AS FILED  WITH  THE  SECURITIES  AND  EXCHANGE  COMMISSION  ON  APRIL 19, 2007
--------------------------------------------------------------------------------

                                                           FILE NOS. 333-114561
                                                                      811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 5

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 74

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:
                              JOCELYN LIU, ESQUIRE
                         ALLSTATE LIFE INSURANCE COMPANY
                          3100 SANDERS ROAD, SUITE J5B
                              NORTHBROOK, IL 60062


Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE  (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2007, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-203-0068
FAX NUMBER: 1-866-628-1006                         PROSPECTUS DATED MAY 1, 2007
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):


.. ALLSTATE ADVISOR
.. ALLSTATE ADVISOR PLUS

.. ALLSTATE ADVISOR PREFERRED


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 54* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)      PUTNAM VARIABLE TRUST (CLASS IB)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS    VAN KAMPEN LIFE INVESTMENT TRUST (CLASS
 2)                                                             II)
LORD ABBETT SERIES FUND, INC. (CLASS VC)                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)             (CLASS I & II)


*Up to 61 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 46-50 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 94 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.




                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
                SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT
                IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE
                LOSS OF PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.





                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                         PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       4
--------------------------------------------------------------------------------
  Overview of Contracts                                                 6
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             7
--------------------------------------------------------------------------------
  How the Contracts Work                                                12
--------------------------------------------------------------------------------
  Expense Table                                                         13
--------------------------------------------------------------------------------
  Financial Information                                                 19
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         19
--------------------------------------------------------------------------------
  Purchases                                                             22
--------------------------------------------------------------------------------
  Contract Value                                                        23
--------------------------------------------------------------------------------
  Investment Alternatives                                               46
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          46
--------------------------------------------------------------------------------
     The Fixed Account Options                                          53
--------------------------------------------------------------------------------
     Transfers                                                          57
--------------------------------------------------------------------------------
  Expenses                                                              60
--------------------------------------------------------------------------------
  Access to Your Money                                                  65
--------------------------------------------------------------------------------
  Income Payments                                                       66
--------------------------------------------------------------------------------
  Death Benefits                                                        75
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      83
--------------------------------------------------------------------------------
  Taxes                                                                 86
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                    93
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   94
--------------------------------------------------------------------------------
APPENDIX A-ALLSTATE ADVISOR CONTRACT COMPARISON CHART                   95
--------------------------------------------------------------------------------
APPENDIX B-MARKET VALUE ADJUSTMENT                                      97
--------------------------------------------------------------------------------
APPENDIX C-CALCULATION OF INCOME PROTECTION BENEFIT                     99
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME
BENEFITS                                                                100
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 101
--------------------------------------------------------------------------------
APPENDIX F-CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT             102
--------------------------------------------------------------------------------
APPENDIX G-WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION
BENEFIT                                                                 105
--------------------------------------------------------------------------------
APPENDIX H-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES    106
--------------------------------------------------------------------------------
APPENDIX I-SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION
EXAMPLES                                                                108
--------------------------------------------------------------------------------
APPENDIX J-SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION
EXAMPLES                                                                111
--------------------------------------------------------------------------------
APPENDIX K-ACCUMULATION UNIT VALUES                                     115
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               24
--------------------------------------------------------------------------------
Accumulation Benefit                                                    24
--------------------------------------------------------------------------------
Accumulation Phase                                                      12
--------------------------------------------------------------------------------
Accumulation Unit                                                       19
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 19
--------------------------------------------------------------------------------
Allstate Life ("We")                                                    83
--------------------------------------------------------------------------------
Annuitant                                                               20
--------------------------------------------------------------------------------
Automatic Additions Program                                             22
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 59
--------------------------------------------------------------------------------
Beneficiary                                                             20
--------------------------------------------------------------------------------
Benefit Base (for the TrueReturn Accumulation Benefit Option)           25
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Withdrawal Benefit Option)             34
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 38
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 42
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Withdrawal Benefit
Option)                                                                 34
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Plus Withdrawal
Benefit Option)                                                         37
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome For Life Withdrawal
Benefit Option)                                                         41
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Withdrawal
Benefit Option)                                                         34
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 37
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome For Life
Withdrawal Benefit Option)                                              41
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Withdrawal Benefit Option)             33
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 37
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 40
--------------------------------------------------------------------------------
Co-Annuitant                                                            20
--------------------------------------------------------------------------------
*Contract                                                               19
--------------------------------------------------------------------------------
Contract Anniversary                                                    8
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  19
--------------------------------------------------------------------------------
Contract Value                                                          23
--------------------------------------------------------------------------------
Contract Year                                                           9
--------------------------------------------------------------------------------
Credit Enhancement                                                      22
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           59
--------------------------------------------------------------------------------
Due Proof of Death                                                      75
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option                                77
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection (Annual Increase) Option                77
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                           78
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Fixed Account Options                                                   53
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                  63
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Option                                                        24
--------------------------------------------------------------------------------
Guarantee Period Accounts                                               55
--------------------------------------------------------------------------------
Income Base                                                             9
--------------------------------------------------------------------------------
Income Plan                                                             66
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        70
--------------------------------------------------------------------------------
In-Force Earnings                                                       78
--------------------------------------------------------------------------------
In-Force Premium                                                        77
--------------------------------------------------------------------------------
Investment Alternatives                                                 46
--------------------------------------------------------------------------------
IRA Contract                                                            9
--------------------------------------------------------------------------------
Issue Date                                                              12
--------------------------------------------------------------------------------
Market Value Adjustment                                                 55
--------------------------------------------------------------------------------
Maximum Anniversary Value                                               76
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    76
--------------------------------------------------------------------------------
Payout Phase                                                            12
--------------------------------------------------------------------------------
Payout Start Date                                                       66
--------------------------------------------------------------------------------
Portfolios                                                              83
--------------------------------------------------------------------------------
Qualified Contract                                                      19
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     73
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                         76
--------------------------------------------------------------------------------
Rider Anniversary                                                       24
--------------------------------------------------------------------------------
Rider Application Date                                                  8
--------------------------------------------------------------------------------
Rider Date (for the TrueReturn Accumulation Benefit Option)             24
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Withdrawal Benefit Option)               33
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Plus Withdrawal Benefit Option)          37
--------------------------------------------------------------------------------
Rider Date (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 40
--------------------------------------------------------------------------------
Rider Fee (for the TrueReturn Accumulation Benefit Option)              8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Withdrawal Benefit Option)                8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)           8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 8
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    61
--------------------------------------------------------------------------------
Rider Maturity Date                                                     24
--------------------------------------------------------------------------------
Rider Period                                                            24
--------------------------------------------------------------------------------
Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option)  32
--------------------------------------------------------------------------------
Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option)    36
--------------------------------------------------------------------------------
Right to Cancel                                                         23
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------


                                 4  PROSPECTUS

--------------------------------------------------------------------------------
Settlement Value                                                        76
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option                        20
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirements Accounts                                                    20
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           54
--------------------------------------------------------------------------------
SureIncome Covered Life                                                 40
--------------------------------------------------------------------------------
SureIncome Option Fee                                                   62
--------------------------------------------------------------------------------
SureIncome Plus Option                                                  8
--------------------------------------------------------------------------------
SureIncome Plus Option Fee                                              8
--------------------------------------------------------------------------------
SureIncome Plus Withdrawal Benefit Option                               8
--------------------------------------------------------------------------------
SureIncome For Life Option                                              8
--------------------------------------------------------------------------------
SureIncome For Life Option Fee                                          8
--------------------------------------------------------------------------------
SureIncome For Life Withdrawal Benefit Option                           8
--------------------------------------------------------------------------------
SureIncome ROP Death Benefit                                            11
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                                    33
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           66
--------------------------------------------------------------------------------
Tax Qualified Contract                                                  89
--------------------------------------------------------------------------------
Transfer Period Accounts                                                26
--------------------------------------------------------------------------------
Trial Examination Period                                                23
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                                51
--------------------------------------------------------------------------------
TrueReturn/SM/ Accumulation Benefit Option                              24
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valuation Date                                                          22
--------------------------------------------------------------------------------
Variable Account                                                        83
--------------------------------------------------------------------------------
Variable Sub-Account                                                    46
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Withdrawal
Benefit Option)                                                         34
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (For the SureIncome Plus
Withdrawal Benefit Option)                                              37
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome For Life
Withdrawal Benefit Option)                                              41
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome
Withdrawal Benefit Option)                                              35
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Plus
Withdrawal Benefit Option)                                              39
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 42
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome
Withdrawal Benefit Option)                                              35
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 39
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome For Life Withdrawal
Benefit Option)                                                         42
--------------------------------------------------------------------------------
Withdrawal Benefit Option                                               33
--------------------------------------------------------------------------------
Withdrawal Benefit Option Fee                                           62
--------------------------------------------------------------------------------


* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 5  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits./+/ They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

+
   Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 6  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase each Contract with as little as
                                $10,000 ($2,000 for Contracts issued with an IRA or
                                TSA). You can add to your Contract as often and as much
                                as you like, but each subsequent payment must be at
                                least $1,000 ($50 for automatic payments).

                                We reserve the right to accept a lesser initial
                                purchase payment amount for each Contract. We may limit
                                the cumulative amount of purchase payments to a maximum
                                of $1,000,000 in any Contract.

                                For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make
                                a purchase payment, we will add to your Contract Value
                                a Credit Enhancement of up to 5% of such purchase
                                payment.
---------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD        You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require ("TRIAL
                                EXAMINATION PERIOD"). Upon cancellation, we will return
                                your purchase payments adjusted, to the extent federal
                                or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges. If you cancel your Contract during the TRIAL
                                EXAMINATION PERIOD, the amount we refund to you will
                                not include any Credit Enhancement. See "Trial
                                Examination Period" for details.
---------------------------------------------------------------------------------------
EXPENSES                        Each Portfolio pays expenses that you will bear
                                indirectly if you invest in a Variable Sub-Account. You
                                also will bear the following expenses:

                                ALLSTATE ADVISOR CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.10% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE ADVISOR PLUS CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.40% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 8.5% of
                                  purchase payments withdrawn.

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.40% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.


                                  7 PROSPECTUS

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.50% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.


                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.60% of average daily net assets.

                                . No withdrawal charge.

                                ALL CONTRACTS

                                .Annual administrative expense charge of 0.19% (up to
                                  0.35% for future Contracts).

                                .Annual contract maintenance charge of $30 (waived in
                                  certain cases).

                                .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                                  DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you
                                  will pay an additional mortality and expense risk
                                  charge of 0.20%* (up to 0.30% for Options added in
                                  the future).

                                .If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL
                                  INCREASE) OPTION, you will pay an additional
                                  mortality and expense risk charge of 0.30%*.

                                .If you select the EARNINGS PROTECTION DEATH BENEFIT
                                  OPTION you will pay an additional mortality and
                                  expense risk charge of 0.25% or 0.40% (up to 0.35% or
                                  0.50% for Options added in the future) depending on
                                  the age of the oldest Owner and oldest Annuitant on
                                  the date we receive the completed application or
                                  request to add the benefit, whichever is later
                                  ("RIDER APPLICATION DATE").

                                .If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                                  OPTION ("TRUERETURN OPTION") you would pay an
                                  additional annual fee ("RIDER FEE") of 0.50% (up to
                                  1.25% for Options added in the future) of the BENEFIT
                                  BASE in effect on each Contract anniversary
                                  ("CONTRACT ANNIVERSARY") during the Rider Period. You
                                  may not select the TrueReturn Option together with a
                                  Retirement Income Guarantee Option or any Withdrawal
                                  Benefit Option.

                                .If you select the SUREINCOME OPTION, you would pay an
                                  additional annual fee ("SUREINCOME OPTION FEE") of
                                  0.50% of the BENEFIT BASE on each Contract
                                  Anniversary (see the SureIncome Option Fee section).
                                   You may not select the SureIncome Option together
                                  with a Retirement Income Guarantee Option, a
                                  TrueReturn Option or any other Withdrawal Benefit
                                  Option.

                                .If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT
                                  OPTION  ("SUREINCOME PLUS OPTION")  you would pay an
                                  additional annual fee ("SUREINCOME PLUS OPTION FEE")
                                  of 0.65% (up to 1.25% for Options added in the
                                  future) of the BENEFIT BASE on each Contract
                                  Anniversary (see the SureIncome Plus Option Fee
                                  section).  You may not select the SureIncome Plus
                                  Option together with a Retirement Income Guarantee
                                  Option, a TrueReturn Option or any other Withdrawal
                                  Benefit Option.

                                .If you select the SUREINCOME FOR LIFE WITHDRAWAL
                                  BENEFIT OPTION  ("SUREINCOME FOR LIFE OPTION") you
                                  would pay an additional annual fee ("SUREINCOME FOR
                                  LIFE OPTION FEE") of 0.65% (up to 1.25% for Options
                                  added in the future) of the BENEFIT BASE on each
                                  Contract Anniversary (see the SureIncome For Life
                                  Option Fee section).  You may not select the
                                  SureIncome For Life Option together with a Retirement
                                  Income Guarantee Option, a TrueReturn Option or any
                                  other Withdrawal Benefit Option.

                                  8 PROSPECTUS

                                .We discontinued offering RETIREMENT INCOME GUARANTEE
                                  OPTION 1 ("RIG 1") as of January 1, 2004 (up to May
                                  1, 2004 in certain states). If you elected RIG 1
                                  prior to May 1, 2004, you will pay an additional
                                  annual fee ("Rider Fee") of 0.40%* of the INCOME BASE
                                  in effect on a Contract Anniversary.

                                  We discontinued offering RETIREMENT INCOME GUARANTEE
                                  OPTION 2 ("RIG 2") as of January 1, 2004 (up to May
                                  1, 2004 in certain states). If you elected RIG 2
                                  prior to May 1, 2004, you will pay an additional
                                  annual Rider Fee of 0.55%* of the INCOME BASE in
                                  effect on a Contract Anniversary.

                                .If you select the INCOME PROTECTION BENEFIT OPTION
                                  you will pay an additional mortality and expense risk
                                  charge of 0.50% (up to 0.75% for Options added in the
                                  future) during the Payout Phase of your Contract.

                                .If you select the SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION OR SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT OPTION FOR CUSTODIAL INDIVIDUAL
                                  RETIREMENT ACCOUNTS ("CSP") you would pay an
                                  additional annual fee ("RIDER FEE") of 0.10%** (up to
                                  0.15% for Options added in the future) of the
                                  Contract Value ("CONTRACT VALUE") on each Contract
                                  Anniversary. These Options are only available for
                                  certain types of IRA Contracts, which are Contracts
                                  issued with an Individual Retirement Annuity or
                                  Account ("IRA") under Section 408 of the Internal
                                  Revenue Code. The CSP is only available for certain
                                  Custodial Individual Retirement Accounts established
                                  under Section 408 of the Internal Revenue Code. For
                                  Contracts purchased on or after January 1, 2005, we
                                  may discontinue offering the Spousal Protection
                                  Benefit (Co-Annuitant) Option at any time prior to
                                  the time you elect to receive it.**

                                  **NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR
                                  CONTRACT OWNERS WHO ADDED THESE OPTIONS PRIOR TO
                                  JANUARY 1, 2005. SEE PAGE 15 FOR DETAILS.

                                .Transfer fee equal to 1.00% (subject to increase to
                                  up to 2.00%) of the amount transferred after the
                                  12/th/ transfer in any Contract Year ("CONTRACT
                                  YEAR"), which we measure from the date we issue your
                                  Contract or a Contract Anniversary.

                                . State premium tax (if your state imposes one)

                                . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES.

                                  WE MAY DISCONTINUE ANY OF THESE OPTIONS AT ANY TIME
                                  PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.

                                  *DIFFERENT RATES APPLY TO CONTRACT OWNERS WHO ADDED
                                  THESE OPTIONS PRIOR TO MAY 1, 2003. SEE PAGE 14-15
                                  FOR DETAILS.
---------------------------------------------------------------------------------------

                                  9 PROSPECTUS

INVESTMENT ALTERNATIVES         Each Contract offers several investment alternatives
                                including:

                                .up to 3 Fixed Account Options that credit interest at
                                  rates we guarantee, and

                                .54* Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                  . Fidelity Management & Research Company

                                  . Franklin Advisers, Inc.

                                  . Franklin Advisory Services, LLC

                                  . Franklin Mutual Advisers, LLC

                                  . Lord, Abbett & Co. LLC

                                  . OppenheimerFunds, Inc.

                                  . Putnam Investment Management, LLC

                                  . Templeton Asset Management Ltd.

                                  . Templeton Investment Counsel, LLC

                                  . Van Kampen Asset Management

                                  . Van Kampen**

                                  *Up to 61 Variable Sub-Accounts may be available
                                  depending on the date your purchased your Contract.
                                  Please see page 46-50 for information about
                                  Sub-Account and/or Portfolio liquidations, mergers,
                                  closures and name changes.

                                  **Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                                NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL
                                STATES OR WITH ALL CONTRACTS.

                                To find out current rates being paid on the Fixed
                                Account Option(s), or to find out how the Variable
                                Sub-Accounts have performed, please call us at
                                1-800-203-0068.
---------------------------------------------------------------------------------------
                                 10 PROSPECTUS

SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM

                                . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways (you
                                may select more than one income plan):

                                . life income with guaranteed number of payments

                                . joint and survivor life income with guaranteed number
                                  of payments

                                . guaranteed number of payments for a specified period

                                . life income with cash refund

                                . joint life income with cash refund

                                . life income with installment refund

                                . joint life income with installment refund

                                Prior to May 1, 2004, Allstate Life also offered two
                                Retirement Income Guarantee Options that guarantee a
                                minimum amount of fixed income payments you can receive
                                if you elect to receive income payments.

                                In addition, we offer an Income Protection Benefit
                                Option that guarantees that your variable income
                                payments will not fall below a certain level.
----------------------------------------------------------------------------------------
DEATH BENEFITS                  If you, the Annuitant, or Co-Annuitant die before the
                                Payout Start Date, we will pay a death benefit subject
                                to the conditions described in the Contract. In
                                addition to the death benefit included in your Contract
                                ("RETURN OF PREMIUM DEATH BENEFIT" or "ROP Death
                                Benefit"), the death benefit options we currently offer
                                include:

                                . MAV DEATH BENEFIT OPTION;

                                .ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                                  OPTION; and

                                . EARNINGS PROTECTION DEATH BENEFIT OPTION

                                The SureIncome Plus Option and SureIncome For Life
                                Option also include a death benefit option, the
                                SureIncome Return of Premium Death Benefit,
                                ("SUREINCOME ROP DEATH BENEFIT").
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. The minimum amount you may
                                transfer is $100 or the amount remaining in the
                                investment alternative, if less. The minimum amount
                                that can be transferred into the Standard Fixed Account
                                or Market Value Adjusted Account Options is $100.

                                A charge may apply after the 12/th/ transfer in each
                                Contract Year.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time during the Accumulation Phase and during the
                                Payout Phase in certain cases. In general, you must
                                withdraw at least $50 at a time. Withdrawals taken
                                prior to the Payout Start Date are generally considered
                                to come from the earnings in the Contract first. If the
                                Contract is tax-qualified, generally all withdrawals
                                are treated as distributions of earnings. Withdrawals
                                of earnings are taxed as ordinary income and, if taken
                                prior to age 59 1/2, may be subject to an additional
                                10% federal tax penalty. A withdrawal charge and a
                                MARKET VALUE ADJUSTMENT may also apply.

                                If any withdrawal reduces your Contract Value to less
                                than $1,000, we will treat the request as a withdrawal
                                of the entire Contract Value, unless a Withdrawal
                                Benefit Option is in effect under your Contract. Your
                                Contract will terminate if you withdraw all of your
                                Contract Value.




                                 11  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 66. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-203-0068 if you have any question about how the Contracts work.


                                 12  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                         Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                    0           1           2           3           4           5           6          7           8+
Allstate Advisor              7%          7%          6%          5%          4%          3%        2%           0%         0%
Allstate Advisor Plus       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%         0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option                7%          6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option                7%          6%          5%          0%
 No Withdrawal Charge
 Option                                                                    None

All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $30**
Transfer Fee                                             up to 2.00% of the amount transferred***


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.


                                 13  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:


                                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)                               Charge                       Expense Charge*
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                           1.10%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                      1.40%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                              1.40%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                              1.50%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                   1.60%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Variable Account
                                                                           Annual Expense
Basic Contract (without any optional benefit)
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                1.29%
------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                           1.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   1.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   1.69%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        1.79%
------------------------------------------------------------------------------------------------------


  * We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.


                                                   0.20%* (up to 0.30% for Options added in
MAV Death Benefit Option                           the future)
Enhanced Beneficiary Protection (Annual Increase)
Option                                             0.30 %*

Earnings Protection Death Benefit Option (issue    0.25% (up to 0.35% for Options added in
age 0-70)                                          the future)

Earnings Protection Death Benefit Option (issue    0.40% (up to 0.50% for Options added in
age 71-79)                                         the future)


  *For Contract Owners who added the MAV Death Benefit Option or Enhanced
   Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings           Mortality and Expense
Protection Death Benefit Option (issue age 71-79)                           Risk Charge*
-------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                2.00%
-------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                           2.30%
-------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   2.30%
-------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   2.40%
-------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        2.50%
-------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings          Administrative
Protection Death Benefit Option (issue age 71-79)                     Expense Charge*
-----------------------------------------------------------------------------------------------
Allstate Advisor                                                                        0.19%
-----------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                   0.19%
-----------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                           0.19%
-----------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                           0.19%
-----------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                0.19%
-----------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option, Enhanced                    Total Variable Account
Beneficiary Protection (Annual Increase) Option, and Earnings              Annual Expense
Protection Death Benefit Option (issue age 71-79)
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                2.19%
------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                           2.49%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   2.49%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   2.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        2.69%
------------------------------------------------------------------------------------------------------


  *As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                                                0.50 %*
-----------------------------------------------------------------------------------------------------------------


*Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                                      0.50 %*
------------------------------------------------------------------------------------------------------------------


* Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE


(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

SureIncome Plus Withdrawal Benefit Option                                                  0.65%*
-----------------------------------------------------------------------------------------------------------------


                                 14  PROSPECTUS

*Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

SureIncome For Life Withdrawal Benefit Option                                             0.65%*
---------------------------------------------------------------------------------------------------------------


*Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.



RETIREMENT INCOME GUARANTEE OPTION FEE*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

**For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10 %*
----------------------------------------------------------------------------------------------------


*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10 %*
----------------------------------------------------------------------------------------------------


*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.





INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses - Mortality and Expense Risk Charge," below, for details.


                                 15  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                           PORTFOLIO ANNUAL EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.35%                         1.73%
and other expenses)
----------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2006 (except as otherwise noted).






                                 16  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection
  (Annual Increase) Option;

.. elected the Earnings Protection Death Benefit Option (assuming issue age
  71-79);

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.



                                                                Allstate Advisor                 Allstate Advisor Plus
                                                       1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,105  $1,964   $2,835   $5,238    $1,263  $2,265   $3,187   $5,481
-------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $964    $1,552   $2,170   $4,021    $1,122  $1,855   $2,531   $4,300
-------------------------------------------------------------------------------------------------------------------------------
                                                           Allstate Advisor Preferred
                                                                  (with 5 Year
                                                           Withdrawal Charge Option)
                                                       1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,051  $1,967   $2,720   $5,481
-------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $909    $1,558   $2,063   $4,300
-------------------------------------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                   (with 3-Year                          (with No
                            Withdrawal Charge Option)           Withdrawal Charge Option)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $1,061  $1,656   $2,766    $5,560   $561    $1,685   $2,812   $5,638
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio          $920  $1,248   $2,112    $4,392   $420    $1,278   $2,161   $4,482
Expenses
------------------------------------------------------------------------------------------------








                                 17  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.



                                 Allstate Advisor                 Allstate Advisor Plus
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $510   $1,539   $2,580    $5,238    $541   $1,627   $2,720    $5,481
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $369   $1,127   $1,915    $4,021    $399   $1,218   $2,063    $4,300
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                                   (with 5 Year
                            Withdrawal Charge Option)
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum   $541   $1,627   $2,720    $5,481
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum   $399   $1,218   $2,063    $4,300
Annual Portfolio
Expenses
------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                   (with 3-Year                          (with No
                            Withdrawal Charge Option)           Withdrawal Charge Option)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio          $551  $1,656   $2,766    $5,560   $561    $1,685   $2,812   $5,638
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio          $410  $1,248   $2,112    $4,392   $420    $1,278   $2,161   $4,482
Expenses
------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 18  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


                                 19  PROSPECTUS

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new


                                 20  PROSPECTUS

Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


                                 21  PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-203-0068.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

          ADDITIONAL CREDIT                CUMULATIVE PURCHASE
        ENHANCEMENT FOR LARGE            PAYMENTS LESS CUMULATIVE
              CONTRACTS                  WITHDRAWALS MUST EXCEED:

    0.50% of the purchase payment       $500,000

    1.00% of the purchase payment       $1,000,000


If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.


                                 22  PROSPECTUS

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Money Market - Class IB Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of


                                 23  PROSPECTUS

Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market - Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market - Class IB Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            150.0%        120.0%
---------------------------------------------
       13            162.5%        130.0%
---------------------------------------------
       14            175.0%        140.0%
---------------------------------------------
       15            187.5%        150.0%
---------------------------------------------
       16            200.0%        160.0%
---------------------------------------------
       17            212.5%        170.0%
---------------------------------------------
       18            225.0%        180.0%
---------------------------------------------
       19            237.5%        190.0%
---------------------------------------------
       20            250.0%        200.0%
---------------------------------------------




                                 24  PROSPECTUS

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               15
AB Factor:                                187.5%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 187.5%
                       = $93,750


Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base.
   THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a


                                 25  PROSPECTUS

TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalance/SM/ Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

               GUARANTEE OPTION 1                         GUARANTEE OPTION 2
------------------------------------------------------------------------------------
*Model Portfolio Option 1                         *Model Portfolio Option 2
*TrueBalance Conservative Model Portfolio Option  *TrueBalance Conservative Model
*TrueBalance Moderately Conservative Model         Portfolio Option
 Portfolio Option                                 *TrueBalance Moderately
*Fidelity VIP Freedom Income Fund Model            Conservative Model Portfolio
 Portfolio Option                                  Option
*Fidelity VIP Freedom 2010 Fund Model Portfolio   *TrueBalance Moderate Model
 Option                                            Portfolio Option
                                                  *TrueBalance Moderately Aggressive
                                                   Model Portfolio Option
                                                  *TrueBalance Aggressive Model
                                                   Portfolio Option
                                                  *Fidelity VIP Freedom Income Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2010 Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2020 Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2030 Fund
                                                   Model Portfolio Option
------------------------------------------------------------------------------------


NOTE:  THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE ADDED TO THE TRUERETURN
OPTION ON MAY 1, 2005.   TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1,
2005, MAY NOT BE USED WITH THE TRUERETURN OPTION. THE FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS UNDER GUARANTEE OPTION 1 AND GUARANTEE OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). FOR GUARANTEE OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004), THE FIDELITY VIP FREEDOM FUNDS ARE PART OF THE AVAILABLE VARIABLE SUB-ACCOUNTS LISTED UNDER MODEL PORTFOLIO OPTION 2. PLEASE NOTE THAT ONLY CERTAIN FIDELITY VIP FREEDOM FUNDS
                                      ------------
MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE ABOVE.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period


                                 26  PROSPECTUS

Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTION 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories.
 Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category/(1)/:

                            MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                 20% Category A
                                 50% Category B
                                 30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
--------------------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account



                                 27  PROSPECTUS

                            MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                 20% Category A
                                 50% Category B
                                 30% Category C
                                 0% Category D
--------------------------------------------------------------------------------

Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (3)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (3)
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account &
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)(4)
--------------------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1)
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (3)
Putnam VT New Opportunities - Class IB Sub-Account (3)
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (5)
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF Equity
 Growth, Class II Sub-Account (2)(4)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)
--------------------------------------------------------------------------------


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION
1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(4)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(5) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


MODEL PORTFOLIO OPTION 2
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.


                                 28  PROSPECTUS

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category/(1)/:

                     MODEL PORTFOLIO OPTION 2
               (RIDER DATE PRIOR TO OCTOBER 1, 2004)
-------------------------------------------------------------------
                          10% Category A
                          20% Category B
                          50% Category C
                          20% Category D
-------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
-------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (3)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (3)
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van Kampen
UIF U.S. Mid Cap Value, Class II Sub-Account (2)(4)
-------------------------------------------------------------------
CATEGORY D
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (3)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account (3)
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (5)
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account &
Van Kampen UIF Equity Growth, Class II Sub-Account (2)(4)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)
-------------------------------------------------------------------


THE FOLLOWING VARIABLE SUB-ACCOUNTS ARE NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004): FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT AND
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT.   INSTEAD, THE FIDELITY
VIP FREEDOM FUNDS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS (SEE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE).


                                 29  PROSPECTUS

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004.*

(4)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(5) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.

Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1):

                      MODEL PORTFOLIO OPTION 2
              (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
---------------------------------------------------------------------
                              Available
---------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account



                                 30  PROSPECTUS

                      MODEL PORTFOLIO OPTION 2
              (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
---------------------------------------------------------------------

Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2)
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van Kampen
UIF U.S. Mid Cap Value, Class II Sub-Account (2)(3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
---------------------------------------------------------------------
                              Excluded
---------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)
Van Kampen UIF Equity Growth, Class I Sub-Account &
Van Kampen UIF Equity Growth, Class II Sub-Account (2)(3)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)
---------------------------------------------------------------------


(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or


                                 31  PROSPECTUS
changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 79 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new Withdrawal Benefit
  Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider


                                 32  PROSPECTUS

  Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS.
If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub-Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

  FIDELITY VIP FREEDOM FUNDS           FIDELITY VIP FREEDOM
    MODEL PORTFOLIO OPTIONS                SUB-ACCOUNT
-----------------------------------------------------------------
  Fidelity VIP Freedom Income     Fidelity VIP Freedom Income -
  Fund Model Portfolio Option      Service Class 2 Sub-Account
-----------------------------------------------------------------
Fidelity VIP Freedom 2010 Fund     Fidelity VIP Freedom 2010 -
    Model Portfolio Option         Service Class 2 Sub-Account
-----------------------------------------------------------------
Fidelity VIP Freedom 2020 Fund     Fidelity VIP Freedom 2020 -
    Model Portfolio Option         Service Class 2 Sub-Account
-----------------------------------------------------------------
Fidelity VIP Freedom 2030 Fund     Fidelity VIP Freedom 2030 -
    Model Portfolio Option         Service Class 2 Sub-Account
-----------------------------------------------------------------


The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.


WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.


SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option ("SureIncome Option"), which is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue


                                 33  PROSPECTUS
without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For
Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be


                                 34  PROSPECTUS
withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


                                 35  PROSPECTUS

CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85.
   For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
The SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


                                 36  PROSPECTUS

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract
Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".   Prior to
the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This death benefit option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 79.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion.
 Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:


                                 37  PROSPECTUS

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option.
 On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.


                                 38  PROSPECTUS

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.


                                 39  PROSPECTUS

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section (page 76) for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME PLUS OPTION
The SureIncome Plus Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds.


SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions.
 Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain
restrictions.   The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is
alive.   Prior to the commencement of the Withdrawal Benefit Payout Phase, the
SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT").
 This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 79.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you
choose to add the SureIncome For Life Option.   Currently, you may have


                                 40  PROSPECTUS
only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS
                                                                    ----------
DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.
---------------------------------------------------

We currently offer the following Withdrawal Benefit Factors:

                     Attained Age of
                 SureIncome Covered Life                     Withdrawal Benefit Factor
                 -----------------------                     -------------------------
                          50-59                                         4%
                          60-69                                         5%
                          70+                                           6%


The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT
       ----------------------------------------------------------------------
CHANGE.
-------

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

.. If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.


                                 41  PROSPECTUS

.. If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value.
 After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.


                                 42  PROSPECTUS

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the DEATH BENEFITS section page 66 for more details on the SureIncome ROP Death Benefit.


                                 43  PROSPECTUS

TERMINATION OF THE SUREINCOME FOR LIFE OPTION
The SureIncome For Life Option will terminate on the earliest of the following to occur:

.. The Benefit Payment is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

.. On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.


INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor.
 Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
-------------------------------------------------------------




NOTE:  THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE FIRST MADE AVAILABLE IN
CONNECTION WITH A WITHDRAWAL BENEFIT OPTION ON MAY 1, 2005.   ANY TRUEBALANCE
MODEL PORTFOLIOS OFFERED UNDER THE TRUEBALANCE ASSET ALLOCATION PROGRAM PRIOR TO MAY 1, 2005, MAY NOT BE USED IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to


                                 44  PROSPECTUS
your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1):

                             Available
-------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account(2)
Van Kampen UIF Equity and Income, Class II Sub-Account(2)
Van Kampen UIF Global Franchise, Class II Sub-Account(2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account(2)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account &
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account(2)(3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(2)
-------------------------------------------------------------------
                             Excluded
-------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)
Van Kampen UIF Equity Growth, Class I Sub-Account &
Van Kampen UIF Equity Growth, Class II Sub-Account(2)(3)
Van Kampen UIF Small Company Growth, Class II Sub-Account(2)
-------------------------------------------------------------------




                                 45  PROSPECTUS

(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3) The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT
OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.



TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option.
 Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 54* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-203-0068 OR GO TO
WWW.ACCESSALLSTATE.COM.

*Up to 61 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 50 for information about Sub-Account and/or Portfolio liquidations, mergers and name changes.


                                 46  PROSPECTUS

PORTFOLIO:                EACH PORTFOLIO SEEKS:         INVESTMENT ADVISER:
Fidelity VIP              Long-term capital
 Contrafund(R) Portfolio   appreciation
 - Service Class 2
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a
 2010 Portfolio -          secondary objective of
 Service Class 2           principal preservation as
                           the fund approaches its
                           target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a
 2020 Portfolio -          secondary objective of
 Service Class 2           principal preservation as
                           the fund approaches its
                           target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a
 2030 Portfolio -          secondary objective of
 Service Class 2           principal preservation as
                           the fund approaches its
                           target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a     FIDELITY MANAGEMENT &
 Income Portfolio -        secondary objective of      RESEARCH COMPANY
 Service Class 2           principal preservation
-------------------------------------------------------
Fidelity VIP Growth       To achieve capital
 Stock Portfolio -         appreciation
 Service Class 2
-------------------------------------------------------
Fidelity VIP Index 500    Investment results that
 Portfolio - Service       correspond to the total
 Class 2                   return of common stocks
                           publicly traded in the
                           United States as
                           represented by the
                           Standard & Poor's 500(SM)
                           Index (S&P 500(R))
-------------------------------------------------------
Fidelity VIP Mid Cap      Long-term growth of capital
 Portfolio - Service
 Class 2
-------------------------------------------------------
FTVIP Franklin Growth     Capital appreciation with
 and Income Securities     current income as a
 Fund - Class 2            secondary goal.
-------------------------------------------------------
FTVIP Franklin Income     To maximize income while
 Securities Fund - Class   maintaining prospects for
 2                         capital appreciation.
-------------------------------------------------------
FTVIP Franklin Large Cap  Capital appreciation
 Growth Securities Fund
 - Class 2                                             FRANKLIN ADVISERS, INC.
FTVIP Franklin Small-Mid  Long-term capital growth.
 Cap Growth Securities
 Fund - Class 2 (1)
FTVIP Franklin U.S.       Income
 Government Fund - Class
 2
FTVIP Templeton Global    High current income,
 Income Securities Fund    consistent with
 - Class 2 (1)             preservation of capital,
                           with capital appreciation
                           as a secondary
                           consideration.
FTVIP Franklin Small Cap  Long-term total return.      FRANKLIN ADVISORY
 Value Securities Fund -                               SERVICES, LLC
 Class 2
-------------------------------------------------------------------------------
                                 47 PROSPECTUS


FTVIP Mutual Discovery    Capital appreciation
 Securities Fund - Class
 2
FTVIP Mutual Shares       Capital appreciation with    FRANKLIN MUTUAL
 Securities Fund - Class   income as a secondary goal  ADVISERS, LLC
 2
FTVIP Templeton           Long-term capital
 Developing Markets        appreciation.               TEMPLETON ASSET
 Securities Fund - Class                               MANAGEMENT LTD.
 2
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
 Securities Fund - Class                               COUNSEL, LLC
 2
-------------------------------------------------------------------------------
Lord Abbett Series Fund   Long-term growth of capital
 - All Value Portfolio     and income without
                           excessive fluctuations in
                           market value
-------------------------------------------------------
Lord Abbett Series Fund   High current income and the
 - Bond-Debenture          opportunity for capital
 Portfolio                 appreciation to produce a
                           high total return
-------------------------------------------------------
Lord Abbett Series Fund   Long-term growth of capital
 - Growth and Income       and income without          LORD, ABBETT & CO. LLC
 Portfolio                 excessive fluctuations in
                           market value
-------------------------------------------------------
Lord Abbett Series Fund   Capital appreciation
 - Growth Opportunities
 Portfolio
-------------------------------------------------------
Lord Abbett Series Fund   Capital appreciation
 - Mid-Cap Value           through investments,
 Portfolio                 primarily in equity
                           securities, which are
                           believed to be undervalued
                           in the marketplace
-------------------------------------------------------------------------------
Oppenheimer MidCap        Capital appreciation by
 Fund/VA - Service         investing in ''growth
 Shares                    type'' companies.
-------------------------------------------------------
Oppenheimer Balanced      A high total investment
 Fund/VA - Service         return, which includes
 Shares                    current income and capital
                           appreciation in the value
                           of its shares.
Oppenheimer Core Bond     High level of current
 Fund/VA - Service         income. As a secondary
 Shares                    objective, the Portfolio
                           seeks capital appreciation
                           when consistent with its
                           primary objective.
-------------------------------------------------------
Oppenheimer Capital       Capital appreciation by
 Appreciation Fund/VA -    investing in securities of
 Service Shares            well-known, established
                           companies.
-------------------------------------------------------
Oppenheimer Global        Long-term capital
 Securities Fund/VA -      appreciation by investing   OPPENHEIMERFUNDS, INC.
 Service Shares            a substantial portion of
                           assets in securities of
                           foreign issuers,
                           growth-type companies,
                           cyclical industries and
                           special situations that
                           are considered to have
                           appreciation
                           possibilities.
Oppenheimer High Income   A high level of current
 Fund/VA - Service         income from investment in
 Shares                    high-yield fixed-income
                           securities.
-------------------------------------------------------
Oppenheimer Main Street   High total return (which
 Fund(R)/VA - Service      includes growth in the
 Shares                    value of its shares as
                           well as current income)
                           from equity and debt
                           securities.
Oppenheimer Main Street   Capital appreciation.
 Small Cap Fund(R)/VA -
 Service Shares
-------------------------------------------------------------------------------
Oppenheimer Strategic     A high level of current
 Bond Fund/VA - Service    income principally derived
 Shares                    from interest on debt
                           securities.
-------------------------------------------------------
                                 48 PROSPECTUS

Putnam VT The George      To provide a balanced
 Putnam Fund of Boston -   investment composed of a
 Class IB                  well diversified portfolio
                           of value stocks and bonds,
                           which produce both capital
                           growth and current income.
Putnam VT Global Asset    A high level of long-term
 Allocation Fund - Class   total return consistent
 IB                        with preservation of
                           capital.
-------------------------------------------------------
Putnam VT Growth and      Capital growth and current
 Income Fund - Class IB    income.
-------------------------------------------------------
Putnam VT Health          Capital appreciation.
 Sciences Fund - Class
 IB (2)
-------------------------------------------------------
Putnam VT High Yield      High current income.
 Fund - Class IB           Capital growth is a
                           secondary goal when
                           consistent with achieving
                           high current income.
-------------------------------------------------------Putnam Investment
Putnam VT Income Fund -   High current income          Management, LLC
 Class IB                  consistent with what        ("PUTNAM MANAGEMENT")
                           Putnam Management believes
                           to be prudent risk.
-------------------------------------------------------
Putnam VT International   Capital appreciation.
 Equity Fund - Class IB
-------------------------------------------------------
Putnam VT Investors Fund  Long-term growth of capital
 - Class IB                and any increased income
                           that results from this
                           growth.
-------------------------------------------------------
Putnam VT Money Market    As high a rate of current
 Fund - Class IB           income as Putnam
                           Management believes is
                           consistent with
                           preservation of capital
                           and maintenance of
                           liquidity.
-------------------------------------------------------
Putnam VT New             Long-term capital
 Opportunities Fund -      appreciation.
 Class IB (2)
-------------------------------------------------------
Putnam VT New Value Fund  Long-term capital
 - Class IB                appreciation.
-------------------------------------------------------------------------------
Putnam VT Research Fund   Capital appreciation.
 - Class IB (2)
-------------------------------------------------------
Putnam VT Utilities       Capital growth and current
 Growth and Income Fund    income.
 - Class IB (2)
-------------------------------------------------------
Putnam VT Vista Fund -    Capital appreciation.
 Class IB
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation.
 Class IB
-------------------------------------------------------
Van Kampen LIT            Capital growth
 Aggressive Growth
 Portfolio, Class II (3)
-------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
 Portfolio, Class II       through investments in
                           equity securities,
                           including common stocks,
                           preferred stocks and
                           securities convertible      VAN KAMPEN ASSET
                           into common and preferred   MANAGEMENT
                           stocks.
Van Kampen LIT Strategic  Capital appreciation.
 Growth Portfolio, Class
 II
Van Kampen LIT Growth     Long-term growth of capital
 and Income Portfolio,     and income.
 Class II
Van Kampen LIT Money      Protection of capital and
 Market Portfolio, Class   high current income
 II                        through investments in
                           money market instruments.   ------------------------
-------------------------------------------------------
                                 49 PROSPECTUS


Van Kampen UIF Emerging   High total return by
 Markets Debt Portfolio,   investing primarily in
 Class II                  fixed income securities of
                           government and
                           government-related issuers
                           and, to a lesser extent,
                           of corporate issuers in
                           emerging market countries.
Van Kampen UIF Equity     Long-term capital
 Growth Portfolio, Class   appreciation by investing
 I & Van Kampen UIF        primarily in
 Equity Growth             growth-oriented equity
 Portfolio, Class II (5)   securities of large
                           capitalization companies.
-------------------------------------------------------
Van Kampen UIF Equity     Capital appreciation and
 and Income Portfolio,     current income.
 Class II
-------------------------------------------------------
Van Kampen UIF Global     Long-term capital
 Franchise Portfolio,      appreciation.
 Class II                                              VAN KAMPEN (4)
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by
 Growth Portfolio, Class   investing primarily in
 II                        common stocks and other
                           equity securities.
-------------------------------------------------------
Van Kampen UIF Small      Long-term capital
 Company Growth            appreciation by investing
 Portfolio, Class II       primarily in
                           growth-oriented equity
                           securities of small
                           companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
 Cap Value Portfolio,      over a market cycle of
 Class I & Van Kampen      three to five years by
 UIF U.S. Mid Cap Value    investing in common stocks
 Portfolio, Class II (5)   and other equity
                           securities.
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current
 Estate Portfolio, Class   income and long-term
 II                        capital appreciation by
                           investing primarily in      ------------------------
                           equity securities of
                           companies in the U.S. real
                           estate industry, including
                           real estate investment
                           trusts.
-------------------------------------------------------

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, protfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class II and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class I and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                 50  PROSPECTUS

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
As a Contract Owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge. Participation in the TrueBalance program may be limited if you have elected certain Contract Options impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an
asset allocation program is appropriate for you.   If you decide to participate
in the TrueBalance program, your sales representative may ask you to complete an investment style questionnaire to help you and your sales representative identify your investment style. Once you and your sales representative have identified your investment style, you may select one of five currently available asset allocation model portfolios, each with different levels of risk. The model portfolios represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Accounts not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts included in that model portfolio, you should not elect the TrueBalance program. We recommend that you consult with your sales representative before selecting a TrueBalance model portfolio.

Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.


                                 51  PROSPECTUS

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, ARE NOT AVAILABLE WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITHOUT THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in


                                 52  PROSPECTUS
your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the
future. Some Options are not available in all states.   In addition, Allstate
Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 59.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future.
 Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have.
 The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract


                                 53  PROSPECTUS

Value to the Putnam VT Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 59.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. FOR ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS, WE CURRENTLY ARE NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year.
 Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or


                                 54  PROSPECTUS

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account.  Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with ALLSTATE ADVISOR PLUS and ALLSTATE ADVISOR PREFERRED CONTRACTS.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods").
 We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other
 Guarantee Periods in the future.   If you allocate a purchase payment to the
Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered.
 If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states.
 Please check with your sales representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that


                                 55  PROSPECTUS

Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account.
 If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market


                                 56  PROSPECTUS

Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-203-0068. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


                                 57  PROSPECTUS

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


                                 58  PROSPECTUS

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio.
 Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income - Class IB Sub-Account and 60% to be in the Oppenheimer MidCap/VA - Service Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income - Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income - Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer MidCap/VA - Service Shares Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


                                 59  PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PLUS                        1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Beneficiary Protection (Annual Increase) Option:  The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This
   charge will never exceed 0.30%.   We  guarantee that we will not increase the
  mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.


                                 60  PROSPECTUS

.. Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

  The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death
  Benefit Payments provision in this prospectus for more information.   We
  deduct the charge for this option only during  the Accumulation Phase.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit(Co-Annuitant) Option and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit(Co-Annuitant) Options and/ or new Spousal Protection Benefit(Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.


                                 61  PROSPECTUS

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG
2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to May 1, 2003, the annual Rider Fee is 0.25%. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
 We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on


                                 62  PROSPECTUS
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the first Contract Anniversary increased by purchase payments (and Credit
Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value.
 For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date.
 As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 13. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 55 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to         withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;


                                 63  PROSPECTUS

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the


                                 64  PROSPECTUS
withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses see page 16. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 66.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 53.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally


                                 65  PROSPECTUS
all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-203-0068 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals.
 Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option,"


                                 66  PROSPECTUS
below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced


                                 67  PROSPECTUS
survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional


                                 68  PROSPECTUS
withdrawals will not be assessed a Payout Withdrawal Charge.



Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                    0           1           2           3           4           5           6          7           8+
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor              7%          7%          6%          5%          4%          3%        2%           0%         0%
Allstate Advisor Plus       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%         0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option                7%          6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option                7%          6%          5%          0%
 No Withdrawal Charge
 Option                                                                   None


ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level


                                 69  PROSPECTUS
payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of
1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.


                                 70  PROSPECTUS

In the following three tables, we list our current Income Protection Diversification Requirement (1):


UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Fidelity VIP Freedom Income - Service Class 2 Sub-Account

  FTVIP Franklin U.S. Government - Class 2 Sub-Account

  Oppenheimer Core Bond/VA - Service Shares Sub-Account

  Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

  Putnam VT Income - Class IB Sub-Account

  Putnam VT Money Market - Class IB Sub-Account

  Van Kampen LIT Money Market, Class II Sub-Account


RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account

  Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account

  Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account

  Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account

  Fidelity VIP Index 500 - Service Class 2 Sub-Account

  Fidelity VIP Mid Cap - Service Class 2 Sub-Account

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account

  FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

  FTVIP Mutual Discovery Securities - Class 2 Sub-Account

  FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account

  Lord Abbett Series - All Value Sub-Account

  Lord Abbett Series - Bond-Debenture Sub-Account

  Lord Abbett Series - Growth and Income Sub-Account

  Lord Abbett Series - Growth Opportunities Sub-Account

  Lord Abbett Series - Mid-Cap Value Sub-Account

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

  Oppenheimer Global Securities/VA - Service Shares Sub-Account

  Oppenheimer High Income/VA Sub-Account

  Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

  Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

  Putnam VT Global Asset Allocation - Class IB Sub-Account

  Putnam VT Growth and Income - Class IB Sub-Account

  Putnam VT High Yield - Class IB Sub-Account

  Putnam VT International Equity - Class IB Sub-Account

  Putnam VT Investors - Class IB Sub-Account

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT Research - Class IB Sub-Account(5)

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Utilities Growth and Income - Class IB Sub-Account (5)

  Putnam VT Voyager - Class IB Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account (4)

  Van Kampen UIF Equity Growth, Class II Sub-Account (Class I & II)(2)(4)

  Van Kampen UIF Global Franchise, Class II Sub-Account (4)


                                 71  PROSPECTUS

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (Class I & II)(2)(4)

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)


EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  Fidelity VIP Growth Stock - Service Class 2 Sub-Account

  FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

  Oppenheimer MidCap/VA - Service Shares Sub-Account

  Putnam VT Health Sciences - Class IB Sub-Account (5)

  Putnam VT New Opportunities - Class IB Sub-Account (5)

  Putnam VT Vista - Class IB Sub-Account

  Van Kampen LIT Aggressive Growth, Class II Sub-Account (3)

  Van Kampen LIT Strategic Growth, Class II Sub-Account

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)

  Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)

  Van Kampen UIF Small Company Growth, Class II Sub-Account (4)

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account, and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolios in accordance with that program.*

(2)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may only invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account closed to new investments.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each


                                 72  PROSPECTUS

Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable taxes; and

.. applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, adjusted by any applicable
  Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor


                                 73  PROSPECTUS
  for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1, 2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1, 2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD /Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.


RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cummulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value


                                 74  PROSPECTUS
immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option


                                 75  PROSPECTUS

.. Enhanced Beneficiary Protection (Annual Increase) Option

.. Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected);

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

.. The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 75), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 79, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.


                                 76  PROSPECTUS

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value.
 The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below.
This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 79, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS); or

.. The date we next determine the Death Proceeds.


EARNINGS PROTECTION DEATH BENEFIT OPTION.
The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the date we issue


                                 77  PROSPECTUS
  the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 50% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force Premium.
 If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 79 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 79, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death


                                 78  PROSPECTUS
of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market
- Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.


                                 79  PROSPECTUS

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.


OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market
- Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal


                                 80  PROSPECTUS
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charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.


OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


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SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states.
 CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

.. The CSP Conditions are met.

  . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

  .  We have received proof satisfactory to us that the Co-Annuitant has died.

  . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

  . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following


                                 82  PROSPECTUS
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conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.


MORE INFORMATION
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be


                                 83  PROSPECTUS
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determined by dividing the Contract Value allocated to the applicable Variable
Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

DISTRIBUTION. Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life.
 Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered
representatives.   The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts.
 Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed


                                 84  PROSPECTUS
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on the front page of this prospectus, or go to the SEC's Web site
(http://www.sec.gov).

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
LeBoeuf, Lamb, Greene & MacRae, L.L.P., Washington, D.C., has advised Allstate Life on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 85  PROSPECTUS
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TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future


                                 86  PROSPECTUS
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guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:


                                 87  PROSPECTUS
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.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue


                                 88  PROSPECTUS
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to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code


                                 89  PROSPECTUS
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and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.


                                 90  PROSPECTUS
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For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age
701/2.   Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving


                                 91  PROSPECTUS
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spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the


                                 92  PROSPECTUS
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required IRS language for qualified plans under Section 401(a). A completed
Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2006, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 80469, Lincoln, NE 68501-0469 or 1-800-203-0068.


                                 93  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 94  PROSPECTUS

APPENDIX A
ALLSTATE ADVISOR CONTRACT COMPARISON CHART

                FEATURE                          ADVISOR               ADVISOR PLUS                               ADVISOR PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            5-YEAR WITHDRAWAL     3-YEAR WITHDRAWAL
                                                                                              CHARGE OPTION         CHARGE OPTION
------------------------------------------------------------------------------------------------------------------------------------
                                                                  up to 5% depending on
                                                                  issue age and amount
Credit Enhancement                                 None           of                              None                  None
                                                                  purchase payments
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                                       1.10%                   1.40%                   1.40%                 1.50%
(Base Contract)
------------------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                           7/ 7/ 6/ 5/ 4/ 3/ 2    8.5/ 8.5/ 8.5/ 7.5/
(% of purchase payment)                                             6.5/ 5.5/ 4/2.5           7/ 6/ 5/ 4/ 3            7/ 6/ 5

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Confinement,
Withdrawal Charge                         Confinement, Terminal   Confinement, Terminal   Confinement, Terminal  Terminal
Waivers                                   Illness, Unemployment   Illness, Unemployment   Illness, Unemployment  Illness,
                                                                                                                 Unemployment
------------------------------------------------------------------------------------------------------------------------------------
                FEATURE
---------------------------------------------------------
                                           NO WITHDRAWAL
                                           CHARGE OPTION
---------------------------------------------------------
Credit Enhancement                             None
---------------------------------------------------------
Mortality and Expense                          1.60%
Risk Charge
(Base Contract)
---------------------------------------------------------
Withdrawal Charge                              None
(% of purchase payment)
---------------------------------------------------------
Withdrawal Charge                               N/A
Waivers
---------------------------------------------------------

--------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                                     DCA FIXED ACCOUNT OPTION
-----------------------------------------------------------------------------------------------------
                     Advisor     Advisor Plus                    Advisor Preferred
                                                -----------------------------------------------------
                                                     5-YEAR             3-YEAR         NO WITHDRAWAL
                                                WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   CHARGE OPTION
------------------------------------------------     OPTION             OPTION
                                                -----------------------------------------------------
TRANSFER PERIODS  3 to  6-month  3 to  6-month    3 to  6-month      3 to  6-month          N/A

-----------------------------------------------------------------------------------------------------
                  7 to 12-month  7 to 12-month   7 to  12-month      7 to 12-month          N/A
                  -----------------------------------------------------------------------------------



               STANDARD FIXED ACCOUNT OPTION (SOME OPTIONS NOT AVAILABLE IN ALL STATES)
--------------------------------------------------------------------------------------------------------
                     Advisor     AdvisorPlus                      Advisor Preferred
                                               ---------------------------------------------------------
                                                    5-YEAR             3-YEAR                NO
                                               WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------------------     OPTION             OPTION              OPTION
                                               ---------------------------------------------------------

GUARANTEE PERIODS     1-year         N/A              N/A                N/A                 N/A




--------------------------------------------------------------------------------------------------------
                     3-year*         N/A              N/A                N/A                 N/A
                   -------------------------------------------------------------------------------------
                     5-year*         N/A              N/A                N/A                 N/A
                   -------------------------------------------------------------------------------------
                     7-year*         N/A              N/A                N/A                 N/A
                   -------------------------------------------------------------------------------------



* Available only in states in which the MVA Fixed Account Option is not offered.


                                 95  PROSPECTUS

                       MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
--------------------------------------------------------------------------------------------------------
                     Advisor     Advisor Plus                     Advisor Preferred
                                               ---------------------------------------------------------
                                                    5-YEAR             3-YEAR                NO
                                               WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------------------     OPTION             OPTION              OPTION
                                               ---------------------------------------------------------
GUARANTEE PERIODS     3-year        3-year          3-year             3-year              3-year




--------------------------------------------------------------------------------------------------------
                      5-year        5-year          5-year             5-year              5-year
                   -------------------------------------------------------------------------------------
                      7-year        7-year          7-year             7-year              7-year
                   -------------------------------------------------------------------------------------
                     10-year       10-year          10-year            10-year             10-year
                   -------------------------------------------------------------------------------------


** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account
   Options are offered.


                                 96  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

 I                                                    =    the Treasury Rate for a maturity equal to the term length of the
                                                           Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
J                                                     =    the Treasury Rate for a maturity equal to the term length of the
                                                           Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
                                                           Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N                                                     =    the number of whole and partial years from the Market Value
                                                           Adjustment Date to the expiration of the term length of the Market
                                                           Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                              730 DAYS
                                     N  =   --------   =   2
                                              365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount          = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:


                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.6 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:





                                 97  PROSPECTUS

   *These examples assume the election of the ALLSTATE ADVISOR CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under ALLSTATE ADVISOR PLUS and ALLSTATE ADVISOR PREFERRED CONTRACTS, which have different expenses and withdrawal charges.




                                 98  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                   65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                              male
-------------------------------------------------------------------------------
Income Plan selected:                                            1
-------------------------------------------------------------------------------
Payment frequency:                                            monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments under            $100,000.00
the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.




                                 99  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                                                                 Income Benefit
                                                                                                                        Amount
                                                                                                                                 5%
                                                                                                                               Roll-
                                                                                                                               Value
                                                                               Beginning  Transactio   Contract      Maximum    ----
                                                               Type of         Contract       n       Value After  Anniversary Advis
                         Date                                 Occurrence         Value      Amount    Occurrence      Value     and
                                                                                                                              Prefer
------------------------------------------------------------------------------------------------------------------------------------
                        1/1/04                                                  $55,000          _      $55,000      $55,000   $52,5
                                                         Contract Anniversary
------------------------------------------------------------------------------------------------------------------------------------
                        7/1/04                            Partial Withdrawal    $60,000    $15,000      $45,000      $41,250   $40,1
------------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

                                                                Advisor and Preferred     Plus
-------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                         (a)                  $15,000           $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to               (b)                  $60,000           $60,000
Partial Withdrawal
-------------------------------------------------------------------------------------------------
Value of Income Benefit Amount                    (c)                  $55,000           $55,000
Immediately Prior to Partial Withdrawal
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                        [(a)/(b)]*(c)             $13,750           $13,750
-------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                $41,250           $41,250
-------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
-------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                   (a)                  $15,000           $15,000
-------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION

-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to               (b)                  $60,000           $60,000
Partial Withdrawal
-------------------------------------------------------------------------------------------------
Value of Income Benefit Amount
Immediately Prior to Partial Withdrawal
(assumes 181 days worth of interest on            (c)                  $53,786           $55,937
$52,500 and $54,600, respectively)
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5%          (d)
of Roll-Up Value on 1/1/04)
-------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment
(discounted for a half year's worth of    (e)=(d) * 1.05^ -0.5
interest)
-------------------------------------------------------------------------------------------------
Contract Value After Step 1                  (b')=(b) - (d)
-------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1         (c')=(c) - (e)
-------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION

-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                    (a')=(a) - (d)
-------------------------------------------------------------------------------------------------
Proportional Adjustment                      (a')/(b')*(c')            $11,048           $11,414
-------------------------------------------------------------------------------------------------
Contract Value After Step 2                   (b') - (a')
-------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                   $40,176           $41,859
-------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.


                                100  PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                 Death Benefit Amount

                                                                   -------Purchase----------------------------Enhanced--------
                                                                       Payment Value                    Beneficiary Value**

                               Beginning  Transactio   Contract    ------------------------  Maximum    ----------------------
               Type of         Contract       n       Value After  Advisor and             Anniversary  Advisor and
 Date         Occurrence         Value      Amount    Occurrence    Preferred      Plus       Value      Preferred     Plus

------------------------------------------------------------------------------------------------------------------------------
1/1/06   Contract Anniversary   $55,000          _      $55,000      $50,000     $52,000     $55,000      $52,500     $54,600
------------------------------------------------------------------------------------------------------------------------------
7/1/06    Partial Withdrawal    $60,000    $15,000      $45,000      $37,500     $39,000     $41,250      $40,339     $41,953
------------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                          Advisor and
                                                                           Preferred     Plus
------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)           $15,000     $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)           $60,000     $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)           $50,000     $52,000
Partial Withdrawal
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                      $37,500     $39,000
------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)           $15,000     $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)           $60,000     $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)           $55,000     $55,000
Partial Withdrawal
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)      $13,750     $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                      $41,250     $41,250
------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
BENEFIT**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)           $15,000     $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)           $60,000     $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)           $53,786     $55,937
on $52,500 and $54,600, respectively)
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)      $13,446     $13,984
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                      $40,339     $41,953
------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.


                                101  PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.


Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
EARNINGS PROTECTION DEATH BENEFIT**               =    40 % * $25,000 = $10,000





Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                        =    $5,000
                                                           ($10,000-$5,000)
Purchase Payments in the 12 months prior to death     =    $0
In-Force Premium                                      =    $95,000
                                                           ($100,000+$0-$5,000)
In-Force Earnings                                     =    $19,000
                                                           ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                   =    40%*$19,000=$7,600


Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts


                                102  PROSPECTUS
will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).




EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                                =    $30,000
                                                                                   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                             =    $0
In-Force Premium                                                              =    $120,000
                                                                                    ($110,000+$40,000-$30,000)
In-Force Earnings                                                             =    $20,000
                                                                                   ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                                           =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACT.




EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies


                                103  PROSPECTUS
and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                                                 =    $0
Purchase Payments in the 12 months prior to death                              =    $0
In-Force Premium                                                               =    $100,000
                                                                                    ($100,000+$0-$0)
In-Force Earnings                                                              =    $50,000
                                                                                    ($150,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                                            =    40%*$50,000=$20,000

Contract Value                                                                 =    $150,000
Death Benefit                                                                  =    $160,000
Earnings Protection Death Benefit                                              =    $20,000
Continuing Contract Value                                                      =    $180,000
                                                                                    ($160,000+$20,000)


Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                104  PROSPECTUS

APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2005

Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)


                                                                        Benefit Base

                                                                     ------Purchase--------
                                                                        Payment Value

                                 Beginning  Transactio   Contract    ----------------------
                Type of          Contract       n       Value After  Advisor and
 Date          Occurrence          Value      Amount    Occurrence    Preferred     Plus

-------------------------------------------------------------------------------------------
1/2/06    Contract Anniversary    $55,000          _      $55,000      $50,000     $52,000
-------------------------------------------------------------------------------------------
7/2/06     Partial Withdrawal     $60,000    $15,000      $45,000      $37,500     $39,000
-------------------------------------------------------------------------------------------



The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                          Advisor and
                                                                           Preferred     Plus
------------------------------------------------------------------------------------------------
BENEFIT BASE
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)           $15,000     $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)           $60,000     $60,000
------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial            (c)           $50,000     $52,000
Withdrawal
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)      $12,500     $13,000
------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                       $37,500     $39,000
------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                105  PROSPECTUS

APPENDIX H-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of
---------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made
---------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made
---------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000
---------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of
---------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).


                                106  PROSPECTUS

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200
---------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).


                                107  PROSPECTUS

APPENDIX I-SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor contract with a $100,000
----------
initial purchase payment and add the SureIncome Plus Option at issue.



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.



The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume Example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.


                                108  PROSPECTUS

Example 5:  Assume Example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume Example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).



The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).


                                109  PROSPECTUS

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.


                                110  PROSPECTUS

APPENDIX J-SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor contract with $100,000
----------
initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment
 ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).



Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).



Example 3a:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$4,000, is made during the first Benefit Year.



The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                111  PROSPECTUS

Example 3b:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 3c:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).



Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.



Example 4a:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000)=$3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                112  PROSPECTUS

Example 4b:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
 Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000)=$3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 5:  Assume Example 3a is continued and an additional withdrawal of
----------
$5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000)=$2,200.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment
 ($2,200) plus 4% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).



Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600
----------
is taken in the same year (the first Benefit Year).




                                113  PROSPECTUS

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.



Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.


                                114  PROSPECTUS

APPENDIX K- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contract us at 1-800-203-0068 to obtain a copy of the Statement of Additional Information.




ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years
Beginning January 1*
and Ending December
31,
------------------------------------------------------------------------------------
SUB-ACCOUNTS               2002      2003        2004        2005        2006
------------------------------------------------------------------------------------
Fidelity VIP
Contrafund(R)  -
Service Class 2
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --          --          --  $   10.000
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --          --          --  $   10.291
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --          --          --     516,451
 Period
------------------------------------------------------------------------------------
Fidelity VIP Freedom
2010 - Service Class 2
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --          --          --  $   10.000
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --          --          --  $   10.483
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --          --          --      24,455
 Period
------------------------------------------------------------------------------------
Fidelity VIP Freedom
2020 - Service Class 2
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --          --          --  $   10.000
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --          --          --  $   10.513
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --          --          --      54,334
 Period
------------------------------------------------------------------------------------
Fidelity VIP Freedom
2030 - Service Class 2
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --          --          --  $   10.000
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --          --          --  $   10.522
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --          --          --      14,031
 Period
------------------------------------------------------------------------------------
Fidelity VIP Freedom
Income - Service Class
2 Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --          --          --  $   10.000
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --          --          --  $   10.373
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --          --          --      16,899
 Period
------------------------------------------------------------------------------------
Fidelity VIP Growth
Stock - Service Class
2 Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --          --          --  $   10.000
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --          --          --  $    9.766
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --          --          --      19,226
 Period
------------------------------------------------------------------------------------
Fidelity VIP Index 500
- Service Class 2
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --          --          --  $   10.000
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --          --          --  $   10.846
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --          --          --      45,567
 Period
------------------------------------------------------------------------------------
Fidelity VIP Mid Cap -
Service Class 2
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --          --          --  $   10.000
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --          --          --  $    9.899
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --          --          --     102,347
 Period
------------------------------------------------------------------------------------
FTVIP Franklin Growth
and Income Securities
- Class 2 Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.860  $   13.475  $   14.713  $   15.034
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.860  $ 13.475  $   14.713  $   15.034  $   17.328
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      4,339   576,019   1,237,251   1,509,644   1,376,859
 Period
------------------------------------------------------------------------------------

                                 115 PROSPECTUS

FTVIP Franklin Income
Securities - Class 2
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   11.263  $   11.297
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   11.263  $   11.297  $   13.185
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --     550,454   2,186,987   3,300,784
 Period
------------------------------------------------------------------------------------
FTVIP Franklin Large
Cap Growth Securities
- Class 2 Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   10.533  $   10.508
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   10.533  $   10.508  $   11.503
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --      43,535     812,179   1,735,490
 Period
------------------------------------------------------------------------------------
FTVIP Franklin
Small-Mid Cap Growth
Securities - Class 2
Sub-Account (1)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 11.545  $   15.641  $   17.211  $   17.803
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $11.545  $ 15.641  $   17.211  $   17.803  $   19.101
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        882    21,349      21,824      21,130      20,318
 Period
------------------------------------------------------------------------------------
FTVIP Franklin Small
Cap Value Securities -
Class 2 Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 11.235  $   14.653  $   17.899  $   19.217
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $11.235  $ 14.653  $   17.899  $   19.217  $   22.191
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      2,864   211,298     454,938     704,731     787,501
 Period
------------------------------------------------------------------------------------
FTVIP Franklin U.S.
Government - Class 2
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   10.274  $   10.385
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   10.274  $   10.385  $   10.664
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --     268,158     454,107     553,564
 Period
------------------------------------------------------------------------------------
FTVIP Mutual Discovery
Securities - Class 2
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --          --          --  $   10.000
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --          --          --  $   11.041
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --          --          --     179,990
 Period
------------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities - Class 2
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.333  $   12.765  $   14.192  $   15.488
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.333  $ 12.765  $   14.192  $   15.488  $   18.099
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      6,303   442,689   1,161,162   1,757,967   2,186,968
 Period
------------------------------------------------------------------------------------
FTVIP Templeton
Developing Markets
Securities - Class 2
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 11.243  $   16.979  $   20.902  $   26.292
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $11.243  $ 16.979  $   20.902  $   26.292  $   33.244
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        112    43,987     127,960     215,039     254,473
 Period
------------------------------------------------------------------------------------
FTVIP Templeton
Foreign Securities -
Class 2 Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.484  $   13.683  $   16.009  $   17.410
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.484  $ 13.683  $   16.009  $   17.410  $   20.872
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,995   141,338     352,761     841,251   1,384,661
 Period
------------------------------------------------------------------------------------
FTVIP Templeton Global
Income Securities -
Class 2 Sub-Account
(1)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.730  $   12.969  $   14.688  $   14.052
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.730  $ 12.969  $   14.688  $   14.052  $   15.643
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,065    27,419      28,702      29,443      24,121
 Period
------------------------------------------------------------------------------------
Lord Abbett Series -
All Value Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   10.920  $   11.529
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   10.920  $   11.529  $   13.047
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --      15,276     148,760     258,059
 Period
------------------------------------------------------------------------------------
Lord Abbett Series -
Bond-Debenture
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   10.370  $   10.371
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   10.370  $   10.371  $   11.192
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --      81,198     533,540     959,024
 Period
------------------------------------------------------------------------------------
Lord Abbett Series -
Growth and Income
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   10.904  $   11.114
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   10.904  $   11.114  $   12.866
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --     142,509     674,689     977,874
 Period
------------------------------------------------------------------------------------
Lord Abbett Series -
Growth Opportunities
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   11.153  $   11.518
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   11.153  $   11.518  $   12.268
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --      16,581     103,190     307,914
 Period
------------------------------------------------------------------------------------
                                 116 PROSPECTUS


Lord Abbett Series -
Mid-Cap Value
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   11.136  $   11.896
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   11.136  $   11.896  $   13.179
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --     136,025     867,902   1,058,446
 Period
------------------------------------------------------------------------------------
Oppenheimer MidCap/VA
- Service Shares
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.069  $   12.468  $   14.698  $   16.248
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.069  $ 12.468  $   14.698  $   16.248  $   16.472
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,697   147,767     230,665     310,149     334,836
 Period
------------------------------------------------------------------------------------
Oppenheimer
Balanced/VA - Service
Shares Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.706  $   13.176  $   14.280  $   14.614
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.706  $ 13.176  $   14.280  $   14.614  $   15.992
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      2,115   259,159     562,275     694,753     687,270
 Period
------------------------------------------------------------------------------------
Oppenheimer Core
Bond/VA - Service
Shares Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   10.118  $   10.221
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   10.118  $   10.221  $   10.587
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --      16,015     198,046   1,022,486
 Period
------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation/VA -
Service Shares
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --  $ 10.000  $   12.323  $   12.968  $   13.424
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --  $ 12.323  $   12.968  $   13.424  $   14.269
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --   250,178     723,531   1,303,079   1,418,096
 Period
------------------------------------------------------------------------------------
Oppenheimer Global
Securities/VA -
Service Shares
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.157  $   14.323  $   16.808  $   18.924
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.157  $ 14.323  $   16.808  $   18.924  $   21.924
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         45   200,904     384,682     533,061     560,411
 Period
------------------------------------------------------------------------------------
Oppenheimer High
Income/VA - Service
Shares Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.670  $   13.039  $   13.995  $   14.092
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.670  $ 13.039  $   13.995  $   14.092  $   15.194
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,293   199,763     512,385     642,887     651,221
 Period
------------------------------------------------------------------------------------
Oppenheimer Main
Street(R)/VA - Service
Shares Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.186  $   12.713  $   13.696  $   14.296
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.186  $ 12.713  $   13.696  $   14.296  $   16.195
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      4,827   432,829     752,941   1,271,750   1,689,212
 Period
------------------------------------------------------------------------------------
Oppenheimer Main
Street Small Cap(R)/VA
- Service Shares
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.363  $   14.755  $   17.358  $   18.799
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.363  $ 14.755  $   17.358  $   18.799  $   21.278
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        944   156,683     294,993     490,871     570,415
 Period
------------------------------------------------------------------------------------
Oppenheimer Strategic
Bond/VA - Service
Shares Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.560  $   12.213  $   13.072  $   13.224
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.560  $ 12.213  $   13.072  $   13.224  $   13.998
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     10,218   432,449   1,265,037   2,210,765   2,542,348
 Period
------------------------------------------------------------------------------------
Putnam VT Global Asset
Allocation - Class IB
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.397  $   12.510  $   13.473  $   14.227
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.397  $ 12.510  $   13.473  $   14.227  $   15.850
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         46    27,406     100,508     225,972     289,761
 Period
------------------------------------------------------------------------------------
Putnam VT Growth and
Income - Class IB
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.807  $   13.589  $   14.904  $   15.482
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.807  $ 13.589  $   14.904  $   15.482  $   17.714
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     10,128   581,918     872,350     894,861     859,159
 Period
------------------------------------------------------------------------------------
Putnam VT Health
Sciences - Class IB
Sub-Account (2)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $  9.732  $   11.373  $   12.026  $   13.438
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $ 9.732  $ 11.373  $   12.026  $   13.438  $   13.636
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      4,020    87,288     143,322     121,045     106,651
 Period
------------------------------------------------------------------------------------
Putnam VT High Yield -
Class IB Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.750  $   13.428  $   14.652  $   14.911
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.750  $ 13.428  $   14.652  $   14.911  $   16.269
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      2,077   238,535     421,723     615,143     729,961
 Period
------------------------------------------------------------------------------------

                                 117 PROSPECTUS

Putnam VT Income -
Class IB Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.194  $   10.507  $   10.832  $   10.945
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.194  $ 10.507  $   10.832  $   10.945  $   11.292
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     10,364   486,154     887,522   1,526,481   2,193,099
 Period
------------------------------------------------------------------------------------
Putnam VT
International Equity -
Class IB Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.613  $   13.465  $   15.444  $   17.105
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.613  $ 13.465  $   15.444  $   17.105  $   21.566
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      3,753   172,681     250,483     336,711     486,115
 Period
------------------------------------------------------------------------------------
Putnam VT Investors -
Class IB Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.416  $   13.072  $   14.535  $   15.611
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.416  $ 13.072  $   14.535  $   15.611  $   17.558
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      3,968    94,549     111,067     170,882     226,431
 Period
------------------------------------------------------------------------------------
Putnam VT Money Market
- Class IB Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $  9.993  $    9.914  $    9.851  $    9.970
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $ 9.993  $  9.914  $    9.851  $    9.970  $   10.274
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      5,773   239,378     611,958   1,639,066   3,059,102
 Period
------------------------------------------------------------------------------------
Putnam VT New
Opportunities - Class
IB Sub-Account (2)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.388  $   13.580  $   14.787  $   16.056
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.388  $ 13.580  $   14.787  $   16.056  $   17.206
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      2,917   115,558     110,548      99,940      86,751
 Period
------------------------------------------------------------------------------------
Putnam VT New Value -
Class IB Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 11.214  $   14.664  $   16.708  $   17.465
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $11.214  $ 14.664  $   16.708  $   17.465  $   20.001
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        114    77,578     251,024     540,431     692,321
 Period
------------------------------------------------------------------------------------
Putnam VT Research -
Class IB Sub-Account
(2)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.651  $   13.177  $   13.990  $   14.502
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.651  $ 13.177  $   13.990  $   14.502  $   15.935
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          5    56,293      84,821      82,817      78,283
 Period
------------------------------------------------------------------------------------
Putnam VT The George
Putnam Fund of Boston
- Class IB Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.524  $   12.158  $   12.986  $   13.332
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.524  $ 12.158  $   12.986  $   13.332  $   14.729
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      6,824   384,959     698,080     897,148   1,002,203
 Period
------------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income -
Class IB Sub-Account
(2)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 11.480  $   14.145  $   16.978  $   18.197
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $11.480  $ 14.145  $   16.978  $   18.197  $   22.819
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        377    50,148      84,872      74,344      58,275
 Period
------------------------------------------------------------------------------------
Putnam VT Vista -
Class IB Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.381  $   13.646  $   15.976  $   17.687
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.381  $ 13.646  $   15.976  $   17.687  $   18.411
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      2,612    97,780     138,680     165,471     161,338
 Period
------------------------------------------------------------------------------------
Putnam VT Voyager -
Class IB Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.118  $   12.475  $   12.934  $   13.494
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.118  $ 12.475  $   12.934  $   13.494  $   14.045
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      8,458   496,984     797,854     889,274     777,631
 Period
------------------------------------------------------------------------------------
Van Kampen LIT
Aggressive Growth,
Class II Sub-Account
(3)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   11.153  $   12.233
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   11.153  $   12.233  $   12.670
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --     148,068     145,429     126,259
 Period
------------------------------------------------------------------------------------
Van Kampen LIT
Comstock, Class II
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   11.366  $   11.681
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   11.366  $   11.681  $   13.381
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --     214,722   1,023,815   1,184,603
 Period
------------------------------------------------------------------------------------
Van Kampen LIT
Strategic Growth,
Class II Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $  9.418  $   11.811  $   12.448  $   13.227
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $ 9.418  $ 11.811  $   12.448  $   13.227  $   13.399
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         62   128,295     253,189     318,205     325,314
 Period
------------------------------------------------------------------------------------

                                 118 PROSPECTUS

Van Kampen LIT Growth
and Income, Class II
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.662  $   13.437  $   15.137  $   16.394
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.662  $ 13.437  $   15.137  $   16.394  $   18.769
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      3,897   400,708     755,669   1,052,880   1,148,378
 Period
------------------------------------------------------------------------------------
Van Kampen LIT Money
Market, Class II
Sub-Account
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --  $ 10.000  $   10.000  $    9.925  $   10.036
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --  $ 10.000  $    9.925  $   10.036  $   10.319
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --         0     437,391     679,120     805,399
 Period
------------------------------------------------------------------------------------
Van Kampen UIF
Emerging Markets Debt,
Class II Sub-Account
(4)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 11.069  $   13.960  $   15.169  $   16.791
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $11.069  $ 13.960  $   15.169  $   16.791  $   18.365
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         33    23,912     159,393     269,922     347,798
 Period
------------------------------------------------------------------------------------
Van Kampen UIF Equity
and Income, Class II
Sub-Account (4)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   10.989  $   11.648
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   10.989  $   11.648  $   12.945
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --     202,603     888,555     950,381
 Period
------------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth, Class I
Sub-Account (4)(5)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   10.785  $   12.319
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   10.785  $   12.319  $   12.660
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --     242,720     220,659     194,105
 Period
------------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth, Class II
Sub-Account (4)(5)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   10.760  $   12.265
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   10.760  $   12.265  $   12.569
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --      76,401     144,014     151,518
 Period
------------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise, Class II
Sub-Account (4)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --  $ 10.000  $   10.000  $   11.131  $   12.304
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --  $ 10.000  $   11.131  $   12.304  $   14.758
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --         0     130,721     391,691     650,901
 Period
------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap
Growth, Class II
Sub-Account (4)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --          --          --  $   10.000
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --          --          --  $    9.853
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --          --          --     356,563
 Period
------------------------------------------------------------------------------------
Van Kampen UIF Small
Company Growth, Class
II Sub-Account (4)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --  $ 10.000  $   13.621  $   15.993  $   17.821
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --  $ 13.621  $   15.993  $   17.821  $   19.674
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --    49,008      76,697     119,544     125,802
 Period
------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Mid Cap Value, Class I
Sub-Account (4)(5)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   11.330  $   12.560
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   11.330  $   12.560  $   14.965
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --     226,309     209,221     194,883
 Period
------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Mid Cap Value, Class
II Sub-Account (4)(5)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         --        --  $   10.000  $   11.323  $   12.535
 Period
------------------------------------------------------------------------------------
 Accumulation Unit           --        --  $   11.323  $   12.535  $   14.926
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         --        --     123,762     227,659     352,246
 Period
------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Real Estate, Class II
Sub-Account (4)
------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.000  $ 10.710  $   14.601  $   19.611  $   22.602
 Period
------------------------------------------------------------------------------------
 Accumulation Unit      $10.710  $ 14.601  $   19.611  $   22.602  $   30.715
 Value, End of Period
------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      4,083   143,509       7,395     584,676     637,273
 Period
------------------------------------------------------------------------------------


* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account and Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub--


                                119  PROSPECTUS

Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, protfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                120  PROSPECTUS

ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1*
and Ending December 31,
                                     ------------------------------------------
SUB-ACCOUNTS                         2002     2003     2004     2005      2006
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.228
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.419
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.448
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.457
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom Income -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.310
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.706
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.779
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.838
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --       709
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.698  $13.341  $14.434   $14.615
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.341  $14.434  $14.615   $16.691
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    3,763    5,784    5,058     4,637
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.194   $11.126
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.194  $11.126   $12.868
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --      119    1,886     1,638
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.509   $10.389
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.509  $10.389   $11.269
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       60    1,272     1,792
 of Period
-------------------------------------------------------------------------------

                                 121 PROSPECTUS

FTVIP Franklin Small-Mid Cap Growth
Securities - Class 2 Sub-Account
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.821  $15.485  $16.884   $17.306
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $15.485  $16.884  $17.306   $18.400
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.039  $14.507  $17.559   $18.682
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.507  $17.559  $18.682   $21.377
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    7,052    4,525    3,877     3,743
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.211   $10.228
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.211  $10.228   $10.406
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --      518    1,905     1,858
 of Period
-------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.974
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities -
Class 2 Sub-Account
                                     ------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.599  $12.638  $13.923   $15.057
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.638  $13.923  $15.057   $17.435
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --   12,747   12,480   13,367    12,578
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.674  $16.810  $20.505   $25.559
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $16.810  $20.505  $25.559   $32.024
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0      282       282
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
- Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.377  $13.547  $15.705   $16.925
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.547  $15.705  $16.925   $20.105
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      285      580    1,448     1,415
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Global Income
Securities - Class 2 Sub-Account
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.583  $12.839  $14.409   $13.660
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.839  $14.409  $13.660   $15.069
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - All Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.895   $11.398
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.895  $11.398   $12.782
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       58      692       693
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.347   $10.253
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.347  $10.253   $10.965
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0      260       516
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and
Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.880   $10.988
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.880  $10.988   $12.604
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,259    1,565     1,490
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth
Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.127   $11.388
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.127  $11.388   $12.018
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0       27         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.110   $11.761
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.110  $11.761   $12.912
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,275    1,271     1,298
 of Period
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.337  $12.344  $14.419   $15.795
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.344  $14.419  $15.795   $15.867
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      678      677      834       832
 of Period
-------------------------------------------------------------------------------

                                 122 PROSPECTUS

Oppenheimer Balanced/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.104  $13.045  $14.009   $14.206
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.045  $14.009  $14.206   $15.405
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      973    3,172    3,195     3,150
 of Period
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.095   $10.105
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.095  $10.105   $10.371
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA
- Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $12.248  $12.772   $13.100
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.248  $12.772  $13.100   $13.799
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       33    1,597      838       978
 of Period
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.079  $14.181  $16.489   $18.397
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.181  $16.489  $18.397   $21.119
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      237      227      575       571
 of Period
-------------------------------------------------------------------------------
Oppenheimer High Income/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.727  $12.909  $13.729   $13.698
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.909  $13.729  $13.698   $14.636
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,353    4,420    4,804     4,537
 of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.460  $12.586  $13.437   $13.898
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.586  $13.437  $13.898   $15.601
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    2,396    4,635    5,645     5,949
 of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street Small
Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.710  $14.608  $17.029   $18.275
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.608  $17.029  $18.275   $20.496
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    2,493    1,308    1,603     1,193
 of Period
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.243  $12.091  $12.824   $12.855
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.091  $12.824  $12.855   $13.484
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    4,270    8,589   10,133    10,777
 of Period
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.748  $12.385  $13.218   $13.831
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.385  $13.218  $13.831   $15.268
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      116    2,636     2,800
 of Period
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.989  $13.454  $14.621   $15.050
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.454  $14.621  $15.050   $17.064
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,648    1,792    2,221     2,310
 of Period
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.230  $11.260  $11.798   $13.063
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.260  $11.798  $13.063   $13.135
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.861  $13.294  $14.374   $14.495
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.294  $14.374  $14.495   $15.671
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,125    4,411    3,459     3,201
 of Period
-------------------------------------------------------------------------------
Putnam VT Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.352  $10.403  $10.626   $10.639
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.403  $10.626  $10.639   $10.877
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    2,859   10,273   11,645    12,594
 of Period
-------------------------------------------------------------------------------
Putnam VT International Equity -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.571  $13.331  $15.151   $16.628
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.331  $15.151  $16.628   $20.774
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    3,933    1,561    1,446     1,480
 of Period
-------------------------------------------------------------------------------

                                 123 PROSPECTUS

Putnam VT Investors - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.688  $12.942  $14.259   $15.176
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.942  $14.259  $15.176   $16.913
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      417    3,302    2,975     2,889
 of Period
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $ 9.933  $ 9.815  $ 9.664   $ 9.692
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $ 9.815  $ 9.664  $ 9.692   $ 9.897
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      158    7,242    8,142     9,943
 of Period
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.975  $13.445  $14.506   $15.609
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.445  $14.506  $15.609   $16.574
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      196      489       82        80
 of Period
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.317  $14.518  $16.391   $16.978
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.518  $16.391  $16.978   $19.267
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      107      948      905     1,051
 of Period
-------------------------------------------------------------------------------
Putnam VT Research - Class IB
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.837  $13.046  $13.725   $14.098
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.046  $13.725  $14.098   $15.350
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      124      580      619       639
 of Period
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
Boston - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.678  $12.037  $12.740   $12.960
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.037  $12.740  $12.960   $14.188
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    4,283    5,947    4,812     4,957
 of Period
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income - Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.642  $14.004  $16.656   $17.690
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.004  $16.656  $17.690   $21.981
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      118      265      261       253
 of Period
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.794  $13.510  $15.673   $17.194
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.510  $15.673  $17.194   $17.735
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      434      969      524       528
 of Period
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.574  $12.351  $12.688   $13.118
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.351  $12.688  $13.118   $13.529
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    5,778    2,080    2,864     3,165
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth,
Class II Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.084   $12.047
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.084  $12.047   $12.364
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,694    1,655     1,701
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.297   $11.505
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.297  $11.505   $13.059
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0      232       434
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $ 9.925  $11.693  $12.212   $12.858
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.693  $12.212  $12.858   $12.907
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,278        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.775  $13.304  $14.850   $15.937
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.304  $14.850  $15.937   $18.080
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,395    1,131      849       980
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class
II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $10.000  $ 9.835   $ 9.854
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.000  $ 9.835  $ 9.854   $10.040
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0    4,172    3,349     2,852
 of Period
-------------------------------------------------------------------------------

                                 124 PROSPECTUS

Van Kampen UIF Emerging Markets
Debt, Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $12.285  $13.821  $14.881   $16.322
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.821  $14.881  $16.322   $17.691
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0    1,477    1,382     1,351
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.922   $11.472
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.922  $11.472   $12.633
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0      222         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class
I Sub-Account (Class I) (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.719   $12.133
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.719  $12.133   $12.355
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --      388      407       443
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class
II Sub-Account (Class II) (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.694   $12.080
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.694  $12.080   $12.266
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,255    1,700     1,083
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $10.000  $11.030   $12.081
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.000  $11.030  $12.081   $14.359
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0       475
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.793
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $13.538  $15.751   $17.392
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.538  $15.751  $17.392   $19.025
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,345    1,461    1,402     1,359
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value,
Class I Sub-Account (Class I)
(4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.260   $12.370
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.260  $12.370   $14.605
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,108    1,052       952
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value,
Class II Sub-Account (Class II)
(4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.254   $12.345
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.254  $12.345   $14.566
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,042    1,564     1,463
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate,
Class II Sub-Account(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.376  $14.455  $19.239   $21.972
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.455  $19.239  $21.972   $29.588
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,499    2,484    2,279     1,822
 of Period
-------------------------------------------------------------------------------


* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006.The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                125  PROSPECTUS

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, protfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                126  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning
January 1* and Ending
December 31,
                            ---------------------------------------------------
SUB-ACCOUNTS                   2002      2003      2004      2005         2006
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
 - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.270
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --        --        --      283,913
 Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2010
- Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.462
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --        --        --        4,820
 Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2020
- Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.491
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --        --        --        3,082
 Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2030
- Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.500
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --        --        --       11,481
 Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom
Income - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.352
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --        --        --          519
 Period
-------------------------------------------------------------------------------
Fidelity VIP Growth Stock
- Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $    9.746
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --        --        --        5,960
 Period
-------------------------------------------------------------------------------
Fidelity VIP Index 500 -
Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.824
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --        --        --       20,407
 Period
-------------------------------------------------------------------------------
Fidelity VIP Mid Cap -
Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $    9.879
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --        --        --       86,590
 Period
-------------------------------------------------------------------------------
FTVIP Franklin Growth and
Income Securities - Class
2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.853  $ 13.425  $ 14.614   $   14.888
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.853  $ 13.425  $ 14.614  $ 14.888   $   17.107
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            903   204,532   239,720   216,067      540,890
 Period
-------------------------------------------------------------------------------
FTVIP Franklin Income
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 11.240   $   11.240
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 11.240  $ 11.240   $   13.079
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --    20,529   107,691    1,218,293
 Period
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap
Growth Securities - Class
2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 10.525   $   10.468
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.525  $ 10.468   $   11.425
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --     5,010    53,966      762,291
 Period
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid
Cap Growth Securities -
Class 2 Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 11.538  $ 15.583  $ 17.095   $   17.630
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $11.538  $ 15.583  $ 17.095  $ 17.630   $   18.858
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            290   12.,058    23,996    21,758       10,502
 Period
-------------------------------------------------------------------------------

                                 127 PROSPECTUS

FTVIP Franklin Small Cap
Value Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 11.228  $ 14.599  $ 17.778   $   19.031
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $11.228  $ 14.599  $ 17.778  $ 19.031   $   21.909
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          1,221   109,873    78,714    91,305      293,264
 Period
-------------------------------------------------------------------------------
FTVIP Franklin U.S.
Government - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 10.253   $   10.333
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.253  $ 10.333   $   10.577
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --     9,294    19,913      187,553
 Period
-------------------------------------------------------------------------------
FTVIP Mutual Discovery
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   11.019
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --        --        --      119,365
 Period
-------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.327  $ 12.718  $ 14.097   $   15.338
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.327  $ 12.718  $ 14.097  $ 15.338   $   17.869
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          4,512   203,839   154,189   187,550      682,906
 Period
-------------------------------------------------------------------------------
FTVIP Templeton Developing
Markets Securities - Class
2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 11.236  $ 16.917  $ 20.762   $   26.037
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $11.236  $ 16.917  $ 20.762  $ 26.037   $   32.822
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            101    58,107    14,136    17,133      112,374
 Period
-------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.477  $ 13.633  $ 15.902   $   17.241
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.477  $ 13.633  $ 15.902  $ 17.241   $   20.606
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          1,484    79,873    59,175    93,972      530,191
 Period
-------------------------------------------------------------------------------
FTVIP Templeton Global
Income Securities - Class
2 Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.723  $ 12.921  $ 14.589   $   13.916
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.723  $ 12.921  $ 14.589  $ 13.916   $   15.444
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of              0     3,305     8,097     7,980        3,331
 Period
-------------------------------------------------------------------------------
Lord Abbett Series - All
Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 10.912   $   11.485
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.912  $ 11.485   $   12.958
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --     5,559     7,084      137,579
 Period
-------------------------------------------------------------------------------
Lord Abbett Series -
Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 10.363   $   10.332
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.363  $ 10.332   $   11.116
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --     5,743    42,214      348,673
 Period
-------------------------------------------------------------------------------
Lord Abbett Series -
Growth and Income
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 10.896   $   11.072
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.896  $ 11.072   $   12.778
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --     1,993    40,840      435,257
 Period
-------------------------------------------------------------------------------
Lord Abbett Series -
Growth Opportunities
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 11.144   $   11.475
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 11.144  $ 11.475   $   12.184
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --       268     7,646      104,562
 Period
-------------------------------------------------------------------------------
Lord Abbett Series -
Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 11.127   $   11.851
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 11.127  $ 11.851   $   13.090
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --     1,679    48,962      439,310
 Period
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.063  $ 12.422  $ 14.600   $   16.090
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.063  $ 12.422  $ 14.600  $ 16.090   $   16.263
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of              6    43,239    24,359    27,814       59,133
 Period
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.699  $ 13.128  $ 14.184   $   14.472
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.699  $ 13.128  $ 14.184  $ 14.472   $   15.789
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            381   118,638    99,388   112,333      286,137
 Period
-------------------------------------------------------------------------------

                                 128 PROSPECTUS

Oppenheimer Core Bond/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 10.110   $   10.182
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.110  $ 10.182   $   10.515
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --        18     6,577      416,500
 Period
-------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --  $ 10.000  $ 12.298  $ 12.903   $   13.316
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --  $ 12.298  $ 12.903  $ 13.316   $   14.111
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --   127,891    60,080    80,633      831,237
 Period
-------------------------------------------------------------------------------
Oppenheimer Global
Securities/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.150  $ 14.270  $ 16.695   $   18.740
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.150  $ 14.270  $ 16.695  $ 18.740   $   21.645
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          1,468    71,158    79,066    73,144      182,436
 Period
-------------------------------------------------------------------------------
Oppenheimer High Income/VA
- Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.663  $ 12.991  $ 13.901   $   13.955
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.663  $ 12.991  $ 13.901  $ 13.955   $   15.000
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          2,578   158,346   108,252   102,339      226,400
 Period
-------------------------------------------------------------------------------
Oppenheimer Main
Street(R)/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.179  $ 12.666  $ 13.604   $   14.157
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.179  $ 12.666  $ 13.604  $ 14.157   $   15.989
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            776   331,015   209,165   230,257      723,778
 Period
-------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap(R)/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.356  $ 14.701  $ 17.242   $   18.617
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.356  $ 14.701  $ 17.242  $ 18.617   $   21.007
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          1,102    95,842    57,383    65,352      277,326
 Period
-------------------------------------------------------------------------------
Oppenheimer Strategic
Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.553  $ 12.168  $ 12.984   $   13.095
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.553  $ 12.168  $ 12.984  $ 13.095   $   13.820
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          2,732   218,046   182,539   227,958      936,505
 Period
-------------------------------------------------------------------------------
Putnam VT Global Asset
Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.390  $ 12.464  $ 13.383   $   14.089
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.390  $ 12.464  $ 13.383  $ 14.089   $   15.649
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of              4    31,401    29,830    40,883      130,113
 Period
-------------------------------------------------------------------------------
Putnam VT Growth and
Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.800  $ 13.539  $ 14.804   $   15.331
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.800  $ 13.539  $ 14.804  $ 15.331   $   17.489
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          3,560   241,997   172,124   162,143      266,435
 Period
-------------------------------------------------------------------------------
Putnam VT Health Sciences
- Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $  9.726  $ 11.331  $ 11.945   $   13.308
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $ 9.726  $ 11.331  $ 11.945  $ 13.308   $   13.462
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          1,736    43,250    54,726    49,402       40,028
 Period
-------------------------------------------------------------------------------
Putnam VT High Yield -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.743  $ 13.378  $ 14.554   $   14.766
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.743  $ 13.378  $ 14.554  $ 14.766   $   16.062
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            475   120,256    48,270    57,946      300,762
 Period
-------------------------------------------------------------------------------
Putnam VT Income - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.187  $ 10.469  $ 10.759   $   10.838
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.187  $ 10.469  $ 10.759  $ 10.838   $   11.149
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          5,609   263,037   201,668   232,164    1,001,618
 Period
-------------------------------------------------------------------------------
Putnam VT International
Equity - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.606  $ 13.416  $ 15.341   $   16.939
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.606  $ 13.416  $ 15.341  $ 16.939   $   21.291
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            683    57,398    79,696    90,776      244,922
 Period
-------------------------------------------------------------------------------
Putnam VT Investors -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.409  $ 13.024  $ 14.437   $   15.460
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.409  $ 13.024  $ 14.437  $ 15.460   $   17.334
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            302    46,132    19,447    25,617      114,672
 Period
-------------------------------------------------------------------------------

                                 129 PROSPECTUS

Putnam VT Money Market -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $  9.987  $  9.878  $  9.785   $    9.873
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $ 9.987  $  9.878  $  9.785  $  9.873   $   10.144
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          5,174   199,617    78,052   106,156    1,326,605
 Period
-------------------------------------------------------------------------------
Putnam VT New
Opportunities - Class IB
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.381  $ 13.530  $ 14.687   $   15.900
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.381  $ 13.530  $ 14.687  $ 15.900   $   16.987
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of              0    57,917    29,678    28,046       56,689
 Period
-------------------------------------------------------------------------------
Putnam VT New Value -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 11.206  $ 14.610  $ 16.596   $   17.296
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $11.206  $ 14.610  $ 16.596  $ 17.296   $   19.747
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          1,048    58,917    47,472    78,202      342,022
 Period
-------------------------------------------------------------------------------
Putnam VT Research - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.644  $ 13.128  $ 13.896   $   14.361
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.644  $ 13.128  $ 13.896  $ 14.361   $   15.733
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             66    38,525    25,803    22,777       17,578
 Period
-------------------------------------------------------------------------------
Putnam VT The George
Putnam Fund of Boston -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.517  $ 12.113  $ 12.899   $   13.202
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.517  $ 12.113  $ 12.899  $ 13.202   $   14.542
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          4,392   147,503   131,257   148,439      234,261
 Period
-------------------------------------------------------------------------------
Putnam VT Utilities Growth
and Income - Class IB
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 11.472  $ 14.093  $ 16.864   $   18.020
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $11.472  $ 14.093  $ 16.864  $ 18.020   $   22.529
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of              0    14.092     7,591     6,607       37,029
 Period
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.374  $ 13.596  $ 15.869   $   17.515
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.374  $ 13.596  $ 15.869  $ 17.515   $   18.177
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             66    32,814    37,929    34,660       43,154
 Period
-------------------------------------------------------------------------------
Putnam VT Voyager - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.111  $ 12.429  $ 12.847   $   13.363
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.111  $ 12.429  $ 12.847  $ 13.363   $   13.866
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          2,714   204,603   232,660   220,448      183,695
 Period
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth, Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 11.130   $   12.171
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 11.130  $ 12.171   $   12.567
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --    46,225    43,238       40,593
 Period
-------------------------------------------------------------------------------
Van Kampen LIT Comstock,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 11.343   $   11.622
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 11.343  $ 11.622   $   13.273
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --    14,269    47,730      633,111
 Period
-------------------------------------------------------------------------------
Van Kampen LIT Strategic
Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $  9.412  $ 11.767  $ 12.365   $   13.098
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $ 9.412  $ 11.767  $ 12.365  $ 13.098   $   13.229
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            226    49,664    54,076    53,013      171,720
 Period
-------------------------------------------------------------------------------
Van Kampen LIT Growth and
Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.655  $ 13.388  $ 15.035   $   16.235
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.655  $ 13.388  $ 15.035  $ 16.235   $   18.530
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          3,194   152,359   119,515   127,047      443,130
 Period
-------------------------------------------------------------------------------
Van Kampen LIT Money
Market, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --  $ 10.000  $ 10.000  $  9.895   $    9.975
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --  $ 10.000  $  9.895  $  9.975   $   10.226
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --         0    66,137   118,151      302,731
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Debt, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 11.062  $ 13.908  $ 15.067   $   16.627
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $11.062  $ 13.908  $ 15.067  $ 16.627   $   18.131
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of              0    21,280    16,192    18,091      100,034
 Period
-------------------------------------------------------------------------------

                                 130 PROSPECTUS

Van Kampen UIF Equity and
Income, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 10.967   $   11.589
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.967  $ 11.589   $   12.840
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --    16,162    29,002      280,682
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth, Class I
Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 10.763   $   12.257
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.763  $ 12.257   $   12.558
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --    24,252    26,735      173,605
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth, Class II
Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 10.738   $   12.203
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.738  $ 12.203   $   12.468
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --     9,011    10,641      124,471
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --  $ 10.000  $ 10.000  $ 11.098   $   12.230
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --  $ 10.000  $ 11.098  $ 12.230   $   14.625
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --         0    14,221    27,462      272,665
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap
Growth, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $   10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --        --        --   $    9.833
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --        --        --       92,016
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Small
Company Growth, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --  $ 10.000  $ 13.593  $ 15.912   $   17.677
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --  $ 13.593  $ 15.912  $ 17.677   $   19.456
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --    20,071    19,130    17,888       35,605
 Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid
Cap Value, Class I
Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 11.306   $   12.497
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 11.306  $ 12.497   $   14.844
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --    58,610    51,537      112,320
 Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid
Cap Value, Class II
Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 10.000  $ 11.300   $   12.472
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,        --        --  $ 11.300  $ 12.472   $   14.805
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of             --        --    14,404    20,338      114,995
 Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.000  $ 10.703  $ 14.547  $ 19.479   $   22.382
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,   $10.703  $ 14.547  $ 19.479  $ 22.382   $   30.325
 End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          1,077    58,906    58,603    68,172      181,974
 Period
-------------------------------------------------------------------------------


* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for


                                131  PROSPECTUS
new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, protfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                132  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1*
and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                         2002     2003     2004     2005      2006
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.207
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.397
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.427
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.436
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom Income -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.289
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.686
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.757
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.818
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.680  $13.292  $14.336   $14.472
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.292  $14.336  $14.472   $16.477
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      794    1,584    1,014       963
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.171   $11.069
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.171  $11.069   $12.763
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.501   $10.349
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.501  $10.349   $11.192
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0    7,469     6,505
 of Period
-------------------------------------------------------------------------------

                                 133 PROSPECTUS

FTVIP Franklin Small-Mid Cap Growth
Securities - Class 2 Sub-Account
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.801  $15.428  $16.770   $17.137
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $15.428  $16.770  $17.137   $18.164
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.021  $14.453  $17.440   $18.498
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.453  $17.440  $18.498   $21.102
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    5,633    5,461    5,412     4,871
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.190   $10.176
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.190  $10.176   $10.322
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.951
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.581  $12.591  $13.829   $14.909
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.591  $13.829  $14.909   $17.211
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      404        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.655  $16.748  $20.367   $25.309
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $16.748  $20.367  $25.309   $31.613
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      274      241        34
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
- Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.359  $13.497  $15.599   $16.759
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.497  $15.599  $16.759   $19.847
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      785      785    3,619     3,197
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Global Income
Securities - Class 2 Sub-Account
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.563  $12.792  $14.312   $13.526
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.792  $14.312  $13.526   $14.875
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - All Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.887   $11.355
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.887  $11.355   $12.694
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.339   $10.214
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.339  $10.214   $10.890
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0    3,358     3,659
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and
Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.871   $10.946
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.871  $10.946   $12.518
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth
Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.119   $11.344
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.119  $11.344   $11.936
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.102   $11.716
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.102  $11.716   $12.823
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0    4,347     3,504
 of Period
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.319  $12.298  $14.322   $15.640
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.298  $14.322  $15.640   $15.664
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    4,939    4,736    4,663     4,465
 of Period
-------------------------------------------------------------------------------

                                 134 PROSPECTUS

Oppenheimer Balanced/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.085  $12.997  $13.914   $14.067
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.997  $13.914  $14.067   $15.207
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      468      468       469
 of Period
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.087   $10.066
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.087  $10.066   $10.300
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA
- Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $12.222  $12.707   $12.994
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.222  $12.707  $12.994   $13.644
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0    1,319    3,573     3,427
 of Period
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.062  $14.128  $16.377   $18.216
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.128  $16.377  $18.216   $20.848
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0      152       140
 of Period
-------------------------------------------------------------------------------
Oppenheimer High Income/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.708  $12.861  $13.636   $13.564
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.861  $13.636  $13.564   $14.448
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    3,096    3,274    3,612     3,461
 of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.442  $12.540  $13.346   $13.761
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.540  $13.346  $13.761   $15.400
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    2,031    1,958    8,119     6,907
 of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street Small
Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.692  $14.554  $16.914   $18.096
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.554  $16.914  $18.096   $20.234
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      715    1,046    2,028     1,714
 of Period
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.224  $12.046  $12.737   $12.729
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.046  $12.737  $12.729   $13.310
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    4,565    6,173    7,837     8,414
 of Period
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.730  $12.339  $13.128   $13.695
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.339  $13.128  $13.695   $15.072
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0      750       736
 of Period
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.971  $13.404  $14.522   $14.902
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.404  $14.522  $14.902   $16.845
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      263      212      179       148
 of Period
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.213  $11.218  $11.718   $12.935
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.218  $11.718  $12.935   $12.966
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      116       96       80        65
 of Period
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.841  $13.245  $14.277   $14.353
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.245  $14.277  $14.353   $15.470
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      391      397       387
 of Period
-------------------------------------------------------------------------------
Putnam VT Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.335  $10.364  $10.554   $10.535
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.364  $10.554  $10.535   $10.738
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,290    2,104    7,068     7,270
 of Period
-------------------------------------------------------------------------------
Putnam VT International Equity -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.554  $13.282  $15.049   $16.465
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.282  $15.049  $16.465   $20.507
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --   15,292    8,870    8,551     8,194
 of Period
-------------------------------------------------------------------------------

                                 135 PROSPECTUS

Putnam VT Investors - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.670  $12,894  $14.163   $15.027
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12,894  $14.163  $15.027   $16.696
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $ 9.917  $ 9.779  $ 9.598   $ 9.597
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $ 9.779  $ 9.598  $ 9.597   $ 9.770
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,411    3,015    8,670     9,762
 of Period
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.957  $13.395  $14.408   $15.456
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.395  $14.408  $15.456   $16.362
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.298  $14.464  $16.280   $16.812
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.464  $16.280  $16.812   $19.020
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --   12,046   13,910   15,326    14,500
 of Period
-------------------------------------------------------------------------------
Putnam VT Research - Class IB
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.819  $12.997  $13.632   $13.960
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.997  $13.632  $13.960   $15.153
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
Boston - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.660  $11.992  $12.654   $12.833
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.992  $12.654  $12.833   $14.006
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,563    1,561    2,112     1,869
 of Period
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income - Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.455  $13.971  $16.543   $17.516
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.971  $16.543  $17.516   $21.699
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.776  $13.460  $15.567   $17.025
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.460  $15.567  $17.025   $17.507
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.557  $12.305  $12.603   $12.989
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.305  $12.603  $12.989   $13.355
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      813      915        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth,
Class II Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.062   $11.986
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.062  $11.986   $12.263
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,030    1,030     1,003
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.274   $11.446
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.274  $11.446   $12.952
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0    2,787     2,016
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $ 9.909  $11.650  $12.129   $12.732
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.650  $12.129  $12.732   $12.742
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --   14,005   16,837   15,428    14,773
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.757  $13.254  $14.749   $15.781
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.254  $14.749  $15.781   $17.848
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    2,676    2,467    5,528     4,770
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class
II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $10.000  $ 9.805   $ 9.793
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.000  $ 9.805  $ 9.793   $ 9.948
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------

                                 136 PROSPECTUS

Van Kampen UIF Emerging Markets
Debt, Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $12.265  $13.770  $14.780   $16.162
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.770  $14.780  $16.162   $17.464
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.900   $11.413
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.900  $11.413   $12.530
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class
I Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.697   $12.071
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.697  $12.071   $12.254
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    3,557    3,407     3,405
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class
II Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.672   $12.018
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.672  $12.018   $12.166
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $10.000  $10.996   $12.007
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.000  $10.996  $12.007   $14.228
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.772
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $13.510  $15.670   $17.250
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.510  $15.670  $17.250   $18.813
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value,
Class I Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.237   $12.307
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.237  $12.307   $14.486
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,038    1,038     1,011
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value,
Class II Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.231   $12.282
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.231  $12.282   $14.447
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.357  $14.402  $19.109   $21.756
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.402  $19.109  $21.756   $29.208
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    2,467    2,258    2,395     2,198
 of Period
-------------------------------------------------------------------------------



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as


                                137  PROSPECTUS
automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, protfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                138  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning
January 1* and Ending December
31,
                                -----------------------------------------------
SUB-ACCOUNTS                       2002     2003     2004      2005       2006
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --       --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --       --        --   $ 10.270
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --       --        --     58,931
 End of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --       --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --       --        --   $ 10.462
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --       --        --     22,865
 End of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --       --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --       --        --   $ 10.491
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --       --        --          0
 End of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --       --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --       --        --   $ 10.500
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --       --        --      4,936
 End of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom Income -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --       --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --       --        --   $ 10.352
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --       --        --      2,423
 End of Period
-------------------------------------------------------------------------------
Fidelity VIP Growth Stock -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --       --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --       --        --   $  9.746
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --       --        --          0
 End of Period
-------------------------------------------------------------------------------
Fidelity VIP Index 500 -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --       --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --       --        --   $ 10.824
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --       --        --     22,952
 End of Period
-------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --       --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --       --        --   $  9.879
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --       --        --      9,989
 End of Period
-------------------------------------------------------------------------------
FTVIP Franklin Growth and
Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.853  $13.425  $ 14.614   $ 14.888
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.853  $13.425  $14.614  $ 14.888   $ 17.107
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,     1,895   31,028   68,823    79,315     84,562
 End of Period
-------------------------------------------------------------------------------
FTVIP Franklin Income
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 11.240   $ 11.240
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $11.240  $ 11.240   $ 13.079
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --   22,636   258,448    488,323
 End of Period
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap
Growth Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 10.525   $ 10.468
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $10.525  $ 10.468   $ 11.425
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --    1,153   106,672    209,179
 End of Period
-------------------------------------------------------------------------------

                                 138 PROSPECTUS

FTVIP Franklin Small-Mid Cap
Growth Securities - Class 2
Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $11.538  $15.583  $ 17.095   $ 17.630
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $11.538  $15.583  $17.095  $ 17.630   $ 18.858
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    2,120    1,457     1,685      1,833
 End of Period
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $11.228  $14.599  $ 17.778   $ 19.031
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $11.228  $14.599  $17.778  $ 19.031   $ 21.909
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   17,710   32,091    56,409     67,453
 End of Period
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government
- Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 10.253   $ 10.333
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $10.253  $ 10.333   $ 10.577
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --    4,788    36,809     69,659
 End of Period
-------------------------------------------------------------------------------
FTVIP Mutual Discovery
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --       --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --       --        --   $ 11.019
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --       --        --     28,256
 End of Period
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities
- Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.327  $12.718  $ 14.097   $ 15.338
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.327  $12.718  $14.097  $ 15.338   $ 17.869
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   51,247   89,468   195,874    248,012
 End of Period
-------------------------------------------------------------------------------
FTVIP Templeton Developing
Markets Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $11.236  $16.917  $ 20.762   $ 26.037
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $11.236  $16.917  $20.762  $ 26.037   $ 32.822
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    4,338   10,936    24,121     33,128
 End of Period
-------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.477  $13.633  $ 15.902   $ 17.241
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.477  $13.633  $15.902  $ 17.241   $ 20.606
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   10,738   24,545   131,380    214,900
 End of Period
-------------------------------------------------------------------------------
FTVIP Templeton Global Income
Securities - Class 2
Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.723  $12.920  $ 14.589   $ 13.916
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.723  $12.920  $14.589  $ 13.916   $ 15.444
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,     1,921    1,995    2,561     2,729      2,751
 End of Period
-------------------------------------------------------------------------------
Lord Abbett Series - All Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 10.912   $ 11.485
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $10.912  $ 11.485   $ 12.958
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --    2,680    19,434     33,197
 End of Period
-------------------------------------------------------------------------------
Lord Abbett Series -
Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 10.363   $ 10.332
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $10.363  $ 10.332   $ 11.116
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --    1,954    64,927    124,486
 End of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth
and Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 10.896   $ 11.072
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $10.896  $ 11.072   $ 12.778
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --    7,786    66,461     96,277
 End of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth
Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 11.144   $ 11.475
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $11.144  $ 11.475   $ 12.184
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --       86     6,838     31,720
 End of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap
Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 11.127   $ 11.851
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $11.127  $ 11.851   $ 13.090
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --    2,907    88,785    113,220
 End of Period
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.063  $12.422  $ 14.600   $ 16.090
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.063  $12.422  $14.600  $ 16.090   $ 16.263
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    8,483   22,403    30,987     40,565
 End of Period
-------------------------------------------------------------------------------

                                 140 PROSPECTUS

Oppenheimer Balanced/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.699  $13.128  $ 14.184   $ 14.472
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.699  $13.128  $14.184  $ 14.472   $ 15.789
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   14,806   25,039    40,359     46,580
 End of Period
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 10.110   $ 10.182
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $10.110  $ 10.182   $ 10.515
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --    1,900    19,950    131,838
 End of Period
-------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --  $10.000  $12.298  $ 12.903   $ 13.316
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --  $12.298  $12.903  $ 13.316   $ 14.111
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --   16,293   62,821   119,313    148,739
 End of Period
-------------------------------------------------------------------------------
Oppenheimer Global
Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.150  $14.270  $ 16.695   $ 18.740
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.150  $14.270  $16.695  $ 18.740   $ 21.645
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    4,146   18,071    21,315     21,514
 End of Period
-------------------------------------------------------------------------------
Oppenheimer High Income/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.663  $12.991  $ 13.901   $ 13.955
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.663  $12.991  $13.901  $ 13.955   $ 15.000
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   11.846   41,186    48,901     61,033
 End of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA
- Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.179  $12.666  $ 13.604   $ 14.157
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.179  $12.666  $13.604  $ 14.157   $ 15.989
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,     1,945   26,782   59,125   140,753    202,184
 End of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street Small
Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.356  $14.701  $ 17.242   $ 18.617
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.356  $14.701  $17.242  $ 18.617   $ 21.007
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   14,941   25,485    41,748     54,905
 End of Period
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA
- Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.553  $12.168  $ 12.984   $ 13.095
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.553  $12.168  $12.984  $ 13.095   $ 13.820
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,     1,928   41,097   77,772   191,974    247,776
 End of Period
-------------------------------------------------------------------------------
Putnam VT Global Asset
Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.390  $12.464  $ 13.383   $ 14.089
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.390  $12.464  $13.383  $ 14.089   $ 15.649
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    8,988   14,779    22,697     33,202
 End of Period
-------------------------------------------------------------------------------
Putnam VT Growth and Income -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.800  $14.093  $ 14.804   $ 15.331
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.800  $14.093  $14.804  $ 15.331   $ 17.489
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    2,112   49,986    53,041     51,557
 End of Period
-------------------------------------------------------------------------------
Putnam VT Health Sciences -
Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $ 9.726  $11.331  $ 11.945   $ 13.308
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 9.726  $11.331  $11.945  $ 13.308   $ 13.462
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0      978    1,958     2,147      2,250
 End of Period
-------------------------------------------------------------------------------
Putnam VT High Yield - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.743  $13.378  $ 14.554   $ 14.766
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.743  $13.378  $14.554  $ 14.766   $ 16.062
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   20,709   39,241    58,158     84,296
 End of Period
-------------------------------------------------------------------------------
Putnam VT Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.187  $10.469  $ 10.759   $ 10.838
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.187  $10.469  $10.759  $ 10.838   $ 11.149
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   33,742   65,425   153,673    278,298
 End of Period
-------------------------------------------------------------------------------
Putnam VT International Equity
- Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.606  $13.416  $ 15.341   $ 16.939
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.606  $13.416  $15.341  $ 16.939   $ 21.291
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   16,560   23,536    34,205     56,149
 End of Period
-------------------------------------------------------------------------------
                                 141 PROSPECTUS


Putnam VT Investors - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.409  $13.024  $ 14.437   $ 15.460
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.409  $13.024  $14.437  $ 15.460   $ 17.334
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    4,222    5,134    14,206     28,439
 End of Period
-------------------------------------------------------------------------------
Putnam VT Money Market - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $ 9.987  $ 9.878  $  9.785   $  9.873
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 9.987  $ 9.878  $ 9.785  $  9.873   $ 10.144
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    3,503   25,745   132,095    212,468
 End of Period
-------------------------------------------------------------------------------
Putnam VT New Opportunities -
Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.381  $13.530  $ 14.687   $ 15.900
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.381  $13.530  $14.687  $ 15.900   $ 16.987
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    4,646    4,607     4,534      4,578
 End of Period
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $11.206  $14.610  $ 16.596   $ 17.296
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $11.206  $14.610  $16.596  $ 17.296   $ 19.747
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    3,413    9,332    52,908     83,473
 End of Period
-------------------------------------------------------------------------------
Putnam VT Research - Class IB
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.644  $13.128  $ 13.896   $ 14.361
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.644  $13.128  $13.896  $ 14.361   $ 15.733
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    2,239    4,387     4,597      4,443
 End of Period
-------------------------------------------------------------------------------
Putnam VT The George Putnam
Fund of Boston - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.517  $12.113  $ 12.899   $ 13.202
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.517  $12.113  $12.899  $ 13.202   $ 14.542
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   24,540   64,309    58,344     72,048
 End of Period
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income - Class IB Sub-Account
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $11.472  $14.093  $ 16.864   $ 18.020
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $11.472  $14.093  $16.864  $ 18.020   $ 22.529
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    2,112    5,170     5,057      4,787
 End of Period
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.374  $13.596  $ 15.869   $ 17.515
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.374  $13.596  $15.869  $ 17.515   $ 18.177
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    9,417   15,619    12,925      9,150
 End of Period
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.111  $12.429  $ 12.847   $ 13.363
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.111  $12.429  $12.847  $ 13.363   $ 13.866
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   44,440   54,946    71,627     70,383
 End of Period
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth, Class II Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 11.130   $ 12.171
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $11.130  $ 12.171   $ 12.567
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --    5,000     9,550      7,898
 End of Period
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class
II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 11.343   $ 11.622
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $11.343  $ 11.622   $ 13.273
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --   29,089   104,771    162,673
 End of Period
-------------------------------------------------------------------------------
Van Kampen LIT Strategic
Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $ 9.412  $11.767  $ 12.365   $ 13.098
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 9.412  $11.767  $12.365  $ 13.098   $ 13.229
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    4,800   16,427    35,171     43,766
 End of Period
-------------------------------------------------------------------------------
Van Kampen LIT Growth and
Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.655  $13.388  $ 15.035   $ 16.235
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.655  $13.388  $15.035  $ 16.235   $ 18.530
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   16,041   55,062    97,713    121,276
 End of Period
-------------------------------------------------------------------------------
Van Kampen LIT Money Market,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --  $10.000  $10.000  $  9.895   $  9.975
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --  $10.000  $ 9.895  $  9.975   $ 10.226
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --        0   23,867    76,491     55,566
 End of Period
-------------------------------------------------------------------------------

                                 142 PROSPECTUS

Van Kampen UIF Emerging
Markets Debt, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $11.062  $13.908  $ 15.067   $ 16.627
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $11.062  $13.908  $15.067  $ 16.627   $ 18.131
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    2,511    7,583    20,297     24,735
 End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income, Class II Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 10.967   $ 11.589
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $10.967  $ 11.589   $ 12.840
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --   40,892    82,180    139,142
 End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth,
Class I Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 10.763   $ 12.257
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $10.763  $ 12.257   $ 12.558
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --    7,291     6,860      5,209
 End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth,
Class II Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 10.738   $ 12.203
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $10.738  $ 12.203   $ 12.468
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --    4,141     5,702      8,295
 End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --  $10.000  $10.000  $ 11.098   $ 12.230
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --  $10.000  $11.098  $ 12.230   $ 14.625
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --        0   20,294    67,795    126,365
 End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --       --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --       --        --   $  9.833
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --       --        --     33,087
 End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth, Class II Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --  $10.000  $13.593  $ 15.912   $ 17.677
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --  $13.593  $15.912  $ 17.677   $ 19.456
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --    1,742    8,905    12,996     11,922
 End of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value, Class I Sub-Account
(4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 11.306   $ 12.497
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $11.306  $ 12.497   $ 14.844
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --   17,454    18,097     17,725
 End of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value, Class II Sub-Account
(4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,            --       --  $10.000  $ 11.300   $ 12.472
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End        --       --  $11.300  $ 12.472   $ 14.805
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,        --       --   18,683    23,225     40,335
 End of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate, Class II Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $10.703  $14.547  $ 19.479   $ 22.382
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.703  $14.547  $19.479  $ 22.382   $ 30.325
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   10,341   25,715    34,738     37,755
 End of Period
-------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account,Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as


                                143  PROSPECTUS
automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, protfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                144  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1*
and Ending December 31,
                                     ------------------------------------------
SUB-ACCOUNTS                         2002     2003     2004     2005      2006
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.207
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.397
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.427
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.436
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom Income -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.289
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.686
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.757
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.818
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.680  $13.292  $14.336   $14.472
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.292  $14.336  $14.472   $16.477
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.171   $11.069
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.171  $11.069   $12.763
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------

                                 145 PROSPECTUS

FTVIP Franklin Large Cap Growth
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.501   $10.349
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.501  $10.349   $11.192
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0       40        40
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth
Securities - Class 2 Sub-Account
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.801  $15.428  $16.770   $17.137
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $15.428  $16.770  $17.137   $18.164
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.021  $14.453  $17.440   $18.498
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.453  $17.440  $18.498   $21.102
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.190   $10.176
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.190  $10.176   $10.322
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --  $ 0.000   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --  $ 0.000   $10.951
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.581  $12.591  $13.829   $14.909
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.591  $13.829  $14.909   $17.211
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0       552
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.655  $16.748  $20.367   $25.309
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $16.748  $20.367  $25.309   $31.613
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
- Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.359  $13.497  $15.599   $16.759
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.497  $15.599  $16.759   $19.847
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0       281
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Global Income
Securities - Class 2 Sub-Account
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.563  $12.792  $14.312   $13.526
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.792  $14.312  $13.526   $14.875
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - All Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.887   $11.355
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.887  $11.355   $12.694
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.339   $10.214
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.339  $10.214   $10.890
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and
Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.871   $10.946
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.871  $10.946   $12.518
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth
Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.119   $11.344
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.119  $11.344   $11.936
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.102   $11.716
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.102  $11.716   $12.823
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------

                                 146 PROSPECTUS

Oppenheimer MidCap/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.319  $12.298  $14.322   $15.640
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.298  $14.322  $15.640   $15.664
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.085  $12.997  $13.914   $14.067
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.997  $13.914  $14.067   $15.207
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.087   $10.066
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.087  $10.066   $10.300
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA
- Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $12.222  $12.707   $12.994
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.222  $12.707  $12.994   $13.644
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.062  $14.128  $16.377   $18.216
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.128  $16.377  $18.216   $20.848
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer High Income/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.708  $12.861  $13.636   $13.564
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.861  $13.636  $13.564   $14.448
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.442  $12.540  $13.346   $13.761
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.540  $13.346  $13.761   $15.400
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End              370      498      525        29
 of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street Small
Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.692  $14.554  $16.914   $18.096
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.554  $16.914  $18.096   $20.234
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      321      428      213       211
 of Period
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.224  $12.046  $12.737   $12.729
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.046  $12.737  $12.729   $13.310
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.730  $12.339  $13.128   $13.695
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.339  $13.128  $13.695   $15.072
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.971  $13.404  $14.522   $14.902
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.404  $14.522  $14.902   $16.845
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.213  $11.218  $11.718   $12.935
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.218  $11.718  $12.935   $12.966
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.841  $13.245  $14.277   $14.353
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.245  $14.277  $14.353   $15.470
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.335  $10.364  $10.554   $10.535
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.364  $10.554  $10.535   $10.738
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------

                                 147 PROSPECTUS

Putnam VT International Equity -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.554  $13.282  $15.049   $16.465
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.282  $15.049  $16.465   $20.507
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.670  $12.894  $14.163   $15.027
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.894  $14.163  $15.027   $16.696
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $ 9.917  $ 9.779  $ 9.598   $ 9.597
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $ 9.779  $ 9.598  $ 9.597   $ 9.770
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.957  $13.395  $14.408   $15.456
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.395  $14.408  $15.456   $16.362
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.298  $14.464  $16.280   $16.812
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.464  $16.280  $16.812   $19.020
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Research - Class IB
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.819  $12.997  $13.632   $13.960
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.997  $13.632  $13.960   $15.153
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      356      481      478         0
 of Period
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
Boston - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.660  $11.992  $12.654   $12.833
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.992  $12.654  $12.833   $14.006
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income - Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.623  $13.975  $16.543   $17.516
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.975  $16.543  $17.516   $21.699
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.776  $13.460  $15.567   $17.025
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.460  $15.567  $17.025   $17.507
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.557  $12.305  $12.603   $12.989
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.305  $12.603  $12.989   $13.355
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth,
Class II Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.062   $11.986
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.062  $11.986   $12.263
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.274   $11.446
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.274  $11.446   $12.952
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $ 9.909  $11.650  $12.129   $12.732
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.650  $12.129  $12.732   $12.742
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.757  $13.254  $14.749   $15.781
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.254  $14.749  $15.781   $17.848
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      354      476      499       625
 of Period
-------------------------------------------------------------------------------

                                 148 PROSPECTUS

Van Kampen LIT Money Market, Class
II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $10.000  $ 9.805   $ 9.793
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.000  $ 9.805  $ 9.793   $ 9.948
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
Debt, Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $12.265  $13.770  $14.780   $16.162
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.770  $14.780  $16.162   $17.464
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.900   $11.413
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.900  $11.413   $12.530
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class
I Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.697   $12.071
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.697  $12.071   $12.254
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0      688       857
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class
II Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.672   $12.018
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.672  $12.018   $12.166
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $10.000  $10.996   $12.007
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.000  $10.996  $12.007   $14.228
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --  $ 0.000   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --  $ 0.000   $ 9.772
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $13.510  $15.670   $17.250
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.510  $15.670  $17.250   $18.813
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0       211
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value,
Class I Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.237   $12.307
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.237  $12.307   $14.486
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --      629      313       311
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value,
Class II Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.231   $12.282
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.231  $12.282   $14.447
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.357  $14.402  $19.109   $21.756
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.402  $19.109  $21.756   $29.208
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account,Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen


                                149  PROSPECTUS

UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, protfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                150  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning
January 1* and Ending
December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                 2002      2003      2004        2005         2006
-------------------------------------------------------------------------------
Fidelity VIP
Contrafund(R)  - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --        --          --   $   10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --        --          --   $   10.263
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --        --          --      414,282
 Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom
2010 - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --        --          --   $   10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --        --          --   $   10.454
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --        --          --      130,383
 Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom
2020 - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --        --          --   $   10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --        --          --   $   10.484
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --        --          --       36,399
 Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom
2030 - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --        --          --   $   10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --        --          --   $   10.493
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --        --          --       42,087
 Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom
Income - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --        --          --   $   10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --        --          --   $   10.345
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --        --          --        9,730
 Period
-------------------------------------------------------------------------------
Fidelity VIP Growth
Stock - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --        --          --   $   10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --        --          --   $    9.739
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --        --          --        7,984
 Period
-------------------------------------------------------------------------------
Fidelity VIP Index 500 -
Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --        --          --   $   10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --        --          --   $   10.816
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --        --          --       37,450
 Period
-------------------------------------------------------------------------------
Fidelity VIP Mid Cap -
Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --        --          --   $   10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --        --          --   $    9.872
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --        --          --       94,755
 Period
-------------------------------------------------------------------------------
FTVIP Franklin Growth
and Income Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.851  $ 13.409  $   14.582   $   14.840
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.851  $ 13.409  $ 14.582  $   14.840   $   17.034
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          347   117,457   236,098     310,781      302,687
 Period
-------------------------------------------------------------------------------
FTVIP Franklin Income
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   11.233   $   11.221
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 11.233  $   11.221   $   13.044
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --    66,922   1,005,366    2,122,022
 Period
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap
Growth Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   10.523   $   10.455
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 10.523  $   10.455   $   11.399
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --     2,116     378,307      825,544
 Period
-------------------------------------------------------------------------------

                                 151 PROSPECTUS

FTVIP Franklin Small-Mid
Cap Growth Securities -
Class 2 Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 11.535  $ 15.564  $   17.057   $   17.572
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $11.535  $ 15.564  $ 17.057  $   17.572   $   18.778
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          434     4,327     3,941       8,813        7,164
 Period
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap
Value Securities - Class
2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 11.225  $ 14.581  $   17.739   $   18.969
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $11.225  $ 14.581  $ 17.739  $   18.969   $   21.816
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          860   101,030   168,475     285,208      356,890
 Period
-------------------------------------------------------------------------------
FTVIP Franklin U.S.
Government - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   10.246   $   10.315
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 10.246  $   10.315   $   10.549
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --    42,893     136,448      257,214
 Period
-------------------------------------------------------------------------------
FTVIP Mutual Discovery
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --        --          --   $   10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --        --          --   $   11.011
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --        --          --      320,169
 Period
-------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.324  $ 12.703  $   14.065   $   15.288
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.324  $ 12.703  $ 14.065  $   15.288   $   17.793
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        2,174   148,918   358,905     688,072    1,079,337
 Period
-------------------------------------------------------------------------------
FTVIP Templeton
Developing Markets
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 11.233  $ 16.896  $   20.715   $   25.952
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $11.233  $ 16.896  $ 20.715  $   25.952   $   32.682
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0    54,196    85,691     122,683      166,538
 Period
-------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.475  $ 13.616  $   15.866   $   17.185
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.475  $ 13.616  $ 15.866  $   17.185   $   20.518
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          640    53,801   104,501     354,268      733,746
 Period
-------------------------------------------------------------------------------
FTVIP Templeton Global
Income Securities -
Class 2 Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.721  $ 12.905  $   14.556   $   13.871
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.721  $ 12.905  $ 14.556  $   13.871   $   15.378
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          135    12,812     4,209       5,030        5,249
 Period
-------------------------------------------------------------------------------
Lord Abbett Series - All
Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   10.909   $   11.471
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 10.909  $   11.471   $   12.929
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --     1,724      75,627      147,228
 Period
-------------------------------------------------------------------------------
Lord Abbett Series -
Bond-Debenture
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   10.360   $   10.319
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 10.360  $   10.319   $   11.091
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --     3,670     188,567      388,338
 Period
-------------------------------------------------------------------------------
Lord Abbett Series -
Growth and Income
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   10.893   $   11.057
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 10.893  $   11.057   $   12.749
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --    11,058     149,184      311,007
 Period
-------------------------------------------------------------------------------
Lord Abbett Series -
Growth Opportunities
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   11.141   $   11.460
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 11.141  $   11.460   $   12.156
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --     2,150      37,104      134,749
 Period
-------------------------------------------------------------------------------
Lord Abbett Series -
Mid-Cap Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   11.124   $   11.836
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 11.124  $   11.836   $   13.060
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --    16.166     431,792      720,550
 Period
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA -
Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.060  $ 12.406  $   14.567   $   16.038
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.060  $ 12.406  $ 14.567  $   16.038   $   16.193
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0    22,549    68,809     102,358      132,006
 Period
-------------------------------------------------------------------------------

                                 152 PROSPECTUS

Oppenheimer Balanced/VA
- Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.696  $ 13.112  $   14.152   $   14.425
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.696  $ 13.112  $ 14.152  $   14.425   $   15.722
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0    73,942   124,555     184,065      190,342
 Period
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA
- Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   10.108   $   10.169
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 10.108  $   10.169   $   10.491
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --       274      55,948      456,364
 Period
-------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation/VA -
Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --  $ 10.000  $ 12.289  $   12.881   $   13.280
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --  $ 12.289  $ 12.881  $   13.280   $   14.059
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --    45,608   124,466     313,104      394,571
 Period
-------------------------------------------------------------------------------
Oppenheimer Global
Securities/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.148  $ 14.253  $   16.657   $   18.679
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.148  $ 14.253  $ 16.657  $   18.679   $   21.553
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0    38,933    62,907      59,949       90,930
 Period
-------------------------------------------------------------------------------
Oppenheimer High
Income/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.661  $ 12.975  $   13.869   $   13.909
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.661  $ 12.975  $ 13.869  $   13.909   $   14.936
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          508    81,371   165,436     197,061      160,880
 Period
-------------------------------------------------------------------------------
Oppenheimer Main
Street(R)/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.177  $ 12.650  $   13.574   $   14.111
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.177  $ 12.650  $ 13.574  $   14.111   $   15.921
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        1,007    83,324   196,103     446,470      653,766
 Period
-------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap(R)/VA -
Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.354  $ 14.682  $   17.203   $   18.556
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.354  $ 14.682  $ 17.203  $   18.556   $   20.918
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          745    58,798   106,502     180,178      260,535
 Period
-------------------------------------------------------------------------------
Oppenheimer Strategic
Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.551  $ 12.153  $   12.955   $   13.052
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.551  $ 12.153  $ 12.955  $   13.052   $   13.761
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0   261,984   475,970     837,415      941,030
 Period
-------------------------------------------------------------------------------
Putnam VT Global Asset
Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.388  $ 12.448  $   13.353   $   14.043
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.388  $ 12.448  $ 13.353  $   14.043   $   15.582
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0    12,054    35,146     132,476      172,913
 Period
-------------------------------------------------------------------------------
Putnam VT Growth and
Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.798  $ 14.075  $   14.771   $   15.281
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.798  $ 14.075  $ 14.771  $   15.281   $   17.414
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        1,666    15,549   186,092     223,540      189,319
 Period
-------------------------------------------------------------------------------
Putnam VT Health
Sciences - Class IB
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $  9.724  $ 11.317  $   11.919   $   13.264
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $ 9.724  $ 11.317  $ 11.919  $   13.264   $   13.405
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0    24,389    34,838      31,655       24,547
 Period
-------------------------------------------------------------------------------
Putnam VT High Yield -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.741  $ 13.362  $   14.521   $   14.718
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.741  $ 13.362  $ 14.521  $   14.718   $   15.993
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        1,550   114,140   182,596     293,917      301,544
 Period
-------------------------------------------------------------------------------
Putnam VT Income - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.185  $ 10.456  $   10.735   $   10.803
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.185  $ 10.456  $ 10.735  $   10.803   $   11.101
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        1,811   155,621   329,460     676,821      914,327
 Period
-------------------------------------------------------------------------------
Putnam VT International
Equity - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.604  $ 13.399  $   15.306   $   16.884
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.604  $ 13.399  $ 15.306  $   16.884   $   21.200
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          319    50,972    72,525     136,789      208,019
 Period
-------------------------------------------------------------------------------

                                 153 PROSPECTUS

Putnam VT Investors -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.407  $ 13.008  $   14.405   $   15.409
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.407  $ 13.008  $ 14.405  $   15.409   $   17.260
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          150    41,343    41,743      60,847       59,846
 Period
-------------------------------------------------------------------------------
Putnam VT Money Market -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $  9.985  $  9.865  $    9.763   $    9.841
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $ 9.985  $  9.865  $  9.763  $    9.841   $   10.100
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0   652,592   641,522     952,353    1,202,292
 Period
-------------------------------------------------------------------------------
Putnam VT New
Opportunities - Class IB
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.379  $ 13.513  $   14.654   $   15.849
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.379  $ 13.513  $ 14.654  $   15.849   $   16.915
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        1,640    20,679    33,167      32,056       20,031
 Period
-------------------------------------------------------------------------------
Putnam VT New Value -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 11.204  $ 14.592  $   16.559   $   17.239
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $11.204  $ 14.592  $ 16.559  $   17.239   $   19.663
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          424    48,650    96,870     252,139      343,255
 Period
-------------------------------------------------------------------------------
Putnam VT Research -
Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.642  $ 13.112  $   13.865   $   14.315
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.642  $ 13.112  $ 13.865  $   14.315   $   15.665
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0     7,152    14,354      14,048       13,472
 Period
-------------------------------------------------------------------------------
Putnam VT The George
Putnam Fund of Boston -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.515  $ 12.098  $   12.870   $   13.159
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.515  $ 12.098  $ 12.870  $   13.159   $   14.480
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        2,030    79,093   157,776     218,982      184,184
 Period
-------------------------------------------------------------------------------
Putnam VT Utilities
Growth and Income -
Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 11.470  $ 14.075  $   16.826   $   17.961
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $11.470  $ 14.075  $ 16.826  $   17.961   $   22.432
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0    15,549    25,933      23,337       18,945
 Period
-------------------------------------------------------------------------------
Putnam VT Vista - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.372  $ 13.579  $   15.833   $   17.458
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.372  $ 13.579  $ 15.833  $   17.458   $   18.099
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        2,547    50,687    82,701      64,526       58,064
 Period
-------------------------------------------------------------------------------
Putnam VT Voyager -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.109  $ 12.414  $   12.818   $   13.320
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.109  $ 12.414  $ 12.818  $   13.320   $   13.807
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          617   153,342   248,311     317,126      316,832
 Period
-------------------------------------------------------------------------------
Van Kampen LIT
Aggressive Growth, Class
II Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   11.122   $   12.150
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 11.122  $   12.150   $   12.533
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --    49,268      62,073       45,545
 Period
-------------------------------------------------------------------------------
Van Kampen LIT Comstock,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   11.336   $   11.603
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 11.336  $   11.603   $   13.237
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --    53,964     402,711      647,016
 Period
-------------------------------------------------------------------------------
Van Kampen LIT Strategic
Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $  9.410  $ 11.753  $   12.337   $   13.056
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $ 9.410  $ 11.753  $ 12.337  $   13.056   $   13.172
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0    31,986    49,070      81,791       88,072
 Period
-------------------------------------------------------------------------------
Van Kampen LIT Growth
and Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.653  $ 13.371  $   15.002   $   16.182
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.653  $ 13.371  $ 15.002  $   16.182   $   18.451
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0    74,198   146,747     296,595      387,496
 Period
-------------------------------------------------------------------------------
Van Kampen LIT Money
Market, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --  $ 10.000  $ 10.000  $    9.885   $    9.955
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --  $ 10.000  $  9.885  $    9.955   $   10.195
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --         0    95,428     276,059      280,454
 Period
-------------------------------------------------------------------------------

                                 154 PROSPECTUS

Van Kampen UIF Emerging
Markets Debt, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 11.059  $ 13.891  $   15.033   $   16.573
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $11.059  $ 13.891  $ 15.033  $   16.573   $   18.054
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0    12,459    61,335      87,995      103,578
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity
and Income, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   10.959   $   11.570
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 10.959  $   11.570   $   12.805
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --    70,540     222,716      415,319
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth, Class I
Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   10.756   $   12.236
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 10.756  $   12.236   $   12.524
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --    63,467      57,712       44,233
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth, Class II
Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   10.731   $   12.183
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 10.731  $   12.183   $   12.434
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --    41,130      39,564       34,463
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --  $ 10.000  $ 10.000  $   11.086   $   12.205
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --  $ 10.000  $ 11.086  $   12.205   $   14.580
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --         0    36,213     306,837      671,532
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap
Growth, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --        --          --   $   10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --        --          --   $    9.826
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --        --          --      151,344
 Period
-------------------------------------------------------------------------------
Van Kampen UIF Small
Company Growth, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --  $ 10.000  $ 13.584  $   15.885   $   17.630
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --  $ 13.584  $ 15.885  $   17.630   $   19.384
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --    13,341    33,746      45,386       35,762
 Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid
Cap Value, Class I
Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   11.299   $   12.476
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 11.299  $   12.476   $   14.804
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --   104,318     113,259       85,256
 Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid
Cap Value, Class II
Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           --        --  $ 10.000  $   11.292   $   12.451
 Period
-------------------------------------------------------------------------------
 Accumulation Unit             --        --  $ 11.292  $   12.451   $   14.765
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           --        --    33,745      71,563      150,213
 Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of      $10.000  $ 10.701  $ 14.529  $   19.436   $   22.309
 Period
-------------------------------------------------------------------------------
 Accumulation Unit        $10.701  $ 14.529  $ 19.436  $   22.309   $   30.195
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0    19,376   121,865     275,668      378,389
 Period
-------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as


                                155  PROSPECTUS
automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, protfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                156  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1*
and Ending December 31,
                                     ------------------------------------------
SUB-ACCOUNTS                         2002     2003     2004     2005      2006
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.200
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.390
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.420
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.428
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom Income -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.281
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.680
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.750
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.811
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.675  $13.275  $14.304   $14.424
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.275  $14.304  $14.424   $16.406
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      544    1,424    1,453       423
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.164   $11.050
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.164  $11.050   $12.728
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0      467       508
 of Period
-------------------------------------------------------------------------------

                                 157 PROSPECTUS

FTVIP Franklin Large Cap Growth
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.499   $10.336
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.499  $10.336   $11.166
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth
Securities - Class 2 Sub-Account
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.794  $15.409  $16.732   $17.080
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $15.409  $16.732  $17.080   $18.085
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.014  $14.435  $17.401   $18.438
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.435  $17.401  $18.438   $21.012
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    4,865    5,390    5,354       873
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.183   $10.158
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.183  $10.158   $10.294
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.943
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.575  $12.576  $13.797   $14.860
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.576  $13.797  $14.860   $17.137
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    3,040    4,637    4,937     1,078
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.648  $16.727  $20.321   $25.226
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $16.727  $20.321  $25.226   $31.477
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,444    1,931    1,763       324
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
- Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.354  $13.480  $15.564   $16.704
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.480  $15.564  $16.704   $19.762
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0       512
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Global Income
Securities - Class 2 Sub-Account
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.557  $12.776  $14.279   $13.482
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.776  $14.279  $13.482   $14.811
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - All Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.884   $11.340
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.884  $11.340   $12.665
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0      318       344
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.336   $10.201
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.336  $10.201   $10.865
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0      170       185
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and
Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.868   $10.932
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.868  $10.932   $12.489
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0      324     1,925
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth
Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.116   $11.330
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.116  $11.330   $11.908
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.099   $11.701
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.099  $11.701   $12.793
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0      307     1,834
 of Period
-------------------------------------------------------------------------------

                                 158 PROSPECTUS

Oppenheimer MidCap/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.314  $12.283  $14.289   $15.589
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.283  $14.289  $15.589   $15.596
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.079  $12.981  $13.883   $14.021
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.981  $13.883  $14.021   $15.142
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      212      526       300
 of Period
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.084   $10.053
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.084  $10.053   $10.277
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA
- Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $12.214  $12.685   $12.958
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.214  $12.685  $12.958   $13.593
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      995    2,545    2,564       896
 of Period
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.056  $14.111  $16.340   $18.156
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.111  $16.340  $18.156   $20.759
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer High Income/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.702  $12.845  $13.605   $13.520
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.845  $13.605  $13.520   $14.385
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      612    1,545       895
 of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.436  $12.524  $13.315   $13.716
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.524  $13.315  $13.716   $15.334
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End            6,474    7,620    7,865     1,003
 of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street Small
Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.686  $14.536  $16.875   $18.037
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.536  $16.875  $18.037   $20.146
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      487      802      772       346
 of Period
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.218  $11.218  $12.708   $12.687
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.031  $12.708  $12.687   $13.253
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0    1,731    2,773     2,387
 of Period
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.724  $12.324  $13.098   $13.650
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.324  $13.098  $13.650   $15.007
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    6,221    9,245    9,405       202
 of Period
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.965  $13.387  $14.490   $14.853
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.387  $14.490  $14.853   $16.772
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    7,904    8,998    9,101       738
 of Period
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.207  $11.204  $11.691   $12.893
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.204  $11.691  $12.893   $12.910
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.835  $13.228  $14.244   $14.306
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.228  $14.244  $14.306   $15.403
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      686    1,015       295
 of Period
-------------------------------------------------------------------------------
Putnam VT Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.329  $10.351  $10.530   $10.500
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.351  $10.530  $10.500   $10.692
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0    1,298    1,361     1,743
 of Period
-------------------------------------------------------------------------------

                                 159 PROSPECTUS

Putnam VT International Equity -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.548  $13.265  $15.015   $16.411
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.265  $15.015  $16.411   $20.419
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    3,566    4,094    4,031         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.664  $12.878  $14.131   $14.978
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.878  $14.131  $14.978   $16.624
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $ 9.911  $ 9.767  $ 9.576   $ 9.565
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $ 9.767  $ 9.576  $ 9.565   $ 9.728
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0    1,427    1,494         0
 of Period
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.951  $13.378  $14.375   $15.405
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.378  $14.375  $15.405   $16.291
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,010      937      885       859
 of Period
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.292  $14.446  $16.244   $16.757
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.446  $16.244  $16.757   $18.938
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      421      426         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Research - Class IB
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.813  $12.981  $13.601   $13.914
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.981  $13.601  $13.914   $15.088
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
Boston - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.654  $11.977  $12.625   $12.791
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.977  $12.625  $12.791   $13.946
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      427      712    1,171       820
 of Period
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income - Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.616  $13.935  $16.506   $17.459
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.935  $16.506  $17.459   $21.606
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.770  $13.443  $15.532   $16.969
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.443  $15.532  $16.969   $17.432
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    3,822    4,339    4,183     1,376
 of Period
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.551  $12.290  $12.574   $12.947
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.290  $12.574  $12.947   $13.298
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    8,426   10.138   10,159     2,422
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth,
Class II Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.054   $11.965
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.054  $11.965   $12.230
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    4,384    4,325       562
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.266   $11.426
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.266  $11.426   $12.917
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $ 9.903  $11.635  $12.102   $12.690
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.635  $12.102  $12.690   $12.687
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,920    2,937    2,926         0
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.751  $13.238  $14.716   $15.729
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.238  $14.716  $15.729   $17.771
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      938      804      752       699
 of Period
-------------------------------------------------------------------------------

                                 160 PROSPECTUS

Van Kampen LIT Money Market, Class
II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $10.000  $ 9.794   $ 9.773
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.000  $ 9.794  $ 9.773   $ 9.918
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0    1,001    2,515     1,527
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
Debt, Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $12.258  $13.752  $14.746   $16.109
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.752  $14.746  $16.109   $17.388
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      166      381       772
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.892   $11.394
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.892  $11.394   $12.496
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class
I Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.690   $12.050
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.690  $12.050   $12.221
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --      478      422       433
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class
II Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.665   $11.998
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.665  $11.998   $12.133
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,922    1,786         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $10.000  $10.985   $11.983
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.000  $10.985  $11.983   $14.184
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.766
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $13.501  $15.644   $17.203
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.501  $15.644  $17.203   $18.742
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0       941
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value,
Class I Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.229   $12.286
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.229  $12.286   $14.446
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,052      975       861
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value,
Class II Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.223   $12.261
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.223  $12.261   $14.408
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.351  $14.384  $19.066   $21.685
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.384  $19.066  $21.685   $29.083
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      129      283       498
 of Period
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with the 3 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2


                                161  PROSPECTUS

Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, protfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                162  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning
January 1* and Ending
December 31,
                              -------------------------------------------------
SUB-ACCOUNTS                     2002      2003      2004      2005       2006
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
 - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.256
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --        --        --    101,761
 Outstanding, End of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.447
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --        --        --          0
 Outstanding, End of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.477
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --        --        --      1,372
 Outstanding, End of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.486
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --        --        --          0
 Outstanding, End of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom Income
- Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.338
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --        --        --          0
 Outstanding, End of Period
-------------------------------------------------------------------------------
Fidelity VIP Growth Stock -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $  9.733
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --        --        --      6,172
 Outstanding, End of Period
-------------------------------------------------------------------------------
Fidelity VIP Index 500 -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.809
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --        --        --      1,419
 Outstanding, End of Period
-------------------------------------------------------------------------------
Fidelity VIP Mid Cap -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $  9.865
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --        --        --      9,107
 Outstanding, End of Period
-------------------------------------------------------------------------------
FTVIP Franklin Growth and
Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.849  $ 13.392  $ 14.549   $ 14.791
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.849  $ 13.392  $ 14.549  $ 14.791   $ 16.961
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0    23,469    42,275    60,071     48,538
 Outstanding, End of Period
-------------------------------------------------------------------------------
FTVIP Franklin Income
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 11.225   $ 11.202
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 11.225  $ 11.202   $ 13.008
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --    33,355   174,991    300,594
 Outstanding, End of Period
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap
Growth Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 10.520   $ 10.442
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.520  $ 10.442   $ 11.373
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --     1,205   104,302    133,393
 Outstanding, End of Period
-------------------------------------------------------------------------------

                                 163 PROSPECTUS

FTVIP Franklin Small-Mid Cap
Growth Securities - Class 2
Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 11.533  $ 15.545  $ 17.018   $ 17.515
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $11.533  $ 15.545  $ 17.018  $ 17.515   $ 18.698
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0         0         0         0          0
 Outstanding, End of Period
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap
Value Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 11.223  $ 14.563  $ 17.699   $ 18.907
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $11.223  $ 14.563  $ 17.699  $ 18.907   $ 21.723
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     7,677    14,403    38,744     31,855
 Outstanding, End of Period
-------------------------------------------------------------------------------
FTVIP Franklin U.S.
Government - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 10.239   $ 10.298
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.239  $ 10.298   $ 10.520
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --     7,924    84,783     90,463
 Outstanding, End of Period
-------------------------------------------------------------------------------
FTVIP Mutual Discovery
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 11.004
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --        --        --     40,999
 Outstanding, End of Period
-------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.322  $ 12.687  $ 14.034   $ 15.238
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.322  $ 12.687  $ 14.034  $ 15.238   $ 17.717
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0    13,840    35,124    96,633    119,196
 Outstanding, End of Period
-------------------------------------------------------------------------------
FTVIP Templeton Developing
Markets Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 11.231  $ 16.875  $ 20.668   $ 25.867
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $11.231  $ 16.875  $ 20.668  $ 25.867   $ 32.542
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     3,012     8,722    18,080     17,441
 Outstanding, End of Period
-------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.473  $ 13.599  $ 15.830   $ 17.129
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.473  $ 13.599  $ 15.830  $ 17.129   $ 20.431
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     7,819    25,595    72,793     81,328
 Outstanding, End of Period
-------------------------------------------------------------------------------
FTVIP Templeton Global
Income Securities - Class 2
Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.719  $ 12.889  $ 14.524   $ 13.825
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.719  $ 12.889  $ 14.524  $ 13.825   $ 15.313
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0         0         0         0          0
 Outstanding, End of Period
-------------------------------------------------------------------------------
Lord Abbett Series - All
Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 10.906   $ 11.456
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.906  $ 11.456   $ 12.899
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --     2,629     8,148     21,461
 Outstanding, End of Period
-------------------------------------------------------------------------------
Lord Abbett Series -
Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 10.357   $ 10.305
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.357  $ 10.305   $ 11.066
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --       494    43,664    133,264
 Outstanding, End of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth
and Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 10.891   $ 11.043
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.891  $ 11.043   $ 12.720
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --     4,338    52,475     72,238
 Outstanding, End of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth
Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 11.139   $ 11.446
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 11.139  $ 11.446   $ 12.129
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --         0    15,159     25,731
 Outstanding, End of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap
Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 11.122   $ 11.821
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 11.122  $ 11.821   $ 13.030
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --     4,630    79,110     79,065
 Outstanding, End of Period
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.058  $ 12.391  $ 14.534   $ 15.986
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.058  $ 12.391  $ 14.534  $ 15.986   $ 16.124
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     5,954    15,708    22,636     30,216
 Outstanding, End of Period
-------------------------------------------------------------------------------

                                 164 PROSPECTUS

Oppenheimer Balanced/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.694  $ 13.095  $ 14.121   $ 14.378
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.694  $ 13.095  $ 14.121  $ 14.378   $ 15.654
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     7,233    19,314    17,516     16,614
 Outstanding, End of Period
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 10.105   $ 10.156
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.105  $ 10.156   $ 10.467
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --     1,761    21,259     56,610
 Outstanding, End of Period
-------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --  $ 10.000  $ 12.281  $ 12.859   $ 13.244
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --  $ 12.281  $ 12.859  $ 13.244   $ 14.006
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --    19,650   139,232   113,526    109,153
 Outstanding, End of Period
-------------------------------------------------------------------------------
Oppenheimer Global
Securities/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.146  $ 14.235  $ 16.620   $ 18.618
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.146  $ 14.235  $ 16.620  $ 18.618   $ 21.461
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     3,483    69,433    13,925     30,533
 Outstanding, End of Period
-------------------------------------------------------------------------------
Oppenheimer High Income/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.659  $ 12.959  $ 13.838   $ 13.864
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.659  $ 12.959  $ 13.838  $ 13.864   $ 14.873
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0    14,596    24,084    34,147     29,168
 Outstanding, End of Period
-------------------------------------------------------------------------------
Oppenheimer Main
Street(R)/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.175  $ 12.635  $ 13.543   $ 14.065
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.175  $ 12.635  $ 13.543  $ 14.065   $ 15.853
 End of Period
-------------------------------------------------------------------------------
 Number of Units                3,180    20,820    44,796   136,243    129,358
 Outstanding, End of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap(R)/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.351  $ 14.664  $ 17.164   $ 18.496
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.351  $ 14.664  $ 17.164  $ 18.496   $ 20.828
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     7,755    16,016    42,092     43,420
 Outstanding, End of Period
-------------------------------------------------------------------------------
Oppenheimer Strategic
Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.549  $ 12.138  $ 12.926   $ 13.010
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.549  $ 12.138  $ 12.926  $ 13.010   $ 13.702
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0    36,470    76,890   181,853    176,737
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT Global Asset
Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.386  $ 12.433  $ 13.323   $ 13.997
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.386  $ 12.433  $ 13.323  $ 13.997   $ 15.515
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0         0       373    19,300     50,392
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT Growth and Income
- Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.796  $ 13.506  $ 14.738   $ 15.231
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.796  $ 13.506  $ 14.738  $ 15.231   $ 17.340
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0    13,936    20,681    29,879     36,373
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT Health Sciences -
Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $  9.722  $ 11.303  $ 11.892   $ 13.221
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $ 9.722  $ 11.303  $ 11.892  $ 13.221   $ 13.348
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     1,277     1,832     1,747      1,825
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT High Yield - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.738  $ 13.345  $ 14.488   $ 14.670
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.738  $ 13.345  $ 14.488  $ 14.670   $ 15.925
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0   363,012    53,015    49,391     43,697
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.183  $ 10.443  $ 10.711   $ 10.768
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.183  $ 10.443  $ 10.711  $ 10.768   $ 11.054
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0   163,346    94,571   149,423    159,430
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT International
Equity - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.602  $ 13.383  $ 15.272   $ 16.829
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.602  $ 13.383  $ 15.272  $ 16.829   $ 21.110
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0   228,069   171,334    53,857     54,094
 Outstanding, End of Period
-------------------------------------------------------------------------------

                                 165 PROSPECTUS

Putnam VT Investors - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.405  $ 12.992  $ 14.373   $ 15.359
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.405  $ 12.992  $ 14.373  $ 15.359   $ 17.187
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     5,187     4,353     4,774     54,996
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT Money Market -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $  9.983  $  9.853  $  9.741   $  9.809
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $ 9.983  $  9.853  $  9.741  $  9.809   $ 10.057
 End of Period
-------------------------------------------------------------------------------
 Number of Units                4,006   776,190   571,779   283,085    213,854
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT New Opportunities
- Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.377  $ 13.497  $ 14.621   $ 15.797
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.377  $ 13.497  $ 14.621  $ 15.797   $ 16.843
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     3,291     3,402       233        234
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT New Value - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 11.202  $ 14.574  $ 16.522   $ 17.183
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $11.202  $ 14.574  $ 16.522  $ 17.183   $ 19.579
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     6,517    18,620    71,713     74,753
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT Research - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.640  $ 13.096  $ 13.834   $ 14.268
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.640  $ 13.096  $ 13.834  $ 14.268   $ 15.599
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     5,620     6,279     1,616      1,566
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT The George Putnam
Fund of Boston - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.512  $ 12.083  $ 12.841   $ 13.117
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.512  $ 12.083  $ 12.841  $ 13.117   $ 14.418
 End of Period
-------------------------------------------------------------------------------
 Number of Units                3,141    17,937    19,997    34,620     30,252
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT Utilities Growth
and Income - Class IB
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 11.467  $ 14.058  $ 16.789   $ 17.903
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $11.467  $ 14.058  $ 16.789  $ 17.903   $ 22.337
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     3,216     3,706     3,557      3,442
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.370  $ 13.562  $ 15.798   $ 17.401
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.370  $ 13.562  $ 15.798  $ 17.401   $ 18.022
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     2,975     2,606     2,301      3,112
 Outstanding, End of Period
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.107  $ 12.398  $ 12.789   $ 13.276
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.107  $ 12.398  $ 12.789  $ 13.276   $ 13.748
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0    27,311    27,234    34,981     33,560
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth, Class II Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 11.115   $ 12.129
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 11.115  $ 12.129   $ 12.499
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --     6,523     6,398      2,041
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen LIT Comstock,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 11.328   $ 11.583
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 11.328  $ 11.583   $ 13.202
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --    35,103   103,444     96,241
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen LIT Strategic
Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $  9.408  $ 13.874  $ 12.309   $ 13.013
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $ 9.408  $ 13.874  $ 12.309  $ 13.013   $ 13.116
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0         0    22,487    17,612     16,490
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen LIT Growth and
Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.650  $ 13.355  $ 14.968   $ 16.129
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.650  $ 13.355  $ 14.968  $ 16.129   $ 18.372
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0    36,801    81,112   100,032     88,795
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen LIT Money Market,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --  $ 10.000  $ 10.000  $  9.875   $  9.934
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --  $ 10.000  $  9.875  $  9.934   $ 10.164
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --         0   113,071   251,605    133,457
 Outstanding, End of Period
-------------------------------------------------------------------------------

                                 166 PROSPECTUS

Van Kampen UIF Emerging
Markets Debt, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 11.057  $ 13.874  $ 14.999   $ 16.519
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $11.057  $ 13.874  $ 14.999  $ 16.519   $ 17.977
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0         0     6,120    10,110     14,849
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income, Class II Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 10.952   $ 11.550
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.952  $ 11.550   $ 12.771
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --    12,560    29,686     72,485
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth, Class I Sub-Account
(4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 10.749   $ 12.215
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.749  $ 12.215   $ 12.490
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --    18,791    16,554     10,996
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth, Class II Sub-Account
(4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 10.723   $ 12.162
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.723  $ 12.162   $ 12.400
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --    10,867    12,616     13,657
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise, Class II
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --  $ 10.000  $ 10.000  $ 11.075   $ 12.180
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --  $ 10.000  $ 11.075  $ 12.180   $ 14.536
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --         0    24,900    47,188    101,345
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap
Growth, Class II Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $ 10.000
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --        --        --   $  9.820
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --        --        --     22,302
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth, Class II Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --  $ 10.000  $ 13.575  $ 15.858   $ 17.582
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --  $ 13.575  $ 15.858  $ 17.582   $ 19.312
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --       504     1,901     1,861      5,220
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value, Class I Sub-Account
(4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 11.291   $ 12.455
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 11.291  $ 12.455   $ 14.764
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --     9,030    11,341      5,289
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value, Class II Sub-Account
(4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 10.000  $ 11.284   $ 12.429
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,          --        --  $ 11.284  $ 12.429   $ 14.725
 End of Period
-------------------------------------------------------------------------------
 Number of Units                   --        --     3,401    11,785     12,220
 Outstanding, End of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate, Class II Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.000  $ 10.698  $ 14.511  $ 19.392   $ 22.236
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,     $10.698  $ 14.511  $ 19.392  $ 22.236   $ 30.066
 End of Period
-------------------------------------------------------------------------------
 Number of Units                    0     6,427    23,013    24,523     29,901
 Outstanding, End of Period
-------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account,Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as


                                167  PROSPECTUS
automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, protfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






                                168  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1*
and Ending December 31,
                                     ------------------------------------------
SUB-ACCOUNTS                         2002     2003     2004     2005      2006
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.193
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.383
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.412
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.421
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Freedom Income -
Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.274
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.673
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.742
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.804
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.669  $13.259  $14.271   $14.377
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.259  $14.271  $14.377   $16.335
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      576      539      540       497
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.156   $11.031
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.156  $11.031   $12.693
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------

                                 169 PROSPECTUS

FTVIP Franklin Large Cap Growth
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.496   $10.323
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.496  $10.323   $11.140
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth
Securities - Class 2 Sub-Account
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.788  $15.390  $16.694   $17.024
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $15.390  $16.694  $17.024   $18.007
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.008  $14.417  $17.361   $18.377
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.417  $17.361  $18.377   $20.921
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      722      641      630       622
 of Period
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.176   $10.141
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.176  $10.141   $10.265
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,084    1,084     1,084
 of Period
-------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $10.936
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.569  $12.560  $13.766   $14.811
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.560  $13.766  $14.811   $17.063
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,429    1,378    1,332     1,250
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets
Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.642  $16.706  $20.275   $25.143
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $16.706  $20.275  $25.143   $31.342
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
- Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.348  $13.463  $15.528   $16.649
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.463  $15.528  $16.649   $19.677
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      608      608       608
 of Period
-------------------------------------------------------------------------------
FTVIP Templeton Global Income
Securities - Class 2 Sub-Account
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.550  $12.760  $14.247   $13.438
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.760  $14.247  $13.438   $14.747
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - All Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.881   $11.326
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.881  $11.326   $12.636
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.334   $10.188
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.334  $10.188   $10.840
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and
Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.866   $10.918
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.866  $10.918   $12.460
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Growth
Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.113   $11.315
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.113  $11.315   $11.881
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.096   $11.686
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.096  $11.686   $12.764
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------

                                 170 PROSPECTUS

Oppenheimer MidCap/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.308  $12.267  $14.257   $15.538
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.267  $14.257  $15.538   $15.529
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.073  $12.964  $13.851   $13.975
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.964  $13.851  $13.975   $15.077
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.082   $10.040
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.082  $10.040   $10.253
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA
- Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $12.206  $12.663   $12.923
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.206  $12.663  $12.923   $13.542
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,456    1,465    1,481     1,540
 of Period
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.051  $14.093  $16.303   $18.097
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.093  $16.303  $18.097   $20.669
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer High Income/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.695  $12.829  $13.574   $13.475
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.829  $13.574  $13.475   $14.324
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.431  $12.508  $13.285   $13.671
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.508  $13.285  $13.671   $15.268
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End            1,423    2,527    2,532     2,503
 of Period
-------------------------------------------------------------------------------
Oppenheimer Main Street Small
Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.680  $14.518  $16.837   $17.977
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.518  $16.837  $17.977   $20.060
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.212  $12.016  $12.679   $12.645
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.016  $12.679  $12.645   $13.196
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       57       56       56        56
 of Period
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.717  $12.309  $13.069   $13.605
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.309  $13.069  $13.605   $14.943
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.958  $13.370  $14.457   $14.804
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.370  $14.457  $14.804   $16.700
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,360    2,340    2,355     2,315
 of Period
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.201  $11.190  $11.665   $12.850
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.190  $11.665  $12.850   $12.855
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.828  $13.212  $14.212   $14.259
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.212  $14.212  $14.259   $15.337
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.324  $10.338  $10.506   $10.466
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.338  $10.506  $10.466   $10.645
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------

                                 171 PROSPECTUS

Putnam VT International Equity -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.542  $13.249  $14.981   $16.357
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.249  $14.981  $16.357   $20.331
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.658  $12.862  $14.098   $14.929
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.862  $14.098  $14.929   $16.552
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $ 9.906  $ 9.755  $ 9.555   $ 9.534
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $ 9.755  $ 9.555  $ 9.534   $ 9.686
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class
IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.944  $13.362  $14.343   $15.354
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.362  $14.343  $15.354   $16.221
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,492    1,502    1,449     1,490
 of Period
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.285  $14.429  $16.207   $16.701
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.429  $16.207  $16.701   $18.856
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT Research - Class IB
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.807  $12.965  $13.570   $13.868
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.965  $13.570  $13.868   $15.023
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
Boston - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.649  $11.963  $12.596   $12.749
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.963  $12.596  $12.749   $13.886
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      911      960       982
 of Period
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income - Class IB Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.450  $13.937  $16.469   $17.401
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.937  $16.469  $17.401   $21.512
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0       44       41        35
 of Period
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.764  $13.427  $15.497   $16.913
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.427  $15.497  $16.913   $17.357
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --      736      728      691       744
 of Period
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.545  $12.274  $12.545   $12.904
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $12.274  $12.545  $12.904   $13.240
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,630    1,697    1,709     1,830
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth,
Class II Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.047   $11.945
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.047  $11.945   $12.197
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.258   $11.407
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.258  $11.407   $12.882
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $ 9.898  $11.621  $12.075   $12.648
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $11.621  $12.075  $12.648   $12.632
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income,
Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.754  $13.221  $14.683   $15.677
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.221  $14.683  $15.677   $17.694
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --    1,365    1,280    1,227     1,195
 of Period
-------------------------------------------------------------------------------

                                 172 PROSPECTUS

Van Kampen LIT Money Market, Class
II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $10.000  $ 9.784   $ 9.753
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.000  $ 9.784  $ 9.753   $ 9.887
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
Debt, Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $12.251  $13.735  $14.713   $16.056
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.735  $14.713  $16.056   $17.313
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.885   $11.374
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.885  $11.374   $12.461
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class
I Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.683   $12.029
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.683  $12.029   $12.187
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,685    1,541     1,643
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class
II Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $10.657   $11.977
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $10.657  $11.977   $12.100
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $10.000  $10.974   $11.958
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $10.000  $10.974  $11.958   $14.141
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --       --       --   $10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --       --       --   $ 9.759
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --       --       --         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $10.000  $13.492  $15.617   $17.156
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $13.492  $15.617  $17.156   $18.672
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value,
Class I Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.222   $12.265
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.222  $12.265   $14.407
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --    1,693    1,587     1,479
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value,
Class II Sub-Account (4)(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --       --  $10.000  $11.215   $12.240
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --       --  $11.215  $12.240   $14.369
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --       --        0        0         0
 of Period
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate,
Class II Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    --  $11.344  $14.366  $19.022   $21.613
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       --  $14.366  $19.022  $21.613   $28.957
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End      --        0      510      510       510
 of Period
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen


                                173  PROSPECTUS

UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, protfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                174  PROSPECTUS

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-390-1277
FAX NUMBER: 1-866-487-8538                       PROSPECTUS DATED MAY 1, 2007
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE ") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

PUTNAM ALLSTATE         PUTNAM ALLSTATE ADVISOR  PUTNAM ALLSTATE ADVISOR
ADVISOR                 PLUS                     PREFERRED


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 28 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:

Putnam VT American Government Income Fund - Class IB   Putnam VT Growth          Putnam VT New Value Fund -
Putnam VT Capital Appreciation Fund - Class IB          Opportunities Fund -      Class IB
Putnam VT Capital Opportunities Fund - Class IB         Class IB                 Putnam VT OTC & Emerging
Putnam VT Discovery Growth Fund - Class IB             Putnam VT Health           Growth Fund - Class IB
Putnam VT Diversified Income Fund - Class IB            Sciences Fund - Class    Putnam VT Research Fund -
Putnam VT Equity Income Fund - Class IB                 IB                        Class IB
Putnam VT The George Putnam Fund of Boston - Class IB  Putnam VT High Yield      Putnam VT Small Cap Value
Putnam VT Global Asset Allocation Fund - Class IB       Fund - Class IB           Fund - Class IB
Putnam VT Global Equity Fund - Class IB                Putnam VT Income Fund -   Putnam VT Utilities Growth
Putnam VT Growth and Income Fund - Class IB             Class IB                  and Income Fund - Class
                                                       Putnam VT International    IB
                                                        Equity Fund - Class IB   Putnam VT Vista Fund -
                                                       Putnam VT International    Class IB
                                                        Growth and Income Fund   Putnam VT Voyager Fund -
                                                        - Class IB                Class IB
                                                       Putnam VT International
                                                        New Opportunities Fund
                                                        - Class IB
                                                       Putnam VT Investors Fund
                                                        - Class IB
                                                       Putnam VT Mid Cap Value
                                                        Fund - Class IB
                                                       Putnam VT Money Market
                                                        Fund - Class IB
                                                       Putnam VT New
                                                        Opportunities Fund -
                                                        Class IB


For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 47 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.





                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       4
--------------------------------------------------------------------------------
  Overview of Contracts                                                 5
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             6
--------------------------------------------------------------------------------
  How the Contracts Work                                                9
--------------------------------------------------------------------------------
  Expense Table                                                         10
--------------------------------------------------------------------------------
  Financial Information                                                 14
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         14
--------------------------------------------------------------------------------
  Purchases                                                             16
--------------------------------------------------------------------------------
  Contract Value                                                        17
--------------------------------------------------------------------------------
  Investment Alternatives                                               18
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          18
--------------------------------------------------------------------------------
     The Fixed Account Options                                          19
--------------------------------------------------------------------------------
     Transfers                                                          20
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Expenses                                                              23
--------------------------------------------------------------------------------
  Access to Your Money                                                  26
--------------------------------------------------------------------------------
  Income Payments                                                       26
--------------------------------------------------------------------------------
  Death Benefits                                                        31
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      36
--------------------------------------------------------------------------------
  Taxes                                                                 39
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   47
--------------------------------------------------------------------------------
APPENDIX A-CONTRACT COMPARISON CHART                                    48
--------------------------------------------------------------------------------
APPENDIX B-ACCUMULATION UNIT VALUES                                     49
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE
- INCOME BENEFITS                                                       79
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE
- DEATH BENEFITS                                                        81
--------------------------------------------------------------------------------
APPENDIX E-CALCULATION OF EARNINGS PROTECTION
DEATH BENEFIT OPTION                                                    82
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      9
--------------------------------------------------------------------------------
Accumulation Unit                                                       14,17
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 14,17
--------------------------------------------------------------------------------
Allstate Life ("We")                                                    1
--------------------------------------------------------------------------------
Annuitant                                                               14
--------------------------------------------------------------------------------
Automatic Additions Program                                             16
--------------------------------------------------------------------------------
Automatic Fund Rebalancing Program                                      22
--------------------------------------------------------------------------------
Beneficiary                                                             15
--------------------------------------------------------------------------------
Cancellation Period                                                     6,16
--------------------------------------------------------------------------------
*Contract                                                               1,14
--------------------------------------------------------------------------------
Contract Anniversary                                                    7
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  9,14
--------------------------------------------------------------------------------
Contract Value                                                          1,17
--------------------------------------------------------------------------------
Contract Year                                                           7
--------------------------------------------------------------------------------
Credit Enhancement                                                      1,16
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           22
--------------------------------------------------------------------------------
Due Proof of Death                                                      32
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option                                7,32
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection Option                                  7,33
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                           33
--------------------------------------------------------------------------------
Fixed Account Options                                                   1,19
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                  24
--------------------------------------------------------------------------------

                                                                        PAGE
--------------------------------------------------------------------------------
Funds                                                                   1,18,36
--------------------------------------------------------------------------------
Guarantee Period                                                        20
--------------------------------------------------------------------------------
Income Base                                                             7,29
--------------------------------------------------------------------------------
Income Plan                                                             26
--------------------------------------------------------------------------------
In-Force Earnings                                                       33
--------------------------------------------------------------------------------
In-Force Premium                                                        33
--------------------------------------------------------------------------------
Investment Alternatives                                                 1,7,18
--------------------------------------------------------------------------------
Issue Date                                                              9
--------------------------------------------------------------------------------
Maximum Anniversary Value                                               32
--------------------------------------------------------------------------------
Payout Phase                                                            9
--------------------------------------------------------------------------------
Payout Start Date                                                       9,26
--------------------------------------------------------------------------------
Retirement Income Guarantee Rider                                       7,29
--------------------------------------------------------------------------------
Rider Application Date                                                  7
--------------------------------------------------------------------------------
Rider Date                                                              30
--------------------------------------------------------------------------------
Right to Cancel                                                         6,16
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        32
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           20
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           26
--------------------------------------------------------------------------------
Valuation Date                                                          16
--------------------------------------------------------------------------------
Variable Account                                                        1,36
--------------------------------------------------------------------------------
Variable Sub-Account                                                    1,18
--------------------------------------------------------------------------------


* In certain states these Contracts were available only as group Contracts. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 4  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

.. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

.. The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.


                                 5  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       WE ARE NO LONGER OFFERING NEW CONTRACTS.

                        You can add to your Contract as often and as much as you like, but each subsequent payment must be at least
                        $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000. You must maintain a minimum Contract
                        Value of $1,000.

                        For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time
                        you make a purchase payment, we will add to your
                        Contract Value a Credit Enhancement equal to 4% of such
                        purchase payment.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period as your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation, we will
                        return your purchase payments adjusted, to the extent
                        federal or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account, including the deduction of mortality and
                        expense risk charges. If you exercise your RIGHT TO
                        CANCEL the Contract, the amount we refund to you will
                        not include any Credit Enhancement. See "Right to
                        Cancel" for details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                        PUTNAM ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.25% of average daily net assets.

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases)

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.65% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 2% of purchase
                          payments withdrawn (with certain exceptions)
-------------------------------------------------------------------------------

                                  6 PROSPECTUS

                        ALL CONTRACTS

                        .If you select the ENHANCED BENEFICIARY PROTECTION
                          OPTION you would pay an additional mortality and expense risk charge of 0.15%.

                        .If you select the EARNINGS PROTECTION DEATH BENEFIT
                          OPTION you would pay an additional mortality and expense risk charge of 0.20% or 0.35% (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later ("RIDER
                          APPLICATION DATE")).

                        .We discontinued offering the RETIREMENT INCOME
                          GUARANTEE RIDER as of January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to
                          January 1, 2004, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the option you selected) of the INCOME BASE in effect on a Contract Anniversary ("CONTRACT ANNIVERSARY").

                        .
                          Transfer fee equal to 0.50% of the amount transferred
                          after the 12/th/ transfer in any Contract Year
                          ("CONTRACT YEAR"), which we measure from the date we
                          issue your Contract or a Contract Anniversary.

                        . State premium tax (if your state imposes one)
-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .a Standard Fixed Account Option* that credits
                          interest at rates we guarantee, and

                        .28 Variable Sub-Accounts investing in Funds offering
                          professional money management by Putnam Investment
                          Management, LLC.

                        PUTNAM ALLSTATE ADVISOR CONTRACTS offer 2 additional
                        Fixed Account Options that credit interest at rates we guarantee.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at 1-800-390-1277.

                        *For PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS
                        (except Contracts issued in Oregon), the Standard Fixed
                        Account Option is currently not available for new
                        investments.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC FUND REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------

                                  7 PROSPECTUS

INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified period

                        .
                          combination life income and guaranteed payments for a
                          specified period

                        .combination joint and survivor life income and
                          guaranteed payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate Life offered two
                        Retirement Income Guarantee Riders that guarantee a
                        minimum amount of fixed income payments you can receive
                        if you choose to annuitize your Contract.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before income payments begin, we will pay
                        the death benefit described in the Contract. We also
                        offer an Enhanced Beneficiary Protection Option and an
                        Earnings Protection Death Benefit Option.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals taken
                        prior to annuitization (referred to in this prospectus
                        as the Payout Phase) are generally considered to come
                        from the earnings in the Contract first. If the
                        Contract is tax-qualified, generally all withdrawals
                        are treated as distributions of earnings. Withdrawals
                        of earnings are taxed as ordinary income and, if taken
                        prior to age 59 1/2, may be subject to an additional
                        10% federal tax penalty. A withdrawal charge also may
                        apply.
-------------------------------------------------------------------------------



                                 8  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 26. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.


                                 9  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*


    Number of Complete Years Since We Received the Purchase Payment Being
                       Withdrawn/ Applicable Charge:
-------------------------------------------------------------------------------------
Contract:
Putnam Allstate-----------0------1-----2-------3------4------5------6-----7+---------
 Advisor                  7%     7%    6%      5%     4%     3%     2%    0%

Annual Contract
 Maintenance Charge
-------------------------------------------------------------------------------------
Contract:--------------- 8      8       %     7      6      5      4
-------------------------------------------------------------------------------------
Putnam Allstate                                    $30**
 Advisor
-------------------------------------------------------------------------------------
Putnam Allstate                                    none
 Advisor Plus
-------------------------------------------------------------------------------------
Putnam Allstate                                    none
 Advisor Preferred
-------------------------------------------------------------------------------------
Transfer Fee                        0.50 % of the amount transferred***

-------------------------------------------------------------------------------------


  *Each Contract Year, you may withdraw up to the FREE WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

  ** Waived in certain cases. See "Expenses."

  *** Applies solely to the 13th and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.


                                 10  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net asset value deducted from each Variable Sub-Account)



If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                       Mortality and Expense Risk              Total Variable Account
Basic Contract (without any optional benefit)                   Charge                            Annual Expense
-----------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                                        1.25%                                   1.25%
-----------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                                   1.60%                                   1.60%
-----------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                              1.65%                                   1.65%
-----------------------------------------------------------------------------------------------------------------------------


Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.


                                                   0.15% (up to 0.25% for Options added in
Enhanced Beneficiary Protection Option             the future)
Earnings Protection Death Benefit Option (issue    0.20% (up to 0.30% for Options added
age 0-65)                                          in the future)
Earnings Protection Death Benefit Option (issue    0.35% (up to 0.50% for Options added
age 66-75)                                         in the future)


If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the Enhanced Beneficiary Protection Option,              Mortality and Expense
and Earnings Protection Death Benefit Option (issue age 66-75)             Risk Charge*
----------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                                                      1.75%
----------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                                                 2.10%
----------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                                            2.15%
----------------------------------------------------------------------------------------------------
Contract with the Enhanced Beneficiary Protection Option,                Total Variable Account
and Earnings Protection Death Benefit Option (issue age 66-75)              Annual Expense
-------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                                                          1.75%
-------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                                                     2.10%
-------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                                                2.15%
-------------------------------------------------------------------------------------------------------


  *
   As described above the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the charge for an Option once we add the Option to your Contract.



RETIREMENT INCOME GUARANTEE RIDER EXPENSES*

If you selected a Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you selected) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Riders" for details.



*We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.




                                 11  PROSPECTUS

FUND ANNUAL EXPENSES
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Fund
Operating
Expenses/(1)/
(expenses that are
deducted from Fund
assets, which may
include management
fees, distribution
and/or services
(12b-1) fees, and                   0.80%                         1.50%
other expenses)
----------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2006.




EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

.. elected the Enhanced Beneficiary Protection Option,

.. elected the Earnings Protection Death Benefit Option (assuming age of oldest
  Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

.. elected Retirement Income Guarantee Rider 2 (assuming Income Base B prior to
  January 1, 2004).

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

                                                       Allstate Advisor                 Allstate Advisor Plus
                                              1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio       $990    $1,624   $2,279   $4,185    $1,080  $1,812   $2,480   $4,249
Expenses
----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio       $918    $1,412   $1,933   $3,526    $1,009  $1,601   $2,136   $3,603
Expenses
----------------------------------------------------------------------------------------------------------------------
                                                  Allstate Advisor Preferred
                                              1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio       $491    $1,232   $2,079   $4,293
Expenses
----------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio       $419    $1,021   $1,736   $3,651
Expenses
----------------------------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                 Allstate Advisor                 Allstate Advisor Plus
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $395    $1,199   $2,024   $4,185    $400    $1,217   $2,055   $4,249
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $323    $987     $1,678   $3,526    $329    $1,006   $1,711   $3,603
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum  $406    $1,232   $2,079   $4,293
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum  $334    $1,021   $1,736   $3,651
Annual Portfolio
Expenses
------------------------------------------------------------




                                 12  PROSPECTUS

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR FOR PUTNAM ALLSTATE ADVISOR CONTRACTS.THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE ENHANCED BENEFICIARY PROTECTION OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING OLDEST CONTRACT OWNER OR ANNUITANT IS OVER AGE 65, AND BOTH ARE AGE 75 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE RETIREMENT INCOME GUARANTEE RIDER 2 (PRIOR TO JANUARY 1, 2004) AND THAT INCOME BASE B IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 13  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B and in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

.. 90 -PUTNAM ALLSTATE ADVISOR

.. 85 - PUTNAM ALLSTATE ADVISOR PLUS

.. 90 - PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date") is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 - PUTNAM ALLSTATE ADVISOR

.. 85 - PUTNAM ALLSTATE ADVISOR PLUS

.. 90 - PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.


                                 14  PROSPECTUS

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


                                 15  PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for PUTNAM ALLSTATE ADVISOR CONTRACTS ($10,000 for PUTNAM ALLSTATE ADVISOR PLUS AND PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
(PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "RIGHT TO CANCEL" below for details. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.


RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect


                                 16  PROSPECTUS
investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss, including the deduction of mortality and expense risk charges, associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Cancellation Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. your initial purchase payment plus the Credit Enhancement for PUTNAM ALLSTATE
  ADVISOR PLUS CONTRACTS

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUND FOR A DESCRIPTION OF HOW THE ASSETS OF EACH SUCH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                 17  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 28 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE FUND PROSPECTUSES, PLEASE CONTACT US AT 1-800-390-1277.


FUND:                           EACH FUND SEEKS:
Putnam VT American Government   High current income with preservation of
 Income Fund - Class IB          capital as its secondary objective.
-------------------------------------------------------------------------------
Putnam VT Capital Appreciation  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Capital               Long-term growth of capital.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Discovery Growth      Long-term growth of capital.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Diversified Income    As high a level of current income as Putnam
 Fund - Class IB                 Management believes is consistent with
                                 preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Equity Income Fund -  Current income. Capital growth is a secondary
 Class IB                        objective when consistent with seeking current
                                 income.
-------------------------------------------------------------------------------
Putnam VT The George Putnam     To provide a balanced investment composed of a
 Fund of Boston - Class IB       well diversified portfolio of value stocks and
                                 bonds, which produce both capital growth and
                                 current income.
-------------------------------------------------------------------------------
Putnam VT Global Asset          A high level of long-term total return
 Allocation Fund - Class IB      consistent with preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Global Equity Fund -  Capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT Growth and Income     Capital growth and current income.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Growth Opportunities  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund  Capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT High Yield Fund -     High current income. Capital growth is a
 Class IB                        secondary goal when consistent with achieving
                                 high current income.
-------------------------------------------------------------------------------
Putnam VT Income Fund - Class   High current income consistent with what Putnam
 IB                              Management believes to be prudent risk.
-------------------------------------------------------------------------------
Putnam VT International Equity  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT International Growth  Capital growth. Current income is a secondary
 and Income Fund - Class IB      objective.
-------------------------------------------------------------------------------
Putnam VT International New     Long-term capital appreciation.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Investors Fund -      Long-term growth of capital and any increased
 Class IB                        income that results from this growth.
-------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund -  Capital appreciation, as a secondary objective,
 Class IB                        current income.
-------------------------------------------------------------------------------
Putnam VT Money Market Fund -   As high a rate of current income as Putnam
 Class IB                        Management believes is consistent with
                                 preservation of capital and maintenance of
                                 liquidity.
-------------------------------------------------------------------------------
Putnam VT New Opportunities     Long-term capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT New Value Fund -      Long-term capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT OTC & Emerging        Capital appreciation.
 Growth Fund - Class IB
-------------------------------------------------------------------------------




                                 18  PROSPECTUS

Putnam VT Research Fund -       Capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund  Capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and  Capital growth and current income.
 Income Fund - Class IB
Putnam VT Vista Fund - Class    Capital appreciation.
 IB
Putnam VT Voyager Fund - Class  Capital appreciation.
 IB
-------------------------------------------------------------------------------


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                                                         ADVISOR     ADVISOR
                                                                                ADVISOR    PLUS     PREFERRED
--------------------------------------------------------------------------------------------------------------
Standard Fixed Account Option                                                     Yes      Yes         No*
--------------------------------------------------------------------------------------------------------------
6 Month Dollar Cost Averaging Option                                              Yes       No         No
--------------------------------------------------------------------------------------------------------------
12 Month Dollar Cost Averaging Option                                             Yes       No         No
--------------------------------------------------------------------------------------------------------------


* The Standard Fixed Account Option is available with Contracts issued in
Oregon.

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 22. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for up to 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Money Market Fund - Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Money Market Fund - Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6


                                 19  PROSPECTUS
or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.


STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE ARE CURRENTLY NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE CURRENTLY DO NOT PERMIT TRANSFERS INTO THE STANDARD FIXED ACCOUNT OPTIONS. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the


                                 20  PROSPECTUS

New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to


                                 21  PROSPECTUS
engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.


DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 19.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."


                                 22  PROSPECTUS

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

.. all of your money is allocated to the Fixed Account Options on a Contract
  Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. 1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

.. 1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments."

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


RETIREMENT INCOME GUARANTEE RIDER CHARGE
We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See "Retirement Income Guarantee Riders" for details.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


                                 23  PROSPECTUS

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.


ALL CONTRACTS We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.
CONFINEMENT WAIVER. We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1. you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or full withdrawal from your


                                 24  PROSPECTUS

Contract prior to the Payout Start Date, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 12. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors") may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b -1), or other services Allstate Distributors or we provide to the Funds.


                                 25  PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 26.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.


                                 26  PROSPECTUS

Currently 9 Income Plans are available. Income Plans provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The 9 Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 - COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 - COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 -LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 -JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 -LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining


                                 27  PROSPECTUS
payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

.. The minimum payment period you may choose is 5 years.

.. If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

.. If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:


                                 28  PROSPECTUS

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


RETIREMENT INCOME GUARANTEE RIDERS
Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:


                                 29  PROSPECTUS

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER 1. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1. On the Rider Date, the Income Base is equal to the Contract Value.

2. After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

.. For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

.. For withdrawals, the Income Base is equal to the most recently calculated
  Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

RETIREMENT INCOME GUARANTEE RIDER 2. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:


                                 30  PROSPECTUS

1. For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the oldest Annuitant's 85/TH/ birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.




DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawals,

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below), or

4. the Enhanced Beneficiary Protection Option (if selected).


                                 31  PROSPECTUS

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1)  = the withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.


EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

.. the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:


                                 32  PROSPECTUS

.. the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

IN-FORCE PREMIUM equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("RIDER DATE") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

IN-FORCE EARNINGS equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.


ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives (1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider ("RIDER DATE") is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1. the date we determine the death benefit, or

2. the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under "Death Benefit Amount."


DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 15. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner;

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

  (c) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be


                                 33  PROSPECTUS
allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the        Variable
  Sub-Accounts;

  ii. transfer all or a portion of the excess into the    Standard Fixed
  Account, if available, and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

.. the sum of all gross purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) less any withdrawals; or

.. the Contract Value on the date we determine the death benefit; or

.. the Maximum Anniversary Value as defined in the "Death Benefit Amount" section, with the following changes:

  .  "Issue Date" is replaced by the date the Contract is continued,

  . "initial purchase payment" (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A LIVING PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NEW OWNERS, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment Alternatives:
Transfers" section on page 20, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-LIVING PERSON, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 20 for more information regarding transfers.


                                 34  PROSPECTUS

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued ("NEW RIDER DATE"). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E.

For Contracts with the optional Enhanced Beneficiary Protection Option:

.. the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

  .  "Rider Date" is replaced by the date the Contract is continued,

  . "Contract Value" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account.The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 20, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contact Owner from the date


                                 35  PROSPECTUS
of the Annuitant's death to the date on which the death proceeds are paid.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.




MORE INFORMATION
--------------------------------------------------------------------------------


 ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life is an Illinois stock life insurance company organized in 1957.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invested in the same Fund (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.


                                 36  PROSPECTUS

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACTS
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of NASD. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For PUTNAM ALLSTATE ADVISOR CONTRACTS issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;


                                 37  PROSPECTUS

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.


LEGAL MATTERS
Certain matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under applicable state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 38  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance


                                 39  PROSPECTUS
concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a


                                 40  PROSPECTUS

  Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


                                 41  PROSPECTUS

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present


                                 42  PROSPECTUS
value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,


                                 43  PROSPECTUS

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age
701/2 .   Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.


                                 44  PROSPECTUS

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death


                                 45  PROSPECTUS
benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.




                                 46  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 47  PROSPECTUS

APPENDIX A                                                          PUTNAM
ALLSTATE ADVISOR CONTRACT COMPARISON CHART

                Feature                          Advisor               Advisor Plus          Advisor Preferred
------------------------------------------------------------------------------------------------------------------
   Maximum Age of Contract Owner and                90                      85                       90
      Annuitant on the Issue Date
------------------------------------------------------------------------------------------------------------------
                                                 $10,000
    Minimum Initial Purchase Payment        ($500for Qualified           $10,000                  $10,000
                                                Contracts)
------------------------------------------------------------------------------------------------------------------
                                             -Standard Fixed
                                           Account Option with
                                           1,5&7-year Guarantee
                                                 Periods             -Standard Fixed
                                           -6 Month Dollar Cost    Account Option with      N/A (available only
                                             Averaging Option      1,5&7-year Guarantee    with Contracts issued
         Fixed Account Options            -12 Month Dollar Cost          Periods                 in Oregon)
                                             Averaging Option
------------------------------------------------------------------------------------------------------------------
           Credit Enhancement                      None             4% applied to all               None
                                                                    purchase payments
------------------------------------------------------------------------------------------------------------------
                                            $30 per year, full
                                           amount on surrender
      Contract Maintenance Charge           (waived in certain             None                     None
                                                  cases)
------------------------------------------------------------------------------------------------------------------
       Mortality and Expense Risk                 1.25%                   1.60%                    1.65%
   Charge (without optional benefit)
------------------------------------------------------------------------------------------------------------------
                                           greater of earnings
         Free Withdrawal Amount               not previously                                  15 % of purchase
          (each Contract Year)               withdrawn, or 15               15                    payments
                                          % of purchase payments  % of purchase payments
------------------------------------------------------------------------------------------------------------------
Withdrawal Charge (measured from number   Year: 0  1  2  3  4  5  Year: 0  1  2  3  4  5
of complete years since we received the            6  7+                 6  7  8+
  purchase payment as a percentage of        %: 7  7  6  5  4  3     %: 8  8  8  7  6  5        Year: 0 1 2+
purchase payments withdrawn in excess of           2  0                   4  3  0                 %:  2 1 0
      the Free Withdrawal Amount)
------------------------------------------------------------------------------------------------------------------
       Withdrawal Charge Waivers                   Yes                     Yes                       No
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                 48  PROSPECTUS

APPENDIX B-ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.


PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION* (BASIC CONTRACT)*
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
                                                  ---------------------------------------
SUB-ACCOUNTS                   1999         2000         2001         2002          2003
-----------------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A  $    10.000  $    11.115  $    11.695   $    12.573
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A  $    11.115  $    11.695  $    12.573   $    12.609
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A      290,129    2,363,866    5,294,568     3,674,800
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS
IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A  $    10.000  $     9.131  $     7.763   $     5.952
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A  $     9.131  $     7.763  $     5.952   $     7.335
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A       45,272      514,152    1,004,523     1,082,865
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A          N/A          N/A          N/A   $    10.000
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A          N/A          N/A          N/A   $    12.932
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A          N/A          N/A          N/A        50,035
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY
GROWTH - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A  $    10.000  $     7.312  $     5.000   $     3.475
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A  $     7.312  $     5.000  $     3.475   $     4.530
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A      100,680      829,339    2,496,402     2,494,973
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.866  $     9.727  $     9.942   $    10.397
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.866  $     9.727  $     9.942  $    10.397   $    12.326
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,112,113    3,898,771    4,832,628    4,754,348     4,749,282
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT EQUITY
INCOME - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A          N/A          N/A          N/A   $    10.000
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A          N/A          N/A          N/A   $    12.049
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A          N/A          N/A          N/A       487,346
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE
PUTNAM FUND OF BOSTON
- CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.299  $    10.067  $     9.986   $     8.998
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.299  $    10.067  $     9.986  $     8.998   $    10.400
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      2,629,405    6,032,053    9,159,103   10,982,873    10,972,600
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    10.698  $    10.051  $     9.079   $     7.843
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    10.698  $    10.051  $     9.079  $     7.843   $     9.441
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        216,789      838,889    1,074,406    1,182,016     1,274,558
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL
EQUITY - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    15.665  $    10.868  $     7.537   $     5.776
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    15.665  $    10.868  $     7.537  $     5.776   $     7.371
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        809,571    4,838,412    6,111,405    5,397,212     4,674,596
 Period
-----------------------------------------------------------------------------------------

                                 49 PROSPECTUS

PUTNAM VT GROWTH AND
INCOME - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.172  $     9.776  $     9.036   $     7.228
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.172  $     9.776  $     9.036  $     7.228   $     9.093
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     10,446,547   30,632,434   41,176,940   40,665,022    37,569,817
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT GROWTH
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A  $    10.000  $     7.434  $     4.985   $     3.471
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A  $     7.434  $     4.985  $     3.471   $     4.217
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A    2,350,234    3,982,639    3,866,973     3,577,793
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT HEALTH
SCIENCES - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    10.597  $    14.545  $    11.525   $     9.066
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    10.597  $    14.545  $    11.525  $     9.066   $    10.590
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,037,948    4,204,909    5,293,270    5,061,022     4,305,615
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.934  $     8.976  $     9.186   $     9.006
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.934  $     8.976  $     9.186  $     9.006   $    11.253
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        688,505    2,014,173    3,022,834    3,421,713     3,878,022
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT INCOME -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.714  $    10.341  $    10.956   $    11.672
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.714  $    10.341  $    10.956  $    11.672   $    12.036
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        994,313    3,295,896    7,057,751    9,130,281     7,973,945
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    14.427  $    12.885  $    10.100   $     8.212
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    14.427  $    12.885  $    10.100  $     8.212   $    10.422
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,416,491    6,476,055    8,261,200    8,662,245     7,746,900
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    10.968  $    10.976  $     8.582   $     7.308
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    10.968  $    10.976  $     8.582  $     7.308   $     9.948
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        515,493    1,708,041    2,339,655    2,539,671     2,353,192
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    18.134  $    10.984  $     7.736   $     6.598
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    18.134  $    10.984  $     7.736  $     6.598   $     8.679
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        389,045    2,234,464    2,469,501    2,085,193     1,803,653
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT INVESTORS -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    12.168  $     9.777  $     7.762   $     5.459
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    12.168  $     9.777  $     7.262  $     5.459   $     6.854
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      5,517,617   17,977,266   21,424,549   18,768,754    16,209,787
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT MID CAP
VALUE - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A          N/A          N/A          N/A   $    10.000
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A          N/A          N/A          N/A   $    12.801
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A          N/A          N/A          N/A       127,975
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
- CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    10.231  $    10.693  $    10.956   $    10.948
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    10.231  $    10.693  $    10.956  $    10.948   $    10.866
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,261,646    1,736,595    5,663,312    6,153,309     3,214,835
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    15.692  $    11.436  $     7.889   $     5.413
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    15.692  $    11.436  $     7.889  $     5.413   $     7.079
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      2,351,890   11,371,847   13,605,364   12,064,671    10,700,366
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     8.795  $    10.629  $    10.844   $     9.037
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     8.795  $    10.629  $    10.844  $     9.037   $    11.823
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        626,817    1,659,981    3,902,049    5,140,780     5,077,407
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT OTC &
EMERGING GROWTH -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    19.838  $     9.581  $     5.137   $     3.438
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    19.838  $     9.581  $     5.137  $     3.438   $     4.608
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        697,007    4,036,834    5,465,555    5,043,270     4,399,346
 Period
-----------------------------------------------------------------------------------------

                                 50 PROSPECTUS

PUTNAM VT RESEARCH -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    11.598  $    11.226  $     8.997   $     6.912
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    11.598  $    11.226  $     8.997  $     6.912   $     8,554
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,575,893    4,896,412    7,607,622    7,958,204     7,234,661
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP
VALUE - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    10.302  $    12.660  $    14.768   $    11.918
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    10.302  $    12.660  $    14.768  $    11.918   $    17.613
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        451,498    1,493,692    3,217,546    3,938,066     3,816,634
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT UTILITIES
GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.987  $    11.590  $     8.890   $     6.664
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.987  $    11.590  $     8.890  $     6.664   $     8.214
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        585,124    2,469,334    3,792,637    3,297,734     2,914,799
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT VISTA -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    14.088  $    13.344  $     8.762   $     6.004
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    14.088  $    13.344  $     8.762  $     6.004   $     7.896
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        824,655    4,772,927    6,616,756    6,155,312     5,715,213
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT VOYAGER -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    14.326  $    11.808  $     9.047   $     6.563
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    14.326  $    11.808  $     9.047  $     6.563   $     8,096
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      6,006,888   21,009,950   25,627,193   24,658,871    22,860,340
 Period
-----------------------------------------------------------------------------------------





                                 49  PROSPECTUS

                                 50  PROSPECTUS

For the Years Beginning January 1* and Ending
December 31,
                                                     --------------------------
SUB-ACCOUNTS                                   2004         2005          2006
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    12.609  $    12.782   $    12.794
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    12.782  $    12.794   $    13.041
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,837,165    2,344,027     1,939,519
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     7.335  $     8.309   $     8.851
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     8.309  $     8.851   $     9.818
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,054,442      931,834       840,156
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    12.932  $    15.085   $    16.410
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    15.085  $    16.410   $    18.671
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        131,709      225,869       255,476
 Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     4.530  $     4.813   $     5.097
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     4.813  $     5.097   $     5.591
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,192,703    1,780,742     1,564,511
 Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    12.326  $    13.292   $    13.527
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    13.292  $    13.527   $    14.199
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      4,335,857    4,009,773     3,586,794
 Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    12.049  $    13.305   $    13.862
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    13.305  $    13.862   $    16.269
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        966,045    1,227,755     1,324,221
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    10.400  $    11.113   $    11.413
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    11.113  $    11.413   $    12.615
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     10,383,824    9,325,581     7,572,633
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     9.441  $    10.172   $    10.746
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    10.172  $    10.746   $    11.977
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,294,368    1,323,355     1,515,294
 Period
-------------------------------------------------------------------------------

                                 51 PROSPECTUS

PUTNAM VT GLOBAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     7.371  $     8.274   $     8.889
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     8.274  $     8.889   $    10.816
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      4,145,841    3,624,750     3,241,464
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     9.093  $     9.977   $    10.367
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     9.977  $    10.367   $    11.867
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     33,933,348   29,270,346    23,723,991
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     4.217  $     4.237   $     4.356
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     4.237  $     4.356   $     4.670
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,264,882    2,749,057     2,297,860
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    10.599  $    11.212   $    12.534
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    11.212  $    12.534   $    12.723
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,733,811    3,252,557     2,609,482
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    11.253  $    12.284   $    12.507
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    12.284  $    12.507   $    13.651
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,133,920    2,518,892     2,064,976
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    12.036  $    12.413   $    12.547
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    12.413  $    12.547   $    12.951
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      6,879,618    5,997,703     5,077,932
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    10.422  $    11.959   $    13.250
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    11.959  $    13.250   $    16.712
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      7,071,496    6,473,166     5,866,337
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     9.948  $    11.885   $    13.392
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    11.885  $    13.392   $    16.826
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,551,653    2,559,124     2,506,808
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     8.679  $     9.714   $    11.355
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     9.714  $    11.355   $    14.143
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,655,151    1,738,451     1,523,396
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     6.854  $     7.624   $     8.192
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     7.624  $     8.192   $     9.217
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     14,389,737   12,352,538    10,435,677
 Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    12.801  $    14.594   $    16.205
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    14.594  $    16.205   $    18.413
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        342,661      596,881       602,812
 Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    10.866  $    10.801   $    10.936
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    10.801  $    10.936   $    11.274
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,089,312    1,892,206     2,448,638
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     7.079  $     7.711   $     8.377
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     7.711  $     8.377   $     8.981
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      9,334,600    8,005,070     6,628,713
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    11.823  $    13.476   $    14.093
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    13.476  $    14.093   $    16.146
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      5,101,539    5,066,574     4,275,279
 Period
-------------------------------------------------------------------------------

                                 52 PROSPECTUS

PUTNAM VT OTC & EMERGING GROWTH -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     4.608  $     4.938   $     5.260
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     4.938  $     5.260   $     5.839
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,983,733    3,369,292     2,835,749
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     8,554  $     9.086   $     9.422
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     9.086  $     9.422   $    10.357
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      6,387,752    5,386,549     4,391,694
 Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $    17.613  $    21.952   $    23.203
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $    21.952  $    23.203   $    26.877
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,524,769    3,031,315     2,519,726
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     8.214  $     9.864   $    10.576
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     9.864  $    10.576   $    13.267
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,664,057    2,477,513     1,986,876
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     7.896  $     9.248   $    10.242
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     9.248  $    10.242   $    10.666
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      5,295,113    4,767,399     4,014,690
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $     8,096  $     8.397   $     8.764
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $     8.397  $     8.764   $     9.125
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     20,364,325   17,160,872    13,494,905
 Period
-------------------------------------------------------------------------------

* The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. All of the Variable Sub-Accounts were first offered under the Contracts as of April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.


                                 53  PROSPECTUS

PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGES 66-75)
--------------------------------------------------------------------------------


For the Years Beginning
January 1* and Ending
December 31,
                             --------------------------------------------------
SUB-ACCOUNTS                     2001      2002      2003      2004       2005
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  6.385  $  6.829  $  6,814   $  6.873
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  6.385  $  6.829  $  6,814  $  6.873   $  6.844
 End of Period
-------------------------------------------------------------------------------
 Number of Units               58,418   131,089    52,957    48,825     46,071
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  7.729  $  5.897  $  7.230   $  8.148
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  7.729  $  5.897  $  7.230  $  8.148   $  8.637
 End of Period
-------------------------------------------------------------------------------
 Number of Units               21,995    27,375    26,601    25,036     24,469
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 10.000  $ 12.889   $ 14.958
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 12.889  $ 14.958   $ 16.190
 End of Period
-------------------------------------------------------------------------------
 Number of Units                  N/A       N/A         0         0        962
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  4.976  $  3.443  $  4,465   $  4.720
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.976  $  3.443  $  4,465  $  4.720   $  4.973
 End of Period
-------------------------------------------------------------------------------
 Number of Units                5,054    22,613    23,562    36,355     32,517
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  9.878  $ 10.278  $ 12.123   $ 13.007
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.878  $ 10.278  $ 12.123  $ 13.007   $ 13.170
 End of Period
-------------------------------------------------------------------------------
 Number of Units               22,518    41,427    54,550    43,863     42,534
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 10.000  $ 12.008   $ 13.192
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 12.008  $ 13.192   $ 13.676
 End of Period
-------------------------------------------------------------------------------
 Number of Units                  N/A       N/A     2,940     6,794      4,396
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  9.921  $  8.895  $ 10.229   $ 10.875
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.921  $  8.895  $ 10.229  $ 10.875   $ 11.112
 End of Period
-------------------------------------------------------------------------------
 Number of Units              127,345   179,068   184,577   180,193    194,513
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  9.021  $  7.754  $  9.286   $  9.954
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.021  $  7.754  $  9.286  $  9.954   $ 10.463
 End of Period
-------------------------------------------------------------------------------
 Number of Units                7,070    16,679    11,857    12,956     13,551
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  7.488  $  5.710  $  7.249   $  8.097
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  7.488  $  5.710  $  7.249  $  8.097   $  8.654
 End of Period
-------------------------------------------------------------------------------
 Number of Units               22,915    34,451    28,616    26,861     22,329
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  8.978  $  7.146  $  8.943   $  9.763
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.978  $  7.146  $  8.943  $  9.763   $ 10.094
 End of Period
-------------------------------------------------------------------------------
 Number of Units              324,802   567,551   582,077   533,135    493,637
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  4.958  $  3.435  $  4.153   $  4.151
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.958  $  3.435  $  4.153  $  4.151   $  4.246
 End of Period
-------------------------------------------------------------------------------
 Number of Units               29,628    45,841    50,076    70,265     59,914
 Outstanding, End of Period
-------------------------------------------------------------------------------

                                 54 PROSPECTUS

PUTNAM VT HEALTH SCIENCES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 11.451  $  8.962  $ 10.425   $ 10.972
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 11.451  $  8.962  $ 10.425  $ 10.972   $ 12.203
 End of Period
-------------------------------------------------------------------------------
 Number of Units               22,742    33,088    28,546    24,265     20,425
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  9.127  $  8.903  $ 11.068   $ 12.021
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.127  $  8.903  $ 11.068  $ 12.021   $ 12.177
 End of Period
-------------------------------------------------------------------------------
 Number of Units               22,005    23,812    31,430    34,476     21,556
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 10.886  $ 11.538  $ 11.838   $ 12.147
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.886  $ 11.538  $ 11.838  $ 12.147   $ 12.216
 End of Period
-------------------------------------------------------------------------------
 Number of Units               62,415   109,722   106,926    91,879     72,322
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 10.035  $  8.117  $ 10.251   $ 11.703
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.035  $  8.117  $ 10.251  $ 11.703   $ 12.901
 End of Period
-------------------------------------------------------------------------------
 Number of Units               60,861    86,554    88,560    86,248     64,385
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
GROWTH AND INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  8.527  $  7.225  $  9.785   $ 11.631
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.527  $  7.225  $  9.785  $ 11.631   $ 13.039
 End of Period
-------------------------------------------------------------------------------
 Number of Units               21,873    25,421    27,500    43,504     45,005
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  7.686  $  6.522  $  8.536   $  9.506
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  7.686  $  6.522  $  8.536  $  9.506   $ 11.055
 End of Period
-------------------------------------------------------------------------------
 Number of Units                2,496     8,580     8,698    20,499     16,709
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  7.215  $  5.396  $  6.741   $  7.460
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  7.215  $  5.396  $  6.741  $  7.460   $  7.976
 End of Period
-------------------------------------------------------------------------------
 Number of Units              166,058   228,112   234,616   231,633    144,962
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 10.000  $ 12.758   $ 14.471
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 12.758  $ 14.471   $ 15.987
 End of Period
-------------------------------------------------------------------------------
 Number of Units                  N/A       N/A         0     2,324      2,904
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 10.886  $ 10.823  $ 10.687   $ 10.569
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.886  $ 10.823  $ 10.687  $ 10.569   $ 10.648
 End of Period
-------------------------------------------------------------------------------
 Number of Units               25,833    53,866    34,330     7,367      7,684
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  7.838  $  5.351  $  6.963   $  7.546
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  7.838  $  5.351  $  6.963  $  7.546   $  8.156
 End of Period
-------------------------------------------------------------------------------
 Number of Units               32,732    65,036    58,243    45,643     38,943
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 10.774  $  8.934  $ 11.628   $ 13.187
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.774  $  8.934  $ 11.628  $ 13.187   $ 13.721
 End of Period
-------------------------------------------------------------------------------
 Number of Units               37,325    45,790    37,401    41,170    101,157
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING
GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  5.104  $  3.399  $  4.532   $  4.832
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  5.104  $  3.399  $  4.532  $  4.832   $  5.121
 End of Period
-------------------------------------------------------------------------------
 Number of Units               20,137    27,603    26,862    45,210     34,927
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  8.940  $  6.833  $  8.413   $  8.891
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.940  $  6.833  $  8.413  $  8.891   $  9.174
 End of Period
-------------------------------------------------------------------------------
 Number of Units               51,591    65,389    55,723    56,533     48,566
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 14.673  $ 11.782  $ 17.323   $ 21.482
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 14.673  $ 11.782  $ 17.323  $ 21.482   $ 22.591
 End of Period
-------------------------------------------------------------------------------
 Number of Units               28,740    49,332    48,767    51,298     44,040
 Outstanding, End of Period
-------------------------------------------------------------------------------

                                 55 PROSPECTUS

PUTNAM VT UTILITIES GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  8.832  $  6.588  $  8.079   $  9.652
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.832  $  6.588  $  8.079  $  9.652   $ 10.297
 End of Period
-------------------------------------------------------------------------------
 Number of Units               34,138    42,749    34,959    18,127     15,138
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  8.705  $  5.936  $  7.766   $  9.050
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.705  $  5.936  $  7.766  $  9.050   $  9.972
 End of Period
-------------------------------------------------------------------------------
 Number of Units               36,838    60,476    52,444    34,611     37,553
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  8.988  $  6.488  $  7.962   $  8.217
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.988  $  6.488  $  7.962  $  8.217   $  8.533
 End of Period
-------------------------------------------------------------------------------
 Number of Units              138,792   272,235   270,139   221,519    179,115
 Outstanding, End of Period
-------------------------------------------------------------------------------





                                 54  PROSPECTUS

                                 55  PROSPECTUS

For the Years Beginning January 1* and Ending December 31,                2006
                                                                     ----------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  6.844
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  6.941
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             39,772
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  8.637
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  9.531
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             23,929
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 16.190
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 18.328
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,056
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  4.973
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  5.427
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             30,838
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 13.170
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.754
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             46,926
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 13.676
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 15.969
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,724
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.112
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.220
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            191,024
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.463
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 11.602
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,060
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  8.654
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 10.478
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             26,140
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.094
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 11.496
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            393,729
-------------------------------------------------------------------------------

                                 56 PROSPECTUS

PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  4.246
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  4.529
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             53,581
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.203
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.325
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             15,824
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.177
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.224
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             18,070
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.216
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.546
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             60,599
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.901
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 16.189
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             85,917
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 13.039
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 16.299
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             51,204
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.055
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.701
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             28,482
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  7.976
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  8.928
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            155,290
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 15.987
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 18.074
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,236
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.648
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 10.921
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,114
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  8.156
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  8.699
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             33,260
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 13.721
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 15.640
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             95,202
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  5.121
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  5.656
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             33,757
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  9.174
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 10.033
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             35,805
-------------------------------------------------------------------------------

                                 57 PROSPECTUS

PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 22.591
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 26.036
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             37,780
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.297
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.852
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,680
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  9.972
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 10.332
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             38,290
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  8.533
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  8.840
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            132,668
-------------------------------------------------------------------------------



*The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.




                                 58  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years
Beginning January 1*
and Ending December
31,
                        ------------------------------------------------------------------------
SUB-ACCOUNTS                  2000        2001        2002        2003        2004         2005
------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   10.893  $   11.420  $   12.234  $   12.225   $   12.350
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $   10.893  $   11.420  $   12.234  $   12.225  $   12.350   $   12.317
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       142,098     567,317    1,131656     952,963     774,385   $  719,095
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS
IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    9.124  $    7.728  $    5.905  $    7.251   $    8.184
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    9.124  $    7.728  $    5.905  $    7.251  $    8.184   $    8.688
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        15,427      99,589     183,708     229,756     255,121      271,791
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           N/A         N/A         N/A  $   10.000  $   12.902   $   14.996
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit             N/A         N/A         N/A  $   12.902  $   14.996   $   16.256
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           N/A         N/A         N/A      26,725      42,153       57,402
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY
GROWTH - CLASS IB
SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    7.306  $    4.976  $    3.448  $    4.478   $    4.740
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    7.306  $    4.976  $    3.448  $    4.478  $    4.740   $    5.003
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        38,463     208,794     471,941     474,031     449,437      389,744
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    9.768  $    9.949  $   10.367  $   12.247   $   13.160
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    9.768  $    9.949  $   10.367  $   12.247  $   13.160   $   13.345
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       408,472     568,856     610,754     647,678     632,727      608,111
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY
INCOME - CLASS IB
SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           N/A         N/A         N/A  $   10.000  $   12.020   $   13.226
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit             N/A         N/A         N/A  $   12.020  $   13.226   $   13.732
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           N/A         N/A         N/A      99,922     188,811      235,961
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE
PUTNAM FUND OF BOSTON
- CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   11.505  $   11.371  $   10.210  $   11.759   $   12.521
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $   11.505  $   11.371  $   10.210  $   11.759  $   12.521   $   12.814
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       258,198     649,917     878,102     982,668     971,868      940,077
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    9.696  $    8.728  $    7.513  $    9.011   $    9.675
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    9.696  $    8.728  $    7.513  $    9.011  $    9.675   $   10.184
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       122,143     194,527     222,862     233,628     289,693      297,771
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL
EQUITY - CLASS IB
SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    7.097  $    4.904  $    3.745  $    4.762   $    5.327
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    7.097  $    4.904  $    3.745  $    4.762  $    5.327   $    5.703
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     1,185,338   1,401,185   1,201,753   1,082,922     995,953      921,133
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND
INCOME - CLASS IB
SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   11.806  $   10.874  $    8.668  $   10.865   $   11.879
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $   11.806  $   10.874  $    8.668  $   10.865  $   11.879   $   12.301
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     2,249,328   3,498,120   3,775,787   3,699,874   3,521,914    3,120,338
 Period
------------------------------------------------------------------------------------------------

                                 59 PROSPECTUS

PUTNAM VT GROWTH
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    7.504  $    5.013  $    3.478  $    4.212   $    4.217
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    7.504  $    5.013  $    3.478  $    4.212  $    4.217   $    4.320
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       905,846   1,117,118   1,118,175   1,033,180     895,790      712,519
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH
SCIENCES - CLASS IB
SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   12.025  $    9.494  $    7.442  $    8.669   $    9.138
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $   12.025  $    9.494  $    7.442  $    8.669  $    9.138   $   10.179
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       792,412     923,593     839,675     729,634     665,910      578,778
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    8.944  $    9.121  $    8.910  $   11.095   $   12.068
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    8.944  $    9.121  $    8.910  $   11.095  $   12.068   $   12.243
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       264,864     574,693     663,558     937,805     664,379      559,980
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT INCOME -
CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   10.531  $   11.118  $   11.803  $   12,128   $   12.463
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $   10.531  $   11.118  $   11.803  $   12,128  $   12.463   $   12.554
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       367,229     895,677   1,356,981   1,268,394   1,165,180    1,097,272
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    8.786  $    6.863  $    5.560  $    7.031   $    8.040
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    8.786  $    6.863  $    5.560  $    7.031  $    8.040   $    8.876
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     1,348,523   1,822,954   2,026,738   1,837,231   1,752,696    1,728,002
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   10.441  $    8.135  $    6.903  $    9.363   $   11.146
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $   10.441  $    8.135  $    6.903  $    9.363  $   11.146   $   12.515
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       147,662     271,827     333,378     353,223     482,951      444,657
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    5.654  $    3.968  $    3.372  $    4.420   $    4.930
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    5.654  $    3.968  $    3.372  $    4.420  $    4.930   $    5.742
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       771,330     807,273     733,368     682,118     659,561      682,529
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS -
CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    8.593  $    6.360  $    4.764  $    5.960   $    6.606
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    8.593  $    6.360  $    4.764  $    5.960  $    6.606   $    7.073
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     2,007,034   2,468,141   2,348,872   2,195,031   1,964,220    1,777,812
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP
VALUE - CLASS IB
SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           N/A         N/A         N/A  $   10.000  $   12.771   $   14.507
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit             N/A         N/A         N/A  $   12.771  $   14.507   $   16.052
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           N/A         N/A         N/A      23,847      61,904      107,279
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
- CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   10.363  $   10.580  $   10.535  $   10.419   $   10.319
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $   10.363  $   10.580  $   10.535  $   10.419  $   10.319   $   10.412
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       677,833   1,276,207   1,380,044     603,289     354,012      315,266
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    6.803  $    4.676  $    3.197  $    4.166   $    4.522
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    6.803  $    4.676  $    3.197  $    4.166  $    4.522   $    4.895
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     3,065,757   4,113,616   3,660,821   3,434,406   3,059,669    2,728,547
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE -
CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   13.368  $   13.590  $   11.286  $   14,712   $   16.710
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $   13.368  $   13.590  $   11.286  $   14,712  $   16.710   $   17.412
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       137,732     486,848     555,533     697,978     722,396      770,358
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT OTC &
EMERGING GROWTH -
CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    4.098  $    2.189  $    1.460  $    1.950   $    2.082
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    4.098  $    2.189  $    1.460  $    1.950  $    2.082   $    2.210
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     1,454,821   1,750,234   1,682,272   1,612,736   1,731,937    1,451,003
 Period
------------------------------------------------------------------------------------------------

                                 60 PROSPECTUS

PUTNAM VT RESEARCH -
CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   10.323  $    8.244  $    6.310  $    7.782   $    8.237
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $   10.323  $    8.244  $    6.310  $    7.782  $    8.237   $    8.511
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       678,431   1,124,934   1,216,893   1,194,269   1,117,325      952,149
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP
VALUE - CLASS IB
SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   11.995  $   13.942  $   11.212  $   16,511   $   20.506
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $   11.995  $   13.942  $   11.212  $   16,511  $   20.506   $   21.598
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       250,516     787,960     687,034     731,306     686,360      568,301
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT UTILITIES
GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   11.900  $    9.095  $    6.794  $    8.345   $    9.985
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $   11.900  $    9.095  $    6.794  $    8.345  $    9.985   $   10.668
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       383,145     580,901     514,765     488,811     451,239      444,251
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT VISTA -
CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    8.498  $    5.560  $    3.796  $    4.975   $    5.806
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    8.498  $    5.560  $    3.796  $    4.975  $    5.806   $    6.408
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     1,483,252   1,929,970   1,588,580   1,726,281   1,668,702    1,492,902
 Period
------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER -
CLASS IB SUB-ACCOUNT
------------------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    8.020  $    6.123  $    4.426  $    5.440   $    5.623
 Period
------------------------------------------------------------------------------------------------
 Accumulation Unit      $    8.020  $    6.123  $    4.426  $    5.440  $    5.623   $    5.848
 Value, End of Period
------------------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     4,514,031   5,778,357   5,858,475   5,993,492   5,581,389    4,911,051
 Period
------------------------------------------------------------------------------------------------





                                 59  PROSPECTUS

                                 60  PROSPECTUS

For the Years Beginning January 1* and Ending December 31,                2006
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.317
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   12.511
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            647,923
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    8.688
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    9.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            224,938
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   16.256
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   18.430
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             71,725
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    5.003
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    5.468
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            333,296
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   13.345
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   13.958
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            576,338
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   13.732
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   16.059
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            279,925
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.814
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   14.112
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            895,342
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   10.184
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   11.310
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            303,822
-------------------------------------------------------------------------------

                                 61 PROSPECTUS

PUTNAM VT GLOBAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    5.703
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    6.915
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            833,304
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.301
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   14.031
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          2,632,559
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    4.320
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    4.614
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            559,611
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   10.179
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   10.296
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            485,326
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.243
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   13.316
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            530,796
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.554
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   12.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          1,028,972
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    8.876
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   11.156
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          1,660,738
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   12.515
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   15.669
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            520,225
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    5.742
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    7.127
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            697,583
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    7.073
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    7.930
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          1,737,238
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   16.052
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   18.176
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            157,909
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   10.412
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   10.696
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            293,663
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    4.895
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    5.229
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          2,373,574
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   17.412
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   19.878
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            725,512
-------------------------------------------------------------------------------

                                 62 PROSPECTUS

PUTNAM VT OTC & EMERGING GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    2.210
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    2.445
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          1,266,923
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    8.511
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    9.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            824,800
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   21.598
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   24.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            520,014
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $   10.668
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $   13.336
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            415,055
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    6.408
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    6.649
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          1,308,937
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       $    5.848
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                             $    6.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          4,003,304
-------------------------------------------------------------------------------



* The PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PLUS Contracts on February 4, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.




                                 63  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGES 66-75)
--------------------------------------------------------------------------------


For the Years Beginning January
1* and Ending December 31,
                                  ---------------------------------------------
SUB-ACCOUNTS                         2001     2002     2003     2004      2005
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $11.361  $12.108  $12.038   $12.099
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $11.361  $12.108  $12.038  $12.099   $12.006
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       1,000    7,267    4,383    1,991     3,057
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 7.695  $ 5.850  $ 7.147   $ 8.026
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 7.695  $ 5.850  $ 7.147  $ 8.026   $ 8.476
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      29,837    6,984    5,430    4,055     3,640
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,             N/A      N/A  $10.000  $12.858   $14.869
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      N/A      N/A  $12.858  $14.869   $16.037
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         N/A      N/A        0        0        74
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 4.954  $ 3.415  $ 4.414   $ 4.649
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 4.954  $ 3.415  $ 4.414  $ 4.649   $ 4.881
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       2,847    6,238    6,484    4,114     4,160
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 9.897  $10.261  $12.060   $12.893
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 9.897  $10.261  $12.060  $12.893   $13.008
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       2,190    5,785    5,649    5,248     5,079
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,             N/A      N/A  $10.000  $11.980   $13.114
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      N/A      N/A  $11.980  $13.114   $13.547
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         N/A      N/A        0      948       945
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND
OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $11.312  $10.106  $11.579   $12.267
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $11.312  $10.106  $11.579  $12.267   $12.490
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      25,504   12,385    5,120    6,112     5,281
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 8.839  $ 7.435  $ 8.873   $ 9.478
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 8.839  $ 7.435  $ 8.873  $ 9.478   $ 9.927
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0        0      144    2,803     2,795
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 4.879  $ 3.707  $ 4.690   $ 5.219
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 4.879  $ 3.707  $ 4.690  $ 5.219   $ 5.559
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      26,829   29,903   30,543   27,624    26,230
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $10.817  $ 8.579  $10.699   $11.638
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $10.817  $ 8.579  $10.699  $11.638   $11.990
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      33,928   23,859   24,421   19,375    13,630
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 4.987  $ 3.442  $ 4.147   $ 4.131
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 4.987  $ 3.442  $ 4.147  $ 4.131   $ 4.211
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      11,236   16,141   11,244    6,141    17,343
 End of Period
-------------------------------------------------------------------------------

                                 64 PROSPECTUS

PUTNAM VT HEALTH SCIENCES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 9.445  $ 7.365  $ 8.537   $ 8.953
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 9.445  $ 7.365  $ 8.537  $ 8.953   $ 9.922
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       5,376    2,459    2,869    2,861     3,387
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 9.074  $ 8.819  $10.925   $11.823
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 9.074  $ 8.819  $10.925  $11.823   $11.934
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       8,335    5,699    5,169    4,087     4,617
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $11.060  $11.682  $11.943   $12.210
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $11.060  $11.682  $11.943  $12.210   $12.237
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       1,497    5,618    7,561    7,272     7,253
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 6.827  $ 5.503  $ 6.924   $ 7.876
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 6.827  $ 5.503  $ 6.924  $ 7.876   $ 8.652
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         935    2,063    2,060    2,057     3,394
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 8.093  $ 6.832  $ 9.220   $10.920
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 8.093  $ 6.832  $ 9.220  $10.920   $12.199
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      19,643   13,070    9,349    6,715     3,244
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 3.947  $ 3.337  $ 4.352   $ 4.829
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 3.947  $ 3.337  $ 4.352  $ 4.829   $ 5.597
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       2,124    2,209    2,241   14,158    14,340
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 6.327  $ 4.715  $ 5.869   $ 6.472
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 6.327  $ 4.715  $ 5.869  $ 6.472   $ 6.895
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      14,715   17,515   18,263   19,996    21,683
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,             N/A      N/A  $10.000  $12.727   $14.385
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      N/A      N/A  $12.727  $14.385   $15.836
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         N/A      N/A        0      895     1,220
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $10.525  $10.427  $10.259   $10.110
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $10.525  $10.427  $10.259  $10.110   $10.149
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      22,255   21,547   33,118   20,017     2,441
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 4.652  $ 3.164  $ 4.103   $ 4.430
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 4.652  $ 3.164  $ 4.103  $ 4.430   $ 4.772
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      32,398   21,354   18,721   29,185    27,124
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $13.519  $11.170  $14.487   $16.371
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $13.519  $11.170  $14.487  $16.371   $16.973
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      38,407   27,193   20,072   15,505    13,178
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 2.178  $ 1.445  $ 1.920   $ 2.040
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 2.178  $ 1.445  $ 1.920  $ 2.040   $ 2.154
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       5,178    1,021    1,041    1,872     1,056
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 8.201  $ 6.246  $ 7.663   $ 8.069
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 8.201  $ 6.246  $ 7.663  $ 8.069   $ 8.296
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      20,720   17,979   18,167   17,505    17,879
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $13.870  $11.097  $16.258   $20.090
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $13.870  $11.097  $16.258  $20.090   $21.052
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      25,198   14,705    9,043    8,529     4,686
 End of Period
-------------------------------------------------------------------------------

                                 65 PROSPECTUS

PUTNAM VT UTILITIES GROWTH AND
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 9.048  $ 6.724  $ 8.217   $ 9.782
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 9.048  $ 6.724  $ 8.217  $ 9.782   $10.399
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       1,764    2,586    2,952    1,480     5,705
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 5.531  $ 3.757  $ 4.899   $ 5.688
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 5.531  $ 3.757  $ 4.899  $ 5.688   $ 6.246
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      30,162   27,098   21,307   11,128     5,787
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 6.091  $ 4.381  $ 5.357   $ 5.509
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 6.091  $ 4.381  $ 5.357  $ 5.509   $ 5.700
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      33,735   29,530   28,706   25,383    24,966
 End of Period
-------------------------------------------------------------------------------





                                 64  PROSPECTUS

                                 65  PROSPECTUS

For the Years Beginning January 1* and Ending December 31,                2006
                                                                      ---------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.006
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.133
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,001
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 8.476
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.322
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,468
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $16.037
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $18.090
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 4.881
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 5.308
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,098
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.008
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.537
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,963
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.547
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.762
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                942
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.490
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.686
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,882
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.927
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.969
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,787
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 5.559
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 6.706
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             26,195
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.990
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.607
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,271
-------------------------------------------------------------------------------

                                 66 PROSPECTUS

PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 4.211
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 4.475
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,463
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.992
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.985
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,547
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.934
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.914
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,452
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.237
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.522
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7.235
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 8.652
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.819
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,510
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.199
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.196
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3.090
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 5.597
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 6.911
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,902
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 6.895
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 7.691
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             20,020
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $15.836
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $17.840
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,212
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.149
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.373
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,442
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 4.772
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 5.072
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             24,988
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $16.973
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $19.278
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,282
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 2.154
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 2.371
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,061
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 8.296
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.042
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,113
-------------------------------------------------------------------------------

                                 67 PROSPECTUS

PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $21.052
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $24.176
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,315
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.399
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.933
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,587
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 6.246
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 6.448
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,634
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 5.700
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 5.884
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             23,085
-------------------------------------------------------------------------------


* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10%.


                                 68  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years
Beginning January 1*
and Ending December
31,
                        ----------------------------------------------------------------
SUB-ACCOUNTS                2000        2001        2002      2003      2004       2005
----------------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $   10.751  $   11.266  $ 12.062  $ 12.048   $ 12.164
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $ 10.751  $   11.266  $   12.062  $ 12.048  $ 12.164   $ 12.126
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       9,946   1,593,598   2,523,864   110,651    77,019     36,145
 Period
----------------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS
IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    9.122  $    7.723  $  5.898  $  7.239   $  8.167
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  9.122  $    7.723  $    5.898  $  7.239  $  8.167   $  8.665
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           0      26,897      68,181    22,644    22,292     20,215
 Period
----------------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         N/A         N/A         N/A  $ 10.000  $ 12.898   $ 14.983
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit           N/A         N/A         N/A  $ 12.898  $ 14.983   $ 16.234
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         N/A         N/A         N/A       410       840      7,138
 Period
----------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY
GROWTH - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    7.305  $    4.972  $  3.444  $  4.471   $  4.730
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  7.305  $    4.972  $    3.444  $  4.471  $  4.730   $  4.989
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      12,811      36,498     111,026    72,616    52,620     32,602
 Period
----------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    9.922  $   10.100  $ 10.520  $ 12.421   $ 13.340
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  9.922  $   10.100  $   10.520  $ 12.421  $ 13.340   $ 13.521
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      18,129      74,847     109,144   108,587    97,271     77,708
 Period
----------------------------------------------------------------------------------------
PUTNAM VT EQUITY
INCOME - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         N/A         N/A         N/A  $ 10.000  $ 12.016   $ 13.215
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit           N/A         N/A         N/A  $ 12.016  $ 13.215   $ 13.713
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         N/A         N/A         N/A    14,077    20,641     29,268
 Period
----------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE
PUTNAM FUND OF BOSTON
- CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $   10.884  $   10.752  $  9.650  $ 11.108   $ 11.822
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $ 10.884  $   10.752  $    9.650  $ 11.108  $ 11.822   $ 12.092
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      18,917     280,246     302,504   230,382   224,523    219,701
 Period
----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    9.709  $    8.735  $  7.515  $  9.009   $  9.668
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  9.709  $    8.735  $    7.515  $  9.009  $  9.668   $ 10.172
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       4,292      34,542      41,697    18,449    19,576     30,086
 Period
----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL
EQUITY - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    7.469  $    5.158  $  3.937  $  5.004   $  5.595
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  7.469  $    5.158  $    3.937  $  5.004  $  5.595   $  5.986
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      34,014     134,233     123,987   106,781   106,315     93,126
 Period
----------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND
INCOME - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $   10.845  $    9.983  $  7.954  $  9.965   $ 10.890
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $ 10.845  $    9.983  $    7.954  $  9.965  $ 10.890   $ 11.271
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     151,615     472,297     714,666   621,051   507,582    417,486
 Period
----------------------------------------------------------------------------------------
PUTNAM VT GROWTH
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    7.365  $    4.918  $  3.410  $  4.128   $  4.130
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  7.365  $    4.918  $    3.410  $  4.128  $  4.130   $  4.229
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      44,791      85,724     131,338   144,221    82,783     52,636
 Period
----------------------------------------------------------------------------------------

                                 69 PROSPECTUS

PUTNAM VT HEALTH
SCIENCES - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $   12.219  $    9.643  $  7.554  $  8.796   $  9.267
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $ 12.219  $    9.643  $    7.554  $  8.796  $  9.267   $ 10.318
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      22,245      84,095      92,807    70,819    59,204     53,437
 Period
----------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    9.154  $    9.331  $  9.111  $ 11.339   $ 12.327
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  9.154  $    9.331  $    9.111  $ 11.339  $ 12.327   $ 12.500
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      12,348     159,522     193,769    75,897    81,232     56,162
 Period
----------------------------------------------------------------------------------------
PUTNAM VT INCOME -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $   10.615  $   11.201  $ 11.885  $ 12.206   $ 12.536
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $ 10.615  $   11.201  $   11.885  $ 12.206  $ 12.536   $ 12.621
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      19,748     113,696     236,548   154,983   143,613     96,727
 Period
----------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    9.163  $    7.154  $  5.792  $  7.322   $  8.368
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  9.163  $    7.154  $    5.792  $  7.322  $  8.368   $  9.234
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      80,312     354,251     386,523   202,442   177,097    170,985
 Period
----------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    9.987  $    7.778  $  6.596  $  8.943   $ 10.641
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  9.987  $    7.778  $    6.596  $  8.943  $ 10.641   $ 11.941
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       6,119      24,248      40,488    34,275    63,619     54,829
 Period
----------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    6.630  $    4.650  $  3.950  $  5.175   $  5.769
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  6.630  $    4.650  $    3.950  $  5.175  $  5.769   $  6.716
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      24,185      36,690      46,180    39,709    33,076     32,010
 Period
----------------------------------------------------------------------------------------
PUTNAM VT INVESTORS -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    8.355  $    6.181  $  4.627  $  5.786   $  6.410
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  8.355  $    6.181  $    4.627  $  5.786  $  6.410   $  6.860
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      96,425     227,701     386,343   242,788   193,398    173,705
 Period
----------------------------------------------------------------------------------------
PUTNAM VT MID CAP
VALUE - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of         N/A         N/A         N/A  $ 10.000  $ 12.767   $ 14.495
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit           N/A         N/A         N/A  $ 12.767  $ 14.495   $ 16.030
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of         N/A         N/A         N/A     2,829     9,092     15,072
 Period
----------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
- CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $   10.292  $   10.503  $ 10.452  $ 10.332   $ 10.228
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $ 10.292  $   10.503  $   10.452  $ 10.332  $ 10.228   $ 10.314
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      46,596     306,142     130,887   112,014    72,385     29,397
 Period
----------------------------------------------------------------------------------------
PUTNAM VT NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    7.152  $    4.914  $  3.358  $  4.374   $  4.745
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  7.152  $    4.914  $    3.358  $  4.374  $  4.745   $  5.134
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     144,160     482,149     469,211   510,283   288,975    207,448
 Period
----------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $   11.986  $   12.179  $ 10.109  $ 13.171   $ 14.952
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $ 11.986  $   12.179  $   10.109  $ 13.171  $ 14.952   $ 15.573
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       1,963     135,268     247,974   174,988   137,853    120,366
 Period
----------------------------------------------------------------------------------------
PUTNAM VT OTC &
EMERGING GROWTH -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    6.124  $    3.270  $  2.180  $  2.910   $  3.106
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  6.124  $    3.270  $    2.180  $  2.910  $  3.106   $  3.295
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      38,575     137,129     178,712   126,145    91,125     59,735
 Period
----------------------------------------------------------------------------------------
PUTNAM VT RESEARCH -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    9.581  $    7.647  $  5.851  $  7.212   $  7.629
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  9.581  $    7.647  $    5.851  $  7.212  $  7.629   $  7.879
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      42,347     258,051     209,966   140,148   110,890     89,508
 Period
----------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP
VALUE - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $   11.544  $   13.411  $ 10.780  $ 15.866   $ 19.695
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $ 11.544  $   13.411  $   10.780  $ 15.866  $ 19.695   $ 20.733
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      10,702     275,088     202,475   157,449   118,419    103,477
 Period
----------------------------------------------------------------------------------------

                                 70 PROSPECTUS

PUTNAM VT UTILITIES
GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $   11.208  $    8.562  $  6.392  $  7.848   $  9.385
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $ 11.208  $    8.562  $    6.392  $  7.848  $  9.385   $ 10.023
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      37,805      97,321      81,197    76.075    81,504     67,488
 Period
----------------------------------------------------------------------------------------
PUTNAM VT VISTA -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    8.460  $    5.532  $  3.776  $  4.945   $  5.769
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  8.460  $    5.532  $    3.776  $  4.945  $  5.769   $  6.363
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     121,993     199,434     252,355   353,492   310,050    283,334
 Period
----------------------------------------------------------------------------------------
PUTNAM VT VOYAGER -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 10.000  $    8.220  $    6.272  $  4.532  $  5.567   $  5.751
 Period
----------------------------------------------------------------------------------------
 Accumulation Unit      $  8.220  $    6.272  $    4.532  $  5.567  $  5.751   $  5.978
 Value, End of Period
----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     199,778     569,455     699,737   688,542   472,797    379,493
 Period
----------------------------------------------------------------------------------------





                                 69  PROSPECTUS

                                 70  PROSPECTUS

For the Years Beginning January 1* and Ending December 31,                2006
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.126
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.310
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             33,850
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  8.665
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  9.572
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,666
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 16.234
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 18.396
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,711
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  4.989
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  5.541
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             20,827
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 13.521
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 14.135
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             76,777
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 13.713
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 16.029
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             32,015
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.092
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.311
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            185,431
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.172
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 11.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             45,972
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  5.986
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  7.254
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             84,666
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.271
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.849
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            353,739
-------------------------------------------------------------------------------

                                 71 PROSPECTUS

PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  4.229
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  4.515
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             59,495
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.318
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 10.431
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             43,984
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.500
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.588
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             42,628
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.621
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.975
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             83,121
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  9.234
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 11.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            143,339
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 11.941
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 14.942
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             50,397
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  6.176
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  8.331
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             26,994
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  6.860
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  7.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            137,779
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 16.030
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 18.142
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             23,121
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.314
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 10.590
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             31,404
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  5.134
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  5.481
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            155,676
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 15.573
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 17.769
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             93,684
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  3.295
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  3.643
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             51,277
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  7.879
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  8.626
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             63,000
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 20.733
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 23.918
-------------------------------------------------------------------------------
                                 72 PROSPECTUS

 Number of Units Outstanding, End of Period                             71,156
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.023
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.522
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             54,382
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  6.363
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  6.600
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            253,959
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  5.978
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  6.199
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            337,223
-------------------------------------------------------------------------------



* The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS on April 28, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accountts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.






                                 73  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGES 66-75)
--------------------------------------------------------------------------------


For the Years Beginning January
1* and Ending December 31,
                                  ---------------------------------------------
SUB-ACCOUNTS                         2001     2002     2003     2004      2005
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $11.210  $11.942  $11.867   $11.921
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $11.210  $11.942  $11.867  $11.921   $11.823
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       1,322    1,498      402      586       774
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 8.067  $ 5.843  $ 7.135   $ 8.008
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 8.067  $ 5.843  $ 7.135  $ 8.008   $ 8.454
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0      111      170      170       169
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,             N/A      N/A  $10.000  $12.854   $14.857
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      N/A      N/A  $12.854  $14.857   $16.015
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         N/A      N/A        0        0         0
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 5.150  $ 3.412  $ 4.407   $ 4.638
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 5.150  $ 3.412  $ 4.407  $ 4.638   $ 4.868
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0        0      913      880       846
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $10.050  $10.415  $12.234   $13.073
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $10.050  $10.415  $12.234  $13.073   $13.183
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         655    1,426    1,223      121       233
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,             N/A      N/A  $10.000  $11.976   $13.103
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      N/A      N/A  $11.976  $13.103   $13.528
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         N/A      N/A        0    3,536     3,536
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND
OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $10.699  $ 9.554  $10.941   $11.585
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $10.699  $ 9.554  $10.941  $11.585   $11.790
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         465    6,368    8,218    4,764     4,764
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 8.850  $ 7.440  $ 8.874   $ 9.474
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 8.850  $ 7.440  $ 8.874  $ 9.474   $ 9.918
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0    3,025    4.500    8,731     8,731
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 5.133  $ 3.898  $ 4.929   $ 5.483
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 5.133  $ 3.898  $ 4.929  $ 5.483     5.836
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       8,348   12,489   12,151    3,641     3,397
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 9.934  $ 7.875  $ 9.815   $10.672
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 9.934  $ 7.875  $ 9.815  $10.672   $10.989
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       2,339   13,077   34,706   36,658    33,245
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 5.127  $ 3.376  $ 4.065   $ 4.047
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 5.127  $ 3.376  $ 4.065  $ 4.047   $ 4.123
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0        0    2,200    4,992     6,463
 End of Period
-------------------------------------------------------------------------------

                                 74 PROSPECTUS

PUTNAM VT HEALTH SCIENCES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 9.595  $ 7.479  $ 8.664   $ 9.081
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 9.595  $ 7.479  $ 8.664  $ 9.081   $10.060
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       3,802    7,791    6,723    6,509     6,310
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 9.380  $ 9.020  $11.168   $12.080
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 9.380  $ 9.020  $11.168  $12.080   $12.187
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0        0    1,643    1,328     1,184
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $11.145  $11.766  $12.022   $12.285
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $11.145  $11.766  $12.022  $12.285   $12.306
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,      10,878   34,033   42,198   33,550    17,655
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 7.118  $ 5.734  $ 7.212   $ 8.200
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 7.118  $ 5.734  $ 7.212  $ 8.200   $ 9.003
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         952   10,845   36,502   34,380    26,919
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 8.256  $ 6.530  $ 8.808   $10.428
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 8.256  $ 6.530  $ 8.808  $10.428   $11.643
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0      198      961    2,037     2,245
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 4.797  $ 3.910  $ 5.097   $ 5.653
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 4.797  $ 3.910  $ 5.097  $ 5.653   $ 6.548
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0      237    1,289       14        13
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 6.499  $ 4.581  $ 5.699   $ 6.282
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 6.499  $ 4.581  $ 5.699  $ 6.282   $ 6.688
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0    8,732    7,671    7,451     1,048
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,             N/A      N/A  $10.000  $12.723   $14.373
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of      N/A      N/A  $12.723  $14.373   $15.814
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         N/A      N/A    1,106    2,287     2,093
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $10.446  $10.348  $10.177   $10.023
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $10.446  $10.348  $10.177  $10.023   $10.057
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0        0    1,078    1,078     1,078
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 7.817  $ 5.315  $ 6.887   $ 7.434
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 7.817  $ 5.315  $ 6.887  $ 7.434   $ 8.002
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         478      586      172      171       171
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $12.119  $10.008  $12.973   $14.653
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $12.119  $10.008  $12.973  $14.653   $15.183
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       2,687    3,804    4,038    3,737     3,723
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 3.378  $ 2.158  $ 2,866   $ 3.044
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 3.378  $ 2.158  $ 2.866  $ 3.044   $ 3.212
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0        0        0        0         0
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 7.609  $ 5.792  $ 7.103   $ 7.476
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 7.609  $ 5.792  $ 7.103  $ 7.476   $ 7.682
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       3,139   13,752   17,488   15,293     7,625
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $13.345  $10.672  $15.627   $19.300
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $13.345  $10.672  $15.627  $19.300   $20.215
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         369    2,393    4,089    5,053     4,974
 End of Period
-------------------------------------------------------------------------------

                                 75 PROSPECTUS

PUTNAM VT UTILITIES GROWTH AND
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 8.520  $ 6.328  $ 7.730   $ 9.197
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 8.520  $ 6.328  $ 7.730  $ 9.197   $ 9.772
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       5,623    6,739    5,915    1,723     1,981
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 5.640  $ 3.738  $ 4.871   $ 5.653
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 5.640  $ 3.738  $ 4.871  $ 5.653   $ 6.204
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,           0      336   13,413   12,809    13,268
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         $10.000  $ 6.241  $ 4.486  $ 5.483   $ 5.636
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of  $ 6.241  $ 4.486  $ 5.483  $ 5.636   $ 5.829
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       6,803   12,811   54,172   44,413    44,032
 End of Period
-------------------------------------------------------------------------------





                                 74  PROSPECTUS

                                 75  PROSPECTUS

For the Years Beginning January 1* and Ending December 31,                2006
                                                                      ---------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.823
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.942
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                776
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 8.454
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                182
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $16.015
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $18.056
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 4.868
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 5.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                814
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.183
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.712
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                235
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.528
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $15.733
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,768
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.790
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,233
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.918
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.953
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,731
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 5.836
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 7.037
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,182
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.989
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.464
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             14,505
-------------------------------------------------------------------------------

                                 76 PROSPECTUS

PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 4.123
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 4.380
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,438
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.060
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.119
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,937
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.187
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.181
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,046
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.306
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.586
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,809
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.003
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.252
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,372
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.643
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.495
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,241
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 6.548
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 8.082
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 13
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 6.688
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 7.457
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,048
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $15.814
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $17.807
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                745
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.057
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.273
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,427
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 8.002
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 8.501
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                185
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $15.183
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $17.237
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,643
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 3.212
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 3.533
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 7.682
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 8.368
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,599
-------------------------------------------------------------------------------

                                 77 PROSPECTUS

PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $20.215
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $23.202
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,730
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.772
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.148
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,448
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 6.204
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 6.402
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,242
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 5.828
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 6.014
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             15,459
-------------------------------------------------------------------------------



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income
- Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contract as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15%.






                                 78  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)

                                                                                                    Income Benefit Amount

                                                                                                 -------Purchase--------------------
                                                                                                     Payment Value                Ro
                                                                                                                                  Va
                                                            Beginning                Contract    ------------------------  Maximum
                                            Type of         Contract   Transaction  Value After  Advisor and             AnniversaAd
                Date                       Occurrence         Value      Amount     Occurrence    Preferred      Plus       Value
                                                                                                                                 Pre
------------------------------------------------------------------------------------------------------------------------------------
               1/1/04                                        $55,000           _      $55,000      $50,000     $52,000     $55,000$5
                                      Contract Anniversary
------------------------------------------------------------------------------------------------------------------------------------
               7/1/04                  Partial Withdrawal    $60,000     $15,000      $45,000      $37,500     $39,000     $41,250$4
------------------------------------------------------------------------------------------------------------------------------------




The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                               Advisor and Preferred    Plus
-------------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                          (a)                $15,000          $15,000
-------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                             (b)                $60,000          $60,000
-------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal             (c)                $50,000          $52,000
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                         [(a)/(b)]*(c)           $12,500          $13,000
-------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                               $37,500          $39,000
-------------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                          (a)                $15,000          $15,000
-------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                             (b)                $60,000          $60,000
-------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal             (c)                $55,000          $55,000
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                         [(a)/(b)]*(c)           $13,750          $13,750
-------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                               $41,250          $41,250
-------------------------------------------------------------------------------------------------------------------------------

                                 79 PROSPECTUS

5 % ROLL-UP VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                          (a)                $15,000          $15,000
-------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                             (b)                $60,000          $60,000
-------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal             (c)                $53,796          $55,948
(assumes half years worth of interest on $52,500 and $54,600, respectively)
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                         [(a)/(b)]*(c)           $13,449          $13,987
-------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                               $40,347          $41,961
-------------------------------------------------------------------------------------------------------------------------------


* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.


                                 80  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary ProtectionValue by the same proportion as the withdrawal reduces the Contract Value.


------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Beginning                        Co
                                                                               Type of           Contract             Transaction  V
                                   Date                                      Occurrence            Value                Amount     A
---------------------------------------------------------------------------------------------------------------------------------Occ

                                    1/1/06                                    Contract    $                55,000      $
                                                                             Anniversary
------------------------------------------------------------------------------------------------------------------------------------
                                    7/1/06                                     Partial    $                60,000  $   $
                                                                             Withdrawal
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               DEATH BENEFIT AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   E
                                                                                     Purchase Payment                 Maximum     Be
                                                                                          Value                 Anniversary ValuProt

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Advisor
                                                                                      and
                                   Date                                            Preferred          Plus                         P
------------------------------------------------------------------------------------------------------------------------------------
                                    1/1/06                                   $               50,000  $52,000$                $
------------------------------------------------------------------------------------------------------------------------------------
                                    7/1/06                                   $               35,000  $37,000$                $
------------------------------------------------------------------------------------------------------------------------------------




                                                                             Advisor and Preferred       Plus
-------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                           $15,000             $15,000
-------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial                          $50,000             $52,000
Withdrawal
-------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                              $35,000             $37,000
-------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)              $15,000             $15,000
-------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)              $60,000             $60,000
-------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial         (c)              $55,000             $55,000
Withdrawal
-------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                         [(a)/(b)]*(c)         $13,750             $13,750
-------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                              $41,250             $41,250
-------------------------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)              $15,000             $15,000
-------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)              $60,000             $60,000
-------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial
Withdrawal (assumes half years worth of interest on $52,500        (c)              $53,796             $55,948
and $54,600, respectively)
-------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                         [(a)/(b)]*(c)         $13,449             $13,987
-------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                              $40,347             $41,961
-------------------------------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 81  PROSPECTUS

APPENDIX E                                                    CALCULATION OF
EARNINGS PROTECTION DEATH BENEFIT OPTION*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.


EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS
Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

                                                                                  Advisor,
                                                                                   Advisor
                                                                                    Plus
                                                                                  & Advisor
                                                                                  Preferred
                                                                                -------------
       (A)         Contract Value:                                               $125,000.00
       (B)         Total Purchase Payments:                                      $100,000.00
                   Total Excess-of-Earnings
       (C)         Withdrawals:                                                  $      0.00
       (D)         In-Force Premium:                                             $100,000.00
       (E)         In-Force Earnings:                       (E) = (A) - (D)      $ 25,000.00
       (F)         Cap:                                   (F) = 100 % * (D)      $100,000.00
                   EARNINGS PROTECTION DEATH                (G) = MIN [40
       (G)         BENEFIT**:                               % * (E); (F)]        $ 10,000.00


* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).


                                 82  PROSPECTUS

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS
Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

                             (1)                               Contract Value:                                           $105,000.00
                             (2)                               TotalPurchasePayments:                                    $100,000.00
                             (3)                               PriorExcess-of-EarningsWithdrawals:                        $      0.0
                             (4)                               In-ForcePremium:                                           $100,000.0
                             (5)                               In-ForceEarnings:                     (5 ) = (1) - (4)     $  5,000.0
                             (6)                               WithdrawalAmount:                                          $ 10,000.0
                                                               Excess-of-EarningsWithdrawal:        (7) = (6) -(5) and
                             (7)                                                                    cannot be negative    $  5,000.0
                             (8)                               TotalExcess-of-EarningsWithdrawals:   (8 ) = (3) + (7)     $  5,000.0


The calculation of the Earnings Protection Death Benefit is:

                           (A)                              Contract Value:                                           $114,000.00
                                                            In-Force Premium (before
                           (B)                              withdrawal):                                             $  100,000.00
                                                            Total Excess-of-Earnings
                           (C)                              Withdrawals:                                             $    5,000.00
                                                            In-Force Premium (after
                           (D)                              withdrawal):                       (D) = (B) - (C)       $   95,000.00
                           (E)                              In-Force Earnings:                 (E) = (A) - (D)       $   19,000.00
                           (F)                              Cap:                               (F) = 100% * (D)      $   95,000.00
                                                            EARNINGS PROTECTION DEATH       (G) = MIN [40% * (E);
                           (G)                              BENEFIT**:                               (F)]            $    7,600.00


* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).


                                 83  PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

                             (1)                               Contract Value:                                         $130,000.00
                                                               Contract Value on Rider
                             (2)                               Date:                                                 $     110,000.0
                                                               Prior Excess-of-Earnings
                             (3)                               Withdrawals:                                          $           0.0
                             (4)                               In-Force Premium:                                     $     110,000.0
                             (5)                               In-Force Earnings:               (5) = (1) - (4)      $      20,000.0
                             (6)                               Withdrawal Amount:                                    $      50,000.0

                                                               Excess-of-Earnings             (7) = (6) - (5) and
                             (7)                               Withdrawal:                     cannot be negative    $      30,000.0
                                                               Total Excess-of-Earnings
                             (8)                               Withdrawals:                     (8) = (3) + (7)      $      30,000.0


The calculation of the Earnings Protection Death Benefit is:

                           (A)                              Contract Value:                                            $140,000.00
                                                            In-Force Premium (before
                                                            withdrawal and purchase
                           (B)                              payment):                                                  $ 110,000.00
                                                            Total Excess-of-Earnings
                           (C)                              Withdrawals:                                               $  30,000.00
                           (D)                              Additional Purchase Payment:                               $  40,000.00
                                                            In-Force Premium (after
                                                            withdrawal and purchase
                           (E)                              payment):                         (E) = (B) - (C) + (D)    $ 120,000.00
                           (F)                              In-Force Earnings:                   (F) = (A) - (E)       $  20,000.00
                           (G)                              Cap:                                 (G) = 50% * (E)       $  60,000.00
                                                            EARNINGS PROTECTION DEATH         (H) = MIN [25% * (F);
                           (H)                              BENEFIT**:                                 (G)]            $   5,000.00


* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).


                                 84  PROSPECTUS

EXAMPLE 4: SPOUSAL CONTINUATION:
This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

                           (A)                              Contract Value:                                          $150,000.00
                                                            In-Force Premium (before
                                                            withdrawal and purchase
                           (B)                              payment):                                              $     100,000.00
                                                            Total Excess-of-Earnings
                           (C)                              Withdrawals:                                           $           0.00
                           (D)                              Additional Purchase Payment:                           $           0.00
                                                            In-Force Premium (after
                                                            withdrawal and purchase
                           (E)                              payment):                                              $     100,000.00
                           (F)                              In-Force Earnings:               (F) = (A) - (E)       $      50,000.00
                           (G)                              Cap:                             (G) = 100% * (E)      $     100,000.00
                                                            EARNINGS PROTECTION DEATH     (H) = MIN [40% * (F);
                           (H)                              BENEFIT**:                             (G)]            $      20,000.00


* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).



The calculation of the Continued Contract Value is:

                       (1)                         Premium invested (for the purposes of calculating the Death Benefit):
                       (2)                         Contract Value:
                       (3)                         Maximum Anniversary Value:
                                                                                                                          (4) = MAX
                                                                                                                          [(1); (2);
                       (4)                         Death Benefit (excluding Earnings Protection Death Benefit):              (3)]
                                                                                                                           (H) from
                       (5)                         Earnings Protection Death Benefit:                                       above
                                                                                                                          (6) = (4)
                       (6)                         Continuing Contract Value:                                               + (5)


Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.


                                 85  PROSPECTUS

              THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

            Statement of Additional Information dated  May 1, 2007

Allstate Life Insurance Company
P.O. Box 80469
Lincoln, NE 68501-0469
1-800-203-0068


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

-  Allstate Advisor
-  Allstate Advisor Plus
-  Allstate Advisor Preferred

Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2007 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS




Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS



We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS


The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2006 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2005 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2004 was $0. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

o Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

o Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

o Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity Contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

NAME OF FIRM:

A.G. Edwards and Sons, Inc. AIG Financial Advisors American General Securities, Inc.
Associated Investment Services, Inc.
Bank Insurance & Securities
Bancnorth Investment Group, Inc.
Citicorp Investment Services
Comerica Securities
Compass Brokerage, Inc.
CUNA Brokerage Services. Inc.
Cuso Financial Services, Inc.
FSC Securities Corporation
First Merit Securities, Inc.
Independent Financial Marketing Group, Inc.
Merrill Lynch
National City Investments, Inc.
National Planning Corporation
PNC Investments LLC
Primevest Financial Services, Inc.
Putnam
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sentra Securities
Smith Barney
Stifel, Nicolaus & Company, Inc.
UBS Financial Services, Inc.
Union Bank of California (UBOC)
US Bancorp Investments Inc.
UVEST Financial Services Group, Inc.
Webster Investment Services, Inc.
Wescom Financial



CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.



GENERAL MATTERS


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 and related consolidated financial statement schedules, and

o the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts as of December 31, 2006 and for each of the periods in the two years then ended.

The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.




                                   APPENDIX A

                            ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts. Accumulation Unit Values and number of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered. All of the Variable Sub-Accounts were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2003 the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contract on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004 are not shown.

Separate Accumulation Unit Values are shown for Contracts containing the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option to reflect the additional 0.15% mortality and expense risk charge for each of these options applicable to Contract Owners who added these options prior to May 1, 2003, and to reflect the additional 0.20% mortality and expense risk charge for the MAV Death Benefit Option and additional 0.30% mortality and expense risk charge for the Enhanced Beneficiary Protection Option applicable to Contract Owners who added these options on or after May 1, 2003.



Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003)


For the Years Beginning January 1* and Ending December 31,              2002        2003          2004       2005       2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --            --         --    $10.000
Accumulation Unit Value, End of Period                                    --          --            --         --    $10.280
Number of Units Outstanding, End of Period                                --          --            --         --     19,230
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --            --         --    $10.000
Accumulation Unit Value, End of Period                                    --          --            --         --    $10.472
Number of Units Outstanding, End of Period                                --          --            --         --          0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --            --         --    $10.000
Accumulation Unit Value, End of Period                                    --          --            --         --    $10.502
Number of Units Outstanding, End of Period                                --          --            --         --          0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --            --         --    $10.000
Accumulation Unit Value, End of Period                                    --          --            --         --    $10.511
Number of Units Outstanding, End of Period                                --          --            --         --          0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --            --         --    $10.000
Accumulation Unit Value, End of Period                                    --          --            --         --    $10.363
Number of Units Outstanding, End of Period                                --          --            --         --          0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --            --         --    $10.000
Accumulation Unit Value, End of Period                                    --          --            --         --     $9.756
Number of Units Outstanding, End of Period                                --          --            --         --        599
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --            --         --    $10.000
Accumulation Unit Value, End of Period                                    --          --            --         --    $10.835
Number of Units Outstanding, End of Period                                --          --            --         --      1,987
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --            --         --    $10.000
Accumulation Unit Value, End of Period                                    --          --            --         --     $9.889
Number of Units Outstanding, End of Period                                --          --            --         --      6,338
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.857       $13.450    $14.664    $14.961
Accumulation Unit Value, End of Period                               $10.857     $13.450       $14.664    $14.961    $17.217
Number of Units Outstanding, End of Period                             6,396     218,778       226,749    205,203    187,959
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $11.252    $11.268
Accumulation Unit Value, End of Period                                    --          --       $11.252    $11.268    $13.132
Number of Units Outstanding, End of Period                                --          --         9,715     47,322     60,918
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $10.529    $10.488
Accumulation Unit Value, End of Period                                    --          --       $10.529    $10.488    $11.464
Number of Units Outstanding, End of Period                                --          --           333     38,526     51,573
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         $10.000     $11.541       $15.612    $17.153    $17.716
Accumulation Unit Value, End of Period                               $11.541     $15.612       $17.153    $17.716    $18.979
Number of Units Outstanding, End of Period                             9,528      59,595        59,182     52,203     47,432
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $11.231       $12.742    $17.838    $19.124
Accumulation Unit Value, End of Period                               $11.231     $12.742       $17.838    $19.124    $22.050
Number of Units Outstanding, End of Period                            33,922     193,787       137,664    137,902    128,630
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $10.263    $10.359
Accumulation Unit Value, End of Period                                    --          --       $10.263    $10.359    $10.620
Number of Units Outstanding, End of Period                                --          --         3,500      9,710     15,155
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                              --          --            --         --    $10.000
Accumulation Unit Value, End of Period                                    --          --            --         --    $11.030
Number of Units Outstanding, End of Period                                --          --            --         --      5,290
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.330       $12.742    $14.145    $15.413
Accumulation Unit Value, End of Period                               $10.330     $12.742       $14.145    $15.413    $17.984
Number of Units Outstanding, End of Period                            22,849     193,787       192,757    181,982    177,982
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $11.239       $16.948    $20.832    $26.164
Accumulation Unit Value, End of Period                               $11.239     $16.948       $20.832    $26.164    $33.032
Number of Units Outstanding, End of Period                             5,597      28,783        26,311     29,622     30,534
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.481       $13.658    $15.955    $17.325
Accumulation Unit Value, End of Period                               $10.481     $13.658       $15.955    $17.325    $20.739
Number of Units Outstanding, End of Period                             4,560      64,641        63,690     89,851     93,134
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         $10.000     $10.727       $12.945    $14.638    $13.984
Accumulation Unit Value, End of Period                               $10.727     $12.945       $14.638    $13.984    $15.543
Number of Units Outstanding, End of Period                             8,660      70,971        61,491     59,235     52,908
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $10.916    $11.507
Accumulation Unit Value, End of Period                                    --          --       $10.916    $11.507    $13.002
Number of Units Outstanding, End of Period                                --          --         5,584     18,712     24,518
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $10.367    $10.351
Accumulation Unit Value, End of Period                                    --          --       $10.367    $10.351    $11.154
Number of Units Outstanding, End of Period                                --          --           441     18,148     24,990
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $10.900    $11.093
Accumulation Unit Value, End of Period                                    --          --       $10.900    $11.093    $12.822
Number of Units Outstanding, End of Period                                --          --         9,989     57,667     56,257
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $11.148    $11.496
Accumulation Unit Value, End of Period                                    --          --       $11.148    $11.496    $12.226
Number of Units Outstanding, End of Period                                --          --          2037      12476     17,077
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $11.131    $11.874
Accumulation Unit Value, End of Period                                    --          --       $11.131    $11.874    $13.135
Number of Units Outstanding, End of Period                                --          --         11073      57529     53,543
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.702       $13.152    $14.232    $14.543
Accumulation Unit Value, End of Period                                $10.70      $13.15        $14.23     $14.54    $15.890
Number of Units Outstanding, End of Period                              8581       95690         99028      90250     79,103
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $10.114    $10.201
Accumulation Unit Value, End of Period                                    --          --       $10.114    $10.201    $10.551
Number of Units Outstanding, End of Period                                --          --             0      5,682     16,401
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                              --     $10.000       $12.310    $12.936    $13.370
Accumulation Unit Value, End of Period                                    --     $12.310       $12.936    $13.370    $14.190
Number of Units Outstanding, End of Period                                --       4,928        28,748     56,712     57,849
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.154       $14.297    $16.751    $18.832
Accumulation Unit Value, End of Period                               $10.154     $14.297       $16.751    $18.832    $21.785
Number of Units Outstanding, End of Period                             2,307      63,270        63,708     70,885     62,201
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.667       $13.015    $13.948    $14.023
Accumulation Unit Value, End of Period                               $10.667     $13.015       $13.948    $14.023    $15.097
Number of Units Outstanding, End of Period                             1,353      55,246        62,908     73,695     60,935
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.183       $12.689    $13.650    $14.227
Accumulation Unit Value, End of Period                               $10.183     $12.689       $13.350    $14.227    $16.092
Number of Units Outstanding, End of Period                            33,999     290,811       291,723    279,256    264,079
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.359       $14.728    $17.300    $18.708
Accumulation Unit Value, End of Period                               $10.359     $14.728       $17.300    $18.708    $21.142
Number of Units Outstanding, End of Period                            15,591     100,727       101,524    102,132     90,630
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.066       $12.445    $14.649    $16.169
Accumulation Unit Value, End of Period                               $10.066     $12.445       $14.649    $16.169    $16.367
Number of Units Outstanding, End of Period                              2371       45716         46386      44486     39,594
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.557       $12.190    $13.028    $13.159
Accumulation Unit Value, End of Period                               $10.557     $12.190       $13.028    $13.159    $13.908
Number of Units Outstanding, End of Period                            37,912     258,333       323,680    331,528    276,953
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.393       $12.487    $13.428    $14.158
Accumulation Unit Value, End of Period                               $10.393     $12.487       $13.428    $14.158    $15.749
Number of Units Outstanding, End of Period                                20      29,098        28,825     27,131     30,608
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.804       $13.564    $14.854    $15.406
Accumulation Unit Value, End of Period                               $10.804     $13.564       $14.854    $15.406    $17.601
Number of Units Outstanding, End of Period                            58,580     349,642       349,565    305,101    279,669
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         $10.000      $9.729       $11.352    $11.986    $13.373
Accumulation Unit Value, End of Period                                $9.729     $11.352       $11.986    $13.373    $13.549
Number of Units Outstanding, End of Period                            10,354      71,720        69,613     63,743     55,151
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.747       $13.403    $14.603    $14.839
Accumulation Unit Value, End of Period                               $10.747     $13.403       $14.603    $14.839    $16.165
Number of Units Outstanding, End of Period                             3,668      55,204        69,149     58,776     47,985
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.190       $10.488    $10.795    $10.891
Accumulation Unit Value, End of Period                               $10.190     $10.488       $10.795    $10.891    $11.220
Number of Units Outstanding, End of Period                            51,179     327,218       316,203    328,808    318,100
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.610       $13.440    $15.392    $17.022
Accumulation Unit Value, End of Period                               $10.610     $13.440       $15.392    $17.022    $21.428
Number of Units Outstanding, End of Period                            38,278     154,338       148,448    146,280    141,449
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.413       $13.048    $14.486    $15.535
Accumulation Unit Value, End of Period                               $10.413     $13.048       $14.486    $15.535    $17.446
Number of Units Outstanding, End of Period                             4,934      43,199        39,328     41,108     37,393
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000      $9.990        $9.896     $9.818     $9.922
Accumulation Unit Value, End of Period                                $9.990      $9.896        $9.818     $9.922    $10.209
Number of Units Outstanding, End of Period                               738      42,710        57,779     48,887    108,562
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         $10.000     $10.384       $13.555    $14.737    $15.978
Accumulation Unit Value, End of Period                               $10.384     $13.555       $14.737    $15.978    $17.097
Number of Units Outstanding, End of Period                             6,937      61,351        61,896     57,306     51,570
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $11.210       $14.637    $16.652    $17.380
Accumulation Unit Value, End of Period                               $11.210     $14.637       $16.652    $17.380    $19.874
Number of Units Outstanding, End of Period                             4,624      43,139        48,563     61,948     56,783
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         $10.000     $10.648       $13.152    $13.943    $14.432
Accumulation Unit Value, End of Period                               $10.648     $13.152       $13.943    $14.432    $15.834
Number of Units Outstanding, End of Period                             5,434      56,028        58,326     55,826     48,454
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.520       $12.136    $12.943    $13.267
Accumulation Unit Value, End of Period                               $10.520     $12.136       $12.943    $13.267    $14.636
Number of Units Outstanding, End of Period                            20,020     250,269       237,712    232,345    213,811
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         $10.000     $11.476       $14.119    $16.921    $18.108
Accumulation Unit Value, End of Period                               $11.476     $14.119       $16.921    $18.108    $22.673
Number of Units Outstanding, End of Period                               317       8,787         8,888      8,155      5,151
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.378       $13.621    $15.923    $17.601
Accumulation Unit Value, End of Period                               $10.378     $13.621       $15.923    $17.601    $18.294
Number of Units Outstanding, End of Period                            32,009     114,773       110,506     97,896     91,588
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.114       $12.452    $12.890    $13.429
Accumulation Unit Value, End of Period                               $10.114     $12.452       $12.890    $13.429    $13.955
Number of Units Outstanding, End of Period                            81,280     510,758       492,964    447,056    388,246
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $11.141    $12.202
Accumulation Unit Value, End of Period                                    --          --       $11.141    $12.202    $12.618
Number of Units Outstanding, End of Period                                --          --        28,502     24,316     21,265
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $11.355    $11.652
Accumulation Unit Value, End of Period                                    --          --       $11.355    $11.652    $13.327
Number of Units Outstanding, End of Period                                --          --        10,486     33,416     38,961
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000     $10.659       $13.413    $15.086    $16.315
Accumulation Unit Value, End of Period                               $10.659     $13.413       $15.086    $16.315    $18.649
Number of Units Outstanding, End of Period                            17,847     142,747       166,319    163,094    131,863
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                              --     $10.000       $10.000     $9.910    $10.005
Accumulation Unit Value, End of Period                                    --     $10.000        $9.910    $10.005    $10.272
Number of Units Outstanding, End of Period                                --           0        30,518     32,307     25,526
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         $10.000      $9.415       $11.789    $12.407    $13.162
Accumulation Unit Value, End of Period                                $9.415     $11.789       $12.407    $13.162    $13.314
Number of Units Outstanding, End of Period                             2,119      40,700        47,227     47,273     38,613
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         $10.000     $11.065       $13.934    $15.118    $16.709
Accumulation Unit Value, End of Period                               $11.065     $13.934       $15.118    $16.709    $18.248
Number of Units Outstanding, End of Period                                 0       4,060         5,029      6,350      6,759
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $10.978    $11.619
Accumulation Unit Value, End of Period                                    --          --       $10.978    $11.619    $12.892
Number of Units Outstanding, End of Period                                --          --         9,199     36,099     37,391
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $10.774    $12.288
Accumulation Unit Value, End of Period                                    --          --       $10.774    $12.288    $12.609
Number of Units Outstanding, End of Period                                --          --        23,992     21,752     20,933
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $10.749    $12.234
Accumulation Unit Value, End of Period                                    --          --       $10.749    $12.234    $12.518
Number of Units Outstanding, End of Period                                --          --             0          0          0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                              --     $10.000       $10.000    $11.114    $12.267
Accumulation Unit Value, End of Period                                    --     $10.000       $11.114    $12.267    $14.691
Number of Units Outstanding, End of Period                                --           0         9,473     21,695     31,152
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                              --          --            --         --    $10.000
Accumulation Unit Value, End of Period                                    --          --            --         --     $9.843
Number of Units Outstanding, End of Period                                --          --            --         --      4,277
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                              --     $10.000       $13.607    $15.953    $17.749
Accumulation Unit Value, End of Period                                    --     $13.607       $15.953    $17.749    $19.565
Number of Units Outstanding, End of Period                                --         272         4,080      2,984      2,350
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $11.318    $12.529
Accumulation Unit Value, End of Period                                    --          --       $11.318    $12.529    $14.905
Number of Units Outstanding, End of Period                                --          --        54,172     50,464     48,100
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                              --          --       $10.000    $11.311    $12.503
Accumulation Unit Value, End of Period                                    --          --       $11.311    $12.503    $14.865
Number of Units Outstanding, End of Period                                --          --             0      2,922      3,619
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         $10.000     $10.706       $14.574    $19.545    $22.492
Accumulation Unit Value, End of Period                               $10.706     $14.574       $19.545    $22.492    $30.519
Number of Units Outstanding, End of Period                             3,487      54,677        59,117     64,224     56,368

* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death
Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.19%.



(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With MAV Death Benefit Option added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,               2002          2003       2004         2005       2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --         --           --    $10.000
Accumulation Unit Value, End of Period                                     --            --         --           --    $10.277
Number of Units Outstanding, End of Period                                 --            --         --           --    155,450
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --         --           --    $10.000
Accumulation Unit Value, End of Period                                     --            --         --           --    $10.469
Number of Units Outstanding, End of Period                                 --            --         --           --     62,415
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --         --           --    $10.000
Accumulation Unit Value, End of Period                                     --            --         --           --    $10.498
Number of Units Outstanding, End of Period                                 --            --         --           --     15,093
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --         --           --    $10.000
Accumulation Unit Value, End of Period                                     --            --         --           --    $10.507
Number of Units Outstanding, End of Period                                 --            --         --           --     10,675
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --         --           --    $10.000
Accumulation Unit Value, End of Period                                     --            --         --           --    $10.359
Number of Units Outstanding, End of Period                                 --            --         --           --          0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --         --           --    $10.000
Accumulation Unit Value, End of Period                                     --            --         --           --     $9.753
Number of Units Outstanding, End of Period                                 --            --         --           --          0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --         --           --    $10.000
Accumulation Unit Value, End of Period                                     --            --         --           --    $10.831
Number of Units Outstanding, End of Period                                 --            --         --           --      4,632
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --         --           --    $10.000
Accumulation Unit Value, End of Period                                     --            --         --           --     $9.885
Number of Units Outstanding, End of Period                                 --            --         --           --     96,654
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.730    $13.450      $14.650    $14.941
Accumulation Unit Value, End of Period                                     --       $13.450    $14.650      $14.941    $17.185
Number of Units Outstanding, End of Period                                 --       326,845    656,096      718,178    679,373
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $11.250    $11.259
Accumulation Unit Value, End of Period                                     --            --    $11.250      $11.259    $13.114
Number of Units Outstanding, End of Period                                 --            --    141,993      549,759    790,113
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $10.530    $10.481
Accumulation Unit Value, End of Period                                     --            --    $10.530      $10.481    $11.451
Number of Units Outstanding, End of Period                                 --            --     30,721      260,431    540,937
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                               --       $11.860    $15.610      $17.140    $17.692
Accumulation Unit Value, End of Period                                     --       $15.610    $17.140      $17.692    $18.944
Number of Units Outstanding, End of Period                                 --             0          0            0          0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $11.070    $14.620      $17.820    $19.098
Accumulation Unit Value, End of Period                                     --       $14.620    $17.820      $19.098    $22.009
Number of Units Outstanding, End of Period                                 --       181,724    282,418      355,474    368,636
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $10.260    $10.350
Accumulation Unit Value, End of Period                                     --            --    $10.260      $10.350    $10.606
Number of Units Outstanding, End of Period                                 --            --    100,215      168,566    179,585
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                               --            --         --           --    $10.000
Accumulation Unit Value, End of Period                                     --            --         --           --    $11.026
Number of Units Outstanding, End of Period                                 --            --         --           --     68,613
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.630    $12.740      $14.130    $15.392
Accumulation Unit Value, End of Period                                     --       $12.740    $14.130      $15.392    $17.951
Number of Units Outstanding, End of Period                                 --       239,413    544,884      726,480    782,211
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $11.710    $16.940      $20.810    $26.129
Accumulation Unit Value, End of Period                                     --       $16.940    $20.810      $26.129    $32.971
Number of Units Outstanding, End of Period                                 --        30,297     93,983      122,769    132,770
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.410    $13.650      $15.940    $17.302
Accumulation Unit Value, End of Period                                     --       $13.650    $15.940      $17.302    $20.700
Number of Units Outstanding, End of Period                                 --       105,675    215,746      375,969    520,160
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                               --       $11.620    $12.940      $14.630    $13.965
Accumulation Unit Value, End of Period                                     --       $12.940    $14.630      $13.965    $15.515
Number of Units Outstanding, End of Period                                 --             0          0            0          0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $10.920    $11.500
Accumulation Unit Value, End of Period                                     --            --    $10.920      $11.500    $12.988
Number of Units Outstanding, End of Period                                 --            --     13,929       40,496     60,068
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $10.370    $10.345
Accumulation Unit Value, End of Period                                     --            --    $10.370      $10.345    $11.142
Number of Units Outstanding, End of Period                                 --            --     34,322      190,094    248,733
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $10.900    $11.086
Accumulation Unit Value, End of Period                                     --            --    $10.900      $11.086    $12.807
Number of Units Outstanding, End of Period                                 --            --     23,413      242,034    349,193
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $11.150    $11.489
Accumulation Unit Value, End of Period                                     --            --    $11.150      $11.489    $12.212
Number of Units Outstanding, End of Period                                 --            --       7452        43588    102,245
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $11.130    $11.866
Accumulation Unit Value, End of Period                                     --            --    $11.130      $11.866    $13.120
Number of Units Outstanding, End of Period                                 --            --     112678       572473    545,736
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $11.140    $13.150      $14.220    $14.523
Accumulation Unit Value, End of Period                                     --        $13.15     $14.22      $14.523    $15.861
Number of Units Outstanding, End of Period                                 --        195842     345674       360428    335,465
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $10.110    $10.195
Accumulation Unit Value, End of Period                                     --            --    $10.110      $10.195    $10.539
Number of Units Outstanding, End of Period                                 --            --      1,545       47,013    268,172
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.000    $12.310      $12.930    $13.352
Accumulation Unit Value, End of Period                                     --       $12.310    $12.930      $13.352    $14.164
Number of Units Outstanding, End of Period                                 --       196,052    421,102      618,210    655,675
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.110    $14.290      $16.740    $18.807
Accumulation Unit Value, End of Period                                     --       $14.290    $16.740      $18.807    $21.744
Number of Units Outstanding, End of Period                                 --       109,784    267,275      361,417    304,944
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $11.760    $13.010      $13.940    $14.004
Accumulation Unit Value, End of Period                                     --       $13.010    $13.940      $14.004    $15.069
Number of Units Outstanding, End of Period                                 --        93,554    281,494      355,128    339,923
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.490    $12.690      $13.640    $14.208
Accumulation Unit Value, End of Period                                     --       $12.690    $13.640      $14.208    $16.062
Number of Units Outstanding, End of Period                                 --       260,303    512,164      736,676    849,127
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.740    $14.720      $17.290    $18.683
Accumulation Unit Value, End of Period                                     --       $14.720    $17.290      $18.683    $21.103
Number of Units Outstanding, End of Period                                 --       121,223    245,743      319,046    331,698
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.370    $12.440      $14.640    $16.147
Accumulation Unit Value, End of Period                                     --       $12.440    $14.640      $16.147    $16.337
Number of Units Outstanding, End of Period                                 --         59607     111928       148444    148,484
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $11.280    $12.190      $13.020    $13.141
Accumulation Unit Value, End of Period                                     --       $12.190    $13.020      $13.141    $13.883
Number of Units Outstanding, End of Period                                 --       261,879    728,194    1,040,325  1,113,243
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.780    $12.480      $13.420    $14.139
Accumulation Unit Value, End of Period                                     --       $12.480    $13.420      $14.139    $15.720
Number of Units Outstanding, End of Period                                 --        54,544    124,834      184,848    221,430
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $11.020    $13.560      $14.840    $15.385
Accumulation Unit Value, End of Period                                     --       $13.560    $14.840      $15.385    $17.568
Number of Units Outstanding, End of Period                                 --       291,061    508,215      594,995    569,626
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                               --       $10.260    $11.350      $11.980    $13.355
Accumulation Unit Value, End of Period                                     --       $11.350    $11.980      $13.355    $13.524
Number of Units Outstanding, End of Period                                 --        63,349     99,332       89,421     83,698
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $11.900    $13.400      $14.590    $14.819
Accumulation Unit Value, End of Period                                     --       $13.400    $14.590      $14.819    $16.135
Number of Units Outstanding, End of Period                                 --       159,805    289,180      348,073    348,424
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.380    $10.480      $10.790    $10.877
Accumulation Unit Value, End of Period                                     --       $10.480    $10.790      $10.877    $11.199
Number of Units Outstanding, End of Period                                 --       365,218    709,376      906,632  1,048,782
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.600    $13.440      $15.380    $16.999
Accumulation Unit Value, End of Period                                     --       $13.440    $15.380      $16.999    $21.388
Number of Units Outstanding, End of Period                                 --       102,076    174,138      219,229    290,940
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.720    $13.040      $14.470    $15.514
Accumulation Unit Value, End of Period                                     --       $13.040    $14.470      $15.514    $17.413
Number of Units Outstanding, End of Period                                 --        43,273     84,458      160,116    189,439
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                               --        $9.960     $9.890       $9.810     $9.908
Accumulation Unit Value, End of Period                                     --        $9.890     $9.810       $9.908    $10.190
Number of Units Outstanding, End of Period                                 --        58,698    363,661      669,891  1,629,893
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                               --       $11.010    $13.550      $14.720    $15.957
Accumulation Unit Value, End of Period                                     --       $13.550    $14.720      $15.957    $17.065
Number of Units Outstanding, End of Period                                 --        73,282    118,402      115,453     95,382
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $11.350    $14.630      $16.640    $17.357
Accumulation Unit Value, End of Period                                     --       $14.630    $16.640      $17.357    $19.837
Number of Units Outstanding, End of Period                                 --       122,815    258,629      394,088    434,742
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                               --       $10.870    $13.150      $13.930    $14.412
Accumulation Unit Value, End of Period                                     --       $13.150    $13.930      $14.412    $15.804
Number of Units Outstanding, End of Period                                 --       120,162    172,426      153,738    122,290
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.710    $12.130      $12.930    $13.249
Accumulation Unit Value, End of Period                                     --       $12.130    $12.930      $13.249    $14.608
Number of Units Outstanding, End of Period                                 --       287,147    483,092      605,472    575,460
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                               --       $11.680    $14.110      $16.910    $18.084
Accumulation Unit Value, End of Period                                     --       $14.110    $16.910      $18.084    $22.631
Number of Units Outstanding, End of Period                                 --        20,101     53,691       46,341     38,691
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.830    $13.620      $15.910    $17.577
Accumulation Unit Value, End of Period                                     --       $13.620    $15.910      $17.577    $18.260
Number of Units Outstanding, End of Period                                 --       124,143    174,219      179,238    164,139
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.610    $12.450      $12.880    $13.410
Accumulation Unit Value, End of Period                                     --       $12.450    $12.880      $13.410    $13.929
Number of Units Outstanding, End of Period                                 --       499,375    784,732      849,910    730,748
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $11.140    $12.191
Accumulation Unit Value, End of Period                                     --            --    $11.140      $12.191    $12.601
Number of Units Outstanding, End of Period                                 --            --    108,505      105,165     93,947
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $11.350    $11.642
Accumulation Unit Value, End of Period                                     --            --    $11.350      $11.642    $13.309
Number of Units Outstanding, End of Period                                 --            --    134,587      366,483    400,016
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.810    $13.410      $15.070    $16.293
Accumulation Unit Value, End of Period                                     --       $13.410    $15.070      $16.293    $18.614
Number of Units Outstanding, End of Period                                 --       216,906    484,719      586,279    592,906
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                               --       $10.000    $10.000       $9.910     $9.995
Accumulation Unit Value, End of Period                                     --       $10.000     $9.910       $9.995    $10.257
Number of Units Outstanding, End of Period                                 --             0    210,116      287,555    345,070
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                               --        $9.960    $11.790      $12.400    $13.145
Accumulation Unit Value, End of Period                                     --       $11.790    $12.400      $13.145    $13.289
Number of Units Outstanding, End of Period                                 --        63,623    153,609      171,971    169,686
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                               --       $12.320    $13.930      $15.110    $16.686
Accumulation Unit Value, End of Period                                     --       $13.930    $15.110      $16.686    $18.214
Number of Units Outstanding, End of Period                                 --        25,012                 126,402    132,203
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $10.970    $11.609
Accumulation Unit Value, End of Period                                     --            --    $10.970      $11.609    $12.875
Number of Units Outstanding, End of Period                                 --            --    153,373      590,229    479,409
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $10.770    $12.278
Accumulation Unit Value, End of Period                                     --            --    $10.770      $12.278    $12.592
Number of Units Outstanding, End of Period                                 --            --    265,903      239,727    227,515
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $10.750    $12.224
Accumulation Unit Value, End of Period                                     --            --    $10.750      $12.224    $12.501
Number of Units Outstanding, End of Period                                 --            --    193,656      167,867    114,779
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                               --       $10.000    $10.000      $11.110    $12.254
Accumulation Unit Value, End of Period                                     --       $10.000    $11.110      $12.254    $14.669
Number of Units Outstanding, End of Period                                 --             0     56,545      190,435    182,320
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                               --            --         --           --    $10.000
Accumulation Unit Value, End of Period                                     --            --         --           --     $9.840
Number of Units Outstanding, End of Period                                 --            --         --           --     92,813
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                               --       $10.000    $13.600      $15.940    $17.725
Accumulation Unit Value, End of Period                                     --       $13.600    $15.940      $17.725    $19.529
Number of Units Outstanding, End of Period                                 --        38,530     54,821       55,592     49,608
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $11.310    $12.518
Accumulation Unit Value, End of Period                                     --            --    $11.310      $12.518    $14.885
Number of Units Outstanding, End of Period                                 --            --    218,270      197,400    170,769
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                               --            --    $10.000      $11.310    $12.493
Accumulation Unit Value, End of Period                                     --            --    $11.310      $12.493    $14.845
Number of Units Outstanding, End of Period                                 --            --     74,696      108,498    153,545
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                               --       $11.410    $14.570      $19.530    $22.461
Accumulation Unit Value, End of Period                                     --       $14.570    $19.530      $22.461    $30.463
Number of Units Outstanding, End of Period                                 --        53,977    204,157      282,159    273,365


* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death
Benefit Option at 0.20% under the contracts on May 1, 2003, except for the Van
Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,          2002   2003     2004       2005   2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --       --         --$10.000
Accumulation Unit Value, End of Period                                --     --       --         --$10.273
Number of Units Outstanding, End of Period                            --     --       --         --    658
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --       --         --$10.000
Accumulation Unit Value, End of Period                                --     --       --         --$10.465
Number of Units Outstanding, End of Period                            --     --       --         --      0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --       --         --$10.000
Accumulation Unit Value, End of Period                                --     --       --         --$10.495
Number of Units Outstanding, End of Period                            --     --       --         --      0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --       --         --$10.000
Accumulation Unit Value, End of Period                                --     --       --         --$10.504
Number of Units Outstanding, End of Period                            --     --       --         --      0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --       --         --$10.000
Accumulation Unit Value, End of Period                                --     --       --         --$10.356
Number of Units Outstanding, End of Period                            --     --       --         --      0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --       --         --$10.000
Accumulation Unit Value, End of Period                                --     --       --         -- $9.749
Number of Units Outstanding, End of Period                            --     --       --         --      0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --       --         --$10.000
Accumulation Unit Value, End of Period                                --     --       --         --$10.828
Number of Units Outstanding, End of Period                            --     --       --         --    480
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --       --         --$10.000
Accumulation Unit Value, End of Period                                --     --       --         -- $9.882
Number of Units Outstanding, End of Period                            --     --       --         --      0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.855  $13.434    $14.631$14.912
Accumulation Unit Value, End of Period                           $10.855$13.434  $14.631    $14.912$17.144
Number of Units Outstanding, End of Period                         9,631 52,956   79,842     79,853 74,247
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $11.244$11.249
Accumulation Unit Value, End of Period                                --     --  $11.244    $11.249$13.097
Number of Units Outstanding, End of Period                            --     --      276      9,315 45,428
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $10.527$10.475
Accumulation Unit Value, End of Period                                --     --  $10.527    $10.475$11.438
Number of Units Outstanding, End of Period                            --     --        0      6,282  8,942
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000$11.539  $15.593    $17.114$17.658
Accumulation Unit Value, End of Period                           $11.539$15.593  $17.114    $17.658$18.899
Number of Units Outstanding, End of Period                           800  5,676    6,433      1,475    929
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$11.229  $14.608    $17.798$19.062
Accumulation Unit Value, End of Period                           $11.229$14.608  $17.798    $19.062$21.956
Number of Units Outstanding, End of Period                         1,847  5,214    7,116     10,024  9,083
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $10.256$10.342
Accumulation Unit Value, End of Period                                --     --  $10.256    $10.342$10.592
Number of Units Outstanding, End of Period                            --     --      961        591  4,940
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                          --     --       --         --$10.000
Accumulation Unit Value, End of Period                                --     --       --         --$11.022
Number of Units Outstanding, End of Period                            --     --       --         --      0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.328  $12.726    $14.113$15.363
Accumulation Unit Value, End of Period                           $10.328$12.726  $14.113    $15.363$17.907
Number of Units Outstanding, End of Period                         6,537 37,806   47,936     48,579 58,575
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$11.237  $16.927    $20.785$26.079
Accumulation Unit Value, End of Period                           $11.237$16.927  $20.785    $26.079$32.892
Number of Units Outstanding, End of Period                           612  1,177    1,785      5,830  5,506
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.479  $13.641    $15.920$17.269
Accumulation Unit Value, End of Period                           $10.479$13.641  $15.920    $17.269$20.650
Number of Units Outstanding, End of Period                             0 10,350   13,044     17,609 20,397
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000$10.725  $12.929    $14.606$13.939
Accumulation Unit Value, End of Period                           $10.725$12.929  $14.606    $13.939$15.477
Number of Units Outstanding, End of Period                             0    891        0          0      0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $10.913$11.493
Accumulation Unit Value, End of Period                                --     --  $10.913    $11.493$12.973
Number of Units Outstanding, End of Period                            --     --        0          0      0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $10.364$10.338
Accumulation Unit Value, End of Period                                --     --  $10.364    $10.338$11.129
Number of Units Outstanding, End of Period                            --     --        0      3,223 10,586
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $10.897$11.079
Accumulation Unit Value, End of Period                                --     --  $10.897    $11.079$12.793
Number of Units Outstanding, End of Period                            --     --        0          0  2,944
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $11.146$11.482
Accumulation Unit Value, End of Period                                --     --  $11.146    $11.482$12.198
Number of Units Outstanding, End of Period                            --     --      440        649  1,666
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $11.129$11.859
Accumulation Unit Value, End of Period                                --     --  $11.129    $11.859$13.105
Number of Units Outstanding, End of Period                            --     --        0       5238  5,568
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.700  $13.136    $14.200$14.496
Accumulation Unit Value, End of Period                           $10.700$13.136  $14.200    $14.496$15.823
Number of Units Outstanding, End of Period                             0   3899    14986      13349 10,601
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $10.111$10.188
Accumulation Unit Value, End of Period                                --     --  $10.111    $10.188$10.527
Number of Units Outstanding, End of Period                            --     --        0          0  4,458
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                          --$10.000  $12.302    $12.914$13.334
Accumulation Unit Value, End of Period                                --$12.302  $12.914    $13.334$14.137
Number of Units Outstanding, End of Period                            --  2,450    4,234      8,494 11,566
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.151  $14.279    $16.714$18.771
Accumulation Unit Value, End of Period                           $10.151$14.279  $16.714    $18.771$21.692
Number of Units Outstanding, End of Period                             0    450    1,736      1,695 12,944
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.665  $12.999    $13.916$13.977
Accumulation Unit Value, End of Period                           $10.665$12.999  $13.916    $13.977$15.032
Number of Units Outstanding, End of Period                           321 18,046   31,291     12,449  9,300
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.180  $12.674    $13.620$14.181
Accumulation Unit Value, End of Period                           $10.180$12.674  $13.620    $14.181$16.023
Number of Units Outstanding, End of Period                        20,922 90,423  100,604     92,343 89,524
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.357  $14.710    $17.261$18.647
Accumulation Unit Value, End of Period                           $10.357$14.710  $17.261    $18.647$21.052
Number of Units Outstanding, End of Period                         1,587 10,550   12,276     12,089 11,075
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.064  $12.429    $14.616$16.116
Accumulation Unit Value, End of Period                           $10.064$12.429  $14.616    $16.116$16.297
Number of Units Outstanding, End of Period                             0   4007     5076       8095  8,470
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.555  $12.175    $12.999$13.116
Accumulation Unit Value, End of Period                           $10.555$12.175  $12.999    $13.116$13.849
Number of Units Outstanding, End of Period                           217  5,896   15,187     31,479 29,965
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.391  $12.472    $13.398$14.112
Accumulation Unit Value, End of Period                           $10.391$12.472  $13.398    $14.112$15.682
Number of Units Outstanding, End of Period                             0    246    1,045      1,323  2,066
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.801  $13.547    $14.821$15.356
Accumulation Unit Value, End of Period                           $10.801$13.547  $14.821    $15.356$17.526
Number of Units Outstanding, End of Period                         2,682 26,735   29,684     29,518 26,996
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000 $9.727  $11.338    $11.959$13.329
Accumulation Unit Value, End of Period                            $9.727$11.338  $11.959    $13.329$13.491
Number of Units Outstanding, End of Period                             0  6,041    8,551      7,398  7,118
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.744  $13.387    $14.570$14.790
Accumulation Unit Value, End of Period                           $10.744$13.387  $14.570    $14.790$16.096
Number of Units Outstanding, End of Period                        15,030 57,594   58,743     45,661 46,662
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.188  $10.475    $10.771$10.856
Accumulation Unit Value, End of Period                           $10.188$10.475  $10.771    $10.856$11.172
Number of Units Outstanding, End of Period                           225  3,493    9,380     10,262 12,682
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.608  $13.424    $15.358$16.966
Accumulation Unit Value, End of Period                           $10.608$13.424  $15.358    $16.966$21.337
Number of Units Outstanding, End of Period                         1,419  5,542    5,954      6,079  7,161
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.411  $13.032    $14.454$15.485
Accumulation Unit Value, End of Period                           $10.411$13.032  $14.454    $15.485$17.371
Number of Units Outstanding, End of Period                           121  6,819    7,819      1,875  2,703
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000 $9.988   $9.884     $9.796 $9.889
Accumulation Unit Value, End of Period                            $9.988 $9.884   $9.796     $9.889$10.165
Number of Units Outstanding, End of Period                             0  3,137   10,713     10,926 12,927
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000$10.382  $13.538    $14.704$15.926
Accumulation Unit Value, End of Period                           $10.382$13.538  $14.704    $15.926$17.024
Number of Units Outstanding, End of Period                             0  2,182    2,655      2,661  2,719
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$11.208  $14.619    $16.615$17.324
Accumulation Unit Value, End of Period                           $11.208$14.619  $16.615    $17.324$19.789
Number of Units Outstanding, End of Period                             0  4,751    6,016      5,162  4,231
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000$10.646  $13.136    $13.912$14.385
Accumulation Unit Value, End of Period                           $10.646$13.136  $13.912    $14.385$15.766
Number of Units Outstanding, End of Period                             0    948      983      1,018    481
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.518  $12.121    $12.914$13.224
Accumulation Unit Value, End of Period                           $10.518$12.121  $12.914    $13.224$14.573
Number of Units Outstanding, End of Period                             0  7,510   12,269     12,256 12,695
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000$11.474  $14.101    $16.883$18.050
Accumulation Unit Value, End of Period                           $11.474$14.101  $16.883    $18.050$22.577
Number of Units Outstanding, End of Period                             0  1,991    2,669      2,767  2,513
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.376  $13.604    $15.887$17.543
Accumulation Unit Value, End of Period                           $10.376$13.604  $15.887    $17.543$18.216
Number of Units Outstanding, End of Period                         1,547  8,190    8,953      3,556  3,636
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.112  $12.437    $12.862$13.385
Accumulation Unit Value, End of Period                           $10.112$12.437  $12.862    $13.385$13.896
Number of Units Outstanding, End of Period                         2,867 18,993   27,826     30,797 30,504
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $11.134$12.181
Accumulation Unit Value, End of Period                                --     --  $11.134    $12.181$12.584
Number of Units Outstanding, End of Period                            --     --    2,449      2,459  1,940
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $11.347$11.632
Accumulation Unit Value, End of Period                                --     --  $11.347    $11.632$13.291
Number of Units Outstanding, End of Period                            --     --    1,366     11,591 11,223
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000$10.656  $13.397    $15.052$16.262
Accumulation Unit Value, End of Period                           $10.656$13.397  $15.052    $16.262$18.570
Number of Units Outstanding, End of Period                             0  4,067   20,985     18,358 39,956
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --$10.000  $10.000     $9.900 $9.985
Accumulation Unit Value, End of Period                                --$10.000   $9.900     $9.985$10.241
Number of Units Outstanding, End of Period                            --      0   11,304      3,779  7,775
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000 $9.413  $11.774    $12.379$13.120
Accumulation Unit Value, End of Period                            $9.413$11.774  $12.379    $13.120$13.257
Number of Units Outstanding, End of Period                             0    577    2,972      2,539  3,866
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000$11.063  $13.917    $15.084$16.654
Accumulation Unit Value, End of Period                           $11.063$13.917  $15.084    $16.654$18.170
Number of Units Outstanding, End of Period                             0  2,391    4,621      1,479  1,419
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $10.971$11.599
Accumulation Unit Value, End of Period                                --     --  $10.971    $11.599$12.858
Number of Units Outstanding, End of Period                            --     --    1,413      5,564  7,903
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $10.767$12.267
Accumulation Unit Value, End of Period                                --     --  $10.767    $12.267$12.575
Number of Units Outstanding, End of Period                            --     --    3,995      3,813  4,009
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $10.742$12.214
Accumulation Unit Value, End of Period                                --     --  $10.742    $12.214$12.485
Number of Units Outstanding, End of Period                            --     --        0        278    293
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --$10.000  $10.000    $11.103$12.242
Accumulation Unit Value, End of Period                                --$10.000  $11.103    $12.242$14.647
Number of Units Outstanding, End of Period                            --      0       13     20,388 21,884
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                          --     --       --         --$10.000
Accumulation Unit Value, End of Period                                --     --       --         -- $9.836
Number of Units Outstanding, End of Period                            --     --       --         --  1,610
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --$10.000  $13.598    $15.926$17.701
Accumulation Unit Value, End of Period                                --$13.598  $15.926    $17.701$19.492
Number of Units Outstanding, End of Period                            --    128    1,894      1,009  1,082
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $11.310$12.507
Accumulation Unit Value, End of Period                                --     --  $11.310    $12.507$14.864
Number of Units Outstanding, End of Period                            --     --    9,724      9,309  8,543
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --     --  $10.000    $11.304$12.482
Accumulation Unit Value, End of Period                                --     --  $11.304    $12.482$14.825
Number of Units Outstanding, End of Period                            --     --    1,364      1,486  2,119
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000$10.704  $14.556    $19.501$22.419
Accumulation Unit Value, End of Period                           $10.704$14.556  $19.501    $22.419$30.390
Number of Units Outstanding, End of Period                             0  1,542    7,395      3,887  3,914

* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital
Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT
Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP
Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT
Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van
Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series -
All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and
Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap
Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) -
Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income -
Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2
Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP
Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class
2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With the MAV Death Benefit Option and the Enhanced Beneficiary
Protection (Annual Increase) Option, both added prior to May 1, 2003) or (With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after
May 1, 2003)

For the Years Beginning January 1* and Ending December 31,         2002     2003     2004      2005   2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --        --$10.000
Accumulation Unit Value, End of Period                               --       --       --        --$10.270
Number of Units Outstanding, End of Period                           --       --       --        -- 20,088
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --        --$10.000
Accumulation Unit Value, End of Period                               --       --       --        --$10.462
Number of Units Outstanding, End of Period                           --       --       --        --      0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --        --$10.000
Accumulation Unit Value, End of Period                               --       --       --        --$10.491
Number of Units Outstanding, End of Period                           --       --       --        --  1,137
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --        --$10.000
Accumulation Unit Value, End of Period                               --       --       --        --$10.500
Number of Units Outstanding, End of Period                           --       --       --        --      0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --        --$10.000
Accumulation Unit Value, End of Period                               --       --       --        --$10.352
Number of Units Outstanding, End of Period                           --       --       --        --    147
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --        --$10.000
Accumulation Unit Value, End of Period                               --       --       --        -- $9.746
Number of Units Outstanding, End of Period                           --       --       --        --    985
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --        --$10.000
Accumulation Unit Value, End of Period                               --       --       --        --$10.824
Number of Units Outstanding, End of Period                           --       --       --        --    471
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --        --$10.000
Accumulation Unit Value, End of Period                               --       --       --        -- $9.879
Number of Units Outstanding, End of Period                           --       --       --        --  3,144
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.853  $13.425   $14.614$14.888
Accumulation Unit Value, End of Period                          $10.853  $13.425  $14.614   $14.888$17.107
Number of Units Outstanding, End of Period                        5,100  187,409  239,720   216,067192,667
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $11.240$11.240
Accumulation Unit Value, End of Period                               --       --  $11.240   $11.240$13.079
Number of Units Outstanding, End of Period                           --       --   20,529   107,691159,945
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $10.525$10.468
Accumulation Unit Value, End of Period                               --       --  $10.525   $10.468$11.425
Number of Units Outstanding, End of Period                           --       --    5,010    53,966 83,595
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000  $11.538  $15.583   $17.095$17.630
Accumulation Unit Value, End of Period                          $11.538  $15.583  $17.095   $17.630$18.858
Number of Units Outstanding, End of Period                        3,162   24,975   23,996    21,758 20,903
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $11.228  $14.599   $17.778$19.031
Accumulation Unit Value, End of Period                          $11.228  $14.599  $17.778   $19.031$21.909
Number of Units Outstanding, End of Period                        2,717   63,030   78,714    91,305 88,958
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $10.253$10.333
Accumulation Unit Value, End of Period                               --       --  $10.253   $10.333$10.577
Number of Units Outstanding, End of Period                           --       --    9,294    19,913 43,313
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --       --       --        --$10.000
Accumulation Unit Value, End of Period                               --       --       --        --$11.019
Number of Units Outstanding, End of Period                           --       --       --        --  3,978
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.327  $12.718   $14.097$15.338
Accumulation Unit Value, End of Period                          $10.327  $12.718  $14.097   $15.338$17.869
Number of Units Outstanding, End of Period                        3,617   88,773  154,189   187,550218,842
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $11.236  $16.917   $20.762$26.037
Accumulation Unit Value, End of Period                          $11.236  $16.917  $20.762   $26.037$32.822
Number of Units Outstanding, End of Period                            0    8,576   14,136    17,133 20,859
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.477  $13.633   $15.902$17.241
Accumulation Unit Value, End of Period                          $10.477  $13.633  $15.902   $17.241$20.606
Number of Units Outstanding, End of Period                          306   46,409   59,175    93,972111,278
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.723  $12.921   $14.589$13.916
Accumulation Unit Value, End of Period                          $10.723  $12.921  $14.589   $13.916$15.444
Number of Units Outstanding, End of Period                           85    7,082    8,097     7,980  7,984
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $10.912$11.485
Accumulation Unit Value, End of Period                               --       --  $10.912   $11.485$12.958
Number of Units Outstanding, End of Period                           --       --    5,559     7,084 24,535
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $10.363$10.332
Accumulation Unit Value, End of Period                               --       --  $10.363   $10.332$11.116
Number of Units Outstanding, End of Period                           --       --    5,743    42,214 73,533
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $10.896$11.072
Accumulation Unit Value, End of Period                               --       --  $10.896   $11.072$12.778
Number of Units Outstanding, End of Period                           --       --    1,993    40,840 61,897
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $11.144$11.475
Accumulation Unit Value, End of Period                               --       --  $11.144   $11.475$12.184
Number of Units Outstanding, End of Period                           --       --      268      7646 14,218
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $11.127$11.851
Accumulation Unit Value, End of Period                               --       --  $11.127   $11.851$13.090
Number of Units Outstanding, End of Period                           --       --     1679     48962 60,205
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.699  $13.128   $14.184$14.472
Accumulation Unit Value, End of Period                           $10.70   $13.13   $14.18    $14.47$15.789
Number of Units Outstanding, End of Period                         3186    59328    99388    112333108,796
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $10.110$10.182
Accumulation Unit Value, End of Period                               --       --  $10.110   $10.182$10.515
Number of Units Outstanding, End of Period                           --       --       18     6,577 25,706
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000  $12.298   $12.903$13.316
Accumulation Unit Value, End of Period                               --  $12.298  $12.903   $13.316$14.111
Number of Units Outstanding, End of Period                           --   36,758   60,080    80,633 90,317
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.150  $14.270   $16.695$18.740
Accumulation Unit Value, End of Period                          $10.150  $14.270  $16.695   $18.740$21.645
Number of Units Outstanding, End of Period                        1,777   62,852   79,066    73,144 71,783
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.663  $12.991   $13.901$13.955
Accumulation Unit Value, End of Period                          $10.663  $12.991  $13.901   $13.955$15.000
Number of Units Outstanding, End of Period                        1,381   72,355  108,252   102,339101,649
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.179  $12.666   $13.604$14.157
Accumulation Unit Value, End of Period                          $10.179  $12.666  $13.604   $14.157$15.989
Number of Units Outstanding, End of Period                        3,722  185,575  209,165   230,257233,933
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.356  $14.701   $17.242$18.617
Accumulation Unit Value, End of Period                          $10.356  $14.701  $17.242   $18.617$21.007
Number of Units Outstanding, End of Period                        1,101   47,221   57,383    65,352 62,271
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.063  $12.422   $14.600$16.090
Accumulation Unit Value, End of Period                          $10.063  $12.422  $14.600   $16.090$16.263
Number of Units Outstanding, End of Period                          135    22922    24359     27814 28,198
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.553  $12.168   $12.984$13.095
Accumulation Unit Value, End of Period                          $10.553  $12.168  $12.984   $13.095$13.820
Number of Units Outstanding, End of Period                        2,623  125,885  182,539   227,958216,730
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.390  $12.464   $13.383$14.089
Accumulation Unit Value, End of Period                          $10.390  $12.464  $13.383   $14.089$15.649
Number of Units Outstanding, End of Period                        1,112   20,184   29,830    40,883 37,663
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.800  $13.539   $14.804$15.331
Accumulation Unit Value, End of Period                          $10.800  $13.539  $14.804   $15.331$17.489
Number of Units Outstanding, End of Period                        3,907  148,791  172,124   162,143146,437
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $9.726  $11.331   $11.945$13.308
Accumulation Unit Value, End of Period                           $9.726  $11.331  $11.945   $13.308$13.462
Number of Units Outstanding, End of Period                        1,495       46   54,726    49,402 47,346
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.743  $13.378   $14.554$14.766
Accumulation Unit Value, End of Period                          $10.743  $13.378  $14.554   $14.766$16.062
Number of Units Outstanding, End of Period                           45   35,039   48,270    57,946 56,257
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.187  $10.469   $10.759$10.838
Accumulation Unit Value, End of Period                          $10.187  $10.469  $10.759   $10.838$11.149
Number of Units Outstanding, End of Period                        1,875  163,671  201,668   232,164240,961
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.606  $13.416   $15.341$16.939
Accumulation Unit Value, End of Period                          $10.606  $13.416  $15.341   $16.939$21.291
Number of Units Outstanding, End of Period                        3,860   70,133   79,696    90,776 87,515
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.409  $13.024   $14.437$15.460
Accumulation Unit Value, End of Period                          $10.409  $13.024  $14.437   $15.460$17.334
Number of Units Outstanding, End of Period                        1,761   18,051   19,447    25,617 32,290
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $9.987   $9.878    $9.785 $9.873
Accumulation Unit Value, End of Period                           $9.987   $9.878   $9.785    $9.873$10.144
Number of Units Outstanding, End of Period                        6,628   42,951   78,052   106,156118,885
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.381  $13.530   $14.687$15.900
Accumulation Unit Value, End of Period                          $10.381  $13.530  $14.687   $15.900$16.987
Number of Units Outstanding, End of Period                        1,607   24,457   29,678    28,046 27,693
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $11.206  $14.610   $16.596$17.296
Accumulation Unit Value, End of Period                          $11.206  $14.610  $16.596   $17.296$19.747
Number of Units Outstanding, End of Period                        3,480   27,699   47,472    78,202 74,649
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.644  $13.128   $13.896$14.361
Accumulation Unit Value, End of Period                          $10.644  $13.128  $13.896   $14.361$15.733
Number of Units Outstanding, End of Period                          676   29,348   25,803    22,777 22,558
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.517  $12.113   $12.899$13.202
Accumulation Unit Value, End of Period                          $10.517  $12.113  $12.899   $13.202$14.542
Number of Units Outstanding, End of Period                        2,782  117,130  131,257   148,439138,471
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $11.472  $14.093   $16.864$18.020
Accumulation Unit Value, End of Period                          $11.472  $14.093  $16.864   $18.020$22.529
Number of Units Outstanding, End of Period                          410    4,981    7,591     6,607  6,344
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.374  $13.596   $15.869$17.515
Accumulation Unit Value, End of Period                          $10.374  $13.596  $15.869   $17.515$18.177
Number of Units Outstanding, End of Period                        2,477   33,102   37,929    34,660 31,895
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.111  $12.429   $12.847$13.363
Accumulation Unit Value, End of Period                          $10.111  $12.429  $12.847   $13.363$13.866
Number of Units Outstanding, End of Period                        7,147  202,024  232,660   220,448215,818
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $11.130$12.171
Accumulation Unit Value, End of Period                               --       --  $11.130   $12.171$12.567
Number of Units Outstanding, End of Period                           --       --   46,225    43,238 41,612
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $11.343$11.622
Accumulation Unit Value, End of Period                               --       --  $11.343   $11.622$13.273
Number of Units Outstanding, End of Period                           --       --   14,269    47,730 69,255
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.655  $13.388   $15.035$16.235
Accumulation Unit Value, End of Period                          $10.655  $13.388  $15.035   $16.235$18.530
Number of Units Outstanding, End of Period                        1,174   85,661  119,515   127,047121,944
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000  $10.000    $9.895 $9.975
Accumulation Unit Value, End of Period                               --  $10.000   $9.895    $9.975$10.226
Number of Units Outstanding, End of Period                           --        0   66,137   118,151 96,469
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $9.412  $11.767   $12.365$13.098
Accumulation Unit Value, End of Period                           $9.412  $11.767  $12.365   $13.098$13.229
Number of Units Outstanding, End of Period                            0   35,558   54,076    53,013 59,672
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000  $11.062  $13.908   $15.067$16.627
Accumulation Unit Value, End of Period                          $11.062  $13.908  $15.067   $16.627$18.131
Number of Units Outstanding, End of Period                            0    4,540   16,192    18,091 32,432
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $10.967$11.589
Accumulation Unit Value, End of Period                               --       --  $10.967   $11.589$12.840
Number of Units Outstanding, End of Period                           --       --   16,162    29,002 29,495
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $10.763$12.257
Accumulation Unit Value, End of Period                               --       --  $10.763   $12.257$12.558
Number of Units Outstanding, End of Period                           --       --   24,252    26,735 25,770
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $10.738$12.203
Accumulation Unit Value, End of Period                               --       --  $10.738   $12.203$12.468
Number of Units Outstanding, End of Period                           --       --    9,011    10,641 10,743
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000  $10.000   $11.098$12.230
Accumulation Unit Value, End of Period                               --  $10.000  $11.098   $12.230$14.625
Number of Units Outstanding, End of Period                           --        0   14,221    27,462 30,738
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --       --       --        --$10.000
Accumulation Unit Value, End of Period                               --       --       --        -- $9.833
Number of Units Outstanding, End of Period                           --       --       --        --  5,816
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000  $13.593   $15.912$17.677
Accumulation Unit Value, End of Period                               --  $13.593  $15.912   $17.677$19.456
Number of Units Outstanding, End of Period                           --    6,384   19,130    17,888 17,886
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $11.306$12.497
Accumulation Unit Value, End of Period                               --       --  $11.306   $12.497$14.844
Number of Units Outstanding, End of Period                           --       --   58,610    51,537 52,471
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000   $11.300$12.472
Accumulation Unit Value, End of Period                               --       --  $11.300   $12.472$14.805
Number of Units Outstanding, End of Period                           --       --   14,404    20,338 21,766
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.703  $14.547   $19.479$22.382
Accumulation Unit Value, End of Period                          $10.703  $14.547  $19.479   $22.382$30.325
Number of Units Outstanding, End of Period                        1,852   30,163   58,603    68,172 66,772

* The Allstate Advisor Contracts were first offered with the MAV Death Benefit
Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary Protection (Annual
Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth
Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series -
Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.



Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May
1, 2003)

For the Years Beginning January 1* and Ending December 31,         2002     2003     2004     2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --       -- $10.000
Accumulation Unit Value, End of Period                               --       --       --       -- $10.266
Number of Units Outstanding, End of Period                           --       --       --       --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --       -- $10.000
Accumulation Unit Value, End of Period                               --       --       --       -- $10.458
Number of Units Outstanding, End of Period                           --       --       --       --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --       -- $10.000
Accumulation Unit Value, End of Period                               --       --       --       -- $10.488
Number of Units Outstanding, End of Period                           --       --       --       --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --       -- $10.000
Accumulation Unit Value, End of Period                               --       --       --       -- $10.497
Number of Units Outstanding, End of Period                           --       --       --       --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --       -- $10.000
Accumulation Unit Value, End of Period                               --       --       --       -- $10.349
Number of Units Outstanding, End of Period                           --       --       --       --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --       -- $10.000
Accumulation Unit Value, End of Period                               --       --       --       --  $9.743
Number of Units Outstanding, End of Period                           --       --       --       --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --       -- $10.000
Accumulation Unit Value, End of Period                               --       --       --       -- $10.820
Number of Units Outstanding, End of Period                           --       --       --       --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --       --       -- $10.000
Accumulation Unit Value, End of Period                               --       --       --       --  $9.875
Number of Units Outstanding, End of Period                           --       --       --       --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.722  $13.421  $14.602 $14.868
Accumulation Unit Value, End of Period                               --  $13.421  $14.602  $14.868 $17.075
Number of Units Outstanding, End of Period                           --        0        0        0       0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $11.237 $11.230
Accumulation Unit Value, End of Period                               --       --  $11.237  $11.230 $13.061
Number of Units Outstanding, End of Period                           --       --        0        0       0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $10.524 $10.462
Accumulation Unit Value, End of Period                               --       --  $10.524  $10.462 $11.412
Number of Units Outstanding, End of Period                           --       --        0        0       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.847  $15.578  $17.081 $17.606
Accumulation Unit Value, End of Period                               --  $15.578  $17.081  $17.606 $18.823
Number of Units Outstanding, End of Period                           --        0        0        0       0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.064  $14.594  $17.763 $19.005
Accumulation Unit Value, End of Period                               --  $14.594  $17.763  $19.005 $21.868
Number of Units Outstanding, End of Period                           --        0        0        0       0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $10.249 $10.324
Accumulation Unit Value, End of Period                               --       --  $10.249  $10.324 $10.563
Number of Units Outstanding, End of Period                           --       --        0        0       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --       --       --       -- $10.000
Accumulation Unit Value, End of Period                               --       --       --       -- $11.015
Number of Units Outstanding, End of Period                           --       --       --       --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.622  $12.714  $14.085 $15.317
Accumulation Unit Value, End of Period                               --  $12.714  $14.085  $15.317 $17.836
Number of Units Outstanding, End of Period                           --        0        0        0       0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.700  $16.911  $20.744 $26.002
Accumulation Unit Value, End of Period                               --  $16.911  $20.744  $26.002 $32.761
Number of Units Outstanding, End of Period                           --        0        0        0       0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.400  $13.628  $15.888 $17.218
Accumulation Unit Value, End of Period                               --  $13.628  $15.888  $17.218 $20.568
Number of Units Outstanding, End of Period                           --        0        0        0       0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.608  $12.916  $14.577 $13.897
Accumulation Unit Value, End of Period                               --  $12.916  $14.577  $13.897 $15.415
Number of Units Outstanding, End of Period                           --        0        0        0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $10.910 $11.478
Accumulation Unit Value, End of Period                               --       --  $10.910  $11.478 $12.943
Number of Units Outstanding, End of Period                           --       --        0        0       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $10.361 $10.325
Accumulation Unit Value, End of Period                               --       --  $10.361  $10.325 $11.104
Number of Units Outstanding, End of Period                           --       --        0        0       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $10.895 $11.064
Accumulation Unit Value, End of Period                               --       --  $10.895  $11.064 $12.764
Number of Units Outstanding, End of Period                           --       --        0        0       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $11.143 $11.467
Accumulation Unit Value, End of Period                               --       --  $11.143  $11.467 $12.170
Number of Units Outstanding, End of Period                           --       --        0        0       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $11.126 $11.844
Accumulation Unit Value, End of Period                               --       --  $11.126  $11.844 $13.075
Number of Units Outstanding, End of Period                           --       --        0        0       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.129  $13.123  $14.172 $14.452
Accumulation Unit Value, End of Period                               --  $13.123  $14.172  $14.452 $15.760
Number of Units Outstanding, End of Period                           --        0        0        0       0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $10.109 $10.176
Accumulation Unit Value, End of Period                               --       --  $10.109  $10.176 $10.503
Number of Units Outstanding, End of Period                           --       --        0        0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000  $12.293  $12.892 $13.298
Accumulation Unit Value, End of Period                               --  $12.293  $12.892  $13.298 $14.085
Number of Units Outstanding, End of Period                           --        0        0        0       0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.101  $14.266  $16.681 $18.715
Accumulation Unit Value, End of Period                               --  $14.266  $16.681  $18.715 $21.605
Number of Units Outstanding, End of Period                           --        0        0        0       0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.753  $12.986  $13.889 $13.936
Accumulation Unit Value, End of Period                               --  $12.986  $13.889  $13.936 $14.972
Number of Units Outstanding, End of Period                           --        0        0        0       0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.483  $12.662  $13.593 $14.138
Accumulation Unit Value, End of Period                               --  $12.662  $13.593  $14.138 $15.960
Number of Units Outstanding, End of Period                           --        0        0        0       0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.734  $14.696  $17.227 $18.592
Accumulation Unit Value, End of Period                               --  $14.696  $17.227  $18.592 $20.968
Number of Units Outstanding, End of Period                           --        0        0        0       0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.360  $12.418  $14.587 $16.068
Accumulation Unit Value, End of Period                               --  $12.418  $14.587  $16.068 $16.232
Number of Units Outstanding, End of Period                           --        0        0        0       0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.268  $12.164  $12.973 $13.077
Accumulation Unit Value, End of Period                               --  $12.164  $12.973  $13.077 $13.794
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.771  $12.460  $13.372 $14.070
Accumulation Unit Value, End of Period                               --  $12.460  $13.372  $14.070 $15.619
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.013  $13.534  $14.792 $15.310
Accumulation Unit Value, End of Period                               --  $13.534  $14.792  $15.310 $17.456
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.252  $11.327  $11.935 $13.289
Accumulation Unit Value, End of Period                               --  $11.327  $11.935  $13.289 $13.437
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.887  $13.374  $14.541 $14.746
Accumulation Unit Value, End of Period                               --  $13.374  $14.541  $14.746 $16.032
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.375  $10.465  $10.750 $10.824
Accumulation Unit Value, End of Period                               --  $10.465  $10.750  $10.824 $11.128
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.595  $13.411  $15.328 $16.916
Accumulation Unit Value, End of Period                               --  $13.411  $15.328  $16.916 $21.252
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.712  $13.020  $14.425 $15.439
Accumulation Unit Value, End of Period                               --  $13.020  $14.425  $15.439 $17.302
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.956   $9.874   $9.776  $9.860
Accumulation Unit Value, End of Period                               --   $9.874   $9.776   $9.860 $10.125
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.999  $13.525  $14.675 $15.879
Accumulation Unit Value, End of Period                               --  $13.525  $14.675  $15.879 $16.956
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.342  $14.605  $16.582 $17.272
Accumulation Unit Value, End of Period                               --  $14.605  $16.582  $17.272 $19.710
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.861  $13.124  $13.885 $14.342
Accumulation Unit Value, End of Period                               --  $13.124  $13.885  $14.342 $15.703
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.702  $12.109  $12.888 $13.185
Accumulation Unit Value, End of Period                               --  $12.109  $12.888  $13.185 $14.515
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $11.668  $14.088  $16.850 $17.996
Accumulation Unit Value, End of Period                               --  $14.088  $16.850  $17.996 $22.487
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.818  $13.591  $15.856 $17.491
Accumulation Unit Value, End of Period                               --  $13.591  $15.856  $17.491 $18.143
Number of Units Outstanding, End of Period                           --        0        0        0       0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.598  $12.425  $12.836 $13.345
Accumulation Unit Value, End of Period                               --  $12.425  $12.836  $13.345 $13.840
Number of Units Outstanding, End of Period                           --        0        0        0       0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $11.126 $12.160
Accumulation Unit Value, End of Period                               --       --  $11.126  $12.160 $12.550
Number of Units Outstanding, End of Period                           --       --        0        0       0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $11.340 $11.612
Accumulation Unit Value, End of Period                               --       --  $11.340  $11.612 $13.255
Number of Units Outstanding, End of Period                           --       --        0        0       0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.799  $13.383  $15.023 $16.213
Accumulation Unit Value, End of Period                               --  $13.383  $15.023  $16.213 $18.496
Number of Units Outstanding, End of Period                           --        0        0        0       0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000  $10.000   $9.890  $9.965
Accumulation Unit Value, End of Period                               --  $10.000   $9.890   $9.965 $10.210
Number of Units Outstanding, End of Period                           --        0        0        0       0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.947  $11.763  $12.354 $13.081
Accumulation Unit Value, End of Period                               --  $11.763  $12.354  $13.081 $13.204
Number of Units Outstanding, End of Period                           --        0        0        0       0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $12.312  $13.904  $15.054 $16.605
Accumulation Unit Value, End of Period                               --  $13.904  $15.054  $16.605 $18.098
Number of Units Outstanding, End of Period                           --   25,012        0        0       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $10.963 $11.580
Accumulation Unit Value, End of Period                               --       --  $10.963  $11.580 $12.823
Number of Units Outstanding, End of Period                           --       --        0        0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $10.760 $12.246
Accumulation Unit Value, End of Period                               --       --  $10.760  $12.246 $12.541
Number of Units Outstanding, End of Period                           --       --        0        0       0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $10.734 $12.193
Accumulation Unit Value, End of Period                               --       --  $10.734  $12.193 $12.451
Number of Units Outstanding, End of Period                           --       --        0        0       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000  $10.000  $11.092 $12.217
Accumulation Unit Value, End of Period                               --  $10.000  $11.092  $12.217 $14.602
Number of Units Outstanding, End of Period                           --        0        0        0       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --       --       --       -- $10.000
Accumulation Unit Value, End of Period                               --       --       --       --  $9.830
Number of Units Outstanding, End of Period                           --       --       --       --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000  $13.589  $15.899 $17.653
Accumulation Unit Value, End of Period                               --  $13.589  $15.899  $17.653 $19.420
Number of Units Outstanding, End of Period                           --        0        0        0       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $11.303 $12.486
Accumulation Unit Value, End of Period                               --       --  $11.303  $12.486 $14.824
Number of Units Outstanding, End of Period                           --       --        0        0       0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       --  $10.000  $11.296 $12.461
Accumulation Unit Value, End of Period                               --       --  $11.296  $12.461 $14.785
Number of Units Outstanding, End of Period                           --       --        0        0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $11.401  $14.542  $19.463 $22.352
Accumulation Unit Value, End of Period                               --  $14.542  $19.463  $22.352 $30.268
Number of Units Outstanding, End of Period                           --        0        0        0       0

* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death
Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van
Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.









Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With the Earnings Protection Death Benefit Option (age 71-79)) or
(With the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual
Increase) Option, either added prior to May 1, 2003, and the Earnings Protection
Death Benefit Option (age 0-70))


For the Years Beginning January 1* and Ending December 31,          2002     2003     2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --     -- $10.000
Accumulation Unit Value, End of Period                                --       --       --     -- $10.263
Number of Units Outstanding, End of Period                            --       --       --     --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --     -- $10.000
Accumulation Unit Value, End of Period                                --       --       --     -- $10.454
Number of Units Outstanding, End of Period                            --       --       --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --     -- $10.000
Accumulation Unit Value, End of Period                                --       --       --     -- $10.484
Number of Units Outstanding, End of Period                            --       --       --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --     -- $10.000
Accumulation Unit Value, End of Period                                --       --       --     -- $10.493
Number of Units Outstanding, End of Period                            --       --       --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --     -- $10.000
Accumulation Unit Value, End of Period                                --       --       --     -- $10.345
Number of Units Outstanding, End of Period                            --       --       --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --     -- $10.000
Accumulation Unit Value, End of Period                                --       --       --     --  $9.739
Number of Units Outstanding, End of Period                            --       --       --     --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --     -- $10.000
Accumulation Unit Value, End of Period                                --       --       --     -- $10.816
Number of Units Outstanding, End of Period                            --       --       --     --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --     -- $10.000
Accumulation Unit Value, End of Period                                --       --       --     --  $9.872
Number of Units Outstanding, End of Period                            --       --       --     --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.851  $13.409$14.582 $14.840
Accumulation Unit Value, End of Period                           $10.851  $13.409  $14.582$14.840 $17.034
Number of Units Outstanding, End of Period                         5,784   10,763   19,389 19,807     684
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$11.233 $11.221
Accumulation Unit Value, End of Period                                --       --  $11.233$11.221 $13.044
Number of Units Outstanding, End of Period                            --       --    6,011  7,890       0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$10.523 $10.455
Accumulation Unit Value, End of Period                                --       --  $10.523$10.455 $11.399
Number of Units Outstanding, End of Period                            --       --        0    202       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.535  $15.564$17.057 $17.572
Accumulation Unit Value, End of Period                           $11.535  $15.564  $17.057$17.572 $18.778
Number of Units Outstanding, End of Period                            30    1,130      900  1,953   1,798
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.225  $14.581$17.739 $18.969
Accumulation Unit Value, End of Period                           $11.225  $14.581  $17.739$18.969 $21.816
Number of Units Outstanding, End of Period                         2,264    4,254    4,336  4,240     350
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$10.246 $10.315
Accumulation Unit Value, End of Period                                --       --  $10.246$10.315 $10.549
Number of Units Outstanding, End of Period                            --       --        0      0       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                          --       --       --     -- $10.000
Accumulation Unit Value, End of Period                                --       --       --     -- $11.011
Number of Units Outstanding, End of Period                            --       --       --     --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.324  $12.703$14.065 $15.288
Accumulation Unit Value, End of Period                           $10.324  $12.703  $14.065$15.288 $17.793
Number of Units Outstanding, End of Period                           641    9,088    9,568  9,301     437
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.233  $16.896$20.715 $25.952
Accumulation Unit Value, End of Period                           $11.233  $16.896  $20.715$25.952 $32.682
Number of Units Outstanding, End of Period                             0      481      476    471       0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.475  $13.616$15.866 $17.185
Accumulation Unit Value, End of Period                           $10.475  $13.616  $15.866$17.185 $20.518
Number of Units Outstanding, End of Period                           825    2,717    4,076  8,866     190
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.721  $12.905$14.556 $13.871
Accumulation Unit Value, End of Period                           $10.721  $12.905  $14.556$13.871  15.378
Number of Units Outstanding, End of Period                            34    2,836    2,261  2,190   3,110
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$10.909 $11.471
Accumulation Unit Value, End of Period                                --       --  $10.909$11.471 $12.929
Number of Units Outstanding, End of Period                            --       --        0  6,656       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$10.360 $10.319
Accumulation Unit Value, End of Period                                --       --  $10.360$10.319 $11.091
Number of Units Outstanding, End of Period                            --       --    4,320  4,157       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$10.893 $11.057
Accumulation Unit Value, End of Period                                --       --  $10.893$11.057 $12.749
Number of Units Outstanding, End of Period                            --       --    1,023  1,017       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$11.141 $11.460
Accumulation Unit Value, End of Period                                --       --  $11.141$11.460 $12.156
Number of Units Outstanding, End of Period                            --       --        9   1405       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$11.124 $11.836
Accumulation Unit Value, End of Period                                --       --  $11.124$11.836 $13.060
Number of Units Outstanding, End of Period                            --       --     1023   4532       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.696  $13.112$14.152 $14.425
Accumulation Unit Value, End of Period                           $10.696  $13.112  $14.152$14.425 $15.722
Number of Units Outstanding, End of Period                           841     2358     3211   2340       0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$10.108 $10.169
Accumulation Unit Value, End of Period                                --       --  $10.108$10.169 $10.491
Number of Units Outstanding, End of Period                            --       --        0      0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000  $12.289$12.881 $13.280
Accumulation Unit Value, End of Period                                --  $12.289  $12.881$13.280 $14.059
Number of Units Outstanding, End of Period                            --    2,286    2,554  4,789       0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.148  $14.253$16.657 $18.679
Accumulation Unit Value, End of Period                           $10.148  $14.253  $16.657$18.679 $21.553
Number of Units Outstanding, End of Period                             0    1,072    2,892  2,846      78
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.661  $12.975$13.869 $13.909
Accumulation Unit Value, End of Period                           $10.661  $12.975  $13.869$13.909 $14.936
Number of Units Outstanding, End of Period                           180    5,086    5,049  5,217       0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.177  $12.650$13.574 $14.111
Accumulation Unit Value, End of Period                           $10.177  $12.650  $13.574$14.111 $15.921
Number of Units Outstanding, End of Period                           459   12,320   11,401 11,159       0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.354  $14.682$17.203 $18.556
Accumulation Unit Value, End of Period                           $10.354  $14.682  $17.203$18.556 $20.918
Number of Units Outstanding, End of Period                           273    2,795    3,095  2,828       0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.060  $12.406$14.567 $16.038
Accumulation Unit Value, End of Period                           $10.060  $12.406  $14.567$16.038 $16.193
Number of Units Outstanding, End of Period                           850    1,676    1,973  2,002     473
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.551  $12.153$12.955 $13.052
Accumulation Unit Value, End of Period                           $10.551  $12.153  $12.955$13.052 $13.761
Number of Units Outstanding, End of Period                           952    6,772    7,528  6,838       0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.388  $12.448$13.353 $14.043
Accumulation Unit Value, End of Period                           $10.388  $12.448  $13.353$14.043 $15.582
Number of Units Outstanding, End of Period                             0        0      611  1,142     141
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.798  $13.522$14.771 $15.281
Accumulation Unit Value, End of Period                           $10.798  $13.522  $14.771$15.281 $17.414
Number of Units Outstanding, End of Period                         1,099   13,022   23,021 27,111       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000   $9.724  $11.317$11.919 $13.264
Accumulation Unit Value, End of Period                            $9.724  $11.317  $11.919$13.264 $13.405
Number of Units Outstanding, End of Period                             0    3,823    7,428  7,923     286
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.741  $13.362$14.521 $14.718
Accumulation Unit Value, End of Period                           $10.741  $13.362  $14.521$14.718 $15.993
Number of Units Outstanding, End of Period                             9    1,424    1,450  1,560     484
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.185  $10.456$10.735 $10.803
Accumulation Unit Value, End of Period                           $10.185  $10.456  $10.735$10.803 $11.101
Number of Units Outstanding, End of Period                            10   10,649   13,431 14,830       0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.604  $13.399$15.306 $16.884
Accumulation Unit Value, End of Period                           $10.604  $13.399  $15.306$16.884 $21.200
Number of Units Outstanding, End of Period                         5,166   12,003   14,812 17,228       0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.407  $13.008$14.405 $15.409
Accumulation Unit Value, End of Period                           $10.407  $13.008  $14.405$15.409 $17.260
Number of Units Outstanding, End of Period                             0    2,132    8,079 11,156       0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000   $9.985   $9.865 $9.763  $9.841
Accumulation Unit Value, End of Period                            $9.985   $9.865   $9.763 $9.841 $10.100
Number of Units Outstanding, End of Period                           326    7,613    6,098  3,600       0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.379  $13.513$14.654 $15.849
Accumulation Unit Value, End of Period                           $10.379  $13.513  $14.654$15.849 $16.915
Number of Units Outstanding, End of Period                           471    1,223    1,607  1,599       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.204  $14.592$16.559 $17.239
Accumulation Unit Value, End of Period                           $11.204  $14.592  $16.559$17.239 $19.663
Number of Units Outstanding, End of Period                         2,723    4,489    4,906  6,471       0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.642  $13.112$13.865 $14.315
Accumulation Unit Value, End of Period                           $10.642  $13.112  $13.865$14.315 $15.665
Number of Units Outstanding, End of Period                           620    1,386    2,685  1,823       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.515  $12.098$12.870 $13.159
Accumulation Unit Value, End of Period                           $10.515  $12.098  $12.870$13.159 $14.480
Number of Units Outstanding, End of Period                         9,240   19,097   25,396 25,647       0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.470  $14.075$16.826 $17.961
Accumulation Unit Value, End of Period                           $11.470  $14.075  $16.826$17.961 $22.432
Number of Units Outstanding, End of Period                             9    1,188    5,798  6,477       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.372  $13.579$15.833 $17.458
Accumulation Unit Value, End of Period                           $10.372  $13.579  $15.833$17.458 $18.099
Number of Units Outstanding, End of Period                         1,107    2,811    2,915  2,628     422
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.109  $12.414$12.818 $13.320
Accumulation Unit Value, End of Period                           $10.109  $12.414  $12.818$13.320 $13.807
Number of Units Outstanding, End of Period                         5,782   16,031   17,142 16,330       0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$11.122 $12.150
Accumulation Unit Value, End of Period                                --       --  $11.122$12.150 $12.533
Number of Units Outstanding, End of Period                            --       --    7,988  7,729       0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$11.336 $11.603
Accumulation Unit Value, End of Period                                --       --  $11.336$11.603 $13.237
Number of Units Outstanding, End of Period                            --       --        0     61       0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.653  $13.371$15.002 $16.182
Accumulation Unit Value, End of Period                           $10.653  $13.371  $15.002$16.182 $18.451
Number of Units Outstanding, End of Period                           847   16,393   17,738 16,504       0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000  $10.000 $9.885  $9.955
Accumulation Unit Value, End of Period                                --  $10.000   $9.885 $9.955 $10.195
Number of Units Outstanding, End of Period                            --        0        0  1,440       0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000   $9.410  $11.753$12.337 $13.056
Accumulation Unit Value, End of Period                            $9.410  $11.753  $12.337$13.056 $13.172
Number of Units Outstanding, End of Period                             0    2,886    3,581  3,515       0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.059  $13.891$15.033 $16.573
Accumulation Unit Value, End of Period                           $11.059  $13.891  $15.033$16.573 $18.054
Number of Units Outstanding, End of Period                             0       48       90     72       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$10.959 $11.570
Accumulation Unit Value, End of Period                                --       --  $10.959$11.570 $12.805
Number of Units Outstanding, End of Period                            --       --        0      0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$10.756 $12.236
Accumulation Unit Value, End of Period                                --       --  $10.756$12.236 $12.524
Number of Units Outstanding, End of Period                            --       --    2,054  1,324   1,310
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$10.731 $12.183
Accumulation Unit Value, End of Period                                --       --  $10.731$12.183 $12.434
Number of Units Outstanding, End of Period                            --       --        0  7,246       0
Van Kampen UIF Global Franchise Sub-Account 45)
Accumulation Unit Value, Beginning of Period                          --  $10.000  $10.000$11.086 $12.205
Accumulation Unit Value, End of Period                                --  $10.000  $11.086$12.205 $14.580
Number of Units Outstanding, End of Period                            --        0      325    716       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                          --       --       --     -- $10.000
Accumulation Unit Value, End of Period                                --       --       --     --  $9.826
Number of Units Outstanding, End of Period                            --       --       --     --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000  $13.584$15.885 $17.630
Accumulation Unit Value, End of Period                                --  $13.584  $15.885$17.630 $19.384
Number of Units Outstanding, End of Period                            --    2,049    2,891  4,078     398
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$11.299 $12.476
Accumulation Unit Value, End of Period                                --       --  $11.299$12.476  14.804
Number of Units Outstanding, End of Period                            --       --   11,581 10,543  10,286
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000$11.292 $12.451
Accumulation Unit Value, End of Period                                --       --  $11.292$12.451 $14.765
Number of Units Outstanding, End of Period                            --       --        0      0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.701  $14.529$19.436 $22.309
Accumulation Unit Value, End of Period                           $10.701  $14.529  $19.436$22.309 $30.195
Number of Units Outstanding, End of Period                           476    4,789    5,353  5,048       0


* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company
Growth Variable Sub-Accounts which were first offered under the Contracts on May
1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.



Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With MAV Death Benefit Option and the Enhanced Beneficiary  Protection
(Annual Increase) Option, both added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,           2002         2003       2004         2005       2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --         --           --    $10.000
Accumulation Unit Value, End of Period                                 --           --         --           --    $10.256
Number of Units Outstanding, End of Period                             --           --         --           --          0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --         --           --    $10.000
Accumulation Unit Value, End of Period                                 --           --         --           --    $10.447
Number of Units Outstanding, End of Period                             --           --         --           --          0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --         --           --    $10.000
Accumulation Unit Value, End of Period                                 --           --         --           --    $10.477
Number of Units Outstanding, End of Period                             --           --         --           --          0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --         --           --    $10.000
Accumulation Unit Value, End of Period                                 --           --         --           --    $10.486
Number of Units Outstanding, End of Period                             --           --         --           --          0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --         --           --    $10.000
Accumulation Unit Value, End of Period                                 --           --         --           --    $10.338
Number of Units Outstanding, End of Period                             --           --         --           --          0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --         --           --    $10.000
Accumulation Unit Value, End of Period                                 --           --         --           --     $9.733
Number of Units Outstanding, End of Period                             --           --         --           --          0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --         --           --    $10.000
Accumulation Unit Value, End of Period                                 --           --         --           --    $10.809
Number of Units Outstanding, End of Period                             --           --         --           --          0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --         --           --    $10.000
Accumulation Unit Value, End of Period                                 --           --         --           --     $9.865
Number of Units Outstanding, End of Period                             --           --         --           --          0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.722    $13.407      $14.565    $14.808
Accumulation Unit Value, End of Period                                 --      $13.407    $14.565      $14.808    $16.980
Number of Units Outstanding, End of Period                             --       69,750    116,586      128,009      2,079
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $11.225    $11.202
Accumulation Unit Value, End of Period                                 --           --    $11.225      $11.202    $13.008
Number of Units Outstanding, End of Period                             --           --     54,064      126,530        693
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $10.520    $10.442
Accumulation Unit Value, End of Period                                 --           --    $10.520      $10.442    $11.373
Number of Units Outstanding, End of Period                             --           --          0       37,511      1,375
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --      $11.847    $15.562      $17.037    $17.534
Accumulation Unit Value, End of Period                                 --      $15.562    $17.037      $17.534    $18.718
Number of Units Outstanding, End of Period                             --            0          0            0          0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $11.064    $14.579      $17.718    $18.928
Accumulation Unit Value, End of Period                                 --      $14.579    $17.718      $18.928    $21.747
Number of Units Outstanding, End of Period                             --       51,642     64,056       79,113      2,666
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $10.239    $10.298
Accumulation Unit Value, End of Period                                 --           --    $10.239      $10.298    $10.520
Number of Units Outstanding, End of Period                             --           --     12,066       18,565        205
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --           --         --           --    $10.000
Accumulation Unit Value, End of Period                                 --           --         --           --    $11.004
Number of Units Outstanding, End of Period                             --           --         --           --          0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.622    $12.701      $14.049    $15.255
Accumulation Unit Value, End of Period                                 --      $12.701    $14.049      $15.255    $17.737
Number of Units Outstanding, End of Period                             --       80,965    134,691      158,893        899
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $11.700    $16.893      $20.691    $25.896
Accumulation Unit Value, End of Period                                 --      $16.893    $20.691      $25.896    $32.578
Number of Units Outstanding, End of Period                             --       10,345     17,094       19,489        612
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.400    $13.614      $15.848    $17.148
Accumulation Unit Value, End of Period                                 --      $13.614    $15.848      $17.148    $20.453
Number of Units Outstanding, End of Period                             --       22,130     52,382       85,659        980
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --      $11.608    $12.903      $14.540    $13.841
Accumulation Unit Value, End of Period                                 --      $12.903    $14.540      $13.841    $15.330
Number of Units Outstanding, End of Period                             --            0          0            0          0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $10.906    $11.456
Accumulation Unit Value, End of Period                                 --           --    $10.906      $11.456    $12.899
Number of Units Outstanding, End of Period                             --           --        447        5,736          0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $10.357    $10.305
Accumulation Unit Value, End of Period                                 --           --    $10.357      $10.305    $11.066
Number of Units Outstanding, End of Period                             --           --      6,333       32,896         97
Lord Abbett Series Fund- Growth and Income Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $10.891    $11.043
Accumulation Unit Value, End of Period                                 --           --    $10.891      $11.043    $12.720
Number of Units Outstanding, End of Period                             --           --      4,014       19,364          0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $11.139    $11.446
Accumulation Unit Value, End of Period                                 --           --    $11.139      $11.446    $12.129
Number of Units Outstanding, End of Period                             --           --          0        13872          0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $11.122    $11.821
Accumulation Unit Value, End of Period                                 --           --    $11.122      $11.821    $13.030
Number of Units Outstanding, End of Period                             --           --      1,666       37,216          0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $11.129    $13.110      $14.136    $14.394
Accumulation Unit Value, End of Period                                 --      $13.110    $14.136      $14.394    $15.672
Number of Units Outstanding, End of Period                             --       21,642         45       53,240      1,527
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $10.105    $10.156
Accumulation Unit Value, End of Period                                 --           --    $10.105      $10.156    $10.467
Number of Units Outstanding, End of Period                             --           --      1,002        6,138        103
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.000    $12.281      $12.859    $13.244
Accumulation Unit Value, End of Period                                 --      $12.281    $12.859      $13.244    $14.006
Number of Units Outstanding, End of Period                             --       44,111    113,045      159,011      2,259
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.101    $14.251      $16.638    $18.639
Accumulation Unit Value, End of Period                                 --      $14.251    $16.638      $18.639    $21.485
Number of Units Outstanding, End of Period                             --       29,815     42,272       45,684          0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $11.753    $12.973      $13.854    $13.879
Accumulation Unit Value, End of Period                                 --      $12.973    $13.854      $13.879    $14.889
Number of Units Outstanding, End of Period                             --       17,835     58,601       66,398      4,515
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.483    $12.649      $13.558    $14.081
Accumulation Unit Value, End of Period                                 --      $12.649    $13.558      $14.081    $15.871
Number of Units Outstanding, End of Period                             --       89,253    126,128      162,198      4,560
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.734    $14.681      $17.183    $18.516
Accumulation Unit Value, End of Period                                 --      $14.681    $17.183      $18.516    $20.851
Number of Units Outstanding, End of Period                             --       19,750     38,083       45,708        771
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.360    $12.405      $14.550    $16.003
Accumulation Unit Value, End of Period                                 --      $12.405    $14.550      $16.003    $16.142
Number of Units Outstanding, End of Period                             --       10,892     26,191       30,878      1,699
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $11.268    $12.151      $12.940    $13.024
Accumulation Unit Value, End of Period                                 --      $12.151    $12.940      $13.024    $13.717
Number of Units Outstanding, End of Period                             --       65,781    158,580      193,590      1,313
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.771    $12.447      $13.338    $14.013
Accumulation Unit Value, End of Period                                 --      $12.447    $13.338      $14.013    $15.532
Number of Units Outstanding, End of Period                             --        5,108     14,001       22,213        324
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $11.013    $13.520      $14.754    $15.248
Accumulation Unit Value, End of Period                                 --      $13.520    $14.754      $15.248    $17.359
Number of Units Outstanding, End of Period                             --       77,489    169,575      185,053        253
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --      $10.252    $11.316      $11.905    $13.236
Accumulation Unit Value, End of Period                                 --      $11.316    $11.905      $13.236    $13.362
Number of Units Outstanding, End of Period                             --       24,448     32,377       32,806          0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $11.887    $13.360      $14.504    $14.686
Accumulation Unit Value, End of Period                                 --      $13.360    $14.504      $14.686    $15.942
Number of Units Outstanding, End of Period                             --       39,158     48,524       64,260        248
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.375    $10.454      $10.722    $10.780
Accumulation Unit Value, End of Period                                 --      $10.454    $10.722      $10.780    $11.066
Number of Units Outstanding, End of Period                             --       84,872    154,469      190,016          0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.595    $13.397      $15.289    $16.847
Accumulation Unit Value, End of Period                                 --      $13.397    $15.289      $16.847    $21.133
Number of Units Outstanding, End of Period                             --       43,185     53,652       54,947        127
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.712    $13.006      $14.388    $15.376
Accumulation Unit Value, End of Period                                 --      $13.006    $14.388      $15.376    $17.206
Number of Units Outstanding, End of Period                             --        9,381     17,910       21,249          0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --       $9.956     $9.864       $9.751     $9.820
Accumulation Unit Value, End of Period                                 --       $9.864     $9.751       $9.820    $10.068
Number of Units Outstanding, End of Period                             --       15,488     60,176       95,024      3,691
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --      $10.999    $13.511      $14.637    $15.814
Accumulation Unit Value, End of Period                                 --      $13.511    $14.637      $15.814    $16.861
Number of Units Outstanding, End of Period                             --       32,104     38,929       37,591        180
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $11.342    $14.590      $16.540    $17.202
Accumulation Unit Value, End of Period                                 --      $14.590    $16.540      $17.202    $19.600
Number of Units Outstanding, End of Period                             --       26,413     44,698       69,366          0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --      $10.861    $13.110      $13.849    $14.284
Accumulation Unit Value, End of Period                                 --      $13.110    $13.849      $14.284    $15.616
Number of Units Outstanding, End of Period                             --       19,071     28,578       30,299          0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.702    $12.097      $12.855    $13.131
Accumulation Unit Value, End of Period                                 --      $12.097    $12.855      $13.131    $14.434
Number of Units Outstanding, End of Period                             --      102,645    159,026      158,529      3,837
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --      $11.668    $13.520      $16.807    $17.923
Accumulation Unit Value, End of Period                                 --      $13.520    $16.807      $17.923    $22.361
Number of Units Outstanding, End of Period                             --       77,489     10,632       10,604          0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.818    $13.577      $15.815    $17.420
Accumulation Unit Value, End of Period                                 --      $13.577    $15.815      $17.420    $18.042
Number of Units Outstanding, End of Period                             --       29,047     32,693       33,259        140
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.598    $12.412      $12.803    $13.291
Accumulation Unit Value, End of Period                                 --      $12.412    $12.803      $13.291    $13.763
Number of Units Outstanding, End of Period                             --      108,735    152,013      151,507        372
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $11.115    $12.129
Accumulation Unit Value, End of Period                                 --           --    $11.115      $12.129    $12.499
Number of Units Outstanding, End of Period                             --           --     37,812       38,344          0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $11.328    $11.583
Accumulation Unit Value, End of Period                                 --           --    $11.328      $11.583    $13.202
Number of Units Outstanding, End of Period                             --           --     24,467       55,838          0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.799    $13.370      $14.984    $16.147
Accumulation Unit Value, End of Period                                 --      $13.370    $14.984      $16.147    $18.392
Number of Units Outstanding, End of Period                             --       51,336     83,658      109,513      1,547
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --      $10.000    $10.000       $9.875     $9.934
Accumulation Unit Value, End of Period                                 --      $10.000     $9.875       $9.934    $10.164
Number of Units Outstanding, End of Period                             --            0     35,818       46,443        106
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           --       $9.947    $11.751      $12.323    $13.027
Accumulation Unit Value, End of Period                                 --      $11.751    $12.323      $13.027    $13.131
Number of Units Outstanding, End of Period                             --       27,248     41,584       43,348          0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      $12.312    $13.889      $15.016    $16.537
Accumulation Unit Value, End of Period                                 --      $13.889    $15.016      $16.537    $17.997
Number of Units Outstanding, End of Period                             --        3,662     13,837       19,621      1,062
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $10.952    $11.550
Accumulation Unit Value, End of Period                                 --           --    $10.952      $11.550    $12.771
Number of Units Outstanding, End of Period                             --           --      9,915       23,957          0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $10.749    $12.215
Accumulation Unit Value, End of Period                                 --           --    $10.749      $12.215    $12.490
Number of Units Outstanding, End of Period                             --           --     41,515       37,835     39,742
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $10.723    $12.162
Accumulation Unit Value, End of Period                                 --           --    $10.723      $12.162    $12.400
Number of Units Outstanding, End of Period                             --           --      1,393        2,409      2,469
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      $10.000    $10.000      $11.075    $12.180
Accumulation Unit Value, End of Period                                 --      $10.000    $11.075      $12.180    $14.536
Number of Units Outstanding, End of Period                             --            0      3,485       16,614     16,282
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --           --         --           --    $10.000
Accumulation Unit Value, End of Period                                 --           --         --           --     $9.820
Number of Units Outstanding, End of Period                             --           --         --           --      9,293
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      $10.000    $13.575      $15.858    $17.582
Accumulation Unit Value, End of Period                                 --      $13.575    $15.858      $17.582    $19.312
Number of Units Outstanding, End of Period                             --       11,712     16,364       17,150     14,967
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $11.291    $12.455
Accumulation Unit Value, End of Period                                 --           --    $11.291      $12.455    $14.764
Number of Units Outstanding, End of Period                             --           --     52,213       50,188     47,213
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --           --    $10.000      $11.284    $12.429
Accumulation Unit Value, End of Period                                 --           --    $11.284      $12.429    $14.725
Number of Units Outstanding, End of Period                             --           --     16,469       17,737     20,831
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      $11.401    $14.527      $19.413    $22.261
Accumulation Unit Value, End of Period                                 --      $14.527    $19.413      $22.261    $30.100
Number of Units Outstanding, End of Period                             --        8,965     33,325       37,786     34,174

* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death
Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van
Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)) or (With the MAV Death
Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
Protection (Annual Increase) Option, added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,          2002     2003     2004     2005      2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.259
Number of Units Outstanding, End of Period                            --       --       --       --     2,178
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.451
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.481
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.489
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.342
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --    $9.736
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.813
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --    $9.868
Number of Units Outstanding, End of Period                            --       --       --       --       244
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.716  $13.404  $14.569   $14.820
Accumulation Unit Value, End of Period                                --  $13.404  $14.569  $14.820   $17.002
Number of Units Outstanding, End of Period                            --    6,545   10,225   15,167    19,524
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.229   $11.211
Accumulation Unit Value, End of Period                                --       --  $11.229  $11.211   $13.026
Number of Units Outstanding, End of Period                            --       --    4,098   24,507    57,274
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.521   $10.448
Accumulation Unit Value, End of Period                                --       --  $10.521  $10.448   $11.386
Number of Units Outstanding, End of Period                            --       --      319    6,923    33,583
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                          --  $11.840  $15.559  $17.042   $17.548
Accumulation Unit Value, End of Period                                --  $15.559  $17.042  $17.548   $18.743
Number of Units Outstanding, End of Period                            --        0        0        0         0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.057  $14.576  $17.723   $18.943
Accumulation Unit Value, End of Period                                --  $14.576  $17.723  $18.943   $21.775
Number of Units Outstanding, End of Period                            --    5,267    9,316   12,234    12,049
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.242   $10.307
Accumulation Unit Value, End of Period                                --       --  $10.242  $10.307   $10.535
Number of Units Outstanding, End of Period                            --       --    1,301    7,219     9,921
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                          --       --       --   $0.000   $10.000
Accumulation Unit Value, End of Period                                --       --       --   $0.000   $11.007
Number of Units Outstanding, End of Period                            --       --       --        0         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.616  $12.698  $14.054   $15.267
Accumulation Unit Value, End of Period                                --  $12.698  $14.054  $15.267   $17.760
Number of Units Outstanding, End of Period                            --   14,046   22,466   24,653    39,114
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.694  $16.890  $20.697   $25.917
Accumulation Unit Value, End of Period                                --  $16.890  $20.697  $25.917   $32.621
Number of Units Outstanding, End of Period                            --      994    4,046    4,071     3,914
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.394  $13.611  $15.852   $17.161
Accumulation Unit Value, End of Period                                --  $13.611  $15.852  $17.161   $20.480
Number of Units Outstanding, End of Period                            --    2,198    5,331   10,035    15,050
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                          --  $11.601  $12.900  $14.544   $13.852
Accumulation Unit Value, End of Period                                --  $12.900  $14.544  $13.852   $15.350
Number of Units Outstanding, End of Period                            --        0        0        0         0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.908   $11.464
Accumulation Unit Value, End of Period                                --       --  $10.908  $11.464   $12.914
Number of Units Outstanding, End of Period                            --       --      612      701       728
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.359   $10.312
Accumulation Unit Value, End of Period                                --       --  $10.359  $10.312   $11.078
Number of Units Outstanding, End of Period                            --       --        0      155     1,262
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.892   $11.050
Accumulation Unit Value, End of Period                                --       --  $10.892  $11.050   $12.734
Number of Units Outstanding, End of Period                            --       --        0   20,654    46,791
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.140   $11.453
Accumulation Unit Value, End of Period                                --       --  $11.140  $11.453   $12.143
Number of Units Outstanding, End of Period                            --       --        0        0       443
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.123   $11.829
Accumulation Unit Value, End of Period                                --       --  $11.123  $11.829   $13.045
Number of Units Outstanding, End of Period                            --       --        0    1,160     1,882
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.122  $13.107  $14.140   $14.405
Accumulation Unit Value, End of Period                                --  $13.107  $14.140  $14.405   $15.692
Number of Units Outstanding, End of Period                            --    2,333    3,113    3,081     3,045
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.106   $10.163
Accumulation Unit Value, End of Period                                --       --  $10.106  $10.163   $10.479
Number of Units Outstanding, End of Period                            --       --        0        0     2,424
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000  $12.285  $12.870   $13.262
Accumulation Unit Value, End of Period                                --  $12.285  $12.870  $13.262   $14.032
Number of Units Outstanding, End of Period                            --        9   20,914   38,670    61,345
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.096  $14.248  $16.643   $18.654
Accumulation Unit Value, End of Period                                --  $14.248  $16.643  $18.654   $21.513
Number of Units Outstanding, End of Period                            --    9,390   10,134    9,931     9,862
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.747  $12.970  $13.858   $13.890
Accumulation Unit Value, End of Period                                --  $12.970  $13.858  $13.890   $14.909
Number of Units Outstanding, End of Period                            --    2,243    5,511   12,558    14,922
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.477  $12.646  $13.562   $14.092
Accumulation Unit Value, End of Period                                --  $12.646  $13.562  $14.092   $15.891
Number of Units Outstanding, End of Period                            --    7,342   14,222   16,010    17,395
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.728  $14.677  $17.188   $18.531
Accumulation Unit Value, End of Period                                --  $14.677  $17.188  $18.531   $20.879
Number of Units Outstanding, End of Period                            --    5,903       11   10,676    10,709
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.354  $12.402  $14.554   $16.016
Accumulation Unit Value, End of Period                                --  $12.402  $14.554  $16.016   $16.163
Number of Units Outstanding, End of Period                            --      471    5,712   19,885    38,130
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.262  $12.149  $12.944   $13.035
Accumulation Unit Value, End of Period                                --  $12.149  $12.944  $13.035   $13.735
Number of Units Outstanding, End of Period                            --    4,156   12,373   18,213    20,127
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.765  $12.444  $13.342   $14.024
Accumulation Unit Value, End of Period                                --  $12.444  $13.342  $14.024   $15.553
Number of Units Outstanding, End of Period                            --      211    6,142    4,299     9,975
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.007  $13.518  $14.758   $15.260
Accumulation Unit Value, End of Period                                --  $13.518  $14.758  $15.260   $17.382
Number of Units Outstanding, End of Period                            --   23,098   37,702   36,054    35,269
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $10.247  $11.313  $11.908   $13.246
Accumulation Unit Value, End of Period                                --  $11.313  $11.908  $13.246   $13.380
Number of Units Outstanding, End of Period                            --    3,515   11,928   11,821    11,462
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.881  $13.357  $14.509   $14.698
Accumulation Unit Value, End of Period                                --  $13.357  $14.509  $14.698   $15.963
Number of Units Outstanding, End of Period                            --      430   10,752   12,426    12,108
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.370  $10.452  $10.726   $10.788
Accumulation Unit Value, End of Period                                --  $10.452  $10.726  $10.788   $11.080
Number of Units Outstanding, End of Period                            --    5,277   18,760   23,226    26,139
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.589  $13.395  $15.293   $16.861
Accumulation Unit Value, End of Period                                --  $13.395  $15.293  $16.861   $21.161
Number of Units Outstanding, End of Period                            --    2,497    3,086    3,379     3,337
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.706  $13.004  $14.393   $15.388
Accumulation Unit Value, End of Period                                --  $13.004  $14.393  $15.388   $17.228
Number of Units Outstanding, End of Period                            --      223   13,489   12,443    12,135
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --   $9.950   $9.862   $9.754    $9.828
Accumulation Unit Value, End of Period                                --   $9.862   $9.754   $9.828   $10.081
Number of Units Outstanding, End of Period                            --       83   17,513   21,821    25,126
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $10.993  $13.509  $14.642   $15.827
Accumulation Unit Value, End of Period                                --  $13.509  $14.642  $15.827   $16.883
Number of Units Outstanding, End of Period                            --      710    1,621    1,628     1,195
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.336  $14.587  $16.545   $17.216
Accumulation Unit Value, End of Period                                --  $14.587  $16.545  $17.216   $19.626
Number of Units Outstanding, End of Period                            --    4,908   12,123   12,402    12,815
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $10.855  $13.108  $13.853   $14.295
Accumulation Unit Value, End of Period                                --  $13.108  $13.853  $14.295   $15.636
Number of Units Outstanding, End of Period                            --    2,243    1,181    1,179     1,139
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.696  $12.094  $12.859   $13.142
Accumulation Unit Value, End of Period                                --  $12.094  $12.859  $13.142   $14.453
Number of Units Outstanding, End of Period                            --    8,004   24,201   23,070    22,172
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $11.662  $14.071  $16.812   $17.937
Accumulation Unit Value, End of Period                                --  $14.071  $16.812  $17.937   $22.391
Number of Units Outstanding, End of Period                            --    1,221    1,354    1,348     1,335
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                $15.820   $17.434
Accumulation Unit Value, End of Period                                                      $17.434   $18.066
Number of Units Outstanding, End of Period                                                    3,308     3,271
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.811  $13.574  $12.807   $13.302
Accumulation Unit Value, End of Period                                --  $13.574  $12.807  $13.302   $13.781
Number of Units Outstanding, End of Period                            --    2,540   17,520   16,550    15,275
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                          --   $10.59  $12.410  $11.119   $12.140
Accumulation Unit Value, End of Period                                --   $12.41  $11.119  $12.140   $12.516
Number of Units Outstanding, End of Period                            --    6,136    1,935    1,942     2,371
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.332   $11.593
Accumulation Unit Value, End of Period                                --       --  $11.332  $11.593   $13.219
Number of Units Outstanding, End of Period                            --       --    1,357    1,724     2,462
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.793  $13.367  $14.989   $16.160
Accumulation Unit Value, End of Period                                --  $13.367  $14.989  $16.160   $18.417
Number of Units Outstanding, End of Period                            --    7,791    9,193    9,336     9,638
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000  $10.000   $9.880    $9.944
Accumulation Unit Value, End of Period                                --  $10.000   $9.880   $9.944   $10.179
Number of Units Outstanding, End of Period                            --        0    2,177    2,285     2,291
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                          --   $9.942  $11.749  $12.327   $13.038
Accumulation Unit Value, End of Period                                --  $11.749  $12.327  $13.038   $13.148
Number of Units Outstanding, End of Period                            --    4,096    4,952    4,730     4,528
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $12.306  $13.886  $15.020   $16.551
Accumulation Unit Value, End of Period                                --  $13.886  $15.020  $16.551   $18.020
Number of Units Outstanding, End of Period                            --        0      959      944       933
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.956   $11.560
Accumulation Unit Value, End of Period                                --       --  $10.956  $11.560   $12.788
Number of Units Outstanding, End of Period                            --       --        0       89       391
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.752   $12.226
Accumulation Unit Value, End of Period                                --       --  $10.752  $12.226   $12.507
Number of Units Outstanding, End of Period                            --       --   12,971   12,087    12,478
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.727   $12.172
Accumulation Unit Value, End of Period                                --       --  $10.727  $12.172   $12.417
Number of Units Outstanding, End of Period                            --       --    1,617    2,440     2,529
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000  $10.000  $11.081   $12.192
Accumulation Unit Value, End of Period                                --  $10.000  $11.081  $12.192   $14.558
Number of Units Outstanding, End of Period                            --        0    1,186    1,189     1,284
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --    $9.823
Number of Units Outstanding, End of Period                            --       --       --       --       862
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000  $13.580  $15.872   $17.606
Accumulation Unit Value, End of Period                                --  $13.580  $15.872  $17.606   $19.348
Number of Units Outstanding, End of Period                            --    4,569    5,824    5,684     5,546
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.295   $12.465
Accumulation Unit Value, End of Period                                --       --  $11.295  $12.465   $14.784
Number of Units Outstanding, End of Period                            --       --   11,200   10,949    10,939
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.288   $12.440
Accumulation Unit Value, End of Period                                --       --  $11.288  $12.440   $14.745
Number of Units Outstanding, End of Period                            --       --    1,358    7,271    12,303
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $11.394  $14.524  $19.419   $22.279
Accumulation Unit Value, End of Period                                --  $14.524  $19.419  $22.279   $30.139
Number of Units Outstanding, End of Period                            --    2,370    6,415    7,556     6,875

* The Allstate Advisor Contracts were first offered with the MAV Death Benefit
Option at 0.15% and with the Earnings Protection Death Benefit on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With the MAV Death Benefit Option, or the Enhanced Beneficiary
Protection (Annual Increase) Option, either added prior to May 1, 2003, and the
Earnings Protection Death Benefit Option (age 71-79)) or (With the Enhanced
Beneficiary Protection (Annual Increase) Option, added or on or after May 1,
2003, and the Earnings Protection Death Benefit Option (age 0-70) or (With the
MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase)
Option, both added prior to May 1, 2003, and the Earnings Protection Death
Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,         2002    2003    2004     2005         2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --      $10.000
Accumulation Unit Value, End of Period                               --      --      --       --      $10.252
Number of Units Outstanding, End of Period                           --      --      --       --            0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --      $10.000
Accumulation Unit Value, End of Period                               --      --      --       --      $10.444
Number of Units Outstanding, End of Period                           --      --      --       --            0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --      $10.000
Accumulation Unit Value, End of Period                               --      --      --       --      $10.473
Number of Units Outstanding, End of Period                           --      --      --       --            0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --      $10.000
Accumulation Unit Value, End of Period                               --      --      --       --      $10.482
Number of Units Outstanding, End of Period                           --      --      --       --            0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --      $10.000
Accumulation Unit Value, End of Period                               --      --      --       --      $10.335
Number of Units Outstanding, End of Period                           --      --      --       --            0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --      $10.000
Accumulation Unit Value, End of Period                               --      --      --       --       $9.729
Number of Units Outstanding, End of Period                           --      --      --       --            0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --      $10.000
Accumulation Unit Value, End of Period                               --      --      --       --      $10.805
Number of Units Outstanding, End of Period                           --      --      --       --            0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --      $10.000
Accumulation Unit Value, End of Period                               --      --      --       --       $9.862
Number of Units Outstanding, End of Period                           --      --      --       --            0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.847 $13.384  $14.532      $14.767
Accumulation Unit Value, End of Period                          $10.847 $13.384 $14.532  $14.767      $16.925
Number of Units Outstanding, End of Period                            0  25,501  29,585   30,396        1,716
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.221      $11.192
Accumulation Unit Value, End of Period                               --      -- $11.221  $11.192      $12.991
Number of Units Outstanding, End of Period                           --      --       0        0            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.519      $10.435
Accumulation Unit Value, End of Period                               --      -- $10.519  $10.435      $11.360
Number of Units Outstanding, End of Period                           --      --       0    1,715            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.531 $15.535  $16.999      $17.486
Accumulation Unit Value, End of Period                          $11.531 $15.535 $16.999  $17.486      $18.658
Number of Units Outstanding, End of Period                            0   4,748   4,616    4,729        4,800
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.222 $14.554  $17.679      $18.876
Accumulation Unit Value, End of Period                          $11.222 $14.554 $17.679  $18.876      $21.676
Number of Units Outstanding, End of Period                          164  19,628  22,182   20,132            0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.235      $10.289
Accumulation Unit Value, End of Period                               --      -- $10.235  $10.289      $10.506
Number of Units Outstanding, End of Period                           --      --   2,728    2,586            0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --      $10.000
Accumulation Unit Value, End of Period                               --      --      --       --      $11.000
Number of Units Outstanding, End of Period                           --      --      --       --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.321 $12.680  $14.018      $15.213
Accumulation Unit Value, End of Period                          $10.321 $12.680 $14.018  $15.213      $17.679
Number of Units Outstanding, End of Period                          388  14,375  23,641   28,867        1,324
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.229 $16.865  $20.645      $25.825
Accumulation Unit Value, End of Period                          $11.229 $16.865 $20.645  $25.825      $32.472
Number of Units Outstanding, End of Period                            0   6,291   7,672    7,674            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.472 $13.591  $15.812      $17.101
Accumulation Unit Value, End of Period                          $10.472 $13.591 $15.812  $17.101      $20.387
Number of Units Outstanding, End of Period                            0  13,856  17,001   16,727            0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.718 $12.881  $14.507      $13.803
Accumulation Unit Value, End of Period                          $10.718 $12.881 $14.507  $13.803      $15.280
Number of Units Outstanding, End of Period                            0   5,472   1,476    1,470        1,463
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.905      $11.449
Accumulation Unit Value, End of Period                               --      -- $10.905  $11.449      $12.884
Number of Units Outstanding, End of Period                           --      --       0        0            0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.356      $10.299
Accumulation Unit Value, End of Period                               --      -- $10.356  $10.299      $11.053
Number of Units Outstanding, End of Period                           --      --   2,730    9,897            0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.889      $11.036
Accumulation Unit Value, End of Period                               --      -- $10.889  $11.036      $12.705
Number of Units Outstanding, End of Period                           --      --       0    1,300            0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.137      $11.438
Accumulation Unit Value, End of Period                               --      -- $11.137  $11.438      $12.115
Number of Units Outstanding, End of Period                           --      --       0        0            0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.120      $11.814
Accumulation Unit Value, End of Period                               --      -- $11.120  $11.814      $13.015
Number of Units Outstanding, End of Period                           --      --       0    2,147            0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.693 $13.087  $14.105      $14.354
Accumulation Unit Value, End of Period                          $10.693 $13.087 $14.101  $14.354      $15.621
Number of Units Outstanding, End of Period                          834  15,387  15,028   13,893            0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.104      $10.150
Accumulation Unit Value, End of Period                               --      -- $10.104  $10.150      $10.455
Number of Units Outstanding, End of Period                           --      --       0    1,352            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $12.277  $12.848      $13.226
Accumulation Unit Value, End of Period                               -- $12.277 $12.848  $13.226      $13.980
Number of Units Outstanding, End of Period                           --   1,965   4,586    5,866        2,050
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.145 $14.227  $16.601      $18.588
Accumulation Unit Value, End of Period                          $10.145 $14.227 $16.601  $18.588      $21.415
Number of Units Outstanding, End of Period                           12   4,893   6,198    5,790          276
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.658 $12.951  $13.823      $13.841
Accumulation Unit Value, End of Period                          $10.658 $12.951 $13.823  $13.841      $14.841
Number of Units Outstanding, End of Period                            0  10,677  11,354   11,248          756
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.174 $12.627  $13.528      $14.042
Accumulation Unit Value, End of Period                          $10.174 $12.627 $13.528  $14.042      $15.819
Number of Units Outstanding, End of Period                            0  22,649  25,357   24,086            0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.350 $14.655  $17.145      $18.465
Accumulation Unit Value, End of Period                          $10.350 $14.655 $17.145  $18.465      $20.784
Number of Units Outstanding, End of Period                            0  21,064  20,729   21,406            0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.057 $12.384  $14.518      $15.959
Accumulation Unit Value, End of Period                          $10.057 $12.384 $14.518  $15.959      $16.090
Number of Units Outstanding, End of Period                            0   2,301   2,385    2,909            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.548 $12.130  $12.911      $12.989
Accumulation Unit Value, End of Period                          $10.548 $12.130 $12.911  $12.989      $13.673
Number of Units Outstanding, End of Period                          302  35,344  32,182   30,638            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.384 $12.425  $13.308      $13.975
Accumulation Unit Value, End of Period                          $10.384 $12.425 $13.308  $13.975      $15.482
Number of Units Outstanding, End of Period                          337   3,074   3,059    3,044            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.794 $13.497  $14.721      $15.207
Accumulation Unit Value, End of Period                          $10.794 $13.497 $14.721  $15.207      $17.303
Number of Units Outstanding, End of Period                          105  20,027  23,045   20,975            0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $9.720 $11.296  $11.878      $13.199
Accumulation Unit Value, End of Period                           $9.720 $11.296 $11.878  $13.199      $13.319
Number of Units Outstanding, End of Period                          349   4,801   5,146    4,026            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.737 $13.337  $14.472      $14.646
Accumulation Unit Value, End of Period                          $10.737 $13.337 $14.472  $14.646      $15.891
Number of Units Outstanding, End of Period                            0   3,121   4,076    3,614            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.182 $10.436  $10.699      $10.750
Accumulation Unit Value, End of Period                          $10.182 $10.436 $10.699  $10.750      $11.030
Number of Units Outstanding, End of Period                        5,847  45,841  45,527   37,275            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.601 $13.374  $15.254      $16.801
Accumulation Unit Value, End of Period                          $10.601 $13.374 $15.254  $16.801      $21.065
Number of Units Outstanding, End of Period                          508  17,290  18,503   17,729            0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.404 $12.984  $14.356      $15.334
Accumulation Unit Value, End of Period                          $10.404 $12.984 $14.356  $15.334      $17.150
Number of Units Outstanding, End of Period                            0   9,477   8,897    5,866            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $9.981  $9.847   $9.730       $9.793
Accumulation Unit Value, End of Period                           $9.981  $9.847  $9.730   $9.793      $10.036
Number of Units Outstanding, End of Period                        9,925  15,127  11,772   18,098            0
Putnam VT New Opportunities Sub-Account (3)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.375 $13.488  $14.605      $15.771
Accumulation Unit Value, End of Period                          $10.375 $13.488 $14.605  $15.771      $16.807
Number of Units Outstanding, End of Period                            0   1,156   1,096      997            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.200 $14.565  $16.503      $17.155
Accumulation Unit Value, End of Period                          $11.200 $14.565 $16.503  $17.155      $19.537
Number of Units Outstanding, End of Period                           22   1,109   2,792    4,975            0
Putnam VT Research Sub-Account (3)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.639 $13.088  $13.818      $14.245
Accumulation Unit Value, End of Period                          $10.639 $13.088 $13.818  $14.245      $15.565
Number of Units Outstanding, End of Period                            0   6,228   2,716    2,689            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.511 $12.076  $12.827      $13.095
Accumulation Unit Value, End of Period                          $10.511 $12.076 $12.827  $13.095      $14.387
Number of Units Outstanding, End of Period                          428      19  20,695   17,545            0
Putnam VT Utilities Growth and Income Sub-Account (3)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.466 $14.049  $16.770      $17.874
Accumulation Unit Value, End of Period                          $11.466 $14.049 $16.770  $17.874      $22.289
Number of Units Outstanding, End of Period                            0   1,804   2,488    2,334            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.369 $13.554  $15.780      $17.373
Accumulation Unit Value, End of Period                          $10.369 $13.554 $15.780  $17.373      $17.983
Number of Units Outstanding, End of Period                          174   8,901   9,362    8,609            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.106 $12.391  $12.775      $13.254
Accumulation Unit Value, End of Period                          $10.106 $12.391 $12.775  $13.254      $13.718
Number of Units Outstanding, End of Period                          854  27,268  30,818   26,194            0
Van Kampen LIT Aggressive Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.111      $12.119
Accumulation Unit Value, End of Period                               --      -- $11.111  $12.119      $12.482
Number of Units Outstanding, End of Period                           --      --   4,549    4,454            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.324      $11.573
Accumulation Unit Value, End of Period                               --      -- $11.324  $11.573      $13.184
Number of Units Outstanding, End of Period                           --      --       0      644            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $9.407 $11.731  $12.295
Accumulation Unit Value, End of Period                           $9.407 $11.731 $12.295  $12.992
Number of Units Outstanding, End of Period                            0  21,048  23,715   25,377
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.649 $13.347  $14.951      $16.103
Accumulation Unit Value, End of Period                          $10.649 $13.347 $14.951  $16.103      $18.333
Number of Units Outstanding, End of Period                          201  16,774  16,725   18,344          316
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000   $9.870       $9.924
Accumulation Unit Value, End of Period                               -- $10.000  $9.870   $9.924      $10.148
Number of Units Outstanding, End of Period                           --       0   5,465    1,859            0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.056 $13.865  $14.982      $16.492
Accumulation Unit Value, End of Period                          $11.056 $13.865 $14.982  $16.492      $17.939
Number of Units Outstanding, End of Period                            0   1,242   2,117      518            0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.948      $11.540
Accumulation Unit Value, End of Period                               --      -- $10.948  $11.540      $12.753
Number of Units Outstanding, End of Period                           --      --       0    1,258            0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.745      $12.205
Accumulation Unit Value, End of Period                               --      -- $10.745  $12.205      $12.473
Number of Units Outstanding, End of Period                           --      --  10,385    4,057        9,634
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.720      $12.152
Accumulation Unit Value, End of Period                               --      -- $10.720  $12.152      $12.383
Number of Units Outstanding, End of Period                           --      --     536      532            0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000  $11.069      $12.168
Accumulation Unit Value, End of Period                               -- $10.000 $11.069  $12.168      $14.514
Number of Units Outstanding, End of Period                           --       0   2,657    3,726            0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --      --      --       --      $10.000
Accumulation Unit Value, End of Period                               --      --      --       --       $9.816
Number of Units Outstanding, End of Period                           --      --      --       --            0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $13.570  $15.845      $17.558
Accumulation Unit Value, End of Period                               -- $13.570 $15.845  $17.558      $19.276
Number of Units Outstanding, End of Period                           --     104   2,501    1,521            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.287      $12.444
Accumulation Unit Value, End of Period                               --      -- $11.287  $12.444      $14.744
Number of Units Outstanding, End of Period                           --      --  10,929    5,922        5,871
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.281      $12.419
Accumulation Unit Value, End of Period                               --      -- $11.281  $12.419      $14.705
Number of Units Outstanding, End of Period                           --      --   1,976    1,976            0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.697 $14.502  $19.370      $22.200
Accumulation Unit Value, End of Period                          $10.697 $14.502 $19.370  $22.200      $30.002
Number of Units Outstanding, End of Period                          675  10,447  12,089   11,053            0


* The Allstate Advisor Contracts were first offered with the MAV Death Benefit
Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at
0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van
Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van
Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large
Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett
Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett
Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and
Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class
2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and
Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With MAV Death Benefit Option, added on or after May 1, 2003, and the
Earnings Protection Death Benefit Option (age 71-79)) or (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary
Protection (Annual Increase) Option, added prior to May 1, 2003, and the
Earnings Protection Death Benefit Option (age 0-70))


For the Years Beginning January 1* and Ending December 31,         2002    2003    2004      2005   2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --        --$10.000
Accumulation Unit Value, End of Period                               --      --      --        --$10.249
Number of Units Outstanding, End of Period                           --      --      --        --      0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --        --$10.000
Accumulation Unit Value, End of Period                               --      --      --        --$10.440
Number of Units Outstanding, End of Period                           --      --      --        --      0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --        --$10.000
Accumulation Unit Value, End of Period                               --      --      --        --$10.470
Number of Units Outstanding, End of Period                           --      --      --        --      0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --        --$10.000
Accumulation Unit Value, End of Period                               --      --      --        --$10.479
Number of Units Outstanding, End of Period                           --      --      --        --      0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --        --$10.000
Accumulation Unit Value, End of Period                               --      --      --        --$10.331
Number of Units Outstanding, End of Period                           --      --      --        --      0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --        --$10.000
Accumulation Unit Value, End of Period                               --      --      --        -- $9.726
Number of Units Outstanding, End of Period                           --      --      --        --      0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --        --$10.000
Accumulation Unit Value, End of Period                               --      --      --        --$10.802
Number of Units Outstanding, End of Period                           --      --      --        --      0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --        --$10.000
Accumulation Unit Value, End of Period                               --      --      --        -- $9.858
Number of Units Outstanding, End of Period                           --      --      --        --      0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.707 $13.380   $14.520$14.747
Accumulation Unit Value, End of Period                               -- $13.380 $14.520   $14.747$16.894
Number of Units Outstanding, End of Period                           --   7,669  11,087    11,180      0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $11.217$11.183
Accumulation Unit Value, End of Period                               --      -- $11.217   $11.183$12.973
Number of Units Outstanding, End of Period                           --      --   1,596     1,652      0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $10.517$10.428
Accumulation Unit Value, End of Period                               --      -- $10.517   $10.428$11.347
Number of Units Outstanding, End of Period                           --      --       0         0      0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.830 $15.530   $16.985$17.463
Accumulation Unit Value, End of Period                               -- $15.530 $16.985   $17.463$18.623
Number of Units Outstanding, End of Period                           --       0      36        36     34
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.048 $14.549   $17.664$18.850
Accumulation Unit Value, End of Period                               -- $14.549 $17.664   $18.850$21.636
Number of Units Outstanding, End of Period                           --   1,133   3,200     3,196      0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $10.232$10.280
Accumulation Unit Value, End of Period                               --      -- $10.232   $10.280$10.492
Number of Units Outstanding, End of Period                           --      --     687       987      0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --      --      --        --$10.000
Accumulation Unit Value, End of Period                               --      --      --        --$10.996
Number of Units Outstanding, End of Period                           --      --      --        --      0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.608 $12.675   $14.006$15.193
Accumulation Unit Value, End of Period                               -- $12.675 $14.006   $15.193$17.646
Number of Units Outstanding, End of Period                           --   3,761   8,153     7,445      0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.684 $16.859   $20.628$25.790
Accumulation Unit Value, End of Period                               -- $16.859 $20.628   $25.790$32.412
Number of Units Outstanding, End of Period                           --       0     259       218      0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.385 $13.586   $15.799$17.078
Accumulation Unit Value, End of Period                               -- $13.586 $15.799   $17.078$20.349
Number of Units Outstanding, End of Period                           --       0      34        24      0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.592 $12.877   $14.495$13.784
Accumulation Unit Value, End of Period                               -- $12.877 $14.495   $13.784$15.251
Number of Units Outstanding, End of Period                           --       0     136       183    214
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $10.904$11.442
Accumulation Unit Value, End of Period                               --      -- $10.904   $11.442$12.870
Number of Units Outstanding, End of Period                           --      --       0         0      0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $10.355$10.292
Accumulation Unit Value, End of Period                               --      -- $10.355   $10.292$11.040
Number of Units Outstanding, End of Period                           --      --       0         0      0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $10.888$11.029
Accumulation Unit Value, End of Period                               --      -- $10.888   $11.029$12.691
Number of Units Outstanding, End of Period                           --      --     892     3,068      0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $11.136$11.431
Accumulation Unit Value, End of Period                               --      -- $11.136   $11.431$12.101
Number of Units Outstanding, End of Period                           --      --       0         0      0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $11.119$11.806
Accumulation Unit Value, End of Period                               --      -- $11.119   $11.806$13.001
3Number of Units Outstanding, End of Period                          --      --       0         0      0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.113 $13.083   $14.093$14.335
Accumulation Unit Value, End of Period                               -- $13.083 $14.093   $14.335$15.592
Number of Units Outstanding, End of Period                           --       0   2,149     2,160      0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $10.102$10.143
Accumulation Unit Value, End of Period                               --      -- $10.102   $10.143$10.443
Number of Units Outstanding, End of Period                           --      --       0         0      0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $12.273   $12.837$13.208
Accumulation Unit Value, End of Period                               -- $12.273 $12.837   $13.208$13.954
Number of Units Outstanding, End of Period                           --   2,574   4,994     5,216      0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.087 $14.222   $16.587$18.563
Accumulation Unit Value, End of Period                               -- $14.222 $16.587   $18.563$21.375
Number of Units Outstanding, End of Period                           --       0   2,015     1,996      0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.737 $12.946   $13.811$13.822
Accumulation Unit Value, End of Period                               -- $12.946 $13.811   $13.822$14.813
Number of Units Outstanding, End of Period                           --   3,913   7,014     6,093      0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.468 $12.623   $13.517$14.023
Accumulation Unit Value, End of Period                               -- $12.623 $13.517   $14.023$15.790
Number of Units Outstanding, End of Period                           --   1,641   1,529     3,233      0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.719 $14.650   $17.130$18.440
Accumulation Unit Value, End of Period                               -- $14.650 $17.130   $18.440$20.745
Number of Units Outstanding, End of Period                           --   1,111   1,779     1,771      0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.345 $12.379   $14.505$15.938
Accumulation Unit Value, End of Period                               -- $12.379 $14.505   $15.938$16.060
Number of Units Outstanding, End of Period                           --   1,874       0         0      0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.252 $12.126   $12.900$12.971
Accumulation Unit Value, End of Period                               -- $12.126 $12.900   $12.971$13.647
Number of Units Outstanding, End of Period                           --       0   5,292     1,969      0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.757 $12.421   $13.297$13.956
Accumulation Unit Value, End of Period                               -- $12.421 $13.297   $13.956$15.453
Number of Units Outstanding, End of Period                           --       0     779     2,489      0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.998 $13.493   $14.709$15.186
Accumulation Unit Value, End of Period                               -- $13.493 $14.709   $15.186$17.270
Number of Units Outstanding, End of Period                           --       0   3,218     1,620      0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.238 $11.292   $11.868$13.181
Accumulation Unit Value, End of Period                               -- $11.292 $11.868   $13.181$13.294
Number of Units Outstanding, End of Period                           --       0     562       562      0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.871 $13.333   $14.460$14.626
Accumulation Unit Value, End of Period                               -- $13.333 $14.460   $14.626$15.861
Number of Units Outstanding, End of Period                           --       0     694       709      0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.361 $10.433   $10.689$10.736
Accumulation Unit Value, End of Period                               -- $10.433 $10.689   $10.736$11.009
Number of Units Outstanding, End of Period                           --       0   5,825     3,625      0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.589 $13.370   $15.242$16.778
Accumulation Unit Value, End of Period                               -- $13.370 $15.242   $16.778$21.025
Number of Units Outstanding, End of Period                           --       0       0         0      0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.697 $12.980   $14.344$15.313
Accumulation Unit Value, End of Period                               -- $12.980 $14.344   $15.313$17.118
Number of Units Outstanding, End of Period                           --       0       0         0      0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.942  $9.844    $9.721 $9.779
Accumulation Unit Value, End of Period                               --  $9.844  $9.721    $9.779$10.017
Number of Units Outstanding, End of Period                           --       0   4,565     2,690      0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.984 $13.484   $14.592$15.750
Accumulation Unit Value, End of Period                               -- $13.484 $14.592   $15.750$16.775
Number of Units Outstanding, End of Period                           --       0       0         0      0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.326 $14.560   $16.489$17.132
Accumulation Unit Value, End of Period                               -- $14.560 $16.489   $17.132$19.501
Number of Units Outstanding, End of Period                           --       0   2,305     2,353      0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.846 $13.083   $13.807$14.225
Accumulation Unit Value, End of Period                               -- $13.083 $13.807   $14.225$15.536
Number of Units Outstanding, End of Period                           --       0       0         0      0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.687 $12.072   $12.816$13.077
Accumulation Unit Value, End of Period                               -- $12.072 $12.816   $13.077$14.360
Number of Units Outstanding, End of Period                           --       0     752     4,037      0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $11.652 $14.045   $16.755$17.849
Accumulation Unit Value, End of Period                               -- $14.045 $16.755   $17.849$22.247
Number of Units Outstanding, End of Period                           --       0       0         0      0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.803 $13.549   $15.767$17.349
Accumulation Unit Value, End of Period                               -- $13.549 $15.767   $17.349$17.950
Number of Units Outstanding, End of Period                           --       0       0         0      0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.583 $12.387   $12.764$13.237
Accumulation Unit Value, End of Period                               -- $12.387 $12.764   $13.237$13.693
Number of Units Outstanding, End of Period                           --   2,071       0         0      0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $11.107$12.109
Accumulation Unit Value, End of Period                               --      -- $11.107   $12.109$12.465
Number of Units Outstanding, End of Period                           --      --       0         0      0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $11.320$11.563
Accumulation Unit Value, End of Period                               --      -- $11.320   $11.563$13.166
Number of Units Outstanding, End of Period                           --      --      72       118      0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.784 $13.342   $14.938$16.081
Accumulation Unit Value, End of Period                               -- $13.342 $14.938   $16.081$18.299
Number of Units Outstanding, End of Period                           --       0   1,959     1,800      0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000    $9.865 $9.914
Accumulation Unit Value, End of Period                               -- $10.000  $9.865    $9.914$10.133
Number of Units Outstanding, End of Period                           --       0   3,073       885      0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.934 $11.727   $12.285$12.974
Accumulation Unit Value, End of Period                               -- $11.727 $12.285   $12.974$13.064
Number of Units Outstanding, End of Period                           --       0     436       434      0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $12.295 $13.861   $14.969$16.470
Accumulation Unit Value, End of Period                               -- $13.861 $14.969   $16.470$17.905
Number of Units Outstanding, End of Period                           --     899     106       174      0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $10.944$11.531
Accumulation Unit Value, End of Period                               --      -- $10.944   $11.531$12.736
Number of Units Outstanding, End of Period                           --      --       0         0      0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $10.741$12.195
Accumulation Unit Value, End of Period                               --      -- $10.741   $12.195$12.456
Number of Units Outstanding, End of Period                           --      --   1,949     1,386  1,459
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $10.716$12.142
Accumulation Unit Value, End of Period                               --      -- $10.716   $12.142$12.367
Number of Units Outstanding, End of Period                           --      --     906     2,976  3,087
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000   $11.064$12.142
Accumulation Unit Value, End of Period                               -- $10.000 $11.064   $12.155$12.367
Number of Units Outstanding, End of Period                           --       0       0         0      0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --      --      --        --$12.155
Accumulation Unit Value, End of Period                               --      --      --        --$14.491
Number of Units Outstanding, End of Period                           --      --      --        --      0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $13.566   $15.831$10.000
Accumulation Unit Value, End of Period                               -- $13.566 $15.831   $17.534 $9.813
Number of Units Outstanding, End of Period                           --       0       0         0      0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $11.283$17.534
Accumulation Unit Value, End of Period                               --      -- $11.283   $12.433$19.240
Number of Units Outstanding, End of Period                           --      --     225       262      0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000   $11.277$12.408
Accumulation Unit Value, End of Period                               --      -- $11.277   $12.408$14.685
Number of Units Outstanding, End of Period                           --      --   1,055     1,073      0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $11.385 $14.497   $19.354$22.170
Accumulation Unit Value, End of Period                               -- $14.497 $19.354   $22.170$29.946
Number of Units Outstanding, End of Period                           --       0   1,331       313      0

* The Allstate Advisor Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002, the MAV Death Benefit
Option at 0.20% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for each Variable Sub-Account since Contracts were first offered* (with the MAV Death Benefit Option, the Enhanced Beneficiary Protection
(Annual Increase) Option, both added prior to May 1, 2003, and the Earnings
Protection Death Benefit Option (Age 71-79)) or (with the Enhanced Beneficiary
Protection (Annual Increase) Option, added on or after May 1, 2003, and the
Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death
Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection
(Annual Increase) Option, added on or after May 1, 2003, and the Earnings
Protection Death Benefit Option (Age 0-70))

For the Years Beginning January 1* and Ending December 31,          2002     2003     2004     2005      2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.242
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.433
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.463
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.472
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.324
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --    $9.720
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.794
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --    $9.852
Number of Units Outstanding, End of Period                            --       --       --       --         0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.844  $13.359  $14.483   $14.695
Accumulation Unit Value, End of Period                           $10.844  $13.359  $14.483  $14.695   $16.817
Number of Units Outstanding, End of Period                           570    5,100    5,910    5,709         0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.210   $11.164
Accumulation Unit Value, End of Period                                --       --  $11.210  $11.164   $12.938
Number of Units Outstanding, End of Period                            --       --        0        0         0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.515   $10.415
Accumulation Unit Value, End of Period                                --       --  $10.515  $10.415   $11.321
Number of Units Outstanding, End of Period                            --       --        0        0         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.528  $15.507  $16.942   $17.401
Accumulation Unit Value, End of Period                           $11.528  $15.507  $16.942  $17.401   $18.538
Number of Units Outstanding, End of Period                           399      399      399      399       399
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.218  $14.527  $17.619   $18.784
Accumulation Unit Value, End of Period                           $11.218  $14.527  $17.619  $18.784   $21.537
Number of Units Outstanding, End of Period                             0      336      688      881         0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.225   $10.263
Accumulation Unit Value, End of Period                                --       --  $10.225  $10.263   $10.463
Number of Units Outstanding, End of Period                            --       --        0        0         0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.989
Number of Units Outstanding, End of Period                            --       --       --       --         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.318  $12.656  $13.971   $15.139
Accumulation Unit Value, End of Period                           $10.318  $12.656  $13.971  $15.139   $17.566
Number of Units Outstanding, End of Period                           598    5,774    6,696    6,325         0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.226  $16.833  $20.576   $25.699
Accumulation Unit Value, End of Period                           $11.226  $16.833  $20.576  $25.699   $32.264
Number of Units Outstanding, End of Period                             0        0        0        0         0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.468  $13.565  $15.759   $17.017
Accumulation Unit Value, End of Period                           $10.468  $13.565  $15.759  $17.017   $20.256
Number of Units Outstanding, End of Period                             0    3,988    4,036    3,722         0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.714  $12.857  $14.458   $13.735
Accumulation Unit Value, End of Period                           $10.714  $12.857  $14.458  $13.735   $15.182
Number of Units Outstanding, End of Period                             0        0        0        0         0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.901   $11.427
Accumulation Unit Value, End of Period                                --       --  $10.901  $11.427   $12.840
Number of Units Outstanding, End of Period                            --       --        0        0         0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.352   $10.279
Accumulation Unit Value, End of Period                                --       --  $10.352  $10.279   $11.015
Number of Units Outstanding, End of Period                            --       --        0        0         0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.885   $11.015
Accumulation Unit Value, End of Period                                --       --  $10.885  $11.015   $12.662
Number of Units Outstanding, End of Period                            --       --        0        0         0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.133   $11.417
Accumulation Unit Value, End of Period                                --       --  $11.133  $11.417   $12.073
Number of Units Outstanding, End of Period                            --       --        0        0         0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.116   $11.791
Accumulation Unit Value, End of Period                                --       --  $11.116  $11.791   $12.971
Number of Units Outstanding, End of Period                            --       --        0        0         0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.689  $13.063  $14.057   $14.284
Accumulation Unit Value, End of Period                           $10.689  $13.063  $14.057  $14.284   $15.521
Number of Units Outstanding, End of Period                             0    9,972    9,972    9,972         0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.100   $10.130
Accumulation Unit Value, End of Period                                --       --  $10.100  $10.130   $10.419
Number of Units Outstanding, End of Period                            --       --        0        0         0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000  $12.264  $12.815   $13.172
Accumulation Unit Value, End of Period                                --  $12.264  $12.815  $13.172   $13.902
Number of Units Outstanding, End of Period                            --        0        0        0         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.141  $14.200  $16.545   $18.497
Accumulation Unit Value, End of Period                           $10.141  $14.200  $16.545  $18.497   $21.278
Number of Units Outstanding, End of Period                             0   10,141        0        0         0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.654  $12.927  $13.776   $13.773
Accumulation Unit Value, End of Period                           $10.654  $12.927  $13.776  $13.773   $14.746
Number of Units Outstanding, End of Period                             0    2,095    2,792    2,733         0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.170  $12.604  $13.482   $13.974
Accumulation Unit Value, End of Period                           $10.170  $12.604  $13.482  $13.974   $15.718
Number of Units Outstanding, End of Period                           596    3,563    3,511    3,184         0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.347  $14.628  $17.087   $18.375
Accumulation Unit Value, End of Period                           $10.347  $14.628  $17.087  $18.375   $20.650
Number of Units Outstanding, End of Period                             0        0        0        0         0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.054  $12.361  $14.469   $15.881
Accumulation Unit Value, End of Period                           $10.054  $12.361  $14.469  $15.881   $15.986
Number of Units Outstanding, End of Period                             0        0        0        0         0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.544  $12.108  $12.868   $12.925
Accumulation Unit Value, End of Period                           $10.544  $12.108  $12.868  $12.925   $13.585
Number of Units Outstanding, End of Period                         1,559   10,907   10,785   10,174         0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.381  $12.402  $13.263   $13.906
Accumulation Unit Value, End of Period                           $10.381  $12.402  $13.263  $13.906   $15.383
Number of Units Outstanding, End of Period                             0        0        0        0         0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.791  $13.472  $14.671   $15.132
Accumulation Unit Value, End of Period                           $10.791  $13.472  $14.671  $15.132   $17.192
Number of Units Outstanding, End of Period                           665    2,374    2,098    1,909         0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000   $9.717  $11.275  $11.838   $13.135
Accumulation Unit Value, End of Period                            $9.717  $11.275  $11.838  $13.135   $13.234
Number of Units Outstanding, End of Period                             0      435      517      494         0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.734  $13.312  $14.423   $14.575
Accumulation Unit Value, End of Period                           $10.734  $13.312  $14.423  $14.575   $15.789
Number of Units Outstanding, End of Period                             0    1,989    1,588    1,337         0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.178  $10.417  $10.662   $10.697
Accumulation Unit Value, End of Period                           $10.178  $10.417  $10.662  $10.697   $10.959
Number of Units Outstanding, End of Period                           998    5,803    5,972    5,397         0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.597  $13.350  $15.203   $16.719
Accumulation Unit Value, End of Period                           $10.597  $13.350  $15.203  $16.719   $20.930
Number of Units Outstanding, End of Period                         1,034    2,219    2,124    2,075         0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.400  $12.960  $14.308   $15.259
Accumulation Unit Value, End of Period                           $10.400  $12.960  $14.308  $15.259   $17.040
Number of Units Outstanding, End of Period                             0        0        0        0         0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000   $9.978   $9.829   $9.697    $9.745
Accumulation Unit Value, End of Period                            $9.978   $9.829   $9.697   $9.745    $9.971
Number of Units Outstanding, End of Period                           618    2,196    4,978    5,180         0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.372  $13.463  $14.556   $15.694
Accumulation Unit Value, End of Period                           $10.372  $13.463  $14.556  $15.694   $16.699
Number of Units Outstanding, End of Period                             0        0        0        0         0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.197  $14.538  $16.447   $17.071
Accumulation Unit Value, End of Period                           $11.197  $14.538  $16.447  $17.071   $19.412
Number of Units Outstanding, End of Period                             0        0      250      390         0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.635  $13.064  $13.772   $14.175
Accumulation Unit Value, End of Period                           $10.635  $13.064  $13.772  $14.175   $15.465
Number of Units Outstanding, End of Period                             0        0        0        0         0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.508  $12.054  $12.784   $13.031
Accumulation Unit Value, End of Period                           $10.508  $12.054  $12.784  $13.031   $14.295
Number of Units Outstanding, End of Period                           586    3,964    3,935    3,624         0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.462  $14.023  $16.713   $17.786
Accumulation Unit Value, End of Period                           $11.462  $14.023  $16.713  $17.786   $22.146
Number of Units Outstanding, End of Period                             0        0        0        0         0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.365  $13.529  $15.727   $17.288
Accumulation Unit Value, End of Period                           $10.365  $13.529  $15.702  $17.288   $17.868
Number of Units Outstanding, End of Period                           447      781      702      689         0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.102  $12.368  $12.732   $13.190
Accumulation Unit Value, End of Period                           $10.102  $12.368  $12.732  $13.190   $13.631
Number of Units Outstanding, End of Period                         1,286    2,506    2,629    2,633         0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.100   $12.088
Accumulation Unit Value, End of Period                                --       --  $11.100  $12.088   $12.432
Number of Units Outstanding, End of Period                            --       --        0        0         0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.312   $11.544
Accumulation Unit Value, End of Period                                --       --  $11.312  $11.544   $13.130
Number of Units Outstanding, End of Period                            --       --      363      579         0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.646  $13.322  $14.901   $16.024
Accumulation Unit Value, End of Period                           $10.646  $13.322  $14.901  $16.024   $18.215
Number of Units Outstanding, End of Period                             0        0    1,504    1,768         0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000  $10.000   $9.855    $9.894
Accumulation Unit Value, End of Period                                --  $10.000   $9.855   $9.894   $10.102
Number of Units Outstanding, End of Period                            --        0        0        0         0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000   $9.404  $11.709  $12.254   $12.928
Accumulation Unit Value, End of Period                            $9.404  $11.709  $12.254  $12.928   $13.004
Number of Units Outstanding, End of Period                             0        0      838    1,232         0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.052  $13.840  $14.932   $16.411
Accumulation Unit Value, End of Period                           $11.052  $13.840  $14.932  $16.411   $17.824
Number of Units Outstanding, End of Period                             0        0        0        0         0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.937   $11.511
Accumulation Unit Value, End of Period                                --       --  $10.937  $11.511   $12.702
Number of Units Outstanding, End of Period                            --       --        0        0         0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.734   $10.734
Accumulation Unit Value, End of Period                                --       --  $10.734  $12.174   $12.422
Number of Units Outstanding, End of Period                            --       --    1,982    1,587     1,231
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.709   $10.709
Accumulation Unit Value, End of Period                                --       --  $10.709  $12.121   $12.333
Number of Units Outstanding, End of Period                            --       --        0        0         0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000  $10.000  $11.052   $12.131
Accumulation Unit Value, End of Period                                --  $10.000  $11.052  $12.131   $14.447
Number of Units Outstanding, End of Period                            --        0        0        0         0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --    $9.806
Number of Units Outstanding, End of Period                            --       --       --       --         0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000  $13.556  $15.804   $17.487
Accumulation Unit Value, End of Period                                --  $13.556  $15.804  $17.487   $19.168
Number of Units Outstanding, End of Period                            --      356      397      385         0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.276
Accumulation Unit Value, End of Period                                --       --  $11.276  $12.412
Number of Units Outstanding, End of Period                            --       --    2,244    2,122
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.269   $12.387
Accumulation Unit Value, End of Period                                --       --  $11.269  $12.387   $14.645
Number of Units Outstanding, End of Period                            --       --      566      865         0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.694  $14.475  $19.305   $22.091
Accumulation Unit Value, End of Period                           $10.694  $14.475  $19.305  $22.091   $29.810
Number of Units Outstanding, End of Period                           585    2,037    2,427    2,218         0


* The Allstate Advisor Contracts were first offered with the MAV Death Benefit
Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at
0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The
Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer
Capital Appreciation and Van Kampen UIF Small Company Growth Variable
Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen
UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered May 1,
2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on December 31, 2003 and May 1, 2004 shown, and the FTVIP Franklin
Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive
Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF
Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP
Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value,
Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income,
Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class
2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and
Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With MAV Death Benefit Option, the Enhanced Beneficiary Protection
(Annual Increase) Option, both added on or after May 1, 2003, and the Earnings
Protection Death Benefit Option (age 0-70)) or (With the MAV Death Benefit
Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
(Annual Increase) Option, added prior to May 1, 2003, and the Earnings
Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,          2002     2003     2004     2005      2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.238
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.429
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.459
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.468
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.320
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --    $9.716
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.791
Number of Units Outstanding, End of Period                            --       --       --       --         0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --    $9.848
Number of Units Outstanding, End of Period                            --       --       --       --         0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.707  $13.366  $14.483   $14.687
Accumulation Unit Value, End of Period                                --  $13.366  $14.483  $14.687   $16.799
Number of Units Outstanding, End of Period                            --    6,414   13,159   11,499         0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.206   $11.154
Accumulation Unit Value, End of Period                                --       --  $11.206  $11.154   $12.920
Number of Units Outstanding, End of Period                            --       --    5,667    4,739         0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.513   $10.409
Accumulation Unit Value, End of Period                                --       --  $10.513  $10.409   $11.308
Number of Units Outstanding, End of Period                            --       --    1,643    2,729         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                          --  $11.830  $15.514  $16.942   $17.391
Accumulation Unit Value, End of Period                                --  $15.514  $16.942  $17.391   $18.519
Number of Units Outstanding, End of Period                            --        0        0        0         0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.048  $14.534  $17.619   $18.774
Accumulation Unit Value, End of Period                                --  $14.534  $17.619  $18.774   $21.515
Number of Units Outstanding, End of Period                            --    8,942   19,864   19,233         0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.221   $10.254
Accumulation Unit Value, End of Period                                --       --  $10.221  $10.254   $10.449
Number of Units Outstanding, End of Period                            --       --    3,488    3,520         0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --   $10.985
Number of Units Outstanding, End of Period                            --       --       --       --         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.608  $12.662  $13.970   $15.131
Accumulation Unit Value, End of Period                                --  $12.662  $13.970  $15.131   $17.548
Number of Units Outstanding, End of Period                            --    9,049   16,465   16,316         0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.684  $16.842  $20.575   $25.685
Accumulation Unit Value, End of Period                                --  $16.842  $20.575  $25.685   $32.231
Number of Units Outstanding, End of Period                            --      798    8,472   10,583         0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.385  $13.572  $15.759   $17.008
Accumulation Unit Value, End of Period                                --  $13.572  $15.759  $17.008   $20.235
Number of Units Outstanding, End of Period                            --    9,394   16,188   16,699         0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                          --  $11.592  $12.863  $14.458   $13.728
Accumulation Unit Value, End of Period                                --  $12.863  $14.458  $13.728   $15.166
Number of Units Outstanding, End of Period                            --        0        0        0         0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.899   $11.420
Accumulation Unit Value, End of Period                                --       --  $10.899  $11.420   $12.826
Number of Units Outstanding, End of Period                            --       --      419      975         0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.351   $10.273
Accumulation Unit Value, End of Period                                --       --  $10.351  $10.273   $11.003
Number of Units Outstanding, End of Period                            --       --    1,686    2,590         0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.884   $11.008
Accumulation Unit Value, End of Period                                --       --  $10.884  $11.008   $12.647
Number of Units Outstanding, End of Period                            --       --      741    1,708         0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.132   $11.409
Accumulation Unit Value, End of Period                                --       --  $11.132  $11.409   $12.060
Number of Units Outstanding, End of Period                            --       --        0        0         0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.115   $11.784
Accumulation Unit Value, End of Period                                --       --  $11.115  $11.784   $12.956
Number of Units Outstanding, End of Period                            --       --    2,877    3,398         0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.113  $13.069  $14.057   $14.277
Accumulation Unit Value, End of Period                                --  $13.069  $14.057  $14.277   $15.505
Number of Units Outstanding, End of Period                            --    6,553   18,490   18,615         0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.099   $10.124
Accumulation Unit Value, End of Period                                --       --  $10.099  $10.124   $10.407
Number of Units Outstanding, End of Period                            --       --    7,124    7,433         0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000  $12.260  $12.805   $13.154
Accumulation Unit Value, End of Period                                --  $12.260  $12.805  $13.154   $13.876
Number of Units Outstanding, End of Period                            --   11,735   28,900   28,532         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.087  $14.207  $16.545   $18.487
Accumulation Unit Value, End of Period                                --  $14.207  $16.545  $18.487   $21.256
Number of Units Outstanding, End of Period                            --    9,009   10,742   13,140         0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.737  $12.933  $13.776   $13.766
Accumulation Unit Value, End of Period                                --  $12.933  $13.776  $13.766   $14.730
Number of Units Outstanding, End of Period                            --    3,784   27,865   30,888         0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.468  $12.610  $13.482   $13.966
Accumulation Unit Value, End of Period                                --  $12.610  $13.482  $13.966   $15.701
Number of Units Outstanding, End of Period                            --   14,325   23,569   26,249         0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.719  $14.635  $17.087   $18.365
Accumulation Unit Value, End of Period                                --  $14.635  $17.087  $18.365   $20.629
Number of Units Outstanding, End of Period                            --    9,564   17,730   17,054         0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.345  $12.367  $14.468   $15.873
Accumulation Unit Value, End of Period                                --  $12.367  $14.468  $15.873   $15.970
Number of Units Outstanding, End of Period                            --    8,270   22,949   23,630         0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.252  $12.114  $12.867   $12.918
Accumulation Unit Value, End of Period                                --  $12.114  $12.867  $12.918   $13.571
Number of Units Outstanding, End of Period                            --   12,851   39,449   43,327         0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.756  $12.408  $13.263   $13.899
Accumulation Unit Value, End of Period                                --  $12.408  $13.263  $13.899   $15.367
Number of Units Outstanding, End of Period                            --        0    4,154    2,668         0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.998  $13.479  $14.671   $15.124
Accumulation Unit Value, End of Period                                --  $13.479  $14.671  $15.124   $17.174
Number of Units Outstanding, End of Period                            --   12,776   29,015   28,084         0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $10.238  $11.281  $11.838   $13.128
Accumulation Unit Value, End of Period                                --  $11.281  $11.838  $13.128   $13.220
Number of Units Outstanding, End of Period                            --    5,054   13,584   13,256         0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.871  $13.319  $14.423   $14.567
Accumulation Unit Value, End of Period                                --  $13.319  $14.423  $14.567   $15.772
Number of Units Outstanding, End of Period                            --    2,954   11,842   11,378         0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.361  $10.422  $10.662   $10.692
Accumulation Unit Value, End of Period                                --  $10.422  $10.662  $10.692   $10.948
Number of Units Outstanding, End of Period                            --   20,519   49,072   53,873         0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.580  $13.356  $15.203   $16.710
Accumulation Unit Value, End of Period                                --  $13.356  $15.203  $16.710   $20.908
Number of Units Outstanding, End of Period                            --    1,504    5,112    6,279         0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.697  $12.966  $14.308   $15.251
Accumulation Unit Value, End of Period                                --  $12.966  $14.308  $15.251   $17.022
Number of Units Outstanding, End of Period                            --    1,089    4,584    4,561         0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --   $9.942   $9.834   $9.697    $9.740
Accumulation Unit Value, End of Period                                --   $9.834   $9.697   $9.740    $9.961
Number of Units Outstanding, End of Period                            --    1,411   18,684   19,944         0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $10.984  $13.470  $14.555   $15.686
Accumulation Unit Value, End of Period                                --  $13.470  $14.555  $15.686   $16.682
Number of Units Outstanding, End of Period                            --    3,072    2,704    2,145         0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.326  $14.545  $16.447   $17.062
Accumulation Unit Value, End of Period                                --  $14.545  $16.447  $17.062   $19.392
Number of Units Outstanding, End of Period                            --    3,196        5    3,365         0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $10.846  $13.070  $13.771   $14.167
Accumulation Unit Value, End of Period                                --  $13.070  $13.771  $14.167   $15.449
Number of Units Outstanding, End of Period                            --    1,293    3,828    3,658         0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.687  $12.060  $12.783   $13.024
Accumulation Unit Value, End of Period                                --  $12.060  $12.783  $13.024   $14.280
Number of Units Outstanding, End of Period                            --   10,003   31,531   32,194         0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $11.652  $14.030  $16.713   $17.777
Accumulation Unit Value, End of Period                                --  $14.030  $16.713  $17.777   $22.123
Number of Units Outstanding, End of Period                            --      847    2,575    1,332         0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.803  $13.535  $15.726   $17.278
Accumulation Unit Value, End of Period                                --  $13.535  $15.726  $17.278   $17.850
Number of Units Outstanding, End of Period                            --    5,259   12,861   13,827         0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.583  $12.374  $12.732   $13.183
Accumulation Unit Value, End of Period                                --  $12.374  $12.732  $13.183   $13.616
Number of Units Outstanding, End of Period                            --   14,461   28,061   27,583         0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.096   $12.078
Accumulation Unit Value, End of Period                                --       --  $11.096  $12.078   $12.415
Number of Units Outstanding, End of Period                            --       --   11,593   11,580         0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.309   $11.534
Accumulation Unit Value, End of Period                                --       --  $11.309  $11.534   $13.112
Number of Units Outstanding, End of Period                            --       --    8,931   13,719         0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.783  $13.328  $14.900   $16.016
Accumulation Unit Value, End of Period                                --  $13.328  $14.900  $16.016   $18.196
Number of Units Outstanding, End of Period                            --   12,743   19,585   21,683         0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000  $10.000   $9.850    $9.884
Accumulation Unit Value, End of Period                                --  $10.000   $9.850   $9.884   $10.086
Number of Units Outstanding, End of Period                            --        0   12,026   12,651         0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                          --   $9.934  $11.715  $12.254   $12.921
Accumulation Unit Value, End of Period                                --  $11.715  $12.254  $12.921   $12.991
Number of Units Outstanding, End of Period                            --    3,348    8,995    8,596         0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $12.295  $13.847  $14.931   $16.403
Accumulation Unit Value, End of Period                                --  $13.847  $14.931  $16.403   $17.805
Number of Units Outstanding, End of Period                            --      576    2,472    2,472         0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.933   $11.501
Accumulation Unit Value, End of Period                                --       --  $10.933  $11.501   $12.684
Number of Units Outstanding, End of Period                            --       --       42       40         0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.730   $12.164
Accumulation Unit Value, End of Period                                --       --  $10.730  $12.164   $12.405
Number of Units Outstanding, End of Period                            --       --    7,081    6,573     6,415
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $10.705   $12.111
Accumulation Unit Value, End of Period                                --       --  $10.705  $12.111   $12.316
Number of Units Outstanding, End of Period                            --       --    1,033      922         0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000  $10.000  $11.047   $12.118
Accumulation Unit Value, End of Period                                --  $10.000  $11.047  $12.118   $14.425
Number of Units Outstanding, End of Period                            --        0        0    4,189         0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                          --       --       --       --   $10.000
Accumulation Unit Value, End of Period                                --       --       --       --    $9.803
Number of Units Outstanding, End of Period                            --       --       --       --         0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000  $13.552  $15.791   $17.463
Accumulation Unit Value, End of Period                                --  $13.552  $15.791  $17.463   $19.132
Number of Units Outstanding, End of Period                            --    1,958    7,300    7,213         0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.272   $12.402
Accumulation Unit Value, End of Period                                --       --  $11.272  $12.402   $14.664
Number of Units Outstanding, End of Period                            --       --    8,531    8,408     7,864
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       --  $10.000  $11.265   $12.377
Accumulation Unit Value, End of Period                                --       --  $11.265  $12.377   $14.626
Number of Units Outstanding, End of Period                            --       --    1,556    3,272         0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $11.385  $14.482  $19.304   $22.080
Accumulation Unit Value, End of Period                                --  $14.482  $19.304  $22.080   $29.779
Number of Units Outstanding, End of Period                            --    2,437   13,186   13,396         0


* The Allstate Advisor Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With MAV Death Benefit Option, added prior to May 1, 2003, the
Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May
1, 2003, and the Earnings Protection Death Benefit Option (age 71-79))


For the Years Beginning January 1* and Ending December 31,         2002     2003    2004      2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.231
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.422
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.452
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.461
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.313
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --   $9.710
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.783
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --   $9.841
Number of Units Outstanding, End of Period                           --       --      --        --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.698 $13.346   $14.446  $14.635
Accumulation Unit Value, End of Period                               --  $13.346 $14.446   $14.635  $16.723
Number of Units Outstanding, End of Period                           --        0       0        28       28
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.198  $11.135
Accumulation Unit Value, End of Period                               --       -- $11.198   $11.135  $12.885
Number of Units Outstanding, End of Period                           --       --       0         0        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.511  $10.395
Accumulation Unit Value, End of Period                               --       -- $10.511   $10.395  $11.282
Number of Units Outstanding, End of Period                           --       --       0         0        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.820 $15.491   $16.899  $17.330
Accumulation Unit Value, End of Period                               --  $15.491 $16.899   $17.330  $18.434
Number of Units Outstanding, End of Period                           --        0       0         0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.039 $14.512   $17.574  $18.707
Accumulation Unit Value, End of Period                               --  $14.512 $17.574   $18.707  $21.417
Number of Units Outstanding, End of Period                           --       30      27        22       22
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.214  $10.237
Accumulation Unit Value, End of Period                               --       -- $10.214   $10.237  $10.421
Number of Units Outstanding, End of Period                           --       --       0         0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.977
Number of Units Outstanding, End of Period                           --       --      --        --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.599 $12.643   $13.935  $15.077
Accumulation Unit Value, End of Period                               --  $12.643 $13.935   $15.077  $17.467
Number of Units Outstanding, End of Period                           --       37      37         0        0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.674 $16.816   $20.523  $25.594
Accumulation Unit Value, End of Period                               --  $16.816 $20.523   $25.594  $32.084
Number of Units Outstanding, End of Period                           --        0       0         0        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.377 $13.551   $15.719  $16.948
Accumulation Unit Value, End of Period                               --  $13.551 $15.719   $16.948  $20.143
Number of Units Outstanding, End of Period                           --        0       0         0        0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.583 $12.844   $14.421  $13.679
Accumulation Unit Value, End of Period                               --  $12.844 $14.421   $13.679  $15.097
Number of Units Outstanding, End of Period                           --        0       0         0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.897  $11.405
Accumulation Unit Value, End of Period                               --       -- $10.891   $11.405  $12.796
Number of Units Outstanding, End of Period                           --       --       0         0        0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.348  $10.260
Accumulation Unit Value, End of Period                               --       -- $10.348   $10.260  $10.977
Number of Units Outstanding, End of Period                           --       --       0         0        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.881  $10.994
Accumulation Unit Value, End of Period                               --       -- $10.881   $10.994  $12.619
Number of Units Outstanding, End of Period                           --       --       0         0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.129  $11.395
Accumulation Unit Value, End of Period                               --       -- $11.129   $11.395  $12.032
Number of Units Outstanding, End of Period                           --       --       0         0        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.112  $11.769
Accumulation Unit Value, End of Period                               --       -- $11.112   $11.769  $12.926
Number of Units Outstanding, End of Period                           --       --       0        18       18
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.104 $13.050   $14.021  $14.226
Accumulation Unit Value, End of Period                               --  $13.050 $14.021   $14.226  $15.434
Number of Units Outstanding, End of Period                           --        0       0         0        0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.096  $10.111
Accumulation Unit Value, End of Period                               --       -- $10.096   $10.111  $10.383
Number of Units Outstanding, End of Period                           --       --       0         0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $12.252   $12.783  $13.118
Accumulation Unit Value, End of Period                               --  $12.252 $12.783   $13.118  $13.824
Number of Units Outstanding, End of Period                           --        0       0        32       33
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.079 $14.186   $16.503  $18.422
Accumulation Unit Value, End of Period                               --  $14.186 $16.503   $18.422  $21.159
Number of Units Outstanding, End of Period                           --        0       0        12       11
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.727 $12.914   $13.741  $13.717
Accumulation Unit Value, End of Period                               --  $12.914 $13.741   $13.717  $14.663
Number of Units Outstanding, End of Period                           --        0       0         0        0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.460 $12.591   $13.448  $13.917
Accumulation Unit Value, End of Period                               --  $12.591 $13.448   $13.917  $15.630
Number of Units Outstanding, End of Period                           --       35      35         0        0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.710 $14.613   $17.043  $18.300
Accumulation Unit Value, End of Period                               --  $14.613 $17.043   $18.300  $20.535
Number of Units Outstanding, End of Period                           --       31      31        12       11
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.337 $12.348   $14.432  $15.817
Accumulation Unit Value, End of Period                               --  $12.348 $14.432   $15.817  $15.897
Number of Units Outstanding, End of Period                           --        0       0         0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.243 $12.096   $12.835  $12.872
Accumulation Unit Value, End of Period                               --  $12.096 $12.835   $12.872  $13.509
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.748 $12.390   $13.229  $13.849
Accumulation Unit Value, End of Period                               --  $12.390 $13.229   $13.849  $15.297
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.989 $13.458   $14.634  $15.070
Accumulation Unit Value, End of Period                               --  $13.458 $14.634   $15.070  $17.096
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.230 $11.264   $11.808  $13.081
Accumulation Unit Value, End of Period                               --  $11.264 $11.808   $13.081  $13.159
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.861 $13.299   $14.386  $14.515
Accumulation Unit Value, End of Period                               --  $13.299 $14.386   $14.515  $15.700
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.352 $10.406   $10.635  $10.654
Accumulation Unit Value, End of Period                               --  $10.406 $10.635   $10.654  $10.898
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.571 $13.336   $15.164  $16.651
Accumulation Unit Value, End of Period                               --  $13.336 $15.164   $16.651  $20.813
Number of Units Outstanding, End of Period                           --       36      35        13       12
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.688 $12.947   $14.271  $15.197
Accumulation Unit Value, End of Period                               --  $12.947 $14.271   $15.197  $16.945
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.933  $9.819    $9.672   $9.705
Accumulation Unit Value, End of Period                               --   $9.819  $9.672    $9.705   $9.915
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.975 $13.449   $14.518  $15.630
Accumulation Unit Value, End of Period                               --  $13.449 $14.518   $15.630  $16.606
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.317 $14.523   $16.405  $17.001
Accumulation Unit Value, End of Period                               --  $14.523 $16.405   $17.001  $19.303
Number of Units Outstanding, End of Period                           --        0       0        25       24
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.837 $13.050   $13.737  $14.117
Accumulation Unit Value, End of Period                               --  $13.050 $13.737   $14.117  $15.379
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.678 $12.041   $12.751  $12.978
Accumulation Unit Value, End of Period                               --  $12.041 $12.751   $12.978  $14.215
Number of Units Outstanding, End of Period                           --       36      36         0        0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $11.642 $14.009   $16.670  $17.714
Accumulation Unit Value, End of Period                               --  $14.009 $16.670   $17.714  $22.022
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.794 $13.515   $15.687  $17.217
Accumulation Unit Value, End of Period                               --  $13.515 $15.687   $17.217  $17.768
Number of Units Outstanding, End of Period                           --        0       0         0        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.574 $12.355   $12.699  $13.136
Accumulation Unit Value, End of Period                               --  $12.355 $12.699   $13.136  $13.554
Number of Units Outstanding, End of Period                           --        0       0         0        0
Van Kampen LIT Aggressive Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.088  $12.058
Accumulation Unit Value, End of Period                               --       -- $11.088   $12.058  $12.381
Number of Units Outstanding, End of Period                           --       --       0         0        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.301  $11.514
Accumulation Unit Value, End of Period                               --       -- $11.301   $11.514  $13.077
Number of Units Outstanding, End of Period                           --       --       0        37       36
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.774 $13.308   $14.863  $15.959
Accumulation Unit Value, End of Period                               --  $13.308 $14.863   $15.959  $18.113
Number of Units Outstanding, End of Period                           --       36      35        26       26
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000    $9.840   $9.864
Accumulation Unit Value, End of Period                               --  $10.000  $9.840    $9.864  $10.056
Number of Units Outstanding, End of Period                           --        0       0         0        0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.925 $11.697   $12.223  $12.875
Accumulation Unit Value, End of Period                               --  $11.697 $12.223   $12.875  $12.931
Number of Units Outstanding, End of Period                           --       36      39         0        0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $12.285 $13.826   $14.893  $16.344
Accumulation Unit Value, End of Period                               --  $13.826 $14.893   $16.344  $17.724
Number of Units Outstanding, End of Period                           --        0       0         0        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.926  $11.482
Accumulation Unit Value, End of Period                               --       -- $10.926   $11.482  $12.650
Number of Units Outstanding, End of Period                           --       --       0         0        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.723  $12.143
Accumulation Unit Value, End of Period                               --       -- $10.723   $12.143  $12.372
Number of Units Outstanding, End of Period                           --       --       0        36       37
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.698  $12.090
Accumulation Unit Value, End of Period                               --       -- $10.698   $12.090  $12.283
Number of Units Outstanding, End of Period                           --       --       0         0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000   $11.036  $12.094
Accumulation Unit Value, End of Period                               --  $10.000 $11.036   $12.094  $14.381
Number of Units Outstanding, End of Period                           --        0       0         0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --   $9.796
Number of Units Outstanding, End of Period                           --       --      --        --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $13.543   $15.764  $17.415
Accumulation Unit Value, End of Period                               --  $13.543 $15.764   $17.415  $19.061
Number of Units Outstanding, End of Period                           --        0       0        24       24
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.264  $12.381
Accumulation Unit Value, End of Period                               --       -- $11.264   $12.381  $14.624
Number of Units Outstanding, End of Period                           --       --       0         0        0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.258  $12.356
Accumulation Unit Value, End of Period                               --       -- $11.258   $12.356  $14.586
Number of Units Outstanding, End of Period                           --       --       0         0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $11.376 $14.460   $19.256  $22.001
Accumulation Unit Value, End of Period                               --  $14.460 $19.256   $22.001  $29.643
Number of Units Outstanding, End of Period                           --        0       0         0        0


* The Allstate Advisor Contracts were first offered with the MAV Death Benefit
Option at 0.15% and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.



(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate  Advisor  Plus  Contracts:   Accumulation  Unit  Value  and  Number  of
Accumulation  Units  Outstanding for Each Variable  Sub-Account  Since Contracts
Were First Offered*  (With MAV Death Benefit Option or the Enhanced  Beneficiary
Protection (Annual Increase) Option, either added prior to May 1, 2003)

For the Years Beginning January 1* and Ending December 31,         2002     2003    2004      2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.259
Number of Units Outstanding, End of Period                           --       --      --        --   15,688
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.451
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.481
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.489
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.342
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --   $9.736
Number of Units Outstanding, End of Period                           --       --      --        --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $10.813
Number of Units Outstanding, End of Period                           --       --      --        --    5,760
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --   $9.868
Number of Units Outstanding, End of Period                           --       --      --        --   17,470
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.850 $13.401   $14.565  $14.815
Accumulation Unit Value, End of Period                          $10.850  $13.401 $14.565   $14.815  $16.998
Number of Units Outstanding, End of Period                        1,502   77,045  80,615    72,766   78,357
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.229  $11.211
Accumulation Unit Value, End of Period                               --       -- $11.229   $11.211  $13.026
Number of Units Outstanding, End of Period                           --       --   5,579    62,023   62,505
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.521  $10.448
Accumulation Unit Value, End of Period                               --       -- $10.521   $10.448  $11.386
Number of Units Outstanding, End of Period                           --       --   5,373    32,288   40,007
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000  $11.534 $15.554   $17.038  $17.544
Accumulation Unit Value, End of Period                          $11.534  $15.554 $17.038   $17.544  $18.738
Number of Units Outstanding, End of Period                          180   21,361  21,562    20,417   19,463
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $11.224 $14.572   $17.719  $18.938
Accumulation Unit Value, End of Period                          $11.224  $14.572 $17.719   $18.938  $21.769
Number of Units Outstanding, End of Period                          911   30,988  32,792    49,174   55,779
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.242  $10.307
Accumulation Unit Value, End of Period                               --       -- $10.242   $10.307  $10.535
Number of Units Outstanding, End of Period                           --       --   1,152     7,780    8,700
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --  $11.007
Number of Units Outstanding, End of Period                           --       --      --        --    3,846
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.323 $12.695   $14.050  $15.263
Accumulation Unit Value, End of Period                          $10.323  $12.695 $14.050   $15.263  $17.755
Number of Units Outstanding, End of Period                        1,896   59,657  55,241    69,297   67,524
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $11.232 $16.885   $20.692  $25.910
Accumulation Unit Value, End of Period                          $11.232  $16.885 $20.692   $25.910  $32.612
Number of Units Outstanding, End of Period                            0   11,578  11,568    15,891   14,905
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.474 $13.607   $15.848  $17.157
Accumulation Unit Value, End of Period                          $10.474  $13.607 $15.848   $17.157  $20.475
Number of Units Outstanding, End of Period                        1,765   12,604  14,506    35,524   38,949
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.720 $12.897   $14.540  $13.848
Accumulation Unit Value, End of Period                          $10.720  $12.897 $14.540   $13.848  $15.345
Number of Units Outstanding, End of Period                            0   23,420  24,254    19,843   18,843
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.908  $11.464
Accumulation Unit Value, End of Period                               --       -- $10.908   $11.464  $12.914
Number of Units Outstanding, End of Period                           --       --   4,191    11,666   17,592
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.359  $10.312
Accumulation Unit Value, End of Period                               --       -- $10.359   $10.312  $11.078
Number of Units Outstanding, End of Period                           --       --   2,183    17,857   21,173
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.892  $11.050
Accumulation Unit Value, End of Period                               --       -- $10.892   $11.050  $12.734
Number of Units Outstanding, End of Period                           --       --   5,764    30,337   47,101
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.140  $11.453
Accumulation Unit Value, End of Period                               --       -- $11.140   $11.453  $12.143
Number of Units Outstanding, End of Period                           --       --    2030      2574    3,653
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.123  $11.829
Accumulation Unit Value, End of Period                               --       -- $11.123   $11.829  $13.045
Number of Units Outstanding, End of Period                           --       --   2,596    27,030   28,631
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.695 $13.104   $14.136  $14.401
Accumulation Unit Value, End of Period                          $10.695  $13.104 $14.136   $14.401  $15.688
Number of Units Outstanding, End of Period                         1225   24,585  30,201    34,344   32,343
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.106  $10.163
Accumulation Unit Value, End of Period                               --       -- $10.106   $10.163  $10.479
Number of Units Outstanding, End of Period                           --       --   1,119     7,596    8,555
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $12.285   $12.870  $13.262
Accumulation Unit Value, End of Period                               --  $12.285 $12.870   $13.262  $14.032
Number of Units Outstanding, End of Period                           --    4,470  13,787    61,596   68,641
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.147 $14.244   $16.639  $18.649
Accumulation Unit Value, End of Period                          $10.147  $14.244 $16.639   $18.649  $21.507
Number of Units Outstanding, End of Period                        5,708   30,116  33,782    33,272   34,885
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.660 $12.967   $13.854  $13.886
Accumulation Unit Value, End of Period                          $10.660  $12.967 $13.854   $13.886  $14.904
Number of Units Outstanding, End of Period                            0   26,302  28,644    26,248   29,719
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.176 $12.643   $13.559  $14.088
Accumulation Unit Value, End of Period                          $10.176  $12.643 $13.559   $14.088  $15.887
Number of Units Outstanding, End of Period                        2,344  196,078 186,357   202,380  184,863
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.353 $14.673   $17.184  $18.526
Accumulation Unit Value, End of Period                          $10.353  $14.673 $17.184   $18.526  $20.873
Number of Units Outstanding, End of Period                        3,694   26,318  28,326    32,736   29,068
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.059 $12.399   $14.550  $16.012
Accumulation Unit Value, End of Period                          $10.059  $12.399 $14.550   $16.012  $16.159
Number of Units Outstanding, End of Period                         1713   12,413  12,235    10,420   11,399
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.550 $12.145   $12.940  $13.031
Accumulation Unit Value, End of Period                          $10.550  $12.145 $12.940   $13.031  $13.731
Number of Units Outstanding, End of Period                          833   94,515 106,615   120,087  124,190
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.387 $12.441   $13.338  $14.020
Accumulation Unit Value, End of Period                          $10.387  $12.441 $13.338   $14.020  $15.548
Number of Units Outstanding, End of Period                          109   17,365  17,764    21,682   22,480
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.797 $13.514   $14.754  $15.256
Accumulation Unit Value, End of Period                          $10.797  $13.514 $14.754   $15.256  $17.377
Number of Units Outstanding, End of Period                        3,470  220,178 221,560   221,022  200,835
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $9.723 $11.310   $11.905  $13.243
Accumulation Unit Value, End of Period                           $9.723  $11.310 $11.905   $13.243  $13.376
Number of Units Outstanding, End of Period                        1,619   16,317  17,760    17,827   17,643
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.740 $13.354   $14.505  $14.694
Accumulation Unit Value, End of Period                          $10.740  $13.354 $14.505   $14.694  $15.959
Number of Units Outstanding, End of Period                          791   39,523  41,556    40,439   34,310
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.184 $10.449   $10.723  $10.785
Accumulation Unit Value, End of Period                          $10.184  $10.449 $10.723   $10.785  $11.077
Number of Units Outstanding, End of Period                        3,057  164,929 163,450   175,096  182,927
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.603 $13.391   $15.289  $16.856
Accumulation Unit Value, End of Period                          $10.603  $13.391 $15.289   $16.856  $21.155
Number of Units Outstanding, End of Period                        1,667   24,868  21,425    38,262   46,442
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.406 $13.000   $14.389  $15.384
Accumulation Unit Value, End of Period                          $10.406  $13.000 $14.389   $15.384  $17.223
Number of Units Outstanding, End of Period                        6,821   51,654  46,387    47,163   45,387
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $9.984  $9.859    $9.752   $9.825
Accumulation Unit Value, End of Period                           $9.984   $9.859  $9.752    $9.825  $10.079
Number of Units Outstanding, End of Period                          350   25,102  30,479    76,749   73,315
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.378 $13.505   $14.638  $15.823
Accumulation Unit Value, End of Period                          $10.378  $13.505 $14.638   $15.823  $16.879
Number of Units Outstanding, End of Period                        5,833   66,718  61,814    57,770   47,781
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $11.203 $14.583   $16.540  $17.211
Accumulation Unit Value, End of Period                          $11.203  $14.583 $16.540   $17.211  $19.621
Number of Units Outstanding, End of Period                        2,918   36,395  42,943    56,622   58,685
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.641 $13.104   $13.850  $14.291
Accumulation Unit Value, End of Period                          $10.641  $13.104 $13.850   $14.291  $15.632
Number of Units Outstanding, End of Period                          229   35,498  31,384    29,975   26,039
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.514 $12.091   $12.856  $13.138
Accumulation Unit Value, End of Period                          $10.514  $12.091 $12.856   $13.138  $14.449
Number of Units Outstanding, End of Period                        3,459   47,893  51,388    39,909   43,298
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $11.469 $14.067   $16.807  $17.932
Accumulation Unit Value, End of Period                          $11.469  $14.067 $16.807   $17.932  $22.384
Number of Units Outstanding, End of Period                            0    1,219   2,650     2,592    2,476
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.371 $13.571   $15.816  $17.429
Accumulation Unit Value, End of Period                          $10.371  $13.571 $15.816   $17.429  $18.061
Number of Units Outstanding, End of Period                          100    9,725  12,657     9,007    9,204
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.108 $12.406   $12.804  $13.298
Accumulation Unit Value, End of Period                          $10.108  $12.406 $12.804   $13.298  $13.777
Number of Units Outstanding, End of Period                        8,427  233,064 228,435   200,580  172,046
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.119  $12.140
Accumulation Unit Value, End of Period                               --       -- $11.119   $12.140  $12.516
Number of Units Outstanding, End of Period                           --       --  23,608    23,367   23,393
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.332  $11.593
Accumulation Unit Value, End of Period                               --       -- $11.332   $11.593  $13.219
Number of Units Outstanding, End of Period                           --       --  21,426    85,203   95,448
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.652 $13.363   $14.985  $16.156
Accumulation Unit Value, End of Period                          $10.652  $13.363 $14.985   $16.156  $18.412
Number of Units Outstanding, End of Period                        3,298   97,138  93,539   110,635  113,936
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000    $9.880   $9.944
Accumulation Unit Value, End of Period                               --  $10.000  $9.880    $9.944  $10.179
Number of Units Outstanding, End of Period                           --        0   5,300    18,054   18,460
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $9.409 $11.745   $12.323  $13.034
Accumulation Unit Value, End of Period                           $9.409  $11.745 $12.323   $13.034  $13.144
Number of Units Outstanding, End of Period                        1,475   60,257  59,983    53,073   47,344
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000  $11.058 $13.883   $15.016  $16.546
Accumulation Unit Value, End of Period                          $11.058  $13.883 $15.016   $16.546  $18.016
Number of Units Outstanding, End of Period                            0    1,661   2,396     8,483    4,350
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.956  $11.560
Accumulation Unit Value, End of Period                               --       -- $10.956   $11.560  $12.788
Number of Units Outstanding, End of Period                           --       --   6,468    22,014   17,486
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.752  $12.226
Accumulation Unit Value, End of Period                               --       -- $10.752   $12.226  $12.507
Number of Units Outstanding, End of Period                           --       --  19,234    16,914   15,526
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $10.727  $12.172
Accumulation Unit Value, End of Period                               --       -- $10.727   $12.172  $12.417
Number of Units Outstanding, End of Period                           --       --     205       187      201
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000   $11.081  $12.192
Accumulation Unit Value, End of Period                               --  $10.000 $11.081   $12.192  $14.558
Number of Units Outstanding, End of Period                           --        0   1,725    25,515   40,597
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --       --      --        --  $10.000
Accumulation Unit Value, End of Period                               --       --      --        --   $9.823
Number of Units Outstanding, End of Period                           --       --      --        --      991
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $13.580   $15.872  $17.606
Accumulation Unit Value, End of Period                               --  $13.580 $15.872   $17.606  $19.348
Number of Units Outstanding, End of Period                           --        0      77       325    1,182
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.295  $12.465
Accumulation Unit Value, End of Period                               --       -- $11.295   $12.465  $14.784
Number of Units Outstanding, End of Period                           --       --  17,686    17,277   24,267
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000   $11.288  $12.440
Accumulation Unit Value, End of Period                               --       -- $11.288   $12.440  $14.745
Number of Units Outstanding, End of Period                           --       --   5,752     7,121    9,004
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.700 $14.520   $19.414  $22.273
Accumulation Unit Value, End of Period                          $10.700  $14.520 $19.414   $22.273  $30.131
Number of Units Outstanding, End of Period                        2,185   21,665  25,783    27,459   26,622

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002.
All of the Variable Sub-Accounts shown above were first offered with the MAV
Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate  Advisor  Plus  Contracts:   Accumulation  Unit  Value  and  Number  of
Accumulation  Units  Outstanding for Each Variable  Sub-Account  Since Contracts
Were First  Offered*  (With MAV Death  Benefit  Option  added on or after May 1,
2003)

For the Years Beginning January 1* and Ending December 31,         2002    2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.256
Number of Units Outstanding, End of Period                           --      --      --       --   84,299
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.447
Number of Units Outstanding, End of Period                           --      --      --       --    2,706
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.477
Number of Units Outstanding, End of Period                           --      --      --       --    4,793
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.486
Number of Units Outstanding, End of Period                           --      --      --       --    3,099
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.338
Number of Units Outstanding, End of Period                           --      --      --       --    3,928
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.733
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.809
Number of Units Outstanding, End of Period                           --      --      --       --    1,372
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.865
Number of Units Outstanding, End of Period                           --      --      --       --   23,142
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.713 $13.396  $14.553  $14.795
Accumulation Unit Value, End of Period                               -- $13.396 $14.553  $14.795  $16.966
Number of Units Outstanding, End of Period                           --  75,206 190,374  209,304  235,399
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.225  $11.202
Accumulation Unit Value, End of Period                               --      -- $11.225  $11.202  $13.008
Number of Units Outstanding, End of Period                           --      --  76,386  268,167  463,680
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.520  $10.442
Accumulation Unit Value, End of Period                               --      -- $10.520  $10.442  $11.373
Number of Units Outstanding, End of Period                           --      --   5,346   82,047  157,550
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.837 $15.549  $17.023  $17.520
Accumulation Unit Value, End of Period                               -- $15.549 $17.023  $17.520  $18.703
Number of Units Outstanding, End of Period                           --   4,285   4,318    4,492    4,724
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.054 $14.567  $17.704  $18.912
Accumulation Unit Value, End of Period                               -- $14.567 $17.704  $18.912  $21.729
Number of Units Outstanding, End of Period                           --  68,143 133,616  170,117  155,808
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.239  $10.298
Accumulation Unit Value, End of Period                               --      -- $10.239  $10.298  $10.520
Number of Units Outstanding, End of Period                           --      --  15,454   33,429   40,651
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $11.004
Number of Units Outstanding, End of Period                           --      --      --       --   21,008
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.613 $12.690  $14.038  $15.242
Accumulation Unit Value, End of Period                               -- $12.690 $14.038  $15.242  $17.722
Number of Units Outstanding, End of Period                           --  67,908 171,034  239,642  305,134
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.691 $16.880  $20.674  $25.875
Accumulation Unit Value, End of Period                               -- $16.880 $20.674  $25.875  $32.551
Number of Units Outstanding, End of Period                           --  33,613  60,688   82,898  101,591
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.391 $13.603  $15.835  $17.133
Accumulation Unit Value, End of Period                               -- $13.603 $15.835  $17.133  $20.436
Number of Units Outstanding, End of Period                           --  23,065  60,038  130,348  218,271
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.599 $12.892  $14.528  $13.829
Accumulation Unit Value, End of Period                               -- $12.892 $14.528  $13.829  $15.317
Number of Units Outstanding, End of Period                           --       0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.906  $11.456
Accumulation Unit Value, End of Period                               --      -- $10.906  $11.456  $12.899
Number of Units Outstanding, End of Period                           --      --   3,866   54,797   56,261
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.357  $10.305
Accumulation Unit Value, End of Period                               --      -- $10.357  $10.305  $11.066
Number of Units Outstanding, End of Period                           --      --   6,265   64,712  108,853
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.891  $11.043
Accumulation Unit Value, End of Period                               --      -- $10.891  $11.043  $12.720
Number of Units Outstanding, End of Period                           --      --  10,460   50,752  146,670
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.139  $11.446
Accumulation Unit Value, End of Period                               --      -- $11.139  $11.446  $12.129
Number of Units Outstanding, End of Period                           --      --   10864    27858   40,868
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.122  $11.821
Accumulation Unit Value, End of Period                               --      -- $11.122  $11.821  $13.030
Number of Units Outstanding, End of Period                           --      --  20,640  107,375  144,553
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.119 $13.099  $14.124  $14.382
Accumulation Unit Value, End of Period                               -- $13.099 $14.124  $14.382  $15.659
Number of Units Outstanding, End of Period                           --  48,461 157,270  165,641  143,975
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.105  $10.156
Accumulation Unit Value, End of Period                               --      -- $10.105  $10.156  $10.467
Number of Units Outstanding, End of Period                           --      --     654   13,094   91,682
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $12.281  $12.859  $13.244
Accumulation Unit Value, End of Period                               -- $12.281 $12.859  $13.244  $14.006
Number of Units Outstanding, End of Period                           --  67,679 182,127  241,318  286,554
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.093 $14.239  $16.624  $18.623
Accumulation Unit Value, End of Period                               -- $14.239 $16.624  $18.623  $21.467
Number of Units Outstanding, End of Period                           --  30,904  91,458  117,906  128,730
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.744 $12.962  $13.842  $13.868
Accumulation Unit Value, End of Period                               -- $12.962 $13.842  $13.868  $14.877
Number of Units Outstanding, End of Period                           --  22,070  84,938  119,748  150,013
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.474 $12.638  $13.547  $14.069
Accumulation Unit Value, End of Period                               -- $12.638 $13.547  $14.069  $15.857
Number of Units Outstanding, End of Period                           --  81,698 197,020  240,950  312,246
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.724 $14.668  $17.169  $18.501
Accumulation Unit Value, End of Period                               -- $14.668 $17.169  $18.501  $20.834
Number of Units Outstanding, End of Period                           --  50,170  86,735  133,931  138,346
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.351 $12.395  $14.538  $15.990
Accumulation Unit Value, End of Period                               -- $12.395 $14.538  $15.990  $16.129
Number of Units Outstanding, End of Period                           --   9,379  19,138   41,301   45,638
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.258 $12.141  $12.929  $13.013
Accumulation Unit Value, End of Period                               -- $12.141 $12.929  $13.013  $13.706
Number of Units Outstanding, End of Period                           -- 147,953 435,677  532,472  594,159
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.762 $12.437  $13.327  $14.001
Accumulation Unit Value, End of Period                               -- $12.437 $13.327  $14.001  $15.519
Number of Units Outstanding, End of Period                           --  21,380  30,321   51,750  101,351
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.004 $13.509  $14.742  $15.236
Accumulation Unit Value, End of Period                               -- $13.509 $14.742  $15.236  $17.345
Number of Units Outstanding, End of Period                           -- 165,077 235,218  240,127  222,304
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.244 $11.306  $11.895  $13.225
Accumulation Unit Value, End of Period                               -- $11.306 $11.895  $13.225  $13.351
Number of Units Outstanding, End of Period                           --  24,890  31,438   32,592   30,052
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.877 $13.349  $14.492  $14.674
Accumulation Unit Value, End of Period                               -- $13.349 $14.492  $14.674  $15.929
Number of Units Outstanding, End of Period                           --  35,916 133,119  163,230  163,047
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.366 $10.446  $10.714  $10.771
Accumulation Unit Value, End of Period                               -- $10.446 $10.714  $10.771  $11.057
Number of Units Outstanding, End of Period                           -- 118,273 228,388  315,598  423,066
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.586 $13.386  $15.276  $16.833
Accumulation Unit Value, End of Period                               -- $13.386 $15.276  $16.833  $21.116
Number of Units Outstanding, End of Period                           --  49,879  63,044  119,107  128,158
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.703 $12.996  $14.376  $15.363
Accumulation Unit Value, End of Period                               -- $12.996 $14.376  $15.363  $17.191
Number of Units Outstanding, End of Period                           --  50,289  71,507   81,176   91,941
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.947  $9.857   $9.743   $9.812
Accumulation Unit Value, End of Period                               --  $9.857  $9.743   $9.812  $10.060
Number of Units Outstanding, End of Period                           --  40,084 220,270  462,733  754,905
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.990 $13.500  $14.625  $15.801
Accumulation Unit Value, End of Period                               -- $13.500 $14.625  $15.801  $16.847
Number of Units Outstanding, End of Period                           --  20,345  26,821   22,351   22,398
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.332 $14.578  $16.526  $17.188
Accumulation Unit Value, End of Period                               -- $14.578 $16.526  $17.188  $19.584
Number of Units Outstanding, End of Period                           --  49,676 132,719  160,275  171,693
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.852 $13.100  $13.838  $14.272
Accumulation Unit Value, End of Period                               -- $13.100 $13.838  $14.272  $15.603
Number of Units Outstanding, End of Period                           --  23,569  32,176   32,523   27,542
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.693 $12.087  $12.845  $13.120
Accumulation Unit Value, End of Period                               -- $12.087 $12.845  $13.120  $14.422
Number of Units Outstanding, End of Period                           -- 101,791 183,693  172,868  157,014
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $11.658 $14.062  $16.793  $17.908
Accumulation Unit Value, End of Period                               -- $14.062 $16.793  $17.908  $22.343
Number of Units Outstanding, End of Period                           --   5,380  14,389   10,191    8,616
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.809 $13.566  $15.802  $17.406
Accumulation Unit Value, End of Period                               -- $13.566 $15.802  $17.406  $18.027
Number of Units Outstanding, End of Period                           --  24,986  39,157   18,872   16,153
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.589 $12.402  $12.793  $13.280
Accumulation Unit Value, End of Period                               -- $12.402 $12.793  $13.280  $13.752
Number of Units Outstanding, End of Period                           -- 182,243 210,331  202,350  203,379
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.115  $12.129
Accumulation Unit Value, End of Period                               --      -- $11.115  $12.129  $12.499
Number of Units Outstanding, End of Period                           --      --  44,909   53,765   35,260
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.328  $11.583
Accumulation Unit Value, End of Period                               --      -- $11.328  $11.583  $13.202
Number of Units Outstanding, End of Period                           --      --  41,016  104,114  129,308
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.939 $11.741  $12.313  $16.134
Accumulation Unit Value, End of Period                               -- $11.741 $12.313  $13.017  $18.377
Number of Units Outstanding, End of Period                           --  38,047  57,882   68,120  314,702
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.790 $13.359  $14.972   $9.934
Accumulation Unit Value, End of Period                               -- $13.359 $14.972  $16.134  $10.164
Number of Units Outstanding, End of Period                           -- 139,645 243,807  313,430  153,805
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000   $9.875  $13.017
Accumulation Unit Value, End of Period                               -- $10.000  $9.875   $9.934  $13.120
Number of Units Outstanding, End of Period                           --       0 104,364  155,779   70,083
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $12.302 $13.878  $15.003  $16.524
Accumulation Unit Value, End of Period                               -- $13.878 $15.003  $16.524  $17.982
Number of Units Outstanding, End of Period                           --   3,678  38,895   75,482   74,937
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.952  $11.550
Accumulation Unit Value, End of Period                               --      -- $10.952  $11.550  $12.771
Number of Units Outstanding, End of Period                           --      --  25,853   97,009  126,090
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.749  $12.215
Accumulation Unit Value, End of Period                               --      -- $10.749  $12.215  $12.490
Number of Units Outstanding, End of Period                           --      -- 135,792  133,666  139,192
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.723  $12.162
Accumulation Unit Value, End of Period                               --      -- $10.723  $12.162  $12.400
Number of Units Outstanding, End of Period                           --      --   8,184   11,774   12,170
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000  $11.075  $12.180
Accumulation Unit Value, End of Period                               -- $10.000 $11.075  $12.180  $14.536
Number of Units Outstanding, End of Period                           --       0  10,185   50,324   92,339
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.820
Number of Units Outstanding, End of Period                           --      --      --       --   19,886
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $13.575  $15.858  $17.582
Accumulation Unit Value, End of Period                               -- $13.575 $15.858  $17.582  $19.312
Number of Units Outstanding, End of Period                           --  18,118  25,638   15,875   10,901
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.291  $12.455
Accumulation Unit Value, End of Period                               --      -- $11.291  $12.455  $14.764
Number of Units Outstanding, End of Period                           --      --  48,618   75,844   52,044
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.284  $12.429
Accumulation Unit Value, End of Period                               --      -- $11.284  $12.429  $14.725
Number of Units Outstanding, End of Period                           --      --  18,856   36,367   41,832
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $11.391 $14.515  $19.397  $22.243
Accumulation Unit Value, End of Period                               -- $14.515 $19.397  $22.243  $30.075
Number of Units Outstanding, End of Period                           --  33,080  90,377  135,757  136,528

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002.
All of the Variable Sub-Accounts shown above were first offered with the MAV
Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate  Advisor  Plus  Contracts:   Accumulation  Unit  Value  and  Number  of
Accumulation  Units  Outstanding for Each Variable  Sub-Account  Since Contracts
Were First  Offered*  (With the Earnings  Protection  Death Benefit  Option (age
0-70))

For the Years Beginning January 1* and Ending December 31,         2002    2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.252
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.444
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.473
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.482
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.335
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.729
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.805
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.862
Number of Units Outstanding, End of Period                           --      --      --       --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.847 $13.384  $14.532  $14.767
Accumulation Unit Value, End of Period                          $10.847 $13.384 $14.532  $14.767  $16.925
Number of Units Outstanding, End of Period                            0   9,772  11,000    9,974    9,925
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.221  $11.192
Accumulation Unit Value, End of Period                               --      -- $11.221  $11.192  $12.991
Number of Units Outstanding, End of Period                           --      --     927    3,358    3,232
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.519  $10.435
Accumulation Unit Value, End of Period                               --      -- $10.519  $10.435  $11.360
Number of Units Outstanding, End of Period                           --      --       0    3,137    6,207
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.531 $15.535  $16.999  $17.486
Accumulation Unit Value, End of Period                          $11.531 $15.535 $16.999  $17.486  $18.658
Number of Units Outstanding, End of Period                            0       0     128      128      127
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.222 $14.554  $17.679  $18.876
Accumulation Unit Value, End of Period                          $11.222 $14.554 $17.679  $18.876  $21.676
Number of Units Outstanding, End of Period                            0       0   3,988    4,024    4,491
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.235  $10.289
Accumulation Unit Value, End of Period                               --      -- $10.235  $10.289  $10.506
Number of Units Outstanding, End of Period                           --      --     254    1,468    1,445
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $11.000
Number of Units Outstanding, End of Period                           --      --      --       --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.321 $12.679  $14.018  $15.213
Accumulation Unit Value, End of Period                          $10.321 $12.679 $14.018  $15.213  $17.679
Number of Units Outstanding, End of Period                            0   7,781   9,581    9,606    8,455
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.229 $16.865  $20.645  $25.825
Accumulation Unit Value, End of Period                          $11.229 $16.865 $20.645  $25.825  $32.472
Number of Units Outstanding, End of Period                            0       0     156      131      553
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.472 $13.591  $15.812  $17.101
Accumulation Unit Value, End of Period                          $10.472 $13.591 $15.812  $17.101  $20.387
Number of Units Outstanding, End of Period                            0   4,569   4,211    5,234    6,881
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.718 $12.881  $14.507  $13.803
Accumulation Unit Value, End of Period                          $10.718 $12.881 $14.507  $13.803  $15.280
Number of Units Outstanding, End of Period                            0       0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.905  $11.449
Accumulation Unit Value, End of Period                               --      -- $10.905  $11.449  $12.884
Number of Units Outstanding, End of Period                           --      --       0    3,894    3,916
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.356  $10.299
Accumulation Unit Value, End of Period                               --      -- $10.356  $10.299  $11.053
Number of Units Outstanding, End of Period                           --      --       0    1,589    2,121
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.889  $11.036
Accumulation Unit Value, End of Period                               --      -- $10.889  $11.036  $12.705
Number of Units Outstanding, End of Period                           --      --       0      795      792
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.137  $11.438
Accumulation Unit Value, End of Period                               --      -- $11.137  $11.438  $12.115
Number of Units Outstanding, End of Period                           --      --       0        0      550
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.120  $11.814
Accumulation Unit Value, End of Period                               --      -- $11.120  $11.814  $13.015
Number of Units Outstanding, End of Period                           --      --       0    1,568    3,252
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.693 $13.087  $14.105  $14.354
Accumulation Unit Value, End of Period                          $10.693 $13.087 $14.105  $14.354  $15.621
Number of Units Outstanding, End of Period                            0   3,341   5,025    5,491    5,407
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.104  $10.150
Accumulation Unit Value, End of Period                               --      -- $10.104  $10.150  $10.455
Number of Units Outstanding, End of Period                           --      --       0        0    2,678
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $12.277  $12.848  $13.226
Accumulation Unit Value, End of Period                               -- $12.277 $12.848  $13.226  $13.980
Number of Units Outstanding, End of Period                           --     743   1,951    3,651    5,519
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.145 $14.227  $16.601  $18.588
Accumulation Unit Value, End of Period                          $10.145 $14.227 $16.601  $18.588  $21.415
Number of Units Outstanding, End of Period                            0   2,855   3,556    3,139    3,084
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.658 $12.951  $13.823  $13.841
Accumulation Unit Value, End of Period                          $10.658 $12.951 $13.823  $13.841  $14.841
Number of Units Outstanding, End of Period                            0     262   2,727    2,877    2,897
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.174 $12.627  $13.528  $14.042
Accumulation Unit Value, End of Period                          $10.174 $12.627 $13.528  $14.042  $15.819
Number of Units Outstanding, End of Period                            0   3,123   5,403    8,922   10,114
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.350 $14.655  $17.145  $18.465
Accumulation Unit Value, End of Period                          $10.350 $14.655 $17.145  $18.465  $20.784
Number of Units Outstanding, End of Period                            0   3,265   4,341    4,100    4,433
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.057 $12.384  $14.518  $15.959
Accumulation Unit Value, End of Period                          $10.057 $12.384 $14.518  $15.959  $16.090
Number of Units Outstanding, End of Period                            0   1,731   1,841    1,666    1,478
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.548 $12.130  $12.911  $12.989
Accumulation Unit Value, End of Period                          $10.548 $12.130 $12.911  $12.989  $13.673
Number of Units Outstanding, End of Period                            0   2,956   5,964   11,033    9,721
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.384 $12.425  $13.308  $13.975
Accumulation Unit Value, End of Period                          $10.384 $12.425 $13.308  $13.975  $15.482
Number of Units Outstanding, End of Period                            0     477     906      878    2,606
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.794 $13.497  $14.721  $15.207
Accumulation Unit Value, End of Period                          $10.794 $13.497 $14.721  $15.207  $17.303
Number of Units Outstanding, End of Period                            0   2,660   2,567      308      256
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $9.720 $11.296  $11.878  $13.199
Accumulation Unit Value, End of Period                           $9.720 $11.296 $11.878  $13.199  $13.319
Number of Units Outstanding, End of Period                            0     616   1,394    1,718      469
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.737 $13.337  $14.472  $14.646
Accumulation Unit Value, End of Period                          $10.737 $13.337 $14.472  $14.646  $15.891
Number of Units Outstanding, End of Period                            0   4,749   4,808    5,026    5,137
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.182 $10.436  $10.699  $10.750
Accumulation Unit Value, End of Period                          $10.182 $10.436 $10.699  $10.750  $11.030
Number of Units Outstanding, End of Period                            0   3,822   4,264    8,948    8,850
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.601 $13.374  $15.254  $16.801
Accumulation Unit Value, End of Period                          $10.601 $13.374 $15.254  $16.801  $21.065
Number of Units Outstanding, End of Period                            0     819     735      673    2,234
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.404 $12.984  $14.356  $15.334
Accumulation Unit Value, End of Period                          $10.404 $12.984 $14.356  $15.334  $17.150
Number of Units Outstanding, End of Period                            0       0     299      259      261
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $9.981  $9.847   $9.730   $9.793
Accumulation Unit Value, End of Period                           $9.981  $9.847  $9.730   $9.793  $10.036
Number of Units Outstanding, End of Period                            0   1,949   4,070    9,057   17,290
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.375 $13.488  $14.605  $15.771
Accumulation Unit Value, End of Period                          $10.375 $13.488 $14.605  $15.771  $16.807
Number of Units Outstanding, End of Period                            0   1,912   2,248    2,434    1,376
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.200 $14.565  $16.503  $17.155
Accumulation Unit Value, End of Period                          $11.200 $14.565 $16.503  $17.155  $19.537
Number of Units Outstanding, End of Period                            0       0     195    1,151    1,598
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.639 $13.088  $13.818  $14.245
Accumulation Unit Value, End of Period                          $10.639 $13.088 $13.818  $14.245  $15.565
Number of Units Outstanding, End of Period                            0     119     311      279      287
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.511 $12.076  $12.827  $13.095
Accumulation Unit Value, End of Period                          $10.511 $12.076 $12.827  $13.095  $14.387
Number of Units Outstanding, End of Period                            0   9,347   9,608    9,712    5,553
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.466 $14.049  $16.770  $17.874
Accumulation Unit Value, End of Period                          $11.466 $14.049 $16.770  $17.874  $22.289
Number of Units Outstanding, End of Period                            0     783   1,690    1,633    1,504
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.369 $13.554  $15.780  $17.373
Accumulation Unit Value, End of Period                          $10.369 $13.554 $15.780  $17.373  $17.983
Number of Units Outstanding, End of Period                            0       0     182      204      204
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.106 $12.391  $12.775  $13.254
Accumulation Unit Value, End of Period                          $10.106 $12.391 $12.775  $13.254  $13.718
Number of Units Outstanding, End of Period                            0   9,395  11,049    9,078    9,512
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.111  $12.119
Accumulation Unit Value, End of Period                               --      -- $11.111  $12.119  $12.482
Number of Units Outstanding, End of Period                           --      --   3,992    3,896    4,021
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.324  $11.573
Accumulation Unit Value, End of Period                               --      -- $11.324  $11.573  $13.184
Number of Units Outstanding, End of Period                           --      --       0   10,101   10,533
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.649 $13.647  $14.951  $16.103
Accumulation Unit Value, End of Period                          $10.649 $13.647 $14.951  $16.103  $18.333
Number of Units Outstanding, End of Period                            0   5,800   6,211    6,908   12,416
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000   $9.870   $9.924
Accumulation Unit Value, End of Period                               -- $10.000  $9.870   $9.924  $10.148
Number of Units Outstanding, End of Period                           --       0   5,097    5,091    5,128
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $9.407 $11.731  $12.295  $12.992
Accumulation Unit Value, End of Period                           $9.407 $11.731 $12.295  $12.992  $13.088
Number of Units Outstanding, End of Period                            0   6,491   6,759    6,513    6,965
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.056 $13.865  $14.982  $16.492
Accumulation Unit Value, End of Period                          $11.056 $13.865 $14.982  $16.492  $17.939
Number of Units Outstanding, End of Period                            0       0     656      587    1,340
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.948  $11.540
Accumulation Unit Value, End of Period                               --      -- $10.948  $11.540  $12.753
Number of Units Outstanding, End of Period                           --      --     735   18,696   25,496
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.745  $12.205
Accumulation Unit Value, End of Period                               --      -- $10.745  $12.205  $12.473
Number of Units Outstanding, End of Period                           --      --     901      831      869
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.720  $12.152
Accumulation Unit Value, End of Period                               --      -- $10.720  $12.152  $12.383
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000  $11.069  $12.168
Accumulation Unit Value, End of Period                               -- $10.000 $11.069  $12.168  $14.514
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.816
Number of Units Outstanding, End of Period                           --      --      --       --      763
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $13.570  $15.845  $17.558
Accumulation Unit Value, End of Period                               -- $13.570 $15.845  $17.558  $19.276
Number of Units Outstanding, End of Period                           --       0     271      226      232
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.287  $12.444
Accumulation Unit Value, End of Period                               --      -- $11.287  $12.444  $14.744
Number of Units Outstanding, End of Period                           --      --   1,361    1,263    1,177
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.281  $12.419
Accumulation Unit Value, End of Period                               --      -- $11.281  $12.419  $14.705
Number of Units Outstanding, End of Period                           --      --       0        0      226
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.697 $14.502  $19.370  $22.200
Accumulation Unit Value, End of Period                          $10.697 $14.502 $19.370  $22.200  $30.002
Number of Units Outstanding, End of Period                            0     531     570      452      351

* The Allstate Advisor Plus Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital
Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT
Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP
Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT
Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van
Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series -
All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and
Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap
Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) -
Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income -
Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2
Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP
Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class
2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the MAV Death Benefit Option, added on or after May 1,
2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003)

For the Years Beginning January 1* and Ending December 31,         2002    2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.245
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.437
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.466
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.475
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.327
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.723
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.798
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.855
Number of Units Outstanding, End of Period                           --      --      --       --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.704 $13.371  $14.504  $14.723
Accumulation Unit Value, End of Period                               -- $13.371 $14.504  $14.723  $16.857
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.214  $11.173
Accumulation Unit Value, End of Period                               --      -- $11.214  $11.173  $12.956
Number of Units Outstanding, End of Period                           --      --       0        0        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.516  $10.422
Accumulation Unit Value, End of Period                               --      -- $10.516  $10.422  $11.334
Number of Units Outstanding, End of Period                           --      --       0        0        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.827 $15.520  $16.966  $17.434
Accumulation Unit Value, End of Period                               -- $15.520 $16.966  $17.434  $18.583
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.045 $14.540  $17.644  $18.819
Accumulation Unit Value, End of Period                               -- $14.540 $17.644  $18.819  $21.589
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.228  $10.272
Accumulation Unit Value, End of Period                               --      -- $10.228  $10.272  $10.477
Number of Units Outstanding, End of Period                           --      --       0        0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.992
Number of Units Outstanding, End of Period                           --      --      --       --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.605 $12.667  $13.990  $15.168
Accumulation Unit Value, End of Period                               -- $12.667 $13.990  $15.168  $17.608
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.681 $16.849  $20.604  $25.748
Accumulation Unit Value, End of Period                               -- $16.849 $20.604  $25.748  $32.343
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.383 $13.578  $15.781  $17.050
Accumulation Unit Value, End of Period                               -- $13.578 $15.781  $17.050  $20.306
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.589 $12.869  $14.479  $13.761
Accumulation Unit Value, End of Period                               -- $12.869 $14.479  $13.761  $15.219
Number of Units Outstanding, End of Period                           --       0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.902  $11.435
Accumulation Unit Value, End of Period                               --      -- $10.902  $11.435  $12.855
Number of Units Outstanding, End of Period                           --      --       0        0        0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.353  $10.286
Accumulation Unit Value, End of Period                               --      -- $10.353  $10.286  $11.028
Number of Units Outstanding, End of Period                           --      --       0        0        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.886  $11.022
Accumulation Unit Value, End of Period                               --      -- $10.886  $11.022  $12.676
Number of Units Outstanding, End of Period                           --      --       0        0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.134  $11.424
Accumulation Unit Value, End of Period                               --      -- $11.134  $11.424  $12.087
Number of Units Outstanding, End of Period                           --      --       0        0        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.117  $11.799
Accumulation Unit Value, End of Period                               --      -- $11.117  $11.799  $12.986
Number of Units Outstanding, End of Period                           --      --       0        0        0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.110 $13.075  $14.077  $14.311
Accumulation Unit Value, End of Period                               -- $13.075 $14.077  $14.311  $15.558
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer Core Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.101  $10.137
Accumulation Unit Value, End of Period                               --      -- $10.101  $10.137  $10.431
Number of Units Outstanding, End of Period                           --      --       0        0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $12.268  $12.826  $13.190
Accumulation Unit Value, End of Period                               -- $12.268 $12.826  $13.190  $13.928
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.084 $14.213  $16.568  $18.532
Accumulation Unit Value, End of Period                               -- $14.213 $16.568  $18.532  $21.330
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.733 $12.938  $13.795  $13.800
Accumulation Unit Value, End of Period                               -- $12.938 $13.795  $13.800  $14.781
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.466 $12.615  $13.501  $14.000
Accumulation Unit Value, End of Period                               -- $12.615 $13.501  $14.000  $15.756
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.716 $14.641  $17.111  $18.410
Accumulation Unit Value, End of Period                               -- $14.641 $17.111  $18.410  $20.700
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.342 $12.372  $14.489  $15.912
Accumulation Unit Value, End of Period                               -- $12.372 $14.489  $15.912  $16.025
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.249 $12.119  $12.886  $12.950
Accumulation Unit Value, End of Period                               -- $12.119 $12.886  $12.950  $13.618
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.754 $12.414  $13.282  $13.933
Accumulation Unit Value, End of Period                               -- $12.414 $13.282  $13.933  $15.420
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.995 $13.484  $14.692  $15.161
Accumulation Unit Value, End of Period                               -- $13.484 $14.692  $15.161  $17.233
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.235 $11.285  $11.855  $13.160
Accumulation Unit Value, End of Period                               -- $11.285 $11.855  $13.160  $13.266
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.868 $13.324  $14.443  $14.603
Accumulation Unit Value, End of Period                               -- $13.324 $14.443  $14.603  $15.827
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.358 $10.426  $10.677  $10.718
Accumulation Unit Value, End of Period                               -- $10.426 $10.677  $10.718  $10.986
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.577 $13.361  $15.224  $16.751
Accumulation Unit Value, End of Period                               -- $13.361 $15.224  $16.751  $20.980
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.694 $12.972  $14.328  $15.288
Accumulation Unit Value, End of Period                               -- $12.972 $14.328  $15.288  $17.081
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.939  $9.838   $9.710   $9.764
Accumulation Unit Value, End of Period                               --  $9.838  $9.710   $9.764   $9.995
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.981 $13.475  $14.576  $15.724
Accumulation Unit Value, End of Period                               -- $13.475 $14.576  $15.724  $16.739
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.323 $14.551  $16.471  $17.104
Accumulation Unit Value, End of Period                               -- $14.551 $16.471  $17.104  $19.459
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.843 $13.075  $13.791  $14.202
Accumulation Unit Value, End of Period                               -- $13.075 $13.791  $14.202  $15.503
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.684 $12.064  $12.801  $13.056
Accumulation Unit Value, End of Period                               -- $12.064 $12.801  $13.056  $14.330
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $11.649 $14.036  $16.737  $17.820
Accumulation Unit Value, End of Period                               -- $14.036 $16.737  $17.820  $22.200
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.800 $13.541  $15.749  $17.321
Accumulation Unit Value, End of Period                               -- $13.541 $15.749  $17.321  $17.912
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.580 $12.379  $12.750  $13.215
Accumulation Unit Value, End of Period                               -- $12.379 $12.750  $13.215  $13.664
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.103  $12.099
Accumulation Unit Value, End of Period                               --      -- $11.103  $12.099  $12.449
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.316  $11.554
Accumulation Unit Value, End of Period                               --      -- $11.316  $11.554  $13.148
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.781 $13.333  $14.922  $16.055
Accumulation Unit Value, End of Period                               -- $13.333 $14.922  $16.055  $18.259
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000   $9.860   $9.904
Accumulation Unit Value, End of Period                               -- $10.000  $9.860   $9.904  $10.117
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.931 $11.720  $12.271  $12.953
Accumulation Unit Value, End of Period                               -- $11.720 $12.271  $12.953  $13.036
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $12.292 $13.852  $14.953  $16.443
Accumulation Unit Value, End of Period                               -- $13.852 $14.953  $16.443  $17.867
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.941  $11.521
Accumulation Unit Value, End of Period                               --      -- $10.941  $11.521  $12.719
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.738  $12.184
Accumulation Unit Value, End of Period                               --      -- $10.738  $12.184  $12.439
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.712  $12.131
Accumulation Unit Value, End of Period                               --      -- $10.712  $12.131  $12.350
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000  $11.058  $12.143
Accumulation Unit Value, End of Period                               -- $10.000 $11.058  $12.143  $14.469
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.809
Number of Units Outstanding, End of Period                           --      --      --       --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $13.561  $15.818  $17.510
Accumulation Unit Value, End of Period                               -- $13.561 $15.818  $17.510  $19.204
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.280  $12.423
Accumulation Unit Value, End of Period                               --      -- $11.280  $12.423  $14.704
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.273  $12.398
Accumulation Unit Value, End of Period                               --      -- $11.273  $12.398  $14.665
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $11.382 $14.488  $19.332  $22.134
Accumulation Unit Value, End of Period                               -- $14.488 $19.332  $22.134  $29.882
Number of Units Outstanding, End of Period                           --       0       0        0        0

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002.
All of the Variable Sub-Accounts shown above were first offered with the MAV
Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van
Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.










Allstate  Advisor  Plus  Contracts:   Accumulation  Unit  Value  and  Number  of
Accumulation  Units  Outstanding for Each Variable  Sub-Account  Since Contracts
Were  First  Offered*  (With  the MAV  Death  Benefit  Option  and the  Enhanced
Beneficiary  Protection (Annual Increase) Option,  both added on or after May 1,
2003)

For the Years Beginning January 1* and Ending December 31,         2002    2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.235
Number of Units Outstanding, End of Period                           --      --      --       --    4,686
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.426
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.455
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.464
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.317
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.713
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.787
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.845
Number of Units Outstanding, End of Period                           --      --      --       --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.704 $13.358  $14.467  $14.663
Accumulation Unit Value, End of Period                               -- $13.358 $14.467  $14.663  $16.763
Number of Units Outstanding, End of Period                           --  58,433  95,303   91,040   78,333
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.202  $11.145
Accumulation Unit Value, End of Period                               --      -- $11.202  $11.145  $12.903
Number of Units Outstanding, End of Period                           --      --  50,858   55,058   64,778
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.512  $10.402
Accumulation Unit Value, End of Period                               --      -- $10.512  $10.402  $11.295
Number of Units Outstanding, End of Period                           --      --       0    3,731   46,934
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.827 $15.504  $16.922  $17.363
Accumulation Unit Value, End of Period                               -- $15.504 $16.922  $17.363  $18.479
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.045 $14.525  $17.599  $18.743
Accumulation Unit Value, End of Period                               -- $14.525 $17.599  $18.743  $21.469
Number of Units Outstanding, End of Period                           --  40,224  62,228   56,914   53,356
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.218  $10.245
Accumulation Unit Value, End of Period                               --      -- $10.218  $10.245  $10.435
Number of Units Outstanding, End of Period                           --      --  10,706   14,164   22,617
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.981
Number of Units Outstanding, End of Period                           --      --      --       --    1,321
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.605 $12.654  $13.955  $15.106
Accumulation Unit Value, End of Period                               -- $12.654 $13.955  $15.106  $17.510
Number of Units Outstanding, End of Period                           --  44,103  75,456   90,215   84,003
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.681 $16.831  $20.552  $25.643
Accumulation Unit Value, End of Period                               -- $16.831 $20.552  $25.643  $32.162
Number of Units Outstanding, End of Period                           --   4,416   5,810   11,213   12,368
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.383 $13.564  $15.741  $16.980
Accumulation Unit Value, End of Period                               -- $13.564 $15.741  $16.980  $20.192
Number of Units Outstanding, End of Period                           --  26,653  32,421   34,383   56,511
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.589 $12.855  $14.442  $13.705
Accumulation Unit Value, End of Period                               -- $12.855 $14.442  $13.705  $15.134
Number of Units Outstanding, End of Period                           --       0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.898  $11.413
Accumulation Unit Value, End of Period                               --      -- $10.898  $11.413  $12.811
Number of Units Outstanding, End of Period                           --      --     552    3,147    5,493
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.349  $10.266
Accumulation Unit Value, End of Period                               --      -- $10.349  $10.266  $10.990
Number of Units Outstanding, End of Period                           --      --   1,186    4,126   18,667
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.882  $11.001
Accumulation Unit Value, End of Period                               --      -- $10.882  $11.001  $12.633
Number of Units Outstanding, End of Period                           --      --  24,663   35,649   49,229
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.130  $11.402
Accumulation Unit Value, End of Period                               --      -- $11.130  $11.402  $12.046
Number of Units Outstanding, End of Period                           --      --       0    14928   20,956
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.113  $11.776
Accumulation Unit Value, End of Period                               --      -- $11.113  $11.776  $12.941
Number of Units Outstanding, End of Period                           --      --   3,558   11,896   32,704
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.110 $13.061  $14.041  $14.253
Accumulation Unit Value, End of Period                               -- $13.061 $14.041  $14.253  $15.471
Number of Units Outstanding, End of Period                           --  46,338  85,880   60,876   53,378
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000  $10.097  $10.118
Accumulation Unit Value, End of Period                               -- $12.256 $10.097  $10.118  $10.395
Number of Units Outstanding, End of Period                           --  41,651     518    4,119   33,386
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $12.256  $12.794  $13.136
Accumulation Unit Value, End of Period                               -- $12.256 $12.794  $13.136  $13.850
Number of Units Outstanding, End of Period                           --  41,651  90,120   86,636   67,093
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.084 $14.198  $16.526  $18.457
Accumulation Unit Value, End of Period                               -- $14.198 $16.526  $18.457  $21.210
Number of Units Outstanding, End of Period                           --   5,649  22,787   31,781   34,943
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.734 $12.925  $13.760  $13.743
Accumulation Unit Value, End of Period                               -- $12.925 $13.760  $13.743  $14.699
Number of Units Outstanding, End of Period                           --  24,012  41,797   44,125   31,099
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.465 $12.602  $13.467  $13.943
Accumulation Unit Value, End of Period                               -- $12.602 $13.467  $13.943  $15.668
Number of Units Outstanding, End of Period                           --  54,811  71,466   77,539  110,976
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.716 $14.626  $17.067  $18.335
Accumulation Unit Value, End of Period                               -- $14.626 $17.067  $18.335  $20.585
Number of Units Outstanding, End of Period                           --  18,765  30,343   41,169   41,264
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.342 $12.359  $14.452  $15.847
Accumulation Unit Value, End of Period                               -- $12.359 $14.452  $15.847  $15.936
Number of Units Outstanding, End of Period                           --  11,015  12,491   23,996   23,537
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.249 $12.106  $12.853  $12.897
Accumulation Unit Value, End of Period                               -- $12.106 $12.853  $12.897  $13.542
Number of Units Outstanding, End of Period                           --  57,153  73,571   74,235   82,853
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.754 $12.401  $13.248  $13.876
Accumulation Unit Value, End of Period                               -- $12.401 $13.248  $13.876  $15.334
Number of Units Outstanding, End of Period                           --   6,622  10,899   10,676   17,466
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.995 $13.470  $14.654  $15.099
Accumulation Unit Value, End of Period                               -- $13.470 $14.654  $15.099  $17.137
Number of Units Outstanding, End of Period                           --  74,696 117,185  122,430   95,902
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.235 $11.274  $11.825  $13.106
Accumulation Unit Value, End of Period                               -- $11.274 $11.825  $13.106  $13.191
Number of Units Outstanding, End of Period                           --  18,411  27,412   23,929   23,711
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.868 $13.311  $14.407  $14.543
Accumulation Unit Value, End of Period                               -- $13.311 $14.407  $14.543  $15.739
Number of Units Outstanding, End of Period                           --  24,841  36,370   38,032   40,992
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.358 $10.416  $10.650  $10.674
Accumulation Unit Value, End of Period                               -- $10.416 $10.650  $10.674  $10.924
Number of Units Outstanding, End of Period                           --  53,004  73,431   68,457   85,428
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.577 $13.348  $15.185  $16.683
Accumulation Unit Value, End of Period                               -- $13.348 $15.185  $16.683  $20.863
Number of Units Outstanding, End of Period                           --  14,094  41,178   53,166   62,067
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.694 $12.958  $14.291  $15.226
Accumulation Unit Value, End of Period                               -- $12.958 $14.291  $15.226  $16.986
Number of Units Outstanding, End of Period                           --  10,229  10,125   18,511   37,660
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.939  $9.828   $9.686   $9.724
Accumulation Unit Value, End of Period                               --  $9.828  $9.686   $9.724   $9.939
Number of Units Outstanding, End of Period                           --  25,177  32,020   29,273   71,237
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.981 $13.461  $14.539  $15.660
Accumulation Unit Value, End of Period                               -- $13.461 $14.539  $15.660  $16.646
Number of Units Outstanding, End of Period                           --  14,898  34,837   32,645   31,692
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.323 $14.536  $16.428  $17.034
Accumulation Unit Value, End of Period                               -- $14.536 $16.428  $17.034  $19.350
Number of Units Outstanding, End of Period                           --  20,622  60,124   74,694   90,486
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.843 $13.062  $13.756  $14.144
Accumulation Unit Value, End of Period                               -- $13.062 $13.756  $14.144  $15.416
Number of Units Outstanding, End of Period                           --   9,417  28,215   27,190   25,462
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.684 $12.052  $12.769  $13.003
Accumulation Unit Value, End of Period                               -- $12.052 $12.769  $13.003  $14.250
Number of Units Outstanding, End of Period                           --  45,633  62,240   82,236   72,235
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $11.649 $14.021  $16.694  $17.748
Accumulation Unit Value, End of Period                               -- $14.021 $16.694  $17.748  $22.076
Number of Units Outstanding, End of Period                           --  18,435  43,573   41,896   38,563
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.800 $13.530  $15.709  $17.250
Accumulation Unit Value, End of Period                               -- $13.530 $15.709  $17.250  $17.811
Number of Units Outstanding, End of Period                           --  12,273  15,110   14,629   14,319
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.580 $12.366  $12.717  $13.161
Accumulation Unit Value, End of Period                               -- $12.366 $12.717  $13.161  $13.587
Number of Units Outstanding, End of Period                           --  35,442  54,638   52,536   53,338
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.092  $12.068
Accumulation Unit Value, End of Period                               --      -- $11.092  $12.068  $12.398
Number of Units Outstanding, End of Period                           --      --   8,818   10,898   10,783
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.305  $11.524
Accumulation Unit Value, End of Period                               --      -- $11.305  $11.524  $13.094
Number of Units Outstanding, End of Period                           --      --   5,066   10,285   20,843
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.781 $13.320  $14.883  $15.990
Accumulation Unit Value, End of Period                               -- $13.320 $14.883  $15.990  $18.157
Number of Units Outstanding, End of Period                           --  39,017  50,428   56,210   57,945
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000   $9.845   $9.874
Accumulation Unit Value, End of Period                               -- $10.000  $9.845   $9.874  $10.071
Number of Units Outstanding, End of Period                           --       0   6,228   10,881   11,508
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.993 $11.708  $12.240  $12.900
Accumulation Unit Value, End of Period                               -- $11.708 $12.240  $12.900  $12.963
Number of Units Outstanding, End of Period                           --  14,034  18,573   12,212   12,462
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $12.292 $13.838  $14.914  $16.376
Accumulation Unit Value, End of Period                               -- $13.838 $14.914  $16.376  $17.767
Number of Units Outstanding, End of Period                           --   1,883   4,903    7,796    4,839
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.929  $11.492
Accumulation Unit Value, End of Period                               --      -- $10.929  $11.492  $12.667
Number of Units Outstanding, End of Period                           --      --     231    1,932    1,908
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.727  $12.153
Accumulation Unit Value, End of Period                               --      -- $10.727  $12.153  $12.388
Number of Units Outstanding, End of Period                           --      --  24,769   22,591   22,629
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.701  $12.100
Accumulation Unit Value, End of Period                               --      -- $10.701  $12.100  $12.300
Number of Units Outstanding, End of Period                           --      --   3,178    1,781    1,763
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000  $11.041  $12.106
Accumulation Unit Value, End of Period                               -- $10.000 $11.041  $12.106  $14.403
Number of Units Outstanding, End of Period                           --       0   2,287   22,147   20,763
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.799
Number of Units Outstanding, End of Period                           --      --      --       --   13,101
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $13.547  $15.778  $17.439
Accumulation Unit Value, End of Period                               -- $13.547 $15.778  $17.439  $19.097
Number of Units Outstanding, End of Period                           --   4,830   4,677    7,662    6,778
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.268  $12.391
Accumulation Unit Value, End of Period                               --      -- $11.268  $12.391  $14.644
Number of Units Outstanding, End of Period                           --      --  49,723   34,935   32,926
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.261  $12.366
Accumulation Unit Value, End of Period                               --      -- $11.261  $12.366  $14.606
Number of Units Outstanding, End of Period                           --      --   2,729    4,917    8,315
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $11.382 $14.473  $19.283  $22.044
Accumulation Unit Value, End of Period                               -- $14.473 $19.283  $22.044  $29.715
Number of Units Outstanding, End of Period                           --  14,213  19,305   14,545   16,044

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002.
All of the Variable Sub-Accounts shown above were first offered with the MAV
Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.30% under the contracts on May 1, 2003, except for the Van
Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the MAV Death Benefit Option, added on or after May 1,
2003, and the Earnings Protection Death Benefit Option (age 0-70)) or (With the
MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced
Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,         2002    2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.238
Number of Units Outstanding, End of Period                           --      --      --       --    5,704
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.429
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.459
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.468
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.320
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.716
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.791
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.848
Number of Units Outstanding, End of Period                           --      --      --       --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.698 $13.355  $14.471  $14.675
Accumulation Unit Value, End of Period                               -- $13.355 $14.471  $14.675  $16.785
Number of Units Outstanding, End of Period                           --     994   3,007    2,836    2,597
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.206  $11.154
Accumulation Unit Value, End of Period                               --      -- $11.206  $11.154  $12.920
Number of Units Outstanding, End of Period                           --      --     388    8,817   15,652
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.513  $10.409
Accumulation Unit Value, End of Period                               --      -- $10.513  $10.409  $11.308
Number of Units Outstanding, End of Period                           --      --       0    2,011    1,820
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.821 $15.501  $16.928  $17.377
Accumulation Unit Value, End of Period                               -- $15.501 $16.928  $17.377  $18.503
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.039 $14.522  $17.604  $18.758
Accumulation Unit Value, End of Period                               -- $14.522 $17.604  $18.758  $21.497
Number of Units Outstanding, End of Period                           --     489   1,281    1,352    1,281
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.221  $10.254
Accumulation Unit Value, End of Period                               --      -- $10.221  $10.254  $10.449
Number of Units Outstanding, End of Period                           --      --       0        0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.985
Number of Units Outstanding, End of Period                           --      --      --       --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.599 $12.651  $13.959  $15.118
Accumulation Unit Value, End of Period                               -- $12.651 $13.959  $15.118  $17.533
Number of Units Outstanding, End of Period                           --     593   1,038    7,115    7,038
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.674 $16.828  $20.558  $25.664
Accumulation Unit Value, End of Period                               -- $16.828 $20.558  $25.664  $32.204
Number of Units Outstanding, End of Period                           --     535   1,162    1,167    1,257
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.377 $13.561  $15.746  $16.994
Accumulation Unit Value, End of Period                               -- $13.561 $15.746  $16.994  $20.219
Number of Units Outstanding, End of Period                           --   2,037   3,071    8,069   10,854
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.583 $12.853  $14.446  $13.716
Accumulation Unit Value, End of Period                               -- $12.853 $14.446  $13.716  $15.154
Number of Units Outstanding, End of Period                           --       0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.899  $11.420
Accumulation Unit Value, End of Period                               --      -- $10.899  $11.420  $12.826
Number of Units Outstanding, End of Period                           --      --       0        0      944
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.351  $10.273
Accumulation Unit Value, End of Period                               --      -- $10.351  $10.273  $11.003
Number of Units Outstanding, End of Period                           --      --       0    1,019    2,035
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.884  $11.008
Accumulation Unit Value, End of Period                               --      -- $10.884  $11.008  $12.647
Number of Units Outstanding, End of Period                           --      --       0        7    5,262
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.132  $11.409
Accumulation Unit Value, End of Period                               --      -- $11.132  $11.409  $12.060
Number of Units Outstanding, End of Period                           --      --       0      394      263
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.115  $11.784
Accumulation Unit Value, End of Period                               --      -- $11.115  $11.784  $12.956
Number of Units Outstanding, End of Period                           --      --       0      360      508
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.104 $13.059  $14.045  $14.265
Accumulation Unit Value, End of Period                               -- $13.059 $14.045  $14.265  $15.492
Number of Units Outstanding, End of Period                           --   1,030     964      976      641
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.099  $10.124
Accumulation Unit Value, End of Period                               --      -- $10.099  $10.124  $10.407
Number of Units Outstanding, End of Period                           --      --       0        0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $12.260  $12.805  $13.154
Accumulation Unit Value, End of Period                               -- $12.260 $12.805  $13.154  $13.876
Number of Units Outstanding, End of Period                           --       0       0      939      891
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.079 $14.195  $16.531  $18.472
Accumulation Unit Value, End of Period                               -- $14.195 $16.531  $18.472  $21.238
Number of Units Outstanding, End of Period                           --   1,156   1,624    1,543    1,478
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.727 $12.922  $13.764  $13.755
Accumulation Unit Value, End of Period                               -- $12.922 $13.764  $13.755  $14.718
Number of Units Outstanding, End of Period                           --      89     410      841    1,663
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.460 $12.599  $13.471  $13.955
Accumulation Unit Value, End of Period                               -- $12.599 $13.471  $13.955  $15.688
Number of Units Outstanding, End of Period                           --     790   2,784    5,052    4,753
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.710 $14.623  $17.072  $18.350
Accumulation Unit Value, End of Period                               -- $14.623 $17.072  $18.350  $20.612
Number of Units Outstanding, End of Period                           --     895   1,228    1,381    1,855
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.337 $12.356  $14.456  $15.860
Accumulation Unit Value, End of Period                               -- $12.356 $14.456  $15.860  $15.957
Number of Units Outstanding, End of Period                           --     358     340      338      330
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.243 $12.104  $12.857  $12.907
Accumulation Unit Value, End of Period                               -- $12.104 $12.857  $12.907  $13.559
Number of Units Outstanding, End of Period                           --   2,840   3,448    6,724    7,054
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.748 $12.398  $13.252  $13.887
Accumulation Unit Value, End of Period                               -- $12.398 $13.252  $13.887  $15.354
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.989 $13.468  $14.659  $15.111
Accumulation Unit Value, End of Period                               -- $13.468 $14.659  $15.111  $17.160
Number of Units Outstanding, End of Period                           --   3,333   4,943    4,869    4,661
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.230 $11.271  $11.828  $13.117
Accumulation Unit Value, End of Period                               -- $11.271 $11.828  $13.117  $13.209
Number of Units Outstanding, End of Period                           --     884     975      947      993
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.861 $13.308  $14.411  $14.555
Accumulation Unit Value, End of Period                               -- $13.308 $14.411  $14.555  $15.759
Number of Units Outstanding, End of Period                           --   1,464   1,971    1,666    1,944
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.352 $10.414  $10.653  $10.683
Accumulation Unit Value, End of Period                               -- $10.414 $10.653  $10.683  $10.939
Number of Units Outstanding, End of Period                           --   2,694   3,964    6,575    7,026
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.571 $13.345  $15.190  $16.696
Accumulation Unit Value, End of Period                               -- $13.345 $15.190  $16.696  $20.891
Number of Units Outstanding, End of Period                           --       0       0      631      631
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.688 $12.956  $14.296  $15.238
Accumulation Unit Value, End of Period                               -- $12.956 $14.296  $15.238  $17.008
Number of Units Outstanding, End of Period                           --     359       0      502      172
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.933  $9.826   $9.689   $9.732
Accumulation Unit Value, End of Period                               --  $9.826  $9.689   $9.732   $9.953
Number of Units Outstanding, End of Period                           --       7     345    3,618    5,973
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.975 $13.459  $14.543  $15.673
Accumulation Unit Value, End of Period                               -- $13.459 $14.543  $15.673  $16.668
Number of Units Outstanding, End of Period                           --     406     731      742      738
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.317 $14.533  $16.433  $17.048
Accumulation Unit Value, End of Period                               -- $14.533 $16.433  $17.048  $19.375
Number of Units Outstanding, End of Period                           --   1,782   2,094    2,672    2,201
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.837 $13.059  $13.760  $14.156
Accumulation Unit Value, End of Period                               -- $13.059 $13.760  $14.156  $15.436
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.678 $12.050  $12.773  $13.013
Accumulation Unit Value, End of Period                               -- $12.050 $12.773  $13.013  $14.268
Number of Units Outstanding, End of Period                           --   2,077   3,212    2,519    1,951
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $11.642 $14.019  $16.699  $17.762
Accumulation Unit Value, End of Period                               -- $14.019 $16.699  $17.762  $22.105
Number of Units Outstanding, End of Period                           --       0     259      307      307
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.794 $13.524  $15.713  $17.264
Accumulation Unit Value, End of Period                               -- $13.524 $15.713  $17.264  $17.835
Number of Units Outstanding, End of Period                           --     336     395      380      389
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.574 $12.364  $12.721  $13.172
Accumulation Unit Value, End of Period                               -- $12.364 $12.721  $13.172  $13.605
Number of Units Outstanding, End of Period                           --   1,127   1,192    1,795    1,644
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.096  $12.078
Accumulation Unit Value, End of Period                               --      -- $11.096  $12.078  $12.415
Number of Units Outstanding, End of Period                           --      --     115      114      113
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.309  $11.534
Accumulation Unit Value, End of Period                               --      -- $11.309  $11.534  $13.112
Number of Units Outstanding, End of Period                           --      --     426    1,341    1,212
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.775 $13.317  $14.888  $16.003
Accumulation Unit Value, End of Period                               -- $13.317 $14.888  $16.003  $18.181
Number of Units Outstanding, End of Period                           --   3,796   4,051    4,909    4,469
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000   $9.850   $9.884
Accumulation Unit Value, End of Period                               -- $10.000  $9.850   $9.884  $10.086
Number of Units Outstanding, End of Period                           --       0     121      124    1,332
Van Kampen LIT Stratigic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.925 $11.705  $12.243  $12.911
Accumulation Unit Value, End of Period                               -- $11.705 $12.243  $12.911  $12.980
Number of Units Outstanding, End of Period                           --     780     743      797    1,788
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $12.285 $13.835  $14.919  $16.389
Accumulation Unit Value, End of Period                               -- $13.835 $14.919  $16.389  $17.790
Number of Units Outstanding, End of Period                           --       2       4        6      688
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.933  $11.501
Accumulation Unit Value, End of Period                               --      -- $10.933  $11.501  $12.684
Number of Units Outstanding, End of Period                           --      --       0    5,623    7,410
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.730  $12.164
Accumulation Unit Value, End of Period                               --      -- $10.730  $12.164  $12.405
Number of Units Outstanding, End of Period                           --      --     115      114      361
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.705  $12.111
Accumulation Unit Value, End of Period                               --      -- $10.705  $12.111  $12.316
Number of Units Outstanding, End of Period                           --      --       0      260      280
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000  $11.047  $12.118
Accumulation Unit Value, End of Period                               -- $10.000 $11.047  $12.118  $14.425
Number of Units Outstanding, End of Period                           --       0       0        0      379
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.803
Number of Units Outstanding, End of Period                           --      --      --       --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $13.552  $15.791  $17.463
Accumulation Unit Value, End of Period                               -- $13.552 $15.791  $17.463  $19.132
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.272  $12.402
Accumulation Unit Value, End of Period                               --      -- $11.272  $12.402  $14.664
Number of Units Outstanding, End of Period                           --      --   1,499    1,365    1,231
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.265  $12.377
Accumulation Unit Value, End of Period                               --      -- $11.265  $12.377  $14.626
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $11.376 $14.470  $19.288  $22.061
Accumulation Unit Value, End of Period                               -- $14.470 $19.288  $22.061  $29.754
Number of Units Outstanding, End of Period                           --     205     510      776    1,135

* The Allstate Advisor Plus Contracts were first offered with the MAV Death
Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on
October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contacts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With MAV Death Benefit Option, added on or after May 1,
2003, and the Earnings Protection Death Benefit Option (age under 71-79)) or
(With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced
Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,         2002    2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.228
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.419
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.448
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.457
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.310
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.706
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.779
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.838
Number of Units Outstanding, End of Period                           --      --      --       --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.690 $13.330  $14.422  $14.603
Accumulation Unit Value, End of Period                               -- $13.330 $14.422  $14.603  $16.677
Number of Units Outstanding, End of Period                           --     214     216      763      715
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.194  $11.126
Accumulation Unit Value, End of Period                               --      -- $11.194  $11.126  $12.868
Number of Units Outstanding, End of Period                           --      --       0        0        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.509  $10.389
Accumulation Unit Value, End of Period                               --      -- $10.509  $10.389  $11.269
Number of Units Outstanding, End of Period                           --      --       0        0        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.811 $15.472  $16.870  $17.292
Accumulation Unit Value, End of Period                               -- $15.472 $16.870  $17.292  $18.384
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.030 $14.495  $17.545  $18.666
Accumulation Unit Value, End of Period                               -- $14.495 $17.545  $18.666  $21.359
Number of Units Outstanding, End of Period                           --     195     176      176      167
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.211  $10.228
Accumulation Unit Value, End of Period                               --      -- $10.211  $10.228  $10.406
Number of Units Outstanding, End of Period                           --      --  15,265   15,732   16,825
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.974
Number of Units Outstanding, End of Period                           --      --      --       --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.590 $12.628  $13.912  $15.044
Accumulation Unit Value, End of Period                               -- $12.628 $13.912  $15.044  $17.420
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.665 $16.796  $20.488  $25.538
Accumulation Unit Value, End of Period                               -- $16.796 $20.488  $25.538  $31.997
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.368 $13.536  $15.692  $16.911
Accumulation Unit Value, End of Period                               -- $13.536 $15.692  $16.911  $20.089
Number of Units Outstanding, End of Period                           --       0       0        0        0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         -- $11.573 $12.829  $14.397  $13.649
Accumulation Unit Value, End of Period                               -- $12.829 $14.397  $13.649  $15.056
Number of Units Outstanding, End of Period                           --       0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.895  $11.398
Accumulation Unit Value, End of Period                               --      -- $10.895  $11.398  $12.782
Number of Units Outstanding, End of Period                           --      --       0        0        0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.347  $10.253
Accumulation Unit Value, End of Period                               --      -- $10.347  $10.253  $10.965
Number of Units Outstanding, End of Period                           --      --       0        0        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.880  $10.988
Accumulation Unit Value, End of Period                               --      -- $10.880  $10.988  $12.604
Number of Units Outstanding, End of Period                           --      --       0        0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.127  $11.388
Accumulation Unit Value, End of Period                               --      -- $11.127  $11.388  $12.018
Number of Units Outstanding, End of Period                           --      --       0        0        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.110  $11.761
Accumulation Unit Value, End of Period                               --      -- $11.110  $11.761  $12.912
Number of Units Outstanding, End of Period                           --      --       0        0        0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.095 $13.034  $13.998  $14.195
Accumulation Unit Value, End of Period                               -- $13.034 $14.998  $14.195  $15.392
Number of Units Outstanding, End of Period                           --       0  16,703   17,004   17,063
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.095  $10.105
Accumulation Unit Value, End of Period                               --      -- $10.095  $10.105  $10.371
Number of Units Outstanding, End of Period                           --      --       0        0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $12.248  $12.772  $13.100
Accumulation Unit Value, End of Period                               -- $12.248 $12.772  $13.100  $13.799
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.070 $14.169  $16.475  $18.381
Accumulation Unit Value, End of Period                               -- $14.169 $16.475  $18.381  $21.102
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.718 $12.898  $13.718  $13.687
Accumulation Unit Value, End of Period                               -- $12.898 $13.718  $13.687  $14.623
Number of Units Outstanding, End of Period                           --       0  22,725   23,513   23,947
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.451 $12.576  $13.425  $13.886
Accumulation Unit Value, End of Period                               -- $12.576 $13.425  $13.886  $15.588
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.701 $14.596  $17.015  $18.260
Accumulation Unit Value, End of Period                               -- $14.596 $17.015  $18.260  $20.479
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.328 $12.333  $14.407  $15.782
Accumulation Unit Value, End of Period                               -- $12.333 $14.407  $15.782  $15.854
Number of Units Outstanding, End of Period                           --       0       0        0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.233 $12.081  $12.813  $12.844
Accumulation Unit Value, End of Period                               -- $12.081 $12.813  $12.844  $13.472
Number of Units Outstanding, End of Period                           --       0       0    1,214    1,229
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.739 $12.375  $13.207  $13.819
Accumulation Unit Value, End of Period                               -- $12.375 $13.207  $13.819  $15.255
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.980 $13.443  $14.609  $15.037
Accumulation Unit Value, End of Period                               -- $13.443 $14.609  $15.037  $17.049
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.221 $11.251  $11.788  $13.052
Accumulation Unit Value, End of Period                               -- $11.251 $11.788  $13.052  $13.124
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.851 $13.283  $14.362  $14.483
Accumulation Unit Value, End of Period                               -- $13.283 $14.362  $14.483  $15.658
Number of Units Outstanding, End of Period                           --       0       0      538      529
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.344 $10.394  $10.617  $10.630
Accumulation Unit Value, End of Period                               -- $10.394 $10.617  $10.630  $10.868
Number of Units Outstanding, End of Period                           --       0       0    1,467    1,523
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.562 $13.320  $15.139  $16.614
Accumulation Unit Value, End of Period                               -- $13.320 $15.139  $16.614  $20.756
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.679 $12.931  $14.247  $15.163
Accumulation Unit Value, End of Period                               -- $12.931 $14.247  $15.163  $16.899
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.925  $9.807   $9.656   $9.684
Accumulation Unit Value, End of Period                               --  $9.807  $9.656   $9.684   $9.889
Number of Units Outstanding, End of Period                           --       0       0    1,610    1,675
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.966 $13.434  $14.494  $15.596
Accumulation Unit Value, End of Period                               -- $13.434 $14.494  $15.596  $16.561
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $11.307 $14.506  $16.378  $16.964
Accumulation Unit Value, End of Period                               -- $14.506 $16.378  $16.964  $19.251
Number of Units Outstanding, End of Period                           --       0       0      230      215
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $10.828 $13.035  $13.713  $14.086
Accumulation Unit Value, End of Period                               -- $13.035 $13.713  $14.086  $15.337
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.669 $12.027  $12.729  $12.949
Accumulation Unit Value, End of Period                               -- $12.027 $12.729  $12.949  $14.177
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         -- $11.633 $13.993  $16.642  $17.675
Accumulation Unit Value, End of Period                               -- $13.993 $16.642  $17.675  $21.963
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.785 $13.449  $15.660  $17.179
Accumulation Unit Value, End of Period                               -- $13.499 $15.660  $17.179  $17.720
Number of Units Outstanding, End of Period                           --       0       0        0        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.566 $12.341  $12.678  $13.107
Accumulation Unit Value, End of Period                               -- $12.341 $12.678  $13.107  $13.518
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.084  $12.047
Accumulation Unit Value, End of Period                               --      -- $11.084  $12.047  $12.364
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.297  $11.505
Accumulation Unit Value, End of Period                               --      -- $11.297  $11.505  $13.059
Number of Units Outstanding, End of Period                           --      --       0    1,016      951
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.766 $13.293  $14.838  $15.924
Accumulation Unit Value, End of Period                               -- $13.293 $14.838  $15.924  $18.065
Number of Units Outstanding, End of Period                           --     107  15,864   15,262   14,641
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000   $9.835   $9.854
Accumulation Unit Value, End of Period                               -- $10.000  $9.835   $9.854  $10.040
Number of Units Outstanding, End of Period                           --       0  31,698   32,660   34,878
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $9.917 $11.683  $12.202  $12.847
Accumulation Unit Value, End of Period                               -- $11.683 $12.202  $12.847  $12.896
Number of Units Outstanding, End of Period                           --     243     127      129      139
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $12.275 $13.809  $14.868  $16.309
Accumulation Unit Value, End of Period                               -- $13.809 $14.868  $16.309  $17.676
Number of Units Outstanding, End of Period                           --     103  10,696   10,075   10,112
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.922  $11.472
Accumulation Unit Value, End of Period                               --      -- $10.922  $11.472  $12.633
Number of Units Outstanding, End of Period                           --      --       0      390    2,309
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.719  $12.133
Accumulation Unit Value, End of Period                               --      -- $10.719  $12.133  $12.355
Number of Units Outstanding, End of Period                           --      --     293      272      289
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.694  $12.080
Accumulation Unit Value, End of Period                               --      -- $10.694  $12.080  $12.266
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000  $11.030  $12.081
Accumulation Unit Value, End of Period                               -- $10.000 $11.030  $12.081  $14.359
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.793
Number of Units Outstanding, End of Period                           --      --      --       --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $13.538  $15.751  $17.392
Accumulation Unit Value, End of Period                               -- $13.538 $15.751  $17.392  $19.025
Number of Units Outstanding, End of Period                           --       0       0        0        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.260  $12.370
Accumulation Unit Value, End of Period                               --      -- $11.260  $12.370  $14.605
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.254  $12.345
Accumulation Unit Value, End of Period                               --      -- $11.254  $12.345  $14.566
Number of Units Outstanding, End of Period                           --      --       0        0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $11.366 $14.443  $19.223  $21.953
Accumulation Unit Value, End of Period                               -- $14.443 $19.223  $21.953  $29.563
Number of Units Outstanding, End of Period                           --       0       0    7,330    5,923

* The Allstate Advisor Plus Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the MAV Death Benefit Option and the Enhanced
Beneficiary Protection (Annual Increase) Option, both added prior to May 1,
2003) or (With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,         2002    2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.249
Number of Units Outstanding, End of Period                           --      --      --       --   14,834
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.440
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.470
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.479
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.331
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.726
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.802
Number of Units Outstanding, End of Period                           --      --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.858
Number of Units Outstanding, End of Period                           --      --      --       --    3,581
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.846 $13.376  $14.516  $14.743
Accumulation Unit Value, End of Period                          $10.846 $13.376 $14.516  $14.743  $16.889
Number of Units Outstanding, End of Period                       11,854  46,365  74,854   75,086   66,833
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.217  $11.183
Accumulation Unit Value, End of Period                               --      -- $11.217  $11.183  $12.973
Number of Units Outstanding, End of Period                           --      --  16,682   31,911   52,598
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.517  $10.428
Accumulation Unit Value, End of Period                               --      -- $10.517  $10.428  $11.347
Number of Units Outstanding, End of Period                           --      --   2,412   29,785   45,245
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.530 $15.526  $16.980  $17.458
Accumulation Unit Value, End of Period                          $11.530 $15.526 $16.980  $17.458  $18.618
Number of Units Outstanding, End of Period                            0   4,180   4,378    3,987    3,524
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.220 $14.545  $17.659  $18.845
Accumulation Unit Value, End of Period                          $11.220 $14.545 $17.659  $18.845  $21.630
Number of Units Outstanding, End of Period                           26  22,354  44,473   51,954   54,312
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.232  $10.280
Accumulation Unit Value, End of Period                               --      -- $10.232  $10.280  $10.492
Number of Units Outstanding, End of Period                           --      --   3,419   10,772    7,877
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --  $10.996
Number of Units Outstanding, End of Period                           --      --      --       --    5,397
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.320 $12.671  $14.002  $15.188
Accumulation Unit Value, End of Period                          $10.320 $12.671 $14.002  $15.188  $17.641
Number of Units Outstanding, End of Period                            0  43,101  74,703  100,052  104,046
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.228 $16.854  $20.622  $25.783
Accumulation Unit Value, End of Period                          $11.228 $16.854 $20.622  $25.783  $32.403
Number of Units Outstanding, End of Period                          460   2,074   6,743   11,118   10,943
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.471 $13.582  $15.795  $17.073
Accumulation Unit Value, End of Period                          $10.471 $13.582 $15.795  $17.073  $20.343
Number of Units Outstanding, End of Period                            0  14,384  22,487   32,718   43,745
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.716 $12.873  $14.491  $13.780
Accumulation Unit Value, End of Period                          $10.716 $12.873 $14.491  $13.780  $15.247
Number of Units Outstanding, End of Period                          303   8,849   9,789    8,793    9,410
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.904  $11.442
Accumulation Unit Value, End of Period                               --      -- $10.904  $11.442  $12.870
Number of Units Outstanding, End of Period                           --      --     996    5,983   10,362
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.355  $10.292
Accumulation Unit Value, End of Period                               --      -- $10.355  $10.292  $11.040
Number of Units Outstanding, End of Period                           --      --       0   26,125   37,008
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.888  $11.029
Accumulation Unit Value, End of Period                               --      -- $10.888  $11.029  $12.691
Number of Units Outstanding, End of Period                           --      --   4,964   20,196   22,574
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.136  $11.431
Accumulation Unit Value, End of Period                               --      -- $11.136  $11.431  $12.101
Number of Units Outstanding, End of Period                           --      --       0     6212   11,813
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.119  $11.806
Accumulation Unit Value, End of Period                               --      -- $11.119  $11.806  $13.001
Number of Units Outstanding, End of Period                           --      --  11,443   27,985   30,535
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.692 $13.079  $14.089  $14.331
Accumulation Unit Value, End of Period                          $10.692 $13.079 $14.089  $14.331  $15.587
Number of Units Outstanding, End of Period                          404  63,338  82,954   57,790   50,266
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.102  $10.143
Accumulation Unit Value, End of Period                               --      -- $10.102  $10.143  $10.443
Number of Units Outstanding, End of Period                           --      --       1    6,138   22,411
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $12.273  $12.837  $13.208
Accumulation Unit Value, End of Period                               -- $12.273 $12.837  $13.208  $13.954
Number of Units Outstanding, End of Period                           --  23,160  40,804   54,999   63,674
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.144 $14.218  $16.582  $18.558
Accumulation Unit Value, End of Period                          $10.144 $14.218 $16.582  $18.558  $21.369
Number of Units Outstanding, End of Period                          450  92,586 106,291   87,037   83,879
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.657 $12.943  $13.807  $13.818
Accumulation Unit Value, End of Period                          $10.657 $12.943 $13.807  $13.818  $14.809
Number of Units Outstanding, End of Period                        4,391  27,534  70,579   47,047   43,563
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.173 $12.619  $13.513  $14.019
Accumulation Unit Value, End of Period                          $10.173 $12.619 $13.513  $14.019  $15.785
Number of Units Outstanding, End of Period                        1,290  75,748 111,106  124,647  129,741
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.349 $14.646  $17.126  $18.435
Accumulation Unit Value, End of Period                          $10.349 $14.646 $17.126  $18.435  $20.739
Number of Units Outstanding, End of Period                          522  49,259  49,689   38,240   38,671
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.056 $12.376  $14.501  $15.933
Accumulation Unit Value, End of Period                          $10.056 $12.376 $14.501  $15.933  $16.055
Number of Units Outstanding, End of Period                            0   1,775   6,467   15,382   17,702
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.547 $12.123  $12.897  $12.967
Accumulation Unit Value, End of Period                          $10.547 $12.123 $12.897  $12.967  $13.643
Number of Units Outstanding, End of Period                          587  91,119 140,314  211,902  208,110
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.383 $12.418  $13.293  $13.952
Accumulation Unit Value, End of Period                          $10.383 $12.418 $13.293  $13.952  $15.449
Number of Units Outstanding, End of Period                            0   8,650  17,401   11,842   16,884
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.793 $13.489  $14.704  $15.182
Accumulation Unit Value, End of Period                          $10.793 $13.489 $14.704  $15.182  $17.266
Number of Units Outstanding, End of Period                        3,975  51,316  63,684   68,393   65,926
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $9.719 $11.289  $11.865  $13.178
Accumulation Unit Value, End of Period                           $9.719 $11.289 $11.865  $13.178  $13.290
Number of Units Outstanding, End of Period                          513  12,430  17,089   17,183   14,596
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.736 $13.736  $14.456  $14.622
Accumulation Unit Value, End of Period                          $10.736 $13.329 $14.456  $14.622  $15.857
Number of Units Outstanding, End of Period                            0  29,635  39,771   35,570   40,582
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.180 $10.430  $10.687  $10.733
Accumulation Unit Value, End of Period                          $10.180 $10.430 $10.687  $10.733  $11.006
Number of Units Outstanding, End of Period                         296`  61,097  76,632   98,493  103,612
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.600 $13.366  $15.237  $16.774
Accumulation Unit Value, End of Period                          $10.600 $13.366 $15.237  $16.774  $21.020
Number of Units Outstanding, End of Period                          800  11,831  13,934   19,691   23,392
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.403 $12.976  $14.340  $15.309
Accumulation Unit Value, End of Period                          $10.403 $12.976 $14.340  $15.309  $17.113
Number of Units Outstanding, End of Period                            0   7,758   8,048   13,156   17,627
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $9.980  $9.841   $9.719   $9.777
Accumulation Unit Value, End of Period                           $9.980  $9.841  $9.719   $9.777  $10.014
Number of Units Outstanding, End of Period                            0  53,140 106,208  137,648  154,407
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.374 $13.480  $14.588  $15.745
Accumulation Unit Value, End of Period                          $10.374 $13.480 $14.588  $15.745  $16.771
Number of Units Outstanding, End of Period                        3,591   7,704  11,893   12,802   12,227
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.199 $14.556  $16.485  $17.127
Accumulation Unit Value, End of Period                          $11.199 $14.556 $16.485  $17.127  $19.495
Number of Units Outstanding, End of Period                          945  11,071  23,719   27,261   28,783
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.638 $13.080  $13.803  $14.221
Accumulation Unit Value, End of Period                          $10.638 $13.080 $13.803  $14.221  $15.532
Number of Units Outstanding, End of Period                            0   5,222   3,459    3,421    2,877
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.510 $12.069  $12.812  $13.074
Accumulation Unit Value, End of Period                          $10.510 $12.069 $12.812  $13.074  $14.356
Number of Units Outstanding, End of Period                          999  49,323  62,387   54,761   47,702
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.465 $14.041  $16.751  $17.844
Accumulation Unit Value, End of Period                          $11.465 $14.041 $16.751  $17.844  $22.241
Number of Units Outstanding, End of Period                            0   8,391   8,358    9,837    9,232
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.368 $13.545  $15.762  $17.344
Accumulation Unit Value, End of Period                          $10.368 $13.545 $15.762  $17.344  $17.945
Number of Units Outstanding, End of Period                            0   6,744  11,286    9,400    9,342
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.105 $12.383  $12.761  $13.233
Accumulation Unit Value, End of Period                          $10.105 $12.383 $12.761  $13.233  $13.689
Number of Units Outstanding, End of Period                          706  45,547  52,828   59,629   59,044
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.107  $12.109
Accumulation Unit Value, End of Period                               --      -- $11.107  $12.109  $12.465
Number of Units Outstanding, End of Period                           --      --  11,239   12,114   14,318
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.320  $11.563
Accumulation Unit Value, End of Period                               --      -- $11.320  $11.563  $13.166
Number of Units Outstanding, End of Period                           --      --      16   50,549   70,910
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.648 $13.338  $14.934  $16.077
Accumulation Unit Value, End of Period                          $10.648 $13.338 $14.934  $16.077  $18.294
Number of Units Outstanding, End of Period                            0  86,262 190,316  143,870  136,527
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000   $9.865   $9.914
Accumulation Unit Value, End of Period                               -- $10.000  $9.865   $9.914  $10.133
Number of Units Outstanding, End of Period                           --       0      33   84,749   40,328
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $9.406 $11.724  $12.282  $12.971
Accumulation Unit Value, End of Period                           $9.406 $11.724 $12.282  $12.971  $13.060
Number of Units Outstanding, End of Period                            0  20,758  23,817   91,131   88,285
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.055 $13.857  $14.965  $16.465
Accumulation Unit Value, End of Period                          $11.055 $13.857 $14.965  $16.465  $17.900
Number of Units Outstanding, End of Period                            0   1,345  14,147   13,705   14,043
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.944  $11.531
Accumulation Unit Value, End of Period                               --      -- $10.944  $11.531  $12.736
Number of Units Outstanding, End of Period                           --      --   5,451   20,177   28,848
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.741  $12.195
Accumulation Unit Value, End of Period                               --      -- $10.741  $12.195  $12.456
Number of Units Outstanding, End of Period                           --      --  15,641   13,315   11,712
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $10.716  $12.142
Accumulation Unit Value, End of Period                               --      -- $10.716  $12.142  $12.367
Number of Units Outstanding, End of Period                           --      --   4,848    5,544    5,861
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $10.000  $11.064  $12.155
Accumulation Unit Value, End of Period                               -- $10.000 $11.064  $12.155  $14.491
Number of Units Outstanding, End of Period                           --       0   7,374   16,086   21,374
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --      --      --       --  $10.000
Accumulation Unit Value, End of Period                               --      --      --       --   $9.813
Number of Units Outstanding, End of Period                           --      --      --       --    5,577
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000 $13.566  $15.831  $17.534
Accumulation Unit Value, End of Period                               -- $13.566 $15.831  $17.534  $19.240
Number of Units Outstanding, End of Period                           --   2,958   6,274    6,942    7,162
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.283  $12.433
Accumulation Unit Value, End of Period                               --      -- $11.283  $12.433  $14.724
Number of Units Outstanding, End of Period                           --      --  32,469   26,863   25,184
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      -- $10.000  $11.277  $12.408
Accumulation Unit Value, End of Period                               --      -- $11.277  $12.408  $14.685
Number of Units Outstanding, End of Period                           --      --   7,262   10,922   11,863
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.696 $14.493  $19.348  $22.164
Accumulation Unit Value, End of Period                          $10.696 $14.493 $19.348  $22.164  $29.938
Number of Units Outstanding, End of Period                            0   8,229  20,032   21,386   21,087


* The Allstate Advisor Plus Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003.
All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity
Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large
Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett
Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett
Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and
Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class
2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and
Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the Earnings Protection Death Benefit Option (age
71-79)) or (With the MAV Death Benefit Option or Enhanced Beneficiary Protection
(Annual Increase) Option, either added prior to May 1, 2003, and the Earnings
Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,          2002     2003    2004     2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.242
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.433
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.463
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.472
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.324
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       --  $9.720
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.794
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       --  $9.852
Number of Units Outstanding, End of Period                            --       --      --       --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.844 $13.359  $14.483 $14.695
Accumulation Unit Value, End of Period                           $10.844  $13.359 $14.483  $14.695 $16.817
Number of Units Outstanding, End of Period                           629    9,885  10,850   12,054  11,076
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.210 $11.164
Accumulation Unit Value, End of Period                                --       -- $11.210  $11.164 $12.938
Number of Units Outstanding, End of Period                            --       --       0    2,002   1,994
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.515 $10.415
Accumulation Unit Value, End of Period                                --       -- $10.515  $10.415 $11.321
Number of Units Outstanding, End of Period                            --       --       0    3,208   3,261
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.528 $15.507  $16.942 $17.401
Accumulation Unit Value, End of Period                           $11.528  $15.507 $16.942  $17.401 $18.538
Number of Units Outstanding, End of Period                           258    2,777   2,674    2,580   2,236
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.218 $14.527  $17.619 $18.784
Accumulation Unit Value, End of Period                           $11.218  $14.527 $17.619  $18.784 $21.537
Number of Units Outstanding, End of Period                             0    4,422   3,315    3,630   3,775
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.225 $10.263
Accumulation Unit Value, End of Period                                --       -- $10.225  $10.263 $10.463
Number of Units Outstanding, End of Period                            --       --       0        0       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.989
Number of Units Outstanding, End of Period                            --       --      --       --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.318 $12.318  $13.971 $15.139
Accumulation Unit Value, End of Period                           $10.318  $12.656 $13.971  $15.139 $17.566
Number of Units Outstanding, End of Period                             0    2,202   1,750    2,355   2,245
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.226 $16.833  $20.576 $25.699
Accumulation Unit Value, End of Period                           $11.226  $16.833 $20.576  $25.699 $32.264
Number of Units Outstanding, End of Period                             0    4,309     459      618     829
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.468 $13.565  $15.759 $17.017
Accumulation Unit Value, End of Period                           $10.468  $13.565 $15.759  $17.017 $20.256
Number of Units Outstanding, End of Period                             0    4,106   2,964    3,620   3,571
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.714 $12.857  $14.458 $13.735
Accumulation Unit Value, End of Period                           $10.714  $12.857 $14.458  $13.735 $15.182
Number of Units Outstanding, End of Period                             0        0       0        0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.901 $11.427
Accumulation Unit Value, End of Period                                --       -- $10.901  $11.427 $12.840
Number of Units Outstanding, End of Period                            --       --       0    2,775   2,608
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.352 $10.279
Accumulation Unit Value, End of Period                                --       -- $10.352  $10.279 $11.015
Number of Units Outstanding, End of Period                            --       --       0    1,338   1,216
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.885 $11.015
Accumulation Unit Value, End of Period                                --       -- $10.885  $11.015 $12.662
Number of Units Outstanding, End of Period                            --       --       0      106     106
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.133 $11.417
Accumulation Unit Value, End of Period                                --       -- $11.133  $11.417 $12.073
Number of Units Outstanding, End of Period                            --       --       0        0       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.116 $11.791
Accumulation Unit Value, End of Period                                --       -- $11.116  $11.791 $12.971
Number of Units Outstanding, End of Period                            --       --       0    1,085   1,375
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.689 $13.063  $14.057 $14.284
Accumulation Unit Value, End of Period                           $10.689  $13.063 $14.057  $14.284 $15.521
Number of Units Outstanding, End of Period                             0        0       0        0       0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.100 $10.130
Accumulation Unit Value, End of Period                                --       -- $10.100  $10.130 $10.419
Number of Units Outstanding, End of Period                            --       --       0        0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000 $12.264  $12.815 $13.172
Accumulation Unit Value, End of Period                                --  $12.264 $12.815  $13.172 $13.902
Number of Units Outstanding, End of Period                            --    1,334   1,333    2,625   3,620
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.141 $14.200  $16.545 $18.497
Accumulation Unit Value, End of Period                           $10.141  $14.200 $16.545  $18.497 $21.278
Number of Units Outstanding, End of Period                             0    3,802   3,814    3,695   6,999
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.654 $12.927  $13.776 $13.773
Accumulation Unit Value, End of Period                           $10.654  $12.927 $13.776  $13.773 $14.746
Number of Units Outstanding, End of Period                           398    1,197   1,748    2,757   2,268
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.170 $12.604  $13.482 $13.974
Accumulation Unit Value, End of Period                           $10.170  $12.604 $13.482  $13.974 $15.718
Number of Units Outstanding, End of Period                             0   28,336  22,903   26,841  26,296
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.347 $14.628  $17.087 $18.375
Accumulation Unit Value, End of Period                           $10.347  $14.628 $17.087  $18.375 $20.650
Number of Units Outstanding, End of Period                           317    5,901   5,098    6,106   5,762
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.054 $12.361  $14.469 $15.881
Accumulation Unit Value, End of Period                           $10.054  $12.361 $14.469  $15.881 $15.986
Number of Units Outstanding, End of Period                             0    2,561   2,666    2,557   2,446
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.544 $12.108  $12.868 $12.925
Accumulation Unit Value, End of Period                           $10.544  $12.108 $12.868  $12.925 $13.585
Number of Units Outstanding, End of Period                           730    3,730   9,919    5,875   5,158
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.381 $12.402  $13.263 $13.906
Accumulation Unit Value, End of Period                           $10.381  $12.402 $13.263  $13.906 $15.383
Number of Units Outstanding, End of Period                             0      312     311    1,973   1,979
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.791 $13.472  $14.671 $15.132
Accumulation Unit Value, End of Period                           $10.791  $13.472 $14.671  $15.132 $17.192
Number of Units Outstanding, End of Period                             0        0     134        0       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000   $9.717 $11.275  $11.838 $13.135
Accumulation Unit Value, End of Period                            $9.717  $11.275 $11.838  $13.135 $13.234
Number of Units Outstanding, End of Period                             0    1,631   1,632    1,593   1,594
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.734 $13.312  $14.423 $14.575
Accumulation Unit Value, End of Period                           $10.734  $13.312 $14.423  $14.575 $15.789
Number of Units Outstanding, End of Period                             0    2,609   1,366    3,878   4,889
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.178 $10.417  $10.662 $10.697
Accumulation Unit Value, End of Period                           $10.178  $10.417 $10.662  $10.697 $10.959
Number of Units Outstanding, End of Period                             0    7,547   6,599   10,655  12,320
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.597 $13.350  $15.203 $16.719
Accumulation Unit Value, End of Period                           $10.597  $13.350 $15.203  $16.719 $20.930
Number of Units Outstanding, End of Period                           526      852     850      922     637
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.400 $12.960  $14.308 $15.259
Accumulation Unit Value, End of Period                           $10.400  $12.960 $14.308  $15.259 $17.040
Number of Units Outstanding, End of Period                             0        0       0    1,171   1,628
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000   $9.978  $9.829   $9.697  $9.745
Accumulation Unit Value, End of Period                            $9.978   $9.829  $9.697   $9.745  $9.971
Number of Units Outstanding, End of Period                             0   27,567  48,718   57,753  51,999
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.372 $13.464  $14.556 $15.694
Accumulation Unit Value, End of Period                           $10.372  $13.464 $14.556  $15.694 $16.699
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.197 $14.538  $16.447 $17.071
Accumulation Unit Value, End of Period                           $11.197  $14.538 $16.447  $17.071 $19.412
Number of Units Outstanding, End of Period                             0      911   1,253    1,537   1,454
Putnam VT Research Sub-Account (3)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.635 $13.064  $13.772 $14.175
Accumulation Unit Value, End of Period                           $10.635  $13.064 $13.772  $14.175 $15.465
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.508 $12.054  $12.784 $13.031
Accumulation Unit Value, End of Period                           $10.508  $12.054 $12.784  $13.031 $14.295
Number of Units Outstanding, End of Period                             0    2,923   2,536    3,242   3,239
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.462 $14.023  $16.713 $17.786
Accumulation Unit Value, End of Period                           $11.462  $14.023 $16.713  $17.786 $22.146
Number of Units Outstanding, End of Period                             0        0       0      114     114
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.365 $13.529  $15.727 $17.288
Accumulation Unit Value, End of Period                           $10.365  $13.529 $15.727  $17.288 $17.868
Number of Units Outstanding, End of Period                             0        0       0        0     233
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.102 $12.368  $12.732 $13.190
Accumulation Unit Value, End of Period                           $10.102  $12.368 $12.732  $13.190 $13.631
Number of Units Outstanding, End of Period                           667    2,931   2,977    2,896   1,975
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.100 $12.088
Accumulation Unit Value, End of Period                                --       -- $11.100  $12.088 $12.432
Number of Units Outstanding, End of Period                            --       --   1,624    1,530   1,626
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.312 $11.544
Accumulation Unit Value, End of Period                                --       -- $11.312  $11.544 $13.130
Number of Units Outstanding, End of Period                            --       --       0    4,102   5,220
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.646 $13.322  $14.901 $16.024
Accumulation Unit Value, End of Period                           $10.646  $13.322 $14.901  $16.024 $18.215
Number of Units Outstanding, End of Period                             0    6,795   6,539    7,187   7,388
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000 $10.000   $9.855  $9.894
Accumulation Unit Value, End of Period                                --  $10.000  $9.855   $9.894 $10.102
Number of Units Outstanding, End of Period                            --        0       0    1,390   1,326
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000   $9.404 $11.709  $12.254 $12.928
Accumulation Unit Value, End of Period                            $9.404  $11.709 $12.254  $12.928 $13.004
Number of Units Outstanding, End of Period                             0        0       0    1,064   1,356
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.052 $13.840  $14.932 $16.411
Accumulation Unit Value, End of Period                           $11.052  $13.840 $14.932  $16.411 $17.824
Number of Units Outstanding, End of Period                             0        0       0    2,428   2,841
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.937 $11.511
Accumulation Unit Value, End of Period                                --       -- $10.937  $11.511 $12.702
Number of Units Outstanding, End of Period                            --       --   2,546    6,195   9,022
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.734 $12.174
Accumulation Unit Value, End of Period                                --       -- $10.734  $12.174 $12.422
Number of Units Outstanding, End of Period                            --       --   1,591    1,437   1,478
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.709 $12.121
Accumulation Unit Value, End of Period                                --       -- $10.709  $12.121 $12.333
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000 $10.000  $11.052 $12.131
Accumulation Unit Value, End of Period                                --  $10.000 $11.052  $12.131 $14.447
Number of Units Outstanding, End of Period                            --        0       0       98     738
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       --  $9.806
Number of Units Outstanding, End of Period                            --       --      --       --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000 $13.556  $15.804 $17.487
Accumulation Unit Value, End of Period                                --  $13.556 $15.804  $17.487 $19.168
Number of Units Outstanding, End of Period                            --    4,506       0        0     427
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.276 $12.412
Accumulation Unit Value, End of Period                                --       -- $11.276  $12.412 $14.684
Number of Units Outstanding, End of Period                            --       --  10,403   10,301  10,068
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.269 $12.387
Accumulation Unit Value, End of Period                                --       -- $11.269  $12.387 $14.645
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.694 $14.475  $19.305 $22.091
Accumulation Unit Value, End of Period                           $10.694  $14.475 $19.305  $22.091 $29.810
Number of Units Outstanding, End of Period                             0    2,014   5,675    3,146   3,330

* The Allstate Advisor Plus Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company
Growth Variable Sub-Accounts which were first offered under the Contracts on May
1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the MAV Death Benefit Option or the Enhanced
Beneficiary Protection (Annual Increase) Option, either added prior to May 1,
2003, and the Earnings Protection Death Benefit Option (age 71-79)) or (With the
Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May
1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)) or (With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual
Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,           2002     2003     2004    2005   2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.231
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.422
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.452
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.461
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.313
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.710
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.783
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.841
Number of Units Outstanding, End of Period                             --       --       --      --    291
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.840  $13.335 $14.434$14.623
Accumulation Unit Value, End of Period                            $10.840  $13.335  $14.434 $14.623$16.709
Number of Units Outstanding, End of Period                          1,066    7,952   14,410  11,311 12,285
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.198$11.135
Accumulation Unit Value, End of Period                                 --       --  $11.198 $11.135$12.885
Number of Units Outstanding, End of Period                             --       --        0       0    695
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.511$10.395
Accumulation Unit Value, End of Period                                 --       --  $10.811 $10.395$11.282
Number of Units Outstanding, End of Period                             --       --        0   2,282  2,828
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000  $11.524  $15.478 $16.885$17.315
Accumulation Unit Value, End of Period                            $11.524  $15.478  $16.885 $17.315$18.419
Number of Units Outstanding, End of Period                            121    2,359    1,549   1,487  1,485
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $11.214  $14.500 $17.560$18.691
Accumulation Unit Value, End of Period                            $11.214  $14.500  $17.560 $18.691$21.399
Number of Units Outstanding, End of Period                              0    5,108    4,620   5,015  5,025
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.214$10.237
Accumulation Unit Value, End of Period                                 --       --  $10.214 $10.237$10.421
Number of Units Outstanding, End of Period                             --       --      111     114    123
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.977
Number of Units Outstanding, End of Period                             --       --       --      --      0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.314  $12.632 $13.923$15.065
Accumulation Unit Value, End of Period                            $10.314  $12.632  $13.923 $15.065$17.453
Number of Units Outstanding, End of Period                            497    4,854    8,147   9,805  9,466
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $11.222  $16.802 $20.506$25.573
Accumulation Unit Value, End of Period                            $11.222  $16.802  $20.506 $25.573$32.057
Number of Units Outstanding, End of Period                          1,035    1,576    3,708   1,394  1,485
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.465  $13.540 $15.706$16.934
Accumulation Unit Value, End of Period                            $10.465  $13.540  $15.706 $16.934$20.126
Number of Units Outstanding, End of Period                            679    4,416    3,859   5,256  5,669
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000  $10.711  $12.833 $14.409$13.668
Accumulation Unit Value, End of Period                            $10.711  $12.833  $14.409 $13.668$15.084
Number of Units Outstanding, End of Period                              0        0        0       0      0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.897$11.405
Accumulation Unit Value, End of Period                                 --       --  $10.897 $11.405$12.796
Number of Units Outstanding, End of Period                             --       --        0     973    940
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.348$10.260
Accumulation Unit Value, End of Period                                 --       --  $10.348 $10.260$10.977
Number of Units Outstanding, End of Period                             --       --      219   2,081  2,126
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.881$10.994
Accumulation Unit Value, End of Period                                 --       --  $10.881 $10.994$12.619
Number of Units Outstanding, End of Period                             --       --        0       0      0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.129$11.395
Accumulation Unit Value, End of Period                                 --       --  $11.129 $11.395$12.032
Number of Units Outstanding, End of Period                             --       --        0       0    251
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.112$11.769
Accumulation Unit Value, End of Period                                 --       --  $11.112 $11.769$12.926
Number of Units Outstanding, End of Period                             --       --      102   1,444  1,452
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.686  $13.039 $14.009$14.214
Accumulation Unit Value, End of Period                            $10.686  $13.039  $14.009 $14.214$15.421
Number of Units Outstanding, End of Period                              0      608      604   1,736  1,129
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.096$10.111
Accumulation Unit Value, End of Period                                 --       --  $10.096 $10.111$10.383
Number of Units Outstanding, End of Period                             --       --        0       0    656
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.000  $12.252 $12.783$13.118
Accumulation Unit Value, End of Period                                 --  $12.252  $12.783 $13.118$13.824
Number of Units Outstanding, End of Period                             --      693    5,931  12,758 13,280
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.138  $14.174 $16.489$18.406
Accumulation Unit Value, End of Period                            $10.138  $14.174  $16.489 $18.406$21.141
Number of Units Outstanding, End of Period                              0    2,282    3,487  11,068 10,377
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.651  $12.903 $13.729$13.706
Accumulation Unit Value, End of Period                            $10.651  $12.903  $13.729 $13.706$14.651
Number of Units Outstanding, End of Period                              0       64      737   1,562  1,566
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.167  $12.580 $13.437$13.905
Accumulation Unit Value, End of Period                            $10.167  $12.580  $13.437 $13.905$15.617
Number of Units Outstanding, End of Period                          1,659   49,473   50,562  53,251 51,754
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.344  $14.601 $17.029$18.285
Accumulation Unit Value, End of Period                            $10.344  $14.601  $17.029 $18.285$20.518
Number of Units Outstanding, End of Period                            488    4,863    6,053  10,209  9,963
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.050  $12.338 $14.420$15.803
Accumulation Unit Value, End of Period                            $10.050  $12.338  $14.420 $15.803$15.884
Number of Units Outstanding, End of Period                              0      486      486     459    498
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.541  $12.085 $12.824$12.862
Accumulation Unit Value, End of Period                            $10.541  $12.085  $12.824 $12.862$13.498
Number of Units Outstanding, End of Period                          3,584   10,641   13,081  10,753 12,994
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.378  $12.379 $13.218$13.838
Accumulation Unit Value, End of Period                            $10.378  $12.379  $13.218 $13.838$15.284
Number of Units Outstanding, End of Period                              0        0        0       0      0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.787  $13.447 $14.622$15.058
Accumulation Unit Value, End of Period                            $10.787  $13.447  $14.622 $15.058$17.081
Number of Units Outstanding, End of Period                          1,590    7,978    8,312  15,371 15,121
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.714  $11.254 $11.798$13.070
Accumulation Unit Value, End of Period                             $9.714  $11.254  $11.798 $13.070$13.148
Number of Units Outstanding, End of Period                              0      398    2,383   1,421  1,356
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.730  $13.288 $14.374$14.503
Accumulation Unit Value, End of Period                            $10.730  $13.288  $14.374 $14.503$15.687
Number of Units Outstanding, End of Period                          1,659    3,807    4,294   4,298  4,261
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.175  $10.398 $10.626$10.645
Accumulation Unit Value, End of Period                            $10.175  $10.398  $10.626 $10.645$10.889
Number of Units Outstanding, End of Period                              0      567    2,801   4,143  4,038
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.594  $13.325 $15.152$16.637
Accumulation Unit Value, End of Period                            $10.594  $13.325  $15.152 $16.637$20.795
Number of Units Outstanding, End of Period                            906    2,459    2,417   2,302  2,346
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.397  $12.936 $14.259$15.184
Accumulation Unit Value, End of Period                            $10.397  $12.936  $14.259 $15.184$16.930
Number of Units Outstanding, End of Period                              0      109      112     107    104
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000   $9.975   $9.811  $9.664 $9.697
Accumulation Unit Value, End of Period                             $9.975   $9.811   $9.664  $9.697 $9.907
Number of Units Outstanding, End of Period                              0        0       15   1,960  2,288
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000  $10.369  $13.438 $14.506$15.617
Accumulation Unit Value, End of Period                            $10.369  $13.438  $14.506 $15.617$16.592
Number of Units Outstanding, End of Period                              0      512      512     507    519
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $11.193  $14.511 $16.392$16.987
Accumulation Unit Value, End of Period                            $11.193  $14.511  $16.392 $16.987$19.287
Number of Units Outstanding, End of Period                          1,842    2,089    3,349  11,442 11,838
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000  $10.632  $13.039 $13.725$14.105
Accumulation Unit Value, End of Period                            $10.632  $13.039  $13.725 $14.105$15.366
Number of Units Outstanding, End of Period                              0      323      328     328    326
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.504  $12.031 $12.740$12.967
Accumulation Unit Value, End of Period                            $10.504  $12.031  $12.740 $12.967$14.203
Number of Units Outstanding, End of Period                              0    3,843    3,824   3,806  3,788
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000  $11.459  $13.997 $16.657$17.699
Accumulation Unit Value, End of Period                            $11.459  $13.997  $16.657 $17.699$22.004
Number of Units Outstanding, End of Period                              0        0        0       0      0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.362  $13.504 $15.674$17.203
Accumulation Unit Value, End of Period                            $10.362  $13.504  $15.674 $17.203$17.753
Number of Units Outstanding, End of Period                              0    1,396    1,393   1,380  1,383
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.099  $12.345 $12.689$13.125
Accumulation Unit Value, End of Period                            $10.099  $12.345  $12.689 $13.125$13.543
Number of Units Outstanding, End of Period                          1,226    8,292    9,367  11,705 12,102
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.088$12.058
Accumulation Unit Value, End of Period                                 --       --  $11.088 $12.058$12.381
Number of Units Outstanding, End of Period                             --       --    4,347   4,196  4,217
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.301$11.514
Accumulation Unit Value, End of Period                                 --       --  $11.301 $11.514$13.077
Number of Units Outstanding, End of Period                             --       --      100     789  2,339
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.642  $13.297 $14.850$15.946
Accumulation Unit Value, End of Period                            $10.642  $13.297  $14.850 $15.946$18.098
Number of Units Outstanding, End of Period                          1,623   12,164   16,012  21,023 20,848
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.000  $10.000  $9.840 $9.864
Accumulation Unit Value, End of Period                                 --  $10.000   $9.840  $9.864$10.056
Number of Units Outstanding, End of Period                             --        0    1,242   2,416  2,603
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000   $9.401  $11.687 $12.212$12.865
Accumulation Unit Value, End of Period                             $9.401  $11.687  $12.212 $12.865$12.921
Number of Units Outstanding, End of Period                              0    2,034    3,987   3,028  3,553
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000  $11.049  $13.814 $14.881$16.331
Accumulation Unit Value, End of Period                            $11.049  $13.814  $14.881 $16.331$17.709
Number of Units Outstanding, End of Period                              0    2,524    2,698   1,554  1,569
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.926$11.482
Accumulation Unit Value, End of Period                                 --       --  $10.926 $11.482$12.650
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.723$12.143
Accumulation Unit Value, End of Period                                 --       --  $10.723 $12.143$12.372
Number of Units Outstanding, End of Period                             --       --    3,404   3,193  3,376
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.698$12.090
Accumulation Unit Value, End of Period                                 --       --  $10.698 $12.090$12.283
Number of Units Outstanding, End of Period                             --       --   10,439       0      0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $10.000  $10.000 $11.036$12.094
Accumulation Unit Value, End of Period                                 --  $10.000  $11.036 $12.094$14.381
Number of Units Outstanding, End of Period                             --        0      103      97     89
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.796
Number of Units Outstanding, End of Period                             --       --       --      --    347
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $10.000  $13.543 $15.764$17.415
Accumulation Unit Value, End of Period                                 --  $13.543  $15.764 $17.415$19.061
Number of Units Outstanding, End of Period                             --      512      516     510    530
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.264$12.381
Accumulation Unit Value, End of Period                                 --       --  $11.264 $12.381$14.624
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.258$12.356
Accumulation Unit Value, End of Period                                 --       --  $11.258 $12.356$14.586
Number of Units Outstanding, End of Period                             --       --        0       0    104
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000  $10.690  $14.448 $19.240$21.983
Accumulation Unit Value, End of Period                            $10.690  $14.448  $19.240 $21.983$29.619
Number of Units Outstanding, End of Period                            477      913    1,592   2,001  1,936

* The Allstate Advisor Plus Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the MAV Death Benefit Option, the Enhanced Beneficiary
Protection (Annual Increase) Option, both added prior to May 1, 2003, and the
Earnings Protection Death Benefit Option (Age 71-79)) or (with the Enhanced
Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV
Death Benefit Option, Added Prior To May 1, 2003, The Enhanced Beneficiary
Protection (Annual Increase) Option, added on or after May 1, 2003, and the
Earnings Protection Death Benefit Option (Age 0-70))

For the Years Beginning January 1* and Ending December 31,           2002    2003    2004    2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.221
Number of Units Outstanding, End of Period                             --      --      --      --      162
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.412
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.441
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.450
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.303
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.700
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.772
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.831
Number of Units Outstanding, End of Period                             --      --      --      --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.837 $13.310 $14.385  $14.551
Accumulation Unit Value, End of Period                            $10.837 $13.310 $14.385 $14.551  $16.601
Number of Units Outstanding, End of Period                              0   7,709   5,270   3,239    2,244
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.187  $11.107
Accumulation Unit Value, End of Period                                 --      -- $11.187 $11.107  $12.833
Number of Units Outstanding, End of Period                             --      --   1,218   1,232      283
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.507  $10.375
Accumulation Unit Value, End of Period                                 --      -- $10.507 $10.375  $11.243
Number of Units Outstanding, End of Period                             --      --       0     352      347
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.520 $15.449 $16.827  $17.230
Accumulation Unit Value, End of Period                            $11.520 $15.449 $16.827 $17.230  $18.300
Number of Units Outstanding, End of Period                              0       0       0       0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.211 $14.473 $17.500  $18.600
Accumulation Unit Value, End of Period                            $11.211 $14.473 $17.500 $18.600  $21.261
Number of Units Outstanding, End of Period                              0   2,684   3,160   2,603    1,716
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.204  $10.211
Accumulation Unit Value, End of Period                                 --      -- $10.204 $10.211  $10.378
Number of Units Outstanding, End of Period                             --      --       0       0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.966
Number of Units Outstanding, End of Period                             --      --      --      --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.311 $12.609 $13.876  $14.991
Accumulation Unit Value, End of Period                            $10.311 $12.609 $13.876 $14.991  $17.341
Number of Units Outstanding, End of Period                              0     952   1,642   1,558    1,422
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.218 $16.770 $20.437  $25.447
Accumulation Unit Value, End of Period                            $11.218 $16.770 $20.437 $25.447  $31.851
Number of Units Outstanding, End of Period                              0       0       0       0        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.462 $13.515 $15.653  $16.851
Accumulation Unit Value, End of Period                            $10.462 $13.515 $15.653 $16.851  $19.997
Number of Units Outstanding, End of Period                              0   2,690   2,616   1,971    1,623
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.707 $12.809 $14.361  $13.601
Accumulation Unit Value, End of Period                            $10.707 $12.809 $14.361 $13.601  $14.987
Number of Units Outstanding, End of Period                              0       0       0       0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.893  $11.384
Accumulation Unit Value, End of Period                                 --      -- $10.893 $11.384  $12.752
Number of Units Outstanding, End of Period                             --      --   2,502   2,504      130
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.344  $10.240
Accumulation Unit Value, End of Period                                 --      -- $10.344 $10.240  $10.940
Number of Units Outstanding, End of Period                             --      --       0     179      178
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.877  $10.974
Accumulation Unit Value, End of Period                                 --      -- $10.877 $10.974  $12.575
Number of Units Outstanding, End of Period                             --      --       0       0      276
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.125  $11.373
Accumulation Unit Value, End of Period                                 --      -- $11.125 $11.373  $11.991
Number of Units Outstanding, End of Period                             --      --       0       0        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.108  $11.746
Accumulation Unit Value, End of Period                                 --      -- $11.108 $11.746  $12.882
Number of Units Outstanding, End of Period                             --      --   1,227   1,206      135
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.682 $13.015 $13.962  $14.144
Accumulation Unit Value, End of Period                            $10.682 $13.015 $13.962 $14.144  $15.322
Number of Units Outstanding, End of Period                              0     823   1,707   1,739    2,000
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.092  $10.092
Accumulation Unit Value, End of Period                                 --      -- $10.092 $10.092  $10.348
Number of Units Outstanding, End of Period                             --      --       0       0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000 $12.239 $12.750  $13.065
Accumulation Unit Value, End of Period                                 -- $12.239 $12.750 $13.065  $13.747
Number of Units Outstanding, End of Period                             --       0       0     140      142
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.135 $14.147 $16.433  $18.316
Accumulation Unit Value, End of Period                            $10.135 $14.147 $16.433 $18.316  $21.005
Number of Units Outstanding, End of Period                              0       0       0       0       81
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.647 $12.879 $13.683  $13.638
Accumulation Unit Value, End of Period                            $10.647 $12.879 $13.683 $13.638  $14.557
Number of Units Outstanding, End of Period                              0       0     220     219      219
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.164 $12.557 $13.391  $13.837
Accumulation Unit Value, End of Period                            $10.164 $12.557 $13.391 $13.837  $15.516
Number of Units Outstanding, End of Period                              0       0       0     396      377
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.340 $14.574 $16.972  $18.195
Accumulation Unit Value, End of Period                            $10.340 $14.574 $16.972 $18.195  $20.386
Number of Units Outstanding, End of Period                              0      78      75      73       70
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.047 $13.315 $14.371  $15.726
Accumulation Unit Value, End of Period                            $10.047 $13.315 $14.371 $15.726  $15.782
Number of Units Outstanding, End of Period                              0       0       0       0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.537 $12.063 $12.781  $12.798
Accumulation Unit Value, End of Period                            $10.537 $12.063 $12.781 $12.798  $13.411
Number of Units Outstanding, End of Period                              0  10,492   7,660   5,440    4,247
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.374 $12.374 $13.173  $13.770
Accumulation Unit Value, End of Period                            $10.374 $12.356 $13.173 $13.770  $15.186
Number of Units Outstanding, End of Period                              0       0       0       0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.784 $13.784 $14.572  $14.984
Accumulation Unit Value, End of Period                            $10.784 $13.422 $14.572 $14.984  $16.971
Number of Units Outstanding, End of Period                              0       0       0       0        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000  $9.711 $11.233 $11.758  $13.006
Accumulation Unit Value, End of Period                             $9.711 $11.233 $11.758 $13.006  $13.064
Number of Units Outstanding, End of Period                              0     968   1,865   1,679    1,675
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.727 $13.263 $14.326  $14.432
Accumulation Unit Value, End of Period                            $10.727 $13.263 $14.326 $14.432  $15.587
Number of Units Outstanding, End of Period                              0      88      87      92       93
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.172 $10.378 $10.590  $10.593
Accumulation Unit Value, End of Period                            $10.172 $10.378 $10.590 $10.593  $10.819
Number of Units Outstanding, End of Period                              0  11,776   8,580   5,851    4,498
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.590 $13.300 $15.100  $16.555
Accumulation Unit Value, End of Period                            $10.590 $13.300 $15.100 $16.555  $20.662
Number of Units Outstanding, End of Period                              0     180     171     164      143
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.394 $12.912 $14.211  $15.109
Accumulation Unit Value, End of Period                            $10.394 $12.912 $14.211 $15.109  $16.822
Number of Units Outstanding, End of Period                              0       0       0       0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $9.972  $9.792  $9.631   $9.649
Accumulation Unit Value, End of Period                             $9.972  $9.792  $9.631  $9.649   $9.843
Number of Units Outstanding, End of Period                              0     116     129     705      740
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.365 $13.413 $14.457  $15.540
Accumulation Unit Value, End of Period                            $10.365 $13.413 $14.457 $15.540  $16.485
Number of Units Outstanding, End of Period                              0     790   1,543   1,456    1,389
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.189 $14.484 $16.336  $16.904
Accumulation Unit Value, End of Period                            $11.189 $14.484 $16.336 $16.904  $19.163
Number of Units Outstanding, End of Period                              0       0       0     108      102
Putnam VT Research Sub-Account (3)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.628 $13.015 $13.679  $14.036
Accumulation Unit Value, End of Period                            $10.628 $13.015 $13.679 $14.036  $15.267
Number of Units Outstanding, End of Period                              0       0       0       0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.501 $12.009 $12.697  $12.903
Accumulation Unit Value, End of Period                            $10.501 $12.009 $12.697 $12.903  $14.112
Number of Units Outstanding, End of Period                              0     890   1,652   1,675    1,617
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.455 $13.971 $16.600  $17.612
Accumulation Unit Value, End of Period                            $11.455 $13.971 $16.600 $17.612  $21.862
Number of Units Outstanding, End of Period                              0       0       0       0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.359 $13.479 $15.621  $17.118
Accumulation Unit Value, End of Period                            $10.359 $13.479 $15.621 $17.118  $17.639
Number of Units Outstanding, End of Period                              0       0       0       0        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.096 $12.322 $12.646  $13.060
Accumulation Unit Value, End of Period                            $10.096 $12.322 $12.646 $13.060  $13.456
Number of Units Outstanding, End of Period                              0   9,044   7,761   5,373    4,506
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.077  $12.027
Accumulation Unit Value, End of Period                                 --      -- $11.077 $12.027  $12.331
Number of Units Outstanding, End of Period                             --      --     231     220      228
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.289  $11.485
Accumulation Unit Value, End of Period                                 --      -- $11.289 $11.485  $13.023
Number of Units Outstanding, End of Period                             --      --       0     159      150
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.639 $13.273 $14.800  $15.867
Accumulation Unit Value, End of Period                            $10.639 $13.273 $14.800 $15.867  $17.982
Number of Units Outstanding, End of Period                              0     271     260     363      351
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000 $10.000  $9.825   $9.834
Accumulation Unit Value, End of Period                                 -- $10.000  $9.825  $9.834  $10.010
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $9.398 $11.666 $12.171  $12.802
Accumulation Unit Value, End of Period                             $9.398 $11.666 $12.171 $12.802  $12.838
Number of Units Outstanding, End of Period                              0     891   2,313   2,269    2,017
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.045 $13.788 $14.831  $16.251
Accumulation Unit Value, End of Period                            $11.045 $13.788 $14.831 $16.251  $17.595
Number of Units Outstanding, End of Period                              0       0       0       0        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.915  $11.452
Accumulation Unit Value, End of Period                                 --      -- $10.915 $11.452  $12.598
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.712  $12.112
Accumulation Unit Value, End of Period                                 --      -- $10.712 $12.112  $12.321
Number of Units Outstanding, End of Period                             --      --     138     138      138
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.687  $12.059
Accumulation Unit Value, End of Period                                 --      -- $10.687 $12.059  $12.233
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000 $10.000 $11.019  $12.057
Accumulation Unit Value, End of Period                                 -- $10.000 $11.019 $12.057  $14.315
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.786
Number of Units Outstanding, End of Period                             --      --      --      --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000 $13.529 $15.724  $17.345
Accumulation Unit Value, End of Period                                 -- $13.529 $15.724 $17.345  $18.954
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.253  $12.349
Accumulation Unit Value, End of Period                                 --      -- $11.253 $12.349  $14.565
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.246  $12.324
Accumulation Unit Value, End of Period                                 --      -- $11.246 $12.324  $14.526
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.687 $14.421 $19.174  $21.875
Accumulation Unit Value, End of Period                            $10.687 $14.421 $19.174 $21.875  $29.428
Number of Units Outstanding, End of Period                              0     734   1,193   1,047      799

* The Allstate Advisor Plus Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With MAV Death Benefit Option, the Enhanced Beneficiary
Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)) or (With the MAV Death
Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary
Protection (Annual Increase) Option, added prior to May 1, 2003, and the
Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,           2002     2003     2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --       --  $10.000
Accumulation Unit Value, End of Period                                 --       --       --       --  $10.217
Number of Units Outstanding, End of Period                             --       --       --       --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --       --  $10.000
Accumulation Unit Value, End of Period                                 --       --       --       --  $10.408
Number of Units Outstanding, End of Period                             --       --       --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --       --  $10.000
Accumulation Unit Value, End of Period                                 --       --       --       --  $10.438
Number of Units Outstanding, End of Period                             --       --       --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --       --  $10.000
Accumulation Unit Value, End of Period                                 --       --       --       --  $10.446
Number of Units Outstanding, End of Period                             --       --       --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --       --  $10.000
Accumulation Unit Value, End of Period                                 --       --       --       --  $10.299
Number of Units Outstanding, End of Period                             --       --       --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --       --  $10.000
Accumulation Unit Value, End of Period                                 --       --       --       --   $9.696
Number of Units Outstanding, End of Period                             --       --       --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --       --  $10.000
Accumulation Unit Value, End of Period                                 --       --       --       --  $10.768
Number of Units Outstanding, End of Period                             --       --       --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --       --  $10.000
Accumulation Unit Value, End of Period                                 --       --       --       --   $9.828
Number of Units Outstanding, End of Period                             --       --       --       --    8,266
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.689  $13.316  $14.385  $14.543
Accumulation Unit Value, End of Period                                 --  $13.316  $14.385  $14.543  $16.584
Number of Units Outstanding, End of Period                             --    9,439   19,491   26,635   21,592
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $11.183  $11.097
Accumulation Unit Value, End of Period                                 --       --  $11.183  $11.097  $12.815
Number of Units Outstanding, End of Period                             --       --        0        0    2,117
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $10.505  $10.369
Accumulation Unit Value, End of Period                                 --       --  $10.505  $10.369  $11.230
Number of Units Outstanding, End of Period                             --       --        0    7,042   10,074
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --  $11.811  $15.457  $16.827  $17.221
Accumulation Unit Value, End of Period                                 --  $15.457  $16.827  $17.221  $18.281
Number of Units Outstanding, End of Period                             --        0        0        0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.030  $14.480  $17.500  $18.590
Accumulation Unit Value, End of Period                                 --  $14.480  $17.500  $18.590  $21.239
Number of Units Outstanding, End of Period                             --    9,032    9,649   10,285   26,689
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $10.200  $10.202
Accumulation Unit Value, End of Period                                 --       --  $10.200  $10.202  $10.364
Number of Units Outstanding, End of Period                             --       --      404      414      441
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --       --       --       --  $10.000
Accumulation Unit Value, End of Period                                 --       --       --       --  $10.962
Number of Units Outstanding, End of Period                             --       --       --       --   19,014
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.590  $12.615  $13.876  $14.983
Accumulation Unit Value, End of Period                                 --  $12.615  $13.876  $14.983  $17.323
Number of Units Outstanding, End of Period                             --    9,807   16,793   17,701   16,904
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.665  $16.779  $20.436  $25.434
Accumulation Unit Value, End of Period                                 --  $16.779  $20.436  $25.434  $31.818
Number of Units Outstanding, End of Period                             --    7,104    4,327    6,625    9,219
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.368  $13.522  $15.652  $16.842
Accumulation Unit Value, End of Period                                 --  $13.522  $15.652  $16.842  $19.976
Number of Units Outstanding, End of Period                             --    9,892   12,661   14,689   32,069
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --  $11.573  $12.816  $14.360  $13.593
Accumulation Unit Value, End of Period                                 --  $12.816  $14.360  $13.593  $14.972
Number of Units Outstanding, End of Period                             --        0        0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $10.891  $11.376
Accumulation Unit Value, End of Period                                 --       --  $10.891  $11.376  $12.738
Number of Units Outstanding, End of Period                             --       --        0        0    6,339
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $10.343  $10.234
Accumulation Unit Value, End of Period                                 --       --  $10.343  $10.234  $10.927
Number of Units Outstanding, End of Period                             --       --    1,877    7,713    5,379
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $10.875  $10.967
Accumulation Unit Value, End of Period                                 --       --  $10.875  $10.967  $12.561
Number of Units Outstanding, End of Period                             --       --    1,800    1,014        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $11.123  $11.366
Accumulation Unit Value, End of Period                                 --       --  $11.123  $11.366  $11.977
Number of Units Outstanding, End of Period                             --       --        9       54   15,641
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $11.106  $11.739
Accumulation Unit Value, End of Period                                 --       --  $11.106  $11.739  $12.867
Number of Units Outstanding, End of Period                             --       --    3,007   12,765    8,745
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.095  $13.021  $13.962  $14.137
Accumulation Unit Value, End of Period                                 --  $13.021  $13.962  $14.137  $15.306
Number of Units Outstanding, End of Period                             --        0    1,567    2,333    2,029
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $10.091  $10.085
Accumulation Unit Value, End of Period                                 --       --  $10.091  $10.085  $10.336
Number of Units Outstanding, End of Period                             --       --        0        0    1,443
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.000  $12.235  $12.739  $13.047
Accumulation Unit Value, End of Period                                 --  $12.235  $12.739  $13.047  $13.721
Number of Units Outstanding, End of Period                             --      275    5,440   16,685   10,355
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.070  $14.154  $16.433  $18.306
Accumulation Unit Value, End of Period                                 --  $14.154  $16.433  $18.306  $20.984
Number of Units Outstanding, End of Period                             --      999    6,411    7,622    5,405
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.717  $12.885  $13.683  $13.631
Accumulation Unit Value, End of Period                                 --  $12.885  $13.683  $13.631  $14.541
Number of Units Outstanding, End of Period                             --    1,259    4,444    4,618    4,301
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.451  $12.563  $13.391  $13.829
Accumulation Unit Value, End of Period                                 --  $12.563  $13.391  $13.829  $15.500
Number of Units Outstanding, End of Period                             --   25,624   11,415   19,524   24,527
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.701  $14.581  $16.971  $18.186
Accumulation Unit Value, End of Period                                 --  $14.581  $16.971  $18.186  $20.365
Number of Units Outstanding, End of Period                             --    4,279    7,490   10,717   18,815
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.328  $12.321  $14.371  $15.718
Accumulation Unit Value, End of Period                                 --  $12.321  $14.371  $15.718  $15.765
Number of Units Outstanding, End of Period                             --    9,108    7,285    7,525   13,746
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.233  $12.069  $12.780  $12.792
Accumulation Unit Value, End of Period                                 --  $12.069  $12.780  $12.792  $13.397
Number of Units Outstanding, End of Period                             --    5,288   15,035   27,673   40,404
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.739  $12.362  $13.173  $13.763
Accumulation Unit Value, End of Period                                 --  $12.362  $13.173  $13.763  $15.170
Number of Units Outstanding, End of Period                             --    4,478    7,117    7,789    7,483
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.980  $13.429  $14.572  $14.976
Accumulation Unit Value, End of Period                                 --  $13.429  $14.572  $14.976  $16.954
Number of Units Outstanding, End of Period                             --    1,712    3,707    2,941    2,897
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $10.221  $11.239  $11.758  $12.999
Accumulation Unit Value, End of Period                                 --  $11.239  $11.758  $12.999  $13.050
Number of Units Outstanding, End of Period                             --      486    1,842    2,363    3,346
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.851  $13.270  $14.325  $14.424
Accumulation Unit Value, End of Period                                 --  $13.270  $14.325  $14.424  $15.570
Number of Units Outstanding, End of Period                             -- 3,849.00 7,971.00 8,365.00    7,902
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.344  $10.383  $10.590  $10.587
Accumulation Unit Value, End of Period                                 --  $10.383  $10.590  $10.587  $10.807
Number of Units Outstanding, End of Period                             --    3,591    9,755   17,586   21,249
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.562  $13.307  $15.100  $16.546
Accumulation Unit Value, End of Period                                 --  $13.307  $15.100  $16.546  $20.640
Number of Units Outstanding, End of Period                             --    1,575    1,793    2,678   23,947
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.679  $12.918  $14.211  $15.101
Accumulation Unit Value, End of Period                                 --  $12.918  $14.211  $15.101  $16.804
Number of Units Outstanding, End of Period                             --        0        0        0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $9.925   $9.797   $9.631   $9.644
Accumulation Unit Value, End of Period                                 --   $9.797   $9.631   $9.644   $9.833
Number of Units Outstanding, End of Period                             --      517   43,551   59,106   62,338
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $10.966  $13.420  $14.457  $15.532
Accumulation Unit Value, End of Period                                 --  $13.420  $14.457  $15.532  $16.468
Number of Units Outstanding, End of Period                             --      426    1,155      432      440
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.307  $14.491  $16.336  $16.895
Accumulation Unit Value, End of Period                                 --  $14.491  $16.336  $16.895  $19.143
Number of Units Outstanding, End of Period                             --    4,257    8,573   10,862    9,776
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $10.828  $13.021  $13.678  $14.029
Accumulation Unit Value, End of Period                                 --  $13.021  $13.678  $14.029  $15.251
Number of Units Outstanding, End of Period                             --        0        0        0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.669  $12.015  $12.697  $12.896
Accumulation Unit Value, End of Period                                 --  $12.015  $12.697  $12.896  $14.097
Number of Units Outstanding, End of Period                             --      459      788      828      823
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $11.633  $13.978  $16.600  $17.603
Accumulation Unit Value, End of Period                                 --  $13.978  $16.600  $17.603  $21.840
Number of Units Outstanding, End of Period                             --        0        0        0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.785  $13.485  $15.620  $17.109
Accumulation Unit Value, End of Period                                 --  $13.485  $15.620  $17.109  $17.621
Number of Units Outstanding, End of Period                             --      238    1,263    1,867    1,853
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.566  $12.328  $12.645  $13.054
Accumulation Unit Value, End of Period                                 --  $12.328  $12.645  $13.054  $13.442
Number of Units Outstanding, End of Period                             --   16,725   21,243   17,261   18,439
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $11.073  $12.017
Accumulation Unit Value, End of Period                                 --       --  $11.073  $12.017  $12.314
Number of Units Outstanding, End of Period                             --       --      543      541      539
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $11.285  $11.475
Accumulation Unit Value, End of Period                                 --       --  $11.285  $11.475  $13.006
Number of Units Outstanding, End of Period                             --       --       13    3,068   12,321
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.766  $13.279  $14.800  $15.859
Accumulation Unit Value, End of Period                                 --  $13.279  $14.800  $15.859  $17.963
Number of Units Outstanding, End of Period                             --   18,384   20,631   16,708   15,952
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.000  $10.000   $9.820   $9.824
Accumulation Unit Value, End of Period                                 --  $10.000   $9.820   $9.824   $9.994
Number of Units Outstanding, End of Period                             --        0    3,095    2,463    2,465
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $9.917  $11.671  $12.171  $12.795
Accumulation Unit Value, End of Period                                 --  $11.671  $12.171  $12.795  $12.824
Number of Units Outstanding, End of Period                             --    6,314   11,270   13,409   19,759
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $12.275  $13.795  $14.830  $16.242
Accumulation Unit Value, End of Period                                 --  $13.795  $14.830  $16.242  $17.577
Number of Units Outstanding, End of Period                             --        0    1,476    3,061    3,198
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $10.911  $11.443
Accumulation Unit Value, End of Period                                 --       --  $10.911  $11.443  $12.581
Number of Units Outstanding, End of Period                             --       --      378      369      363
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $10.708  $12.102
Accumulation Unit Value, End of Period                                 --       --  $10.708  $12.102  $12.304
Number of Units Outstanding, End of Period                             --       --    1,923    1,816    1,826
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $10.683  $12.049
Accumulation Unit Value, End of Period                                 --       --  $10.683  $12.049  $12.216
Number of Units Outstanding, End of Period                             --       --    1,354    6,674        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $10.000  $10.000  $11.013  $12.044
Accumulation Unit Value, End of Period                                 --  $10.000  $11.013  $12.044  $14.293
Number of Units Outstanding, End of Period                             --        0        7      774   21,010
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --       --       --       --  $10.000
Accumulation Unit Value, End of Period                                 --       --       --       --   $9.783
Number of Units Outstanding, End of Period                             --       --       --       --    9,091
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $10.000  $13.524  $15.711  $17.321
Accumulation Unit Value, End of Period                                 --  $13.524  $15.711  $17.321  $18.919
Number of Units Outstanding, End of Period                             --      199      678    3,079    3,447
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $11.249  $12.339
Accumulation Unit Value, End of Period                                 --       --  $11.249  $12.339  $14.545
Number of Units Outstanding, End of Period                             --       --    5,681    5,921    6,910
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000  $11.242  $12.314
Accumulation Unit Value, End of Period                                 --       --  $11.242  $12.314  $14.507
Number of Units Outstanding, End of Period                             --       --        0        0    8,965
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $11.366  $14.429  $19.174  $21.864
Accumulation Unit Value, End of Period                                 --  $14.429  $19.174  $21.864  $29.398
Number of Units Outstanding, End of Period                             --    2,890    4,667    4,859   18,469

* The Allstate Advisor Plus Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,           2002    2003    2004    2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.210
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.401
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.430
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.439
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.292
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.690
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.761
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.821
Number of Units Outstanding, End of Period                             --      --      --      --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.681 $13.296 $14.349  $14.492
Accumulation Unit Value, End of Period                                 -- $13.296 $14.349 $14.492  $16.508
Number of Units Outstanding, End of Period                             --       0       0       0        0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.175  $11.078
Accumulation Unit Value, End of Period                                 --      -- $11.175 $11.078  $12.780
Number of Units Outstanding, End of Period                             --      --       0       0        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.503  $10.356
Accumulation Unit Value, End of Period                                 --      -- $10.503 $10.356  $11.205
Number of Units Outstanding, End of Period                             --      --       0       0        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.801 $15.433 $16.784  $17.160
Accumulation Unit Value, End of Period                                 -- $15.433 $16.784 $17.160  $18.198
Number of Units Outstanding, End of Period                             --       0       0       0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.021 $14.458 $17.455  $18.524
Accumulation Unit Value, End of Period                                 -- $14.458 $17.455 $18.524  $21.142
Number of Units Outstanding, End of Period                             --       0       0       0        0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.193  $10.184
Accumulation Unit Value, End of Period                                 --      -- $10.193 $10.184  $10.336
Number of Units Outstanding, End of Period                             --      --       0       0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.955
Number of Units Outstanding, End of Period                             --      --      --      --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.581 $12.596 $13.841  $14.929
Accumulation Unit Value, End of Period                                 -- $12.596 $13.841 $14.929  $17.243
Number of Units Outstanding, End of Period                             --       0       0       0        0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.655 $16.754 $20.384  $25.344
Accumulation Unit Value, End of Period                                 -- $16.754 $20.384 $25.344  $31.673
Number of Units Outstanding, End of Period                             --       0       0       0        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.359 $13.501 $15.612  $16.782
Accumulation Unit Value, End of Period                                 -- $13.501 $15.612 $16.782  $19.885
Number of Units Outstanding, End of Period                             --       0       0       0        0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.563 $12.796 $14.324  $13.545
Accumulation Unit Value, End of Period                                 -- $12.796 $14.324 $13.545  $14.903
Number of Units Outstanding, End of Period                             --       0       0       0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.888  $11.362
Accumulation Unit Value, End of Period                                 --      -- $10.888 $11.362  $12.709
Number of Units Outstanding, End of Period                             --      --       0       0        0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.340  $10.221
Accumulation Unit Value, End of Period                                 --      -- $10.340 $10.221  $10.902
Number of Units Outstanding, End of Period                             --      --       0       0        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.873  $10.953
Accumulation Unit Value, End of Period                                 --      -- $10.873 $10.953  $12.532
Number of Units Outstanding, End of Period                             --      --       0       0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.120  $11.351
Accumulation Unit Value, End of Period                                 --      -- $11.120 $11.351  $11.949
Number of Units Outstanding, End of Period                             --      --       0       0        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.103  $11.724
Accumulation Unit Value, End of Period                                 --      -- $11.103 $11.724  $12.838
Number of Units Outstanding, End of Period                             --      --       0       0        0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.085 $13.001 $13.926  $14.086
Accumulation Unit Value, End of Period                                 -- $13.001 $13.926 $14.086  $15.236
Number of Units Outstanding, End of Period                             --       0       0       0        0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.088  $10.073
Accumulation Unit Value, End of Period                                 --      -- $10.088 $10.073  $10.312
Number of Units Outstanding, End of Period                             --      --       0       0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000 $12.227 $12.718  $13.011
Accumulation Unit Value, End of Period                                 -- $12.227 $12.718 $13.011  $13.670
Number of Units Outstanding, End of Period                             --       0       0       0        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.062 $14.133 $16.391  $18.241
Accumulation Unit Value, End of Period                                 -- $14.133 $16.391 $18.241  $20.888
Number of Units Outstanding, End of Period                             --       0       0       0        0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.708 $12.866 $13.648  $13.583
Accumulation Unit Value, End of Period                                 -- $12.866 $13.648 $13.583  $14.475
Number of Units Outstanding, End of Period                             --       0       0       0        0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.442 $12.544 $13.357  $13.780
Accumulation Unit Value, End of Period                                 -- $12.544 $13.357 $13.780  $15.429
Number of Units Outstanding, End of Period                             --       0       0       0        0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.692 $14.559 $16.928  $18.121
Accumulation Unit Value, End of Period                                 -- $14.559 $16.928 $18.121  $20.272
Number of Units Outstanding, End of Period                             --       0       0       0        0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.319 $12.302 $14.334  $15.662
Accumulation Unit Value, End of Period                                 -- $12.302 $14.334 $15.662  $15.693
Number of Units Outstanding, End of Period                             --       0       0       0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.224 $12.050 $12.748  $12.746
Accumulation Unit Value, End of Period                                 -- $12.050 $12.748 $12.746  $13.336
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.730 $12.344 $13.139  $13.714
Accumulation Unit Value, End of Period                                 -- $12.344 $13.139 $13.714  $15.100
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.971 $13.408 $14.535  $14.923
Accumulation Unit Value, End of Period                                 -- $13.408 $14.535 $14.923  $16.876
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.213 $11.222 $11.728  $12.953
Accumulation Unit Value, End of Period                                 -- $11.222 $11.728 $12.953  $12.991
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.841 $13.249 $14.289  $14.373
Accumulation Unit Value, End of Period                                 -- $13.249 $14.289 $14.373  $15.499
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.335 $10.368 $10.563  $10.549
Accumulation Unit Value, End of Period                                 -- $10.368 $10.563 $10.549  $10.758
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.554 $13.286 $15.062  $16.488
Accumulation Unit Value, End of Period                                 -- $13.286 $15.062 $16.488  $20.546
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.670 $12.899 $14.175  $15.048
Accumulation Unit Value, End of Period                                 -- $12.899 $14.175 $15.048  $16.727
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.917  $9.782  $9.606   $9.610
Accumulation Unit Value, End of Period                                 --  $9.782  $9.606  $9.610   $9.788
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.957 $13.399 $14.420  $15.477
Accumulation Unit Value, End of Period                                 -- $13.399 $14.420 $15.477  $16.392
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.298 $14.469 $16.294  $16.835
Accumulation Unit Value, End of Period                                 -- $14.469 $16.294 $16.835  $19.056
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.819 $13.002 $13.644  $13.979
Accumulation Unit Value, End of Period                                 -- $13.002 $13.644 $13.979  $15.182
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.660 $11.997 $12.665  $12.851
Accumulation Unit Value, End of Period                                 -- $11.997 $12.665 $12.851  $14.033
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $11.623 $13.957 $16.558  $17.540
Accumulation Unit Value, End of Period                                 -- $13.957 $16.558 $17.540  $21.740
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.776 $13.465 $15.580  $17.048
Accumulation Unit Value, End of Period                                 -- $13.465 $15.580 $17.048  $17.540
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.557 $12.309 $12.613  $13.007
Accumulation Unit Value, End of Period                                 -- $12.309 $12.613 $13.007  $13.380
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen LIT Aggressive Growth Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.066  $11.996
Accumulation Unit Value, End of Period                                 --      -- $11.066 $11.996  $12.280
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.278  $11.456
Accumulation Unit Value, End of Period                                 --      -- $11.278 $11.456  $12.970
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.757 $13.259 $14.762  $15.803
Accumulation Unit Value, End of Period                                 -- $13.259 $14.762 $15.803  $17.881
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000 $10.000  $9.810   $9.803
Accumulation Unit Value, End of Period                                 -- $10.000  $9.810  $9.803   $9.964
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.909 $11.654 $12.140  $12.749
Accumulation Unit Value, End of Period                                 -- $11.654 $12.140 $12.749  $12.765
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $12.265 $13.774 $14.793  $16.184
Accumulation Unit Value, End of Period                                 -- $13.774 $14.793 $16.184  $17.496
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.903  $11.423
Accumulation Unit Value, End of Period                                 --      -- $10.903 $11.423  $12.547
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.701  $12.081
Accumulation Unit Value, End of Period                                 --      -- $10.701 $12.081  $12.271
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.676  $12.028
Accumulation Unit Value, End of Period                                 --      -- $10.676 $12.028  $12.183
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000 $10.000 $11.002  $12.020
Accumulation Unit Value, End of Period                                 -- $10.000 $11.002 $12.020  $14.250
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.776
Number of Units Outstanding, End of Period                             --      --      --      --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000 $13.515 $15.684  $17.274
Accumulation Unit Value, End of Period                                 -- $13.515 $15.684 $17.274  $18.848
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.241  $12.318
Accumulation Unit Value, End of Period                                 --      -- $11.241 $12.318  $14.505
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.234  $12.293
Accumulation Unit Value, End of Period                                 --      -- $11.234 $12.293  $14.467
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $11.357 $14.407 $19.125  $21.786
Accumulation Unit Value, End of Period                                 -- $14.407 $19.125 $21.786  $29.263
Number of Units Outstanding, End of Period                             --       0       0       0        0

* The Allstate Advisor Plus Contracts were first offered with the MAV Death
Benefit Option at 0.15% and Earnings Protection Death Benefit Option on October
14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003)

For the Years Beginning January 1* and Ending December 31,           2002    2003      2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.259
Number of Units Outstanding, End of Period                             --      --        --     --   1,752
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.451
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.481
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.489
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.342
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.736
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.813
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.868
Number of Units Outstanding, End of Period                             --      --        --     --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.850   $13.401$14.565 $14.815
Accumulation Unit Value, End of Period                            $10.850 $13.401   $14.565$14.815 $16.998
Number of Units Outstanding, End of Period                          1,613  20,964    20,500 18,215  13,267
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.229 $11.211
Accumulation Unit Value, End of Period                                 --      --   $11.229$11.211 $13.026
Number of Units Outstanding, End of Period                             --      --       899 12,518  12,724
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.521 $10.448
Accumulation Unit Value, End of Period                                 --      --   $10.521$10.448 $11.386
Number of Units Outstanding, End of Period                             --      --       634 14,522  17,719
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.534   $15.554$17.038 $17.544
Accumulation Unit Value, End of Period                            $11.534 $15.554   $17.038$17.544 $18.738
Number of Units Outstanding, End of Period                            668   4,300     3,470  3,700   3,963
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.224   $14.572$17.719 $18.938
Accumulation Unit Value, End of Period                            $11.224 $14.572   $17.719$18.938 $21.769
Number of Units Outstanding, End of Period                            453  10,437    11,390 11,370   9,035
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.242 $10.307
Accumulation Unit Value, End of Period                                 --      --   $10.242$10.307 $10.535
Number of Units Outstanding, End of Period                             --      --         0      0     852
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $11.007
Number of Units Outstanding, End of Period                             --      --        --     --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.323   $12.695$14.050 $15.263
Accumulation Unit Value, End of Period                            $10.323 $12.695   $14.050$15.263 $17.755
Number of Units Outstanding, End of Period                         10,878  31,197    31,373 30,181  19,849
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.232   $16.885$20.692 $25.910
Accumulation Unit Value, End of Period                            $11.232 $16.885   $20.692$25.910 $32.612
Number of Units Outstanding, End of Period                              0   1,609     1,852  2,598   2,400
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.474   $13.607$15.848 $17.157
Accumulation Unit Value, End of Period                            $10.474 $13.607   $15.848$17.157 $20.475
Number of Units Outstanding, End of Period                         14,593  20,924    21,001 23,909  12,612
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.720   $12.897$14.540 $13.848
Accumulation Unit Value, End of Period                            $10.720 $12.897   $14.540$13.848 $15.345
Number of Units Outstanding, End of Period                              0   5,060     5,066  5,227   5,308
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.908 $11.464
Accumulation Unit Value, End of Period                                 --      --   $10.908$11.464 $12.914
Number of Units Outstanding, End of Period                             --      --       926  6,064   6,108
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.359 $10.312
Accumulation Unit Value, End of Period                                 --      --   $10.359$10.312 $11.078
Number of Units Outstanding, End of Period                             --      --         0  1,538     824
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.892 $11.050
Accumulation Unit Value, End of Period                                 --      --   $10.892$11.050 $12.734
Number of Units Outstanding, End of Period                             --      --         0    643     640
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.140 $11.453
Accumulation Unit Value, End of Period                                 --      --   $11.140$11.453 $12.143
Number of Units Outstanding, End of Period                             --      --         0      0   1,391
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.123 $11.829
Accumulation Unit Value, End of Period                                 --      --   $11.123$11.829 $13.045
Number of Units Outstanding, End of Period                             --      --         0 12,155  12,798
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.695   $13.104$14.136 $14.401
Accumulation Unit Value, End of Period                            $10.695 $13.104   $14.136$14.401 $15.688
Number of Units Outstanding, End of Period                            153   9,097    11,489 12,208  11,787
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.106 $10.163
Accumulation Unit Value, End of Period                                 --      --   $10.106$10.163 $10.479
Number of Units Outstanding, End of Period                             --      --         0      0   1,437
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000   $12.281$12.870 $13.262
Accumulation Unit Value, End of Period                                 -- $12.281   $12.870$13.262 $14.032
Number of Units Outstanding, End of Period                             --  26,077     2,587  8,385   8,924
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.147   $14.244$16.639 $18.649
Accumulation Unit Value, End of Period                            $10.147 $14.244   $16.639$18.649 $21.507
Number of Units Outstanding, End of Period                              0  12,244    13,506  9,221   7,194
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.660   $12.967$13.854 $13.886
Accumulation Unit Value, End of Period                            $10.660 $12.967   $13.854$13.886 $14.904
Number of Units Outstanding, End of Period                             77   5,984     7,175  4,176   3,826
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.176   $12.643$13.559 $14.088
Accumulation Unit Value, End of Period                            $10.176 $12.643   $13.559$14.088 $15.887
Number of Units Outstanding, End of Period                         11,494  34,724    38,680 37,351  23,198
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.353   $14.673$17.184 $18.526
Accumulation Unit Value, End of Period                            $10.353 $14.673   $17.184$18.526 $20.873
Number of Units Outstanding, End of Period                          8,227  13,718    15,455 13,541   8,471
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.059   $12.399$14.550 $16.012
Accumulation Unit Value, End of Period                            $10.059 $12.399   $14.550$16.012 $16.159
Number of Units Outstanding, End of Period                              0   4,239     4,420  4,130   4,131
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.550   $12.145$12.940 $13.031
Accumulation Unit Value, End of Period                            $10.550 $12.145   $12.940$13.031 $13.731
Number of Units Outstanding, End of Period                              0  13,837    16,673 22,515  21,256
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.387   $12.441$13.338 $14.020
Accumulation Unit Value, End of Period                            $10.387 $12.441   $13.338$14.020 $15.548
Number of Units Outstanding, End of Period                              0  13,599    15,165 13,570  13,482
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.797   $13.514$14.754 $15.256
Accumulation Unit Value, End of Period                            $10.797 $13.514   $14.754$15.256 $17.377
Number of Units Outstanding, End of Period                          1,878  15,891    15,695 17,554  15,415
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000  $9.723   $11.310$11.905 $13.243
Accumulation Unit Value, End of Period                             $9.723 $11.310   $11.905$13.243 $13.376
Number of Units Outstanding, End of Period                          6,728  10,784    11,366 10,540   4,411
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.740   $13.354$14.505 $14.694
Accumulation Unit Value, End of Period                            $10.740 $13.354   $14.505$14.694 $15.959
Number of Units Outstanding, End of Period                              0   9,598    12,246 14,467  12,966
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.184   $10.449$10.723 $10.785
Accumulation Unit Value, End of Period                            $10.184 $10.449   $10.723$10.785 $11.077
Number of Units Outstanding, End of Period                            486  14,322    15,953 14,705  15,486
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.603   $13.391$15.289 $16.856
Accumulation Unit Value, End of Period                            $10.603 $13.391   $15.289$16.856 $21.155
Number of Units Outstanding, End of Period                            243  10,052    10,322 13,348  12,860
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.406   $13.000$14.389 $15.384
Accumulation Unit Value, End of Period                            $10.406 $13.000   $14.389$15.384 $17.223
Number of Units Outstanding, End of Period                            283   8,406     9,042  7,358   9,379
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $9.984    $9.859 $9.752  $9.825
Accumulation Unit Value, End of Period                             $9.984  $9.859    $9.752 $9.825 $10.079
Number of Units Outstanding, End of Period                              0     702     1,275  8,111   3,396
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.378   $13.505$14.638 $15.823
Accumulation Unit Value, End of Period                            $10.378 $13.505   $14.638$15.823 $16.879
Number of Units Outstanding, End of Period                            176   5,370     5,271  5,153   4,431
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.203   $14.583$16.540 $17.211
Accumulation Unit Value, End of Period                            $11.203 $14.583   $16.540$17.211 $19.621
Number of Units Outstanding, End of Period                          8,003  15,054    14,139 16,394  11,460
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.641   $13.104$13.850 $14.291
Accumulation Unit Value, End of Period                            $10.641 $13.104   $13.850$14.291 $15.632
Number of Units Outstanding, End of Period                              0   2,544     2,129  1,023   1,065
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.514   $12.091$12.856 $13.138
Accumulation Unit Value, End of Period                            $10.514 $12.091   $12.856$13.138 $14.449
Number of Units Outstanding, End of Period                            262  14,321    14,654 14,724  14,382
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.469   $14.067$16.807 $17.932
Accumulation Unit Value, End of Period                            $11.469 $14.067   $16.807$17.932 $22.384
Number of Units Outstanding, End of Period                             34     339       296    256     219
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.371   $13.571$15.816 $17.429
Accumulation Unit Value, End of Period                            $10.371 $13.571   $15.816$17.429 $18.061
Number of Units Outstanding, End of Period                            627   7,681    10,807  5,734   6,858
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.108   $12.046$12.804 $13.298
Accumulation Unit Value, End of Period                            $10.108 $12.046   $12.804$13.298 $13.777
Number of Units Outstanding, End of Period                            459  20,952    22,622 15,657  10,940
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.119 $12.140
Accumulation Unit Value, End of Period                                 --      --   $11.119$12.140 $12.516
Number of Units Outstanding, End of Period                             --      --       486  2,724     450
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.332 $11.593
Accumulation Unit Value, End of Period                                 --      --   $11.332$11.593 $13.219
Number of Units Outstanding, End of Period                             --      --       890  8,570  10,921
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.652   $13.363$14.985 $16.156
Accumulation Unit Value, End of Period                            $10.652 $13.363   $14.985$16.156 $18.412
Number of Units Outstanding, End of Period                              0  11,979    14,234 11,498  10,462
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000   $10.000 $9.880  $9.944
Accumulation Unit Value, End of Period                                 -- $10.000    $9.880 $9.944 $10.179
Number of Units Outstanding, End of Period                             --       0       553  1,586     645
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $9.409   $11.745$12.323 $13.034
Accumulation Unit Value, End of Period                             $9.409 $11.745   $12.323$13.034 $13.144
Number of Units Outstanding, End of Period                              0   1,027     1,239  2,898   2,623
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.058   $13.883$15.016 $16.546
Accumulation Unit Value, End of Period                            $11.058 $13.883   $15.016$16.546 $18.016
Number of Units Outstanding, End of Period                              0   2,294     2,869  5,310   5,275
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.956 $11.560
Accumulation Unit Value, End of Period                                 --      --   $10.956$11.560 $12.788
Number of Units Outstanding, End of Period                             --      --         0      0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.752 $12.226
Accumulation Unit Value, End of Period                                 --      --   $10.752$12.226 $12.507
Number of Units Outstanding, End of Period                             --      --     8,359  3,719   3,779
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.727 $12.172
Accumulation Unit Value, End of Period                                 --      --   $10.727$12.172 $12.417
Number of Units Outstanding, End of Period                             --      --         0      0       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000   $10.000$11.081 $12.192
Accumulation Unit Value, End of Period                                 -- $10.000   $11.081$12.192 $14.558
Number of Units Outstanding, End of Period                             --       0       601  5,279   5,032
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.823
Number of Units Outstanding, End of Period                             --      --        --     --     760
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000   $13.575$15.872 $17.606
Accumulation Unit Value, End of Period                                 -- $13.575   $15.872$17.606 $19.348
Number of Units Outstanding, End of Period                             --     644     1,004  1,580       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.295 $12.465
Accumulation Unit Value, End of Period                                 --      --   $11.295$12.465 $14.784
Number of Units Outstanding, End of Period                             --      --    29,767 21,407   8,829
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.288 $12.440
Accumulation Unit Value, End of Period                                 --      --   $11.288$12.440 $14.745
Number of Units Outstanding, End of Period                             --      --         0    701     379
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.700   $14.520$19.414 $22.273
Accumulation Unit Value, End of Period                            $10.700 $14.520   $19.414$22.273 $30.131
Number of Units Outstanding, End of Period                              0  11,035    12,261 11,952   9,861

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,           2002    2003      2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.256
Number of Units Outstanding, End of Period                             --      --        --     --  41,129
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.447
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.477
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.486
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.338
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.733
Number of Units Outstanding, End of Period                             --      --        --     --   3,262
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.809
Number of Units Outstanding, End of Period                             --      --        --     --   3,551
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.865
Number of Units Outstanding, End of Period                             --      --        --     --   6,534
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.713   $13.396$14.553 $14.795
Accumulation Unit Value, End of Period                                 -- $13.396   $14.553$14.795 $16.966
Number of Units Outstanding, End of Period                             --  22,659    49,622 64,791  72,987
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.225 $11.202
Accumulation Unit Value, End of Period                                 --      --   $11.225$11.202 $13.008
Number of Units Outstanding, End of Period                             --      --    10,514 76,283 150,067
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.520 $10.442
Accumulation Unit Value, End of Period                                 --      --   $10.520$10.442 $11.373
Number of Units Outstanding, End of Period                             --      --     4,578 25,082  76,670
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.837   $15.549$17.023 $17.520
Accumulation Unit Value, End of Period                                 -- $15.549   $17.023$17.520 $18.703
Number of Units Outstanding, End of Period                             --       0         0      0       0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.054   $14.567$17.704 $18.912
Accumulation Unit Value, End of Period                                 -- $14.567   $17.704$18.912 $21.729
Number of Units Outstanding, End of Period                             --  19,781    18,540 26,799  31,974
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.239 $10.298
Accumulation Unit Value, End of Period                                 --      --   $10.239$10.298 $10.520
Number of Units Outstanding, End of Period                             --      --     6,539  9,849  18,218
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $11.004
Number of Units Outstanding, End of Period                             --      --        --     --  13,242
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.613   $12.690$14.038 $15.242
Accumulation Unit Value, End of Period                                 -- $12.690   $14.038$15.242 $17.722
Number of Units Outstanding, End of Period                             --  22,322    52,477 80,765 104,767
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.691   $16.880$20.674 $25.875
Accumulation Unit Value, End of Period                                 -- $16.880   $20.674$25.875 $32.551
Number of Units Outstanding, End of Period                             --   2,992     7,221  8,226   9,885
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.391   $13.603$15.835 $17.133
Accumulation Unit Value, End of Period                                 -- $13.603   $15.835$17.133 $20.436
Number of Units Outstanding, End of Period                             --   8,491    13,035 42,067  72,138
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.599   $12.892$14.528 $13.829
Accumulation Unit Value, End of Period                                 -- $12.892   $14.528$13.829 $15.317
Number of Units Outstanding, End of Period                             --       0         0      0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.906 $11.456
Accumulation Unit Value, End of Period                                 --      --   $10.906$11.456 $12.899
Number of Units Outstanding, End of Period                             --      --     1,419 25,284  38,672
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.357 $10.305
Accumulation Unit Value, End of Period                                 --      --   $10.357$10.305 $11.066
Number of Units Outstanding, End of Period                             --      --       204 16,858  49,264
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.891 $11.043
Accumulation Unit Value, End of Period                                 --      --   $10.891$11.043 $12.720
Number of Units Outstanding, End of Period                             --      --     2,988 26,698  41,503
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.139 $11.446
Accumulation Unit Value, End of Period                                 --      --   $11.139$11.446 $12.129
Number of Units Outstanding, End of Period                             --      --         0  6,032  19,086
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.122 $11.821
Accumulation Unit Value, End of Period                                 --      --   $11.122$11.821 $13.030
Number of Units Outstanding, End of Period                             --      --     3,778 41,040  64,130
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.119   $13.099$14.124 $14.382
Accumulation Unit Value, End of Period                                 -- $13.099   $14.124$14.382 $15.659
Number of Units Outstanding, End of Period                             --   6,384    21,613 26,266  27,247
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.100$10.105 $10.156
Accumulation Unit Value, End of Period                                 --      --   $10.105$10.156 $10.467
Number of Units Outstanding, End of Period                             --      --         0 12,903  60,863
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000   $12.281$12.859 $13.244
Accumulation Unit Value, End of Period                                 -- $12.281   $12.859$13.244 $14.006
Number of Units Outstanding, End of Period                             --  26,077    51,210 68,524  78,238
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.093   $14.239$16.624 $18.623
Accumulation Unit Value, End of Period                                 -- $14.239   $16.624$18.623 $21.467
Number of Units Outstanding, End of Period                             --   4,988    13,602 13,310  14,429
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.744   $12.962$13.842 $13.868
Accumulation Unit Value, End of Period                                 -- $12.962   $13.842$13.868 $14.877
Number of Units Outstanding, End of Period                             --  13,984    27,226 27,038  28,012
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.474   $12.638$13.547 $14.069
Accumulation Unit Value, End of Period                                 -- $12.638   $13.547$14.069 $15.857
Number of Units Outstanding, End of Period                             --  18,585    32,901 55,920  81,275
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.725   $14.725$17.169 $18.501
Accumulation Unit Value, End of Period                                 -- $14.668   $17.169$18.501 $20.834
Number of Units Outstanding, End of Period                             --   5,831    13,951 17,121  23,077
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.351   $12.394$14.538 $15.990
Accumulation Unit Value, End of Period                                 -- $12.394   $14.538$15.990 $16.129
Number of Units Outstanding, End of Period                             --   8,021    14,052 13,588  11,575
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.258   $12.141$12.929 $13.013
Accumulation Unit Value, End of Period                                 -- $12.141   $12.929$13.013 $13.706
Number of Units Outstanding, End of Period                             --  28,846    76,619111,687 128,135
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.762   $12.437$13.327 $14.001
Accumulation Unit Value, End of Period                                 -- $12.437   $13.327$14.001 $15.519
Number of Units Outstanding, End of Period                             --   6,340     8,003  8,612   8,814
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.004   $13.509$14.742 $15.236
Accumulation Unit Value, End of Period                                 -- $13.509   $14.742$15.236 $17.345
Number of Units Outstanding, End of Period                             --  34,138    56,271 57,293  50,284
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.244   $11.306$11.895 $13.225
Accumulation Unit Value, End of Period                                 -- $11.306   $11.895$13.225 $13.351
Number of Units Outstanding, End of Period                             --   6,953     4,382  3,735   3,689
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.877   $13.349$14.492 $14.674
Accumulation Unit Value, End of Period                                 -- $13.349   $14.492$14.674 $15.929
Number of Units Outstanding, End of Period                             --   9,981    32,681 35,563  37,081
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.367   $10.446$10.714 $10.771
Accumulation Unit Value, End of Period                                 -- $10.446   $10.714$10.771 $11.057
Number of Units Outstanding, End of Period                             --  30,780    78,911109,864 118,341
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.586   $13.386$15.276 $16.833
Accumulation Unit Value, End of Period                                 -- $13.386   $15.276$16.833 $21.116
Number of Units Outstanding, End of Period                             --  12,136    13,033 17,862  27,896
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.703   $12.996$14.376 $15.363
Accumulation Unit Value, End of Period                                 -- $12.996   $14.376$15.363 $17.191
Number of Units Outstanding, End of Period                             --   5,204    11,083 19,668  22,899
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.947    $9.856 $9.743  $9.812
Accumulation Unit Value, End of Period                                 --  $9.856    $9.743 $9.812 $10.060
Number of Units Outstanding, End of Period                             --  47,037    38,360 68,390  93,071
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.990   $13.500$14.625 $15.801
Accumulation Unit Value, End of Period                                 -- $13.500   $14.625$15.801 $16.847
Number of Units Outstanding, End of Period                             --  11,085    12,348 11,870  11,363
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.332   $14.578$16.526 $17.188
Accumulation Unit Value, End of Period                                 -- $14.578   $16.526$17.188 $19.584
Number of Units Outstanding, End of Period                             --   6,002    16,475 26,642  43,536
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.852   $13.100$13.838 $14.272
Accumulation Unit Value, End of Period                                 -- $13.100   $13.838$14.272 $15.603
Number of Units Outstanding, End of Period                             --   6,830    13,312 12,914  12,199
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.693   $12.087$12.845 $13.120
Accumulation Unit Value, End of Period                                 -- $12.087   $12.845$13.120 $14.422
Number of Units Outstanding, End of Period                             --  14,889    31,612 40,261  40,731
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $11.658   $14.062$16.793 $17.908
Accumulation Unit Value, End of Period                                 -- $14.062   $16.793$17.908 $22.343
Number of Units Outstanding, End of Period                             --     892     2,390  2,244   2,055
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.809   $13.566$15.802 $17.406
Accumulation Unit Value, End of Period                                 -- $13.566   $15.802$17.406 $18.027
Number of Units Outstanding, End of Period                             --   9,308     6,836  5,574   5,633
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.589   $12.402$12.793 $13.280
Accumulation Unit Value, End of Period                                 -- $12.402   $12.793$13.280 $13.752
Number of Units Outstanding, End of Period                             --  33,995    54,462 51,893  53,307
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.115 $12.129
Accumulation Unit Value, End of Period                                 --      --   $11.115$12.129 $12.499
Number of Units Outstanding, End of Period                             --      --     1,804  1,852   1,850
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.328 $11.583
Accumulation Unit Value, End of Period                                 --      --   $11.328$11.583 $13.202
Number of Units Outstanding, End of Period                             --      --     8,237 41,888  62,460
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.790   $13.359$14.972 $16.134
Accumulation Unit Value, End of Period                                 -- $13.359   $14.972$16.134 $18.377
Number of Units Outstanding, End of Period                             --  15,649    29,135 36,034  37,917
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000   $10.000 $9.875  $9.934
Accumulation Unit Value, End of Period                                 -- $10.000    $9.875 $9.934 $10.164
Number of Units Outstanding, End of Period                             --       0    11,572 19,709  25,930
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.939   $11.741$12.313 $13.017
Accumulation Unit Value, End of Period                                 -- $11.741   $12.313$13.017 $13.120
Number of Units Outstanding, End of Period                             --   2,786     8,198 17,495  17,867
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $12.302   $13.302$15.003 $16.524
Accumulation Unit Value, End of Period                                 -- $13.878   $15.003$16.524 $17.982
Number of Units Outstanding, End of Period                             --       2     7,215  9,317  10,673
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.952 $11.550
Accumulation Unit Value, End of Period                                 --      --   $10.952$11.550 $12.771
Number of Units Outstanding, End of Period                             --      --     3,512 39,628  81,319
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.749 $12.215
Accumulation Unit Value, End of Period                                 --      --   $10.749$12.215 $12.490
Number of Units Outstanding, End of Period                             --      --     9,098  6,916   5,593
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.723 $12.162
Accumulation Unit Value, End of Period                                 --      --   $10.723$12.162 $12.400
Number of Units Outstanding, End of Period                             --      --     4,029  8,776  13,030
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000   $10.000$11.075 $12.180
Accumulation Unit Value, End of Period                                 -- $10.000   $11.075$12.180 $14.536
Number of Units Outstanding, End of Period                             --       0     6,978 35,726  52,186
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.820
Number of Units Outstanding, End of Period                             --      --        --     --  29,152
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000   $13.575$15.858 $17.582
Accumulation Unit Value, End of Period                                 -- $13.575   $15.858$17.582 $19.312
Number of Units Outstanding, End of Period                             --     644     2,738  2,825   3,145
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.291 $12.455
Accumulation Unit Value, End of Period                                 --      --   $11.291$12.455 $14.764
Number of Units Outstanding, End of Period                             --      --    20,717 18,465  15,333
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.284 $12.429
Accumulation Unit Value, End of Period                                 --      --   $11.284$12.429 $14.725
Number of Units Outstanding, End of Period                             --      --     6,889  8,802  16,780
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $11.392   $14.515$19.397 $22.243
Accumulation Unit Value, End of Period                                 -- $14.515   $19.397$22.243 $30.075
Number of Units Outstanding, End of Period                             --  11,406    17,660 18,557  15,510


* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,           2002   2003       2004    2005   2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --         --      --$10.000
Accumulation Unit Value, End of Period                                 --     --         --      --$10.252
Number of Units Outstanding, End of Period                             --     --         --      --      0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --         --      --$10.000
Accumulation Unit Value, End of Period                                 --     --         --      --$10.444
Number of Units Outstanding, End of Period                             --     --         --      --      0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --         --      --$10.000
Accumulation Unit Value, End of Period                                 --     --         --      --$10.473
Number of Units Outstanding, End of Period                             --     --         --      --      0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --         --      --$10.000
Accumulation Unit Value, End of Period                                 --     --         --      --$10.482
Number of Units Outstanding, End of Period                             --     --         --      --      0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --         --      --$10.000
Accumulation Unit Value, End of Period                                 --     --         --      --$10.335
Number of Units Outstanding, End of Period                             --     --         --      --      0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --         --      --$10.000
Accumulation Unit Value, End of Period                                 --     --         --      -- $9.729
Number of Units Outstanding, End of Period                             --     --         --      --      0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --         --      --$10.000
Accumulation Unit Value, End of Period                                 --     --         --      --$10.805
Number of Units Outstanding, End of Period                             --     --         --      --      0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --         --      --$10.000
Accumulation Unit Value, End of Period                                 --     --         --      -- $9.862
Number of Units Outstanding, End of Period                             --     --         --      --      0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.847    $13.384 $14.532$14.767
Accumulation Unit Value, End of Period                            $10.847$13.384    $14.532 $14.767$16.925
Number of Units Outstanding, End of Period                              0    329        410     434    436
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $11.221$11.192
Accumulation Unit Value, End of Period                                 --     --    $11.221 $11.192$12.991
Number of Units Outstanding, End of Period                             --     --          0       0      0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $10.519$10.435
Accumulation Unit Value, End of Period                                 --     --    $10.519 $10.435$11.360
Number of Units Outstanding, End of Period                             --     --          0     689    540
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000$11.531    $15.535 $16.999$17.486
Accumulation Unit Value, End of Period                            $11.531$15.535    $16.999 $17.486$18.658
Number of Units Outstanding, End of Period                              0      0          0       0      0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$11.222    $14.554 $17.679$18.876
Accumulation Unit Value, End of Period                            $11.222$14.554    $17.679 $18.876$21.676
Number of Units Outstanding, End of Period                              0  1,473        760     879    801
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $10.235$10.289
Accumulation Unit Value, End of Period                                 --     --    $10.235 $10.289$10.506
Number of Units Outstanding, End of Period                             --     --          0       0      0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --     --         --      --$10.000
Accumulation Unit Value, End of Period                                 --     --         --      --$11.000
Number of Units Outstanding, End of Period                             --     --         --      --      0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.321    $12.679 $14.018$15.213
Accumulation Unit Value, End of Period                            $10.321$12.679    $14.018 $15.213$17.679
Number of Units Outstanding, End of Period                            360  2,416      1,489   1,489  1,423
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$11.229    $16.865 $20.645$25.825
Accumulation Unit Value, End of Period                            $11.229$16.865    $20.645 $25.825$32.472
Number of Units Outstanding, End of Period                              0      0          0       0      0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.472    $13.591 $15.812$17.101
Accumulation Unit Value, End of Period                            $10.472$13.591    $15.812 $17.101$20.387
Number of Units Outstanding, End of Period                              0    117        112     323    254
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000$10.718    $12.881 $14.507$13.803
Accumulation Unit Value, End of Period                            $10.718$12.881    $14.507 $13.803$15.280
Number of Units Outstanding, End of Period                              0      0          0       0      0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $10.905$11.449
Accumulation Unit Value, End of Period                                 --     --    $10.905 $11.449$12.884
Number of Units Outstanding, End of Period                             --     --          0       0      0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $10.356$10.299
Accumulation Unit Value, End of Period                                 --     --    $10.356 $10.299$11.053
Number of Units Outstanding, End of Period                             --     --          0     349    277
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $10.889$11.036
Accumulation Unit Value, End of Period                                 --     --    $10.889 $11.036$12.705
Number of Units Outstanding, End of Period                             --     --          0       0      0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $11.137$11.438
Accumulation Unit Value, End of Period                                 --     --    $11.137 $11.438$12.115
Number of Units Outstanding, End of Period                             --     --          0       0      0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $11.120$11.814
Accumulation Unit Value, End of Period                                 --     --    $11.120 $11.814$13.015
Number of Units Outstanding, End of Period                             --     --          0     304    236
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.693    $13.087 $14.105$14.354
Accumulation Unit Value, End of Period                            $10.693$13.087    $14.150 $14.354$15.621
Number of Units Outstanding, End of Period                              0  1,939      1,532   1,589  1,663
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $10.104$10.150
Accumulation Unit Value, End of Period                                 --     --    $10.104 $10.150$10.455
Number of Units Outstanding, End of Period                             --     --          0       0      0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.000    $12.277 $12.848$13.226
Accumulation Unit Value, End of Period                                 --$12.277    $12.848 $13.226$13.980
Number of Units Outstanding, End of Period                             --    143        148     431    389
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.145    $14.227 $16.601$18.588
Accumulation Unit Value, End of Period                            $10.145$14.227    $16.601 $18.588$21.415
Number of Units Outstanding, End of Period                              0      0          0       0      0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.658    $12.951 $13.823$13.841
Accumulation Unit Value, End of Period                            $10.658$12.951    $13.823 $13.841$14.841
Number of Units Outstanding, End of Period                              0      0          0       0      0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.174    $12.627 $13.528$14.042
Accumulation Unit Value, End of Period                            $10.174$12.627    $13.528 $14.042$15.819
Number of Units Outstanding, End of Period                            361    354        363   1,135    958
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.350    $14.655 $17.145$18.465
Accumulation Unit Value, End of Period                            $10.350$14.655    $17.145 $18.465$20.784
Number of Units Outstanding, End of Period                              0    126        124     310    262
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.057    $12.384 $14.518$15.959
Accumulation Unit Value, End of Period                            $10.057$12.384    $14.518 $15.959$16.090
Number of Units Outstanding, End of Period                              0      0          0       0      0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.548    $12.130 $12.911$12.989
Accumulation Unit Value, End of Period                            $10.548$12.130    $12.911 $12.989$13.673
Number of Units Outstanding, End of Period                            177  1,026      1,069   1,562  1,507
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.384    $12.384 $13.308$13.975
Accumulation Unit Value, End of Period                            $10.384$12.425    $13.308 $13.975$15.482
Number of Units Outstanding, End of Period                              0      0          0       0      0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.794    $13.497 $14.721$15.207
Accumulation Unit Value, End of Period                            $10.794$13.497    $14.721 $15.207$17.303
Number of Units Outstanding, End of Period                              0  1,883        886     826    814
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $9.720    $11.296 $11.878$13.199
Accumulation Unit Value, End of Period                             $9.720$11.296    $11.878 $13.199$13.319
Number of Units Outstanding, End of Period                              0      0          0       0      0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.737    $13.337 $14.472$14.646
Accumulation Unit Value, End of Period                            $10.737$13.337    $14.472 $14.646$15.891
Number of Units Outstanding, End of Period                              0      0          0       0      0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.182    $10.436 $10.699$10.750
Accumulation Unit Value, End of Period                            $10.182$10.436    $10.699 $10.750$11.030
Number of Units Outstanding, End of Period                              0  1,771        641   1,216  1,136
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.601    $13.374 $15.254$16.801
Accumulation Unit Value, End of Period                            $10.601$13.374    $15.524 $16.801$21.065
Number of Units Outstanding, End of Period                              0    432        363     315    287
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.404    $12.984 $14.356$15.334
Accumulation Unit Value, End of Period                            $10.404$12.984    $14.356 $15.334$17.150
Number of Units Outstanding, End of Period                              0    935          0       0      0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $9.981     $9.847  $9.730 $9.793
Accumulation Unit Value, End of Period                             $9.981 $9.847     $9.730  $9.793$10.036
Number of Units Outstanding, End of Period                            186    227        251     999    910
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000$10.375    $13.488 $14.605$15.771
Accumulation Unit Value, End of Period                            $10.375$13.488    $14.605 $15.771$16.807
Number of Units Outstanding, End of Period                              0    496        524     510    519
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$11.200    $14.565 $16.503$17.155
Accumulation Unit Value, End of Period                            $11.200$14.565    $16.503 $17.155$19.537
Number of Units Outstanding, End of Period                              0    125        120     331    279
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000$10.639    $13.088 $13.818$14.245
Accumulation Unit Value, End of Period                            $10.639$13.088    $13.818 $14.245$15.565
Number of Units Outstanding, End of Period                              0      0          0       0      0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.511    $12.076 $12.827$13.095
Accumulation Unit Value, End of Period                            $10.511$12.076    $12.827 $13.095$14.387
Number of Units Outstanding, End of Period                            352    371        382     395    414
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000$11.466    $14.049 $16.770$17.874
Accumulation Unit Value, End of Period                            $11.466$14.049    $16.770 $17.874$22.289
Number of Units Outstanding, End of Period                              0      0          0       0      0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.369    $13.554 $15.780$17.373
Accumulation Unit Value, End of Period                            $10.369$13.554    $15.780 $17.373$17.983
Number of Units Outstanding, End of Period                              0    299        237     189    174
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.106    $12.391 $12.775$13.254
Accumulation Unit Value, End of Period                            $10.106$12.391    $12.775 $13.254$13.718
Number of Units Outstanding, End of Period                              0  1,298      1,351   1,348  1,405
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $11.111$12.119
Accumulation Unit Value, End of Period                                 --     --    $11.111 $12.119$12.482
Number of Units Outstanding, End of Period                             --     --        183     175    185
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $11.324$11.573
Accumulation Unit Value, End of Period                                 --     --    $11.324 $11.573$13.184
Number of Units Outstanding, End of Period                             --     --          0     311    233
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.649    $13.347 $14.951$16.103
Accumulation Unit Value, End of Period                            $10.649$13.347    $14.951 $16.103$18.333
Number of Units Outstanding, End of Period                              0    273        330     554    488
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.000    $10.000  $9.870 $9.924
Accumulation Unit Value, End of Period                                 --$10.000     $9.870  $9.924$10.148
Number of Units Outstanding, End of Period                             --      0          0       0      0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $9.407    $11.731 $12.295$12.992
Accumulation Unit Value, End of Period                             $9.407$11.731    $12.295 $12.992$13.088
Number of Units Outstanding, End of Period                              0  1,877      1,340   1,356  1,454
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000$10.056    $13.865 $14.982$16.492
Accumulation Unit Value, End of Period                            $11.056$13.865    $14.982 $16.492$17.939
Number of Units Outstanding, End of Period                              0      0          0       0      0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $10.948$11.540
Accumulation Unit Value, End of Period                                 --     --    $10.948 $11.540$12.753
Number of Units Outstanding, End of Period                             --     --          0       0      0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $10.745$12.205
Accumulation Unit Value, End of Period                                 --     --    $10.745 $12.205$12.473
Number of Units Outstanding, End of Period                             --     --          0       0      0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $10.720$12.152
Accumulation Unit Value, End of Period                                 --     --    $10.720 $12.152$12.383
Number of Units Outstanding, End of Period                             --     --          0       0      0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$10.000    $10.000 $11.069$12.168
Accumulation Unit Value, End of Period                                 --$10.000    $11.069 $12.168$14.514
Number of Units Outstanding, End of Period                             --      0          0       0      0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --     --         --      --$10.000
Accumulation Unit Value, End of Period                                 --     --         --      -- $9.816
Number of Units Outstanding, End of Period                             --     --         --      --      0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$10.000    $13.570 $15.845$17.558
Accumulation Unit Value, End of Period                                 --$13.570    $15.845 $17.558$19.276
Number of Units Outstanding, End of Period                             --      0          0       0      0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $11.287$12.444
Accumulation Unit Value, End of Period                                 --     --    $11.287 $12.444$14.744
Number of Units Outstanding, End of Period                             --     --        352     341    323
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     --    $10.000 $11.281$12.419
Accumulation Unit Value, End of Period                                 --     --    $11.281 $12.419$14.705
Number of Units Outstanding, End of Period                             --     --          0       0      0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000$10.697    $14.502 $19.370$22.200
Accumulation Unit Value, End of Period                            $10.697$14.502    $19.370 $22.200$30.002
Number of Units Outstanding, End of Period                            174  1,296        637     576    484


* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital
Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT
Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP
Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT
Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van
Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series -
All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and
Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap
Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) -
Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income -
Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2
Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP
Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class
2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003) or (With the Enhanced Beneficiary Protection
(Annual Increase) Option added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,           2002    2003      2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.249
Number of Units Outstanding, End of Period                             --      --        --     --   5,948
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.440
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.470
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.479
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.331
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.726
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.802
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.858
Number of Units Outstanding, End of Period                             --      --        --     --      77
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.846   $13.376$14.516 $14.743
Accumulation Unit Value, End of Period                            $10.846 $13.376   $14.516$14.743 $16.889
Number of Units Outstanding, End of Period                             32  36,844    26,930 27,974  23,031
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.217 $11.183
Accumulation Unit Value, End of Period                                 --      --   $11.217$11.183 $12.973
Number of Units Outstanding, End of Period                             --      --         0 33,207  45,329
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.517 $10.428
Accumulation Unit Value, End of Period                                 --      --   $10.517$10.428 $11.347
Number of Units Outstanding, End of Period                             --      --         0 54,190  66,905
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.530   $15.526$16.980 $17.458
Accumulation Unit Value, End of Period                            $11.530 $15.526   $16.980$17.458 $18.618
Number of Units Outstanding, End of Period                              0  13,159     4,549  4,714   4,532
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.220   $14.545$17.659 $18.845
Accumulation Unit Value, End of Period                            $11.220 $14.545   $17.659$18.845 $21.630
Number of Units Outstanding, End of Period                              0  12,422    16,972 17,022  16,741
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.232 $10.280
Accumulation Unit Value, End of Period                                 --      --   $10.232$10.280 $10.492
Number of Units Outstanding, End of Period                             --      --         0    209     220
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.996
Number of Units Outstanding, End of Period                             --      --        --     --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.320   $12.671$14.002 $15.188
Accumulation Unit Value, End of Period                            $10.320 $12.671   $14.002$15.188 $17.641
Number of Units Outstanding, End of Period                          1,334  26,147    26,690 28,806  34,838
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.228   $16.854$20.622 $25.783
Accumulation Unit Value, End of Period                            $11.228 $16.854   $20.622$25.783 $32.403
Number of Units Outstanding, End of Period                              0   1,488     5,267  5,089   5,372
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.471   $13.582$15.795 $17.073
Accumulation Unit Value, End of Period                            $10.471 $13.582   $15.795$17.073 $20.343
Number of Units Outstanding, End of Period                             34   4,752     4,679  7,159  11,119
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.716   $12.873$14.491 $13.780
Accumulation Unit Value, End of Period                            $10.716 $12.873   $14.491$13.780 $15.247
Number of Units Outstanding, End of Period                              0   4,177     4,345  4,329   4,310
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.904 $11.442
Accumulation Unit Value, End of Period                                 --      --   $10.904$11.442 $12.870
Number of Units Outstanding, End of Period                             --      --         0  8,063   2,162
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.355 $10.292
Accumulation Unit Value, End of Period                                 --      --   $10.355$10.292 $11.040
Number of Units Outstanding, End of Period                             --      --         0  3,049   5,803
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.888 $11.029
Accumulation Unit Value, End of Period                                 --      --   $10.888$11.029 $12.691
Number of Units Outstanding, End of Period                             --      --         0  8,718   8,713
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.136 $11.431
Accumulation Unit Value, End of Period                                 --      --   $11.136$11.431 $12.101
Number of Units Outstanding, End of Period                             --      --         0      0   1,083
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.119 $11.806
Accumulation Unit Value, End of Period                                 --      --   $11.119$11.806 $13.001
Number of Units Outstanding, End of Period                             --      --         0  6,004   8,764
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.692   $13.079$14.089 $14.331
Accumulation Unit Value, End of Period                            $10.692 $13.079   $14.089$14.331 $15.587
Number of Units Outstanding, End of Period                              0  11,312    12,882 12,665  12,405
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.102 $10.143
Accumulation Unit Value, End of Period                                 --      --   $10.102$10.143 $10.443
Number of Units Outstanding, End of Period                             --      --         0    212   3,656
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000   $12.273$12.837 $13.208
Accumulation Unit Value, End of Period                                 -- $12.273   $10.837$13.208 $13.954
Number of Units Outstanding, End of Period                             --   2,652     6,822 12,885  13,005
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.144   $14.218$16.582 $18.558
Accumulation Unit Value, End of Period                            $10.144 $14.218   $16.582$18.558 $21.369
Number of Units Outstanding, End of Period                              0   8,938     9,732 11,622   9,492
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.657   $12.943$13.807 $13.818
Accumulation Unit Value, End of Period                            $10.657 $12.943   $13.807$13.818 $14.809
Number of Units Outstanding, End of Period                              0   3,401     5,394 11,364   5,495
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.173   $12.619$13.513 $14.019
Accumulation Unit Value, End of Period                            $10.173 $12.619   $13.513$14.019 $15.785
Number of Units Outstanding, End of Period                             34   8,901    12,366 19,880  21,262
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.349   $14.646$17.126 $18.435
Accumulation Unit Value, End of Period                            $10.349 $14.646   $17.126$18.435 $20.739
Number of Units Outstanding, End of Period                              0   7,932    28,896  3,906  34,589
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.056   $12.376$14.501 $15.933
Accumulation Unit Value, End of Period                            $10.056 $12.376   $14.501$15.933 $16.055
Number of Units Outstanding, End of Period                              0   2,175     7,858  7,490   6,097
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.547   $12.123$12.897 $12.967
Accumulation Unit Value, End of Period                            $10.547 $12.123   $12.897$12.967 $13.643
Number of Units Outstanding, End of Period                            370  18,129    27,572 40,704  39,174
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.383   $12.418$13.293 $13.952
Accumulation Unit Value, End of Period                            $10.383 $12.418   $13.293$13.952 $15.449
Number of Units Outstanding, End of Period                              0   5,518     5,671  6,979   6,713
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.793   $13.489$14.704 $15.182
Accumulation Unit Value, End of Period                            $10.793 $13.489   $14.704$15.182 $17.266
Number of Units Outstanding, End of Period                            247  19,850    14,926 15,363  15,981
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000  $9.719   $11.289$11.865 $13.178
Accumulation Unit Value, End of Period                             $9.719 $11.289   $11.865$13.178 $13.290
Number of Units Outstanding, End of Period                              0   1,796     1,851  1,463   1,961
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.736   $13.329$14.456 $14.622
Accumulation Unit Value, End of Period                            $10.736 $13.329   $14.456$14.622 $15.857
Number of Units Outstanding, End of Period                            326  18,164    19,389 20,064  20,844
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.180   $10.430$10.687 $10.733
Accumulation Unit Value, End of Period                            $10.180 $10.430   $10.687$10.733 $11.006
Number of Units Outstanding, End of Period                            301  26,169    36,766 34,846  40,229
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.600   $13.366$15.237 $16.774
Accumulation Unit Value, End of Period                            $10.600 $13.366   $15.237$16.774 $21.020
Number of Units Outstanding, End of Period                            484   8,868    13,224 12,189  12,754
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.403   $12.976$14.340 $15.309
Accumulation Unit Value, End of Period                            $10.403 $12.976   $14.340$15.309 $17.113
Number of Units Outstanding, End of Period                              0   2,496     2,731  3,745   3,925
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $9.980    $9.841 $9.719  $9.777
Accumulation Unit Value, End of Period                             $9.980  $9.841    $9.719 $9.777 $10.014
Number of Units Outstanding, End of Period                            802   2,748    19,628 22,571  48,205
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.374   $13.480$14.588 $15.745
Accumulation Unit Value, End of Period                            $10.374 $13.480   $14.588$15.745 $16.771
Number of Units Outstanding, End of Period                              0   9,047     1,092  1,019     963
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.199   $14.556$16.485 $17.127
Accumulation Unit Value, End of Period                            $11.199 $14.556   $16.485$17.127 $19.495
Number of Units Outstanding, End of Period                            158   4,822     2,609  5,609   7,609
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.638   $13.080$13.803 $14.221
Accumulation Unit Value, End of Period                            $10.638 $13.080   $13.803$14.221 $15.532
Number of Units Outstanding, End of Period                              0  14,551     3,961  3,224   3,423
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.510   $12.069$12.812 $13.074
Accumulation Unit Value, End of Period                            $10.510 $12.069   $12.812$13.074 $14.356
Number of Units Outstanding, End of Period                             33  15,756    15,292 14,877  14,841
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.465   $14.041$16.751 $17.844
Accumulation Unit Value, End of Period                            $11.465 $14.041   $16.751$17.844 $22.241
Number of Units Outstanding, End of Period                              0   1,246       933    923     670
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.368   $13.545$15.762 $17.344
Accumulation Unit Value, End of Period                            $10.368 $13.545   $15.762$17.344 $17.945
Number of Units Outstanding, End of Period                            310   6,993    35,603  6,699   7,014
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.105   $12.383$12.761 $13.233
Accumulation Unit Value, End of Period                            $10.105 $12.383   $12.761$13.233 $13.689
Number of Units Outstanding, End of Period                            279  33,452    58,750 24,789  27,045
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.107 $12.109
Accumulation Unit Value, End of Period                                 --      --   $11.107$12.109 $12.465
Number of Units Outstanding, End of Period                             --      --     4,760 45,899   6,262
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.320 $11.563
Accumulation Unit Value, End of Period                                 --      --   $11.320$11.563 $13.166
Number of Units Outstanding, End of Period                             --      --         0  4,544   7,633
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.648   $13.338$14.934 $16.077
Accumulation Unit Value, End of Period                            $10.648 $13.338   $14.934$16.077 $18.294
Number of Units Outstanding, End of Period                             33   5,606     5,799  8,146  10,829
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000   $10.000 $9.865  $9.914
Accumulation Unit Value, End of Period                                 -- $10.000    $9.865 $9.914 $10.133
Number of Units Outstanding, End of Period                             --       0     5,947  6,055   8,018
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $9.406   $11.724$12.282 $12.971
Accumulation Unit Value, End of Period                             $9.406 $11.724   $12.282$12.971 $13.060
Number of Units Outstanding, End of Period                              0   4,182     3,151  2,787   4,504
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.055   $13.857$14.965 $16.465
Accumulation Unit Value, End of Period                            $11.055 $13.857   $14.965$16.465 $17.900
Number of Units Outstanding, End of Period                              0   3,702     6,640  4,792   3,810
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.944 $11.531
Accumulation Unit Value, End of Period                                 --      --   $10.944$11.531 $12.736
Number of Units Outstanding, End of Period                             --      --         0  1,087   1,573
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.741 $12.195
Accumulation Unit Value, End of Period                                 --      --   $10.741$12.195 $12.456
Number of Units Outstanding, End of Period                             --      --     3,603  6,114   9,814
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.716 $12.142
Accumulation Unit Value, End of Period                                 --      --   $10.716$12.142 $12.367
Number of Units Outstanding, End of Period                             --      --     1,550  1,467   1,570
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000   $10.000$11.064 $12.155
Accumulation Unit Value, End of Period                                 -- $10.000   $11.064$12.155 $14.491
Number of Units Outstanding, End of Period                             --       0         0  1,033   3,399
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.813
Number of Units Outstanding, End of Period                             --      --        --     --   1,692
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000   $13.566$15.831 $17.534
Accumulation Unit Value, End of Period                                 -- $13.566   $15.831$17.534 $19.240
Number of Units Outstanding, End of Period                             --     870     3,202 30,690   2,103
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.283 $12.433
Accumulation Unit Value, End of Period                                 --      --   $11.283$12.433 $14.724
Number of Units Outstanding, End of Period                             --      --     7,024  5,295   4,067
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.277 $12.408
Accumulation Unit Value, End of Period                                 --      --   $11.277$12.408 $14.685
Number of Units Outstanding, End of Period                             --      --         0  1,716   2,060
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.696   $14.493$19.348 $22.164
Accumulation Unit Value, End of Period                            $10.696 $14.493   $19.348$22.164 $29.938
Number of Units Outstanding, End of Period                              0   6,352     9,080 10,338   9,483

* The Allstate Advisor Provider Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% on October 14, 202. The Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003.
All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity
Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large
Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett
Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett
Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and
Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class
2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and
Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary
Protection (Annual Increase) Option, added prior to May 1, 2003)

For the Years Beginning January 1* and Ending December 31,           2002   2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.245
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.437
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.466
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.475
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.327
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --   $9.723
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.798
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --   $9.855
Number of Units Outstanding, End of Period                             --     --      --       --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.704 $13.371  $14.504  $14.723
Accumulation Unit Value, End of Period                                 --$13.371 $14.504  $14.723  $16.857
Number of Units Outstanding, End of Period                             --      0       0        0        0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.214  $11.173
Accumulation Unit Value, End of Period                                 --     -- $11.214  $11.173  $12.956
Number of Units Outstanding, End of Period                             --     --       0        0        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.516  $10.422
Accumulation Unit Value, End of Period                                 --     -- $10.516  $10.422  $11.334
Number of Units Outstanding, End of Period                             --     --       0        0        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --$11.827 $15.520  $16.966  $17.434
Accumulation Unit Value, End of Period                                 --$15.520 $16.966  $17.434  $18.583
Number of Units Outstanding, End of Period                             --      0       0        0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.045 $14.540  $17.644  $18.819
Accumulation Unit Value, End of Period                                 --$14.540 $17.644  $18.819  $21.589
Number of Units Outstanding, End of Period                             --      0       0        0        0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.228  $10.272
Accumulation Unit Value, End of Period                                 --     -- $10.228  $10.272  $10.477
Number of Units Outstanding, End of Period                             --     --       0        0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.992
Number of Units Outstanding, End of Period                             --     --      --       --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.605 $12.667  $13.990  $15.168
Accumulation Unit Value, End of Period                                 --$12.667 $13.990  $15.168  $17.608
Number of Units Outstanding, End of Period                             --      0       0        0        0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.681 $16.648  $20.604  $25.748
Accumulation Unit Value, End of Period                                 --$16.848 $20.604  $25.748  $32.343
Number of Units Outstanding, End of Period                             --      0       0        0        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.383 $13.578  $15.781  $17.050
Accumulation Unit Value, End of Period                                 --$13.578 $15.781  $17.050  $20.306
Number of Units Outstanding, End of Period                             --      0       0        0        0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --$11.589 $12.869  $14.479  $13.761
Accumulation Unit Value, End of Period                                 --$12.869 $14.479  $13.761  $15.219
Number of Units Outstanding, End of Period                             --      0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.902  $11.435
Accumulation Unit Value, End of Period                                 --     -- $10.902  $11.435  $12.855
Number of Units Outstanding, End of Period                             --     --       0        0        0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.353  $10.286
Accumulation Unit Value, End of Period                                 --     -- $10.353  $10.286  $11.028
Number of Units Outstanding, End of Period                             --     --       0        0        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.886  $11.022
Accumulation Unit Value, End of Period                                 --     -- $10.886  $11.022  $12.676
Number of Units Outstanding, End of Period                             --     --       0        0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.134  $11.424
Accumulation Unit Value, End of Period                                 --     -- $11.134  $11.424  $12.087
Number of Units Outstanding, End of Period                             --     --       0        0        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.117  $11.799
Accumulation Unit Value, End of Period                                 --     -- $11.117  $11.799  $12.986
Number of Units Outstanding, End of Period                             --     --       0        0        0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.110 $13.075  $14.077  $14.311
Accumulation Unit Value, End of Period                                 --$13.075 $14.077  $14.311  $15.558
Number of Units Outstanding, End of Period                             --      0       0        0        0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.101  $10.137
Accumulation Unit Value, End of Period                                 --     -- $10.101  $10.137  $10.431
Number of Units Outstanding, End of Period                             --     --       0        0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.000 $12.268  $12.826  $13.190
Accumulation Unit Value, End of Period                                 --$12.268 $12.826  $13.190  $13.928
Number of Units Outstanding, End of Period                             --      0       0        0        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.084 $14.213  $16.568  $18.532
Accumulation Unit Value, End of Period                                 --$14.213 $16.568  $18.532  $21.330
Number of Units Outstanding, End of Period                             --      0       0        0        0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.734 $12.938  $13.795  $13.800
Accumulation Unit Value, End of Period                                 --$12.938 $13.795  $13.800  $14.781
Number of Units Outstanding, End of Period                             --      0       0        0        0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.466 $12.615  $13.501  $14.000
Accumulation Unit Value, End of Period                                 --$12.615 $13.501  $14.000  $15.756
Number of Units Outstanding, End of Period                             --      0       0        0        0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.716 $14.641  $17.111  $18.410
Accumulation Unit Value, End of Period                                 --$14.641 $17.111  $18.410  $20.700
Number of Units Outstanding, End of Period                             --      0       0        0        0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.342 $12.372  $14.489  $15.912
Accumulation Unit Value, End of Period                                 --$12.372 $14.489  $15.912  $16.025
Number of Units Outstanding, End of Period                             --      0       0        0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.249 $12.119  $12.886  $12.950
Accumulation Unit Value, End of Period                                 --$12.119 $12.886  $12.950  $13.618
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.754 $12.414  $13.282  $13.933
Accumulation Unit Value, End of Period                                 --$12.414 $13.282  $13.933  $15.420
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.995 $13.484  $14.692  $15.161
Accumulation Unit Value, End of Period                                 --$13.484 $14.692  $15.161  $17.233
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --$10.235 $11.285  $11.855  $13.160
Accumulation Unit Value, End of Period                                 --$11.285 $11.855  $13.160  $13.266
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.868 $13.324  $14.443  $14.603
Accumulation Unit Value, End of Period                                 --$13.324 $14.443  $14.603  $15.827
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.358 $10.426  $10.677  $10.718
Accumulation Unit Value, End of Period                                 --$10.426 $10.677  $10.718  $10.986
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.577 $13.361  $15.224  $16.751
Accumulation Unit Value, End of Period                                 --$13.361 $15.224  $16.751  $20.980
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.694 $12.972  $14.328  $15.288
Accumulation Unit Value, End of Period                                 --$12.972 $14.328  $15.288  $17.081
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $9.939  $9.838   $9.710   $9.764
Accumulation Unit Value, End of Period                                 -- $9.838  $9.710   $9.764   $9.995
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --$10.981 $13.475  $14.576  $15.724
Accumulation Unit Value, End of Period                                 --$13.475 $14.576  $15.724  $16.739
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.323 $14.551  $16.471  $17.104
Accumulation Unit Value, End of Period                                 --$14.551 $16.471  $17.104  $19.459
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --$10.843 $13.075  $13.791  $14.202
Accumulation Unit Value, End of Period                                 --$13.075 $13.791  $14.202  $15.503
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.684 $12.064  $12.801  $13.056
Accumulation Unit Value, End of Period                                 --$12.064 $12.801  $13.056  $14.330
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --$11.649 $14.036  $16.737  $17.820
Accumulation Unit Value, End of Period                                 --$14.036 $16.737  $17.820  $22.200
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.800 $13.541  $15.749  $17.321
Accumulation Unit Value, End of Period                                 --$13.541 $15.749  $17.321  $17.912
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.580 $12.379  $12.750  $13.215
Accumulation Unit Value, End of Period                                 --$12.379 $12.750  $13.215  $13.664
Number of Units Outstanding, End of Period                             --      0       0        0        0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.103  $12.099
Accumulation Unit Value, End of Period                                 --     -- $11.103  $12.099  $12.449
Number of Units Outstanding, End of Period                             --     --       0        0        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.316  $11.554
Accumulation Unit Value, End of Period                                 --     -- $11.316  $11.554  $13.148
Number of Units Outstanding, End of Period                             --     --       0        0        0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.781 $13.334  $14.922  $16.055
Accumulation Unit Value, End of Period                                 --$13.334 $14.922  $16.055  $18.259
Number of Units Outstanding, End of Period                             --      0       0        0        0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.000 $10.000   $9.860   $9.904
Accumulation Unit Value, End of Period                                 --$10.000  $9.860   $9.904  $10.117
Number of Units Outstanding, End of Period                             --      0       0        0        0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $9.931 $11.720  $12.271  $12.953
Accumulation Unit Value, End of Period                                 --$11.720 $12.271  $12.953  $13.036
Number of Units Outstanding, End of Period                             --      0       0        0        0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$12.292 $13.852  $14.953  $16.443
Accumulation Unit Value, End of Period                                 --$13.852 $14.953  $16.443  $17.867
Number of Units Outstanding, End of Period                             --      0       0        0        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.941  $11.521
Accumulation Unit Value, End of Period                                 --     -- $10.941  $11.521  $12.719
Number of Units Outstanding, End of Period                             --     --       0        0        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.738  $12.184
Accumulation Unit Value, End of Period                                 --     -- $10.738  $12.184  $12.439
Number of Units Outstanding, End of Period                             --     --       0        0        0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(6)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.712  $12.131
Accumulation Unit Value, End of Period                                 --     -- $10.712  $12.131  $12.350
Number of Units Outstanding, End of Period                             --     --       0        0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$10.000 $10.000  $11.058  $12.143
Accumulation Unit Value, End of Period                                 --$10.000 $11.058  $12.143  $14.469
Number of Units Outstanding, End of Period                             --      0       0        0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --   $9.809
Number of Units Outstanding, End of Period                             --     --      --       --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$10.000 $13.561  $15.818  $17.510
Accumulation Unit Value, End of Period                                 --$13.561 $15.818  $17.510  $19.204
Number of Units Outstanding, End of Period                             --      0       0        0        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.280  $12.423
Accumulation Unit Value, End of Period                                 --     -- $11.280  $12.423  $14.704
Number of Units Outstanding, End of Period                             --     --       0        0        0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.273  $12.398
Accumulation Unit Value, End of Period                                 --     -- $11.273  $12.398  $14.665
Number of Units Outstanding, End of Period                             --     --       0        0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$11.382 $14.488  $19.332  $22.134
Accumulation Unit Value, End of Period                                 --$14.488 $19.332  $22.134  $29.882
Number of Units Outstanding, End of Period                             --      0       0        0        0


* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the Earnings
Protection Death Benefit Option (age 71-79)) or (With the MAV Death Benefit
Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70))


For the Years Beginning January 1* and Ending December 31,         2002      2003      2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.242
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.433
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.463
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.472
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.324
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.720
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.794
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.852
Number of Units Outstanding, End of Period                           --        --        --     --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.844   $13.359$14.483 $14.695
Accumulation Unit Value, End of Period                          $10.844   $13.359   $14.483$14.695 $16.817
Number of Units Outstanding, End of Period                            0         0         0      0       0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.210 $11.164
Accumulation Unit Value, End of Period                               --        --   $11.210$11.164 $12.938
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.515 $10.415
Accumulation Unit Value, End of Period                               --        --   $10.515$10.415 $11.321
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000   $11.528   $15.507$16.942 $17.401
Accumulation Unit Value, End of Period                          $11.528   $15.507   $16.942$17.401 $18.538
Number of Units Outstanding, End of Period                            0         0         0      0       0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $11.218   $14.527$17.619 $18.784
Accumulation Unit Value, End of Period                          $11.218   $14.527   $17.619$18.784 $21.537
Number of Units Outstanding, End of Period                            0        39        45     44       0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.225 $10.263
Accumulation Unit Value, End of Period                               --        --   $10.225$10.263 $10.463
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.989
Number of Units Outstanding, End of Period                           --        --        --     --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.318   $12.656$13.971 $15.139
Accumulation Unit Value, End of Period                          $10.318   $12.656   $13.971$15.139 $17.566
Number of Units Outstanding, End of Period                            0     1,641     1,601  1,507       0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $11.226   $16.833$20.576 $25.699
Accumulation Unit Value, End of Period                          $11.226   $16.833   $20.576$25.699 $32.264
Number of Units Outstanding, End of Period                            0         0         0      0       0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.468   $13.565$15.759 $17.017
Accumulation Unit Value, End of Period                          $10.468   $13.565   $15.759$17.017 $20.256
Number of Units Outstanding, End of Period                            0         0         0      0       0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.714   $12.857$14.458 $13.735
Accumulation Unit Value, End of Period                          $10.714   $12.857   $14.458$13.735 $15.182
Number of Units Outstanding, End of Period                            0         0         0      0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.901 $11.427
Accumulation Unit Value, End of Period                               --        --   $10.901$11.427 $12.840
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.352 $10.279
Accumulation Unit Value, End of Period                               --        --   $10.352$10.279 $11.015
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.885 $11.015
Accumulation Unit Value, End of Period                               --        --   $10.885$11.015 $12.662
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.133 $11.417
Accumulation Unit Value, End of Period                               --        --   $11.133$11.417 $12.073
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.116 $11.791
Accumulation Unit Value, End of Period                               --        --   $11.116$11.791 $12.971
Number of Units Outstanding, End of Period                           --        --         0      0       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.689   $13.063$14.057 $14.284
Accumulation Unit Value, End of Period                          $10.689   $13.063   $14.057$14.284 $15.521
Number of Units Outstanding, End of Period                            0        80        92     91       0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.100 $10.130
Accumulation Unit Value, End of Period                               --        --   $10.100$10.130 $10.419
Number of Units Outstanding, End of Period                           --        --         0      0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000   $12.264$12.815 $13.172
Accumulation Unit Value, End of Period                               --   $12.264   $12.815$13.172 $13.902
Number of Units Outstanding, End of Period                           --     1,703     1,751  1,681       0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.141   $14.200$16.545 $18.497
Accumulation Unit Value, End of Period                          $10.141   $14.200   $16.545$18.497 $21.278
Number of Units Outstanding, End of Period                            0         0         0      0       0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.654   $12.927$13.776 $13.773
Accumulation Unit Value, End of Period                          $10.654   $12.927   $13.776$13.773 $14.746
Number of Units Outstanding, End of Period                            0     1,576     1,602  1,635       0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.170   $12.604$13.482 $13.974
Accumulation Unit Value, End of Period                          $10.170   $12.604   $13.482$13.974 $15.718
Number of Units Outstanding, End of Period                        4,651     4,755     4,879  4,828       0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.347   $14.628$17.087 $18.375
Accumulation Unit Value, End of Period                          $10.347   $14.628   $17.087$18.375 $20.650
Number of Units Outstanding, End of Period                            0         0         0      0       0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.054   $12.361$14.469 $15.881
Accumulation Unit Value, End of Period                          $10.054   $12.361   $14.469$15.881 $15.986
Number of Units Outstanding, End of Period                            0         0         0      0       0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.544   $12.108$12.868 $12.925
Accumulation Unit Value, End of Period                          $10.544   $12.108   $12.868$12.925 $13.585
Number of Units Outstanding, End of Period                            0       122       142    141       0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.381   $12.402$13.263 $13.906
Accumulation Unit Value, End of Period                          $10.381   $12.402   $13.263$13.906 $15.383
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.791   $13.472$14.671 $15.132
Accumulation Unit Value, End of Period                          $10.791   $13.472   $14.671$15.132 $17.192
Number of Units Outstanding, End of Period                        4,419     4,460     4,393  4,387       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000    $9.717   $11.275$11.838 $13.135
Accumulation Unit Value, End of Period                           $9.717   $11.275   $11.838$13.135 $13.234
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.734   $13.312$14.423 $14.575
Accumulation Unit Value, End of Period                          $10.734   $13.312   $14.423$14.575 $15.789
Number of Units Outstanding, End of Period                        4,683     4,351     4,384  4,596       0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.178   $10.417$10.662 $10.697
Accumulation Unit Value, End of Period                          $10.178   $10.417   $10.662$10.697 $10.959
Number of Units Outstanding, End of Period                            0       178       208    207       0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.597   $13.350$15.203 $16.719
Accumulation Unit Value, End of Period                          $10.597   $13.350   $15.203$16.719 $20.930
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.400   $12.960$14.308 $15.259
Accumulation Unit Value, End of Period                          $10.400   $12.960   $14.308$15.259 $17.040
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000    $9.978    $9.829 $9.697  $9.745
Accumulation Unit Value, End of Period                           $9.978    $9.829    $9.697 $9.745  $9.971
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.372   $13.463$14.556 $15.694
Accumulation Unit Value, End of Period                          $10.372   $13.463   $14.556$15.694 $16.699
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $11.197   $14.538$16.447 $17.071
Accumulation Unit Value, End of Period                          $11.197   $14.538   $16.447$17.071 $19.412
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.635   $13.064$13.772 $14.175
Accumulation Unit Value, End of Period                          $10.635   $13.064   $13.772$14.175 $15.465
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.508   $12.054$12.784 $13.031
Accumulation Unit Value, End of Period                          $10.508   $12.054   $12.784$13.031 $14.295
Number of Units Outstanding, End of Period                        4,623     5,035     5,197  5,285       0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $11.462   $14.023$16.713 $17.786
Accumulation Unit Value, End of Period                          $11.462   $14.023   $16.713$17.786 $22.146
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.365   $13.529$15.727 $17.288
Accumulation Unit Value, End of Period                          $10.365   $13.529   $15.727$17.288 $17.868
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.102   $12.368$12.732 $13.190
Accumulation Unit Value, End of Period                          $10.102   $12.368   $12.732$13.190 $13.631
Number of Units Outstanding, End of Period                            0         0         0      0       0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.100 $12.088
Accumulation Unit Value, End of Period                               --        --   $11.100$12.088 $12.432
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.312 $11.544
Accumulation Unit Value, End of Period                               --        --   $11.312$11.544 $13.130
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.646   $13.322$14.901 $16.024
Accumulation Unit Value, End of Period                          $10.646   $13.322   $14.901$16.024 $18.215
Number of Units Outstanding, End of Period                            0    13,280    12,635 11,887       0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000   $10.000 $9.855  $9.894
Accumulation Unit Value, End of Period                               --   $10.000    $9.855 $9.894 $10.102
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000    $9.404   $11.709$12.254 $12.928
Accumulation Unit Value, End of Period                           $9.404   $11.709   $12.254$12.928 $13.004
Number of Units Outstanding, End of Period                        4,867     1,144     1,215  1,150       0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000   $11.052   $13.840$14.932 $16.411
Accumulation Unit Value, End of Period                          $11.052   $13.840   $14.932$16.411 $17.824
Number of Units Outstanding, End of Period                            0         0         0      0       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.937 $11.511
Accumulation Unit Value, End of Period                               --        --   $10.937$11.511 $12.702
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.734 $12.174
Accumulation Unit Value, End of Period                               --        --   $10.734$12.174 $12.422
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.709 $12.121
Accumulation Unit Value, End of Period                               --        --   $10.709$12.121 $12.333
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000   $10.000$11.052 $12.131
Accumulation Unit Value, End of Period                               --   $10.000   $11.052$12.131 $14.447
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.806
Number of Units Outstanding, End of Period                           --        --        --     --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000   $13.556$15.804 $17.487
Accumulation Unit Value, End of Period                               --   $13.556   $15.804$17.487 $19.168
Number of Units Outstanding, End of Period                           --       983       948    862       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.276 $12.412
Accumulation Unit Value, End of Period                               --        --   $11.276$12.412 $14.684
Number of Units Outstanding, End of Period                           --        --        64     64      63
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.269 $12.387
Accumulation Unit Value, End of Period                               --        --   $11.269$12.387 $14.645
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.694   $14.475$19.305 $22.091
Accumulation Unit Value, End of Period                          $10.694   $14.475   $19.305$22.091 $29.810
Number of Units Outstanding, End of Period                            0       590       530    466       0


* The Allstate Advisor Preferred Contracts and all of the Variable  Sub-Accounts
shown above were first offered with the Earnings Protection Death Benefit Option at 0.15% and the Enhanced  Beneficiary  Protection  (Annual  Increase) Option at
0.15%  under the  Contracts  on October  14,  2002,  except for the  Oppenheimer
Capital   Appreciation   and  Van  Kampen  UIF  Small  Company  Growth  Variable
Sub-Accounts  which were first offered  under the Contracts on May 1, 2003,  and the Van Kampen LIT Money  Market  and Van Kampen UIF Global  Franchise  Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities,  FTVIP Franklin U.S.  Government,  Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1,
2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account,
which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.80%
and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,         2002     2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.235
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.426
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.455
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.464
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.317
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.713
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.787
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.845
Number of Units Outstanding, End of Period                           --       --      --       --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.704 $13.358  $14.467  $14.663
Accumulation Unit Value, End of Period                               --  $13.358 $14.467  $14.663  $16.763
Number of Units Outstanding, End of Period                           --    6,579  18,864   24,284   21,769
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.202  $11.145
Accumulation Unit Value, End of Period                               --       -- $11.202  $11.145  $12.903
Number of Units Outstanding, End of Period                           --       --       0    2,429    3,105
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.512  $10.402
Accumulation Unit Value, End of Period                               --       -- $10.512  $10.402  $11.295
Number of Units Outstanding, End of Period                           --       --       0    4,654    7,605
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.827 $15.504  $16.922  $17.363
Accumulation Unit Value, End of Period                               --  $15.504 $16.922  $17.363  $18.479
Number of Units Outstanding, End of Period                           --        0       0        0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.045 $14.525  $17.599  $18.743
Accumulation Unit Value, End of Period                               --  $14.525 $17.599  $18.743  $21.469
Number of Units Outstanding, End of Period                           --    1,725   3,805    5,152    6,034
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.218  $10.245
Accumulation Unit Value, End of Period                               --       -- $10.218  $10.245  $10.435
Number of Units Outstanding, End of Period                           --       --       0    2,425    2,590
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.981
Number of Units Outstanding, End of Period                           --       --      --       --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.605 $12.654  $13.955  $15.106
Accumulation Unit Value, End of Period                               --  $12.654 $13.955  $15.106  $17.510
Number of Units Outstanding, End of Period                           --    1,899   4,849   10,723   11,212
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.681 $16.831  $20.552  $25.643
Accumulation Unit Value, End of Period                               --  $16.831 $20.552  $25.643  $32.162
Number of Units Outstanding, End of Period                           --    1,432   5,294    5,969    6,926
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.383 $13.564  $15.741  $16.980
Accumulation Unit Value, End of Period                               --  $13.564 $15.741  $16.980  $20.192
Number of Units Outstanding, End of Period                           --      642     812    1,077    3,449
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.589 $12.855  $14.442  $13.705
Accumulation Unit Value, End of Period                               --  $12.855 $14.442  $13.705  $15.134
Number of Units Outstanding, End of Period                           --        0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.898  $11.413
Accumulation Unit Value, End of Period                               --       -- $10.898  $11.413  $12.811
Number of Units Outstanding, End of Period                           --       --       0    1,992    3,185
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.349  $10.266
Accumulation Unit Value, End of Period                               --       -- $10.349  $10.266  $10.990
Number of Units Outstanding, End of Period                           --       --       0    4,069    6,229
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.882  $11.001
Accumulation Unit Value, End of Period                               --       -- $10.882  $11.001  $12.633
Number of Units Outstanding, End of Period                           --       --       0        0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.130  $11.402
Accumulation Unit Value, End of Period                               --       -- $11.130  $11.402  $12.046
Number of Units Outstanding, End of Period                           --       --       0    1,363    2,106
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.113  $11.776
Accumulation Unit Value, End of Period                               --       -- $11.113  $11.776  $12.941
Number of Units Outstanding, End of Period                           --       --   3,224    4,686    7,887
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.110 $13.061  $14.041  $14.253
Accumulation Unit Value, End of Period                               --  $13.061 $14.041  $14.253  $15.471
Number of Units Outstanding, End of Period                           --        0   2,556    5,379    5,546
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.097  $10.118
Accumulation Unit Value, End of Period                               --       -- $10.097  $10.118  $10.395
Number of Units Outstanding, End of Period                           --       --       0        0    3,478
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $12.256  $12.794  $13.136
Accumulation Unit Value, End of Period                               --  $12.256 $12.794  $13.136  $13.850
Number of Units Outstanding, End of Period                           --    4,368   9,206   19,226   19,791
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.084 $14.198  $16.526  $18.457
Accumulation Unit Value, End of Period                               --  $14.198 $16.526  $18.457  $21.210
Number of Units Outstanding, End of Period                           --      948   3,189    4,832    4,584
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.734 $12.925  $13.760  $13.743
Accumulation Unit Value, End of Period                               --  $12.925 $13.760  $13.743  $14.699
Number of Units Outstanding, End of Period                           --    2,423   3,558    4,413    4,681
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.465 $12.602  $13.467  $13.943
Accumulation Unit Value, End of Period                               --  $12.602 $13.467  $13.943  $15.668
Number of Units Outstanding, End of Period                           --    2,935  17,826   18,195   10,962
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.716 $14.626  $17.067  $18.335
Accumulation Unit Value, End of Period                               --  $14.626 $17.067  $18.335  $20.585
Number of Units Outstanding, End of Period                           --    2,529   4,820    4,795    7,100
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.342 $12.359  $14.452  $15.847
Accumulation Unit Value, End of Period                               --  $12.359 $14.452  $15.847  $15.936
Number of Units Outstanding, End of Period                           --      265   3,028    2,902    2,899
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.249 $12.106  $12.853  $12.897
Accumulation Unit Value, End of Period                               --  $12.106 $12.853  $12.897  $13.542
Number of Units Outstanding, End of Period                           --    1,295   3,186    3,684    4,479
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.754 $12.401  $13.248  $13.876
Accumulation Unit Value, End of Period                               --  $12.401 $13.248  $13.876  $15.334
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.995 $13.470  $14.654  $15.099
Accumulation Unit Value, End of Period                               --  $13.470 $14.654  $15.099  $17.137
Number of Units Outstanding, End of Period                           --    4,250   4,155    4,219    4,255
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.235 $11.274  $11.825  $13.106
Accumulation Unit Value, End of Period                               --  $11.274 $11.825  $13.106  $13.191
Number of Units Outstanding, End of Period                           --    1,030   1,595    1,968    2,007
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.868 $13.311  $14.407  $14.543
Accumulation Unit Value, End of Period                               --  $13.311 $14.407  $14.543  $15.739
Number of Units Outstanding, End of Period                           --    2,675   5,735    9,152    9,283
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.358 $10.416  $10.650  $10.674
Accumulation Unit Value, End of Period                               --  $10.416 $10.650  $10.674  $10.924
Number of Units Outstanding, End of Period                           --    1,522     799    4,473    7,642
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.577 $13.348  $15.185  $16.683
Accumulation Unit Value, End of Period                               --  $13.348 $15.185  $16.683  $20.863
Number of Units Outstanding, End of Period                           --    1,036   1,188    3,756    6,101
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.694 $12.958  $14.291  $15.226
Accumulation Unit Value, End of Period                               --  $12.958 $14.291  $15.226  $16.986
Number of Units Outstanding, End of Period                           --        0       0        0    7,833
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.939  $9.828   $9.686   $9.724
Accumulation Unit Value, End of Period                               --   $9.828  $9.686   $9.724   $9.939
Number of Units Outstanding, End of Period                           --    2,102   2,918    6,616    8,656
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.981 $13.461  $14.539  $15.660
Accumulation Unit Value, End of Period                               --  $13.461 $14.539  $15.660  $16.646
Number of Units Outstanding, End of Period                           --    3,369   5,646    2,407    2,277
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.323 $14.536  $16.428  $17.034
Accumulation Unit Value, End of Period                               --  $14.536 $16.428  $17.034  $19.350
Number of Units Outstanding, End of Period                           --    3,089   3,533    5,325    7,460
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.843 $13.062  $13.756  $14.144
Accumulation Unit Value, End of Period                               --  $13.062 $13.756  $14.144  $15.416
Number of Units Outstanding, End of Period                           --      845       0        0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.684 $12.052  $12.769  $13.003
Accumulation Unit Value, End of Period                               --  $12.052 $12.769  $13.003  $14.250
Number of Units Outstanding, End of Period                           --    1,126   1,043    2,219    2,210
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $11.649 $14.021  $16.694  $17.748
Accumulation Unit Value, End of Period                               --  $14.021 $16.694  $17.748  $22.076
Number of Units Outstanding, End of Period                           --      687     809      791      747
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.800 $13.527  $15.709  $17.250
Accumulation Unit Value, End of Period                               --  $13.527 $15.709  $17.250  $17.811
Number of Units Outstanding, End of Period                           --    1,322   3,475    1,208    1,316
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.580 $12.366  $12.717  $13.161
Accumulation Unit Value, End of Period                               --  $12.366 $12.717  $13.161  $13.587
Number of Units Outstanding, End of Period                           --    4,181   6,965    5,043    5,530
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.092  $12.068
Accumulation Unit Value, End of Period                               --       -- $11.092  $12.068  $12.398
Number of Units Outstanding, End of Period                           --       --   1,549    5,023    1,514
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.305  $11.524
Accumulation Unit Value, End of Period                               --       -- $11.305  $11.524  $13.094
Number of Units Outstanding, End of Period                           --       --       0    1,510    2,727
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.781 $13.320  $14.883  $15.990
Accumulation Unit Value, End of Period                               --  $13.320 $14.883  $15.990  $18.157
Number of Units Outstanding, End of Period                           --    1,295   1,602    4,604    4,674
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000   $9.845   $9.874
Accumulation Unit Value, End of Period                               --  $10.000  $9.845   $9.874  $10.071
Number of Units Outstanding, End of Period                           --        0     937    2,093    2,208
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.931 $11.708  $12.240  $12.900
Accumulation Unit Value, End of Period                               --  $11.708 $12.240  $12.900  $12.963
Number of Units Outstanding, End of Period                           --    3,843   3,800    6,581    6,840
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $12.292 $13.838  $14.914  $16.376
Accumulation Unit Value, End of Period                               --  $13.838 $14.914  $16.376  $17.767
Number of Units Outstanding, End of Period                           --      302     728    1,403    1,585
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.929  $11.492
Accumulation Unit Value, End of Period                               --       -- $10.929  $11.492  $12.667
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.727  $12.153
Accumulation Unit Value, End of Period                               --       -- $10.727  $12.153  $12.388
Number of Units Outstanding, End of Period                           --       --   5,451   16,669   16,905
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.701  $12.100
Accumulation Unit Value, End of Period                               --       -- $10.701  $12.100  $12.300
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000  $11.041  $12.106
Accumulation Unit Value, End of Period                               --  $10.000 $11.041  $12.106  $14.403
Number of Units Outstanding, End of Period                           --        0       0    2,461    2,397
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.799
Number of Units Outstanding, End of Period                           --       --      --       --    1,573
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $13.547  $15.778  $17.439
Accumulation Unit Value, End of Period                               --  $13.547 $15.778  $17.439  $19.097
Number of Units Outstanding, End of Period                           --        0     138    2,745      940
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.268  $12.391
Accumulation Unit Value, End of Period                               --       -- $11.268  $12.391  $14.644
Number of Units Outstanding, End of Period                           --       --  11,641   10,565    9,705
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.261  $12.366
Accumulation Unit Value, End of Period                               --       -- $11.261  $12.366  $14.606
Number of Units Outstanding, End of Period                           --       --       0      156      785
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $11.382 $14.473  $19.283  $22.044
Accumulation Unit Value, End of Period                               --  $14.473 $19.283  $22.044  $29.715
Number of Units Outstanding, End of Period                           --      567   3,106    4,080    3,875

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.30% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death
Benefit Option (age 0-70)) or (With the MAV Death Benefit Option, added prior to
May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,         2002     2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.238
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.429
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.459
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.468
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.320
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.716
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.791
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.848
Number of Units Outstanding, End of Period                           --       --      --       --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.698 $13.355  $14.471  $14.675
Accumulation Unit Value, End of Period                               --  $13.355 $14.471  $14.675  $16.785
Number of Units Outstanding, End of Period                           --    2,441       0        0    2,422
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.206  $11.154
Accumulation Unit Value, End of Period                               --       -- $11.206  $11.154  $12.920
Number of Units Outstanding, End of Period                           --       --     487    1,638        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.513  $10.409
Accumulation Unit Value, End of Period                               --       -- $10.513  $10.409  $11.308
Number of Units Outstanding, End of Period                           --       --       0        0        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.821 $15.501  $16.928  $18.758
Accumulation Unit Value, End of Period                               --  $15.501 $16.928  $17.377  $21.497
Number of Units Outstanding, End of Period                           --        0       0        0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.039 $14.522  $17.604  $18.758
Accumulation Unit Value, End of Period                               --  $14.522 $17.604  $18.758  $21.497
Number of Units Outstanding, End of Period                           --        0       0        0        0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.221  $10.254
Accumulation Unit Value, End of Period                               --       -- $10.221  $10.254  $10.449
Number of Units Outstanding, End of Period                           --       --       0        0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.985
Number of Units Outstanding, End of Period                           --       --      --       --    3,732
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.599 $12.651  $13.959  $15.118
Accumulation Unit Value, End of Period                               --  $12.651 $13.959  $15.118  $17.533
Number of Units Outstanding, End of Period                           --        0       0      857    2,393
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.674 $16.828  $20.558  $25.664
Accumulation Unit Value, End of Period                               --  $16.828 $20.558  $25.664  $32.204
Number of Units Outstanding, End of Period                           --    1,937       0        0        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.377 $13.561  $15.746  $16.994
Accumulation Unit Value, End of Period                               --  $13.561 $15.746  $16.994  $20.219
Number of Units Outstanding, End of Period                           --        0     179      583        0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.583 $12.853  $14.446  $13.716
Accumulation Unit Value, End of Period                               --  $12.853 $14.446  $13.716  $15.154
Number of Units Outstanding, End of Period                           --        0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.899  $11.420
Accumulation Unit Value, End of Period                               --       -- $10.899  $11.420  $12.826
Number of Units Outstanding, End of Period                           --       --       0    2,540        0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.351  $10.273
Accumulation Unit Value, End of Period                               --       -- $10.351  $10.273  $11.003
Number of Units Outstanding, End of Period                           --       --       0    2,664        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.884  $11.008
Accumulation Unit Value, End of Period                               --       -- $10.884  $11.008  $12.647
Number of Units Outstanding, End of Period                           --       --       0    2,568        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.132  $11.409
Accumulation Unit Value, End of Period                               --       -- $11.132  $11.409  $12.060
Number of Units Outstanding, End of Period                           --       --       0    2,481        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.115  $11.784
Accumulation Unit Value, End of Period                               --       -- $11.115  $11.784  $12.956
Number of Units Outstanding, End of Period                           --       --       0    2,403        0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.104 $13.059  $14.045  $14.265
Accumulation Unit Value, End of Period                               --  $13.059 $14.045  $14.265  $15.492
Number of Units Outstanding, End of Period                           --    2,496       0        0        0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.099  $10.124
Accumulation Unit Value, End of Period                               --       -- $10.099  $10.124  $10.407
Number of Units Outstanding, End of Period                           --       --     636        0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $12.260  $12.805  $13.154
Accumulation Unit Value, End of Period                               --  $12.260 $12.805  $13.154  $13.876
Number of Units Outstanding, End of Period                           --    2,809     636    1,188        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.079 $14.195  $16.531  $18.472
Accumulation Unit Value, End of Period                               --  $14.195 $16.531  $18.472  $21.238
Number of Units Outstanding, End of Period                           --    2,297       0        0        0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.727 $12.922  $13.764  $13.755
Accumulation Unit Value, End of Period                               --  $12.922 $13.764  $13.755  $14.718
Number of Units Outstanding, End of Period                           --        0     443      456        0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.460 $12.599  $13.471  $13.955
Accumulation Unit Value, End of Period                               --  $12.599 $13.471  $13.955  $15.688
Number of Units Outstanding, End of Period                           --    2,587     452      450        0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.710 $14.623  $17.072  $18.350
Accumulation Unit Value, End of Period                               --  $14.623 $17.072  $18.350  $20.612
Number of Units Outstanding, End of Period                           --        0       0        0        0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.337 $12.356  $14.456  $15.860
Accumulation Unit Value, End of Period                               --  $12.356 $14.456  $15.860  $15.957
Number of Units Outstanding, End of Period                           --    2,638       0        0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.243 $12.104  $12.857  $12.907
Accumulation Unit Value, End of Period                               --  $12.104 $12.857  $12.907  $13.559
Number of Units Outstanding, End of Period                           --      221   1,877    1,459        0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.748 $12.398  $13.252  $13.887
Accumulation Unit Value, End of Period                               --  $12.398 $13.252  $13.887  $15.354
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.989 $13.468  $14.659  $15.111
Accumulation Unit Value, End of Period                               --  $13.468 $14.659  $15.111  $17.160
Number of Units Outstanding, End of Period                           --      138     276        0        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.230 $11.271  $11.828  $13.117
Accumulation Unit Value, End of Period                               --  $11.271 $11.828  $13.117  $13.209
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.861 $13.308  $14.411  $14.555
Accumulation Unit Value, End of Period                               --  $13.308 $14.411  $14.555  $15.759
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.352 $10.414  $10.653  $10.683
Accumulation Unit Value, End of Period                               --  $10.414 $10.653  $10.683  $10.939
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.571 $13.345  $15.190  $16.696
Accumulation Unit Value, End of Period                               --  $13.345 $15.190  $16.696  $20.891
Number of Units Outstanding, End of Period                           --      143     282        0        0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.688 $12.956  $14.296  $15.238
Accumulation Unit Value, End of Period                               --  $12.956 $14.296  $15.238  $17.008
Number of Units Outstanding, End of Period                           --        0     124      432        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.933  $9.823   $9.689   $9.732
Accumulation Unit Value, End of Period                               --   $9.823  $9.689   $9.732   $9.953
Number of Units Outstanding, End of Period                           --        0   1,257    1,290        0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.975 $13.459  $14.543  $15.673
Accumulation Unit Value, End of Period                               --  $13.459 $14.543  $15.673  $16.668
Number of Units Outstanding, End of Period                           --    2,422       0        0        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.317 $14.533  $16.433  $17.048
Accumulation Unit Value, End of Period                               --  $14.533 $16.433  $17.048  $19.375
Number of Units Outstanding, End of Period                           --    2,374     258        0        0
Putnam VT Research Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --  $10.837 $13.059  $13.760  $14.156
Accumulation Unit Value, End of Period                               --  $13.059 $13.760  $14.156  $15.436
Number of Units Outstanding, End of Period                           --      140     284        0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.678 $12.050  $12.773  $13.013
Accumulation Unit Value, End of Period                               --  $12.050 $12.773  $13.013  $14.268
Number of Units Outstanding, End of Period                           --        0     477      482        0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $11.642 $14.019  $16.699  $17.762
Accumulation Unit Value, End of Period                               --  $14.019 $16.699  $17.762  $22.105
Number of Units Outstanding, End of Period                           --      132     265        0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.794 $13.524  $15.713  $17.264
Accumulation Unit Value, End of Period                               --  $13.524 $15.713  $17.264  $17.835
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.574 $12.363  $12.721  $13.172
Accumulation Unit Value, End of Period                               --  $12.363 $12.721  $13.172  $13.605
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.096  $12.078
Accumulation Unit Value, End of Period                               --       -- $11.096  $12.078  $12.415
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.309  $11.534
Accumulation Unit Value, End of Period                               --       -- $11.309  $11.534  $13.112
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.775 $13.317  $14.888  $16.003
Accumulation Unit Value, End of Period                               --  $13.317 $14.888  $16.003  $18.181
Number of Units Outstanding, End of Period                           --      210     420        0        0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000   $9.850   $9.884
Accumulation Unit Value, End of Period                               --  $10.000  $9.850   $9.884  $10.086
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.925 $11.705  $12.243  $12.911
Accumulation Unit Value, End of Period                               --  $11.705 $12.243  $12.911  $12.980
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $12.285 $13.835  $14.919  $16.389
Accumulation Unit Value, End of Period                               --  $13.835 $14.919  $16.389  $17.790
Number of Units Outstanding, End of Period                           --        0     408      383        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.933  $11.501
Accumulation Unit Value, End of Period                               --       -- $10.933  $11.501  $12.684
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.730  $12.164
Accumulation Unit Value, End of Period                               --       -- $10.730  $12.164  $12.405
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.705  $12.111
Accumulation Unit Value, End of Period                               --       -- $10.705  $12.111  $12.316
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000  $11.047  $12.118
Accumulation Unit Value, End of Period                               --  $10.000 $11.047  $12.118  $14.425
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.803
Number of Units Outstanding, End of Period                           --       --      --       --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $13.552  $15.791  $17.463
Accumulation Unit Value, End of Period                               --  $13.552 $15.791  $17.463  $19.132
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.272  $12.402
Accumulation Unit Value, End of Period                               --       -- $11.272  $12.402  $14.664
Number of Units Outstanding, End of Period                           --       --     540      506      458
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.265  $12.377
Accumulation Unit Value, End of Period                               --       -- $11.265  $12.377  $14.626
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $11.376 $14.376  $19.288  $22.061
Accumulation Unit Value, End of Period                               --  $14.470 $19.288  $22.061  $29.754
Number of Units Outstanding, End of Period                           --      127     254        0        0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on
October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% under the contracts on May 1, 2023, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (age 71-79)) or (With the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 0-70)) or (With the MAV Death Benefit Option and
Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to
May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,          2002     2003    2004    2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --      --  $10.000
Accumulation Unit Value, End of Period                                --       --      --      --  $10.231
Number of Units Outstanding, End of Period                            --       --      --      --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --      --  $10.000
Accumulation Unit Value, End of Period                                --       --      --      --  $10.422
Number of Units Outstanding, End of Period                            --       --      --      --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --      --  $10.000
Accumulation Unit Value, End of Period                                --       --      --      --  $10.452
Number of Units Outstanding, End of Period                            --       --      --      --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --      --  $10.000
Accumulation Unit Value, End of Period                                --       --      --      --  $10.461
Number of Units Outstanding, End of Period                            --       --      --      --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --      --  $10.000
Accumulation Unit Value, End of Period                                --       --      --      --  $10.313
Number of Units Outstanding, End of Period                            --       --      --      --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --      --  $10.000
Accumulation Unit Value, End of Period                                --       --      --      --   $9.710
Number of Units Outstanding, End of Period                            --       --      --      --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --      --  $10.000
Accumulation Unit Value, End of Period                                --       --      --      --  $10.783
Number of Units Outstanding, End of Period                            --       --      --      --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --      --  $10.000
Accumulation Unit Value, End of Period                                --       --      --      --   $9.841
Number of Units Outstanding, End of Period                            --       --      --      --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.840 $13.335 $14.434  $14.623
Accumulation Unit Value, End of Period                           $10.840  $13.335 $14.434 $14.623  $16.709
Number of Units Outstanding, End of Period                             0        0   2,037     726        0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $11.198  $11.135
Accumulation Unit Value, End of Period                                --       -- $11.198 $11.135  $12.885
Number of Units Outstanding, End of Period                            --       --       0       0        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $10.511  $10.395
Accumulation Unit Value, End of Period                                --       -- $10.511 $10.395  $11.282
Number of Units Outstanding, End of Period                            --       --       0       0        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.524 $15.478 $16.885  $17.315
Accumulation Unit Value, End of Period                           $11.524  $15.478 $16.885 $17.315  $18.419
Number of Units Outstanding, End of Period                             0        0       0       0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.214 $14.500 $17.560  $18.691
Accumulation Unit Value, End of Period                           $11.214  $14.500 $17.560 $18.691  $21.399
Number of Units Outstanding, End of Period                             0      246     804   1,047        0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $10.214  $10.237
Accumulation Unit Value, End of Period                                --       -- $10.214 $10.237  $10.421
Number of Units Outstanding, End of Period                            --       --       0       0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                          --       --      --      --  $10.000
Accumulation Unit Value, End of Period                                --       --      --      --  $10.977
Number of Units Outstanding, End of Period                            --       --      --      --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.314 $12.632 $13.923  $15.065
Accumulation Unit Value, End of Period                           $10.314  $12.632 $13.923 $15.065  $17.453
Number of Units Outstanding, End of Period                             0      893   4,939   3,942        0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.222 $16.802 $20.506  $25.573
Accumulation Unit Value, End of Period                           $11.222  $16.802 $20.506 $25.573  $32.057
Number of Units Outstanding, End of Period                             0        0     232     388      728
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.465 $13.540 $15.706  $16.934
Accumulation Unit Value, End of Period                           $10.465  $13.540 $15.706 $16.934  $20.126
Number of Units Outstanding, End of Period                             0       88     848     834        0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.711 $12.833 $14.409  $13.668
Accumulation Unit Value, End of Period                           $10.711  $12.833 $14.409 $13.668  $15.084
Number of Units Outstanding, End of Period                             0        0       0       0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $10.897  $11.405
Accumulation Unit Value, End of Period                                --       -- $10.897 $11.405  $12.796
Number of Units Outstanding, End of Period                            --       --       0       0        0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $10.348  $10.260
Accumulation Unit Value, End of Period                                --       -- $10.348 $10.260  $10.977
Number of Units Outstanding, End of Period                            --       --       0       0        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $10.881  $10.994
Accumulation Unit Value, End of Period                                --       -- $10.881 $10.994  $12.619
Number of Units Outstanding, End of Period                            --       --       0       0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $11.129  $11.395
Accumulation Unit Value, End of Period                                --       -- $11.129 $11.395  $12.032
Number of Units Outstanding, End of Period                            --       --       0       0        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $11.112  $11.769
Accumulation Unit Value, End of Period                                --       -- $11.112 $11.769  $12.926
Number of Units Outstanding, End of Period                            --       --       0       0        0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.686 $13.039 $14.009  $14.214
Accumulation Unit Value, End of Period                           $10.686  $13.039 $14.009 $14.214  $15.421
Number of Units Outstanding, End of Period                             0        0       0       0        0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $10.096  $10.111
Accumulation Unit Value, End of Period                                --       -- $10.096 $10.111  $10.383
Number of Units Outstanding, End of Period                            --       --       0       0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000 $12.252 $12.783  $13.118
Accumulation Unit Value, End of Period                                --  $12.252 $12.783 $13.118  $13.824
Number of Units Outstanding, End of Period                            --        0       0       0        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.138 $14.174 $16.489  $18.406
Accumulation Unit Value, End of Period                           $10.138  $14.174 $16.489 $18.406  $21.141
Number of Units Outstanding, End of Period                             0        0       0       0        0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.651 $12.903 $13.729  $13.706
Accumulation Unit Value, End of Period                           $10.651  $12.903 $13.729 $13.706  $14.651
Number of Units Outstanding, End of Period                             0        0       0       0        0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.167 $12.580 $13.437  $13.905
Accumulation Unit Value, End of Period                           $10.167  $12.580 $13.437 $13.905  $15.617
Number of Units Outstanding, End of Period                             0    4,645   4,427   4,889        0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.344 $14.601 $17.029  $18.285
Accumulation Unit Value, End of Period                           $10.344  $14.601 $17.029 $18.285  $20.518
Number of Units Outstanding, End of Period                             0    3,882   1,547   1,667        0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.050 $12.338 $14.420  $15.803
Accumulation Unit Value, End of Period                           $10.050  $12.338 $14.420 $15.803  $15.884
Number of Units Outstanding, End of Period                             0        0       0       0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.541 $12.085 $12.824  $12.862
Accumulation Unit Value, End of Period                           $10.541  $12.085 $12.824 $12.862  $13.498
Number of Units Outstanding, End of Period                             0        0       0       0        0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.378 $12.379 $13.218  $13.838
Accumulation Unit Value, End of Period                           $10.378  $12.379 $13.218 $13.838  $15.284
Number of Units Outstanding, End of Period                             0        0   1,421       0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.787 $13.447 $14.622  $15.058
Accumulation Unit Value, End of Period                           $10.787  $13.447 $16.622 $15.058  $17.081
Number of Units Outstanding, End of Period                             0        0       0       0        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000   $9.714 $11.254 $11.798  $13.070
Accumulation Unit Value, End of Period                            $9.714  $11.254 $11.798 $13.070  $13.148
Number of Units Outstanding, End of Period                             0      209     284     331        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.730 $13.288 $14.374  $14.503
Accumulation Unit Value, End of Period                           $10.730  $13.288 $14.374 $14.503  $15.687
Number of Units Outstanding, End of Period                             0        0       0       0        0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.175 $10.398 $10.626  $10.645
Accumulation Unit Value, End of Period                           $10.175  $10.398 $10.626 $10.645  $10.889
Number of Units Outstanding, End of Period                             0        0       0       0        0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.594 $13.594 $15.152  $16.637
Accumulation Unit Value, End of Period                           $10.594  $13.325 $15.152 $16.637  $20.795
Number of Units Outstanding, End of Period                             0        0   1,383   1,583        0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.397 $12.936 $14.259  $15.184
Accumulation Unit Value, End of Period                           $10.397  $12.936 $14.259 $15.184  $16.930
Number of Units Outstanding, End of Period                             0        0       0       0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000   $9.975  $9.811  $9.664   $9.697
Accumulation Unit Value, End of Period                            $9.975   $9.811  $9.664  $9.697   $9.907
Number of Units Outstanding, End of Period                             0        0     659       0        0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.369 $13.369 $14.506  $15.617
Accumulation Unit Value, End of Period                           $10.369  $13.438 $14.506 $15.617  $16.592
Number of Units Outstanding, End of Period                             0        0       0       0        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.193 $14.511 $16.392  $16.987
Accumulation Unit Value, End of Period                           $11.193  $14.511 $16.392 $16.987  $19.287
Number of Units Outstanding, End of Period                             0      492   1,706     656    1,128
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.632 $13.039 $13.725  $14.105
Accumulation Unit Value, End of Period                           $10.632  $13.039 $13.725 $14.105  $15.366
Number of Units Outstanding, End of Period                             0    3,770   1,199     597        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.504 $12.031 $12.740  $12.967
Accumulation Unit Value, End of Period                           $10.504  $12.031 $12.740 $12.967  $14.203
Number of Units Outstanding, End of Period                             0      390     519     668        0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.459 $13.997 $16.657  $17.699
Accumulation Unit Value, End of Period                           $11.459  $13.997 $16.657 $17.699  $22.004
Number of Units Outstanding, End of Period                             0        0       0       0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.362 $13.504 $15.674  $17.203
Accumulation Unit Value, End of Period                           $10.362  $13.504 $15.674 $17.203  $17.753
Number of Units Outstanding, End of Period                             0        0       0       0        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.099 $12.345 $12.689  $13.125
Accumulation Unit Value, End of Period                           $10.099  $12.345 $12.689 $13.125  $13.543
Number of Units Outstanding, End of Period                             0      379     521     650        0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $11.088  $12.058
Accumulation Unit Value, End of Period                                --       -- $11.088 $12.058  $12.381
Number of Units Outstanding, End of Period                            --       --       0       0        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $11.301  $11.514
Accumulation Unit Value, End of Period                                --       -- $11.301 $11.514  $13.077
Number of Units Outstanding, End of Period                            --       --       0       0        0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.642 $13.297 $14.850  $15.946
Accumulation Unit Value, End of Period                           $10.642  $13.297 $14.850 $15.946  $18.098
Number of Units Outstanding, End of Period                             0    3,961   3,901   1,663        0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000 $10.000  $9.840   $9.864
Accumulation Unit Value, End of Period                                --  $10.000  $9.840  $9.864  $10.056
Number of Units Outstanding, End of Period                            --        0       0       0        0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000   $9.401 $11.687 $12.212  $12.865
Accumulation Unit Value, End of Period                            $9.401  $11.687 $12.212 $12.865  $12.921
Number of Units Outstanding, End of Period                             0      399     543     660        0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.049 $13.814 $14.881  $16.331
Accumulation Unit Value, End of Period                           $11.049  $13.814 $14.881 $16.331  $17.709
Number of Units Outstanding, End of Period                             0        0       0       0        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $10.926  $11.482
Accumulation Unit Value, End of Period                                --       -- $10.926 $11.482  $12.650
Number of Units Outstanding, End of Period                            --       --       0       0        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $10.723  $12.090
Accumulation Unit Value, End of Period                                --       -- $10.723 $12.143  $12.283
Number of Units Outstanding, End of Period                            --       --   1,891   4,014        0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $10.698  $12.094
Accumulation Unit Value, End of Period                                --       -- $10.698 $12.090  $14.381
Number of Units Outstanding, End of Period                            --       --       0       0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000 $10.000 $11.036  $12.094
Accumulation Unit Value, End of Period                                --  $10.000 $11.036 $12.094  $14.381
Number of Units Outstanding, End of Period                            --        0       0       0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                          --       --      --      --  $10.000
Accumulation Unit Value, End of Period                                --       --      --      --   $9.796
Number of Units Outstanding, End of Period                            --       --      --      --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000 $13.543 $15.764  $17.415
Accumulation Unit Value, End of Period                                --  $13.543 $15.764 $17.415  $19.061
Number of Units Outstanding, End of Period                            --        0       0       0    1,127
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $11.264  $12.381
Accumulation Unit Value, End of Period                                --       -- $11.264 $12.381  $14.624
Number of Units Outstanding, End of Period                            --       --   1,761   2,666      500
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000 $11.258  $12.356
Accumulation Unit Value, End of Period                                --       -- $11.258 $12.356  $14.586
Number of Units Outstanding, End of Period                            --       --       0       0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.690 $14.690 $19.240  $21.983
Accumulation Unit Value, End of Period                           $10.690  $14.448 $19.240 $21.983  $29.619
Number of Units Outstanding, End of Period                             0        0       0       0        0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death
Benefit Option (age 71-79)) or (With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70))


For the Years Beginning January 1* and Ending December 31,         2002     2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.228
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.419
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.448
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.457
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.310
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.706
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.779
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.838
Number of Units Outstanding, End of Period                           --       --      --       --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.690 $13.330  $14.422  $14.603
Accumulation Unit Value, End of Period                               --  $13.330 $14.422  $14.603  $16.677
Number of Units Outstanding, End of Period                           --        0       0        0        0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.194  $11.126
Accumulation Unit Value, End of Period                               --       -- $11.194  $11.126  $12.868
Number of Units Outstanding, End of Period                           --       --       0        0        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.509  $10.389
Accumulation Unit Value, End of Period                               --       -- $10.509  $10.389  $11.269
Number of Units Outstanding, End of Period                           --       --       0        0        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.811 $15.472  $16.870  $17.292
Accumulation Unit Value, End of Period                               --  $15.472 $16.780  $17.292  $18.384
Number of Units Outstanding, End of Period                           --        0       0        0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.030 $14.495  $17.545  $18.666
Accumulation Unit Value, End of Period                               --  $14.495 $17.545  $18.666  $21.359
Number of Units Outstanding, End of Period                           --      157     140      272        0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.211  $10.228
Accumulation Unit Value, End of Period                               --       -- $10.211  $10.228  $10.406
Number of Units Outstanding, End of Period                           --       --       0        0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.974
Number of Units Outstanding, End of Period                           --       --      --       --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.590 $12.628  $13.912  $15.044
Accumulation Unit Value, End of Period                               --  $12.628 $13.912  $15.044  $17.420
Number of Units Outstanding, End of Period                           --      177     177      340        0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.665 $16.796  $20.488  $25.538
Accumulation Unit Value, End of Period                               --  $16.796 $20.488  $25.538  $31.997
Number of Units Outstanding, End of Period                           --        0       0        0        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.368 $13.536  $15.692  $16.911
Accumulation Unit Value, End of Period                               --  $13.536 $15.692  $16.911  $20.089
Number of Units Outstanding, End of Period                           --        0       0        0        0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.573 $12.829  $14.397  $13.649
Accumulation Unit Value, End of Period                               --  $12.829 $14.397  $13.649  $15.056
Number of Units Outstanding, End of Period                           --        0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.895  $11.398
Accumulation Unit Value, End of Period                               --       -- $10.895  $11.398  $12.782
Number of Units Outstanding, End of Period                           --       --       0        0        0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.347  $10.253
Accumulation Unit Value, End of Period                               --       -- $10.347  $10.253  $10.965
Number of Units Outstanding, End of Period                           --       --       0        0        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.880  $10.988
Accumulation Unit Value, End of Period                               --       -- $10.880  $10.988  $12.604
Number of Units Outstanding, End of Period                           --       --       0        0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.127  $11.388
Accumulation Unit Value, End of Period                               --       -- $11.127  $11.388  $12.018
Number of Units Outstanding, End of Period                           --       --       0        0        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.110  $11.761
Accumulation Unit Value, End of Period                               --       -- $11.110  $11.761  $12.912
Number of Units Outstanding, End of Period                           --       --       0        0        0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.095 $13.034  $13.998  $14.195
Accumulation Unit Value, End of Period                               --  $13.034 $13.998  $14.195  $15.392
Number of Units Outstanding, End of Period                           --        0       0        0        0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.095  $10.105
Accumulation Unit Value, End of Period                               --       -- $10.095  $10.105  $10.371
Number of Units Outstanding, End of Period                           --       --       0        0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $12.248  $12.772  $13.100
Accumulation Unit Value, End of Period                               --  $12.248 $12.772  $13.100  $13.799
Number of Units Outstanding, End of Period                           --        0       0        0        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.070 $14.169  $16.475  $18.381
Accumulation Unit Value, End of Period                               --  $14.169 $16.475  $18.381  $21.102
Number of Units Outstanding, End of Period                           --        0       0        0        0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.718 $12.898  $13.718  $13.687
Accumulation Unit Value, End of Period                               --  $12.898 $13.718  $13.687  $14.623
Number of Units Outstanding, End of Period                           --      340     350      733        0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.451 $12.576  $13.425  $13.886
Accumulation Unit Value, End of Period                               --  $12.576 $13.425  $13.886  $15.588
Number of Units Outstanding, End of Period                           --        0       0        0        0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.701 $14.596  $17.015  $18.260
Accumulation Unit Value, End of Period                               --  $14.596 $17.015  $18.260  $20.479
Number of Units Outstanding, End of Period                           --        0       0        0        0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.328 $12.333  $14.407  $15.782
Accumulation Unit Value, End of Period                               --  $12.333 $14.407  $15.782  $15.854
Number of Units Outstanding, End of Period                           --        0       0        0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.233 $12.081  $12.813  $12.844
Accumulation Unit Value, End of Period                               --  $12.081 $12.813  $12.844  $13.472
Number of Units Outstanding, End of Period                           --      724     757    1,561        0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.739 $12.375  $13.207  $13.819
Accumulation Unit Value, End of Period                               --  $12.375 $13.207  $13.819  $15.255
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.980 $13.443  $14.609  $15.037
Accumulation Unit Value, End of Period                               --  $13.443 $14.609  $15.037  $17.049
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.221 $11.251  $11.788  $13.052
Accumulation Unit Value, End of Period                               --  $11.251 $11.788  $13.052  $13.124
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.851 $13.283  $14.362  $14.483
Accumulation Unit Value, End of Period                               --  $13.283 $14.362  $14.483  $15.658
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.344 $10.394  $10.617  $10.630
Accumulation Unit Value, End of Period                               --  $10.394 $10.617  $10.630  $10.868
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.562 $13.320  $15.139  $16.614
Accumulation Unit Value, End of Period                               --  $13.320 $15.139  $16.614  $20.756
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.679 $12.931  $14.247  $15.163
Accumulation Unit Value, End of Period                               --  $12.931 $14.247  $15.163  $16.899
Number of Units Outstanding, End of Period                           --      345     347      668        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.925  $9.807   $9.656   $9.684
Accumulation Unit Value, End of Period                               --   $9.807  $9.656   $9.684   $9.889
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.966 $13.434  $14.494  $15.596
Accumulation Unit Value, End of Period                               --  $13.434 $14.494  $15.596  $16.561
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.307 $14.506  $16.378  $16.964
Accumulation Unit Value, End of Period                               --  $14.506 $16.378  $16.964  $19.251
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.828 $13.035  $13.713  $14.086
Accumulation Unit Value, End of Period                               --  $13.035 $13.713  $14.086  $15.337
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.669 $12.027  $12.729  $12.949
Accumulation Unit Value, End of Period                               --  $12.027 $12.729  $12.949  $14.177
Number of Units Outstanding, End of Period                           --    1,476   1,519    3,101        0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $11.633 $13.993  $16.642  $17.675
Accumulation Unit Value, End of Period                               --  $13.993 $16.642  $17.675  $21.963
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.785 $13.499  $15.660  $17.179
Accumulation Unit Value, End of Period                               --  $13.499 $15.660  $17.179  $17.720
Number of Units Outstanding, End of Period                           --        0       0        0        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.566 $12.341  $12.678  $13.107
Accumulation Unit Value, End of Period                               --  $12.341 $12.678  $13.107  $13.518
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.084  $12.047
Accumulation Unit Value, End of Period                               --       -- $11.084  $12.047  $12.364
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.297  $11.505
Accumulation Unit Value, End of Period                               --       -- $11.297  $11.505  $13.059
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.766 $13.292  $14.838  $15.924
Accumulation Unit Value, End of Period                               --  $13.292 $14.838  $15.924  $18.065
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000   $9.835   $9.854
Accumulation Unit Value, End of Period                               --  $10.000  $9.835   $9.854  $10.040
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.917 $11.683  $12.202  $12.847
Accumulation Unit Value, End of Period                               --  $11.683 $12.202  $12.847  $12.896
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $12.275 $13.809  $14.868  $16.309
Accumulation Unit Value, End of Period                               --  $13.809 $14.868  $16.309  $17.676
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.922  $11.472
Accumulation Unit Value, End of Period                               --       -- $10.922  $11.472  $12.633
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.719  $12.133
Accumulation Unit Value, End of Period                               --       -- $10.719  $12.133  $12.355
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.694  $12.080
Accumulation Unit Value, End of Period                               --       -- $10.694  $12.080  $12.266
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000  $11.030  $12.081
Accumulation Unit Value, End of Period                               --  $10.000 $11.030  $12.081  $14.359
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.793
Number of Units Outstanding, End of Period                           --       --      --       --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $13.538  $15.751  $17.392
Accumulation Unit Value, End of Period                               --  $13.538 $15.751  $17.392  $19.025
Number of Units Outstanding, End of Period                           --        0       0        0        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.260  $12.370
Accumulation Unit Value, End of Period                               --       -- $11.260  $12.370  $14.605
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.254  $12.345
Accumulation Unit Value, End of Period                               --       -- $11.254  $12.345  $14.566
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $11.366 $14.443  $19.223  $21.953
Accumulation Unit Value, End of Period                               --  $14.443 $19.223  $21.953  $29.563
Number of Units Outstanding, End of Period                           --      305     257      465        0



* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on under the Contracts on October 14, 2002. The
MAV Death Benefit Option at 0.20% was first offered on under the Contracts on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered
October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen
UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen
UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (with the MAV Death
Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 71-79))or (with the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase)
Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 0-70))

For the Years Beginning January 1* and Ending December 31,         2002      2003      2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.221
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.412
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.441
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.450
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.303
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.700
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.772
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.831
Number of Units Outstanding, End of Period                           --        --        --     --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.837   $13.310$14.385 $14.551
Accumulation Unit Value, End of Period                          $10.837   $13.310   $14.385$14.551 $16.601
Number of Units Outstanding, End of Period                            0         0         0      0       0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.187 $11.107
Accumulation Unit Value, End of Period                               --        --   $11.187$11.107 $12.833
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.507 $10.375
Accumulation Unit Value, End of Period                               --        --   $10.507$10.375 $11.243
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000   $11.520   $15.449$16.827 $17.230
Accumulation Unit Value, End of Period                          $11.520   $15.449   $16.827$17.230 $18.300
Number of Units Outstanding, End of Period                            0         0         0      0       0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $11.211   $14.473$17.500 $18.600
Accumulation Unit Value, End of Period                          $11.211   $14.473   $17.500$18.600 $21.261
Number of Units Outstanding, End of Period                            0         0         0      0       0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.204 $10.211
Accumulation Unit Value, End of Period                               --        --   $10.204$10.211 $10.378
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.966
Number of Units Outstanding, End of Period                           --        --        --     --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.311   $12.609$13.876 $14.991
Accumulation Unit Value, End of Period                          $10.311   $12.609   $13.876$14.991 $17.341
Number of Units Outstanding, End of Period                            0         0         0      0       0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $11.218   $16.771$20.437 $25.447
Accumulation Unit Value, End of Period                          $11.218   $16.771   $20.437$25.447 $31.851
Number of Units Outstanding, End of Period                            0         0         0      0       0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.462   $13.515$15.653 $16.851
Accumulation Unit Value, End of Period                          $10.462   $13.515   $15.653$16.851 $19.997
Number of Units Outstanding, End of Period                            0         0         0      0       0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.707   $12.809$14.361 $13.601
Accumulation Unit Value, End of Period                          $10.707   $12.809   $14.361$13.601 $14.987
Number of Units Outstanding, End of Period                            0         0         0      0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.893 $11.384
Accumulation Unit Value, End of Period                               --        --   $10.893$11.384 $12.752
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.344 $10.240
Accumulation Unit Value, End of Period                               --        --   $10.344$10.240 $10.940
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.877 $10.974
Accumulation Unit Value, End of Period                               --        --   $10.877$10.974 $12.575
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.125 $11.373
Accumulation Unit Value, End of Period                               --        --   $11.125$11.373 $11.991
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.108 $11.746
Accumulation Unit Value, End of Period                               --        --   $11.108$11.746 $12.882
Number of Units Outstanding, End of Period                           --        --         0      0       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.682   $13.015$13.962 $14.144
Accumulation Unit Value, End of Period                          $10.682   $13.015   $13.962$14.144 $15.322
Number of Units Outstanding, End of Period                            0     3,513     5,350  3,601       0
Oppenheimer Core Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.092 $10.092
Accumulation Unit Value, End of Period                               --        --   $10.092$10.092 $10.348
Number of Units Outstanding, End of Period                           --        --         0      0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000   $12.239$12.750 $13.065
Accumulation Unit Value, End of Period                               --   $12.239   $12.750$13.065 $13.747
Number of Units Outstanding, End of Period                           --         0         0      0       0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.135   $14.147$16.433 $18.316
Accumulation Unit Value, End of Period                          $10.135   $14.147   $16.433$18.316 $21.005
Number of Units Outstanding, End of Period                            0         0         0      0       0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.647   $12.879$13.683 $13.638
Accumulation Unit Value, End of Period                          $10.647   $12.879   $13.683$13.638 $14.557
Number of Units Outstanding, End of Period                            0         0         0      0       0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.164   $12.557$13.391 $13.837
Accumulation Unit Value, End of Period                          $10.164   $12.557   $13.391$13.837 $15.516
Number of Units Outstanding, End of Period                            0         0         0      0       0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.340   $14.574$16.972 $18.195
Accumulation Unit Value, End of Period                          $10.340   $14.574   $16.972$18.195 $20.386
Number of Units Outstanding, End of Period                            0         0         0      0       0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.047   $12.314$14.371 $15.726
Accumulation Unit Value, End of Period                          $10.047   $12.314   $14.371$15.726 $15.782
Number of Units Outstanding, End of Period                            0         0         0      0       0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.537   $12.063$12.781 $12.798
Accumulation Unit Value, End of Period                          $10.537   $12.063   $12.781$12.798 $13.411
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.374   $12.356$13.173 $13.770
Accumulation Unit Value, End of Period                          $10.374   $12.356   $13.173$13.770 $15.186
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.784   $13.422$14.572 $14.984
Accumulation Unit Value, End of Period                          $10.784   $13.422   $14.572$14.984 $16.971
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000    $9.711   $11.233$11.758 $13.006
Accumulation Unit Value, End of Period                           $9.711   $11.233   $11.758$13.006 $13.064
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.727   $13.263$14.326 $14.432
Accumulation Unit Value, End of Period                          $10.727   $13.263   $14.326$14.432 $15.587
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.172   $10.378$10.590 $10.593
Accumulation Unit Value, End of Period                          $10.172   $10.378   $10.590$10.593 $10.819
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.590   $13.300$15.100 $16.555
Accumulation Unit Value, End of Period                          $10.590   $13.300   $15.100$16.555 $20.662
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.394   $12.912$14.211 $15.109
Accumulation Unit Value, End of Period                          $10.394   $12.912   $14.211$15.109 $16.822
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000    $9.972    $9.792 $9.631  $9.649
Accumulation Unit Value, End of Period                           $9.972    $9.792    $9.631 $9.649  $9.843
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.365   $13.413$14.457 $15.540
Accumulation Unit Value, End of Period                          $10.365   $13.413   $14.457$15.540 $16.485
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $11.189   $14.484$16.336 $16.904
Accumulation Unit Value, End of Period                          $11.189   $14.484   $16.336$16.904 $19.163
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.628   $13.015$13.679 $14.036
Accumulation Unit Value, End of Period                          $10.628   $13.015   $13.679$14.036 $15.267
Number of Units Outstanding, End of Period                            0     3,575     3,575  3,575       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.501   $12.009$12.697 $12.903
Accumulation Unit Value, End of Period                          $10.501   $12.009   $12.697$12.903 $14.112
Number of Units Outstanding, End of Period                            0     3,695     5,484  3,719       0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $11.455   $13.971$16.600 $17.612
Accumulation Unit Value, End of Period                          $11.455   $13.971   $16.600$17.612 $21.862
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.359   $13.479$15.621 $17.118
Accumulation Unit Value, End of Period                          $10.359   $13.479   $15.621$17.118 $17.639
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.096   $12.322$12.646 $13.060
Accumulation Unit Value, End of Period                          $10.096   $12.322   $12.646$13.060 $13.456
Number of Units Outstanding, End of Period                            0     1,851         0  1,836       0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.077 $12.027
Accumulation Unit Value, End of Period                               --        --   $11.077$12.027 $12.331
Number of Units Outstanding, End of Period                           --        --         0  2,303       0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.289 $11.485
Accumulation Unit Value, End of Period                               --        --   $11.289$11.485 $13.023
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.639   $13.273$14.800 $15.867
Accumulation Unit Value, End of Period                          $10.639   $13.273   $14.800$15.867 $17.982
Number of Units Outstanding, End of Period                            0     3,570     3,570  3,570       0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000   $10.000 $9.825  $9.834
Accumulation Unit Value, End of Period                               --   $10.000    $9.825 $9.834 $10.010
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000    $9.398   $11.666$12.171 $12.802
Accumulation Unit Value, End of Period                           $9.398   $11.666   $12.171$12.802 $12.838
Number of Units Outstanding, End of Period                            0         0         0      0       0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000   $11.045   $13.788$14.831 $16.251
Accumulation Unit Value, End of Period                          $11.045   $13.788   $14.831$16.251 $17.595
Number of Units Outstanding, End of Period                            0         0         0      0       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.915 $11.452
Accumulation Unit Value, End of Period                               --        --   $10.915$11.452 $12.598
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.712 $12.112
Accumulation Unit Value, End of Period                               --        --   $10.712$12.112 $12.321
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.687 $12.059
Accumulation Unit Value, End of Period                               --        --   $10.687$12.059 $12.233
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000   $10.000$11.019 $12.057
Accumulation Unit Value, End of Period                               --   $10.000   $11.019$12.057 $14.315
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.786
Number of Units Outstanding, End of Period                           --        --        --     --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000   $13.529$15.724 $17.345
Accumulation Unit Value, End of Period                               --   $13.529   $15.724$17.345 $18.954
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.253 $12.349
Accumulation Unit Value, End of Period                               --        --   $11.253$12.349 $14.565
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.246 $12.324
Accumulation Unit Value, End of Period                               --        --   $11.246$12.324 $14.526
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.687   $14.421$19.174 $21.875
Accumulation Unit Value, End of Period                          $10.687   $14.421   $19.174$21.875 $29.428
Number of Units Outstanding, End of Period                            0         0         0      0       0


* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Van Kampen Money Market and Van
Kampen UIF Global Franchise Variable Sub-Accounts are not shown. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (age 0-70)) or (With the MAV Death Benefit Option added on or after May
1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age
71-79))


For the Years Beginning January 1* and Ending December 31,         2002      2003      2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.217
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.408
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.438
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.446
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.299
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.696
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.768
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.828
Number of Units Outstanding, End of Period                           --        --        --     --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.689   $13.316$14.385 $14.543
Accumulation Unit Value, End of Period                               --   $13.316   $14.385$14.543 $16.584
Number of Units Outstanding, End of Period                           --       538       906  1,062       0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.183 $11.097
Accumulation Unit Value, End of Period                               --        --   $11.183$11.097 $12.815
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.505 $10.369
Accumulation Unit Value, End of Period                               --        --   $10.505$10.369 $11.230
Number of Units Outstanding, End of Period                           --        --         0    238       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --   $11.811   $15.457$16.827 $17.221
Accumulation Unit Value, End of Period                               --   $15.457   $16.827$17.221 $18.281
Number of Units Outstanding, End of Period                           --         0         0      0       0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.030   $14.480$17.500 $18.590
Accumulation Unit Value, End of Period                               --   $14.480   $17.500$18.590 $21.239
Number of Units Outstanding, End of Period                           --         0     2,585  1,649   8,473
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.200 $10.202
Accumulation Unit Value, End of Period                               --        --   $10.200$10.202 $10.364
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.962
Number of Units Outstanding, End of Period                           --        --        --     --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.590   $12.615$13.876 $14.983
Accumulation Unit Value, End of Period                               --   $12.615   $13.876$14.983 $17.323
Number of Units Outstanding, End of Period                           --         0     2,893  4,798   8,169
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.665   $16.779$20.436 $25.434
Accumulation Unit Value, End of Period                               --   $16.779   $20.436$25.434 $31.818
Number of Units Outstanding, End of Period                           --         0       833    107       0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.368   $13.522$15.652 $16.842
Accumulation Unit Value, End of Period                               --   $13.522   $15.652$16.842 $19.976
Number of Units Outstanding, End of Period                           --       924     2,775  1,749   9,112
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --   $11.573   $12.816$14.360 $13.593
Accumulation Unit Value, End of Period                               --   $12.816   $14.360$13.593 $14.972
Number of Units Outstanding, End of Period                           --         0         0      0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.891 $11.376
Accumulation Unit Value, End of Period                               --        --   $10.891$11.376 $12.738
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.343 $10.234
Accumulation Unit Value, End of Period                               --        --   $10.343$10.234 $10.927
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                        $10.000$10.875 $10.967
Accumulation Unit Value, End of Period                               --        --   $10.875$10.967 $12.561
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.123 $11.366
Accumulation Unit Value, End of Period                               --        --   $11.123$11.366 $11.977
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.106 $11.739
Accumulation Unit Value, End of Period                               --        --   $11.106$11.739 $12.867
Number of Units Outstanding, End of Period                           --        --         0     21       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.095   $13.021$13.962 $14.137
Accumulation Unit Value, End of Period                               --   $13.021   $13.962$14.137 $15.306
Number of Units Outstanding, End of Period                           --         0         0      0   4,547
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $12.235$10.091 $10.085
Accumulation Unit Value, End of Period                               --        --   $12.739$10.085 $10.336
Number of Units Outstanding, End of Period                           --        --         0      0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000   $12.235$12.739 $13.047
Accumulation Unit Value, End of Period                               --   $12.235   $12.739$13.047 $13.721
Number of Units Outstanding, End of Period                           --         0         0      0   4,997
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.070   $14.154$16.433 $18.306
Accumulation Unit Value, End of Period                               --   $14.154   $16.433$18.306 $20.984
Number of Units Outstanding, End of Period                           --         0         0      0       0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.717   $12.885$13.683 $13.631
Accumulation Unit Value, End of Period                               --   $12.885   $13.683$13.631 $14.541
Number of Units Outstanding, End of Period                           --       111     1,121  1,139       0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.451   $12.562$13.391 $13.829
Accumulation Unit Value, End of Period                               --   $12.562   $13.391$13.829 $15.500
Number of Units Outstanding, End of Period                           --     2,777     2,230  1,907   2,433
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.701   $14.581$16.971 $18.186
Accumulation Unit Value, End of Period                               --   $14.581   $16.971$18.186 $20.365
Number of Units Outstanding, End of Period                           --     2,424       688    559       0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.328   $12.321$14.371 $15.718
Accumulation Unit Value, End of Period                               --   $12.321   $14.371$15.718 $15.765
Number of Units Outstanding, End of Period                           --        81       667    664       0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.233   $12.069$12.780 $12.792
Accumulation Unit Value, End of Period                               --   $12.069   $12.780$12.792 $13.397
Number of Units Outstanding, End of Period                           --         0         0      0       0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.739   $12.362$13.173 $13.763
Accumulation Unit Value, End of Period                               --   $12.362   $13.173$13.763 $15.170
Number of Units Outstanding, End of Period                           --         0         0      0       0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.980   $13.429$14.572 $14.976
Accumulation Unit Value, End of Period                               --   $13.429   $14.572$14.976 $16.954
Number of Units Outstanding, End of Period                           --       209       202    191       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $10.221   $11.239$11.758 $12.999
Accumulation Unit Value, End of Period                               --   $11.239   $11.758$12.999 $13.050
Number of Units Outstanding, End of Period                           --       170       681    679   5,083
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.851   $13.270$14.325 $14.424
Accumulation Unit Value, End of Period                               --   $13.270   $14.325$14.424 $15.570
Number of Units Outstanding, End of Period                           --       205       198    194       0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.344   $10.383$10.590 $10.587
Accumulation Unit Value, End of Period                               --   $10.383   $10.590$10.587 $10.807
Number of Units Outstanding, End of Period                           --       496       512    529       0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.562   $13.562$15.100 $16.546
Accumulation Unit Value, End of Period                               --   $13.307   $15.100$16.546 $20.640
Number of Units Outstanding, End of Period                           --       113       113    112       0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.679   $12.918$14.211 $15.101
Accumulation Unit Value, End of Period                               --   $12.918   $14.211$15.101 $16.804
Number of Units Outstanding, End of Period                           --         0         0      0  10,672
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --    $9.925    $9.797 $9.631  $9.644
Accumulation Unit Value, End of Period                               --    $9.797    $9.631 $9.644  $9.833
Number of Units Outstanding, End of Period                           --         0         0  3,596       0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $10.966   $13.420$14.457 $15.532
Accumulation Unit Value, End of Period                               --   $13.420   $14.457$15.532 $16.468
Number of Units Outstanding, End of Period                           --         0         0      0   4,543
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.307   $14.491$16.336 $16.895
Accumulation Unit Value, End of Period                               --   $14.491   $16.336$16.895 $19.143
Number of Units Outstanding, End of Period                           --         0         0      0       0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $10.828   $13.021$13.678 $14.029
Accumulation Unit Value, End of Period                               --   $13.021   $13.678$14.029 $15.251
Number of Units Outstanding, End of Period                           --     2,136       316    314       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.669   $12.015$12.697 $12.896
Accumulation Unit Value, End of Period                               --   $12.015   $12.697$12.896 $14.097
Number of Units Outstanding, End of Period                           --       120       119    118  12,506
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $11.633   $13.978$16.600 $17.603
Accumulation Unit Value, End of Period                               --   $13.978   $16.600$17.603 $21.840
Number of Units Outstanding, End of Period                           --         0         0      0       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.785   $13.485$15.620 $17.109
Accumulation Unit Value, End of Period                               --   $13.485   $15.620$17.109 $17.621
Number of Units Outstanding, End of Period                           --         0         0      0   2,111
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.566   $12.328$12.645 $13.054
Accumulation Unit Value, End of Period                               --   $12.328   $12.645$13.054 $13.442
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.073 $12.017
Accumulation Unit Value, End of Period                               --        --   $11.073$12.017 $12.314
Number of Units Outstanding, End of Period                           --        --       606  1,517       0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.285 $11.475
Accumulation Unit Value, End of Period                               --        --   $11.285$11.475 $13.006
Number of Units Outstanding, End of Period                           --        --         0     22       0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --    $9.917   $11.671$12.171 $15.859
Accumulation Unit Value, End of Period                               --   $11.671   $12.171$12.795 $17.963
Number of Units Outstanding, End of Period                           --       335       494    867       0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.766   $13.279$14.800 $15.859
Accumulation Unit Value, End of Period                               --   $13.279   $14.800$15.859 $17.963
Number of Units Outstanding, End of Period                           --     2,683     3,812  4,924   6,481
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000   $10.000 $9.820  $9.824
Accumulation Unit Value, End of Period                               --   $10.000    $9.820 $9.824  $9.994
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --    $9.917   $11.671$12.171 $12.795
Accumulation Unit Value, End of Period                               --   $11.671   $12.171$12.795 $12.824
Number of Units Outstanding, End of Period                           --       335       494    867  13,724
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $12.275   $13.795$14.830 $16.242
Accumulation Unit Value, End of Period                               --   $13.795   $14.830$16.242 $17.577
Number of Units Outstanding, End of Period                           --         0       561    633       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.911 $11.443
Accumulation Unit Value, End of Period                               --        --   $10.911$11.443 $12.581
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.708 $12.102
Accumulation Unit Value, End of Period                               --        --   $10.708$12.102 $12.304
Number of Units Outstanding, End of Period                           --        --     3,326  3,956   4,518
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.683 $12.049
Accumulation Unit Value, End of Period                               --        --   $10.683$12.049 $12.216
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000   $10.000$11.013 $12.044
Accumulation Unit Value, End of Period                               --   $10.000   $11.013$12.044 $14.293
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.783
Number of Units Outstanding, End of Period                           --        --        --     --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000   $13.524$15.711 $17.321
Accumulation Unit Value, End of Period                               --   $13.524   $15.711$17.321 $18.919
Number of Units Outstanding, End of Period                           --       179       442    454       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.249 $12.339
Accumulation Unit Value, End of Period                               --        --   $11.249$12.339 $14.545
Number of Units Outstanding, End of Period                           --        --     4,702  2,835   2,357
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.242 $12.314
Accumulation Unit Value, End of Period                               --        --   $11.242$12.314 $14.507
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $11.366   $14.429$19.174 $21.864
Accumulation Unit Value, End of Period                               --   $14.429   $19.174$21.864 $29.398
Number of Units Outstanding, End of Period                           --        69       576    574   3,742


* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government  Sub-Account,  Van  Kampen  LIT  Aggressive  Growth,  Van  Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.












Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 71-79))


For the Years Beginning January 1* and Ending December 31,           2002     2003     2004    2005   2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.210
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.401
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.430
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.439
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.292
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.690
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.761
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.821
Number of Units Outstanding, End of Period                             --       --       --      --      0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.681  $13.296 $14.349$14.492
Accumulation Unit Value, End of Period                                 --  $13.296  $14.349 $14.492$16.508
Number of Units Outstanding, End of Period                             --        0        0       0      0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.175$11.078
Accumulation Unit Value, End of Period                                 --       --  $11.175 $11.078$12.780
Number of Units Outstanding, End of Period                             --       --        0       0      0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.503$10.356
Accumulation Unit Value, End of Period                                 --       --  $10.503 $10.356$11.205
Number of Units Outstanding, End of Period                             --       --        0       0      0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --  $11.801  $15.433 $16.784$17.160
Accumulation Unit Value, End of Period                                 --  $15.433  $16.784 $17.160$18.198
Number of Units Outstanding, End of Period                             --        0        0       0      0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.021  $14.458 $17.455$18.524
Accumulation Unit Value, End of Period                                 --  $14.458  $17.455 $18.524$21.142
Number of Units Outstanding, End of Period                             --        0        0       0      0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.193$10.184
Accumulation Unit Value, End of Period                                 --       --  $10.193 $10.184$10.336
Number of Units Outstanding, End of Period                             --       --        0       0      0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.955
Number of Units Outstanding, End of Period                             --       --       --      --      0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.581  $12.596 $13.841$14.929
Accumulation Unit Value, End of Period                                 --  $12.596  $13.841 $14.929$17.243
Number of Units Outstanding, End of Period                             --        0        0       0      0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.655  $16.754 $20.384$25.344
Accumulation Unit Value, End of Period                                 --  $16.754  $20.384 $25.344$31.673
Number of Units Outstanding, End of Period                             --        0        0       0      0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.359  $13.501 $15.612$16.782
Accumulation Unit Value, End of Period                                 --  $13.501  $15.612 $16.782$19.885
Number of Units Outstanding, End of Period                             --        0        0       0      0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --  $11.563  $12.796 $14.324$13.545
Accumulation Unit Value, End of Period                                 --  $12.796  $14.324 $13.545$14.903
Number of Units Outstanding, End of Period                             --        0        0       0      0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.888$11.362
Accumulation Unit Value, End of Period                                 --       --  $10.888 $11.362$12.709
Number of Units Outstanding, End of Period                             --       --        0       0      0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.340$10.221
Accumulation Unit Value, End of Period                                 --       --  $10.340 $10.221$10.902
Number of Units Outstanding, End of Period                             --       --        0       0      0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.873$10.953
Accumulation Unit Value, End of Period                                 --       --  $10.873 $10.953$12.532
Number of Units Outstanding, End of Period                             --       --        0       0      0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.120$11.351
Accumulation Unit Value, End of Period                                 --       --  $11.120 $11.351$11.949
Number of Units Outstanding, End of Period                             --       --        0       0      0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.103$11.724
Accumulation Unit Value, End of Period                                 --       --  $11.103 $11.724$12.838
Number of Units Outstanding, End of Period                             --       --        0       0      0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.085  $13.001 $13.926$14.086
Accumulation Unit Value, End of Period                                 --  $13.001  $13.926 $14.086$15.236
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.088$10.073
Accumulation Unit Value, End of Period                                 --       --  $10.088 $10.073$10.312
Number of Units Outstanding, End of Period                             --       --        0       0      0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.000  $12.227 $12.718$13.011
Accumulation Unit Value, End of Period                                 --  $12.227  $12.718 $13.011$13.670
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.062  $14.133 $16.391$18.241
Accumulation Unit Value, End of Period                                 --  $14.133  $16.391 $18.241$20.888
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.708  $12.866 $13.648$13.583
Accumulation Unit Value, End of Period                                 --  $12.866  $13.648 $13.583$14.475
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.442  $12.544 $13.357$13.780
Accumulation Unit Value, End of Period                                 --  $12.544  $13.357 $13.780$15.429
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.692  $14.559 $16.928$18.121
Accumulation Unit Value, End of Period                                 --  $14.559  $16.928 $18.121$20.272
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.319  $12.302 $14.334$15.662
Accumulation Unit Value, End of Period                                 --  $12.302  $14.334 $15.662$15.693
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.224  $12.050 $12.748$12.746
Accumulation Unit Value, End of Period                                 --  $12.050  $12.748 $12.746$13.336
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.730  $12.344 $13.139$13.714
Accumulation Unit Value, End of Period                                 --  $12.344  $13.139 $13.714$15.100
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.971  $13.408 $14.535$14.923
Accumulation Unit Value, End of Period                                 --  $13.408  $14.535 $14.923$16.876
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $10.213  $11.222 $11.728$12.953
Accumulation Unit Value, End of Period                                 --  $11.222  $11.728 $12.953$12.991
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.841  $13.249 $14.289$14.373
Accumulation Unit Value, End of Period                                 --  $13.249  $14.289 $14.373$15.499
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.335  $10.368 $10.563$10.549
Accumulation Unit Value, End of Period                                 --  $10.368  $10.563 $10.549$10.758
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.554  $13.286 $15.062$16.488
Accumulation Unit Value, End of Period                                 --  $13.286  $15.062 $16.488$20.546
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.670  $12.898 $14.175$15.048
Accumulation Unit Value, End of Period                                 --  $12.898  $14.175 $15.048$16.727
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $9.917   $9.782  $9.606 $9.610
Accumulation Unit Value, End of Period                                 --   $9.782   $9.606  $9.610 $9.788
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $10.957  $13.399 $14.420$15.477
Accumulation Unit Value, End of Period                                 --  $13.399  $14.420 $15.477$16.392
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.298  $14.298 $16.294$16.835
Accumulation Unit Value, End of Period                                 --  $14.469  $16.294 $16.835$19.056
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $10.819  $13.002 $13.644$13.979
Accumulation Unit Value, End of Period                                 --  $13.002  $13.644 $13.979$15.182
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.660  $11.997 $12.665$12.851
Accumulation Unit Value, End of Period                                 --  $11.997  $12.665 $12.851$14.033
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $11.623  $13.957 $16.558$17.540
Accumulation Unit Value, End of Period                                 --  $13.957  $16.558 $17.540$21.740
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.776  $13.465 $15.580$17.048
Accumulation Unit Value, End of Period                                 --  $13.465  $15.580 $17.048$17.540
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.557  $12.309 $12.613$13.007
Accumulation Unit Value, End of Period                                 --  $12.309  $12.613 $13.007$13.380
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.066$11.996
Accumulation Unit Value, End of Period                                 --       --  $11.066 $11.996$12.280
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.278$11.456
Accumulation Unit Value, End of Period                                 --       --  $11.278 $11.456$12.970
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.757  $13.259 $14.762$15.803
Accumulation Unit Value, End of Period                                 --  $13.259  $14.762 $15.803$17.881
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.000  $10.000  $9.810 $9.803
Accumulation Unit Value, End of Period                                 --  $10.000   $9.810  $9.803 $9.964
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $9.909  $11.654 $12.140$12.749
Accumulation Unit Value, End of Period                                 --  $11.654  $12.140 $12.749$12.765
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $12.265  $13.774 $14.793$16.184
Accumulation Unit Value, End of Period                                 --  $13.774  $14.793 $16.184$17.496
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.903$11.423
Accumulation Unit Value, End of Period                                 --       --  $10.903 $11.423$12.547
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.701$12.081
Accumulation Unit Value, End of Period                                 --       --  $10.701 $12.081$12.271
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.676$12.028
Accumulation Unit Value, End of Period                                 --       --  $10.676 $12.028$12.183
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $10.000  $10.000 $11.002$12.020
Accumulation Unit Value, End of Period                                 --  $10.000  $11.002 $12.020$14.250
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.776
Number of Units Outstanding, End of Period                             --       --       --      --      0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $10.000  $13.515 $15.684$17.274
Accumulation Unit Value, End of Period                                 --  $13.515  $15.684 $17.274$18.848
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.241$12.318
Accumulation Unit Value, End of Period                                 --       --  $11.241 $12.318$14.505
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.234$12.293
Accumulation Unit Value, End of Period                                 --       --  $11.234 $12.293$14.467
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $11.357  $14.407 $19.125$21.786
Accumulation Unit Value, End of Period                                 --  $14.407  $19.125 $21.786$29.263
Number of Units Outstanding, End of Period                             --        0        0       0      0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Earnings Protection Death Benefit Option on
October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006.. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.










Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003)


For the Years Beginning January 1* and Ending December 31,           2002   2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.252
Number of Units Outstanding, End of Period                             --     --      --       --    1,376
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.444
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.473
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.482
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.335
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --   $9.729
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.805
Number of Units Outstanding, End of Period                             --     --      --       --      489
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --   $9.862
Number of Units Outstanding, End of Period                             --     --      --       --      535
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.847 $13.384  $14.532  $14.767
Accumulation Unit Value, End of Period                            $10.847$13.384 $14.532  $14.767  $16.925
Number of Units Outstanding, End of Period                          3,122 49,341  45,079   41,706   27,891
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.221  $11.192
Accumulation Unit Value, End of Period                                 --     -- $11.221  $11.192  $12.991
Number of Units Outstanding, End of Period                             --     --  13,789   86,897  125,455
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.519  $10.435
Accumulation Unit Value, End of Period                                 --     -- $10.519  $10.435  $11.360
Number of Units Outstanding, End of Period                             --     --   3,104   47,589   51,871
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000$11.531 $15.535  $16.999  $17.486
Accumulation Unit Value, End of Period                            $11.531$15.535 $16.999  $17.486  $18.658
Number of Units Outstanding, End of Period                            645  9,235  10,788    9,707    7,710
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$11.222 $14.554  $17.679  $18.876
Accumulation Unit Value, End of Period                            $11.222$14.554 $17.679  $18.876  $21.676
Number of Units Outstanding, End of Period                          1,646 31,656  27,979   38,111   33,863
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.235  $10.289
Accumulation Unit Value, End of Period                                 --     -- $10.235  $10.289  $10.506
Number of Units Outstanding, End of Period                             --     --   3,966   11,756   18,941
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $11.000
Number of Units Outstanding, End of Period                             --     --      --       --   11,811
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.321 $12.679  $14.018  $15.213
Accumulation Unit Value, End of Period                            $10.321$12.679 $14.018  $15.213  $17.679
Number of Units Outstanding, End of Period                          3,185112,715  94,649  111,583   90,584
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$11.229 $16.864  $20.645  $25.825
Accumulation Unit Value, End of Period                            $11.229$16.864 $20.645  $25.825  $32.472
Number of Units Outstanding, End of Period                              0  1,230   6,257   10,587   14,249
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.472 $13.591  $15.812  $17.101
Accumulation Unit Value, End of Period                            $10.472$13.591 $15.812  $17.101  $20.387
Number of Units Outstanding, End of Period                            379 39,683  52,040   78,581   65,429
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000$10.718 $12.881  $14.507  $13.803
Accumulation Unit Value, End of Period                            $10.718$12.881 $14.507  $13.803  $15.280
Number of Units Outstanding, End of Period                              0 18,254  17,915   12,172    7,151
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.905  $11.449
Accumulation Unit Value, End of Period                                 --     -- $10.905  $11.449  $12.884
Number of Units Outstanding, End of Period                             --     --   4,326   19,149   20,946
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.356  $10.299
Accumulation Unit Value, End of Period                                 --     -- $10.356  $10.299  $11.053
Number of Units Outstanding, End of Period                             --     --       0   29,717   30,855
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.889  $11.036
Accumulation Unit Value, End of Period                                 --     -- $10.889  $11.036  $12.705
Number of Units Outstanding, End of Period                             --     --   2,298   43,592   76,411
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.137  $11.438
Accumulation Unit Value, End of Period                                 --     -- $11.137  $11.438  $12.115
Number of Units Outstanding, End of Period                             --     --     759   11,227   18,878
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.120  $11.814
Accumulation Unit Value, End of Period                                 --     -- $11.120  $11.814  $13.015
Number of Units Outstanding, End of Period                             --     --   3,885   40,893   33,262
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.693 $13.087  $14.105  $14.354
Accumulation Unit Value, End of Period                            $10.693$13.087 $10.104  $14.354  $15.621
Number of Units Outstanding, End of Period                              0 21,150   1,419   30,046   27,216
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.104  $10.150
Accumulation Unit Value, End of Period                                 --     -- $10.104  $10.150  $10.455
Number of Units Outstanding, End of Period                             --     --   1,419   13,954   17,661
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.000 $12.277  $12.848  $13.226
Accumulation Unit Value, End of Period                                 --$12.277 $12.848  $13.226  $13.980
Number of Units Outstanding, End of Period                             --    595  10,053   36,814   52,497
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.145 $14.227  $16.601  $18.588
Accumulation Unit Value, End of Period                            $10.145$14.227 $16.601  $18.588  $21.415
Number of Units Outstanding, End of Period                          1,829 28,051  29,108   24,577   24,005
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.658 $12.951  $13.823  $13.841
Accumulation Unit Value, End of Period                            $10.658$12.951 $13.823  $13.841  $14.841
Number of Units Outstanding, End of Period                            476 35,410  27,583   29,813   18,262
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.174 $12.627  $13.528  $14.042
Accumulation Unit Value, End of Period                            $10.174$12.627 $13.528  $14.042  $15.819
Number of Units Outstanding, End of Period                          1,301 71,489  64,704   80,045   65,180
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.350 $14.655  $17.145  $18.465
Accumulation Unit Value, End of Period                            $10.350$14.655 $17.145  $18.465  $20.784
Number of Units Outstanding, End of Period                            111 10,718  20,508   28,931   18,713
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.057 $12.384  $14.518  $15.959
Accumulation Unit Value, End of Period                            $10.057$12.384 $14.518  $15.959  $16.090
Number of Units Outstanding, End of Period                              0  3,775  12,868   10,815    7,610
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.548 $12.130  $12.911  $12.989
Accumulation Unit Value, End of Period                            $10.548$12.130 $12.911  $12.989  $13.673
Number of Units Outstanding, End of Period                          1,210 76,396  76,286  112,337   93,029
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.384 $12.425  $13.308  $13.975
Accumulation Unit Value, End of Period                            $10.384$12.425 $13.308  $13.975  $15.482
Number of Units Outstanding, End of Period                              0 19,761  20,052   18,237   13,889
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.794 $13.497  $14.721  $15.207
Accumulation Unit Value, End of Period                            $10.794$13.497 $14.721  $15.207  $17.303
Number of Units Outstanding, End of Period                          2,435 40,400  38,099   40,730   35,665
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $9.720 $11.296  $11.878  $13.199
Accumulation Unit Value, End of Period                             $9.720$11.296 $11.878  $13.199  $13.319
Number of Units Outstanding, End of Period                              0  6,096   5,595    6,079    3,407
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.737 $13.337  $14.472  $14.646
Accumulation Unit Value, End of Period                            $10.737$13.337 $14.472  $14.646  $15.891
Number of Units Outstanding, End of Period                            262 64,728  31,796   43,204   20,149
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.182 $10.436  $10.699  $10.750
Accumulation Unit Value, End of Period                            $10.182$10.436 $10.699  $10.750  $11.030
Number of Units Outstanding, End of Period                          3,023125,589  91,959   82,720   54,703
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.601 $13.374  $15.254  $16.801
Accumulation Unit Value, End of Period                            $10.601$13.374 $15.254  $16.801  $21.065
Number of Units Outstanding, End of Period                          1,010 19,443  20,930   36,963   33,451
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.404 $12.984  $14.356  $15.334
Accumulation Unit Value, End of Period                            $10.404$12.984 $14.356  $15.334  $17.150
Number of Units Outstanding, End of Period                          2,066 24,417  24,361   20,530   13,578
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $9.981  $9.847   $9.730   $9.793
Accumulation Unit Value, End of Period                             $9.981 $9.847  $9.730   $9.793  $10.036
Number of Units Outstanding, End of Period                         11,208 15,887  16,835   38,833  184,852
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000$10.375 $13.488  $14.605  $15.771
Accumulation Unit Value, End of Period                            $10.375$13.488 $14.605  $15.771  $16.807
Number of Units Outstanding, End of Period                             52  1,448   2,989    3,101    2,485
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$11.200 $14.565  $16.503  $17.155
Accumulation Unit Value, End of Period                            $11.200$14.565 $16.503  $17.155  $19.537
Number of Units Outstanding, End of Period                            252 21,462  19,117   23,980   13,015
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000$10.639 $13.088  $13.818  $14.245
Accumulation Unit Value, End of Period                            $10.639$13.088 $13.818  $14.245  $15.565
Number of Units Outstanding, End of Period                              0  8,645   7,590    5,751    5,819
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.511 $12.076  $12.827  $13.095
Accumulation Unit Value, End of Period                            $10.511$12.076 $12.827  $13.095  $14.387
Number of Units Outstanding, End of Period                          3,032 82,777  55,943   48,408   31,498
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000$11.466 $14.049  $16.770  $17.874
Accumulation Unit Value, End of Period                            $11.466$14.049 $16.770  $17.874  $22.289
Number of Units Outstanding, End of Period                              0  6,333   6,231    6,768    4,360
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.369 $13.554  $15.780  $17.373
Accumulation Unit Value, End of Period                            $10.369$13.554 $15.780  $17.373  $17.983
Number of Units Outstanding, End of Period                            817 20,444  36,016   21,900   11,785
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.106 $12.391  $12.775  $13.254
Accumulation Unit Value, End of Period                            $10.106$12.391 $12.775  $13.254  $13.718
Number of Units Outstanding, End of Period                            960 71,806  68,155   63,699   44,712
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.111  $12.119
Accumulation Unit Value, End of Period                                 --     -- $11.111  $12.119  $12.482
Number of Units Outstanding, End of Period                             --     --   1,623    8,801    1,305
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.324  $11.573
Accumulation Unit Value, End of Period                                 --     -- $11.324  $11.573  $13.184
Number of Units Outstanding, End of Period                             --     --   6,474   45,332   67,014
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000$10.649 $13.347  $14.951  $16.103
Accumulation Unit Value, End of Period                            $10.649$13.347 $14.951  $16.103  $18.333
Number of Units Outstanding, End of Period                              0 66,674  89,875   87,198   55,643
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.000 $10.000   $9.870   $9.924
Accumulation Unit Value, End of Period                                 --$10.000  $9.870   $9.924  $10.148
Number of Units Outstanding, End of Period                             --      0   4,113   12,546   14,647
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $9.407 $11.731  $12.295  $12.992
Accumulation Unit Value, End of Period                             $9.407$11.731 $12.295  $12.992  $13.088
Number of Units Outstanding, End of Period                            327 18,129  35,057   23,352   17,013
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000$11.056 $13.865  $14.982  $16.492
Accumulation Unit Value, End of Period                            $11.056$13.865 $14.982  $16.492  $17.939
Number of Units Outstanding, End of Period                              0  1,331   2,913   22,074    7,160
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.948  $11.540
Accumulation Unit Value, End of Period                                 --     -- $10.948  $11.540  $12.753
Number of Units Outstanding, End of Period                             --     --       0    8,590   10,855
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.745  $12.205
Accumulation Unit Value, End of Period                                 --     -- $10.745  $12.205  $12.473
Number of Units Outstanding, End of Period                             --     --  14,171   10,339    6,302
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.720  $12.152
Accumulation Unit Value, End of Period                                 --     -- $10.720  $12.152  $12.383
Number of Units Outstanding, End of Period                             --     --       0        0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$10.000 $10.000  $11.069  $12.168
Accumulation Unit Value, End of Period                                 --$10.000 $11.069  $12.168  $14.514
Number of Units Outstanding, End of Period                             --      0   1,992   18,939   16,588
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --   $9.816
Number of Units Outstanding, End of Period                             --     --      --       --    2,576
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$10.000 $13.570  $15.845  $17.558
Accumulation Unit Value, End of Period                                 --$13.570 $15.845  $17.558  $19.276
Number of Units Outstanding, End of Period                             --      0     143      442      440
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.287  $12.444
Accumulation Unit Value, End of Period                                 --     -- $11.287  $12.444  $14.744
Number of Units Outstanding, End of Period                             --     --  24,180   20,008   12,817
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.281  $12.419
Accumulation Unit Value, End of Period                                 --     -- $11.281  $12.419  $14.705
Number of Units Outstanding, End of Period                             --     --     835    4,441    7,945
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000$10.697 $14.502  $19.370  $22.200
Accumulation Unit Value, End of Period                            $10.697$14.502 $19.370  $22.200  $30.002
Number of Units Outstanding, End of Period                            547 23,937  22,777   34,848   18,684



* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate  Advisor  Preferred  Contracts  with 3 Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,           2002    2003    2004    2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.249
Number of Units Outstanding, End of Period                             --      --      --      --   95,022
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.440
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.470
Number of Units Outstanding, End of Period                             --      --      --      --      510
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.479
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.331
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.726
Number of Units Outstanding, End of Period                             --      --      --      --    1,963
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.802
Number of Units Outstanding, End of Period                             --      --      --      --   11,397
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.858
Number of Units Outstanding, End of Period                             --      --      --      --   14,676
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.707 $13.380 $14.520  $14.747
Accumulation Unit Value, End of Period                                 -- $13.380 $14.520 $14.747  $16.894
Number of Units Outstanding, End of Period                             -- 106,640 168,320 201,833  188,552
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.217  $11.183
Accumulation Unit Value, End of Period                                 --      -- $11.217 $11.183  $12.973
Number of Units Outstanding, End of Period                             --      --  40,765 252,900  387,564
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.517  $10.428
Accumulation Unit Value, End of Period                                 --      -- $10.517 $10.428  $11.347
Number of Units Outstanding, End of Period                             --      --   2,065 114,186  231,859
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.830 $15.530 $16.985  $17.463
Accumulation Unit Value, End of Period                                 -- $15.530 $16.985 $17.463  $18.623
Number of Units Outstanding, End of Period                             --       0     364     278        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.048 $14.549 $17.664  $18.850
Accumulation Unit Value, End of Period                                 -- $14.549 $17.664 $18.850  $21.636
Number of Units Outstanding, End of Period                             --  41,983  79,024 115,437  129,132
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.232  $10.280
Accumulation Unit Value, End of Period                                 --      -- $10.232 $10.280  $10.492
Number of Units Outstanding, End of Period                             --      --  12,386  58,153   60,733
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.996
Number of Units Outstanding, End of Period                             --      --      --      --   28,333
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.608 $12.675 $14.006  $15.193
Accumulation Unit Value, End of Period                                 -- $12.675 $14.006 $15.193  $17.646
Number of Units Outstanding, End of Period                             -- 139,012 246,897 320,928  360,228
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.684 $16.859 $20.628  $25.790
Accumulation Unit Value, End of Period                                 -- $16.859 $20.628 $25.790  $32.412
Number of Units Outstanding, End of Period                             --   4,660  27,210  46,520   57,030
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.385 $13.586 $15.799  $17.078
Accumulation Unit Value, End of Period                                 -- $13.586 $15.799 $17.078  $20.349
Number of Units Outstanding, End of Period                             --   8,491  46,831 110,590  175,585
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.592 $12.877 $14.495  $13.784
Accumulation Unit Value, End of Period                                 -- $12.877 $14.495 $13.784  $15.251
Number of Units Outstanding, End of Period                             --       0       0       0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.904  $11.442
Accumulation Unit Value, End of Period                                 --      -- $10.904 $11.442  $12.870
Number of Units Outstanding, End of Period                             --      --     782  40,156   42,869
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.355  $10.292
Accumulation Unit Value, End of Period                                 --      -- $10.355 $10.292  $11.040
Number of Units Outstanding, End of Period                             --      --   1,618  67,321  114,882
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.888  $11.029
Accumulation Unit Value, End of Period                                 --      -- $10.888 $11.029  $12.691
Number of Units Outstanding, End of Period                             --      --  16,320  57,442   96,962
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.136  $11.431
Accumulation Unit Value, End of Period                                 --      -- $11.136 $11.431  $12.101
Number of Units Outstanding, End of Period                             --      --     229  31,434   32,210
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.119  $11.806
Accumulation Unit Value, End of Period                                 --      -- $11.119 $11.806  $13.001
Number of Units Outstanding, End of Period                             --      --   6,222 119,670  188,920
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.113 $13.083 $14.093  $14.335
Accumulation Unit Value, End of Period                                 -- $13.083 $14.093 $14.335  $15.592
Number of Units Outstanding, End of Period                             --  58,873 116,357 132,273  117,082
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.102 $10.102  $10.143
Accumulation Unit Value, End of Period                                 --      -- $10.102 $10.143  $10.443
Number of Units Outstanding, End of Period                             --      --   2,147  10,017   98,550
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000 $12.273 $12.837  $13.208
Accumulation Unit Value, End of Period                                 -- $12.273 $12.837 $13.208  $13.954
Number of Units Outstanding, End of Period                             --  72,134 113,530 192,147  203,721
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.087 $14.222 $16.587  $18.563
Accumulation Unit Value, End of Period                                 -- $14.222 $16.587 $18.563  $21.375
Number of Units Outstanding, End of Period                             --  18,054  39,482  47,693   56,569
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.737 $12.737 $13.811  $13.822
Accumulation Unit Value, End of Period                                 -- $12.946 $13.811 $13.822  $14.813
Number of Units Outstanding, End of Period                             --  26,448  75,167  96,810   87,751
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.468 $12.623 $13.517  $14.023
Accumulation Unit Value, End of Period                                 -- $12.623 $13.517 $14.023  $15.790
Number of Units Outstanding, End of Period                             --  58,438 137,524 220,347  267,841
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.719 $14.650 $17.130  $18.440
Accumulation Unit Value, End of Period                                 -- $14.650 $17.130 $18.440  $20.745
Number of Units Outstanding, End of Period                             --  26,125  48,101 100,152   99,257
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.345 $12.379 $14.505  $15.938
Accumulation Unit Value, End of Period                                 -- $12.379 $14.093 $15.938  $16.060
Number of Units Outstanding, End of Period                             --  57,983 116,357  48,893   53,784
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.252 $12.126 $12.900  $12.971
Accumulation Unit Value, End of Period                                 -- $12.126 $12.900 $12.971  $13.647
Number of Units Outstanding, End of Period                             --  54,870 166,406 250,821  289,729
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.757 $12.421 $13.297  $13.956
Accumulation Unit Value, End of Period                                 -- $12.421 $13.297 $13.956  $15.453
Number of Units Outstanding, End of Period                             --  20,605  34,170  41,881   60,615
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.998 $13.493 $14.709  $15.186
Accumulation Unit Value, End of Period                                 -- $13.493 $14.709 $15.186  $17.270
Number of Units Outstanding, End of Period                             --  41,372  91,586  99,147   80,694
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.238 $11.238 $11.868  $13.181
Accumulation Unit Value, End of Period                                 -- $11.292 $11.868 $13.181  $13.294
Number of Units Outstanding, End of Period                             --  25,169  40,280  37,614   18,764
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.871 $13.333 $14.460  $14.626
Accumulation Unit Value, End of Period                                 -- $13.333 $14.460 $14.626  $15.861
Number of Units Outstanding, End of Period                             --  59,202  86,839 103,679   90,218
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.361 $10.433 $10.689  $10.736
Accumulation Unit Value, End of Period                                 -- $10.433 $10.689 $10.736  $11.009
Number of Units Outstanding, End of Period                             --  96,913 121,090 217,515  273,762
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.586 $13.370 $15.242  $16.778
Accumulation Unit Value, End of Period                                 -- $13.370 $15.242 $16.778  $21.025
Number of Units Outstanding, End of Period                             --  24,552  44,477  61,105   77,418
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.697 $12.980 $14.344  $15.313
Accumulation Unit Value, End of Period                                 -- $12.980 $14.344 $15.313  $17.118
Number of Units Outstanding, End of Period                             --  12,684  15,786  22,962   31,435
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.942  $9.844  $9.721   $9.779
Accumulation Unit Value, End of Period                                 --  $9.844  $9.721  $9.779  $10.017
Number of Units Outstanding, End of Period                             --  55,489 101,571 152,666  361,573
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.984 $13.484 $14.592  $15.750
Accumulation Unit Value, End of Period                                 -- $13.484 $14.592 $15.750  $16.775
Number of Units Outstanding, End of Period                             --  14,480  23,310  21,483   10,779
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.326 $14.560 $16.489  $17.132
Accumulation Unit Value, End of Period                                 -- $14.560 $16.489 $17.132  $19.501
Number of Units Outstanding, End of Period                             --   7,769  31,282  75,938  107,474
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.846 $13.083 $13.807  $14.225
Accumulation Unit Value, End of Period                                 -- $13.083 $13.807 $14.225  $15.536
Number of Units Outstanding, End of Period                             --  13,274  15,197  14,148    7,965
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.687 $12.072 $12.816  $13.077
Accumulation Unit Value, End of Period                                 -- $12.072 $12.816 $13.077  $14.360
Number of Units Outstanding, End of Period                             --  49,138  73,484  91,875   90,231
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $11.652 $14.045 $16.755  $17.849
Accumulation Unit Value, End of Period                                 -- $14.045 $16.755 $17.849  $22.247
Number of Units Outstanding, End of Period                             --   6,117  11,257  10,843   10,360
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.803 $13.549 $15.767  $17.349
Accumulation Unit Value, End of Period                                 -- $13.549 $15.767 $17.349  $17.950
Number of Units Outstanding, End of Period                             --  15,849  17,896  21,013   12,560
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.583 $12.387 $12.764  $13.237
Accumulation Unit Value, End of Period                                 -- $12.387 $12.764 $13.237  $13.693
Number of Units Outstanding, End of Period                             --  76,715 111,836 119,635  113,668
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.107  $12.109
Accumulation Unit Value, End of Period                                 --      -- $11.107 $12.109  $12.465
Number of Units Outstanding, End of Period                             --      --  28,829  29,073   32,827
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.320  $11.563
Accumulation Unit Value, End of Period                                 --      -- $11.320 $11.563  $13.166
Number of Units Outstanding, End of Period                             --      --  26,034 114,241  173,439
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.784 $13.342 $14.938  $16.081
Accumulation Unit Value, End of Period                                 -- $13.342 $14.938 $16.081  $18.299
Number of Units Outstanding, End of Period                             --  81,920 116,195 158,780  168,659
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000 $10.000  $9.865   $9.914
Accumulation Unit Value, End of Period                                 -- $10.000  $9.865  $9.914  $10.133
Number of Units Outstanding, End of Period                             --       0  54,623  78,315  103,626
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.934 $11.727 $12.285  $12.974
Accumulation Unit Value, End of Period                                 -- $11.727 $12.285 $12.974  $13.064
Number of Units Outstanding, End of Period                             --  19,952  40,948  57,708   55,144
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $12.295 $13.861 $14.969  $16.470
Accumulation Unit Value, End of Period                                 -- $13.861 $14.969 $16.470  $17.905
Number of Units Outstanding, End of Period                             --   2,023  14,959  25,358   27,849
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.944  $11.531
Accumulation Unit Value, End of Period                                 --      -- $10.944 $11.531  $12.736
Number of Units Outstanding, End of Period                             --      --   9,635  34,872   67,320
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.741  $12.195
Accumulation Unit Value, End of Period                                 --      -- $10.741 $12.195  $12.456
Number of Units Outstanding, End of Period                             --      --  42,054  72,168   63,726
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.716  $12.142
Accumulation Unit Value, End of Period                                 --      -- $10.716 $12.142  $12.367
Number of Units Outstanding, End of Period                             --      --   6,894   7,641    5,919
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000 $10.000 $11.064  $12.155
Accumulation Unit Value, End of Period                                 -- $10.000 $11.064 $12.155  $14.491
Number of Units Outstanding, End of Period                             --       0  11,362  72,263  120,934
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.813
Number of Units Outstanding, End of Period                             --      --      --      --   30,168
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000 $13.566 $15.831  $17.534
Accumulation Unit Value, End of Period                                 -- $13.566 $15.831 $17.534  $19.240
Number of Units Outstanding, End of Period                             --   8,142  14,958  16,106   16,458
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.283  $12.433
Accumulation Unit Value, End of Period                                 --      -- $11.283 $12.433  $14.724
Number of Units Outstanding, End of Period                             --      -- 107,936  60,263   52,225
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.277  $12.408
Accumulation Unit Value, End of Period                                 --      -- $11.277 $12.408  $14.685
Number of Units Outstanding, End of Period                             --      --   8,383  14,350   48,721
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $11.385 $14.497 $19.354  $22.170
Accumulation Unit Value, End of Period                                 -- $14.497 $19.354 $22.170  $29.946
Number of Units Outstanding, End of Period                             --  22,762  47,604  68,844   74,616



* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








Allstate  Advisor  Preferred  Contracts  with 3 Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 0-70))


For the Years Beginning January 1* and Ending December 31,         2002     2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.245
Number of Units Outstanding, End of Period                           --       --      --       --    1,628
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.437
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.466
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.475
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.327
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.723
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.798
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.855
Number of Units Outstanding, End of Period                           --       --      --       --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.845 $13.368  $14.500  $14.719
Accumulation Unit Value, End of Period                          $10.845  $13.368 $14.500  $14.719  $16.853
Number of Units Outstanding, End of Period                            0    2,409   3,296    3,246    2,364
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.214  $11.173
Accumulation Unit Value, End of Period                               --       -- $11.214  $11.173  $12.956
Number of Units Outstanding, End of Period                           --       --     331    3,228    4,677
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.516  $10.422
Accumulation Unit Value, End of Period                               --       -- $10.516  $10.422  $11.334
Number of Units Outstanding, End of Period                           --       --       0        0        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000  $11.529 $15.516  $16.961  $17.429
Accumulation Unit Value, End of Period                          $11.529  $15.516 $16.961  $17.429  $18.578
Number of Units Outstanding, End of Period                          466      466       4        4        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $11.219 $14.536  $17.639  $18.814
Accumulation Unit Value, End of Period                          $11.219  $14.536 $17.639  $18.814  $21.583
Number of Units Outstanding, End of Period                            0    2,809   2,892    2,831    1,460
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.228  $10.272
Accumulation Unit Value, End of Period                               --       -- $10.228  $10.272  $10.477
Number of Units Outstanding, End of Period                           --       --       0        0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.992
Number of Units Outstanding, End of Period                           --       --      --       --      264
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.319 $12.663  $13.986  $15.164
Accumulation Unit Value, End of Period                          $10.319  $12.663 $13.986  $15.164  $17.603
Number of Units Outstanding, End of Period                            0    2,593   3,452    4,085    3,340
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $11.227 $16.844  $20.599  $25.741
Accumulation Unit Value, End of Period                          $11.227  $16.844 $20.599  $25.741  $32.334
Number of Units Outstanding, End of Period                            0        0     140      111      105
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.470 $13.574  $15.777  $17.045
Accumulation Unit Value, End of Period                          $10.470  $13.574 $15.777  $17.045  $20.300
Number of Units Outstanding, End of Period                            0      660   1,313    1,642    2,456
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.715 $12.865  $14.475  $13.758
Accumulation Unit Value, End of Period                          $10.715  $12.865 $14.475  $13.758  $15.214
Number of Units Outstanding, End of Period                            0        0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.902  $11.435
Accumulation Unit Value, End of Period                               --       -- $10.902  $11.435  $12.855
Number of Units Outstanding, End of Period                           --       --       0      444      431
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.353  $10.286
Accumulation Unit Value, End of Period                               --       -- $10.353  $10.286  $11.028
Number of Units Outstanding, End of Period                           --       --       0        0        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.886  $11.022
Accumulation Unit Value, End of Period                               --       -- $10.886  $11.022  $12.676
Number of Units Outstanding, End of Period                           --       --       0        0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.134  $11.424
Accumulation Unit Value, End of Period                               --       -- $11.134  $11.424  $12.087
Number of Units Outstanding, End of Period                           --       --       0        0      459
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.117  $11.799
Accumulation Unit Value, End of Period                               --       -- $11.117  $11.799  $12.986
Number of Units Outstanding, End of Period                           --       --       0      266      264
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.690 $13.071  $14.073  $14.307
Accumulation Unit Value, End of Period                          $10.690  $13.071 $14.073  $14.307  $15.554
Number of Units Outstanding, End of Period                          939    1,175   1,221    1,088      627
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.101  $10.137
Accumulation Unit Value, End of Period                               --       -- $10.101  $10.137  $10.431
Number of Units Outstanding, End of Period                           --       --       0        0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $12.268  $12.826  $13.190
Accumulation Unit Value, End of Period                               --  $12.268 $12.826  $13.190  $13.928
Number of Units Outstanding, End of Period                           --    2,307   2,327    2,400    1,333
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.143 $14.209  $16.564  $18.527
Accumulation Unit Value, End of Period                          $10.143  $14.209 $16.564  $18.527  $21.324
Number of Units Outstanding, End of Period                            0      279     704      680      583
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.655 $12.935  $13.792  $13.796
Accumulation Unit Value, End of Period                          $10.655  $12.935 $13.792  $13.796  $14.777
Number of Units Outstanding, End of Period                            0      237     466      463        0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.172 $12.611  $13.498  $13.997
Accumulation Unit Value, End of Period                          $10.172  $12.611 $13.498  $13.997  $15.751
Number of Units Outstanding, End of Period                          901    3,165   2,743    2,591    2,060
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.348 $14.637  $17.106  $18.405
Accumulation Unit Value, End of Period                          $10.348  $14.637 $17.106  $18.405  $20.695
Number of Units Outstanding, End of Period                            0      105   1,048      764      517
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.055 $12.368  $14.485  $15.907
Accumulation Unit Value, End of Period                          $10.055  $12.368 $14.485  $15.907  $16.021
Number of Units Outstanding, End of Period                            0      409       0        0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.545 $12.115  $12.882  $12.946
Accumulation Unit Value, End of Period                          $10.545  $12.115 $12.882  $12.946  $13.614
Number of Units Outstanding, End of Period                        1,215    3,691   6,403    6,061    3,055
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.382 $12.410  $13.278  $13.929
Accumulation Unit Value, End of Period                          $10.382  $12.410 $13.278  $13.929  $15.416
Number of Units Outstanding, End of Period                            0    1,426   2,327    2,588    2,580
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.792 $13.481  $14.688  $15.157
Accumulation Unit Value, End of Period                          $10.792  $13.481 $14.688  $15.157  $17.229
Number of Units Outstanding, End of Period                           54    3,423   2,979    2,936    1,219
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $9.718 $11.282  $11.852  $13.156
Accumulation Unit Value, End of Period                           $9.718  $11.282 $11.852  $13.156  $13.262
Number of Units Outstanding, End of Period                            0      472     483      443      463
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.735 $13.321  $14.440  $14.599
Accumulation Unit Value, End of Period                          $10.735  $13.321 $14.440  $14.599  $15.823
Number of Units Outstanding, End of Period                            0      721   2,067   19,321   18,522
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.179 $10.424  $10.674  $10.715
Accumulation Unit Value, End of Period                          $10.179  $10.424 $10.674  $10.715  $10.983
Number of Units Outstanding, End of Period                          674    5,912   5,061    5,373    1,540
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.598 $13.358  $15.220  $16.746
Accumulation Unit Value, End of Period                          $10.598  $13.358 $15.220  $16.746  $20.975
Number of Units Outstanding, End of Period                            0      892   1,615    1,937    1,510
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.401 $12.968  $14.324  $15.284
Accumulation Unit Value, End of Period                          $10.401  $12.968 $14.324  $15.284  $17.076
Number of Units Outstanding, End of Period                            0        0       0        0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $9.979  $9.835   $9.708   $9.761
Accumulation Unit Value, End of Period                           $9.979   $9.835  $9.708   $9.761   $9.993
Number of Units Outstanding, End of Period                            0      265   2,737    2,812    2,609
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.373 $13.472  $14.572  $15.720
Accumulation Unit Value, End of Period                          $10.373  $13.472 $14.572  $15.720  $16.735
Number of Units Outstanding, End of Period                            0        0       0        0        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $11.198 $14.547  $16.466  $17.099
Accumulation Unit Value, End of Period                          $11.198  $14.547 $16.466  $17.099  $19.453
Number of Units Outstanding, End of Period                            0        0   1,287    1,026      857
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.636 $13.072  $13.787  $14.198
Accumulation Unit Value, End of Period                          $10.636  $13.072 $13.787  $14.198  $15.499
Number of Units Outstanding, End of Period                            0      200       0        0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.509 $12.061  $12.798  $13.052
Accumulation Unit Value, End of Period                          $10.509  $12.061 $12.798  $13.052  $14.326
Number of Units Outstanding, End of Period                            0    2,690   3,984    3,849    3,331
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $11.464 $14.032  $16.732  $17.815
Accumulation Unit Value, End of Period                          $11.464  $14.032 $16.732  $17.815  $22.194
Number of Units Outstanding, End of Period                            0        0       0        0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.367 $13.537  $15.745  $17.316
Accumulation Unit Value, End of Period                          $10.367  $13.537 $15.745  $17.316  $17.907
Number of Units Outstanding, End of Period                            0    2,118   1,673    1,617      569
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.103 $12.376  $12.746  $13.211
Accumulation Unit Value, End of Period                          $10.103  $12.376 $12.746  $13.211  $13.660
Number of Units Outstanding, End of Period                          890    5,279   6,442    5,936    3,934
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.103  $12.099
Accumulation Unit Value, End of Period                               --       -- $11.103  $12.099  $12.449
Number of Units Outstanding, End of Period                           --       --     666      623      602
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.316  $11.554
Accumulation Unit Value, End of Period                               --       -- $11.316  $11.554  $13.148
Number of Units Outstanding, End of Period                           --       --       0      499      496
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $10.647 $13.330  $14.917  $16.051
Accumulation Unit Value, End of Period                          $10.647  $13.330 $14.917  $16.051  $18.254
Number of Units Outstanding, End of Period                            0    2,415   4,190    4,064    3,867
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000   $9.860   $9.904
Accumulation Unit Value, End of Period                               --  $10.000  $9.860   $9.904  $10.117
Number of Units Outstanding, End of Period                           --        0   1,795    1,761    1,804
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $9.405 $11.716  $12.268  $12.949
Accumulation Unit Value, End of Period                           $9.405  $11.716 $12.268  $12.949  $13.032
Number of Units Outstanding, End of Period                            0      896   1,342    1,410    1,207
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000  $11.053 $13.848  $14.948  $16.438
Accumulation Unit Value, End of Period                          $11.053  $13.848 $14.948  $16.438  $17.862
Number of Units Outstanding, End of Period                            0        0     934      853      839
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.941  $11.521
Accumulation Unit Value, End of Period                               --       -- $10.941  $11.521  $12.719
Number of Units Outstanding, End of Period                           --       --       0      441      435
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.738  $12.184
Accumulation Unit Value, End of Period                               --       -- $10.738  $12.184  $12.439
Number of Units Outstanding, End of Period                           --       --     856      752        0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.712  $12.131
Accumulation Unit Value, End of Period                               --       -- $10.712  $12.131  $12.350
Number of Units Outstanding, End of Period                           --       --      82       76       80
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000  $11.058  $12.143
Accumulation Unit Value, End of Period                               --  $10.000 $11.058  $12.143  $14.469
Number of Units Outstanding, End of Period                           --        0       0      357      355
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --       --      --   $0.000  $10.000
Accumulation Unit Value, End of Period                               --       --      --   $0.000   $9.809
Number of Units Outstanding, End of Period                           --       --      --        0        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $13.561  $15.818  $17.510
Accumulation Unit Value, End of Period                               --  $13.561 $15.818  $17.510  $19.204
Number of Units Outstanding, End of Period                           --      418     361      359      357
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.280  $12.423
Accumulation Unit Value, End of Period                               --       -- $11.280  $12.423  $14.704
Number of Units Outstanding, End of Period                           --       --   1,270      442      398
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.273  $12.398
Accumulation Unit Value, End of Period                               --       -- $11.273  $12.398  $14.665
Number of Units Outstanding, End of Period                           --       --       0        0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000  $10.695 $14.484  $19.327  $22.128
Accumulation Unit Value, End of Period                          $10.695  $14.484 $19.327  $22.128  $29.874
Number of Units Outstanding, End of Period                            0      688   1,360    1,220    1,114



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital
Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT
Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP
Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT
Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income (5)
Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series -
All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and
Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap
Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) -
Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income -
Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2
Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP
Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class
2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003) or (With the Enhanced Beneficiary Protection
(Annual Increase) Option added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,           2002     2003     2004    2005   2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.242
Number of Units Outstanding, End of Period                             --       --       --      --  8,349
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.433
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.463
Number of Units Outstanding, End of Period                             --       --       --      --  6,764
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.472
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.324
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.720
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.794
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.852
Number of Units Outstanding, End of Period                             --       --       --      --  1,804
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.844  $13.359 $14.483$14.695
Accumulation Unit Value, End of Period                            $10.844  $13.359  $14.483 $14.695$16.817
Number of Units Outstanding, End of Period                              0   98,148  109,227 113,871 94,459
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.210$11.164
Accumulation Unit Value, End of Period                                 --       --  $11.210 $11.164$12.938
Number of Units Outstanding, End of Period                             --       --   19,467  93,549138,742
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.515$10.415
Accumulation Unit Value, End of Period                                 --       --  $10.515 $10.415$11.321
Number of Units Outstanding, End of Period                             --       --    1,154  37,142 68,499
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000  $11.528  $15.507 $16.942$17.401
Accumulation Unit Value, End of Period                            $11.528  $15.507  $16.942 $17.401$18.538
Number of Units Outstanding, End of Period                            536    9,198    6,656   6,326  3,227
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $11.218  $14.527 $17.619$18.784
Accumulation Unit Value, End of Period                            $11.218  $14.527  $17.619 $18.784$21.537
Number of Units Outstanding, End of Period                            819   35,922   47,975  55,040 45,665
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.225$10.263
Accumulation Unit Value, End of Period                                 --       --  $10.225 $10.263$10.463
Number of Units Outstanding, End of Period                             --       --      176   1,854  5,117
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.989
Number of Units Outstanding, End of Period                             --       --       --      --  2,210
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.318  $12.656 $13.971$15.139
Accumulation Unit Value, End of Period                            $10.318  $12.656  $13.971 $15.139$17.566
Number of Units Outstanding, End of Period                          3,032   83,235  103,523 120,949141,029
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $11.226  $16.833 $20.576$25.699
Accumulation Unit Value, End of Period                            $11.226  $16.833  $20.576 $25.699$32.264
Number of Units Outstanding, End of Period                              0   17,819    8,488  12,992 11,880
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.468  $13.564 $15.759$17.017
Accumulation Unit Value, End of Period                            $10.468  $13.564  $15.759 $17.017$20.256
Number of Units Outstanding, End of Period                              0   14,556   24,268  39,542 48,162
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000  $10.714  $12.857 $14.458$13.735
Accumulation Unit Value, End of Period                            $10.714  $12.857  $14.458 $13.735$15.182
Number of Units Outstanding, End of Period                              0    1,912    1,903   1,874  1,864
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.901$11.427
Accumulation Unit Value, End of Period                                 --       --  $10.901 $11.427$12.840
Number of Units Outstanding, End of Period                             --       --    1,104   3,666  5,910
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.352$10.279
Accumulation Unit Value, End of Period                                 --       --  $10.352 $10.279$11.015
Number of Units Outstanding, End of Period                             --       --        0  11,747 33,173
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.885$11.015
Accumulation Unit Value, End of Period                                 --       --  $10.885 $11.015$12.662
Number of Units Outstanding, End of Period                             --       --    2,680   6,703 12,101
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.133$11.417
Accumulation Unit Value, End of Period                                 --       --  $11.133 $11.417$12.073
Number of Units Outstanding, End of Period                             --       --    1,325   4,636  7,789
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.116$11.791
Accumulation Unit Value, End of Period                                 --       --  $11.116 $11.791$12.971
Number of Units Outstanding, End of Period                             --       --    6,288  49,961 64,141
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.689  $13.063 $14.057$14.284
Accumulation Unit Value, End of Period                            $10.689  $13.063  $14.057 $14.284$15.521
Number of Units Outstanding, End of Period                              0   56,222   55,093  33,413 24,243
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.100$10.130
Accumulation Unit Value, End of Period                                 --       --  $10.100 $10.130$10.419
Number of Units Outstanding, End of Period                             --       --        0   1,655 11,977
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.000  $12.264 $12.815$13.172
Accumulation Unit Value, End of Period                                 --  $12.264  $12.815 $13.172$13.902
Number of Units Outstanding, End of Period                             --   39,151   55,273  64,277 62,970
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.141  $14.200 $16.545$18.497
Accumulation Unit Value, End of Period                            $10.141  $14.200  $16.545 $18.497$21.278
Number of Units Outstanding, End of Period                              0   23,494   30,535  26,045 26,606
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.654  $12.927 $13.776$13.773
Accumulation Unit Value, End of Period                            $10.654  $12.927  $13.776 $13.773$14.746
Number of Units Outstanding, End of Period                              0    9,106   29,027  30,149 29,398
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.170  $12.604 $13.482$13.974
Accumulation Unit Value, End of Period                            $10.170  $12.604  $13.482 $13.974$15.718
Number of Units Outstanding, End of Period                              0   39,002   57,144  86,787 90,105
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.347  $14.628 $17.087$18.375
Accumulation Unit Value, End of Period                            $10.347  $14.628  $17.087 $18.375$20.650
Number of Units Outstanding, End of Period                              0   21,810   25,997  22,447 26,846
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.054  $12.361 $14.469$15.881
Accumulation Unit Value, End of Period                            $10.054  $12.361  $14.469 $15.881$15.986
Number of Units Outstanding, End of Period                              0    7,210   11,487  16,172 14,857
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.544  $12.108 $12.868$12.925
Accumulation Unit Value, End of Period                            $10.544  $12.108  $12.868 $12.925$13.585
Number of Units Outstanding, End of Period                            563   72,736   80,666 114,915120,111
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.381  $12.402 $13.263$13.906
Accumulation Unit Value, End of Period                            $10.381  $12.402  $13.263 $13.906$15.383
Number of Units Outstanding, End of Period                              0    4,970    4,618   4,589  5,394
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.791  $13.472 $14.671$15.132
Accumulation Unit Value, End of Period                            $10.791  $13.472  $14.671 $15.132$17.192
Number of Units Outstanding, End of Period                          5,783   25,332   30,215  27,204 20,592
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000   $9.717  $11.275 $11.838$13.135
Accumulation Unit Value, End of Period                             $9.717  $11.275  $11.838 $13.135$13.234
Number of Units Outstanding, End of Period                              0   12,431   14,033  12,390 11,694
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.734  $13.312 $14.423$14.575
Accumulation Unit Value, End of Period                            $10.734  $13.312  $14.423 $14.575$15.789
Number of Units Outstanding, End of Period                              0   15,420   20,210  27,501 34,430
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.178  $10.417 $10.662$10.697
Accumulation Unit Value, End of Period                            $10.178  $10.417  $10.662 $10.697$10.959
Number of Units Outstanding, End of Period                            582   55,791   78,829 106,842121,324
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.597  $13.350 $15.203$16.719
Accumulation Unit Value, End of Period                            $10.597  $13.350  $15.203 $16.719$20.930
Number of Units Outstanding, End of Period                          3,291   15,589   20,950  21,198 21,423
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.400  $12.960 $14.308$15.259
Accumulation Unit Value, End of Period                            $10.400  $12.960  $14.308 $15.259$17.040
Number of Units Outstanding, End of Period                          2,980   11,476   11,443  11,807 11,544
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000   $9.978   $9.829  $9.697 $9.745
Accumulation Unit Value, End of Period                             $9.978   $9.829   $9.697  $9.745 $9.971
Number of Units Outstanding, End of Period                         29,772   76,158   92,625 120,835125,915
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000  $10.372  $13.463 $14.556$15.694
Accumulation Unit Value, End of Period                            $10.372  $13.463  $14.556 $15.694$16.699
Number of Units Outstanding, End of Period                          1,190   13,721    9,967  10,189 10,261
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $11.197  $14.539 $16.447$17.071
Accumulation Unit Value, End of Period                            $11.197  $14.539  $16.447 $17.071$19.412
Number of Units Outstanding, End of Period                              0   18,747   17,723  23,253 25,548
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000  $10.635  $13.064 $13.772$14.175
Accumulation Unit Value, End of Period                            $10.635  $13.064  $13.772 $14.175$15.465
Number of Units Outstanding, End of Period                          2,928    7,566    8,928   9,112  9,088
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.508  $12.054 $12.784$13.031
Accumulation Unit Value, End of Period                            $10.508  $12.054  $12.784 $13.031$14.295
Number of Units Outstanding, End of Period                          6,561   30,177   33,855  33,177 32,030
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000  $11.462  $14.023 $16.713$17.786
Accumulation Unit Value, End of Period                            $11.462  $14.023  $16.713 $17.786$22.146
Number of Units Outstanding, End of Period                              0    1,967    1,952   2,417  2,097
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.365  $13.529 $15.727$17.288
Accumulation Unit Value, End of Period                            $10.365  $13.529  $15.727 $17.288$17.868
Number of Units Outstanding, End of Period                            868   11,133   16,390  11,948  9,085
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.102  $12.368 $12.732$13.190
Accumulation Unit Value, End of Period                            $10.102  $12.368  $12.732 $13.190$13.631
Number of Units Outstanding, End of Period                            421   50,154   59,140  47,884 32,555
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.100$12.088
Accumulation Unit Value, End of Period                                 --       --  $11.100 $12.088$12.432
Number of Units Outstanding, End of Period                             --       --    7,590  14,568  5,685
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.312$11.544
Accumulation Unit Value, End of Period                                 --       --  $11.312 $11.544$13.130
Number of Units Outstanding, End of Period                             --       --    7,566  47,008 35,292
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $10.646  $13.322 $14.901$16.024
Accumulation Unit Value, End of Period                            $10.646  $13.322  $14.901 $16.024$18.215
Number of Units Outstanding, End of Period                              0   26,444   28,675  35,330 54,811
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.000  $10.000  $9.855 $9.894
Accumulation Unit Value, End of Period                                 --  $10.000   $9.855  $9.894$10.102
Number of Units Outstanding, End of Period                             --        0   24,474  87,757 58,215
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000   $9.404  $11.709 $12.254$12.928
Accumulation Unit Value, End of Period                             $9.404  $11.709  $12.254 $12.928$13.004
Number of Units Outstanding, End of Period                              0    9,965   22,713  25,995 24,678
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000  $11.052  $13.840 $14.932$16.411
Accumulation Unit Value, End of Period                            $11.052  $13.840  $14.932 $16.411$17.824
Number of Units Outstanding, End of Period                              0    2,341    4,599   9,801  5,072
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.937$11.511
Accumulation Unit Value, End of Period                                 --       --  $10.937 $11.511$12.702
Number of Units Outstanding, End of Period                             --       --    9,093   9,664 11,816
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.734$12.174
Accumulation Unit Value, End of Period                                 --       --  $10.734 $12.174$12.422
Number of Units Outstanding, End of Period                             --       --   16,233  18,196 14,406
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.709$12.121
Accumulation Unit Value, End of Period                                 --       --  $10.709 $12.121$12.333
Number of Units Outstanding, End of Period                             --       --    4,820   6,583  6,509
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $10.000  $10.000 $11.052$12.131
Accumulation Unit Value, End of Period                                 --  $10.000  $11.052 $12.131$14.447
Number of Units Outstanding, End of Period                             --        0    2,621  16,699 24,446
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.806
Number of Units Outstanding, End of Period                             --       --       --      --  3,567
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $10.000  $13.556 $15.804$17.487
Accumulation Unit Value, End of Period                                 --  $13.556  $15.804 $17.487$19.168
Number of Units Outstanding, End of Period                             --    5,693   10,396  13,315  6,208
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.276$12.412
Accumulation Unit Value, End of Period                                 --       --  $11.276 $12.412$14.684
Number of Units Outstanding, End of Period                             --       --   20,359  18,928 12,357
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.269$12.387
Accumulation Unit Value, End of Period                                 --       --  $11.269 $12.387$14.645
Number of Units Outstanding, End of Period                             --       --    3,037   3,525  6,065
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000  $10.694  $14.475 $19.305$22.091
Accumulation Unit Value, End of Period                            $10.694  $14.475  $10.305 $22.091$29.810
Number of Units Outstanding, End of Period                              0    9,704   26,449  41,004 37,124


* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary (Annual
Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income (5) Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
(Annual Increase) Option, added prior to May 1, 2003)


For the Years Beginning January 1* and Ending December 31,         2002      2003      2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.238
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.429
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.459
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.468
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.320
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.716
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.791
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.848
Number of Units Outstanding, End of Period                           --        --        --     --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.698   $13.355$14.471 $14.675
Accumulation Unit Value, End of Period                               --   $13.355   $14.471$14.675 $16.785
Number of Units Outstanding, End of Period                           --     3,365     3,311  3,335   1,929
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.206 $11.154
Accumulation Unit Value, End of Period                               --        --   $11.206$11.154 $12.920
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.513 $10.409
Accumulation Unit Value, End of Period                               --        --   $10.513$10.409 $11.308
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --   $11.821   $15.501$16.928 $17.377
Accumulation Unit Value, End of Period                               --   $15.501   $16.928$17.377 $18.503
Number of Units Outstanding, End of Period                           --     1,862         0      0       0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.039   $14.522$17.604 $18.758
Accumulation Unit Value, End of Period                               --   $14.522   $17.604$18.758 $21.497
Number of Units Outstanding, End of Period                           --     3,151     4,853  4,494   4,065
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.221 $10.254
Accumulation Unit Value, End of Period                               --        --   $10.221$10.254 $10.449
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.985
Number of Units Outstanding, End of Period                           --        --        --     --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.599   $12.651$13.959 $15.118
Accumulation Unit Value, End of Period                               --   $12.651   $13.959$15.118 $17.533
Number of Units Outstanding, End of Period                           --       227       224    208     193
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.674   $16.828$20.558 $25.664
Accumulation Unit Value, End of Period                               --   $16.828   $20.558$25.664 $32.204
Number of Units Outstanding, End of Period                           --         0         0     53     523
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.377   $13.561$15.746 $16.994
Accumulation Unit Value, End of Period                               --   $13.561   $15.746$16.994 $20.219
Number of Units Outstanding, End of Period                           --         0         0    237   1,672
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --   $11.583   $12.853$14.446 $13.716
Accumulation Unit Value, End of Period                               --   $12.853   $14.446$13.716 $15.154
Number of Units Outstanding, End of Period                           --         0         0      0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.899 $11.420
Accumulation Unit Value, End of Period                               --        --   $10.899$11.420 $12.826
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.351 $10.273
Accumulation Unit Value, End of Period                               --        --   $10.351$10.273 $11.003
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.884 $11.008
Accumulation Unit Value, End of Period                               --        --   $10.884$11.008 $12.647
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.132 $11.409
Accumulation Unit Value, End of Period                               --        --   $11.132$11.409 $12.060
Number of Units Outstanding, End of Period                           --        --         0     69   6,856
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.115 $11.784
Accumulation Unit Value, End of Period                               --        --   $11.115$11.784 $12.956
Number of Units Outstanding, End of Period                           --        --         0     45       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.104   $13.059$14.045 $14.265
Accumulation Unit Value, End of Period                               --   $13.059   $14.045$14.265 $15.492
Number of Units Outstanding, End of Period                           --         0         0      0       0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.099 $10.124
Accumulation Unit Value, End of Period                               --        --   $10.099$10.124 $10.407
Number of Units Outstanding, End of Period                           --        --         0      0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000   $12.260$12.805 $13.154
Accumulation Unit Value, End of Period                               --   $12.260   $12.805$13.154 $13.876
Number of Units Outstanding, End of Period                           --     2,809         0    694       0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.079   $14.195$16.531 $18.472
Accumulation Unit Value, End of Period                               --   $14.195   $16.531$18.472 $21.238
Number of Units Outstanding, End of Period                           --         0         0      0       0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.727   $12.922$13.764 $13.755
Accumulation Unit Value, End of Period                               --   $12.922   $13.764$13.755 $14.718
Number of Units Outstanding, End of Period                           --     8,760    16,336 16,798  13,757
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.460   $12.599$13.471 $13.955
Accumulation Unit Value, End of Period                               --   $12.599   $13.471$13.955 $15.688
Number of Units Outstanding, End of Period                           --       225       232    225     214
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.710   $14.623$17.072 $18.350
Accumulation Unit Value, End of Period                               --   $14.623   $17.072$18.350 $20.612
Number of Units Outstanding, End of Period                           --     2,065     1,909  1,935   1,878
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.337   $12.356$14.456 $15.860
Accumulation Unit Value, End of Period                               --   $12.356   $14.456$15.860 $15.957
Number of Units Outstanding, End of Period                           --     1,926     1,759  1,675   1,653
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.243   $12.104$12.857 $12.907
Accumulation Unit Value, End of Period                               --   $12.104   $12.857$12.907 $13.559
Number of Units Outstanding, End of Period                           --         0         0      0       0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.748   $12.398$13.252 $13.887
Accumulation Unit Value, End of Period                               --   $12.398   $13.252$13.887 $15.354
Number of Units Outstanding, End of Period                           --         0         0      0       0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.989   $13.468$14.659 $15.111
Accumulation Unit Value, End of Period                               --   $13.468   $14.659$15.111 $17.160
Number of Units Outstanding, End of Period                           --     3,461     3,469  3,408   1,860
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $10.230   $11.271$11.828 $13.117
Accumulation Unit Value, End of Period                               --   $11.271   $11.828$13.117 $13.209
Number of Units Outstanding, End of Period                           --     1,302     1,389  1,335   1,306
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.861   $13.308$14.411 $14.555
Accumulation Unit Value, End of Period                               --   $13.308   $14.411$14.555 $15.759
Number of Units Outstanding, End of Period                           --       208     3,139  3,098   3,081
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.352   $10.414$10.653 $10.683
Accumulation Unit Value, End of Period                               --   $10.414   $10.653$10.683 $10.939
Number of Units Outstanding, End of Period                           --     4,592     5,209  5,209   4,708
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.571   $13.345$15.190 $16.696
Accumulation Unit Value, End of Period                               --   $13.345   $15.190$16.696 $20.891
Number of Units Outstanding, End of Period                           --     2,239     2,343  2,016   1,654
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.688   $12.956$14.296 $15.238
Accumulation Unit Value, End of Period                               --   $12.956   $14.296$15.238 $17.008
Number of Units Outstanding, End of Period                           --       219       222    211     200
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --    $9.933    $9.826 $9.689  $9.732
Accumulation Unit Value, End of Period                               --    $9.826    $9.689 $9.732  $9.953
Number of Units Outstanding, End of Period                           --        61        73     79      81
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $10.975   $13.459$14.543 $15.673
Accumulation Unit Value, End of Period                               --   $13.459   $14.543$15.673 $16.668
Number of Units Outstanding, End of Period                           --         0         0      0       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.317   $14.533$16.433 $17.048
Accumulation Unit Value, End of Period                               --   $14.533   $16.433$17.048 $19.375
Number of Units Outstanding, End of Period                           --     8,832     8,984  8,415   7,438
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $10.837   $13.059$13.760 $14.156
Accumulation Unit Value, End of Period                               --   $13.059   $13.760$14.156 $15.436
Number of Units Outstanding, End of Period                           --         0         0      0       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.678   $12.050$12.773 $13.013
Accumulation Unit Value, End of Period                               --   $12.050   $12.773$13.013 $14.268
Number of Units Outstanding, End of Period                           --       233       239    237     235
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $10.989   $13.468$16.699 $17.762
Accumulation Unit Value, End of Period                               --   $13.468   $16.699$17.762 $22.105
Number of Units Outstanding, End of Period                           --     3,461         0      0       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.794   $13.524$15.713 $17.264
Accumulation Unit Value, End of Period                               --   $13.524   $15.713$17.264 $17.835
Number of Units Outstanding, End of Period                           --     3,164     3,459  2,997   2,790
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.575   $12.264$12.721 $13.172
Accumulation Unit Value, End of Period                               --   $12.264   $12.721$13.172 $13.605
Number of Units Outstanding, End of Period                           --    11,872    13,626 13,285  12,848
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.096 $12.078
Accumulation Unit Value, End of Period                               --        --   $11.096$12.078 $12.415
Number of Units Outstanding, End of Period                           --        --     2,235  2,204   2,300
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.309 $11.534
Accumulation Unit Value, End of Period                               --        --   $11.309$11.534 $13.112
Number of Units Outstanding, End of Period                           --        --         0    644       0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.775   $13.317$14.888 $16.003
Accumulation Unit Value, End of Period                               --   $13.317   $14.888$16.003 $18.181
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000   $10.000 $9.850  $9.884
Accumulation Unit Value, End of Period                               --   $10.000    $9.850 $9.884 $10.086
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --    $9.925   $11.705$12.243 $12.911
Accumulation Unit Value, End of Period                               --   $11.705   $12.243$12.911 $12.980
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $12.285   $13.835$14.919 $16.389
Accumulation Unit Value, End of Period                               --   $13.835   $14.919$16.389 $17.790
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.933 $11.501
Accumulation Unit Value, End of Period                               --        --   $10.933$11.501 $12.684
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.730 $12.164
Accumulation Unit Value, End of Period                               --        --   $10.730$12.164 $12.405
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.705 $12.111
Accumulation Unit Value, End of Period                               --        --   $10.705$12.111 $12.316
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000   $10.000$11.047 $12.118
Accumulation Unit Value, End of Period                               --   $10.000   $11.047$12.118 $14.425
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.803
Number of Units Outstanding, End of Period                           --        --        --     --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000   $13.552$15.791 $17.463
Accumulation Unit Value, End of Period                               --   $13.552   $15.791$17.463 $19.132
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.272 $12.402
Accumulation Unit Value, End of Period                               --        --   $11.272$12.402 $14.664
Number of Units Outstanding, End of Period                           --        --     2,294  2,276   2,222
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.265 $12.377
Accumulation Unit Value, End of Period                               --        --   $11.265$12.377 $14.626
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $11.376   $14.470$19.288 $22.061
Accumulation Unit Value, End of Period                               --   $14.470   $19.288$22.061 $29.754
Number of Units Outstanding, End of Period                           --         0         0      0       0

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the Earnings
Protection Death Benefit Option (age 71-79)) or (With the MAV Death Benefit
Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70))

For the Years Beginning January 1* and Ending December 31,           2002    2003      2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.235
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.426
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.455
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.464
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.317
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.713
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.787
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.845
Number of Units Outstanding, End of Period                             --      --        --     --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.842   $13.343$14.451 $14.647
Accumulation Unit Value, End of Period                            $10.842 $13.343   $14.451$14.647 $16.745
Number of Units Outstanding, End of Period                              0   6,426     6,510  7,421     208
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.202 $11.145
Accumulation Unit Value, End of Period                                 --      --   $11.202$11.145 $12.903
Number of Units Outstanding, End of Period                             --      --         0  2,174     452
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.512 $10.402
Accumulation Unit Value, End of Period                                 --      --   $10.512$10.402 $11.295
Number of Units Outstanding, End of Period                             --      --     2,546  5,101       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.525   $15.487$16.904 $17.344
Accumulation Unit Value, End of Period                            $11.525 $15.487   $16.904$17.344 $18.459
Number of Units Outstanding, End of Period                              0     710       699    410     323
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.215   $14.509$17.579 $18.722
Accumulation Unit Value, End of Period                            $11.215 $14.509   $17.579$18.722 $21.445
Number of Units Outstanding, End of Period                              0   5,023     5,513  6,509       0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.218 $10.245
Accumulation Unit Value, End of Period                                 --      --   $10.218$10.245 $10.435
Number of Units Outstanding, End of Period                             --      --    44,845 45,581       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.981
Number of Units Outstanding, End of Period                             --      --        --     --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.315   $12.640$13.939 $15.089
Accumulation Unit Value, End of Period                            $10.315 $12.640   $13.939$15.089 $17.490
Number of Units Outstanding, End of Period                              0   9,005     9,265 10,039     257
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.223   $16.813$20.529 $25.615
Accumulation Unit Value, End of Period                            $11.223 $16.813   $20.529$25.615 $32.126
Number of Units Outstanding, End of Period                              0   1,398     1,470  1,211       0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.466   $13.549$15.724 $16.961
Accumulation Unit Value, End of Period                            $10.466 $13.549   $15.724$16.961 $20.170
Number of Units Outstanding, End of Period                              0   5,060    36,128 38,734     156
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.712   $12.841$14.426 $13.690
Accumulation Unit Value, End of Period                            $10.712 $12.841   $14.426$13.690 $15.117
Number of Units Outstanding, End of Period                              0       0         0      0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.898 $11.413
Accumulation Unit Value, End of Period                                 --      --   $10.898$11.413 $12.811
Number of Units Outstanding, End of Period                             --      --    87,927 89,292       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.349 $10.266
Accumulation Unit Value, End of Period                                 --      --   $10.349$10.266 $10.990
Number of Units Outstanding, End of Period                             --      --    44,723 45,957       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.882 $11.001
Accumulation Unit Value, End of Period                                 --      --   $10.882$11.001 $12.633
Number of Units Outstanding, End of Period                             --      --         0  1,379       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.130 $11.402
Accumulation Unit Value, End of Period                                 --      --   $11.130$11.402 $12.046
Number of Units Outstanding, End of Period                             --      --         0      0       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.113 $11.776
Accumulation Unit Value, End of Period                                 --      --   $11.113$11.776 $12.941
Number of Units Outstanding, End of Period                             --      --       963  4,779       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.687   $13.047$14.025 $14.237
Accumulation Unit Value, End of Period                            $10.687 $13.047   $14.025$14.237 $15.454
Number of Units Outstanding, End of Period                              0   3,436     3,614  4,702     166
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.097 $10.118
Accumulation Unit Value, End of Period                                 --      --   $10.097$10.118 $10.395
Number of Units Outstanding, End of Period                             --      --         0      0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000   $12.256$12.794 $13.136
Accumulation Unit Value, End of Period                                 -- $12.256   $12.794$13.136 $13.850
Number of Units Outstanding, End of Period                             --     184       506  1,441     319
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.139   $14.183$16.508 $18.437
Accumulation Unit Value, End of Period                            $10.139 $14.183   $16.508$18.437 $21.187
Number of Units Outstanding, End of Period                              0   3,340     3,388  3,080       0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.652   $12.911$13.745 $13.728
Accumulation Unit Value, End of Period                            $10.652 $12.911   $13.745$13.728 $14.682
Number of Units Outstanding, End of Period                              0     258     1,472  2,043     426
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.168   $12.588$13.452 $13.928
Accumulation Unit Value, End of Period                            $10.168 $12.588   $13.452$13.928 $15.650
Number of Units Outstanding, End of Period                              0   7,819     8,198 10,677     257
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.345   $14.610$17.048 $18.315
Accumulation Unit Value, End of Period                            $10.345 $14.610   $17.048$18.315 $20.562
Number of Units Outstanding, End of Period                              0   3,964     3,820  4,383     217
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.052   $12.345$14.436 $15.829
Accumulation Unit Value, End of Period                            $10.052 $12.345   $14.436$15.829 $15.918
Number of Units Outstanding, End of Period                              0   2,820     2,727  2,874     277
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.542   $12.093$12.839 $12.883
Accumulation Unit Value, End of Period                            $10.542 $12.093   $12.839$12.883 $13.527
Number of Units Outstanding, End of Period                              0   7,516    80,633 82,767       0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.379   $12.387$13.233 $13.861
Accumulation Unit Value, End of Period                            $10.379 $12.387   $13.233$13.861 $15.317
Number of Units Outstanding, End of Period                              0   2,817     2,809  2,801       0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.788   $13.456$14.638 $15.083
Accumulation Unit Value, End of Period                            $10.788 $13.456   $14.638$15.083 $17.118
Number of Units Outstanding, End of Period                              0     285       264    263       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000  $9.715   $11.261$11.812 $13.092
Accumulation Unit Value, End of Period                             $9.715 $11.261   $11.812$13.092 $13.177
Number of Units Outstanding, End of Period                              0     870       986    767       0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.731   $13.296$14.391 $14.527
Accumulation Unit Value, End of Period                            $10.731 $13.296   $14.391$14.527 $15.721
Number of Units Outstanding, End of Period                              0   6,034     6,010  5,986       0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.176   $10.404$10.638 $10.662
Accumulation Unit Value, End of Period                            $10.176 $10.404   $10.638$10.662 $10.912
Number of Units Outstanding, End of Period                              0  11,568    12,696 15,392       0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.595   $13.333$15.169 $16.664
Accumulation Unit Value, End of Period                            $10.595 $13.333   $15.169$16.664 $20.840
Number of Units Outstanding, End of Period                              0     222       202    187       0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.398   $12.944$14.276 $15.209
Accumulation Unit Value, End of Period                            $10.398 $12.944   $14.276$15.209 $16.967
Number of Units Outstanding, End of Period                              0   2,784     2,776  2,768       0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $9.976    $9.817 $9.675  $9.713
Accumulation Unit Value, End of Period                             $9.976  $9.817    $9.675 $9.713  $9.929
Number of Units Outstanding, End of Period                              0       0         0  7,664       0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.370   $13.447$14.523 $15.643
Accumulation Unit Value, End of Period                            $10.370 $13.447   $14.523$15.643 $16.627
Number of Units Outstanding, End of Period                              0   2,712     2,757  2,526       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $11.194   $14.520$16.410 $17.015
Accumulation Unit Value, End of Period                            $11.194 $14.520   $16.410$17.015 $19.329
Number of Units Outstanding, End of Period                              0   2,592     2,358  2,996       0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.633   $13.047$13.741 $14.129
Accumulation Unit Value, End of Period                            $10.633 $13.047   $13.741$14.129 $15.399
Number of Units Outstanding, End of Period                              0       0         0      0       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.506   $12.039$12.755 $12.988
Accumulation Unit Value, End of Period                            $10.506 $12.039   $12.755$12.988 $14.234
Number of Units Outstanding, End of Period                              0   5,770     6,203  5,802       0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.460   $14.006$16.675 $17.728
Accumulation Unit Value, End of Period                            $11.460 $14.006   $16.675$17.728 $22.051
Number of Units Outstanding, End of Period                              0       0         0      0       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.363   $13.512$15.691 $17.231
Accumulation Unit Value, End of Period                            $10.363 $13.512   $15.691$17.231 $17.792
Number of Units Outstanding, End of Period                              0     141       125    116       0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.100   $12.353$12.703 $13.146
Accumulation Unit Value, End of Period                            $10.100 $12.353   $12.703$13.146 $13.572
Number of Units Outstanding, End of Period                              0   1,397     1,375  1,527       0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.092 $12.068
Accumulation Unit Value, End of Period                                 --      --   $11.092$12.068 $12.398
Number of Units Outstanding, End of Period                             --      --         0      0       0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.305 $11.524
Accumulation Unit Value, End of Period                                 --      --   $11.305$11.524 $13.094
Number of Units Outstanding, End of Period                             --      --       947  2,082     357
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $10.643   $13.306$14.867 $15.972
Accumulation Unit Value, End of Period                            $10.643 $13.306   $14.867$15.972 $18.137
Number of Units Outstanding, End of Period                              0   1,967     2,268  3,030       0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000   $10.000 $9.845  $9.874
Accumulation Unit Value, End of Period                                 -- $10.000    $9.845 $9.874 $10.071
Number of Units Outstanding, End of Period                             --       0         0      0       0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000  $9.402   $11.695$12.226 $12.886
Accumulation Unit Value, End of Period                             $9.402 $11.695   $12.226$12.886 $12.948
Number of Units Outstanding, End of Period                              0   4,209     4,357  4,313     187
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000 $11.050   $13.823$14.898 $16.358
Accumulation Unit Value, End of Period                            $11.050 $13.823   $14.898$16.358 $17.747
Number of Units Outstanding, End of Period                              0       0    31,789 31,768       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.929 $11.492
Accumulation Unit Value, End of Period                                 --      --   $10.929$11.492 $12.667
Number of Units Outstanding, End of Period                             --      --    86,523 86,523       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.727 $12.153
Accumulation Unit Value, End of Period                                 --      --   $10.727$12.153 $12.388
Number of Units Outstanding, End of Period                             --      --         0      0       0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.701 $12.100
Accumulation Unit Value, End of Period                                 --      --   $10.701$12.100 $12.300
Number of Units Outstanding, End of Period                             --      --         0      0       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000   $10.000$11.041 $12.106
Accumulation Unit Value, End of Period                                 -- $10.000   $11.041$12.106 $14.403
Number of Units Outstanding, End of Period                             --       0         0      0       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.799
Number of Units Outstanding, End of Period                             --      --        --     --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000   $13.547$15.778 $17.439
Accumulation Unit Value, End of Period                                 -- $13.547   $15.778$17.439 $19.097
Number of Units Outstanding, End of Period                             --      82       209    183       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.268 $12.391
Accumulation Unit Value, End of Period                                 --      --   $11.268$12.391 $14.644
Number of Units Outstanding, End of Period                             --      --     3,898  3,371     857
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.261 $12.366
Accumulation Unit Value, End of Period                                 --      --   $11.261$12.366 $14.606
Number of Units Outstanding, End of Period                             --      --         0      0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                      $10.000 $10.691   $14.457$19.261 $22.019
Accumulation Unit Value, End of Period                            $10.691 $14.457   $19.261$22.019 $29.682
Number of Units Outstanding, End of Period                              0   4,677     4,870  4,352       0


* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit
Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.15% under the Contracts on October 14,
2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income (5) Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death
Benefit Option (age 0-70)) or (With the MAV Death Benefit Option, added prior to
May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,         2002      2003    2004    2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --      --      --  $10.000
Accumulation Unit Value, End of Period                               --        --      --      --  $10.231
Number of Units Outstanding, End of Period                           --        --      --      --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --      --      --  $10.000
Accumulation Unit Value, End of Period                               --        --      --      --  $10.422
Number of Units Outstanding, End of Period                           --        --      --      --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --      --      --  $10.000
Accumulation Unit Value, End of Period                               --        --      --      --  $10.452
Number of Units Outstanding, End of Period                           --        --      --      --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --      --      --  $10.000
Accumulation Unit Value, End of Period                               --        --      --      --  $10.461
Number of Units Outstanding, End of Period                           --        --      --      --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --      --      --  $10.000
Accumulation Unit Value, End of Period                               --        --      --      --  $10.313
Number of Units Outstanding, End of Period                           --        --      --      --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --      --      --  $10.000
Accumulation Unit Value, End of Period                               --        --      --      --   $9.710
Number of Units Outstanding, End of Period                           --        --      --      --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --      --      --  $10.000
Accumulation Unit Value, End of Period                               --        --      --      --  $10.783
Number of Units Outstanding, End of Period                           --        --      --      --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --      --      --  $10.000
Accumulation Unit Value, End of Period                               --        --      --      --   $9.841
Number of Units Outstanding, End of Period                           --        --      --      --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.693 $13.338 $14.438  $14.627
Accumulation Unit Value, End of Period                               --   $13.338 $14.438 $14.627  $16.713
Number of Units Outstanding, End of Period                           --    18,386  26,140  26,656        0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $11.198  $11.135
Accumulation Unit Value, End of Period                               --        -- $11.198 $11.135  $12.885
Number of Units Outstanding, End of Period                           --        --   3,267   5,065        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $10.511  $10.395
Accumulation Unit Value, End of Period                               --        -- $10.511 $10.395  $11.282
Number of Units Outstanding, End of Period                           --        --       0     128        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --   $11.814 $15.482 $16.889  $17.320
Accumulation Unit Value, End of Period                               --   $15.482 $16.889 $17.320  $18.424
Number of Units Outstanding, End of Period                           --         0       0       0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.033 $14.504 $17.564  $18.697
Accumulation Unit Value, End of Period                               --   $14.504 $17.564 $18.697  $21.405
Number of Units Outstanding, End of Period                           --     8,923       9   9,149        0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $10.214  $10.237
Accumulation Unit Value, End of Period                               --        -- $10.214 $10.237  $10.421
Number of Units Outstanding, End of Period                           --        --       0       0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --        --      --      --  $10.000
Accumulation Unit Value, End of Period                               --        --      --      --  $10.977
Number of Units Outstanding, End of Period                           --        --      --      --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.593 $12.636 $13.927  $15.069
Accumulation Unit Value, End of Period                               --   $12.636 $13.927 $15.069  $17.458
Number of Units Outstanding, End of Period                           --     2,862   7,272   7,809        0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.668 $16.607 $20.512  $25.580
Accumulation Unit Value, End of Period                               --   $16.607 $20.512 $25.580  $32.066
Number of Units Outstanding, End of Period                           --     6,217   6,786   6,049        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.371 $13.544 $15.710  $16.938
Accumulation Unit Value, End of Period                               --   $13.544 $15.710 $16.938  $20.132
Number of Units Outstanding, End of Period                           --     1,407   4,495   5,366        0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --   $11.576 $12.837 $14.413  $13.672
Accumulation Unit Value, End of Period                               --   $12.837 $14.413 $13.672  $15.089
Number of Units Outstanding, End of Period                           --         0       0       0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $10.897  $11.405
Accumulation Unit Value, End of Period                               --        -- $10.897 $11.405  $12.796
Number of Units Outstanding, End of Period                           --        --       0     121        0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $10.348  $10.260
Accumulation Unit Value, End of Period                               --        -- $10.348 $10.260  $10.977
Number of Units Outstanding, End of Period                           --        --       0     128        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $10.881  $10.994
Accumulation Unit Value, End of Period                               --        -- $10.881 $10.994  $12.619
Number of Units Outstanding, End of Period                           --        --       0       0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $11.129  $11.395
Accumulation Unit Value, End of Period                               --        -- $11.129 $11.395  $12.032
Number of Units Outstanding, End of Period                           --        --       0     121        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $11.112  $11.769
Accumulation Unit Value, End of Period                               --        -- $11.112 $11.769  $12.926
Number of Units Outstanding, End of Period                           --        --       0     723        0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.098 $13.042 $14.013  $14.218
Accumulation Unit Value, End of Period                               --   $13.042 $14.013 $14.218  $15.425
Number of Units Outstanding, End of Period                           --     6,858   8,687   8,511        0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $10.096  $10.111
Accumulation Unit Value, End of Period                               --        -- $10.096 $10.111  $10.383
Number of Units Outstanding, End of Period                           --        --       0       0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000 $12.252 $12.783  $13.118
Accumulation Unit Value, End of Period                               --   $12.252 $12.783 $13.118  $13.824
Number of Units Outstanding, End of Period                           --     3,156   6,886   7,899        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.073 $14.178 $16.494  $18.411
Accumulation Unit Value, End of Period                               --   $14.178 $16.494 $18.411  $21.147
Number of Units Outstanding, End of Period                           --     1,193   3,021   3,342        0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.721 $12.906 $13.733  $13.710
Accumulation Unit Value, End of Period                               --   $12.906 $13.733 $13.710  $14.655
Number of Units Outstanding, End of Period                           --     4,019   4,047   3,996        0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.454 $12.584 $13.441  $13.909
Accumulation Unit Value, End of Period                               --   $12.584 $13.441 $13.909  $15.621
Number of Units Outstanding, End of Period                           --    10,776  14,274  14,081        0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.704 $14.605 $17.034  $18.290
Accumulation Unit Value, End of Period                               --   $14.605 $17.034 $18.290  $20.524
Number of Units Outstanding, End of Period                           --     5,130   9,638   9,392        0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.331 $12.341 $14.424  $15.808
Accumulation Unit Value, End of Period                               --   $12.341 $14.424 $15.808  $15.888
Number of Units Outstanding, End of Period                           --       822     778     828        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.237 $12.089 $12.828  $12.865
Accumulation Unit Value, End of Period                               --   $12.089 $12.828 $12.865  $13.501
Number of Units Outstanding, End of Period                           --    10,867  16,775  17,082        0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.742 $12.383 $13.222  $13.842
Accumulation Unit Value, End of Period                               --   $12.383 $13.222 $13.842  $15.288
Number of Units Outstanding, End of Period                           --         0     101   1,076        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.983 $13.451 $14.626  $15.062
Accumulation Unit Value, End of Period                               --   $13.451 $14.626 $15.062  $17.086
Number of Units Outstanding, End of Period                           --    10,422  11,596  11,440        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $10.224 $11.258 $11.801  $13.074
Accumulation Unit Value, End of Period                               --   $11.258 $11.801 $13.074  $13.152
Number of Units Outstanding, End of Period                           --         0       0       0        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.854 $13.291 $14.378  $14.507
Accumulation Unit Value, End of Period                               --   $13.291 $14.378 $14.507  $15.692
Number of Units Outstanding, End of Period                           --     7,455  10,771  10,786        0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.247 $10.401 $10.629  $10.648
Accumulation Unit Value, End of Period                               --   $10.401 $10.629 $10.648  $10.892
Number of Units Outstanding, End of Period                           --    19,659  24,449  25,808        0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.565 $13.328 $15.156  $16.642
Accumulation Unit Value, End of Period                               --   $13.328 $15.156 $16.642  $20.801
Number of Units Outstanding, End of Period                           --     6,036   6,633   7,316        0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.682 $12.939 $14.263  $15.188
Accumulation Unit Value, End of Period                               --   $12.939 $14.263 $15.188  $16.935
Number of Units Outstanding, End of Period                           --         0       0       0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --    $9.928  $9.813  $9.667   $9.700
Accumulation Unit Value, End of Period                               --    $9.813  $9.667  $9.700   $9.910
Number of Units Outstanding, End of Period                           --     3,027   5,006   4,553        0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $10.969 $13.442 $14.510  $15.621
Accumulation Unit Value, End of Period                               --   $13.442 $14.510 $15.621  $16.596
Number of Units Outstanding, End of Period                           --         0     174     173        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $11.310 $14.515 $16.396  $16.992
Accumulation Unit Value, End of Period                               --   $14.515 $16.396 $16.992  $19.292
Number of Units Outstanding, End of Period                           --       317     692     689        0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $10.831 $13.043 $13.729  $14.109
Accumulation Unit Value, End of Period                               --   $13.043 $13.729 $14.109  $15.370
Number of Units Outstanding, End of Period                           --        31     366     360        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.672 $12.035 $12.744  $12.971
Accumulation Unit Value, End of Period                               --   $12.035 $12.744 $12.971  $14.207
Number of Units Outstanding, End of Period                           --     2,325   2,616   2,527        0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --   $11.636 $14.001 $16.661  $17.704
Accumulation Unit Value, End of Period                               --   $14.001 $16.661 $17.704  $22.010
Number of Units Outstanding, End of Period                           --         0       0       0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.788 $13.507 $15.678  $17.208
Accumulation Unit Value, End of Period                               --   $13.507 $15.678 $17.208  $17.758
Number of Units Outstanding, End of Period                           --     4,502   6,017   5,801        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.569 $12.348 $12.692  $13.129
Accumulation Unit Value, End of Period                               --   $12.348 $12.692 $13.129  $13.547
Number of Units Outstanding, End of Period                           --    14,062  20,886  22,486        0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $11.088  $12.058
Accumulation Unit Value, End of Period                               --        -- $11.088 $12.058  $12.381
Number of Units Outstanding, End of Period                           --        --       0       0        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $11.301  $11.514
Accumulation Unit Value, End of Period                               --        -- $11.301 $11.514  $13.077
Number of Units Outstanding, End of Period                           --        --   3,249   3,989        0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.769 $13.301 $14.854  $15.950
Accumulation Unit Value, End of Period                               --   $13.301 $14.854 $15.950  $18.103
Number of Units Outstanding, End of Period                           --     7,154   8,984   8,288        0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000 $10.000  $9.840   $9.864
Accumulation Unit Value, End of Period                               --   $10.000  $9.840  $9.864  $10.056
Number of Units Outstanding, End of Period                           --         0   1,089   1,131        0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --    $9.910 $11.691 $12.216  $12.868
Accumulation Unit Value, End of Period                               --   $11.691 $12.216 $12.868  $12.924
Number of Units Outstanding, End of Period                           --        33     209     201        0
Van Kampen UIF Strategic Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $12.278 $13.818 $14.885  $16.335
Accumulation Unit Value, End of Period                               --   $13.818 $14.885 $16.335  $17.714
Number of Units Outstanding, End of Period                           --         0   1,520   1,471        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $10.926  $11.482
Accumulation Unit Value, End of Period                               --        -- $10.926 $11.482  $12.650
Number of Units Outstanding, End of Period                           --        --       0       0        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $10.723  $12.143
Accumulation Unit Value, End of Period                               --        -- $10.723 $12.143  $12.372
Number of Units Outstanding, End of Period                           --        --   5,758   5,204    4,629
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $10.698  $12.090
Accumulation Unit Value, End of Period                               --        -- $10.698 $12.090  $12.283
Number of Units Outstanding, End of Period                           --        --       0       0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000 $10.000 $11.036  $12.094
Accumulation Unit Value, End of Period                               --   $10.000 $11.036 $12.094  $14.381
Number of Units Outstanding, End of Period                           --         0   3,343   3,262        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --        --      --      --  $10.000
Accumulation Unit Value, End of Period                               --        --      --      --   $9.796
Number of Units Outstanding, End of Period                           --        --      --      --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000 $13.543 $15.764  $17.415
Accumulation Unit Value, End of Period                               --   $13.543 $15.764 $17.415  $19.061
Number of Units Outstanding, End of Period                           --     2,573   3,400   3,362        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $11.264  $12.381
Accumulation Unit Value, End of Period                               --        -- $11.264 $12.381  $14.624
Number of Units Outstanding, End of Period                           --        --   6,564   5,901    4,916
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        -- $10.000 $11.258  $12.356
Accumulation Unit Value, End of Period                               --        -- $11.258 $12.356  $14.586
Number of Units Outstanding, End of Period                           --        --       0       0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $11.370 $14.452 $19.245  $21.989
Accumulation Unit Value, End of Period                               --   $14.452 $19.245 $21.989  $29.627
Number of Units Outstanding, End of Period                           --     2,101   4,315   4,008        0


* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on
October 14, 2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.









Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,         2002     2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.228
Number of Units Outstanding, End of Period                           --       --      --       --    2,751
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.419
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.448
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.457
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.310
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.706
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.779
Number of Units Outstanding, End of Period                           --       --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.838
Number of Units Outstanding, End of Period                           --       --      --       --      215
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.698 $13.341  $14.434  $14.615
Accumulation Unit Value, End of Period                               --  $13.341 $14.434  $14.615  $16.691
Number of Units Outstanding, End of Period                           --   52,685  54,017   58,977   55,989
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.194  $11.126
Accumulation Unit Value, End of Period                               --       -- $11.194  $11.126  $12.868
Number of Units Outstanding, End of Period                           --       --     184   11,392   25,033
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.509  $10.389
Accumulation Unit Value, End of Period                               --       -- $10.509  $10.389  $11.269
Number of Units Outstanding, End of Period                           --       --     480   26,216   34,441
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.821 $15.485  $16.884  $17.306
Accumulation Unit Value, End of Period                               --  $15.485 $16.884  $17.306  $18.400
Number of Units Outstanding, End of Period                           --        0       0        0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.039 $14.507  $17.559  $18.682
Accumulation Unit Value, End of Period                               --  $14.507 $17.559  $18.682  $21.377
Number of Units Outstanding, End of Period                           --   27,959  33,465   41,357   36,322
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.211  $10.228
Accumulation Unit Value, End of Period                               --       -- $10.211  $10.228  $10.406
Number of Units Outstanding, End of Period                           --       --   1,456    2,170    2,396
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --  $10.974
Number of Units Outstanding, End of Period                           --       --      --       --    5,079
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.599 $12.638  $13.923  $15.057
Accumulation Unit Value, End of Period                               --  $12.638 $13.923  $15.057  $17.435
Number of Units Outstanding, End of Period                           --   56,269  72,413   78,534   67,067
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.674 $16.810  $20.505  $25.559
Accumulation Unit Value, End of Period                               --  $16.810 $20.505  $25.559  $32.024
Number of Units Outstanding, End of Period                           --   28,738  21,232   22,574   20,363
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.377 $13.547  $15.705  $16.925
Accumulation Unit Value, End of Period                               --  $13.547 $15.705  $16.925  $20.105
Number of Units Outstanding, End of Period                           --   16,870  20,311   25,114   29,161
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                         --  $11.583 $12.839  $14.409  $13.660
Accumulation Unit Value, End of Period                               --  $12.839 $14.409  $13.660  $15.069
Number of Units Outstanding, End of Period                           --        0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.895  $11.398
Accumulation Unit Value, End of Period                               --       -- $10.895  $11.398  $12.782
Number of Units Outstanding, End of Period                           --       --      90    3,079    3,346
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.347  $10.253
Accumulation Unit Value, End of Period                               --       -- $10.347  $10.253  $10.965
Number of Units Outstanding, End of Period                           --       --       0   10,764   15,981
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.880  $10.988
Accumulation Unit Value, End of Period                               --       -- $10.880  $10.988  $12.604
Number of Units Outstanding, End of Period                           --       --      63    9,548   11,457
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.127  $11.388
Accumulation Unit Value, End of Period                               --       -- $11.127  $11.388  $12.018
Number of Units Outstanding, End of Period                           --       --       0    3,189    7,199
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.110  $11.761
Accumulation Unit Value, End of Period                               --       -- $11.110  $11.761  $12.912
Number of Units Outstanding, End of Period                           --       --     553   18,678   20,540
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.104 $13.045  $14.009  $14.206
Accumulation Unit Value, End of Period                               --  $13.045 $14.009  $14.206  $15.405
Number of Units Outstanding, End of Period                           --   18,537  21,616   24,130   22,039
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.095  $10.105
Accumulation Unit Value, End of Period                               --       -- $10.095  $10.105  $10.371
Number of Units Outstanding, End of Period                           --       --       0    7,318   17,491
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $12.248  $12.772  $13.100
Accumulation Unit Value, End of Period                               --  $12.248 $12.772  $13.100  $13.799
Number of Units Outstanding, End of Period                           --   59,697  69,424   60,344   56,456
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.079 $14.181  $16.489  $18.397
Accumulation Unit Value, End of Period                               --  $14.181 $16.489  $18.397  $21.119
Number of Units Outstanding, End of Period                           --   25,745  32,196   33,906   30,564
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.727 $12.909  $13.729  $13.698
Accumulation Unit Value, End of Period                               --  $12.909 $13.729  $13.698  $14.636
Number of Units Outstanding, End of Period                           --   42,583  48,188   46,830   45,695
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.460 $12.586  $13.437  $13.898
Accumulation Unit Value, End of Period                               --  $12.586 $13.437  $13.898  $15.601
Number of Units Outstanding, End of Period                           --   37,180  51,399   65,805   63,905
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.710 $14.608  $17.029  $18.275
Accumulation Unit Value, End of Period                               --  $14.608 $17.029  $18.275  $20.496
Number of Units Outstanding, End of Period                           --   30,156  42,152   43,431   41,664
Oppenheimer MidCap Sub-Account)
Accumulation Unit Value, Beginning of Period                         --  $10.337 $12.344  $14.419  $15.795
Accumulation Unit Value, End of Period                               --  $12.344 $14.419  $15.795  $15.867
Number of Units Outstanding, End of Period                           --   15,965  21,094   22,816   23,151
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.243 $12.091  $12.824  $12.855
Accumulation Unit Value, End of Period                               --  $12.091 $12.824  $12.855  $13.484
Number of Units Outstanding, End of Period                           --   26,210  43,847   50,067   45,897
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.748 $12.385  $13.218  $13.831
Accumulation Unit Value, End of Period                               --  $12.385 $13.218  $13.831  $15.268
Number of Units Outstanding, End of Period                           --   11,462  19,346   18,927   18,323
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.989 $13.454  $14.621  $15.050
Accumulation Unit Value, End of Period                               --  $13.454 $14.621  $15.050  $17.064
Number of Units Outstanding, End of Period                           --   11,832  23,526   23,900   21,468
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.230 $11.260  $11.798  $13.063
Accumulation Unit Value, End of Period                               --  $11.260 $11.798  $13.063  $13.135
Number of Units Outstanding, End of Period                           --    5,850   7,454    9,878    5,156
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.861 $13.294  $14.374  $14.495
Accumulation Unit Value, End of Period                               --  $13.294 $14.374  $14.495  $15.671
Number of Units Outstanding, End of Period                           --   22,950  20,081   20,080   18,522
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.352 $10.403  $10.626  $10.639
Accumulation Unit Value, End of Period                               --  $10.403 $10.626  $10.639  $10.877
Number of Units Outstanding, End of Period                           --   49,278  49,454   57,689   67,485
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.571 $13.331  $15.151  $16.628
Accumulation Unit Value, End of Period                               --  $13.331 $15.151  $16.628  $20.774
Number of Units Outstanding, End of Period                           --   17,703  19,038   20,400   20,429
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.688 $12.942  $14.259  $15.176
Accumulation Unit Value, End of Period                               --  $12.942 $14.259  $15.176  $16.913
Number of Units Outstanding, End of Period                           --    7,495   7,931    8,888    8,746
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.933  $9.815   $9.664   $9.692
Accumulation Unit Value, End of Period                               --   $9.815  $9.664   $9.692   $9.897
Number of Units Outstanding, End of Period                           --    7,750  23,695   29,794   35,572
Putnam VT New Opportunities Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --  $10.975 $13.445  $14.506  $15.609
Accumulation Unit Value, End of Period                               --  $13.445 $14.506  $15.609  $16.574
Number of Units Outstanding, End of Period                           --    8,388  14,340   14,231   13,473
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $11.317 $14.518  $16.391  $16.978
Accumulation Unit Value, End of Period                               --  $14.518 $16.391  $16.978  $19.267
Number of Units Outstanding, End of Period                           --   33,011  48,816   51,397   49,497
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.837 $13.046  $13.725  $14.098
Accumulation Unit Value, End of Period                               --  $13.046 $13.725  $14.098  $15.350
Number of Units Outstanding, End of Period                           --    7,948   4,516    4,505    4,301
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.678 $12.037  $12.740  $12.960
Accumulation Unit Value, End of Period                               --  $12.037 $12.740  $12.960  $14.188
Number of Units Outstanding, End of Period                           --   18,618  25,107   26,454   19,524
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                         --  $10.989 $14.004  $16.656  $17.690
Accumulation Unit Value, End of Period                               --  $14.004 $16.656  $17.690  $21.981
Number of Units Outstanding, End of Period                           --    1,565   3,376    3,358    1,801
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.794 $13.510  $15.673  $17.194
Accumulation Unit Value, End of Period                               --  $13.510 $15.673  $17.194  $17.735
Number of Units Outstanding, End of Period                           --   16,403  16,589   16,027   13,899
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.575 $12.351  $12.688  $13.118
Accumulation Unit Value, End of Period                               --  $12.351 $12.688  $13.118  $13.529
Number of Units Outstanding, End of Period                           --   89,760  99,612   99,379   92,829
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.084  $12.047
Accumulation Unit Value, End of Period                               --       -- $11.084  $12.047  $12.364
Number of Units Outstanding, End of Period                           --       --  23,290   25,887   23,987
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.297  $11.505
Accumulation Unit Value, End of Period                               --       -- $11.297  $11.505  $13.059
Number of Units Outstanding, End of Period                           --       --   1,925   20,188   25,903
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.775 $13.304  $14.850  $15.937
Accumulation Unit Value, End of Period                               --  $13.304 $14.850  $15.937  $18.080
Number of Units Outstanding, End of Period                           --   59,850  69,967   67,983   65,697
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000   $9.835   $9.854
Accumulation Unit Value, End of Period                               --  $10.000  $9.835   $9.854  $10.040
Number of Units Outstanding, End of Period                           --        0   2,810    6,029    7,363
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $9.925 $11.693  $12.212  $12.858
Accumulation Unit Value, End of Period                               --  $11.693 $12.212  $12.858  $12.907
Number of Units Outstanding, End of Period                           --   24,418  24,927   27,728   25,923
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $12.285 $13.821  $14.881  $16.322
Accumulation Unit Value, End of Period                               --  $13.821 $14.881  $16.322  $17.691
Number of Units Outstanding, End of Period                           --    6,825  11,230   10,068   12,002
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.922  $11.472
Accumulation Unit Value, End of Period                               --       -- $10.922  $11.472  $12.633
Number of Units Outstanding, End of Period                           --       --     247    3,071    4,595
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.719  $12.133
Accumulation Unit Value, End of Period                               --       -- $10.719  $12.133  $12.355
Number of Units Outstanding, End of Period                           --       --  33,193   31,244   29,018
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $10.694  $12.080
Accumulation Unit Value, End of Period                               --       -- $10.694  $12.080  $12.266
Number of Units Outstanding, End of Period                           --       --   4,430    4,843    5,280
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $10.000  $11.030  $12.081
Accumulation Unit Value, End of Period                               --  $10.000 $11.030  $12.081  $14.359
Number of Units Outstanding, End of Period                           --        0   6,065   17,642   19,820
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --       --      --       --  $10.000
Accumulation Unit Value, End of Period                               --       --      --       --   $9.793
Number of Units Outstanding, End of Period                           --       --      --       --    2,702
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $10.000 $13.538  $15.751  $17.392
Accumulation Unit Value, End of Period                               --  $13.538 $15.571  $17.392  $19.025
Number of Units Outstanding, End of Period                           --   10,709  17,770   17,054   14,124
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.260  $12.370
Accumulation Unit Value, End of Period                               --       -- $11.260  $12.370  $14.605
Number of Units Outstanding, End of Period                           --       --  38,083   38,341   30,699
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --       -- $10.000  $11.254  $12.345
Accumulation Unit Value, End of Period                               --       -- $11.254  $12.345  $14.566
Number of Units Outstanding, End of Period                           --       --   5,841    7,179    8,216
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --  $11.376 $14.455  $19.239  $21.972
Accumulation Unit Value, End of Period                               --  $14.455 $19.239  $21.972  $29.588
Number of Units Outstanding, End of Period                           --   16,136  19,325   18,808   13,501


* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (age 71-79)) or (With the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 0-70)) or (With the MAV Death Benefit Option and
Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to
May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70))


For the Years Beginning January 1* and Ending December 31,         2002    2003   2004      2005      2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --     --        --   $10.000
Accumulation Unit Value, End of Period                               --      --     --        --   $10.224
Number of Units Outstanding, End of Period                           --      --     --        --         0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --     --        --   $10.000
Accumulation Unit Value, End of Period                               --      --     --        --   $10.415
Number of Units Outstanding, End of Period                           --      --     --        --         0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --     --        --   $10.000
Accumulation Unit Value, End of Period                               --      --     --        --   $10.445
Number of Units Outstanding, End of Period                           --      --     --        --         0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --     --        --   $10.000
Accumulation Unit Value, End of Period                               --      --     --        --   $10.454
Number of Units Outstanding, End of Period                           --      --     --        --         0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --     --        --   $10.000
Accumulation Unit Value, End of Period                               --      --     --        --   $10.306
Number of Units Outstanding, End of Period                           --      --     --        --         0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --     --        --   $10.000
Accumulation Unit Value, End of Period                               --      --     --        --    $9.703
Number of Units Outstanding, End of Period                           --      --     --        --         0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --     --        --   $10.000
Accumulation Unit Value, End of Period                               --      --     --        --   $10.776
Number of Units Outstanding, End of Period                           --      --     --        --         0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --     --        --   $10.000
Accumulation Unit Value, End of Period                               --      --     --        --    $9.835
Number of Units Outstanding, End of Period                           --      --     --        --         0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.838$13.318   $14.402   $14.575
Accumulation Unit Value, End of Period                          $10.838 $13.318$14.402   $14.575   $16.637
Number of Units Outstanding, End of Period                            0   9,248  9,456     9,932         0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $11.191   $11.116
Accumulation Unit Value, End of Period                               --      --$11.191   $11.116   $12.850
Number of Units Outstanding, End of Period                           --      --  6,735    14,303         0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $10.508   $10.382
Accumulation Unit Value, End of Period                               --      --$10.508   $10.382   $11.256
Number of Units Outstanding, End of Period                           --      --    383     4,786         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.521$15.459   $16.847   $17.259
Accumulation Unit Value, End of Period                          $11.521 $15.459$16.847   $17.259   $18.340
Number of Units Outstanding, End of Period                        1,068   5,064  5,212     5,081     3,780
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.212$14.482   $17.520   $18.630
Accumulation Unit Value, End of Period                          $11.212 $14.482$17.520   $18.630   $21.307
Number of Units Outstanding, End of Period                          594   7,384  6,050     6,536         0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $10.207   $10.219
Accumulation Unit Value, End of Period                               --      --$10.207   $10.219   $10.392
Number of Units Outstanding, End of Period                           --      --      0         0         0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --      --     --        --   $10.000
Accumulation Unit Value, End of Period                               --      --     --        --   $10.970
Number of Units Outstanding, End of Period                           --      --     --        --         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.312$12.616   $13.892   $15.015
Accumulation Unit Value, End of Period                          $10.312 $12.616$13.892   $15.015   $17.378
Number of Units Outstanding, End of Period                        1,982   2,527  5,065     4,854         0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.220$16.781   $20.460   $25.489
Accumulation Unit Value, End of Period                          $11.220 $16.781$20.460   $25.489   $31.920
Number of Units Outstanding, End of Period                            0   1,017    350       621         0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.463$13.523   $15.670   $16.878
Accumulation Unit Value, End of Period                          $10.463 $13.523$15.670   $16.878   $20.040
Number of Units Outstanding, End of Period                            0     994  8,411     9,427         0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.708$12.817   $14.377   $13.623
Accumulation Unit Value, End of Period                          $10.708 $12.817$14.377   $13.623   $15.020
Number of Units Outstanding, End of Period                            0   2,025  2,096     1,919     1,977
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $10.894   $11.391
Accumulation Unit Value, End of Period                               --      --$10.894   $11.391   $12.767
Number of Units Outstanding, End of Period                           --      --      0     2,228         0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $10.346   $10.247
Accumulation Unit Value, End of Period                               --      --$10.346   $10.247   $10.952
Number of Units Outstanding, End of Period                           --      --  1,947     4,064         0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $10.878   $10.981
Accumulation Unit Value, End of Period                               --      --$10.878   $10.981   $12.590
Number of Units Outstanding, End of Period                           --      --    741     1,837         0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $11.126   $11.380
Accumulation Unit Value, End of Period                               --      --$11.126   $11.380   $12.004
Number of Units Outstanding, End of Period                           --      --      0         0         0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $11.109   $11.754
Accumulation Unit Value, End of Period                               --      --$11.109   $11.754   $12.897
Number of Units Outstanding, End of Period                           --      --  4,517     8,744         0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.684$13.023   $13.978   $14.167
Accumulation Unit Value, End of Period                          $10.684 $13.023$13.978   $14.167   $15.355
Number of Units Outstanding, End of Period                          656   7,008  6,729     9,941         0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $10.093   $10.098
Accumulation Unit Value, End of Period                               --      --$10.093   $10.098   $10.360
Number of Units Outstanding, End of Period                           --      --      0         0         0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000$12.243   $12.761   $13.083
Accumulation Unit Value, End of Period                               -- $12.243$12.761   $13.083   $13.773
Number of Units Outstanding, End of Period                           --     776  2,669     3,198         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.136$14.156   $16.452   $18.346
Accumulation Unit Value, End of Period                          $10.136 $14.156$16.452   $18.346   $21.051
Number of Units Outstanding, End of Period                            0     957    775       733         0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.648$12.887   $13.698   $13.661
Accumulation Unit Value, End of Period                          $10.648 $12.887$13.698   $13.661   $14.588
Number of Units Outstanding, End of Period                            0     721  1,448       943         0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.165$12.565   $13.407   $13.860
Accumulation Unit Value, End of Period                          $10.165 $12.565$13.407   $13.860   $15.550
Number of Units Outstanding, End of Period                          689  17,628 17,890    27,788         0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.341$14.583   $16.991   $18.225
Accumulation Unit Value, End of Period                          $10.341 $14.583$16.991   $18.225   $20.430
Number of Units Outstanding, End of Period                            0     773  1,134     1,650         0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.048$12.322   $14.387   $15.752
Accumulation Unit Value, End of Period                          $10.048 $12.322$14.387   $15.752   $15.816
Number of Units Outstanding, End of Period                            0     392    400       899         0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.538$12.070   $12.795   $12.819
Accumulation Unit Value, End of Period                          $10.538 $12.070$12.795   $12.819   $13.440
Number of Units Outstanding, End of Period                        1,789   7,064  6,591     9,121         0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.375$12.364   $13.188   $13.793
Accumulation Unit Value, End of Period                          $10.375 $12.364$13.188   $13.793   $15.218
Number of Units Outstanding, End of Period                            0   9,629 10,337    10,003         0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.785$13.431   $14.589   $15.009
Accumulation Unit Value, End of Period                          $10.785 $13.431$14.589   $15.009   $17.008
Number of Units Outstanding, End of Period                           18  19,916 17,279    16,931         0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000  $9.712$11.240   $11.772   $13.027
Accumulation Unit Value, End of Period                           $9.712 $11.240$11.772   $13.027   $13.092
Number of Units Outstanding, End of Period                            0   1,483  1,953     1,881         0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.728$13.271   $14.342   $14.456
Accumulation Unit Value, End of Period                          $10.728 $13.271$14.342   $14.456   $15.620
Number of Units Outstanding, End of Period                            0  15,833 13,488    12,567         0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.173$10.385   $10.602   $10.610
Accumulation Unit Value, End of Period                          $10.173 $10.385$10.602   $10.610   $10.842
Number of Units Outstanding, End of Period                        1,829  37,058 38,217    34,719         0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.591$13.308   $15.117   $16.582
Accumulation Unit Value, End of Period                          $10.591 $13.308$15.117   $16.582   $20.706
Number of Units Outstanding, End of Period                           19   5,818  4,466     4,703         0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.395$12.920   $14.227   $15.134
Accumulation Unit Value, End of Period                          $10.395 $12.920$14.227   $15.134   $16.858
Number of Units Outstanding, End of Period                        1,883   1,910  1,896     1,854         0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $9.973 $9.799    $9.642    $9.665
Accumulation Unit Value, End of Period                           $9.973  $9.799 $9.642    $9.665    $9.865
Number of Units Outstanding, End of Period                            0       0  9,267       875         0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.366$13.422   $14.474   $15.566
Accumulation Unit Value, End of Period                          $10.366 $13.422$14.474   $15.566   $16.521
Number of Units Outstanding, End of Period                           19   2,661  2,479     2,420         0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $11.191$14.493   $16.355   $16.932
Accumulation Unit Value, End of Period                          $11.191 $14.493$16.355   $16.932   $19.204
Number of Units Outstanding, End of Period                            0     802    889     1,207         0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.629$13.023   $13.694   $14.059
Accumulation Unit Value, End of Period                          $10.629 $13.023$13.694   $14.059   $15.300
Number of Units Outstanding, End of Period                            0       0      0         0         0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.502$12.016   $12.711   $12.925
Accumulation Unit Value, End of Period                          $10.502 $12.016$12.711   $12.925   $14.142
Number of Units Outstanding, End of Period                        1,936   5,517  5,550     5,502         0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.456$13.980   $16.619   $17.641
Accumulation Unit Value, End of Period                          $11.456 $13.980$16.619   $17.641   $21.909
Number of Units Outstanding, End of Period                            0   2,710  4,261     4,219         0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.360$13.487   $15.638   $17.146
Accumulation Unit Value, End of Period                          $10.360 $13.487$15.638   $17.146   $17.677
Number of Units Outstanding, End of Period                          744   5,260  4,572     4,140         0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.097$12.330   $12.660   $13.082
Accumulation Unit Value, End of Period                          $10.097 $12.330$12.660   $13.082   $13.485
Number of Units Outstanding, End of Period                           39      23 22,173    28,151         0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $11.081   $12.037
Accumulation Unit Value, End of Period                               --      --$11.081   $12.037   $12.347
Number of Units Outstanding, End of Period                           --      --  3,371     3,309         0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $11.293   $11.495
Accumulation Unit Value, End of Period                               --      --$11.293   $11.495   $13.041
Number of Units Outstanding, End of Period                           --      --  6,748    11,886         0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000 $10.640$13.281   $14.817   $15.894
Accumulation Unit Value, End of Period                          $10.640 $13.281$14.814   $15.894   $18.021
Number of Units Outstanding, End of Period                          639   7,269  8,604    15,946         0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         -- $10.000$10.000    $9.830    $9.844
Accumulation Unit Value, End of Period                               -- $10.000 $9.830    $9.844   $10.025
Number of Units Outstanding, End of Period                           --       0      0         0         0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000  $9.399$11.673   $12.185   $12.823
Accumulation Unit Value, End of Period                           $9.399 $11.673$12.185   $12.823   $12.865
Number of Units Outstanding, End of Period                            0     166    888       644         0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000 $11.046$13.797   $14.847   $16.277
Accumulation Unit Value, End of Period                          $11.046 $13.797$14.847   $16.277   $17.633
Number of Units Outstanding, End of Period                            0     245    345       256         0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $10.918   $11.462
Accumulation Unit Value, End of Period                               --      --$10.918   $11.462   $12.616
Number of Units Outstanding, End of Period                           --      --  2,252     4,857         0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $10.716   $12.122
Accumulation Unit Value, End of Period                               --      --$10.716   $12.122   $12.338
Number of Units Outstanding, End of Period                           --      --  1,009       967       925
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $10.690   $12.069
Accumulation Unit Value, End of Period                               --      --$10.690   $12.069   $12.250
Number of Units Outstanding, End of Period                           --      --      0         0         0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000$10.000   $11.024   $12.069
Accumulation Unit Value, End of Period                               -- $10.000$11.042   $12.069   $14.337
Number of Units Outstanding, End of Period                           --       0  1,117     1,012         0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --      --     --        --   $10.000
Accumulation Unit Value, End of Period                               --      --     --        --    $9.789
Number of Units Outstanding, End of Period                           --      --     --        --         0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         -- $10.000$13.533   $15.737   $17.368
Accumulation Unit Value, End of Period                               -- $13.533$15.737   $17.368   $18.990
Number of Units Outstanding, End of Period                           --     643  1,487     1,471         0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $11.256   $12.360
Accumulation Unit Value, End of Period                               --      --$11.256   $12.360   $14.585
Number of Units Outstanding, End of Period                           --      -- 10,704    10,241     8,054
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --      --$10.000   $11.250   $12.335
Accumulation Unit Value, End of Period                               --      --$11.250   $12.335   $14.546
Number of Units Outstanding, End of Period                           --      --      0         0         0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000 $10.688$14.430   $19.196   $21.911
Accumulation Unit Value, End of Period                          $10.688 $14.430$19.196   $21.911   $29.492
Number of Units Outstanding, End of Period                            0   3,594  4,303     4,382         0


* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income (5) Van Kampen UIF Equity Growth, and Van Kampen
UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the
Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death
Benefit Option (age 71-79)) or (With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70))

For the Years Beginning January 1* and Ending December 31,           2002   2003    2004     2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.221
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.412
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.441
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.450
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.303
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --   $9.700
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.772
Number of Units Outstanding, End of Period                             --     --      --       --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --   $9.831
Number of Units Outstanding, End of Period                             --     --      --       --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.683 $13.313  $14.389  $14.555
Accumulation Unit Value, End of Period                                 --$13.313 $14.389  $14.555  $16.606
Number of Units Outstanding, End of Period                             --  2,943   5,721    5,765        0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.187  $11.107
Accumulation Unit Value, End of Period                                 --     -- $11.187  $11.107  $12.833
Number of Units Outstanding, End of Period                             --     --       0    4,074        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.507  $10.375
Accumulation Unit Value, End of Period                                 --     -- $10.507  $10.375  $11.243
Number of Units Outstanding, End of Period                             --     --     569      569        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --$11.804 $15.453  $16.832  $17.235
Accumulation Unit Value, End of Period                                 --$15.453 $16.832  $17.235  $18.306
Number of Units Outstanding, End of Period                             --      0       0        0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.024 $14.477  $17.505  $18.605
Accumulation Unit Value, End of Period                                 --$14.477 $17.505  $18.605  $21.267
Number of Units Outstanding, End of Period                             --  4,326   4,258    4,243        0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.204  $10.211
Accumulation Unit Value, End of Period                                 --     -- $10.204  $10.211  $10.378
Number of Units Outstanding, End of Period                             --     --     753      784        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --  $10.966
Number of Units Outstanding, End of Period                             --     --      --       --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.584 $12.612  $13.880  $14.995
Accumulation Unit Value, End of Period                                 --$12.612 $13.880  $14.995  $17.346
Number of Units Outstanding, End of Period                             --    383       4    4,457        0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.658 $16.776  $20.442  $25.455
Accumulation Unit Value, End of Period                                 --$16.776 $20.442  $25.455  $31.860
Number of Units Outstanding, End of Period                             --    645     575      498        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.362 $13.519  $15.657  $16.855
Accumulation Unit Value, End of Period                                 --$13.519 $15.567  $16.855  $20.003
Number of Units Outstanding, End of Period                             --    511     738    2,584        0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --$11.567 $12.813  $14.365  $13.604
Accumulation Unit Value, End of Period                                 --$12.813 $14.365  $13.604  $14.992
Number of Units Outstanding, End of Period                             --      0       0        0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.893  $11.384
Accumulation Unit Value, End of Period                                 --     -- $10.893  $11.384  $12.752
Number of Units Outstanding, End of Period                             --     --       0        0        0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.344  $10.240
Accumulation Unit Value, End of Period                                 --     -- $10.344  $10.240  $10.940
Number of Units Outstanding, End of Period                             --     --       0        0        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.877  $10.974
Accumulation Unit Value, End of Period                                 --     -- $10.877  $10.974  $12.575
Number of Units Outstanding, End of Period                             --     --       0        0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.125  $11.373
Accumulation Unit Value, End of Period                                 --     -- $11.125  $11.373  $11.991
Number of Units Outstanding, End of Period                             --     --       0        0        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.108  $11.746
Accumulation Unit Value, End of Period                                 --     -- $11.108  $11.746  $12.882
Number of Units Outstanding, End of Period                             --     --       0    1,331        0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.088 $13.018  $13.966  $14.148
Accumulation Unit Value, End of Period                                 --$13.018 $13.966  $14.148  $15.326
Number of Units Outstanding, End of Period                             --    155     955    1,082        0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.092  $10.092
Accumulation Unit Value, End of Period                                 --     -- $10.092  $10.092  $10.348
Number of Units Outstanding, End of Period                             --     --       0        0        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.000 $12.239  $12.750  $13.065
Accumulation Unit Value, End of Period                                 --$12.239 $12.750  $13.065  $13.747
Number of Units Outstanding, End of Period                             --    332   1,430    3,246        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.065 $14.151  $16.438  $18.321
Accumulation Unit Value, End of Period                                 --$14.151 $16.438  $18.321  $21.011
Number of Units Outstanding, End of Period                             --  2,232   2,273    3,126        0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.711 $12.882  $13.687  $13.642
Accumulation Unit Value, End of Period                                 --$12.882 $16.687  $13.642  $14.561
Number of Units Outstanding, End of Period                             --    342     737    1,180        0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.445 $12.560  $13.395  $13.841
Accumulation Unit Value, End of Period                                 --$12.560 $13.395  $13.841  $15.521
Number of Units Outstanding, End of Period                             --  2,880   3,633    3,785        0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.695 $14.578  $16.976  $18.200
Accumulation Unit Value, End of Period                                 --$14.578 $16.976  $18.200  $20.392
Number of Units Outstanding, End of Period                             --    327   1,695    1,685        0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.322 $12.318  $14.375  $15.730
Accumulation Unit Value, End of Period                                 --$12.318 $14.375  $15.730  $15.786
Number of Units Outstanding, End of Period                             --      0       0        0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.227 $12.066  $12.784  $12.802
Accumulation Unit Value, End of Period                                 --$12.066 $12.784  $12.802  $13.415
Number of Units Outstanding, End of Period                             --  4,556   5,976    6,331        0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.733 $12.360  $13.177  $13.774
Accumulation Unit Value, End of Period                                 --$12.360 $13.177  $13.774  $15.190
Number of Units Outstanding, End of Period                             --      0   1,233    1,309        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.974 $13.426  $14.576  $14.988
Accumulation Unit Value, End of Period                                 --$13.426 $14.576  $14.988  $16.976
Number of Units Outstanding, End of Period                             --  5,992   6,142    6,118        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --$10.215 $11.237  $11.761  $13.010
Accumulation Unit Value, End of Period                                 --$11.237 $11.761  $13.010  $13.068
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.845 $13.267  $14.330  $14.436
Accumulation Unit Value, End of Period                                 --$13.267 $14.330  $14.436  $15.591
Number of Units Outstanding, End of Period                             --      0       0      129        0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.338 $10.381  $10.593  $10.596
Accumulation Unit Value, End of Period                                 --$10.381 $10.593  $10.596  $10.822
Number of Units Outstanding, End of Period                             --  3,460   4,153    5,005        0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.556 $13.304  $15.104  $16.560
Accumulation Unit Value, End of Period                                 --$13.304 $15.104  $16.560  $20.667
Number of Units Outstanding, End of Period                             --  2,452   2,383    3,264        0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.673 $12.915  $14.215  $15.114
Accumulation Unit Value, End of Period                                 --$12.915 $14.215  $15.114  $16.826
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $9.920  $9.795   $9.634   $9.652
Accumulation Unit Value, End of Period                                 -- $9.795  $9.634   $9.652   $9.846
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --$10.960 $13.417  $14.461  $15.545
Accumulation Unit Value, End of Period                                 --$13.417 $14.461  $15.545  $16.490
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           --$11.301 $14.488  $16.341  $16.909
Accumulation Unit Value, End of Period                                 --$14.488 $16.341  $16.909  $19.168
Number of Units Outstanding, End of Period                             --    145     323      313        0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --$10.822 $13.019  $13.683  $14.040
Accumulation Unit Value, End of Period                                 --$13.019 $13.683  $14.040  $15.271
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.663 $12.012  $12.701  $12.907
Accumulation Unit Value, End of Period                                 --$12.012 $12.701  $12.907  $14.116
Number of Units Outstanding, End of Period                             --    167   1,659    1,874        0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --$11.626 $13.975  $16.605  $17.617
Accumulation Unit Value, End of Period                                 --$13.975 $16.605  $17.617  $21.868
Number of Units Outstanding, End of Period                             --      0       0        0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.779 $13.482  $15.625  $17.123
Accumulation Unit Value, End of Period                                 --$13.482 $15.625  $17.123  $17.644
Number of Units Outstanding, End of Period                             --  1,477   1,493    1,435        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.560 $12.325  $12.649  $13.064
Accumulation Unit Value, End of Period                                 --$12.325 $12.649  $13.064  $13.460
Number of Units Outstanding, End of Period                             --  5,860   6,170    6,929        0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.077  $12.027
Accumulation Unit Value, End of Period                                 --     -- $11.077  $12.027  $12.331
Number of Units Outstanding, End of Period                             --     --   1,042    1,014        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.289  $11.485
Accumulation Unit Value, End of Period                                 --     -- $11.289  $11.485  $13.023
Number of Units Outstanding, End of Period                             --     --   4,903    5,974        0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.760 $13.276  $14.804  $15.872
Accumulation Unit Value, End of Period                                 --$13.276 $14.804  $15.872  $17.987
Number of Units Outstanding, End of Period                             --    155     516      488        0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --$10.000 $10.000   $9.825   $9.834
Accumulation Unit Value, End of Period                                 --$10.000  $9.825   $9.834  $10.010
Number of Units Outstanding, End of Period                             --      0     484    1,133        0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $9.911 $11.669  $12.174  $12.805
Accumulation Unit Value, End of Period                                 --$11.669 $12.174  $12.805  $12.841
Number of Units Outstanding, End of Period                             --      0   1,717    1,717        0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$12.268 $13.792  $14.835  $16.255
Accumulation Unit Value, End of Period                                 --$13.792 $14.835  $16.255  $17.600
Number of Units Outstanding, End of Period                             --      0       0       99        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.915  $11.452
Accumulation Unit Value, End of Period                                 --     -- $10.915  $11.452  $12.598
Number of Units Outstanding, End of Period                             --     --       0        0        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.712  $12.112
Accumulation Unit Value, End of Period                                 --     -- $10.712  $12.112  $12.321
Number of Units Outstanding, End of Period                             --     --     558      555      592
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $10.687  $12.059
Accumulation Unit Value, End of Period                                 --     -- $10.687  $12.059  $12.233
Number of Units Outstanding, End of Period                             --     --       0        0        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$10.000 $10.000  $11.019  $12.057
Accumulation Unit Value, End of Period                                 --$10.000 $11.019  $12.057  $14.315
Number of Units Outstanding, End of Period                             --      0       0        0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --     --      --       --  $10.000
Accumulation Unit Value, End of Period                                 --     --      --       --   $9.786
Number of Units Outstanding, End of Period                             --     --      --       --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$10.000 $13.529  $15.724  $17.345
Accumulation Unit Value, End of Period                                 --$13.529 $15.724  $17.345  $18.954
Number of Units Outstanding, End of Period                             --    177     195      187        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.253  $12.349
Accumulation Unit Value, End of Period                                 --     -- $11.253  $12.349  $14.565
Number of Units Outstanding, End of Period                             --     --     961      881      851
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --     -- $10.000  $11.246  $12.324
Accumulation Unit Value, End of Period                                 --     -- $11.246  $12.324  $14.526
Number of Units Outstanding, End of Period                             --     --   3,915    3,915        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --$11.360 $14.425  $19.180  $21.881
Accumulation Unit Value, End of Period                                 --$14.425 $19.180  $21.881  $29.436
Number of Units Outstanding, End of Period                             --    612   1,049      981        0


* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts With 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for each
Variable Sub-Account Since Contracts Were First Offered* (with the MAV Death
Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 71-79))or (with the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase)
Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 0-70))


For the Years Beginning January 1* and Ending               2002     2003       2004       2005        2006
December 31,
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --         --         --     $10.000
Accumulation Unit Value, End of Period                        --       --         --         --     $10.443
Number of Units Outstanding, End of Period                    --       --         --         --           0
Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --         --         --     $10.000
Accumulation Unit Value, End of Period                        --       --         --         --     $10.296
Number of Units Outstanding, End of Period                    --       --         --         --           0
Fidelity VIP Freedom 2020 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --         --         --     $10.000
Accumulation Unit Value, End of Period                        --       --         --         --      $9.693
Number of Units Outstanding, End of Period                    --       --         --         --           0
Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --         --         --     $10.000
Accumulation Unit Value, End of Period                        --       --         --         --     $10.765
Number of Units Outstanding, End of Period                    --       --         --         --           0
Fidelity VIP Freedom Income - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --         --         --     $10.000
Accumulation Unit Value, End of Period                        --       --         --         --      $9.824
Number of Units Outstanding, End of Period                    --       --         --         --           0
Fidelity VIP Growth Stock - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --         --         --     $14.503
Accumulation Unit Value, End of Period                        --       --         --         --     $16.530
Number of Units Outstanding, End of Period                    --       --         --         --           0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --         --         --     $11.088
Accumulation Unit Value, End of Period                        --       --         --         --     $12.798
Number of Units Outstanding, End of Period                    --       --         --         --           0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --         --         --     $10.000
Accumulation Unit Value, End of Period                        --       --         --         --     $10.443
Number of Units Outstanding, End of Period                    --       --         --         --           0
FTVIP Franklin Growth and Income Securities
Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.834    $13.293    $14.353     $14.503
Accumulation Unit Value, End of Period                   $10.834  $13.293    $14.353    $14.503     $16.530
Number of Units Outstanding, End of Period                     0      513      4,010      4,067           0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $11.179     $11.088
Accumulation Unit Value, End of Period                        --       --    $11.179    $11.088     $12.798
Number of Units Outstanding, End of Period                    --       --          0        979           0
FTVIP Franklin Large Cap Growth Securities
Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $10.504     $10.362
Accumulation Unit Value, End of Period                        --       --    $10.504    $10.362     $11.218
Number of Units Outstanding, End of Period                    --       --          0      1,741           0
FTVIP Franklin Small-Mid Cap Growth Securities
Sub-Account (1)
Accumulation Unit Value, Beginning of Period             $10.000  $11.517    $15.430    $16.789     $17.174
Accumulation Unit Value, End of Period                   $11.517  $15.430    $16.789    $17.174     $18.222
Number of Units Outstanding, End of Period                     0        0          0          0           0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $11.208    $14.455    $17.460     $18.539
Accumulation Unit Value, End of Period                   $11.208  $14.455    $17.460    $18.539     $21.170
Number of Units Outstanding, End of Period                     0      235        199        190          49
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $10.197     $10.193
Accumulation Unit Value, End of Period                        --       --    $10.197    $10.193     $10.350
Number of Units Outstanding, End of Period                    --       --          0          0         301
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                  --       --         --         --     $10.000
Accumulation Unit Value, End of Period                        --       --         --         --     $10.958
Number of Units Outstanding, End of Period                    --       --         --         --           0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.309    $12.593    $13.845     $14.941
Accumulation Unit Value, End of Period                   $10.309  $12.593    $13.845    $14.941     $17.266
Number of Units Outstanding, End of Period                     0    3,527      3,476      3,814         102
FTVIP Templeton Developing Markets Securities
Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $11.216    $16.750    $20.390     $25.364
Accumulation Unit Value, End of Period                   $11.216  $16.750    $20.390    $25.364     $31.714
Number of Units Outstanding, End of Period                     0      207        177        145           0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.459    $13.498    $15.617     $16.795
Accumulation Unit Value, End of Period                   $10.459  $13.498    $15.617    $16.795     $19.911
Number of Units Outstanding, End of Period                     0        0          0        431          73
FTVIP Templeton Global Income Securities Sub-Account
(1)
Accumulation Unit Value, Beginning of Period             $10.000  $10.705    $12.793    $14.328     $13.556
Accumulation Unit Value, End of Period                   $10.705  $12.793    $14.328    $13.556     $14.923
Number of Units Outstanding, End of Period                     0      504        555        531         537
Lord Abbett Series Fund- All Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $10.890     $11.369
Accumulation Unit Value, End of Period                        --       --    $10.890    $11.369     $12.723
Number of Units Outstanding, End of Period                    --       --          0          0           0
Lord Abbett Series Fund- Bond - Debenture Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $10.342     $10.227
Accumulation Unit Value, End of Period                        --       --    $10.342    $10.227     $10.915
Number of Units Outstanding, End of Period                    --       --          0      1,063           0
Lord Abbett Series Fund- Growth and Income Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $10.874     $10.960
Accumulation Unit Value, End of Period                        --       --    $10.874    $10.960     $12.546
Number of Units Outstanding, End of Period                    --       --          0      1,646           0
Lord Abbett Series Fund- Growth Opportunities
Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $11.122     $11.359
Accumulation Unit Value, End of Period                        --       --    $11.122    $11.359     $11.963
Number of Units Outstanding, End of Period                    --       --          0          0           0
Lord Abbett Series Fund- Mid-Cap Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $11.105     $11.731
Accumulation Unit Value, End of Period                        --       --    $11.105    $11.731     $12.852
Number of Units Outstanding, End of Period                    --       --          0          0           0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.680    $12.999    $13.930     $14.098
Accumulation Unit Value, End of Period                   $10.680  $12.999    $13.930    $14.098     $15.256
Number of Units Outstanding, End of Period                     0    3,157      3,213      3,273           0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $10.090     $10.079
Accumulation Unit Value, End of Period                        --       --    $10.090    $10.079     $10.324
Number of Units Outstanding, End of Period                    --       --          0          0         915
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                  --  $10.000    $12.231    $12.728     $13.029
Accumulation Unit Value, End of Period                        --  $12.231    $12.728    $13.029     $13.696
Number of Units Outstanding, End of Period                    --        0          0          0           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.133    $14.130    $16.396     $18.256
Accumulation Unit Value, End of Period                   $10.133  $14.130    $16.396    $18.256     $20.915
Number of Units Outstanding, End of Period                     0      243        218        199           0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.645    $12.863    $13.652     $13.594
Accumulation Unit Value, End of Period                   $10.645  $12.863    $13.652    $13.594     $14.494
Number of Units Outstanding, End of Period                     0        0          0          0           0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.162    $12.541    $13.361     $13.791
Accumulation Unit Value, End of Period                   $10.162  $12.541    $13.361    $13.791     $15.450
Number of Units Outstanding, End of Period                     0    4,266      4,314      4,288         109
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.338    $14.556    $16.933     $18.136
Accumulation Unit Value, End of Period                   $10.338  $14.556    $16.933    $18.136     $20.298
Number of Units Outstanding, End of Period                     0      737        665        628           0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.045    $12.299    $14.338     $15.674
Accumulation Unit Value, End of Period                   $10.045  $12.299    $14.338    $15.674     $15.714
Number of Units Outstanding, End of Period                     0      415        398        357           0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.535    $12.048    $12.752     $12.756
Accumulation Unit Value, End of Period                   $10.535  $12.048    $12.752    $12.756     $13.353
Number of Units Outstanding, End of Period                     0      821        819        830           0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.372    $12.341    $13.143     $13.725
Accumulation Unit Value, End of Period                   $10.372  $12.341    $13.143    $13.725     $15.120
Number of Units Outstanding, End of Period                     0        0          0          0           0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.781    $13.406    $14.539     $14.935
Accumulation Unit Value, End of Period                   $10.781  $13.406    $14.539    $14.935     $16.899
Number of Units Outstanding, End of Period                     0      513        503        503           0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period             $10.000   $9.709    $11.220    $11.732     $12.963
Accumulation Unit Value, End of Period                    $9.709  $11.220    $11.732    $12.963     $13.008
Number of Units Outstanding, End of Period                     0        0          0          0           0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.724    $13.247    $14.293     $14.385
Accumulation Unit Value, End of Period                   $10.724  $13.247    $14.293    $14.385     $15.520
Number of Units Outstanding, End of Period                     0        0          0          0           0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.169    $10.366    $10.566     $10.558
Accumulation Unit Value, End of Period                   $10.169  $10.366    $10.566    $10.558     $10.772
Number of Units Outstanding, End of Period                     0      938        982      1,004           0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.588    $13.284    $15.066     $16.501
Accumulation Unit Value, End of Period                   $10.588  $13.284    $15.066    $16.501     $20.573
Number of Units Outstanding, End of Period                     0        0          0          0           0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.391    $12.896    $14.179     $15.060
Accumulation Unit Value, End of Period                   $10.391  $12.896    $14.179    $15.060     $16.749
Number of Units Outstanding, End of Period                     0        0          0          0           0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000   $9.969     $9.780     $9.609      $9.618
Accumulation Unit Value, End of Period                    $9.969   $9.780     $9.609     $9.618      $9.801
Number of Units Outstanding, End of Period                     0        0          0          0         316
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period             $10.000  $10.363    $13.397    $14.424     $15.489
Accumulation Unit Value, End of Period                   $10.363  $13.397    $14.424    $15.489     $16.414
Number of Units Outstanding, End of Period                     0      386        395        367           0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $11.187    $14.466    $16.299     $16.849
Accumulation Unit Value, End of Period                   $11.187  $14.466    $16.299    $16.849     $19.081
Number of Units Outstanding, End of Period                     0    3,948      3,776      3,750           0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period             $10.000  $10.626    $12.999    $13.648     $13.990
Accumulation Unit Value, End of Period                   $10.626  $12.999    $13.648    $13.990     $15.202
Number of Units Outstanding, End of Period                     0        0          0          0           0
Putnam VT The George Putnam Fund of Boston
Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.499    $11.994    $12.668     $12.861
Accumulation Unit Value, End of Period                   $10.499  $11.994    $12.668    $12.861     $14.051
Number of Units Outstanding, End of Period                     0    4,502      4,669      4,722           0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period             $10.000  $11.452    $13.954    $16.563     $17.554
Accumulation Unit Value, End of Period                   $11.452  $13.954    $16.563    $17.554     $21.768
Number of Units Outstanding, End of Period                     0        0          0          0           0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.356    $13.462    $15.585     $17.062
Accumulation Unit Value, End of Period                   $10.356  $13.462    $15.585    $17.062     $17.563
Number of Units Outstanding, End of Period                     0        0          0          0           0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.093    $12.307    $12.617     $13.018
Accumulation Unit Value, End of Period                   $10.093  $12.307    $12.617    $13.018     $13.398
Number of Units Outstanding, End of Period                     0    1,100      1,119      1,178           0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $11.069     $12.006
Accumulation Unit Value, End of Period                        --       --    $11.069    $12.006     $12.297
Number of Units Outstanding, End of Period                    --       --          0          0           0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $11.282     $11.465
Accumulation Unit Value, End of Period                        --       --    $11.282    $11.465     $12.988
Number of Units Outstanding, End of Period                    --       --          0          0           0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000   $9.396    $11.651    $12.144     $12.760
Accumulation Unit Value, End of Period                    $9.396  $11.651    $12.144    $12.760     $12.782
Number of Units Outstanding, End of Period                     0        0          0          0           0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000  $10.636    $13.256    $14.766     $15.815
Accumulation Unit Value, End of Period                   $10.636  $13.256    $14.766    $15.815     $17.905
Number of Units Outstanding, End of Period                     0        0          0          0           0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                  --  $10.000    $10.000     $9.815      $9.813
Accumulation Unit Value, End of Period                        --  $10.000     $9.815     $9.813      $9.979
Number of Units Outstanding, End of Period                    --        0          0          0         313
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000   $9.396    $11.651    $12.144     $12.760
Accumulation Unit Value, End of Period                    $9.396  $11.651    $12.144    $12.760     $12.782
Number of Units Outstanding, End of Period                     0        0          0          0           0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period             $10.000  $11.043    $13.771    $14.797     $16.197
Accumulation Unit Value, End of Period                   $11.043  $13.771    $14.797    $16.197     $17.520
Number of Units Outstanding, End of Period                     0        0          0          0           0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $10.907     $11.433
Accumulation Unit Value, End of Period                        --       --    $10.907    $11.433     $12.564
Number of Units Outstanding, End of Period                    --       --          0          0           0
Van Kampen UIF Equity Growth - Class I Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $10.705     $12.091
Accumulation Unit Value, End of Period                        --       --    $10.705    $12.091     $12.288
Number of Units Outstanding, End of Period                    --       --          0          0           0
Van Kampen UIF Equity Growth - Class II Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $10.679     $12.039
Accumulation Unit Value, End of Period                        --       --    $10.679    $12.039     $12.200
Number of Units Outstanding, End of Period                    --       --          0          0           0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                  --  $10.000    $10.000    $11.007     $12.032
Accumulation Unit Value, End of Period                        --  $10.000    $11.007    $12.032     $14.272
Number of Units Outstanding, End of Period                    --        0          0          0           0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                  --       --         --         --     $10.000
Accumulation Unit Value, End of Period                        --       --         --         --      $9.779
Number of Units Outstanding, End of Period                    --       --         --         --           0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                  --  $10.000    $13.520    $15.697     $17.297
Accumulation Unit Value, End of Period                        --  $13.520    $15.697    $17.297     $18.883
Number of Units Outstanding, End of Period                    --        0          0          0           0
Van Kampen UIF U.S. Mid Cap Value - Class I
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $11.245     $12.328
Accumulation Unit Value, End of Period                        --       --    $11.245    $12.328     $14.525
Number of Units Outstanding, End of Period                    --       --        983        926         596
Van Kampen UIF U.S. Mid Cap Value - Class II
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                  --       --    $10.000    $11.238     $12.303
Accumulation Unit Value, End of Period                        --       --    $11.238    $12.303     $14.487
Number of Units Outstanding, End of Period                    --       --          0          0           0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period             $10.000  $10.684    $14.404    $19.131     $21.804
Accumulation Unit Value, End of Period                   $10.684  $14.404    $19.131    $21.804     $29.302
Number of Units Outstanding, End of Period                     0        0          0          0           0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
200. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered May 1, 2003, and the Van Kampen
LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, Van Kampen
UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid
Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord
Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett
Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord
Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity
VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 -
Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2
Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity
VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock -
Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Van Kampen Money Market and Van Kampen
UIF Global Franchise Variable Sub-Accounts are not shown. The Accumulation Unit
Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.











Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70)) or (With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May
1, 2003, and the Earnings Protection Death Benefit Option (age 71-79))


For the Years Beginning January 1* and Ending December 31,           2002      2003    2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --        --      --     -- $10.000
Accumulation Unit Value, End of Period                                 --        --      --     -- $10.210
Number of Units Outstanding, End of Period                             --        --      --     --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --        --      --     -- $10.000
Accumulation Unit Value, End of Period                                 --        --      --     -- $10.401
Number of Units Outstanding, End of Period                             --        --      --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --        --      --     -- $10.000
Accumulation Unit Value, End of Period                                 --        --      --     -- $10.430
Number of Units Outstanding, End of Period                             --        --      --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --        --      --     -- $10.000
Accumulation Unit Value, End of Period                                 --        --      --     -- $10.439
Number of Units Outstanding, End of Period                             --        --      --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --        --      --     -- $10.000
Accumulation Unit Value, End of Period                                 --        --      --     -- $10.292
Number of Units Outstanding, End of Period                             --        --      --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --        --      --     -- $10.000
Accumulation Unit Value, End of Period                                 --        --      --     --  $9.690
Number of Units Outstanding, End of Period                             --        --      --     --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --        --      --     -- $10.000
Accumulation Unit Value, End of Period                                 --        --      --     -- $10.761
Number of Units Outstanding, End of Period                             --        --      --     --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --        --      --     -- $10.000
Accumulation Unit Value, End of Period                                 --        --      --     --  $9.821
Number of Units Outstanding, End of Period                             --        --      --     --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.683 $13.300$14.353 $14.495
Accumulation Unit Value, End of Period                                 --   $13.300 $14.353$14.495 $16.513
Number of Units Outstanding, End of Period                             --    17,595  24,643 25,536       0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$11.175 $11.078
Accumulation Unit Value, End of Period                                 --        -- $11.175$11.078 $12.780
Number of Units Outstanding, End of Period                             --        --       0  3,816       0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$10.503 $10.356
Accumulation Unit Value, End of Period                                 --        -- $10.503$10.356 $11.205
Number of Units Outstanding, End of Period                             --        --     243  2,801       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --   $11.804 $15.437$16.789 $17.165
Accumulation Unit Value, End of Period                                 --   $15.437 $16.789$17.165 $18.203
Number of Units Outstanding, End of Period                             --         0       0      0       0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $11.024 $14.462$17.460 $18.529
Accumulation Unit Value, End of Period                                 --   $14.462 $17.460$18.529 $21.148
Number of Units Outstanding, End of Period                             --     5,520   7,553  9,771     482
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$10.193 $10.184
Accumulation Unit Value, End of Period                                 --        -- $10.193$10.184 $10.336
Number of Units Outstanding, End of Period                             --        --   1,045  1,072       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --        --      --     -- $10.000
Accumulation Unit Value, End of Period                                 --        --      --     -- $10.955
Number of Units Outstanding, End of Period                             --        --      --     --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.584 $12.599$13.845 $14.933
Accumulation Unit Value, End of Period                                 --   $12.599 $13.845$14.933 $17.248
Number of Units Outstanding, End of Period                             --    19,691  25,374 26,784   1,131
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $11.658 $16.758$20.390 $25.351
Accumulation Unit Value, End of Period                                 --   $16.758 $20.390$25.351 $31.681
Number of Units Outstanding, End of Period                             --       739   1,339  2,962       0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.362 $13.505$15.617 $16.786
Accumulation Unit Value, End of Period                                 --   $13.505 $15.617$16.786 $19.890
Number of Units Outstanding, End of Period                             --     2,556   2,722  7,297       0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --   $11.567 $12.800$14.328 $13.549
Accumulation Unit Value, End of Period                                 --   $12.800 $14.328$13.549 $14.907
Number of Units Outstanding, End of Period                             --         0       0      0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$10.888 $11.362
Accumulation Unit Value, End of Period                                 --        -- $10.888$11.362 $12.709
Number of Units Outstanding, End of Period                             --        --       0  1,248       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$10.340 $10.221
Accumulation Unit Value, End of Period                                 --        -- $10.340$10.221 $10.902
Number of Units Outstanding, End of Period                             --        --       0  6,249       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$10.873 $10.953
Accumulation Unit Value, End of Period                                 --        -- $10.873$10.953 $12.532
Number of Units Outstanding, End of Period                             --        --   6,569  3,127       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$11.120 $11.351
Accumulation Unit Value, End of Period                                 --        -- $11.120$11.351 $11.949
Number of Units Outstanding, End of Period                             --        --       0  1,967       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$11.103 $11.724
Accumulation Unit Value, End of Period                                 --        -- $11.103$11.724 $12.838
Number of Units Outstanding, End of Period                             --        --   6,049  8,583       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $11.088 $13.005$13.930 $14.090
Accumulation Unit Value, End of Period                                 --   $13.005 $13.930$14.090 $15.240
Number of Units Outstanding, End of Period                             --       313     746  1,178       0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$10.088 $10.073
Accumulation Unit Value, End of Period                                 --        -- $10.088$10.073 $10.312
Number of Units Outstanding, End of Period                             --        --       0    673       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.000 $12.227$12.718 $13.011
Accumulation Unit Value, End of Period                                 --   $12.227 $12.718$13.011 $13.670
Number of Units Outstanding, End of Period                             --    13,535  25,147 22,749   1,179
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.065 $14.137$16.396 $18.246
Accumulation Unit Value, End of Period                                 --   $14.137 $16.396$18.246 $20.893
Number of Units Outstanding, End of Period                             --         0       0  1,893       0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $11.711 $12.869$13.652 $13.586
Accumulation Unit Value, End of Period                                 --   $12.869 $13.652$13.586 $14.479
Number of Units Outstanding, End of Period                             --     2,142   4,367  4,810     571
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.445 $12.547$13.361 $13.784
Accumulation Unit Value, End of Period                                 --   $12.547 $13.361$13.784 $15.434
Number of Units Outstanding, End of Period                             --    26,443  42,107 43,949       0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.695 $14.563$16.933 $18.126
Accumulation Unit Value, End of Period                                 --   $14.563 $16.933$18.126 $20.277
Number of Units Outstanding, End of Period                             --     4,771   9,376 10,461       0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.322 $12.305$14.338 $15.666
Accumulation Unit Value, End of Period                                 --   $12.305 $14.338$15.666 $15.697
Number of Units Outstanding, End of Period                             --     7,154  11,024  9,578     558
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $11.227 $12.054$12.751 $12.750
Accumulation Unit Value, End of Period                                 --   $12.054 $12.751$12.750 $13.339
Number of Units Outstanding, End of Period                             --     5,038   8,855 15,833   1,831
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.733 $12.347$13.143 $13.718
Accumulation Unit Value, End of Period                                 --   $12.347 $13.143$13.718 $15.105
Number of Units Outstanding, End of Period                             --       604     603    703       0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.974 $13.412$14.539 $14.927
Accumulation Unit Value, End of Period                                 --   $13.412 $14.539$14.927 $16.881
Number of Units Outstanding, End of Period                             --    17,230  23,473 21,980       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --   $10.215 $11.225$11.731 $12.956
Accumulation Unit Value, End of Period                                 --   $11.225 $11.731$12.956 $12.994
Number of Units Outstanding, End of Period                             --     2,465   2,572  2,449       0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $11.845 $13.253$14.293 $14.377
Accumulation Unit Value, End of Period                                 --   $13.253 $14.293$14.377 $15.503
Number of Units Outstanding, End of Period                             --     4,691   8,520 10,510       0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.338 $10.371$10.566 $10.552
Accumulation Unit Value, End of Period                                 --   $10.371 $10.566$10.552 $10.761
Number of Units Outstanding, End of Period                             --    31,017   1,667  8,376       0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.556 $13.290$15.066 $16.492
Accumulation Unit Value, End of Period                                 --   $13.290 $15.066$16.492 $20.551
Number of Units Outstanding, End of Period                             --       691   1,909  3,655       0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.673 $12.902$14.179 $15.052
Accumulation Unit Value, End of Period                                 --   $12.902 $14.179$15.052 $16.732
Number of Units Outstanding, End of Period                             --         0       0      0       0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --    $9.920  $9.785 $9.609  $9.613
Accumulation Unit Value, End of Period                                 --    $9.785  $9.609 $9.613  $9.791
Number of Units Outstanding, End of Period                             --        53   3,480  8,091       0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --   $10.960 $13.403$14.424 $15.481
Accumulation Unit Value, End of Period                                 --   $13.403 $14.424$15.481 $16.397
Number of Units Outstanding, End of Period                             --    18,175  25,691 23,154       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $11.301 $14.473$16.299 $16.840
Accumulation Unit Value, End of Period                                 --   $14.473 $16.299$16.840 $19.061
Number of Units Outstanding, End of Period                             --       356   2,415  5,219       0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --   $10.822 $13.005$13.647 $13.983
Accumulation Unit Value, End of Period                                 --   $13.005 $13.647$13.983 $15.186
Number of Units Outstanding, End of Period                             --        40       0      0       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.663 $12.000$12.668 $12.854
Accumulation Unit Value, End of Period                                 --   $12.000 $12.668$12.854 $14.037
Number of Units Outstanding, End of Period                             --     6,577   8,286  7,978       0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --   $11.626 $13.961$16.562 $17.545
Accumulation Unit Value, End of Period                                 --   $13.961 $16.562$17.545 $21.746
Number of Units Outstanding, End of Period                             --       142     126    123       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.779 $13.468$15.585 $17.053
Accumulation Unit Value, End of Period                                 --   $13.468 $15.585$17.053 $17.545
Number of Units Outstanding, End of Period                             --    11,261  15,852 14,674       0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.560 $12.313$12.617 $13.011
Accumulation Unit Value, End of Period                                 --   $12.313 $12.617$13.011 $13.384
Number of Units Outstanding, End of Period                             --    25,354  37,923 38,888       0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$11.066 $11.996
Accumulation Unit Value, End of Period                                 --        -- $11.066$11.996 $12.280
Number of Units Outstanding, End of Period                             --        --  23,878 22,050       0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$11.278 $11.456
Accumulation Unit Value, End of Period                                 --        -- $11.278$11.456 $12.970
Number of Units Outstanding, End of Period                             --        --       0  1,266       0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.760 $13.263$14.766 $15.807
Accumulation Unit Value, End of Period                                 --   $13.263 $14.766$15.807 $17.886
Number of Units Outstanding, End of Period                             --    16,502  19,148 16,327       0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $10.000 $10.000 $9.810  $9.803
Accumulation Unit Value, End of Period                                 --   $10.000  $9.810 $9.803  $9.964
Number of Units Outstanding, End of Period                             --         0   3,830  5,017       0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           --    $9.911 $11.657$12.143 $12.753
Accumulation Unit Value, End of Period                                 --   $11.657 $12.143$12.753 $12.769
Number of Units Outstanding, End of Period                             --       299     653    642       0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --   $12.268 $13.778$14.797 $16.189
Accumulation Unit Value, End of Period                                 --   $13.778 $14.797$16.189 $17.501
Number of Units Outstanding, End of Period                             --         0     141    302       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$10.903 $11.423
Accumulation Unit Value, End of Period                                 --        -- $10.903$11.423 $12.547
Number of Units Outstanding, End of Period                             --        --       0      0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$10.701 $12.081
Accumulation Unit Value, End of Period                                 --        -- $10.701$12.081 $12.271
Number of Units Outstanding, End of Period                             --        --  15,649 13,665  12,103
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$10.676 $12.028
Accumulation Unit Value, End of Period                                 --        -- $10.676$12.028 $12.183
Number of Units Outstanding, End of Period                             --        --   1,275  1,202       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --   $10.000 $10.000$11.002 $12.020
Accumulation Unit Value, End of Period                                 --   $10.000 $11.002$12.020 $14.250
Number of Units Outstanding, End of Period                             --         0   2,959  3,581       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --        --      --     -- $10.000
Accumulation Unit Value, End of Period                                 --        --      --     --  $9.776
Number of Units Outstanding, End of Period                             --        --      --     --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --   $10.000 $13.515$15.684 $17.274
Accumulation Unit Value, End of Period                                 --   $13.515 $15.684$17.274 $18.848
Number of Units Outstanding, End of Period                             --       927   1,229  4,222       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$11.241 $12.318
Accumulation Unit Value, End of Period                                 --        -- $11.241$12.318 $14.505
Number of Units Outstanding, End of Period                             --        --  29,761 27,979  21,119
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --        -- $10.000$11.234 $12.293
Accumulation Unit Value, End of Period                                 --        -- $11.234$12.293 $14.467
Number of Units Outstanding, End of Period                             --        --       0    474       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --   $11.360 $14.411$19.131 $21.792
Accumulation Unit Value, End of Period                                 --   $14.411 $19.131$21.792 $29.271
Number of Units Outstanding, End of Period                             --       386   5,033  5,141       0


* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.20% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.












Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending              2002       2003         2004      2005      2006
December 31,
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --           --        --   $10.000
Accumulation Unit Value, End of Period                       --         --           --        --   $10.203
Number of Units Outstanding, End of Period                   --         --           --        --         0
Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --           --        --   $10.000
Accumulation Unit Value, End of Period                       --         --           --        --   $10.394
Number of Units Outstanding, End of Period                   --         --           --        --         0
Fidelity VIP Freedom 2020 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --           --        --   $10.000
Accumulation Unit Value, End of Period                       --         --           --        --   $10.423
Number of Units Outstanding, End of Period                   --         --           --        --         0
Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --           --        --   $10.000
Accumulation Unit Value, End of Period                       --         --           --        --   $10.432
Number of Units Outstanding, End of Period                   --         --           --        --         0
Fidelity VIP Freedom Income - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --           --        --   $10.000
Accumulation Unit Value, End of Period                       --         --           --        --   $10.285
Number of Units Outstanding, End of Period                   --         --           --        --         0
Fidelity VIP Growth Stock - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --           --        --   $10.000
Accumulation Unit Value, End of Period                       --         --           --        --    $9.683
Number of Units Outstanding, End of Period                   --         --           --        --         0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --           --        --   $10.000
Accumulation Unit Value, End of Period                       --         --           --        --   $10.754
Number of Units Outstanding, End of Period                   --         --           --        --         0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --           --        --   $10.000
Accumulation Unit Value, End of Period                       --         --           --        --    $9.814
Number of Units Outstanding, End of Period                   --         --           --        --         0
FTVIP Franklin Growth and Income Securities
Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.675      $13.280   $14.316   $14.444
Accumulation Unit Value, End of Period                       --    $13.280      $14.316   $14.444   $16.437
Number of Units Outstanding, End of Period                   --          0            0         0         0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $11.168   $11.059
Accumulation Unit Value, End of Period                       --         --      $11.168   $11.059   $12.746
Number of Units Outstanding, End of Period                   --         --            0         0         0
FTVIP Franklin Large Cap Growth Securities
Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $10.500   $10.342
Accumulation Unit Value, End of Period                       --         --      $10.500   $10.342   $11.179
Number of Units Outstanding, End of Period                   --         --            0         0         0
FTVIP Franklin Small-Mid Cap Growth Securities
Sub-Account (1)
Accumulation Unit Value, Beginning of Period                 --    $11.794      $15.414   $16.746   $17.104
Accumulation Unit Value, End of Period                       --    $15.414      $16.746   $17.104   $18.119
Number of Units Outstanding, End of Period                   --          0            0         0         0
FTVIP Franklin Small Cap Value Securities
Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $11.014      $14.440   $17.416   $18.463
Accumulation Unit Value, End of Period                       --    $14.440      $17.416   $18.463   $21.051
Number of Units Outstanding, End of Period                   --          0            0         0         0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $10.186   $10.167
Accumulation Unit Value, End of Period                       --         --      $10.186   $10.167   $10.308
Number of Units Outstanding, End of Period                   --         --            0         0         0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                 --         --           --        --   $10.000
Accumulation Unit Value, End of Period                       --         --           --        --   $10.947
Number of Units Outstanding, End of Period                   --         --           --        --         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.575      $12.580   $13.809   $14.880
Accumulation Unit Value, End of Period                       --    $12.580      $13.809   $14.880   $17.169
Number of Units Outstanding, End of Period                   --          0            0         0         0
FTVIP Templeton Developing Markets Securities
Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $11.648      $16.733   $20.338   $25.260
Accumulation Unit Value, End of Period                       --    $16.733      $20.338   $25.260   $31.536
Number of Units Outstanding, End of Period                   --          0            0         0         0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.354      $13.484   $15.577   $16.727
Accumulation Unit Value, End of Period                       --    $13.484      $15.577   $16.727   $19.799
Number of Units Outstanding, End of Period                   --          0            0         0         0
FTVIP Templeton Global Income Securities
Sub-Account (1)
Accumulation Unit Value, Beginning of Period                 --    $11.557      $12.780   $14.291   $13.500
Accumulation Unit Value, End of Period                       --    $12.780      $14.291   $13.500   $14.839
Number of Units Outstanding, End of Period                   --          0            0         0         0
Lord Abbett Series Fund- All Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $10.886   $11.347
Accumulation Unit Value, End of Period                       --         --      $10.886   $11.347   $12.679
Number of Units Outstanding, End of Period                   --         --            0         0         0
Lord Abbett Series Fund- Bond - Debenture Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $10.338   $10.208
Accumulation Unit Value, End of Period                       --         --      $10.338   $10.208   $10.877
Number of Units Outstanding, End of Period                   --         --            0         0         0
Lord Abbett Series Fund- Growth and Income
Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $10.870   $10.939
Accumulation Unit Value, End of Period                       --         --      $10.870   $10.939   $12.503
Number of Units Outstanding, End of Period                   --         --            0         0         0
Lord Abbett Series Fund- Growth Opportunities
Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $11.117   $11.337
Accumulation Unit Value, End of Period                       --         --      $11.117   $11.337   $11.922
Number of Units Outstanding, End of Period                   --         --            0         0         0
Lord Abbett Series Fund- Mid-Cap Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $11.101   $11.709
Accumulation Unit Value, End of Period                       --         --      $11.101   $11.709   $12.808
Number of Units Outstanding, End of Period                   --         --            0         0         0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $11.079      $12.985   $13.895   $14.040
Accumulation Unit Value, End of Period                       --    $12.985      $13.895   $14.040   $15.170
Number of Units Outstanding, End of Period                   --          0            0         0         0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $10.086   $10.060
Accumulation Unit Value, End of Period                       --         --      $10.086   $10.060   $10.288
Number of Units Outstanding, End of Period                   --         --            0         0         0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.000      $12.218   $12.696   $12.976
Accumulation Unit Value, End of Period                       --    $12.218      $12.696   $12.976   $13.619
Number of Units Outstanding, End of Period                   --          0            0         0         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.056      $14.115   $16.354   $18.181
Accumulation Unit Value, End of Period                       --    $14.115      $16.354   $18.181   $20.798
Number of Units Outstanding, End of Period                   --          0            0         0         0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $11.701      $12.850   $13.617   $13.538
Accumulation Unit Value, End of Period                       --    $12.850      $13.617   $13.538   $14.413
Number of Units Outstanding, End of Period                   --          0            0         0         0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.436      $12.528   $13.327   $13.735
Accumulation Unit Value, End of Period                       --    $12.528      $13.327   $13.735   $15.363
Number of Units Outstanding, End of Period                   --          0            0         0         0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.686      $14.541   $16.890   $18.061
Accumulation Unit Value, End of Period                       --    $14.541      $16.890   $18.061   $20.184
Number of Units Outstanding, End of Period                   --          0            0         0         0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.314      $12.287   $14.302   $15.610
Accumulation Unit Value, End of Period                       --    $12.287      $14.302   $15.610   $15.626
Number of Units Outstanding, End of Period                   --          0            0         0         0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $11.218      $12.035   $12.719   $12.704
Accumulation Unit Value, End of Period                       --    $12.035      $12.719   $12.704   $13.278
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.724      $12.328   $13.110   $13.669
Accumulation Unit Value, End of Period                       --    $12.328      $13.110   $13.669   $15.035
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.965      $13.392   $14.502   $14.874
Accumulation Unit Value, End of Period                       --    $13.392      $14.502   $14.874   $16.804
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                 --    $10.207      $11.208   $11.701   $12.910
Accumulation Unit Value, End of Period                       --    $11.208      $11.701   $12.910   $12.935
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $11.835      $13.233   $14.257   $14.326
Accumulation Unit Value, End of Period                       --    $13.233      $14.257   $14.326   $15.432
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.329      $10.355   $10.539   $10.515
Accumulation Unit Value, End of Period                       --    $10.355      $10.539   $10.515   $10.712
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.548      $13.270   $15.027   $16.433
Accumulation Unit Value, End of Period                       --    $13.270      $15.027   $16.433   $20.457
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.664      $12.883   $14.143   $14.998
Accumulation Unit Value, End of Period                       --    $12.883      $14.143   $14.998   $16.655
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                 --     $9.911       $9.770    $9.585    $9.578
Accumulation Unit Value, End of Period                       --     $9.770       $9.585    $9.578    $9.746
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                 --    $10.951      $13.383   $14.388   $15.426
Accumulation Unit Value, End of Period                       --    $13.383      $14.388   $15.426   $16.322
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $11.292      $14.451   $16.258   $16.780
Accumulation Unit Value, End of Period                       --    $14.451      $16.258   $16.780   $18.974
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                 --    $10.813      $12.986   $13.613   $13.933
Accumulation Unit Value, End of Period                       --    $12.986      $13.613   $13.933   $15.116
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT The George Putnam Fund of Boston
Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.654      $11.982   $12.636   $12.808
Accumulation Unit Value, End of Period                       --    $11.982      $12.636   $12.808   $13.972
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT Utilities Growth and Income Sub-Account
(2)
Accumulation Unit Value, Beginning of Period                 --    $11.616      $13.940   $16.520   $17.483
Accumulation Unit Value, End of Period                       --    $13.940      $16.520   $17.483   $21.646
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.770      $13.448   $15.545   $16.992
Accumulation Unit Value, End of Period                       --    $13.448      $15.545   $16.992   $17.465
Number of Units Outstanding, End of Period                   --          0            0         0         0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.551      $12.294   $12.585   $12.964
Accumulation Unit Value, End of Period                       --    $12.294      $12.585   $12.964   $13.323
Number of Units Outstanding, End of Period                   --          0            0         0         0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $11.058   $11.976
Accumulation Unit Value, End of Period                       --         --      $11.058   $11.976   $12.247
Number of Units Outstanding, End of Period                   --         --            0         0         0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $11.270   $11.436
Accumulation Unit Value, End of Period                       --         --      $11.270   $11.436   $12.935
Number of Units Outstanding, End of Period                   --         --            0         0         0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.751      $13.242   $14.729   $15.751
Accumulation Unit Value, End of Period                       --    $13.242      $14.729   $15.751   $17.804
Number of Units Outstanding, End of Period                   --          0            0         0         0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                 --    $10.000      $10.000    $9.800    $9.783
Accumulation Unit Value, End of Period                       --    $10.000       $9.800    $9.783    $9.933
Number of Units Outstanding, End of Period                   --          0            0         0         0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                 --     $9.903      $11.639   $12.112   $12.707
Accumulation Unit Value, End of Period                       --    $11.639      $12.112   $12.707   $12.711
Number of Units Outstanding, End of Period                   --          0            0         0         0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                 --    $12.258      $13.757   $14.759   $16.131
Accumulation Unit Value, End of Period                       --    $13.757      $14.759   $16.131   $17.421
Number of Units Outstanding, End of Period                   --          0            0         0         0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $10.896   $11.404
Accumulation Unit Value, End of Period                       --         --      $10.896   $11.404   $12.513
Number of Units Outstanding, End of Period                   --         --            0         0         0
Van Kampen UIF Equity Growth - Class I Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $10.694   $12.060
Accumulation Unit Value, End of Period                       --         --      $10.694   $12.060   $12.237
Number of Units Outstanding, End of Period                   --         --            0         0         0
Van Kampen UIF Equity Growth - Class II Sub-Account
(5)(6)
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $10.668   $12.008
Accumulation Unit Value, End of Period                       --         --      $10.688   $12.008   $12.150
Number of Units Outstanding, End of Period                   --         --            0         0         0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                 --    $10.000      $10.000   $10.990   $11.995
Accumulation Unit Value, End of Period                       --    $10.000      $10.990   $11.995   $14.206
Number of Units Outstanding, End of Period                   --          0            0         0         0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                 --         --           --        --   $10.000
Accumulation Unit Value, End of Period                       --         --           --        --    $9.769
Number of Units Outstanding, End of Period                   --         --           --        --         0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                 --    $10.000      $13.506   $15.657   $17.227
Accumulation Unit Value, End of Period                       --    $13.506      $15.657   $17.227   $18.777
Number of Units Outstanding, End of Period                   --          0            0         0         0
Van Kampen UIF U.S. Mid Cap Value - Class I
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $11.233   $12.297
Accumulation Unit Value, End of Period                       --         --      $11.233   $12.297   $14.466
Number of Units Outstanding, End of Period                   --         --            0         0         0
Van Kampen UIF U.S. Mid Cap Value - Class II
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                 --         --      $10.000   $11.227   $12.272
Accumulation Unit Value, End of Period                       --         --      $11.227   $12.272   $14.428
Number of Units Outstanding, End of Period                   --         --            0         0         0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                 --    $11.351      $14.389   $19.082   $21.714
Accumulation Unit Value, End of Period                       --    $14.389      $19.082   $21.714   $29.137
Number of Units Outstanding, End of Period                   --          0            0         0         0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Earnings Protection Death Benefit Option on
October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, either added prior to May 1, 2003, or the Enhanced Beneficiary
Protection (Annual Increase) Option)

For the Years Beginning January 1* and Ending December      2002       2003       2004     2005        2006
31,
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.245
Number of Units Outstanding, End of Period                    --         --         --       --       4,881
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.437
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.466
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.475
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Freedom Income - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.327
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --      $9.723
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.798
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --      $9.855
Number of Units Outstanding, End of Period                    --         --         --       --           0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.845    $13.368  $14.500     $14.719
Accumulation Unit Value, End of Period                   $10.845    $13.368    $14.500  $14.719     $16.853
Number of Units Outstanding, End of Period                     0      7,791      6,299    6,069       5,447
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.214     $11.173
Accumulation Unit Value, End of Period                        --         --    $11.214  $11.173     $12.956
Number of Units Outstanding, End of Period                    --         --        553    4,354       2,024
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.516     $10.422
Accumulation Unit Value, End of Period                        --         --    $10.516  $10.422     $11.334
Number of Units Outstanding, End of Period                    --         --          0   17,284      16,084
FTVIP Franklin Small-Mid Cap Growth Securities
Sub-Account (1)
Accumulation Unit Value, Beginning of Period             $10.000    $11.529    $15.516  $16.961     $17.429
Accumulation Unit Value, End of Period                   $11.529    $15.516    $16.961  $17.429     $18.578
Number of Units Outstanding, End of Period                   798        662        642      617           0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $11.219    $14.536  $17.639     $18.814
Accumulation Unit Value, End of Period                   $11.219    $14.536    $17.639  $18.814     $21.583
Number of Units Outstanding, End of Period                   840      5,316      3,838    5,486       3,981
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.228     $10.272
Accumulation Unit Value, End of Period                        --         --    $10.228  $10.272     $10.477
Number of Units Outstanding, End of Period                    --         --          0    4,368       4,342
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.992
Number of Units Outstanding, End of Period                    --         --         --       --           0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.319    $12.663  $13.986     $15.164
Accumulation Unit Value, End of Period                   $10.319    $12.663    $13.986  $15.164     $17.603
Number of Units Outstanding, End of Period                     0      9,499      8,319    6,573       5,967
FTVIP Templeton Developing Markets Securities
Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $11.227    $16.844  $20.599     $25.741
Accumulation Unit Value, End of Period                   $11.227    $16.844    $20.599  $25.741     $32.334
Number of Units Outstanding, End of Period                     0          0        677    1,436         917
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.470    $13.574  $15.777     $17.045
Accumulation Unit Value, End of Period                   $10.470    $13.574    $15.777  $17.045     $20.300
Number of Units Outstanding, End of Period                   865      3,783      2,172   13,069      10,472
FTVIP Templeton Global Income Securities Sub-Account
(1)
Accumulation Unit Value, Beginning of Period             $10.000    $10.715    $12.865  $14.475     $13.758
Accumulation Unit Value, End of Period                   $10.715    $12.865    $14.475  $13.758     $15.214
Number of Units Outstanding, End of Period                   889      8,097     21,000    2,892       1,586
Lord Abbett Series Fund- All Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.902     $11.435
Accumulation Unit Value, End of Period                        --         --    $10.902  $11.435     $12.855
Number of Units Outstanding, End of Period                    --         --          0    5,828       1,521
Lord Abbett Series Fund- Bond - Debenture Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.353     $10.286
Accumulation Unit Value, End of Period                        --         --    $10.353  $10.286     $11.028
Number of Units Outstanding, End of Period                    --         --          0   18,423      16,266
Lord Abbett Series Fund- Growth and Income Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.886     $11.022
Accumulation Unit Value, End of Period                        --         --    $10.886  $11.022     $12.676
Number of Units Outstanding, End of Period                    --         --          0    1,338       1,332
Lord Abbett Series Fund- Growth Opportunities
Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.134     $11.424
Accumulation Unit Value, End of Period                        --         --    $11.134  $11.424     $12.087
Number of Units Outstanding, End of Period                    --         --          0    4,409       3,624
Lord Abbett Series Fund- Mid-Cap Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.117     $11.799
Accumulation Unit Value, End of Period                        --         --    $11.117  $11.799     $12.986
Number of Units Outstanding, End of Period                    --         --          0   10,537       9,184
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.690    $13.071  $14.073     $14.307
Accumulation Unit Value, End of Period                   $10.690    $13.071    $14.073  $14.307     $15.554
Number of Units Outstanding, End of Period                     0      6,055      6,063    6,069       5,165
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.101     $10.137
Accumulation Unit Value, End of Period                        --         --    $10.101  $10.137     $10.431
Number of Units Outstanding, End of Period                    --         --          0    1,992         482
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.000    $12.268  $12.826     $13.190
Accumulation Unit Value, End of Period                        --    $12.268    $12.826  $13.190     $13.928
Number of Units Outstanding, End of Period                    --          0        321    3,428       2,627
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.143    $14.209  $16.564     $18.527
Accumulation Unit Value, End of Period                   $10.143    $14.209    $16.564  $18.527     $21.324
Number of Units Outstanding, End of Period                     0      3,281      4,315    3,243       2,725
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.655    $12.935  $13.792     $13.796
Accumulation Unit Value, End of Period                   $10.655    $12.935    $13.792  $13.796     $14.777
Number of Units Outstanding, End of Period                     0      2,860      1,720    2,488       1,765
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.172    $12.612  $13.498     $13.997
Accumulation Unit Value, End of Period                   $10.172    $12.612    $13.498  $13.997     $15.751
Number of Units Outstanding, End of Period                     0      8,952      8,967   14,068      13,142
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.348    $14.937  $17.106     $18.405
Accumulation Unit Value, End of Period                   $10.348    $14.937    $17.106  $18.405     $20.695
Number of Units Outstanding, End of Period                     0      2,654      2,633    5,799       4,819
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.055    $12.368  $14.485     $15.907
Accumulation Unit Value, End of Period                   $10.055    $12.368    $14.485  $15.907     $16.021
Number of Units Outstanding, End of Period                     0          0        185    2,047       2,037
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.545    $12.115  $12.882     $12.946
Accumulation Unit Value, End of Period                   $10.545    $12.115    $12.882  $12.946     $13.614
Number of Units Outstanding, End of Period                 3,568     25,517     23,617   34,301      29,809
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.382    $12.410  $13.278     $13.929
Accumulation Unit Value, End of Period                   $10.382    $12.410    $13.278  $13.929     $15.416
Number of Units Outstanding, End of Period                     0      1,802      1,633    1,263          32
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.792    $13.481  $14.688     $15.157
Accumulation Unit Value, End of Period                   $10.792    $13.481    $14.688  $15.157     $17.229
Number of Units Outstanding, End of Period                     0        383      1,801      422         420
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period             $10.000     $9.718    $11.282  $11.852     $13.156
Accumulation Unit Value, End of Period                    $9.718    $11.282    $11.852  $13.156     $13.262
Number of Units Outstanding, End of Period                     0      6,154      1,451      831         795
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.735    $13.321  $14.440     $14.599
Accumulation Unit Value, End of Period                   $10.735    $13.321    $14.440  $14.599     $15.823
Number of Units Outstanding, End of Period                   886     13,425      7,682    6,829       5,266
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.179    $10.424  $10.674     $10.715
Accumulation Unit Value, End of Period                   $10.179    $10.424    $10.674  $10.715     $10.983
Number of Units Outstanding, End of Period                 3,636     40,083     32,092   17,998      15,064
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.598    $13.358  $15.220     $16.746
Accumulation Unit Value, End of Period                   $10.598    $13.358    $15.220  $16.746     $20.975
Number of Units Outstanding, End of Period                   863      2,334      2,407    1,963       1,658
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.401    $12.968  $14.324     $15.284
Accumulation Unit Value, End of Period                   $10.401    $12.968    $14.324  $15.284     $17.076
Number of Units Outstanding, End of Period                 2,573      3,014      2,910    5,388       2,662
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000     $9.979     $9.835   $9.708      $9.761
Accumulation Unit Value, End of Period                    $9.979     $9.835     $9.708   $9.761      $9.993
Number of Units Outstanding, End of Period                     0     10,838      5,617   11,200       9,133
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period             $10.000    $10.373    $13.472  $14.572     $15.720
Accumulation Unit Value, End of Period                   $10.373    $13.472    $14.572  $15.720     $16.735
Number of Units Outstanding, End of Period                     0     27,579     20,582   10,085       6,553
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $11.198    $14.547  $16.466     $17.099
Accumulation Unit Value, End of Period                   $11.198    $14.547    $16.466  $17.099     $19.453
Number of Units Outstanding, End of Period                     0      4,250      4,298    5,522       5,329
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period             $10.000    $10.636    $13.072  $13.787     $14.198
Accumulation Unit Value, End of Period                   $10.636    $13.072    $13.787  $14.198     $15.499
Number of Units Outstanding, End of Period                     0          0          0        0           0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.509    $12.061  $12.798     $13.052
Accumulation Unit Value, End of Period                   $10.509    $12.061    $12.798  $13.052     $14.326
Number of Units Outstanding, End of Period                     0      2,617      2,336    2,745       2,748
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period             $10.000    $11.464    $14.032  $16.732     $17.815
Accumulation Unit Value, End of Period                   $11.464    $14.032    $16.732  $17.815     $22.194
Number of Units Outstanding, End of Period                     0         65         74       18          16
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.367    $13.537  $15.745     $17.316
Accumulation Unit Value, End of Period                   $10.367    $13.537    $15.745  $17.316     $17.907
Number of Units Outstanding, End of Period                     0      1,783     11,404    8,543       4,795
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.103    $12.376  $12.746     $13.211
Accumulation Unit Value, End of Period                   $10.103    $12.376    $12.746  $13.211     $13.660
Number of Units Outstanding, End of Period                     0     36,300     30,271   21,299      14,081
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.103     $12.099
Accumulation Unit Value, End of Period                        --         --    $11.103  $12.099     $12.449
Number of Units Outstanding, End of Period                    --         --      1,750    1,467       1,622
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.316     $11.554
Accumulation Unit Value, End of Period                        --         --    $11.316  $11.554     $13.148
Number of Units Outstanding, End of Period                    --         --      1,474   13,477      12,318
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000    $10.647    $13.330  $14.917     $16.051
Accumulation Unit Value, End of Period                   $10.647    $13.330    $14.917  $16.051     $18.254
Number of Units Outstanding, End of Period                 2,580      9,866     11,977   19,029      16,442
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.000    $10.000   $9.860      $9.904
Accumulation Unit Value, End of Period                        --    $10.000     $9.860   $9.904     $10.117
Number of Units Outstanding, End of Period                    --          0          0    1,015       1,010
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period             $10.000     $9.405    $11.716  $12.268     $12.949
Accumulation Unit Value, End of Period                    $9.405    $11.716    $12.268  $12.949     $13.032
Number of Units Outstanding, End of Period                     0     13,186      4,412    1,634       1,596
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period             $10.000    $11.053    $13.848  $14.948     $16.438
Accumulation Unit Value, End of Period                   $11.053    $13.848    $14.948  $16.438     $17.862
Number of Units Outstanding, End of Period                     0      2,112      2,516    2,480       2,428
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.941     $11.521
Accumulation Unit Value, End of Period                        --         --    $10.941  $11.521     $12.719
Number of Units Outstanding, End of Period                    --         --          0        0           0
Van Kampen UIF Equity Growth - Class I Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.738     $12.184
Accumulation Unit Value, End of Period                        --         --    $10.738  $12.184     $12.439
Number of Units Outstanding, End of Period                    --         --      1,157    1,075         371
Van Kampen UIF Equity Growth - Class II Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.712     $12.131
Accumulation Unit Value, End of Period                        --         --    $10.712  $12.131     $12.350
Number of Units Outstanding, End of Period                    --         --          0        0           0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                  --    $10.000    $10.000  $11.058     $12.143
Accumulation Unit Value, End of Period                        --    $10.000    $11.058  $12.143     $14.469
Number of Units Outstanding, End of Period                    --          0          0    4,527       1,663
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --      $9.809
Number of Units Outstanding, End of Period                    --         --         --       --         705
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                  --    $10.000    $13.561  $15.818     $17.510
Accumulation Unit Value, End of Period                        --    $13.561    $15.818  $17.510     $19.204
Number of Units Outstanding, End of Period                    --          0        171        0           0
Van Kampen UIF U.S. Mid Cap Value - Class I
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.280     $12.423
Accumulation Unit Value, End of Period                        --         --    $11.280  $12.423     $14.704
Number of Units Outstanding, End of Period                    --         --      2,324    1,692       1,012
Van Kampen UIF U.S. Mid Cap Value - Class II
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.273     $12.398
Accumulation Unit Value, End of Period                        --         --    $11.273  $12.398     $14.665
Number of Units Outstanding, End of Period                    --         --          0    1,653       1,817
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period             $10.000    $10.695    $14.484  $19.327     $22.128
Accumulation Unit Value, End of Period                   $10.695    $14.484    $19.327  $22.128     $29.874
Number of Units Outstanding, End of Period                     0      7,400      6,675    6,986       5,946



* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.









Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added on or after May 1, 2003)


For the Years Beginning January 1* and Ending               2002       2003       2004     2005        2006
December 31,
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.242
Number of Units Outstanding, End of Period                    --         --         --       --       3,204
Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.433
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Freedom 2020 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.463
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.472
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Freedom Income - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.324
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Growth Stock - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --      $9.720
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.794
Number of Units Outstanding, End of Period                    --         --         --       --           0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --      $9.852
Number of Units Outstanding, End of Period                    --         --         --       --           0
FTVIP Franklin Growth and Income Securities
Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.701    $13.363  $14.487     $14.699
Accumulation Unit Value, End of Period                        --    $13.363    $14.487  $14.699     $16.821
Number of Units Outstanding, End of Period                    --     13,429     23,919   26,656      23,133
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.210     $11.164
Accumulation Unit Value, End of Period                        --         --    $11.210  $11.164     $12.938
Number of Units Outstanding, End of Period                    --         --     34,895   54,544      78,758
FTVIP Franklin Large Cap Growth Securities
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.515     $10.415
Accumulation Unit Value, End of Period                        --         --    $10.515  $10.415     $11.321
Number of Units Outstanding, End of Period                    --         --          0    6,788      14,996
FTVIP Franklin Small-Mid Cap Growth Securities
Sub-Account (1)
Accumulation Unit Value, Beginning of Period                  --    $11.824    $15.511  $16.947     $17.406
Accumulation Unit Value, End of Period                        --    $15.511    $16.947  $17.406     $18.543
Number of Units Outstanding, End of Period                    --          0          0        0           0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $11.042    $14.531  $17.624     $18.789
Accumulation Unit Value, End of Period                        --    $14.531    $17.624  $18.789     $21.543
Number of Units Outstanding, End of Period                    --      4,877      7,098   10,240       8,967
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.225     $10.263
Accumulation Unit Value, End of Period                        --         --    $10.225  $10.263     $10.463
Number of Units Outstanding, End of Period                    --         --      8,245   11,552      11,777
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --     $10.989
Number of Units Outstanding, End of Period                    --         --         --       --       5,078
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.602    $12.659  $13.975     $15.143
Accumulation Unit Value, End of Period                        --    $12.659    $13.975  $15.143     $17.571
Number of Units Outstanding, End of Period                    --     12,790     39,079   39,957      44,665
FTVIP Templeton Developing Markets Securities
Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $11.678    $16.838  $20.581     $25.706
Accumulation Unit Value, End of Period                        --    $16.838    $20.581  $25.706     $32.273
Number of Units Outstanding, End of Period                    --        498      1,232    1,200       3,285
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.380    $13.569  $15.763     $17.022
Accumulation Unit Value, End of Period                        --    $13.569    $15.763  $17.022     $20.262
Number of Units Outstanding, End of Period                    --      9,774     21,481   21,688      24,787
FTVIP Templeton Global Income Securities Sub-Account
(1)
Accumulation Unit Value, Beginning of Period                  --    $11.586    $12.861  $14.462     $13.739
Accumulation Unit Value, End of Period                        --    $12.861    $14.462  $13.739     $15.186
Number of Units Outstanding, End of Period                    --          0          0        0           0
Lord Abbett Series Fund- All Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.901     $11.427
Accumulation Unit Value, End of Period                        --         --    $10.901  $11.427     $12.840
Number of Units Outstanding, End of Period                    --         --          0    8,747      11,635
Lord Abbett Series Fund- Bond - Debenture Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.352     $10.279
Accumulation Unit Value, End of Period                        --         --    $10.352  $10.279     $11.015
Number of Units Outstanding, End of Period                    --         --     10,992    8,049       9,999
Lord Abbett Series Fund- Growth and Income Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.885     $11.015
Accumulation Unit Value, End of Period                        --         --    $10.885  $11.015     $12.662
Number of Units Outstanding, End of Period                    --         --      2,342   12,128      15,410
Lord Abbett Series Fund- Growth Opportunities
Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.133     $11.417
Accumulation Unit Value, End of Period                        --         --    $11.133  $11.417     $12.073
Number of Units Outstanding, End of Period                    --         --      1,899    1,252       3,522
Lord Abbett Series Fund- Mid-Cap Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.116     $11.791
Accumulation Unit Value, End of Period                        --         --    $11.116  $11.791     $12.971
Number of Units Outstanding, End of Period                    --         --          0   14,451      18,926
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $11.107    $13.067  $14.061     $14.288
Accumulation Unit Value, End of Period                        --    $13.067    $14.061  $14.288     $15.525
Number of Units Outstanding, End of Period                    --        383      2,669    4,276      14,679
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.100     $10.130
Accumulation Unit Value, End of Period                        --         --    $10.100  $10.130     $10.419
Number of Units Outstanding, End of Period                    --         --          0    4,975       7,029
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.000    $12.264  $12.815     $13.172
Accumulation Unit Value, End of Period                        --    $12.264    $12.815  $13.172     $13.902
Number of Units Outstanding, End of Period                    --     11,569     32,900   42,568      27,190
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.082    $14.204  $16.550     $18.502
Accumulation Unit Value, End of Period                        --    $14.204    $16.550  $18.502     $21.284
Number of Units Outstanding, End of Period                    --      1,054      7,506    6,736       6,451
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $11.731    $12.930  $13.780     $13.777
Accumulation Unit Value, End of Period                        --    $12.930    $13.780  $13.777     $14.750
Number of Units Outstanding, End of Period                    --      6,445     21,577   23,460      16,166
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.463    $12.607  $13.486     $13.977
Accumulation Unit Value, End of Period                        --    $12.607    $13.486  $13.977     $15.722
Number of Units Outstanding, End of Period                    --      4,689     50,350   56,760      55,495
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.713    $14.632  $17.092     $18.380
Accumulation Unit Value, End of Period                        --    $14.632    $17.092  $18.380     $20.656
Number of Units Outstanding, End of Period                    --      4,994     19,437   20,427      20,031
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.340    $12.364  $14.473     $15.886
Accumulation Unit Value, End of Period                        --    $12.364    $14.473  $15.886     $15.991
Number of Units Outstanding, End of Period                    --      3,318      6,909    6,157       6,272
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $11.246    $12.111  $12.871     $12.929
Accumulation Unit Value, End of Period                        --    $12.111    $12.871  $12.929     $13.589
Number of Units Outstanding, End of Period                    --     14,022     88,223   74,238      82,707
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.751    $12.406  $13.267     $13.910
Accumulation Unit Value, End of Period                        --    $12.406    $13.267  $13.910     $15.387
Number of Units Outstanding, End of Period                    --      2,770        682    6,392      15,900
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.992    $13.476  $14.675     $15.136
Accumulation Unit Value, End of Period                        --    $13.476    $14.675  $15.136     $17.196
Number of Units Outstanding, End of Period                    --     11,395     20,919   24,886      52,294
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                  --    $10.233    $11.278  $11.842     $13.138
Accumulation Unit Value, End of Period                        --    $11.278    $11.824  $13.138     $13.237
Number of Units Outstanding, End of Period                    --      1,360      1,505    1,161       1,178
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $11.864    $13.316  $14.427     $14.579
Accumulation Unit Value, End of Period                        --    $13.316    $14.427  $14.579     $15.793
Number of Units Outstanding, End of Period                    --     28,804     39,463   19,564      23,113
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.355    $10.420  $10.665     $10.700
Accumulation Unit Value, End of Period                        --    $10.420    $10.665  $10.700     $10.962
Number of Units Outstanding, End of Period                    --     25,733     71,620   66,840      98,943
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.574    $13.353  $15.207     $16.724
Accumulation Unit Value, End of Period                        --    $13.353    $15.207  $16.724     $20.935
Number of Units Outstanding, End of Period                    --     11,348         18   12,843      15,309
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.691    $12.691  $14.312     $15.263
Accumulation Unit Value, End of Period                        --    $12.964    $14.312  $15.263     $17.045
Number of Units Outstanding, End of Period                    --      2,761      5,738    7,194      22,375
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                  --     $9.936     $9.832   $9.699      $9.748
Accumulation Unit Value, End of Period                        --     $9.832     $9.699   $9.748      $9.974
Number of Units Outstanding, End of Period                    --     75,893     89,195   83,543      79,677
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                  --    $10.978    $13.467  $14.560     $15.698
Accumulation Unit Value, End of Period                        --    $13.467    $14.560  $15.698     $16.704
Number of Units Outstanding, End of Period                    --     10,990     11,602    6,151         771
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $11.320    $14.542  $16.452     $17.076
Accumulation Unit Value, End of Period                        --    $14.542    $16.542  $17.076     $19.417
Number of Units Outstanding, End of Period                    --      5,886     29,540   33,871      31,054
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                  --    $10.840    $13.067  $13.776     $14.179
Accumulation Unit Value, End of Period                        --    $13.067    $13.776  $14.179     $15.470
Number of Units Outstanding, End of Period                    --      6,158      6,581    5,774       3,309
Putnam VT The George Putnam Fund of Boston
Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.681    $12.057  $12.787     $13.035
Accumulation Unit Value, End of Period                        --    $12.057    $12.787  $13.035     $14.299
Number of Units Outstanding, End of Period                    --      5,840     20,321   21,081      21,721
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                  --    $11.645    $14.027  $16.718     $17.791
Accumulation Unit Value, End of Period                        --    $14.027    $16.718  $17.791     $22.152
Number of Units Outstanding, End of Period                    --      6,578      8,606    7,763       4,229
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.797    $13.532  $15.731     $17.292
Accumulation Unit Value, End of Period                        --    $13.532    $15.731  $17.292     $17.873
Number of Units Outstanding, End of Period                    --      3,734     10,137   12,080       8,564
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.577    $12.371  $12.735     $13.193
Accumulation Unit Value, End of Period                        --    $12.371    $12.735  $13.193     $13.634
Number of Units Outstanding, End of Period                    --     12,045     30,332   30,606      22,361
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.100     $12.088
Accumulation Unit Value, End of Period                        --         --    $11.100  $12.088     $12.432
Number of Units Outstanding, End of Period                    --         --      2,111    5,482       5,012
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.312     $11.544
Accumulation Unit Value, End of Period                        --         --    $11.312  $11.544     $13.130
Number of Units Outstanding, End of Period                    --         --      1,259   25,649      29,487
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.778    $13.326  $14.905     $16.029
Accumulation Unit Value, End of Period                        --    $13.326    $14.905  $16.029     $18.220
Number of Units Outstanding, End of Period                    --     22,861     46,028   46,995      38,312
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                  --    $10.000    $10.000   $9.855      $9.894
Accumulation Unit Value, End of Period                        --    $10.000     $9.855   $9.894     $10.102
Number of Units Outstanding, End of Period                    --          0      8,235    5,869       4,942
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                  --     $9.928    $11.712  $12.257     $12.932
Accumulation Unit Value, End of Period                        --    $11.712    $12.257  $12.932     $13.008
Number of Units Outstanding, End of Period                    --      8,034     12,310   15,418      10,921
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                  --    $12.289    $13.844  $14.936     $16.416
Accumulation Unit Value, End of Period                        --    $13.844    $14.936  $16.416     $17.828
Number of Units Outstanding, End of Period                    --      1,991      3,012    3,739       4,844
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.937     $11.511
Accumulation Unit Value, End of Period                        --         --    $10.937  $11.511     $12.702
Number of Units Outstanding, End of Period                    --         --        180    2,586       6,746
Van Kampen UIF Equity Growth - Class I Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.734     $12.174
Accumulation Unit Value, End of Period                        --         --    $10.734  $12.174     $12.422
Number of Units Outstanding, End of Period                    --         --      4,263    3,837       3,936
Van Kampen UIF Equity Growth - Class II Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $10.709     $12.121
Accumulation Unit Value, End of Period                        --         --    $10.709  $12.121     $12.333
Number of Units Outstanding, End of Period                    --         --          0        0           0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                  --    $10.000    $10.000  $11.052     $12.131
Accumulation Unit Value, End of Period                        --    $10.000    $11.052  $12.131     $14.447
Number of Units Outstanding, End of Period                    --          0      1,297    9,050      10,213
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                  --         --         --       --     $10.000
Accumulation Unit Value, End of Period                        --         --         --       --      $9.806
Number of Units Outstanding, End of Period                    --         --         --       --       3,214
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                  --    $10.000    $13.556  $15.804     $17.487
Accumulation Unit Value, End of Period                        --    $13.556    $15.804  $17.487     $19.168
Number of Units Outstanding, End of Period                    --        373      1,565    2,938       2,880
Van Kampen UIF U.S. Mid Cap Value - Class I
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.276     $12.412
Accumulation Unit Value, End of Period                        --         --    $11.276  $12.412     $14.684
Number of Units Outstanding, End of Period                    --         --     26,031   22,882      21,964
Van Kampen UIF U.S. Mid Cap Value - Class II
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                  --         --    $10.000  $11.269     $12.387
Accumulation Unit Value, End of Period                        --         --    $11.269  $12.387     $14.645
Number of Units Outstanding, End of Period                    --         --      4,287    4,070       4,178
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                  --    $11.379    $14.479  $19.310     $22.098
Accumulation Unit Value, End of Period                        --    $14.479    $19.310  $22.098     $29.818
Number of Units Outstanding, End of Period                    --      5,758     14,641   15,448      16,730



* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 0-70))


For the Years Beginning January 1* and Ending            2002         2003       2004     2005         2006
December 31,
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --           --         --       --      $10.000
Accumulation Unit Value, End of Period                     --           --         --       --      $10.238
Number of Units Outstanding, End of Period                 --           --         --       --            0
Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --           --         --       --      $10.000
Accumulation Unit Value, End of Period                     --           --         --       --      $10.429
Number of Units Outstanding, End of Period                 --           --         --       --            0
Fidelity VIP Freedom 2020 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --           --         --       --      $10.000
Accumulation Unit Value, End of Period                     --           --         --       --      $10.459
Number of Units Outstanding, End of Period                 --           --         --       --            0
Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --           --         --       --      $10.000
Accumulation Unit Value, End of Period                     --           --         --       --      $10.468
Number of Units Outstanding, End of Period                 --           --         --       --            0
Fidelity VIP Freedom Income - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --           --         --       --      $10.000
Accumulation Unit Value, End of Period                     --           --         --       --      $10.320
Number of Units Outstanding, End of Period                 --           --         --       --            0
Fidelity VIP Growth Stock - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --           --         --       --      $10.000
Accumulation Unit Value, End of Period                     --           --         --       --       $9.716
Number of Units Outstanding, End of Period                 --           --         --       --            0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period               --           --         --       --      $10.000
Accumulation Unit Value, End of Period                     --           --         --       --      $10.791
Number of Units Outstanding, End of Period                 --           --         --       --            0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period               --           --         --       --      $10.000
Accumulation Unit Value, End of Period                     --           --         --       --       $9.848
Number of Units Outstanding, End of Period                 --           --         --       --            0
FTVIP Franklin Growth and Income Securities
Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.843    $13.351  $14.467      $14.671
Accumulation Unit Value, End of Period                $10.843      $13.351    $14.467  $14.671      $16.781
Number of Units Outstanding, End of Period                  0            0          0        0            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $11.206      $11.154
Accumulation Unit Value, End of Period                     --           --    $11.206  $11.154      $12.920
Number of Units Outstanding, End of Period                 --           --          0        0            0
FTVIP Franklin Large Cap Growth Securities
Sub-Account
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $10.513      $10.409
Accumulation Unit Value, End of Period                     --           --    $10.513  $10.409      $11.308
Number of Units Outstanding, End of Period                 --           --          0    2,454        2,445
FTVIP Franklin Small-Mid Cap Growth Securities
Sub-Account (1)
Accumulation Unit Value, Beginning of Period          $10.000      $11.526    $15.497  $16.923      $17.372
Accumulation Unit Value, End of Period                $11.526      $15.497    $16.923  $17.372      $18.498
Number of Units Outstanding, End of Period                  0            0          0        0            0
FTVIP Franklin Small Cap Value Securities
Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $11.217    $14.518  $17.599      $18.753
Accumulation Unit Value, End of Period                $11.217      $14.518    $17.599  $18.753      $21.491
Number of Units Outstanding, End of Period                  0            0          0      165          156
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $10.221      $10.254
Accumulation Unit Value, End of Period                     --           --    $10.221  $10.254      $10.449
Number of Units Outstanding, End of Period                 --           --          0      927          923
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period               --           --         --       --      $10.000
Accumulation Unit Value, End of Period                     --           --         --       --      $10.985
Number of Units Outstanding, End of Period                 --           --         --       --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.317    $12.648  $13.955      $15.114
Accumulation Unit Value, End of Period                $10.317      $12.648    $13.955  $15.114      $17.528
Number of Units Outstanding, End of Period                  0        6,786      6,748    6,711        6,674
FTVIP Templeton Developing Markets Securities
Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $11.225    $16.823  $20.552      $25.657
Accumulation Unit Value, End of Period                $11.225      $16.823    $20.552  $25.657      $32.195
Number of Units Outstanding, End of Period                  0        2,937      2,921    2,905        2,889
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.467    $13.557  $15.741      $16.989
Accumulation Unit Value, End of Period                $10.467      $13.557    $15.741  $16.989      $20.213
Number of Units Outstanding, End of Period                  0            0          0      182          166
FTVIP Templeton Global Income Securities
Sub-Account (1)
Accumulation Unit Value, Beginning of Period          $10.000      $10.713    $12.849  $14.442      $13.713
Accumulation Unit Value, End of Period                $10.713      $12.849    $14.442  $13.713      $15.149
Number of Units Outstanding, End of Period                  0            0          0        0            0
Lord Abbett Series Fund- All Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $10.899      $11.420
Accumulation Unit Value, End of Period                     --           --    $10.899  $11.420      $12.826
Number of Units Outstanding, End of Period                 --           --          0    1,724        1,716
Lord Abbett Series Fund- Bond - Debenture Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $10.351      $10.273
Accumulation Unit Value, End of Period                     --           --    $10.351  $10.273      $11.003
Number of Units Outstanding, End of Period                 --           --          0      301          305
Lord Abbett Series Fund- Growth and Income
Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $10.884      $11.008
Accumulation Unit Value, End of Period                     --           --    $10.884  $11.008      $12.647
Number of Units Outstanding, End of Period                 --           --          0        0            0
Lord Abbett Series Fund- Growth Opportunities
Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $11.132      $11.409
Accumulation Unit Value, End of Period                     --           --    $11.132  $11.409      $12.060
Number of Units Outstanding, End of Period                 --           --          0        0            0
Lord Abbett Series Fund- Mid-Cap Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $11.115      $11.784
Accumulation Unit Value, End of Period                     --           --    $11.115  $11.784      $12.956
Number of Units Outstanding, End of Period                 --           --          0      680          675
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.688    $13.055  $14.041      $14.261
Accumulation Unit Value, End of Period                $10.688      $13.055    $14.041  $14.261      $15.487
Number of Units Outstanding, End of Period                  0        3,235      3,217    3,199        3,182
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $10.099      $10.124
Accumulation Unit Value, End of Period                     --           --    $10.099  $10.124      $10.407
Number of Units Outstanding, End of Period                 --           --          0      938          934
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period               --      $10.000    $12.260  $12.805      $13.154
Accumulation Unit Value, End of Period                     --      $12.260    $12.805  $13.154      $13.876
Number of Units Outstanding, End of Period                 --        3,513      3,493    3,709        3,697
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.140    $14.191  $16.526      $18.467
Accumulation Unit Value, End of Period                $10.140      $14.191    $16.526  $18.467      $21.232
Number of Units Outstanding, End of Period                  0            0          0        0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.653    $12.919  $13.760      $13.751
Accumulation Unit Value, End of Period                $10.653      $12.919    $13.760  $13.751      $14.714
Number of Units Outstanding, End of Period                  0            0          0        0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.169    $12.596  $13.467      $13.951
Accumulation Unit Value, End of Period                $10.169      $12.596    $13.467  $13.951      $15.684
Number of Units Outstanding, End of Period                  0            0          0      665          643
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.346    $14.619  $17.068      $18.345
Accumulation Unit Value, End of Period                $10.346      $14.619    $17.068  $18.345      $20.606
Number of Units Outstanding, End of Period                  0        3,113      3,096    3,248        3,225
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.053    $12.353  $14.452      $15.855
Accumulation Unit Value, End of Period                $10.053      $12.353    $14.452  $15.855      $15.952
Number of Units Outstanding, End of Period                  0            0          0        0            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.543    $12.100  $12.853      $12.904
Accumulation Unit Value, End of Period                $10.543      $12.100    $12.853  $12.904      $13.556
Number of Units Outstanding, End of Period                  0            0          0      480          496
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.380    $12.395  $13.248      $13.883
Accumulation Unit Value, End of Period                $10.380      $12.395    $13.248  $13.883      $15.350
Number of Units Outstanding, End of Period                  0            0          0      698          695
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.790    $13.464  $14.655      $15.107
Accumulation Unit Value, End of Period                $10.790      $13.464    $14.655  $15.107      $17.155
Number of Units Outstanding, End of Period                  0          629        626      622          619
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period          $10.000       $9.716    $11.268  $11.825      $13.113
Accumulation Unit Value, End of Period                 $9.716      $11.268    $11.825  $13.113      $13.205
Number of Units Outstanding, End of Period                  0        3,556      3,536    3,517        3,497
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.733    $13.304  $14.407      $14.551
Accumulation Unit Value, End of Period                $10.733      $13.304    $14.407  $14.551      $15.755
Number of Units Outstanding, End of Period                  0          926        921    1,243        1,236
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.177    $10.411  $10.650      $10.680
Accumulation Unit Value, End of Period                $10.177      $10.411    $10.650  $10.680      $10.936
Number of Units Outstanding, End of Period                  0        4,060      4,037    4,593        4,604
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.596    $13.341  $15.186      $16.692
Accumulation Unit Value, End of Period                $10.596      $13.341    $15.186  $16.692      $20.885
Number of Units Outstanding, End of Period                  0          974        969    1,850        1,840
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.399    $12.952  $14.292      $15.234
Accumulation Unit Value, End of Period                $10.399      $12.952    $14.292  $15.234      $17.003
Number of Units Outstanding, End of Period                  0            0          0        0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000       $9.977     $9.823   $9.686       $9.729
Accumulation Unit Value, End of Period                 $9.977       $9.823     $9.686   $9.729       $9.950
Number of Units Outstanding, End of Period                  0            0          0    1,121        1,158
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period          $10.000      $10.371    $13.455  $14.539      $15.668
Accumulation Unit Value, End of Period                $10.371      $13.455    $14.539  $15.668      $16.663
Number of Units Outstanding, End of Period                  0            0          0        0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $11.196    $14.529  $16.429      $17.043
Accumulation Unit Value, End of Period                $11.196      $14.529    $16.429  $17.043      $19.370
Number of Units Outstanding, End of Period                  0        1,471      1,463    1,637        1,621
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period          $10.000      $10.634    $13.055  $13.756      $14.152
Accumulation Unit Value, End of Period                $10.634      $13.055    $13.756  $14.152      $15.432
Number of Units Outstanding, End of Period                  0            0          0        0            0
Putnam VT The George Putnam Fund of Boston
Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.507    $12.046  $12.769      $13.010
Accumulation Unit Value, End of Period                $10.507      $12.046    $17.769  $13.010      $14.264
Number of Units Outstanding, End of Period                  0        3,407      3,389    3,370        3,351
Putnam VT Utilities Growth and Income Sub-Account
(2)
Accumulation Unit Value, Beginning of Period          $10.000      $11.461    $14.015  $16.694      $17.757
Accumulation Unit Value, End of Period                $11.461      $14.015    $16.694  $17.757      $22.099
Number of Units Outstanding, End of Period                  0            0          0        0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.364    $13.520  $15.709      $17.259
Accumulation Unit Value, End of Period                $10.364      $13.520    $15.709  $17.259      $17.830
Number of Units Outstanding, End of Period                  0            0          0        0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.101    $12.360  $12.717      $13.168
Accumulation Unit Value, End of Period                $10.101      $12.360    $12.717  $13.168      $13.601
Number of Units Outstanding, End of Period                  0        1,306      1,299    1,292        1,285
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $11.096      $12.078
Accumulation Unit Value, End of Period                     --           --    $11.096  $12.078      $12.415
Number of Units Outstanding, End of Period                 --           --          0        0            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $11.309      $11.534
Accumulation Unit Value, End of Period                     --           --    $11.309  $11.534      $13.112
Number of Units Outstanding, End of Period                 --           --          0      268          256
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $10.645    $13.314  $14.884      $15.998
Accumulation Unit Value, End of Period                $10.645      $13.314    $14.884  $15.998      $18.176
Number of Units Outstanding, End of Period                  0        6,541      6,505    6,662        6,618
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period               --      $10.000    $10.000   $9.850       $9.884
Accumulation Unit Value, End of Period                     --      $10.000     $9.850   $9.884      $10.086
Number of Units Outstanding, End of Period                 --            0          0        0            0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000       $9.403    $11.702  $12.240      $12.907
Accumulation Unit Value, End of Period                 $9.403      $11.702    $12.240  $12.907      $12.976
Number of Units Outstanding, End of Period                  0            0          0        0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period          $10.000      $11.051    $13.831  $14.915      $16.385
Accumulation Unit Value, End of Period                $11.051      $13.831    $14.915  $16.385      $17.785
Number of Units Outstanding, End of Period                  0            0          0        0            0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $10.933      $11.501
Accumulation Unit Value, End of Period                     --           --    $10.933  $11.501      $12.684
Number of Units Outstanding, End of Period                 --           --          0        0            0
Van Kampen UIF Equity Growth - Class I Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $10.730      $12.164
Accumulation Unit Value, End of Period                     --           --    $10.730  $12.164      $12.405
Number of Units Outstanding, End of Period                 --           --          0        0            0
Van Kampen UIF Equity Growth - Class II Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $10.705      $12.111
Accumulation Unit Value, End of Period                     --           --    $10.705  $12.111      $12.316
Number of Units Outstanding, End of Period                 --           --          0        0            0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period               --      $10.000    $10.000  $11.047      $12.118
Accumulation Unit Value, End of Period                     --      $10.000    $11.047  $12.118      $14.425
Number of Units Outstanding, End of Period                 --            0          0        0            0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period               --           --         --       --      $10.000
Accumulation Unit Value, End of Period                     --           --         --       --       $9.803
Number of Units Outstanding, End of Period                 --           --         --       --            0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period               --      $10.000    $13.552  $15.791      $17.463
Accumulation Unit Value, End of Period                     --      $13.552    $15.791  $17.463      $19.132
Number of Units Outstanding, End of Period                 --            0          0        0            0
Van Kampen UIF U.S. Mid Cap Value - Class I
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $11.272      $12.402
Accumulation Unit Value, End of Period                     --           --    $11.272  $12.402      $14.664
Number of Units Outstanding, End of Period                 --           --          0        0            0
Van Kampen UIF U.S. Mid Cap Value - Class II
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period               --           --    $10.000  $11.265      $12.377
Accumulation Unit Value, End of Period                     --           --    $11.265  $12.377      $14.626
Number of Units Outstanding, End of Period                 --           --          0        0            0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period          $10.000      $10.693    $14.466  $19.283      $22.055
Accumulation Unit Value, End of Period                $10.693      $14.466    $19.283  $22.055      $29.746
Number of Units Outstanding, End of Period                  0            0          0        0            0

* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the contracts on October 14, 2002, except for the Oppenheimer Capital
Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT
Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP
Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT
Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van
Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series -
All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and
Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap
Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) -
Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income -
Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2
Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP
Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class
2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit
Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.









Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or (With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003)


For the Years Beginning January 1* and Ending             2002       2003       2004         2005      2006
December 31,
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                --         --         --           --   $10.000
Accumulation Unit Value, End of Period                      --         --         --           --   $10.235
Number of Units Outstanding, End of Period                  --         --         --           --         0
Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                --         --         --           --   $10.000
Accumulation Unit Value, End of Period                      --         --         --           --   $10.426
Number of Units Outstanding, End of Period                  --         --         --           --         0
Fidelity VIP Freedom 2020 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                --         --         --           --   $10.000
Accumulation Unit Value, End of Period                      --         --         --           --   $10.455
Number of Units Outstanding, End of Period                  --         --         --           --         0
Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                --         --         --           --   $10.000
Accumulation Unit Value, End of Period                      --         --         --           --   $10.464
Number of Units Outstanding, End of Period                  --         --         --           --         0
Fidelity VIP Freedom Income - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                --         --         --           --   $10.000
Accumulation Unit Value, End of Period                      --         --         --           --   $10.317
Number of Units Outstanding, End of Period                  --         --         --           --         0
Fidelity VIP Growth Stock - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period                --         --         --           --   $10.000
Accumulation Unit Value, End of Period                      --         --         --           --    $9.713
Number of Units Outstanding, End of Period                  --         --         --           --         0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                --         --         --           --   $10.000
Accumulation Unit Value, End of Period                      --         --         --           --   $10.787
Number of Units Outstanding, End of Period                  --         --         --           --         0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                --         --         --           --   $10.000
Accumulation Unit Value, End of Period                      --         --         --           --    $9.845
Number of Units Outstanding, End of Period                  --         --         --           --         0
FTVIP Franklin Growth and Income Securities
Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.842    $13.343      $14.451   $14.647
Accumulation Unit Value, End of Period                 $10.842    $13.343    $14.451      $14.647   $16.745
Number of Units Outstanding, End of Period                   0     32,362     49,454       53,501    52,632
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $11.202   $11.145
Accumulation Unit Value, End of Period                      --         --    $11.202      $11.145   $12.903
Number of Units Outstanding, End of Period                  --         --          0           88         0
FTVIP Franklin Large Cap Growth Securities
Sub-Account
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $10.512   $10.402
Accumulation Unit Value, End of Period                      --         --    $10.512      $10.402   $11.295
Number of Units Outstanding, End of Period                  --         --          9        8,403     5,442
FTVIP Franklin Small-Mid Cap Growth Securities
Sub-Account (1)
Accumulation Unit Value, Beginning of Period           $10.000    $11.525    $15.487      $16.904   $17.344
Accumulation Unit Value, End of Period                 $11.525    $15.487    $16.904      $17.344   $18.459
Number of Units Outstanding, End of Period                   0      3,517      2,397        2,536     1,965
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $11.215    $14.509      $17.579   $18.722
Accumulation Unit Value, End of Period                 $11.215    $14.509    $17.579      $18.722   $21.445
Number of Units Outstanding, End of Period                   0      8,164     12,868       17,616    17,351
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $10.218   $10.245
Accumulation Unit Value, End of Period                      --         --    $10.218      $10.245   $10.435
Number of Units Outstanding, End of Period                  --         --        119          119       125
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                --         --         --           --   $10.000
Accumulation Unit Value, End of Period                      --         --         --           --   $10.981
Number of Units Outstanding, End of Period                  --         --         --           --         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.315    $12.640      $13.939   $15.089
Accumulation Unit Value, End of Period                 $10.315    $12.640    $13.939      $15.089   $17.490
Number of Units Outstanding, End of Period                   0     29,321     33,153       12,549    12,785
FTVIP Templeton Developing Markets Securities
Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $11.223    $16.813      $20.529   $25.615
Accumulation Unit Value, End of Period                 $11.223    $16.813    $20.529      $25.615   $32.126
Number of Units Outstanding, End of Period                   0        865      2,488        4,085     5,144
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.466    $13.549      $15.724   $16.961
Accumulation Unit Value, End of Period                 $10.466    $13.549    $15.724      $16.961   $20.170
Number of Units Outstanding, End of Period                   0      7,918     19,757       29,286    26,140
FTVIP Templeton Global Income Securities Sub-Account
(1)
Accumulation Unit Value, Beginning of Period           $10.000    $10.712    $12.841      $14.426   $13.690
Accumulation Unit Value, End of Period                 $10.712    $12.841    $14.426      $13.690   $15.117
Number of Units Outstanding, End of Period                   0      2,059      2,045        2,042     2,023
Lord Abbett Series Fund- All Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $10.898   $11.413
Accumulation Unit Value, End of Period                      --         --    $10.898      $11.413   $12.811
Number of Units Outstanding, End of Period                  --         --        223          222     1,004
Lord Abbett Series Fund- Bond - Debenture Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $10.349   $10.266
Accumulation Unit Value, End of Period                      --         --    $10.349      $10.266   $10.990
Number of Units Outstanding, End of Period                  --         --        117        1,912     1,229
Lord Abbett Series Fund- Growth and Income Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $10.882   $11.001
Accumulation Unit Value, End of Period                      --         --    $18.882      $11.001   $12.633
Number of Units Outstanding, End of Period                  --         --          0        3,766       484
Lord Abbett Series Fund- Growth Opportunities
Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $11.130   $11.402
Accumulation Unit Value, End of Period                      --         --    $11.130      $11.402   $12.046
Number of Units Outstanding, End of Period                  --         --          0          167       536
Lord Abbett Series Fund- Mid-Cap Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $11.113   $11.776
Accumulation Unit Value, End of Period                      --         --    $11.113      $11.776   $12.941
Number of Units Outstanding, End of Period                  --         --      1,643        9,959     4,627
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.687    $13.047      $14.025   $14.237
Accumulation Unit Value, End of Period                 $10.687    $13.047    $14.025      $14.237   $15.454
Number of Units Outstanding, End of Period                   0     11,461     13,255        8,936     9,038
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $10.097   $10.118
Accumulation Unit Value, End of Period                      --         --    $10.097      $10.118   $10.395
Number of Units Outstanding, End of Period                  --         --        120          416       416
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                --    $10.000    $12.256      $12.794   $13.136
Accumulation Unit Value, End of Period                      --    $12.256    $12.794      $13.136   $13.850
Number of Units Outstanding, End of Period                  --      3,413         11       16,015    12,540
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.139    $14.183      $16.508   $18.437
Accumulation Unit Value, End of Period                 $10.139    $14.183    $16.508      $18.437   $21.187
Number of Units Outstanding, End of Period                   0      5,616      8,158        7,748     7,306
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.652    $12.911      $13.745   $13.728
Accumulation Unit Value, End of Period                 $10.652    $12.911    $13.745      $13.728   $14.682
Number of Units Outstanding, End of Period                   0     20,083     20,897       11,053    11,822
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.168    $12.588      $13.452   $13.928
Accumulation Unit Value, End of Period                 $10.168    $12.588    $13.452      $13.928   $15.650
Number of Units Outstanding, End of Period                   0     38,357     38,294       40,749    38,769
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.345    $14.610      $17.048   $18.315
Accumulation Unit Value, End of Period                 $10.345    $14.610    $17.048      $18.315   $20.562
Number of Units Outstanding, End of Period                   0     13,077     18,398       19,941    19,532
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.052    $12.345      $14.436   $15.829
Accumulation Unit Value, End of Period                 $10.052    $12.345    $14.436      $15.829   $15.918
Number of Units Outstanding, End of Period                   0      4,935      6,965        8,993     8,237
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.542    $12.093      $12.839   $12.883
Accumulation Unit Value, End of Period                 $10.542    $12.093    $12.839      $12.883   $13.527
Number of Units Outstanding, End of Period                   0     10,727     25,090       30,294    34,071
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.379    $12.387      $13.233   $13.861
Accumulation Unit Value, End of Period                 $10.379    $12.387    $13.233      $13.861   $15.317
Number of Units Outstanding, End of Period                   0      7,868      9,065        9,013    10,317
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.788    $13.456      $14.638   $15.083
Accumulation Unit Value, End of Period                 $10.788    $13.456    $14.638      $15.083   $17.118
Number of Units Outstanding, End of Period                   0      9,735     10,051        7,918     7,341
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period           $10.000     $9.715    $11.261      $11.812   $13.092
Accumulation Unit Value, End of Period                  $9.715    $11.261    $11.812      $13.092   $13.177
Number of Units Outstanding, End of Period                   0     10,391     11,303        6,064     6,469
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.731    $13.296      $14.391   $14.527
Accumulation Unit Value, End of Period                 $10.731    $13.296    $14.391      $14.527   $15.721
Number of Units Outstanding, End of Period                   0      7,064     10,376        9,941     9,336
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.176    $10.404      $10.638   $10.662
Accumulation Unit Value, End of Period                 $10.176    $10.404    $10.638      $10.662   $10.912
Number of Units Outstanding, End of Period                   0     89,886     92,209       81,941    23,935
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.595    $13.333      $15.169   $16.664
Accumulation Unit Value, End of Period                 $10.595    $13.333    $15.169      $16.664   $20.840
Number of Units Outstanding, End of Period                   0     10,102     12,419        8,494     5,925
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.398    $12.944      $14.276   $15.209
Accumulation Unit Value, End of Period                 $10.398    $12.944    $14.276      $15.209   $16.967
Number of Units Outstanding, End of Period                   0          0          0        2,547       364
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000     $9.976     $9.817       $9.675    $9.713
Accumulation Unit Value, End of Period                  $9.976     $9.817     $9.675       $9.713    $9.929
Number of Units Outstanding, End of Period                   0     12,186     15,537       17,598    36,442
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period           $10.000    $10.370    $13.447      $14.523   $15.643
Accumulation Unit Value, End of Period                 $10.370    $13.447    $14.523      $15.643   $16.627
Number of Units Outstanding, End of Period                   0      2,548      2,223        1,896     1,181
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $11.194    $14.520      $16.410   $17.015
Accumulation Unit Value, End of Period                 $11.194    $14.520    $16.410      $17.015   $19.329
Number of Units Outstanding, End of Period                   0      3,868      3,304        5,751     2,995
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period           $10.000    $10.633    $13.047      $13.741   $14.129
Accumulation Unit Value, End of Period                 $10.633    $13.047    $13.741      $14.129   $15.399
Number of Units Outstanding, End of Period                   0      3,233      5,230        5,061     4,758
Putnam VT The George Putnam Fund of Boston
Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.506    $12.039      $12.755   $12.988
Accumulation Unit Value, End of Period                 $10.506    $12.039    $12.755      $12.988   $14.234
Number of Units Outstanding, End of Period                   0     23,071     25,869       25,453    24,696
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period           $10.000    $11.460    $14.006      $16.675   $17.728
Accumulation Unit Value, End of Period                 $11.460    $14.006    $16.675      $17.728   $22.051
Number of Units Outstanding, End of Period                   0      9,564     18,316       14,639    15,374
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.363    $13.512      $15.691   $17.231
Accumulation Unit Value, End of Period                 $10.363    $13.512    $15.691      $17.231   $17.792
Number of Units Outstanding, End of Period                   0      5,085      5,685        4,552     4,956
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.100    $12.353      $12.703   $13.146
Accumulation Unit Value, End of Period                 $10.100    $12.353    $12.703      $13.146   $13.572
Number of Units Outstanding, End of Period                   0     58,485     59,531       44,795    46,345
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $11.092   $12.068
Accumulation Unit Value, End of Period                      --         --    $11.092      $12.068   $12.398
Number of Units Outstanding, End of Period                  --         --     21,363       20,071    21,136
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $11.305   $11.524
Accumulation Unit Value, End of Period                      --         --    $11.305      $11.524   $13.094
Number of Units Outstanding, End of Period                  --         --      1,534        6,016     5,983
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000    $10.643    $13.306      $14.867   $15.972
Accumulation Unit Value, End of Period                 $10.643    $13.306    $14.867      $15.972   $18.137
Number of Units Outstanding, End of Period                   0     13,501     18,897       21,303    18,819
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                --    $10.000    $10.000       $9.845    $9.874
Accumulation Unit Value, End of Period                      --    $10.000     $9.845       $9.874   $10.071
Number of Units Outstanding, End of Period                  --          0          0          611       597
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period           $10.000     $9.402    $11.695      $12.226   $12.886
Accumulation Unit Value, End of Period                  $9.402    $11.695    $12.226      $12.886   $12.948
Number of Units Outstanding, End of Period                   0      4,623      6,330        4,023     2,756
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period           $10.000    $11.050    $13.823      $14.898   $16.358
Accumulation Unit Value, End of Period                 $11.050    $13.823    $14.898      $16.358   $17.747
Number of Units Outstanding, End of Period                   0        709        724          149       146
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $10.929   $11.492
Accumulation Unit Value, End of Period                      --         --    $10.929      $11.492   $12.667
Number of Units Outstanding, End of Period                  --         --          0          290     1,208
Van Kampen UIF Equity Growth - Class I Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $10.727   $12.153
Accumulation Unit Value, End of Period                      --         --    $10.727      $12.153   $12.388
Number of Units Outstanding, End of Period                  --         --      2,398          715     1,279
Van Kampen UIF Equity Growth - Class II Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $10.701   $12.100
Accumulation Unit Value, End of Period                      --         --    $10.701      $12.100   $12.300
Number of Units Outstanding, End of Period                  --         --          0            0         0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                --    $10.000    $10.000      $11.041   $12.106
Accumulation Unit Value, End of Period                      --    $10.000    $11.041      $12.106   $14.403
Number of Units Outstanding, End of Period                  --          0          0        2,622     2,565
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                --         --         --           --   $10.000
Accumulation Unit Value, End of Period                      --         --         --           --    $9.799
Number of Units Outstanding, End of Period                  --         --         --           --         0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                --    $10.000    $13.547      $15.778   $17.439
Accumulation Unit Value, End of Period                      --    $13.547    $15.778      $17.439   $19.097
Number of Units Outstanding, End of Period                  --      4,644      1,792        2,274     2,633
Van Kampen UIF U.S. Mid Cap Value - Class I
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $11.268   $12.391
Accumulation Unit Value, End of Period                      --         --    $11.268      $12.391   $14.644
Number of Units Outstanding, End of Period                  --         --     13,059       19,469    21,062
Van Kampen UIF U.S. Mid Cap Value - Class II
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                --         --    $10.000      $11.261   $12.366
Accumulation Unit Value, End of Period                      --         --    $11.261      $12.366   $14.606
Number of Units Outstanding, End of Period                  --         --          0            0         0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period           $10.000    $10.691    $14.457      $19.261   $22.019
Accumulation Unit Value, End of Period                 $10.691    $14.457    $19.261      $22.019   $29.682
Number of Units Outstanding, End of Period                   0      4,880      9,043        9,805    10,203



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary (Annual
Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered
May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord
Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett
Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord
Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity
VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 -
Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2
Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity
VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock -
Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.









Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
(Annual Increase) Option, added prior to May 1, 2003)


For the Years Beginning January 1* and Ending            2002        2003       2004         2005      2006
December 31,
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --           --   $10.000
Accumulation Unit Value, End of Period                     --          --         --           --   $10.231
Number of Units Outstanding, End of Period                 --          --         --           --         0
Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --           --   $10.000
Accumulation Unit Value, End of Period                     --          --         --           --   $10.422
Number of Units Outstanding, End of Period                 --          --         --           --         0
Fidelity VIP Freedom 2020 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --           --   $10.000
Accumulation Unit Value, End of Period                     --          --         --           --   $10.452
Number of Units Outstanding, End of Period                 --          --         --           --         0
Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --           --   $10.000
Accumulation Unit Value, End of Period                     --          --         --           --   $10.461
Number of Units Outstanding, End of Period                 --          --         --           --         0
Fidelity VIP Freedom Income - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --           --   $10.000
Accumulation Unit Value, End of Period                     --          --         --           --   $10.313
Number of Units Outstanding, End of Period                 --          --         --           --         0
Fidelity VIP Growth Stock - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --           --   $10.000
Accumulation Unit Value, End of Period                     --          --         --           --    $9.710
Number of Units Outstanding, End of Period                 --          --         --           --         0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --           --   $10.000
Accumulation Unit Value, End of Period                     --          --         --           --   $10.783
Number of Units Outstanding, End of Period                 --          --         --           --         0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --           --   $10.000
Accumulation Unit Value, End of Period                     --          --         --           --    $9.841
Number of Units Outstanding, End of Period                 --          --         --           --         0
FTVIP Franklin Growth and Income Securities
Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.693    $13.338      $14.438   $14.627
Accumulation Unit Value, End of Period                     --     $13.338    $14.438      $14.627   $16.713
Number of Units Outstanding, End of Period                 --           0          0            0         0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $11.198   $11.135
Accumulation Unit Value, End of Period                     --          --    $11.198      $11.135   $12.885
Number of Units Outstanding, End of Period                 --          --          0            0         0
FTVIP Franklin Large Cap Growth Securities
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $10.511   $10.395
Accumulation Unit Value, End of Period                     --          --    $10.511      $10.395   $11.282
Number of Units Outstanding, End of Period                 --          --          0            0         0
FTVIP Franklin Small-Mid Cap Growth Securities
Sub-Account (1)
Accumulation Unit Value, Beginning of Period               --     $11.814    $15.482      $16.889   $17.320
Accumulation Unit Value, End of Period                     --     $15.482    $16.889      $17.320   $18.424
Number of Units Outstanding, End of Period                 --           0          0            0         0
FTVIP Franklin Small Cap Value Securities
Sub-Account
Accumulation Unit Value, Beginning of Period               --     $11.033    $14.504      $17.564   $18.697
Accumulation Unit Value, End of Period                     --     $14.504    $17.564      $18.697   $21.405
Number of Units Outstanding, End of Period                 --           0          0            0         0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $10.214   $10.237
Accumulation Unit Value, End of Period                     --          --    $10.214      $10.237   $10.421
Number of Units Outstanding, End of Period                 --          --          0            0         0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period               --          --         --           --   $10.000
Accumulation Unit Value, End of Period                     --          --         --           --   $10.977
Number of Units Outstanding, End of Period                 --          --         --           --         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.593    $12.636      $13.927   $15.069
Accumulation Unit Value, End of Period                     --     $12.636    $13.927      $15.069   $17.458
Number of Units Outstanding, End of Period                 --           0          0            0         0
FTVIP Templeton Developing Markets Securities
Sub-Account
Accumulation Unit Value, Beginning of Period               --     $11.668    $16.807      $20.512   $25.580
Accumulation Unit Value, End of Period                     --     $16.807    $20.512      $25.580   $32.066
Number of Units Outstanding, End of Period                 --           0          0            0         0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.371    $13.544      $15.710   $16.938
Accumulation Unit Value, End of Period                     --     $13.544    $15.710      $16.938   $20.132
Number of Units Outstanding, End of Period                 --           0          0            0         0
FTVIP Templeton Global Income Securities
Sub-Account (1)
Accumulation Unit Value, Beginning of Period               --     $11.576    $12.837      $14.413   $13.672
Accumulation Unit Value, End of Period                     --     $12.837    $14.413      $13.672   $15.089
Number of Units Outstanding, End of Period                 --           0          0            0         0
Lord Abbett Series Fund- All Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $10.897   $11.405
Accumulation Unit Value, End of Period                     --          --    $10.897      $11.405   $12.796
Number of Units Outstanding, End of Period                 --          --          0            0         0
Lord Abbett Series Fund- Bond - Debenture Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $10.348   $10.260
Accumulation Unit Value, End of Period                     --          --    $10.348      $10.260   $10.977
Number of Units Outstanding, End of Period                 --          --          0            0         0
Lord Abbett Series Fund- Growth and Income
Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $10.881   $10.994
Accumulation Unit Value, End of Period                     --          --    $10.881      $10.994   $12.619
Number of Units Outstanding, End of Period                 --          --          0            0         0
Lord Abbett Series Fund- Growth Opportunities
Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $11.129   $11.395
Accumulation Unit Value, End of Period                     --          --    $11.129      $11.395   $12.032
Number of Units Outstanding, End of Period                 --          --          0            0         0
Lord Abbett Series Fund- Mid-Cap Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $11.112   $11.769
Accumulation Unit Value, End of Period                     --          --    $11.112      $11.769   $12.926
Number of Units Outstanding, End of Period                 --          --          0            0         0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period               --     $11.098    $13.042      $14.013   $14.218
Accumulation Unit Value, End of Period                     --     $13.042    $14.013      $14.218   $15.425
Number of Units Outstanding, End of Period                 --           0          0            0         0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $10.096   $10.111
Accumulation Unit Value, End of Period                     --          --    $10.096      $10.111   $10.383
Number of Units Outstanding, End of Period                 --          --          0            0         0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.000    $12.252      $12.783   $13.118
Accumulation Unit Value, End of Period                     --     $12.252    $12.783      $13.118   $13.824
Number of Units Outstanding, End of Period                 --           0          0            0         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.073    $14.178      $16.494   $18.411
Accumulation Unit Value, End of Period                     --     $14.178    $16.494      $18.411   $21.147
Number of Units Outstanding, End of Period                 --           0          0            0         0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period               --     $11.721    $12.906      $13.733   $13.710
Accumulation Unit Value, End of Period                     --     $12.906    $13.733      $13.710   $14.655
Number of Units Outstanding, End of Period                 --           0          0            0         0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.454    $12.584      $13.441   $13.909
Accumulation Unit Value, End of Period                     --     $12.584    $13.441      $13.909   $15.621
Number of Units Outstanding, End of Period                 --           0          0            0         0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.704    $14.605      $17.034   $18.290
Accumulation Unit Value, End of Period                     --     $14.605    $17.034      $18.290   $20.524
Number of Units Outstanding, End of Period                 --           0          0            0         0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.331    $12.341      $14.424   $15.808
Accumulation Unit Value, End of Period                     --     $12.341    $14.424      $15.808   $15.888
Number of Units Outstanding, End of Period                 --           0          0            0         0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period               --     $11.237    $12.089      $12.828   $12.865
Accumulation Unit Value, End of Period                     --     $12.089    $12.828      $12.865   $13.501
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.742    $12.383      $13.222   $13.842
Accumulation Unit Value, End of Period                     --     $12.383    $13.222      $13.842   $15.288
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.983    $13.451      $14.626   $15.062
Accumulation Unit Value, End of Period                     --     $13.451    $14.626      $15.062   $17.086
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period               --     $10.224    $11.258      $11.801   $13.074
Accumulation Unit Value, End of Period                     --     $11.258    $11.801      $13.074   $13.152
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period               --     $11.854    $13.291      $14.378   $14.507
Accumulation Unit Value, End of Period                     --     $13.291    $14.378      $14.507   $15.692
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.347    $10.401      $10.629   $10.648
Accumulation Unit Value, End of Period                     --     $10.401    $10.629      $10.648   $10.892
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.565    $13.328      $15.156   $16.642
Accumulation Unit Value, End of Period                     --     $13.328    $15.156      $16.642   $20.801
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.682    $12.939      $14.263   $15.188
Accumulation Unit Value, End of Period                     --     $12.939    $14.263      $15.188   $16.935
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period               --      $9.928     $9.813       $9.667    $9.700
Accumulation Unit Value, End of Period                     --      $9.813     $9.667       $9.700    $9.910
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period               --     $10.969    $13.442      $14.510   $15.621
Accumulation Unit Value, End of Period                     --     $13.442    $14.510      $15.621   $16.596
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period               --     $11.310    $14.515      $16.396   $16.992
Accumulation Unit Value, End of Period                     --     $14.515    $16.396      $16.992   $19.292
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period               --     $10.831    $13.043      $13.729   $14.109
Accumulation Unit Value, End of Period                     --     $13.043    $13.729      $14.109   $15.370
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT The George Putnam Fund of Boston
Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.672    $12.035      $12.744   $12.971
Accumulation Unit Value, End of Period                     --     $12.035    $12.744      $12.971   $14.207
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT Utilities Growth and Income Sub-Account
(3)
Accumulation Unit Value, Beginning of Period               --     $11.636    $14.001      $16.661   $17.704
Accumulation Unit Value, End of Period                     --     $14.001    $16.661      $17.704   $22.010
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.788    $13.507      $15.678   $17.208
Accumulation Unit Value, End of Period                     --     $13.507    $15.678      $17.208   $17.758
Number of Units Outstanding, End of Period                 --           0          0            0         0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.569    $12.348      $12.692   $13.129
Accumulation Unit Value, End of Period                     --     $12.348    $12.692      $13.129   $13.547
Number of Units Outstanding, End of Period                 --           0          0            0         0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $11.088   $12.058
Accumulation Unit Value, End of Period                     --          --    $11.088      $12.058   $12.381
Number of Units Outstanding, End of Period                 --          --          0            0         0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $11.301   $11.514
Accumulation Unit Value, End of Period                     --          --    $11.301      $11.514   $13.077
Number of Units Outstanding, End of Period                 --          --          0            0         0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.769    $13.301      $14.854   $15.950
Accumulation Unit Value, End of Period                     --     $13.301    $14.854      $15.950   $18.103
Number of Units Outstanding, End of Period                 --           0          0            0         0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.000    $10.000       $9.840    $9.864
Accumulation Unit Value, End of Period                     --     $10.000     $9.400       $9.864   $10.056
Number of Units Outstanding, End of Period                 --           0          0            0         0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period               --      $9.920    $11.691      $12.216   $12.868
Accumulation Unit Value, End of Period                     --     $11.691    $12.216      $12.868   $12.924
Number of Units Outstanding, End of Period                 --           0          0            0         0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period               --     $12.278    $13.818      $14.885   $16.335
Accumulation Unit Value, End of Period                     --     $13.818    $14.885      $16.335   $17.714
Number of Units Outstanding, End of Period                 --           0          0            0         0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $10.926   $11.482
Accumulation Unit Value, End of Period                     --          --    $10.926      $11.482   $12.650
Number of Units Outstanding, End of Period                 --          --          0            0         0
Van Kampen UIF Equity Growth - Class I Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $10.723   $12.143
Accumulation Unit Value, End of Period                     --          --    $10.723      $12.143   $12.372
Number of Units Outstanding, End of Period                 --          --          0            0         0
Van Kampen UIF Equity Growth - Class II Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $10.698   $12.090
Accumulation Unit Value, End of Period                     --          --    $10.698      $12.090   $12.283
Number of Units Outstanding, End of Period                 --          --          0            0         0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period               --     $10.000    $10.000      $11.036   $12.094
Accumulation Unit Value, End of Period                     --     $10.000    $11.036      $12.094   $14.381
Number of Units Outstanding, End of Period                 --           0          0            0         0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period               --          --         --           --   $10.000
Accumulation Unit Value, End of Period                     --          --         --           --    $9.796
Number of Units Outstanding, End of Period                 --          --         --           --         0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period          $10.000     $13.000    $13.543      $15.764   $17.415
Accumulation Unit Value, End of Period                $13.000     $13.543    $15.764      $17.415   $19.061
Number of Units Outstanding, End of Period                  0           0          0            0         0
Van Kampen UIF U.S. Mid Cap Value - Class I
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $11.264   $12.381
Accumulation Unit Value, End of Period                     --          --    $11.264      $12.381   $14.624
Number of Units Outstanding, End of Period                 --          --          0            0         0
Van Kampen UIF U.S. Mid Cap Value - Class II
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period               --          --    $10.000      $11.258   $12.356
Accumulation Unit Value, End of Period                     --          --    $11.258      $12.356   $14.586
Number of Units Outstanding, End of Period                 --          --          0            0         0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period               --     $11.370    $14.452      $19.245   $21.989
Accumulation Unit Value, End of Period                     --     $14.452    $19.245      $21.989   $29.627
Number of Units Outstanding, End of Period                 --           0          0            0         0

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the Earnings
Protection Death Benefit Option (age 71-79)) or (With the MAV Death Benefit
Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70))


For the Years Beginning January 1* and Ending            2002        2003       2004        2005       2006
December 31,
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --          --    $10.000
Accumulation Unit Value, End of Period                     --          --         --          --    $10.228
Number of Units Outstanding, End of Period                 --          --         --          --          0
Fidelity VIP Freedom 2010 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --          --    $10.000
Accumulation Unit Value, End of Period                     --          --         --          --    $10.419
Number of Units Outstanding, End of Period                 --          --         --          --          0
Fidelity VIP Freedom 2020 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --          --    $10.000
Accumulation Unit Value, End of Period                     --          --         --          --    $10.448
Number of Units Outstanding, End of Period                 --          --         --          --          0
Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --          --    $10.000
Accumulation Unit Value, End of Period                     --          --         --          --    $10.457
Number of Units Outstanding, End of Period                 --          --         --          --          0
Fidelity VIP Freedom Income - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --          --    $10.000
Accumulation Unit Value, End of Period                     --          --         --          --    $10.310
Number of Units Outstanding, End of Period                 --          --         --          --          0
Fidelity VIP Growth Stock - Service Class 2
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --          --    $10.000
Accumulation Unit Value, End of Period                     --          --         --          --     $9.706
Number of Units Outstanding, End of Period                 --          --         --          --          0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --          --    $10.000
Accumulation Unit Value, End of Period                     --          --         --          --    $10.779
Number of Units Outstanding, End of Period                 --          --         --          --          0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period               --          --         --          --    $10.000
Accumulation Unit Value, End of Period                     --          --         --          --     $9.838
Number of Units Outstanding, End of Period                 --          --         --          --          0
FTVIP Franklin Growth and Income Securities
Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.839    $13.326     $14.418    $14.599
Accumulation Unit Value, End of Period                $10.839     $13.326    $14.418     $14.599    $16.673
Number of Units Outstanding, End of Period                  0       3,257      3,242           0          0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $11.194    $11.126
Accumulation Unit Value, End of Period                     --          --    $11.194     $11.126    $12.868
Number of Units Outstanding, End of Period                 --          --          0           0          0
FTVIP Franklin Large Cap Growth Securities
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $10.509    $10.389
Accumulation Unit Value, End of Period                     --          --    $10.509     $10.389    $11.269
Number of Units Outstanding, End of Period                 --          --          0           0          0
FTVIP Franklin Small-Mid Cap Growth Securities
Sub-Account (1)
Accumulation Unit Value, Beginning of Period          $10.000     $11.522    $15.468     $16.866    $17.287
Accumulation Unit Value, End of Period                $11.522     $15.468    $16.866     $17.287    $18.379
Number of Units Outstanding, End of Period                  0       1,241      1,153       1,591      1,341
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $11.213    $14.491     $17.540    $18.661
Accumulation Unit Value, End of Period                $11.213     $14.491    $17.540     $18.661    $21.353
Number of Units Outstanding, End of Period                  0         816        782         751          0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $10.211    $10.228
Accumulation Unit Value, End of Period                     --          --    $10.211     $10.228    $10.406
Number of Units Outstanding, End of Period                 --          --          0           0          0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period               --          --         --          --    $10.000
Accumulation Unit Value, End of Period                     --          --         --          --    $10.974
Number of Units Outstanding, End of Period                 --          --         --          --          0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.313    $12.624     $13.908    $15.040
Accumulation Unit Value, End of Period                $10.313     $12.624    $13.908     $15.040    $17.415
Number of Units Outstanding, End of Period                  0       2,470      2,427         782          0
FTVIP Templeton Developing Markets Securities
Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $11.221    $16.792     $20.483    $25.531
Accumulation Unit Value, End of Period                $11.221     $16.792    $20.483     $25.531    $31.989
Number of Units Outstanding, End of Period                  0       2,553      2,450       2,361          0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.464    $13.532     $15.688    $16.906
Accumulation Unit Value, End of Period                $10.464     $13.532    $15.688     $16.906    $20.083
Number of Units Outstanding, End of Period                  0       3,456      3,244       3,578          0
FTVIP Templeton Global Income Securities Sub-Account
(1)
Accumulation Unit Value, Beginning of Period          $10.000     $10.709    $12.825     $14.393    $13.645
Accumulation Unit Value, End of Period                $10.709     $12.825    $14.393     $13.645    $15.052
Number of Units Outstanding, End of Period                  0         988        939         891        845
Lord Abbett Series Fund- All Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $10.895    $11.398
Accumulation Unit Value, End of Period                     --          --    $10.895     $11.398    $12.782
Number of Units Outstanding, End of Period                 --          --          0           0          0
Lord Abbett Series Fund- Bond - Debenture Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $10.347    $10.253
Accumulation Unit Value, End of Period                     --          --    $10.347     $10.253    $10.965
Number of Units Outstanding, End of Period                 --          --          0           0          0
Lord Abbett Series Fund- Growth and Income Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $10.880    $10.988
Accumulation Unit Value, End of Period                     --          --    $10.880     $10.988    $12.604
Number of Units Outstanding, End of Period                 --          --          0           0          0
Lord Abbett Series Fund- Growth Opportunities
Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $11.127    $11.388
Accumulation Unit Value, End of Period                     --          --    $11.127     $11.388    $12.018
Number of Units Outstanding, End of Period                 --          --          0           0          0
Lord Abbett Series Fund- Mid-Cap Value Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $11.110    $11.761
Accumulation Unit Value, End of Period                     --          --    $11.110     $11.761    $12.912
Number of Units Outstanding, End of Period                 --          --          0           0          0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.685    $13.031     $13.994    $14.191
Accumulation Unit Value, End of Period                $10.685     $13.031    $13.994     $14.191    $15.388
Number of Units Outstanding, End of Period                  0       1,551      1,544           0          0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $10.095    $10.105
Accumulation Unit Value, End of Period                     --          --    $10.095     $10.105    $10.371
Number of Units Outstanding, End of Period                 --          --          0           0          0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.000    $12.248     $12.772    $13.100
Accumulation Unit Value, End of Period                     --     $12.248    $12.772     $13.100    $13.799
Number of Units Outstanding, End of Period                 --           0          0           0          0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.137    $14.165     $16.471    $18.376
Accumulation Unit Value, End of Period                $10.137     $14.165    $16.471     $18.376    $21.096
Number of Units Outstanding, End of Period                  0       3,007      2,885       4,852          0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.650    $12.895     $13.714    $13.683
Accumulation Unit Value, End of Period                $10.650     $12.895    $13.714     $13.683    $14.619
Number of Units Outstanding, End of Period                  0         970        921         875          0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.166    $12.572     $13.422    $13.882
Accumulation Unit Value, End of Period                $10.166     $12.572    $13.422     $13.882    $15.583
Number of Units Outstanding, End of Period                  0       4,230      5,016         835          0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.342    $14.592     $17.010    $18.255
Accumulation Unit Value, End of Period                $10.342     $14.592    $17.010     $18.255    $20.474
Number of Units Outstanding, End of Period                  0         850        815         782          0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.049    $12.330     $14.403    $15.778
Accumulation Unit Value, End of Period                $10.049     $12.330    $14.403     $15.778    $15.850
Number of Units Outstanding, End of Period                  0           0          0           0          0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.540    $12.078     $12.810    $12.841
Accumulation Unit Value, End of Period                $10.540     $12.078    $12.810     $12.841    $13.469
Number of Units Outstanding, End of Period                  0       2,178      1,961       3,145          0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.377    $12.372     $13.203    $13.815
Accumulation Unit Value, End of Period                $10.377     $12.372    $13.203     $13.815    $15.251
Number of Units Outstanding, End of Period                  0           0          0           0          0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.786    $13.439     $14.605    $15.033
Accumulation Unit Value, End of Period                $10.786     $13.439    $14.605     $15.033    $17.045
Number of Units Outstanding, End of Period                  0         824        697       1,497          0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period          $10.000      $9.713    $11.247     $11.785    $13.049
Accumulation Unit Value, End of Period                $ 9.713     $11.247    $11.785     $13.049    $13.120
Number of Units Outstanding, End of Period                  0           0          0           0          0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.729    $13.280     $14.358    $14.479
Accumulation Unit Value, End of Period                $10.729     $13.280    $14.358     $14.479    $15.654
Number of Units Outstanding, End of Period                  0         960        912         866          0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.174    $10.391     $10.614    $10.628
Accumulation Unit Value, End of Period                $10.174     $10.391    $10.614     $10.628    $10.865
Number of Units Outstanding, End of Period                  0       5,011      4,774       6,240          0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.593    $13.317     $15.134    $16.610
Accumulation Unit Value, End of Period                $10.593     $13.317    $15.134     $16.610    $20.751
Number of Units Outstanding, End of Period                  0       2,861      2,745       2,645          0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.396    $12.928     $14.243    $15.159
Accumulation Unit Value, End of Period                $10.396     $12.928    $14.243     $15.159    $16.894
Number of Units Outstanding, End of Period                  0           0          0           0          0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $9.974     $9.804      $9.653     $9.681
Accumulation Unit Value, End of Period                $ 9.974     $ 9.804    $ 9.653      $9.681     $9.886
Number of Units Outstanding, End of Period                  0       1,107          0       6,241          0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period          $10.000     $10.367    $13.420     $14.490    $15.591
Accumulation Unit Value, End of Period                $10.367     $13.420    $14.490     $15.591    $16.556
Number of Units Outstanding, End of Period                  0           0          0           0          0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $11.192    $14.502     $16.373    $16.959
Accumulation Unit Value, End of Period                $11.192     $14.502    $16.373     $16.959    $19.246
Number of Units Outstanding, End of Period                  0         862        823       2,566          0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period          $10.000     $10.631    $13.031     $13.710    $14.082
Accumulation Unit Value, End of Period                $10.631     $13.031    $13.710     $14.082    $15.333
Number of Units Outstanding, End of Period                  0         885        845         807          0
Putnam VT The George Putnam Fund of Boston
Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.503    $12.024     $12.726    $12.946
Accumulation Unit Value, End of Period                $10.503     $12.024    $12.726     $12.946    $14.173
Number of Units Outstanding, End of Period                  0       1,287      1,281       1,275          0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period          $10.000     $11.457    $13.989     $16.638    $17.670
Accumulation Unit Value, End of Period                $11.457     $13.989    $16.638     $17.670    $21.957
Number of Units Outstanding, End of Period                  0       1,186      1,181       1,175          0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.361    $13.495     $15.656    $17.175
Accumulation Unit Value, End of Period                $10.361     $13.495    $15.656     $17.175    $17.715
Number of Units Outstanding, End of Period                  0       1,349      1,255       1,667          0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.098    $12.337     $12.674    $13.103
Accumulation Unit Value, End of Period                $10.098     $12.337    $12.674     $13.103    $13.514
Number of Units Outstanding, End of Period                  0       1,759      1,660       2,554          0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $11.084    $12.047
Accumulation Unit Value, End of Period                     --          --    $11.084     $12.047    $12.364
Number of Units Outstanding, End of Period                 --          --        751         722          0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $11.297    $11.505
Accumulation Unit Value, End of Period                     --          --    $11.297     $11.505    $13.059
Number of Units Outstanding, End of Period                 --          --          0           0          0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000     $10.641    $13.289     $14.833    $15.920
Accumulation Unit Value, End of Period                $10.641     $13.289    $14.833     $15.920    $18.060
Number of Units Outstanding, End of Period                  0       1,118      1,067       2,433          0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period               --     $10.000    $10.000      $9.835     $9.854
Accumulation Unit Value, End of Period                     --     $10.000    $ 9.835      $9.854    $10.040
Number of Units Outstanding, End of Period                 --           0          0           0          0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period          $10.000      $9.400    $11.680     $12.199    $12.844
Accumulation Unit Value, End of Period                 $9.400     $11.680    $12.199     $12.844    $12.893
Number of Units Outstanding, End of Period                  0           0          0           0          0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period          $10.000     $11.047    $13.806     $14.864    $16.304
Accumulation Unit Value, End of Period                $11.047     $13.806    $14.864     $16.304    $17.671
Number of Units Outstanding, End of Period                  0         242        230         219          0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $10.922    $11.472
Accumulation Unit Value, End of Period                     --          --    $10.922     $11.472    $12.633
Number of Units Outstanding, End of Period                 --          --          0           0          0
Van Kampen UIF Equity Growth - Class I Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $10.719    $12.133
Accumulation Unit Value, End of Period                     --          --    $10.719     $12.133    $12.355
Number of Units Outstanding, End of Period                 --          --      1,033         987        944
Van Kampen UIF Equity Growth - Class II Sub-Account
(4)(5)
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $10.694    $12.080
Accumulation Unit Value, End of Period                     --          --    $10.694     $12.080    $12.266
Number of Units Outstanding, End of Period                 --          --          0           0          0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period               --     $10.000    $10.000     $11.030    $12.081
Accumulation Unit Value, End of Period                     --     $10.000    $11.030     $12.081    $14.359
Number of Units Outstanding, End of Period                 --           0          0           0          0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period               --          --         --          --    $10.000
Accumulation Unit Value, End of Period                     --          --         --          --     $9.793
Number of Units Outstanding, End of Period                 --          --         --          --          0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period               --     $10.000    $13.538     $15.751    $17.392
Accumulation Unit Value, End of Period                     --     $13.538    $15.751     $17.392    $19.025
Number of Units Outstanding, End of Period                 --           0          0           0          0
Van Kampen UIF U.S. Mid Cap Value - Class I
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $11.260    $12.370
Accumulation Unit Value, End of Period                     --          --    $11.260     $12.370    $14.605
Number of Units Outstanding, End of Period                 --          --      1,140       1,095      1,055
Van Kampen UIF U.S. Mid Cap Value - Class II
Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period               --          --    $10.000     $11.254    $12.345
Accumulation Unit Value, End of Period                     --          --    $11.254     $12.345    $14.566
Number of Units Outstanding, End of Period                 --          --          0           0          0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period          $10.000     $10.689    $14.439     $19.218    $21.947
Accumulation Unit Value, End of Period                $10.689     $14.439    $19.218     $21.947    $29.555
Number of Units Outstanding, End of Period                  0           0          0           0          0

* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the with the Earnings Protection Death
Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on
October 14, 2002, except for the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth
Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series -
Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,           2002    2003    2004    2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.221
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.412
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.441
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.450
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.303
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.700
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.772
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.831
Number of Units Outstanding, End of Period                             --      --      --      --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.693 $13.325 $14.401  $14.567
Accumulation Unit Value, End of Period                                 -- $13.325 $14.401 $14.567  $16.620
Number of Units Outstanding, End of Period                             --  56,233  60,453  50,594        0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.187  $11.107
Accumulation Unit Value, End of Period                                 --      -- $11.187 $11.107  $12.833
Number of Units Outstanding, End of Period                             --      --     827  17,109        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.507  $10.375
Accumulation Unit Value, End of Period                                 --      -- $10.507 $10.375  $11.243
Number of Units Outstanding, End of Period                             --      --       0   3,623        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.814 $15.466 $16.846  $17.250
Accumulation Unit Value, End of Period                                 -- $15.466 $16.846 $17.250  $18.321
Number of Units Outstanding, End of Period                             --       0       0       0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.033 $14.489 $17.519  $18.620
Accumulation Unit Value, End of Period                                 -- $14.489 $17.519 $18.620  $21.285
Number of Units Outstanding, End of Period                             --  10,342  11,238   9,659        0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.204  $10.211
Accumulation Unit Value, End of Period                                 --      -- $10.204 $10.211  $10.378
Number of Units Outstanding, End of Period                             --      --     203     202        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.966
Number of Units Outstanding, End of Period                             --      --      --      --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.593 $12.623 $13.892  $15.007
Accumulation Unit Value, End of Period                                 -- $12.623 $13.892 $15.007  $17.360
Number of Units Outstanding, End of Period                             --  31,092  44,644  40,575        0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.668 $16.790 $20.459  $25.476
Accumulation Unit Value, End of Period                                 -- $16.790 $20.459 $25.476  $31.887
Number of Units Outstanding, End of Period                             --   6,770  11,426  10,322        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.371 $13.530 $15.670  $16.869
Accumulation Unit Value, End of Period                                 -- $13.530 $15.670 $16.869  $20.019
Number of Units Outstanding, End of Period                             --  10,711  12,290  11,156        0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.576 $12.824 $14.377  $13.616
Accumulation Unit Value, End of Period                                 -- $12.824 $14.377 $13.616  $15.004
Number of Units Outstanding, End of Period                             --       0       0       0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.893  $11.384
Accumulation Unit Value, End of Period                                 --      -- $10.893 $11.384  $12.752
Number of Units Outstanding, End of Period                             --      --     151   3,815        0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.344  $10.240
Accumulation Unit Value, End of Period                                 --      -- $10.344 $10.240  $10.940
Number of Units Outstanding, End of Period                             --      --       0      99        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.877  $10.974
Accumulation Unit Value, End of Period                                 --      -- $10.877 $10.974  $12.575
Number of Units Outstanding, End of Period                             --      --     100   3,246        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.125  $11.373
Accumulation Unit Value, End of Period                                 --      -- $11.125 $11.373  $11.991
Number of Units Outstanding, End of Period                             --      --     368   2,536        0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.108  $11.746
Accumulation Unit Value, End of Period                                 --      -- $11.108 $11.746  $12.882
Number of Units Outstanding, End of Period                             --      --     168   5,046        0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.098 $13.029 $13.978  $14.160
Accumulation Unit Value, End of Period                                 -- $13.029 $13.978 $14.160  $15.339
Number of Units Outstanding, End of Period                             --  14,025  12,643   7,560        0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.092  $10.092
Accumulation Unit Value, End of Period                                 --      -- $10.092 $10.092  $10.348
Number of Units Outstanding, End of Period                             --      --       0  26,124        0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                      $10.000 $12.000 $12.239 $12.750  $13.065
Accumulation Unit Value, End of Period                            $12.000 $12.239 $12.750 $13.065  $13.747
Number of Units Outstanding, End of Period                             43  43,058      53  54,112        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.073 $14.163 $16.452  $18.336
Accumulation Unit Value, End of Period                                 -- $14.163 $16.452 $18.336  $21.029
Number of Units Outstanding, End of Period                             --  11,470  15,388  15,286        0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.721 $12.893 $13.698  $13.654
Accumulation Unit Value, End of Period                                 -- $12.893 $13.698 $13.654  $14.573
Number of Units Outstanding, End of Period                             --  12,586  16,418  13,921        0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.454 $12.571 $13.406  $13.852
Accumulation Unit Value, End of Period                                 -- $12.571 $13.406 $13.852  $15.534
Number of Units Outstanding, End of Period                             --  14,215  15,310  20,489        0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.704 $14.590 $16.990  $18.215
Accumulation Unit Value, End of Period                                 -- $14.590 $16.990 $18.215  $20.409
Number of Units Outstanding, End of Period                             --   9,580  15,511  15,295        0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.331 $12.328 $14.387  $15.743
Accumulation Unit Value, End of Period                                 -- $12.328 $14.387 $15.743  $15.799
Number of Units Outstanding, End of Period                             --   8,874   9,092   6,987        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.237 $12.076 $12.795  $12.813
Accumulation Unit Value, End of Period                                 -- $12.076 $12.795 $12.813  $13.426
Number of Units Outstanding, End of Period                             --  13,193  18,210  20,307        0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.742 $12.370 $13.188  $13.785
Accumulation Unit Value, End of Period                                 -- $12.370 $13.188 $13.785  $15.203
Number of Units Outstanding, End of Period                             --       0   1,610   1,761        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.983 $13.437 $14.588  $15.001
Accumulation Unit Value, End of Period                                 -- $13.437 $14.588 $15.001  $16.990
Number of Units Outstanding, End of Period                             --   9,745   7,094   6,894        0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.224 $11.246 $11.771  $13.020
Accumulation Unit Value, End of Period                                 -- $11.246 $11.771 $13.020  $13.078
Number of Units Outstanding, End of Period                             --   1,009   1,103     188        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.854 $13.278 $14.342  $14.448
Accumulation Unit Value, End of Period                                 -- $13.278 $14.342 $14.448  $15.604
Number of Units Outstanding, End of Period                             --  19,078  15,703  12,964        0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.347 $10.390 $10.602  $10.604
Accumulation Unit Value, End of Period                                 -- $10.390 $10.602 $10.604  $10.831
Number of Units Outstanding, End of Period                             --  24,092  27,240  27,761        0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.565 $13.315 $15.117  $16.574
Accumulation Unit Value, End of Period                                 -- $13.315 $15.117 $16.574  $20.685
Number of Units Outstanding, End of Period                             --   2,786   3,263   3,350        0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.682 $12.926 $14.227  $15.126
Accumulation Unit Value, End of Period                                 -- $12.926 $14.227 $15.126  $16.840
Number of Units Outstanding, End of Period                             --   2,900   1,981   1,162        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.928  $9.803  $9.642   $9.660
Accumulation Unit Value, End of Period                                 --  $9.803  $9.642  $9.660   $9.854
Number of Units Outstanding, End of Period                             --   7,499  13,154  13,049        0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.969 $13.428 $14.473  $15.557
Accumulation Unit Value, End of Period                                 -- $13.428 $14.473 $15.557  $16.503
Number of Units Outstanding, End of Period                             --       0     160     160        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.310 $14.500 $16.354  $16.923
Accumulation Unit Value, End of Period                                 -- $14.500 $16.354 $16.923  $19.184
Number of Units Outstanding, End of Period                             --       0   5,801   7,570        0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.831 $13.030 $13.694  $14.052
Accumulation Unit Value, End of Period                                 -- $13.030 $13.694 $14.052  $15.284
Number of Units Outstanding, End of Period                             --   7,832   4,401   4,195        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.672 $12.022 $12.711  $12.918
Accumulation Unit Value, End of Period                                 -- $12.022 $12.711 $12.918  $14.128
Number of Units Outstanding, End of Period                             --   2,542   2,240       0        0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $11.636 $13.987 $16.619  $17.632
Accumulation Unit Value, End of Period                                 -- $13.987 $16.619 $17.632  $21.887
Number of Units Outstanding, End of Period                             --   4,581   3,966   3,566        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.788 $13.494 $15.638  $17.137
Accumulation Unit Value, End of Period                                 -- $13.494 $15.638 $17.137  $17.659
Number of Units Outstanding, End of Period                             --   1,923   1,854     483        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.569 $12.336 $12.660  $13.075
Accumulation Unit Value, End of Period                                 -- $12.336 $12.660 $13.075  $13.471
Number of Units Outstanding, End of Period                             --   6,267   4,428   4,467        0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.077  $12.027
Accumulation Unit Value, End of Period                                 --      -- $11.077 $12.027  $12.331
Number of Units Outstanding, End of Period                             --      --  21,249  13,435        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.289  $11.485
Accumulation Unit Value, End of Period                                 --      -- $11.289 $11.485  $13.023
Number of Units Outstanding, End of Period                             --      --     372   4,699        0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.769 $13.287 $14.816  $15.885
Accumulation Unit Value, End of Period                                 -- $13.287 $14.816 $15.885  $18.002
Number of Units Outstanding, End of Period                             --  27,411  27,691  25,944        0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000 $10.000  $9.825   $9.834
Accumulation Unit Value, End of Period                                 -- $10.000  $9.825  $9.834  $10.010
Number of Units Outstanding, End of Period                             --       0   2,787   2,940        0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.920 $11.679 $12.185  $12.816
Accumulation Unit Value, End of Period                                 -- $11.679 $12.185 $12.816  $12.852
Number of Units Outstanding, End of Period                             --  21,858  29,094  20,648        0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $12.278 $13.804 $14.847  $16.269
Accumulation Unit Value, End of Period                                 -- $13.804 $14.847 $16.269  $17.615
Number of Units Outstanding, End of Period                             --   1,746   1,629   1,304        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.915  $11.452
Accumulation Unit Value, End of Period                                 --      -- $10.915 $11.452  $12.598
Number of Units Outstanding, End of Period                             --      --      99     503        0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.712  $12.112
Accumulation Unit Value, End of Period                                 --      -- $10.712 $12.112  $12.321
Number of Units Outstanding, End of Period                             --      --  52,855  42,183   41,924
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.687  $12.059
Accumulation Unit Value, End of Period                                 --      -- $10.687 $12.059  $12.233
Number of Units Outstanding, End of Period                             --      --     107     106        0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000 $10.000 $11.019  $12.057
Accumulation Unit Value, End of Period                                 -- $10.000 $11.019 $12.057  $14.315
Number of Units Outstanding, End of Period                             --       0     456   3,011        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.786
Number of Units Outstanding, End of Period                             --      --      --      --        0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000 $13.529 $15.724  $17.345
Accumulation Unit Value, End of Period                                 -- $13.529 $15.724 $17.345  $18.954
Number of Units Outstanding, End of Period                             --   2,339   2,960     977        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.253  $12.349
Accumulation Unit Value, End of Period                                 --      -- $11.253 $12.349  $14.565
Number of Units Outstanding, End of Period                             --      --  16,546  15,700   18,244
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.246  $12.324
Accumulation Unit Value, End of Period                                 --      -- $11.246 $12.324  $14.526
Number of Units Outstanding, End of Period                             --      --       0       0        0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $11.370 $14.437 $19.196  $21.900
Accumulation Unit Value, End of Period                                 -- $14.437 $19.196 $21.900  $29.461
Number of Units Outstanding, End of Period                             --     139   2,385   3,662        0



* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP
Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom
Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class
2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity
VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities -
Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (age 0-70)) or (With the MAV Death Benefit Option, added prior to May 1,
2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,           2002    2003      2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.224
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.415
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.445
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.454
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.306
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.703
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.776
Number of Units Outstanding, End of Period                             --      --        --     --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.835
Number of Units Outstanding, End of Period                             --      --        --     --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.687   $13.322$14.406 $14.579
Accumulation Unit Value, End of Period                                 -- $13.322   $14.406$14.579 $16.642
Number of Units Outstanding, End of Period                             --     255       263    269       0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.191 $11.116
Accumulation Unit Value, End of Period                                 --      --   $11.191$11.116 $12.850
Number of Units Outstanding, End of Period                             --      --         0      0       0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.508 $10.382
Accumulation Unit Value, End of Period                                 --      --   $10.508$10.382 $11.256
Number of Units Outstanding, End of Period                             --      --         0      0       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.807   $15.463$16.851 $17.264
Accumulation Unit Value, End of Period                                 -- $15.463   $16.851$17.264 $18.345
Number of Units Outstanding, End of Period                             --       0         0      0       0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.027   $14.486$17.525 $18.635
Accumulation Unit Value, End of Period                                 -- $14.486   $17.525$18.635 $21.313
Number of Units Outstanding, End of Period                             --       0         0      0       0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.207 $10.219
Accumulation Unit Value, End of Period                                 --      --   $10.207$10.219 $10.392
Number of Units Outstanding, End of Period                             --      --         0      0       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     -- $10.970
Number of Units Outstanding, End of Period                             --      --        --     --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.587   $12.620$13.896 $15.019
Accumulation Unit Value, End of Period                                 -- $12.620   $13.896$15.019 $17.383
Number of Units Outstanding, End of Period                             --      89        91     88       0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.661   $16.786$20.465 $25.496
Accumulation Unit Value, End of Period                                 -- $16.786   $20.465$25.496 $31.929
Number of Units Outstanding, End of Period                             --       0         0      0       0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.265   $13.527$15.675 $16.883
Accumulation Unit Value, End of Period                                 -- $13.527   $15.675$16.883 $20.046
Number of Units Outstanding, End of Period                             --       0         0      0       0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.570   $12.821$14.381 $13.627
Accumulation Unit Value, End of Period                                 -- $12.821   $14.381$13.627 $15.024
Number of Units Outstanding, End of Period                             --       0         0      0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.894 $11.391
Accumulation Unit Value, End of Period                                 --      --   $10.894$11.391 $12.767
Number of Units Outstanding, End of Period                             --      --         0      0       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.346 $10.247
Accumulation Unit Value, End of Period                                 --      --   $10.346$10.247 $10.952
Number of Units Outstanding, End of Period                             --      --         0      0       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.878 $10.981
Accumulation Unit Value, End of Period                                 --      --   $10.878$10.981 $12.590
Number of Units Outstanding, End of Period                             --      --         0      0       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.126 $11.380
Accumulation Unit Value, End of Period                                 --      --   $11.126$11.380 $12.004
Number of Units Outstanding, End of Period                             --      --         0      0       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.109 $11.754
Accumulation Unit Value, End of Period                                 --      --   $11.109$11.754 $12.897
Number of Units Outstanding, End of Period                             --      --         0      0       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.092   $13.026$13.982 $14.171
Accumulation Unit Value, End of Period                                 -- $13.026   $13.982$14.171 $15.359
Number of Units Outstanding, End of Period                             --     172       181    186       0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.093 $10.098
Accumulation Unit Value, End of Period                                 --      --   $10.093$10.098 $10.360
Number of Units Outstanding, End of Period                             --      --         0      0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000   $12.243$12.761 $13.083
Accumulation Unit Value, End of Period                                 -- $12.243   $12.671$13.083 $13.773
Number of Units Outstanding, End of Period                             --       0         0      0       0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.068   $14.160$16.456 $18.351
Accumulation Unit Value, End of Period                                 -- $14.160   $16.456$18.351 $21.057
Number of Units Outstanding, End of Period                             --      81        77     72       0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.714   $12.890$13.702 $13.665
Accumulation Unit Value, End of Period                                 -- $12.890   $13.702$13.665 $14.592
Number of Units Outstanding, End of Period                             --      86        91     97       0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.448   $12.568$13.410 $13.863
Accumulation Unit Value, End of Period                                 -- $12.568   $13.410$13.863 $15.554
Number of Units Outstanding, End of Period                             --       0         0      0       0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.698   $14.587$16.995 $18.230
Accumulation Unit Value, End of Period                                 -- $14.587   $16.995$18.230 $20.435
Number of Units Outstanding, End of Period                             --       0         0      0       0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.325   $12.326$14.391 $15.756
Accumulation Unit Value, End of Period                                 -- $12.326   $14.391$15.756 $15.820
Number of Units Outstanding, End of Period                             --       0         0      0       0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.230   $12.074$12.799 $12.823
Accumulation Unit Value, End of Period                                 -- $12.074   $12.799$12.823 $13.443
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.736   $12.367$13.192 $13.796
Accumulation Unit Value, End of Period                                 -- $12.367   $13.192$13.796 $15.223
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.977   $13.434$14.593 $15.013
Accumulation Unit Value, End of Period                                 -- $13.434   $14.593$15.013 $17.013
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.218   $11.244$11.775 $13.031
Accumulation Unit Value, End of Period                                 -- $11.244   $11.775$13.031 $13.096
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.848   $13.275$14.346 $14.460
Accumulation Unit Value, End of Period                                 -- $13.275   $14.346$14.460 $15.624
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.341   $10.388$10.605 $10.613
Accumulation Unit Value, End of Period                                 -- $10.388   $10.605$10.613 $10.845
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.559   $13.312$15.122 $16.587
Accumulation Unit Value, End of Period                                 -- $13.312   $15.122$16.587 $20.712
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.676   $12.923$14.231 $15.138
Accumulation Unit Value, End of Period                                 -- $12.923   $14.231$15.138 $16.863
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.922    $9.801 $9.645  $9.668
Accumulation Unit Value, End of Period                                 --  $9.801    $9.645 $9.668  $9.867
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.963   $13.425$14.478 $15.570
Accumulation Unit Value, End of Period                                 -- $13.425   $14.478$15.570 $16.525
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.304   $14.497$16.359 $16.936
Accumulation Unit Value, End of Period                                 -- $14.497   $16.359$16.936 $19.210
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.825   $13.027$13.698 $14.063
Accumulation Unit Value, End of Period                                 -- $13.027   $13.698$14.063 $15.304
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.666   $12.020$12.715 $12.928
Accumulation Unit Value, End of Period                                 -- $12.020   $12.715$12.928 $14.146
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $11.629   $13.984$16.624 $17.646
Accumulation Unit Value, End of Period                                 -- $13.984   $16.624$17.646 $21.916
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.782   $13.491$15.643 $17.151
Accumulation Unit Value, End of Period                                 -- $13.491   $15.643$17.151 $17.682
Number of Units Outstanding, End of Period                             --       0         0      0       0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.563   $12.333$12.664 $13.086
Accumulation Unit Value, End of Period                                 -- $12.333   $12.664$13.086 $13.489
Number of Units Outstanding, End of Period                             --       0         0      0       0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.081 $12.037
Accumulation Unit Value, End of Period                                 --      --   $11.081$12.037 $12.347
Number of Units Outstanding, End of Period                             --      --       114    110       0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.293 $11.495
Accumulation Unit Value, End of Period                                 --      --   $11.293$11.495 $13.041
Number of Units Outstanding, End of Period                             --      --         0      0       0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.763   $13.284$14.821 $15.898
Accumulation Unit Value, End of Period                                 -- $13.284   $14.821$15.898 $18.026
Number of Units Outstanding, End of Period                             --       0         0      0       0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000   $10.000 $9.830  $9.844
Accumulation Unit Value, End of Period                                 -- $10.000    $9.830 $9.844 $10.025
Number of Units Outstanding, End of Period                             --       0         0      0       0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.914   $11.676$12.188 $12.826
Accumulation Unit Value, End of Period                                 -- $11.676   $12.188$12.826 $12.869
Number of Units Outstanding, End of Period                             --       0         0      0       0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $12.272   $13.801$14.852 $16.282
Accumulation Unit Value, End of Period                                 -- $13.801   $14.852$16.282 $17.638
Number of Units Outstanding, End of Period                             --       0         0      0       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.918 $11.462
Accumulation Unit Value, End of Period                                 --      --   $10.918$11.462 $12.616
Number of Units Outstanding, End of Period                             --      --         0      0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.716 $12.122
Accumulation Unit Value, End of Period                                 --      --   $10.716$12.122 $12.338
Number of Units Outstanding, End of Period                             --      --       118    108     116
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$10.690 $12.069
Accumulation Unit Value, End of Period                                 --      --   $10.690$12.069 $12.250
Number of Units Outstanding, End of Period                             --      --         0      0       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000   $10.000$11.024 $12.069
Accumulation Unit Value, End of Period                                 -- $10.000   $11.024$12.069 $14.337
Number of Units Outstanding, End of Period                             --       0         0      0       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --      --        --     -- $10.000
Accumulation Unit Value, End of Period                                 --      --        --     --  $9.789
Number of Units Outstanding, End of Period                             --      --        --     --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000   $13.533$15.737 $17.368
Accumulation Unit Value, End of Period                                 -- $13.533   $15.737$17.368 $18.990
Number of Units Outstanding, End of Period                             --       0         0      0       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.256 $12.360
Accumulation Unit Value, End of Period                                 --      --   $11.256$12.360 $14.585
Number of Units Outstanding, End of Period                             --      --         0      0       0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      --   $10.000$11.250 $12.335
Accumulation Unit Value, End of Period                                 --      --   $11.250$12.335 $14.546
Number of Units Outstanding, End of Period                             --      --         0      0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $11.363   $14.434$19.201 $21.917
Accumulation Unit Value, End of Period                                 -- $14.434   $19.201$21.917 $29.500
Number of Units Outstanding, End of Period                             --       0         0      0       0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on
October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.









Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (age 71-79)) or (With the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 0-70)) or (With the MAV Death Benefit Option and
Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to
May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70))


For the Years Beginning January 1* and Ending December 31,         2002      2003      2004   2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.217
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.408
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.438
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.446
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.299
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.696
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.768
Number of Units Outstanding, End of Period                           --        --        --     --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.828
Number of Units Outstanding, End of Period                           --        --        --     --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.836   $13.302$14.369 $14.527
Accumulation Unit Value, End of Period                          $10.836   $13.302   $14.369$14.527 $16.565
Number of Units Outstanding, End of Period                            0        46       984  5,100       0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.183 $11.097
Accumulation Unit Value, End of Period                               --        --   $11.183$11.097 $12.815
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.505 $10.369
Accumulation Unit Value, End of Period                               --        --   $10.505$10.369 $11.230
Number of Units Outstanding, End of Period                           --        --         0  7,801       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000   $11.519   $15.439$16.808 $17.202
Accumulation Unit Value, End of Period                          $11.519   $15.439   $16.808$17.202 $18.261
Number of Units Outstanding, End of Period                            0       903       899    895     891
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $11.209   $14.464$17.480 $18.569
Accumulation Unit Value, End of Period                          $11.209   $14.464   $17.480$18.569 $21.216
Number of Units Outstanding, End of Period                            0       167       151  4,485       0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.200 $10.202
Accumulation Unit Value, End of Period                               --        --   $10.200$10.202 $10.364
Number of Units Outstanding, End of Period                           --        --         0      0       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     -- $10.962
Number of Units Outstanding, End of Period                           --        --        --     --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.310   $12.601$13.861 $14.966
Accumulation Unit Value, End of Period                          $10.310   $12.601   $13.861$14.966 $17.303
Number of Units Outstanding, End of Period                            0       270       927  4,464       0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $11.217   $16.761$20.413 $25.406
Accumulation Unit Value, End of Period                          $11.217   $16.761   $20.413$25.406 $31.783
Number of Units Outstanding, End of Period                            0         0         0  1,486       0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.460   $13.507$15.635 $16.823
Accumulation Unit Value, End of Period                          $10.460   $13.507   $15.635$16.823 $19.954
Number of Units Outstanding, End of Period                            0       982       978  5,141       0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.706   $12.081$14.344 $13.578
Accumulation Unit Value, End of Period                          $10.706   $12.801   $14.344$13.578 $14.955
Number of Units Outstanding, End of Period                            0         0         0      0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.891 $11.376
Accumulation Unit Value, End of Period                               --        --   $10.891$11.376 $12.738
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.343 $10.234
Accumulation Unit Value, End of Period                               --        --   $10.343$10.234 $10.927
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.875 $10.967
Accumulation Unit Value, End of Period                               --        --   $10.875$10.967 $12.561
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.123 $11.366
Accumulation Unit Value, End of Period                               --        --   $11.123$11.366 $11.977
Number of Units Outstanding, End of Period                           --        --         0      0       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.106 $11.739
Accumulation Unit Value, End of Period                               --        --   $11.106$11.739 $12.867
Number of Units Outstanding, End of Period                           --        --         0  4,594       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.681   $13.007$13.946 $14.121
Accumulation Unit Value, End of Period                          $10.681   $13.007   $13.946$14.121 $15.289
Number of Units Outstanding, End of Period                            0        46        33     33       0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.091 $10.085
Accumulation Unit Value, End of Period                               --        --   $10.091$10.085 $10.336
Number of Units Outstanding, End of Period                           --        --         0      0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000   $12.235$12.739 $13.047
Accumulation Unit Value, End of Period                               --   $12.235   $12.739$13.047 $13.721
Number of Units Outstanding, End of Period                           --         0         0      0       0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.134   $14.139$16.415 $18.286
Accumulation Unit Value, End of Period                          $10.134   $14.139   $16.415$18.286 $20.960
Number of Units Outstanding, End of Period                            0         0       278    261       0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.646   $12.871$13.667 $13.616
Accumulation Unit Value, End of Period                          $10.646   $12.871   $13.667$13.616 $14.525
Number of Units Outstanding, End of Period                            0       929     1,893  1,621       0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.163   $12.549$13.376 $13.814
Accumulation Unit Value, End of Period                          $10.163   $12.549   $13.376$13.814 $15.483
Number of Units Outstanding, End of Period                            0     2,096     2,072  2,063       0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.339   $14.565$16.952 $18.165
Accumulation Unit Value, End of Period                          $10.339   $14.565   $16.952$18.165 $20.342
Number of Units Outstanding, End of Period                            0     1,129     1,124  1,099       0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.046   $12.307$14.355 $15.700
Accumulation Unit Value, End of Period                          $10.046   $12.307   $14.355$15.700 $15.748
Number of Units Outstanding, End of Period                            0        46        32     29       0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.536   $12.055$12.766 $12.777
Accumulation Unit Value, End of Period                          $10.536   $12.055   $12.766$12.777 $13.382
Number of Units Outstanding, End of Period                            0       408       764    712       0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.373   $12.349$13.158 $13.747
Accumulation Unit Value, End of Period                          $10.373   $12.349   $13.158$13.747 $15.153
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.783   $13.414$14.556 $14.959
Accumulation Unit Value, End of Period                          $10.783   $13.414   $14.556$14.959 $16.935
Number of Units Outstanding, End of Period                            0        46        31     31       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000    $9.710   $11.227$11.745 $12.985
Accumulation Unit Value, End of Period                           $9.710   $11.227   $11.745$12.985 $13.036
Number of Units Outstanding, End of Period                            0        56        39     36       0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.725   $13.255$14.310 $14.408
Accumulation Unit Value, End of Period                          $10.725   $13.255   $14.310$14.408 $15.553
Number of Units Outstanding, End of Period                            0     1,040     1,035  1,011       0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.170   $10.372$10.578 $10.575
Accumulation Unit Value, End of Period                          $10.170   $10.372   $10.578$10.575 $10.795
Number of Units Outstanding, End of Period                            0       150       149    125       0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.589   $13.292$15.083 $16.528
Accumulation Unit Value, End of Period                          $10.589   $13.292   $15.083$16.528 $20.617
Number of Units Outstanding, End of Period                            0       270       269    224       0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.392   $12.904$14.195 $15.085
Accumulation Unit Value, End of Period                          $10.392   $12.904   $14.195$15.085 $16.785
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000    $9.971    $9.786 $9.620  $9.634
Accumulation Unit Value, End of Period                           $9.971    $9.786    $9.620 $9.634  $9.822
Number of Units Outstanding, End of Period                            0       458       386    368       0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.364   $13.405$14.441 $15.515
Accumulation Unit Value, End of Period                          $10.364   $13.405   $14.441$15.515 $16.450
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $11.188   $14.475$16.318 $16.876
Accumulation Unit Value, End of Period                          $11.188   $14.475   $16.318$16.876 $19.122
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.627   $13.007$13.663 $14.013
Accumulation Unit Value, End of Period                          $10.627   $13.007   $13.663$14.013 $15.234
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.500   $12.001$12.683 $12.882
Accumulation Unit Value, End of Period                          $10.500   $12.001   $12.683$12.882 $14.082
Number of Units Outstanding, End of Period                            0        50       755    776       0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                    $10.000   $11.454   $13.963$16.581 $17.583
Accumulation Unit Value, End of Period                          $11.454   $13.963   $16.581$17.583 $21.815
Number of Units Outstanding, End of Period                            0         0         0      0       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.358   $13.470$15.603 $17.090
Accumulation Unit Value, End of Period                          $10.358   $13.470   $12.631$17.090 $17.601
Number of Units Outstanding, End of Period                            0         0       439      0       0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.095   $12.314$12.631 $13.039
Accumulation Unit Value, End of Period                          $10.095   $12.314   $12.631$13.039 $13.427
Number of Units Outstanding, End of Period                            0       453       439    372       0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.073 $12.017
Accumulation Unit Value, End of Period                               --        --   $11.073$12.017 $12.314
Number of Units Outstanding, End of Period                           --        --       348    290       0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.285 $11.475
Accumulation Unit Value, End of Period                               --        --   $11.285$11.475 $13.006
Number of Units Outstanding, End of Period                           --        --         0  5,639       0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000   $10.638   $13.264$14.783 $15.841
Accumulation Unit Value, End of Period                          $10.638   $13.264   $14.783$15.841 $17.943
Number of Units Outstanding, End of Period                            0     2,348     3,263  3,167       0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                         --   $10.000   $10.000 $9.820  $9.824
Accumulation Unit Value, End of Period                               --   $10.000    $9.820 $9.824  $9.994
Number of Units Outstanding, End of Period                           --         0       930    971       0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                    $10.000    $9.397   $11.658$12.157 $12.781
Accumulation Unit Value, End of Period                           $9.397   $11.658   $12.157$12.781 $12.810
Number of Units Outstanding, End of Period                            0     1,095     1,465  1,458       0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000   $11.044   $13.780$14.814 $16.224
Accumulation Unit Value, End of Period                          $11.044   $13.780   $14.814$16.224 $17.557
Number of Units Outstanding, End of Period                            0         0         0      0       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.911 $11.443
Accumulation Unit Value, End of Period                               --        --   $10.911$11.443 $12.581
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.708 $12.102
Accumulation Unit Value, End of Period                               --        --   $10.708$12.102 $12.304
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$10.683 $12.049
Accumulation Unit Value, End of Period                               --        --   $10.683$12.049 $12.216
Number of Units Outstanding, End of Period                           --        --       855    792       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000   $10.000$11.013 $12.044
Accumulation Unit Value, End of Period                               --   $10.000   $11.013$12.044 $14.293
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                         --        --        --     -- $10.000
Accumulation Unit Value, End of Period                               --        --        --     --  $9.783
Number of Units Outstanding, End of Period                           --        --        --     --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                         --   $10.000   $13.524$15.711 $17.321
Accumulation Unit Value, End of Period                               --   $13.524   $15.711$17.321 $18.919
Number of Units Outstanding, End of Period                           --         0         0      0       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.249 $12.339
Accumulation Unit Value, End of Period                               --        --   $11.249$12.339 $14.545
Number of Units Outstanding, End of Period                           --        --        41     38      34
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                         --        --   $10.000$11.242 $12.314
Accumulation Unit Value, End of Period                               --        --   $11.242$12.314 $14.507
Number of Units Outstanding, End of Period                           --        --         0      0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                    $10.000   $10.686   $14.413$19.153 $21.839
Accumulation Unit Value, End of Period                          $10.686   $14.413   $19.153$21.839 $29.365
Number of Units Outstanding, End of Period                            0         0       238  1,947       0


* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (age 71-79)) or (With the MAV Death Benefit Option, added on or after May
1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70))


For the Years Beginning January 1* and Ending December 31,           2002     2003     2004    2005   2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.214
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.404
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.434
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.443
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.296
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.693
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.765
Number of Units Outstanding, End of Period                             --       --       --      --      0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.824
Number of Units Outstanding, End of Period                             --       --       --      --      0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.678  $13.297 $14.357$14.507
Accumulation Unit Value, End of Period                                 --  $13.297  $14.357 $14.507$16.534
Number of Units Outstanding, End of Period                             --        0        0       0      0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.179$11.088
Accumulation Unit Value, End of Period                                 --       --  $11.179 $11.088$12.798
Number of Units Outstanding, End of Period                             --       --        0       0      0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.504$10.362
Accumulation Unit Value, End of Period                                 --       --  $10.504 $10.362$11.218
Number of Units Outstanding, End of Period                             --       --        0       0      0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --  $11.798  $15.434 $16.794$18.544
Accumulation Unit Value, End of Period                                 --  $15.434  $16.794 $17.179$21.176
Number of Units Outstanding, End of Period                             --        0        0       0      0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.018  $14.459 $17.465$10.193
Accumulation Unit Value, End of Period                                 --  $14.459  $17.465 $18.544$10.350
Number of Units Outstanding, End of Period                             --      103        0       0      0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.197$10.193
Accumulation Unit Value, End of Period                                 --       --  $10.197 $10.193$10.350
Number of Units Outstanding, End of Period                             --       --        0       0      0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      --$10.958
Number of Units Outstanding, End of Period                             --       --       --      --      0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.578  $12.596 $13.849$14.946
Accumulation Unit Value, End of Period                                 --  $12.596  $13.849 $14.946$17.271
Number of Units Outstanding, End of Period                             --      112        0       0      0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.652  $16.755 $20.396$25.371
Accumulation Unit Value, End of Period                                 --  $16.755  $20.396 $25.371$31.723
Number of Units Outstanding, End of Period                             --        0        0       0      0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.357  $13.502 $15.621$16.800
Accumulation Unit Value, End of Period                                 --  $13.502  $15.621 $16.800$19.917
Number of Units Outstanding, End of Period                             --        0        0       0      0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           --  $11.560  $12.797 $14.332$13.560
Accumulation Unit Value, End of Period                                 --  $12.797  $14.332 $13.560$14.927
Number of Units Outstanding, End of Period                             --        0        0       0      0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.890$11.369
Accumulation Unit Value, End of Period                                 --       --  $10.890 $11.369$12.723
Number of Units Outstanding, End of Period                             --       --        0       0      0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.342$10.227
Accumulation Unit Value, End of Period                                 --       --  $10.342 $10.227$10.915
Number of Units Outstanding, End of Period                             --       --        0       0      0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.874$10.960
Accumulation Unit Value, End of Period                                 --       --  $10.874 $10.960$12.546
Number of Units Outstanding, End of Period                             --       --        0       0      0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.122$11.359
Accumulation Unit Value, End of Period                                 --       --  $11.122 $11.359$11.963
Number of Units Outstanding, End of Period                             --       --        0       0      0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.105$11.731
Accumulation Unit Value, End of Period                                 --       --  $11.105 $11.731$12.852
Number of Units Outstanding, End of Period                             --       --        0       0      0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.082  $13.002 $13.934$14.102
Accumulation Unit Value, End of Period                                 --  $13.002  $13.934 $14.102$15.260
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.090$10.079
Accumulation Unit Value, End of Period                                 --       --  $10.090 $10.079$10.324
Number of Units Outstanding, End of Period                             --       --        0       0      0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.000  $12.231 $12.728$13.029
Accumulation Unit Value, End of Period                                 --  $12.231  $12.728 $13.029$13.696
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.059  $14.134 $16.401$18.261
Accumulation Unit Value, End of Period                                 --  $14.134  $16.401 $18.261$20.921
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.704  $12.866 $13.656$13.597
Accumulation Unit Value, End of Period                                 --  $12.866  $13.656 $13.597$14.498
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.439  $12.545 $13.365$13.795
Accumulation Unit Value, End of Period                                 --  $12.545  $13.365 $13.795$15.454
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.689  $14.560 $16.938$18.141
Accumulation Unit Value, End of Period                                 --  $14.560  $16.938 $18.141$20.304
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.317  $12.303 $14.342$15.679
Accumulation Unit Value, End of Period                                 --  $12.303  $14.342 $15.679$15.718
Number of Units Outstanding, End of Period                             --        0        0       0      0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.221  $12.051 $12.755$12.760
Accumulation Unit Value, End of Period                                 --  $12.051  $12.755 $12.760$13.357
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.727  $12.344 $13.147$13.729
Accumulation Unit Value, End of Period                                 --  $12.344  $13.147 $13.729$15.125
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.968  $13.409 $14.543$14.939
Accumulation Unit Value, End of Period                                 --  $13.409  $14.543 $14.939$16.903
Number of Units Outstanding, End of Period                             --      103        0       0      0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $10.210  $11.223 $11.735$12.967
Accumulation Unit Value, End of Period                                 --  $11.223  $11.735 $12.967$13.011
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.838  $13.250 $14.297$14.389
Accumulation Unit Value, End of Period                                 --  $13.250  $14.297 $14.389$15.524
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.332  $10.368 $10.569$10.561
Accumulation Unit Value, End of Period                                 --  $10.368  $10.569 $10.561$10.775
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.551  $13.287 $15.070$16.506
Accumulation Unit Value, End of Period                                 --  $13.287  $15.070 $16.506$20.578
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.667  $12.899 $14.183$15.064
Accumulation Unit Value, End of Period                                 --  $12.899  $14.183 $15.064$16.754
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --   $9.914   $9.783  $9.612 $9.620
Accumulation Unit Value, End of Period                                 --   $9.783   $9.612  $9.620 $9.804
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $10.954  $13.400 $14.428$15.494
Accumulation Unit Value, End of Period                                 --  $13.400  $14.428 $15.494$16.419
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $11.295  $14.470 $16.304$16.853
Accumulation Unit Value, End of Period                                 --  $14.470  $16.304 $16.853$19.086
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $10.816  $13.003 $13.652$13.994
Accumulation Unit Value, End of Period                                 --  $13.003  $13.652 $13.994$15.206
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.657  $11.997 $12.672$12.865
Accumulation Unit Value, End of Period                                 --  $11.997  $12.672 $12.865$14.055
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           --  $11.620  $13.958 $16.567$17.559
Accumulation Unit Value, End of Period                                 --  $13.958  $16.567 $17.559$21.775
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.773  $13.466 $15.590$17.067
Accumulation Unit Value, End of Period                                 --  $13.466  $15.590 $17.067$17.568
Number of Units Outstanding, End of Period                             --        0        0       0      0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.554  $12.310 $12.621$13.021
Accumulation Unit Value, End of Period                                 --  $12.310  $12.621 $13.021$13.402
Number of Units Outstanding, End of Period                             --      111        0       0      0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.069$12.006
Accumulation Unit Value, End of Period                                 --       --  $11.069 $12.006$12.297
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.282$11.465
Accumulation Unit Value, End of Period                                 --       --  $11.282 $11.465$12.988
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.754  $13.260 $14.771$15.820
Accumulation Unit Value, End of Period                                 --  $13.260  $14.771 $15.820$17.910
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $10.000  $10.000  $9.815 $9.813
Accumulation Unit Value, End of Period                                 --  $10.000   $9.815  $9.813 $9.979
Van Kampen LIT Strategic Growth Sub-Account                                                              0
Accumulation Unit Value, Beginning of Period                           --   $9.906  $11.654 $12.147
Accumulation Unit Value, End of Period                                 --  $11.654  $12.147 $12.763$12.763
Number of Units Outstanding, End of Period                             --        0        0       0$12.786
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $12.261  $13.775 $14.801$16.202
Accumulation Unit Value, End of Period                                 --  $13.775  $14.801 $16.202$17.524
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.907$11.433
Accumulation Unit Value, End of Period                                 --       --  $10.907 $11.433$12.564
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.705$12.039
Accumulation Unit Value, End of Period                                 --       --  $10.705 $12.091$12.200
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $10.679$12.032
Accumulation Unit Value, End of Period                                 --       --  $10.679 $12.039$14.272
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $10.000  $10.000 $11.007$12.032
Accumulation Unit Value, End of Period                                 --  $10.000  $11.007 $12.032$14.272
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --       --       --      --$10.000
Accumulation Unit Value, End of Period                                 --       --       --      -- $9.779
Number of Units Outstanding, End of Period                             --       --       --      --      0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $10.000  $13.520 $15.697$17.297
Accumulation Unit Value, End of Period                                 --  $13.520  $15.697 $17.297$18.883
Number of Units Outstanding, End of Period                             --        0        0       0      0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.245$12.328
Accumulation Unit Value, End of Period                                 --       --  $11.245 $12.328$14.525
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --       --  $10.000 $11.238$12.303
Accumulation Unit Value, End of Period                                 --       --  $11.238 $12.303$14.487
Number of Units Outstanding, End of Period                             --       --        0       0      0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --  $11.354  $14.408 $19.136$21.810
Accumulation Unit Value, End of Period                                 --  $14.408  $19.136 $21.810$29.310
Number of Units Outstanding, End of Period                             --        0        0       0      0

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006.The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts With No Withdrawal Charge Option:
Accumulation Unit Value And Number Of Accumulation Units Outstanding For Each
Variable Sub-Account Since Contracts Were First Offered* (with the MAV Death
Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 71-79))or (with the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase)
Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 0-70))


For the Years Beginning January 1* and Ending December 31,          2002     2003    2004     2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.207
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.397
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.427
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.436
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.289
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       --  $9.686
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.757
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       --  $9.818
Number of Units Outstanding, End of Period                            --       --      --       --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.832 $13.277  $14.320 $14.456
Accumulation Unit Value, End of Period                           $10.832  $13.277 $14.320  $14.456 $16.459
Number of Units Outstanding, End of Period                             0        0       0        0      98
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.171 $11.069
Accumulation Unit Value, End of Period                                --       -- $11.171  $11.069 $12.763
Number of Units Outstanding, End of Period                            --       --     949      949       0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.501 $10.349
Accumulation Unit Value, End of Period                                --       -- $10.501  $10.349 $11.192
Number of Units Outstanding, End of Period                            --       --       0        0       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.515 $15.411  $16.751 $18.478
Accumulation Unit Value, End of Period                           $11.515  $15.411 $16.751  $17.118 $21.079
Number of Units Outstanding, End of Period                             0        0       0        0       0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.206 $14.437  $17.421 $10.176
Accumulation Unit Value, End of Period                           $11.206  $14.437 $17.421  $18.478 $10.322
Number of Units Outstanding, End of Period                             0       75      66       65       0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.190 $10.176
Accumulation Unit Value, End of Period                                --       -- $10.190  $10.176 $10.322
Number of Units Outstanding, End of Period                            --       --       0        0       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.951
Number of Units Outstanding, End of Period                            --       --      --       --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.306 $12.577  $13.813 $14.892
Accumulation Unit Value, End of Period                           $10.306  $12.577 $13.813  $14.892 $17.192
Number of Units Outstanding, End of Period                             0      170     168      162     204
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.214 $16.729  $20.344 $25.281
Accumulation Unit Value, End of Period                           $11.214  $16.729 $20.344  $25.281 $31.578
Number of Units Outstanding, End of Period                             0        0       0        0       0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.457 $13.482  $15.582 $16.740
Accumulation Unit Value, End of Period                           $10.457  $13.482 $15.582  $16.740 $19.825
Number of Units Outstanding, End of Period                             0        0       0        0      95
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.702 $12.778  $14.296 $13.511
Accumulation Unit Value, End of Period                           $10.702  $12.778 $14.296  $13.511 $14.859
Number of Units Outstanding, End of Period                             0        0       0        0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.887 $11.355
Accumulation Unit Value, End of Period                                --       -- $10.887  $11.355 $12.694
Number of Units Outstanding, End of Period                            --       --       0        0       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.339 $10.214
Accumulation Unit Value, End of Period                                --       -- $10.339  $10.214 $10.890
Number of Units Outstanding, End of Period                            --       --       0        0       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.871 $10.946
Accumulation Unit Value, End of Period                                --       -- $10.871  $10.946 $12.518
Number of Units Outstanding, End of Period                            --       --       0        0       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.119 $11.344
Accumulation Unit Value, End of Period                                --       -- $11.119  $11.344 $11.936
Number of Units Outstanding, End of Period                            --       --       0        0       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.102 $11.716
Accumulation Unit Value, End of Period                                --       -- $11.102  $11.716 $12.823
Number of Units Outstanding, End of Period                            --       --       0        0       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.678 $12.982  $13.899 $14.052
Accumulation Unit Value, End of Period                           $10.678  $12.982 $13.899  $14.052 $15.190
Number of Units Outstanding, End of Period                             0        0     774      774     151
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.087 $10.066
Accumulation Unit Value, End of Period                                --       -- $10.087  $10.066 $10.300
Number of Units Outstanding, End of Period                            --       --       0        0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000 $12.222  $12.707 $12.994
Accumulation Unit Value, End of Period                                --  $12.222 $12.707  $12.994 $13.644
Number of Units Outstanding, End of Period                            --        0     841      840       0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.130 $14.112  $16.359 $18.196
Accumulation Unit Value, End of Period                           $10.130  $14.112 $16.359  $18.196 $20.825
Number of Units Outstanding, End of Period                             0        0       0        0       0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.643 $12.847  $13.621 $13.549
Accumulation Unit Value, End of Period                           $10.643  $12.847 $13.621  $13.549 $14.432
Number of Units Outstanding, End of Period                             0        0       0        0       0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.159 $12.526  $13.331 $13.746
Accumulation Unit Value, End of Period                           $10.159  $12.526 $13.331  $13.746 $15.383
Number of Units Outstanding, End of Period                             0        0     809      808       0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.336 $14.538  $16.895 $18.076
Accumulation Unit Value, End of Period                           $10.336  $14.538 $16.895  $18.076 $20.211
Number of Units Outstanding, End of Period                             0      146     137      133      89
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.043 $12.284  $14.306 $15.623
Accumulation Unit Value, End of Period                           $10.043  $12.284 $14.306  $15.623 $15.646
Number of Units Outstanding, End of Period                             0        0       0        0       0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.533 $12.033  $12.723 $12.715
Accumulation Unit Value, End of Period                           $10.533  $12.033 $12.723  $12.715 $13.296
Number of Units Outstanding, End of Period                             0      260     268      281     163
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.370 $12.326  $13.114 $13.680
Accumulation Unit Value, End of Period                           $10.370  $12.326 $13.114  $13.680 $15.055
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.779 $13.389  $14.506 $14.886
Accumulation Unit Value, End of Period                           $10.779  $13.389 $14.506  $14.886 $16.826
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000   $9.707 $11.206  $11.705 $12.921
Accumulation Unit Value, End of Period                            $9.707  $11.206 $11.705  $12.921 $12.952
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.722 $13.230  $14.261 $14.337
Accumulation Unit Value, End of Period                           $10.722  $13.230 $14.261  $14.337 $15.453
Number of Units Outstanding, End of Period                             0       79      79       83       0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.167 $10.353  $10.542 $10.523
Accumulation Unit Value, End of Period                           $10.167  $10.353 $10.542  $10.523 $10.726
Number of Units Outstanding, End of Period                             0       98     106      113       0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.586 $13.267  $15.032 $16.447
Accumulation Unit Value, End of Period                           $10.586  $13.267 $15.032  $16.447 $20.484
Number of Units Outstanding, End of Period                             0      164     156      150       0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.389 $12.880  $14.147 $15.010
Accumulation Unit Value, End of Period                           $10.389  $12.880 $14.147  $15.010 $16.677
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000   $9.967  $9.768   $9.588  $9.586
Accumulation Unit Value, End of Period                            $9.967   $9.768  $9.588   $9.586  $9.759
Number of Units Outstanding, End of Period                             0      104     116      122       0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.361 $13.380  $14.392 $15.438
Accumulation Unit Value, End of Period                           $10.361  $13.380 $14.392  $15.438 $16.344
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $11.185 $14.448  $16.262 $16.793
Accumulation Unit Value, End of Period                           $11.185  $14.448 $16.262  $16.793 $18.999
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.624 $12.983  $13.617 $13.944
Accumulation Unit Value, End of Period                           $10.624  $12.983 $13.617  $13.944 $15.136
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.496 $11.979  $12.640 $12.819
Accumulation Unit Value, End of Period                           $10.496  $11.979 $12.640  $12.819 $13.991
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.450 $13.937  $16.525 $17.497
Accumulation Unit Value, End of Period                           $11.450  $13.937 $16.525  $17.497 $21.675
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.354 $13.445  $15.550 $17.006
Accumulation Unit Value, End of Period                           $10.354  $13.445 $15.550  $17.006 $17.488
Number of Units Outstanding, End of Period                             0        0       0        0       0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.091 $12.291  $12.589 $12.975
Accumulation Unit Value, End of Period                           $10.091  $12.291 $12.589  $12.975 $13.340
Number of Units Outstanding, End of Period                             0      255     270      272       0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.062 $11.986
Accumulation Unit Value, End of Period                                --       -- $11.062  $11.986 $12.263
Number of Units Outstanding, End of Period                            --       --     104      100       0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.274 $11.446
Accumulation Unit Value, End of Period                                --       -- $11.274  $11.446 $12.952
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000  $10.634 $13.240  $14.733 $15.763
Accumulation Unit Value, End of Period                           $10.634  $13.240 $14.733  $15.763 $17.828
Number of Units Outstanding, End of Period                             0      247     235      225       0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000 $10.000   $9.805  $9.793
Accumulation Unit Value, End of Period                                --  $10.000  $9.805   $9.793  $9.948
Number of Units Outstanding, End of Period                            --        0       0        0     131
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                     $10.000   $9.394 $11.637  $12.116 $12.718
Accumulation Unit Value, End of Period                            $9.394  $11.637 $12.116  $12.718 $12.727
Number of Units Outstanding, End of Period                             0        0       0        0       0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000  $11.040 $13.754  $14.764 $16.144
Accumulation Unit Value, End of Period                           $11.040  $13.754 $14.764  $16.144 $17.444
Number of Units Outstanding, End of Period                             0        0       0        0       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.900 $11.413
Accumulation Unit Value, End of Period                                --       -- $10.900  $11.413 $12.530
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.697 $12.018
Accumulation Unit Value, End of Period                                --       -- $10.697  $12.071 $12.166
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.672 $12.007
Accumulation Unit Value, End of Period                                --       -- $10.672  $12.018 $14.228
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000 $10.000  $10.996 $12.007
Accumulation Unit Value, End of Period                                --  $10.000 $10.996  $12.007 $14.228
Number of Units Outstanding, End of Period                            --        0       0        0       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       --  $9.772
Number of Units Outstanding, End of Period                            --       --      --       --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000 $13.510  $15.670 $17.250
Accumulation Unit Value, End of Period                                --  $13.510 $15.670  $17.250 $18.813
Number of Units Outstanding, End of Period                            --        0       0        0       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.237 $12.307
Accumulation Unit Value, End of Period                                --       -- $11.237  $12.307 $14.486
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.231 $12.282
Accumulation Unit Value, End of Period                                --       -- $11.231  $12.282 $14.447
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                     $10.000  $10.682 $14.386  $19.088 $21.732
Accumulation Unit Value, End of Period                           $10.682  $14.386 $19.088  $21.732 $29.176
Number of Units Outstanding, End of Period                             0        0       0        0      92

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% as first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account,
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom
2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2
Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity
VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service
Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP
Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap
Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70)) or (With the MAV Death Benefit Option, added on or after May 1, 2003, the
Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1,
2003, and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,           2002    2003    2004    2005     2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.203
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.394
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.423
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.432
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.285
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.683
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.754
Number of Units Outstanding, End of Period                             --      --      --      --        0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.814
Number of Units Outstanding, End of Period                             --      --      --      --        0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.678 $13.283 $14.320  $14.448
Accumulation Unit Value, End of Period                                 -- $13.283 $14.320 $14.448  $16.442
Number of Units Outstanding, End of Period                             --   3,219   2,865       0    1,722
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.168  $11.059
Accumulation Unit Value, End of Period                                 --      -- $11.168 $11.059  $12.746
Number of Units Outstanding, End of Period                             --      --     587       0    2,347
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.500  $10.342
Accumulation Unit Value, End of Period                                 --      -- $10.500 $10.342  $11.179
Number of Units Outstanding, End of Period                             --      --       0       0    1,289
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.798 $15.418 $16.751  $17.108
Accumulation Unit Value, End of Period                                 -- $15.418 $16.751 $17.108  $18.124
Number of Units Outstanding, End of Period                             --       0       0       0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.018 $14.444 $17.421  $18.468
Accumulation Unit Value, End of Period                                 -- $14.444 $17.421 $18.468  $21.057
Number of Units Outstanding, End of Period                             --     582     643      65      382
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.186  $10.167
Accumulation Unit Value, End of Period                                 --      -- $10.186 $10.167  $10.308
Number of Units Outstanding, End of Period                             --      --   1,218       0        0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --  $10.947
Number of Units Outstanding, End of Period                             --      --      --      --    1,295
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.578 $12.584 $13.813  $14.884
Accumulation Unit Value, End of Period                                 -- $12.584 $13.813 $14.884  $17.174
Number of Units Outstanding, End of Period                             --   3,192   5,839     162    4,205
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.652 $16.738 $20.344  $25.267
Accumulation Unit Value, End of Period                                 -- $16.738 $20.344 $25.267  $31.545
Number of Units Outstanding, End of Period                             --     206     205       0      202
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.357 $13.488 $15.581  $16.731
Accumulation Unit Value, End of Period                                 -- $13.488 $15.581 $16.731  $19.805
Number of Units Outstanding, End of Period                             --       0     889       0    1,899
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                           -- $11.560 $12.784 $14.295  $13.504
Accumulation Unit Value, End of Period                                 -- $12.784 $14.295 $13.504  $14.843
Number of Units Outstanding, End of Period                             --       0       0       0        0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.886  $11.347
Accumulation Unit Value, End of Period                                 --      -- $10.886 $11.347  $12.679
Number of Units Outstanding, End of Period                             --      --       0       0      399
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.338  $10.208
Accumulation Unit Value, End of Period                                 --      -- $10.338 $10.208  $10.877
Number of Units Outstanding, End of Period                             --      --       0       0        0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.870  $10.939
Accumulation Unit Value, End of Period                                 --      -- $10.870 $10.939  $12.503
Number of Units Outstanding, End of Period                             --      --       0       0        0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.117  $11.337
Accumulation Unit Value, End of Period                                 --      -- $11.117 $11.337  $11.922
Number of Units Outstanding, End of Period                             --      --       0       0      645
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.101  $11.709
Accumulation Unit Value, End of Period                                 --      -- $11.101 $11.709  $12.808
Number of Units Outstanding, End of Period                             --      --       0       0    1,179
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.082 $12.989 $13.899  $14.044
Accumulation Unit Value, End of Period                                 -- $12.989 $13.899 $14.044  $15.175
Number of Units Outstanding, End of Period                             --     561   1,306     774      833
Oppenheimer Core Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.086  $10.060
Accumulation Unit Value, End of Period                                 --      -- $10.086 $10.060  $10.288
Number of Units Outstanding, End of Period                             --      --       0       0    1,681
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000 $12.218 $12.696  $12.976
Accumulation Unit Value, End of Period                                 -- $12.218 $12.696 $12.976  $13.619
Number of Units Outstanding, End of Period                             --   2,929   3,435   3,456    1,786
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.059 $14.119 $16.359  $18.186
Accumulation Unit Value, End of Period                                 -- $14.119 $16.359 $18.186  $20.803
Number of Units Outstanding, End of Period                             --       0     143       0      122
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.704 $12.853 $13.621  $13.542
Accumulation Unit Value, End of Period                                 -- $12.853 $13.621 $13.542  $14.417
Number of Units Outstanding, End of Period                             --       0     624       0    1,158
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.439 $12.532 $13.331  $13.739
Accumulation Unit Value, End of Period                                 -- $12.532 $13.331 $13.739  $15.367
Number of Units Outstanding, End of Period                             --   7,888   7,986     808    2,257
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.689 $14.545 $16.894  $18.066
Accumulation Unit Value, End of Period                                 -- $14.545 $16.894 $18.066  $20.190
Number of Units Outstanding, End of Period                             --     666     591     133      494
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.317 $12.290 $14.306  $15.614
Accumulation Unit Value, End of Period                                 -- $12.290 $14.306 $15.614  $15.630
Number of Units Outstanding, End of Period                             --     213     372       0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.221 $12.039 $12.723  $12.708
Accumulation Unit Value, End of Period                                 -- $12.039 $12.723 $12.708  $13.282
Number of Units Outstanding, End of Period                             --   1,984   6,149     281    7,293
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.727 $12.332 $13.113  $13.672
Accumulation Unit Value, End of Period                                 -- $12.332 $13.113 $13.672  $15.040
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.968 $13.395 $14.506  $14.878
Accumulation Unit Value, End of Period                                 -- $13.395 $14.506 $14.878  $16.808
Number of Units Outstanding, End of Period                             --   2,602   2,633       0    1,341
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.210 $11.211 $11.705  $12.914
Accumulation Unit Value, End of Period                                 -- $11.211 $11.705 $12.914  $12.938
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.838 $13.237 $14.261  $14.330
Accumulation Unit Value, End of Period                                 -- $13.237 $14.261 $14.330  $15.437
Number of Units Outstanding, End of Period                             --   1,357   1,895      83    2,059
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.332 $10.358 $10.542  $10.518
Accumulation Unit Value, End of Period                                 -- $10.358 $10.542 $10.518  $10.715
Number of Units Outstanding, End of Period                             --   8,042  10,448     113    2,478
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.551 $13.274 $15.032  $16.438
Accumulation Unit Value, End of Period                                 -- $13.274 $15.032 $16.438  $20.463
Number of Units Outstanding, End of Period                             --   4,620   4,595     150      422
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.667 $12.886 $14.147  $15.002
Accumulation Unit Value, End of Period                                 -- $12.886 $14.147 $15.002  $16.660
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.914  $9.773  $9.587   $9.581
Accumulation Unit Value, End of Period                                 --  $9.773  $9.587  $9.581   $9.749
Number of Units Outstanding, End of Period                             --   1,860       0    0122      493
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.954 $13.387 $14.392  $15.430
Accumulation Unit Value, End of Period                                 -- $13.387 $14.392 $15.430  $16.326
Number of Units Outstanding, End of Period                             --   2,289   2,504       0    1,677
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $11.295 $14.455 $16.262  $16.784
Accumulation Unit Value, End of Period                                 -- $14.455 $16.262 $16.784  $18.979
Number of Units Outstanding, End of Period                             --       0   4,137       0    6,444
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $10.816 $12.989 $13.617  $13.937
Accumulation Unit Value, End of Period                                 -- $12.989 $13.617 $13.937  $15.120
Number of Units Outstanding, End of Period                             --       0       0       0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.657 $11.985 $12.639  $12.812
Accumulation Unit Value, End of Period                                 -- $11.985 $12.639 $12.819  $13.976
Number of Units Outstanding, End of Period                             --   1,893   1,895       0      703
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                           -- $11.620 $13.943 $16.525  $17.487
Accumulation Unit Value, End of Period                                 -- $13.943 $16.525 $17.487  $21.652
Number of Units Outstanding, End of Period                             --     187     162       0      132
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.773 $13.452 $15.550  $16.997
Accumulation Unit Value, End of Period                                 -- $13.452 $15.550 $16.997  $17.470
Number of Units Outstanding, End of Period                             --   2,488   2,550       0    1,328
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.554 $12.297 $12.588  $12.968
Accumulation Unit Value, End of Period                                 -- $12.297 $12.588 $12.968  $13.326
Number of Units Outstanding, End of Period                             --   3,209   3,565     272    3,136
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.058  $11.976
Accumulation Unit Value, End of Period                                 --      -- $11.058 $11.976  $12.247
Number of Units Outstanding, End of Period                             --      --     724     699      726
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.270  $11.436
Accumulation Unit Value, End of Period                                 --      -- $11.270 $11.436  $12.935
Number of Units Outstanding, End of Period                             --      --   1,782   1,782    1,072
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.754 $13.246 $14.733  $15.755
Accumulation Unit Value, End of Period                                 -- $13.246 $14.733 $15.755  $17.809
Number of Units Outstanding, End of Period                             --   2,502   6,041     225    3,397
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                           -- $10.000 $10.000  $9.800   $9.783
Accumulation Unit Value, End of Period                                 -- $10.000  $9.800  $9.783   $9.933
Number of Units Outstanding, End of Period                             --       0   9,153   9,587   10,693
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                           --  $9.906 $11.642 $12.116  $12.711
Accumulation Unit Value, End of Period                                 -- $11.642 $12.116 $12.711  $12.714
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $12.261 $13.761 $14.763  $16.136
Accumulation Unit Value, End of Period                                 -- $13.761 $14.763 $16.136  $17.426
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.896  $11.404
Accumulation Unit Value, End of Period                                 --      -- $10.896 $11.404  $12.513
Number of Units Outstanding, End of Period                             --      --       0       0    1,087
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.694  $12.060
Accumulation Unit Value, End of Period                                 --      -- $10.694 $12.060  $12.237
Number of Units Outstanding, End of Period                             --      --   8,172   7,238    1,415
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $10.668  $12.008
Accumulation Unit Value, End of Period                                 --      -- $10.668 $12.008  $12.150
Number of Units Outstanding, End of Period                             --      --       0       0    1,810
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000 $10.000 $10.990  $11.995
Accumulation Unit Value, End of Period                                 -- $10.000 $10.990 $11.995  $14.206
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                           --      --      --      --  $10.000
Accumulation Unit Value, End of Period                                 --      --      --      --   $9.769
Number of Units Outstanding, End of Period                             --      --      --      --      885
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $10.000 $13.506 $15.657  $17.227
Accumulation Unit Value, End of Period                                 -- $13.506 $15.657 $17.227  $18.777
Number of Units Outstanding, End of Period                             --       0       0       0        0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.233  $12.297
Accumulation Unit Value, End of Period                                 --      -- $11.233 $12.297  $14.466
Number of Units Outstanding, End of Period                             --      --   3,569   3,378    1,753
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                           --      -- $10.000 $11.227  $12.272
Accumulation Unit Value, End of Period                                 --      -- $11.227 $12.272  $14.428
Number of Units Outstanding, End of Period                             --      --       0       0      266
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                           -- $11.354 $14.393 $19.087  $21.720
Accumulation Unit Value, End of Period                                 -- $14.393 $19.087 $21.720  $29.145
Number of Units Outstanding, End of Period                             --       0   7,654       0    4,555


* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,          2002     2003    2004     2005    2006
Sub-Accounts
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.196
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.387
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.416
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.425
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.278
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       --  $9.676
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.746
Number of Units Outstanding, End of Period                            --       --      --       --       0
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       --  $9.808
Number of Units Outstanding, End of Period                            --       --      --       --       0
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.669 $13.263  $14.284 $14.396
Accumulation Unit Value, End of Period                                --  $13.263 $14.284  $14.396 $16.366
Number of Units Outstanding, End of Period                            --        0       0        0       0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.160 $11.041
Accumulation Unit Value, End of Period                                --       -- $11.160  $11.041 $12.711
Number of Units Outstanding, End of Period                            --       --       0        0       0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.497 $10.329
Accumulation Unit Value, End of Period                                --       -- $10.497  $10.329 $11.153
Number of Units Outstanding, End of Period                            --       --       0        0       0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                          --  $11.788 $15.395  $16.708 $17.047
Accumulation Unit Value, End of Period                                --  $15.395 $16.708  $17.047 $18.041
Number of Units Outstanding, End of Period                            --        0       0        0       0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.008 $14.422  $17.376 $18.402
Accumulation Unit Value, End of Period                                --  $14.422 $17.376  $18.402 $20.960
Number of Units Outstanding, End of Period                            --        0       0        0       0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.179 $10.150
Accumulation Unit Value, End of Period                                --       -- $10.179  $10.150 $10.279
Number of Units Outstanding, End of Period                            --       --       0        0       0
FTVIP Mutual Discovery  Securities Sub- Account
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       -- $10.940
Number of Units Outstanding, End of Period                            --       --      --       --       0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.569 $12.564  $13.778 $14.831
Accumulation Unit Value, End of Period                                --  $12.564 $13.778  $14.831 $17.095
Number of Units Outstanding, End of Period                            --        0       0        0       0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.642 $16.712  $20.292 $25.177
Accumulation Unit Value, End of Period                                --  $16.712 $20.292  $25.177 $31.401
Number of Units Outstanding, End of Period                            --        0       0        0       0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.348 $13.468  $15.542 $16.672
Accumulation Unit Value, End of Period                                --  $13.468 $15.542  $16.672 $19.714
Number of Units Outstanding, End of Period                            --        0       0        0       0
FTVIP Templeton Global Income Securities Sub-Account (1)
Accumulation Unit Value, Beginning of Period                          --  $11.550 $12.764  $14.259 $13.456
Accumulation Unit Value, End of Period                                --  $12.764 $14.259  $13.456 $14.775
Number of Units Outstanding, End of Period                            --        0       0        0       0
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.883 $11.333
Accumulation Unit Value, End of Period                                --       -- $10.883  $11.333 $12.650
Number of Units Outstanding, End of Period                            --       --       0        0       0
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.335 $10.194
Accumulation Unit Value, End of Period                                --       -- $10.335  $10.194 $10.852
Number of Units Outstanding, End of Period                            --       --       0        0       0
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.867 $10.925
Accumulation Unit Value, End of Period                                --       -- $10.867  $10.925 $12.474
Number of Units Outstanding, End of Period                            --       --       0        0       0
Lord Abbett Series Fund- Growth Opportunities Portfolio
Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.115 $11.322
Accumulation Unit Value, End of Period                                --       -- $11.115  $11.322 $11.895
Number of Units Outstanding, End of Period                            --       --       0        0       0
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.098 $11.694
Accumulation Unit Value, End of Period                                --       -- $11.089  $11.694 $12.779
Number of Units Outstanding, End of Period                            --       --       0        0       0
Oppenheimer Balanced Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.073 $12.969  $13.863 $13.994
Accumulation Unit Value, End of Period                                --  $12.969 $13.863  $13.994 $15.105
Number of Units Outstanding, End of Period                            --        0       0        0       0
Oppenheimer Bond Fund/VA Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.083 $10.047
Accumulation Unit Value, End of Period                                --       -- $10.083  $10.047 $10.265
Number of Units Outstanding, End of Period                            --       --       0        0       0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000 $12.210  $12.674 $12.941
Accumulation Unit Value, End of Period                                --  $12.210 $12.674  $12.941 $13.568
Number of Units Outstanding, End of Period                            --        0       0        0       0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.051 $14.098  $16.317 $18.121
Accumulation Unit Value, End of Period                                --  $14.098 $16.317  $18.121 $20.708
Number of Units Outstanding, End of Period                            --        0       0        0       0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.695 $12.834  $13.586 $13.494
Accumulation Unit Value, End of Period                                --  $12.834 $13.586  $13.494 $14.350
Number of Units Outstanding, End of Period                            --        0       0        0       0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.431 $12.513  $13.297 $13.690
Accumulation Unit Value, End of Period                                --  $12.513 $13.297  $13.690 $15.297
Number of Units Outstanding, End of Period                            --        0       0        0       0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.680 $14.523  $16.852 $18.002
Accumulation Unit Value, End of Period                                --  $14.523 $16.852  $18.002 $20.097
Number of Units Outstanding, End of Period                            --        0       0        0       0
Oppenheimer MidCap Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.308 $12.271  $14.269 $15.559
Accumulation Unit Value, End of Period                                --  $12.271 $14.269  $15.559 $15.558
Number of Units Outstanding, End of Period                            --        0       0        0       0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.212 $12.020  $12.690 $12.662
Accumulation Unit Value, End of Period                                --  $12.020 $12.690  $12.662 $13.221
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.718 $12.313  $13.080 $13.624
Accumulation Unit Value, End of Period                                --  $12.313 $13.080  $13.624 $14.971
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.958 $13.375  $14.469 $14.825
Accumulation Unit Value, End of Period                                --  $13.375 $14.469  $14.825 $16.731
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT Health Sciences Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $10.201 $11.194  $11.675 $12.868
Accumulation Unit Value, End of Period                                --  $11.194 $11.675  $12.868 $12.879
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.828 $13.216  $14.224 $14.279
Accumulation Unit Value, End of Period                                --  $13.216 $14.224  $14.279 $15.366
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.325 $10.342  $10.515 $10.480
Accumulation Unit Value, End of Period                                --  $10.342 $10.515  $10.480 $10.665
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.542 $13.253  $14.993 $16.379
Accumulation Unit Value, End of Period                                --  $13.253 $14.993  $16.379 $20.369
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.658 $12.867  $14.111 $14.949
Accumulation Unit Value, End of Period                                --  $12.867 $14.111  $14.949 $16.584
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --   $9.906  $9.758   $9.563  $9.547
Accumulation Unit Value, End of Period                                --   $9.758  $9.563   $9.547  $9.704
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT New Opportunities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $10.944 $13.366  $14.355 $15.375
Accumulation Unit Value, End of Period                                --  $13.366 $14.355  $15.375 $16.252
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $11.285 $14.433  $16.221 $16.724
Accumulation Unit Value, End of Period                                --  $14.433 $16.221  $16.724 $18.892
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT Research Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $10.807 $12.969  $13.582 $13.887
Accumulation Unit Value, End of Period                                --  $12.969 $13.582  $13.887 $15.051
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.649 $11.967  $12.607 $12.766
Accumulation Unit Value, End of Period                                --  $11.967 $12.607  $12.766 $13.912
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT Utilities Growth and Income Sub-Account (2)
Accumulation Unit Value, Beginning of Period                          --  $11.610 $13.922  $16.483 $17.425
Accumulation Unit Value, End of Period                                --  $13.922 $16.483  $17.425 $21.553
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.764 $13.431  $15.510 $16.936
Accumulation Unit Value, End of Period                                --  $13.431 $15.510  $16.936 $17.390
Number of Units Outstanding, End of Period                            --        0       0        0       0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.545 $12.279  $12.556 $12.922
Accumulation Unit Value, End of Period                                --  $12.279 $12.556  $12.922 $13.265
Number of Units Outstanding, End of Period                            --        0       0        0       0
Van Kampen LIT Aggressive Growth Sub-Account (3)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.050 $11.955
Accumulation Unit Value, End of Period                                --       -- $11.050  $11.955 $12.213
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.262 $11.416
Accumulation Unit Value, End of Period                                --       -- $11.262  $11.416 $12.899
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.745 $13.226  $14.695 $15.699
Accumulation Unit Value, End of Period                                --  $13.226 $14.695  $15.699 $17.727
Number of Units Outstanding, End of Period                            --        0       0        0       0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                          --  $10.000 $10.000   $9.789  $9.763
Accumulation Unit Value, End of Period                                --  $10.000  $9.789   $9.763  $9.903
Number of Units Outstanding, End of Period                            --        0       0        0       0
Van Kampen LIT Strategic Growth Sub-Account
Accumulation Unit Value, Beginning of Period                          --   $9.898 $11.625  $12.085 $12.666
Accumulation Unit Value, End of Period                                --  $11.625 $12.085  $12.666 $12.656
Number of Units Outstanding, End of Period                            --        0       0        0       0
Van Kampen UIF Emerging Markets Debt Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $12.251 $13.740  $14.726 $16.078
Accumulation Unit Value, End of Period                                --  $13.740 $14.726  $16.078 $17.346
Number of Units Outstanding, End of Period                            --        0       0        0       0
Van Kampen UIF Equity and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.888 $11.384
Accumulation Unit Value, End of Period                                --       -- $10.888  $11.384 $12.479
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF Equity Growth - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.686 $12.040
Accumulation Unit Value, End of Period                                --       -- $10.686  $12.040 $12.204
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF Equity Growth - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $10.661 $11.987
Accumulation Unit Value, End of Period                                --       -- $10.661  $11.987 $12.117
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF Global Franchise Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000 $10.000  $10.979 $11.970
Accumulation Unit Value, End of Period                                --  $10.000 $10.979  $11.970 $14.162
Number of Units Outstanding, End of Period                            --        0       0        0       0
Van Kampen UIF Mid Cap Growth Sub- Account (4)
Accumulation Unit Value, Beginning of Period                          --       --      --       -- $10.000
Accumulation Unit Value, End of Period                                --       --      --       --  $9.762
Number of Units Outstanding, End of Period                            --       --      --       --       0
Van Kampen UIF Small Company Growth Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $10.000 $13.496  $15.630 $17.180
Accumulation Unit Value, End of Period                                --  $13.496 $15.630  $17.180 $18.707
Number of Units Outstanding, End of Period                            --        0       0        0       0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.226 $12.275
Accumulation Unit Value, End of Period                                --       -- $11.226  $12.275 $14.426
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (4)(5)
Accumulation Unit Value, Beginning of Period                          --       -- $10.000  $11.219 $12.251
Accumulation Unit Value, End of Period                                --       -- $11.219  $12.251 $14.388
Number of Units Outstanding, End of Period                            --       --       0        0       0
Van Kampen UIF U.S. Real Estate Sub-Account (4)
Accumulation Unit Value, Beginning of Period                          --  $11.344 $14.371  $19.039 $21.643
Accumulation Unit Value, End of Period                                --  $14.371 $19.039  $21.643 $29.012
Number of Units Outstanding, End of Period                            --        0       0        0       0


* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Earning Protection Death Benefit Option on
October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP
Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service
Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account,
Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth
Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2
Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual
Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth,
Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.19%.


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class
II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.



            THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


Allstate Life Insurance Company    Statement of Additional Information dated May 1, 2007
P.O. Box 80469
Lincoln, NE 68501-0469
1-800-390-1277



This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

- Putnam Allstate Advisor
- Putnam Allstate Advisor Plus
- Putnam Allstate Advisor Preferred


The Contracts are no longer offered for new sales.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2007 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all four Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A







ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different underlying fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different underlying fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2006 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2005 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2004 was $0. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.



CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.

We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 and related consolidated financial statement schedules, and

o the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts as of December 31, 2006 and for each of the periods in the two years then ended.

The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

APPENDIX A-ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts. Accumulation Unit Values and numbers of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered. All of the Variable Sub-Accounts were first offered under the Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income and Growth Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, the Putnam Capital Appreciation and Discovery Growth Sub-Accounts were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid Cap Sub-Accounts were first offered as of May 1, 2003.







PUTNAM ALLSTATE ADVISOR CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)




For the Years Beginning January 1* and Ending
December 31,                                                   1999         2000         2001         2002           2003
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period                    N/A      $10.000      $11.100      $11.661        $12.517
Accumulation Unit Value, End of Period                          N/A      $11.100      $11.661      $12.517        $12.534
Number of Units Outstanding, End of Period                      N/A       67,086      545,358    1,246,559      1,021,120
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                    N/A      $10.000       $9.128       $7.748         $5.932
Accumulation Unit Value, End of Period                          N/A       $9.128       $7.748       $5.932         $7.299
Number of Units Outstanding, End of Period                      N/A       25,640      147,254      291,171        322,029
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                    N/A          N/A          N/A          N/A        $10.000
Accumulation Unit Value, End of Period                          N/A          N/A          N/A          N/A        $12.919
Number of Units Outstanding, End of Period                      N/A          N/A          N/A          N/A         20,420
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period                    N/A      $10.000       $7.310       $4.988         $3.464
Accumulation Unit Value, End of Period                          N/A       $7.310       $4.988       $3.464         $4.508
Number of Units Outstanding, End of Period                      N/A       43,110      241,675      705,789        762,703
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period                $10.000       $9.856       $9.702       $9.902        $10.339
Accumulation Unit Value, End of Period                       $9.856       $9.702       $9.902      $10.339        $12.239
Number of Units Outstanding, End of Period                  408,577      960,138    1,166,848    1,243,664      1,171,279
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period                    N/A          N/A          N/A          N/A        $10.000
Accumulation Unit Value, End of Period                          N/A          N/A          N/A          N/A        $12.037
Number of Units Outstanding, End of Period                      N/A          N/A          N/A          N/A         96,591
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                $10.000       $9.290      $10.041       $9.945         $8.948
Accumulation Unit Value, End of Period                       $9.290      $10.041       $9.945       $8.948        $10.326
Number of Units Outstanding, End of Period                  487,965    1,158,069    1,814,381    2,264,489      2,284,482
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                $10.000      $10.687      $10.025       $9.043         $7.800
Accumulation Unit Value, End of Period                      $10.687      $10.025       $9.043       $7.800         $9.374
Number of Units Outstanding, End of Period                   44,565      160,395      223,097      309,529        298,541
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period                $10.000      $15.649      $10.840       $7.506         $5.744
Accumulation Unit Value, End of Period                      $15.649      $10.840       $7.506       $5.744         $7.319
Number of Units Outstanding, End of Period                  274,617    1,013,826    1,431,929    1,448,984      1,363,310
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                $10.000       $9.162       $9.751       $8.999         $7.188
Accumulation Unit Value, End of Period                       $9.162       $9.751       $8.999       $7.188         $9.028
Number of Units Outstanding, End of Period                3,225,308    7,073,174    9,530,034    9,845,294      9,388,575
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                    N/A      $10.000       $7.424       $4.970         $3.455
Accumulation Unit Value, End of Period                          N/A       $7.424       $4.970       $3.455         $4.192
Number of Units Outstanding, End of Period                      N/A      431,626      855,862      932,040         45,531
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                $10.000      $10.586      $14.509      $11.479         $9.015
Accumulation Unit Value, End of Period                      $10.586      $14.509      $11.479       $9.015        $10.524
Number of Units Outstanding, End of Period                  293,891      960,998    1,399,881    1,384,015      1,243,471
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                $10.000       $9.924       $8.953       $9.149         $8.956
Accumulation Unit Value, End of Period                       $9.924       $8.953       $9.149       $8.956        $11.174
Number of Units Outstanding, End of Period                  223,608      505,686      771,655      984,194      1,106,312
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                $10.000       $9.704      $10.315      $10.911        $11.607
Accumulation Unit Value, End of Period                       $9.704      $10.315      $10.911      $11.607        $11.951
Number of Units Outstanding, End of Period                  271,083      648,170    1,811,443    2,454,315      2,280,940
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                $10.000      $14.412      $12.852      $10.059         $8.166
Accumulation Unit Value, End of Period                      $14.412      $12.852      $10.059       $8.166        $10.349
Number of Units Outstanding, End of Period                  429,465    1,472,538    2,065,505    2,256,678      2,123,631
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                $10.000      $10.957      $10.948       $8.548         $7.268
Accumulation Unit Value, End of Period                      $10.957      $10.948       $8.548       $7.268         $9.878
Number of Units Outstanding, End of Period                  136,651      463,946      619,238      654,974        600,031
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                $10.000      $18.116      $10.956       $7.704         $6.561
Accumulation Unit Value, End of Period                      $18.116      $10.956       $7.704       $6.561         $8.617
Number of Units Outstanding, End of Period                  133,941      621,327      730,266      718,444        704,350
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                $10.000      $12.155       $9.752       $7.232         $5.429
Accumulation Unit Value, End of Period                      $12.155       $9.752       $7.232       $5.429         $6.805
Number of Units Outstanding, End of Period                1,309,524    3,487,766    4,531,677    4,272,950      3,939,536
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period                    N/A          N/A          N/A          N/A        $10.000
Accumulation Unit Value, End of Period                          N/A          N/A          N/A          N/A        $12.788
Number of Units Outstanding, End of Period                      N/A          N/A          N/A          N/A         36,343
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                $10.000      $10.221      $10.666      $10.912        $10.887
Accumulation Unit Value, End of Period                      $10.221      $10.666      $10.912      $10.887        $10.789
Number of Units Outstanding, End of Period                  386,731      698,651    1,736,764    1,454,437      1,108,240
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                $10.000      $15.676      $11.407       $7.857         $5.383
Accumulation Unit Value, End of Period                      $15.676      $11.407       $7.857       $5.383         $7.029
Number of Units Outstanding, End of Period                  730,176    2,476,574    3,071,223    2,913,131      2,697,958
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                $10.000       $8.786      $10.602      $10.800         $8.987
Accumulation Unit Value, End of Period                       $8.786      $10.602      $10.800       $8.987        $11.739
Number of Units Outstanding, End of                         137,044      383,895    1,056,270    1,273,094      1,308,533
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                $10.000      $19.817       $9.556       $5.116         $3.419
Accumulation Unit Value, End of Period                      $19.817       $9.556       $5.116       $3.419         $4.575
Number of Units Outstanding, End of Period                  181,669    1,187,439    1,609,323    1,578,374      1,541,075
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                $10.000      $11.586      $11.198       $8.961         $6.873
Accumulation Unit Value, End of Period                      $11.586      $11.198       $8.961       $6.873         $8.494
Number of Units Outstanding, End of Period                  369,070    1,043,092    1,713,705    2,014,780      1,891,219
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                $10.000      $10.291      $12.628      $14.708        $11.852
Accumulation Unit Value, End of Period                      $10.291      $12.628      $14.708      $11.852        $17.488
Number of Units Outstanding, End of Period                  140,296      364,310      749,880    1,066,526        968,407
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                $10.000       $9.976      $11.560       $8.854         $6.627
Accumulation Unit Value, End of Period                       $9.976      $11.560       $8.854       $6.627         $8.156
Number of Units Outstanding, End of Period                  153,652      410,920      724,095      660,850        625,397
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                $10.000      $14.074      $13.310       $8.726         $5.971
Accumulation Unit Value, End of Period                      $14.074      $13.310       $8.726       $5.971         $7.840
Number of Units Outstanding, End of Period                  202,009      990,942    1,555,754    1,545,783      1,538,521
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                $10.000      $14.311      $11.778       $9.010         $6.527
Accumulation Unit Value, End of Period                      $14.311      $11.778       $9.010       $6.527         $8.038
Number of Units Outstanding, End of Period                1,752,111    4,697,679    5,836,744    5,964,030      5,806,389











For the Years Beginning January 1* and Ending December 31,             2004           2005         2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period                               $12.534      $12.687      $12.679
Accumulation Unit Value, End of Period                                     $12.687      $12.679      $12.905
Number of Units Outstanding, End of Period                                 800,505      746,275      731,997
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $7.299       $8.255       $8.781
Accumulation Unit Value, End of Period                                      $8.255       $8.781       $9.725
Number of Units Outstanding, End of Period                                 308,910      321,258      306,463
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                               $12.919      $15.047      $16.344
Accumulation Unit Value, End of Period                                     $15.047      $16.344      $18.568
Number of Units Outstanding, End of Period                                  41,216       65,113       68,646
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period                                $4.508       $4.782       $5.056
Accumulation Unit Value, End of Period                                      $4.782       $5.056       $5.538
Number of Units Outstanding, End of Period                                 730,582      596,170      532,806
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period                               $12.239      $13.178      $13.390
Accumulation Unit Value, End of Period                                     $13.178      $13.390      $14.034
Number of Units Outstanding, End of Period                               1,100,038    1,030,397      946,956
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period                               $12.037      $13.271      $13.806
Accumulation Unit Value, End of Period                                     $13.271      $13.806      $16.179
Number of Units Outstanding, End of Period                                 253,970      310,858      323,901
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                               $10.326      $11.018      $11.298
Accumulation Unit Value, End of Period                                     $11.018      $11.298      $12.469
Number of Units Outstanding, End of Period                               2,067,969    1,870,739    1,604,374
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                                $9.374      $10.085      $10.638
Accumulation Unit Value, End of Period                                     $10.085      $10.638      $11.838
Number of Units Outstanding, End of Period                                 292,344      299,982      332,571
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period                                $7.319       $8.203       $8.799
Accumulation Unit Value, End of Period                                      $8.203       $8.799      $10.691
Number of Units Outstanding, End of Period                               1,214,915    1,069,065      978,445
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $9.028       $9.891      $10.263
Accumulation Unit Value, End of Period                                      $9.891      $10.263      $11.730
Number of Units Outstanding, End of Period                               8,631,919    7,726,242    6,541,834
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                $4.192       $4.206       $4.317
Accumulation Unit Value, End of Period                                      $4.206       $4.317       $4.621
Number of Units Outstanding, End of Period                                 863,324      772,359      690,634
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                               $10.524      $11.116      $12.407
Accumulation Unit Value, End of Period                                     $11.116      $12.407      $12.576
Number of Units Outstanding, End of Period                               1,140,514    1,064,361      934,825
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $11.174      $12.179      $12.381
Accumulation Unit Value, End of Period                                     $12.179      $12.381      $13.493
Number of Units Outstanding, End of Period                                 989,163      835,424      685,543
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                               $11.951      $12.306      $12.421
Accumulation Unit Value, End of Period                                     $12.306      $12.421      $12.801
Number of Units Outstanding, End of Period                               2,096,369    1,894,762    1,650,827
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $10.349      $11.856      $13.117
Accumulation Unit Value, End of Period                                     $11.856      $13.117      $16.519
Number of Units Outstanding, End of Period                               1,968,395    1,817,743    1,589,059
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $9.878      $11.783      $13.257
Accumulation Unit Value, End of Period                                     $11.783      $13.257      $16.631
Number of Units Outstanding, End of Period                                 698,621      711,977      741,586
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                $8.617       $9.631      $11.240
Accumulation Unit Value, End of Period                                      $9.631      $11.240      $13.979
Number of Units Outstanding, End of Period                                 678,935      700,405      676,169
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                                $6.805       $7.558       $8.109
Accumulation Unit Value, End of Period                                      $7.558       $8.109       $9.110
Number of Units Outstanding, End of Period                               3,555,395    3,176,976    2,783,426
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $12.788      $14.557      $16.139
Accumulation Unit Value, End of Period                                     $14.557      $16.139      $18.311
Number of Units Outstanding, End of Period                                  94,225      156,676      169,273
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                               $10.789      $10.708      $10.826
Accumulation Unit Value, End of Period                                     $10.708      $18.826      $11.144
Number of Units Outstanding, End of Period                                 721,523      549,700      613,196
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                                $7.029       $7.645       $8.292
Accumulation Unit Value, End of Period                                      $7.645       $8.292       $8.877
Number of Units Outstanding, End of Period                               2,412,584    2,155,060    1,859,625
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                               $11.739      $13.361      $13.950
Accumulation Unit Value, End of Period                                     $13.361      $13.950      $15.959
Number of Units Outstanding, End of                                      1,331,832    1,280,368    1,145,818
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                $4.575       $4.896       $5.207
Accumulation Unit Value, End of Period                                      $4.896       $5.207       $5.771
Number of Units Outstanding, End of Period                               1,419,009    1,251,250    1,118,305
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                                $8.494       $9.008       $9.327
Accumulation Unit Value, End of Period                                      $9.008       $9.327      $10.237
Number of Units Outstanding, End of Period                               1,682,537    1,534,506    1,281,249
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                               $17.488      $21.764      $22.969
Accumulation Unit Value, End of Period                                     $21.764      $22.969      $26.565
Number of Units Outstanding, End of Period                                 860,790      788,814      666,605
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $8.156       $9.779      $10.469
Accumulation Unit Value, End of Period                                      $9.779      $10.469      $13.114
Number of Units Outstanding, End of Period                                 583,250      574,863      507,164
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                                $7.840       $9.169      $10.139
Accumulation Unit Value, End of Period                                      $9.169      $10.139      $10.543
Number of Units Outstanding, End of Period                               1,395,130    1,272,402    1,085,378
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $8.038       $8.325       $8.676
Accumulation Unit Value, End of Period                                      $8.325       $8.676       $9.020
Number of Units Outstanding, End of Period                               5,209,036    4,493,399    3,665,401


* The Variable Sub-Accounts were first offered with the Enhanced Beneficiary
Protection Option under the Putnam Allstate Advisor Contracts as of April 30,
1999, except as follows: the Putnam VT American Government Income and Growth
Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam
VT Technology Sub-Account was first offered as of July 17, 2000, the Putnam VT
Capital Appreciation and Discovery Growth Sub-Accounts were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid
Cap Value Sub-Accounts were first offered as of May 1, 2003. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.40%.













PUTNAM ALLSTATE ADVISOR CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT SINCE INCEPTION*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGE 65 OR YOUNGER)
--------------------------------------------------------------------------------




For the Years Beginning January 1* and
Ending
December 31,                                          2001         2002         2003         2004         2005
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period       $10.000       $6.410       $6.877       $6.883       $6.963
Accumulation Unit Value, End of Period              $6.410       $6.877       $6.883       $6.963       $6.955
Number of Units Outstanding, End of Period          71,467      292,460      259,580      219,045      194,932
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period       $10.000       $7.752       $5.932       $7.296       $8.247
Accumulation Unit Value, End of Period              $7.752       $5.932       $7.296       $8.247       $8.768
Number of Units Outstanding, End of Period          25,282       42,412       37,413       36,044       29,848
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           N/A          N/A      $10.000      $12.915      $15.034
Accumulation Unit Value, End of Period                 N/A          N/A      $12.915      $15.034      $16.322
Number of Units Outstanding, End of Period             N/A          N/A          980        1,806        4,229
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period       $10.000       $4.991       $3.464       $4.506       $4.777
Accumulation Unit Value, End of Period              $4.991       $3.464       $4.506       $4.777       $5.049
Number of Units Outstanding, End of Period          14,873      110,635       97,067       96,153       71,227
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period       $10.000       $9.928      $10.362      $12.260      $13.194
Accumulation Unit Value, End of Period              $9.928      $10.362      $12.260      $13.194      $13.399
Number of Units Outstanding, End of Period          17,897       37,038       58,057       42,391       39,754
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period           N/A          N/A      $10.000      $12.033      $13.260
Accumulation Unit Value, End of Period                 N/A          N/A      $12.033      $13.260      $13.787
Number of Units Outstanding, End of Period             N/A          N/A       11,721       25,857       39,894
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period       $10.000       $9.972       $8.968      $10.344      $11.031
Accumulation Unit Value, End of Period              $9.972       $8.968      $10.344      $11.031      $11.306
Number of Units Outstanding, End of Period          38,848      110,078      172,602      197,528      202,640
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period       $10.000       $9.067       $7.817       $9.390      $10.097
Accumulation Unit Value, End of Period              $9.067       $7.817       $9.390      $10.097      $10.645
Number of Units Outstanding, End of Period          12,674       18,914       23,928       26,244       47,667
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period       $10.000       $7.527       $5.756       $7.331       $8.213
Accumulation Unit Value, End of Period              $7.527       $5.756       $7.331       $8.213       $8.805
Number of Units Outstanding, End of Period          44,241       80,208       90,529       93,757       86,999
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period       $10.000       $9.023       $7.204       $9.044       $9.903
Accumulation Unit Value, End of Period              $9.023       $7.204       $9.044       $9.903      $10.270
Number of Units Outstanding, End of Period         394,607      668,993      670,055      605,453      497,059
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period       $10.000       $4.978       $3.459       $4.195       $4.206
Accumulation Unit Value, End of Period              $4.978       $3.459       $4.195       $4.206       $4.315
Number of Units Outstanding, End of Period          35,084       80,490       83,694      116,632      100,640
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period       $10.000      $11.510       $9.035      $10.542      $11.129
Accumulation Unit Value, End of Period             $11.510       $9.035      $10.542      $11.129      $12.416
Number of Units Outstanding, End of Period          39,706       66,809       64,051       61,510       49,618
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period       $10.000       $9.174       $8.975      $11.193      $12.193
Accumulation Unit Value, End of Period              $9.174       $8.975      $11.193      $12.193      $12.389
Number of Units Outstanding, End of Period          12,541       36,749       62,153       61,630       52,976
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period       $10.000      $10.941      $11.633      $11.971      $12.321
Accumulation Unit Value, End of Period             $10.941      $11.633      $11.971      $12.321      $12.429
Number of Units Outstanding, End of Period         107,691      212,377      221,236      202,838      176,154
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period       $10.000      $10.087       $8.184      $10.366      $11.870
Accumulation Unit Value, End of Period             $10.087       $8.184      $10.366      $11.870      $13.126
Number of Units Outstanding, End of Period          90,053      204,811          181      174,048      148,516
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period       $10.000       $8.571       $7.284       $9.895      $11.797
Accumulation Unit Value, End of Period              $8.571       $7.284       $9.895      $11.797      $13.266
Number of Units Outstanding, End of Period          13,201       43,240       36,631       34,920       60,526
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period       $10.000       $7.725       $6.575       $8.632       $9.642
Accumulation Unit Value, End of Period              $7.725       $6.575       $8.632       $9.642      $11.248
Number of Units Outstanding, End of Period          12,893       25,329       26,859       30,862       32,194
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period       $10.000       $7.252       $5.441       $6.817       $7.567
Accumulation Unit Value, End of Period              $7.252       $5.441       $6.817       $7.567       $8.115
Number of Units Outstanding, End of Period         141,430      229,074      210,629      199,824      186,540
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period           N/A          N/A      $10.000      $12.784      $14.544
Accumulation Unit Value, End of Period                 N/A          N/A      $12.784      $14.544      $16.177
Number of Units Outstanding, End of Period             N/A          N/A        3,317        4,243       24,730
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period       $10.000      $10.941      $10.911      $10.807      $10.721
Accumulation Unit Value, End of Period             $10.941      $10.911      $10.807      $10.721      $10.833
Number of Units Outstanding, End of Period          88,672      146,090       37,399       43,069       38,034
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period       $10.000       $7.878       $5.395       $7.041       $7.654
Accumulation Unit Value, End of Period              $7.878       $5.395       $7.041       $7.654       $8.298
Number of Units Outstanding, End of Period          88,262      174,917      178,066      149,156      127,151
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period       $10.000      $10.829       $9.007      $11.759      $13.376
Accumulation Unit Value, End of Period             $10.829       $9.007      $11.759      $13.376      $13.960
Number of Units Outstanding, End of Period          60,068      126,282      125,055      133,373      132,984
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period       $10.000       $5.130       $3.427       $4.583       $4.902
Accumulation Unit Value, End of Period              $5.130       $3.427       $4.583       $4.902       $5.211
Number of Units Outstanding, End of Period          54,129      102,887       92,689       71,632       49,594
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period       $10.000       $8.895       $6.889       $8.508       $9.019
Accumulation Unit Value, End of Period              $8.985       $6.889       $8.508       $9.019       $9.334
Number of Units Outstanding, End of Period         102,915      188,234      184,497      174,065      159,339
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period       $10.000      $14.748      $11.878      $17.518      $21.790
Accumulation Unit Value, End of Period             $14.748      $11.878      $17.518      $21.790      $22.985
Number of Units Outstanding, End of Period          38,536       90,963       94,706       94,273       78,226
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period       $10.000       $8.877       $6.641       $8.170       $9.791
Accumulation Unit Value, End of Period              $8.877       $6.641       $8.170       $9.791      $10.476
Number of Units Outstanding, End of Period          29,134       51,955       60,513       72,550       60,631
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period       $10.000       $8.750       $5.984       $7.853       $9.180
Accumulation Unit Value, End of Period              $8.750       $5.984       $7.853       $9.180      $10.146
Number of Units Outstanding, End of Period          37,145       79,201       96,540       93,254       59,494
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period       $10.000       $9.034       $6.541       $8.052       $8.335
Accumulation Unit Value, End of Period              $9.034       $6.541       $8.052       $8.335       $8.682
Number of Units Outstanding, End of Period         170,118      353,615      388,245      359,475      299,609


For the Years Beginning January 1* and
Ending
December 31,                                     2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period        $6.955
Accumulation Unit Value, End of Period              $7.076
Number of Units Outstanding, End of Period         126,629
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period        $8.768
Accumulation Unit Value, End of Period              $9.706
Number of Units Outstanding, End of Period          22,307
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period       $16.322
Accumulation Unit Value, End of Period             $18.533
Number of Units Outstanding, End of Period           2,635
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period        $5.049
Accumulation Unit Value, End of Period              $5.527
Number of Units Outstanding, End of Period          47,987
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period       $13.399
Accumulation Unit Value, End of Period             $14.037
Number of Units Outstanding, End of Period          49,835
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period       $13.787
Accumulation Unit Value, End of Period             $16.149
Number of Units Outstanding, End of Period          42,374
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period       $11.306
Accumulation Unit Value, End of Period             $12.471
Number of Units Outstanding, End of Period         193,000
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period       $10.645
Accumulation Unit Value, End of Period             $11.840
Number of Units Outstanding, End of Period          49,740
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period        $8.805
Accumulation Unit Value, End of Period             $10.693
Number of Units Outstanding, End of Period          79,836
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period       $10.270
Accumulation Unit Value, End of Period             $11.732
Number of Units Outstanding, End of Period         456,775
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period        $4.315
Accumulation Unit Value, End of Period              $4.617
Number of Units Outstanding, End of Period          85,504
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period       $12.416
Accumulation Unit Value, End of Period             $12.578
Number of Units Outstanding, End of Period          39,780
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period       $12.389
Accumulation Unit Value, End of Period             $13.495
Number of Units Outstanding, End of Period          43,868
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period       $12.429
Accumulation Unit Value, End of Period             $12.803
Number of Units Outstanding, End of Period         171,687
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period       $13.126
Accumulation Unit Value, End of Period             $16.522
Number of Units Outstanding, End of Period         135,486
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period       $13.266
Accumulation Unit Value, End of Period             $16.634
Number of Units Outstanding, End of Period          59,780
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period       $11.248
Accumulation Unit Value, End of Period             $13.982
Number of Units Outstanding, End of Period          26,417
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period        $8.115
Accumulation Unit Value, End of Period              $9.112
Number of Units Outstanding, End of Period         180,779
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period       $16.117
Accumulation Unit Value, End of Period             $18.277
Number of Units Outstanding, End of Period          26,601
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period       $10.833
Accumulation Unit Value, End of Period             $11.146
Number of Units Outstanding, End of Period          37,405
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period        $8.298
Accumulation Unit Value, End of Period              $8.878
Number of Units Outstanding, End of Period         103,366
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period       $13.960
Accumulation Unit Value, End of Period             $15.961
Number of Units Outstanding, End of Period         125,625
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period        $5.211
Accumulation Unit Value, End of Period              $5.772
Number of Units Outstanding, End of Period          34,294
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period        $9.334
Accumulation Unit Value, End of Period             $10.239
Number of Units Outstanding, End of Period         128,882
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period       $22.985
Accumulation Unit Value, End of Period             $26.570
Number of Units Outstanding, End of Period          66,557
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period       $10.476
Accumulation Unit Value, End of Period             $13.116
Number of Units Outstanding, End of Period          57,303
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period       $10.146
Accumulation Unit Value, End of Period             $10.544
Number of Units Outstanding, End of Period          62,000
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period        $8.682
Accumulation Unit Value, End of Period              $9.021
Number of Units Outstanding, End of Period         254,985

* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on
May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid
Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.









PUTNAM ALLSTATE ADVISOR CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT SINCE INCEPTION*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGES 66-75)




For the Years Beginning January 1* and
Ending December 31,                                2001            2002         2003         2004         2005
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of
Period                                          $10.000          $6.403       $6.859       $6.855       $6.924
Accumulation Unit Value, End of Period           $6.403          $6.859       $6.855       $6.924       $6.906
Number of Units Outstanding, End of
Period                                           34,248          81,001       77,353       73,884       62,969
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of
Period                                          $10.000          $7.744       $5.917       $7.266       $8.201
Accumulation Unit Value, End of Period           $7.744          $5.917       $7.266       $8.201       $8.706
Number of Units Outstanding, End of
Period                                            4,196           6,780        7,814        6,974        6,812
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of
Period                                              N/A             N/A      $10.000      $12.902      $14.996
Accumulation Unit Value, End of Period              N/A             N/A      $12.902      $14.996      $16.256
Number of Units Outstanding, End of
Period                                              N/A             N/A            0            0            0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of
Period                                          $10.000          $4.986       $3.455       $4.488       $4.750
Accumulation Unit Value, End of Period           $4.986          $3.455       $4.488       $4.750       $5.013
Number of Units Outstanding, End of
Period                                            4,419           6,217        5,391        5,068        2,302
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of
Period                                          $10.000          $9.918      $10.336      $12.210      $13.120
Accumulation Unit Value, End of Period           $9.918         $10.336      $12.210      $13.120      $13.304
Number of Units Outstanding, End of
Period                                           16,310          33,444       33,715       27,397       31,071
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of
Period                                              N/A             N/A      $10.000      $12.020      $13.226
Accumulation Unit Value, End of Period              N/A             N/A      $12.020      $13.226      $13.732
Number of Units Outstanding, End of
Period                                              N/A             N/A            8        9,209        9,319
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON
Accumulation Unit Value, Beginning of
Period                                          $10.000          $9.962       $8.945      $10.302      $10.969
Accumulation Unit Value, End of Period           $9.962          $8.945      $10.302      $10.969      $11.226
Number of Units Outstanding, End of
Period                                           47,948          73,779       89,636       87,126       88,940
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of
Period                                          $10.000          $9.058       $7.797       $9.352      $10.041
Accumulation Unit Value, End of Period           $9.058          $7.797       $9.352      $10.041      $10.570
Number of Units Outstanding, End of
Period                                            2,306           2,937        3,141        4,392        6,827
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of
Period                                          $10.000          $7.519       $5.742       $7.301       $8.167
Accumulation Unit Value, End of Period           $7.519          $5.742       $7.301       $8.167       $8.743
Number of Units Outstanding, End of
Period                                           60,177          55,543       56,221       47,896       45,470
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of
Period                                          $10.000          $9.014       $7.186       $9.007       $9.848
Accumulation Unit Value, End of Period           $9.014          $7.186       $9.007       $9.848      $10.197
Number of Units Outstanding, End of
Period                                          202,440         287,312      267,368      248,925      229,193
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of
Period                                          $10.000          $4.973       $3.450       $4.178       $4.182
Accumulation Unit Value, End of Period           $4.973          $3.450       $4.178       $4.182       $4.285
Number of Units Outstanding, End of
Period                                           19,491          24,337       21,287       15,731       12,685
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of
Period                                          $10.000         $11.498       $9.012      $10.499      $11.067
Accumulation Unit Value, End of Period          $11.498          $9.012      $10.499      $11.067      $12.328
Number of Units Outstanding, End of
Period                                            7,851          12,674       11,600        9,417        8,599
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of
Period                                          $10.000          $9.164       $8.952      $11.147      $12.126
Accumulation Unit Value, End of Period           $9.164          $8.952      $11.147      $12.126      $12.301
Number of Units Outstanding, End of
Period                                            5,552          28,840        3,982       29,446       17,762
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of
Period                                          $10.000         $10.930      $11.603      $11.923      $12.252
Accumulation Unit Value, End of Period          $10.930         $11.603      $11.923      $12.252      $12.341
Number of Units Outstanding, End of
Period                                           97,768         145,489      144,194      123,959      118,411
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of
Period                                          $10.000         $10.076       $8.163      $10.324      $11.804
Accumulation Unit Value, End of Period          $10.076          $8.163      $10.324      $11.804      $13.033
Number of Units Outstanding, End of
Period                                           26,815          59,992       56,837       49,613       44,803
PUTNAM VT INTERNATIONAL GROWTH AND
INCOME
Accumulation Unit Value, Beginning of
Period                                          $10.000          $8.562       $7.265       $9.855      $11.731
Accumulation Unit Value, End of Period           $8.562          $7.265       $9.855      $11.731      $13.172
Number of Units Outstanding, End of
Period                                            7,651          11,666        7,490        5,916       10,319
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES
Accumulation Unit Value, Beginning of
Period                                          $10.000          $7.717       $6.559       $8.597       $9.588
Accumulation Unit Value, End of Period           $7.717          $6.559       $8.597       $9.588      $11.168
Number of Units Outstanding, End of
Period                                            2,075           1,639          348          299          299
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of
Period                                          $10.000          $7.245       $5.427       $6.789       $7.525
Accumulation Unit Value, End of Period           $7.245          $5.427       $6.789       $7.525       $8.057
Number of Units Outstanding, End of
Period                                           60,610          76,770       70,499       62,676       57,170
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of
Period                                              N/A             N/A      $10.000      $12.771      $14.507
Accumulation Unit Value, End of Period              N/A             N/A      $12.771      $14.507      $16.052
Number of Units Outstanding, End of
Period                                              N/A             N/A        1,500          681        3,938
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of
Period                                          $10.000         $10.930      $10.884      $10.763      $10.661
Accumulation Unit Value, End of Period          $10.930         $10.884      $10.763      $10.661      $10.756
Number of Units Outstanding, End of
Period                                           18,244          40,538       12,470        7,409            3
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of
Period                                          $10.000          $7.870       $5.381       $7.012       $7.612
Accumulation Unit Value, End of Period           $7.870          $5.381       $7.012       $7.612       $8.239
Number of Units Outstanding, End of
Period                                           28,286          48,952       39,799       38,606       36,585
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of
Period                                          $10.000         $10.818       $8.984      $11.711      $13.302
Accumulation Unit Value, End of Period          $10.818          $8.984      $11.711      $13.302      $13.861
Number of Units Outstanding, End of
Period                                           25,455          56,903       53,485       51,223       58,478
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of
Period                                          $10.000          $5.125       $3.418       $4.564       $4.875
Accumulation Unit Value, End of Period           $5.125          $3.418       $4.564       $4.875       $5.174
Number of Units Outstanding, End of
Period                                           11,006          20,605       17,041       16,969       12,514
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of
Period                                          $10.000          $8.976       $6.871       $8.473       $8.968
Accumulation Unit Value, End of Period           $8.976          $6.871       $8.473       $8.968       $9.268
Number of Units Outstanding, End of
Period                                           53,260          81,751       77,529       68,075       65,231
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of
Period                                          $10.000         $14.733      $11.848      $17.447      $21.668
Accumulation Unit Value, End of Period          $14.733         $11.848      $17.447      $21.668      $22.822
Number of Units Outstanding, End of
Period                                            6,306          30,539       30,622       32,695       29,074
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of
Period                                          $10.000          $8.868       $6.624       $8.137       $9.736
Accumulation Unit Value, End of Period           $8.868          $6.624       $8.137       $9.736      $10.402
Number of Units Outstanding, End of
Period                                           21,900          23,352       14,453       12,937       10,690
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of
Period                                          $10.000          $8.741       $5.969       $7.821       $9.128
Accumulation Unit Value, End of Period           $8.741          $5.969       $7.821       $9.128      $10.074
Number of Units Outstanding, End of
Period                                           22,664          27,946       22,759       21,914       20,741
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of
Period                                          $10.000          $9.025       $6.524       $8.019       $8.288
Accumulation Unit Value, End of Period           $9.025          $6.524       $8.019       $8.288       $8.620
Number of Units Outstanding, End of
Period                                          162,355         170,627      161,054      156,124      141,404



For the Years Beginning January 1* and
Ending December 31,                          2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of
Period                                           $6.906
Accumulation Unit Value, End of Period           $7.015
Number of Units Outstanding, End of
Period                                           49,456
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of
Period                                           $8.706
Accumulation Unit Value, End of Period           $9.623
Number of Units Outstanding, End of
Period                                            6,659
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of
Period                                          $16.256
Accumulation Unit Value, End of Period          $18.430
Number of Units Outstanding, End of
Period                                                0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of
Period                                           $5.013
Accumulation Unit Value, End of Period           $5.479
Number of Units Outstanding, End of
Period                                              385
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of
Period                                          $13.304
Accumulation Unit Value, End of Period          $13.916
Number of Units Outstanding, End of
Period                                           25,495
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of
Period                                          $13.732
Accumulation Unit Value, End of Period          $16.059
Number of Units Outstanding, End of
Period                                           13,968
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON
Accumulation Unit Value, Beginning of
Period                                          $11.226
Accumulation Unit Value, End of Period          $12.364
Number of Units Outstanding, End of
Period                                           82,356
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of
Period                                          $10.570
Accumulation Unit Value, End of Period          $11.738
Number of Units Outstanding, End of
Period                                            6,532
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of
Period                                           $8.743
Accumulation Unit Value, End of Period          $10.601
Number of Units Outstanding, End of
Period                                           43,980
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of
Period                                          $10.197
Accumulation Unit Value, End of Period          $11.631
Number of Units Outstanding, End of
Period                                          207,019
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of
Period                                           $4.285
Accumulation Unit Value, End of Period           $4.577
Number of Units Outstanding, End of
Period                                            7,952
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of
Period                                          $12.328
Accumulation Unit Value, End of Period          $12.470
Number of Units Outstanding, End of
Period                                           15,005
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of
Period                                          $12.301
Accumulation Unit Value, End of Period          $13.379
Number of Units Outstanding, End of
Period                                            8,836
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of
Period                                          $12.341
Accumulation Unit Value, End of Period          $12.693
Number of Units Outstanding, End of
Period                                           99,102
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of
Period                                          $13.033
Accumulation Unit Value, End of Period          $16.380
Number of Units Outstanding, End of
Period                                           35,519
PUTNAM VT INTERNATIONAL GROWTH AND
INCOME
Accumulation Unit Value, Beginning of
Period                                          $13.172
Accumulation Unit Value, End of Period          $16.491
Number of Units Outstanding, End of
Period                                           11,544
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES
Accumulation Unit Value, Beginning of
Period                                          $11.168
Accumulation Unit Value, End of Period          $13.862
Number of Units Outstanding, End of
Period                                              299
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of
Period                                           $8.057
Accumulation Unit Value, End of Period           $9.033
Number of Units Outstanding, End of
Period                                           51,884
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of
Period                                          $16.052
Accumulation Unit Value, End of Period          $18.176
Number of Units Outstanding, End of
Period                                            3,889
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of
Period                                          $10.756
Accumulation Unit Value, End of Period          $11.050
Number of Units Outstanding, End of
Period                                            9,521
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of
Period                                           $8.239
Accumulation Unit Value, End of Period           $8.802
Number of Units Outstanding, End of
Period                                           27,442
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of
Period                                          $13.861
Accumulation Unit Value, End of Period          $15.824
Number of Units Outstanding, End of
Period                                           55,987
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of
Period                                           $5.174
Accumulation Unit Value, End of Period           $5.723
Number of Units Outstanding, End of
Period                                           12,164
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of
Period                                           $9.268
Accumulation Unit Value, End of Period          $10.151
Number of Units Outstanding, End of
Period                                           52,405
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of
Period                                          $22.822
Accumulation Unit Value, End of Period          $26.342
Number of Units Outstanding, End of
Period                                           19,914
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of
Period                                          $10.402
Accumulation Unit Value, End of Period          $13.003
Number of Units Outstanding, End of
Period                                            9,041
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of
Period                                          $10.074
Accumulation Unit Value, End of Period          $10.454
Number of Units Outstanding, End of
Period                                           15,145
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of
Period                                           $8.620
Accumulation Unit Value, End of Period           $8.944
Number of Units Outstanding, End of
Period                                          111,914


* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on
May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid
Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.






PUTNAM  ALLSTATE  ADVISOR  CONTRACTS:  ACCUMULATION  UNIT  VALUE  AND  NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE INCEPTION*
(WITH THE ENHANCED  BENEFICIARY  PROTECTION OPTION AND EARNINGS PROTECTION DEATH
BENEFIT OPTION) (AGE 65 OR YOUNGER)



For the Years Beginning January 1* and Ending
December 31,                                            2001         2002           2003          2004       2005
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period         $10.000       $6.391         $6.847        $6.842     $6.911
Accumulation Unit Value, End of Period                $6.391       $6.847         $6.842        $6.911     $6.893
Number of Units Outstanding, End of Period            64,358      187,268        215,851       171,143    165,360
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000       $7.737         $5.912        $7.260     $8.194
Accumulation Unit Value, End of Period                $7.737       $5.912         $7.260        $8.194     $8.698
Number of Units Outstanding, End of Period            16,115       39,251         42,080        42,311     42,106
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period             N/A          N/A        $10.000       $12.902    $14.996
Accumulation Unit Value, End of Period                   N/A          N/A        $12.902       $14.996    $16.256
Number of Units Outstanding, End of Period               N/A          N/A             27         1,022      2,863
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000       $4.981         $3.452        $4.484     $4.746
Accumulation Unit Value, End of Period                $4.981       $3.452         $4.484        $4.746     $5.009
Number of Units Outstanding, End of Period            17,749      161,257        161,017       156,120    158,026
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period         $10.000       $9.888        $10.305       $12.173    $13.080
Accumulation Unit Value, End of Period                $9.888      $10.305        $12.173       $13.080    $13.264
Number of Units Outstanding, End of Period            26,302       59,971         70,875        75,739     81,885
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period             N/A          N/A        $10.000       $12.020    $13.226
Accumulation Unit Value, End of Period                   N/A          N/A        $12.020       $13.226    $13.732
Number of Units Outstanding, End of Period               N/A          N/A          1,491        10,627     19,569
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period         $10.000       $9.932         $8.918       $10.271    $10.936
Accumulation Unit Value, End of Period                $9.932       $8.918        $10.271       $10.936    $11.192
Number of Units Outstanding, End of Period            97,921      191,386        194,480       184,535    153,844
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period         $10.000       $9.030         $7.773        $9.324    $10.010
Accumulation Unit Value, End of Period                $9.030       $7.773         $9.324       $10.010    $10.537
Number of Units Outstanding, End of Period             8,070       24,409         36,087        36,815     51,403
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period         $10.000       $7.496         $5.724        $7.279     $8.143
Accumulation Unit Value, End of Period                $7.496       $5.724         $7.279        $8.143     $8.716
Number of Units Outstanding, End of Period            31,083       75,357         83,318        82,836     72,433
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000       $8.987         $7.164        $8.979     $9.818
Accumulation Unit Value, End of Period                $8.987       $7.164         $8.979        $9.818    $10.166
Number of Units Outstanding, End of Period           313,998      579,916        596,755       553,824    494,686
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period         $10.000       $4.963         $3.443        $4.170     $4.175
Accumulation Unit Value, End of Period                $4.963       $3.443         $4.170        $4.175     $4.277
Number of Units Outstanding, End of Period            65,202      109,422        110,918       108,812    107,163
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period         $10.000      $11.463         $8.985       $10.467    $11.033
Accumulation Unit Value, End of Period               $11.463       $8.985        $10.467       $11.033    $12.290
Number of Units Outstanding, End of Period           120,115          178        173,437       167,338    153,595
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000       $9.137         $8.925       $11.114    $12.089
Accumulation Unit Value, End of Period                $9.137       $8.925        $11.114       $12.089    $12.264
Number of Units Outstanding, End of Period            47,082       73,000         95,583        87,958     89,337
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period         $10.000      $10.900        $11.568       $11.886    $12.215
Accumulation Unit Value, End of Period               $10.900      $11.568        $11.886       $12.215    $12.304
Number of Units Outstanding, End of Period            85,714      197,297        223,305       188,848    161,754
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period         $10.000      $10.046         $8.138       $10.293    $11.768
Accumulation Unit Value, End of Period               $10.046       $8.138        $10.293       $11.768    $12.993
Number of Units Outstanding, End of Period           106,115      216,076        229,614       223,965    224,032
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000       $8.536         $8.536        $9.825    $11.696
Accumulation Unit Value, End of Period                $8.536       $7.243         $9.825       $11.696    $13.132
Number of Units Outstanding, End of Period            39,528       59,792         68,469        72,003     74,370
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period         $10.000       $7.694         $6.539        $8.571     $9.559
Accumulation Unit Value, End of Period                $7.694       $6.539         $8.571        $9.559    $11.134
Number of Units Outstanding, End of Period            51,095       77,000         82,892        81,424     75,116
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period         $10.000       $7.223         $5.410        $6.769     $7.502
Accumulation Unit Value, End of Period                $7.223       $5.410         $6.769        $7.502     $8.033
Number of Units Outstanding, End of Period           158,168      239,587        219,639       204,767    210,606
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period             N/A          N/A        $10.000       $12.771    $14.507
Accumulation Unit Value, End of Period                   N/A          N/A        $12.771       $14.507    $16.052
Number of Units Outstanding, End of Period               N/A          N/A          1,500         6,501     10,076
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000      $10.897        $10.850       $10.731    $10.629
Accumulation Unit Value, End of Period               $10.897      $10.850        $10.731       $10.629    $10.724
Number of Units Outstanding, End of Period            82,994      102,726         91,367        59,248     74,111
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period         $10.000       $7.846         $5.365        $6.991     $7.588
Accumulation Unit Value, End of Period                $7.846       $5.365         $6.991        $7.588     $8.214
Number of Units Outstanding, End of Period            99,455      201,559        214,315       210,143    209,171
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period         $10.000      $10.785         $8.957       $11.676    $13.261
Accumulation Unit Value, End of Period               $10.785       $8.957        $11.676       $13.261    $13.819
Number of Units Outstanding, End of Period            70,389      144,878        156,320       149,771    148,585
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period         $10.000       $5.109         $3.407        $4.550     $4.860
Accumulation Unit Value, End of Period                $5.109       $3.407         $4.550        $4.860     $5.158
Number of Units Outstanding, End of Period            90,655      137,806        135,631       145,268    131,998
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period         $10.000       $8.949         $6.850        $8.448     $8.941
Accumulation Unit Value, End of Period                $8.949       $6.850         $8.448        $8.941     $9.239
Number of Units Outstanding, End of Period            83,866      169,741        180,864       167,685    155,585
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000      $14.688        $11.812       $17.394    $21.602
Accumulation Unit Value, End of Period               $14.688      $11.812        $17.394       $21.602    $22.753
Number of Units Outstanding, End of Period            53,335       92,560         95,099        88,366     90,561
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000       $8.841         $6.604        $8.112     $9.706
Accumulation Unit Value, End of Period                $8.841       $6.604         $8.112        $9.706    $10.371
Number of Units Outstanding, End of Period            22,215       36,905         37,816        42,783     46,305
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period         $10.000       $8.714         $5.951        $7.798     $9.101
Accumulation Unit Value, End of Period                $8.714       $5.951         $7.798        $9.101    $10.043
Number of Units Outstanding, End of Period            48,447       88,637        111,650       115,031    120,189
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000       $8.998         $6.505        $7.995     $8.263
Accumulation Unit Value, End of Period                $8.998       $6.505         $7.995        $8.263     $8.594
Number of Units Outstanding, End of Period           217,704      356,940        378,439       355,429    297,301



For the Years Beginning January 1* and Ending
December 31,                                       2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period          $6.893
Accumulation Unit Value, End of Period                $7.002
Number of Units Outstanding, End of Period           134,391
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period          $8.698
Accumulation Unit Value, End of Period                $9.614
Number of Units Outstanding, End of Period            36,308
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period         $16.256
Accumulation Unit Value, End of Period               $18.430
Number of Units Outstanding, End of Period             3,640
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period          $5.009
Accumulation Unit Value, End of Period                $5.474
Number of Units Outstanding, End of Period           137,485
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period         $13.264
Accumulation Unit Value, End of Period               $13.874
Number of Units Outstanding, End of Period            79,639
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period         $13.732
Accumulation Unit Value, End of Period               $16.059
Number of Units Outstanding, End of Period            23,093
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period         $11.192
Accumulation Unit Value, End of Period               $12.326
Number of Units Outstanding, End of Period           133,977
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period         $10.537
Accumulation Unit Value, End of Period               $11.703
Number of Units Outstanding, End of Period            49,281
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period          $8.716
Accumulation Unit Value, End of Period               $10.569
Number of Units Outstanding, End of Period            70,555
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.166
Accumulation Unit Value, End of Period               $11.596
Number of Units Outstanding, End of Period           443,169
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period          $4.277
Accumulation Unit Value, End of Period                $4.568
Number of Units Outstanding, End of Period           101,585
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period         $12.290
Accumulation Unit Value, End of Period               $12.432
Number of Units Outstanding, End of Period           142,490
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period         $12.264
Accumulation Unit Value, End of Period               $13.338
Number of Units Outstanding, End of Period            61,626
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period         $12.304
Accumulation Unit Value, End of Period               $12.655
Number of Units Outstanding, End of Period           150,628
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period         $12.993
Accumulation Unit Value, End of Period               $16.330
Number of Units Outstanding, End of Period           187,424
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $13.132
Accumulation Unit Value, End of Period               $16.441
Number of Units Outstanding, End of Period            63,854
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period         $11.134
Accumulation Unit Value, End of Period               $13.820
Number of Units Outstanding, End of Period            67,622
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period          $8.033
Accumulation Unit Value, End of Period                $9.006
Number of Units Outstanding, End of Period           203,862
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $16.052
Accumulation Unit Value, End of Period               $18.176
Number of Units Outstanding, End of Period            17,995
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.724
Accumulation Unit Value, End of Period               $11.016
Number of Units Outstanding, End of Period            47,202
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period          $8.214
Accumulation Unit Value, End of Period                $8.775
Number of Units Outstanding, End of Period           167,422
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period         $13.819
Accumulation Unit Value, End of Period               $15.776
Number of Units Outstanding, End of Period           117,043
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period          $5.158
Accumulation Unit Value, End of Period                $5.705
Number of Units Outstanding, End of Period           106,153
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period          $9.239
Accumulation Unit Value, End of Period               $10.120
Number of Units Outstanding, End of Period           116,357
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         $22.753
Accumulation Unit Value, End of Period               $26.262
Number of Units Outstanding, End of Period            81,273
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.371
Accumulation Unit Value, End of Period               $12.964
Number of Units Outstanding, End of Period            42,811
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period         $10.043
Accumulation Unit Value, End of Period               $10.422
Number of Units Outstanding, End of Period           105,352
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period          $8.594
Accumulation Unit Value, End of Period                $8.916
Number of Units Outstanding, End of Period           262,623

* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Enhanced
Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT
Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.60%.







PUTNAM ALLSTATE  ADVISOR PLUS CONTRACTS:  ACCUMULATION  UNIT VALUE AND NUMBER OF ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)




For the Years Beginning January 1* and
Ending December 31,                                         2000          2001         2002           2003         2004
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period             $10.000       $10.879      $11.388        $12.181      $12.153
Accumulation Unit Value, End of Period                   $10.879       $11.388      $12.181        $12.153      $12.258
Number of Units Outstanding, End of Period                44,412       225,113      325,939        292,065      197,064
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period             $10.000        $9.120       $7.714         $5.885       $7.215
Accumulation Unit Value, End of Period                    $9.120        $7.714       $5.885         $7.215       $8.131
Number of Units Outstanding, End of Period                 4,557        81,612      137,331        123,942      131,534
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                 N/A           N/A          N/A        $10.000      $12.889
Accumulation Unit Value, End of Period                       N/A           N/A          N/A        $12.889      $14.958
Number of Units Outstanding, End of Period                   N/A           N/A          N/A            986        3,404
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period             $10.000        $7.303       $4.966         $3.436       $4.456
Accumulation Unit Value, End of Period                    $7.303        $4.966       $3.436         $4.456       $4.710
Number of Units Outstanding, End of Period                12,841        91,743      275,545        193,696      193,416
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period             $10.000        $9.755       $9.920        $10.322      $12.175
Accumulation Unit Value, End of Period                    $9.755        $9.920      $10.322        $12.175      $13.063
Number of Units Outstanding, End of Period               163,480       242,549      273,776        288,657      262,468
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period                 N/A           N/A          N/A        $10.000      $12.008
Accumulation Unit Value, End of Period                       N/A           N/A          N/A        $12.008      $13.192
Number of Units Outstanding, End of Period                   N/A           N/A          N/A         29,726       49,124
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period             $10.000       $11.490      $11.339        $10.166      $11.690
Accumulation Unit Value, End of Period                   $11.490       $11.339      $10.166        $11.690      $12.428
Number of Units Outstanding, End of Period               119,674       229,479      377,145        373,651      409,390
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period             $10.000        $9.683       $8.703         $7.480       $8.958
Accumulation Unit Value, End of Period                    $9.683        $8.703       $7.480         $8.958       $9.603
Number of Units Outstanding, End of Period                43,039        50,979       37,630         48,221       82,360
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period             $10.000        $7.088       $4.891         $3.729       $4.735
Accumulation Unit Value, End of Period                    $7.088        $4.891       $3.729         $4.735       $5.288
Number of Units Outstanding, End of Period               343,449       437,463      440,224        400,357      381,278
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000       $11.791      $10.843         $8.630      $10.801
Accumulation Unit Value, End of Period                   $11.791       $10.843       $8.630        $10.801      $11.792
Number of Units Outstanding, End of Period               654,995     1,157,258    1,250,015      1,201,441    1,121,438
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period             $10.000        $7.494       $4.999         $3.463       $4.187
Accumulation Unit Value, End of Period                    $7.494        $4.999       $3.463         $4.187       $4.186
Number of Units Outstanding, End of Period               293,865       336,207      312,069        267,854      267,060
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period             $10.000       $12.009       $9.467         $7.409       $8.618
Accumulation Unit Value, End of Period                   $12.009        $9.467       $7.409         $8.618       $9.071
Number of Units Outstanding, End of Period               240,881       361,347      366,791        375,307      321,715
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period             $10.000        $8.932       $9.095         $8.871      $11.030
Accumulation Unit Value, End of Period                    $8.932        $9.095       $8.871        $11.030      $11.979
Number of Units Outstanding, End of Period               110,568       179,340      333,854        406,366      251,877
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period             $10.000       $10.518      $11.087        $11.752      $12.057
Accumulation Unit Value, End of Period                   $10.518       $11.087      $11.752        $12.057      $12.371
Number of Units Outstanding, End of Period               109,658       386,126      549,809        531,203      506,193
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period             $10.000        $8.775       $6.843         $5.535       $6.990
Accumulation Unit Value, End of Period                    $8.775        $6.843       $5.535         $6.990       $7.980
Number of Units Outstanding, End of Period               412,201       665,466      709,304        617,289      552,423
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000       $10.427       $8.112         $6.873       $9.308
Accumulation Unit Value, End of Period                   $10.427        $8.112       $6.873         $9.308      $11.064
Number of Units Outstanding, End of Period                91,507       105,905      140,517        148,747      159,779
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period             $10.000        $5.647       $3.956         $3.357       $4.394
Accumulation Unit Value, End of Period                    $5.647        $3.956       $3.357         $4.394       $4.893
Number of Units Outstanding, End of Period               259,885       258,369      239,300        223,013      222,662
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period             $10.000        $8.582       $6.342         $4.743       $5.925
Accumulation Unit Value, End of Period                    $8.582        $6.342       $4.743         $5.925       $6.558
Number of Units Outstanding, End of Period               460,944       746,196      824,942        711,242      676,105
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period                 N/A           N/A          N/A        $10.000      $12.758
Accumulation Unit Value, End of Period                       N/A           N/A          N/A        $12.758      $14.471
Number of Units Outstanding, End of Period                   N/A           N/A          N/A          3,530       18,001
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period             $10.000       $10.349      $10.550        $10.489      $10.358
Accumulation Unit Value, End of Period                   $10.349       $10.550      $10.489        $10.358      $10.243
Number of Units Outstanding, End of Period               179,528       394,068      359,953        161,452      135,614
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period             $10.000        $6.794       $4.663         $3.183       $4.142
Accumulation Unit Value, End of Period                    $6.794        $4.663       $3.183         $4.142       $4.489
Number of Units Outstanding, End of Period               813,816     1,116,816      955,865        955,260      873,060
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period             $10.000       $13.351      $13.551        $11.237      $14.626
Accumulation Unit Value, End of Period                   $13.351       $13.551      $11.237        $14.626      $16.587
Number of Units Outstanding, End of Period                29,058       181,578      267,754        283,188      281,236
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period             $10.000        $4.093       $2.183         $1.454       $1.939
Accumulation Unit Value, End of Period                    $4.093        $2.183       $1.454         $1.939       $2.067
Number of Units Outstanding, End of Period               589,079       671,618      633,841        707,399      690,620
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period             $10.000       $10.309       $8.220         $6.283       $7.736
Accumulation Unit Value, End of Period                   $10.309        $8.220       $6.283         $7.736       $8.176
Number of Units Outstanding, End of Period               173,676       402,869      462,739        435,686      412,291
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period             $10.000       $11.980      $13.908        $11.164      $16.414
Accumulation Unit Value, End of Period                   $11.980       $13.903      $11.164        $16.414      $20.354
Number of Units Outstanding, End of Period                61,255       214,825      264,219        271,921      266,870
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000       $11.885       $9.070         $6.764       $8.296
Accumulation Unit Value, End of Period                   $11.885        $9.070       $6.764         $8.296       $9.911
Number of Units Outstanding, End of Period               111,535       139,142      123,185        101,150       90,551
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period             $10.000        $8.487       $5.544         $3.780       $4.946
Accumulation Unit Value, End of Period                    $8.487        $5.544       $3.780         $4.946       $5.763
Number of Units Outstanding, End of Period               270,086       453,601      473,879        476,786      487,877
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period             $10.000        $8.010       $6.105         $4.407       $5.408
Accumulation Unit Value, End of Period                    $8.010        $6.105       $4.407         $5.408       $5.581
Number of Units Outstanding, End of Period               986,776     1,331,067    1,368,174      1,535,250    1,426,772




For the Years Beginning January 1* and
Ending December 31,                                                   2005     2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period                       $12.258        $12.208
Accumulation Unit Value, End of Period                             $12.208        $12.381
Number of Units Outstanding, End of Period                         168,612        136,030
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                        $8.131         $8.619
Accumulation Unit Value, End of Period                              $8.619         $9.512
Number of Units Outstanding, End of Period                         114,536         78,357
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                       $14.958        $16.190
Accumulation Unit Value, End of Period                             $16.190        $18.328
Number of Units Outstanding, End of Period                          12,948         13,006
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period                        $4.710         $4.963
Accumulation Unit Value, End of Period                              $4.963         $5.416
Number of Units Outstanding, End of Period                         161,791        142,170
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period                       $13.063        $13.226
Accumulation Unit Value, End of Period                             $13.226        $13.813
Number of Units Outstanding, End of Period                         238,383        232,374
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period                       $13.192        $13.676
Accumulation Unit Value, End of Period                             $13.676        $15.969
Number of Units Outstanding, End of Period                          64,547        104,696
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                       $12.428        $12.700
Accumulation Unit Value, End of Period                             $12.700        $13.966
Number of Units Outstanding, End of Period                         397,276        375,293
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                        $9.603        $10.094
Accumulation Unit Value, End of Period                             $10.094        $11.193
Number of Units Outstanding, End of Period                          83,236         88,876
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period                        $5.288         $5.652
Accumulation Unit Value, End of Period                              $5.652         $6.843
Number of Units Outstanding, End of Period                         343,924        345,863
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                       $11.792        $12.192
Accumulation Unit Value, End of Period                             $12.192        $13.885
Number of Units Outstanding, End of Period                         981,860        836,087
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                        $4.186         $4.281
Accumulation Unit Value, End of Period                              $4.281         $4.566
Number of Units Outstanding, End of Period                         235,906        181,283
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                        $9.071        $10.089
Accumulation Unit Value, End of Period                             $10.089        $10.189
Number of Units Outstanding, End of Period                         306,481        286,908
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                       $11.979        $12.135
Accumulation Unit Value, End of Period                             $12.135        $13.177
Number of Units Outstanding, End of Period                         222,734        174,453
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                       $12.371        $12.442
Accumulation Unit Value, End of Period                             $12.442        $12.778
Number of Units Outstanding, End of Period                         467,708        406,352
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                        $7.980         $8.797
Accumulation Unit Value, End of Period                              $8.797        $11.040
Number of Units Outstanding, End of Period                         512,392        524,194
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                       $11.064        $12.404
Accumulation Unit Value, End of Period                             $12.404        $15.506
Number of Units Outstanding, End of Period                         164,928        206,480
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                        $4.893         $5.691
Accumulation Unit Value, End of Period                              $5.691         $7.052
Number of Units Outstanding, End of Period                         240,224        248,280
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                        $6.558         $7.010
Accumulation Unit Value, End of Period                              $7.010         $7.848
Number of Units Outstanding, End of Period                         546,834        515,215
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period                       $14.471        $15.987
Accumulation Unit Value, End of Period                             $15.987        $18.074
Number of Units Outstanding, End of Period                          31,609         41,010
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                       $10.243        $10.319
Accumulation Unit Value, End of Period                             $10.319        $10.585
Number of Units Outstanding, End of Period                          95,278         76,037
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                        $4.489         $4.852
Accumulation Unit Value, End of Period                              $4.852         $5.175
Number of Units Outstanding, End of Period                         777,904        654,690
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                       $16.587        $17.258
Accumulation Unit Value, End of Period                             $17.258        $19.672
Number of Units Outstanding, End of Period                         277,259        253,294
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                        $2.067         $2.191
Accumulation Unit Value, End of Period                              $2.191         $2.419
Number of Units Outstanding, End of Period                         580,334        582,210
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                        $8.176         $8.436
Accumulation Unit Value, End of Period                              $8.436         $9.226
Number of Units Outstanding, End of Period                         354,547        321,217
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                       $20.354        $21.406
Accumulation Unit Value, End of Period                             $21.406        $24.670
Number of Units Outstanding, End of Period                         232,156        198,017
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                        $9.911        $10.573
Accumulation Unit Value, End of Period                             $10.573        $13.197
Number of Units Outstanding, End of Period                          88,668         94,071
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                        $5.763         $6.351
Accumulation Unit Value, End of Period                              $6.351         $6.580
Number of Units Outstanding, End of Period                         430,561        366,470
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                        $5.581         $5.796
Accumulation Unit Value, End of Period                              $5.796         $6.004
Number of Units Outstanding, End of Period                       1,261,650      1,060,266



* The PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS were first offered on February 4,
2000. The Variable Sub-Accounts were first offered with the Enhanced Beneficiary
Protection Option under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS on February
4, 2000, except the Putnam VT Technology Sub-Account which was first offered as of July 17, 2000, the Putnam VT Capital Appreciation and Voyager II Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital
Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.











PUTNAM ALLSTATE  ADVISOR PLUS CONTRACTS:  ACCUMULATION  UNIT VALUE AND NUMBER OF ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE EARNINGS  PROTECTION DEATH BENEFIT OPTION) (AGE 65 OR YOUNGER)




For the Years Beginning January 1* and Ending
December 31,                                            2001           2002            2003           2004       2005
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period         $10.000        $11.405         $12.192        $12.159    $12.258
Accumulation Unit Value, End of Period               $11.405        $12.192         $12.159        $12.258    $12.201
Number of Units Outstanding, End of Period            26,013         30,818          36,851         42,040     28,884
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000         $7.718          $5.885         $7.212     $8.123
Accumulation Unit Value, End of Period                $7.718         $5.885          $7.212         $8.123     $8.606
Number of Units Outstanding, End of Period             7,251          6,970           2,569          2,331     12,088
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period             N/A            N/A         $10.000        $12.884    $14.945
Accumulation Unit Value, End of Period                   N/A            N/A         $12.884        $14.945    $16.168
Number of Units Outstanding, End of Period               N/A            N/A           2,075          2,075      2,075
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000         $4.969          $3.436         $4.454     $4.705
Accumulation Unit Value, End of Period                $4.969         $3.436          $4.454         $4.705     $4.956
Number of Units Outstanding, End of Period            15,721         18,166          10,935         10,549     10,311
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period         $10.000         $9.935         $10.332        $12.181    $13.062
Accumulation Unit Value, End of Period                $9.935        $10.332         $12.181        $13.062    $13.219
Number of Units Outstanding, End of Period               789         13,822          21,229         22,306     23,617
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period             N/A            N/A         $10.000        $12.004    $13.181
Accumulation Unit Value, End of Period                   N/A            N/A         $12.004        $13.181    $13.657
Number of Units Outstanding, End of Period               N/A            N/A             727          6,767        727
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period         $10.000        $11.356         $10.176        $11.695    $12.428
Accumulation Unit Value, End of Period               $11.356        $10.176         $11.695        $12.428    $12.693
Number of Units Outstanding, End of Period             5,560         27,112          29,144         17,785     15,957
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period         $10.000         $8.864          $7.487         $8.962     $9.603
Accumulation Unit Value, End of Period                $8.864         $7.487          $8.962         $9.603    $10.088
Number of Units Outstanding, End of Period                 0              0               0              0          0
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period         $10.000         $4.898          $3.732         $4.737     $5.288
Accumulation Unit Value, End of Period                $4.898         $3.732          $4.737         $5.288     $5.649
Number of Units Outstanding, End of Period            10,897         13,511          13,691         13,317     20,467
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000        $10.859          $8.639        $10.806    $11.791
Accumulation Unit Value, End of Period               $10.859         $8.639         $10.806        $11.791    $12.185
Number of Units Outstanding, End of Period            37,096         53,020          64,557         59,363     59,641
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period         $10.000         $5.007          $3.466         $4.189     $4.184
Accumulation Unit Value, End of Period                $5.007         $3.466          $4.189         $4.185     $4.279
Number of Units Outstanding, End of Period             5,081          7,909           8,177         22,808      9,996
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period         $10.000         $9.481          $7.416         $8.622     $9.070
Accumulation Unit Value, End of Period                $9.481         $7.416          $8.622         $9.070    $10.083
Number of Units Outstanding, End of Period            10,537         15,195          13,182         13,317     13,459
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000         $9.109          $8.880        $11.035    $11.979
Accumulation Unit Value, End of Period                $9.109         $8.880         $11.035        $11.979    $12.128
Number of Units Outstanding, End of Period            15,815         22,821          23,514         26,185     24,816
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period         $10.000        $11.103         $11.763        $12.062    $12.370
Accumulation Unit Value, End of Period               $11.103        $11.763         $12.062        $12.370    $12.435
Number of Units Outstanding, End of Period            12,932         28,805          21,508         15,612     14,592
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period         $10.000         $6.853          $5.541         $6.993     $7.980
Accumulation Unit Value, End of Period                $6.853         $5.541          $6.993         $7.980     $8.792
Number of Units Outstanding, End of Period            31,753         40,029          37,136         42,325     45,879
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000         $8.124          $6.879         $9.312    $11.064
Accumulation Unit Value, End of Period                $8.124         $6.879          $9.312        $11.064    $12.397
Number of Units Outstanding, End of Period             3,166          3,485           9,427          9,350     10,037
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period         $10.000         $3.962          $3.360         $4.396     $4.893
Accumulation Unit Value, End of Period                $3.962         $3.360          $4.396         $4.893     $5.687
Number of Units Outstanding, End of Period             4,300          3,435           2,707          3,649      2,337
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period         $10.000         $6.351          $4.748         $5.928     $6.557
Accumulation Unit Value, End of Period                $6.351         $4.748          $5.928         $6.557     $7.006
Number of Units Outstanding, End of Period            20,235         42,146          41,889         39,969     39,706
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period             N/A            N/A         $10.000        $12.753    $14.458
Accumulation Unit Value, End of Period                   N/A            N/A         $12.753        $14.458    $15.965
Number of Units Outstanding, End of Period               N/A            N/A               0              0          0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000        $10.566         $10.499        $10.362    $10.243
Accumulation Unit Value, End of Period               $10.566        $10.499         $10.362        $10.243    $10.313
Number of Units Outstanding, End of Period            11,668         18,786           9,975          7,790      6,833
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period         $10.000         $4.670          $3.186         $4.144     $4.489
Accumulation Unit Value, End of Period                $4.670         $3.186          $4.144         $4.489     $4.849
Number of Units Outstanding, End of Period            34,996         48,563          44,765         55,939     42,407
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period         $10.000        $13.571         $11.247        $14.632    $16.586
Accumulation Unit Value, End of Period               $13.571        $11.247         $14.632        $16.586    $17.248
Number of Units Outstanding, End of Period            17,422         21,489          22,190         22,330     19,800
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period         $10.000         $2.186          $1.455         $1.939     $2.067
Accumulation Unit Value, End of Period                $2.186         $1.455          $1.939         $2.067     $2.189
Number of Units Outstanding, End of Period             3,899         75,747          73,235         47,032     36,607
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period         $10.000         $8.232          $6.289         $7.740     $8.175
Accumulation Unit Value, End of Period                $8.232         $6.289          $7.740         $8.175     $8.431
Number of Units Outstanding, End of Period            25,659         29,847          26,677         26,253     24,858
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000        $13.923         $11.174        $16.421    $20.353
Accumulation Unit Value, End of Period               $13.923        $11.174         $16.421        $20.353    $21.394
Number of Units Outstanding, End of Period            12,150         27,802          25,605         20,098     21,375
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000         $9.083          $6.771         $8.300     $9.911
Accumulation Unit Value, End of Period                $9.083         $6.771          $8.300         $9.911    $10.567
Number of Units Outstanding, End of Period             1,452          1,591           1,685          1,660      1,652
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period         $10.000         $5.552          $3.784         $4.948     $5.763
Accumulation Unit Value, End of Period                $5.552         $3.784          $4.948         $5.763     $6.347
Number of Units Outstanding, End of Period            27,027         32,676          21,772         22,087     22,381
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000         $6.114          $4.411         $5.411     $5.581
Accumulation Unit Value, End of Period                $6.114         $4.411          $5.411         $5.581     $5.793
Number of Units Outstanding, End of Period            19,683         58,311         114,107        101,109     78,753


For the Years Beginning January 1* and Ending
December 31,                                       2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period         $12.201
Accumulation Unit Value, End of Period               $12.367
Number of Units Outstanding, End of Period            15,770
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period          $8.606
Accumulation Unit Value, End of Period                $9.493
Number of Units Outstanding, End of Period             1,925
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period         $16.168
Accumulation Unit Value, End of Period               $18.294
Number of Units Outstanding, End of Period             2,075
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period          $4.956
Accumulation Unit Value, End of Period                $5.405
Number of Units Outstanding, End of Period            10,040
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period         $13.219
Accumulation Unit Value, End of Period               $13.799
Number of Units Outstanding, End of Period            16,010
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period         $13.657
Accumulation Unit Value, End of Period               $15.940
Number of Units Outstanding, End of Period             4,001
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period         $12.693
Accumulation Unit Value, End of Period               $13.951
Number of Units Outstanding, End of Period             8,340
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period         $10.088
Accumulation Unit Value, End of Period               $11.181
Number of Units Outstanding, End of Period                 0
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period          $5.649
Accumulation Unit Value, End of Period                $6.835
Number of Units Outstanding, End of Period            12,687
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $12.185
Accumulation Unit Value, End of Period               $13.870
Number of Units Outstanding, End of Period            51,871
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period          $4.279
Accumulation Unit Value, End of Period                $4.562
Number of Units Outstanding, End of Period            12,358
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period         $10.083
Accumulation Unit Value, End of Period               $10.178
Number of Units Outstanding, End of Period            13,212
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period         $12.128
Accumulation Unit Value, End of Period               $13.163
Number of Units Outstanding, End of Period            14,994
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period         $12.435
Accumulation Unit Value, End of Period               $12.764
Number of Units Outstanding, End of Period            13,132
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period          $8.792
Accumulation Unit Value, End of Period               $11.028
Number of Units Outstanding, End of Period            31,645
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $12.397
Accumulation Unit Value, End of Period               $15.489
Number of Units Outstanding, End of Period             5,850
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period          $5.687
Accumulation Unit Value, End of Period                $7.045
Number of Units Outstanding, End of Period             4,201
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period          $7.006
Accumulation Unit Value, End of Period                $7.839
Number of Units Outstanding, End of Period            34,992
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $15.965
Accumulation Unit Value, End of Period               $18.041
Number of Units Outstanding, End of Period             1,671
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.313
Accumulation Unit Value, End of Period               $10.573
Number of Units Outstanding, End of Period             5,912
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period          $4.849
Accumulation Unit Value, End of Period                $5.170
Number of Units Outstanding, End of Period            35,217
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period         $17.248
Accumulation Unit Value, End of Period               $19.651
Number of Units Outstanding, End of Period            15,722
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period          $2.189
Accumulation Unit Value, End of Period                $2.417
Number of Units Outstanding, End of Period            24,764
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period          $8.431
Accumulation Unit Value, End of Period                $9.216
Number of Units Outstanding, End of Period            19,141
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         $21.394
Accumulation Unit Value, End of Period               $24.643
Number of Units Outstanding, End of Period            17,744
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.567
Accumulation Unit Value, End of Period               $13.183
Number of Units Outstanding, End of Period             4,503
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period          $6.347
Accumulation Unit Value, End of Period                $6.573
Number of Units Outstanding, End of Period            23,693
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period          $5.793
Accumulation Unit Value, End of Period                $5.998
Number of Units Outstanding, End of Period            71,825


* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and
Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.







PUTNAM ALLSTATE  ADVISOR PLUS CONTRACTS:  ACCUMULATION  UNIT VALUE AND NUMBER OF ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE EARNINGS  PROTECTION  DEATH BENEFIT  OPTION) (AGES 66-75)




For the Years Beginning January 1* and Ending
December 31,                                              2001         2002            2003         2004         2005
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period           $10.000      $11.393         $12.161      $12.110      $12.189
Accumulation Unit Value, End of Period                 $11.393      $12.161         $12.110      $12.189      $12.114
Number of Units Outstanding, End of Period               4,696       17,794          17,531       12,971       10,505
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period           $10.000       $7.710          $5.870       $7.182       $8.078
Accumulation Unit Value, End of Period                  $7.710       $5.870          $7.182       $8.078       $8.545
Number of Units Outstanding, End of Period               1,520        1,514           1,507        1,500        1,493
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period               N/A          N/A         $10.000      $12.871      $14.907
Accumulation Unit Value, End of Period                     N/A          N/A         $12.871      $14.907      $16.102
Number of Units Outstanding, End of Period                 N/A          N/A               0            0            0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period           $10.000       $4.964          $3.427       $4.436       $4.679
Accumulation Unit Value, End of Period                  $4.964       $3.427          $4.436       $4.679       $4.920
Number of Units Outstanding, End of Period               2,071        7,841           7,809        7,782        7,756
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period           $10.000       $9.925         $10.306      $12.131      $12.989
Accumulation Unit Value, End of Period                  $9.925      $10.306         $12.131      $12.989      $13.125
Number of Units Outstanding, End of Period               6,937       11,140          10,904       10,690       10,497
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period               N/A          N/A         $10.000      $11.992      $13.148
Accumulation Unit Value, End of Period                     N/A          N/A         $11.992      $13.148      $13.602
Number of Units Outstanding, End of Period                 N/A          N/A               0            0            0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period           $10.000      $11.344         $10.150      $11.648      $12.358
Accumulation Unit Value, End of Period                 $11.344      $10.150         $11.648      $12.358      $12.602
Number of Units Outstanding, End of Period              17,781       22,657          22,855       22,361       22,898
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period           $10.000       $8.707          $7.468       $8.926       $9.549
Accumulation Unit Value, End of Period                  $8.707       $7.468          $8.926       $9.549      $10.016
Number of Units Outstanding, End of Period               1,419        1,413           1,406        1,399        1,393
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period           $10.000       $4.893          $3.723       $4.717       $5.258
Accumulation Unit Value, End of Period                  $4.893       $3.723          $4.717       $5.258       $5.609
Number of Units Outstanding, End of Period               3,442        4,646           4,862        4,044        3,878
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000      $10.848          $8.617      $10.762      $11.725
Accumulation Unit Value, End of Period                 $10.848       $8.617         $10.762      $11.725      $12.098
Number of Units Outstanding, End of Period              18,441       26,688          30,372       31,097       28,425
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000       $5.001          $3.458       $4.172       $4.162
Accumulation Unit Value, End of Period                  $5.001       $3.458          $4.172       $4.162       $4.249
Number of Units Outstanding, End of Period               9,303        7,996           7,956        7,946        7,937
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period           $10.000       $9.472          $7.397       $8.587       $9.019
Accumulation Unit Value, End of Period                  $9.472       $7.397          $8.587       $9.019      $10.011
Number of Units Outstanding, End of Period               5,974        6,262           6,245        6,222        6,220
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period           $10.000       $9.186          $8.857      $10.990      $11.912
Accumulation Unit Value, End of Period                  $9.186       $8.857         $10.990      $11.912      $12.042
Number of Units Outstanding, End of Period                   0          656             739          603          601
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period           $10.000      $11.092         $11.733      $12.013      $12.301
Accumulation Unit Value, End of Period                 $11.092      $11.733         $12.013      $12.301      $12.347
Number of Units Outstanding, End of Period               7,348       15,797          15,720        9,068        8,766
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period           $10.000       $6.846          $5.527       $6.965       $7.935
Accumulation Unit Value, End of Period                  $6.846       $5.527          $6.965       $7.935       $8.730
Number of Units Outstanding, End of Period               6,137        9,542           9,263        5,708        6,985
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000       $8.651          $6.862       $9.275      $11.002
Accumulation Unit Value, End of Period                  $8.651       $6.862          $9.275      $11.002      $12.309
Number of Units Outstanding, End of Period                   0            0               0            0          928
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000       $4.100          $3.352       $4.378       $4.866
Accumulation Unit Value, End of Period                  $4.100       $3.352          $4.378       $4.866       $5.647
Number of Units Outstanding, End of Period                   0            0               0            0            0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period           $10.000       $6.345          $4.736       $5.904       $6.520
Accumulation Unit Value, End of Period                  $6.345       $4.736          $5.904       $6.520       $6.957
Number of Units Outstanding, End of Period              25,754       16,560          16,386       13,656       13,648
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period               N/A          N/A         $10.000      $12.741      $14.422
Accumulation Unit Value, End of Period                     N/A          N/A         $12.741      $14.422      $15.900
Number of Units Outstanding, End of Period                 N/A          N/A               0            0            0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period           $10.000      $10.543         $10.473      $10.320      $10.186
Accumulation Unit Value, End of Period                 $10.543      $10.473         $10.320      $10.186      $10.240
Number of Units Outstanding, End of Period                   0            0               0            0            0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000       $4.665          $3.178       $4.127       $4.464
Accumulation Unit Value, End of Period                  $4.665       $3.178          $4.127       $4.464       $4.815
Number of Units Outstanding, End of Period              11,564       13,156          12,331        9,757        9,355
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period           $10.000      $13.557         $11.219      $14.573      $16.493
Accumulation Unit Value, End of Period                 $13.557      $11.219         $14.573      $16.493      $17.125
Number of Units Outstanding, End of Period              12,146       10,967          10,707       10,441       10,264
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period           $10.000       $2.184          $1.451       $1.932       $2.055
Accumulation Unit Value, End of Period                  $2.184       $1.451          $1.932       $2.055       $2.174
Number of Units Outstanding, End of Period              17,382       16,884          16,863        4,250        4,232
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period           $10.000       $8.224          $6.273       $7.708       $8.130
Accumulation Unit Value, End of Period                  $8.224       $6.273          $7.708       $8.130       $8.371
Number of Units Outstanding, End of Period               6,551       12,159          11,744       11,798       11,591
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period           $10.000      $13.909         $11.146      $16.355      $20.239
Accumulation Unit Value, End of Period                 $13.909      $11.146         $16.355      $20.239      $21.242
Number of Units Outstanding, End of Period               2,909        7,191           7,912        7,793        7,755
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000       $9.074          $6.754       $8.266       $9.855
Accumulation Unit Value, End of Period                  $9.074       $6.754          $8.266       $9.855      $10.492
Number of Units Outstanding, End of Period               6,461        6,746           6,740        6,734        6,729
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period           $10.000       $5.546          $3.774       $4.928       $5.731
Accumulation Unit Value, End of Period                  $5.546       $3.774          $4.928       $5.731       $6.302
Number of Units Outstanding, End of Period               6,359        5,145           4,857        3,026        3,013
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period           $10.000       $6.108          $4.400       $5.389       $5.550
Accumulation Unit Value, End of Period                  $6.108       $4.400          $5.389       $5.550       $5.752
Number of Units Outstanding, End of Period              13,462       16,420          20,022       15,451       12,129


For the Years Beginning January 1* and Ending
December 31,                                        2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period           $12.114
Accumulation Unit Value, End of Period                 $12.261
Number of Units Outstanding, End of Period               7,309
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $8.545
Accumulation Unit Value, End of Period                  $9.411
Number of Units Outstanding, End of Period               1,487
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $16.102
Accumulation Unit Value, End of Period                 $18.191
Number of Units Outstanding, End of Period                   0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period            $4.920
Accumulation Unit Value, End of Period                  $5.359
Number of Units Outstanding, End of Period               7,730
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period           $13.125
Accumulation Unit Value, End of Period                 $13.680
Number of Units Outstanding, End of Period              10,318
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period           $13.602
Accumulation Unit Value, End of Period                 $15.851
Number of Units Outstanding, End of Period                   0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period           $12.602
Accumulation Unit Value, End of Period                 $13.831
Number of Units Outstanding, End of Period              22,152
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period           $10.016
Accumulation Unit Value, End of Period                 $11.084
Number of Units Outstanding, End of Period               1,387
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period            $5.609
Accumulation Unit Value, End of Period                  $6.777
Number of Units Outstanding, End of Period               3,722
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $12.098
Accumulation Unit Value, End of Period                 $13.750
Number of Units Outstanding, End of Period              29,730
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period            $4.249
Accumulation Unit Value, End of Period                  $4.522
Number of Units Outstanding, End of Period               7,928
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period           $10.011
Accumulation Unit Value, End of Period                 $10.091
Number of Units Outstanding, End of Period               6,039
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period           $12.042
Accumulation Unit Value, End of Period                 $13.050
Number of Units Outstanding, End of Period                 599
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period           $12.347
Accumulation Unit Value, End of Period                 $12.654
Number of Units Outstanding, End of Period               6,023
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period            $8.730
Accumulation Unit Value, End of Period                 $10.933
Number of Units Outstanding, End of Period               6,217
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $12.309
Accumulation Unit Value, End of Period                 $15.356
Number of Units Outstanding, End of Period                 928
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period            $5.647
Accumulation Unit Value, End of Period                  $6.984
Number of Units Outstanding, End of Period                   0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period            $6.957
Accumulation Unit Value, End of Period                  $7.772
Number of Units Outstanding, End of Period              13,103
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period           $15.900
Accumulation Unit Value, End of Period                 $17.940
Number of Units Outstanding, End of Period                   0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period           $10.240
Accumulation Unit Value, End of Period                 $10.482
Number of Units Outstanding, End of Period                   0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period            $4.815
Accumulation Unit Value, End of Period                  $5.125
Number of Units Outstanding, End of Period               8,260
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period           $17.125
Accumulation Unit Value, End of Period                 $19.481
Number of Units Outstanding, End of Period               9,435
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period            $2.174
Accumulation Unit Value, End of Period                  $2.396
Number of Units Outstanding, End of Period               4,213
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period            $8.371
Accumulation Unit Value, End of Period                  $9.137
Number of Units Outstanding, End of Period              10,532
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period           $21.242
Accumulation Unit Value, End of Period                 $24.431
Number of Units Outstanding, End of Period               6,726
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.492
Accumulation Unit Value, End of Period                 $13.070
Number of Units Outstanding, End of Period               6,724
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period            $6.302
Accumulation Unit Value, End of Period                  $6.516
Number of Units Outstanding, End of Period               2,675
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $5.752
Accumulation Unit Value, End of Period                  $5.946
Number of Units Outstanding, End of Period              11,776


* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and
Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.






PUTNAM ALLSTATE  ADVISOR PLUS CONTRACTS:  ACCUMULATION  UNIT VALUE AND NUMBER OF ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT  SINCE CONTRACTS WERE  FIRST  OFFERED*  (WITH THE  ENHANCED  BENEFICIARY  PROTECTION  OPTION  AND EARNINGS PROTECTION
DEATH BENEFIT OPTION) (AGE 65 OR YOUNGER)




For the Years Beginning January 1* and Ending
December 31,                                              2001         2002            2003           2004         2005
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period           $10.000      $11.372         $12.139        $12.088      $12.167
Accumulation Unit Value, End of Period                 $11.372      $12.139         $12.088        $12.167      $12.092
Number of Units Outstanding, End of Period              11,607       29,625          18,587         12,264       12,734
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period           $10.000       $7.703          $5.865         $7.176       $8.071
Accumulation Unit Value, End of Period                  $7.703       $5.865          $7.176         $8.071       $8.537
Number of Units Outstanding, End of Period              27,701       22,735          22,471         17,843       17,061
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period               N/A          N/A         $10.000        $12.871      $14.907
Accumulation Unit Value, End of Period                     N/A          N/A         $12.871        $14.907      $16.102
Number of Units Outstanding, End of Period                 N/A          N/A               0              0            0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period           $10.000       $5.155          $3.424         $4.432       $4.675
Accumulation Unit Value, End of Period                  $5.155       $3.424          $4.432         $4.675       $4.916
Number of Units Outstanding, End of Period                   0       10,114          11,261         10,553       10,530
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period           $10.000       $9.907         $10.287        $12.109      $12.966
Accumulation Unit Value, End of Period                  $9.907      $10.287         $12.109        $12.966      $13.101
Number of Units Outstanding, End of Period               5,476           11          10,060         10,115        9,923
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period               N/A          N/A         $10.000        $11.992      $13.148
Accumulation Unit Value, End of Period                     N/A          N/A         $11.992        $13.148      $13.602
Number of Units Outstanding, End of Period                 N/A          N/A             454            453          452
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period           $10.000      $11.323         $10.132        $11.627      $12.336
Accumulation Unit Value, End of Period                 $11.323      $10.132         $11.627        $12.336      $15.580
Number of Units Outstanding, End of Period              34,076       23,297          25,721         23,313       22,633
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period           $10.000       $8.691          $7.455         $8.910       $9.532
Accumulation Unit Value, End of Period                  $8.691       $7.455          $8.910         $9.532       $9.998
Number of Units Outstanding, End of Period                 574          817           1,366          1,390        1,372
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period           $10.000       $4.884          $3.716         $4.709       $5.249
Accumulation Unit Value, End of Period                  $4.884       $3.716          $4.709         $5.249       $5.599
Number of Units Outstanding, End of Period              23,440       30,520          32,387         33,385       33,169
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000      $10.828          $8.601        $10.743      $11.704
Accumulation Unit Value, End of Period                 $10.828       $8.601         $10.743        $11.704      $12.076
Number of Units Outstanding, End of Period              77,033       91,704          86,267         81,096       79,682
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000       $4.992          $3.451         $4.164       $4.154
Accumulation Unit Value, End of Period                  $4.992       $3.451          $4.164         $4.154       $4.241
Number of Units Outstanding, End of Period              23,212       25,811          24,883         17,563       16,358
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period           $10.000       $9.454          $7.384         $8.572       $9.003
Accumulation Unit Value, End of Period                  $9.454       $7.384          $8.572         $9.003       $9.993
Number of Units Outstanding, End of Period              31,409       29,312          28,446         32,096       31,252
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period           $10.000       $9.083          $8.841        $10.970      $11.890
Accumulation Unit Value, End of Period                  $9.083       $8.841         $10.970        $11.890      $12.020
Number of Units Outstanding, End of Period               3,526       10,383          12,332          9,798        8,344
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period           $10.000      $11.072         $11.712        $11.992      $12.279
Accumulation Unit Value, End of Period                 $11.072      $11.712         $11.992        $12.279      $12.324
Number of Units Outstanding, End of Period              30,539       38,894          35,571         30,631       30,525
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period           $10.000       $6.834          $5.517         $6.952       $7.921
Accumulation Unit Value, End of Period                  $6.834       $5.517          $6.952         $7.921       $8.714
Number of Units Outstanding, End of Period              35,821       62,304          54,739         62,928       62,761
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000       $8.101          $6.849         $9.258      $10.982
Accumulation Unit Value, End of Period                  $8.101       $6.849          $9.258        $10.982      $12.287
Number of Units Outstanding, End of Period               5,125        6,642           8,832         11,161           11
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000       $3.951          $3.346         $4.370       $4.857
Accumulation Unit Value, End of Period                  $3.951       $3.346          $4.370         $4.857       $5.637
Number of Units Outstanding, End of Period               9,417       19,288          21,418         28,551       27,659
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period           $10.000       $6.333          $4.727         $5.893       $6.509
Accumulation Unit Value, End of Period                  $6.333       $4.727          $5.893         $6.509       $6.944
Number of Units Outstanding, End of Period              33,986       20,471          15,449         13,960       12,271
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period               N/A          N/A         $10.000        $12.741      $14.422
Accumulation Unit Value, End of Period                     N/A          N/A         $12.741        $14.422      $15.900
Number of Units Outstanding, End of Period                 N/A          N/A             271            498          490
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period           $10.000      $10.536         $10.454        $10.301      $10.167
Accumulation Unit Value, End of Period                 $10.536      $10.454         $10.301        $10.167      $10.222
Number of Units Outstanding, End of Period              11,133       21,809          17,754         14,780       10,371
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000       $4.656          $3.172         $4.119       $4.455
Accumulation Unit Value, End of Period                  $4.656       $3.172          $4.119         $4.455       $4.806
Number of Units Outstanding, End of Period              66,807       62,435          67,581         68,465       64,622
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period           $10.000      $13.533         $11.198        $14.546      $16.463
Accumulation Unit Value, End of Period                 $13.533      $11.198         $14.546        $16.463      $17.094
Number of Units Outstanding, End of Period              32,556       40,327          39,945         38,789       37,226
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period           $10.000       $2.180          $1.449         $1.928       $2.052
Accumulation Unit Value, End of Period                  $2.180       $1.449          $1.928         $2.052       $2.170
Number of Units Outstanding, End of Period              59,395       95,789          78,574         85,012       82,198
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period           $10.000       $8.209          $6.262         $7.694       $8.115
Accumulation Unit Value, End of Period                  $8.209       $6.262          $7.694         $8.115       $8.356
Number of Units Outstanding, End of Period              18,133       26,459          25,550         31,252       30,695
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period           $10.000      $13.884         $11.126        $16.325      $20.203
Accumulation Unit Value, End of Period                 $13.884      $11.126         $16.325        $20.203      $21.203
Number of Units Outstanding, End of Period              46,067       52,552          49,574         52,133       50,561
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000       $9.057          $6.741         $8.251       $9.838
Accumulation Unit Value, End of Period                  $9.057       $6.741          $8.251         $9.838      $10.473
Number of Units Outstanding, End of Period                 848        4,169           4,245          4,104        3,983
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period           $10.000       $5.536          $3.767         $4.919       $5.720
Accumulation Unit Value, End of Period                  $5.536       $3.767          $4.919         $5.720       $6.290
Number of Units Outstanding, End of Period             101,657       89,328          95,139         97,671       92,136
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period           $10.000       $6.097          $4.392         $5.379       $5.540
Accumulation Unit Value, End of Period                  $6.097       $4.392          $5.379         $5.540       $5.741
Number of Units Outstanding, End of Period              53,847       96,293          88,245         86,416       82,195



For the Years Beginning January 1* and Ending
December 31,                                        2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period           $12.092
Accumulation Unit Value, End of Period                 $12.239
Number of Units Outstanding, End of Period              12,887
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $8.537
Accumulation Unit Value, End of Period                  $9.403
Number of Units Outstanding, End of Period               8,066
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $16.102
Accumulation Unit Value, End of Period                 $18.191
Number of Units Outstanding, End of Period                   0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period            $4.916
Accumulation Unit Value, End of Period                  $5.354
Number of Units Outstanding, End of Period               8,370
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period           $13.101
Accumulation Unit Value, End of Period                 $13.655
Number of Units Outstanding, End of Period               9,318
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period           $13.602
Accumulation Unit Value, End of Period                 $15.851
Number of Units Outstanding, End of Period               2,958
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period           $12.580
Accumulation Unit Value, End of Period                 $13.806
Number of Units Outstanding, End of Period              22,406
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period            $9.998
Accumulation Unit Value, End of Period                 $11.064
Number of Units Outstanding, End of Period               1,340
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period            $5.599
Accumulation Unit Value, End of Period                  $6.764
Number of Units Outstanding, End of Period              30,644
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $12.076
Accumulation Unit Value, End of Period                 $13.725
Number of Units Outstanding, End of Period              73,306
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period            $4.241
Accumulation Unit Value, End of Period                  $4.514
Number of Units Outstanding, End of Period              11,335
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period            $9.993
Accumulation Unit Value, End of Period                 $10.072
Number of Units Outstanding, End of Period              22,968
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period           $12.020
Accumulation Unit Value, End of Period                 $13.026
Number of Units Outstanding, End of Period               5,843
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period           $12.324
Accumulation Unit Value, End of Period                 $12.631
Number of Units Outstanding, End of Period              27,354
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period            $8.714
Accumulation Unit Value, End of Period                 $10.913
Number of Units Outstanding, End of Period              49,847
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $12.287
Accumulation Unit Value, End of Period                 $15.328
Number of Units Outstanding, End of Period              13,406
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period            $5.637
Accumulation Unit Value, End of Period                  $6.972
Number of Units Outstanding, End of Period              27,573
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period            $6.944
Accumulation Unit Value, End of Period                  $7.758
Number of Units Outstanding, End of Period              10,760
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period           $15.900
Accumulation Unit Value, End of Period                 $17.940
Number of Units Outstanding, End of Period                 485
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period           $10.222
Accumulation Unit Value, End of Period                 $10.463
Number of Units Outstanding, End of Period              16,515
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period            $4.806
Accumulation Unit Value, End of Period                  $5.116
Number of Units Outstanding, End of Period              53,432
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period           $17.094
Accumulation Unit Value, End of Period                 $19.446
Number of Units Outstanding, End of Period              30,448
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period            $2.170
Accumulation Unit Value, End of Period                  $2.392
Number of Units Outstanding, End of Period              75,579
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period            $8.356
Accumulation Unit Value, End of Period                  $9.120
Number of Units Outstanding, End of Period              23,074
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period           $21.203
Accumulation Unit Value, End of Period                 $24.387
Number of Units Outstanding, End of Period              38,690
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.473
Accumulation Unit Value, End of Period                 $13.046
Number of Units Outstanding, End of Period               4,380
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period            $6.290
Accumulation Unit Value, End of Period                  $6.504
Number of Units Outstanding, End of Period              83,568
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $5.741
Accumulation Unit Value, End of Period                  $5.935
Number of Units Outstanding, End of Period              66,855


* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Enhanced
Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT
Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.95%.












PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)



For the Years Beginning January 1* and Ending
December 31,                                              2000            2001           2002         2003         2004
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period           $10.000         $10.741        $11.237      $12.013      $11.980
Accumulation Unit Value, End of Period                 $10.741         $11.237        $12.013      $11.980      $12.078
Number of Units Outstanding, End of Period                   0          41,540         77,146       56,002       48,670
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period           $10.000          $9.119         $7.709       $5.878       $7.203
Accumulation Unit Value, End of Period                  $9.119          $7.709         $5.878       $7.203       $8.114
Number of Units Outstanding, End of Period                   0          22,254         72,164       74,374       70,120
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period               N/A             N/A            N/A      $10.000      $12.884
Accumulation Unit Value, End of Period                     N/A             N/A            N/A      $12.884      $14.945
Number of Units Outstanding, End of Period                 N/A             N/A            N/A      209,837          104
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period           $10.000          $7.302         $4.963       $3.432       $4.449
Accumulation Unit Value, End of Period                  $7.302          $4.963         $3.432       $4.449       $4.700
Number of Units Outstanding, End of Period                   0           3,765         24,777       22,488       21,383
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period           $10.000          $9.912        $10.074      $10.477      $12.351
Accumulation Unit Value, End of Period                  $9.912         $10.074        $10.477      $12.351      $13.245
Number of Units Outstanding, End of Period               5,450          28,421         42,108       40,849       52,855
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period               N/A             N/A            N/A      $10.000      $12.004
Accumulation Unit Value, End of Period                     N/A             N/A            N/A      $12.004      $13.181
Number of Units Outstanding, End of Period                 N/A             N/A            N/A          223        2,797
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period           $10.000         $10.873        $10.725       $9.611      $11.046
Accumulation Unit Value, End of Period                 $10.873         $10.725         $9.611      $11.046      $11.737
Number of Units Outstanding, End of Period                 461          17,197         47,268       53,713       51,858
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period           $10.000          $9.699         $8.713       $7.484       $8.959
Accumulation Unit Value, End of Period                  $9.699          $8.713         $7.484       $8.959       $9.599
Number of Units Outstanding, End of Period               2,983           8,340         24,192       19,413       18,201
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period           $10.000          $7.461         $5.145       $3.921       $4.976
Accumulation Unit Value, End of Period                  $7.461          $5.145         $3.921       $4.976       $5.555
Number of Units Outstanding, End of Period               5,344          26,885         17,230       19,624       18,863
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000         $10.834         $9.958       $7.922       $9.909
Accumulation Unit Value, End of Period                 $10.834          $9.958         $7.922       $9.909      $10.812
Number of Units Outstanding, End of Period              29,010         135,441        272,704      242,304      221,808
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000          $7.357         $4.905       $3.396       $4.104
Accumulation Unit Value, End of Period                  $7.357          $4.905         $3.396       $4.104       $4.101
Number of Units Outstanding, End of Period              66,432         147,862        199,911      209,837      280,301
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period           $10.000         $12.207         $9.618       $7.524       $8.747
Accumulation Unit Value, End of Period                 $12.207          $9.618         $7.524       $8.747       $9.201
Number of Units Outstanding, End of Period               1,459           9,401         13,106       16,227       27,201
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period           $10.000          $9.145         $9.307       $9.073      $11.275
Accumulation Unit Value, End of Period                  $9.145          $9.307         $9.073      $11.275      $12.240
Number of Units Outstanding, End of Period               2,519          14,259         28,759       39,363       45,960
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period           $10.000         $10.604        $11.172      $11.836      $12.137
Accumulation Unit Value, End of Period                 $10.604         $11.172        $11.836      $12.137      $12.447
Number of Units Outstanding, End of Period                 129          15,056         83,118       74,879       78,117
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period           $10.000          $9.154         $7.135       $5.769       $7.281
Accumulation Unit Value, End of Period                  $9.154          $7.135         $5.769       $7.281       $8.308
Number of Units Outstanding, End of Period              30,807          86,352        195,339      158,436      139,656
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000          $9.977         $7.758       $6.569       $8.893
Accumulation Unit Value, End of Period                  $9.977          $7.758         $6.569       $8.893      $10.565
Number of Units Outstanding, End of Period               1,633          31,635         49,812       47,622       45,770
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000          $6.623         $4.638       $3.934       $5.146
Accumulation Unit Value, End of Period                  $6.623          $4.638         $3.934       $5.146       $5.728
Number of Units Outstanding, End of Period              14,011          21,788         33,399       27,083       24,899
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period           $10.000          $8.347         $6.165       $4.609       $5.754
Accumulation Unit Value, End of Period                  $8.347          $6.165         $4.609       $5.754       $6.365
Number of Units Outstanding, End of Period              63,192         103,926         87,628       91,950       80,575
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period               N/A             N/A            N/A      $10.000      $12.753
Accumulation Unit Value, End of Period                     N/A             N/A            N/A      $12.753      $14.458
Number of Units Outstanding, End of Period                 N/A             N/A            N/A          211        6,271
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period           $10.000         $10.281        $10.476      $10.410      $10.274
Accumulation Unit Value, End of Period                 $10.281         $10.476        $10.410      $10.274      $10.155
Number of Units Outstanding, End of Period                   0          11,827         27,176       91,950       15,946
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000          $7.145         $4.901       $3.344       $4.349
Accumulation Unit Value, End of Period                  $7.145          $4.901         $3.344       $4.349       $4.711
Number of Units Outstanding, End of Period              27,467         129,106        206,902      196,015      158,361
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period           $10.000         $11.974        $12.148      $10.067      $13.097
Accumulation Unit Value, End of Period                 $11.974         $12.148        $10.067      $13.097      $14.846
Number of Units Outstanding, End of Period              10,866          68,963        140,505      142,195      138,540
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period           $10.000          $6.118         $3.262       $2.171       $2.893
Accumulation Unit Value, End of Period                  $6.118          $3.262         $2.171       $2.893       $3.084
Number of Units Outstanding, End of Period              16,542         27,.341         37,142       25,842       22,048
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period           $10.000          $9.571         $7.628       $5.827       $7.171
Accumulation Unit Value, End of Period                  $9.571          $7.628         $5.827       $7.171       $7.575
Number of Units Outstanding, End of Period              15,213          62,169        111,007      106,068       85,801
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period           $10.000         $11.532        $13.377      $10.736      $15.777
Accumulation Unit Value, End of Period                 $11.532         $13.377        $10.736      $15.777      $19.555
Number of Units Outstanding, End of Period              10,172          36,049         70,905       62,922       60,295
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000         $11.197         $8.540       $6.366       $7.804
Accumulation Unit Value, End of Period                 $11.197          $8.540         $6.366       $7.804       $9.319
Number of Units Outstanding, End of Period               2,551          17,321         18,888       16,554       25,992
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period           $10.000          $8.452         $5.518       $3.761       $4.918
Accumulation Unit Value, End of Period                  $8.452          $5.518         $3.761       $4.918       $5.728
Number of Units Outstanding, End of Period              38,002         118,606        167,461      243,080      258,076
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period           $10.000          $8.211         $6.256       $4.513       $5.536
Accumulation Unit Value, End of Period                  $8.211          $6.256         $4.513       $5.536       $5.710
Number of Units Outstanding, End of Period             163,084         282,238        408,355      363,739      356,761





For the Years Beginning January 1* and
Ending December 31,                                          2005          2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period                   $12.078   $12.021
Accumulation Unit Value, End of Period                         $12.021      $12.186
Number of Units Outstanding, End of Period                      50,722       43,977
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                    $8.114       $8.596
Accumulation Unit Value, End of Period                          $8.596       $9.482
Number of Units Outstanding, End of Period                      40,134       34,989
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                   $14.945      $16.168
Accumulation Unit Value, End of Period                         $16.168      $18.294
Number of Units Outstanding, End of Period                          48        1,850
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period                    $4.700       $4.950
Accumulation Unit Value, End of Period                          $4.950       $5.399
Number of Units Outstanding, End of Period                      13,979       13,457
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period                   $13.245      $13.404
Accumulation Unit Value, End of Period                         $13.404      $13.992
Number of Units Outstanding, End of Period                      52,667       45,691
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period                   $13.181      $13.657
Accumulation Unit Value, End of Period                         $13.657      $15.940
Number of Units Outstanding, End of Period                       4,157        6,031
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period                   $11.737       $9.936
Accumulation Unit Value, End of Period                         $11.988      $12.396
Number of Units Outstanding, End of Period                      43,832       33,280
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                    $9.599      $10.084
Accumulation Unit Value, End of Period                         $10.084      $11.177
Number of Units Outstanding, End of Period                      17,789       15,704
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period                    $5.555       $5.934
Accumulation Unit Value, End of Period                          $5.934       $7.181
Number of Units Outstanding, End of Period                      13,612       10,222
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                   $10.812      $11.173
Accumulation Unit Value, End of Period                         $11.173      $12.719
Number of Units Outstanding, End of Period                     178,056      139,397
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                    $4.101       $4.193
Accumulation Unit Value, End of Period                          $4.193       $4.470
Number of Units Outstanding, End of Period                     275,130      286,675
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period                    $9.201      $10.229
Accumulation Unit Value, End of Period                         $10.229      $10.325
Number of Units Outstanding, End of Period                      27,703       27,971
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period                   $12.240      $12.392
Accumulation Unit Value, End of Period                         $12.392      $13.450
Number of Units Outstanding, End of Period                      41,020       35,640
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period                   $12.447      $12.512
Accumulation Unit Value, End of Period                         $12.512      $12.843
Number of Units Outstanding, End of Period                      68,984       60,944
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                    $8.308       $9.154
Accumulation Unit Value, End of Period                          $9.154      $11.482
Number of Units Outstanding, End of Period                     107,497       86,834
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                   $10.565      $11.838
Accumulation Unit Value, End of Period                         $11.838      $14.791
Number of Units Outstanding, End of Period                      40,872       38,160
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                    $5.728       $6.658
Accumulation Unit Value, End of Period                          $6.658       $8.247
Number of Units Outstanding, End of Period                       6,012       19,259
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                    $6.365       $6.801
Accumulation Unit Value, End of Period                          $6.801       $7.609
Number of Units Outstanding, End of Period                      74,172       67,441
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period                   $14.458      $15.965
Accumulation Unit Value, End of Period                         $15.965      $18.041
Number of Units Outstanding, End of Period                       6,718        5,720
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period                   $10.155      $10.225
Accumulation Unit Value, End of Period                         $10.225      $10.483
Number of Units Outstanding, End of Period                      13,584       12,581
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                    $4.711       $5.089
Accumulation Unit Value, End of Period                          $5.089       $5.426
Number of Units Outstanding, End of Period                     103,464       95,624
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period                   $14.846      $15.438
Accumulation Unit Value, End of Period                         $15.438      $17.589
Number of Units Outstanding, End of Period                     132,245      119,380
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                    $3.084       $3.266
Accumulation Unit Value, End of Period                          $3.266       $3.606
Number of Units Outstanding, End of Period                      15,510       13,056
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                    $7.575       $7.812
Accumulation Unit Value, End of Period                          $7.812       $8.539
Number of Units Outstanding, End of Period                      60,976       51,543
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                   $19.555      $20.554
Accumulation Unit Value, End of Period                         $20.554      $23.676
Number of Units Outstanding, End of Period                      45,876       38,748
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                    $9.319      $11.988
Accumulation Unit Value, End of Period                          $9.936      $13.176
Number of Units Outstanding, End of Period                      38,084       39,455
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                    $5.728       $6.308
Accumulation Unit Value, End of Period                          $6.308       $6.533
Number of Units Outstanding, End of Period                     209,955      168,849
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                    $5.710       $5.927
Accumulation Unit Value, End of Period                          $5.927       $6.137
Number of Units Outstanding, End of Period                     307,379      247,596


* The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS were first offered on April
28, 2000. The Variable Sub-Accounts were first offered with the Enhanced
Beneficiary Protection Option under the PUTNAM ALLSTATE ADVISOR PREFERRED
CONTRACTS on April 28, 2000, except the Putnam VT Technology Sub-Account, which was first offered on July 17, 2000, the Putnam VT Capital Appreciation and
Voyager II Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.






PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE EARNINGS PROTECTION DEATH BENEFIT  OPTION) (AGE 65 OR YOUNGER)



For the Years Beginning January 1* and Ending                2001         2002         2003         2004         2005
December 31,

SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period              $10.000      $11.250      $12.021      $11.983      $12.074
Accumulation Unit Value, End of Period                    $11.250      $12.021      $11.983      $12.074      $12.011
Number of Units Outstanding, End of Period                    801        1,162        1,049        1,116        1,014
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period              $10.000       $7.713       $5.878       $7.200       $8.106
Accumulation Unit Value, End of Period                     $7.713       $5.878       $7.200       $8.106       $8.583
Number of Units Outstanding, End of Period                  4,084        4,069        4,051          930          926
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                  N/A          N/A      $10.000      $12.880      $14.933
Accumulation Unit Value, End of Period                        N/A          N/A      $12.880      $14.933      $16.146
Number of Units Outstanding, End of Period                    N/A          N/A            0            0            0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period              $10.000       $5.159       $3.432       $4.447       $4.695
Accumulation Unit Value, End of Period                     $5.159       $3.432       $4.447       $4.695       $4.942
Number of Units Outstanding, End of Period                      0        3,195        2,778        2,110        1,191
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period              $10.000      $10.086      $10.484      $12.354      $13.241
Accumulation Unit Value, End of Period                    $10.086      $10.484      $12.354      $13.241      $13.393
Number of Units Outstanding, End of Period                  5,676        4,652        3,893        2,352        2,200
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period                  N/A          N/A      $10.000      $12.000      $13.170
Accumulation Unit Value, End of Period                        N/A          N/A      $12.000      $13.170      $13.639
Number of Units Outstanding, End of Period                    N/A          N/A            0            0            0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period              $10.000      $10.738       $9.617      $11.048      $11.734
Accumulation Unit Value, End of Period                    $10.738       $9.617      $11.048      $11.734      $11.978
Number of Units Outstanding, End of Period                    436        1,439        1,038        1,026          685
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period              $10.000       $8.723       $7.490       $8.961       $9.596
Accumulation Unit Value, End of Period                     $8.723       $7.490       $8.961       $9.596      $10.076
Number of Units Outstanding, End of Period                  1,562        1,556        1,549          867          863
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period              $10.000       $5.151       $3.924       $4.977       $5.553
Accumulation Unit Value, End of Period                     $5.151       $3.924       $4.977       $5.553       $5.929
Number of Units Outstanding, End of Period                    610        2,322        1,055            0            0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period              $10.000       $9.970       $7.927       $9.911      $10.809
Accumulation Unit Value, End of Period                     $9.970       $7.927       $9.911      $10.809      $11.164
Number of Units Outstanding, End of Period                  6,041       14,261       13,133        9,611        5,907
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period              $10.000       $5.140       $3.399       $4.105       $4.099
Accumulation Unit Value, End of Period                     $5.140       $3.399       $4.105       $4.099       $4.189
Number of Units Outstanding, End of Period                      0            0            0            0            0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period              $10.000       $9.630       $7.529       $8.748       $9.198
Accumulation Unit Value, End of Period                     $9.630       $7.529       $8.748       $9.198      $10.220
Number of Units Outstanding, End of Period                  4,727        2,379        2,377        1,557        1,556
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period              $10.000       $9.318       $9.080      $11.277      $12.236
Accumulation Unit Value, End of Period                     $9.318       $9.080      $11.277      $12.236      $12.382
Number of Units Outstanding, End of Period                  1,025       18,435        3,279        2,828          865
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period              $10.000      $11.185      $11.844      $12.139      $12.443
Accumulation Unit Value, End of Period                    $11.185      $11.844      $12.139      $12.443      $12.502
Number of Units Outstanding, End of Period                    809        9,411        8,569        7,817        8,166
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period              $10.000       $7.144       $5.773       $7.282       $8.305
Accumulation Unit Value, End of Period                     $7.144       $5.773       $7.282       $8.305       $9.146
Number of Units Outstanding, End of Period                  2,541       14,364       14,000       13,534       13,173
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period              $10.000       $8.277       $6.574       $8.894      $10.562
Accumulation Unit Value, End of Period                     $8.277       $6.574       $8.894      $10.562      $11.828
Number of Units Outstanding, End of Period                      0            0            0            0            0
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period              $10.000       $4.644       $3.936       $5.147       $5.726
Accumulation Unit Value, End of Period                     $4.644       $3.936       $5.147       $5.726       $6.652
Number of Units Outstanding, End of Period                    661        2,134        1,972        1,314            0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period              $10.000       $6.172       $4.612       $5.755       $6.362
Accumulation Unit Value, End of Period                     $6.172       $4.612       $5.755       $6.362       $6.795
Number of Units Outstanding, End of Period                  2,612       10,714       10,600       10,427        8,117
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period                  N/A          N/A      $10.000      $12.749      $14.446
Accumulation Unit Value, End of Period                        N/A          N/A      $12.749      $14.446      $15.944
Number of Units Outstanding, End of Period                    N/A          N/A            0            0            0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period              $10.000      $10.472      $10.417      $10.276      $10.152
Accumulation Unit Value, End of Period                    $10.472      $10.417      $10.276      $10.152      $10.217
Number of Units Outstanding, End of Period                      0       11,326        5,828            0            0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period              $10.000       $4.907       $3.346       $4.350       $4.710
Accumulation Unit Value, End of Period                     $4.907       $3.346       $4.350       $4.710       $5.085
Number of Units Outstanding, End of Period                  4,200       15,119       15,166       12,212       10,637
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period              $10.000      $12.162      $10.074      $13.099      $14.841
Accumulation Unit Value, End of Period                    $12.162      $10.074      $13.099      $14.841      $15.426
Number of Units Outstanding, End of Period                    312        4,006        3,970        3,941        3,926
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period              $10.000       $3.266       $2.173       $2.894       $3.083
Accumulation Unit Value, End of Period                     $3.266       $2.173       $2.894       $3.083       $3.264
Number of Units Outstanding, End of Period                  1,478        6,113        6,077        5,694        5,667
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period              $10.000       $7.637       $5.831       $7.172       $7.572
Accumulation Unit Value, End of Period                     $7.637       $5.831       $7.172       $7.572       $7.805
Number of Units Outstanding, End of Period                  8,988       17,581       17,461       12,182       12,052
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period              $10.000      $13.393      $10.743      $15.780      $19.548
Accumulation Unit Value, End of Period                    $13.393      $10.743      $15.780      $19.548      $20.537
Number of Units Outstanding, End of Period                  1,722        2,842        2,873        1,246        1,240
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period              $10.000       $8.550       $6.371       $7.805       $9.316
Accumulation Unit Value, End of Period                     $8.550       $6.371       $7.805       $9.316       $9.928
Number of Units Outstanding, End of Period                    552            0            0            0            0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period              $10.000       $5.525       $3.763       $4.919       $5.726
Accumulation Unit Value, End of Period                     $5.525       $3.763       $4.919       $5.726       $6.303
Number of Units Outstanding, End of Period                  3,046       13,645       13,530       12,181       12,080
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period              $10.000       $6.263       $4.516       $5.537       $5.708
Accumulation Unit Value, End of Period                     $6.263       $4.516       $5.537       $5.708       $5.922
Number of Units Outstanding, End of Period                  2,798       10,785       10,310        7,697          900




For the Years Beginning January 1* and Ending
December 31,                                           2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period              $12.011
Accumulation Unit Value, End of Period                    $12.169
Number of Units Outstanding, End of Period                     29
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period               $8.583
Accumulation Unit Value, End of Period                     $9.463
Number of Units Outstanding, End of Period                    923
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period              $16.146
Accumulation Unit Value, End of Period                    $18.259
Number of Units Outstanding, End of Period                      0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period               $4.942
Accumulation Unit Value, End of Period                     $5.388
Number of Units Outstanding, End of Period                  1,188
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period              $13.393
Accumulation Unit Value, End of Period                    $13.973
Number of Units Outstanding, End of Period                  1,177
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period              $13.639
Accumulation Unit Value, End of Period                    $15.910
Number of Units Outstanding, End of Period                      0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period              $11.978
Accumulation Unit Value, End of Period                    $13.158
Number of Units Outstanding, End of Period                    499
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period              $10.076
Accumulation Unit Value, End of Period                    $11.161
Number of Units Outstanding, End of Period                    860
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period               $5.929
Accumulation Unit Value, End of Period                     $7.171
Number of Units Outstanding, End of Period                      0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period              $11.164
Accumulation Unit Value, End of Period                    $12.702
Number of Units Outstanding, End of Period                  4,097
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period               $4.189
Accumulation Unit Value, End of Period                     $4.463
Number of Units Outstanding, End of Period                      0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period              $10.220
Accumulation Unit Value, End of Period                    $10.312
Number of Units Outstanding, End of Period                    598
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period              $12.382
Accumulation Unit Value, End of Period                    $13.432
Number of Units Outstanding, End of Period                      0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period              $12.502
Accumulation Unit Value, End of Period                    $12.826
Number of Units Outstanding, End of Period                  7,655
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period               $9.146
Accumulation Unit Value, End of Period                    $11.466
Number of Units Outstanding, End of Period                 11,352
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period              $11.828
Accumulation Unit Value, End of Period                    $14.771
Number of Units Outstanding, End of Period                      0
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period               $6.652
Accumulation Unit Value, End of Period                     $8.236
Number of Units Outstanding, End of Period                      0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period               $6.795
Accumulation Unit Value, End of Period                     $7.599
Number of Units Outstanding, End of Period                 11,140
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period              $15.944
Accumulation Unit Value, End of Period                    $18.007
Number of Units Outstanding, End of Period                      0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period              $10.217
Accumulation Unit Value, End of Period                    $10.469
Number of Units Outstanding, End of Period                      0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period               $5.085
Accumulation Unit Value, End of Period                     $5.419
Number of Units Outstanding, End of Period                  9,007
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period              $15.426
Accumulation Unit Value, End of Period                    $17.566
Number of Units Outstanding, End of Period                  3,644
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period               $3.264
Accumulation Unit Value, End of Period                     $3.601
Number of Units Outstanding, End of Period                  1,884
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period               $7.805
Accumulation Unit Value, End of Period                     $8.528
Number of Units Outstanding, End of Period                  9,663
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period              $20.537
Accumulation Unit Value, End of Period                    $23.644
Number of Units Outstanding, End of Period                    358
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period               $9.928
Accumulation Unit Value, End of Period                    $12.379
Number of Units Outstanding, End of Period                      0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period               $6.303
Accumulation Unit Value, End of Period                     $6.524
Number of Units Outstanding, End of Period                 11,363
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period               $5.922
Accumulation Unit Value, End of Period                     $6.128
Number of Units Outstanding, End of Period                    897

* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Preferred
Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity
Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85%.







PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE EARNINGS  PROTECTION  DEATH BENEFIT  OPTION) (AGES 66-75)




For the Years Beginning January 1* and Ending
December 31,                                              2001         2002         2003          2004         2005
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period           $10.000      $11.163      $11.991       $11.934      $12.006
Accumulation Unit Value, End of Period                 $11.163      $11.991      $11.934       $12.006      $11.926
Number of Units Outstanding, End of Period                   0            0            0             0            0
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period           $10.000       $7.705       $5.863        $7.171       $8.060
Accumulation Unit Value, End of Period                  $7.705       $5.863       $7.171        $8.060       $8.522
Number of Units Outstanding, End of Period               7,227        7,227        7,227         3,613        3,613
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period               N/A          N/A      $10.000       $12.867      $14.895
Accumulation Unit Value, End of Period                     N/A          N/A      $12.867       $14.895      $16.080
Number of Units Outstanding, End of Period                 N/A          N/A            0             0            0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period           $10.000       $5.157       $3.423        $4.429       $4.669
Accumulation Unit Value, End of Period                  $5.157       $3.423       $4.429        $4.669       $4.907
Number of Units Outstanding, End of Period                   0            0            0             0            0
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period           $10.000      $10.076      $10.458       $12.303      $13.167
Accumulation Unit Value, End of Period                 $10.076      $10.458      $12.303       $13.167      $13.298
Number of Units Outstanding, End of Period                 703          703          703           703            0
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period               N/A          N/A      $10.000       $11.988      $13.137
Accumulation Unit Value, End of Period                     N/A          N/A      $11.988       $13.137      $13.583
Number of Units Outstanding, End of Period                 N/A          N/A            0             0            0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period           $10.000      $10.727       $9.593       $11.003      $11.668
Accumulation Unit Value, End of Period                 $10.727       $9.593      $11.003       $11.668      $11.893
Number of Units Outstanding, End of Period               1,273        4,898        4,898         4,744        4,585
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period           $10.000       $8.868       $7.470        $8.924       $9.542
Accumulation Unit Value, End of Period                  $8.868       $7.470       $8.924        $9.542      $10.004
Number of Units Outstanding, End of Period                   0            0            0             0            0
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period           $10.000       $5.146       $3.914        $4.957       $5.522
Accumulation Unit Value, End of Period                  $5.146       $3.914       $4.957        $5.522       $5.887
Number of Units Outstanding, End of Period                 310          310          310           310          310
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000       $9.960       $7.907        $9.871      $10.748
Accumulation Unit Value, End of Period                  $9.960       $7.907       $9.871       $10.748      $11.085
Number of Units Outstanding, End of Period              10,987       15,117       14,154        13,980       13,124
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000       $4.906       $3.390        $4.088       $4.076
Accumulation Unit Value, End of Period                  $4.906       $3.390       $4.088        $4.076       $4.159
Number of Units Outstanding, End of Period                 794          791            0             0            0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period           $10.000       $9.620       $7.509        $8.713       $9.147
Accumulation Unit Value, End of Period                  $9.620       $7.509       $8.713        $9.147      $10.147
Number of Units Outstanding, End of Period                 871          871          871           871          162
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period           $10.000       $9.309       $9.057       $11.231      $12.167
Accumulation Unit Value, End of Period                  $9.309       $9.057      $11.231       $12.167      $12.294
Number of Units Outstanding, End of Period              22,140            0            0             0            0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period           $10.000      $11.174      $11.814       $12.090      $12.374
Accumulation Unit Value, End of Period                 $11.174      $11.814      $12.090       $12.374      $12.413
Number of Units Outstanding, End of Period                 647        3,889        3,889         3,749        3,607
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period           $10.000       $7.137       $5.758        $7.253       $8.259
Accumulation Unit Value, End of Period                  $7.137       $5.758       $7.253        $8.259       $9.081
Number of Units Outstanding, End of Period               1,062        1,058            0             0            0
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000       $8.273       $6.557        $8.858      $10.502
Accumulation Unit Value, End of Period                  $8.273       $6.557       $8.858       $10.502      $11.744
Number of Units Outstanding, End of Period                   0            0            0             0            0
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000       $4.806       $3.962        $5.126       $5.694
Accumulation Unit Value, End of Period                  $4.806       $3.926       $5.126        $5.694       $6.605
Number of Units Outstanding, End of Period                   0            0            0             0            0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period           $10.000       $6.166       $4.600        $5.731       $6.327
Accumulation Unit Value, End of Period                  $6.166       $4.600       $5.731        $6.327       $6.747
Number of Units Outstanding, End of Period                 934          930            0             0            0
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period               N/A          N/A      $10.000       $12.736      $14.409
Accumulation Unit Value, End of Period                     N/A          N/A      $12.736       $14.409      $15.879
Number of Units Outstanding, End of Period                 N/A          N/A            0             0            0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period           $10.000      $10.478      $10.390       $10.234      $10.095
Accumulation Unit Value, End of Period                 $10.478      $10.390      $10.234       $10.095      $10.144
Number of Units Outstanding, End of Period                   0            0            0         3,745        3,745
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $10.000       $4.902       $3.338        $4.332       $4.683
Accumulation Unit Value, End of Period                  $4.902       $3.338       $4.332        $4.683       $5.049
Number of Units Outstanding, End of Period               1,348        1,348        1,348         1,348            0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period           $10.000      $12.374      $10.049       $13.046      $14.758
Accumulation Unit Value, End of Period                 $12.374      $10.049      $13.046       $14.758      $15.316
Number of Units Outstanding, End of Period                   0            0            0             0            0
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period           $10.000       $3.263       $2.167        $2.882       $3.066
Accumulation Unit Value, End of Period                  $3.263       $2.167       $2.882        $3.066       $3.241
Number of Units Outstanding, End of Period               1,215        1,210            0             0            0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period           $10.000       $7.629       $5.816        $7.143       $7.530
Accumulation Unit Value, End of Period                  $7.629       $5.816       $7.143        $7.530       $7.749
Number of Units Outstanding, End of Period               5,566       11,170       11,170         9,069        7,954
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period           $10.000      $13.379      $10.716       $15.716      $19.439
Accumulation Unit Value, End of Period                 $13.379      $10.716      $15.716       $19.439      $20.391
Number of Units Outstanding, End of Period                 300          299            0             0            0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000       $9.282       $6.354        $7.773       $9.263
Accumulation Unit Value, End of Period                  $9.282       $6.354       $7.773        $9.263       $9.857
Number of Units Outstanding, End of Period                   0            0            0             0            0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period           $10.000       $5.652       $3.754        $4.899       $5.694
Accumulation Unit Value, End of Period                  $5.652       $3.754       $4.899        $5.694       $6.258
Number of Units Outstanding, End of Period                   0            0            0             0            0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period           $10.000       $6.257       $4.505        $5.514       $5.676
Accumulation Unit Value, End of Period                  $6.257       $4.505       $5.514        $5.676       $5.880
Number of Units Outstanding, End of Period                 869          866          252           252          252



For the Years Beginning January 1* and Ending
December 31,                                         2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period           $11.926
Accumulation Unit Value, End of Period                 $12.064
Number of Units Outstanding, End of Period                   0
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $8.522
Accumulation Unit Value, End of Period                  $9.381
Number of Units Outstanding, End of Period                   0
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period           $16.080
Accumulation Unit Value, End of Period                 $18.158
Number of Units Outstanding, End of Period                   0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period            $4.907
Accumulation Unit Value, End of Period                  $5.342
Number of Units Outstanding, End of Period                   0
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period           $13.298
Accumulation Unit Value, End of Period                 $13.853
Number of Units Outstanding, End of Period                   0
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period           $13.583
Accumulation Unit Value, End of Period                 $15.821
Number of Units Outstanding, End of Period                   0

Accumulation Unit Value, Beginning of Period           $11.893
Accumulation Unit Value, End of Period                 $13.045
Number of Units Outstanding, End of Period               4,437
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period           $10.004
Accumulation Unit Value, End of Period                 $11.065
Number of Units Outstanding, End of Period                   0
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period            $5.887
Accumulation Unit Value, End of Period                  $7.109
Number of Units Outstanding, End of Period                 310
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $11.085
Accumulation Unit Value, End of Period                 $12.592
Number of Units Outstanding, End of Period              12,956
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period            $4.159
Accumulation Unit Value, End of Period                  $4.425
Number of Units Outstanding, End of Period                   0
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period           $10.147
Accumulation Unit Value, End of Period                 $10.223
Number of Units Outstanding, End of Period                 162
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period           $12.294
Accumulation Unit Value, End of Period                 $13.316
Number of Units Outstanding, End of Period                   0
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period           $12.413
Accumulation Unit Value, End of Period                 $12.715
Number of Units Outstanding, End of Period               3,473
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period            $9.081
Accumulation Unit Value, End of Period                 $11.367
Number of Units Outstanding, End of Period                   0

Accumulation Unit Value, Beginning of Period           $11.744
Accumulation Unit Value, End of Period                 $14.644
Number of Units Outstanding, End of Period                   0

Accumulation Unit Value, Beginning of Period            $6.605
Accumulation Unit Value, End of Period                  $8.165
Number of Units Outstanding, End of Period                   0
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period            $6.747
Accumulation Unit Value, End of Period                  $7.534
Number of Units Outstanding, End of Period                   0
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period           $15.879
Accumulation Unit Value, End of Period                 $17.907
Number of Units Outstanding, End of Period                   0
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period           $10.144
Accumulation Unit Value, End of Period                 $10.379
Number of Units Outstanding, End of Period                   0
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period            $5.049
Accumulation Unit Value, End of Period                  $5.372
Number of Units Outstanding, End of Period                   0
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period           $15.316
Accumulation Unit Value, End of Period                 $17.414
Number of Units Outstanding, End of Period                   0
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period            $3.241
Accumulation Unit Value, End of Period                  $3.570
Number of Units Outstanding, End of Period                   0
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period            $7.749
Accumulation Unit Value, End of Period                  $8.454
Number of Units Outstanding, End of Period               5,862
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period           $20.391
Accumulation Unit Value, End of Period                 $23.440
Number of Units Outstanding, End of Period                   0
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $9.857
Accumulation Unit Value, End of Period                 $12.272
Number of Units Outstanding, End of Period                   0
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period            $6.258
Accumulation Unit Value, End of Period                  $6.468
Number of Units Outstanding, End of Period                   0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $5.880
Accumulation Unit Value, End of Period                  $6.075
Number of Units Outstanding, End of Period                 252



* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Preferred
Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity
Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contract as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.






PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT SINCE CONTRACTS WERE  FIRST  OFFERED*  (WITH THE  ENHANCED  BENEFICIARY  PROTECTION  OPTION  AND EARNINGS PROTECTION
DEATH BENEFIT OPTION) (AGE 65 OR YOUNGER)




For the Years Beginning January 1* and Ending
December 31,                                                  2001         2002        2003         2004          2005
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period               $10.000      $11.222     $11.972      $11.915       $11.988
Accumulation Unit Value, End of Period                     $11.222      $11.972     $11.915      $11.988       $11.908
Number of Units Outstanding, End of Period                     290        4,222       3,555        2,919         4,222
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period               $10.000       $7.698      $5.858       $7.164        $8.053
Accumulation Unit Value, End of Period                      $7.698       $5.858      $7.164       $8.053        $8.514
Number of Units Outstanding, End of Period                   5,943       12,843      10,211        9,765            10
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                   N/A          N/A     $10.000      $12.867       $14.895
Accumulation Unit Value, End of Period                         N/A          N/A     $12.867      $14.895       $16.080
Number of Units Outstanding, End of Period                     N/A          N/A           0            0             0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period               $10.000       $5.152      $3.420       $4.425        $4.665
Accumulation Unit Value, End of Period                      $5.152       $3.420      $4.425       $4.665        $4.903
Number of Units Outstanding, End of Period                       0          917       2,539        3,039         3,864
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period               $10.000      $10.167     $10.442      $12.285       $13.147
Accumulation Unit Value, End of Period                     $10.167      $10.442     $12.285      $13.147       $13.277
Number of Units Outstanding, End of Period                       0        2,590       3,518        4,027         4,111
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period                   N/A          N/A     $10.000      $11.988       $13.137
Accumulation Unit Value, End of Period                         N/A          N/A     $11.988      $13.137       $13.583
Number of Units Outstanding, End of Period                     N/A          N/A         158          157           157
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period               $10.000      $10.898      $9.578      $10.986       $11.650
Accumulation Unit Value, End of Period                     $10.898       $9.578     $10.986      $11.650       $11.874
Number of Units Outstanding, End of Period                       0          616       6,729        4,105         1,468
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period               $10.000       $8.855      $7.459       $8.910        $9.528
Accumulation Unit Value, End of Period                      $8.855       $7.459      $8.910       $9.528        $9.989
Number of Units Outstanding, End of Period                       0            0           0            0             0
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period               $10.000       $5.138      $3.908       $4.949        $5.514
Accumulation Unit Value, End of Period                      $5.138       $3.908      $4.949       $5.514        $5.878
Number of Units Outstanding, End of Period                   1,849        3,034           0            0             0
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period               $10.000       $9.944      $7.895       $9.856       $10.732
Accumulation Unit Value, End of Period                      $9.944       $7.895      $9.856      $10.732       $11.068
Number of Units Outstanding, End of Period                  12,271       26,218      28,749       25,739        26,546
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period               $10.000       $4.899      $3.385       $4.082        $4.070
Accumulation Unit Value, End of Period                      $4.899       $3.385      $4.082       $4.070        $4.153
Number of Units Outstanding, End of Period                   8,845       25,801      25,515       33,528        39,014
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period               $10.000       $9.605      $7.498       $8.699        $9.133
Accumulation Unit Value, End of Period                      $9.605       $7.498      $8.699       $9.133       $10.132
Number of Units Outstanding, End of Period                   2,342        4,044       4,081        1,996         3,481
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period               $10.000       $9.384      $9.043      $11.214       $12.149
Accumulation Unit Value, End of Period                      $9.384       $9.043     $11.214      $12.149       $12.275
Number of Units Outstanding, End of Period                       0        1,916       3,832        6,217         4,233
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period               $10.000      $11.157     $11.796      $12.071       $12.355
Accumulation Unit Value, End of Period                     $11.157      $11.796     $12.071      $12.355       $13.934
Number of Units Outstanding, End of Period                     705       13,756       8,432        8,305             9
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period               $10.000       $7.126      $5.749       $7.242        $8.246
Accumulation Unit Value, End of Period                      $7.126       $5.749      $7.242       $8.246        $9.067
Number of Units Outstanding, End of Period                   1,901        9,700       6,669        7,237         8,102
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period               $10.000       $7.747      $6.547       $8.845       $10.486
Accumulation Unit Value, End of Period                      $7.747       $6.547      $8.845      $10.486       $11.726
Number of Units Outstanding, End of Period                   6,950       15,337      13,201       11,651        11,721
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period               $10.000       $4.632      $3.920       $5.118        $5.685
Accumulation Unit Value, End of Period                      $4.632       $3.920      $5.118       $5.685        $6.595
Number of Units Outstanding, End of Period                   2,118        2,110       3,285        3,247         3,214
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period               $10.000       $6.156      $4.593       $5.723        $6.317
Accumulation Unit Value, End of Period                      $6.156       $4.593      $5.723       $6.317        $6.736
Number of Units Outstanding, End of Period                   3,764        9,731       8,817        8,680         8,471
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period                   N/A          N/A     $10.000      $12.736       $14.409
Accumulation Unit Value, End of Period                         N/A          N/A     $12.736      $14.409       $15.879
Number of Units Outstanding, End of Period                     N/A          N/A         149          149           148
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period               $10.000      $10.462     $10.374      $10.218       $10.080
Accumulation Unit Value, End of Period                     $10.462      $10.374     $10.218      $10.080       $10.129
Number of Units Outstanding, End of Period                   7,649       14,531       2,055          595           840
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period               $10.000       $4.894      $3.333       $4.326        $4.676
Accumulation Unit Value, End of Period                      $4.894       $3.333      $4.326       $4.676        $5.041
Number of Units Outstanding, End of Period                  14,139       25,870      33,868       30,700        34,902
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period               $10.000      $12.131     $10.033      $13.026       $14.735
Accumulation Unit Value, End of Period                     $12.131      $10.033     $13.026      $14.735       $15.292
Number of Units Outstanding, End of Period                   1,243       10,945       7,923        9,123        11,465
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period               $10.000       $1.380      $2.164       $2.878        $3.061
Accumulation Unit Value, End of Period                      $3.380       $2.164      $2.878       $3.061        $3.236
Number of Units Outstanding, End of Period                       0            0       8,308        8,308         8,308
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period               $10.000       $7.617      $5.807       $7.132        $7.518
Accumulation Unit Value, End of Period                      $7.617       $5.807      $7.132       $7.518        $7.738
Number of Units Outstanding, End of Period                   3,004        8,467       6,818        6,802         6,705
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period               $10.000      $13.359     $10.669      $15.691       $19.409
Accumulation Unit Value, End of Period                     $13.359      $10.669     $15.691      $19.409       $20.360
Number of Units Outstanding, End of Period                   4,493        5,513       5,635        5,553         5,310
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period               $10.000       $9.268      $6.345       $7.761        $9.249
Accumulation Unit Value, End of Period                      $9.268       $6.345      $7.761       $9.249        $9.842
Number of Units Outstanding, End of Period                       0        4,977       2,314        1,802         4,732
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period               $10.000       $5.511      $3.748       $4.891        $5.685
Accumulation Unit Value, End of Period                      $5.511       $3.748      $4.891       $5.685        $6.249
Number of Units Outstanding, End of Period                   9,148       13,266      18,843       16,738        17,059
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period               $10.000       $6.247      $4.498       $5.506        $5.667
Accumulation Unit Value, End of Period                      $6.247       $4.498      $5.506       $5.667        $5.870
Number of Units Outstanding, End of Period                  15,997       36,593      39,205       34,530        29,976





For the Years Beginning January 1* and Ending
December 31,                                              2006
SUB-ACCOUNTS
PUTNAM VT AMERICAN GOVERNMENT INCOME
Accumulation Unit Value, Beginning of Period               $11.908
Accumulation Unit Value, End of Period                     $12.046
Number of Units Outstanding, End of Period                   4,140
PUTNAM VT CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                $8.514
Accumulation Unit Value, End of Period                      $9.373
Number of Units Outstanding, End of Period                  10,248
PUTNAM VT CAPITAL OPPORTUNITIES
Accumulation Unit Value, Beginning of Period               $16.080
Accumulation Unit Value, End of Period                     $18.158
Number of Units Outstanding, End of Period                       0
PUTNAM VT DISCOVERY GROWTH
Accumulation Unit Value, Beginning of Period                $4.903
Accumulation Unit Value, End of Period                      $5.337
Number of Units Outstanding, End of Period                   1,432
PUTNAM VT DIVERSIFIED INCOME
Accumulation Unit Value, Beginning of Period               $13.277
Accumulation Unit Value, End of Period                     $13.831
Number of Units Outstanding, End of Period                   4,250
PUTNAM VT EQUITY INCOME
Accumulation Unit Value, Beginning of Period               $13.583
Accumulation Unit Value, End of Period                     $15.821
Number of Units Outstanding, End of Period                     156
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Accumulation Unit Value, Beginning of Period               $11.874
Accumulation Unit Value, End of Period                     $13.025
Number of Units Outstanding, End of Period                   1,353
PUTNAM VT GLOBAL ASSET ALLOCATION
Accumulation Unit Value, Beginning of Period                $9.989
Accumulation Unit Value, End of Period                     $11.048
Number of Units Outstanding, End of Period                       0
PUTNAM VT GLOBAL EQUITY
Accumulation Unit Value, Beginning of Period                $5.878
Accumulation Unit Value, End of Period                      $7.098
Number of Units Outstanding, End of Period                     777
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period               $11.068
Accumulation Unit Value, End of Period                     $12.573
Number of Units Outstanding, End of Period                  24,569
PUTNAM VT GROWTH OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                $4.153
Accumulation Unit Value, End of Period                      $4.418
Number of Units Outstanding, End of Period                  40,759
PUTNAM VT HEALTH SCIENCES
Accumulation Unit Value, Beginning of Period               $10.132
Accumulation Unit Value, End of Period                     $10.207
Number of Units Outstanding, End of Period                   3,631
PUTNAM VT HIGH YIELD
Accumulation Unit Value, Beginning of Period               $12.275
Accumulation Unit Value, End of Period                     $13.296
Number of Units Outstanding, End of Period                   4,138
PUTNAM VT INCOME
Accumulation Unit Value, Beginning of Period               $12.394
Accumulation Unit Value, End of Period                     $12.696
Number of Units Outstanding, End of Period                     742
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                $9.067
Accumulation Unit Value, End of Period                     $11.350
Number of Units Outstanding, End of Period                   6,410
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period               $11.726
Accumulation Unit Value, End of Period                     $14.621
Number of Units Outstanding, End of Period                  10,856
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                $6.595
Accumulation Unit Value, End of Period                      $8.152
Number of Units Outstanding, End of Period                   9,565
PUTNAM VT INVESTORS
Accumulation Unit Value, Beginning of Period                $6.736
Accumulation Unit Value, End of Period                      $7.522
Number of Units Outstanding, End of Period                   5,622
PUTNAM VT MID CAP VALUE
Accumulation Unit Value, Beginning of Period               $15.879
Accumulation Unit Value, End of Period                     $17.907
Number of Units Outstanding, End of Period                     148
PUTNAM VT MONEY MARKET
Accumulation Unit Value, Beginning of Period               $10.129
Accumulation Unit Value, End of Period                     $10.363
Number of Units Outstanding, End of Period                      48
PUTNAM VT NEW OPPORTUNITIES
Accumulation Unit Value, Beginning of Period                $5.041
Accumulation Unit Value, End of Period                      $5.364
Number of Units Outstanding, End of Period                  35,171
PUTNAM VT NEW VALUE
Accumulation Unit Value, Beginning of Period               $15.292
Accumulation Unit Value, End of Period                     $17.387
Number of Units Outstanding, End of Period                  11,329
PUTNAM VT OTC & EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                $3.236
Accumulation Unit Value, End of Period                      $3.564
Number of Units Outstanding, End of Period                   8,308
PUTNAM VT RESEARCH
Accumulation Unit Value, Beginning of Period                $7.738
Accumulation Unit Value, End of Period                      $8.441
Number of Units Outstanding, End of Period                   2,993
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period               $20.360
Accumulation Unit Value, End of Period                     $23.404
Number of Units Outstanding, End of Period                   5,217
PUTNAM VT UTILITIES GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                $9.842
Accumulation Unit Value, End of Period                     $12.253
Number of Units Outstanding, End of Period                   1,595
PUTNAM VT VISTA
Accumulation Unit Value, Beginning of Period                $6.249
Accumulation Unit Value, End of Period                      $6.458
Number of Units Outstanding, End of Period                  18,736
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                $5.870
Accumulation Unit Value, End of Period                      $6.066
Number of Units Outstanding, End of Period                  29,093


* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Enhanced
Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except for
Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2006 and 2005, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2006. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 9, 2007

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                      ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
               CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                                   ------------------------
(IN MILLIONS)                                                       2006     2005     2004
                                                                   ------   ------   ------
REVENUES
Premiums (net of reinsurance ceded of $617, $606 and $526)         $  576   $  474   $  637
Contract charges (net of reinsurance ceded of $170, $ - and $ -)    1,009    1,079      961
Net investment income                                               4,057    3,707    3,260
Realized capital gains and losses                                     (79)      19      (11)
                                                                   ------   ------   ------
                                                                    5,563    5,279    4,847
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoverable of $548,
   $515 and $418)                                                   1,372    1,340    1,359
Interest credited to contractholder funds                           2,543    2,340    1,923
Amortization of deferred policy acquisition costs                     538      568      534
Operating costs and expenses                                          398      433      462
                                                                   ------   ------   ------
                                                                    4,851    4,681    4,278
Loss on disposition of operations                                     (88)      (7)     (24)
                                                                   ------   ------   ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE
EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                   624      591      545
Income tax expense                                                    196      174      189
                                                                   ------   ------   ------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                  428      417      356
Cumulative effect of change in accounting principle, after-tax         --       --     (175)
                                                                   ------   ------   ------
NET INCOME                                                            428      417      181
                                                                   ------   ------   ------
OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in:
   Unrealized net capital gains and losses                           (263)    (425)     (40)
                                                                   ------   ------   ------
OTHER COMPREHENSIVE LOSS, AFTER-TAX                                  (263)    (425)     (40)
                                                                   ------   ------   ------
COMPREHENSIVE INCOME (LOSS)                                        $  165   $   (8)  $  141
                                                                   ======   ======   ======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                       DECEMBER 31,
                                                                   ------------------
(IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                      2006       2005
                                                                   ------   ---------
ASSETS
Investments
         Fixed income securities, at fair value (amortized
         cost $60,851 and $59,717)                                 $62,439   $61,977
         Mortgage loans                                              8,690     8,108
         Equity securities                                             533       324
         Short-term                                                    805       927
         Policy loans                                                  752       729
         Other                                                         941       691
                                                                   -------   -------
      Total investments                                             74,160    72,756
Cash                                                                   273       154
Deferred policy acquisition costs                                    3,485     3,948
Reinsurance recoverables, net                                        3,392     1,699
Accrued investment income                                              689       648
Other assets                                                           585       582
Separate Accounts                                                   16,174    15,235
                                                                   -------   -------
   TOTAL ASSETS                                                    $98,758   $95,022
                                                                   =======   =======
LIABILITIES
Contractholder funds                                               $60,565   $58,190
Reserve for life-contingent contract benefits                       12,204    11,881
Unearned premiums                                                       34        35
Payable to affiliates, net                                              84        98
Other liabilities and accrued expenses                               3,235     3,054
Deferred income taxes                                                  258       340
Note payable to parent                                                 500        --
Long-term debt                                                         206       181
Separate Accounts                                                   16,174    15,235
                                                                   -------   -------
   TOTAL LIABILITIES                                                93,260    89,014
                                                                   -------   -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000
   shares authorized, 49,230 shares issued and outstanding               5         5
Redeemable preferred stock - series B, $100 par value, 1,500,000
   shares authorized, none issued                                       --        --
Common stock, $227 par value, 23,800 shares authorized
   and outstanding                                                       5         5
Additional capital paid-in                                           1,108     1,108
Retained income                                                      4,055     4,302
Accumulated other comprehensive income:
      Unrealized net capital gains and losses                          325       588
                                                                   -------   -------
   Total accumulated other comprehensive income                        325       588
                                                                   -------   -------
   TOTAL SHAREHOLDER'S EQUITY                                        5,498     6,008
                                                                   -------   -------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $98,758   $95,022
                                                                   =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                      YEAR ENDED DECEMBER 31,
                                                    -------------------------
(IN MILLIONS)                                        2006      2005     2004
                                                    ------    ------   ------

REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                          $    5    $    5   $   82
Redemption of stock                                     --        --       (7)
Reclassification to long-term debt                      --        --      (70)
                                                    ------    ------   ------
Balance, end of year                                     5         5        5
                                                    ------    ------   ------
REDEEMABLE PREFERRED STOCK - SERIES B                   --        --       --
                                                    ------    ------   ------

COMMON STOCK                                             5         5        5
                                                    ------    ------   ------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                           1,108     1,108    1,067
Capital contributions                                   --        --       41
                                                    ------    ------   ------

Balance, end of year                                 1,108     1,108    1,108
                                                    ------    ------   ------

RETAINED INCOME
Balance, beginning of year                           4,302     4,178    4,222
Net income                                             428       417      181
Dividends                                             (675)     (293)    (225)
                                                    ------    ------   ------

Balance, end of year                                 4,055     4,302    4,178
                                                    ------    ------   ------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                             588     1,013    1,053
Change in unrealized net capital gains and losses     (263)     (425)     (40)
                                                    ------    ------   ------
Balance, end of year                                   325       588    1,013
                                                    ------    ------   ------
TOTAL SHAREHOLDER'S EQUITY                          $5,498    $6,008   $6,309
                                                    ======    ======   ======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                               YEAR ENDED DECEMBER 31,
                                                                           ------------------------------
(IN MILLIONS)                                                                2006       2005       2004
                                                                           --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                 $    428   $    417   $    181
   Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                    (280)      (175)      (145)
      Realized capital gains and losses                                          79        (19)        11
      Loss on disposition of operations                                          88          7         24
      Cumulative effect of change in accounting principle                        --         --        175
      Interest credited to contractholder funds                               2,543      2,340      1,923
      Changes in:
         Policy benefit and other insurance reserves                           (199)      (200)       (85)
         Unearned premiums                                                       (1)         4          2
         Deferred policy acquisition costs                                     (205)      (198)      (279)
         Reinsurance recoverables                                              (218)      (197)      (241)
         Income taxes payable                                                  (122)        18         40
         Other operating assets and liabilities                                  93         95        (86)
                                                                           --------   --------   --------
            Net cash provided by operating activities                         2,206      2,092      1,520
                                                                           --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                   12,555     10,881      9,040
   Equity securities                                                            137         57        349
Investment collections
   Fixed income securities                                                    3,174      4,575      4,314
   Mortgage loans                                                             1,618      1,172        729
Investment purchases
   Fixed income securities                                                  (17,000)   (18,756)   (20,295)
   Equity securities                                                           (304)      (203)      (334)
   Mortgage loans                                                            (2,159)    (1,976)    (1,711)
Change in short-term investments, net                                           362       (352)        11
Change in other investments, net                                                  9       (108)       (46)
Disposition of operations                                                      (826)        (2)        40
                                                                           --------   --------   --------
            Net cash used in investing activities                            (2,434)    (4,712)    (7,903)
                                                                           --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Note payable to parent                                                          500         --         --
Redemption of long-term debt                                                    (26)       (26)       (20)
Contractholder fund deposits                                                  9,546     11,374     13,076
Contractholder fund withdrawals                                              (8,998)    (8,604)    (6,352)
Dividends paid                                                                 (675)      (211)      (201)
                                                                           --------   --------   --------
            Net cash provided by financing activities                           347      2,533      6,503
                                                                           --------   --------   --------
NET INCREASE (DECREASE) IN CASH                                                 119        (87)       120
CASH AT BEGINNING OF YEAR                                                       154        241        121
                                                                           --------   --------   --------
CASH AT END OF YEAR                                                        $    273   $    154   $    241
                                                                           ========   ========   ========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve cost savings and operational efficiency. The merger had no impact on the Company's results of operations, financial position or cash flows.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers. The principal individual products are deferred and immediate fixed annuities, and interest-sensitive, traditional and variable life insurance. The principal institutional product is funding agreements backing medium-term notes issued to institutional and individual investors.

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2006, the top geographic locations for statutory premiums and annuity considerations were Delaware, California, New York, Florida and Texas. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through several distribution channels, including Allstate exclusive agencies, independent agents (including master brokerage agencies), and financial services firms, such as broker/dealers and specialized structured settlement brokers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds and bank loans, which are primarily senior secured corporate loans, and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value, with the exception of bank loans that are carried at amortized cost. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures of interest rates and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use security specific information such as ratings, industry, coupon and maturity along with third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Equity securities include limited partnership interests and non-redeemable preferred and common stocks. Investments in limited partnership interests had a carrying value of $461 million and $257 million at December 31, 2006 and 2005, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting. Common and non-redeemable preferred stocks had a carrying value of $72 million and $67 million, and cost of $61 million and $62 million at December 31, 2006 and 2005, respectively. Common and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the investment of collateral received in connection with securities lending business activities, funds received in connection with securities repurchase agreements and collateral received from counterparties related to derivative transactions. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received. We also purchase securities under agreements to resell.

     Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivative financial instruments.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income is determined using the effective yield method, considering estimated principal repayments when applicable. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Income from investments in partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as income. Income from investments in partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's investment interest. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other-than-temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities, equity securities and short-term investments when the decline in fair value is deemed other-than-temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures (interest rate), options (including swaptions), interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity indexed fixed income securities, equity-indexed annuity contracts, variable annuity contracts which are reinsured, and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contracts. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported as realized capital gains and losses amounted to losses of $7 million, $7 million and $8 million in 2006, 2005 and 2004, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income, or interest credited to contractholder funds. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof used to adjust the book value of the asset, liability or portion thereof, which has already been recognized in income while the hedge was in place, is amortized over the remaining life of the hedged asset, liability or portion thereof to net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become other than temporarily impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to other than temporarily impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity and financial futures contracts, interest rate cap and floor agreements, swaptions, option contracts, certain forward contracts for TBA mortgage securities and credit default swaps.

     The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statement of Cash Flows. Cash flows on other derivatives are reported in cash flows from investing activities within the Consolidated Statement of Cash Flows.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company's business activities, which include securities lending transactions, and securities sold under agreements to repurchase that primarily include a mortgage dollar roll program ("repurchase agreements"), and are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature (usually 30 days or less).

     The Company receives collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

     Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are based on a specified interest-rate index, such as LIBOR, or an equity index, such as the S&P 500. Pursuant to the adoption of Statement of Position No. 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to our disposal of substantially all of our variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is reported in other assets and amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and written down if necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issuance and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of acquisition costs previously deferred under the original contracts are charged to income. The new acquisition costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. Actual amortization periods range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits. AGP and EGP consists of the following components: benefit margins, primarily from mortality; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $25 million and $37 million at December 31, 2006 and 2005, respectively. Amortization expense on the present value of future profits was $6 million, $8 million and $6 million for the years ended December 31, 2006, 2005 and 2004 respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts or are earned ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of the reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may be less than its fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2006.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets and liabilities are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to, and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, which for variable annuities was reinsured to Prudential in 2006, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

CONSOLIDATION OF VARIABLE INTEREST ENTITIES ("VIEs")

     The Company consolidates VIEs when it is the primary beneficiary of a VIE. A primary beneficiary has a variable interest that will absorb a majority of the expected losses or receive a majority of the entity's expected returns, or both (see Note 13).

ADOPTED ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     The Company adopted Financial Accounting Standards Board ("FASB") FSP FAS 115-1 as of January 1, 2006. FSP FAS 115-1 nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for income recognition on an impaired debt security. The adoption of FSP FAS 115-1 was required on a prospective basis and did not have a material effect on the results of operations or financial position of the Company.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, "ACCOUNTING CHANGES AND ERROR CORRECTIONS" ("SFAS NO. 154")

     The Company adopted SFAS No. 154 on January 1, 2006. SFAS No. 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. The Company had no accounting changes or error corrections affected by the new standard.

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108, "CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS" ("SAB 108")

     In September 2006, the SEC issued SAB 108 in order to eliminate the diversity of practice in the process by which misstatements are quantified for purposes of assessing materiality on the financial statements. SAB 108 is intended to eliminate the potential for the build up of improper amounts on the balance sheet due to the limitations of certain methods of materiality assessment utilized in current practice. SAB 108 establishes a single quantification framework wherein the significance measurement is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. If a company's existing methods for assessing the materiality of misstatements are not in compliance with the provisions of SAB 108, the initial application of the provisions may be adopted by restating prior period financial statements under certain circumstances or otherwise by recording the cumulative effect of initially applying the provisions of SAB 108 as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment recorded to the opening balance of retained earnings. The provisions of SAB 108 must be applied no later than the annual financial statements issued for the first fiscal year ending after November 15, 2006. The Company's adoption of SAB 108 in the fourth quarter of 2006 for the fiscal year then ended did not have any effect on its results of operations or financial position.

STATEMENT OF POSITION 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP that affected the Company at the time of adoption are listed below. These provisions were primarily applicable to the business that was subsequently substantially reinsured on June 1, 2006 (see Note 3).

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and

     - Reporting and measuring assets and liabilities of certain separate accounts products as investments and contractholder funds rather than as separate accounts assets and liabilities when specified criteria are present.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $175 million, after-tax ($269 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $145 million, pre-tax, and a reduction in DAC and DSI of $124 million, pre-tax.

     The SOP required consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitated the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     DSI and related amortization is classified within the Consolidated Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively (see
Note 10). Pursuant to adopting this guidance, the Company also reclassified $204 million of separate accounts assets and liabilities to investments and contractholder funds, respectively.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1. The TPAs address a number of issues related to SOP 03-1 including when it was necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPAs did not have a material effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, "ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS" ("SOP 05-1")

     In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs associated with internal replacements of insurance and investment contracts other than those already described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. In February 2007, the AICPA issued a set of eleven TPAs that provide interpretive guidance to be utilized, if applicable, at the date of adoption. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Based on the issued standard and the TPAs released in February 2007, the Company's estimated impacts of adoption will not have a material effect on its results of operations or financial position.

SFAS NO. 155, "ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140" ("SFAS NO. 155")

     In February 2006, the FASB issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities"; clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The provisions of SFAS No. 155 are effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year that begins after September 15, 2006. The Company elected not to remeasure its existing hybrid financial instruments at the date of adoption that contained embedded derivatives requiring bifurcation pursuant to paragraph 12 or 13 of SFAS No 133. The adoption of SFAS No. 155 is not expected to have a material effect on the results of operations or financial position of the Company.

FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES", ("FIN 48")

     In July 2006, the FASB issued FIN 48, which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 will not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157 which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Company's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Company's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the results of operations or financial position of the Company.

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("SFAS NO. 159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of a reporting entity's choice to use fair value on its earnings and also requires entities to display on the face of the balance sheet the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. Early adoption is permitted as of the beginning of the previous fiscal year provided the entity makes that choice in the first 120 days of that fiscal year and also elects to apply the provisions of SFAS No. 157. Because application of the standard is optional, any impacts are limited to those financial assets and liabilities to which SFAS No. 159 would be applied, which has yet to be determined, as is any decision concerning the early adoption of the standard.

3.   DISPOSITIONS

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation completed the disposal of substantially all of its variable annuity business pursuant to a definitive agreement (the "Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). The disposal was effected through a combination of coinsurance and modified coinsurance reinsurance agreements (the "Reinsurance Agreements").

     As a result of the modified coinsurance reinsurance, the separate account assets remain on the Company's Consolidated Statements of Financial Position, but the related results of operations are fully reinsured to Prudential beginning on June 1, 2006 and presented net of reinsurance on the Consolidated Statements of Operations and Comprehensive Income. In contrast, $1.37 billion of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions. The general account liabilities of $1.49 billion as of December 31, 2006, however, remain on the Consolidated Statements of Financial Position with a corresponding reinsurance recoverable. For purposes of presentation in the Consolidated Statements of Cash Flows, the Company treated the reinsurance of substantially all the variable annuity business of ALIC and ALNY to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $744 million (computed as $1.37 billion of general account insurance liabilities transferred to Prudential on the closing date less consideration of $628 million), the cost of hedging the ceding commission received from Prudential of $69 million, pre-tax, and the costs of executing the transaction of $13 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Consolidated Statements of Cash Flows. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Under the Agreement, ALIC, ALNY and the Corporation have indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of ALIC and ALNY and liabilities specifically excluded from the transaction) that ALIC and ALNY have agreed to retain. In addition, ALIC, ALNY and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of ALIC, ALNY and their agents, including in connection with ALIC's and ALNY's provision of transition services.

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, ALIC and ALNY will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the final market-adjusted consideration was $628 million. The disposal resulted in a gain of $77 million pretax for ALIC, which was deferred as a result of the disposition being executed through reinsurance. The deferred gain is included as a component of other liabilities and accrued expenses on the Consolidated Statements of Financial Position, and is amortized to loss on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income over the life of the reinsured business which is estimated to be approximately 18 years. For ALNY, the transaction resulted in a loss of $9 million pretax. ALNY's reinsurance loss and other amounts related to the disposal of the business, including the initial costs and final market value settlements of the derivatives acquired by ALIC to economically hedge substantially all of the exposure related to market adjustments between the effective date of the Agreement and the closing of the transaction, transactional expenses incurred and amortization of ALIC's deferred reinsurance gain, were included as a component of loss on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income and amounted to $61 million, after-tax during 2006. During 2006, loss on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income included $1 million, after-tax, of amortization of ALIC's deferred gain. DAC and DSI were reduced by $726 million and $70 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $15.07 billion as of December 31, 2006. Separate account balances totaling approximately $1.10 billion at December 31, 2006 relate primarily to the variable life business that is being retained by ALIC and ALNY, and some minimal variable annuity business in three affiliated companies that the Company plans to sell.

     In the five-months of 2006, prior to the disposition of ALIC's and ALNY's variable annuity business, ALIC's and ALNY's variable annuity business generated approximately $127 million in contract charges. In 2005 and 2004, ALIC's and ALNY's variable annuity business generated approximately $278 million and $244 million in contract charges, respectively. The separate account balances were $14.23 billion and general account balances were $1.81 billion as of December 31, 2005.

CHARTER NATIONAL LIFE INSURANCE COMPANY ("CHARTER") AND INTRAMERICA LIFE INSURANCE COMPANY ("INTRAMERICA")

     In 2005, the Company entered into negotiations to sell two of its wholly owned subsidiaries, Charter National Life Insurance Company ("Charter") and Intramerica Life Insurance Company ("Intramerica"), and recognized an estimated loss on disposition of $4 million ($1 million, after-tax). During 2005, a definitive agreement was reached for which the buyer failed to gain regulatory approval. The subsidiaries whose assets, excluding reinsurance recoverables due from ALIC, totaled approximately $427 million at December 31, 2006 ($106 million and $292 million are classified as reinsurance recoverables and separate accounts, respectively) are still held for sale.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $39 million, $51 million and $79 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and other business activities and for funds received from the Company's security repurchase business activities were $2.29 billion, $2.23 billion and $2.93 billion at December 31, 2006, 2005, and 2004, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

(IN MILLIONS)                                                             2006      2005      2004
                                                                        -------   -------   -------
NET CHANGE IN PROCEEDS MANAGED
Net change in fixed income securities                                   $    96   $  (221)  $  (305)
Net change in short-term investments                                       (159)      918      (705)
                                                                        -------   -------   -------
   Operating cash flow (used) provided                                  $   (63)  $   697   $(1,010)
                                                                        =======   =======   =======
NET CHANGE IN LIABILITIES
Liabilities for collateral and security repurchase, beginning of year   $(2,231)  $(2,928)  $(1,918)
Liabilities for collateral and security repurchase, end of year          (2,294)   (2,231)   (2,928)
                                                                        -------   -------   -------
   Operating cash flow provided (used)                                  $    63   $  (697)  $ 1,010
                                                                        =======   =======   =======

     The Company paid dividends of $49 million and $24 million in the form of investment securities to AIC in 2005 and 2004, respectively. In 2004, the Company received non-cash capital contributions of $41 million related to certain reinsurance transactions with American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company, and Columbia Universal Life Insurance Company ("Columbia"), a former unconsolidated affiliate of the Company, in 2004 (see Note 5).

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $494 million, $410 million, and $322 million in 2006, 2005 and 2004, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $72 million, $235 million and $98 million of structured settlement annuities, a type of immediate annuity, in 2006, 2005 and 2004, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $10 million, $9 million and $27 million relate to structured settlement annuities with life contingencies and are included in premium income for 2006, 2005, and 2004, respectively. In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.92 billion and $4.94 billion at December 31, 2006 and 2005, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $44 million, $46 million and $44 million of commission and other distribution expenses for the years ending December 31, 2006, 2005 and 2004, respectively.

INVESTMENTS

     In 2005, the Company purchased fixed income securities from AIC. The Company paid $655 million in cash for the securities, which includes the fair value of the securities of $649 million and $6 million for accrued investment income. Since the transaction was between affiliates under common control, the securities were recorded at the amortized cost of $623 million as of the date of sale. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $26 million, was recorded as a dividend of $26 million ($16 million, after-tax). Thus, the net effect on shareholder's equity was zero.

REINSURANCE TRANSACTIONS

     In 2005, the Company received fixed income securities with a fair value and amortized cost of $381 million and $358 million, respectively, and $5 million of accrued investment income for the settlement of a $386 million premium receivable due from AHL, an unconsolidated affiliate of the Company. The receivable related to two coinsurance agreements entered into in 2004 whereby the Company assumed certain interest-sensitive life insurance and fixed annuity contracts from AHL. Since the transaction was between affiliates under common control, the securities were recorded at amortized cost as of the date of settlement. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $23 million, was recorded as a non-cash dividend of $23 million ($15 million, after-tax). Thus, the net effect on shareholder's equity was zero. In 2004, as a result of the transaction, the Company recorded a premium receivable of $386 million, DAC of $24 million, policy loans of $16 million, and contractholder funds of $379 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution. In accordance with the coinsurance agreements, for 2006, 2005 and 2004, the Company assumed premiums and contract charges of $16 million, $17 million and $14 million, respectively; contract benefits of $11 million, $10 million and $11 million, respectively; and interest credited to contractholder funds of $24 million, $32 million and $36 million, respectively.

     The Company has reinsurance contracts with Columbia, a former unconsolidated affiliate of the Company. In November 2004, the Corporation disposed of Columbia pursuant to a stock purchase agreement with Verde Financial Corporation. As of June 1, 2004, the Company converted a modified coinsurance contract with Columbia to a coinsurance contract to assume 100% of fixed annuity business in force as of June 30, 2000 and new business written prior to the disposition of Columbia. In addition, the Company entered into a coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force as of June 1, 2004. As a result of these transactions, the Company received assets in excess of net liabilities from an affiliate under common control and recognized a gain of $15 million ($10 million, after-tax), which was recorded as a non-cash capital contribution. Both agreements are continuous but may be terminated by the Company in the event of Columbia's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2006, 2005 and 2004, the Company assumed $0.1 million, $0.2 million and $14 million, respectively, in premiums and contract charges from Columbia.

     The Company has a contract to assume nearly all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company did not assume premiums from AIC in 2006 and 2005. The Company assumed premiums from AIC in the amount of $0.3 million in 2004.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

DEBT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note has an interest rate of 5.25% and is reflected as note payable to parent on the Company's Consolidated Statements of Financial Position.

     On June 30, 2006, under an existing agreement with Kennett Capital, Inc. ("Kennett"), an unconsolidated affiliate of ALIC, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Reinsurance Company, a wholly owned subsidiary of ALIC. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset once every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset once every ten years to the then current ten year CMT, plus 0.94%. The note due from Kennett is classified as other investments and the related surplus note is classified as long-term debt in the Condensed Consolidated Statements of Financial Position. In 2006, the Company incurred $4 million of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     On August 1, 2005, ALIC entered into an agreement with Kennett, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Re. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as long-term debt in the Consolidated Statements of Financial Position (see Note 13). In 2006 and 2005, the Company incurred $5 million and $2 million of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     As of December 31, 2006 and 2005, the Company's Consolidated Statements of Financial Position included redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbook Holdings, LLC, a wholly owned subsidiary of AIC. The Company's Board of Directors declared and paid cash dividends on the redeemable preferred stock from time to time, but not more frequently than quarterly. The dividends were based on the three-month LIBOR rate. Dividends of $1 million, $2 million and $2 million were incurred and paid during 2006, 2005, and 2004, respectively, and included as a component of operating costs and expenses on the Consolidated Statements of Operations. At December 31, 2006 and 2005, redeemable preferred stock totaling $6 million and $32 million, respectively, was classified as mandatorily redeemable and therefore was included as a component of long-term debt on the Consolidated Statements of Financial Position. During both 2006 and 2005, $26 million of mandatorily redeemable preferred stock was redeemed. In addition to the portion of the redeemable preferred stock that was classified as mandatorliy redeemable, redeemable preferred stock totaling $5 million was included as a component of shareholder's equity on the Consolidated Statements of Financial Position as of December 31, 2006 and 2005. All remaining redeemable preferred stock, including the portion classified as mandatorily redeemable and included as a component of long-term debt and the portion classified as shareholder's equity as of December 31, 2006, was redeemed in the first quarter of 2007.

     The Company has an intercompany loan agreement with The Allstate Corporation. The amount of intercompany loans available to the Company is at the discretion of The Allstate Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2006 and 2005. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

6. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                    GROSS UNREALIZED
                                        AMORTIZED   ----------------    FAIR
(IN MILLIONS)                             COST        GAINS   LOSSES    VALUE
                                        ---------    ------   ------   -------
AT DECEMBER 31, 2006
U.S. government and agencies             $ 2,763     $  736   $  (3)   $ 3,496
Municipal                                  4,732        101     (43)     4,790
Corporate (1)                             33,823        811    (325)    34,309
Foreign government                         1,709        317      (3)     2,023
Mortgage-backed securities                 4,543         31     (56)     4,518
Commercial mortgage-backed securities      7,597         64     (61)     7,600
Asset-backed securities                    5,663         34     (16)     5,681
Redeemable preferred stock                    21          1      --         22
                                         -------     ------   -----    -------
   Total fixed income securities         $60,851     $2,095   $(507)   $62,439
                                         =======     ======   =====    =======
AT DECEMBER 31, 2005
U.S. government and agencies             $ 2,639     $  850   $  (2)   $ 3,487
Municipal                                  4,291        167     (15)     4,443
Corporate (1)                             33,437      1,216    (273)    34,380
Foreign government                         1,727        374      (2)     2,099
Mortgage-backed securities                 5,742         29     (78)     5,693
Commercial mortgage-backed securities      6,745         50     (63)     6,732
Asset-backed securities                    5,114         32     (28)     5,118
Redeemable preferred stock                    22          3      --         25
                                         -------     ------   -----    -------
   Total fixed income securities         $59,717     $2,721   $(461)   $61,977
                                         =======     ======   =====    =======

----------
(1) Amortized cost and fair value of Corporate fixed income securities include bank loans which are reflected at amortized cost of $982 million and $945 million at December 31, 2006 and 2005, respectively.

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2006:

                                         AMORTIZED    FAIR
(IN MILLIONS)                              COST       VALUE
                                         ---------   -------
Due in one year or less                   $ 1,209    $ 1,213
Due after one year through five years      11,306     11,415
Due after five years through ten years     16,087     16,372
Due after ten years                        22,043     23,240
                                          -------    -------
                                           50,645     52,240
Mortgage- and asset-backed securities      10,206     10,199
                                          -------    -------
   Total                                  $60,851    $62,439
                                          =======    =======

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

(IN MILLIONS)                           2006     2005     2004
                                       ------   ------   ------
Fixed income securities                $3,578   $3,377   $3,072
Mortgage loans                            508      469      435
Equity securities                          44       37       24
Other                                     184       19     (143)
                                       ------   ------   ------
   Investment income, before expense    4,314    3,902    3,388
   Investment expense                     257      195      128
                                       ------   ------   ------
      Net investment income            $4,057   $3,707   $3,260
                                       ======   ======   ======

     Net investment income from equity securities includes income from partnership interests of $42 million, $35 million and $19 million for the years ended December 31, 2006, 2005 and 2004, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN MILLIONS)                                        2006   2005   2004
                                                     ----   ----   ----
Fixed income securities                              $(96)  $(94)  $(87)
Equity securities                                       4      7     11
Other investments                                      13    106     65
                                                     ----   ----   ----
   Realized capital gains and losses, pre-tax         (79)    19    (11)
   Income tax (expense) benefit                        28     (7)     3
                                                     ----   ----   ----
      Realized capital gains and losses, after-tax   $(51)  $ 12   $ (8)
                                                     ====   ====   ====

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN MILLIONS)                                        2006    2005   2004
                                                     ----   -----   ----
Write-downs                                          $(21)  $ (24)  $(81)
Dispositions (1)                                      (89)     88    129
Valuation of derivative instruments                   (17)   (105)   (66)
Settlement of derivative instruments                   48      60      7
                                                     ----   -----   ----
   Realized capital gains and losses, pre-tax         (79)     19    (11)
   Income tax benefit (expense)                        28      (7)     3
                                                     ----   -----   ----
      Realized capital gains and losses, after-tax   $(51)  $  12   $ (8)
                                                     ====   =====   ====

----------
(1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company recognized losses of $60 million and $67 million in 2006 and 2005, respectively, due to changes in intent to hold impaired securities. There were no losses recognized due to a change in intent during 2004.

     Gross gains of $104 million, $199 million and $189 million and gross losses of $233 million, $132 million and $157 million were realized on sales of fixed income securities during 2006, 2005 and 2004, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                      GROSS UNREALIZED
                                                              FAIR    ----------------   UNREALIZED NET
(IN MILLIONS)                                                VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                            -------   ------   -------   --------------
AT DECEMBER 31, 2006
Fixed income securities                                     $62,439   $2,095    $(507)       $ 1,588
Equity securities                                               533       11       --             11
Derivative instruments (1)                                      (16)       2      (18)           (16)
                                                                                             -------
   Total                                                                                       1,583
Amount recognized for: (2)
   Premium deficiency reserve                                                                 (1,129)
   Deferred policy acquisition and sales inducement costs                                         46
                                                                                             -------
      Total                                                                                   (1,083)
   Deferred income taxes                                                                        (175)
                                                                                             -------
Unrealized net capital gains and losses                                                      $   325
                                                                                             =======

                                                                      GROSS UNREALIZED
                                                              FAIR    ----------------   UNREALIZED NET
(IN MILLIONS)                                                VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                            -------   ------   -------   --------------
AT DECEMBER 31, 2005
Fixed income securities                                     $61,977   $2,721    $(461)       $ 2,260
Equity securities                                               324        6       (1)             5
Derivative instruments (1)                                       (6)      --       (6)            (6)
                                                                                             -------
   Total                                                                                       2,259
Amount recognized for: (2)
   Premium deficiency reserve                                                                 (1,343)
   Deferred policy acquisition and sales inducement costs                                        (12)
                                                                                             -------
      Total                                                                                   (1,355)
   Deferred income taxes                                                                        (316)
                                                                                             -------
Unrealized net capital gains and losses                                                      $   588
                                                                                             =======

----------
(1) Included in the fair value of derivative securities are $(7) million and $(4) million classified as assets and $9 million and $2 million classified as liabilities at December 31, 2006 and 2005, respectively.

(2) See Note 2, Summary of Significant Accounting Policies for deferred policy acquisition and sales inducement costs and reserve for life-contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN MILLIONS)                                                2006     2005     2004
                                                            -----   -------   -----
Fixed income securities                                     $(672)  $(1,067)  $ 150
Equity securities                                               6        (4)      5
Derivative instruments                                        (10)       17     (21)
                                                            -----   -------   -----
   Total                                                     (676)   (1,054)    134
Amounts recognized for:
   Premium deficiency reserve                                 214      (254)   (157)
   Deferred policy acquisition and sales inducement costs      58       653     (39)
                                                            -----   -------   -----
      Total                                                   272       399    (196)
Deferred income taxes                                         141       230      22
                                                            -----   -------   -----
Decrease in unrealized net capital gains and losses         $(263)  $  (425)  $ (40)
                                                            =====   =======   =====

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                  LESS THAN 12 MONTHS             12 MONTHS OR MORE
                                           -----------------------------   -----------------------------
                                           NUMBER                          NUMBER                            TOTAL
                                             OF       FAIR    UNREALIZED     OF      FAIR     UNREALIZED   UNREALIZED
$ IN MILLIONS                              ISSUES    VALUE      LOSSES     ISSUES    VALUE      LOSSES        LOSSES
                                           ------   -------   ----------   ------   -------   ----------   ----------
AT DECEMBER 31, 2006
Fixed income securities
   U.S. government and agencies                11   $   177     $  (1)        12   $    87     $  (2)      $  (3)
   Municipal                                  184     1,018       (20)       143       558       (23)        (43)
   Corporate                                  477     6,114       (80)       607     7,665      (245)       (325)
   Foreign government                           7        40        (1)         8       113        (2)         (3)
   Mortgage-backed securities                 232       753        (6)       722     1,933       (50)        (56)
   Commercial mortgage-backed securities      131     1,624       (10)       224     2,272       (51)        (61)
   Asset-backed securities                    100       881        (5)        59       523       (11)        (16)
   Redeemable preferred stock                   1         7        --         --        --        --          --
                                            -----   -------     ------     -----   -------     -----       -----
      Total fixed income securities         1,143    10,614      (123)     1,775    13,151      (384)       (507)
Equity securities                              --        --        --         --        --        --          --
                                            -----   -------     ------     -----   -------     -----       -----
      Total fixed income & equity
         securities                         1,143   $10,614     $(123)     1,775   $13,151     $(384)      $(507)
                                            =====   =======     ======     =====   =======     =====       =====
Investment grade fixed income securities    1,081   $10,169     $(113)     1,723   $12,804     $(368)      $(481)
Below investment grade fixed income
   securities                                  62       445       (10)        52       347       (16)        (26)
                                            -----   -------     ------     -----   -------     -----       -----
      Total fixed income securities         1,143   $10,614     $(123)     1,775   $13,151     $(384)      $(507)
                                            =====   =======     ======     =====   =======     =====       =====
AT DECEMBER 31, 2005
Fixed income securities
   U.S. government and agencies                13   $    99     $  (2)         3   $     8     $  --       $  (2)
   Municipal                                  160       878       (12)        25        96        (3)        (15)
   Corporate                                  819     9,936      (193)       168     1,962       (80)       (273)
   Foreign government                          21       291        (2)         2        20        --          (2)
   Mortgage-backed securities                 755     3,694       (60)       222       587       (18)        (78)
   Commercial mortgage-backed securities      321     3,727       (53)        36       329       (10)        (63)
   Asset-backed securities                    119     1,162       (12)        48       359       (16)        (28)
   Redeemable preferred stock                  --        --        --         --        --        --          --
                                            -----   -------     -----      -----   -------     -----       -----
      Total fixed income securities         2,208    19,787      (334)       504     3,361      (127)       (461)
Equity securities                               2         9        (1)        --        --        --          (1)
                                            -----   -------     -----      -----   -------     -----       -----
      Total fixed income & equity
         securities                         2,210   $19,796     $(335)       504    $3,361     $(127)      $(462)
                                            =====   =======     ======     =====   =======     =====       =====
Investment grade fixed income securities    2,076   $19,203     $(314)       488   $ 3,227     $(112)      $(426)
Below investment grade fixed income
   securities                                 132       584       (20)        16       134       (15)        (35)
                                            -----   -------     -----      -----   -------     -----       -----
      Total fixed income securities         2,208   $19,787     $(334)       504   $ 3,361     $(127)      $(461)
                                            =====   =======     =====      =====   =======     =====       =====

     As of December 31, 2006, $506 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $506 million, $481 million related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2006, the remaining $1 million of unrealized losses related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost and related to below investment grade fixed income securities. These securities were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     As of December 31, 2006, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

     As of December 31, 2006 and 2005, the carrying value for cost method investments was $362 million and $213 million, respectively, which primarily included limited partnership interests in fund investments. Each cost method investment was evaluated utilizing certain criteria such as a measurement of the Company's percentage share of the investee's equity relative to the carrying value and certain financial trends to determine if an event or change in circumstance occurred that could indicate an other-than-temporary impairment existed. Investments meeting any one of these criteria were further evaluated and, if it was determined that an other-than-temporary impairment existed, the investment was written down to the estimated fair value. The estimated fair value was generally based on the fair value of the underlying investments in the limited partnership funds. It is not practicable to estimate the fair value of each cost method investment in accordance with paragraphs 14 and 15 of SFAS 107, "Disclosures about Fair Value of Financial Instruments" ("SFAS No. 107") because the investments are private in nature and do not trade frequently. In addition, the information that would be utilized to estimate fair value is not readily available. In both 2006 and 2005, the Company had write-downs of $0.1 million related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2006 and 2005 was $5 million and $3 million, respectively. No valuation allowances were held at December 31, 2006 or 2005 because the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. The Company recognized interest income on impaired loans of $0.4 million, $0.2 million and $2 million during 2006, 2005 and 2004, respectively. The average balance of impaired loans was $5 million, $6 million and $29 million during 2006, 2005 and 2004, respectively.

     No valuation allowances were charged to operations in 2006 or 2005. In 2004, a valuation allowance of $1 million was charged to operations and $1 million of a balance previously written off was recovered.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2006 and 2005.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)    2006    2005
                                                  ----    ----
California                                        20.4%   22.2%
New York                                          10.6     6.5
New Jersey                                         7.8     9.6
Texas                                              5.4     6.8
Pennsylvania                                       5.2     5.4

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2006 and 2005.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2006    2005
                                                       ----    ----
California                                             19.3%   16.6%
Illinois                                                9.7     8.5
Texas                                                   7.6     8.1
Pennsylvania                                            5.7     6.6
New York                                                5.1     5.7

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2006     2005
                                                      -----    -----
Office buildings                                       34.7%    32.4%
Retail                                                 25.7     22.6
Warehouse                                              20.5     23.2
Apartment complex                                      15.5     18.4
Industrial                                              1.1      1.2
Other                                                   2.5      2.2
                                                      -----    -----
   Total                                              100.0%   100.0%
                                                      =====    =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2006 for loans that were not in foreclosure are as follows:

                  NUMBER OF   CARRYING
($ IN MILLIONS)     LOANS       VALUE    PERCENT
                  ---------   --------   -------
2007                  39       $  301       3.5%
2008                  75          576       6.6
2009                 118        1,156      13.3
2010                 103        1,299      14.9
2011                 101        1,248      14.4
Thereafter           453        4,110      47.3
                     ---       ------     -----
   Total             889       $8,690     100.0%
                     ===       ======     =====

     In 2006, $419 million of commercial mortgage loans were contractually due. Of these, 70% were paid as due, 24% were refinanced at prevailing market terms and 6% were extended for less than one year. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     At December 31, 2006, the Company is not exposed to any credit concentration of risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company's business activities include securities lending programs with third parties, mostly large brokerage firms. At December 31, 2006 and 2005, fixed income securities with a carrying value of $1.74 billion and $1.81 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $5 million, $5 million and $4 million, for the years ended December 31, 2006, 2005 and 2004, respectively.

     As part of its business activities, the Company sells securities under agreements to repurchase, primarily including a mortgage dollar roll program. At December 31, 2006 and 2005, the Company had $143 million and $87 million, respectively, of securities that were subject to repurchase agreements. For repurchase agreements, an offsetting liability is recorded in other liabilities and accrued expenses to account for the Company's obligation to return these funds.

Interest income recorded as a result of the program was $1 million, $9 million and $23 million for the years ended December 31, 2006, 2005 and 2004, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $3.26 billion and $3.13 billion at December 31, 2006 and 2005, respectively.

     At December 31, 2006, fixed income securities with a carrying value of $58 million were on deposit with regulatory authorities as required by law.

     At December 31, 2006, the carrying value of fixed income securities that were non-income producing was $10 million. No other investments were non-income producing at December 31, 2006.

7. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not included in accordance with SFAS No. 107. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                           DECEMBER 31, 2006     DECEMBER 31, 2005
                          -------------------   -------------------
                          CARRYING     FAIR      CARRYING    FAIR
(IN MILLIONS)               VALUE      VALUE       VALUE     VALUE
                          --------   --------    --------   -------
Fixed income securities    $62,439    $62,439     $61,977   $61,977
Mortgage loans               8,690      8,761       8,108     8,290
Equity securities               72         72          67        67
Short-term investments         805        805         927       927
Policy loans                   752        752         729       729
Separate accounts           16,174     16,174      15,235    15,235

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. At December 31, 2006 and 2005, equity securities in the table above exclude $461 million and $257 million, respectively, of limited partnership interests, which are accounted for based on the cost method or equity method of accounting (see Notes 2 and 6). The remaining equity securities reflect common and preferred stocks, which are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                      DECEMBER 31, 2006    DECEMBER 31, 2005
                                                     ------------------   ------------------
                                                     CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                          VALUE     VALUE     VALUE       VALUE
                                                     --------   -------   --------   -------
Contractholder funds on investment contracts          $52,143   $50,124    $50,253   $48,269
Note payable to parent                                    500       500         --        --
Long-term debt                                            206       206        181       181
Liability for collateral and repurchase agreements      2,294     2,294      2,231     2,231
Separate accounts                                      16,174    16,174     15,235    15,235

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements under the provisions of SFAS No. 107. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies and funding agreements are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The carrying value of the note payable to parent is deemed to approximate fair value due to the short-term nature of the note. The carrying value of long-term debt is deemed to approximate fair value. Liability for collateral and repurchase agreements is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of derivatives used for asset replication and embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") to permit the application of SFAS 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset and liability purchases and financial futures and options for hedging the Company's equity exposure contained in equity indexed and variable annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income investments, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more indices.

In the tables that follow:

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The exchange requires margin deposits as well as daily cash settlements of margin. As of December 31, 2006, the Company pledged $22 million of securities in the form of margin deposits. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources, including broker quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short-term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for freestanding derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     The net impact to pretax income includes the settlements for derivatives, including the accrued periodic settlements, as well as changes in the fair value of freestanding and embedded derivatives. For those derivatives that qualify for fair value hedge accounting, it also includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are included. For embedded derivatives in convertibles and equity-indexed notes subject to bifurcation, accretion income related to the host instrument has also been included.

     The following table categorizes the accounting hedge (fair value and cash flow) and non-hedge strategies employed by the Company. The notional amount, the fair value of the hedge and the impact on pretax income have been provided to illustrate the relative volume, the Company's exposure and the level of mark-to-market activity, respectively, for the derivative programs as of December 31.

($ IN MILLIONS)                           2006                           2005
                             -----------------------------  -----------------------------
                                            FAIR VALUE                     FAIR VALUE
                                       -------------------            -------------------   IMPACT TO PRETAX
                                       FAIR   CASH                     FAIR   CASH              INCOME
                             NOTIONAL  VALUE  FLOW    NON-  NOTIONAL  VALUE   FLOW   NON-  ------------------
                              AMOUNT   HEDGE  HEDGE  HEDGE   AMOUNT   HEDGE  HEDGE  HEDGE  2006   2005  2004
                             --------  -----  -----  -----  --------  -----  -----  -----  ----  -----  ----
RISK REDUCTION
   Interest rate exposure     $25,819   $ 24   $ --   $ 43   $22,304   $ 12    $--  $  82  $(45) $(161) $(241)
   Macro hedging                3,425     --     --      1     3,319     --     --      1    16     (9)   (32)
   Hedging of equity
      exposure in annuity
      contracts                 4,722     --    --     125     4,523     --     --     66   103     20     53
   Hedging interest rate
      and foreign currency
      risk inherent in
      funding agreements        1,948    366    --      --     2,501    327     --     --    13     77    143
   Other                          470      3    (17)    (4)      642      3     (6)    (1)  (75)   (10)    (8)

ASSET REPLICATION                 395     --    --       2       432     --     --     --     4      2      1

EMBEDDED DERIVATIVES
   Convertibles                   488     --    --     187       453     --     --    159    51     27     14
   Equity indexed notes           625     --    --     305       325     --     --    133    49     19     --
   Annuity contracts            6,122     --    --    (171)    4,494     --     --   (113)  (57)    (8)    13
                              -------   ----   ----   ----   -------   ----    ---  -----  ----  -----  -----
TOTAL                         $44,014   $393   $(17)  $488   $38,993   $342    $(6) $ 327  $ 59  $ (43) $ (57)
                              =======   ====   ====   ====   =======   ====    ===  =====  ====  =====  =====

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

                                                CARRYING VALUE
                                         -----------------------------
                                             ASSETS      (LIABILITIES)
                                         -------------   -------------
(IN MILLIONS)                             2006    2005    2006    2005
                                         ------   ----   -----   -----
Fixed income securities                  $  492   $292   $  --   $  --
Other investments                           666    522      --      --
Other assets                                  3      3      --      --
Contractholder funds                         --     --    (171)   (113)
Other liabilities and accrued expenses       --     --    (126)    (41)
                                         ------   ----   -----   -----
   Total                                 $1,161   $817   $(297)  $(154)
                                         ======   ====   =====   =====

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $(16) million and $(6) million at December 31, 2006 and 2005, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges resulted from changes in fair value of $(10) million, $17 million, and $(18) million in 2006, 2005 and 2004, respectively, and the amortization of gains to income of $3 million in 2004. Amortization to net income of accumulated other comprehensive income related to cash flow hedges is expected to be less than $1 million in 2007.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2006.

                                                                                    CARRYING VALUE
                                                            NOTIONAL     FAIR   ----------------------
($ IN MILLIONS)                                              AMOUNT     VALUE   ASSETS   (LIABILITIES)
                                                            --------    -----   ------   -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                               $14,529     $  24   $   30       $  (6)
Financial futures contracts                                   3,626         1        1          --
Interest rate cap and floor agreements                       12,065        27       26           1
                                                            -------     -----   ------       -----
Total interest rate contracts                                30,220        52       57          (5)
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                      4,521       125      233        (108)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                              1,551       362      375         (13)
CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                 395         2        1           1
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit (1)                           1,608         7       --           7
Guaranteed withdrawal benefit (1)                             1,067         1       --           1
Conversion options in fixed income securities                   488       187      187          --
Equity-indexed call options in fixed income securities          625       305      305          --
Equity-indexed and forward starting options in life and
   annuity product contracts                                  3,343      (189)      --        (189)
Other embedded derivative financial instruments                 104        10       --          10
                                                            -------     -----   ------       -----
Total embedded derivative financial instruments               7,235       321      492        (171)
OTHER DERIVATIVE FINANCIAL INSTRUMENTS                           92         2        3          (1)
                                                            -------     -----   ------       -----
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                      $44,014     $ 864   $1,161       $(297)
                                                            =======     =====   ======       =====

(1) These embedded derivative financial instruments relate to the Company's variable annuity business, which was fully reinsured to Prudential effective June 1, 2006 (see Note 3).

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2005:

                                                                                 CARRYING VALUE
                                                          NOTIONAL    FAIR   ----------------------
($ IN MILLIONS)                                            AMOUNT    VALUE   ASSETS   (LIABILITIES)
                                                          --------   -----   ------   -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                              $11,512   $  43    $ 49       $  (6)
Financial futures contracts                                  4,188       1       1          --
Interest rate cap and floor agreements                      10,792      51      49           2
                                                           -------   -----    ----       -----
Total interest rate contracts                               26,492      95      99          (4)
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                     3,948      66     101         (35)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                             2,765     321     323          (2)
Foreign currency futures contracts                              31      --      --          --
                                                           -------   -----    ----       -----
Total foreign currency contracts                             2,796     321     323          (2)
CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                432      --      --          --
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                              1,208       2      --           2
Guaranteed withdrawal benefit                                  532      --      --          --
Conversion options in fixed income securities                  453     159     159          --
Equity-indexed call options in fixed income securities         325     133     133          --
Equity-indexed and forward starting options in life and
   annuity product contracts                                 2,650    (120)     --        (120)
Other embedded derivative financial instruments                132       4      (1)          5
                                                           -------   -----    ----       -----
Total embedded derivative financial instruments              5,300     178     291        (113)
OTHER DERIVATIVE FINANCIAL INSTRUMENTS                          25       3       3          --
                                                           -------   -----    ----       -----
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                     $38,993   $ 663    $817       $(154)
                                                           =======   =====    ====       =====

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2006, counterparties pledged $357 million in cash to the Company and the Company pledged $10 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements.

($ IN MILLIONS)

($ IN MILLIONS)                           2006                                                   2005
                  ----------------------------------------------------   ----------------------------------------------------
                  NUMBER OF                                EXPOSURE,     NUMBER OF                                EXPOSURE,
                   COUNTER-   NOTIONAL      CREDIT          NET OF        COUNTER-   NOTIONAL      CREDIT          NET OF
RATING (1)         PARTIES     AMOUNT    EXPOSURE (2)   COLLATERAL (2)    PARTIES     AMOUNT    EXPOSURE (2)   COLLATERAL (2)
----------        ---------   --------   ------------   --------------   ---------   --------   ------------   --------------
 AAA                   1       $   457       $ 10             $10             1       $   484       $ 10             $10
 AA                    5         8,124        137              32             5         6,171        123              25
 AA-                   6         7,484        201              21             3         3,484         14              14
 A+                    3        12,494         86              20             6        15,337        273              23
  A                   --            --         --              --             1            30         --              --
                     ---       -------       ----             ---            --       -------       ----             ---
Total                 15       $28,559       $434             $83            16       $25,506       $420             $72
                     ===       =======       ====             ===            ==       =======       ====             ===

----------
(1)  Rating is the lower of S&P's or Moody's ratings.

(2) For each counterparty, only over-the-counter derivatives with a net positive fair value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND INVESTMENT VIE NOT CONSOLIDATED

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                               2006                  2005
                                       -------------------   -------------------
                                       CONTRACTUAL    FAIR   CONTRACTUAL    FAIR
(IN MILLIONS)                            AMOUNT      VALUE      AMOUNT     VALUE
                                       -----------   -----   -----------   -----
Commitments to invest                         $707     $--          $569     $--
Private placement commitments                  112      --           205      --
Commitments to extend mortgage loans           527       5           407       4

     In the above table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practicable to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets consisting primarily of investment securities and cash totaling $401 million and liabilities, primarily long-term debt, totaling $378 million at

December 31, 2006. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to its investment in the VIE is the current carrying value of its investment, which was $8 million at December 31, 2006.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN MILLIONS)                                                 2006      2005
                                                            -------   -------
Immediate annuities:
   Structured settlement annuities                           $6,950   $ 6,813
   Other immediate annuities                                  2,317     2,414
Traditional Life                                              2,234     2,094
Other                                                           703       560
                                                            -------   -------
      Total reserve for life-contingent contract benefits   $12,204   $11,881
                                                            =======   =======

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                          INTEREST              ESTIMATION
            PRODUCT                           MORTALITY                     RATE                  METHOD
Structured settlement annuities   U.S. population with projected     Interest rate        Present value of
                                  calendar year improvements;        assumptions range    contractually
                                  mortality rates adjusted for       from 4.1% to 11.7%   specified future
                                  each impaired life based on                             benefits
                                  reduction in life expectancy and
                                  nature of impairment

Other immediate annuities         1983 group annuity mortality       Interest rate        Present value of
                                  table                              assumptions range    expected future
                                  1983 individual annuity            from 1.9% to 11.5%   benefits based on
                                  mortality table                                         historical experience
                                  1983-a annuity mortality table

Traditional life                  Actual company experience plus     Interest rate        Net level premium
                                  loading                            assumptions range    reserve method using
                                                                     from 4.0% to 11.3%   the Company's
                                                                                          withdrawal experience
                                                                                          rates

Other:
   Variable annuity guaranteed    90% of 1994 group annuity          Interest rate        Projected benefit
      minimum death benefits      mortality table with internal      assumptions range    ratio applied to
                                  modifications                      from 6.5% to 7.0%    cumulative assessments

   Accident & health              Actual company experience plus                          Unearned premium;
                                  loading                                                 additional contract
                                                                                          reserves for
                                                                                          traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.13 billion and $1.34 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2006 and 2005, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

(IN MILLIONS)                                       2006      2005
                                                  -------   -------
Interest-sensitive life                           $ 8,397   $ 7,917
Investment contracts:
   Fixed annuities                                 39,277    37,451
   Funding agreements backing medium-term notes    12,787    12,454
   Other investment contracts                         104       368
                                                  -------   -------
      Total contractholder funds                  $60,565   $58,190
                                                  =======   =======

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                          INTEREST RATE                        WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life              Interest rates credited range       Either a percentage of account balance or dollar
                                     from 2.0% to 6.0%                   amount grading off generally over 20 years

Fixed annuities                      Interest rates credited range       Either a declining or a level percentage charge
                                     from 1.3% to 11.5% for immediate    generally over nine years or less. Additionally,
                                     annuities and 0% to 10.0% for       approximately 28.3% of fixed annuities are
                                     fixed annuities (which include      subject to market value adjustment for
                                     equity-indexed annuities whose      discretionary withdrawals.
                                     returns are indexed to the S&P
                                     500)

Funding agreements backing           Interest rates credited range       Not applicable
medium-term notes                    from 2.5% to 7.0% (excluding
                                     currency-swapped medium-term
                                     notes)

Other investment contracts:
   Variable annuity guaranteed       Interest rates used in              Withdrawal and surrender charges are based on
      minimum income benefit (1)     establishing reserves range from    the terms of the related interest-sensitive life
      and secondary guarantees on    1.8% to 10.3%                       or fixed annuity contract.
      interest-sensitive life and
      fixed annuities

   Guaranteed investment contracts   Interest rates credited range       Generally not subject to discretionary withdrawal
                                     from 3.7% to 7.7%

   Other investment contracts        Not applicable                      Not applicable

----------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                                  2006      2005
                                                             -------   -------
Balance, beginning of year                                   $58,190   $53,939
   Deposits                                                    9,541    11,410
   Interest credited                                           2,600     2,340
   Benefits                                                   (1,500)   (1,336)
   Surrenders and partial withdrawals                         (4,627)   (3,839)
   Maturities of institutional products                       (2,726)   (3,090)
   Contract charges                                             (697)     (649)
   Net transfers to separate accounts                           (145)     (339)
   Fair value hedge adjustments for institutional products        38      (289)
   Other adjustments                                            (109)       43
                                                             -------   -------
Balance, end of year                                         $60,565   $58,190
                                                             =======   =======

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contracts guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to the Prudential Reinsurance Agreements as disclosed in Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $14.64 billion and $13.90 billion of equity, fixed income and balanced mutual funds and $674 million and $580 million of money market mutual funds at December 31, 2006 and 2005, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                DECEMBER 31,
                                                                           ---------------------
(IN MILLIONS)                                                                2006        2005
                                                                           ---------   ---------
IN THE EVENT OF DEATH
   Separate account value                                                  $  15,269   $  14,465
   Net amount at risk (1)                                                  $   1,068   $   1,521
   Average attained age of contractholders                                  65 years    65 years

AT ANNUITIZATION
   Separate account value                                                  $   3,830   $   3,836
   Net amount at risk (2)                                                  $      64   $      45
   Weighted average waiting period until annuitization options available     4 years     6 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                  $   1,041   $     508
   Net amount at risk (3)                                                  $      --   $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                  $   1,595   $   1,175
   Net amount at risk (4)                                                  $      --   $      --
   Weighted average waiting period until guarantee date                     11 years    11 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees was established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to life and annuity contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

                                        LIABILITY FOR
                                          GUARANTEES
                                          RELATED TO      LIABILITY
                                        DEATH BENEFITS       FOR      LIABILITY FOR
                                             AND         GUARANTEES     GUARANTEES
                                           INTEREST-     RELATED TO     RELATED TO
                                           SENSITIVE       INCOME      ACCUMULATION
(IN MILLIONS)                            LIFE PRODUCTS    BENEFITS       BENEFITS     TOTAL
                                        --------------   ----------   -------------   -----
Balance at December 31, 2004                 $ 95           $ 45          $ (1)       $139
   Less reinsurance recoverables              (10)            --            --         (10)
                                             ----           ----          ----        ----
Net balance at December 31, 2004               85             45            (1)        129
Incurred guaranteed benefits                   50              6            (1)         55
Paid guarantee benefits                       (48)            --            --         (48)
                                             ----           ----          ----        ----
   Net change                                   2              6            (1)          7
Net balance at December 31, 2005               87             51            (2)        136
   Plus reinsurance recoverables               10             --            --          10
                                             ----           ----          ----        ----
Balance, December 31, 2005 (1)               $ 97           $ 51          $ (2)       $146
                                             ====           ====          ====        ====
   Less reinsurance recoverables              (10)            --            --         (10)
                                             ----           ----          ----        ----
Net balance at December 31, 2005               87             51            (2)        136
Variable annuity business disposition
   related reinsurance recoverables           (75)           (23)           12         (86)
Incurred guaranteed benefits                   23             (2)          (10)         11
Paid guarantee benefits                       (17)            (2)           --         (19)
                                             ----           ----          ----        ----
   Net change                                 (69)           (27)            2         (94)
Net balance at December 31, 2006               18             24            --          42
   Plus reinsurance recoverables               96             23            (8)        111
                                             ----           ----          ----        ----
Balance, December 31, 2006 (2)               $114           $ 47          $ (8)       $153
                                             ====           ====          ====        ====

----------
(1) Included in the total liability balance at December 31, 2005 are reserves for variable annuity death benefits of $77 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(2) million and other guarantees of $51 million.

(2) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $89 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(8) million and other guarantees of $51 million.

9. REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in 2006, the Company increased its mortality risk retention to $5 million per life for certain insurance applications meeting specific criteria. From October 1998 through December 2005, the Company ceded mortality risk on new life contracts that exceeded $2 million per life for individual coverage. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million per life for individual coverage.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2006, the Company had reinsurance recoverables of $1.49 billion due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through Reinsurance Agreements (see Note 3). In 2006, premiums and contract charges of $170 million, contract benefits of $29 million, interest credited to contractholder funds of $35 million, and operating costs and expenses of $64 million were ceded to Prudential pursuant to the Reinsurance Agreements. Prior to this disposal, the Company ceded 100% of the mortality and certain other risks related to product features on certain in-force variable annuity contracts. In addition, as of December 31, 2006 and 2005, the Company had reinsurance recoverables of $153 million and $150 million, respectively due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2006, the gross life insurance in force was $478 billion of which $236 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                              2006     2005     2004
                                                          ------   ------   ------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $2,326   $2,115   $2,098
Assumed
   Affiliate                                                  16       17       14
   Non-affiliate                                              30       27       12
Ceded--non-affiliate                                        (787)    (606)    (526)
                                                          ------   ------   ------
      Premiums and contract charges, net of reinsurance   $1,585   $1,553   $1,598
                                                          ======   ======   ======

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

(IN MILLIONS)                                  2006     2005     2004
                                              ------   ------   ------
CONTRACT BENEFITS
Direct                                        $1,886   $1,824   $1,762
Assumed
   Affiliate                                      11       10       11
   Non-affiliate                                  23       21        4
Ceded--non-affiliate                            (548)    (515)    (418)
                                              ------   ------   ------
      Contract benefits, net of reinsurance   $1,372   $1,340   $1,359
                                              ======   ======   ======

     Reinsurance recoverables at December 31 are summarized in the following table.

                      REINSURANCE
                 RECOVERABLE ON PAID
(IN MILLIONS)      AND UNPAID CLAIMS
                 -------------------
                    2006     2005
                   ------   ------
Annuities          $1,654   $  172
Life insurance      1,217    1,115
Long-term care        427      324
Other                  94       88
                   ------   ------
Total              $3,392   $1,699
                   ======   ======

     At December 31, 2006 and 2005, approximately 88% and 83%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

(IN MILLIONS)                            2006     2005     2004
                                        ------   ------   ------
BALANCE, BEGINNING OF YEAR              $3,948   $3,176   $3,202
Disposition of operation (1)(2)           (726)      --     (238)
Impact of adoption of SOP-03-1 (3)          --       --     (144)
Reinsurance (4)                             --       --       40
Acquisition costs deferred                 742      766      828
Amortization charged to income            (538)    (568)    (534)
Effect of unrealized gains and losses       59      574       22
                                        ------   ------   ------
BALANCE, END OF YEAR                    $3,485   $3,948   $3,176
                                        ======   ======   ======

----------
(1) In 2006, DAC was reduced in connection with the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

(2) In 2004, DAC was reduced in connection with the disposition of substantially all of the Company's direct response distribution business.

(3) In 2004, the impact of adoption of SOP 03-1 included a write-down in variable annuity DAC of $108 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $44 million, and an increase to DAC of $8 million for an adjustment to the effect of unrealized capital gains and losses.

(4) In 2004, DAC was increased as a result of certain reinsurance transactions with AHL and Columbia (see Note 5).

     Net amortization charged to income, due to the realization of capital (gains) and losses, includes $(50) million, $126 million and $120 million in 2006, 2005 and 2004, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of substantially all of the variable annuity business. During 2005 and 2004, DAC and DSI amortization was estimated using stochastic modeling and was significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005 and 8% in 2004. Whenever actual separate accounts fund performance based on the two most recent years varied from the expectation, the Company projected performance levels over the next five years such that the mean return over a seven-year period equaled the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company did not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluated the results of utilization of this process to confirm that it was reasonably possible that variable annuity and life fund performance would revert to the expected long-term mean within this time horizon.

     DSI activity for the twelve months ended December 31 was as follows:

(IN MILLIONS)                                    2006   2005   2004(2)
                                                 ----   ----   -------
BALANCE, BEGINNING OF YEAR                       $237   $134     $ 99
Disposition of operation (1)                      (70)    --       --
Sales inducements deferred                        105     99       55
Amortization charged to income                    (48)   (74)     (45)
Effects of unrealized gains and losses              1     78       25
                                                 ----   ----     ----
BALANCE, END OF YEAR                             $225   $237     $134
                                                 ====   ====     ====

----------
(1) In 2006, DSI was reduced in connection with the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

(2) The January 1, 2004 balance includes a $16 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office equipment. Total rent expense for all leases was $0.3 million in 2006 and $1 million in both 2005 and 2004.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $260 million at December 31, 2006. The obligations associated with these fixed income securities expire at various times during the next seven years.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2006.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from these matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In March 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and on January 16, 2007, the judge denied their request. The case otherwise remains pending. The EEOC also filed another lawsuit in October 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization ("EEOC II" suit). In EEOC II, in October 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC filed a motion for interlocutory appeal from the partial summary judgment, which was granted by the trial court on January 4, 2007. AIC has filed a petition for immediate review of two controlling issues of law to the Court of Appeals for the Eighth Circuit and that petition is currently pending. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In all of these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is defending a certified nationwide class action related to certain of its universal life policies written prior to 1992. The breach of contract claim involves premium increases that the Company charged related to those policies. Other life insurance companies have faced similar suits. The Company is vigorously defending this lawsuit, and the outcome of this dispute is currently uncertain.

     The Company is currently undergoing periodic market conduct examinations by state insurance regulators. In a recently concluded examination, regulators in the state of New York focused, as they have with other insurers, on one of the Company's New York subsidiary's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They found that this New York subsidiary failed to meet the requirements of certain applicable regulations. The New York subsidiary has settled this examination and has substantially completed customer remediation related to replacement sales and is completing its other obligations arising from the examination.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing, late trading and the issuance of funding agreements backing medium-term notes. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. Moreover, the Corporation has not received any communication from authorities related to the variable annuity market timing and late trading inquiries since November 2005. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

   Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12. INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Any subsidiary not eligible to join in the consolidated federal income tax return files a separate tax return.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 2002 tax year and the statute of limitations has expired for these years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                        2006     2005
                                    -----   -------
   DEFERRED ASSETS
Life and annuity reserves           $ 682   $   925
Other assets                           48        70
                                    -----   -------
   Total deferred assets              730       995
DEFERRED LIABILITIES
Deferred policy acquisition costs    (784)     (981)
Unrealized net capital gains         (175)     (317)
Other liabilities                     (29)      (37)
                                    -----   -------
   Total deferred liabilities        (988)   (1,335)
                                    -----   -------
      Net deferred liability        $(258)  $  (340)
                                    =====   =======

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)               2006    2005    2004
                           -----   -----   -----
Current                    $ 136   $ 225   $ 236
Deferred                      60     (51)    (47)
                           -----   -----   -----
Total income tax expense   $ 196   $ 174   $ 189
                           =====   =====   =====

     The Company paid income taxes of $317 million, $156 million and $149 million in 2006, 2005 and 2004, respectively. The Company had a current income tax receivable of $49 million and a payable of $133 million at December 31, 2006 and 2005, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                            2006   2005   2004
                                            ----   ----   ----
Statutory federal income tax rate           35.0%  35.0%  35.0%
Adjustment for prior year tax liabilities   (1.6)  (3.9)  (0.1)
Dividends received deduction                (2.7)  (2.5)  (2.4)
Other                                        0.6    0.8    2.1
                                            ----   ----   ----
    Effective income tax rate               31.3%  29.4%  34.6%
                                            ====   ====   ====

13. CAPITAL STRUCTURE

DEBT OUTSTANDING

     Total debt outstanding at December 31 consisted of the following:

(IN MILLIONS)                                            2006   2005
                                                           ----   ----
6.18% Surplus Notes, due 2036                              $100   $ --
5.06% Surplus Notes, due 2035                               100    100
Mandatorily redeemable preferred stock - Series A             6     32
Structured investment security VIE obligations, due 2007     --     49
                                                           ----   ----
   Total long-term debt                                     206    181
Note payable to parent                                      500     --
                                                           ----   ----
   Total debt                                              $706   $181
                                                           ====   ====

     Certain of the Company's debt relates to intercompany obligations. These obligations, which include the Surplus Notes, preferred stock-Series A and note payable to parent, are discussed in Note 5 to the consolidated financial statements.

     The Company was the primary beneficiary of a consolidated structured investment security VIE. The Company's Consolidated Statements of Financial Position included $54 million of investments and $49 million of long-term debt as of December 31, 2005. In 2006, the debt associated with the VIE was redeemed.

14. STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income of ALIC and its insurance subsidiaries for 2006, 2005 and 2004 was $281 million, $294 million and $293 million, respectively. Statutory capital and surplus was $3.36 billion and $3.66 billion as of December 31, 2006 and 2005, respectively.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid dividends of $675 million in 2006. This amount was in excess of the $366 million that was allowed under Illinois insurance law based on 2005 formula amounts. The Company received approval from the IL DOI for the portion of the 2006 dividends in excess of this amount. Based on 2006 ALIC statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2007 is $336 million, less dividends paid during the preceding twelve months measured at that point in time.

15. BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2006, 2005 and 2004 was $32 million, $18 million and $17 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these pension and postretirement benefit plans. The allocated cost to the Company included in net income was $6 million, $6 million and $8 million for postretirement benefits other than pension plans in 2006, 2005 and 2004, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $12 million, $10 million, and $14 million in 2006, 2005 and 2004, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                             2006                    2005                    2004
                                    ---------------------   ---------------------   ---------------------
                                                    AFTER                   AFTER                  AFTER-
(IN MILLIONS)                       PRETAX    TAX    -TAX   PRETAX    TAX   -TAX    PRETAX   TAX    TAX
                                    ------   ----   -----   ------   ----   -----   ------   ---   ------
Unrealized holding (losses) gains
   arising during the period,
   net of related offsets           $(493)   $172   $(321)   $(724)  $254   $(470)   $(113)  $40    $(73)
Less: reclassification
   adjustment                         (89)     31     (58)     (69)    24     (45)     (51)   18     (33)
                                    -----    ----   -----    -----   ----   -----    -----   ---    ----
UNREALIZED NET CAPITAL
   (LOSSES) GAINS                    (404)    141    (263)    (655)   230    (425)     (62)   22     (40)
                                    -----    ----   -----    -----   ----   -----    -----   ---    ----
Other comprehensive (loss)
   income                           $(404)   $141   $(263)   $(655)  $230   $(425)   $ (62)  $22    $(40)
                                    =====    ====   =====    =====   ====   =====    =====   ===    ====

                    --------------------------------------------------
                    ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2006 AND FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005 AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2006, the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2006, the results of operations for the period then ended, the changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 14, 2007

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.                         AIM V. I.       AIM V. I.                          AIM V. I.
                                    Basic         AIM V. I.          Capital         Capital          AIM V. I.      Diversified
                                  Balanced       Basic Value      Appreciation     Development      Core Equity        Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    49,292,977  $    31,399,327  $   195,354,288  $    24,595,620  $   232,390,664  $    22,590,660
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    49,292,977  $    31,399,327  $   195,354,288  $    24,595,620  $   232,390,664  $    22,590,660
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    49,269,266  $    31,390,189  $   195,068,066  $    24,549,960  $   231,959,462  $    22,573,358
Contracts in payout
   (annuitization) period              23,711            9,138          286,222           45,660          431,202           17,302

   Total net assets           $    49,292,977  $    31,399,327  $   195,354,288  $    24,595,620  $   232,390,664  $    22,590,660
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    4,135,317        2,350,249        7,450,583        1,334,543        8,537,497        2,728,341
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    46,744,006  $    24,582,290  $   187,573,769  $    17,194,088  $   208,969,378  $    25,263,495
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.92  $         12.55  $          6.32  $         13.09  $          7.92  $         11.21
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.65  $         14.68  $         15.94  $         18.48  $         20.23  $         13.84
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.                        AIM V. I.         AIM V.I.        AIM V. I.
                                 Government        AIM V. I.     International      Large Cap         Mid Cap          AIM V. I.
                                 Securities       High Yield        Growth           Growth         Core Equity      Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    25,476,630  $    13,245,194  $    62,827,329  $    19,085,776  $    28,748,982  $    21,079,862
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    25,476,630  $    13,245,194  $    62,827,329  $    19,085,776  $    28,748,982  $    21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    25,424,933  $    13,218,196  $    62,759,515  $    19,080,483  $    28,740,025  $    21,047,556
Contracts in payout
   (annuitization) period              51,697           26,998           67,814            5,293            8,957           32,306

   Total net assets           $    25,476,630  $    13,245,194  $    62,827,329  $    19,085,776  $    28,748,982  $    21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,159,036        2,164,247        2,134,806        1,392,106        2,126,404       21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    25,636,770  $    13,920,072  $    41,854,464  $    17,154,201  $    26,358,835  $    21,079,862
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.03  $         10.38  $         11.76  $         11.07  $         12.35  $         10.51
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.17  $         14.92  $         22.74  $         11.11  $         16.59  $         12.46
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                AIM Variable     AIM Variable       Insurance        Insurance       Insurance        Insurance
                                  Insurance        Insurance          Funds            Funds           Funds            Funds
                                    Funds            Funds          Series II        Series II       Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                   AIM V. I.                         AIM V. I.        AIM V. I.
                                 AIM V. I.        AIM V. I.          Basic          AIM V. I.         Capital          Capital
                                 Technology       Utilities       Balanced II     Basic Value II  Appreciation II   Development II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,519,397  $    14,683,003  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     5,519,397  $    14,683,003  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,519,397  $    14,670,527  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
Contracts in payout
   (annuitization) period                   -           12,476                -                -                -                -

   Total net assets           $     5,519,397  $    14,683,003  $     1,937,708  $    22,197,592  $     8,274,041  $       592,317
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      393,680          691,616          163,658        1,676,555          319,338           32,563
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     4,510,860  $    10,199,090  $     1,538,785  $    17,716,504  $     6,748,429  $       438,301
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.08  $         17.30  $         10.90  $         12.29  $         10.74  $         14.02
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.28  $         17.58  $         11.34  $         16.40  $         14.45  $         14.52
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable    AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance       Insurance         Insurance       Insurance        AIM Variable
                                   Funds            Funds           Funds             Funds           Funds            Insurance
                                 Series II        Series II       Series II         Series II       Series II            Funds
                                Sub-Account      Sub-Account     Sub-Account       Sub-Account     Sub-Account        Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.       AIM V. I.                         AIM V. I.         AIM V. I.
                                    Core          Diversified     Government        AIM V. I.      International      Large Cap
                                 Equity II         Income II     Securities II    High Yield II      Growth II        Growth II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $     5,295,903  $       551,825  $     1,362,465  $       732,047  $     1,592,866  $     1,047,256
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      195,999           67,214          116,053          120,205           54,644           76,666
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     4,812,271  $       591,865  $     1,420,848  $       693,344  $     1,066,748  $       937,852
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.71  $         11.16  $         10.63  $         13.71  $         18.12  $         11.04
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.02  $         11.61  $         11.06  $         14.20  $         18.87  $         11.09
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Alliance        Alliance
                                AIM Variable     AIM Variable     AIM Variable     AIM Variable      Bernstein        Bernstein
                                 Insurance        Insurance        Insurance         Insurance        Variable        Variable
                                   Funds            Funds            Funds             Funds          Product          Product
                                 Series II        Series II        Series II         Series II      Series Fund      Series Fund
                                Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                       Alliance
                                  AIM V. I.        AIM V. I.                                          Alliance        Bernstein
                                Mid Cap Core        Money          AIM V. I.         AIM V. I.       Bernstein         Growth &
                                 Equity II        Market II      Technology II     Utilities II       Growth            Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     6,990,093  $     2,143,457  $       123,414  $       872,686  $    59,864,519  $   203,749,520
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     6,990,093  $     2,143,457  $       123,414  $       872,686  $    59,864,519  $   203,749,520
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,974,389  $     2,143,457  $       123,414  $       872,686  $    59,825,756  $   203,595,016
Contracts in payout
   (annuitization) period              15,704                -                -                -           38,763          154,504

   Total net assets           $     6,990,093  $     2,143,457  $       123,414  $       872,686  $    59,864,519  $   203,749,520
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      520,871        2,143,457            8,872           41,320        3,008,267        7,565,894
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     6,598,219  $     2,143,457  $        99,710  $       637,390  $    52,543,801  $   162,214,041
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.17  $          9.58  $         11.89  $         17.13  $          6.65  $         11.89
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.29  $         10.13  $         12.12  $         17.38  $         15.16  $         16.12
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Alliance         Alliance         Alliance         Alliance        Alliance
                                 Bernstein        Bernstein        Bernstein        Bernstein        Bernstein        American
                                  Variable         Variable         Variable        Variable          Variable         Century
                                  Product          Product          Product          Product          Product         Variable
                                Series Fund      Series Fund      Series Fund      Series Fund      Series Fund    Portfolios, Inc
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  Alliance         Alliance         Alliance        Alliance
                                 Bernstein        Bernstein        Bernstein        Bernstein         Alliance        American
                               International      Large Cap        Small/Mid         Utility         Bernstein         Century
                                   Value           Growth          Cap Value         Income            Value         VP Balanced
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    41,512,924  $    44,053,130  $    49,368,437  $     6,118,846  $     4,624,453  $        50,165
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    41,512,924  $    44,053,130  $    49,368,437  $     6,118,846  $     4,624,453  $        50,165
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    41,512,924  $    44,053,130  $    49,368,437  $     6,084,172  $     4,624,453  $        50,165
Contracts in payout
   (annuitization) period                   -                -                -           34,674                -                -

   Total net assets           $    41,512,924  $    44,053,130  $    49,368,437  $     6,118,846  $     4,624,453  $        50,165
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,677,968        1,670,578        2,742,691          247,526          309,328            6,662
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    33,484,283  $    40,679,945  $    41,869,643  $     5,146,821  $     4,092,646  $        48,959
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.53  $          6.20  $         18.13  $         13.09  $         12.57  $         15.21
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.88  $         13.69  $         19.03  $         13.38  $         12.85  $         15.36
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                   Dreyfus
                                  American         Socially                          Dreyfus          Dreyfus          Dreyfus
                                  Century        Responsible                         Variable         Variable         Variable
                                  Variable          Growth       Dreyfus Stock      Investment       Investment       Investment
                              Portfolios, Inc     Fund, Inc.       Index Fund          Fund             Fund             Fund
                                Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   Dreyfus
                                  American        Socially
                                 Century VP      Responsible     Dreyfus Stock     VIF Growth &         VIF           VIF Small
                               International     Growth Fund       Index Fund         Income        Money Market    Company Stock
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $        30,362  $       232,889  $     1,494,430  $       317,925  $       803,351  $        83,769
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        3,000            8,186           41,340           12,825          803,351            3,922
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        33,350  $       228,708  $     1,183,506  $       270,071  $       803,351  $        64,949
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         16.29  $          6.35  $          9.36  $          9.61  $         10.13  $         16.58
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         16.29  $         11.93  $         14.76  $         13.51  $         12.13  $         17.51
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                    DWS              DWS              DWS              DWS              DWS              DWS
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                  Series I         Series I         Series I         Series I         Series I        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   DWS VIP          DWS VIP          DWS VIP
                                  DWS VIP          Capital           Global         Growth and        DWS VIP          DWS VIP
                                   Bond A          Growth A      Opportunities       Income A      International      Balanced A
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       798,767  $     1,779,261  $     1,798,972  $     1,239,514  $       814,711  $     2,090,132
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       798,767  $     1,779,261  $     1,798,972  $     1,239,514  $       814,711  $     2,090,132
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       792,592  $     1,775,591  $     1,798,972  $     1,239,514  $       812,474  $     2,078,149
Contracts in payout
   (annuitization) period               6,175            3,670                -                -            2,237           11,983

   Total net assets           $       798,767  $     1,779,261  $     1,798,972  $     1,239,514  $       814,711  $     2,090,132
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      113,623           97,547           99,172          113,301           60,709           85,451
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       786,525  $     1,606,699  $     1,178,264  $       996,939  $       584,035  $     1,835,669
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.90  $         11.32  $         25.64  $         11.23  $         14.47  $         11.63
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.01  $         11.41  $         25.85  $         11.32  $         14.59  $         11.65
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                     Fidelity         Fidelity         Fidelity
                                    DWS              DWS           Federated         Variable         Variable         Variable
                                  Variable         Variable        Insurance        Insurance        Insurance        Insurance
                                 Series II        Series II          Series       Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   DWS VIP         Federated
                                  DWS VIP         Small Cap          Prime                              VIP
                              Money Market A II    Growth A      Money Fund II    VIP Contrafund   Equity-Income      VIP Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,012,899  $       575,753  $     5,996,451  $    15,496,580  $     4,158,586  $     7,661,815
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,012,899  $       575,753  $     5,996,451  $    15,496,580  $     4,158,586  $     7,661,815
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,012,899  $       575,753  $     5,991,844  $    15,425,019  $     4,121,571  $     7,661,815
Contracts in payout
   (annuitization) period                   -                -            4,607           71,561           37,015                -

   Total net assets           $     1,012,899  $       575,753  $     5,996,451  $    15,496,580  $     4,158,586  $     7,661,815
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,012,899           40,575        5,996,451          492,424          158,725          213,600
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,012,899  $       496,894  $     5,996,451  $    11,959,172  $     3,705,816  $     8,338,209
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.06  $         12.11  $         10.10  $         12.89  $         13.78  $          6.78
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.07  $         12.13  $         12.76  $         22.81  $         17.03  $         14.44
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Fidelity          Fidelity
                                  Fidelity        Fidelity        Fidelity        Fidelity        Variable          Variable
                                  Variable        Variable        Variable        Variable        Insurance         Insurance
                                 Insurance       Insurance       Insurance       Insurance      Products Fund     Products Fund
                               Products Fund   Products Fund   Products Fund   Products Fund  (Service Class 2) (Service Class 2)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              --------------- --------------- --------------- --------------- ----------------- -----------------

                                                                                                  VIP Asset
                                  VIP High          VIP        VIP Investment                   Manager Growth    VIP Contrafund
                                   Income        Index 500       Grade Bond     VIP Overseas  (Service Class 2) (Service Class 2)
                              --------------- --------------- --------------- --------------- ----------------- -----------------
ASSETS
Investments at fair value     $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,839,668
                              --------------- --------------- --------------- --------------- ----------------- -----------------

   Total assets               $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,839,668
                              =============== =============== =============== =============== ================= =================

NET ASSETS
Accumulation units            $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,831,368
Contracts in payout
   (annuitization) period                   -               -               -               -                 -             8,300

   Total net assets           $     3,248,862 $    11,743,206 $     4,096,439 $     3,724,116 $          63,167 $      77,839,668
                              =============== =============== =============== =============== ================= =================

FUND SHARE INFORMATION
Number of shares                      511,632          72,776         321,038         155,366             4,707         2,502,079
                              =============== =============== =============== =============== ================= =================

Cost of investments           $     3,418,003 $     9,559,494 $     4,108,936 $     2,718,234 $          58,429 $      76,644,082
                              =============== =============== =============== =============== ================= =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.34 $          9.42 $         13.97 $         10.92 $           10.58 $           10.21
                              =============== =============== =============== =============== ================= =================

   Highest                    $         11.61 $         10.93 $         14.39 $         13.89 $           10.73 $           18.33
                              =============== =============== =============== =============== ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity         Fidelity           Fidelity
                              Variable          Variable          Variable          Variable         Variable           Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                                        VIP                VIP
                                 VIP           VIP Freedom       VIP Freedom       VIP Freedom    Freedom Growth     Freedom Income
                            Equity-Income    2010 Portfolio    2020 Portfolio    2030 Portfolio   Stock Portfolio       Portfolio
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets           $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
                          ================ ================= ================= ================= ================= =================

NET ASSETS
Accumulation units        $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
Contracts in payout
   (annuitization) period                -                 -                 -                 -                 -                 -

   Total net assets       $      3,979,026 $       3,433,085 $       2,074,814 $       1,146,469 $         455,535 $         561,328
                          ================ ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   153,808           296,980           171,756            92,308            38,120            52,510
                          ================ ================= ================= ================= ================= =================

Cost of investments       $      3,353,511 $       3,330,330 $       2,042,920 $       1,110,442 $         427,299 $         567,635
                          ================ ================= ================= ================= ================= =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                 $          12.91 $           10.42 $           10.46 $           10.48 $            9.73 $           10.33
                          ================ ================= ================= ================= ================= =================

   Highest                $          16.42 $           10.48 $           10.51 $           10.52 $            9.77 $           10.37
                          ================ ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity         Fidelity           Fidelity
                              Variable          Variable          Variable          Variable         Variable           Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                           Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            VIP Growth &                          VIP High                         VIP Investment
                               Income          VIP Growth          Income        VIP Index 500       Grade Bond        VIP MidCap
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
                          ---------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets           $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
                          ================ ================= ================= ================= ================= =================

NET ASSETS
Accumulation units        $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
Contracts in payout
   (annuitization) period                -                 -                 -                 -                 -                 -

   Total net assets       $     14,520,565 $         654,428 $      11,001,229 $       3,926,697 $          21,227 $    22,  815,398
                          ================ ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   915,546            18,476         1,760,197            24,559             1,690           666,143
                          ================ ================= ================= ================= ================= =================

Cost of investments       $     13,092,809 $         534,972 $      11,127,911 $       3,353,772 $          22,007 $    21,  778,097
                          ================ ================= ================= ================= ================= =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                 $          12.11 $            8.44 $           11.28 $           10.76 $           11.78 $            9.83
                          ================ ================= ================= ================= ================= =================

   Highest                $          12.38 $           12.31 $           15.26 $           14.53 $           11.78 $           13.47
                          ================ ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
--------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Franklin      Franklin       Franklin        Franklin
                              Variable          Variable          Templeton     Templeton      Templeton       Templeton
                              Insurance         Insurance         Variable      Variable       Variable        Variable
                            Products Fund     Products Fund       Insurance     Insurance      Insurance      Insurance
                          (Service Class 2) (Service Class 2)  Products Trust Products Trust Products Trust Products Trust
                             Sub-Account       Sub-Account       Sub-Account    Sub-Account    Sub-Account   Sub-Account
                          ----------------- ----------------- --------------- -------------- -------------- --------------

                                                                                 Franklin
                             VIP Money                           Franklin       Growth and                     Franklin
                               Market         VIP Overseas    Flex Cap Growth     Income     Franklin High     Income
                          (Service Class 2) (Service Class 2)   Securities      Securities    Income Sec 2    Securities
                          ----------------- ----------------- --------------- -------------- -------------- --------------
ASSETS
Investments at fair value $      11,107,199 $         135,042 $     4,724,713 $   93,369,310 $   13,689,318 $  272,191,116
                          ----------------- ----------------- --------------- -------------- -------------- --------------

   Total assets           $      11,107,199 $         135,042 $     4,724,713 $   93,369,310 $   13,689,318 $  272,191,116
                          ================= ================= =============== ============== ============== ==============

NET ASSETS
Accumulation units        $      11,107,199 $         135,042 $     4,724,713 $   93,138,431 $   13,689,318 $  271,996,820
Contracts in payout
   (annuitization) period                 -                 -               -        230,879              -        194,296

   Total net assets       $      11,107,199 $         135,042 $     4,724,713 $   93,369,310 $   13,689,318 $  272,191,116
                          ================= ================= =============== ============== ============== ==============

FUND SHARE INFORMATION
Number of shares                 11,107,199             5,686         424,121      5,617,889      1,998,441     15,679,212
                          ================= ================= =============== ============== ============== ==============

Cost of investments       $      11,107,199 $          96,937 $     4,470,158 $   79,626,463 $   13,221,125 $  246,282,885
                          ================= ================= =============== ============== ============== ==============

ACCUMULATION UNIT FAIR VALUE
   Lowest                 $           10.16 $           13.17 $         11.35 $        16.34 $        11.44 $        12.73
                          ================= ================= =============== ============== ============== ==============

   Highest                $           10.23 $           19.44 $         11.61 $        17.33 $        11.80 $        13.19
                          ================= ================= =============== ============== ============== ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  Franklin         Franklin         Franklin
                                    Large            Small       Small-Mid Cap
                                 Cap Growth       Cap Value          Growth        Franklin U.S.       Mutual       Mutual Shares
                                 Securities       Securities       Securities       Government        Discovery      Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    64,820,282  $    78,437,143  $     3,789,342  $    20,542,016  $    18,246,492  $   219,783,945
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    64,820,282  $    78,437,143  $     3,789,342  $    20,542,016  $    18,246,492  $   219,783,945
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    64,782,376  $    78,389,778  $     3,789,342  $    20,518,006  $    18,246,492  $   219,443,825
Contracts in payout
   (annuitization) period              37,906           47,365                -           24,010                -          340,120

   Total net assets           $    64,820,282  $    78,437,143  $     3,789,342  $    20,542,016  $    18,246,492  $   219,783,945
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    3,935,658        4,174,409          171,231        1,640,736          839,691       10,736,881
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    59,219,274  $    61,811,399  $     2,468,226  $    20,633,906  $    16,454,208  $   180,522,969
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.18  $         12.95  $          7.77  $         10.27  $         10.95  $         13.51
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.50  $         22.19  $         20.62  $         10.66  $         13.85  $         22.93
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin         Franklin         Franklin
                                  Templeton        Templeton        Templeton        Templeton      Goldman Sachs   Goldman Sachs
                                  Variable         Variable         Variable         Variable          Variable       Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance       Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust        Trust           Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 Templeton
                                 Developing        Templeton        Templeton        Templeton
                                   Markets          Foreign       Global Income       Growth            VIT        VIT Growth and
                                 Securities       Securities       Securities       Securities     Capital Growth      Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    39,373,827  $   206,971,216  $     3,600,016  $     5,394,661  $        61,702  $     9,037,250
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    39,373,827  $   206,971,216  $     3,600,016  $     5,394,661  $        61,702  $     9,037,250
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    39,309,581  $   206,909,123  $     3,516,548  $     5,394,661  $        61,702  $     9,037,250
Contracts in payout
   (annuitization) period              64,246           62,093           83,468                -                -                -

   Total net assets           $    39,373,827  $   206,971,216  $     3,600,016  $     5,394,661  $        61,702  $     9,037,250
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,855,245       11,056,155          232,259          338,648            5,328          649,694
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    26,476,798  $   166,222,513  $     3,276,383  $     4,103,191  $        61,756  $     8,085,245
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         21.15  $         12.47  $         14.92  $         14.62  $          7.75  $         12.49
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         33.24  $         20.87  $         20.22  $         20.75  $         11.60  $         13.43
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                               Goldman Sachs   Goldman Sachs   Goldman Sachs   Goldman Sachs
                                  Variable        Variable        Variable        Variable                       Janus Aspen
                                 Insurance       Insurance       Insurance       Insurance         Janus           Series
                                   Trust           Trust           Trust           Trust        Aspen Series   (Service Shares)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account
                              --------------- --------------- --------------- --------------- --------------- -----------------

                                                                    VIT             VIT
                                    VIT                          Structured      Structured
                               International        VIT          Small Cap      U.S. Equity        Forty        Foreign Stock
                                   Equity      Mid Cap Value    Equity Fund         Fund         Portfolio     (Service Shares)
                              --------------- --------------- --------------- --------------- --------------- -----------------
ASSETS
Investments at fair value     $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
                              --------------- --------------- --------------- --------------- --------------- -----------------

   Total assets               $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
                              =============== =============== =============== =============== =============== =================

NET ASSETS
Accumulation units            $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
Contracts in payout
   (annuitization) period                   -               -               -               -               -                 -

   Total net assets           $         7,414 $    10,255,117 $    23,571,650 $    13,961,733 $        22,303 $          46,624
                              =============== =============== =============== =============== =============== =================

FUND SHARE INFORMATION
Number of shares                          512         637,360       1,632,386         951,720             740             2,784
                              =============== =============== =============== =============== =============== =================

Cost of investments           $         5,091 $    10,348,779 $    23,813,446 $    12,465,220 $        15,895 $          31,381
                              =============== =============== =============== =============== =============== =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.48 $         12.79 $         12.32 $          9.82 $         13.63 $           19.01
                              =============== =============== =============== =============== =============== =================

   Highest                    $         15.48 $         26.50 $         20.87 $         13.81 $         13.63 $           19.01
                              =============== =============== =============== =============== =============== =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                  Legg Mason      Legg Mason
                                   Lazard          Partners        Partners
                                 Retirement        Variable         Variable       Lord Abbett      Lord Abbett      Lord Abbett
                                Series, Inc.  Portfolios I, Inc Portfolios I, Inc  Series Fund      Series Fund      Series Fund
                                Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  Legg Mason      Legg Mason
                                                   Variable        Variable
                                  Emerging         All Cap         Investors                                          Growth and
                                   Markets       Portfolio I      Portfolio I       All Value      Bond-Debenture       Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,209,459  $    43,120,042
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,209,459  $    43,120,042
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,182,279  $    43,043,571
Contracts in payout
   (annuitization) period                   -                -                -                -           27,180           76,471

   Total net assets           $        23,931  $         7,482  $         9,493  $    14,733,944  $    34,209,459  $    43,120,042
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        1,055              383              574          894,050        2,889,312        1,469,667
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        12,141  $         5,572  $         7,398  $    13,288,499  $    34,602,513  $    40,539,379
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         40.36  $         14.32  $         13.37  $         12.66  $         10.86  $         12.49
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         40.36  $         14.32  $         13.37  $         13.05  $         11.19  $         12.87
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable     MFS Variable     MFS Variable    MFS Variable
                                Lord Abbett      Lord Abbett        Insurance        Insurance        Insurance       Insurance
                                Series Fund      Series Fund          Trust            Trust            Trust           Trust
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                   Growth          Mid-Cap        MFS Emerging         MFS         MFS Investors       MFS New
                               Opportunities        Value            Growth        High Income         Trust          Discovery
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $    13,056,701  $    52,335,760  $     2,191,761  $       732,351  $     3,493,026  $     3,434,323
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      890,027        2,402,927          106,190           72,943          161,043          197,148
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    12,352,984  $    51,326,603  $     2,789,550  $       695,455  $     2,797,217  $     2,845,323
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.92  $         12.79  $          5.59  $         12.80  $          9.56  $          9.53
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.27  $         13.18  $         14.18  $         13.18  $         11.52  $         19.46
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  MFS Variable     MFS Variable     MFS Variable
                                MFS Variable     MFS Variable     MFS Variable      Insurance        Insurance        Insurance
                                  Insurance        Insurance        Insurance         Trust            Trust            Trust
                                    Trust            Trust            Trust      (Service Class)  (Service Class)  (Service Class)
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                   MFS Emerging    MFS Investors       MFS New
                                                 MFS Research                         Growth           Trust          Discovery
                                MFS Research         Bond        MFS Utilities   (Service Class)  (Service Class)  (Service Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
Contracts in payout
   (annuitization) period                   -                -                -                -                -                -

   Total net assets           $     1,421,392  $     2,489,412  $       350,317  $       568,991  $       759,285  $     1,084,212
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       78,791          216,283           11,968           27,947           35,201           63,219
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,433,762  $     2,511,933  $       264,444  $       444,903  $       552,956  $       793,153
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.97  $         14.02  $         17.52  $          8.41  $         10.34  $         10.01
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.35  $         14.44  $         18.00  $         13.39  $         13.75  $         13.95
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                MFS Variable     MFS Variable    Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Insurance        Insurance         Variable         Variable         Variable         Variable
                                   Trust            Trust          Investment       Investment       Investment       Investment
                              (Service Class)  (Service Class)       Series           Series           Series           Series
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                MFS Research    MFS Utilities      Aggressive        Dividend                          European
                              (Service Class)  (Service Class)       Equity           Growth           Equity           Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       463,747  $     1,714,985  $    28,821,262  $   439,540,679  $   351,734,403  $   131,420,105
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       463,747  $     1,714,985  $    28,821,262  $   439,540,679  $   351,734,403  $   131,420,105
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       463,747  $     1,714,985  $    28,781,247  $   434,681,649  $   349,224,238  $   130,646,306
Contracts in payout
   (annuitization) period                   -                -           40,015        4,859,030        2,510,165          773,799

   Total net assets           $       463,747  $     1,714,985  $    28,821,262  $   439,540,679  $   351,734,403  $   131,420,105
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       25,850           59,117        1,940,826       26,590,483       11,870,888        5,184,225
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       343,269  $     1,116,941  $    25,244,665  $ 1,323,992,080  $   374,572,231  $    89,307,176
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.85  $         14.20  $          8.61  $         11.33  $          8.03  $         11.18
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.17  $         19.54  $         13.53  $         42.88  $        105.84  $         52.86
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                    Global
                                  Global           Dividend                                           Limited
                                 Advantage          Growth         High Yield     Income Builder      Duration       Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    15,727,786  $   154,443,261  $    26,456,357  $    32,763,899  $    32,271,153  $   124,279,183
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    15,727,786  $   154,443,261  $    26,456,357  $    32,763,899  $    32,271,153  $   124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    15,722,760  $   153,255,312  $    26,197,423  $    32,715,994  $    32,244,584  $   123,511,747
Contracts in payout
   (annuitization) period               5,026        1,187,949          258,934           47,905           26,569          767,436

   Total net assets           $    15,727,786  $   154,443,261  $    26,456,357  $    32,763,899  $    32,271,153  $   124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,535,917        8,671,716       22,807,204        2,410,883        3,400,543      124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    13,694,351  $   109,048,611  $    39,656,865  $    26,994,908  $    33,698,642  $   124,279,183
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.72  $         14.64  $          4.93  $         13.87  $         10.99  $         10.18
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.38  $         28.79  $         18.36  $         18.98  $         12.33  $         24.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                              Morgan Stanley    Morgan Stanley
                               Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley     Variable         Variable
                                  Variable       Variable        Variable        Variable       Investment       Investment
                                 Investment      Investment      Investment      Investment       Series           Series
                                   Series          Series          Series          Series    (Class Y Shares)  (Class Y Shares)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account
                              --------------- --------------- --------------- --------------- --------------- -----------------

                                                                                                 Aggressive       Dividend
                                  Quality                                                          Equity          Growth
                                Income Plus    S&P 500 Index     Strategist       Utilities   (Class Y Shares) (Class Y Shares)
                              --------------- --------------- --------------- --------------- --------------- -----------------
ASSETS
Investments at fair
   value                      $   170,943,218 $    77,960,121 $   241,744,152 $   132,186,466 $    30,430,084 $     129,082,212
                              --------------- --------------- --------------- --------------- --------------- -----------------

   Total assets               $   170,943,218 $    77,960,121 $   241,744,152 $   132,186,466 $    30,430,084 $     129,082,212
                              =============== =============== =============== =============== =============== =================

NET ASSETS
Accumulation units            $   168,698,609 $    77,606,780 $   238,612,829 $   130,444,173 $    30,430,084 $     129,049,431
Contracts in payout
   (annuitization) period           2,244,609         353,341       3,131,323       1,742,293               -            32,781

   Total net assets           $   170,943,218 $    77,960,121 $   241,744,152 $   132,186,466 $    30,430,084 $     129,082,212
                              =============== =============== =============== =============== =============== =================

FUND SHARE INFORMATION
Number of shares                   16,264,816       5,987,720      14,624,571       6,799,715       2,077,139         7,818,426
                              =============== =============== =============== =============== =============== =================

Cost of investments           $   171,574,188 $    62,635,811 $   219,322,345 $   107,431,929 $    22,420,484 $     103,687,547
                              =============== =============== =============== =============== =============== =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.09 $          9.51 $         12.04 $         10.03 $          8.20 $           10.96
                              =============== =============== =============== =============== =============== =================

   Highest                    $         34.48 $         12.66 $         50.41 $         36.08 $         17.48 $           14.90
                              =============== =============== =============== =============== =============== =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                   Variable         Variable         Variable         Variable         Variable         Variable
                                  Investment       Investment       Investment       Investment       Investment       Investment
                                    Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                   European         Global            Global
                                  Equity            Growth         Advantage     Dividend Growth     High Yield     Income Builder
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $    110,188,955 $     44,439,273 $     10,540,924 $     72,766,591 $     28,708,441 $     43,340,845
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

   Total assets               $    110,188,955 $     44,439,273 $     10,540,924 $     72,766,591 $     28,708,441 $     43,340,845
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $    110,153,233 $     44,430,462 $     10,540,924 $     72,740,289 $     28,708,441 $     43,322,831
Contracts in payout
   (annuitization) period               35,722            8,811                -           26,302                -           18,014

   Total net assets           $    110,188,955 $     44,439,273 $     10,540,924 $     72,766,591 $     28,708,441 $     43,340,845
                              ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                     3,742,831        1,764,163        1,034,438        4,120,419       24,748,656        3,196,228
                              ================ ================ ================ ================ ================ ================

Cost of investments           $     91,669,677 $     29,819,434 $      8,146,533 $     50,911,434 $     29,418,806 $     34,268,427
                              ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $           7.55 $          10.76 $           8.39 $          14.10 $           5.88 $          12.84
                              ================ ================ ================ ================ ================ ================

    Highest                   $          15.53 $          19.32 $          17.15 $          18.47 $          13.89 $          15.11
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                  Limited                           Quality
                                  Duration       Money Market     Income Plus     S&P 500 Index      Strategist       Utilities
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $    110,354,650 $     99,057,805 $    205,029,703 $    161,681,023 $     98,825,765 $     33,317,211
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

    Total assets              $    110,354,650 $     99,057,805 $    205,029,703 $    161,681,023 $     98,825,765 $     33,317,211
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $    110,310,580 $     98,997,936 $    204,823,271 $    161,660,867 $     98,797,619 $     33,296,700
Contracts in payout
   (annuitization) period               44,070           59,869          206,432           20,156           28,146           20,511

   Total net assets           $    110,354,650 $     99,057,805 $    205,029,703 $    161,681,023 $     98,825,765 $     33,317,211
                              ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                    11,653,078       99,057,805       19,545,253       12,514,011        5,985,813        1,714,730
                              ================ ================ ================ ================ ================ ================

Cost of investments           $    115,508,604 $     99,057,805 $    205,081,599 $    126,245,023 $     89,302,043 $     26,856,403
                              ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $           9.81 $           9.78 $          10.78 $           9.04 $          11.62 $           9.13
                              ================ ================ ================ ================ ================ ================

   Highest                    $          11.44 $          10.72 $          14.07 $          15.46 $          15.81 $          18.27
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                           Neuberger & Berman Neuberger & Berman  Oppernheimer    Oppernheimer      Oppernheimer     Oppernheimer
                                  Advisors         Advisors         Variable        Variable          Variable         Variable
                             Management Trust  Management Trust  Account Funds    Account Funds    Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                   Oppenheimer                       Oppenheimer
                                    AMT                           Oppenheimer         Capital       Oppenheimer        Global
                               Mid-Cap Growth    AMT Partners       Balanced       Appreciation      Core Bond       Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         6,818  $       141,701  $     8,116,498  $    12,520,287  $     4,088,841  $    12,151,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $         6,818  $       141,701  $     8,116,498  $    12,520,287  $     4,088,841  $    12,151,425
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         6,818  $       141,701  $     8,084,206  $    12,520,287  $     4,088,841  $    12,151,425
Contracts in payout
   (annuitization) period                   -                -           32,292                -                -                -

   Total net assets           $         6,818  $       141,701  $     8,116,498  $    12,520,287  $     4,088,841  $    12,151,425
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                          293            6,697          458,818          302,203          366,384          330,292
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $         7,236  $       123,092  $     7,080,203  $    11,168,110  $     4,036,827  $     8,547,914
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.73  $         15.40  $         12.42  $          8.20  $         13.52  $         13.39
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         16.01  $         15.40  $         15.70  $         13.15  $         13.93  $         21.40
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Oppenheimer
                                                                                                                       Variable
                                Oppernheimer     Oppernheimer     Oppernheimer     Oppernheimer     Oppernheimer    Account Funds
                                  Variable         Variable         Variable         Variable         Variable      (Service Class
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds       ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                  Oppenheimer
                                                                  Main Street      Oppenheimer
                                Oppenheimer      Oppenheimer       Small Cap         MidCap         Oppenheimer     Oppenheimer
                                High Income      Main Street         Growth           Fund         Strategic Bond   Balanced (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,540,857
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,540,857
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,505,133
Contracts in payout
   (annuitization) period                   -                -                -                -                -           35,724

   Total net assets           $     1,907,988  $     8,285,507  $     4,715,826  $     2,481,061  $     6,284,982  $    42,540,857
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      223,157          334,363          246,257           48,792        1,194,863        2,421,221
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,862,035  $     6,631,564  $     3,115,693  $     2,374,374  $     5,585,112  $    38,086,146
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.16  $          9.74  $         21.02  $          5.43  $         13.98  $         15.14
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.36  $         14.58  $         21.65  $         13.43  $         15.36  $         15.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
                                 Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer
                                   Variable        Variable         Variable        Variable        Variable        Variable
                                Account Funds    Account Funds   Account Funds   Account Funds   Account Funds   Account Funds
                               (Service Class    (Service Class  (Service Class  (Service Class  (Service Class (Service Class
                                   ("SC"))          ("SC"))         ("SC"))         ("SC"))         ("SC"))          ("SC"))
                                 Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              ----------------- --------------- --------------- --------------- --------------- ---------------

                                                                                                                  Oppenheimer
                                 Oppenheimer                      Oppenheimer     Oppenheimer     Oppenheimer      Main Street
                                   Capital         Oppenheimer      Global            High            Main         Small Cap
                              Appreciation (SC)  Core Bond (SC) Securities (SC)   Income (SC)     Street (SC)      Growth (SC)
                              ----------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value     $      79,300,703 $    32,374,306 $    44,168,078 $    40,761,249 $   117,037,426 $    55,314,677
                              ----------------- --------------- --------------- --------------- --------------- ---------------

   Total assets               $      79,300,703 $    32,374,306 $    44,168,078 $    40,761,249 $   117,037,426 $    55,314,677
                              ================= =============== =============== =============== =============== ===============

NET ASSETS
Accumulation units            $      79,202,026 $    32,374,306 $    44,137,111 $    40,645,158 $   116,968,323 $    55,304,771
Contracts in payout
   (annuitization) period                98,677               -          30,967         116,091          69,103           9,906

   Total net assets           $      79,300,703 $    32,374,306 $    44,168,078 $    40,761,249 $   117,037,426 $    55,314,677
                              ================= =============== =============== =============== =============== ===============

FUND SHARE INFORMATION
Number of shares                      1,929,927       2,916,604       1,210,416       4,795,441       4,761,490       2,914,367
                              ================= =============== =============== =============== =============== ===============

Cost of investments           $      69,451,410 $    31,672,969 $    33,073,758 $    39,600,686 $    94,558,710 $    43,470,173
                              ================= =============== =============== =============== =============== ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $           13.54 $         10.29 $         20.80 $         14.39 $         15.27 $         20.13
                              ================= =============== =============== =============== =============== ===============

   Highest                    $           14.27 $         10.59 $         21.92 $         15.19 $         16.20 $         21.28
                              ================= =============== =============== =============== =============== ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer
                                  Variable         Variable          PIMCO            PIMCO
                               Account Funds    Account Funds       Advisors         Advisors          PIMCO            PIMCO
                               (Service Class (Service Class        Variable         Variable         Variable         Variable
                                   ("SC"))          ("SC"))     Insurance Trust  Insurance Trust  Insurance Trust  Insurance Trust
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                 Oppenheimer
                                Oppenheimer       Strategic                           OpCap
                              MidCap Fund (SC)     Bond (SC)     OpCap Balanced     Small Cap       Foreign Bond     Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    22,453,432  $   132,951,330  $        10,216  $         2,209  $         2,744  $         9,178
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    22,453,432  $   132,951,330  $        10,216  $         2,209  $         2,744  $         9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    22,453,432  $   132,493,365  $        10,216  $         2,209  $         2,744  $         9,178
Contracts in payout
   (annuitization) period                   -          457,965                -                -                -                -

   Total net assets           $    22,453,432  $   132,951,330  $        10,216  $         2,209  $         2,744  $         9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      447,369       24,897,253              901               60              272            9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    18,754,336  $   125,839,828  $         9,017  $         1,697  $         2,749  $         9,178
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         15.66  $         13.20  $         11.92  $         18.26  $         11.72  $         10.29
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         16.47  $         14.00  $         11.92  $         18.26  $         11.72  $         10.29
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO           PIMCO           PIMCO          PIMCO             PIMCO
                                  Variable        Variable        Variable       Variable          Variable         Putnam
                              Insurance Trust Insurance Trust Insurance Trust Insurance Trust  Insurance Trust  Variable Trust
                                Sub-Account     Sub-Account     Sub-Account    Sub-Account       Sub-Account      Sub-Account
                              --------------- --------------- --------------- ---------------  --------------- ---------------

                                                 PIMCO VIT       PIMCO VIT
                                                 Commodity       Emerging        PIMCO VIT        PIMCO VIT       VT American
                                   PIMCO        Real Return    Markets Bond     Real Return      Total Return      Government
                               Total Return      Strategy     (Admin Shares)  (Advisor Shares) (Advisor Shares)      Income
                              --------------- --------------- --------------- ---------------- ---------------- ---------------
ASSETS
Investments at fair value     $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,819,258
                              --------------- --------------- --------------- ---------------- ---------------- ---------------

   Total assets               $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,819,258
                              =============== =============== =============== ================ ================ ===============

NET ASSETS
Accumulation units            $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,287,244
Contracts in payout
   (annuitization) period                   -               -               -               -                 -         532,014

   Total net assets           $        12,548 $     2,033,588 $       457,918 $      1,798,347 $     12,030,737 $    49,819,258
                              =============== =============== =============== ================ ================ ===============

FUND SHARE INFORMATION
Number of shares                        1,240         179,964          32,802          150,742        1,188,808       4,393,233
                              =============== =============== =============== ================ ================ ===============

Cost of investments           $        12,878 $     2,154,497 $       446,949 $      1,870,133 $     12,010,459 $    51,209,163
                              =============== =============== =============== ================ ================ ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.83 $          9.44 $         10.65 $          10.08 $          10.25 $          6.94
                              =============== =============== =============== ================ ================ ===============

   Highest                    $         11.83 $          9.52 $         10.73 $          10.15 $          10.33 $         13.46
                              =============== =============== =============== ================ ================ ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                    VT The George
                                 VT Capital       VT Capital      VT Discovery    VT Diversified        VT           Putnam Fund
                                Appreciation    Opportunities        Growth           Income       Equity Income      of Boston
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    16,265,051  $     8,301,989  $    16,757,460  $    83,597,859  $    36,749,857  $   211,492,030
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    16,265,051  $     8,301,989  $    16,757,460  $    83,597,859  $    36,749,857  $   211,492,030
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    16,261,558  $     8,301,989  $    16,746,213  $    83,377,076  $    36,582,325  $   210,916,932
Contracts in payout
   (annuitization) period               3,493                -           11,247          220,783          167,532          575,098

   Total net assets           $    16,265,051  $     8,301,989  $    16,757,460  $    83,597,859  $    36,749,857  $   211,492,030
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,706,721          487,206        2,830,652        9,521,396        2,327,413       17,055,809
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    13,097,571  $     7,291,118  $    11,904,309  $    83,630,781  $    29,814,020  $   179,825,233
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.29  $         18.29  $          5.29  $         13.54  $         15.73  $         12.22
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.10  $         18.98  $         14.27  $         15.14  $         16.54  $         14.73
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam          Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                     VT
                                Global Asset         VT          VT Growth and      VT Growth        VT Health
                                 Allocation     Global Equity        Income       Opportunities       Sciences      VT High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    51,614,446  $    59,229,417  $   557,236,628  $    20,995,299  $    67,226,521  $    97,206,720
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    51,614,446  $    59,229,417  $   557,236,628  $    20,995,299  $    67,226,521  $    97,206,720
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    51,483,132  $    59,150,240  $   556,438,154  $    20,967,995  $    67,204,064  $    97,083,363
Contracts in payout
   (annuitization) period             131,314           79,177          798,474           27,304           22,457          123,357

   Total net assets           $    51,614,446  $    59,229,417  $   557,236,628  $    20,995,299  $    67,226,521  $    97,206,720
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    3,120,583        4,364,732       18,979,449        4,006,737        4,943,127       12,494,437
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    45,078,272  $    67,102,099  $   455,100,028  $    25,516,457  $    58,795,385  $    95,131,271
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.95  $          6.71  $         11.50  $          4.38  $          9.99  $         12.91
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.85  $         10.82  $         17.71  $         11.30  $         13.64  $         16.27
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                       VT              VT
                                                      VT         International    International
                                                International     Growth and           New                                VT
                                  VT Income         Equity           Income       Opportunities     VT Investors     Mid Cap Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   214,022,515  $   332,656,980  $    73,974,970  $    40,873,805  $   172,343,233  $    19,861,723
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   214,022,515  $   332,656,980  $    73,974,970  $    40,873,805  $   172,343,233  $    19,861,723
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   213,191,960  $   332,249,445  $    73,909,767  $    40,873,805  $   172,083,893  $    19,861,723
Contracts in payout
   (annuitization) period             830,555          407,535           65,203                -          259,340                -

   Total net assets           $   214,022,515  $   332,656,980  $    73,974,970  $    40,873,805  $   172,343,233  $    19,861,723
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   16,972,444       16,117,102        3,850,857        2,239,661       14,114,925        1,119,601
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   211,903,739  $   239,860,023  $    49,000,787  $    30,725,966  $   170,281,088  $    16,413,544
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.69  $         10.82  $         14.50  $          6.91  $          7.46  $         17.81
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.69  $         21.57  $         21.06  $         14.14  $         17.56  $         18.72
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam          Putnam            Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  --------------

                                                                                    VT OTC &
                                     VT             VT New                          Emerging                         VT Small Cap
                                Money Market    Opportunities     VT New Value       Growth         VT Research          Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   150,672,007  $   109,501,230  $   201,898,924  $    29,517,870  $    84,867,780  $   164,020,480
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   150,672,007  $   109,501,230  $   201,898,924  $    29,517,870  $    84,867,780  $   164,020,480
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   150,120,671  $   109,300,845  $   201,605,140  $    29,495,048  $    84,544,949  $   163,856,080
Contracts in payout
   (annuitization) period             551,336          200,385          293,784           22,822          322,831          164,400

   Total net assets           $   150,672,007  $   109,501,230  $   201,898,924  $    29,517,870  $    84,867,780  $   164,020,480
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                  150,672,007        5,464,133       11,008,665        4,071,430        6,468,581        6,758,157
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   150,672,007  $   148,558,360  $   158,862,847  $    42,818,603  $    78,460,072  $   110,329,509
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.75  $          5.07  $         12.26  $          2.37  $          8.37  $         15.78
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.46  $         17.21  $         20.00  $          5.84  $         15.94  $         29.02
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam            Rydex         STI Classic     STI Classic
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                VT Utilities                                                                             STI
                                 Growth and                                                          STI Capital    International
                                   Income          VT Vista        VT Voyager       Rydex OTC       Appreciation       Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    50,959,010  $    87,411,859  $   303,968,673  $         4,635  $    21,018,168  $     4,133,373
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    50,959,010  $    87,411,859  $   303,968,673  $         4,635  $    21,018,168  $     4,133,373
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    50,804,864  $    87,310,615  $   303,766,878  $         4,635  $    20,951,424  $     4,126,319
Contracts in payout
   (annuitization) period             154,146          101,244          201,795                -           66,744            7,054

   Total net assets           $    50,959,010  $    87,411,859  $   303,968,673  $         4,635  $    21,018,168  $     4,133,373
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,870,930        5,946,385       10,108,702              301        1,242,943          275,926
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    40,416,465  $    89,771,666  $   378,654,996  $         4,164  $    20,562,135  $     3,090,723
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.15  $          6.40  $          5.88  $         13.09  $          8.63  $         13.38
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         22.82  $         18.41  $         14.04  $         13.09  $         23.05  $         19.80
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                                STI Classic       STI Classic      STI Classic      STI Classic      STI Classic    Institutional
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust    Funds, Inc.
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   STI Large       STI Large                                          Van Kampen
                               STI Investment    Cap Relative      Cap Value            STI         STI Small Cap    UIF Emerging
                                 Grade Bond          Value           Equity       Mid-Cap Equity    Value Equity    Markets Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     9,070,058  $     5,012,867  $    22,014,500  $     8,465,017  $    10,021,419  $    63,047,185
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     9,070,058  $     5,012,867  $    22,014,500  $     8,465,017  $    10,021,419  $    63,047,185
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     9,069,569  $     5,012,867  $    21,915,077  $     8,441,021  $    10,010,281  $    62,836,180
Contracts in payout
   (annuitization) period                 489                -           99,423           23,996           11,138          211,005

   Total net assets           $     9,070,058  $     5,012,867  $    22,014,500  $     8,465,017  $    10,021,419  $    63,047,185
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      893,602          380,339        1,247,280          615,638          620,137        3,226,570
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     9,069,793  $     4,003,186  $    17,006,082  $     7,168,986  $     8,409,786  $    35,097,432
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.30  $         12.17  $         12.97  $         11.08  $         18.26  $         16.42
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.30  $         15.82  $         24.13  $         21.02  $         29.66  $         27.98
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                   Van Kampen                      Van Kampen UIF
                               Van Kampen UIF   Van Kampen UIF     UIF Global       Van Kampen     International    Van Kampen UIF
                               Equity Growth     Fixed Income     Value Equity    UIF High Yield       Magnum       Mid Cap Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    58,188,938  $     1,863,307  $        54,227  $         8,727  $    40,738,522  $   40,057,080
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    58,188,938  $     1,863,307  $        54,227  $         8,727  $    40,738,522  $   40,057,080
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    58,137,984  $     1,863,307  $        54,227  $         8,727  $    40,637,495  $   40,057,080
Contracts in payout
   (annuitization) period              50,954                -                -                -          101,027                -

   Total net assets           $    58,188,938  $     1,863,307  $        54,227  $         8,727  $    40,738,522  $   40,057,080
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    3,530,882          163,448            3,194              644        2,856,839       3,209,702
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    51,740,815  $     1,841,320  $        39,514  $         4,052  $    31,012,371  $   30,202,343
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.25          $ 11.53  $         13.17  $         13.61  $         11.28  $        14.78
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.47          $ 14.03  $         16.03  $         13.61  $         16.33  $        17.91
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  The Universal    The Universal    The Universal
                               The Universal    The Universal    The Universal    Institutional    Institutional    Institutional
                               Institutional    Institutional    Institutional     Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Funds, Inc.      Funds, Inc.      Funds, Inc.       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                    Van Kampen       Van Kampen       Van Kampen
                                 Van Kampen       Van Kampen                       UIF Emerging     UIF Emerging    UIF Equity and
                                  UIF U.S.         UIF U.S.        Van Kampen      Markets Debt    Markets Equity       Income
                               Mid Cap Value     Real Estate        UIF Value       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   141,489,131  $    79,513,161  $       342,010  $    29,699,057  $    34,945,258  $    83,763,314
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   141,489,131  $    79,513,161  $       342,010  $    29,699,057  $    34,945,258  $    83,763,314
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   141,371,932  $    79,414,530  $       342,010  $    29,696,038  $    34,945,258  $    83,673,884
Contracts in payout
   (annuitization) period             117,199           98,631                -            3,019                -           89,430

   Total net assets           $   141,489,131  $    79,513,161  $       342,010  $    29,699,057  $    34,945,258  $    83,763,314
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    7,167,636        2,708,214           23,000        3,340,726        1,790,228        5,625,474
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   105,015,096  $    42,939,547  $       286,050  $    28,753,394  $    22,823,011  $    74,113,208
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.03  $         24.84  $         13.12  $         14.19  $         30.84  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         20.47  $         40.50  $         17.11  $         18.37  $         32.37  $         15.07
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                 (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  Van Kampen       Van Kampen                      Van Kampen UIF   Van Kampen UIF
                               Van Kampen UIF     UIF Global       UIF Int'l      Van Kampen UIF   Small Company     U.S. Mid Cap
                               Equity Growth       Franchise     Growth Equity    Mid Cap Growth       Growth           Value
                                 (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    18,809,068  $   113,948,468  $     3,764,926  $    49,626,832  $    27,590,958  $    81,291,108
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    18,809,068  $   113,948,468  $     3,764,926  $    49,626,832  $    27,590,958  $    81,291,108
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    18,785,974  $   113,832,810  $     3,764,926  $    49,626,832  $    27,533,993  $    81,227,059
Contracts in payout
   (annuitization) period              23,094          115,658                -                -           56,965           64,049

   Total net assets                18,809,068  $   113,948,468  $     3,764,926  $    49,626,832  $    27,590,958  $    81,291,108
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,151,106        6,319,937          347,318        3,995,719        1,537,958        4,130,646
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    15,166,825  $    92,358,227  $     3,387,037  $    42,018,315  $    21,930,136  $    67,431,054
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.15  $             -  $         10.68  $          9.77  $         18.74  $         14.43
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.51  $         18.08  $         10.76  $         19.62  $         19.67  $         19.98
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Van Kampen
                               The Universal      Van Kampen       Van Kampen       Van Kampen       Van Kampen          Life
                               Institutional         Life             Life             Life             Life          Investment
                                Funds, Inc.       Investment       Investment       Investment       Investment         Trust
                                 (Class II)         Trust            Trust            Trust            Trust          (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Van Kampen
                                 UIF U.S.                                                                           LIT Aggressive
                                Real Estate           LIT              LIT             LIT             Strat            Growth
                                (Class II)         Comstock        Government      Money Market       Growth I        (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   118,644,914  $   106,182,837  $     1,625,914  $     2,930,986  $    51,747,722  $    21,979,686
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $   118,644,914  $   106,182,837  $     1,625,914  $     2,930,986  $    51,747,722  $    21,979,686
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   118,591,557  $   106,017,494  $     1,625,914  $     2,930,986  $    51,633,097  $    21,979,686
Contracts in payout
   (annuitization) period              53,357          165,343                -                -          114,625                -

   Total net assets           $   118,644,914  $   106,182,837  $     1,625,914  $     2,930,986  $    51,747,722  $    21,979,686
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    4,077,145        7,198,836          174,829        2,930,986        1,796,172        4,194,596
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    79,333,348  $    86,676,782  $     1,617,921  $     2,930,986  $    61,204,900  $    19,058,562
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         25.62  $         13.81  $         11.27  $         10.91  $          4.80  $         12.23
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         30.72  $         17.04  $         11.48  $         11.23  $         13.84  $         16.57
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------

                                 Van Kampen       Van Kampen       Van Kampen      Van Kampen
                                    Life             Life             Life            Life
                                 Investment       Investment       Investment      Investment
                                    Trust            Trust            Trust           Trust
                                 (Class II)       (Class II)       (Class II)      (Class II)
                                 Sub-Account      Sub-Account      Sub-Account     Sub-account
                              ---------------  ---------------  ---------------  ---------------

                                                LIT Growth and         LIT
                                LIT Comstock        Income        Money Market        Strat
                                 (Class II)       (Class II)       (Class II)       Growth II
                              ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   356,768,909  $   171,901,585  $    31,042,091  $    65,541,994
                              ---------------  ---------------  ---------------  ---------------

   Total assets               $   356,768,909  $   171,901,585  $    31,042,091  $    65,541,994
                              ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   356,690,753  $   171,545,102  $    31,042,091  $    65,541,994
Contracts in payout
   (annuitization) period              78,156          356,483                -                -

   Total net assets           $   356,768,909  $   171,901,585  $    31,042,091  $    65,541,994
                              ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   24,269,994        7,827,941       31,042,091        2,296,496
                              ===============  ===============  ===============  ===============

Cost of investments           $   290,202,047  $   139,782,752  $    31,042,091  $    57,054,497
                              ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.93  $         15.80  $          9.92  $          7.43
                              ===============  ===============  ===============  ===============

   Highest                    $         17.09  $         18.77  $         10.32  $         13.45
                              ===============  ===============  ===============  ===============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For The Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                     AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance      Insurance       Insurance        Insurance       Insurance       Insurance
                                         Funds          Funds           Funds            Funds           Funds           Funds
                                      Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                       AIM V. I.
                                       AIM V. I.      AIM V. I.                                         Capital        AIM V. I.
                                      Aggressive        Basic          AIM V. I.       AIM V. I.      Appreciation      Capital
                                      Growth (a)      Balanced        Basic Value    Blue Chip (b)    (a) (c) (d)     Development
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $      935,640  $      120,261  $       47,469  $      112,151  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense risk          (115,060)       (650,448)       (409,604)       (114,990)     (2,270,925)       (321,357)
      Administrative expense                (9,110)        (51,585)        (31,910)         (8,895)       (169,400)        (25,272)
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income (loss)        (124,170)        233,607        (321,253)        (76,416)     (2,328,174)       (346,629)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               29,844,209      12,722,576       8,388,164      20,545,780      42,347,018       7,148,050
      Cost of investments sold          29,185,536      12,594,599       6,684,848      23,375,367      42,212,281       5,078,092
                                    --------------  --------------  --------------  --------------  --------------  --------------


         Realized gains (losses)
            on fund shares                 658,673         127,977       1,703,316      (2,829,587)        134,737       2,069,958

Realized gain distributions                      -               -       1,329,702               -               -         426,335
                                    --------------  --------------  --------------  --------------  --------------  --------------


   Net realized gains (losses)             658,673         127,977       3,033,018      (2,829,587)        134,737       2,496,293

Change in unrealized gains (losses)      1,881,646       4,018,486         794,922       2,202,421       5,373,453       1,380,005
                                    --------------  --------------  --------------  --------------  --------------  --------------

   Net realized and unrealized
      gains (losses) on investments      2,540,319       4,146,463       3,827,940        (627,166)      5,508,190       3,876,298
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                  $    2,416,149  $    4,380,070  $    3,506,687  $     (703,582) $    3,180,016  $    3,529,669
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For The Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                     AIM Variable   AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                      Insurance       Insurance       Insurance       Insurance        Insurance      Insurance
                                        Funds           Funds           Funds           Funds            Funds          Funds
                                     Sub-account     Sub-account     Sub-account     Sub-account      Sub-account    Sub-account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                      AIM V. I.       AIM V. I.       AIM V. I.       AIM V. I.
                                        Core         Demographic     Diversified     Government       AIM V. I.       AIM V. I.
                                     Equity (e)       Trends (c)       Income        Securities      Growth (d)      High Yield
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $    1,252,006  $            -  $    1,385,552  $    1,032,580  $            -  $    1,105,001
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk        (2,480,846)       (101,287)       (309,163)       (363,972)       (326,565)       (179,414)
     Administrative expense              (190,580)         (7,930)        (24,608)        (28,792)        (24,723)        (14,222)
                                   --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)      (1,419,420)       (109,217)      1,051,781         639,816        (351,288)        911,365
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales               47,656,779      10,528,761       6,965,812       9,612,681      80,501,156       5,055,837
     Cost of investments sold          45,854,500      13,902,135       7,656,266       9,542,304      99,703,537       5,288,530
                                   --------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
           on fund shares               1,802,279      (3,373,374)       (690,454)         70,377     (19,202,381)       (232,693)

Realized gain distributions                     -         947,588               -               -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------


  Net realized gains (losses)           1,802,279      (2,425,786)       (690,454)         70,377     (19,202,381)       (232,693)

Change in unrealized gains (losses)    23,921,285       2,830,530         352,573        (159,158)     24,515,493         564,387
                                   --------------  --------------  --------------  --------------  --------------  --------------

  Net realized and unrealized
     gains (losses) on investments     25,723,564         404,744        (337,881)        (88,781)      5,313,112         331,694
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS           $   24,304,144  $      295,527  $      713,900  $      551,035  $    4,961,824  $    1,243,059
                                   ==============  ==============  ==============  ==============  ==============  ==============

(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable   AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance      Insurance        Insurance       Insurance      Insurance       Insurance
                                         Funds          Funds            Funds           Funds          Funds           Funds
                                      Sub-Account    Sub-Account      Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                     -------------  --------------  --------------  --------------  --------------  --------------

                                       AIM V. I.      AIM V. I.        AIM V. I.
                                     International    Large Cap         Mid Cap        AIM V. I.       AIM V. I.       AIM V. I.
                                         Growth     Growth (b) (f)    Core Equity    Money Market  Premier Equity (e) Technology
                                     -------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $     591,644  $       31,705  $      268,309  $      878,918  $    1,480,824  $            -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk           (732,925)       (132,578)       (394,503)       (264,609)       (637,727)        (71,275)
     Administrative expense                (57,219)        (10,239)        (29,896)        (20,884)        (47,632)         (5,661)
                                     -------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)         (198,500)       (111,112)       (156,090)        593,425         795,465         (76,936)
                                     -------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                14,144,152       1,811,972       9,285,607      17,861,237     154,815,844       2,117,661
     Cost of investments sold           10,036,039       1,730,451       8,088,502      17,861,237     170,460,712       1,828,116
                                     -------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
          on fund shares                 4,108,113          81,521       1,197,105               -     (15,644,868)        289,545

Realized gain distributions                      -               -       2,858,816               -               -               -
                                     -------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)         4,108,113          81,521       4,055,921               -     (15,644,868)        289,545

Change in unrealized gains (losses)      9,674,730       1,931,575      (1,232,880)              -      22,086,795         275,452
                                     -------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments   1 3,782,843       2,013,096       2,823,041               -       6,441,927         564,997
                                     -------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                         $  13,584,343  $    1,901,984  $    2,666,951  $      593,425  $    7,237,392     $   488,061
                                     =============  ==============  ==============  ==============  ==============  ==============

(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(f) For the period beginning June 12, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                   AIM Variable   AIM Variable    AIM Variable     AIM Variable      AIM Variable
                                   AIM Variable     Insurance       Insurance       Insurance       Insurance         Insurance
                                    Insurance         Funds           Funds           Funds           Funds             Funds
                                      Funds         Series II       Series II       Series II       Series II         Series II
                                   Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

                                                                                                                     AIM V. I.
                                                    AIM V. I.       AIM V. I.                                         Capital
                                     AIM V. I.     Aggressive         Basic         AIM V. I.       AIM V. I.      Appreciation II
                                     Utilities    Growth II (g)    Balanced II   Basic Value II  Blue Chip II (h)    (g) (i) (j)
                                   ------------  --------------  --------------  --------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $    468,761  $            -  $       32,087  $       27,232  $              -  $             -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk        (176,212)         (3,530)        (28,519)       (333,258)           (6,767)        (118,181)
     Administrative expense             (13,814)           (219)         (1,915)        (38,375)             (468)         (13,801)
                                   ------------  --------------  --------------  --------------  ----------------  ---------------
     Net investment income (loss)       278,735          (3,749)          1,653        (344,401)           (7,235)        (131,982)
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales              4,291,237         698,931         446,400       2,827,175         1,011,471        1,135,635
     Cost of investments sold         3,140,017         506,616         383,057       2,303,768           899,482          965,651
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

        Realized gains (losses)
           on fund shares             1,151,220         192,315          63,343         523,407           111,989          169,984

Realized gain distributions             289,411               -               -         946,313                 -                -
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

     Net realized gains (losses)      1,440,631         192,315          63,343       1,469,720           111,989         169,984

Change in unrealized gains (losses)   1,253,685        (132,272)         94,822       1,170,468          (146,355)        249,909
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

   Net realized and unrealized
     gains (losses) on investments    2,694,316          60,043         158,165       2,640,188           (34,366)        419,893
                                   ------------  --------------  --------------  --------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                   $  2,973,051  $       56,294  $      159,818  $    2,295,787  $        (41,601) $      287,911
                                   ============  ==============  ==============  ==============  ================  ==============

(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable     AIM Variable     AIM Variable   AIM Variable    AIM Variable   AIM Variable
                                       Insurance        Insurance         Insurance      Insurance      Insurance      Insurance
                                         Funds            Funds             Funds          Funds          Funds          Funds
                                       Series II        Series II         Series II      Series II      Series II      Series II
                                      Sub-Account      Sub-Account       Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- ------------------ -------------- -------------- -------------- --------------

                                       AIM V. I.                          AIM V. I.      AIM V. I.      AIM V. I.
                                        Capital        AIM V. I.         Demographic    Diversified     Government     AIM V. I.
                                     Development II Core Equity II (k)  Trends II (i)    Income II    Securities II  Growth II (j)
                                     -------------- ------------------ -------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $            - $           27,159 $            - $       32,290 $       51,247 $            -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk              (7,651)           (56,321)        (3,486)        (9,915)       (25,631)        (1,547)
     Administrative expense                    (510)            (5,924)          (233)          (657)        (1,838)          (106)
                                     -------------- ------------------ -------------- -------------- -------------- --------------

     Net investment income (loss)            (8,161)           (35,086)        (3,719)        21,718         23,778         (1,653)
                                     -------------- ------------------ -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS

Realized gains (losses) on
  fund shares:
     Proceeds from sales                    174,310            713,644        325,742        269,280        893,191        342,514
     Cost of investments sold               111,020            683,489        277,320        280,884        914,253        249,336
                                     -------------- ------------------ -------------- -------------- -------------- --------------

        Realized gains (losses)
           on fund shares                    63,290             30,155         48,422        (11,604)       (21,062)        93,178

Realized gain distributions                  10,343                  -         29,025              -              -              -
                                     -------------- ------------------ -------------- -------------- -------------- --------------

     Net realized gains (losses)             73,633             30,155         77,447        (11,604)       (21,062)        93,178

Change in unrealized gains (losses)          19,869            406,135        (63,477)         3,384         22,851        (70,788)
                                     -------------- ------------------ -------------- -------------- -------------- --------------

     Net realized and unrealized
        gains (losses) on investments        93,502            436,290         13,970         (8,220)         1,789         22,390
                                     -------------- ------------------ -------------- -------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       85,341 $          401,204 $       10,251 $       13,498 $       25,567 $       20,737
                                     ============== ================== ============== ============== ============== ==============

(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                       AIM Variable   AIM Variable     AIM Variable    AIM Variable   AIM Variable   AIM Variable
                                        Insurance       Insurance        Insurance       Insurance      Insurance      Insurance
                                          Funds           Funds            Funds           Funds          Funds          Funds
                                        Series II       Series II        Series II       Series II      Series II      Series II
                                       Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                      -------------- -------------- ----------------- -------------- -------------- --------------

                                                        AIM V. I.        AIM V. I.       AIM V. I.      AIM V. I.      AIM V. I.
                                         AIM V. I.    International      Large Cap        Mid Cap         Money         Premier
                                       High Yield II    Growth II    Growth II (f)(h) Core Equity II    Market II    Equity II (k)
                                      -------------- -------------- ----------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                             $       58,960 $       13,877 $               - $       48,564 $       89,540 $       33,902
Charges from Allstate Life
   Insurance Company:
      Mortality and expense risk             (11,050)       (17,286)           (8,093)      (108,133)       (31,824)       (24,981)
      Administrative expense                    (777)        (1,150)             (561)       (11,807)        (2,285)        (2,758)
                                      -------------- -------------- ----------------- -------------- -------------- --------------

      Net investment income (loss)            47,133         (4,559)           (8,654)       (71,376)        55,431          6,163
                                      -------------- -------------- ----------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                    186,297        153,880            34,473      1,392,311      1,463,857      4,910,225
      Cost of investments sold               177,736        104,345            31,924      1,262,440      1,463,857      4,105,341
                                      -------------- -------------- ----------------- -------------- -------------- --------------

         Realized gains (losses)

            on fund shares                     8,561         49,535             2,549        129,871              -        804,884

Realized gain distributions                        -              -                 -        693,421              -              -
                                      -------------- -------------- ----------------- -------------- -------------- --------------

      Net realized gains (losses)              8,561         49,535             2,549        823,292              -        804,884

Change in unrealized gains (losses)            7,722        233,193           109,404       (126,164)             -       (587,468)
                                      -------------- -------------- ----------------- -------------- -------------- --------------

      Net realized and unrealized
         gains (losses) on investments        16,283        282,728           111,953        697,128              -        217,416
                                      -------------- -------------- ----------------- -------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                    $       63,416 $      278,169 $         103,299 $      625,752 $       55,431 $      223,579
                                      ============== ============== ================= ============== ============== ==============

(f) For the period beginning June 12, 2006 and ended December 31, 2006
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Alliance        Alliance        Alliance        Alliance
                                     AIM Variable    AIM Variable      Bernstein       Bernstein       Bernstein       Bernstein
                                      Insurance        Insurance       Variable        Variable        Variable        Variable
                                         Funds           Funds          Product         Product         Product         Product
                                      Series II        Series II      Series Fund     Series Fund     Series Fund     Series Fund
                                     Sub-Account     Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                       Alliance        Alliance        Alliance
                                                                       Alliance        Bernstein       Bernstein       Bernstein
                                       AIM V. I.       AIM V. I.       Bernstein       Growth &      International     Large Cap
                                     Technology II   Utilities II       Growth          Income           Value          Growth
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $       27,013  $            -  $    2,312,785  $      368,253  $            -
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk             (2,072)         (9,562)       (928,057)     (3,070,134)       (429,488)       (689,582)
     Administrative expense                  (133)           (674)        (88,015)       (236,286)        (55,146)        (54,407)
                                     --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)           (2,205)         16,777      (1,016,072)       (993,635)       (116,381)       (743,989)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                    32,800          46,755      13,394,542      43,702,681       5,234,383      10,635,523
     Cost of investments sold               27,689          33,059      12,036,810      37,302,665       4,553,375      10,363,360
                                    --------------  --------------  --------------  --------------  --------------  --------------

       Realized gains (losses)
          on fund shares                     5,111          13,696       1,357,732       6,400,016         681,008         272,163
Realized gain distributions                      -          17,061               -      10,384,249         523,445               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)             5,111          30,757       1,357,732      16,784,265       1,204,453         272,163

Change in unrealized gains (losses)          7,695         101,257      (2,468,198)     12,258,755       7,026,148        (786,977)
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments        12,806         132,014      (1,110,466)     29,043,020       8,230,601        (514,814)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $        10,601  $      148,791  $   (2,126,538) $   28,049,385  $    8,114,220  $   (1,258,803)
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                       Alliance        Alliance        Alliance        American         American        Dreyfus
                                       Bernstein       Bernstein       Bernstein        Century         Century        Socially
                                       Variable        Variable        Variable        Variable         Variable      Responsible
                                        Product         Product         Product       Portfolios,     Portfolios,       Growth
                                      Series Fund     Series Fund     Series Fund         Inc             Inc         Fund, Inc.
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                       Alliance        Alliance                                        American         Dreyfus
                                       Bernstein       Bernstein       Alliance        American         Century        Socially
                                       Small/Mid        Utility        Bernstein        Century           VP          Responsible
                                       Cap Value        Income           Value        VP Balanced    International    Growth Fund
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $      106,824  $      114,031  $       31,532  $        1,153  $          446  $          259
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk           (709,334)        (72,215)        (49,788)           (717)           (372)         (3,287)
     Administrative expense                (87,344)         (8,971)         (6,290)            (56)            (27)           (235)
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)         (689,854)         32,845         (24,546)            380              47          (3,263)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                 5,942,788         719,090         776,573          14,136           1,675          42,503
     Cost of investments sold            5,166,023         670,359         726,255          14,628           1,725          48,949
                                    --------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
          on fund shares                   776,765          48,731          50,318            (492)            (50)         (6,446)
Realized gain distributions              3,153,865               -          89,819           3,866               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains (losses)        3,930,630          48,731         140,137           3,374             (50)         (6,446)

Change in unrealized gains (losses)      2,109,059         885,596         481,966             136           5,742          26,026
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments     6,039,689         934,327         622,103           3,510           5,692          19,580
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $    5,349,835  $      967,172  $      597,557  $        3,890  $        5,739  $       16,317
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                        Dreyfus         Dreyfus         Dreyfus
                                                        Variable       Variable        Variable          DWS             DWS
                                     Dreyfus Stock     Investment     Investment      Investment       Variable        Variable
                                       Index Fund         Fund           Fund            Fund          Series I        Series I
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account   Sub-Account(l)  Sub-Account(l)
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                       DWS VIP
                                     Dreyfus Stock   VIF Growth &         VIF          VIF Small       DWS VIP         Capital
                                       Index Fund       Income       Money Market    Company Stock    Bond A (m)     Growth A (n)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       26,161  $        2,296  $       37,770  $            -  $       38,893  $       13,514
Charges from Allstate Life
  Insurance Company:
     Mortality and expense risk            (21,480)         (3,723)        (11,554)         (1,098)         (4,251)         (9,873)
     Administrative expense                 (1,613)           (296)           (847)            (79)         (3,016)         (6,794)
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)            3,068          (1,723)         25,369          (1,177)         31,626          (3,153)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
     Proceeds from sales                   470,198          75,675         301,871           5,748         413,698         961,460
     Cost of investments sold              421,301          70,346         301,871           4,914         408,178         936,341
                                    --------------  --------------  --------------  --------------  --------------  --------------

        Realized gains (losses)
           on fund shares                   48,897           5,329               -             834           5,520          25,119

Realized gain distributions                      -               -               -           9,401           1,241               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized gains (losses)            48,897           5,329               -          10,235           6,761          25,119

Change in unrealized gains (losses)        155,611          33,246               -          (1,870)             79         142,967
                                    --------------  --------------  --------------  --------------  --------------  --------------

     Net realized and unrealized
       gains (losses) on investments       204,508          38,575               -           8,365           6,840         168,086
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                  $      207,576  $       36,852  $       25,369  $        7,188  $       38,466  $      164,933
                                    ==============  ==============  ==============  ==============  ==============  ==============

(l) Previously known as Scudder Variable Series I
(m) Previously known as Bond
(n) Previously known as Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                     DWS               DWS              DWS               DWS             DWS             DWS
                                    Variable         Variable         Variable          Variable        Variable        Variable
                                    Series I         Series I         Series I          Series I        Series II      Series II
                                Sub-Account(l)   Sub-Account(l)    Sub-Account(l)    Sub-Account(l)  Sub-Account(o)  Sub-Account(o)
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

                                                                                                                         DWS VIP
                                   DWS VIP           DWS VIP                            DWS VIP                           Money
                                   Global           Growth and         DWS VIP           Money          DWS VIP        Market A II
                              Opportunities (p)   Income A (q)   International (r)  Market A (s) (t) Balanced A (u)      (t) (v)
                              -----------------  --------------  -----------------  ---------------- --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $          19,591  $       11,083  $          16,804  $         42,820 $       60,497  $        6,430
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                            (8,424)         (4,947)            (4,064)           (4,137)       (10,290)           (715)
      Administrative expense             (5,739)         (3,548)            (2,757)           (2,856)        (7,201)           (509)
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

      Net investment income
         (loss)                           5,428           2,588              9,983            35,827         43,006           5,206
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               836,540         409,201            348,985         1,764,447        870,280         286,962
      Cost of investments
         sold                           588,918         353,045            304,073         1,764,447        785,443         286,962
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

         Realized gains
            (losses) on fund
            shares                      247,622          56,156             44,912                 -         84,837               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

Realized gain distributions                   -               -                  -                 -              -               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

      Net realized gains
         (losses)                       247,622          56,156             44,912                 -         84,837               -

Change in unrealized gains
   (losses)                             101,173          84,089            142,714                 -         93,664               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                    348,795         140,245            187,626                 -        178,501               -
                              -----------------  --------------  -----------------  ---------------- --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $         354,223  $      142,833  $         197,609  $         35,827 $      221,507  $        5,206
                              =================  ==============  =================  ================ ==============  ==============

(l) Previously known as Scudder Variable Series I
(o) Previously known as Scudder Variable Series II
(p) Previously known as Global Discovery
(q) Previously known as Growth & Income
(r) Previously known as International
(s) Previously known as Money Market
(t) On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u) Previously known as Total Return
(v) For the period beginning November 3, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity        Fidelity       Fidelity        Fidelity
                                    DWS           Federated      Variable         Variable       Variable        Variable
                                 Variable         Insurance      Insurance        Insurance      Insurance       Insurance
                                 Series II         Series     Products Fund    Products Fund   Products Fund   Products Fund
                              Sub-Account(o)    Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                 DWS VIP        Federated
                                Small Cap         Prime             VIP             VIP            VIP             VIP
                               Growth A (w)    Money Fund II    Contrafund     Equity-Income      Growth        High Income
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -  $      270,812  $      203,583  $      156,490  $       35,819  $      243,349
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (3,334)        (79,530)       (198,763)        (58,814)       (104,982)        (41,093)
      Administrative expense          (2,300)         (6,119)        (15,934)         (4,682)         (8,453)         (3,410)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                       (5,634)        185,163         (11,114)         92,994         (77,616)        198,846
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales            418,785       4,225,439       3,991,949       2,371,174       2,653,412         995,257
      Cost of investments
         sold                        350,951       4,225,439       2,981,508       2,121,428       3,063,895       1,052,279
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                    67,834               -       1,010,441         249,746        (410,483)        (57,022)

Realized gain distributions                -               -       1,254,943         551,785               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                     67,834               -       2,265,384         801,531        (410,483)        (57,022)

Change in unrealized gains
   (losses)                          (25,621)              -        (714,412)       (100,420)        918,519         174,422
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                  42,213               -       1,550,972         701,111         508,036         117,400
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $       36,579  $      185,163  $    1,539,858  $      794,105  $      430,420  $      316,246
                              ==============  ==============  ==============  ==============  ==============  ==============

(o) Previously known as Scudder Variable Series II
(w) Previously known as Small Cap Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    Fidelity          Fidelity         Fidelity
                                 Fidelity        Fidelity        Fidelity           Variable          Variable         Variable
                                 Variable        Variable        Variable           Insurance         Insurance        Insurance
                                 Insurance       Insurance       Insurance       Products Fund     Products Fund     Products Fund
                               Products Fund   Products Fund   Products Fund   (Service Class 2) (Service Class 2) (Service Class 2)
                                Sub-Account     Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                              --------------  --------------  --------------    ----------------  ---------------- ----------------

                                                                                   VIP Asset                              VIP
                                    VIP       VIP Investment        VIP         Manager Growth    VIP Contrafund     Equity-income
                                 Index 500      Grade Bond       Overseas      (Service Class 2) (Service Class 2) (Service Class 2)
                              --------------  --------------  --------------    ---------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      226,476  $      190,913  $       32,172    $          853    $      576,485    $      110,609
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (150,346)        (52,715)        (45,413)             (642)         (728,269)          (53,840)
      Administrative expense         (12,141)         (4,424)         (3,647)              (51)          (93,150)           (3,735)
                              --------------  --------------  --------------    --------------    --------------    --------------

      Net investment income
         (loss)                       63,989         133,774         (16,888)              160          (244,934)           53,034
                              --------------  --------------  --------------    --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          3,479,308       1,098,688         930,374             9,506         5,248,216           330,881
      Cost of investments
         sold                      3,205,659       1,139,349         734,618             9,109         4,923,045           276,172
                              --------------  --------------  --------------    --------------    --------------    --------------

         Realized gains
            (losses) on fund
            shares                   273,649         (40,661)        195,756               397           325,171            54,709

Realized gain distributions                -          11,432          22,366                 -         5,803,753           455,986
                              --------------  --------------  --------------    --------------    --------------    --------------

   Net realized gains
      (losses)                       273,649         (29,229)       218,122               397          6,128,924           510,695

Change in unrealized gains
   (losses)                        1,250,684          16,618         351,930             2,163          (820,978)           61,427
                              --------------  --------------  --------------    --------------    --------------    --------------

   Net realized and
      unrealized gains
      (losses) on
      investments                  1,524,333         (12,611)        570,052             2,560         5,307,946           572,122
                              --------------  --------------  --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    1,588,322  $      121,163  $      553,164    $        2,720    $    5,063,012    $      625,156
                              ==============  ==============  ==============    ==============    ==============    ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund     Products Fund    Products Fund    Products Fund    Products Fund
                             (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                    VIP              VIP             VIP           VIP Freedom          VIP
                                  Freedom          Freedom         Freedom        Growth Stock    Freedom Income    VIP Growth &
                              2010 Portfolio   2020 Portfolio   2030 Portfolio      Portfolio        Portfolio         Income
                                 (Service         (Service         (Service         (Service         (Service         (Service
                               Class 2) (x)     Class 2) (x)     Class 2) (x)     Class 2) (x)     Class 2) (x)       Class 2)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       49,782   $       27,660   $       14,647   $            -   $       15,255   $       56,430
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                        (15,821)          (6,095)          (4,282)          (2,183)          (2,267)        (168,115)
      Administrative expense          (2,042)            (831)            (557)            (312)            (304)         (21,335)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net investment income
         (loss)                       31,919           20,734            9,808           (2,495)          12,684         (133,020)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales             61,150           90,559          252,230           54,970          182,133        1,940,263
      Cost of investments
         sold                         59,257           87,345          255,264           53,433          182,282        1,834,627
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                     1,893            3,214           (3,034)           1,537             (149)         105,636

Realized gain distributions           13,752           18,440           11,471                -            2,543          204,223
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized gains
         (losses)                     15,645           21,654            8,437            1,537            2,394          309,859

Change in unrealized gains
   (losses)                          102,755           31,894           36,027           28,236           (6,307)       1,050,077
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 118,400           53,548           44,464           29,773           (3,913)       1,359,936
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      150,319   $       74,282   $       54,272   $       27,278   $        8,771   $    1,226,916
                              ==============   ==============   ==============   ==============   ==============   ==============

(x) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                             (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                  VIP High                       VIP Investment                         VIP
                                VIP Growth         Income        VIP Index 500     Grade Bond       VIP MidCap      Money Market
                           (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(x)
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        1,172   $      805,854   $       28,448   $          782   $       17,537   $      143,344
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (9,547)        (126,903)         (34,662)            (295)        (223,383)         (44,516)
      Administrative expense            (675)         (15,802)          (2,930)             (22)         (28,953)          (5,676)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net investment income
         (loss)                       (9,050)         663,149           (9,144)             465         (234,799)          93,152
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales            118,939          682,126          237,487            3,948        1,905,017        1,671,019
      Cost of investments
         sold                        100,228          676,067          204,014            4,106        1,867,573        1,671,019
                              --------------   --------------   --------------   --------------   --------------   --------------

         Realized gains
            (losses) on fund
            shares                    18,711            6,059           33,473             (158)          37,444                -

Realized gain distributions                -                -                -               49        1,169,323                -
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized gains
         (losses)                     18,711            6,059           33,473             (109)       1,206,767                -
Change in unrealized gains
   (losses)                           22,950          141,936          336,878              177          432,593                -
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                  41,661          147,995          370,351               68        1,639,360                -
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $       32,611   $      811,144   $      361,207   $          533   $    1,404,561   $       93,152
                              ==============   ==============   ==============   ==============   ==============   ==============

(x) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity          Franklin        Franklin         Franklin         Franklin        Franklin
                                 Variable         Templeton        Templeton        Templeton        Templeton      Templeton
                                 Insurance         Variable        Variable         Variable         Variable        Variable
                               Products Fund       Insurance       Insurance        Insurance        Insurance       Insurance
                             (Service Class 2)  Products Trust  Products Trust   Products Trust   Products Trust  Products Trust
                                Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                             -----------------  --------------  --------------  ----------------  --------------  --------------

                                                   Franklin        Franklin                                          Franklin
                                                   Flex Cap       Growth and                         Franklin       Large Cap
                                VIP Overseas        Growth          Income        Franklin High       Income          Growth
                             (Service Class 2)    Securities      Securities    Income Sec 2 (y)    Securities      Securities
                             -----------------  --------------  --------------  ----------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $             537  $          237  $    2,148,060  $        838,180  $    6,728,548  $      360,442
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                           (1,303)        (41,129)     (1,246,592)         (193,897)     (2,822,413)       (662,457)
      Administrative expense               (94)         (5,284)       (168,126)          (21,768)       (345,012)        (90,506)
                             -----------------  --------------  --------------  ----------------  --------------  --------------

      Net investment income
         (loss)                           (860)        (46,176)        733,342           622,515       3,561,123        (392,521)
                             -----------------  --------------  --------------  ----------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               10,476         348,884      15,090,731         2,460,761      21,523,695       5,699,664
      Cost of investments
         sold                            8,112         338,462      13,531,909         2,433,686      20,491,498       5,520,431
                             -----------------  --------------  --------------  ----------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                       2,364          10,422       1,558,822            27,075       1,032,197         179,233

Realized gain distributions                465               -       4,455,418                 -         900,026               -
                             -----------------  --------------  --------------  ----------------  --------------  --------------
      Net realized gains
         (losses)                        2,829          10,422       6,014,240            27,075       1,932,223         179,233

Change in unrealized gains
   (losses)                             14,239         169,628       5,652,391           305,653      25,319,370       5,099,396
                             -----------------  --------------  --------------  ----------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                    17,068         180,050      11,666,631           332,728      27,251,593       5,278,629
                             -----------------  --------------  --------------  ----------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $          16,208  $      133,874  $   12,399,973  $        955,243  $   30,812,716  $    4,886,108
                             =================  ==============  ==============  ================  ==============  ==============

(y) Previously known as Franklin High Income

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Franklin        Franklin        Franklin        Franklin        Franklin        Franklin
                                 Templeton       Templeton      Templeton        Templeton       Templeton       Templeton
                                 Variable        Variable        Variable        Variable        Variable        Variable
                                 Insurance       Insurance      Insurance        Insurance       Insurance       Insurance
                              Products Trust  Products Trust  Products Trust  Products Trust  Products Trust  Products Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                 Franklin        Franklin                                                        Templeton
                                 Small Cap     Small-Mid Cap     Franklin                                       Developing
                                   Value          Growth           U.S.           Mutual       Mutual Shares      Markets
                                Securities      Securities      Government       Discovery      Securities      Securities
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      456,713  $            -  $      765,618  $       71,845  $    2,329,519  $      371,546
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,017,324)        (54,720)       (246,575)       (125,982)     (2,606,082)       (501,514)
      Administrative expense        (130,179)         (6,848)        (33,615)        (16,284)       (319,858)        (65,439)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (690,790)        (61,568)        485,428         (70,421)       (596,421)       (195,407)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         13,533,914         579,400       3,257,861       1,778,764      24,260,008       9,985,862
      Cost of investments
         sold                     10,972,865         391,186       3,316,244       1,689,226      20,882,580       7,689,090
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 2,561,049         188,214         (58,383)         89,538       3,377,428       2,296,772

Realized gain distributions        2,555,648               -               -         254,033       5,932,678               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  5,116,697         188,214         (58,383)        343,571       9,310,106       2,296,772

Change in unrealized gains
   (losses)                        5,217,462         128,883          29,071       1,613,654      19,740,964       5,850,490
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              10,334,159         317,097         (29,312)      1,957,225      29,051,070       8,147,262
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    9,643,369  $      255,529  $      456,116  $    1,886,804  $   28,454,649  $    7,951,855
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Franklin        Franklin        Franklin
                                 Templeton       Templeton       Templeton     Goldman Sachs   Goldman Sachs   Goldman Sachs
                                 Variable        Variable        Variable        Variable        Variable        Variable
                                 Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                              Products Trust  Products Trust  Products Trust       Trust           Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                 Templeton       Templeton       Templeton                                          VIT
                                  Foreign      Global Income      Growth            VIT       VIT Growth and   International
                                Securities      Securities      Securities    Capital Growth      Income          Equity
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    2,066,098  $      120,425  $       73,325  $           76  $      138,299  $          112
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,415,648)        (53,862)        (75,726)         (1,036)       (103,371)           (184)
      Administrative expense        (285,626)         (6,058)         (5,528)            (71)        (13,185)            (15)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (635,176)         60,505          (7,929)         (1,031)         21,743             (87)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         24,281,583       1,302,283       2,039,219          17,436       1,103,052          27,543
      Cost of investments
         sold                     20,852,354       1,198,354       1,725,235          17,832       1,001,112          29,194
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 3,429,229         103,929         313,984            (396)        101,940          (1,651)

Realized gain distributions                -               -         204,279               -         332,370               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  3,429,229         103,929         518,263            (396)        434,310          (1,651)

Change in unrealized gains
   (losses)                       27,431,164         238,558         495,721           5,774         860,685           3,984
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              30,860,393         342,487       1,013,984           5,378       1,294,995           2,333
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   30,225,217  $      402,992  $    1,006,055  $        4,347  $    1,316,738  $        2,246
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                              Goldman Sachs   Goldman Sachs    Goldman Sachs
                                Variable        Variable         Variable                           Janus           Lazard
                                Insurance       Insurance        Insurance         Janus        Aspen Series      Retirement
                                  Trust           Trust            Trust       Aspen Series   (Service Shares)   Series, Inc.
                               Sub-Account     Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                             --------------  --------------   --------------  --------------  ----------------  --------------

                                                   VIT              VIT
                                               Structured       Structured
                                   VIT          Small Cap       U.S. Equity        Forty       Foreign Stock       Emerging
                              Mid Cap Value  Equity Fund (z)     Fund (aa)       Portfolio    (Service Shares)      Markets
                             --------------  --------------   --------------  --------------  ----------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $       92,780  $       151,794  $      142,127  $           75  $            691  $          121
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                      (142,123)        (293,874)       (168,146)           (292)             (604)           (330)
      Administrative expense        (18,218)         (37,694)        (21,140)            (21)              (43)            (23)
                             --------------  ---------------  --------------  --------------  ----------------  --------------

      Net investment income
         (loss)                     (67,561)        (179,774)        (47,159)           (238)               44            (232)
                             --------------  ---------------  --------------  --------------  ----------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         1,635,172        2,178,767       2,072,805             333               680           4,067
      Cost of investments
         sold                     1,603,602        2,132,045       1,912,949             255               481           2,353
                             --------------  ---------------  --------------  --------------  ----------------  --------------

         Realized gains
            (losses) on fund
            shares                   31,570           46,722         159,856              78               199           1,714

Realized gain distributions       1,022,118        1,656,895               -               -             1,250           1,585
                             --------------  ---------------  --------------  --------------  ----------------  --------------


      Net realized gains
         (losses)                 1,053,688        1,703,617         159,856              78             1,449           3,299

Change in unrealized gains
   (losses)                         262,155          227,018       1,086,499           1,758             5,042           2,566
                             --------------  ---------------  --------------  --------------  ----------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              1,315,843        1,930,635       1,246,355           1,836             6,491           5,865
                             --------------  ---------------  --------------  --------------  ----------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $    1,248,282  $     1,750,861  $    1,199,196  $        1,598  $          6,535  $        5,633
                             ==============  ===============  ==============  ==============  ================  ==============

(z)  Previously known as VIT CORE Small Cap Equity
(aa) Previously known as VIT CORE U.S. Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                 Legg Mason       Legg Mason
                                  Partners         Partners
                                  Variable         Variable         Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett
                              Portfolios I, Inc Portfolios I, Inc   Series Fund     Series Fund     Series Fund     Series Fund
                              Sub-Account (ab)  Sub-Account (ab)    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              ----------------  ----------------  --------------  --------------  --------------  --------------

                                 Legg Mason       Legg Mason
                                  Variable         Variable
                                   All Cap         Investors                           Bond-        Growth and        Growth
                              Portfolio I (ac)  Portfolio I (ad)     All Value       Debenture        Income       Opportunities
                              ----------------  ----------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             96  $            146  $       81,560  $    1,930,863  $      506,198  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                              (96)             (122)       (187,747)       (364,032)       (449,752)       (122,547)
      Administrative expense                (7)               (8)        (24,112)        (49,439)        (62,290)        (16,334)
                              ----------------  ----------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                             (7)               16        (130,299)      1,517,392          (5,844)       (138,881)
                              ----------------  ----------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                  125               167       3,538,085       3,646,787       4,995,618       1,556,367
      Cost of investments
         sold                               95               135       3,257,948       3,624,385       4,779,917       1,484,040
                              ----------------  ----------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                          30                32         280,137          22,402         215,701          72,327

Realized gain distributions                259               210         359,021               -       1,356,455         125,552
                              ----------------  ----------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                          289               242         639,158          22,402       1,572,156         197,879

Change in unrealized gains
   (losses)                                768             1,086         918,165         474,598       3,119,252         507,504
                              ----------------  ----------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                     1,057             1,328       1,557,323         497,000       4,691,408         705,383
                              ----------------  ----------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $          1,050  $          1,344  $    1,427,024  $    2,014,392  $    4,685,564  $      566,502
                              ================  ================  ==============  ==============  ==============  ==============

(ab) Previously known as Salomon Brothers Variable Series Funds Inc.
(ac) Previously known as All Cap
(ad) Previously known as Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                                Lord Abbett      Insurance       Insurance       Insurance       Insurance       Insurance
                                Series Fund        Trust           Trust           Trust           Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                  Mid-Cap      MFS Emerging         MFS        MFS Investors      MFS New
                                   Value          Growth        High Income        Trust         Discovery     MFS Research
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      252,444  $            -  $       61,133  $       18,189  $            -  $        8,360
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (663,128)        (31,201)         (9,786)        (44,459)        (42,307)        (21,599)
      Administrative expense         (90,618)         (2,417)           (783)         (3,589)         (3,470)         (1,587)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (501,302)        (33,618)         50,564         (29,859)        (45,777)        (14,826)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         10,767,005         676,693         271,474         796,995         787,725         494,916
      Cost of investments
         sold                     10,497,205         935,851         262,925         695,623         676,325         537,805
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   269,800        (259,158)          8,549         101,372         111,400         (42,889)

Realized gain distributions        3,933,384               -               -               -          63,413               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  4,203,184        (259,158)          8,549         101,372         174,813         (42,889)

Change in unrealized gains
   (losses)                        1,084,451         431,639           7,209         317,706         255,446         185,994
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               5,287,635         172,481          15,758         419,078         430,259         143,105
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    4,786,333  $      138,863  $       66,322  $      389,219  $      384,482  $      128,279
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                                               MFS Variable     MFS Variable     MFS Variable     MFS Variable
                              MFS Variable    MFS Variable      Insurance        Insurance        Insurance        Insurance
                                Insurance       Insurance         Trust            Trust            Trust            Trust
                                  Trust           Trust      (Service Class)  (Service Class)  (Service Class)  (Service Class)
                               Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

                                                               MFS Emerging    MFS Investors       MFS New
                              MFS Research                        Growth           Trust          Discovery      MFS Research
                                  Bond        MFS Utilities  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $      112,202  $        4,528  $             -  $         1,928  $             -  $         1,404
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (31,672)         (3,302)          (9,048)         (10,686)         (15,396)          (6,253)
      Administrative expense         (2,638)           (245)            (609)            (740)          (1,054)            (440)
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

      Net investment income
         (loss)                      77,892             981           (9,657)          (9,498)         (16,450)          (5,289)
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           654,897          45,453          123,487           71,142          141,990           26,353
      Cost of investments
         sold                       668,596          35,153          104,179           54,178          113,269           20,096
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

         Realized gains
            (losses) on fund
            shares                  (13,699)         10,300           19,308           16,964           28,721            6,257

Realized gain distributions          12,688           8,600                -                -           19,717                -
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

      Net realized gains
         (losses)                    (1,011)         18,900           19,308           16,964           48,438            6,257

Change in unrealized gains
   (losses)                         (12,881)         49,521           21,182           69,692           82,394           35,054
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

      Net realized and
         unrealized gains
         (losses) on
         investments                (13,892)         68,421           40,490           86,656          130,832           41,311
                             --------------  --------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $       64,000  $       69,402  $        30,833  $        77,158  $       114,382  $        36,022
                             ==============  ==============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                              MFS Variable    Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley
                                Insurance         Variable        Variable        Variable        Variable        Variable
                                  Trust         Investment      Investment      Investment      Investment      Investment
                             (Service Class)      Series          Series          Series          Series          Series
                               Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                             ---------------  --------------  --------------  --------------  --------------  --------------

                               MFS Utilities    Aggressive       Dividend                        European         Global
                             (Service Class)      Equity          Growth          Equity          Growth         Advantage
                             ---------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $        27,620  $            -  $    6,574,384  $            -  $    2,292,748  $      130,110
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                        (20,969)       (441,480)     (6,302,032)     (5,204,538)     (1,746,378)       (224,890)
      Administrative expense          (1,469)        (31,820)       (466,997)       (374,374)       (128,868)        (16,296)
                             ---------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                        5,182        (473,300)       (194,645)     (5,578,912)        417,502        (111,076)
                             ---------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales             81,596      11,284,188     156,254,637     124,082,417      40,437,630       5,442,909
      Cost of investments
         sold                         55,172      10,330,526     121,492,456     138,976,162      30,932,795       5,201,670
                             ---------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                    26,424         953,662      34,762,181     (14,893,745)      9,504,835         241,239

Realized gain distributions           56,291               -               -               -               -               -
                             ---------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                     82,715         953,662      34,762,181     (14,893,745)      9,504,835         241,239

Change in unrealized gains
   (losses)                          297,293       1,405,224       7,154,714      28,636,442      23,298,391       2,401,932
                             ---------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 380,008       2,358,886      41,916,895      13,742,697      32,803,226       2,643,171
                             ---------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS    $       385,190  $    1,885,586  $   41,722,250  $    8,163,785  $   33,220,728  $    2,532,095
                             ===============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley  Morgan Stanley  Morgan Stanley   Morgan Stanley   Morgan Stanley  Morgan Stanley
                                 Variable        Variable        Variable         Variable         Variable        Variable
                                Investment      Investment      Investment       Investment       Investment      Investment
                                  Series          Series          Series           Series           Series          Series
                                Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              --------------  --------------  --------------  ----------------  --------------  --------------

                                  Global
                                 Dividend                                                          Limited
                                  Growth        High Yield    Income Builder  Information (ae)     Duration      Money Market
                              --------------  --------------  --------------  ----------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    3,205,622  $    2,079,587  $      904,380  $              -  $    1,702,230  $    5,973,906
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,086,567)       (384,632)       (465,244)          (16,938)       (485,213)     (1,727,481)
      Administrative expense        (156,199)        (27,878)        (34,147)           (1,226)        (36,400)       (127,523)
                              --------------  --------------  --------------  ----------------  --------------  --------------

      Net investment income
         (loss)                      962,856       1,667,077         404,989           (18,164)      1,180,617       4,118,902
                              --------------  --------------  --------------  ----------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         49,103,133      10,338,039      10,950,494         2,960,624      13,442,534      86,261,948
      Cost of investments
         sold                     38,388,602      15,551,858       9,608,322         2,934,393      14,038,102      86,261,948
                              --------------  --------------  --------------  ----------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                10,714,531      (5,213,819)      1,342,172            26,231        (595,568)              -

Realized gain distributions        2,042,681               -               -                 -               -               -
                              --------------  --------------  --------------  ----------------  --------------  --------------

      Net realized gains
         (losses)                 12,757,212      (5,213,819)      1,342,172            26,231        (595,568)              -

Change in unrealized gains
   (losses)                       15,206,142       5,704,225       2,260,939          (174,048)        398,998               -
                              --------------  --------------  --------------  ----------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              27,963,354         490,406       3,603,111          (147,817)       (196,570)              -
                              --------------  --------------  --------------  ----------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   28,926,210  $    2,157,483  $    4,008,100  $       (165,981) $      984,047  $    4,118,902
                              ==============  ==============  ==============  ================  ==============  ==============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                               Morgan Stanley    Morgan Stanley
                              Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley      Variable          Variable
                                 Variable        Variable        Variable        Variable        Investment        Investment
                                Investment      Investment      Investment      Investment         Series            Series
                                  Series          Series          Series          Series      (Class Y Shares)  (Class Y Shares)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account
                              --------------  --------------  --------------  --------------  ----------------  ----------------

                                                                                                 Aggressive         Dividend
                                  Quality                                                          Equity            Growth
                                Income Plus    S&P 500 Index    Strategist       Utilities    (Class Y Shares)  (Class Y Shares)
                              --------------  --------------  --------------  --------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    9,819,871  $    1,410,863  $    6,595,956  $    2,752,114  $              -  $      1,478,476
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,458,259)     (1,182,090)     (3,318,267)     (1,738,711)         (482,016)       (2,078,484)
      Administrative expense        (183,949)        (86,567)       (238,954)       (129,910)          (35,439)         (165,831)
                              --------------  --------------  --------------  --------------  ----------------  ----------------

      Net investment income
         (loss)                    7,177,663         142,206       3,038,735         883,493          (517,455)         (765,839)
                              --------------  --------------  --------------  --------------  ----------------  ----------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         60,999,218      32,952,085      67,850,446      37,717,027         4,905,380        23,259,041
      Cost of investments
         sold                     62,417,778      28,334,542      62,181,553      34,520,948         3,734,420        19,830,235
                              --------------  --------------  --------------  --------------  ----------------  ----------------

         Realized gains
            (losses) on fund
            shares                (1,418,560)      4,617,543       5,668,893       3,196,079         1,170,960         3,428,806

Realized gain distributions                -               -      20,053,680               -                 -                 -
                              --------------  --------------  --------------  --------------  ----------------  ----------------

      Net realized gains
         (losses)                 (1,418,560)      4,617,543      25,722,573       3,196,079         1,170,960         3,428,806

Change in unrealized gains
   (losses)                        1,029,568       6,279,572       3,440,853      18,557,451           982,649         8,259,746
                              --------------  --------------  --------------  --------------  ----------------  ----------------

      Net realized and
         unrealized gains
         (losses) on
         investments                (388,992)     10,897,115      29,163,426      21,753,530         2,153,609        11,688,552
                              --------------  --------------  --------------  --------------  ----------------  ----------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    6,788,671  $   11,039,321  $   32,202,161  $   22,637,023  $      1,636,154  $     10,922,713
                              ==============  ==============  ==============  ==============  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                   European          Global           Global
                                   Equity           Growth          Advantage     Dividend Growth    High Yield     Income Builder
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       617,923  $        57,312  $     1,233,580  $     2,079,826  $     1,034,082
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                      (1,802,185)        (663,373)        (167,691)      (1,106,186)        (493,491)        (694,981)
      Administrative expense         (151,812)         (51,774)         (12,947)         (91,993)         (43,802)         (55,326)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net investment income
         (loss)                    (1,953,997)         (97,224)        (123,326)          35,401        1,542,533          283,775
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          21,331,105        7,094,336        2,009,510       14,773,900        7,784,622        8,605,492
      Cost of investments
         sold                      18,618,869        5,409,075        1,720,275       11,276,066        8,125,695        7,202,277
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

         Realized gains
            (losses) on fund
            shares                  2,712,236        1,685,261          289,235        3,497,834         (341,073)       1,403,215

Realized gain distributions                 -                -                -          893,598                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized gains
         (losses)                   2,712,236        1,685,261          289,235        4,391,432         (341,073)       1,403,215

Change in unrealized gains
   (losses)                         1,444,336        8,437,348        1,383,493        7,970,462          864,928        3,184,816
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized and
         unrealized gains
         (losses) on
         investments                4,156,572       10,122,609        1,672,728       12,361,894          523,855        4,588,031
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $     2,202,575  $    10,025,385  $     1,549,402  $    12,397,295  $     2,066,388  $     4,871,806
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                   Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                    Limited                          Quality
                                 Information       Duration       Money Market      Income Plus    S&P 500 Index      Strategist
                          (Class Y Shares)(ae)(Class Y Shares)(Class Y Shares)(ae)(Class Y Shares) (Class Y Shares) (Class Y Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $     5,158,208  $     4,287,649  $     9,927,944  $     2,274,975  $     2,325,066
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (66,759)      (1,838,635)      (1,548,421)      (3,043,219)      (2,508,241)      (1,546,398)
      Administrative expense           (4,999)        (162,715)        (151,063)        (294,564)        (223,406)        (119,648)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net investment income
         (loss)                       (71,758)       3,156,858        2,588,165        6,590,161         (456,672)         659,020
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           8,784,316       23,469,062       57,191,470       25,786,561       29,783,903       15,774,028
      Cost of investments
         sold                       8,506,006       24,591,007       57,191,470       26,265,376       24,820,875       14,325,848
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

         Realized gains
            (losses) on fund
            shares                    278,310       (1,121,945)               -         (478,815)       4,963,028        1,448,180

Realized gain distributions                 -                -                -                -                -        7,657,723
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized gains
         (losses)                     278,310       (1,121,945)               -         (478,815)       4,963,028        9,105,903

Change in unrealized gains
   (losses)                          (800,973)         517,127                -          975,021       15,181,098        1,879,094
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 (522,663)        (604,818)               -          496,206       20,144,126       10,984,997
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      (594,421) $     2,552,040  $     2,588,165  $     7,086,367  $    19,687,454  $    11,644,017
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                   Morgan
                                  Stanley         Neuberger &     Neuberger &
                                  Variable          Berman          Berman
                                 Investment        Advisors        Advisors       Oppenheimer     Oppenheimer    Oppenheimer
                                   Series         Management      Management       Variable        Variable        Variable
                              (Class Y Shares)      Trust            Trust       Account Funds   Account Funds   Account Funds
                                Sub-Account       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              ----------------  --------------  --------------  --------------  --------------  --------------

                                                                                                  Oppenheimer
                                 Utilities           AMT                          Oppenheimer       Capital       Oppenheimer
                              (Class Y Shares)  Mid-Cap Growth   AMT Partners      Balanced      Appreciation      Core Bond
                              ----------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        584,706  $            -  $        1,002  $      216,403  $       49,988  $      236,399
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                         (503,645)           (259)         (2,138)       (123,243)       (165,581)        (51,623)
      Administrative expense           (38,018)            (17)           (143)         (9,293)        (12,946)         (4,272)
                              ----------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                         43,043            (276)         (1,279)         83,867        (128,539)        180,504
                              ----------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales            5,597,020          27,117          34,234       3,693,096       2,649,900         819,837
      Cost of investments
         sold                        4,985,875          30,355          28,447       3,517,884       2,538,806         833,276
                              ----------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                     611,145          (3,238)          5,787         175,212         111,094         (13,439)

Realized gain distributions                  -               -          15,433         475,720               -               -
                              ----------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                      611,145          (3,238)         21,220         650,932         111,094         (13,439)

Change in unrealized gains
   (losses)                          4,655,700           5,536          (5,453)         43,740         829,438          (9,636)
                              ----------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 5,266,845           2,298          15,767         694,672         940,532         (23,075)
                              ----------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $      5,309,888  $        2,022  $       14,488  $      778,539  $      811,993  $      157,429
                              ================  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer
                                  Variable        Variable        Variable        Variable        Variable       Variable
                               Account Funds   Account Funds   Account Funds   Account Funds   Account Funds  Account Funds
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                Oppenheimer
                                Oppenheimer                                     Main Street     Oppenheimer
                                   Global       Oppenheimer     Oppenheimer      Small Cap         MidCap      Oppenheimer
                                 Securities     High Income     Main Street       Growth         Fund (af)    Strategic Bond
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      126,912  $      142,318  $      105,934  $        7,312  $            -  $      305,768
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (149,774)        (23,386)       (116,565)        (56,717)        (37,367)        (92,062)
      Administrative expense         (12,070)         (1,917)         (8,844)         (4,760)         (2,752)         (6,847)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                      (34,932)        117,015         (19,475)        (54,165)        (40,119)        206,859
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          2,647,330         303,749       2,541,465         913,424         606,504       1,888,979
      Cost of investments
         sold                      2,056,373         303,661       2,271,792         636,540         686,497       1,754,660
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   590,957              88         269,673         276,884         (79,993)        134,319

Realized gain distributions          662,925               -               -         144,320               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  1,253,882              88         269,673         421,204         (79,993)        134,319

Change in unrealized gains
   (losses)                          579,562          31,377         847,716         224,374         153,661          42,276
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               1,833,444          31,465       1,117,389         645,578          73,668         176,595
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $    1,798,512  $      148,480  $    1,097,914  $      591,413  $       33,549  $      383,454
                              ==============  ==============  ==============  ==============  ==============  ==============

(af) Previously known as Oppenheimer Aggressive Growth

See notes to financial statements.

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                               Oppenheimer       Oppenheimer      Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer
                                 Variable          Variable         Variable         Variable        Variable        Variable
                              Account Funds     Account Funds     Account Funds   Account Funds   Account Funds   Account Funds
                              (Service Class   (Service Class    (Service Class  (Service Class   (Service Class  (Service Class
                                 ("SC"))           ("SC"))            "SC"))         ("SC"))          ("SC"))         ("SC"))
                                Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              --------------  -----------------  --------------  ---------------  --------------  --------------

                                                 Oppenheimer                       Oppenheimer     Oppenheimer     Oppenheimer
                                Oppenheimer        Capital         Oppenheimer        Global           High            Main
                               Balanced (SC)  Appreciation (SC)  Core Bond (SC)  Securities (SC)    Income (SC)     Street (SC)
                              --------------  -----------------  --------------  ---------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      794,199  $         138,667  $      386,354  $       346,053  $    2,820,389  $      955,542
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (582,620)        (1,075,108)       (213,572)        (580,857)       (554,294)     (1,504,227)
      Administrative expense         (78,265)          (144,286)        (29,207)         (78,655)        (73,917)       (199,169)
                              --------------  -----------------  --------------  ---------------  --------------  --------------

      Net investment income
         (loss)                      133,314         (1,080,727)        143,575         (313,459)      2,192,178        (747,854)
                              --------------  -----------------  --------------  ---------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          6,824,730         12,326,485       3,187,828        9,234,503       6,772,795      13,468,427
      Cost of investments
         sold                      6,508,063         11,284,732       3,228,869        7,321,225       6,845,557      11,463,073
                              --------------  -----------------  --------------  ---------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   316,667          1,041,753         (41,041)       1,913,278         (72,762)      2,005,354

Realized gain distributions        1,927,794                  -               -        2,143,489               -               -
                              --------------  -----------------  --------------  ---------------  --------------  --------------

      Net realized gains
         (losses)                  2,244,461          1,041,753         (41,041)       4,056,767         (72,762)      2,005,354

Change in unrealized gains
   (losses)                        1,248,274          4,300,852         689,784        2,170,402         706,477      11,585,942
                              --------------  -----------------  --------------  ---------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               3,492,735          5,342,605         648,743        6,227,169         633,715      13,591,296
                              --------------  -----------------  --------------  ---------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                 $    3,626,049  $       4,261,878  $      792,318  $     5,913,710  $    2,825,893  $   12,843,442
                              ==============  =================  ==============  ===============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable         Variable         Variable
                               Account Funds    Account Funds   Account Funds         PIMCO            PIMCO           PIMCO
                              (Service Class   (Service Class   (Service Class Advisors Variable  Advisors Variable   Variable
                                 ("SC"))          ("SC"))          ("SC"))      Insurance Trust    Insurance Trust  Insurance Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account
                              --------------   --------------   --------------   --------------   ---------------   --------------

                                Oppenheimer
                                Main Street      Oppenheimer      Oppenheimer
                                 Small Cap       MidCap Fund       Strategic                          OpCap
                                Growth (SC)       (SC) (ag)        Bond (SC)     OpCap Balanced      Small Cap      Foreign Bond
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       11,451   $            -   $    4,948,200   $           79   $            -   $           84
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (730,789)        (313,001)      (1,770,336)            (134)             (28)             (37)
      Administrative expense         (96,556)         (41,410)        (238,658)             (10)              (3)              (3)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net investment income
         (loss)                     (815,894)        (354,411)       2,939,206              (65)             (31)              44
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          8,767,324        3,575,814       15,733,218              161               35               37
      Cost of investments
         sold                      7,132,155        3,015,936       15,438,389              153               32               26
                              --------------   --------------   --------------   --------------   --------------   --------------

         Realized gains
            (losses) on fund
            shares                 1,635,169          559,878          294,829                8                3               11

Realized gain distributions        1,445,611                -                -              265              108               34
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized gains
         (losses)                  3,080,780          559,878          294,829              273              111               45

Change in unrealized gains
   (losses)                        3,632,966          (98,425)       3,583,649              648              321              (61)
                              --------------   --------------   --------------   --------------   --------------   --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               6,713,746          461,453        3,878,478              921             432              (16)
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    5,897,852   $      107,042   $    6,817,684   $          856   $          401   $           28
                              ==============   ==============   ==============   ==============   ==============   ==============

(ag) Previously known as Oppenheimer Aggressive Growth (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                   PIMCO           PIMCO           PIMCO             PIMCO             PIMCO           PIMCO
                                 Variable        Variable        Variable          Variable          Variable        Variable
                                 Insurance       Insurance       Insurance         Insurance         Insurance       Insurance
                                   Trust           Trust           Trust             Trust             Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account       Sub-Account       Sub-Account     Sub-Account
                              --------------  --------------  --------------  ------------------  --------------  --------------


                                                                 PIMCO VIT         PIMCO VIT         PIMCO VIT       PIMCO VIT
                                                                 Commodity         Emerging         Real Return    Total Return
                                                   PIMCO        Real Return      Markets Bond        (Advisor        (Advisor
                               Money Market    Total Return    Strategy (x)   (Admin Shares) (x)    Shares) (x)     Shares) (x)
                              --------------  --------------  --------------  ------------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $          407  $          521  $       59,821  $            7,548  $       26,815  $      188,175
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                           (127)           (165)        (10,955)             (2,228)         (8,571)        (59,351)
      Administrative expense              (8)            (12)         (1,407)               (269)         (1,107)         (7,803)
                              --------------  --------------  --------------  ------------------  --------------  --------------

      Net investment income
         (loss)                          272             344          47,459               5,051          17,137         121,021
                              --------------  --------------  --------------  ------------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                160           1,259          71,577              28,479         179,639         355,093
      Cost of investments
         sold                            160           1,248          73,665              28,269         182,014         354,567
                              --------------  --------------  --------------  ------------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                         -              11          (2,088)                210          (2,375)            526

Realized gain distributions                -              66           7,795               5,422          44,410          59,514
                              --------------  --------------  --------------  ------------------  --------------  --------------

      Net realized gains
         (losses)                          -              77           5,707               5,632          42,035          60,040

Change in unrealized gains
   (losses)                                -             (88)       (120,909)             10,969         (71,786)         20,278
                              --------------  --------------  --------------  ------------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                       -             (11)       (115,202)             16,601         (29,751)         80,318
                              --------------  --------------  --------------  ------------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $          272  $          333  $      (67,743) $           21,652  $      (12,614) $      201,339
                              ==============  ==============  ==============  ==================  ==============  ==============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                               Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                               VT American
                                Government      VT Capital      VT Capital     VT Discovery   VT Diversified        VT
                                  Income       Appreciation    Opportunities      Growth          Income      Equity Income
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    2,224,140  $       17,744  $        6,945  $            -  $    4,908,736  $      353,067
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (727,269)       (232,290)       (104,882)       (234,924)     (1,155,974)       (414,840)
      Administrative expense               -               -               -            (732)         (1,107)              -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                    1,496,871        (214,546)        (97,937)       (235,656)      3,751,655         (61,773)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         12,126,286       4,078,518       3,587,747       3,426,288      16,341,151       5,796,282
      Cost of investments
         sold                     12,665,996       3,424,916       3,248,178       2,550,524      16,803,113       5,067,245
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                  (539,710)        653,602         339,569         875,764        (461,962)        729,037

Realized gain distributions                -       1,515,333         505,613               -               -         955,118
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                   (539,710)      2,168,935         845,182         875,764        (461,962)      1,684,155

Change in unrealized gains
   (losses)                          (82,313)       (266,950)        202,152         931,658         738,730       3,535,067
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                (622,023)      1,901,985       1,047,334       1,807,422         276,768       5,219,222
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      874,848  $    1,687,439  $      949,397  $    1,571,766  $    4,028,423  $    5,157,449
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                    Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                  Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                 VT The George        VT
                                  Putnam Fund    Global Asset         VT         VT Growth and     VT Growth       VT Health
                                   of Boston      Allocation     Global Equity      Income       Opportunities     Sciences
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $    5,743,710  $    1,152,874  $      191,000  $    8,898,764  $       13,997  $      233,268
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (3,100,103)       (637,235)       (753,950)     (7,641,463)       (305,648)     (1,004,652)
      Administrative expense          (130,503)        (36,554)              -        (165,392)           (190)        (17,518)
                                --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                      2,513,104         479,085        (562,950)      1,091,909        (291,841)       (788,902)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           65,668,862       8,833,074       9,952,608     120,754,634       4,812,502      16,117,883
      Cost of investments sold      60,738,339       8,124,392      12,513,728     107,086,006       6,470,526      14,474,202
                                --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   4,930,523         708,682      (2,561,120)     13,668,628      (1,658,024)      1,643,681

Realized gain distributions          8,163,149               -               -      13,861,535               -               -
                                --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                   13,093,672         708,682      (2,561,120)     27,530,163      (1,658,024)      1,643,681

Change in unrealized gains
   (losses)                          5,762,238       3,754,142      14,144,824      46,267,045       3,355,481         (37,203)
                                --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                18,855,910       4,462,824      11,583,704      73,797,208       1,697,457       1,606,478
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS       $   21,369,014  $    4,941,909  $   11,020,754  $   74,889,117  $    1,405,616  $      817,576
                                ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                    VT              VT
                                                                    VT         International   International
                                                               International    Growth and          New
                               VT High Yield     VT Income        Equity          Income       Opportunities   VT Investors
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    7,376,218  $    8,998,432  $    1,807,502  $      757,497  $      495,497  $      698,871
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,333,229)     (2,907,508)     (4,298,024)       (881,116)       (523,846)     (2,271,317)
      Administrative expense         (79,753)       (163,647)       (207,055)             (7)              -         (34,420)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                    5,963,236       5,927,277      (2,697,577)       (123,626)        (28,349)     (1,606,866)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         21,524,780      37,373,218      51,476,588      10,582,532      10,632,008      31,818,706
      Cost of investments
         sold                     22,058,316      37,882,515      40,819,557       7,634,347       8,935,898      34,118,804
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                  (533,536)       (509,297)     10,657,031       2,948,185       1,696,110      (2,300,098)

Realized gain distributions                -               -               -               -               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                   (533,536)       (509,297)     10,657,031       2,948,185       1,696,110      (2,300,098)

Change in unrealized gains
   (losses)                        2,753,335         879,751      60,869,323      12,125,140       6,683,064      23,613,015
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               2,219,799         370,454      71,526,354      15,073,325       8,379,174      21,312,917
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    8,183,035  $    6,297,731  $   68,828,777  $   14,949,699  $    8,350,825  $   19,706,051
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                 VT OTC &
                                    VT              VT            VT New                         Emerging
                               Mid Cap Value   Money Market    Opportunities   VT New Value       Growth        VT Research
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       39,267  $    5,349,472  $            -  $    1,985,863  $            -  $      495,993
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (253,375)     (1,719,526)     (1,578,710)     (2,616,879)       (416,671)     (1,201,573)
      Administrative expense               -        (161,465)        (20,350)       (125,045)              -         (15,792)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (214,108)      3,468,481      (1,599,060)       (756,061)       (416,671)       (721,372)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          4,959,001      80,651,645      23,448,367      33,594,201       5,947,653      19,954,249
      Cost of investments
         sold                      4,296,203      80,651,645      33,126,718      27,604,005       8,999,244      19,625,688
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   662,798               -      (9,678,351)      5,990,196      (3,051,591)        328,561

Realized gain distributions          833,329               -               -      12,598,145               -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  1,496,127               -      (9,678,351)     18,588,341      (3,051,591)        328,561

Change in unrealized gains
   (losses)                        1,082,688               -      19,006,110       7,875,714       6,635,614       8,534,273
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               2,578,815               -       9,327,759      26,464,055       3,584,023       8,862,834
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    2,364,707  $    3,468,481  $    7,728,699  $   25,707,994  $    3,167,352  $    8,141,462
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam          Putnam          Putnam           Rydex        STI Classic
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                               VT Utilities
                               VT Small Cap     Growth and                                                      STI Capital
                                   Value          Income         VT Vista       VT Voyager       Rydex OTC     Appreciation
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      550,185  $    1,417,040  $            -  $      371,831  $            -  $       65,863
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (2,381,238)       (653,378)     (1,299,224)     (4,512,811)            (59)       (320,432)
      Administrative expense         (47,255)        (12,712)        (29,061)       (169,041)             (4)        (25,062)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                   (1,878,308)        750,950      (1,328,285)     (4,310,021)            (63)       (279,631)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         34,671,799      11,461,476      19,554,433      77,566,359             504      10,255,901
      Cost of investments
         sold                     24,120,819      10,647,390      20,486,821     103,893,523             446      10,482,400
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                10,550,980         814,086        (932,388)    (26,327,164)             58        (226,499)

Realized gain distributions       16,846,809               -               -               -               -       1,293,896
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                 27,397,789         814,086        (932,388)    (26,327,164)             58       1,067,397

Change in unrealized gains
   (losses)                       (1,552,239)      9,234,463       5,804,482      41,510,623             232       1,232,470
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              25,845,550      10,048,549       4,872,094      15,183,459             290       2,299,867
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   23,967,242  $   10,799,499  $    3,543,809  $   10,873,438  $          227  $    2,020,236
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                STI Classic     STI Classic    STI Classic      STI Classic     STI Classic     STI Classic
                              Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                    STI                         STI Large        STI Large
                               International  STI Investment   Cap Relative      Cap Value          STI        STI Small Cap
                                  Equity        Grade Bond        Value           Equity      Mid-Cap Equity   Value Equity
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       51,711  $      454,039  $       62,541  $      343,573  $       36,967  $       46,173
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                        (57,008)       (140,484)        (68,834)       (322,133)       (127,501)       (147,141)
      Administrative expense          (4,585)        (11,721)         (6,200)        (25,618)        (10,149)        (12,609)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                       (9,882)        301,834         (12,493)         (4,178)       (100,683)       (113,577)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          1,791,879       3,721,603       1,265,413      10,394,179       3,424,978       3,886,271
      Cost of investments
         sold                      1,516,996       3,746,942       1,030,841       8,882,955       2,985,418       2,634,646
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   274,883         (25,339)        234,572       1,511,224         439,560       1,251,625

Realized gain distributions                -               -         345,510               -         674,517       2,375,747
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                    274,883         (25,339)        580,082       1,511,224       1,114,077       3,627,372

Change in unrealized gains
   (losses)                          622,896         (10,388)        118,347       3,128,809        (201,482)     (2,081,522)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments                 897,779         (35,727)        698,429       4,640,033         912,595       1,545,850
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS  $      887,897  $      266,107  $      685,936  $    4,635,855  $      811,912  $    1,432,273
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                               The Universal   The Universal   The Universal   The Universal   The Universal   The Universal
                               Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                                Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                Van Kampen
                                Van Kampen      Van Kampen       Van Kampen     Van Kampen                          UIF
                               UIF Emerging         UIF             UIF         UIF Global      Van Kampen     International
                              Markets Equity   Equity Growth    Fixed Income   Value Equity   UIF High Yield      Magnum
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      439,027  $            -  $       78,522    $        804  $          674  $       35,601
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (887,462)       (901,611)        (26,483)           (657)           (117)       (564,614)
      Administrative expense         (57,913)        (74,975)         (1,944)            (50)             (8)        (37,401)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (506,348)       (976,586)         50,095              97             549        (566,414)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         20,447,714      17,690,632         390,747           2,045           8,746       9,650,377
      Cost of investments
         sold                     12,977,096      16,930,493         389,500           1,763          12,783       7,813,550
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 7,470,618         760,139           1,247             282          (4,037)      1,836,827

Realized gain distributions        1,348,316               -          10,434           1,976               -       2,856,834
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  8,818,934         760,139          11,681           2,258          (4,037)      4,693,661

Change in unrealized gains
   (losses)                        8,893,578       1,325,591         (22,093)          6,505           4,057       3,729,396
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              17,712,512       2,085,730         (10,412)          8,763              20       8,423,057
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   17,206,164  $    1,109,144  $       39,683    $      8,860  $          569  $    7,856,643
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               The Universal   The Universal
                               The Universal   The Universal   The Universal   The Universal   Institutional   Institutional
                               Institutional   Institutional   Institutional   Institutional    Funds, Inc.     Funds, Inc.
                                Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.      (Class II)     (Class II)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------   -------------  --------------

                                                                                                 Van Kampen     Van Kampen
                                Van Kampen       Van Kampen      Van Kampen                     UIF Emerging   UIF Emerging
                                   UIF            UIF U.S.        UIF U.S.       Van Kampen     Markets Debt  Markets Equity
                              Mid Cap Growth   Mid Cap Value    Real Estate      UIF Value       (Class II)     (Class II)
                              --------------  --------------  --------------  --------------   -------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -  $      387,106  $      823,418  $        5,801  $    2,451,092  $      210,124
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (648,016)     (2,146,791)     (1,141,482)         (4,950)       (398,835)       (423,352)
      Administrative expense         (41,713)       (153,488)        (74,085)           (334)        (52,604)        (53,515)
                              --------------  --------------  --------------  --------------  --------------  --------------
      Net investment income
         (loss)                     (689,729)     (1,913,173)       (392,149)            517       1,999,653        (266,743)
                              --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         12,453,639      31,708,173      21,460,543          62,770       5,248,290       4,027,933
      Cost of investments
         sold                      9,748,285      24,578,294      12,845,503          53,067       5,207,889       2,909,426
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses)on fund
            shares                 2,705,354       7,129,879       8,615,040           9,703          40,401       1,118,507
Realized gain distributions        2,638,310      16,699,765       4,943,524          34,191         534,856         659,767
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  5,343,664      23,829,644      13,558,564          43,894         575,257       1,778,274
Change in unrealized gains
   (losses)                       (1,984,782)      1,819,454       9,609,829           2,299        (146,605)      6,888,338
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               3,358,882      25,649,098      23,168,393          46,193         428,652       8,666,612
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    2,669,153  $   23,735,925  $   22,776,244  $       46,710  $    2,428,305  $    8,399,869
                              ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------

                               The Universal   The Universal   The Universal   The Universal    The Universal   The Universal
                               Institutional   Institutional   Institutional   Institutional    Institutional   Institutional
                                Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.      Funds, Inc.     Funds, Inc.
                                 (Class II)      (Class II)     (Class II)      (Class II)        (Class II)      (Class II)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              --------------  --------------  --------------  ---------------  --------------  --------------

                                Van Kampen       Van Kampen                      Van Kampen      Van Kampen    Van Kampen UIF
                              UIF Equity and        UIF         Van Kampen       UIF Int'l          UIF        Small Company
                                  Income       Equity Growth    UIF Global     Growth Equity   Mid Cap Growth      Growth
                                (Class II)       (Class II)      Franchise    (Class II) (ah)  (Class II) (x)    (Class II)
                              --------------  --------------  --------------  ---------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      831,429  $            -  $    1,344,531  $         5,338  $            -  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,050,354)       (287,405)     (1,422,008)         (19,390)       (637,355)       (430,407)
      Administrative expense        (138,242)        (37,217)       (179,791)          (2,449)        (77,787)        (52,938)
                              --------------  --------------  --------------  ---------------  --------------  --------------
      Net investment income
         (loss)                     (357,167)       (324,622)       (257,268)         (16,501)       (715,142)       (483,345)
                              --------------  --------------  --------------  ---------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         17,659,648       5,363,949      12,796,129          390,850       7,221,992       6,732,929
      Cost of investments
         sold                     16,268,187       4,544,398      10,965,283          377,077       6,026,767       5,612,330
                              --------------  --------------  --------------  ---------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 1,391,461         819,551       1,830,846           13,773       1,195,225       1,120,599

Realized gain distributions        1,581,855               -       2,211,587                -       2,517,494       2,091,193
                              --------------  --------------  --------------  ---------------  --------------  --------------

      Net realized gains
         (losses)                  2,973,316         819,551       4,042,433           13,773       3,712,719       3,211,792

Change in unrealized gains
   (losses)                        5,208,177        (214,105)     13,184,322          377,889         167,943        (146,114)
                              --------------  --------------  --------------  ---------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               8,181,493         605,446      17,226,755          391,662       3,880,662       3,065,678
                              --------------  --------------  --------------  ---------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $    7,824,326  $      280,824  $   16,969,487  $       375,161  $    3,165,520  $    2,582,333
                              ==============  ==============  ==============  ===============  ==============  ==============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                               The Universal   The Universal    Van Kampen      Van Kampen      Van Kampen      Van Kampen
                               Institutional   Institutional       Life            Life            Life            Life
                                Funds, Inc.     Funds, Inc.     Investment      Investment      Investment      Investment
                                 (Class II)      (Class II)        Trust           Trust           Trust           Trust
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------  --------------

                              Van Kampen UIF    Van Kampen
                               U.S. Mid Cap      UIF U.S.
                                  Value        Real Estate          LIT                            LIT             Strat
                                (Class II)      (Class II)       Comstock     LIT Government   Money Market    Growth I (ai)
                              --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      157,850  $      988,264  $    1,625,016  $       70,617  $      119,125  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                     (1,080,845)     (1,487,345)     (1,461,355)        (21,682)        (33,176)       (858,104)
      Administrative expense        (135,197)       (193,302)       (107,304)         (1,757)         (2,741)        (59,797)
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                   (1,058,192)       (692,383)         56,357          47,178          83,208        (917,901)
                              --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         10,277,138      20,599,618      31,845,147         704,018       2,043,674      20,361,191
      Cost of investments
         sold                      8,893,748      14,767,480      27,970,369         712,068       2,043,674      24,272,850
                              --------------  --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                 1,383,390       5,832,138       3,874,778          (8,050)              -      (3,911,659)

Realized gain distributions        8,708,948       6,779,188       6,650,382             -                 -               -
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                 10,092,338      12,611,326      10,525,160          (8,050)              -      (3,911,659)

Change in unrealized gains
   (losses)                        3,425,243      19,161,802       3,962,999           3,042               -       5,476,960
                              --------------  --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments              13,517,581      31,773,128      14,488,159          (5,008)              -       1,565,301
                              --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $   12,459,389  $   31,080,745  $   14,544,516  $       42,170  $       83,208  $      647,400
                              ==============  ==============  ==============  ==============  ==============  ==============

(ai) Previously known as LIT Emerging Growth


See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------

                                Van Kampen      Van Kampen       Van Kampen     Van Kampen      Van Kampen
                                   Life            Life             Life           Life            Life
                                Investment      Investment       Investment     Investment      Investment
                                   Trust           Trust           Trust           Trust           Trust
                                (Class II)      (Class II)       (Class II)     (Class II)      (Class II)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------  --------------  --------------  --------------  --------------

                                                                                     LIT
                              LIT Aggressive   LIT Comstock   LIT Growth and     Money Market       Strat
                            Growth (Class II)   (Class II)   Income (Class II)   (Class II)   Growth II (aj)
                              --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -  $    4,225,305  $    1,544,001  $    1,210,051  $            -
Charges from Allstate Life
   Insurance Company:
      Mortality and expense
         risk                       (356,751)     (5,196,550)     (2,394,108)       (415,204)     (1,065,886)
      Administrative expense         (37,280)       (528,832)       (305,657)        (56,137)       (102,512)
                              --------------  --------------  --------------  --------------  --------------

      Net investment income
         (loss)                     (394,031)     (1,500,077)     (1,155,764)        738,710      (1,168,398)
                              --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales          5,701,208      49,721,002      24,171,991      15,653,133      12,805,340
      Cost of investments
         sold                      5,044,031      42,625,492      21,108,629      15,653,133      11,439,958
                              --------------  --------------  --------------  --------------  --------------

         Realized gains
            (losses) on fund
            shares                   657,177       7,095,510       3,063,362               -       1,365,382

Realized gain distributions        1,883,927      19,644,865      10,255,668               -               -
                              --------------  --------------  --------------  --------------  --------------

      Net realized gains
         (losses)                  2,541,104      26,740,375      13,319,030               -       1,365,382

Change in unrealized gains
   (losses)                       (1,466,903)     19,295,277       9,201,401               -         189,436
                              --------------  --------------  --------------  --------------  --------------

      Net realized and
         unrealized gains
         (losses) on
         investments               1,074,201      46,035,652      22,520,431               -       1,554,818
                              --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS     $      680,170  $   44,535,575  $   21,364,667  $      738,710  $      386,420
                              ==============  ==============  ==============  ==============  ==============

(a) Previously known as LIT Emerging Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                    AIM Variable                       AIM Variable
                                       Insurance Funds                 Insurance Funds                    Insurance Funds
                                         Sub-Account                     Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                           AIM V. I.                        AIM V. I.
                                      Aggressive Growth                  Basic Balanced                 AIM V. I. Basic Value
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (a)           2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (124,170) $      (368,494) $       233,607  $        20,111  $      (321,253) $      (426,102)
Net realized gains (losses)           658,673         (672,913)         127,977         (659,787)       3,033,018        1,537,033
Change in unrealized gains
   (losses)                         1,881,646        2,084,268        4,018,486        2,697,431          794,922          282,136
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,416,149        1,042,861        4,380,070        2,057,755        3,506,687        1,393,067
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               20,215           22,505           64,920           53,656            9,464           27,627
Benefit payments                     (272,368)        (670,458)      (1,194,858)      (2,089,350)        (728,167)        (799,105)
Payments on termination              (817,963)      (1,991,348)      (8,865,059)      (6,351,818)      (5,153,530)      (3,778,661)
Contract maintenance charge            (4,417)         (13,973)         (20,042)         (22,892)         (11,312)         (12,100)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            (28,292,898)        (798,235)         275,228         (376,249)         474,114        2,809,832
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                   (29,367,431)      (3,451,509)      (9,739,811)      (8,786,653)      (5,409,431)      (1,752,407)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (26,951,282)      (2,408,648)      (5,359,741)      (6,728,898)      (1,902,744)        (359,340)

NET ASSETS AT BEGINNING OF
   PERIOD                          26,951,282       29,359,930       54,652,718       61,381,616       33,302,071       33,661,411
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    26,951,282  $    49,292,977  $    54,652,718  $    31,399,327  $    33,302,071
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,454,120        2,810,200        5,029,655        5,868,136        2,571,654        2,711,020
         Units issued                  68,783          265,811          438,367          625,884          313,566          717,187
         Units redeemed            (2,522,903)        (621,891)      (1,297,190)      (1,464,365)        (713,170)        (856,553)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -        2,454,120        4,170,832        5,029,655        2,172,050        2,571,654
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                      AIM Variable                      AIM Variable
                                       Insurance Funds                   Insurance Funds                   Insurance Funds
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            AIM V. I.                          AIM V. I.
                                     AIM V. I. Blue Chip              Capital Appreciation               Capital Development
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (b)           2005        2006 (a)(c)(d)        2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (76,416) $      (178,511) $    (2,328,174) $    (1,654,571) $      (346,629) $      (325,538)
Net realized gains (losses)        (2,829,587)        (613,618)         134,737       (1,646,079)       2,496,293          765,593
Change in unrealized gains
   (losses)                         2,202,421        1,142,720        5,373,453       11,044,610        1,380,005        1,459,050
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations            (703,582)         350,591        3,180,016        7,743,960        3,529,669        1,899,105
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,420            8,134          385,527          346,802           43,722            6,088
Benefit payments                     (399,574)        (655,291)      (4,570,520)      (2,782,341)        (565,498)        (419,398)
Payments on termination            (1,006,186)      (2,209,932)     (24,464,859)     (15,414,975)      (3,573,766)      (2,346,698)
Contract maintenance charge            (4,951)         (11,802)         (80,468)         (59,747)          (8,250)          (8,078)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            (18,711,198)        (645,789)     104,549,957       (4,291,485)          79,088        2,773,295
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (20,117,489)      (3,514,680)      75,819,637      (22,201,746)      (4,024,704)           5,209
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (20,821,071)      (3,164,089)      78,999,653      (14,457,786)        (495,035)       1,904,314

NET ASSETS AT BEGINNING OF
   PERIOD                          20,821,071       23,985,160      116,354,635      130,812,421       25,090,655       23,186,341
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    20,821,071  $   195,354,288  $   116,354,635  $    24,595,620  $    25,090,655
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,256,037        3,828,137       11,585,051       13,757,751        1,693,097        1,701,239
         Units issued                 238,113          328,056       11,701,688        2,035,513          243,504          415,204
         Units redeemed            (3,494,150)        (900,156)      (4,778,459)      (4,208,213)        (488,522)        (423,346)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -        3,256,037       18,508,280       11,585,051        1,448,079        1,693,097
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                      AIM Variable                       AIM Variable
                                       Insurance Funds                   Insurance Funds                    Insurance Funds
                                         Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            AIM V. I.                           AIM V. I.
                                    AIM V. I. Core Equity               Demographic Trends                 Diversified Income
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (e)           2005           2006 (c)           2005             2006            2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,419,420) $        64,437  $      (109,217) $      (145,441) $     1,051,781  $     1,292,980
Net realized gains (losses)         1,802,279          286,653       (2,425,786)      (1,181,356)        (690,454)        (529,322)
Change in unrealized gains
   (losses)                        23,921,285        3,565,409        2,830,530        1,735,286          352,573         (329,502)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          24,304,144        3,916,499          295,527          408,489          713,900          434,156
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              309,776          108,408            4,822           11,367           15,171           22,007
Benefit payments                   (6,964,658)      (3,377,614)        (121,298)        (462,972)      (1,580,903)      (1,306,605)
Payments on termination           (28,743,756)     (13,331,985)      (1,144,511)      (1,563,312)      (4,108,673)      (4,091,502)
Contract maintenance charge           (94,418)         (57,810)          (4,890)          (6,378)          (7,179)          (8,625)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            137,162,852       (3,398,637)      (9,025,358)        (840,397)         714,695        1,587,854
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                   101,669,796      (20,057,638)     (10,291,235)      (2,861,692)      (4,966,889)      (3,796,871)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         125,973,940      (16,141,139)      (9,995,708)      (2,453,203)      (4,252,989)      (3,362,715)

NET ASSETS AT BEGINNING OF
   PERIOD                         106,416,724      122,557,863        9,995,708       12,448,911       26,843,649       30,206,364
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   232,390,664  $   106,416,724  $             -  $     9,995,708  $    22,590,660  $    26,843,649
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           8,733,036       10,304,475        1,839,428        2,398,585        2,285,557        2,590,685
         Units issued              13,234,511          665,275           52,778          250,168          316,157          481,138
         Units redeemed            (4,516,693)      (2,236,714)      (1,892,206)        (809,325)        (729,272)        (786,266)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    17,450,854        8,733,036                -        1,839,428        1,872,442        2,285,557
                              ===============  ===============  ===============  ===============  ===============  ===============

(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          AIM Variable                      AIM Variable                      AIM Variable
                                        Insurance Funds                   Insurance Funds                   Insurance Funds
                                          Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                           AIM V. I.
                                    Government Securities               AIM V. I. Growth                 AIM V. I. High Yield
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005            2006 (d)          2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       639,816  $       584,747  $      (351,288) $    (1,094,101) $       911,365  $     1,188,253
Net realized gains (losses)            70,377          237,311      (19,202,381)      (5,776,165)        (232,693)          24,398
Change in unrealized gains
   (losses)                          (159,158)        (729,599)      24,515,493       11,030,910          564,387         (994,898)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from
   operations                         551,035           92,459        4,961,824        4,160,644        1,243,059          217,753
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                                7,797           12,105           54,696           98,170            6,164           14,923
Benefit payments                   (1,453,419)      (1,695,940)      (1,107,855)      (2,236,761)        (451,195)        (667,370)
Payments on termination            (5,706,491)      (5,311,391)      (3,221,827)      (8,273,756)      (3,033,581)      (2,412,404)
Contract maintenance charge            (9,487)         (11,760)         (13,190)         (40,753)          (5,078)          (6,020)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (1,038,240)      (1,348,494)     (75,302,501)      (3,372,611)        (115,442)        (980,059)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                    (8,199,840)      (8,355,480)     (79,590,677)     (13,825,711)      (3,599,132)      (4,050,930)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (7,648,805)      (8,263,021)     (74,628,853)      (9,665,067)      (2,356,073)      (3,833,177)

NET ASSETS AT BEGINNING OF
   PERIOD                          33,125,435       41,388,456       74,628,853       84,293,920       15,601,267       19,434,444
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    25,476,630  $    33,125,435  $             -  $    74,628,853  $    13,245,194  $    15,601,267
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,587,210        3,233,611       10,077,543       11,996,211        1,577,550        1,992,886
         Units issued                 230,730          405,705          390,089        2,145,677          193,668          357,522
         Units redeemed              (867,346)      (1,052,106)     (10,467,632)      (4,064,345)        (545,741)        (772,858)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,950,594        2,587,210                -       10,077,543        1,225,477        1,577,550
                              ===============  ===============  ===============  ===============  ===============  ===============

(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                          AIM Variable            AIM Variable               AIM Variable
                                        Insurance Funds         Insurance Funds            Insurance Funds
                                          Sub-Account             Sub-Account                Sub-Account
                              --------------------------------  ---------------  --------------------------------

                                           AIM V. I.            AIM V. I. Large              AIM V. I.
                                     International Growth          Cap Growth           Mid Cap Core Equity
                              --------------------------------  ---------------  --------------------------------

                                    2006             2005         2006 (b)(f)          2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (198,500) $      (345,899) $      (111,112) $      (156,090) $      (246,596)
Net realized gains (losses)         4,108,113        1,304,497           81,521        4,055,921        1,739,308
Change in unrealized gains
   (losses)                         9,674,730        6,687,181        1,931,575       (1,232,880)         230,659
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          13,584,343        7,645,779        1,901,984        2,666,951        1,723,371
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                               78,765           51,152            3,312           28,910          117,308
Benefit payments                   (1,759,741)      (1,286,573)        (258,340)        (687,158)        (289,408)
Payments on termination            (8,512,407)      (5,551,814)      (1,017,671)      (4,558,771)      (2,977,917)
Contract maintenance charge           (23,809)         (22,002)          (5,152)          (8,710)          (8,575)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              5,564,606        5,500,032       18,461,643          957,175        6,168,348
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                    (4,652,586)      (1,309,205)      17,183,792       (4,268,554)       3,009,756
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           8,931,757        6,336,574       19,085,776       (1,601,603)       4,733,127

NET ASSETS AT BEGINNING OF
   PERIOD                          53,895,572       47,558,998                -       30,350,585       25,617,458
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    62,827,329  $    53,895,572  $    19,085,776  $    28,748,982  $    30,350,585
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,971,488        3,968,781                -        2,172,241        1,876,228
         Units issued                 897,298          954,641        1,937,250          504,977        1,855,020
         Units redeemed            (1,152,132)        (951,934)        (215,892)        (779,268)      (1,559,007)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,716,654        3,971,488        1,721,358        1,897,950        2,172,241
                              ===============  ===============  ===============  ===============  ===============

(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(f) For the period beginning June 12, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                      AIM Variable                     AIM Variable
                                       Insurance Funds                   Insurance Funds                   Insurance Funds
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                   AIM V. I. Money Market           AIM V. I. Premier Equity            AIM V. I. Technology
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (e)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       593,425  $       242,582  $       795,465  $      (997,413) $       (76,936) $       (84,209)
Net realized gains (losses)                 -                -      (15,644,868)      (6,051,321)         289,545          102,452
Change in unrealized gains
   (losses)                                 -                -       22,086,795       12,742,532          275,452          (44,805)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             593,425          242,582        7,237,392        5,693,798          488,061          (26,562)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               26,936           15,483           78,992          172,425            8,654            8,109
Benefit payments                   (8,114,386)     (12,980,203)      (1,522,211)      (5,301,618)         (78,563)        (116,194)
Payments on termination           (11,532,625)      (8,903,804)      (6,049,247)     (17,432,839)        (688,387)        (710,996)
Contract maintenance charge            (7,344)          (8,289)         (27,173)         (86,130)          (3,289)          (3,831)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             19,928,144       16,782,968     (145,660,566)      (9,459,939)        (204,020)        (448,905)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       300,725       (5,093,845)    (153,180,205)     (32,108,101)        (965,605)      (1,271,817)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             894,150       (4,851,263)    (145,942,813)     (26,414,303)        (477,544)      (1,298,379)

NET ASSETS AT BEGINNING OF
   PERIOD                          20,185,712       25,036,975      145,942,813      172,357,116        5,996,941        7,295,320
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    21,079,862  $    20,185,712  $             -  $   145,942,813  $     5,519,397  $     5,996,941
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,792,903        2,239,273       15,762,610       19,267,691          536,082          657,425
         Units issued               2,769,251        3,730,812          417,671        2,333,499          106,031           76,130
         Units redeemed            (2,741,285)      (4,177,182)     (16,180,281)      (5,838,580)        (189,401)        (197,473)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,820,869        1,792,903                -       15,762,610          452,712          536,082
                              ===============  ===============  ===============  ===============  ===============  ===============

(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable                AIM Variable Insurance            AIM Variable Insurance
                                       Insurance Funds                   Funds Series II                   Funds Series II
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            AIM V. I.                         AIM V. I.
                                     AIM V. I. Utilities              Aggressive Growth II                Basic Balanced II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (g)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       278,735  $       144,416  $        (3,749) $       (10,274) $         1,653  $        (7,007)
Net realized gains (losses)         1,440,631          540,032          192,315            4,849           63,343           26,918
Change in unrealized gains
   (losses)                         1,253,685        1,090,839         (132,272)          28,161           94,822           47,456
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,973,051        1,775,287           56,294           22,736          159,818           67,367
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               12,718            5,380            5,369            6,106            3,030              800
Benefit payments                     (831,888)        (406,298)               -                -         (184,006)          (3,334)
Payments on termination            (1,687,240)      (1,453,411)          (3,784)          (8,674)        (198,301)        (183,441)
Contract maintenance charge            (5,850)          (5,774)               -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                141,438        2,562,546         (691,258)          18,981           54,157           48,100
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,370,822)         702,443         (689,673)          16,413         (325,120)        (137,875)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             602,229        2,477,730         (633,379)          39,149         (165,302)         (70,508)

NET ASSETS AT BEGINNING OF
   PERIOD                          14,080,774       11,603,044          633,379          594,230        2,103,010        2,173,518
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    14,683,003  $    14,080,774  $             -  $       633,379  $     1,937,708  $     2,103,010
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             998,584          948,229           55,960           54,443          203,998          217,898
         Units issued                 174,253          527,651              526            4,820           22,690           23,156
         Units redeemed              (331,321)        (477,296)         (56,486)          (3,303)         (53,313)         (37,056)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       841,516          998,584                -           55,960          173,375          203,998
                              ===============  ===============  ===============  ===============  ===============  ===============

(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                       Funds Series II                   Funds Series II                   Funds Series II
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                              AIM V. I.
                                  AIM V. I. Basic Value II           AIM V. I. Blue Chip II            Capital Appreciation II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (h)           2005        2006 (g)(i)(j)        2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (344,401) $      (367,775) $        (7,235) $       (12,536) $      (131,982) $      (123,155)
Net realized gains (losses)         1,469,720          531,298          111,989           11,079          169,984          135,871
Change in unrealized gains
   (losses)                         1,170,468          625,320         (146,355)          17,568          249,909          470,030
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,295,787          788,843          (41,601)          16,111          287,911          482,746
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               24,667        1,494,568            6,316            7,926            8,793          210,248
Benefit payments                     (112,414)        (234,236)               -           (1,211)         (75,855)         (60,896)
Payments on termination              (996,752)        (696,246)         (44,384)         (33,938)        (393,594)        (330,132)
Contract maintenance charge           (66,390)         (64,500)               -                -          (18,426)         (19,186)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (914,833)        (188,928)        (964,190)         (29,700)         927,334         (493,031)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,065,722)         310,658       (1,002,258)         (56,923)         448,252         (692,997)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             230,065        1,099,501       (1,043,859)         (40,812)         736,163         (210,251)

NET ASSETS AT BEGINNING OF
   PERIOD                          21,967,527       20,868,026        1,043,859        1,084,671        7,537,878        7,748,129
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    22,197,592  $    21,967,527  $             -  $     1,043,859  $     8,274,041  $     7,537,878
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,572,687        1,549,941          105,671          111,610          569,945          628,627
         Units issued                  46,214          409,587              664            3,922          139,166           62,765
         Units redeemed              (188,142)        (386,841)        (106,335)          (9,861)         (88,978)        (121,447)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,430,759        1,572,687                -          105,671          620,133          569,945
                              ===============  ===============  ===============  ===============  ===============  ===============

(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                       Funds Series II                   Funds Series II                   Funds Series II
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          AIM V. I.                                                          AIM V. I.
                                   Capital Development II           AIM V. I. Core Equity II           Demographic Trends II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006            2005            2006 (k)           2005           2006 (i)          2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (8,161) $        (7,315) $       (35,086) $        (1,366) $        (3,719) $        (4,640)
Net realized gains (losses)            73,633            7,071           30,155            7,935           77,447            5,621
Change in unrealized gains
   (losses)                            19,869           35,972          406,135           10,275          (63,477)          12,372
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              85,341           35,728          401,204           16,844           10,251           13,353
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,688              303              286              690              352            1,183
Benefit payments                     (111,513)               -         (119,842)               -          (47,394)               -
Payments on termination               (45,687)          (4,284)        (232,832)         (46,576)          (8,562)         (12,312)
Contract maintenance charge                 -                -          (11,568)               -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                136,386           70,712        4,780,701           15,515         (257,569)             143
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (16,126)          66,731        4,416,745          (30,371)        (313,173)         (10,986)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              69,215          102,459        4,817,949          (13,527)        (302,922)           2,367

NET ASSETS AT BEGINNING OF
   PERIOD                             523,102          420,643          477,954          491,481          302,922          300,555
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       592,317  $       523,102  $     5,295,903  $       477,954  $             -  $       302,922
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              41,806           36,107           42,597           45,304           30,304           31,387
         Units issued                  11,494           15,264          500,106            2,051            1,337            6,116
         Units redeemed               (11,883)          (9,565)         (68,734)          (4,758)         (31,641)          (7,199)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        41,417           41,806          473,969           42,597                -           30,304
                              ===============  ===============  ===============  ===============  ===============  ===============

(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance             AIM Variable Insurance           AIM Variable Insurance
                                       Funds Series II                    Funds Series II                  Funds Series II
                                         Sub-Account                        Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                           AIM V. I.                        AIM V. I.
                                     Diversified Income II          Government Securities II             AIM V. I. Growth II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005            2006             2005             2006 (j)          2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        21,718  $        32,324  $        23,778  $        31,644  $        (1,653) $        (5,035)
Net realized gains (losses)           (11,604)          (1,516)         (21,062)          (3,316)          93,178           16,409
Change in unrealized gains
   (losses)                             3,384          (22,966)          22,851          (29,553)         (70,788)           5,168
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              13,498            7,842           25,567           (1,225)          20,737           16,542
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,552              500            2,795                -            7,366            8,976
Benefit payments                       (2,023)               -          (78,497)         (29,088)               -                -
Payments on termination               (19,316)         (25,778)        (444,344)        (205,616)          (8,383)         (32,330)
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (173,397)          (8,859)        (319,846)           1,254         (331,700)         (26,613)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (193,184)         (34,137)        (839,892)        (233,450)        (332,717)         (49,967)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (179,686)         (26,295)        (814,325)        (234,675)        (311,980)         (33,425)

NET ASSETS AT BEGINNING OF
   PERIOD                             731,511          757,806        2,176,790        2,411,465          311,980          345,405
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       551,825  $       731,511  $     1,362,465  $     2,176,790  $             -  $       311,980
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              65,514           68,582          202,206          223,792           31,825           37,130
         Units issued                   6,081            3,519           23,560           16,432              840            1,983
         Units redeemed               (23,249)          (6,587)        (101,289)         (38,018)         (32,665)          (7,288)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        48,346           65,514          124,477          202,206                -           31,825
                              ===============  ===============  ===============  ===============  ===============  ===============

(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                    AIM Variable
                                   AIM Variable Insurance             AIM Variable Insurance          Insurance
                                       Funds Series II                    Funds Series II             Funds II
                                         Sub-Account                        Sub-Account             Sub-Account
                              --------------------------------  --------------------------------  ---------------

                                                                            AIM V. I.             AIM V. I. Large
                                   AIM V. I. High Yield II           International Growth II       Cap Growth II
                              --------------------------------  --------------------------------  ---------------

                                    2006             2005             2006             2005          2006 (f)(h)
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        47,133  $        60,626  $        (4,559) $        (7,329) $        (8,654)
Net realized gains (losses)             8,561            9,480           49,535           17,581            2,549
Change in unrealized gains
   (losses)                             7,722          (62,623)         233,193          116,806          109,404
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
   from operations                     63,416            7,483          278,169          127,058          103,299
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,620            1,490            7,079            3,524               -
Benefit payments                            -                -          (20,424)               -           (2,252)
Payments on termination               (45,774)         (30,680)         (73,296)         (38,998)          (8,395)
Contract maintenance charge                 -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (117,491)          15,569          428,826          170,945          954,604
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (161,645)         (13,621)         342,185          135,471          943,957
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (98,229)          (6,138)         620,354          262,529        1,047,256

NET ASSETS AT BEGINNING OF
   PERIOD                             830,276          836,414          972,512          709,983                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       732,047  $       830,276  $     1,592,866  $       972,512  $     1,047,256
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              64,335           65,405           65,852           55,701                -
         Units issued                   1,280            5,804           30,445           17,561           97,841
         Units redeemed               (13,533)          (6,874)         (10,442)          (7,410)          (3,272)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        52,082           64,335           85,855           65,852           94,569
                              ===============  ===============  ===============  ===============  ===============

(f) For the period beginning June 12, 2006 and ended December 31, 2006
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                    Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          AIM V. I.                         AIM V. I.                          AIM V. I.
                                   Mid Cap Core Equity II               Money Market II                   Premier Equity II
                              --------------------------------  --------------------------------  --------------------------------

                                    2006              2005            2006             2005          2006 (k)           2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (71,376) $       (95,862) $        55,431  $        26,530  $         6,163  $       (54,104)
Net realized gains (losses)           823,292          330,038                -                -          804,884           45,970
Change in unrealized
   gains (losses)                    (126,164)         194,930                -                -         (587,468)         169,893
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets
   from operations                    625,752          429,106           55,431           26,530          223,579          161,759
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               19,581        2,407,058                -            6,165           10,598          361,419
Benefit payments                      (89,589)         (58,549)        (277,843)        (299,952)               -          (21,132)
Payments on termination              (283,575)        (255,309)      (1,153,999)      (7,447,783)         (95,714)        (143,432)
Contract maintenance charge           (17,003)          (8,303)               -                -           (3,581)         (14,444)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (722,377)         704,117          725,977        4,877,375       (4,775,936)         (66,543)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                    (1,092,963)       2,789,014         (705,865)      (2,864,195)      (4,864,633)         115,868
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                        (467,211)       3,218,120         (650,434)      (2,837,665)      (4,641,054)         277,627

NET ASSETS AT BEGINNING OF
   PERIOD                           7,457,304        4,239,184        2,793,891        5,631,556        4,641,054        4,363,427
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     6,990,093  $     7,457,304  $     2,143,457  $     2,793,891   $            -  $     4,641,054
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             637,174          374,379          285,556          579,844          385,771          376,112
         Units issued                  58,072          786,949           95,334          603,040           19,792          119,353
         Units redeemed              (149,886)        (524,154)        (167,511)        (897,328)        (405,563)        (109,694)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       545,360          637,174          213,379          285,556                -          385,771
                              ===============  ===============  ===============  ===============  ===============  ===============

(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Alliance
                                 AIM Variable Insurance              AIM Variable Insurance              Bernstein Variable
                                     Funds Series II                     Funds Series II                Product Series Fund
                                        Sub-Account                         Sub-Account                     Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                                Alliance
                                    AIM V. I. Technology II           AIM V. I. Utilities II               Bernstein Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006            2005              2006             2005            2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (2,205) $        (2,200) $        16,777  $         4,171  $    (1,016,072) $      (914,370)
Net realized gains (losses)             5,111            1,564           30,757           11,303        1,357,732        1,435,099
Change in unrealized gains
   (losses)                             7,695              847          101,257           51,267       (2,468,198)       5,265,901
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              10,601              211          148,791           66,741       (2,126,538)       5,786,630
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  388              497              912            1,031        3,763,842       10,848,923
Benefit payments                            -                -           (3,432)               -       (1,065,944)        (737,805)
Payments on termination                (1,371)         (12,803)         (30,262)         (25,480)      (5,549,062)      (4,082,854)
Contract maintenance charge                 -                -                -                -         (109,341)         (66,488)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (18,607)              24          206,599           51,838            2,694        4,154,565
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in
   net assets from contract
   transactions                       (19,590)         (12,282)         173,817           27,389       (2,957,811)      10,116,341
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                          (8,989)         (12,071)         322,608           94,130       (5,084,349)      15,902,971

NET ASSETS AT BEGINNING OF
   PERIOD                             132,403          144,474          550,078          455,948       64,948,868       49,045,897
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       123,414  $       132,403  $       872,686  $       550,078  $    59,864,519  $    64,948,868
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              11,963           13,086           39,277           37,369        6,832,050        6,175,132
         Units issued                   1,009              391           14,098            5,858        1,377,335        4,606,126
         Units redeemed                (2,689)          (1,514)          (2,890)          (3,950)      (1,953,056)      (3,949,208)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        10,283           11,963           50,485           39,277        6,256,329        6,832,050
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Alliance                            Alliance                         Alliance
                                     Bernstein Variable                  Bernstein Variable               Bernstein Variable
                                    Product Series Fund                 Product Series Fund              Product Series Fund
                                        Sub-Account                         Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                     Alliance Bernstein                 Alliance Bernstein               Alliance Bernstein
                                      Growth & Income                   International Value               Large Cap Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006            2005              2006           2005 (ak)          2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $      (993,635) $      (796,387) $      (116,381) $       (70,023) $      (743,989) $      (699,045)
Net realized gains (losses)        16,784,265        5,579,463        1,204,453          317,950          272,163         (223,940)
Change in unrealized gains
   (losses)                        12,258,755        1,083,820        7,026,148        1,002,493         (786,977)       6,200,392
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          28,049,385        5,866,896        8,114,220        1,250,420       (1,258,803)       5,277,407
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              518,707        7,474,187       13,908,710       11,319,680          143,362          593,761
Benefit payments                   (3,018,124)      (3,355,357)        (448,214)         (54,568)        (720,381)        (652,659)
Payments on termination           (23,570,371)     (22,033,964)      (1,022,203)        (120,423)      (4,457,781)      (3,877,472)
Contract maintenance charge          (199,141)        (187,928)         (81,783)          (4,202)         (39,474)         (42,950)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (5,836,723)      (4,655,859)       5,624,460        3,026,827        3,779,658        2,166,301
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (32,105,652)     (22,758,921)      17,980,970       14,167,314       (1,294,616)      (1,813,019)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                      (4,056,267)     (16,892,025)      26,095,190       15,417,734       (2,553,419)       3,464,388

NET ASSETS AT BEGINNING OF
   PERIOD                         207,805,787      224,697,812       15,417,734                -       46,606,549       43,142,161
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   203,749,520  $   207,805,787  $    41,512,924  $    15,417,734  $    44,053,130  $    46,606,549
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          17,601,470       19,688,278        1,298,617                -        6,159,455        6,505,577
         Units issued               1,576,404        4,151,539        1,882,903        2,292,586        1,762,391        2,215,960
         Units redeemed            (4,194,663)      (6,238,347)        (550,339)        (993,969)      (1,899,686)      (2,562,082)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    14,983,211       17,601,470        2,631,181        1,298,617        6,022,160        6,159,455
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Alliance                          Alliance                          Alliance
                                      Bernstein Variable                Bernstein Variable                Bernstein Variable
                                     Product Series Fund               Product Series Fund               Product Series Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                     Alliance Bernstein                Alliance Bernstein                     Alliance
                                     Small/Mid Cap Value                 Utility Income                    Bernstein Value
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006          2005 (ak)           2006           2005 (ak)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     (689,854)  $      (410,327) $        32,845  $       (13,136) $       (24,546) $        (4,060)
Net realized gains (losses)         3,930,630        1,459,210           48,731          (39,139)         140,137           (8,473)
Change in unrealized gains
   (losses)                         2,109,059          877,983          885,596           86,429          481,966           49,841
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           5,349,835        1,926,866          967,172           34,154          597,557           37,308
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                            4,823,166       14,013,852        1,261,064        2,539,162        2,151,559        1,195,200
Benefit payments                     (520,240)        (221,051)        (162,039)               -         (214,375)               -
Payments on termination            (2,439,276)      (1,192,962)        (222,902)         (16,447)         (85,229)        (136,069)
Contract maintenance charge          (166,581)         (98,695)         (12,497)            (665)          (5,726)            (104)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                402,867        1,514,688        1,114,502          617,342          731,957          352,375
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,099,936       14,015,832        1,978,128        3,139,392        2,578,186        1,411,402
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,449,771       15,942,698        2,945,300        3,173,546        3,175,743        1,448,710

NET ASSETS AT BEGINNING OF
   PERIOD                          41,918,666       25,975,968        3,173,546                -        1,448,710                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    49,368,437  $    41,918,666  $     6,118,846  $     3,173,546  $     4,624,453  $     1,448,710
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,513,231        1,633,134          289,959                -          134,946                -
         Units issued                 614,317        2,494,433          258,410          591,337          314,068          225,553
         Units redeemed              (491,317)      (1,614,336)         (87,938)        (301,378)         (86,702)         (90,607)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,636,231        2,513,231          460,431          289,959          362,312          134,946
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          American                          American                           Dreyfus
                                      Century Variable                  Century Variable                Socially Responsible
                                      Portfolios, Inc                   Portfolios, Inc                  Growth Fund, Inc.
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                      American Century                  American Century                  Dreyfus Socially
                                         VP Balanced                     VP International              Responsible Growth Fund
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005            2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS

Net investment income (loss)  $           380  $           283  $            47  $           106  $        (3,263) $        (3,771)
Net realized gains (losses)             3,374              (37)             (50)         (21,423)          (6,446)          (1,033)
Change in unrealized gains
   (losses)                               136            1,806            5,742           23,653           26,026            9,917
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               3,890            2,052            5,739            2,336           16,317            5,113
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                                    -                -                -                -                -              750
Benefit payments                            -                -             (815)               -                -                -
Payments on termination                  (631)          (4,092)            (459)         (39,173)         (38,938)          (5,521)
Contract maintenance charge               (44)             (46)              (5)              (4)             (63)             (79)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                 (6,002)          (6,595)               -                -               (3)          (1,239)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        (6,677)         (10,733)          (1,279)         (39,177)         (39,004)          (6,089)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              (2,787)          (8,681)           4,460          (36,841)         (22,687)            (976)

NET ASSETS AT BEGINNING OF
   PERIOD                              52,952           61,633           25,902           62,743          255,576          256,552
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        50,165  $        52,952  $        30,362  $        25,902  $       232,889  $       255,576
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               3,746            4,511            1,958            5,297           30,580           31,431
         Units issued                   1,383              461               60                -                -              133
         Units redeemed                (1,848)          (1,226)            (154)          (3,339)          (4,557)            (984)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         3,281            3,746            1,864            1,958           26,023           30,580
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                        Dreyfus Variable                  Dreyfus Variable
                                  Dreyfus Stock Index Fund               Investment Fund                   Investment Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                  Dreyfus Stock Index Fund             VIF Growth & Income                VIF Money Market
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS

Net investment income (loss)  $         3,068  $         2,494  $        (1,723) $           (66) $        25,369  $        11,812
Net realized gains (losses)            48,897           69,134            5,329             (257)               -                -
Change in unrealized gains
   (losses)                           155,611          (16,345)          33,246            5,771                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             207,576           55,283           36,852            5,448           25,369           11,812
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS

Deposits                                9,000            6,614                -                -              260            7,250
Benefit payments                      (14,606)         (92,780)         (26,112)               -         (271,267)        (269,048)
Payments on termination              (362,002)        (379,676)         (12,340)         (51,817)        (255,553)        (338,108)
Contract maintenance charge              (920)          (1,066)            (181)            (228)            (546)            (638)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (61,953)         (14,622)          (7,906)           1,275          363,878          330,066
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (430,481)        (481,530)         (46,539)         (50,770)        (163,228)        (270,478)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (222,905)        (426,247)          (9,687)         (45,322)        (137,859)        (258,666)

NET ASSETS AT BEGINNING OF
   PERIOD                           1,717,335        2,143,582          327,612          372,934          941,210        1,199,876
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,494,430  $     1,717,335  $       317,925  $       327,612  $       803,351  $       941,210
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             162,949          210,673           31,118           35,826           89,215          114,416
         Units issued                   2,008           28,325            7,673              121           86,127          124,127
         Units redeemed               (39,108)         (76,049)         (11,721)          (4,829)         (99,967)        (149,328)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       125,849          162,949           27,070           31,118           75,375           89,215
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Dreyfus Variable
                                      Investment Fund                 DWS Variable Series I             DWS Variable Series I
                                         Sub-Account                     Sub-Account (l)                   Sub-Account (l)
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                               DWS VIP
                                   VIF Small Company Stock             DWS VIP Bond A (m)               Capital Growth A (n)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (1,177) $        (1,178) $        31,626  $        33,749  $        (3,153) $         1,125
Net realized gains (losses)            10,235            6,684            6,761           16,449           25,119           (4,029)
Change in unrealized gains
   (losses)                            (1,870)          (5,875)              79          (29,259)         142,967          216,750
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               7,188             (369)          38,466           20,939          164,933          213,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -            2,985            1,820           27,312            8,570
Benefit payments                         (120)               -          (36,650)         (47,961)         (48,938)         (38,122)
Payments on termination                (4,418)          (9,209)        (244,235)         (33,799)        (600,886)        (273,558)
Contract maintenance charge               (45)             (59)              -                 -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                  8,416              (25)        (104,757)        (149,173)        (290,237)         625,238
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                         3,833           (9,293)        (382,657)        (229,113)        (912,749)         322,128
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              11,021           (9,662)        (344,191)        (208,174)        (747,816)         535,974

NET ASSETS AT BEGINNING OF
   PERIOD                              72,748           82,410        1,142,958        1,351,132        2,527,077        1,991,103
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        83,769  $        72,748  $       798,767  $     1,142,958  $     1,779,261  $     2,527,077
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               4,754            5,352           84,957          102,279          239,192          203,772
         Units issued                     882               63            4,313           10,790            9,331           89,474
         Units redeemed                  (644)            (661)         (32,248)         (28,112)         (92,298)         (54,054)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         4,992            4,754           57,022           84,957          156,225          239,192
                              ===============  ===============  ===============  ===============  ===============  ===============

(l) Previously known as Scudder Variable Series I
(m) Previously known as Bond
(n) Previously known as Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    DWS Variable Series I             DWS Variable Series I             DWS Variable Series I
                                       Sub-Account (l)                   Sub-Account (l)                   Sub-Account (l)
                              --------------------------------  --------------------------------  --------------------------------

                                           DWS VIP                           DWS VIP
                                  Global Opportunities (p)           Growth and Income A (q)          DWS VIP International (r)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $         5,428  $        (2,234) $         2,588  $         6,995  $         9,983  $         7,441
Net realized gains (losses)           247,622           85,745           56,156           27,309           44,912            6,188
Change in unrealized gains
   (losses)                           101,173          209,422           84,089           21,114          142,714          102,844
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             354,223          292,933          142,833           55,418          197,609          116,473
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               23,450           13,942           18,534            4,164            3,720           10,150
Benefit payments                     (131,209)         (10,705)         (51,731)            (909)         (11,241)          (5,995)
Payments on termination              (372,670)        (200,023)        (164,666)        (132,966)        (316,607)         (75,571)
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                 26,038           35,363          134,148         (105,043)          74,815           85,506
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (454,391)        (161,423)         (63,715)        (234,754)        (249,313)          14,090
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (100,168)         131,510           79,118         (179,336)         (51,704)         130,563

NET ASSETS AT BEGINNING OF
   PERIOD                           1,899,140        1,767,630        1,160,396        1,339,732          866,415          735,852
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,798,972  $     1,899,140  $     1,239,514  $     1,160,396  $       814,711  $       866,415
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              89,278           97,478          115,850          140,833           74,489           72,947
         Units issued                  21,588           15,352           37,435            4,562            7,988           10,734
         Units redeemed               (41,082)         (23,552)         (43,616)         (29,545)         (26,507)          (9,192)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        69,784           89,278          109,669          115,850           55,970           74,489
                              ===============  ===============  ===============  ===============  ===============  ===============

(l) Previously known as Scudder Variable Series I
(p) Previously known as Global Discovery
(q) Previously known as Growth & Income
(r) Previously known as International

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                   DWS Variable
                                    DWS Variable Series I            DWS Variable Series II          Series II
                                       Sub-Account (l)                   Sub-Account (o)          Sub-Account (o)
                              --------------------------------  --------------------------------  ---------------

                                                                                                   DWS VIP Money
                                 DWS VIP Money Market A (s)          DWS VIP Balanced A (u)         Market A II
                              --------------------------------  --------------------------------  ---------------

                                  2006 (t)           2005             2006             2005         2006 (t)(v)
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        35,827  $        17,199  $        43,006  $       (13,360) $         5,206
Net realized gains (losses)                 -                -           84,837           24,328                -
Change in unrealized gains
   (losses)                                 -                -           93,664          160,799                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              35,827           17,199          221,507          171,767            5,206
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                5,797            5,490            3,870           12,508               40
Benefit payments                      (42,741)         (90,785)        (112,170)         (54,267)               -
Payments on termination              (184,510)        (105,362)        (517,065)        (255,903)        (285,798)
Contract maintenance charge                 -                -                -                -                -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (724,385)         180,241          (36,723)       2,656,608        1,293,451
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (945,839)         (10,416)        (662,088)       2,358,946        1,007,693
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (910,012)           6,783         (440,581)       2,530,713        1,012,899

NET ASSETS AT BEGINNING OF
   PERIOD                             910,012          903,229        2,530,713                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $       910,012  $     2,090,132  $     2,530,713  $     1,012,899
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              77,716           78,653          237,883                -                -
         Units issued                  76,367           30,003           28,507          284,563          216,904
         Units redeemed              (154,083)         (30,940)         (86,905)         (46,680)        (116,271)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -           77,716          179,485          237,883          100,633
                              ===============  ===============  ===============  ===============  ===============

(o) Previously known as Scudder Variable Series II
(r) Previously known as International
(s) Previously known as Money Market
(t) On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u) Previously known as Total Return
(v) For the period beginning November 3, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Federated                     Fidelity Variable
                                   DWS Variable Series II               Insurance Series              Insurance Products Fund
                                       Sub-Account (o)                    Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          DWS VIP                           Federated
                                   Small Cap Growth A (w)              Prime Money Fund II                  VIP Contrafund
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (5,634) $        (3,725) $       185,163  $        91,164  $       (11,114) $      (162,626)
Net realized gains (losses)            67,834            5,534                -                -        2,265,384          541,936
Change in unrealized gains
   (losses)                           (25,621)         104,480                -                -         (714,412)       1,854,711
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              36,579          106,289          185,163           91,164        1,539,858        2,234,021
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               21,626              768            2,303            5,903          189,244          257,815
Benefit payments                      (40,341)         (21,535)        (197,561)        (148,920)        (198,274)        (164,441)
Payments on termination              (174,882)         (25,345)      (3,291,075)      (4,071,748)      (2,757,940)      (2,107,240)
Contract maintenance charge                 -                -           (1,818)          (2,056)          (9,178)          (9,420)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (27,442)         700,036        2,964,754        1,623,993          227,260        1,327,600
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (221,039)         653,924         (523,397)      (2,592,828)      (2,548,888)        (695,686)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (184,460)         760,213         (338,234)      (2,501,664)      (1,009,030)       1,538,335

NET ASSETS AT BEGINNING OF
   PERIOD                             760,213                -        6,334,685        8,836,349       16,505,610       14,967,275
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       575,753  $       760,213  $     5,996,451  $     6,334,685  $    15,496,580  $    16,505,610
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              65,518                -          572,577          804,261        1,151,719        1,200,753
         Units issued                  18,506           72,230          648,996          656,044          132,195          243,051
         Units redeemed               (36,552)          (6,712)        (693,359)        (887,728)        (296,234)        (292,085)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        47,472           65,518          528,214          572,577          987,680        1,151,719
                              ===============  ===============  ===============  ===============  ===============  ===============

(o) Previously known as Scudder Variable Series II
(w) Previously known as Small Cap Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable                 Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund           Insurance Products Fund           Insurance Products Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                      VIP Equity-Income                    VIP Growth                     VIP High Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        92,994  $        21,329  $       (77,616) $       (78,807) $       198,846  $       536,539
Net realized gains (losses)           801,531          314,590         (410,483)        (535,456)         (57,022)         (43,742)
Change in unrealized gains
   (losses)                          (100,420)         (95,679)         918,519          991,104          174,422         (445,051)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             794,105          240,240          430,420          376,841          316,246           47,746
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                6,218            7,673           58,205           96,853            6,238           23,711
Benefit payments                      (24,261)        (152,464)         (52,764)         (27,079)         (51,360)         (14,164)
Payments on termination            (2,122,633)      (1,062,860)      (1,841,785)      (1,145,586)        (747,559)        (521,113)
Contract maintenance charge            (1,858)          (2,092)          (7,434)          (8,641)          (1,441)          (1,679)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                109,854          140,699         (367,491)        (781,855)         (39,582)           1,694
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,032,680)      (1,069,044)      (2,211,269)      (1,866,308)        (833,704)        (511,551)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,238,575)        (828,804)      (1,780,849)      (1,489,467)        (517,458)        (463,805)

NET ASSETS AT BEGINNING OF
   PERIOD                           5,397,161        6,225,965        9,442,664       10,932,131        3,766,320        4,230,125
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,158,586  $     5,397,161  $     7,661,815  $     9,442,664  $     3,248,862  $     3,766,320
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             413,055          497,450        1,080,103        1,317,719          378,683          430,462
         Units issued                  30,150           49,708           55,190           53,453           21,249           28,970
         Units redeemed              (176,202)        (134,103)        (308,039)        (291,069)        (101,842)         (80,749)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       267,003          413,055          827,254        1,080,103          298,090          378,683
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable                 Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund           Insurance Products Fund           Insurance Products Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       VIP Index 500                VIP Investment Grade Bond               VIP Overseas
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        63,989  $        71,329  $       133,774  $       126,975  $       (16,888) $       (21,644)
Net realized gains (losses)           273,649           35,982          (29,229)         109,930          218,122           45,932
Change in unrealized gains
   (losses)                         1,250,684          322,434           16,618         (193,216)         351,930          508,161
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,588,322          429,745          121,163           43,689          553,164          532,449
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              148,157          183,716           33,395           50,100           80,626           85,438
Benefit payments                      (27,780)         (78,152)         (17,292)          (6,531)         (29,899)         (19,246)
Payments on termination            (2,451,633)      (2,294,820)        (858,941)        (530,404)        (425,601)        (323,113)
Contract maintenance charge            (7,341)          (8,064)          (2,111)          (2,539)          (2,105)          (2,052)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (586,917)         (21,597)         (80,381)        (175,597)          33,917          197,782
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,925,514)      (2,218,917)        (925,330)        (664,971)        (343,062)         (61,191)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,337,192)      (1,789,172)        (804,167)        (621,282)         210,102          471,258

NET ASSETS AT BEGINNING OF
   PERIOD                          13,080,398       14,869,570        4,900,606        5,521,888        3,514,014        3,042,756
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    11,743,206  $    13,080,398  $     4,096,439  $     4,900,606  $     3,724,116  $     3,514,014
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,434,881        1,695,973          352,049          400,144          314,208          324,204
         Units issued                  55,327          170,437           18,391           32,669           54,182           62,447
         Units redeemed              (370,333)        (431,529)         (84,786)         (80,764)         (81,091)         (72,443)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,119,875        1,434,881          285,654          352,049          287,299          314,208
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Fidelity                         Fidelity                         Fidelity
                                      Variable Insurance                Variable Insurance               Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                          Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                      VIP Asset Manager                                                          VIP
                                  Growth (Service Class 2)      VIP Contrafund (Service Class 2)  Equity-Income (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           160  $           128  $      (244,934) $      (149,789) $        53,034  $        (3,979)
Net realized gains (losses)               397            1,860        6,128,924          216,610          510,695          186,616
Change in unrealized gains
   (losses)                             2,163           (1,066)        (820,978)       1,677,908           61,427          (39,274)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               2,720              922        5,063,012        1,744,729          625,156          143,363
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               20,000           25,000       29,348,339       17,562,015            6,031           19,148
Benefit payments                            -           (6,086)        (480,976)        (126,748)               -          (39,959)
Payments on termination                  (925)          (2,384)      (2,475,485)        (409,037)        (171,634)        (279,884)
Contract maintenance charge               (12)             (12)        (121,368)         (10,853)            (786)            (853)
Transfers among the sub-
   accounts and with the
   Fixed Account - net                 (7,496)            (245)      20,088,710        6,281,679          (13,037)         267,324
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        11,567           16,273       46,359,220       23,297,056         (179,426)         (34,224)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              14,287           17,195       51,422,232       25,041,785          445,730          109,139

NET ASSETS AT BEGINNING OF
   PERIOD                              48,880           31,685       26,417,436        1,375,651        3,533,296        3,424,157
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        63,167  $        48,880  $    77,839,668  $    26,417,436  $     3,979,026  $     3,533,296
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               4,800            3,185        2,202,564          113,564          314,396          316,605
         Units issued                   1,958            3,793        5,098,922        3,550,023            7,975           49,646
         Units redeemed                  (867)          (2,178)        (888,983)      (1,461,023)         (22,344)         (51,855)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         5,891            4,800        6,412,503        2,202,564          300,027          314,396
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------------

                                   Fidelity           Fidelity           Fidelity           Fidelity           Fidelity
                                   Variable           Variable           Variable           Variable           Variable
                                  Insurance          Insurance          Insurance           Insurance          Insurance
                                Products Fund      Products Fund      Products Fund      Products Fund      Products Fund
                              (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)
                                 Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                              -----------------  -----------------  -----------------  -----------------  -----------------

                                                                                          VIP Freedom        VIP Freedom
                                  VIP Freedom        VIP Freedom       VIP Freedom        Growth Stock         Income
                                2010 Portfolio     2020 Portfolio    2030 Portfolio        Portfolio          Portfolio
                              (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)
                              -----------------  -----------------  -----------------  -----------------  -----------------

                                   2006 (x)           2006 (x)           2006 (x)           2006 (x)           2006 (x)
                              -----------------  -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          31,919  $          20,734  $           9,808  $          (2,495) $          12,684
Net realized gains (losses)              15,645             21,654              8,437              1,537              2,394
Change in unrealized gains
   (losses)                             102,755             31,894             36,027             28,236             (6,307)
                              -----------------  -----------------  -----------------  -----------------  -----------------

Increase (decrease) in net
   assets from operations               150,319             74,282             54,272             27,278              8,771
                              -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              1,090,056            881,427            775,599            263,470            352,778
Benefit payments                              -            (27,266)                 -            (27,097)                 -
Payments on termination                 (10,193)            (6,125)           (12,394)              (688)            (2,131)
Contract maintenance charge                   -               (105)                 -                (27)                 -
Transfers among the
   sub-accounts and with the
   Fixed Account - net                2,202,903          1,152,601            328,992            192,599            201,910
                              -----------------  -----------------  -----------------  -----------------  -----------------

Increase (decrease) in net
   assets from contract
   transactions                       3,282,766          2,000,532          1,092,197            428,257            552,557
                              -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET
   ASSETS                             3,433,085          2,074,814          1,146,469            455,535            561,328

NET ASSETS AT BEGINNING OF
   PERIOD                                     -                  -                  -                  -                  -
                              -----------------  -----------------  -----------------  -----------------  -----------------

NET ASSETS AT END OF PERIOD   $       3,433,085  $       2,074,814  $       1,146,469  $         455,535  $         561,328
                              =================  =================  =================  =================  =================

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                     -                  -                  -                  -                  -
         Units issued                   336,099            207,441            135,208             61,367             69,165
         Units redeemed                  (7,905)            (9,746)           (26,008)           (14,645)           (14,975)
                              -----------------  -----------------  -----------------  -----------------  -----------------
   Units outstanding at end
      of period                         328,194            197,695            109,200             46,722             54,190
                              =================  =================  =================  =================  =================

(x) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Fidelity                           Fidelity                         Fidelity
                                     Variable Insurance                 Variable Insurance               Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                         Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         VIP Growth &                       VIP Growth                         VIP High
                                Income (Service Class 2) (ak)           (Service Class 2)             Income (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (133,020) $       (36,501) $        (9,050) $        (8,631) $       663,149  $       460,361
Net realized gains (losses)           309,859           (7,385)          18,711           12,210            6,059           63,331
Change in unrealized gains
   (losses)                         1,050,077          377,679           22,950           20,373          141,936         (440,837)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,226,916          333,793           32,611           23,952          811,144           82,855
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            5,426,903        5,266,355            4,030              382        2,934,368        3,885,664
Benefit payments                     (148,366)         (14,838)          (8,579)         (10,554)         (72,077)        (110,462)
Payments on termination              (289,658)         (44,703)         (78,317)         (96,382)        (345,433)        (233,173)
Contract maintenance charge           (30,446)          (1,272)            (253)            (293)         (22,470)          (1,063)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,450,868        1,345,013          (12,357)         (19,833)       1,809,012          928,296
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     6,409,301        6,550,555          (95,476)        (126,680)       4,303,400        4,469,262
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,636,217        6,884,348          (62,865)        (102,728)       5,114,544        4,552,117

NET ASSETS AT BEGINNING OF
   PERIOD                           6,884,348                -          717,293          820,021        5,886,685        1,334,568
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    14,520,565  $     6,884,348  $       654,428  $       717,293  $    11,001,229  $     5,886,685
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             621,047                -           86,438          102,699          548,512          108,029
         Units issued                 779,010        1,121,696            2,610           10,174          481,264          890,732
         Units redeemed              (219,686)        (500,649)         (14,101)         (26,435)         (80,229)        (450,249)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,180,371          621,047           74,947           86,438          949,547          548,512
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Fidelity                          Fidelity                          Fidelity
                                      Variable Insurance                Variable Insurance                Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         VIP Investment
                               VIP Index 500 (Service Class 2)    Grade Bond (Service Class 2)      VIP Mid Cap (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006          2005 (ak)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (9,144) $         1,086  $           465  $           479  $      (234,799) $       (47,116)
Net realized gains (losses)            33,473           27,990             (109)             516        1,206,767          120,122
Change in unrealized gains
   (losses)                           336,878           27,528              177             (900)         432,593          604,708
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             361,207           56,604              533               95        1,404,561          677,714
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              987,839              976               72              156        7,673,697        5,961,925
Benefit payments                      (45,262)         (35,502)               -                -         (184,076)         (50,743)
Payments on termination               (75,273)        (167,644)          (3,624)               -         (718,397)         (44,304)
Contract maintenance charge            (1,201)            (504)             (35)            (107)         (34,881)          (2,651)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                902,044           81,391               69           (1,396)       6,166,012        1,966,541
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     1,768,147         (121,283)          (3,518)          (1,347)      12,902,355        7,830,768
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,129,354          (64,679)          (2,985)          (1,252)      14,306,916        8,508,482
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT BEGINNING OF
   PERIOD                           1,797,343        1,862,022           24,212           25,464        8,508,482                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     3,926,697  $     1,797,343  $        21,227  $        24,212  $    22,815,398  $     8,508,482
                              ===============  ===============  ===============  ===============  ===============  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             183,575          195,855            2,108            2,225          702,802                -
         Units issued                 222,446           22,517               12               22        1,404,580        1,201,891
         Units redeemed               (47,905)         (34,797)            (318)            (139)        (260,972)        (499,089)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       358,116          183,575            1,802            2,108        1,846,410          702,802
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------

                                   Fidelity
                                   Variable
                                  Insurance                  Fidelity                           Franklin
                                Products Fund           Variable Insurance                 Templeton Variable
                              (Service Class 2)  Products Fund (Service Class 2)        Insurance Products Trust
                                 Sub-Account               Sub-Account                        Sub-Account
                              -----------------  --------------------------------  --------------------------------

                                  VIP Money
                                    Market                                                 Franklin Flex Cap
                              (Service Class 2)   VIP Overseas (Service Class 2)           Growth Securities
                              -----------------  --------------------------------  --------------------------------

                                   2006 (x)            2006           2005 (ak)          2006          2005 (ak)
                              -----------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          93,152  $          (860) $          (682) $       (46,176) $        (6,391)
Net realized gains (losses)                   -            2,829            2,405           10,422          (16,945)
Change in unrealized gains
   (losses)                                   -           14,239            9,779          169,628           84,927
                              -----------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations                93,152           16,208           11,502          133,874           61,591
                              -----------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              2,044,347               48               44        2,375,868        1,048,017
Benefit payments                        (28,647)               -                -          (89,850)               -
Payments on termination                (730,638)          (6,998)          (2,389)         (99,431)          (2,986)
Contract maintenance charge              (9,949)             (39)             (47)          (5,943)            (224)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                9,738,934           51,362           (3,601)         953,306          350,491
                              -----------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      11,014,047           44,373           (5,993)       3,133,950        1,395,298
                              -----------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            11,107,199           60,581            5,509        3,267,824        1,456,889

NET ASSETS AT BEGINNING OF
   PERIOD                                     -           74,461           68,952        1,456,889                -
                              -----------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $      11,107,199  $       135,042  $        74,461  $     4,724,713  $     1,456,889
                              =================  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                     -            5,639            6,117          130,633                -
         Units issued                 1,770,444            5,228               51          329,438          225,406
         Units redeemed                (682,420)          (1,581)            (529)         (50,495)         (94,773)
                              -----------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       1,088,024            9,286            5,639          409,576          130,633
                              =================  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                    Franklin Growth and                                                         Franklin
                                     Income Securities           Franklin High Income Sec 2 (y)            Income Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       733,342  $       819,488  $       622,515  $       498,684  $     3,561,123  $     1,459,845
Net realized gains (losses)         6,014,240        1,640,792           27,075          (80,831)       1,932,223          (12,939)
Change in unrealized gains
   (losses)                         5,652,391         (845,951)         305,653         (166,623)      25,319,370       (1,252,081)
                              ---------------- ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          12,399,973        1,614,329          955,243          251,230       30,812,716          194,825
                              ---------------- ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            5,171,646       12,313,864           35,426        2,667,500       58,120,009       72,401,594
Benefit payments                   (1,903,375)        (856,836)        (207,176)         (55,142)      (3,280,058)      (1,608,118)
Payments on termination            (5,604,981)      (3,199,997)      (1,143,025)        (507,466)     (14,008,486)      (4,139,232)
Contract maintenance charge          (302,736)        (267,180)         (40,513)         (30,154)        (410,528)         (79,282)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (1,866,199)       1,605,184        1,642,087        1,828,364       60,457,687       41,965,548
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (4,505,645)       9,595,035          286,799        3,903,102      100,878,624      108,540,510
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,894,328       11,209,364        1,242,042        4,154,332      131,691,340      108,735,335

NET ASSETS AT BEGINNING OF
   PERIOD                          85,474,982       74,265,618       12,447,276        8,292,944      140,499,776       31,764,441
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    93,369,310  $    85,474,982  $    13,689,318  $    12,447,276  $   272,191,116  $   140,499,776
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           5,741,050        5,082,542        1,146,124          775,729       12,500,880        2,825,758
         Units issued                 975,926        1,632,870          269,301        3,174,585       12,707,289       13,557,782
         Units redeemed            (1,258,932)        (974,362)        (243,683)      (2,804,190)      (4,385,950)      (3,882,660)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,458,044        5,741,050        1,171,742        1,146,124       20,822,219       12,500,880
                              ===============  ===============  ===============  ===============  ===============  ===============

(y) Previously known as Franklin High Income

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Franklin                            Franklin                          Franklin
                                    Templeton Variable                  Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                       Sub-Account                        Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Franklin Large Cap               Franklin Small Cap              Franklin Small-Mid Cap
                                       Growth Securities                 Value Securities                 Growth Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (392,521) $      (144,024) $      (690,790) $      (428,992) $       (61,568) $       (61,686)
Net realized gains (losses)           179,233            6,873        5,116,697        1,450,552          188,214          143,097
Change in unrealized gains
   (losses)                         5,099,396          461,588        5,217,462        2,451,253          128,883           36,784
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,886,108          324,437        9,643,369        3,472,813          255,529          118,195
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           23,568,970       21,853,925        9,447,493       13,794,154           14,443           19,362
Benefit payments                     (870,966)        (174,163)      (1,219,111)        (527,556)         (19,345)               -
Payments on termination            (2,356,985)        (361,878)      (5,161,069)      (1,722,221)        (330,855)        (166,538)
Contract maintenance charge          (117,290)         (10,517)        (203,215)        (143,683)         (11,685)         (11,028)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              9,321,854        6,906,909        6,455,030        5,433,928           55,296          (51,772)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    29,545,583       28,214,276        9,319,128       16,834,622         (292,146)        (209,976)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          34,431,691       28,538,713       18,962,497       20,307,435          (36,617)         (91,781)

NET ASSETS AT BEGINNING OF
   PERIOD                          30,388,591        1,849,878       59,474,646       39,167,211        3,825,959        3,917,740
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    64,820,282  $    30,388,591  $    78,437,143  $    59,474,646  $     3,789,342  $     3,825,959
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,902,651          175,724        3,216,822        2,205,025          231,013          243,821
         Units issued               4,172,037        3,217,855        1,689,904        2,413,266           34,860           22,952
         Units redeemed            (1,404,208)        (490,928)      (1,064,656)      (1,401,469)         (50,989)         (35,760)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,670,480        2,902,651        3,842,070        3,216,822          214,884          231,013
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            Franklin
                                        U.S. Government                  Mutual Discovery              Mutual Shares Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006          2005 (ak)           2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       485,428  $       313,333  $       (70,421) $       (11,044) $      (596,421) $      (824,826)
Net realized gains (losses)           (58,383)         (32,039)         343,571            4,376        9,310,106        1,962,231
Change in unrealized gains
   (losses)                            29,071         (181,647)       1,613,654          178,630       19,740,964        9,578,565
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             456,116           99,647        1,886,804          171,962       28,454,649       10,715,970
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,339,996        7,333,943        7,462,018        1,664,394       32,471,263       39,190,796
Benefit payments                     (171,574)      (1,281,071)        (177,670)         (29,931)      (3,290,161)      (1,216,785)
Payments on termination              (898,719)        (370,557)        (632,655)         (11,374)     (12,119,477)      (5,085,160)
Contract maintenance charge           (51,444)         (19,618)         (16,653)          (1,547)        (461,237)        (263,865)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              2,514,717        2,369,866        6,898,213        1,032,931       27,055,299       26,183,368
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     4,732,976        8,032,563       13,533,253        2,654,473       43,655,687       58,808,354
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           5,189,092        8,132,210       15,420,057        2,826,435       72,110,336       69,524,324

NET ASSETS AT BEGINNING OF
   PERIOD                          15,352,924        7,220,714        2,826,435                -      147,673,609       78,149,285
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    20,542,016  $    15,352,924  $    18,246,492  $     2,826,435  $   219,783,945  $   147,673,609
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,485,387          704,084          248,397                -       10,392,014        5,726,801
         Units issued                 854,783        1,285,269        1,527,131          423,067        6,458,698        7,771,383
         Units redeemed              (398,937)        (503,966)        (260,610)        (174,670)      (3,464,726)      (3,106,170)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,941,233        1,485,387        1,514,918          248,397       13,385,986       10,392,014
                              ===============  ===============  ===============  ===============  ===============  ===============

(ak) For the period beginning April 29, 2005, and ended December 31, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                         Franklin
                                      Templeton Variable                Templeton Variable               Templeton Variable
                                   Insurance Products Trust          Insurance Products Trust         Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                   Templeton Developing                    Templeton                          Templeton
                                     Markets Securities                Foreign Securities             Global Income Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (195,407) $       (92,190) $      (635,176) $      (418,309) $        60,505  $       204,976
Net realized gains (losses)         2,296,772        1,145,341        3,429,229        1,496,696          103,929           59,182
Change in unrealized gains
   (losses)                         5,850,490        4,008,713       27,431,164        7,705,984          238,558         (473,451)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           7,951,855        5,061,864       30,225,217        8,784,371          402,992         (209,293)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            6,442,389        6,167,931       43,975,718       51,234,652            2,741            6,588
Benefit payments                     (247,573)        (282,304)      (2,546,417)        (554,490)         (57,044)          (2,872)
Payments on termination            (2,044,411)      (2,239,907)     (10,778,126)      (3,310,618)        (876,042)        (589,217)
Contract maintenance charge          (102,363)         (60,294)        (388,724)        (126,473)          (8,253)         (10,126)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (1,820,352)       5,915,510       21,258,084       31,738,330           34,196          106,255
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,227,690        9,500,936       51,520,535       78,981,401         (904,402)        (489,372)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          10,179,545       14,562,800       81,745,752       87,765,772         (501,410)        (698,665)

NET ASSETS AT BEGINNING OF
   PERIOD                          29,194,282       14,631,482      125,225,464       37,459,692        4,101,426        4,800,091
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    39,373,827  $    29,194,282  $   206,971,216  $   125,225,464  $     3,600,016  $     4,101,426
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,123,311          705,930        8,678,760        2,630,199          271,671          304,667
         Units issued                 502,396        1,165,729        5,628,615       10,533,900           26,357           40,460
         Units redeemed              (423,590)        (748,348)      (2,514,420)      (4,485,339)         (78,781)         (73,456)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,202,117        1,123,311       11,792,955        8,678,760          219,247          271,671
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin
                                     Templeton Variable               Goldman Sachs Variable            Goldman Sachs Variable
                                   Insurance Products Trust               Insurance Trust                  Insurance Trust
                                        Sub-Account                         Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          Templeton
                                       Growth Securities                VIT Capital Growth              VIT Growth and Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (7,929) $       (19,412) $        (1,031) $        (1,077) $        21,743  $        41,564
Net realized gains (losses)           518,263          134,845             (396)          (1,795)         434,310          (57,984)
Change in unrealized gains
   (losses)                           495,721          320,552            5,774            3,435          860,685           90,859
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,006,055          435,985            4,347              563        1,316,738           74,439
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               23,619           17,501                -                -        2,690,504        3,580,426
Benefit payments                      (63,140)        (124,634)               -                -          (77,562)         (28,889)
Payments on termination            (1,523,433)      (1,541,799)         (14,833)          (1,990)        (270,431)         (48,183)
Contract maintenance charge            (1,355)          (1,572)             (49)             (70)         (22,036)          (1,247)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (34,940)         385,313           (1,458)          (7,524)         882,111          932,485
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,599,249)      (1,265,191)         (16,340)          (9,584)       3,202,586        4,434,592
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (593,194)        (829,206)         (11,993)          (9,021)       4,519,324        4,509,031

NET ASSETS AT BEGINNING OF
   PERIOD                           5,987,855        6,817,061           73,695           82,716        4,517,926            8,895
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     5,394,661  $     5,987,855  $        61,702  $        73,695  $     9,037,250  $     4,517,926
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             375,369          452,969            8,672            9,783          429,459              818
         Units issued                  28,544           61,953                -              897          407,922          749,637
         Units redeemed              (116,169)        (139,553)          (1,995)          (2,008)        (124,897)        (320,996)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       287,744          375,369            6,677            8,672          712,484          429,459
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Goldman Sachs Variable            Goldman Sachs Variable            Goldman Sachs Variable
                                       Insurance Trust                    Insurance Trust                  Insurance Trust
                                         Sub-Account                        Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            VIT                                                            VIT Structured
                                     International Equity                VIT Mid Cap Value              Small Cap Equity Fund
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005           2006(z)            2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           (87) $          (349) $       (67,561) $        (5,889) $      (179,774) $       (49,140)
Net realized gains (losses)            (1,651)             126        1,053,688          656,509        1,703,617          910,105
Change in unrealized gains
   (losses)                             3,984            3,747          262,155         (358,356)         227,018         (605,643)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               2,246            3,524        1,248,282          292,264        1,750,861          255,322
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -        2,120,322        4,970,445        6,260,883       10,824,617
Benefit payments                            -                -          (54,636)         (14,071)        (216,889)         (28,726)
Payments on termination               (27,384)          (2,388)        (422,901)         (43,101)        (623,213)         (83,988)
Contract maintenance charge                 -                -          (31,846)          (5,159)         (54,509)          (2,936)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                     24               (9)        (201,274)       2,387,416        2,551,099        2,493,217
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (27,360)          (2,397)       1,409,665        7,295,530        7,917,371       13,202,184
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (25,114)           1,127        2,657,947        7,587,794        9,668,232       13,457,506

NET ASSETS AT BEGINNING OF
   PERIOD                              32,528           31,401        7,597,170            9,376       13,903,418          445,912
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         7,414  $        32,528  $    10,255,117  $     7,597,170  $    23,571,650  $    13,903,418
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               2,596            2,804          667,470              451        1,213,576           28,418
         Units issued                       -                -          271,295        1,129,889          942,432        2,069,471
         Units redeemed                (2,117)            (208)        (150,243)        (462,870)        (284,596)        (884,313)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           479            2,596          788,522          667,470        1,871,412        1,213,576
                              ===============  ===============  ===============  ===============  ===============  ===============

(z) Previously known as VIT CORE Small Cap Equity

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Goldman Sachs Variable                                                Janus Aspen Series
                                      Insurance Trust                  Janus Aspen Series                  (Service Shares)
                                        Sub-Account                        Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        VIT Structured                                                       Foreign Stock
                                       U.S. Equity Fund                   Forty Portfolio                  (Service Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                  2006(aa)           2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       (47,159) $         8,453  $          (238) $          (249) $            44  $          (278)
Net realized gains (losses)           159,856          (22,176)              78               86            1,449              135
Change in unrealized gains
   (losses)                         1,086,499          381,269            1,758            2,233            5,042            1,926
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,199,196          367,546            1,598            2,070            6,535            1,783
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            4,983,934        5,591,887               48               44                -                -
Benefit payments                     (164,245)         (17,942)               -                -                -                -
Payments on termination              (381,320)         (73,160)               -                -                -                -
Contract maintenance charge           (30,001)          (1,208)             (36)             (37)             (35)             (35)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                837,107        1,311,580               30             (304)              (1)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     5,245,475        6,811,157               42             (297)             (36)             (35)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           6,444,671        7,178,703            1,640            1,773            6,499            1,748

NET ASSETS AT BEGINNING OF
   PERIOD                           7,517,062          338,359           20,663           18,890           40,125           38,377
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    13,961,733  $     7,517,062  $        22,303  $        20,663  $        46,624  $        40,125
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             668,460           32,805            1,633            1,660            2,454            2,457
         Units issued                 662,915        1,143,596                7                4                -                -
         Units redeemed              (214,067)        (507,941)              (3)             (31)              (2)              (3)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,117,308          668,460            1,637            1,633            2,452            2,454
                              ===============  ===============  ===============  ===============  ===============  ===============

(aa) Previously known as VIT CORE U.S. Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Legg Mason                        Legg Mason
                                          Lazard                        Partners Variable                 Partners Variable
                                  Retirement Series, Inc.               Portfolios I, Inc                 Portfolios I, Inc
                                        Sub-Account                      Sub-Account (ab)                  Sub-Account (ab)
                              --------------------------------  --------------------------------  --------------------------------

                                                                      Legg Mason Variable               Legg Mason Variable
                                      Emerging Markets              All Cap Portfolio I (ac)         Investors Portfolio I (ad)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          (232) $          (168) $            (7) $           (39) $            16  $           (20)
Net realized gains (losses)             3,299              559              289               34              242               21
Change in unrealized gains
   (losses)                             2,566            4,275              768              159            1,086              378
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               5,633            4,666            1,050              154            1,344              379
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                   36               33               72               66               84               77
Benefit payments                            -                -                -                -                -                -
Payments on termination                (3,571)               -                -                -                -                -
Contract maintenance charge               (23)              (4)              (2)              (2)              (2)              (2)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                   (147)           7,950              (30)             (85)             (47)            (151)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        (3,705)           7,979               40              (21)              35              (76)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                               1,928           12,645            1,090              133            1,379              303

NET ASSETS AT BEGINNING OF
   PERIOD                              22,003            9,358            6,392            6,259            8,114            7,811
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        23,931  $        22,003  $         7,482  $         6,392  $         9,493  $         8,114
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 698              412              519              521              707              714
         Units issued                       1              294                5                8                7                9
         Units redeemed                  (106)              (8)              (2)             (10)              (4)             (16)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           593              698              522              519              710              707
                              ===============  ===============  ===============  ===============  ===============  ===============


(ab) Previously known as Salomon Brothers Variable Series Funds Inc.
(ac) Previously known as All Cap
(ad) Previously known as Investors

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Lord Abbett Series Fund           Lord Abbett Series Fund           Lord Abbett Series Fund
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          All Value                      Bond-Debenture                   Growth and Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (130,299) $       (61,419) $     1,517,392  $       686,884  $        (5,844) $        15,497
Net realized gains (losses)           639,158           46,278           22,402          169,353        1,572,156        1,371,026
Change in unrealized gains
   (losses)                           918,165          475,367          474,598         (762,076)       3,119,252         (630,830)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,427,024          460,226        2,014,392           94,161        4,685,564          755,693
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,364,589        4,386,470       12,145,593       11,656,507       12,025,935       14,914,611
Benefit payments                     (105,446)               -         (550,045)        (193,761)        (681,452)        (275,316)
Payments on termination              (779,727)        (105,621)      (1,595,456)        (373,043)      (1,767,363)        (354,145)
Contract maintenance charge           (28,385)          (7,064)         (61,694)          (6,106)         (82,833)         (10,862)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,993,871        2,278,103        4,330,037        4,123,857        5,484,554        4,475,994
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     4,444,902        6,551,888       14,268,435       15,207,454       14,978,841       18,750,282
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           5,871,926        7,012,114       16,282,827       15,301,615       19,664,405       19,505,975

NET ASSETS AT BEGINNING OF
   PERIOD                           8,862,018        1,849,904       17,926,632        2,625,017       23,455,637        3,949,662
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    14,733,944  $     8,862,018  $    34,209,459  $    17,926,632  $    43,120,042  $    23,455,637
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             772,490          169,642        1,734,902          253,337        2,117,372          362,453
         Units issued                 711,269          662,535        2,088,836        1,702,469        1,917,098        2,043,586
         Units redeemed              (345,358)         (59,687)        (747,230)        (220,904)        (662,183)        (288,667)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,138,401          772,490        3,076,508        1,734,902        3,372,287        2,117,372
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            MFS Variable
                                   Lord Abbett Series Fund           Lord Abbett Series Fund               Insurance Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                    Growth Opportunities                  Mid-Cap Value                  MFS Emerging Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (138,881) $       (44,430) $      (501,302) $      (136,415) $       (33,618) $       (36,696)
Net realized gains (losses)           197,879           77,687        4,203,184        2,138,640         (259,158)        (308,208)
Change in unrealized gains
   (losses)                           507,504          158,946        1,084,451         (284,874)         431,639          527,383
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             566,502          192,203        4,786,333        1,717,351          138,863          182,479
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            5,985,673        2,809,810       15,810,164       23,013,093           15,325           16,767
Benefit payments                      (76,682)               -         (636,683)        (395,160)         (16,256)         (41,226)
Payments on termination              (468,617)        (110,008)      (2,482,134)        (465,630)        (491,839)        (313,680)
Contract maintenance charge           (18,050)          (4,822)        (106,100)         (18,181)          (1,525)          (1,690)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,799,852        1,628,275       (1,534,671)       8,073,620          (93,818)        (127,574)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     7,222,176        4,323,255       11,050,576       30,207,742         (588,113)        (467,403)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           7,788,678        4,515,458       15,836,909       31,925,093         (449,250)        (284,924)

NET ASSETS AT BEGINNING OF
   PERIOD                           5,268,023          752,565       36,498,851        4,573,758        2,641,011        2,925,935
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    13,056,701  $     5,268,023  $    52,335,760  $    36,498,851  $     2,191,761  $     2,641,011
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             459,246           67,518        3,078,923          410,989          318,584          386,537
         Units issued                 825,437          455,078        2,332,249        3,119,678           13,153           20,784
         Units redeemed              (213,142)         (63,350)      (1,413,752)        (451,744)         (85,007)         (88,737)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,071,541          459,246        3,997,420        3,078,923          246,730          318,584
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         MFS Variable                      MFS Variable                      MFS Variable
                                       Insurance Trust                   Insurance Trust                   Insurance Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       MFS High Income                 MFS Investors Trust                MFS New Discovery
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        50,564  $        50,634  $       (29,859) $       (29,146) $       (45,777) $       (47,298)
Net realized gains (losses)             8,549            5,084          101,372           20,555          174,813           30,341
Change in unrealized gains
   (losses)                             7,209          (48,008)         317,706          225,249          255,446          133,247
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              66,322            7,710          389,219          216,658          384,482          116,290
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,978            5,515           29,725           61,425           53,029           55,421
Benefit payments                       (4,015)               -          (13,328)         (79,306)         (78,993)          (5,384)
Payments on termination              (195,798)        (111,917)        (572,481)        (291,486)        (427,155)        (491,344)
Contract maintenance charge              (397)            (456)          (2,060)          (2,295)          (2,861)          (3,112)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (11,447)          12,817         (111,852)          (9,601)         (42,283)        (124,294)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (206,679)         (94,041)        (669,996)        (321,263)        (498,263)        (568,713)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (140,357)         (86,331)        (280,777)        (104,605)        (113,781)        (452,423)

NET ASSETS AT BEGINNING OF
   PERIOD                             872,708          959,039        3,773,803        3,878,408        3,548,104        4,000,527
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       732,351  $       872,708  $     3,493,026  $     3,773,803  $     3,434,323  $     3,548,104
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              72,676           80,455          401,229          435,723          261,050          305,679
         Units issued                   5,578            2,090           12,017           33,269           28,546           23,312
         Units redeemed               (22,322)          (9,869)         (79,609)         (67,763)         (63,950)         (67,941)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        55,932           72,676          333,637          401,229          225,646          261,050
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         MFS Variable                      MFS Variable                      MFS Variable
                                       Insurance Trust                   Insurance Trust                   Insurance Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        MFS Research                    MFS Research Bond                   MFS Utilities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (14,826) $       (17,898) $        77,892  $       125,490  $           981  $        (1,112)
Net realized gains (losses)           (42,889)         (72,326)          (1,011)          30,812           18,900            9,202
Change in unrealized gains
   (losses)                           185,994          197,021          (12,881)        (152,393)          49,521            9,471
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             128,279          106,797           64,000            3,909           69,402           17,561
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,750            3,285           25,378           25,858                -                -
Benefit payments                      (49,962)         (58,476)          (2,178)          (1,195)               -                -
Payments on termination              (350,871)        (191,697)        (440,158)        (378,189)         (29,293)         (38,480)
Contract maintenance charge              (660)            (650)          (1,438)          (1,764)             (70)             (73)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (62,365)         (87,526)        (152,889)         (89,592)         136,852           98,310
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (462,108)        (335,064)        (571,285)        (444,882)         107,489           59,757
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (333,829)        (228,267)        (507,285)        (440,973)         176,891           77,318

NET ASSETS AT BEGINNING OF
   PERIOD                           1,755,221        1,983,488        2,996,697        3,437,670          173,426           96,108
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,421,392  $     1,755,221  $     2,489,412  $     2,996,697  $       350,317  $       173,426
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             205,229          248,513          213,972          245,970           12,639            8,048
         Units issued                  13,649           15,043            7,263            7,747            9,021            7,633
         Units redeemed               (67,096)         (58,327)         (48,186)         (39,745)          (1,942)          (3,042)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       151,782          205,229          173,049          213,972           19,718           12,639
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    MFS Variable Insurance           MFS Variable Insurance            MFS Variable Insurance
                                     Trust (Service Class)            Trust (Service Class)             Trust (Service Class)
                                          Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         MFS Emerging                     MFS Investors                        MFS New
                                    Growth (Service Class)            Trust (Service Class)           Discovery (Service Class)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (9,657) $        (9,972) $        (9,498) $        (9,166) $       (16,450) $       (16,064)
Net realized gains (losses)            19,308            8,148           16,964           13,143           48,438           18,333
Change in unrealized gains
   (losses)                            21,182           41,934           69,692           34,073           82,394           38,170
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              30,833           40,110           77,158           38,050          114,382           40,439
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               14,414                -            4,400              400              415              540
Benefit payments                            -           (5,418)               -          (12,888)          (6,761)         (43,080)
Payments on termination               (49,150)         (41,536)         (56,694)         (78,544)         (31,226)         (45,924)
Contract maintenance charge              (169)            (201)            (270)            (293)            (161)            (178)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (60,926)         (63,310)           1,464           (3,396)         (67,256)          47,452
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (95,831)        (110,465)         (51,100)         (94,721)        (104,989)         (41,190)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (64,998)         (70,355)          26,058          (56,671)           9,393             (751)

NET ASSETS AT BEGINNING OF
   PERIOD                             633,989          704,344          733,227          789,898        1,074,819        1,075,570
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       568,991  $       633,989  $       759,285  $       733,227  $     1,084,212  $     1,074,819
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              77,772           92,787           76,944           86,931          116,499          120,374
         Units issued                   2,530            3,538              891            1,722            2,953           22,868
         Units redeemed               (14,570)         (18,553)          (6,052)         (11,709)         (13,602)         (26,743)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        65,732           77,772           71,783           76,944          105,850          116,499
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   MFS Variable Insurance            MFS Variable Insurance            Morgan Stanley Variable
                                    Trust (Service Class)             Trust (Service Class)               Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            Aggressive
                                MFS Research (Service Class)      MFS Utilities (Service Class)               Equity
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (5,289) $        (5,194) $         5,182  $       (10,714) $      (473,300) $      (490,080)
Net realized gains (losses)             6,257            3,937           82,715           40,869          953,662         (769,764)
Change in unrealized gains
   (losses)                            35,054           26,235          297,293          145,489        1,405,224        7,531,956
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              36,022           24,978          385,190          175,644        1,885,586        6,272,112
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                4,000                -            1,200            1,200            7,829           35,534
Benefit payments                       (9,900)               -           (5,981)               -         (611,392)        (590,814)
Payments on termination                (4,734)          (9,196)         (39,313)         (83,651)      (7,667,273)      (5,656,014)
Contract maintenance charge              (131)            (137)            (152)            (147)         (20,317)         (23,498)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                   (642)          (6,367)          21,629          624,176          181,198       (1,082,719)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (11,407)         (15,700)         (22,617)         541,578       (8,109,955)      (7,317,511)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              24,615            9,278          362,573          717,222       (6,224,369)      (1,045,399)

NET ASSETS AT BEGINNING OF
PERIOD                                439,132          429,854        1,352,412          635,190       35,045,631       36,091,030
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       463,747  $       439,132  $     1,714,985  $     1,352,412  $    28,821,262  $    35,045,631
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period              47,123           48,891          102,036           63,232        2,887,419        3,564,023
         Units issued                   1,866               20            3,019           52,531          356,447          952,439
         Units redeemed                (2,972)          (1,788)          (4,796)         (13,727)        (992,170)      (1,629,043)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        46,017           47,123          100,259          102,036        2,251,696        2,887,419
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          Dividend                                                            European
                                           Growth                            Equity                            Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (194,645) $      (709,905) $    (5,578,912) $    (6,455,360) $       417,502  $      (287,685)
Net realized gains (losses)        34,762,181       34,431,116      (14,893,745)     (43,594,305)       9,504,835        5,996,178
Change in unrealized gains
   (losses)                         7,154,714      (12,212,508)      28,636,442      117,220,455       23,298,391        3,446,825
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          41,722,250       21,508,703        8,163,785       67,170,790       33,220,728        9,155,318
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              149,457          641,574           88,299          311,654           81,754           93,186
Benefit payments                  (17,611,190)     (20,492,849)     (11,322,755)     (13,614,301)      (3,886,315)      (3,529,703)
Payments on termination          (103,692,637)    (125,630,487)     (84,430,736)     (81,372,706)     (29,320,390)     (31,311,170)
Contract maintenance charge          (253,499)        (342,911)        (209,754)        (264,224)         (66,528)         (80,131)
Transfers among the
   sub-accounts and with the
   Fixed Account - net            (26,332,358)     (26,711,086)     (20,497,074)     (23,717,032)      (3,493,874)      (7,063,195)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                  (147,740,227)    (172,535,759)    (116,372,020)    (118,656,609)     (36,685,353)     (41,891,013)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                        (106,017,977)    (151,027,056)    (108,208,235)     (51,485,819)      (3,464,625)     (32,735,695)

NET ASSETS AT BEGINNING OF
   PERIOD                         545,558,656      696,585,712      459,942,638      511,428,457      134,884,730      167,620,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   439,540,679  $   545,558,656  $   351,734,403  $   459,942,638  $   131,420,105  $   134,884,730
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          18,423,901       22,317,303       13,231,478       14,403,240        5,072,356        5,979,048
         Units issued                 875,567        3,443,100          696,111        3,557,677          290,117        1,192,060
         Units redeemed            (5,429,191)      (7,336,502)      (3,797,598)      (4,729,439)      (1,441,146)      (2,098,752)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    13,870,277       18,423,901       10,129,991       13,231,478        3,921,327        5,072,356
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            Global                       Global Dividend
                                          Advantage                          Growth                          High Yield
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (111,076) $      (227,628) $       962,856  $       420,227  $     1,667,077  $     2,266,856
Net realized gains (losses)           241,239         (492,157)      12,757,212        8,259,545       (5,213,819)      (9,067,585)
Change in unrealized gains
   (losses)                         2,401,932        1,559,470       15,206,142         (618,807)       5,704,225        7,034,299
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,532,095          839,685       28,926,210        8,060,965        2,157,483          233,570
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                1,330           24,966          131,666          199,391           25,076           28,852
Benefit payments                     (435,918)        (465,953)      (5,768,065)      (5,601,934)      (1,121,071)      (1,693,220)
Payments on termination            (3,852,317)      (3,731,902)     (35,074,220)     (33,323,016)      (5,810,878)      (6,618,705)
Contract maintenance charge            (9,582)         (12,305)         (76,085)         (95,096)         (19,275)         (26,043)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (277,265)        (947,581)      (3,659,441)        (753,176)      (2,411,229)      (5,207,627)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (4,573,752)      (5,132,775)     (44,446,145)     (39,573,831)      (9,337,377)     (13,516,743)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (2,041,657)      (4,293,090)     (15,519,935)     (31,512,866)      (7,179,894)     (13,283,173)

NET ASSETS AT BEGINNING OF
   PERIOD                          17,769,443       22,062,533      169,963,196      201,476,062       33,636,251       46,919,424
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    15,727,786  $    17,769,443  $   154,443,261  $   169,963,196  $    26,456,357  $    33,636,251
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,048,111        2,663,791        8,403,349       10,007,898        2,985,855        3,955,631
         Units issued                 170,530          299,188          611,588        1,562,526          194,148        1,543,771
         Units redeemed              (662,913)        (914,868)      (2,628,125)      (3,167,075)        (965,306)      (2,513,547)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,555,728        2,048,111        6,386,812        8,403,349        2,214,697        2,985,855
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                               Limited
                                       Income Builder                      Information                        Duration
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005          2006 (ae)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       404,989  $       499,691  $       (18,164) $       (48,667) $     1,180,617  $     1,110,105
Net realized gains (losses)         1,342,172        1,300,152           26,231           66,883         (595,568)        (733,148)
Change in unrealized gains
   (losses)                         2,260,939          343,851         (174,048)        (113,489)         398,998         (202,310)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,008,100        2,143,694         (165,981)         (95,273)         984,047          174,647
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               19,027           53,550            3,003            3,571           25,820           34,039
Benefit payments                   (1,154,484)      (1,309,571)         (36,961)         (93,670)      (1,165,512)      (1,114,883)
Payments on termination            (8,185,181)      (9,891,921)        (221,267)        (637,969)      (9,882,177)     (10,378,784)
Contract maintenance charge           (15,597)         (20,358)            (780)          (1,779)         (15,587)         (20,513)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                991,258         (292,436)      (2,510,401)        (333,130)       1,816,067        1,757,924
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (8,344,977)     (11,460,736)      (2,766,406)      (1,062,977)      (9,221,389)      (9,722,217)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (4,336,877)      (9,317,042)      (2,932,387)      (1,158,250)      (8,237,342)      (9,547,570)

NET ASSETS AT BEGINNING OF
   PERIOD                          37,100,776       46,417,818        2,932,387        4,090,637       40,508,495       50,056,065
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    32,763,899  $    37,100,776  $             -  $     2,932,387  $    32,271,153  $    40,508,495
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,399,004        3,118,398          619,357          859,104        3,544,809        4,394,767
         Units issued                 281,739          557,091           72,085          445,644          606,896        1,273,588
         Units redeemed              (787,797)      (1,276,485)        (691,442)        (685,391)      (1,401,446)      (2,123,546)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,892,946        2,399,004                -          619,357        2,750,259        3,544,809
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley Variable           Morgan Stanley Variable           Morgan Stanley Variable
                                      Investment Series                 Investment Series                 Investment Series
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         Quality Income
                                        Money Market                          Plus                          S&P 500 Index
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     4,118,902  $     1,957,546  $     7,177,663  $     9,193,404  $       142,206  $       215,878
Net realized gains (losses)                 -                -       (1,418,560)         478,618        4,617,543        2,843,899
Change in unrealized gains
   (losses)                                 -                -        1,029,568       (4,906,056)       6,279,572         (285,738)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,118,902        1,957,546        6,788,671        4,765,966       11,039,321        2,774,039
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              169,174        6,589,562           86,339          197,983          101,505           75,793
Benefit payments                  (11,900,489)     (18,283,518)      (8,176,248)      (9,658,620)      (2,400,915)      (2,884,173)
Payments on termination           (57,654,294)     (54,687,814)     (37,661,706)     (46,361,159)     (23,044,197)     (19,117,194)
Contract maintenance charge           (61,080)         (75,983)         (77,418)        (106,447)         (45,155)         (58,943)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             55,568,304       31,746,975       (9,661,452)      (5,792,565)      (4,431,405)      (7,044,487)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (13,878,385)     (34,710,778)     (55,490,485)     (61,720,808)     (29,820,167)     (29,029,004)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (9,759,483)     (32,753,232)     (48,701,814)     (56,954,842)     (18,780,846)     (26,254,965)

NET ASSETS AT BEGINNING OF
   PERIOD                         134,038,666      166,791,898      219,645,032      276,599,874       96,740,967      122,995,932
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   124,279,183  $   134,038,666  $   170,943,218  $   219,645,032  $    77,960,121  $    96,740,967
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,493,953       11,900,148        9,928,902       12,316,437        9,062,575       11,739,674
         Units issued               7,636,903       25,142,676          655,636        2,562,798          711,248        2,036,019
         Units redeemed            (8,497,048)     (27,548,871)      (3,214,918)      (4,950,333)      (3,348,643)      (4,713,118)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,633,808        9,493,953        7,369,620        9,928,902        6,425,180        9,062,575
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Morgan Stanley
                                   Morgan Stanley Variable           Morgan Stanley Variable            Variable Investment
                                      Investment Series                Investment Series               Series (Class Y Shares)
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                             Aggressive
                                                                                                               Equity
                                         Strategist                        Utilities                      (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     3,038,735  $     1,593,742  $       883,493  $     1,381,272  $      (517,455) $      (443,968)
Net realized gains (losses)        25,722,573       32,318,060        3,196,079          919,750        1,170,960          583,389
Change in unrealized gains
   (losses)                         3,440,853      (15,504,326)      18,557,451       16,799,073          982,649        4,746,447
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          32,202,161       18,407,476       22,637,023       19,100,095        1,636,154        4,885,868
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              117,638          216,596           69,838          138,862          435,406          435,579
Benefit payments                   (7,419,152)     (10,616,198)      (5,558,120)      (5,510,788)        (163,210)        (305,613)
Payments on termination           (50,505,900)     (55,851,023)     (23,863,272)     (25,606,311)      (2,381,447)      (2,269,344)
Contract maintenance charge          (107,048)        (134,587)         (63,075)         (78,702)         (31,527)         (27,454)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (3,853,030)      (6,048,431)      (4,880,078)      (2,038,940)       2,369,404         (284,612)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (61,767,492)     (72,433,643)     (34,294,707)     (33,095,879)         228,626       (2,451,444)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (29,565,331)     (54,026,167)     (11,657,684)     (13,995,784)       1,864,780        2,434,424

NET ASSETS AT BEGINNING OF
   PERIOD                         271,309,483      325,335,650      143,844,150      157,839,934       28,565,304       26,130,880
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   241,744,152  $   271,309,483  $   132,186,466  $   143,844,150  $    30,430,084  $    28,565,304
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          10,340,403       12,349,042        6,612,354        7,513,044        2,998,642        3,342,064
         Units issued                 562,314        1,806,588          434,126        1,461,255          542,561          533,924
         Units redeemed            (2,654,872)      (3,815,227)      (1,862,090)      (2,361,945)        (553,738)        (877,346)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,247,845       10,340,403        5,184,390        6,612,354        2,987,465        2,998,642
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Morgan Stanley                    Morgan Stanley                    Morgan Stanley
                                    Variable Investment               Variable Investment               Variable Investment
                                   Series (Class Y Shares)           Series (Class Y Shares)           Series (Class Y Shares)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Dividend Growth                       Equity                        European Growth
                                      (Class Y Shares)                  (Class Y Shares)                  (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (765,839) $      (850,513) $    (1,953,997) $    (1,901,409) $       (97,224) $      (291,868)
Net realized gains (losses)         3,428,806        2,112,658        2,712,236          465,205        1,685,261          809,193
Change in unrealized gains
   (losses)                         8,259,746        3,547,216        1,444,336       18,069,371        8,437,348        1,819,427
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          10,922,713        4,809,361        2,202,575       16,633,167       10,025,385        2,336,752
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits
Benefit payments                    1,374,178        3,988,138        3,813,370        6,119,363          362,219          355,555
Payments on termination            (1,990,244)      (2,137,182)      (1,384,532)      (1,279,306)        (373,813)        (428,561)
Contract maintenance charge       (10,252,569)      (8,694,149)      (9,142,207)      (8,059,966)      (3,038,802)      (2,988,470)
Transfers among the                  (158,275)        (158,303)        (188,122)        (171,032)         (55,102)         (51,960)
   sub-accounts and with the
   Fixed Account - net             (6,438,134)       5,124,123       (4,398,846)      (6,075,322)        (847,759)      (2,161,599)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (17,465,044)      (1,877,373)     (11,300,337)      (9,466,263)      (3,953,257)      (5,275,035)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (6,542,331)       2,931,988       (9,097,762)       7,166,904        6,072,128       (2,938,283)

NET ASSETS AT BEGINNING OF
   PERIOD                         135,624,543      132,692,555      119,286,717      112,119,813       38,367,145       41,305,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   129,082,212  $   135,624,543  $   110,188,955  $   119,286,717  $    44,439,273  $    38,367,145
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          11,696,485       11,890,791       12,194,766       13,667,459        3,837,856        4,429,086
         Units issued                 701,960        2,941,753        1,314,193        1,942,816          374,518          382,467
         Units redeemed            (2,197,448)      (3,136,059)      (2,731,645)      (3,415,509)        (727,624)        (973,697)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    10,200,997       11,696,485       10,777,314       12,194,766        3,484,750        3,837,856
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Morgan Stanley                   Morgan Stanley                    Morgan Stanley
                                     Variable Investment              Variable Investment               Variable Investment
                                    Series (Class Y Shares)           Series (Class Y Shares)           Series (Class Y Shares)
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                            Global                      Global Dividend
                                          Advantage                          Growth                          High Yield
                                       (Class Y Shares)                 (Class Y Shares)                  (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (123,326) $      (176,188) $        35,401  $      (184,103) $     1,542,533  $     1,859,149
Net realized gains (losses)           289,235           87,244        4,391,432        1,776,327         (341,073)        (300,897)
Change in unrealized gains
   (losses)                         1,383,493          540,600        7,970,462        1,391,678          864,928       (1,545,020)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           1,549,402          451,656       12,397,295        2,983,902        2,066,388           13,232
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               48,033           83,527        1,068,615        3,653,244           52,338          907,403
Benefit payments                      (79,712)         (70,141)        (949,328)        (759,572)        (419,164)        (374,490)
Payments on termination            (1,081,403)        (473,902)      (5,789,882)      (3,587,050)      (3,423,915)      (1,882,052)
Contract maintenance charge           (13,782)         (13,893)        (103,282)         (92,756)         (65,084)         (70,160)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (269,052)        (458,883)      (3,187,496)       1,262,122       (2,791,591)      (2,571,205)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,395,916)        (933,292)      (8,961,373)         475,988       (6,647,416)      (3,990,504)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             153,486         (481,636)       3,435,922        3,459,890       (4,581,028)      (3,977,272)

NET ASSETS AT BEGINNING OF
   PERIOD                          10,387,438       10,869,074       69,330,669       65,870,779       33,289,469       37,266,741
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    10,540,924  $    10,387,438  $    72,766,591  $    69,330,669  $    28,708,441  $    33,289,469
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,189,886        1,301,803        5,317,014        5,319,315        4,277,712        4,910,422
         Units issued                  82,711           95,698          654,078        1,374,498          261,834          594,151
         Units redeemed              (236,180)        (207,615)      (1,299,726)      (1,376,799)      (1,167,258)      (1,226,861)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,036,417        1,189,886        4,671,366        5,317,014        3,372,288        4,277,712
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Morgan Stanley                     Morgan Stanley                   Morgan Stanley
                                     Variable Investment                Variable Investment              Variable Investment
                                   Series (Class Y Shares)            Series (Class Y Shares)          Series (Class Y Shares)
                                         Sub-Account                        Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                               Limited
                                        Income Builder                     Information                        Duration
                                       (Class Y Shares)                 (Class Y Shares)                   (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005           2006 (ae)          2005            2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       283,775  $       322,050  $       (71,758) $      (178,411) $     3,156,858  $     2,347,726
Net realized gains (losses)         1,403,215        1,099,286          278,310          108,299       (1,121,945)        (955,568)
Change in unrealized gains
   (losses)                         3,184,816          691,390         (800,973)        (293,214)         517,127       (1,679,973)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,871,806        2,112,726         (594,421)        (363,326)       2,552,040         (287,815)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               49,140        1,380,540            5,920           26,398        2,568,238        9,313,421
Benefit payments                     (830,432)        (580,716)          (7,585)         (70,207)      (2,296,450)      (1,545,724)
Payments on termination            (4,946,457)      (5,391,908)        (181,359)      (1,247,121)     (10,947,308)      (8,840,523)
Contract maintenance charge           (32,689)         (31,106)          (3,750)         (15,864)        (200,450)        (178,551)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                437,979         (171,196)      (8,254,968)      (2,056,972)      (1,590,795)       1,595,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (5,322,459)      (4,794,386)      (8,441,742)      (3,363,766)     (12,466,765)         343,988
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (450,653)      (2,681,660)      (9,036,163)      (3,727,092)      (9,914,725)          56,173

NET ASSETS AT BEGINNING OF
   PERIOD                          43,791,498       46,473,158        9,036,163       12,763,255      120,269,375      120,213,202
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    43,340,845  $    43,791,498  $             -  $     9,036,163  $   110,354,650  $   120,269,375
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,485,204        3,880,951        1,510,579        2,100,505       11,553,240       11,437,097
         Units issued                 389,372          604,663           80,535          105,276        1,693,913        4,044,895
         Units redeemed              (789,033)      (1,000,410)      (1,591,114)        (695,202)      (2,858,842)      (3,928,752)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,085,543        3,485,204                -        1,510,579       10,388,311       11,553,240
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Morgan Stanley                    Morgan Stanley                    Morgan Stanley
                                     Variable Investment               Variable Investment               Variable Investment
                                   Series (Class Y Shares)           Series (Class Y Shares)           Series (Class Y Shares)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Money Market                  Quality Income Plus                 S&P 500 Index
                                       (Class Y Shares)                  (Class Y Shares)                (Class Y Shares)
                              --------------------------------  --------------------------------  --------------------------------

                                  2006 (ae)          2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     2,588,165  $       738,679  $     6,590,161  $     5,726,791  $      (456,672) $      (431,406)
Net realized gains (losses)                 -                -         (478,815)        (394,363)       4,963,028        2,369,755
Change in unrealized gains
   (losses)                                 -                -          975,021       (3,053,124)      15,181,098        1,962,399
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,588,165          738,679        7,086,367        2,279,304       19,687,454        3,900,748
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            6,711,630       23,887,561       17,407,665       34,683,937        9,319,299       14,267,724
Benefit payments                   (5,813,345)      (4,759,838)      (3,708,678)      (2,736,486)      (1,812,834)      (2,279,971)
Payments on termination           (20,455,783)     (11,069,478)     (13,480,028)     (10,752,857)     (16,745,815)      (9,306,355)
Contract maintenance charge          (268,209)        (180,571)        (373,629)        (229,539)        (290,984)        (230,043)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             22,106,947         (412,185)       6,734,632       (1,961,741)      (5,483,359)      (1,275,062)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,281,240        7,465,489        6,579,962       19,003,314      (15,013,693)       1,176,293
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           4,869,405        8,204,168       13,666,329       21,282,618        4,673,761        5,077,041

NET ASSETS AT BEGINNING OF
   PERIOD                          94,188,400       85,984,232      191,363,374      170,080,756      157,007,262      151,930,221
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    99,057,805  $    94,188,400  $   205,029,703  $   191,363,374  $   161,681,023  $   157,007,262
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,419,749        8,638,854       16,193,915       14,098,741       15,651,334       16,146,107
         Units issued              11,308,939       15,111,122        3,649,488        8,489,870        1,635,053        4,226,165
         Units redeemed           (11,071,173)     (14,330,227)      (2,847,634)      (6,394,696)      (3,295,759)      (4,720,938)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at
      end of period                 9,657,515        9,419,749       16,995,769       16,193,915       13,990,628       15,651,334
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                    Neuberger &
                                        Morgan Stanley                    Morgan Stanley          Berman Advisors
                                     Variable Investment               Variable Investment           Management
                                   Series (Class Y Shares)           Series (Class Y Shares)           Trust
                                         Sub-Account                       Sub-Account              Sub-Account
                              --------------------------------  --------------------------------  ---------------

                                         Strategist                         Utilities
                                      (Class Y Shares)                  (Class Y Shares)            AMT Guardian
                              --------------------------------  --------------------------------  ---------------

                                    2006             2005            2006              2005             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       659,020  $        21,929  $        43,043  $       125,059  $           (11)
Net realized gains (losses)         9,105,903        9,498,750          611,145          197,931              267
Change in unrealized gains
   (losses)                         1,879,094       (3,827,344)       4,655,700        3,468,439             (671)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          11,644,017        5,693,335        5,309,888        3,791,429             (415)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            2,719,607        4,315,203           38,436        1,228,150                -
Benefit payments                   (1,966,261)      (1,655,978)        (628,884)        (782,132)               -
Payments on termination            (8,126,688)      (6,540,381)      (2,594,871)      (1,869,621)          (9,416)
Contract maintenance charge          (104,758)         (88,574)         (28,207)         (26,273)               -
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (177,083)      (2,858,313)        (826,573)         363,179                -
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (7,655,183)      (6,828,043)      (4,040,099)      (1,086,697)          (9,416)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           3,988,834       (1,134,708)       1,269,789        2,704,732           (9,831)

NET ASSETS AT BEGINNING OF
   PERIOD                          94,836,931       95,971,639       32,047,422       29,342,690            9,831
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    98,825,765  $    94,836,931  $    33,317,211  $    32,047,422  $             -
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           8,175,626        8,876,242        3,374,776        3,568,622              779
         Units issued                 874,831        1,360,956          237,136          805,841                -
         Units redeemed            (1,553,701)      (2,061,572)        (634,908)        (999,687)            (779)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     7,496,756        8,175,626        2,977,004        3,374,776                -
                              ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Neuberger & Berman                Neuberger & Berman                   Oppenheimer
                                  Advisors Management Trust         Advisors Management Trust          Variable Account Funds
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         AMT Mid-Cap                                                         Oppenheimer
                                           Growth                          AMT Partners                        Balanced
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $          (276) $          (437) $        (1,279) $          (912) $        83,867  $        44,214
Net realized gains (losses)            (3,238)            (177)          21,220              443          650,932          625,293
Change in unrealized gains
   (losses)                             5,536            4,008           (5,453)          22,832           43,740         (401,284)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               2,022            3,394           14,488           22,363          778,539          268,223
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -                -                -           41,650            8,270
Benefit payments                            -                -                -                -         (141,878)        (154,022)
Payments on termination               (26,821)               -          (31,924)          (2,067)      (2,571,037)      (1,944,274)
Contract maintenance charge               (19)             (27)             (35)             (46)          (2,509)          (3,015)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                     (1)               2              (34)            (950)        (485,595)         237,887
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (26,841)             (25)         (31,993)          (3,063)      (3,159,369)      (1,855,154)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (24,819)           3,369          (17,505)          19,300       (2,380,830)      (1,586,931)

NET ASSETS AT BEGINNING OF
   PERIOD                              31,637           28,268          159,206          139,906       10,497,328       12,084,259
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         6,818  $        31,637  $       141,701  $       159,206  $     8,116,498  $    10,497,328
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               2,259            2,261           11,420           11,661          807,868          947,560
         Units issued                       -                -                -                -           33,993           92,687
         Units redeemed                (1,827)              (2)          (2,219)            (241)        (259,244)        (232,379)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           432            2,259            9,201           11,420          582,617          807,868
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Oppenheimer                      Oppenheimer                       Oppenheimer
                                    Variable Account Funds           Variable Account Funds            Variable Account Funds
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Oppenheimer                                                         Oppenheimer
                                            Capital                        Oppenheimer                         Global
                                         Appreciation                       Core Bond                        Securities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (128,539) $       (60,029) $       180,504  $       201,416  $       (34,932) $       (32,964)
Net realized gains (losses)           111,094          (60,779)         (13,439)           5,794        1,253,882          263,411
Change in unrealized gains
   (losses)                           829,438          599,247           (9,636)        (146,573)         579,562        1,138,918
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             811,993          478,439          157,429           60,637        1,798,512        1,369,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              164,250          146,357           29,680           83,774          114,637          220,148
Benefit payments                      (75,415)        (206,922)         (12,669)          (4,285)         (42,487)         (39,722)
Payments on termination            (1,820,949)      (1,309,362)        (665,750)        (668,774)      (1,789,242)      (1,164,262)
Contract maintenance charge            (8,262)          (9,380)          (2,158)          (2,524)          (6,785)          (6,900)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (255,029)        (348,795)         (51,604)         (88,325)          47,518          222,144
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,995,405)      (1,728,102)        (702,501)        (680,134)      (1,676,359)        (768,592)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,183,412)      (1,249,663)        (545,072)        (619,497)         122,153          600,773

NET ASSETS AT BEGINNING OF
   PERIOD                          13,703,699       14,953,362        4,633,913        5,253,410       12,029,272       11,428,499
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    12,520,287  $    13,703,699  $     4,088,841  $     4,633,913  $    12,151,425  $    12,029,272
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,367,640        1,552,405          347,149          398,566          731,408          787,744
         Units issued                  63,147           89,876           10,399           21,403           67,680           87,999
         Units redeemed              (260,051)        (274,641)         (62,715)         (72,820)        (163,846)        (144,335)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,170,736        1,367,640          294,833          347,149          635,242          731,408
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer                        Oppenheimer                      Oppenheimer
                                   Variable Account Funds            Variable Account Funds            Variable Account Funds
                                        Sub-Account                         Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            Oppenheimer
                                                                                                            Main Street
                                     Oppenheimer                            Oppenheimer                      Small Cap
                                     High Income                            Main Street                       Growth
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       117,015  $       110,710  $       (19,475) $        (1,122) $       (54,165) $       (56,473)
Net realized gains (losses)                88           (3,979)         269,673           91,390          421,204          317,814
Change in unrealized gains
   (losses)                            31,377          (90,271)         847,716          332,629          224,374          107,086
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             148,480           16,460        1,097,914          422,897          591,413          368,427
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               21,473           15,483           31,131           31,819           41,088           92,071
Benefit payments                         (656)               -         (150,690)        (368,205)         (94,810)          (1,218)
Payments on termination              (230,177)        (198,821)      (2,012,346)      (1,427,349)        (462,551)        (335,532)
Contract maintenance charge            (1,055)          (1,188)          (4,044)          (4,575)          (3,955)          (4,111)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (12,566)          33,530          (70,768)         (37,143)         123,189          (82,292)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (222,981)        (150,996)      (2,206,717)      (1,805,453)        (397,039)        (331,082)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (74,501)        (134,536)      (1,108,803)      (1,382,556)         194,374           37,345

NET ASSETS AT BEGINNING OF
   PERIOD                           1,982,489        2,117,025        9,394,310       10,776,866        4,521,452        4,484,107
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,907,988  $     1,982,489  $     8,285,507  $     9,394,310  $     4,715,826  $     4,521,452
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             161,136          173,775          972,894        1,169,377          237,722          255,943
         Units issued                   6,620           15,447           60,367          118,559           30,899           26,625
         Units redeemed               (24,199)         (28,086)        (282,696)        (315,042)         (50,171)         (44,846)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       143,557          161,136          750,565          972,894          218,450          237,722
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Oppenheimer
                                         Oppenheimer                       Oppenheimer                  Variable Account Funds
                                    Variable Account Funds            Variable Account Funds            (Service Class ("SC"))
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Oppenheimer                       Oppenheimer                       Oppenheimer
                                       MidCap Fund (af)                  Strategic Bond                     Balanced (SC)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (40,119) $       (41,679) $       206,859  $       233,319  $       133,314  $       (35,798)
Net realized gains (losses)           (79,993)        (119,357)         134,319          127,235        2,244,461        1,710,958
Change in unrealized gains
   (losses)                           153,661          455,419           42,276         (268,184)       1,248,274         (902,672)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              33,549          294,383          383,454           92,370        3,626,049          772,488
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN  NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                5,732           16,434           11,324           17,907        2,441,476        5,459,076
Benefit payments                      (21,062)         (76,837)        (131,232)         (96,963)        (637,519)        (221,193)
Payments on termination              (411,606)        (229,720)      (1,521,032)        (983,007)      (2,611,389)      (1,639,684)
Contract maintenance charge            (1,065)          (1,210)          (1,855)          (2,059)        (129,797)        (121,994)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                (47,918)         (35,237)         292,564          407,964         (526,728)         728,644
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (475,919)        (326,570)      (1,350,231)        (656,158)      (1,463,957)       4,204,849
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (442,370)         (32,187)        (966,777)        (563,788)       2,162,092        4,977,337

NET ASSETS AT BEGINNING OF
   PERIOD                           2,923,431        2,955,618        7,251,759        7,815,547       40,378,765       35,401,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     2,481,061  $     2,923,431  $     6,284,982  $     7,251,759  $    42,540,857  $    40,378,765
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             350,547          396,966          518,883          565,006        2,790,521        2,497,143
         Units issued                  15,938           24,975           56,846           67,254          501,502          785,196
         Units redeemed               (76,788)         (71,394)        (149,510)        (113,377)        (597,650)        (491,818)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       289,697          350,547          426,219          518,883        2,694,373        2,790,521
                              ===============  ===============  ===============  ===============  ===============  ===============

(af) Previously known as Oppenheimer Aggressive Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer                      Oppenheimer                       Oppenheimer
                                    Variable Account Funds           Variable Account Funds            Variable Account Funds
                                    (Service Class ("SC"))           (Service Class ("SC"))            (Service Class ("SC"))
                                         Sub-Account                     Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                         Oppenheimer                                                        Oppenheimer
                                           Capital                        Oppenheimer                         Global
                                      Appreciation (SC)                 Core Bond (SC)                    Securities (SC)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,080,727) $      (524,959) $       143,575  $        12,579  $      (313,459) $      (247,480)
Net realized gains (losses)         1,041,753          268,413          (41,041)          (3,657)       4,056,767        1,000,159
Change in unrealized gains
   (losses)                         4,300,852        2,564,471          689,784            8,498        2,170,402        3,147,996
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,261,878        2,307,925          792,318           17,420        5,913,710        3,900,675
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           12,007,353       22,498,633       15,707,054        4,169,598        4,850,001        5,884,845
Benefit payments                   (1,309,968)        (631,610)         (78,203)               -         (469,906)        (275,001)
Payments on termination            (5,530,625)      (2,309,023)        (877,570)         (99,715)      (2,412,621)      (1,421,204)
Contract maintenance charge          (225,536)        (128,753)         (26,840)          (4,859)        (106,662)         (90,016)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,912,439        6,371,507       10,160,078        1,927,641          201,885          302,240
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     6,853,663       25,800,754       24,884,519        5,992,665        2,062,697        4,400,864
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          11,115,541       28,108,679       25,676,837        6,010,085        7,976,407        8,301,539

NET ASSETS AT BEGINNING OF
   PERIOD                          68,185,162       40,076,483        6,697,469          687,384       36,191,671       27,890,132
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    79,300,703  $    68,185,162  $    32,374,306  $     6,697,469  $    44,168,078  $    36,191,671
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           5,122,406        3,108,517          657,772           67,996        1,930,885        1,671,393
         Units issued               1,982,787        2,862,008        3,155,439          676,015          702,441          741,404
         Units redeemed            (1,484,388)        (848,119)        (736,921)         (86,239)        (592,880)        (481,912)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,620,805        5,122,406        3,076,290          657,772        2,040,446        1,930,885
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Oppenheimer                       Oppenheimer                       Oppenheimer
                                   Variable Account Funds            Variable Account Funds            Variable Account Funds
                                   (Service Class ("SC"))            (Service Class ("SC"))            (Service Class ("SC"))
                                        Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            Oppenheimer
                                                                                                            Main Street
                                        Oppenheimer                       Oppenheimer                        Small Cap
                                      High Income (SC)                  Main Street (SC)                     Growth (SC)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $     2,192,178  $     1,482,744  $      (747,854) $      (405,152) $      (815,894) $      (558,814)
Net realized gains (losses)           (72,762)          65,129        2,005,354          806,440        3,080,780        1,495,230
Change in unrealized gains
   (losses)                           706,477       (1,372,459)      11,585,942        2,705,596        3,632,966        2,147,228
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,825,893          175,414       12,843,442        3,106,884        5,897,852        3,083,644
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,156,982        6,655,416       21,212,066       25,184,311        8,091,447       10,775,593
Benefit payments                     (764,322)        (236,966)      (1,809,739)        (814,619)        (744,841)        (198,221)
Payments on termination            (3,221,752)      (1,868,825)      (6,555,943)      (2,992,484)      (2,776,580)      (1,449,713)
Contract maintenance charge          (139,294)        (116,871)        (317,967)        (208,473)        (167,373)        (116,135)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                648,796        1,811,506        4,614,639        4,842,278        1,480,628        1,921,904
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (319,590)       6,244,260       17,143,056       26,011,013        5,883,281       10,933,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,506,303        6,419,674       29,986,498       29,117,897       11,781,133       14,017,072

NET ASSETS AT BEGINNING OF
   PERIOD                          38,254,946       31,835,272       87,050,928       57,933,031       43,533,544       29,516,472
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    40,761,249  $    38,254,946  $   117,037,426  $    87,050,928  $    55,314,677  $    43,533,544
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,742,761        2,291,724        6,155,200        4,262,843        2,340,368        1,713,775
         Units issued                 594,513          897,919        2,835,136        2,832,132        1,017,086        1,008,901
         Units redeemed              (618,763)        (446,882)      (1,665,870)        (939,775)        (721,793)        (382,308)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,718,511        2,742,761        7,324,466        6,155,200        2,635,661        2,340,368
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Oppenheimer                       Oppenheimer
                                   Variable Account Funds            Variable Account Funds                PIMCO Advisors
                                   (Service Class ("SC"))            (Service Class ("SC"))           Variable Insurance Trust
                                        Sub-Account                        Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        Oppenheimer                        Oppenheimer
                                    MidCap Fund (SC) (ag)              Strategic Bond (SC)                  OpCap Balanced
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (354,411) $      (259,636) $     2,939,206  $     2,001,100  $           (65) $          (111)
Net realized gains (losses)           559,878          371,111          294,829          342,083              273              466
Change in unrealized gains
   (losses)                           (98,425)       1,587,088        3,583,649       (1,444,898)             648             (254)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             107,042        1,698,563        6,817,684          898,285              856              101
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            3,274,690        4,351,751       14,108,228       31,236,134                -               60
Benefit payments                     (304,236)        (153,451)      (2,352,422)      (1,496,492)               -                -
Payments on termination            (1,251,108)        (579,780)      (8,722,625)      (4,477,199)               -                -
Contract maintenance charge           (67,691)         (20,253)        (391,360)        (254,253)             (20)             (20)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,162,354          472,005        9,045,709       10,091,090                3             (544)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     2,814,009        4,040,272       11,687,530       35,099,280              (17)            (504)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,921,051        5,738,835       18,505,214       35,997,565              839             (403)

NET ASSETS AT BEGINNING OF
   PERIOD                          19,532,381       13,793,546      114,446,116       78,448,551            9,377            9,780
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    22,453,432  $    19,532,381  $   132,951,330  $   114,446,116  $        10,216  $         9,377
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,214,597          945,504        8,739,811        6,044,530              858              906
         Units issued                 439,444          494,019        2,987,348        4,117,768                -               10
         Units redeemed              (271,960)        (224,926)      (2,108,707)      (1,422,487)              (1)             (58)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,382,081        1,214,597        9,618,452        8,739,811              857              858
                              ===============  ===============  ===============  ===============  ===============  ===============

(ag) Previously known as Oppenheimer Aggressive Growth (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                                 PIMVO Advisors
                                                                    Variable
                                       PIMCO Advisors              Insurance                   PIMCO
                                   Variable Insurance Trust          Trust           Variable Insurance Trust
                                        Sub-Account               Sub-Account               Sub-Account
                              --------------------------------  ---------------  --------------------------------

                                        OpCap Small             PEA Science and
                                            Cap                    Technology               Foreign Bond
                              --------------------------------  ---------------  --------------------------------

                                    2006             2005          2005 (al)       2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           (31) $           (25) $            (2) $            44  $            22
Net realized gains (losses)               111              256              (82)              45               27
Change in unrealized gains
   (losses)                               321             (260)               3              (61)              29
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations                 401              (29)             (81)              28               78
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -               42                -               72               66
Benefit payments                            -                -                -                -                -
Payments on termination                     -                -                -                -                -
Contract maintenance charge                (7)              (6)               -               (9)              (9)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                      2             (120)            (501)             125              529
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                            (5)             (84)            (501)             188              586
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                                 396             (113)            (582)             216              664

NET ASSETS AT BEGINNING OF
   PERIOD                               1,813            1,926              582            2,528            1,864
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         2,209  $         1,813  $             -  $         2,744  $         2,528
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 121              127               50              217              166
         Units issued                       -                3                -               17              101
         Units redeemed                     -               (9)             (50)               -              (50)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           121              121                -              234              217
                              ===============  ===============  ===============  ===============  ===============

(al) For the period beginning January 1, 2005, and ended May 1, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PIMCO            PIMCO
                                                                                                      Variable         Variable
                                           PIMCO                             PIMCO                   Insurance        Insurance
                                   Variable Insurance Trust          Variable Insurance Trust          Trust            Trust
                                        Sub-Account                      Sub-Account                Sub-Account      Sub-Account
                              --------------------------------  --------------------------------  ---------------  ---------------

                                                                                                     PIMCO VIT        PIMCO VIT
                                                                                                   Commodity Real      Emerging
                                                                          PIMCO Total                  Return        Markets Bond
                                        Money Market                        Return                    Strategy      (Admin Shares)
                              --------------------------------  --------------------------------  ---------------  ---------------

                                    2006             2005             2006             2005           2006 (x)         2006 (x)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $           272  $           109  $           344  $           170  $        47,459  $         5,051
Net realized gains (losses)                 -                -               77              165            5,707            5,632
Change in unrealized gains
   (losses)                                 -                -              (88)            (265)        (120,909)          10,969
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations                 272              109              333               70          (67,743)          21,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -               48            3,005            2,640          985,078          233,781
Benefit payments                            -                -                -                -                -                -
Payments on termination                     -                -           (1,077)               -           (9,373)          (3,063)
Contract maintenance charge               (20)             (21)             (18)             (19)          (1,981)            (335)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                     25           (8,956)             (17)           6,336        1,127,607          205,883
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                             5           (8,929)           1,893            8,957        2,101,331          436,266
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                                 277           (8,820)           2,226            9,027        2,033,588          457,918

NET ASSETS AT BEGINNING OF
   PERIOD                               8,901           17,721           10,322            1,295                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $         9,178  $         8,901  $        12,548  $        10,322  $     2,033,588  $       457,918
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 891            1,796              893              113                -                -
         Units issued                       6              118              260              780          222,426           59,305
         Units redeemed                    (5)          (1,023)             (92)               -           (8,182)         (16,519)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                           892              891            1,061              893          214,244           42,786
                              ===============  ===============  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO           PIMCO
                                  Variable        Variable
                                 Insurance       Insurance
                                   Trust            Trust             Putnam Variable Trust             Putnam Variable Trust
                                Sub-Account      Sub-Account               Sub-Account                      Sub-Account
                              ---------------  ---------------  --------------------------------  --------------------------------

                               PIMCO VIT Real  PIMCO VIT Total
                                  Return           Return                  VT American
                                 (Advisor        (Advisor                   Government                     VT Capital
                                 Shares)           Shares)                   Income                       Appreciation
                              ---------------  ---------------  --------------------------------  --------------------------------

                                  2006 (x)         2006 (x)          2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        17,137  $       121,021  $     1,496,871  $     1,167,858  $      (214,546) $      (158,367)
Net realized gains (losses)            42,035           60,040         (539,710)        (169,305)       2,168,935          568,817
Change in unrealized gains
   (losses)                           (71,786)          20,278          (82,313)      (1,025,733)        (266,950)         599,548
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             (12,614)         201,339          874,848          (27,180)       1,687,439        1,009,998
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            1,019,042        7,145,563          133,505          313,171           64,536           85,263
Benefit payments                       (4,719)        (121,607)        (959,410)      (1,370,419)        (300,512)        (428,775)
Payments on termination              (135,887)        (141,407)      (6,674,195)      (6,611,521)      (1,982,236)      (2,046,064)
Contract maintenance charge              (814)          (4,291)         (87,599)         (95,603)         (31,761)         (31,962)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                933,339        4,951,140         (141,939)      (1,537,340)         (19,474)         882,285
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     1,810,961       11,829,398       (7,729,638)      (9,301,712)      (2,269,447)      (1,539,253)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                       1,798,347       12,030,737       (6,854,790)      (9,328,892)        (582,008)        (529,255)

NET ASSETS AT BEGINNING OF
   PERIOD                                   -                -       56,674,048       66,002,940       16,847,059       17,376,314
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,798,347  $    12,030,737  $    49,819,258  $    56,674,048  $    16,265,051  $    16,847,059
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   -                -        4,673,528        5,446,808        1,917,485        2,102,673
         Units issued                 241,319        1,575,196          902,355          742,395          345,488          338,845
         Units redeemed               (63,637)        (407,642)      (1,546,554)      (1,515,675)        (592,936)        (524,033)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       177,682        1,167,554        4,029,329        4,673,528        1,670,037        1,917,485
                              ===============  ===============  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Putnam Variable Trust            Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Capital                       VT Discovery                    VT Diversified
                                        Opportunities                         Growth                           Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (97,937) $       (63,957) $      (235,656) $      (251,580) $     3,751,655  $     5,415,754
Net realized gains (losses)           845,182          113,744          875,764          672,644         (461,962)        (118,098)
Change in unrealized gains
   (losses)                           202,152          435,494          931,658          506,092          738,730       (3,809,839)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             949,397          485,281        1,571,766          927,156        4,028,423        1,487,817
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               16,274           32,248           95,444           99,687          233,650          252,414
Benefit payments                      (42,730)         (27,232)        (176,525)        (224,854)      (2,461,452)      (2,428,808)
Payments on termination            (1,002,400)        (420,157)      (1,608,092)      (1,808,479)     (11,234,981)      (9,310,100)
Contract maintenance charge           (16,910)          (9,545)         (43,106)         (47,168)        (116,666)        (120,670)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,967,151        2,863,042         (650,309)      (1,518,242)       5,714,029        5,160,579
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       921,385        2,438,356       (2,382,588)      (3,499,056)      (7,865,420)      (6,446,585)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                       1,870,782        2,923,637         (810,822)      (2,571,900)      (3,836,997)      (4,958,768)

NET ASSETS AT BEGINNING
   OF PERIOD                        6,431,207        3,507,570       17,568,282       20,140,182       87,434,856       92,393,624
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     8,301,989  $     6,431,207  $    16,757,460  $    17,568,282  $    83,597,859  $    87,434,856
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             392,880          232,875        3,413,222        4,136,636        6,486,148        6,967,684
         Units issued                 296,953          417,392          313,785          161,113        1,415,438        1,356,591
         Units redeemed              (243,661)        (257,387)        (755,746)        (884,527)      (1,986,314)      (1,838,127)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       446,172          392,880        2,971,261        3,413,222        5,915,272        6,486,148
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                           VT The George
                                         VT Equity                        Putnam Fund of                   VT Global Asset
                                          Income                              Boston                          Allocation
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)  $       (61,773) $      (106,050) $     2,513,104  $     1,382,290  $       479,085  $      (122,534)
Net realized gains (losses)         1,684,155          639,964       13,093,672        2,946,388          708,682          241,264
Change in unrealized gains
   (losses)                         3,535,067          613,147        5,762,238        1,559,617        3,754,142        1,795,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           5,157,449        1,147,061       21,369,014        5,888,295        4,941,909        1,914,158
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               36,985          117,055        9,412,920       13,417,953        5,472,707        5,302,084
Benefit payments                     (241,811)        (437,843)      (4,392,422)      (4,617,208)        (923,869)        (523,175)
Payments on termination            (3,686,618)      (2,045,211)     (29,835,742)     (20,672,515)      (4,272,755)      (2,525,796)
Contract maintenance charge           (55,389)         (45,798)        (392,598)        (380,578)         (89,825)         (63,920)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              7,083,429        8,318,801      (21,866,282)       8,225,068        7,100,422        4,508,124
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     3,136,596        5,907,004      (47,074,124)      (4,027,280)       7,286,680        6,697,317
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
   NET ASSETS                       8,294,045        7,054,065      (25,705,110)       1,861,015       12,228,589        8,611,475

NET ASSETS AT BEGINNING OF
   PERIOD                          28,455,812       21,401,747      237,197,140      235,336,125       39,385,857       30,774,382
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    36,749,857  $    28,455,812  $   211,492,030  $   237,197,140  $    51,614,446  $    39,385,857
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,057,424        1,610,885       19,864,360       20,326,024        3,354,876        2,842,429
         Units issued                 877,704          861,589        5,119,145        4,253,359        1,592,741        1,144,461
         Units redeemed              (668,317)        (415,050)      (8,977,823)      (4,715,023)      (1,034,962)        (632,014)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,266,811        2,057,424       16,005,682       19,864,360        3,912,655        3,354,876
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Global                       VT Growth and                       VT Growth
                                           Equity                            Income                         Opportunities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (562,950) $      (292,901) $     1,091,909  $     1,295,310  $      (291,841) $      (179,247)
Net realized gains (losses)        (2,561,120)      (4,588,571)      27,530,163        6,144,198       (1,658,024)      (2,290,256)
Change in unrealized gains
   (losses)                        14,144,824        8,687,484       46,267,045       13,955,866        3,355,481        2,990,297
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          11,020,754        3,806,012       74,889,117       21,395,374        1,405,616          520,794
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               97,112          238,143        3,984,486        8,007,546           92,949          231,760
Benefit payments                   (1,008,696)        (702,676)     (10,996,580)     (12,217,020)        (396,753)        (298,825)
Payments on termination            (5,571,451)      (4,427,983)     (71,871,853)     (52,093,640)      (2,057,295)      (2,001,928)
Contract maintenance charge          (110,645)        (107,674)        (963,347)      (1,011,128)         (47,772)         (53,593)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                716,069       (1,891,096)     (23,404,566)     (16,665,644)      (1,151,742)      (1,616,811)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (5,877,611)      (6,891,286)    (103,251,860)     (73,979,886)      (3,560,613)      (3,739,397)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           5,143,143       (3,085,274)     (28,362,743)     (52,584,512)      (2,154,997)      (3,218,603)

NET ASSETS AT BEGINNING OF
   PERIOD                          54,086,274       57,171,548      585,599,371      638,183,883       23,150,296       26,368,899
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    59,229,417  $    54,086,274  $   557,236,628  $   585,599,371  $    20,995,299  $    23,150,296
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           6,651,795        7,523,140       53,314,443       60,631,538        5,332,050        6,235,675
         Units issued                 807,169          446,884        3,735,700        5,285,915          580,373          626,254
         Units redeemed            (1,456,971)      (1,318,229)     (12,855,998)     (12,603,010)      (1,394,953)      (1,529,879)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     6,001,993        6,651,795       44,194,145       53,314,443        4,517,470        5,332,050
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Health
                                          Sciences                        VT High Yield                       VT Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (788,902) $    (1,050,454) $     5,963,236  $     6,501,089  $     5,927,277  $     3,499,745
Net realized gains (losses)         1,643,681          509,029         (533,536)        (219,508)        (509,297)       2,452,643
Change in unrealized gains
   (losses)                           (37,203)       9,257,489        2,753,335       (4,698,100)         879,751       (4,140,907)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             817,576        8,716,064        8,183,035        1,583,481        6,297,731        1,811,481
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              453,362          532,459        4,866,964        8,542,923       16,894,062       20,034,641
Benefit payments                   (1,300,280)        (982,721)      (1,908,347)      (1,677,255)      (5,332,620)      (4,259,423)
Payments on termination            (7,743,123)      (6,875,345)     (11,300,303)      (8,127,291)     (24,459,450)     (16,352,678)
Contract maintenance charge          (176,545)        (190,101)        (215,895)        (198,790)        (446,974)        (393,569)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (4,179,895)      (1,690,740)         344,601       (3,249,781)      12,683,838        6,049,514
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (12,946,481)      (9,206,448)      (8,212,980)      (4,710,194)        (661,144)       5,078,485
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (12,128,905)        (490,384)         (29,945)      (3,126,713)       5,636,587        6,889,966

NET ASSETS AT BEGINNING OF
   PERIOD                          79,355,426       79,845,810       97,236,665      100,363,378      208,385,928      201,495,962
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    67,226,521  $    79,355,426  $    97,206,720  $    97,236,665  $   214,022,515  $   208,385,928
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           6,508,299        7,306,429        7,309,655        7,789,568       17,575,202       16,891,247
         Units issued                 636,966          642,474        1,542,379        1,911,705        5,607,314        4,732,813
         Units redeemed            (1,700,597)      (1,440,604)      (2,209,976)      (2,391,618)      (5,431,790)      (4,048,858)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     5,444,668        6,508,299        6,642,058        7,309,655       17,750,726       17,575,202
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                               VT                                VT
                                             VT                           International                     International
                                        International                      Growth and                            New
                                           Equity                            Income                         Opportunities
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (2,697,577) $      (122,133) $      (123,626) $      (262,131) $       (28,349) $      (219,108)
Net realized gains (losses)        10,657,031        3,573,928        2,948,185        1,270,834        1,696,110         (139,590)
Change in unrealized gains
   (losses)                        60,869,323       22,235,438       12,125,140        5,528,462        6,683,064        5,211,017
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          68,828,777       25,687,233       14,949,699        6,537,165        8,350,825        4,852,319
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           12,840,509       10,854,126          169,606          184,776          201,750          125,961
Benefit payments                   (3,593,403)      (3,275,427)        (981,008)        (752,377)        (637,944)        (287,195)
Payments on termination           (29,916,834)     (19,256,171)      (7,344,267)      (4,324,154)      (4,007,808)      (2,373,037)
Contract maintenance charge          (564,893)        (458,760)        (121,973)         (96,619)        (104,947)         (89,437)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             16,503,315        7,536,441        9,022,804        4,928,166        1,655,235        3,775,978
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (4,731,306)      (4,599,791)         745,162          (60,208)      (2,893,714)       1,152,270
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          64,097,471       21,087,442       15,694,861        6,476,957        5,457,111        6,004,589

NET ASSETS AT BEGINNING OF
   PERIOD                         268,559,509      247,472,067       58,280,109       51,803,152       35,416,694       29,412,105
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   332,656,980  $   268,559,509  $    73,974,970  $    58,280,109  $    40,873,805  $    35,416,694
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period           22,597,319       23,291,551        4,420,308        4,426,765        3,636,393        3,533,180
         Units issued               5,098,918        5,458,452        1,367,784        1,118,362        1,661,650        1,300,564
         Units redeemed            (5,728,226)      (6,152,684)      (1,311,804)      (1,124,819)      (1,870,547)      (1,197,351)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    21,968,011       22,597,319        4,476,288        4,420,308        3,427,496        3,636,393
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                           VT Mid Cap                         VT Money
                                        VT Investors                          Value                            Market
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,606,866) $      (584,099) $      (214,108) $      (138,938) $     3,468,481  $       921,604
Net realized gains (losses)        (2,300,098)      (5,667,742)       1,496,127          340,866                -                -
Change in unrealized gains
   (losses)                        23,613,015       18,148,940        1,082,688        1,231,877                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          19,706,051       11,897,099        2,364,707        1,433,805        3,468,481          921,604
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            4,148,088        3,095,657           60,733           48,194       25,712,800       29,348,044
Benefit payments                   (3,645,028)      (3,750,055)        (139,365)         (59,403)     (16,259,561)     (15,508,487)
Payments on termination           (20,386,373)     (14,557,091)      (2,229,807)      (1,129,474)     (27,637,506)     (19,570,805)
Contract maintenance charge          (340,997)        (333,705)         (36,177)         (22,133)        (378,776)        (231,822)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              2,837,281       (3,445,964)       3,946,788        7,354,656       65,981,016       26,947,623
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (17,387,029)     (18,991,158)       1,602,172        6,191,840       47,417,973       20,984,553
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           2,319,022       (7,094,059)       3,966,879        7,625,645       50,886,454       21,906,157

NET ASSETS AT BEGINNING OF
   PERIOD                         170,024,211      177,118,270       15,894,844        8,269,199       99,785,553       77,879,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   172,343,233  $   170,024,211  $    19,861,723  $    15,894,844  $   150,672,007  $    99,785,553
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          20,334,874       23,064,461          983,344          567,512        9,814,723        7,635,463
         Units issued               2,778,908        2,262,357          502,749          593,810       21,252,701       16,799,329
         Units redeemed            (5,059,145)      (4,991,944)        (402,980)        (177,978)     (16,585,058)     (14,620,069)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    18,054,637       20,334,874        1,083,113          983,344       14,482,366        9,814,723
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                              VT OTC &
                                           VT New                                                             Emerging
                                        Opportunities                     VT New Value                         Growth
                              --------------------------------  --------------------------------  --------------------------------

                                   2006              2005            2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,599,060) $    (1,536,542) $      (756,061) $      (940,516) $      (416,671) $      (428,834)
Net realized gains (losses)        (9,678,351)     (13,213,552)      18,588,341        3,218,400       (3,051,591)      (4,656,472)
Change in unrealized gains
   (losses)                        19,006,110       24,334,175        7,875,714        5,005,835        6,635,614        6,940,032
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           7,728,699        9,584,081       25,707,994        7,283,719        3,167,352        1,854,726
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                              424,118          465,676       18,287,730       21,773,158           91,118          112,542
Benefit payments                   (1,690,796)      (1,373,575)      (2,643,591)      (2,087,888)        (404,229)        (412,683)
Payments on termination           (12,006,356)      (9,137,469)     (17,475,579)     (11,459,065)      (3,305,652)      (2,652,105)
Contract maintenance charge          (285,795)        (304,150)        (413,760)        (320,775)         (86,445)         (89,263)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (6,199,881)      (6,173,980)       1,385,173       17,410,087         (849,702)      (2,220,422)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (19,758,710)     (16,523,498)        (860,027)      25,315,517       (4,554,910)      (5,261,931)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (12,030,011)      (6,939,417)      24,847,967       32,599,236       (1,387,558)      (3,407,205)

NET ASSETS AT BEGINNING OF
   PERIOD                         121,531,241      128,470,658      177,050,957      144,451,721       30,905,428       34,312,633
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $   109,501,230  $   121,531,241  $   201,898,924  $   177,050,957  $    29,517,870  $    30,905,428
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period          15,595,461       17,914,690       11,845,936       10,073,197        7,200,524        8,536,448
         Units issued               1,235,037        1,044,176        3,112,962        4,504,726          678,176          559,242
         Units redeemed            (3,669,685)      (3,363,405)      (3,092,123)      (2,731,987)      (1,620,283)      (1,895,166)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                    13,160,813       15,595,461       11,866,775       11,845,936        6,258,417        7,200,524
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.


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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Putnam Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                                                            VT Utilities
                                                                          VT Small Cap                       Growth and
                                         VT Research                          Value                            Income
                              --------------------------------  --------------------------------  --------------------------------

                                   2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (721,372) $      (507,518) $    (1,878,308) $    (2,120,509) $       750,950  $       244,088
Net realized gains (losses)           328,561       (1,186,085)      27,397,789       20,740,466          814,086          (22,964)
Change in unrealized gains
   (losses)                         8,534,273        5,027,353       (1,552,239)     (10,103,190)       9,234,463        3,037,643
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           8,141,462        3,333,750       23,967,242        8,516,767       10,799,499        3,258,767
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              211,836          252,287          573,350          758,548           88,433          186,031
Benefit payments                   (1,410,110)      (1,655,806)      (1,895,516)      (2,247,523)      (1,577,655)      (1,237,340)
Payments on termination           (10,183,211)      (8,523,461)     (19,098,463)     (14,873,501)      (5,629,853)      (4,537,820)
Contract maintenance charge          (189,140)        (206,755)        (228,378)        (234,029)         (82,167)         (82,897)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (5,209,385)      (4,330,876)      (3,784,783)      (4,021,239)        (823,451)       2,716,923
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (16,780,010)     (14,464,611)     (24,433,790)     (20,617,744)      (8,024,693)      (2,955,103)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (8,638,548)     (11,130,861)        (466,548)     (12,100,977)       2,774,806          303,664

NET ASSETS AT BEGINNING OF
   PERIOD                          93,506,328      104,637,189      164,487,028      176,588,005       48,184,204       47,880,540
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    84,867,780  $    93,506,328  $   164,020,480  $   164,487,028  $    50,959,010  $    48,184,204
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,811,120       11,404,052        8,460,279        9,525,932        4,305,917        4,571,653
         Units issued                 845,630          925,600        1,044,019        1,322,680          628,539          988,887
         Units redeemed            (2,554,361)      (2,518,532)      (2,131,465)      (2,388,333)      (1,297,296)      (1,254,623)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,102,389        9,811,120        7,372,833        8,460,279        3,637,160        4,305,917
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable Trust             Putnam Variable Trust             Rydex Variable Trust
                                         Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          VT Vista                         VT Voyager                         Rydex OTC
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,328,285) $    (1,333,683) $    (4,310,021) $    (2,671,093) $           (63) $           (41)
Net realized gains (losses)          (932,388)      (2,199,558)     (26,327,164)     (27,650,942)              58                1
Change in unrealized gains
   (losses)                         5,804,482       13,058,822       41,510,623       44,001,710              232              234
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           3,543,809        9,525,581       10,873,438       13,679,675              227              194
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              675,696        1,272,632        5,945,334        9,626,338            1,205              990
Benefit payments                   (1,070,685)      (1,396,689)      (5,701,842)      (4,767,489)               -                -
Payments on termination           (10,366,329)      (7,145,605)     (35,306,346)     (28,823,778)            (441)               -
Contract maintenance charge          (221,003)        (226,453)        (722,065)        (777,244)              (5)              (5)
Transfers among the
   sub-accounts and with the
   Fixed Account - net             (2,933,081)      (2,336,027)     (25,504,508)     (20,617,776)              (1)           2,416
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                   (13,915,402)      (9,832,142)     (61,289,427)     (45,359,949)             758            3,401
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                         (10,371,593)        (306,561)     (50,415,989)     (31,680,274)             985            3,595

NET ASSETS AT BEGINNING OF
    PERIOD                         97,783,452       98,090,013      354,384,662      386,064,936            3,650               55
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    87,411,859  $    97,783,452  $   303,968,673  $   354,384,662  $         4,635  $         3,650
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           9,918,521       11,017,958       41,526,539       47,856,676              291                4
         Units issued               1,123,476        1,265,438        3,714,948        5,138,979               97              287
         Units redeemed            (2,527,299)      (2,364,875)     (11,350,212)     (11,469,116)             (34)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     8,514,698        9,918,521       33,891,275       41,526,539              354              291
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                  Scudder           Scudder         Scudder
                                 Variable          Variable         Variable                STI Classic
                                 Series I          Series I        Series II              Variable Trust
                                Sub-Account      Sub-Account      Sub-Account               Sub-Account
                              ---------------  ---------------  ---------------  --------------------------------

                                21st Century
                                   Growth          Balanced         Growth           STI Capital Appreciation
                              ---------------  ---------------  ---------------  --------------------------------

                                 2005 (am)        2005 (an)        2005 (ao)           2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (1,875) $        76,728  $         4,724  $      (279,631) $      (437,166)
Net realized gains (losses)          (188,564)        (180,244)             331        1,067,397         (665,915)
Change in unrealized gains
   (losses)                           124,230           24,562          (30,107)       1,232,470           (1,988)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             (66,209)         (78,954)         (25,052)       2,020,236       (1,105,069)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                  634            5,368            1,172          181,628          179,051
Benefit payments                            -           (2,588)            (581)        (717,553)        (917,496)
Payments on termination               (15,648)         (84,398)         (41,732)      (8,332,825)     (10,043,794)
Contract maintenance charge                 -                -                -          (12,001)         (14,485)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (726,354)      (2,609,046)        (715,418)        (693,300)      (1,405,247)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                      (741,368)      (2,690,664)        (756,559)      (9,574,051)     (12,201,971)
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (807,577)      (2,769,618)        (781,611)      (7,553,815)     (13,307,040)

NET ASSETS AT BEGINNING OF
   PERIOD                             807,577        2,769,618          781,611       28,571,983       41,879,023
                              ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $             -  $             -  $    21,018,168  $    28,571,983
                              ===============  ===============  ===============  ===============  ===============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period              93,940           24,067          102,416        1,599,353        2,222,499
         Units issued                   3,167           17,062              798           69,117          124,105
         Units redeemed               (97,107)        (257,738)        (103,214)        (548,089)        (747,251)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                             -                -                -        1,120,381        1,599,353
                              ===============  ===============  ===============  ===============  ===============

(am) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(an) On April 29, 2005, Balanced merged into Total Return
(ao) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          STI Classic                      STI Classic                       STI Classic
                                        Variable Trust                   Variable Trust                    Variable Trust
                                          Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                              STI                               STI                              STI
                                         International                      Investment                        Large Cap
                                             Equity                         Grade Bond                     Relative Value
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006              2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (9,882) $        48,847  $       301,834  $       331,062  $       (12,493) $       (28,396)
Net realized gains (losses)           274,883           39,760          (25,339)          64,440          580,082          165,862
Change in unrealized gains
   (losses)                           622,896          425,009          (10,388)        (296,730)         118,347          258,834
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             887,897          513,616          266,107           98,772          685,936          396,300
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              154,507          136,406          223,949          235,874           93,011          275,735
Benefit payments                      (18,907)         (90,991)        (224,377)        (285,480)         (19,271)        (153,248)
Payments on termination            (1,452,340)      (1,550,421)      (2,684,849)      (3,407,501)        (872,240)        (697,447)
Contract maintenance charge            (1,603)          (1,535)          (8,011)          (8,105)          (5,801)          (5,127)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (147,144)          (8,701)        (372,683)        (387,641)        (139,935)         245,241
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (1,465,487)      (1,515,242)      (3,065,971)      (3,852,853)        (944,236)        (334,846)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                            (577,590)      (1,001,626)      (2,799,864)      (3,754,081)        (258,300)          61,454

NET ASSETS AT BEGINNING OF
   PERIOD                           4,710,963        5,712,589       11,869,922       15,624,003        5,271,167        5,209,713
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,133,373  $     4,710,963  $     9,070,058  $    11,869,922  $     5,012,867  $     5,271,167
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             320,524          431,372          900,143        1,161,511          444,147          476,355
         Units issued                  18,619           41,558           66,826          103,290           24,316           82,764
         Units redeemed              (108,899)        (152,406)        (277,473)        (364,658)        (101,483)        (114,972)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       230,244          320,524          689,496          900,143          366,980          444,147
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         STI Classic                       STI Classic                      STI Classic
                                       Variable Trust                    Variable Trust                    Variable Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                             STI                               STI                             STI
                                          Large Cap                          Mid-Cap                        Small Cap
                                         Value Equity                         Equity                       Value Equity
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        (4,178) $        53,297  $      (100,683) $      (112,755) $      (113,577) $      (107,129)
Net realized gains (losses)         1,511,224          507,543        1,114,077          211,114        3,627,372        2,422,530
Change in unrealized gains
   (losses)                         3,128,809           93,439         (201,482)       1,276,351       (2,081,522)      (1,266,830)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           4,635,855          654,279          811,912        1,374,710        1,432,273        1,048,571
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              175,968          224,482           49,123           88,269          849,155          383,361
Benefit payments                     (624,816)        (737,862)        (214,041)        (243,129)         (77,550)        (102,847)
Payments on termination            (8,554,755)      (8,062,278)      (2,554,169)      (3,034,224)      (2,697,982)      (2,305,711)
Contract maintenance charge           (11,256)         (12,595)          (4,244)          (4,806)          (7,935)          (5,048)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (629,109)        (582,896)        (229,497)        (135,087)        (144,105)        (213,577)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (9,643,968)      (9,171,149)      (2,952,828)      (3,328,977)      (2,078,417)      (2,243,822)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (5,008,113)      (8,516,870)      (2,140,916)      (1,954,267)        (646,144)      (1,195,251)

NET ASSETS AT BEGINNING OF
   PERIOD                          27,022,613       35,539,483       10,605,933       12,560,200       10,667,563       11,862,814
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    22,014,500  $    27,022,613  $     8,465,017  $    10,605,933  $    10,021,419  $    10,667,563
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,457,862        1,932,543          639,429          821,992          526,460          641,326
         Units issued                  58,621          102,086           38,545           65,616           94,840           65,171
         Units redeemed              (505,175)        (576,767)        (197,532)        (248,179)        (181,956)        (180,037)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,011,308        1,457,862          480,442          639,429          439,344          526,460
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                     The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.         Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Van Kampen UIF
                                         Emerging                         Van Kampen UIF                   Van Kampen UIF
                                       Markets Equity                     Equity Growth                     Fixed Income
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (506,348) $      (564,172) $      (976,586) $      (710,092) $        50,095  $        43,660
Net realized gains (losses)         8,818,934        4,442,520          760,139         (944,224)          11,681           48,681
Change in unrealized gains
   (losses)                         8,893,578        9,202,058        1,325,591       10,095,394          (22,093)         (21,276)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          17,206,164       13,080,406        1,109,144        8,441,078           39,683           71,065
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              249,434          241,736          434,447          771,456              600              314
Benefit payments                   (1,099,232)        (643,206)      (1,455,169)      (1,138,120)         (16,529)        (676,708)
Payments on termination           (10,589,550)      (5,347,499)      (9,685,751)      (8,253,830)        (341,293)        (186,300)
Contract maintenance charge           (18,238)         (17,502)         (78,667)         (80,359)            (409)            (465)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              3,246,524        3,724,844          588,673       (2,512,639)          73,003            7,950
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (8,211,062)      (2,041,627)     (10,196,467)     (11,213,492)        (284,628)        (855,209)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           8,995,102       11,038,779       (9,087,323)      (2,772,414)        (244,945)        (784,144)

NET ASSETS AT BEGINNING OF
   PERIOD                          54,052,083       43,013,304       67,276,261       70,048,675        2,108,252        2,892,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    63,047,185  $    54,052,083  $    58,188,938  $    67,276,261  $     1,863,307  $     2,108,252
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,778,024        3,919,663        7,009,647        8,272,109          174,805          245,523
         Units issued               1,030,062        2,328,572        1,154,808        1,971,933            6,467           69,419
         Units redeemed            (1,538,434)      (2,470,211)      (2,215,971)      (3,234,395)         (29,940)        (140,137)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,269,652        3,778,024        5,948,484        7,009,647          151,332          174,805
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                     The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.         Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                        Van Kampen UIF                                                     Van Kampen UIF
                                         Global Value                    Van Kampen UIF                     International
                                            Equity                         High Yield                          Magnum
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $            97  $          (170) $           549  $           (99) $      (566,414) $      (124,287)
Net realized gains (losses)             2,258              487           (4,037)          47,060        4,693,661        1,443,550
Change in unrealized gains
   (losses)                             6,505            1,666            4,057          (55,490)       3,729,396        1,725,734
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations               8,860            1,983              569           (8,529)       7,856,643        3,044,997
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -                -               48               44          243,770          222,392
Benefit payments                            -                -                -                -         (554,489)        (536,088)
Payments on termination                (1,257)            (428)               -           (1,949)      (5,426,384)      (4,034,657)
Contract maintenance charge               (59)             (49)             (17)             (34)         (12,319)         (12,736)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                    (39)           3,795               37         (332,454)       3,951,152        1,967,746
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                        (1,355)           3,318               68         (334,393)      (1,798,270)      (2,393,343)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                               7,505            5,301              637         (342,922)       6,058,373          651,654

NET ASSETS AT BEGINNING OF
   PERIOD                              46,722           41,421            8,090          351,012       34,680,149       34,028,495
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $        54,227  $        46,722  $         8,727  $         8,090  $    40,738,522  $    34,680,149
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period               3,976            3,707              636           27,466        3,464,574        3,705,420
         Units issued                       -              309                6               10          885,196        1,709,403
         Units redeemed                  (105)             (40)              (1)         (26,840)      (1,032,393)      (1,950,249)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                         3,871            3,976              641              636        3,317,377        3,464,574
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                     The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.         Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         Van Kampen UIF                    Van Kampen UIF
                                       Van Kampen UIF                     U.S. Mid Cap                        U.S. Real
                                       Mid Cap Growth                         Value                            Estate
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (689,729) $      (613,598) $    (1,913,173) $    (1,844,809) $      (392,149) $      (280,666)
Net realized gains (losses)         5,343,664        2,748,337       23,829,644        8,692,229       13,558,564        8,573,082
Change in unrealized gains
   (losses)                        (1,984,782)       3,449,254        1,819,454        6,830,025        9,609,829        1,622,054
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           2,669,153        5,583,993       23,735,925       13,677,445       22,776,244        9,914,470
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              293,797          348,909          528,121          739,604          239,305          330,607
Benefit payments                     (614,118)        (675,318)      (2,124,635)      (2,033,395)      (1,442,912)      (1,591,440)
Payments on termination            (6,008,822)      (4,306,254)     (18,558,759)     (15,158,596)     (12,191,427)      (9,251,072)
Contract maintenance charge           (11,140)         (11,058)        (100,516)        (106,026)         (20,556)         (22,839)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              2,642,360        3,627,553         (609,860)          33,254         (580,611)      (1,947,877)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (3,697,923)      (1,016,168)     (20,865,649)     (16,525,159)     (13,996,201)     (12,482,621)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,028,770)       4,567,825        2,870,276       (2,847,714)       8,780,043       (2,568,151)

NET ASSETS AT BEGINNING OF
   PERIOD                          41,085,850       36,518,025      138,618,855      141,466,569       70,733,118       73,301,269
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    40,057,080  $    41,085,850  $   141,489,131  $   138,618,855  $    79,513,161  $    70,733,118
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           2,911,403        2,992,347       11,514,149       12,987,624        2,894,820        3,447,898
         Units issued                 786,090        1,857,755        1,389,167        3,126,070          445,890          635,111
         Units redeemed            (1,055,208)      (1,938,699)      (2,999,308)      (4,599,545)        (944,202)      (1,188,189)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     2,642,285        2,911,403        9,904,008       11,514,149        2,396,508        2,894,820
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal              The Universal Institutional       The Universal Institutional
                                  Institutional Funds, Inc.          Funds, Inc. (Class II)            Funds, Inc. (Class II)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                         Van Kampen UIF                    Van Kampen UIF
                                       Van Kampen UIF                       Emerging                          Emerging
                                            Value                    Markets Debt (Class II)          Markets Equity (Class II)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $           517  $          (771) $     1,999,653  $     1,241,864  $      (266,743) $      (190,777)
Net realized gains (losses)            43,894           24,953          575,257          405,390        1,778,274        1,057,907
Change in unrealized gains
   (losses)                             2,299          (14,187)        (146,605)         501,823        6,888,338        3,437,670
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              46,710            9,995        2,428,305        2,149,077        8,399,869        4,304,800
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    -              750        3,280,270        4,983,155        5,296,424        7,741,123
Benefit payments                            -                -         (184,157)        (243,067)        (136,711)         (57,719)
Payments on termination               (52,354)         (28,099)      (1,408,025)        (842,598)      (1,499,562)        (795,266)
Contract maintenance charge              (174)            (208)        (101,367)         (74,290)        (103,277)         (39,190)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                  1,149           27,023          130,236        2,410,786        1,640,645        1,726,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (51,379)            (534)       1,716,957        6,233,986        5,197,519        8,575,600
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                              (4,669)           9,461        4,145,262        8,383,063       13,597,388       12,880,400

NET ASSETS AT BEGINNING OF
   PERIOD                             346,679          337,218       25,553,795       17,170,732       21,347,870        8,467,470
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       342,010  $       346,679  $    29,699,057  $    25,553,795  $    34,945,258  $    21,347,870
                              ===============  ===============  ===============  ===============  ===============  ===============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period              25,837           25,430        1,663,103        1,247,997          902,850          471,307
         Units issued                     399            2,903          492,525          863,026          390,017        1,186,049
         Units redeemed                (4,040)          (2,496)        (400,880)        (447,920)        (197,851)        (754,506)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                        22,196           25,837        1,754,748        1,663,103        1,095,016          902,850
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 The Universal Institutional       The Universal Institutional       The Universal Institutional
                                    Funds, Inc. (Class II)           Funds, Inc. (Class II)            Funds, Inc. (Class II)
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Van Kampen UIF                                                      Van Kampen UIF
                                         Equity and                      Van Kampen UIF                        Global
                                      Income (Class II)             Equity Growth (Class II)            Franchise (Class II)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (357,167) $      (401,526) $      (324,622) $      (236,088) $      (257,268) $      (905,950)
Net realized gains (losses)         2,973,316          876,098          819,551          428,708        4,042,433        1,052,012
Change in unrealized gains
   (losses)                         5,208,177        2,271,605         (214,105)       2,336,944       13,184,322        5,001,853
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations           7,824,326        2,746,177          280,824        2,529,564       16,969,487        5,147,915
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           14,385,394       23,987,890          738,261        2,580,542       22,426,308       26,965,969
Benefit payments                   (1,640,127)        (421,538)        (678,927)        (288,283)      (1,130,074)        (587,070)
Payments on termination            (4,080,596)      (1,437,751)      (1,544,613)        (779,222)      (5,243,293)      (2,199,764)
Contract maintenance charge          (157,600)         (68,899)         (45,463)         (45,073)        (304,664)        (142,413)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              8,636,036       10,693,946         (296,095)        (310,164)       6,950,360       12,551,276
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    17,143,107       32,753,648       (1,826,837)       1,157,800       22,698,637       36,587,998
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          24,967,433       35,499,825       (1,546,013)       3,687,364       39,668,124       41,735,913

NET ASSETS AT BEGINNING OF
   PERIOD                          58,795,881       23,296,056       20,355,081       16,667,717       74,280,344       32,544,431
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    83,763,314  $    58,795,881  $    18,809,068  $    20,355,081  $   113,948,468  $    74,280,344
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           4,724,767        1,934,754        1,530,368        1,410,716        5,283,768        2,482,136
         Units issued               3,989,162        4,522,725          516,487          661,917        2,799,723        4,945,236
         Units redeemed            (2,653,322)      (1,732,712)        (661,904)        (542,265)      (1,190,098)      (2,143,604)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     6,060,607        4,724,767        1,384,951        1,530,368        6,893,393        5,283,768
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                               The Universal
                               Institutional
                                 Funds, Inc.      The Universal Institutional       The Universal Institutional
                                 (Class II)          Funds, Inc. (Class II)            Funds, Inc. (Class II)
                                Sub-Account                Sub-Account                       Sub-Account
                              ---------------  --------------------------------  --------------------------------

                                 Van Kampen
                                  UIF Int'l                                              Van Kampen UIF
                               Growth Equity            Van Kampen UIF                    Small Company
                                 (Class II)        Mid Cap Growth (Class II)            Growth (Class II)
                              ---------------  --------------------------------  --------------------------------

                                  2006 (ah)        2006 (x)           2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       (16,501) $      (715,142) $      (499,484) $      (483,345) $      (436,358)
Net realized gains (losses)            13,773        3,712,719        1,394,167        3,211,792          896,154
Change in unrealized gains
   (losses)                           377,889          167,943        3,561,929         (146,114)       2,220,261
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             375,161        3,165,520        4,456,612        2,582,333        2,680,057
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            2,694,057       11,276,357        9,773,885        1,353,937        2,436,414
Benefit payments                     (102,096)        (323,179)        (222,218)        (484,666)        (309,845)
Payments on termination               (12,353)      (2,661,477)      (1,196,082)      (1,928,363)      (1,052,040)
Contract maintenance charge            (1,734)        (138,748)         (86,686)        (100,052)         (96,747)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                811,891        3,273,120        1,290,449       (1,299,785)        (108,464)
                              ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     3,389,765       11,426,073        9,559,348       (2,458,929)         869,318
                              ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                           3,764,926       14,591,593       14,015,960          123,404        3,549,375

NET ASSETS AT BEGINNING OF
   PERIOD                                   -       35,035,239       21,019,279       27,467,554       23,918,179

                              ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     3,764,926  $    49,626,832  $    35,035,239  $    27,590,958  $    27,467,554
                              ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   -        1,948,644        1,348,333        1,559,590        1,507,123
         Units issued                 416,473        1,785,201        1,920,891          321,968          586,835
         Units redeemed               (65,638)        (698,987)      (1,320,580)        (456,746)        (534,368)
                              ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       350,835        3,034,858        1,948,644        1,424,812        1,559,590
                              ===============  ===============  ===============  ===============  ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 The Universal Institutional       The Universal Institutional             Van Kampen Life
                                    Funds, Inc. (Class II)            Funds, Inc. (Class II)              Investment Trust
                                         Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                       Van Kampen UIF                   Van Kampen UIF
                                        U.S. Mid Cap                       U.S. Real
                                      Value (Class II)                 Estate (Class II)                    LIT Comstock
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $    (1,058,192) $      (717,551) $      (692,383) $      (373,854) $        56,357  $      (299,835)
Net realized gains (losses)        10,092,338        1,607,747       12,611,326        5,332,414       10,525,160        7,271,007
Change in unrealized gains
   (losses)                         3,425,243        4,312,502       19,161,802        6,168,507        3,962,999       (3,659,429)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations          12,459,389        5,202,698       31,080,745       11,127,067       14,544,516        3,311,743
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                           12,221,679       15,862,014       12,858,347       18,333,561          343,491          545,787
Benefit payments                   (1,200,360)        (362,863)        (894,450)        (489,387)      (1,960,309)      (1,751,734)
Payments on termination            (4,141,843)      (1,646,525)      (5,647,992)      (3,373,155)     (22,266,296)     (16,430,117)
Contract maintenance charge          (248,975)        (161,259)        (363,065)        (251,388)         (44,679)         (50,523)
Transfers among the
   sub-accounts and with the
   Fixed Account - net              1,400,028        2,871,980       (6,005,389)        (465,047)       2,247,280       21,192,269
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                     8,030,529       16,563,347          (52,549)      13,754,584      (21,680,513)       3,505,682
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          20,489,918       21,766,045       31,028,196       24,881,651       (7,135,997)       6,817,425

NET ASSETS AT BEGINNING OF
   PERIOD                          60,801,190       39,035,145       87,616,718       62,735,067      113,318,834      106,501,409
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    81,291,108  $    60,801,190  $   118,644,914  $    87,616,718  $   106,182,837  $   113,318,834
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,854,542        2,709,092        4,153,868        3,416,901        9,040,553        8,735,617
         Units issued               1,541,930        2,720,642        1,078,358        2,483,424        1,378,010        4,254,315
         Units redeemed              (971,808)      (1,575,192)      (1,094,791)      (1,746,457)      (3,027,802)      (3,949,379)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     4,424,664        3,854,542        4,137,435        4,153,868        7,390,761        9,040,553
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Van Kampen Life                   Van Kampen Life                  Van Kampen Life
                                       Investment Trust                  Investment Trust                 Investment Trust
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                                                            LIT Money
                                        LIT Government                        Market                      Strat Growth I (ai)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $        47,178  $        52,552  $        83,208  $        37,667  $      (917,901) $      (908,986)
Net realized gains (losses)            (8,050)              42                -                -       (3,911,659)      (6,090,814)
Change in unrealized gains
   (losses)                             3,042          (10,578)               -                -        5,476,960       10,975,234
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations              42,170           42,016           83,208           37,667          647,400        3,975,434
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                               29,500           10,886           29,598           19,056          117,343          242,681
Benefit payments                       (5,751)               -           (9,105)         (72,676)      (1,317,374)      (1,151,614)
Payments on termination              (454,189)        (195,059)      (1,218,491)        (230,469)     (10,649,467)      (9,171,047)
Contract maintenance charge              (852)            (984)          (9,846)         (11,241)         (44,423)         (55,655)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                377,909         (216,805)       1,095,041          738,085       (5,995,331)      (6,766,031)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (53,383)        (401,962)        (112,803)         442,755      (17,889,252)     (16,901,666)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             (11,213)        (359,946)         (29,595)         480,422      (17,241,852)     (12,926,232)

NET ASSETS AT BEGINNING OF
   PERIOD                           1,637,127        1,997,073        2,960,581        2,480,159       68,989,574       81,915,806
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,625,914  $     1,637,127  $     2,930,986  $     2,960,581  $    51,747,722  $    68,989,574
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period             145,861          181,800          272,700          231,463        7,916,041        9,614,470
         Units issued                  60,258            8,118          178,712          197,140          495,653        1,747,133
         Units redeemed               (63,919)         (44,057)        (188,294)        (155,903)      (2,384,792)      (3,445,562)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                       142,200          145,861          263,118          272,700        6,026,902        7,916,041
                              ===============  ===============  ===============  ===============  ===============  ===============

(ai) Previously known as LIT Emerging Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Van Kampen                       Van Kampen                      Van Kampen
                                        Life Investment                  Life Investment                 Life Investment
                                        Trust (Class II)                 Trust (Class II)                Trust (Class II)
                                          Sub-Account                      Sub-Account                     Sub-Account
                              --------------------------------  --------------------------------  --------------------------------

                                          LIT Aggressive                   LIT Comstock                   LIT Growth and
                                        Growth (Class II)                   (Class II)                   Income (Class II)
                              --------------------------------  --------------------------------  --------------------------------

                                    2006             2005             2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $      (394,031) $      (369,272) $    (1,500,077) $    (2,391,341) $    (1,155,764) $    (1,135,014)
Net realized gains (losses)         2,541,104          489,367       26,740,375       12,095,847       13,319,030        4,938,775
Change in unrealized gains
   (losses)                        (1,466,903)       1,834,989       19,295,277       (1,599,737)       9,201,401        6,088,763
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             680,170        1,955,084       44,535,575        8,104,769       21,364,667        9,892,524
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                              345,396          909,403       27,115,674       66,544,104       16,086,756       29,556,707
Benefit payments                     (344,751)        (160,770)      (4,862,130)      (2,904,246)      (2,497,238)      (1,015,936)
Payments on termination            (1,366,846)      (1,160,316)     (23,354,908)     (14,538,226)     (10,001,941)      (5,066,716)
Contract maintenance charge           (63,662)         (63,783)        (753,914)        (472,563)        (551,548)        (414,634)
Transfers among the
   sub-accounts and with the
   Fixed Account - net               (857,518)         964,118       (3,039,368)      24,120,339          372,909        5,721,573
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                    (2,287,381)         488,652       (4,894,646)      72,749,408        3,408,938       28,780,994
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                          (1,607,211)       2,443,736       39,640,929       80,854,177       24,773,605       38,673,518

NET ASSETS AT BEGINNING OF
   PERIOD                          23,586,897       21,143,161      317,127,980      236,273,803      147,127,980      108,454,462
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    21,979,686  $    23,586,897  $   356,768,909  $   317,127,980  $   171,901,585  $   147,127,980
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           1,820,915        1,773,832       23,944,803       18,304,250        9,457,634        7,526,566
         Units issued                 377,364        1,204,947        5,170,352       14,315,172        2,327,230        4,622,612
         Units redeemed              (560,399)      (1,157,864)      (5,459,218)      (8,674,619)      (2,113,251)      (2,691,544)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     1,637,880        1,820,915       23,655,937       23,944,803        9,671,613        9,457,634
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Van Kampen                       Van Kampen
                                        Life Investment                 Life Investment
                                       Trust (Class II)                 Trust (Class II)
                                          Sub-Account                     Sub-Account
                              --------------------------------  --------------------------------

                                           LIT Money
                                       Market (Class II)              Strat Growth II (aj)
                              --------------------------------  --------------------------------

                                    2006             2005             2006             2005
                              ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)  $       738,710  $       213,297  $    (1,168,398) $    (1,122,442)
Net realized gains (losses)                 -                -        1,365,382          728,461
Change in unrealized gains
   (losses)                                 -                -          189,436        4,192,013
                              ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from operations             738,710          213,297          386,420        3,798,032
                              ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                            4,654,118       11,222,329        3,714,332        6,584,735
Benefit payments                   (1,815,526)      (1,695,174)        (909,703)        (802,262)
Payments on termination            (3,440,735)      (1,113,475)      (4,613,808)      (4,020,716)
Contract maintenance charge          (110,273)         (80,109)        (140,111)        (125,239)
Transfers among the
   sub-accounts and with the
   Fixed Account - net                654,091        4,165,000       (1,659,789)        (644,141)
                              ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
   assets from contract
   transactions                       (58,325)      12,498,571       (3,609,079)         992,377
                              ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
   ASSETS                             680,385       12,711,868       (3,222,659)       4,790,409

NET ASSETS AT BEGINNING OF
   PERIOD                          30,361,706       17,649,838       68,764,653       63,974,244
                              ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    31,042,091  $    30,361,706  $    65,541,994  $    68,764,653
                              ===============  ===============  ===============  ===============

UNITS OUTSTANDING
   Units outstanding at
      beginning of period           3,044,840        1,783,788        6,957,992        7,133,955
         Units issued               2,346,171        2,532,404        1,095,176        1,588,489
         Units redeemed            (2,356,179)      (1,271,352)      (1,581,368)      (1,764,452)
                              ---------------  ---------------  ---------------  ---------------
   Units outstanding at end
      of period                     3,034,832        3,044,840        6,471,800        6,957,992
                              ===============  ===============  ===============  ===============

(aj) Previously known as LIT Emerging Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life.

     Allstate Life issues the following variable annuity contracts through the
     Account: SelectDirections Variable Annuity, the Allstate Personal Retirement Manager, the Allstate Variable Annuity, the Morgan Stanley Variable Annuity II, the Morgan Stanley Variable Annuity II Asset Manager, Preferred Client Variable Annuity, the Morgan Stanley Variable Annuity 3, the Morgan Stanley Variable Annuity 3 AssetManager, the Allstate Advisor Variable Annuity, the Putnam Allstate Advisor Variable Annuity, AIM Lifetime PlusSM Variable Annuity, AIM Lifetime PlusSM II Variable Annuity, AIM Lifetime Enhanced ChoiceSM Variable Annuity, AIM Lifetime America Variable Annuity Series, the STI Classic Variable Annuity, the Allstate Provider Variable Annuity Series, the Allstate Provider, Scudder Horizon Advantage Variable Annuity, (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of the Allstate Advisor Variable Annuity, AIM Lifetime PlusSM Variable Annuity, and the AIM Lifetime PlusSM II Variable Annuity, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS           AIM VARIABLE INSURANCE FUNDS
        AIM V. I. Aggressive Growth            (CONTINUED)
           (Merged into AIM V. I.              AIM V. I. Mid Cap Core Equity
           Capital Appreciation on             AIM V. I. Money Market
           May 1, 2006)                        AIM V. I. Premier Equity
        AIM V. I. Basic Balanced                  (Merged into AIM V. I. Core
        AIM V. I. Basic Value                     Equity on May 1, 2006)
        AIM V. I. Blue Chip (Merged            AIM V. I. Technology
           into AIM V. I. Large Cap            AIM V. I. Utilities
           Growth on June 12, 2006)         AIM VARIABLE INSURANCE FUNDS SERIES
        AIM V. I. Capital Appreciation         II
        AIM V. I. Capital Development          AIM V. I. Aggressive Growth II
        AIM V. I. Core Equity                     (Merged into AIM V. I.
        AIM V. I. Demographic Trends              Capital Appreciation II on
           (Merged into AIM V. I.                 May 1, 2006)
           Capital Appreciation on             AIM V. I. Basic Balanced II
           November 3, 2006)                   AIM V. I. Basic Value II
        AIM V. I. Diversified Income           AIM V. I. Blue Chip II (Merged
        AIM V. I. Government                      into AIM V. I. Large Cap
           Securities                             Growth II on June 12, 2006)
        AIM V. I. Growth (Merged into          AIM V. I. Capital Appreciation
           AIM V. I. Capital                      II
           Appreciation on May 1,              AIM V. I. Capital Development
           2006)                                  II
        AIM V. I. High Yield                   AIM V. I. Core Equity II
        AIM V. I. International Growth         AIM V. I. Demographic Trends
        AIM V. I. Large Cap Growth                II (Merged into AIM V. I.
                                                  Capital Appreciation II on
                                                  November 3, 2006)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     AIM VARIABLE INSURANCE FUNDS SERIES    FIDELITY VARIABLE INSURANCE PRODUCTS
        II (CONTINUED)                         FUND (CONTINUED)
        AIM V. I. Diversified Income           VIP Contrafund
           II                                  VIP Equity-Income
        AIM V. I. Government                   VIP Growth
           Securities II                       VIP High Income
        AIM V. I. Growth II (Merged            VIP Index 500
           into AIM V. I. Capital              VIP Investment Grade Bond
           Appreciation II on May 1,           VIP Overseas
           2006)                            FIDELITY VARIABLE INSURANCE PRODUCTS
        AIM V. I. High Yield II                FUND (SERVICE CLASS 2)
        AIM V. I. International Growth         VIP Asset Manager Growth
           II                                     (Service Class 2)
        AIM V. I. Large Cap Growth II          VIP Contrafund (Service Class
        AIM V. I. Mid Cap Core Equity             2)
           II                                  VIP Equity-Income (Service
        AIM V. I. Money Market II                 Class 2)
        AIM V. I. Premier Equity II            VIP Freedom 2010 Portfolio
           (Merged into AIM Core                  (Service Class 2)
           Equity II on May 1, 2006)           VIP Freedom 2020 Portfolio
        AIM V. I. Technology II                   (Service Class 2)
        AIM V. I. Utilities II                 VIP Freedom 2030 Portfolio
     ALLIANCEBERNSTEIN VARIABLE PRODUCT           (Service Class 2)
        SERIES FUND                            VIP Freedom Growth Stock
        AllianceBernstein Growth                  Portfolio (Service Class 2)
        AllianceBernstein Growth &             VIP Freedom Income Portfolio
           Income                                 (Service Class 2)
        AllianceBernstein                      VIP Growth & Income (Service
           International Value                    Class 2)
        AllianceBernstein Large Cap            VIP Growth (Service Class 2)
           Growth                              VIP High Income (Service Class
        AllianceBernstein Small/Mid               2)
           Cap Value                           VIP Index 500 (Service
        AllianceBernstein Utility                 Class 2)
           Income                              VIP Investment Grade Bond
        AllianceBernstein Value                   (Service Class 2)
     AMERICAN CENTURY VARIABLE                    VIP Mid Cap (Service Class 2)
        PORTFOLIOS, INC.                          VIP Money Market (Service
        American Century VP Balanced              Class 2)
        American Century VP                    VIP Overseas (Service Class 2)
           International                    FRANKLIN TEMPLETON VARIABLE
     DREYFUS SOCIALLY RESPONSIBLE GROWTH       INSURANCE PRODUCTS TRUST
        FUND, INC.                             Franklin Flex Cap Growth
        Dreyfus Socially Responsible              Securities
           Growth Fund                         Franklin Growth and Income
     DREYFUS STOCK INDEX FUND                     Securities
        Dreyfus Stock Index Fund               Franklin High Income Sec 2
     DREYFUS VARIABLE INVESTMENT FUND             (Previously known as
        VIF Growth & Income                    Franklin High Income)
        VIF Money Market                       Franklin Income Securities
        VIF Small Company Stock                Franklin Large Cap Growth
     DWS VARIABLE SERIES I                        Securities
        DWS VIP Bond A (Previously             Franklin Small Cap Value
           known as Bond)                         Securities
        DWS VIP Capital Growth A               Franklin Small-Mid Cap Growth
           (Previously known as                   Securities Franklin U.S.
           Capital Growth)                        Government
        DWS VIP Global Opportunities           Mutual Discovery
           (Previously known as Global         Mutual Shares Securities
           Discovery)                          Templeton Developing Markets
        DWS VIP Growth and Income A               Securities
           (Previously known as Growth         Templeton Foreign Securities
           & Income)                           Templeton Global Income
        DWS VIP International                     Securities
        DWS VIP Money Market A                 Templeton Growth Securities
           (Previously known as Money       GOLDMAN SACHS VARIABLE INSURANCE
           Market. Merged into DWS VIP            TRUST
           Money Market A II on                VIT Capital Growth
           November 3, 2006)                   VIT Growth and Income
     DWS VARIABLE SERIES II                    VIT International Equity
        DWS VIP Balanced A (Previously         VIT Mid Cap Value
           known as Total Return)              VIT Structured Small Cap
        DWS VIP Money Market A II                 Equity Fund (Previously
        DWS VIP Small Cap Growth A                known as VIT CORE Small Cap
           (Previously known as Small             Equity)
           Cap Growth)                         VIT Structured U. S. Equity
     FEDERATED INSURANCE SERIES                   Fund (Previously known as
        Federated Prime Money Fund II          VIT CORE U.S. Equity)
     FIDELITY VARIABLE INSURANCE PRODUCTS
        FUND
        VIP Contrafund

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     JANUS ASPEN SERIES                     MORGAN STANLEY VARIABLE INVESTMENT
        Forty Portfolio                     SERIES (CLASS Y SHARES)
     JANUS ASPEN SERIES (SERVICE SHARES)       (CONTINUED)
        Foreign Stock (Service Shares)         Global Advantage (Class Y
        Worldwide Growth (Service                 Shares)
        Shares)*                               Global Dividend Growth (Class
     LAZARD RETIREMENT SERIES, INC.               Y Shares)
        Emerging Markets                       High Yield (Class Y Shares)
     LEGG MASON PARTNERS VARIABLE              Income Builder (Class Y
        PORTFOLIOS I, INC (PREVIOUSLY             Shares)
        KNOWN AS SALOMON BROTHERS              Information (Class Y Shares)
        VARIABLE SERIES FUNDS, INC.)              (Closed June 23, 2006)
        Legg Mason Variable All Cap            Limited Duration (Class Y
           Portfolio I (Previously                Shares)
           known as All Cap Fund)              Money Market (Class Y Shares)
        Legg Mason Variable Invest.               (Closed June 23, 2006)
           Portfolio I (Previously             Quality Income Plus (Class Y
           known as Investors)                    Shares)
     LORD ABBETT SERIES FUND                   S&P 500 Index (Class Y Shares)
        All Value                              Strategist (Class Y Shares)
        Bond-Debenture                         Utilities (Class Y Shares)
        Growth and Income                NEUBERGER & BERMAN ADVISORS
        Growth Opportunities                MANAGEMENT TRUST
        Mid-Cap Value                          AMT Guardian*
     MFS VARIABLE INSURANCE TRUST              AMT Mid-Cap Growth
        MFS Emerging Growth                    AMT Partners
        MFS High Income                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
        MFS Investors Trust                    Oppenheimer Balanced
        MFS New Discovery                      Oppenheimer Capital
        MFS Research                              Appreciation
        MFS Research Bond                      Oppenheimer Core Bond
        MFS Utilities                          Oppenheimer Global Securities
     MFS VARIABLE INSURANCE TRUST              Oppenheimer High Income
        (SERVICE CLASS)                        Oppenheimer Main Street
        MFS Emerging Growth (Service           Oppenheimer Main Street Small
           Class)                                 Cap Growth
        MFS Investors Trust (Service           Oppenheimer MidCap Fund
           Class)                                 (Previously known as
        MFS New Discovery (Service             Oppenheimer Aggressive
           Class)                                 Growth)
        MFS Research (Service Class)           Oppenheimer Strategic Bond
        MFS Utilities (Service Class)    OPPENHEIMER VARIABLE ACCOUNT FUNDS
     MORGAN STANLEY VARIABLE INVESTMENT        (SERVICE CLASS ("SC"))
        SERIES                                 Oppenheimer Balanced (SC)
        Aggressive Equity                      Oppenheimer Capital
        Dividend Growth                           Appreciation (SC)
        Equity                                 Oppenheimer Core Bond (SC)
        European Growth                        Oppenheimer Global Securities
        Global Advantage                          (SC)
        Global Dividend Growth                 Oppenheimer High Income (SC)
        High Yield                             Oppenheimer Main Street (SC)
        Income Builder (Closed on June         Oppenheimer Main Street
           23, 2006)                              Small Cap Growth (SC)
        Information                            Oppenheimer MidCap Fund
        Limited Duration                          (Service Shares)
        Money Market                              (Previously known as
        Quality Income Plus                    Oppenheimer Aggressive
        S&P 500 Index                             Growth (SC))
        Strategist                             Oppenheimer Strategic Bond
        Utilities                                 (SC)
     MORGAN STANLEY VARIABLE INVESTMENT     PIMCO ADVISORS VARIABLE INSURANCE
        SERIES (CLASS Y SHARES)                TRUST
        Aggressive Equity (Class Y             OpCap Balanced
           Shares)                             OpCap Small Cap
        Dividend Growth (Class Y               PEA Science and Technology
           Shares)                                (Closed May 1, 2005)
        Equity (Class Y Shares)             PIMCO VARIABLE INSURANCE TRUST
        European Growth (Class Y               Foreign Bond
           Shares)                             Money Market
                                               PIMCO Total Return
                                               PIMCO VIT Commodity Real
                                                  Return Strategy

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PIMCO VARIABLE INSURANCE TRUST         STI CLASSIC VARIABLE TRUST
        (CONTINUED)                            (CONTINUED)
        PIMCO VIT Emerging Markets             STI Investment Grade Bond
           Bond                                STI Large Cap Relative Value
           (Admin Shares)                      STI Large Cap Value Equity
        PIMCO VIT Real Return (Advisor         STI Mid-Cap Equity
           Shares)                             STI Small Cap Value Equity
        PIMCO VIT Total Return           THE UNIVERSAL INSTITUTIONAL FUNDS,
           (Advisor Shares)                 INC.
     PUTNAM VARIABLE TRUST                     Van Kampen UIF Emerging
        VT American Government Income          Markets Equity
        VT Capital Appreciation                Van Kampen UIF Equity Growth
        VT Capital Opportunities               Van Kampen UIF Fixed Income
        VT Discovery Growth                    Van Kampen UIF Global Value
        VT Diversified Income                     Equity
        VT Equity Income                       Van Kampen UIF High Yield
        VT The George Putnam Fund of           Van Kampen UIF International
           Boston                                 Magnum
        VT Global Asset Allocation             Van Kampen UIF Mid Cap Growth
        VT Global Equity                       Van Kampen UIF U.S. Mid Cap
        VT Growth and Income                      Value
        VT Growth Opportunities                Van Kampen UIF U.S. Real
        VT Health Sciences                        Estate
        VT High Yield                          Van Kampen UIF Value
        VT Income                        THE UNIVERSAL INSTITUTIONAL FUNDS,
        VT International Equity                INC. (CLASS II)
        VT International Growth and            Van Kampen UIF Emerging
           Income                                 Markets Debt (Class II)
        VT International New                   Van Kampen UIF Emerging
           Opportunities                          Markets Equity (Class II)
        VT Investors                           Van Kampen UIF Equity and
        VT Mid Cap Value                          Income (Class II)
        VT Money Market                        Van Kampen UIF Equity Growth
        VT New Opportunities                      (Class II)
        VT New Value                           Van Kampen UIF Global
        VT OTC & Emerging Growth                  Franchise (Class II)
        VT Research                            Van Kampen UIF Int'l Growth
        VT Small Cap Value                        Equity (Class II)
        VT Utilities Growth and Income         Van Kampen UIF Mid Cap Growth
        VT Vista                                  (Class II)
        VT Voyager                             Van Kampen UIF Small Company
     RYDEX VARIABLE TRUST                         Growth (Class II)
        Rydex OTC                              Van Kampen UIF U.S. Mid Cap
     SCUDDER VARIABLE SERIES I                    Value (Class II)
        21st Century Growth (Merged            Van Kampen UIF U.S. Real
           into Small Cap Growth                 Estate (Class II)
           Sub-Account on April 29,      VAN KAMPEN LIFE INVESTMENT TRUST
           2005)                               LIT Comstock
        Balanced (Merged into Total            LIT Government
           Return on April 29, 2005)           LIT Money Market
     SCUDDER VARIABLE SERIES II                Strat Growth I (Previously
        Growth (Merged into Capital               known as LIT Emerging
           Growth on April 29, 2005)              Growth)
     STI CLASSIC VARIABLE TRUST             VAN KAMPEN LIFE INVESTMENT TRUST
        STI Capital Appreciation            (CLASS II)
        STI International Equity            LIT Aggressive Growth (Class
                                                  II)
                                               LIT Comstock (Class II)
                                               LIT Growth and Income (Class
                                                  II)
                                               LIT Money Market (Class II)
                                               Strat Growth II (Previously
                                                  known as LIT Emerging
                                                  Growth (Class II))

*Fund was available, but had no assets at December 31, 2006


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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

     PENDING ACCOUNTING STANDARD - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157") which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Account's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Account's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the financial statements of the Account.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate Life deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2006 were as follows:

                                                                     Purchases
                                                                 ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Aggressive Growth (a)                            $       352,607
      AIM V. I. Basic Balanced                                         3,216,371
      AIM V. I. Basic Value                                            3,987,183
      AIM V. I. Blue Chip (b)                                            351,875
      AIM V. I. Capital Appreciation (a) (c) (d)                     115,838,482
      AIM V. I. Capital Development                                    3,203,052
      AIM V. I. Core Equity (e)                                      147,907,154
      AIM V. I. Demographic Trends (c)                                 1,075,898
      AIM V. I. Diversified Income                                     3,050,705
      AIM V. I. Government Securities                                  2,052,657
      AIM V. I. Growth (d)                                               559,192
      AIM V. I. High Yield                                             2,368,069
      AIM V. I. International Growth                                   9,293,066
      AIM V. I. Large Cap Growth (b) (f)                              18,884,651
      AIM V. I. Mid Cap Core Equity                                    7,719,779
      AIM V. I. Money Market                                          18,755,387
      AIM V. I. Premier Equity (e)                                     2,431,105
      AIM V. I. Technology                                             1,075,119
      AIM V. I. Utilities                                              2,488,561

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
      AIM V. I. Aggressive Growth II (g)                                   5,510
      AIM V. I. Basic Balanced II                                        122,933
      AIM V. I. Basic Value II                                         1,363,366
      AIM V. I. Blue Chip II (h)                                           1,978
      AIM V. I. Capital Appreciation II (g) (i) (j)                    1,451,906
      AIM V. I. Capital Development II                                   160,366
      AIM V. I. Core Equity II (k)                                     5,095,304
      AIM V. I. Demographic Trends II (i)                                 37,875
      AIM V. I. Diversified Income II                                     97,814

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(f) For the period beginning June 12, 2006 and ended December 31, 2006
(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the AIM Variable Insurance Funds
   Series II Sub-Accounts (continued):
      AIM V. I. Government Securities II                         $        77,077
      AIM V. I. Growth II (j)                                              8,143
      AIM V. I. High Yield II                                             71,784
      AIM V. I. International Growth II                                  491,507
      AIM V. I. Large Cap Growth II (f) (h)                              969,777
      AIM V. I. Mid Cap Core Equity II                                   921,393
      AIM V. I. Money Market II                                          813,422
      AIM V. I. Premier Equity II (k)                                     51,755
      AIM V. I. Technology II                                             11,005
      AIM V. I. Utilities II                                             254,410

Investments in the AllianceBernstein Variable Product
   Series Fund Sub-Accounts:
      AllianceBernstein Growth                                         9,420,658
      AllianceBernstein Growth & Income                               20,987,643
      AllianceBernstein International Value                           23,622,417
      AllianceBernstein Large Cap Growth                               8,596,917
      AllianceBernstein Small/Mid Cap Value                           10,506,736
      AllianceBernstein Utility Income                                 2,730,063
      AllianceBernstein Value                                          3,420,034

Investments in the American Century Variable Portfolios,
   Inc Sub-Accounts:
      American Century VP Balanced                                        11,707
      American Century VP International                                      442

Investments in the Dreyfus Socially Responsible Growth
   Fund, Inc. Sub-Accounts:
      Dreyfus Socially Responsible Growth Fund                               237

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
      Dreyfus Stock Index Fund                                            42,785

Investments in the Dreyfus Variable Investment Fund
   Sub-Accounts:
      VIF Growth & Income                                                 27,412
      VIF Money Market                                                   164,012
      VIF Small Company Stock                                             17,806

(f) For the period beginning June 12, 2006 and ended December 31, 2006
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the DWS Variable Series I Sub-Accounts:(l)
      DWS VIP Bond A (m)                                         $        63,909
      DWS VIP Capital Growth A (n)                                        45,558
      DWS VIP Global Opportunities (p)                                   387,578
      DWS VIP Growth and Income A (q)                                    348,074
      DWS VIP International (r)                                          109,655
      DWS VIP Money Market A (s) (t)                                     854,435

Investments in the DWS Variable Series II Sub-Accounts: (o)
      DWS VIP Balanced A (u)                                             251,199
      DWS VIP Money Market A II (t) (v)                                1,299,862
      DWS VIP Small Cap Growth A (w)                                     192,112

Investments in the Federated Insurance Series Sub-Account:
      Federated Prime Money Fund II                                    3,887,205

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
      VIP Contrafund                                                   2,686,890
      VIP Equity-Income                                                  983,272
      VIP Growth                                                         364,527
      VIP High Income                                                    360,399
      VIP Index 500                                                      617,782
      VIP Investment Grade Bond                                          318,564
      VIP Overseas                                                       592,789

Investments in the Fidelity Variable Insurance Products
   Fund (Service Class 2) Sub-Accounts:
      VIP Asset Manager Growth (Service Class 2)                          21,232
      VIP Contrafund (Service Class 2)                                57,166,254
      VIP Equity-Income (Service Class 2)                                660,475

(l) Previously known as Scudder Variable Series I
(m) Previously known as Bond
(n) Previously known as Capital Growth
(o) Previously known as Scudder Variable Series II
(p) Previously known as Global Discovery
(q) Previously known as Growth & Income
(r) Previously known as International
(s) Previously known as Money Market
(t) On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u) Previously known as Total Return
(v) For the period beginning November 3, 2006, and ended December 31, 2006
(w) Previously known as Small Cap Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Fidelity Variable Insurance Products
   Fund (Service Class 2) Sub-Accounts (continued):
      VIP Freedom 2010 Portfolio (Service Class 2) (x)           $     3,389,588
      VIP Freedom 2020 Portfolio (Service Class 2) (x)                 2,130,266
      VIP Freedom 2030 Portfolio (Service Class 2) (x)                 1,365,706
      VIP Freedom Growth Stock Portfolio (Service Class 2) (x)           480,733
      VIP Freedom Income Portfolio (Service Class 2) (x)                 749,917
      VIP Growth & Income (Service Class 2)                            8,420,769
      VIP Growth (Service Class 2)                                        14,413
      VIP High Income (Service Class 2)                                5,648,675
      VIP Index 500 (Service Class 2)                                  1,996,491
      VIP Investment Grade Bond (Service Class 2)                            944
      VIP Mid Cap (Service Class 2)                                   15,741,896
      VIP Money Market (Service Class 2) (x)                          12,778,218
      VIP Overseas (Service Class 2)                                      54,453

Investments in the Franklin Templeton Variable Insurance
   Products Trust Sub-Accounts:
      Franklin Flex Cap Growth Securities                              3,436,656
      Franklin Growth and Income Securities                           15,773,845
      Franklin High Income Sec 2 (y)                                   3,370,075
      Franklin Income Securities                                     126,863,468
      Franklin Large Cap Growth Securities                            34,852,726
      Franklin Small Cap Value Securities                             24,717,901
      Franklin Small Mid-Cap Growth Securities                           225,686
      Franklin U.S. Government                                         8,476,264
      Mutual Discovery                                                15,495,628
      Mutual Shares Securities                                        73,251,952
      Templeton Developing Markets Securities                         12,018,145
      Templeton Foreign Securities                                    75,166,941
      Templeton Global Income Securities                                 458,387
      Templeton Growth Securities                                        636,321

(x) For the period beginning May 1, 2006 and ended December 31, 2006
(y) Previously known as Franklin High Income

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 --------------

Investments in the Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
      VIT Capital Growth                                         $            66
      VIT Growth and Income                                            4,659,749
      VIT International Equity                                                97
      VIT Mid Cap Value                                                3,999,394
      VIT Structured Small Cap Equity Fund (z)                        11,573,259
      VIT Structured U.S. Equity Fund (aa)                             7,271,122

Investments in the Janus Aspen Series Sub-Account:
      Forty Portfolio                                                        136

Investments in the Janus Aspen Series (Service Shares)
   Sub-Account:
      Foreign Stock (Service Shares)                                       1,939

Investments in the Lazard Retirement Series, Inc. Sub-Account:
      Emerging Markets                                                     1,715

Investments in the Legg Mason Partners Variable Portfolios
   I, Inc Sub-Accounts: (ab)
      Legg Mason Variable All Cap Portfolio I (ac)                           417
      Legg Mason Variable Investors Portfolio I (ad)                         428

Investments in the Lord Abbett Series Fund Sub-Accounts:
      All Value                                                        8,211,711
      Bond-Debenture                                                  19,432,614
      Growth and Income                                               21,325,070
      Growth Opportunities                                             8,765,215
      Mid-Cap Value                                                   25,249,664

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Emerging Growth                                                 54,963
      MFS High Income                                                    115,359

(z)  Previously known as VIT CORE Small Cap Equity
(aa) Previously known as VIT CORE U.S. Equity
(ab) Previously known as Salomon Brothers Variable Series Funds Inc.
(ac) Previously known as All Cap
(ad) Previously known as Investors

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the MFS Variable Insurance Trust Sub-Accounts
   (continued):
      MFS Investors Trust                                        $        97,140
      MFS New Discovery                                                  307,098
      MFS Research                                                        17,985
      MFS Research Bond                                                  174,191
      MFS Utilities                                                      162,523

Investments in the MFS Variable Insurance Trust (Service
   Class) Sub-Accounts:
      MFS Emerging Growth (Service Class)                                 17,998
      MFS Investors Trust (Service Class)                                 10,545
      MFS New Discovery (Service Class)                                   40,268
      MFS Research (Service Class)                                         9,656
      MFS Utilities (Service Class)                                      120,452

Investments in the Morgan Stanley Variable Investment
   Series Sub-Accounts:
      Aggressive Equity                                                2,700,933
      Dividend Growth                                                  8,319,766
      Equity                                                           2,131,485
      European Growth                                                  4,169,779
      Global Advantage                                                   758,081
      Global Dividend Growth                                           7,662,525
      High Yield                                                       2,667,739
      Income Builder                                                   3,010,506
      Information (ae)                                                   176,054
      Limited Duration                                                 5,401,761
      Money Market                                                    76,502,465
      Quality Income Plus                                             12,686,397
      S&P 500 Index                                                    3,274,124
      Strategist                                                      29,175,370
      Utilities                                                        4,305,814

Investments in the Morgan Stanley Variable Investment
   Series (Class Y Shares) Sub-Accounts:
      Aggressive Equity (Class Y Shares)                               4,616,551
      Dividend Growth (Class Y Shares)                                 5,028,158
      Equity (Class Y Shares)                                          8,076,771
      European Growth (Class Y Shares)                                 3,043,855

(ae) For the period beginning January 1, 2006, and ended June 23, 2006

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Morgan Stanley Variable
   Investment Series (Class Y Shares) Sub-Accounts (continued):
      Global Advantage (Class Y Shares)                          $       490,267
      Global Dividend Growth (Class Y Shares)                          6,741,526
      High Yield (Class Y Shares)                                      2,679,738
      Income Builder (Class Y Shares)                                  3,566,807
      Information (Class Y Shares) (ae)                                  270,816
      Limited Duration (Class Y Shares)                               14,159,155
      Money Market (Class Y Shares) (ae)                              62,060,875
      Quality Income Plus (Class Y Shares)                            38,956,683
      S&P 500 Index (Class Y Shares)                                  14,313,537
      Strategist (Class Y Shares)                                     16,435,589
      Utilities (Class Y Shares)                                       1,599,965

Investments in the Neuberger & Berman Advisors Management
   Trust Sub-Account:
      AMT Partners                                                        16,395

Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Balanced                                             1,093,315
      Oppenheimer Capital Appreciation                                   525,958
      Oppenheimer Core Bond                                              297,841
      Oppenheimer Global Securities                                    1,598,963
      Oppenheimer High Income                                            197,783
      Oppenheimer Main Street                                            315,274
      Oppenheimer Main Street Small Cap Growth                           606,540
      Oppenheimer MidCap Fund (af)                                        90,466
      Oppenheimer Strategic Bond                                         745,607

Investments in the Oppenheimer Variable Account Funds
   (Service Class ("SC")) Sub-Accounts:
      Oppenheimer Balanced (SC)                                        7,421,880
      Oppenheimer Capital Appreciation (SC)                           18,099,421
      Oppenheimer Core Bond (SC)                                      28,215,922
      Oppenheimer Global Securities (SC)                              13,127,230
      Oppenheimer High Income (SC)                                     8,645,384

(ae) For the period beginning January 1, 2006, and ended June 23, 2006
(af) Previously known as Oppenheimer Aggressive Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Oppenheimer Variable Account
   Funds (Service Class ("SC")) Sub-Accounts (continued):
      Oppenheimer Main Street (SC)                               $    29,863,629
      Oppenheimer Main Street Small Cap Growth (SC)                   15,280,323
      Oppenheimer MidCap Fund (SC) (ag)                                6,035,413
      Oppenheimer Strategic Bond (SC)                                 30,359,954

Investments in the PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      OpCap Balanced                                                         344
      OpCap Small Cap                                                        107

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                           304
      Money Market                                                           436
      PIMCO Total Return                                                   3,563
      PIMCO VIT Commodity Real Return Strategy (x)                     2,228,161
      PIMCO VIT Emerging Markets Bond (Admin Shares) (x)                 475,218
      PIMCO VIT Real Return (Advisor Shares) (x)                       2,052,147
      PIMCO VIT Total Return (Advisor Shares) (x)                     12,365,026

Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income                                    5,893,518
      VT Capital Appreciation                                          3,109,858
      VT Capital Opportunities                                         4,916,807
      VT Discovery Growth                                                808,044
      VT Diversified Income                                           12,227,387
      VT Equity Income                                                 9,826,224
      VT The George Putnam Fund of Boston                             29,270,991
      VT Global Asset Allocation                                      16,598,839
      VT Global Equity                                                 3,512,047
      VT Growth and Income                                            32,456,219
      VT Growth Opportunities                                            960,048
      VT Health Sciences                                               2,382,501
      VT High Yield                                                   19,275,035
      VT Income                                                       42,639,352
      VT International Equity                                         44,047,704
      VT International Growth and Income                              11,204,069

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ag) Previously known as Oppenheimer Aggressive Growth (SC)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the Putnam Variable Trust Sub-Accounts
   (continued):
      VT International New Opportunities                         $     7,709,945
      VT Investors                                                    12,824,810
      VT Mid Cap Value                                                 7,180,393
      VT Money Market                                                131,538,098
      VT New Opportunities                                             2,090,596
      VT New Value                                                    44,576,258
      VT OTC & Emerging Growth                                           976,071
      VT Research                                                      2,452,866
      VT Small Cap Value                                              25,206,511
      VT Utilities Growth and Income                                   4,187,734
      VT Vista                                                         4,310,746
      VT Voyager                                                      11,966,912

Investments in the Rydex Variable Trust Sub-Account:
      Rydex OTC                                                            1,199

Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                         1,696,116
      STI International Equity                                           316,510
      STI Investment Grade Bond                                          957,466
      STI Large Cap Relative Value                                       654,194
      STI Large Cap Value Equity                                         746,033
      STI Mid-Cap Equity                                               1,045,983
      STI Small Cap Value Equity                                       4,070,025

Investments in The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Emerging Markets Equity                          13,078,619
      Van Kampen UIF Equity Growth                                     6,517,577
      Van Kampen UIF Fixed Income                                        166,649
      Van Kampen UIF Global Value Equity                                   2,763
      Van Kampen UIF High Yield                                            9,362
      Van Kampen UIF International Magnum                             10,142,528
      Van Kampen UIF Mid Cap Growth                                   10,704,297
      Van Kampen UIF U.S. Mid Cap Value                               25,629,115
      Van Kampen UIF U.S. Real Estate                                 12,015,718
      Van Kampen UIF Value                                                46,099

Investments in The Universal Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF Emerging Markets Debt (Class II)                  9,499,756

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                    Purchases
                                                                 ---------------
Investments in the The Universal Institutional
   Funds, Inc. (Class II) Sub-Accounts (continued):
      Van Kampen UIF Emerging Markets Equity (Class II)          $     9,618,478
      Van Kampen UIF Equity and Income (Class II)                     36,027,445
      Van Kampen UIF Equity Growth (Class II)                          3,212,490
      Van Kampen UIF Global Franchise (Class II)                      37,449,086
      Van Kampen UIF Int'l Growth Equity (Class II)                    3,764,114
      Van Kampen UIF Mid Cap Growth (Class II) (x)                    20,450,417
      Van Kampen UIF Small Company Growth (Class II) (ah)              5,881,848
      Van Kampen UIF U.S. Mid Cap Value (Class II)                    25,958,422
      Van Kampen UIF U.S. Real Estate (Class II)                      26,633,873

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
      LIT Comstock                                                    16,871,372
      LIT Government                                                     697,814
      LIT Money Market                                                 2,014,079
      Strat Growth I (ai)                                              1,554,037

Investments in the Van Kampen Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth (Class II)                                 4,903,723
      LIT Comstock (Class II)                                         62,971,144
      LIT Growth and Income (Class II)                                36,680,833
      LIT Money Market (Class II)                                     16,333,519
      Strat Growth II (aj)                                             8,027,863
                                                                 ---------------
                                                                 $ 2,501,661,561
                                                                 ===============

(x)  For the period beginning May 1, 2006 and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006
(ai) Previously known as LIT Emerging Growth
(aj) Previously known as LIT Emerging Growth (Class II)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return are presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Sub-Accounts:
      AIM V. I. Aggressive Growth
            2006 (a)                -  $   N/A  -  $   N/A  $        -           0.00%   0.00%  -    0.00%    N/A%  -     N/A%
            2005                2,454     9.23  -    12.43      26,951           0.00    1.10   -    1.85    3.79   -    4.59
            2004                2,810     8.89  -     9.06      29,360           0.00    1.35   -    1.85    9.74   -   10.29
            2003                3,183     8.11  -     8.22      30,014           0.00    1.35   -    1.85   24.33   -   24.97
            2002                3,586     6.52  -     6.57      27,034           0.00    1.35   -    1.85  -24.10   -  -23.71
      AIM V. I. Basic
         Balanced
            2006                4,171    10.00  -    12.65      49,293           1.80    1.10   -    1.85    8.51   -    9.35
            2005                5,030     9.21  -    11.57      54,653           1.36    1.10   -    1.85    3.35   -    4.14
            2004                5,868     8.91  -    10.52      61,381           1.36    1.15   -    1.85    5.53   -    6.29
            2003                6,229     8.45  -     9.90      61,441           1.93    1.15   -    1.85   14.21   -   15.03
            2002                6,588     7.40  -     8.61      56,747           2.53    1.15   -    1.85  -18.63   -  -18.05
      AIM V. I. Basic Value
            2006                2,172    14.22  -    14.68      31,399           0.37    1.10   -    1.70   11.30   -   11.97
            2005                2,572    12.78  -    13.11      33,202           0.09    1.10   -    1.70    3.96   -    4.58
            2004 (aq)           2,711    10.80  -    10.80      33,661           0.00    1.50   -    1.50    8.03   -    8.03
            2003                2,385    11.26  -    11.41      27,024           0.04    1.10   -    1.70   31.38   -   32.17
            2002                1,908     8.57  -     8.63      16,403           0.00    1.10   -    1.70  -23.46   -  -23.00
       AIM V. I. Blue Chip
            2006 (b)                -      N/A  -      N/A           -           0.24    1.70   -    1.70     N/A   -     N/A
            2005                3,256     6.31  -     6.50      20,821           0.54    1.10   -    1.70    1.76   -    2.37
            2004                3,828     6.20  -     6.35      23,985           0.10    1.10   -    1.70    2.91   -    3.53
            2003                4,128     6.03  -     6.13      25,059           0.00    1.10   -    1.70   23.04   -   23.78
            2002                3,992     4.90  -     4.95      19,643           0.00    1.10   -    1.70  -27.41   -  -26.97
      AIM V. I. Capital Appreciation
            2006 (a) (c) (d)   18,508     8.01  -    11.78     195,354           0.07    0.70   -    2.30    3.89   -    5.56
            2005               11,585     7.59  -    11.34     116,355           0.06    0.70   -    2.30    6.34   -    8.08
            2004               13,758     7.02  -    10.66     130,812           0.00    0.70   -    2.30    4.17   -    5.88
            2003               15,663     6.63  -    10.23     144,505           0.00    0.70   -    2.30   26.54   -   28.62
            2002               16,790     5.15  -     8.09     135,169           0.00    0.70   -    2.30  -24.88   -  -19.13

(a)  On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(b)  On June 12, 2006, AIM V. I. Blue Chip Growth merged into AIM V. I. Large Cap Growth
(c)  On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(d)  On May 1, 2006, AIM V.I. Growth merged into AIM V.I. Capital Appreciation
(aq) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value


ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM
   Variable Insurance
   Funds Sub-Accounts
   (continued):
      AIM V. I. Capital Development
            2006               1,448   $ 13.09  -  $ 18.48  $   24,596           0.00%   1.10%  -    1.70%  14.56%  -   15.25%
            2005               1,693     11.42  -    16.04      25,091           0.00    1.10   -    1.70    7.76   -    8.41
            2004               1,701     10.60  -    14.79      23,186           0.00    1.10   -    1.70   13.55   -   14.24
            2003               1,672      9.34  -    12.95      19,887           0.00    1.10   -    1.70   33.08   -   33.88
            2002               1,636      7.02  -     9.67      14,596           0.00    1.10   -    1.70  -22.68   -  -22.22
      AIM V. I. Core Equity
            2006 (e)          17,451     10.76  -    10.86     232,391           0.74    0.70   -    2.20    7.56   -    8.65
            2005               8,733      9.47  -    11.54     106,417           1.40    1.10   -    1.85    3.37   -    4.16
            2004              10,304      8.59  -     8.77     122,558           0.96    1.25   -    1.65    7.19   -    7.62
            2003              11,986      8.01  -     8.15     133,799           0.99    1.25   -    1.65   22.39   -   22.88
            2002              13,618      6.54  -     6.63     124,901           0.35    1.25   -    1.65  -16.97   -  -16.63
      AIM V. I. Demographic
         Trends
            2006 (c)               -       N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005               1,839      5.47  -     5.56       9,996           0.00    1.10   -    1.70    4.42   -    5.05
            2004               2,399     12.01  -    12.01      12,449           0.00    1.50   -    1.50    6.63   -    6.63
            2003               2,638     11.27  -    11.27      12,838           0.00    1.50   -    1.50   35.41   -   35.41
            2002               2,600      8.32  -     8.32       9,329           0.00    1.50   -    1.50  -33.22   -  -33.22
      AIM V. I. Diversified
         Income
            2006               1,872     11.60  -    11.67      22,591           5.61    1.10   -    1.85    2.55   -    3.34
            2005               2,286     11.30  -    11.31      26,844           5.89    1.10   -    1.85    1.00   -    1.78
            2004               2,591     11.38  -    11.51      30,207           5.86    1.25   -    1.45    3.52   -    3.73
            2003               2,854     11.00  -    11.09      32,380           7.09    1.25   -    1.45    7.67   -    7.88
            2002               2,990     10.21  -    10.28      31,766           9.05    1.25   -    1.45    0.83   -    1.03
      AIM V. I. Global Utilities
            2004 (ar)              -       N/A  -      N/A           -           6.79    1.35   -    1.37     N/A   -     N/A
            2003               1,175      8.35  -     8.92      10,363           3.78    1.35   -    1.37   17.42   -   17.44
            2002               1,350      7.11  -     7.59      10,289           2.97    1.35   -    1.37  -26.55   -  -26.53
      AIM V. I. Government
         Securities
            2006               1,951     12.27  -    13.19      25,477           3.52    1.10   -    1.70    1.81   -    2.42
            2005               2,587     12.05  -    12.88      33,125           2.90    1.10   -    1.70   -0.05   -    0.55
            2004               3,234     11.81  -    12.39      41,389           3.54    1.15   -    1.65    0.89   -    1.39
            2003               4,156     11.70  -    12.22      52,569           2.41    1.15   -    1.65   -0.58   -   -0.09
            2002               5,485     11.77  -    12.23      69,826           2.36    1.15   -    1.65    8.34   -   17.73

(c)  On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(e)  On May 1, 2006, AIM V.I. Premier Equity merged into AIM V.I. Core Equity
(ar) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I. Utilities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Growth
            2006 (d)                -  $   N/A  -    $ N/A      $    -           0.00%   1.10%  -    1.37%    N/A%  -     N/A%
            2005               10,078     5.53  -     8.50      74,629           0.00    0.70   -    2.20    5.15   -    6.73
            2004               11,996     5.19  -     8.08      84,294           0.00    0.70   -    2.20    5.87   -    7.47
            2003               13,667     4.83  -     7.63      91,409           0.00    0.70   -    2.20   28.39   -   30.32
            2002               14,025     3.70  -     5.94      76,215           0.00    0.70   -    2.20  -32.48   -  -31.45
      AIM V. I. High Yield
            2006                1,225    10.81  -    13.08      13,245           7.66    1.10   -    1.85    8.69   -    9.53
            2005                1,578     9.87  -    12.03      15,601           8.13    1.10   -    1.85    0.82   -    1.60
            2004                1,993    10.98  -    11.94      19,434           2.86    1.15   -    1.85    9.19   -    9.98
            2003                2,276     9.99  -    10.93      20,211           7.73    1.15   -    1.85   25.67   -   26.58
            2002                2,040     7.89  -     8.70      14,346           0.00    1.15   -    1.85   -7.58   -   -6.91
      AIM V. I. International
           Growth
            2006                3,717    15.76  -    15.78      62,827           1.01    1.10   -    1.85   25.87   -   26.83
            2005                3,971    12.44  -    12.52      53,896           0.66    1.10   -    1.85   16.64   -   25.24
            2004                3,969    10.37  -    10.60      47,559           0.64    1.25   -    1.65   21.98   -   22.47
            2003                4,237     8.50  -     8.65      42,319           0.52    1.25   -    1.65   26.95   -   27.46
            2002                4,867     6.70  -     6.79      38,977           0.64    1.25   -    1.65  -17.06   -  -16.72
      AIM V. I. Large Cap
         Growth
            2006 (b) (f)        1,721    11.07  -    11.11      19,086           0.33    1.10   -    1.70   10.69   -   11.06
      AIM V. I. Mid Cap
         Core Equity
            2006                1,898    12.35  -    16.59      28,749           0.91    1.10   -    2.20    8.83   -   10.03
            2005                2,172    11.35  -    15.08      30,351           0.55    1.10   -    2.20    5.29   -    6.44
            2004                1,876    10.78  -    10.84      25,617           0.40    1.28   -    2.20    7.76   -    8.43
            2003                1,375    12.42  -    12.58      17,193           0.00    1.10   -    1.70   25.17   -   25.92
            2002                1,065     9.92  -     9.99      10,608           0.00    1.10   -    1.70  -12.60   -  -12.07
      AIM V. I. Money Market
            2006                1,821    10.51  -    11.77      21,080           4.26    1.10   -    1.70    2.52   -    3.14
            2005                1,793    10.25  -    11.42      20,186           2.40    1.10   -    1.70    0.79   -    1.40
            2004                2,239    10.17  -    11.26      25,037           0.63    1.10   -    1.70   -1.01   -   -0.41
            2003                3,415    10.27  -    11.30      38,378           0.60    1.10   -    1.70   -1.12   -   -0.52
            2002                5,698    10.39  -    11.36      64,346           1.16    1.10   -    1.70   -0.52   -    0.08

(b) On June 12, 2006, AIM V.I. Blue Chip Growth merged into AIM V.I. Large Cap Growth
(d) On May 1, 2006, AIM V.I. Growth merged into AIM V.I. Capital Appreciation
(f) For the period beginning June 12, 2006, and ended December 31, 2006

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                        For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. New
         Technology
            2004 (ar)               -  $   N/A  -  $   N/A  $        -           0.00%   1.10%  -    1.70%    N/A%  -     N/A%
            2003                1,274     2.93  -     8.61       7,994           0.00    1.10   -    1.70   49.82   -   50.72
            2002                1,370     1.95  -     5.71       5,420           0.00    1.10   -    1.70  -46.06   -  -45.73
      AIM V. I. Premier Equity
            2006 (e)                -      N/A  -      N/A           -           1.02    1.30   -    1.95     N/A   -     N/A
            2005               15,763     7.16  -     8.34     145,943           0.77    0.70   -    2.20    3.36   -    4.92
            2004               19,269     6.82  -    10.04     172,357           0.43    0.70   -    2.20    3.45   -    5.03
            2003               23,027     6.49  -     7.80     199,189           0.29    0.70   -    2.20   22.36   -   24.21
            2002               26,097     5.23  -     6.37     185,363           0.39    0.70   -    2.20  -31.78   -  -30.75
      AIM V. I. Technology
            2006                  453    12.08  -    12.28       5,519           0.00    1.10   -    1.70    8.62   -    9.28
            2005                  536    11.12  -    11.23       5,997           0.00    1.10   -    1.70    0.47   -    1.06
            2004 (ar) (as)        657    11.07  -    11.12       7,295           0.00    1.10   -    1.70   10.71   -   11.17
      AIM V. I. Utilities
            2006                  842    17.30  -    17.58      14,683           3.26    1.10   -    1.70   23.35   -   24.09
            2005                  999    14.02  -    14.17      14,081           2.50    1.10   -    1.70   14.87   -   15.56
            2004 (aq) (as)        948    12.24  -    12.24      11,603           0.00    1.35   -    1.37   22.36   -   22.38

Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts:
      AIM V. I. Aggressive
         Growth II
            2006 (g)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                   56    11.19  -    11.51         633           0.00    1.30   -    2.00    3.44   -    4.18
            2004                   54    10.82  -    11.05         594           0.00    1.30   -    2.00    9.24   -   10.02
            2003                   55     9.90  -    10.04         549           0.00    1.30   -    2.00   23.82   -   24.71
            2002 (ar)              31     8.00  -     8.05         253           0.00    1.30   -    2.00  -20.01   -  -19.50

(e)  On May 1, 2006, AIM V.I. Premier Equity merged into AIM V.I. Core Equity
(g)  On May 1, 2006, AIM V.I. Aggressive Growth II merged into AIM V.I. Capital Appreciation II
(aq) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I. Utilities
(ar) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(as) For the period beginning April 30, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                        For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. Basic
         Balanced II
            2006                  173  $ 10.90  -  $ 11.34  $    1,938           1.59%   1.30%  -    2.10%   7.98%  -    8.84%
            2005                  204    10.10  -    10.42       2,103           1.22    1.30   -    2.10    2.84   -    3.65
            2004                  218     9.82  -    10.05       2,174           1.46    1.30   -    2.10    4.99   -    5.85
            2003                  183     9.35  -     9.50       1,730           2.99    1.30   -    2.10   -6.50   -   14.64
            2002 (at)              41     8.23  -     8.29         338           5.20    1.30   -    2.00  -17.69   -  -17.14
      AIM V. I. Basic
         Value II
            2006                1,431    15.63  -    16.40      22,198           0.12    1.29   -    2.59   10.02   -   11.49
            2005                1,573    14.20  -    14.71      21,968           0.00    1.29   -    2.59    2.71   -    4.07
            2004                1,550    13.83  -    14.14      20,868           0.00    1.29   -    2.59    7.97   -    9.41
            2003                  825    12.81  -    12.92       9,910           0.00    1.29   -    2.59   28.08   -   29.22
            2002 (at)             113     7.61  -     7.66         864           0.00    1.30   -    2.00  -23.90   -  -23.35
      AIM V. I. Blue Chip II
            2006 (h)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                  106     9.67  -     9.98       1,044           0.33    1.30   -    2.10    1.14   -    1.95
            2004                  112     9.56  -     9.78       1,085           0.00    1.30   -    2.10    2.09   -    2.93
            2003                  100     9.36  -     9.51         951           0.00    1.30   -    2.10   -6.40   -   23.19
            2002 (at)              30     7.67  -     7.72         230           0.00    1.30   -    2.00  -23.32   -  -22.83
      AIM V. I. Capital
         Appreciation II
            2006 (g) (i) (j)      620    13.76  -    14.45       8,274           0.00    1.29   -    2.59    3.32   -    4.69
            2005                  570    13.32  -    13.80       7,538           0.00    1.29   -    2.59    5.77   -    7.18
            2004                  629    12.59  -    12.88       7,748           0.00    1.29   -    2.59    3.58   -    4.96
            2003                  463    12.16  -    12.27       5,418           0.00    1.29   -    2.59   21.60   -   22.68
            2002 (at)              36     7.40  -     7.45         268           0.00    1.30   -    2.00  -26.03   -  -25.50
      AIM V. I. Capital
         Development II
            2006                   41    14.02  -    14.52         592           0.00    1.30   -    2.00   13.96   -   14.76
            2005                   42    12.30  -    12.65         523           0.00    1.30   -    2.00    7.09   -    7.86
            2004                   36    11.49  -    11.73         421           0.00    1.30   -    2.00   12.96   -   13.77
            2003                   31    10.17  -    10.31         319           0.00    1.30   -    2.00   32.35   -   33.29
            2002 (at)              22     7.68  -     7.74         173           0.00    1.30   -    2.00  -23.18   -  -22.63

(g)  On May 1, 2006, AIM V.I. Aggressive Growth II merged into AIM V.I. Capital Appreciation II
(h)  On June 12, 2006, AIM V.I. Blue Chip Growth II merged into AIM V.I. Large Cap Growth II
(i)  On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(j)  On May 1, 2006, AIM V.I. Growth II merged into AIM V.I. Capital Appreciation II
(at) For the period beginning January 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                        For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. Core Equity II
            2006 (k)              474  $ 10.71  -  $ 10.80  $    5,296           0.94%   1.29%  -    2.59%   7.09%  -    8.04%
            2005                   43    11.01  -    11.33         478           1.23    1.30   -    2.00    2.99   -    3.72
            2004                   45    10.69  -    10.92         491           0.90    1.30   -    2.00    6.50   -    7.26
            2003                   35    10.04  -    10.18         357           1.26    1.30   -    2.00   21.67   -   22.54
            2002 (at)              13     8.25  -     8.31         109           0.73    1.30   -    2.00  -17.48   -  -16.89
      AIM V. I. Demographic
         Trends II
            2006 (i)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                   30     9.82  -    10.10         303           0.00    1.30   -    2.00    3.96   -    4.70
            2004                   31     9.45  -     9.65         301           0.00    1.30   -    2.00    5.74   -    6.50
            2003                   33     8.93  -     9.06         297           0.00    1.30   -    2.00  -10.67   -   35.52
            2002 (at)              14     6.66  -     6.69          92           0.00    1.30   -    1.70  -33.41   -  -33.14
      AIM V. I. Diversified
         Income II
            2006                   48    11.16  -    11.61         552           5.03    1.30   -    2.10    2.01   -    2.83
            2005                   66    10.94  -    11.29         732           5.93    1.30   -    2.10    0.55   -    1.35
            2004                   69    10.88  -    11.14         758           6.48    1.30   -    2.10    2.50   -    3.33
            2003                   53    10.62  -    10.78         567           0.25    1.30   -    2.10    6.18   -    7.60
            2002 (at)               8     9.97  -    10.02          76           4.95    1.30   -    1.90   -0.33   -    0.22
      AIM V. I. Global
         Utilities II
            2004 (au)               -      N/A  -      N/A           -           7.39    1.30   -    1.85     N/A   -     N/A
            2003                   31     9.13  -     9.23         283           5.14    1.30   -    1.85   -8.68   -   17.39
            2002 (at)              10     7.84  -     7.86          80           6.44    1.30   -    1.60  -21.59   -  -21.38
      AIM V. I. Government
         Securities II
            2006                  124    10.63  -    11.06       1,362           2.90    1.30   -    2.10    1.14   -    1.95
            2005                  202    10.51  -    10.85       2,177           2.87    1.30   -    2.10   -0.67   -    0.10
            2004                  224    10.58  -    10.84       2,411           3.52    1.30   -    2.10    0.12   -    0.94
            2003                  224    10.57  -    10.74       2,401           2.56    1.30   -    2.10   -0.39   -    5.68
            2002 (at)             174    10.71  -    10.78       1,872           3.61    1.30   -    2.00    7.07   -    7.83
      AIM V. I. Growth II
            2006 (j)                -      N/A  -      N/A           -           0.00    0.00   -    0.00     N/A   -     N/A
            2005                   32     9.62  -     9.90         312           0.00    1.30   -    2.00    5.02   -    5.78
            2004                   37     9.16  -     9.36         345           0.00    1.30   -    2.00    5.84   -    6.60
            2003                   40     8.66  -     8.78         351           0.00    1.30   -    2.00   28.26   -   29.18
            2002 (at)              30     6.75  -     6.80         201           0.00    1.30   -    2.00  -32.49   -  -32.01

(i)  On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(j)  On May 1, 2006, AIM V.I. Growth II merged into AIM V.I. Capital Appreciation II
(k)  On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(at) For the period beginning January 1, 2002 and ended December 31, 2002
(au) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II 190

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. High Yield II
            2006                   52  $ 13.71  -  $ 14.20  $      732           7.55%   1.30%  -    2.00%   8.23%  -    8.99%
            2005                   64    12.67  -    13.03         830           8.84    1.30   -    2.00    0.40   -    1.11
            2004                   65    12.62  -    12.88         836           3.17    1.30   -    2.00    8.91   -    9.69
            2003                   52    11.59  -    11.74         613          10.77    1.30   -    2.00   25.33   -   26.23
            2002 (bw)              14     9.24  -     9.30         131           0.00    1.30   -    2.00   -7.55   -   -6.96
      AIM V. I. International
         Growth II
            2006                   86    18.12  -    18.87       1,593           1.08    1.30   -    2.10   26.23   -   81.20
            2005                   66    14.53  -    14.95         973           0.64    1.30   -    2.00   15.36   -   16.18
            2004                   56    12.59  -    12.87         710           0.59    1.30   -    2.00   21.23   -   22.10
            2003                   37    10.39  -    10.54         392           0.51    1.30   -    2.00    3.88   -   26.93
            2002 (bw)               7     8.25  -     8.30          61          36.64    1.30   -    1.90  -17.49   -  -16.98
      AIM V. I. Large Cap
         Growth II
            2006 (f) (h)           95    11.04  -    11.09       1,047           0.00    1.30   -    2.10   10.40   -   10.89
      AIM V. I. Mid Cap
         Core Equity II
            2006                  545    12.17  -    12.56       6,990           0.67    1.29   -    2.44    8.28   -    9.55
            2005                  637    11.24  -    11.46       7,457           0.37    1.29   -    2.44    4.66   -    5.89
            2004                  375    10.74  -    10.83       4,239           0.04    1.29   -    2.44    7.41   -    8.26
            2003                  130    10.84  -    10.99       1,419           0.00    1.30   -    2.00   24.52   -   25.41
            2002 (bw)              69     8.70  -     8.76         599           0.00    1.30   -    2.00  -12.98   -  -12.36
      AIM V. I. Money Market II
            2006                  213     9.58  -    10.13       2,143           3.63    1.30   -    2.40    1.55   -    2.67
            2005                  286     9.44  -     9.87       2,794           2.16    1.30   -    2.40   -5.63   -    0.95
            2004                  580     9.48  -     9.78       5,632           0.61    1.30   -    2.30   -5.17   -   -0.87
            2003                  185     9.72  -     9.86       1,820           0.27    1.30   -    2.00   -1.68   -   -0.98
            2002 (bw)             764     9.89  -     9.96       7,592           0.76    1.30   -    2.00   -1.11   -   -0.41
      AIM V. I. New
         Technology II
            2004 (av)               -      N/A  -      N/A           -           0.00    1.30   -    2.00     N/A   -     N/A
            2003                   10     8.82  -     8.94          87           0.00    1.30   -    2.00  -11.81   -   49.98
            2002 (bw)               2     5.94  -     5.96          13           0.00    1.30   -    1.70  -40.62   -  -40.40

(f)  For the period beginning June 12, 2006, and ending December 31, 2006
(h)  On June 12, 2006, AIM V.I. Blue Chip Growth II merged into AIM V.I. Large Cap Growth II
(av) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II
(bw) For the period beginning June 3, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. Premier
         Equity II
            2006 (k)               -     $ N/A  -   $  N/A  $        -           0.72%   2.04%  -    2.04%    N/A%  -     N/A%
            2005                  386    12.32  -    12.76       4,641           0.64    1.29   -    2.59    2.64   -    4.01
            2004                  376    12.00  -    12.27       4,364           0.38    1.29   -    2.59    2.76   -    4.13
            2003                  262    11.68  -    11.78       2,871           0.39    1.29   -    2.59   16.81   -   17.85
            2002 (at)              35     6.82  -     6.87         237           0.77    1.30   -    1.90  -31.77   -  -31.35
      AIM V. I. Technology II
            2006                   10    11.89  -    12.12         123           0.00    1.30   -    2.00    8.04   -    8.80
            2005                   12    11.01  -    11.14         132           0.00    1.30   -    2.00   -0.06   -    0.63
            2004 (as) (av)         13    11.01  -    11.07         144           0.00    1.30   -    2.00   10.13   -   10.66
      AIM V. I. Utilities II
            2006                   50    17.13  -    17.38         873           3.80    1.30   -    1.85   22.96   -   23.64
            2005                   39    13.93  -    14.06         550           2.37    1.30   -    1.85   14.41   -   15.04
            2004 (as) (au)         37    12.17  -    12.22         456           0.00    1.30   -    1.85   21.75   -   22.20

Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts:
      AllianceBernstein
         Growth
            2006                6,256     7.64  -    14.44      59,865           0.00    0.70   -    2.59   -3.79   -   -1.93
            2005                6,832     7.79  -    15.01      64,949           0.00    0.70   -    2.59    8.75   -   10.86
            2004                6,175     7.03  -    13.80      49,046           0.00    0.70   -    2.59   11.56   -   13.73
            2003                4,787     6.18  -    12.37      31,863           0.00    0.70   -    2.59   23.69   -   33.76
            2002                2,805     4.62  -     6.39      12,173           0.00    0.70   -    2.20  -29.83   -  -28.77
      AllianceBernstein
         Growth & Income
            2006               14,983    15.35  -    15.77     203,750           1.12    0.70   -    2.59   13.96   -   16.17
            2005               17,601    13.47  -    13.57     207,806           1.29    0.70   -    2.59    1.89   -    3.87
            2004               19,688    13.07  -    13.22     224,698           0.73    0.70   -    2.59    8.34   -   10.45
            2003               20,088    11.83  -    12.20     207,152           0.79    0.70   -    2.59   22.04   -   31.26
            2002               17,354     8.05  -     9.01     135,646           0.58    0.70   -    2.30  -22.81   -  -19.52

(k)  On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(at) For the period beginning January 1, 2002 and ended December 31, 2002
(au) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(av) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts (continued):
      AllianceBernstein
         International Value
            2006                2,631  $ 15.53  -  $ 15.88  $   41,513           1.29%   1.29%  -    2.59%  31.63%  -   33.38%
            2005 (ak)           1,299    11.80  -    11.90      15,418           0.09    1.29   -    2.59   17.97   -   19.02
      AllianceBernstein
         Large Cap Growth
            2006                6,022     7.28  -    13.04      44,053           0.00    0.70   -    2.59   -3.21   -   -1.33
            2005                6,159     7.37  -    13.47      46,607           0.00    0.70   -    2.59   11.88   -   14.04
            2004                6,506     6.47  -    12.04      43,142           0.00    0.70   -    2.59    5.54   -    7.59
            2003                7,152     6.01  -    11.41      42,433           0.00    0.70   -    2.59   14.10   -   22.51
            2002                6,459     4.91  -     6.28      29,035           0.00    0.70   -    2.20  -32.35   -  -31.32
      AllianceBernstein
         Small/Mid Cap Value
            2006                2,636    18.13  -    19.03      49,368           0.23    1.29   -    2.59   11.25   -   12.73
            2005                2,513    16.29  -    16.88      41,919           0.56    1.29   -    2.59    3.88   -    5.26
            2004                1,633    15.68  -    16.03      25,976           0.08    1.29   -    2.59   15.99   -   17.54
            2003 (aw)           1,000    13.52  -    13.64      13,601           0.10    1.29   -    2.59   35.21   -   36.42
      AllianceBernstein
         Utility Income
            2006                  460    13.09  -    13.38       6,119           2.45    1.29   -    2.59   30.91   -   33.83
            2005 (ak)             290    10.89  -    10.98       3,174           0.29    1.29   -    2.44    8.92   -    9.78
      AllianceBernstein Value
            2006                  362    12.57  -    12.85       4,624           1.04    1.29   -    2.59   17.90   -   19.47
            2005 (ak)             135    10.66  -    10.76       1,449           0.52    1.29   -    2.59    6.62   -    7.57

Investments in the American
   Century Variable Portfolios,
   Inc. Sub-Accounts:
      American Century VP
         Balanced
            2006                    3    15.21  -    15.36          50           2.24    1.35   -    1.45    8.05   -    8.15
            2005                    4    14.08  -    14.20          53           1.94    1.35   -    1.45    3.43   -    3.53
            2004                    5    13.61  -    13.72          62           1.91    1.35   -    1.45    8.20   -    8.31
            2003                    7    12.58  -    12.66          85           3.54    1.35   -    1.45   17.74   -   17.86
            2002                   11    10.69  -    10.75         114           2.80    1.35   -    1.45  -10.86   -  -10.77

(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(aw) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the American
   Century Variable
   Portfolios, Inc.
   Sub-Accounts (continued):
      American Century VP
         International
            2006                    2  $ 16.29  -  $ 16.29  $       30           1.59%  1.45%   -    1.45%  23.23%  -   23.23%
            2005                    2    13.22  -    13.33          26           1.65   1.35    -    1.45   11.63   -   11.74
            2004                    5    11.84  -    11.93          63           0.66   1.35    -    1.45   13.27   -   13.38
            2003                    9    10.46  -    10.52          90           0.70   1.35    -    1.45   22.72   -   22.84
            2002                    9     8.52  -     8.57          73           0.88   1.35    -    1.45  -21.52   -  -21.44

Investments in the Dreyfus
   Socially Responsible
   Growth Fund, Inc.
   Sub-Account:
      Dreyfus Socially
         Responsible Growth
         Fund
            2006                   26     6.35  -     9.85         233           0.11   1.15    -    1.65    7.42   -    7.96
            2005                   31     5.91  -     9.12         256           0.00   1.15    -    1.65    1.92   -    2.43
            2004                   31     5.80  -     8.90         257           0.35   1.15    -    1.65    4.47   -    5.00
            2003                   39     5.55  -     8.48         320           0.11   1.15    -    1.65   23.94   -   24.56
            2002                   39     4.48  -     6.81         259           0.27   1.15    -    1.65  -30.11   -  -29.76

Investments in the Dreyfus
   Stock Index Fund
   Sub-Account:
      Dreyfus Stock Index
         Fund
            2006                  126    10.95  -    12.71       1,494           1.63   1.15    -    1.85   13.37   -   14.18
            2005                  163     9.66  -    11.13       1,717           1.54   1.15    -    1.85    2.76   -    3.50
            2004                  211     9.40  -    10.76       2,144           1.74   1.15    -    1.85    8.59   -    9.38
            2003                  244     8.66  -     9.83       2,329           1.45   1.15    -    1.85   25.99   -   26.90
            2002                  249     6.87  -     7.75       1,907           1.46   1.15    -    1.85  -23.80   -  -23.25

Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts:
      VIF Growth & Income
            2006                   27     9.99  -    12.53         318           0.71   1.15    -    1.85   12.40   -   13.21
            2005                   31     8.89  -    11.07         328           1.30   1.15    -    1.85    1.45   -    2.17
            2004                   36     8.76  -    10.83         373           1.19   1.15    -    1.85    5.48   -    6.24
            2003                   41     8.31  -    10.19         398           0.81   1.15    -    1.85   24.23   -   25.12
            2002                   42     6.69  -     8.15         340           0.60   1.15    -    1.85  -33.13   -  -26.18

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts (continued):
      VIF Money Market
            2006                   75  $ 10.16  -  $ 11.71  $      803           4.33%  1.15%   -    1.85%   2.66%  -    3.40%
            2005                   89     9.90  -    11.32         941           2.51   1.15    -    1.85    0.76   -    1.49
            2004                  114     9.83  -    11.16       1,200           0.75   1.15    -    1.85   -1.06   -   -0.35
            2003                  149     9.93  -    11.19       1,570           0.71   1.15    -    1.85   -1.17   -   -0.45
            2002                  242    10.05  -    11.25       2,652           1.38   1.15    -    1.85   -0.41   -    0.30
      VIF Small Company
         Stock
            2006                    5    16.90  -    17.51          84           0.00   1.15    -    1.59    9.22   -    9.70
            2005                    5    15.47  -    15.96          73           0.00   1.15    -    1.59   -0.68   -   -0.25
            2004                    5    15.58  -    16.00          82           0.00   1.15    -    1.59   16.65   -   60.02
            2003                    5    13.13  -    13.35          70           0.12   1.35    -    1.59   40.69   -   41.02
            2002                    5     9.49  -     9.67          46           0.24   1.15    -    1.59  -20.98   -  -20.63

Investments in the DWS
   Variable Series
   Sub-Account:
      DWS VIP Bond A
            2006 (m)               57    13.90  -    14.01         799           4.01   0.70    -    0.80    3.88   -    3.98
            2005                   85    13.38  -    13.47       1,143           3.39   0.70    -    0.80    1.78   -    1.89
            2004                  102    13.14  -    13.22       1,351           3.77   0.70    -    0.80    4.54   -    4.64
            2003                  110    12.57  -    12.64       1,383           5.02   0.70    -    0.80    4.22   -    4.33
            2002                  110    12.06  -    12.11       1,332           5.87   0.70    -    0.80    6.79   -    6.90
      DWS VIP Capital
         Growth A
            2006 (n)              156    11.32  -    11.41       1,779           0.63   0.70    -    0.80    7.66   -    7.77
            2005 (ao)             239    10.52  -    10.59       2,527           0.80   0.70    -    0.80    8.09   -    8.20
            2004                  204     9.73  -     9.79       1,991           0.55   0.70    -    0.80    7.12   -    7.23
            2003                  222     9.08  -     9.13       2,027           0.40   0.70    -    0.80   25.87   -   26.00
            2002                  225     7.22  -     7.25       1,629           0.31   0.70    -    0.80  -29.75   -  -29.68
      DWS VIP Global
         Opportunities
            2006 (p)               70    25.64 -     25.85       1,799           1.06   0.70    -    0.80   21.10   -   21.23
            2005                   89    21.17 -     21.33       1,899           0.60   0.70    -    0.80   17.25   -   17.36
            2004                   97    18.06 -     18.17       1,768           0.26   0.70    -    0.80   22.36   -   22.48
            2003                  106    14.76 -     14.84       1,578           0.09   0.70    -    0.80   47.90   -   48.05
            2002                   95     9.98 -     10.02         952           0.00   0.70    -    0.80  -20.53   -  -20.45

(m)  Previously known as Bond
(n)  Previously known as Capital Growth
(p)  Previously known as Global Discovery
(ao) On April 29, 2005, Growth merged into Capital Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the DWS Variable
   Series Sub-Account (continued):
      DWS VIP Growth and
         Income A
            2006 (q)              110  $ 11.23  -  $ 11.32  $    1,240           0.92%  0.70%   -    0.80%  12.72%  -   12.83%
            2005                  116     9.96  -    10.03       1,160           1.25   0.70    -    0.80    5.22   -    5.33
            2004                  141     9.47  -     9.52       1,340           0.95   0.70    -    0.80    9.28   -    9.39
            2003                  180     8.66  -     8.71       1,570           0.98   0.70    -    0.80   25.73   -   25.85
            2002                  158     6.89  -     6.92       1,090           0.98   0.70    -    0.80  -23.74   -  -23.66
      DWS VIP International
            2006 (r)               56    14.47  -    14.59         815           2.00   0.70    -    0.80   24.91   -   25.03
            2005                   74    11.59  -    11.67         866           1.66   0.70    -    0.80   15.24   -   15.36
            2004                   73    10.05  -    10.12         736           1.18   0.70    -    0.80   15.60   -   15.72
            2003                  105     8.70  -     8.74         916           0.63   0.70    -    0.80   26.73   -   26.86
            2002                   90     6.86  -     6.89         617           0.77   0.70    -    0.80  -19.02   -  -18.94
      DWS VIP Money
         Market (s)
            2006 (t)                -      N/A  -      N/A           -           3.94   0.00    -    0.00     N/A   -     N/A
            2005                   78    11.66  -    11.75         910           2.63   0.70    -    0.80    1.90   -    2.01
            2004                   79    11.44  -    11.51         903           0.88   0.70    -    0.80    0.09   -    0.20
            2003                  139    11.43  -    11.49       1,593           0.74   0.70    -    0.80    0.01   -    0.11
            2002                  250    11.43  -    11.48       2,868           1.58   0.70    -    0.80    0.68   -    0.78

Investments in the DWS Variable
   Series II Sub-Account: (o)
      DWS VIP Balanced A (u)
            2006                  179    11.63  -    11.65       2,090           2.62   0.70    -    0.80    9.36   -    9.47
            2005 (ak) (an)        238    10.63  -    10.64       2,531           0.00   0.70    -    0.80    6.33   -    6.41
      DWS VIP Money
         Market A II
            2006 (t) (v)          101    10.06  -    10.07       1,013           1.27   0.70    -    0.80    0.64   -    0.66
      DWS VIP Small Cap
         Growth A (w)
            2006                   47    12.11  -    12.13         576           0.00   0.70    -    0.80    4.43   -    4.53
            2005 (ak) (am)         66    11.60  -    11.61         760           0.00   0.70    -    0.80   15.98   -   16.06

(o)  Previously known as Scudder Variable Series II
(q)  Previously known as Growth & Income
(r)  Previously known as International
(s)  Previously known as Money Market
(t)  On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(u)  Previously known as Total Return
(v)  For the period beginning November 3, 2006, and ending December 31, 2006
(w)  Previously known as Small Cap Growth
(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(am) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(an) On April 29, 2005, Balanced merged into Total Return

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Federated
   Insurance Series
   Sub-Account:
      Federated Prime
         Money Fund II
            2006                  528  $ 10.14   - $ 11.29  $    5,996           4.39%   1.15%  -    1.85%   2.60%  -    3.33%
            2005                  573     9.88   -   10.92       6,335           2.59    1.15   -    1.85    0.81   -    1.53
            2004                  804     9.81   -   10.76       8,836           0.75    1.15   -    1.85   -1.05   -   -0.34
            2003                1,183     9.91   -   10.79      13,266           0.74    1.15   -    1.85   -1.18   -   -0.47
            2002                1,791     9.93   -   10.84      20,576           1.46    1.15   -    2.05   -0.68   -    0.24

Investments in the Fidelity
   Variable Insurance
   Products
      Fund Sub-Accounts:
         VIP Contrafund
            2006                  988    12.89   -   19.03      15,497           1.27    1.15   -    1.65    9.89   -   10.44
            2005                1,152    11.73   -   17.23   6   16,506          0.28    1.15   -    1.65   15.03   -   15.60
            2004                1,201    11.68   -   11.93      14,967           0.30    1.25   -    1.65   13.59   -   14.04
            2003                1,176    10.28   -   10.46      12,924           0.40    1.25   -    1.65   26.36   -   26.87
            2002                1,102     8.14   -    8.25       9,612           0.80    1.25   -    1.65  -10.83   -  -10.48
         VIP Equity-Income
            2006                  267    13.78   -   16.09       4,159           3.28    1.15   -    1.65   18.23   -   18.82
            2005                  413    11.65   -   13.54       5,397           1.69    1.15   -    1.65    4.14   -    4.66
            2004                  497    11.19   -   12.94       6,226           1.55    1.15   -    1.65    9.70   -   10.25
            2003                  540    10.20   -   11.74       6,144           1.74    1.15   -    1.65   28.20   -   28.84
            2002                  564     7.96   -    9.11       4,999           1.85    1.15   -    1.65  -18.31   -  -17.90
         VIP Growth
            2006                  827     8.78   -   11.17       7,662           0.42    1.15   -    1.65    5.11   -    5.63
            2005                1,080     6.45   -   10.58       9,443           0.51    1.15   -    1.65    4.07   -    4.59
            2004                1,318     8.03   -    8.21      10,932           0.26    1.25   -    1.65    1.69   -    2.09
            2003                1,416     7.90   -    8.04      11,525           0.24    1.25   -    1.65   30.68   -   31.20
            2002                1,472     6.04   -    6.13       9,106           0.25    1.25   -    1.65  -31.25   -  -30.98
         VIP High Income
            2006                  298    10.94   -   11.61       3,249           6.94    1.15   -    1.65    9.42   -    9.97
            2005                  379    10.00   -   10.56       3,766          14.71    1.15   -    1.65    1.02   -    1.53
            2004                  431     9.32   -    9.42       4,231           7.36    1.25   -    1.45    8.02   -    8.23
            2003                  419     8.55   -    8.70       3,829           5.19    1.25   -    1.65  -14.50   -   25.69
            2002                  302     6.88   -    6.92       2,204           9.55    1.25   -    1.45    1.95   -    2.16
         VIP Index 500
            2006                1,120    10.05   -   10.61      11,743           1.82    1.15   -    1.65   13.84   -   14.41
            2005                1,435     8.27   -    8.78      13,080           1.82    1.15   -    1.65    3.11   -    3.63
            2004                1,696     9.04   -    9.24      14,869           1.23    1.25   -    1.65    8.81   -    9.24
            2003                1,649     8.31   -    8.46      13,238           1.26    1.25   -    1.65   26.31   -   26.82
            2002                1,566     6.58   -    6.67       9,849           1.16    1.25   -    1.65  -23.52   -  -23.22

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------

Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
      VIP Investment Grade
         Bond
            2006                  286  $ 13.97  -  $ 14.39  $    4,096           4.24%   1.25%  -    1.65%   2.65%  -    3.06%
            2005                  352    13.61  -    13.96       4,901           3.72    1.25   -    1.65    0.52   -    0.93
            2004                  400    13.53  -    13.83       5,522           4.00    1.25   -    1.65    2.75   -    3.16
            2003                  379    13.17  -    13.41       5,070           3.99    1.25   -    1.65    3.48   -    3.90
            2002                  394    12.73  -    12.90       5,077           3.02    1.25   -    1.65    8.54   -    8.97
      VIP Overseas
            2006                  287    11.25  -    13.48       3,724           0.89    1.15   -    1.65   16.15   -   16.73
            2005                  314    9.64  -    11.61        3,514           0.65    1.15   -    1.65   17.10   -   17.69
            2004                  325     9.91  -    10.13       3,042           1.09    1.25   -    1.65   -0.88   -   12.22
            2003                  330     8.87  -     9.03       2,750           0.73    1.25   -    1.65  -11.32   -   41.59
            2002                  338     6.33  -     6.37       1,970           0.80    1.25   -    1.45  -21.43   -  -21.27

Investments in the Fidelity
   Variable Insurance Products
   Fund (Service Class 2)
   Sub-Accounts:
      VIP Asset Manager
         Growth (Service
         Class 2)
            2006                    6    10.58  -    10.73          63           1.52    1.35   -    1.60    5.02   -    5.29
            2005                    5    10.07  -    10.19          49           1.48    1.35   -    1.60    1.91   -    2.17
            2004                    3     9.88  -     9.97          32           2.11    1.35   -    1.60    3.94   -    4.20
            2003                    3     9.51  -     9.57          31           2.24    1.35   -    1.60   21.06   -   21.37
            2002                    3     7.85  -     7.89          21           1.99    1.35   -    1.60  -21.47   -  -16.96
      VIP Contrafund
         (Service Class 2)
            2006                6,413    10.29  -    12.82      77,840           1.11    1.29   -    2.59    2.91   -    8.55
            2005                2,203    11.81  -    11.92      26,417           0.01    1.29   -    2.59   18.12   -   19.17
            2004                  114    11.90  -    12.13       1,376           0.21    1.35   -    1.85   13.03   -   13.60
            2003                  118    10.67  -    12.68       1,256           0.28    1.35   -    2.05   25.57   -   26.47
            2002                  103     8.44  -    10.10         867           0.51    1.35   -    2.05  -11.46   -  -10.83

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Fidelity
   Variable Insurance Products
   Fund (Service Class 2)
   Sub-Accounts (continued):
      VIP Equity-Income
         (Service Class 2)
            2006                  300  $ 13.28  -  $ 14.57  $    3,979           2.94%   1.35%  -    2.00%  17.54%  -   18.31%
            2005                  314    11.23  -    12.40       3,533           1.43    1.35   -    2.00    4.15   -   23.99
            2004                  316    12.53  -    12.53       3,424           1.36    1.50   -    1.50    9.57   -    9.57
            2003                  338    11.44  -    11.44       3,338           2.73    1.50   -    1.50   28.08   -   28.08
            2002                  319     8.93  -     8.93       2,450           0.53    1.50   -    1.50  -18.40   -  -18.40
      VIP Freedom 2010
         Portfolio
         (Service Class 2)
            2006 (x)              328    10.42  -    10.48       3,433           2.90    1.29   -    2.24    4.15   -    4.83
      VIP Freedom 2020
         Portfolio
         (Service Class 2)
            2006 (x)              198    10.46  -    10.51       2,075           2.67    1.29   -    1.99    4.63   -    5.13
      VIP Freedom 2030
         Portfolio
         (Service Class 2)
            2006 (x)              109    10.48  -    10.52       1,146           2.56    1.29   -    1.89    4.79   -    5.22
      VIP Freedom Growth
         Stock Portfolio
        (Service Class 2)
            2006 (x)               47     9.73  -     9.77         456           0.00    1.29   -    1.89   -2.74   -   -2.34
      VIP Freedom Income
         Portfolio
         (Service Class 2)
            2006 (x)               54    10.33  -    10.37         561           5.44    1.29   -    1.89    3.31   -    3.73
      VIP Growth & Income
        (Service Class 2)
            2006                1,180    12.11  -    12.38      14,521           0.53    1.29   -    2.59    9.94   -   11.40
            2005 (ak)             621    11.02  -    11.11       6,884           0.00    1.29   -    2.59   10.16   -   11.14
      VIP Growth (Service
         Class 2)
            2006                   75     8.44  -     8.69         654           0.17    1.35   -    1.85    4.61   -    5.14
            2005                   86     8.07  -     8.26         717           0.26    1.35   -    1.85    3.56   -    4.08
            2004                  103     7.79  -     7.94         820           0.13    1.35   -    1.85    1.21   -    1.73
            2003                  113     7.70  -     7.80         892           0.10    1.35   -    1.85   30.09   -   30.75
            2002                  106     5.92  -     5.97         638           0.11    1.35   -    1.85  -31.59   -  -31.24

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(ak) For the period beginning April 29, 2005 and ended December 31, 2005

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Fidelity
   Variable Insurance Products
   Fund (Service Class 2)
   Sub-Accounts (continued):
      VIP High Income
         (Service Class 2)
            2006                  950   $11.28  -   $11.51  $   11,001           9.54%   1.29%  -    2.44%   8.32%  -    9.60%
            2005                  549    10.41  -    10.50       5,887          14.03    1.29   -    2.59    4.05   -    4.98
            2004                  108    12.17  -    12.40       1,335           7.85    1.35   -    1.85    7.36   -    7.91
            2003                  105    11.33  -    11.49       1,202           6.11    1.35   -    1.85   24.41   -   25.04
            2002                   69     9.11  -     9.19         634           5.30    1.35   -    1.85    1.39   -    1.90
      VIP Index 500
         (Service Class 2)
            2006                  358    10.76  -    10.85       3,927           0.99    1.29   -    2.44    7.61   -    8.46
            2005                  184     9.58  -     9.81       1,797           1.62    1.35   -    1.85    2.63   -    3.15
            2004                  196     9.34  -     9.51       1,862           1.12    1.35   -    1.85    8.30   -    8.85
            2003                  204     8.62  -     8.74       1,787           1.19    1.35   -    1.85   25.72   -   26.36
            2002                  219     6.86  -     6.92       1,516           1.01    1.35   -    1.85  -23.88   -  -23.50
      VIP Investment Grade
         Bond (Service Class
            2)
            2006                    2    11.78  -    11.78          21           3.44    1.50   -    1.50    2.58   -    2.58
            2005                    2    11.49  -    11.49          24           3.40    1.50   -    1.50    0.37   -    0.37
            2004                    2    11.44  -    11.44          25           4.04    1.50   -    1.50    2.63   -    2.63
            2003                    2    11.15  -    11.15          25           6.41    1.50   -    1.50    3.37   -    3.37
            2002                   12    10.79  -    10.79         129           0.62    1.50   -    1.50    8.44   -    8.44
      VIP Mid Cap
         (Service Class 2)
            2006                1,846    13.17  -    13.47      22,815           0.11    1.29   -    2.59   10.96   -   31.72
            2005 (ak)             703    12.04  -    12.14       8,508           0.00    1.29   -    2.44   20.41   -   21.36
      VIP Money Market
         (Service Class 2)
            2006 (x)            1,088    10.16  -    10.23      11,107           2.58    1.29   -    2.39    1.58   -    2.35
      VIP Overseas
         (Service Class 2)
            2006                    9    13.17  -    13.56         135           0.51    1.35   -    1.85   16.19   -   31.73
            2005 (ak)               6    11.67  -    16.58          74           0.49    1.35   -    1.80   16.65   -   17.18
            2004                    7    13.55  -    13.55          69           1.01    1.50   -    1.50   11.61   -   11.61
            2003                    6    12.14  -    12.14          57           0.34    1.50   -    1.50   40.89   -   40.89
            2002                    6     8.62  -     8.62          47           0.85    1.50   -    1.50  -21.65   -  -21.65

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(ak) For the period beginning April 29, 2005 and ended December 31, 2005

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts:
      Franklin Flex Cap
         Growth Securities
            2006                  410   $11.35  -   $11.61  $    4,725           0.01%   1.29%  -    2.59%   3.85%  -   13.54%
            2005 (ak)             131    11.09  -    11.18       1,457           0.15    1.29   -    2.44   10.90   -   11.78
      Franklin Global Health
         Care Securities
            2002 (ax)               -      N/A  -      N/A           -           0.00    1.35   -    1.85     N/A   -     N/A
      Franklin Growth and
         Income Securities
            2006                5,458    16.34  -    17.33      93,369           2.40    1.29   -    2.69   13.62   -   15.25
            2005                5,741    14.38  -    15.03      85,475           2.65    1.29   -    2.69    0.74   -    2.18
            2004                5,083    14.27  -    14.71      74,266           2.61    1.29   -    2.69    7.64   -    9.19
            2003                2,824    13.38  -    13.48      37,891           0.00    1.29   -    1.89   33.76   -   34.75
            2002 (ay)              55    10.84  -    10.86         595           0.00    1.29   -    2.14    8.40   -    8.60
      Franklin High Income Sec 2
            2006 (y)            1,172    11.44  -    11.80      13,689           6.41    1.28   -    2.44    6.70   -    7.98
            2005                1,146    10.72  -    10.93      12,447           6.61    1.28   -    2.44    0.80   -    2.00
            2004 (as)             776    10.63  -    10.72       8,293           2.06    1.28   -    2.44    6.34   -    7.18
      Franklin Income
         Securities
            2006               20,822    12.73  -    13.19     272,191           3.26    1.28   -    2.59   15.19   -   16.74
            2005               12,501    11.05  -    11.30     140,500           3.28    1.28   -    2.59    0.31   -   10.50
            2004 (as)           2,826    11.17  -    11.26      31,764           0.34    1.10   -    2.54   11.68   -   12.63
      Franklin Large Cap
         Growth Securities
            2006                5,670    11.18  -    11.50      64,820           0.76    1.29   -    2.54    9.47   -   11.79
            2005                2,903    10.35  -    10.51      30,389           0.29    1.29   -    2.49   -0.24   -    3.49
            2004 (az)             176    10.50  -    10.53       1,850           0.00    1.29   -    2.44    5.03   -    5.33
      Franklin Small Cap
         Value Securities
            2006                3,842    13.12  -    20.92      78,437           0.66    1.28   -    2.69   13.84   -   15.50
            2005                3,217    11.36  -    18.38      59,475           0.70    1.28   -    2.69    5.85   -   13.57
            2004                2,205    17.36  -    17.90      39,167           0.18    1.29   -    2.69   20.42   -   22.15
            2003                1,410    14.48  -    14.65      20,576           0.00    1.29   -    2.34   44.80   -   46.53
            2002 (ay)              51    11.21  -    11.23         574           0.00    1.29   -    2.24   12.12   -   12.35

(y)  Previously known as Franklin High Income
(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(ax) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(az) For the period beginning October 1, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. Financial Highlights (continued)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Franklin Small-Mid Cap
         Growth Securities
            2006                  215   $18.26  -   $20.62  $    3,789           0.00%  1.15%   -    2.34%   6.16%  -    7.45%
            2005                  231    17.20  -    19.19       3,826           0.00   1.15    -    2.34    2.34   -    3.59
            2004                  244    16.81  -    17.21       3,918           0.00   1.29    -    2.34    8.87   -   10.04
            2003 (ba)             259    15.44  -    15.64       3,800           0.00   1.29    -    2.34   35.48   -   54.39
            2002 (ax)              45    11.52  -    11.55         416           0.00   1.29    -    2.24   15.21   -   15.45
      Franklin Technology
         Securities
            2003 (ba)               -     4.78  -     4.80           -           0.00   1.35    -    1.60    9.12   -    9.21
            2002                    1     4.38  -     4.40           5           0.00   1.35    -    1.60  -44.80   -  -44.66
      Franklin U.S. Government
            2006                1,941    10.27  -    10.66      20,542           4.27   1.29    -    2.69    1.23   -    2.68
            2005                1,485    10.14  -    10.39      15,353           4.40   1.29    -    2.69   -0.34   -    1.09
            2004 (as)             704    10.18  -    10.27       7,221           0.56   1.10    -    2.69    1.76   -    2.74
      Mutual Discovery
            2006                1,515    10.95  -    13.85      18,246           0.68   1.29    -    2.54    9.47   -   21.47
            2005 (ak)             248    11.32  -    11.40       2,826           0.38   1.29    -    2.44   13.16   -   14.05
      Mutual Shares
         Securities
            2006               13,386    17.06  -    22.93     219,784           1.27   1.15    -    2.69   15.21   -   17.03
            2005               10,392    14.81  -    19.60     147,674           0.87   1.15    -    2.69    7.59   -    9.29
            2004                5,727    10.97  -    13.77      78,149           0.70   1.28    -    2.69    9.60   -    9.75
            2003                2,632    12.61  -    12.77      33,291           0.00   1.29    -    2.34   26.15   -   27.65
            2002                  148    10.31  -    10.33       1,445           0.00   1.29    -    2.24    3.12   -    3.33
      Templeton Developing
         Markets Securities
            2006                1,202    21.81  -    31.48      39,374           1.08   1.15    -    2.59   24.78   -   26.63
            2005                1,123    17.22  -    25.23      29,194           1.15   1.15    -    2.59   24.14   -   72.20
            2004                  706    20.32  -    20.90      14,632           1.59   1.29    -    2.59   21.48   -   23.10
            2003                  410    16.80  -    16.98       6,931           0.00   1.29    -    2.14   68.02   -   69.79
            2002                    9    11.22  -    11.24          96           0.00   1.29    -    2.14   12.22   -   12.43

(ak) For the period beginning April 29, 2005 and ended December 31, 2005
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(ax) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities
(ba) On April 30, 2003, Franklin Technology Securities merged into Franklin Small Mid-Cap Growth Securities

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the Year Ended December 31,
                              ---------------------------------------   ------------------------------------------------

                                          Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Templeton Foreign
         Securities
            2006              11,793   $14.55  -  $19.68   $  206,971            1.24%  1.15% -  2.69%   18.19% -  20.06%
            2005               8,679    12.12  -   16.65      125,225            1.09   1.15  -  2.69     7.21  -   8.91
            2004               2,631    11.54  -   15.53       37,460            0.79   1.28  -  2.69    15.44  -  55.28
            2003                 918    13.52  -   13.68       12,364            0.00   1.29  -  2.34    35.22  -  36.83
            2002                  47    10.46  -   10.48          427            0.00   1.29  -  2.14     4.65  -   4.84
      Templeton Global
         Income Securities
            2006                 219    14.92  -   20.22        3,600            3.13   1.15  -  2.39    10.08  -  11.48
            2005                 272    13.56  -   18.14        4,101            6.12   1.15  -  2.39    -4.18  -  -5.39
            2004                 305    14.33  -   14.69        4,800           10.86   1.29  -  2.39    12.00  -  13.26
            2003                 297    12.79  -   12.97        4,135           11.06   1.29  -  2.39    20.86  -  27.93
            2002                  92    10.72  -   10.73        1,203            0.00   1.29  -  1.94     7.15  -   7.30
      Templeton Growth
         Securities
            2006                 288    14.62  -   20.75        5,395            1.29   1.15  -  1.85    19.56  -  20.42
            2005                 375    12.23  -   17.23        5,988            1.16   1.15  -  1.85     6.86  -   7.62
            2004                 453    11.44  -   16.01        6,817            1.15   1.15  -  1.85    13.88  -  14.70
            2003                 471    10.05  -   13.96        6,326            1.54   1.15  -  1.85    29.69  -  30.63
            2002                 527     7.75  -   10.69        5,486            2.14   1.15  -  1.85   -20.00  - -19.42

Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Accounts:
      VIT Capital Growth
            2006                   7     7.75  -   11.60           62            0.11   1.15  -  1.65     6.79  -   7.32
            2005                   9     7.26  -   10.81           74            0.14   1.15  -  1.65     1.26  -   1.77
            2004                  10     7.17  -   10.62           83            0.70   1.15  -  1.65     7.30  -   7.84
            2003                  10     6.68  -    9.85           78            0.27   1.15  -  1.65    21.71  -  22.32
            2002                  10     5.49  -    8.05           64            0.10   1.15  -  1.65   -25.57  - -25.20
      VIT CORE Large Cap
         Growth
            2002 (bc)              -      N/A  -     N/A            -            0.00   1.59  -  1.59      N/A  -    N/A

(bc) For the period beginning January 1, 2002 and ended April 30, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the Year Ended December 31,
                              ---------------------------------------   ------------------------------------------------

                                          Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Accounts
   (continued):
      VIT Global Income
            2002 (bb)              -   $  N/A  -  $  N/A   $        -            0.00%  1.15% -  1.85%    N/A % -    N/A%
      VIT Growth and Income
            2006                 712    12.49  -   12.77        9,037            2.04   1.29  -  2.59    19.46  -  21.05
            2005                 429    10.45  -   10.55        4,518            3.04   1.29  -  2.59     4.53  -   5.46
            2004                   1    10.88  -   10.88            9            1.53   1.59  -  1.59    16.92  -  16.92
            2003                   1     9.31  -    9.31            8            1.30   1.59  -  1.59    22.40  -  22.40
            2002                   1     7.60  -    7.60            6            1.09   1.59  -  1.59   -12.74  - -12.74
      VIT International Equity
            2006                 < 1    15.48  -   15.48            7            0.56   1.15  -  1.15    20.71  -  20.71
            2005                   3    12.42  -   12.82           33            0.30   1.15  -  1.59    11.92  -  12.41
            2004                   3    11.10  -   11.41           31            1.29   1.15  -  1.59    11.69  -  14.06
            2003                   2     9.94  -   10.05           20            3.78   1.37  -  1.59    33.36  -  33.65
            2002                   2     7.45  -    7.59           16            1.09   1.15  -  1.59   -19.63  - -19.27
      VIT Mid Cap Value
            2006 (y)             789    12.79  -   13.07       10,255            1.04   1.29  -  2.59    13.16  -  14.67
            2005                 667    11.30  -   11.40        7,597            1.06   1.29  -  2.59    13.00  -  14.01
            2004                 < 1    20.78  -   20.78            9            0.59   1.37  -  1.37    24.17  -  24.17
            2003                 < 1    16.73  -   16.73            8            0.87   1.37  -  1.37    26.65  -  26.65
            2002                 < 1    13.21  -   13.21            6            1.05   1.37  -  1.37    -5.99  -  -5.99
      VIT Structured Small Cap
         Equity Fund (z)
            2006               1,871    12.32  -   20.87       23,572            0.81   1.15  -  2.59     9.37  -  10.99
            2005               1,214    11.27  -   18.80       13,903            0.42   1.15  -  2.59     4.86  -  12.67
            2004                  28    13.83  -   17.93          446            0.18   1.15  -  1.85    14.18  -  15.00
            2003                  30    12.11  -   15.59          414            0.23   1.15  -  1.85    43.31  -  44.34
            2002                  29     8.45  -   10.80          279            0.29   1.15  -  1.85   -16.54  - -15.94
      VIT Structured U.S.
         Equity Fund (aa)
            2006               1,117    12.31  -   13.81       13,962            1.32   1.15  -  2.59     9.98  -  11.60
            2005                 668    11.20  -   12.38        7,517            1.35   1.15  -  2.59    11.95  -   5.30
            2004                  33     9.87  -   11.75          338            1.08   1.15  -  1.85    12.82  -  13.63
            2003                  35     8.75  -   10.34          315            0.76   1.15  -  1.85    27.08  -  28.00
            2002                  29     6.89  -    8.08          208            0.57   1.15  -  1.85   -23.34  - -22.79

(y)  For the period beginning January 1, 2006, and ended May 1, 2006
(z)  Previously known as VIT CORE Small Cap Equity
(aa) Previously known as VIT CORE U.S. Equity
(bb) For the period beginning January 1, 2002 and ended April 30, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the Year Ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Janus
   Aspen Series Sub-Account:
      Forty Portfolio
            2006                   2   $13.63  -  $13.63          $22            0.35%  1.50% -  1.50%    7.71% -   7.71%
            2005                   2    12.65  -   12.65           21            0.21   1.50  -  1.50    11.16  -  11.16
            2004 (as) (bc)         2    11.38  -   11.38           19            0.46   1.50  -  1.50    13.82  -  13.82

Investments in the Janus
   Aspen Series (Service
   Shares) Sub-Accounts:
      Foreign Stock (Service
         Shares)
            2006                   2    19.01  -   19.01           47            1.59   1.50  -  1.50    16.29  -  16.29
            2005                   2    16.35  -   16.35           40            0.77   1.50  -  1.50     4.65  -   4.65
            2004                   2    15.62  -   15.62           38            0.27   1.50  -  1.50    16.45  -  16.45
            2003                   2    13.42  -   13.42           33            0.28   1.50  -  1.50    31.39  -  31.39
            2002                   1    10.21  -   10.21            8            0.93   1.50  -  1.50     2.10  -   2.10
      Worldwide Growth
         (Service Shares)
            2004                   -      N/A  -     N/A            -            0.00   1.50  -  1.50      N/A  -    N/A
            2003                   -      N/A  -     N/A            -            1.18   1.50  -  1.50      N/A  -    N/A
            2002                   1     8.27  -    8.27            9            1.27   1.50  -  1.50   -17.35  - -17.35

Investments in the Lazard
   Retirement Series, Inc.
   Sub-Account:
      Emerging Markets
            2006                   1    40.36  -   40.36           24            0.53   1.50  -  1.50    28.00  -  28.00
            2005                   1    31.35  -   31.35           22            0.21   1.50  -  1.50    38.67  -  38.67
            2004                 < 1    22.74  -   22.74            9            0.63   1.50  -  1.50    28.63  -  28.63
            2003                 < 1    17.68  -   17.68            7            0.05   1.50  -  1.50    50.65  -  50.65
            2002                 < 1    11.73  -   11.73            5            0.61   1.50  -  1.50    -2.98  -  -2.98

Legg Mason Partners Variable
   Portfolios I, Inc. Sub-Accounts:
      Legg Mason Variable
         All Cap Portfolio I (ac)
            2006                   1    14.32  -   14.32            7            1.38   1.50  -  1.50    16.35  -  16.35
            2005                   1    12.31  -   12.31            6            0.86   1.50  -  1.50     2.49  -   2.49
            2004                   1    12.01  -   12.01            6            0.54   1.50  -  1.50     6.69  -   6.69
            2003                   1    11.26  -   11.26            6            0.26   1.50  -  1.50    36.95  -  36.95
            2002                   1     8.22  -    8.22            4            0.45   1.50  -  1.50   -26.18  - -26.18

(ac) Previously known as All Cap
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(bc) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Legg Mason Partners
   Variable Portfolios I,
   Inc. Sub-Accounts
   (continued):
      Legg Mason Variable
         Investors
         Portfolio I (ad)
            2006                    1  $ 13.37  -  $ 13.37  $        9           1.65%   1.50%  -    1.50%  16.49%  -   16.49%
            2005                    1    11.47  -    11.47           8           1.19    1.50   -    1.50    4.93   -    4.93
            2004 (as) (bd)          1    10.94  -    10.94           8           2.81    1.50   -    1.50    9.35   -    9.35

Investments in the Lord
   Abbett Series Fund
   Sub-Accounts:
      All Value
            2006                1,138    12.66  -    13.05      14,734           0.69    1.29   -    2.59   11.68   -   13.17
            2005                  772    11.34  -    11.53       8,862           0.54    1.29   -    2.59    5.58   -   13.40
            2004 (az)             170    10.89  -    10.92       1,850           0.57    1.29   -    2.29    8.93   -    9.20
      Bond-Debenture
            2006                3,077    10.86  -    11.19      34,209           7.41    1.29   -    2.59    6.50   -    7.92
            2005                1,735    10.20  -    10.37      17,927           8.07    1.29   -    2.59    0.00   -    2.01
            2004 (az)             253    10.34  -    10.37       2,625           8.91    1.29   -    2.44    3.40   -    3.70
      Growth and Income
            2006                3,372    12.49  -    12.87      43,120           1.52    1.29   -    2.59   14.25   -   15.76
            2005                2,117    10.93  -    11.11      23,456           1.60    1.29   -    2.59    1.92   -    9.32
            2004 (az)             362    10.87  -    10.90       3,950           1.23    1.29   -    2.44    8.73   -    9.04
      Growth Opportunities
            2006                1,072    11.92  -    12.27      13,057           0.00    1.29   -    2.54    6.51   -   19.22
            2005                  459    11.35  -    11.52       5,268           0.00    1.29   -    2.44    3.28   -   13.51
            2004 (az)              68    11.12  -    11.15         753           0.00    1.29   -    2.34   11.23   -   11.53
      Mid-Cap Value
            2006                3,997    12.79  -    13.18      52,336           0.57    1.29   -    2.59    9.33   -   10.79
            2005                3,079    11.70  -    11.90      36,499           0.74    1.29   -    2.59    6.83   -   17.01
            2004 (az)             411    11.10  -    11.14       4,574           0.47    1.29   -    2.44   11.03   -   11.36

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive
         Growth
            2004 (be)               -      N/A  -      N/A           -           0.00    0.83   -    0.83     N/A   -     N/A
            2003                  996     9.85  -    10.08      11,294           0.00    0.83   -    2.20   35.68   -   37.55
            2002                  277     7.26  -     7.33       2,071           0.00    0.83   -    2.20  -27.40   -  -26.73

(ad) Previously known as Investors
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(az) For the period beginning October 1, 2004 and ended December 31, 2004
(be) On April 30, 2004, LSA Aggressive  Growth merged into LIT Aggressive Growth (Class II)
(bd) On April 30, 2004, LSA Value Equity merged into Investors

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Balanced
            2004 (bf)               -  $   N/A  -  $   N/A  $        -           0.00%   1.50%  -    1.50%    N/A%  -     N/A%
            2003                    1    10.43  -    10.43           9           1.23    1.50   -    1.50   27.29   -   27.29
            2002                    1     8.20  -     8.20           6           1.22    1.50   -    1.50  -19.53   -  -19.53
      LSA Basic Value
            2004 (ap)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    1    11.62  -    11.62           8           0.00    1.50   -    1.50   31.42   -   31.42
            2002                  < 1     8.84  -     8.84           4           0.00    1.50   -    1.50  -22.88   -  -22.88
      LSA Blue Chip
            2004 (bg)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    2    10.06  -    10.06          16           0.02    1.50   -    1.50   23.36   -   23.36
            2002                    2     8.16  -     8.16          12           0.00    1.50   -    1.50  -27.30   -  -27.30
      LSA Capital Appreciation
            2004 (bc)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    1    11.44  -    11.44          17           0.00    1.50   -    1.50   28.39   -   28.39
            2002                    1     8.91  -     8.91          13           0.00    1.50   -    1.50  -29.73   -  -29.73
      LSA Capital Growth
            2004 (bh)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                   21     9.99  -     9.99         173           0.21    1.50   -    1.50   21.69   -   21.69
            2002                    6     8.21  -     8.21          40           0.03    1.50   -    1.50  -25.51   -  -25.51
      LSA Disciplined Equity
            2003 (bi)               -     8.50  -     8.50           -           0.00    1.50   -    1.50    4.23   -    4.23
            2002                    1     8.16  -     8.16           6           0.41    1.50   -    1.50  -26.38   -  -26.38
      LSA Diversified Mid Cap
            2004 (bj)               -      N/A  -      N/A           -           0.02    1.50   -    1.50     N/A   -     N/A
            2003                    1    12.38  -    12.38          11           0.07    1.50   -    1.50   30.81   -   30.81
            2002                    1     9.47  -     9.47           7           0.08    1.50   -    1.50  -20.46   -  -20.46
      LSA Emerging Growth
         Equity
            2004 (bk)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2003                    1    10.91  -    10.91           8           0.00    1.50   -    1.50   44.73   -   44.73
            2002                    1     7.54  -     7.54           5           0.00    1.50   -    1.50  -42.77   -  -42.77

(bc) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(bf) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(bg) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(bh) On April 30,  2004,  LSA Capital  Growth  merged into Van Kampen UIF Equity Growth
(bi) On April 30, 2003 LSA Disciplined Equity merged into LSA Equity Growth
(bj) On April 30, 2004, LSA  Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(bk) On April 30, 2004,  LSA Emerging  Growth Equity merged into LIT  Aggressive Growth (Class II)
(ap) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Equity Growth
            2004 (bl)               -  $   N/A  -  $   N/A  $        -           0.00%   1.50%  -    1.50%    N/A%  -     N/A%
            2003 (bi)             305     9.33  -     9.33       3,651           0.00    1.50   -    1.50   21.62   -   21.62
            2002                    7     7.67  -     7.67          57           0.00    1.50   -    1.50  -30.87   -  -30.87
      LSA Mid Cap Value
            2004 (bm)               -      N/A  -      N/A           -           0.08    1.50   -    1.50     N/A   -     N/A
            2003                  744    15.04  -    15.04      11,272           0.09    1.50   -    1.50   37.68   -   37.68
            2002                   22    10.92  -    10.92         244           0.20    1.50   -    1.50    9.21   -    9.21
      LSA Value Equity
            2004 (bd)               -      N/A  -      N/A           -           0.38    1.50   -    1.50     N/A   -     N/A
            2003                    1    10.90  -    10.90           7           1.48    1.50   -    1.50   28.49   -   28.49
            2002                    1     8.49  -     8.49           5           0.00    1.50   -    1.50  -23.34   -  -23.34

Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
      MFS Emerging Growth
            2006                  247     5.59  -    11.83       2,192           0.00    1.15   -    1.65    6.13   -    6.66
            2005                  319     5.27  -    11.09       2,641           0.00    1.15   -    1.65    7.41   -    7.94
            2004                  387     4.90  -    10.27       2,926           0.00    1.15   -    1.65   11.11   -   11.67
            2003                  484     4.41  -     9.20       3,233           0.00    1.15   -    1.65   28.10   -   28.74
            2002                  570     3.44  -     7.15       2,932           0.00    1.15   -    1.65  -34.85   -  -34.52
      MFS High Income
            2006                   56    12.80  -    13.18         732           7.62    1.25   -    1.65    8.57   -    9.01
            2005                   73    11.79  -    12.09         873           6.89    1.25   -    1.65    0.49   -    0.89
            2004                   80    11.73  -    11.99         959           4.77    1.25   -    1.65    7.36   -    7.79
            2003                   71    10.93  -    11.12         783           4.07    1.25   -    1.65   16.03   -   16.49
            2002                   47     9.42  -     9.55         447           7.56    1.25   -    1.65    0.89   -    1.29
      MFS Investors Trust
            2006                  334    10.20  -    11.52       3,493           0.50    1.15   -    1.65   11.15   -   11.71
            2005                  401     8.60  -    10.31       3,774           0.55    1.15   -    1.65    5.56   -    6.09
            2004                  436     8.69  -     8.88       3,878           0.60    1.25   -    1.65    9.53   -    9.97
            2003                  420     7.94  -     8.08       3,395           0.62    1.25   -    1.65   20.15   -   20.63
            2002                  411     6.60  -     6.70       2,766           0.60    1.25   -    1.65  -33.95   -  -21.95

(bd) On April 30, 2004, LSA Value Equity merged into Investors
(bi) On April 30, 2003 LSA Disciplined Equity merged into LSA Equity Growth
(bl) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(bm) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts (continued):
      MFS New Discovery
            2006                  226  $ 14.91  -  $ 19.46  $    3,434           0.00%   1.15%  -    1.65%  11.37%  -   11.92%
            2005                  261     8.56  -    10.39       3,548           0.00    1.15   -    1.65    3.53   -    4.02
            2004                  306    12.94  -    13.22       4,000           0.00    1.25   -    1.65    4.78   -    5.20
            2003                  312    12.35  -    12.57       3,879           0.00    1.25   -    1.65   31.53   -   32.06
            2002                  286     9.39  -     9.52       2,722           0.00    1.25   -    1.65  -32.75   -  -32.48
      MFS Research
            2006                  152     7.97  -    10.35       1,421           0.53    1.15   -    1.65    8.67   -    9.22
            2005                  205     7.33  -     9.48       1,755           0.47    1.15   -    1.65    6.04   -    6.57
            2004                  249     6.92  -     8.89       1,983           1.03    1.15   -    1.65   13.95   -   14.53
            2003                  306     6.07  -     7.77       2,134           0.65    1.15   -    1.65   22.67   -   23.28
            2002                  324     4.95  -     6.30       1,837           0.26    1.15   -    1.65  -25.77   -  -25.40
      MFS Research Bond
            2006                  173    14.02  -    14.44       2,489           4.09    1.25   -    1.65    2.35   -    2.76
            2005                  214    13.70  -    14.05       2,997           5.20    1.25   -    1.65   -0.14   -    0.26
            2004                  246    13.72  -    14.02       3,438           6.02    1.25   -    1.65    4.33   -    4.75
            2003                  209    13.15  -    13.38       2,793           5.69    1.25   -    1.65    7.55   -    7.98
            2002                  183    12.22  -    12.39       2,263           5.84    1.25   -    1.65    7.14   -    7.57
      MFS Utilities
            2006                   20    17.52  -    18.00         350           1.73    1.15   -    1.65   29.12   -   79.97
            2005                   13    13.57  -    13.80         173           0.52    1.35   -    1.65   15.28   -   35.71
            2004                    8    11.83  -    11.97          96           1.43    1.35   -    1.69   28.02   -   28.45
            2003                    8     9.24  -     9.31          74           1.91    1.37   -    1.69   33.62   -   34.07
            2002                    8     6.92  -     6.95          58           1.30    1.37   -    1.69  -30.82   -  -23.78

Investments in the MFS
   Variable Insurance Trust
   (Service Class) Sub-Accounts:
      MFS Emerging Growth
         (Service Class)
            2006                   66     8.41  -     8.66         569           0.00    1.35   -    1.85    5.63   -    6.16
            2005                   78     7.96  -     8.15         634           0.00    1.35   -    1.85    6.91   -    7.46
            2004                   93     7.45  -     7.59         704           0.00    1.35   -    1.85   10.63   -   11.20
            2003                   98     6.73  -     6.82         669           0.00    1.35   -    1.85   27.53   -   28.18
            2002                   93     5.28  -     5.32         496           0.00    1.35   -    1.85  -35.08   -  -34.75
      MFS Investors Trust
         (Service Class)
            2006                   72    10.34  -    10.64         759           0.26    1.35   -    1.85   10.61   -   11.18
            2005                   77     9.34  -     9.57         733           0.31    1.35   -    1.85    5.05   -    5.58
            2004                   87     8.90  -     9.06         790           0.43    1.35   -    1.85    9.07   -    9.63
            2003                   92     8.16  -     8.27         765           0.46    1.35   -    1.85   19.58   -   20.19
            2002                   91     6.82  -     6.88         632           0.48    1.35   -    1.85  -22.61   -  -22.22

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the MFS
   Variable Insurance Trust
   (Service Class)
   Sub-Accounts (continued):
      MFS New Discovery
         (Service Class)
            2006                  106  $ 10.01  -  $ 10.30  $    1,084           0.00%   1.35%  -    1.85%  10.85%  -   11.41%
            2005                  116     9.03  -     9.25       1,075           0.00    1.35   -    1.85    3.09   -    3.62
            2004                  120    11.87  -    11.87       1,075           0.00    1.50   -    1.50    4.62   -    4.62
            2003                  120    11.34  -    11.34       1,031           0.00    1.50   -    1.50   31.43   -   31.43
            2002                  103     8.63  -     8.63         673           0.00    1.50   -    1.50  -32.83   -  -32.83
      MFS Research
         (Service Class)
            2006                   46     9.85  -    10.14         464           0.31    1.35   -    1.85    8.17   -    8.72
            2005                   47     9.11  -     9.32         439           0.30    1.35   -    1.85    5.59   -    6.12
            2004                   49     8.62  -     8.79         430           0.88    1.35   -    1.85   13.43   -   14.01
            2003                   51     7.60  -     7.71         397           0.38    1.35   -    1.85   22.07   -   22.69
            2002                   52     6.23  -     6.28         330           0.11    1.35   -    1.85  -26.11   -  -25.74
      MFS Utilities
         (Service Class)
            2006                  100    14.20  -    14.61       1,715           1.80    1.35   -    1.85   28.55   -   29.20
            2005                  102    11.04  -    11.31       1,352           0.68    1.35   -    1.85   14.42   -   15.00
            2004                   63    13.05  -    13.05         635           1.26    1.50   -    1.50   27.90   -   27.90
            2003                   78    10.21  -    10.21         614           1.99    1.50   -    1.50   33.54   -   33.54
            2002                   75     7.64  -     7.64         440           2.33    1.50   -    1.50  -23.57   -  -23.57

Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts:
      Aggressive Equity
            2006                2,252     9.36  -    10.10      28,821           0.00    0.70   -    2.05    5.66   -    7.09
            2005                2,887     8.86  -     9.43      30,046           0.00    0.70   -    2.05   20.68   -   22.31
            2004                3,564     7.34  -     7.71      36,091           0.01    0.70   -    2.05   10.43   -   11.93
            2003                4,391     6.65  -     6.89      40,215           0.01    0.70   -    2.05   23.50   -   25.18
            2002                5,099     5.38  -     5.50      37,744           0.31    0.70   -    2.05  -24.18   -  -23.14
      Capital Growth
            2002 (bn)               -      N/A  -      N/A           -           0.48    0.70   -    2.05     N/A   -     N/A

(bn) On August 31, 2002, Capital Growth merged into Money Market

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts
   (continued):
      Dividend Growth
            2006               13,870  $ 11.74  -  $ 13.50  $  439,541           1.33%   0.70%  -    2.05%   8.85%  -   10.32%
            2005               18,424    10.78  -    12.24     545,559           1.26    0.70   -    2.05    3.47   -    4.87
            2004               22,317    10.42  -    11.67     696,586           1.55    0.70   -    2.05    6.26   -    7.70
            2003               27,375     9.81  -    10.83     820,639           1.85    0.70   -    2.05   25.30   -   27.00
            2002               31,946     7.83  -     8.53     779,026           2.00    0.70   -    2.05  -19.68   -  -18.59
      Equity
            2006               10,130     8.43  -     8.67     351,734           0.00    0.70   -    2.05    2.08   -    3.46
            2005               13,231     8.15  -     8.49     459,943           0.00    0.70   -    2.05   15.77   -   17.33
            2004               14,403     6.95  -     7.34     511,428           0.40    0.70   -    2.05    8.89   -   10.37
            2003               17,326     6.30  -     6.74     588,664           0.37    0.70   -    2.05   20.31   -   21.95
            2002               20,268     5.16  -     5.60     595,598           0.35    0.70   -    2.05  -22.82   -  -21.76
      European Growth
            2006                3,921    12.24  -    12.68     131,420           1.72    0.70   -    2.05   27.58   -   29.31
            2005                5,072     9.60  -     9.81     134,885           1.17    0.70   -    2.05    6.49   -    7.93
            2004                5,979     9.01  -     9.09     167,620           1.12    0.70   -    2.05   10.45   -   11.95
            2003                7,200     8.12  -     8.16     187,302           0.86    0.70   -    2.05   26.41   -   28.13
            2002                8,623     6.34  -     6.45     182,586           1.46    0.70   -    2.05  -22.96   -  -21.91
      Global Advantage
            2006                1,556     9.37  -     9.90      15,728           0.78    0.70   -    2.05   16.15   -   17.73
            2005                2,048     7.96  -     8.52      17,769           0.28    0.70   -    2.05    4.64   -    6.05
            2004                2,664     7.51  -     8.14      22,063           0.43    0.70   -    2.05   10.26   -   11.75
            2003                3,230     6.72  -     7.39      24,224           1.06    0.70   -    2.05   28.46   -   30.20
            2002                3,702     5.16  -     5.75      21,521           0.83    0.70   -    2.05  -22.42   -  -21.37
      Global Dividend Growth
            2006                6,387    14.73  -    16.48     154,443           1.98    0.70   -    2.05   19.47   -   21.09
            2005                8,403    12.33  -    13.61     169,963           1.63    0.70   -    2.05    4.19   -    5.60
            2004               10,008    11.83  -    12.89     201,476           1.45    0.70   -    2.05   12.60   -   14.13
            2003               11,608    10.51  -    11.29     209,033           1.91    0.70   -    2.05   29.39   -   31.15
            2002               13,562     8.12  -     8.61     190,169           1.80    0.70   -    2.05  -14.29   -  -13.13
      High Yield
            2006                2,215     6.19  -     8.13      26,456           6.92    0.70   -    2.05    7.08   -    8.53
            2005                2,986     5.70  -     7.60      33,636           6.98    0.70   -    2.05    0.12   -    1.47
            2004                3,956     5.62  -     7.59      46,919           7.46    0.70   -    2.05    7.61   -    9.08
            2003                4,896     5.15  -     7.05      54,254          10.14    0.70   -    2.05   25.14   -   26.84
            2002                4,838     4.06  -     5.63      43,505          18.30    0.70   -    2.05   -9.02   -   -7.78

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts
   (continued):
      Income Builder
         2006                   1,893  $ 14.06  -  $ 15.49  $   32,764           2.59%  0.70%   -   2.05%   11.90%  -   13.42%
         2005                   2,399    12.57  -    13.66      37,101           2.63   0.70    -   2.05     4.79   -    6.21
         2004                   3,118    11.99  -    12.86      46,418           3.61   0.70    -   2.05     8.71   -   10.19
         2003                   3,590    11.03  -    11.67      49,256           3.09   0.70    -   2.05    18.39   -   20.00
         2002                   4,059     9.32  -     9.72      47,094           4.20   0.70    -   2.05    -8.29   -   -6.82
      Information
         2006 (ae)                  -      N/A  -      N/A           -           0.00   0.00    -   0.00      N/A   -     N/A
         2005                     619     4.62  -    11.74       2,932           0.00   0.83    -   1.85    -1.24   -   -0.23
         2004                     859     4.79  -    11.77       4,091           0.00   0.83    -   2.05     1.44   -    2.69
         2003                   1,036     4.72  -    11.46       4,837           0.00   0.83    -   2.05    57.81   -   59.75
         2002                     664     2.99  -     7.17       1,961           0.94   0.83    -   2.05   -44.24   -  -28.27
      Limited Duration
         2006                   2,750    11.04  -    12.33      32,271           4.68   0.70    -   1.85     2.37   -    3.56
         2005                   3,545    10.78  -    11.91      40,508           3.87   0.70    -   1.85     0.01   -    1.16
         2004                   4,395    10.61  -    11.77      50,056           4.12   0.70    -   2.05    -0.64   -    0.71
         2003                   5,392    10.68  -    11.69      61,420           4.05   0.70    -   2.05     0.15   -    1.51
         2002                   6,130    10.66  -    11.51      69,291           3.58   0.70    -   2.05     1.94   -    3.33
      Money Market
         2006                   8,634    10.18  -    11.56     124,279           4.63   0.70    -   2.05     2.50   -    3.89
         2005                   9,494     9.93  -    11.13     134,039           2.68   0.70    -   2.05     0.71   -    2.07
         2004                  11,900     9.86  -    10.90     166,792           0.79   0.70    -   2.05    -1.18   -    0.16
         2003                  16,876     9.98  -    10.89     237,222           0.66   0.70    -   2.05    -1.37   -   -0.03
         2002 (bn)             28,382    10.12  -    10.89     402,007           1.31   0.70    -   2.05     0.63   -    1.21
      Pacific Growth
         2004 (bo)                  -      N/A  -      N/A           -           0.00   0.70    -   2.05      N/A   -     N/A
         2003                   5,498     4.84  -     6.48      22,979           0.00   0.70    -   2.05    27.02   -   28.74
         2002                   5,625     3.76  -     5.10      18,319           0.00   0.70    -   2.05   -24.43   -  -23.40
      Quality Income Plus
         2006                   7,370    12.76  -    15.28     170,943           5.03   0.70    -   2.05     3.56   -    4.96
         2005                   9,929    12.32  -    14.56     219,645           5.10   0.70    -   2.05     1.23   -    2.61
         2004                  12,316    12.17  -    14.19     276,600           5.45   0.70    -   2.05     3.09   -    4.49
         2003                  15,564    11.81  -    13.58     340,872           5.68   0.70    -   2.05     6.25   -    7.69
         2002                  19,078    11.11  -    12.61     397,716           6.01   0.70    -   2.05     3.37   -    4.78

(ae) For the period beginning January 1, 2006, and ended June 23, 2006
(bn) On August 31, 2002, Capital Growth merged into Money Market
(bo) For the period beginning January 1, 2004 and ended April 30, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   Sub-Accounts
   (continued):
      S&P 500 Index
         2006                   6,425  $ 10.26  -  $ 10.58  $   77,960           1.62%  0.70%   -   2.05%   13.22%  -   14.75%
         2005                   9,063     9.06  -     9.22      96,741           1.62   0.70    -   2.05     2.52   -    3.91
         2004                  11,740     8.84  -     8.87     122,996           0.96   0.70    -   2.05     8.35   -    9.82
         2003                  13,279     8.08  -     8.16     127,914           1.01   0.70    -   2.05    25.26   -   26.96
         2002                  13,650     6.36  -     6.51     104,609           1.01   0.70    -   2.05   -24.06   -  -23.03
      Strategist
         2006                   8,248    12.51  -    14.02     241,744           2.57   0.70    -   2.05    12.69   -   14.21
         2005                  10,340    11.10  -    12.27     271,309           1.90   0.70    -   2.05     6.13   -    7.57
         2004                  12,349    10.46  -    11.41     325,336           1.91   0.70    -   2.05     8.13   -    9.60
         2003                  14,584     9.68  -    10.41     366,549           1.65   0.70    -   2.05    23.68   -   25.36
         2002                  16,778     7.82  -     8.30     351,932           1.54   0.70    -   2.05   -11.72   -  -10.52
      Utilities
         2006                   5,184    10.03  -    10.73     132,186           1.99   0.70    -   2.05    17.88   -   19.48
         2005                   6,612     8.50  -     8.98     143,844           2.34   0.70    -   2.05    12.30   -   13.82
         2004                   7,513     7.57  -     7.89     157,840           2.49   0.70    -   2.05    18.21   -   19.82
         2003                   9,199     6.41  -     6.58     165,009           2.83   0.70    -   2.05    14.96   -   16.53
         2002                  11,242     5.57  -     5.65     179,523           2.79   0.70    -   2.05   -24.43   -  -23.40

Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts:
      Aggressive Equity
         (Class Y Shares)
         2006                   2,987    16.66  -    17.48      30,430           0.00   1.29    -   2.59     4.86   -    6.26
         2005                   2,999    15.88  -    16.45      28,565           0.00   1.29    -   2.59    19.56   -   21.15
         2004                   3,342    13.29  -    13.58      26,131           0.00   1.29    -   2.59     9.56   -   11.02
         2003                   3,669    12.13  -    12.23      25,091           0.00   1.29    -   2.59    21.26   -   22.34
         2002                   3,298     5.19  -     6.91      17,226           0.10   1.35    -   2.20   -24.52   -  -23.87
      Capital Growth
         (Class Y Shares)
         2002 (bp)                  -      N/A  -      N/A           -           0.27   1.35    -   2.20      N/A   -     N/A

(bp) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts
   (continued):
      Dividend Growth
         (Class Y Shares)
            2006               10,201  $ 14.19  -  $ 14.90  $  129,082           1.12%  1.29%   -   2.59%    7.97%  -    9.40%
            2005               11,696    13.15  -    13.62     135,625           1.08   1.29    -   2.59     2.63   -    4.00
            2004               11,891    12.81  -    13.10     132,693           1.43   1.29    -   2.59     5.41   -    6.81
            2003               11,170    12.15  -    12.26     114,227           1.65   1.29    -   2.59    21.52   -   22.60
            2002                8,696     7.42  -     8.04      68,923           1.99   1.35    -   2.20   -20.02   -  -19.33
      Equity
         (Class Y Shares)
            2006               10,777    14.79  -    15.53     110,189           0.00   1.29    -   2.59     1.23   -   55.26
            2005               12,195    14.61  -    15.14     119,287           0.00   1.29    -   2.59    14.85   -   16.38
            2004               13,667    12.72  -    13.01     112,120           0.22   1.29    -   2.59     7.99   -    9.43
            2003               14,125    11.78  -    11.88      98,665           0.14   1.29    -   2.59    17.80   -   18.84
            2002               11,901     5.31  -     8.10      63,832           0.19   1.35    -   2.30   -22.50   -  -19.01
      European Growth
         (Class Y Shares)
            2006                3,485    18.41  -    19.32      44,439           1.49   1.29    -   2.59    26.52   -   28.21
            2005                3,838    14.55  -    15.07      38,367           0.97   1.29    -   2.59     5.56   -    6.96
            2004                4,429    13.78  -    14.09      41,305           0.98   1.29    -   2.59     9.57   -   11.03
            2003                4,424    12.58  -    12.69      35,785           0.61   1.29    -   2.59    25.79   -   26.90
            2002                3,700     5.76  -     8.05      21,755           1.85   1.35    -   2.30   -22.58   -  -19.50
      Global Advantage
         (Class Y Shares)
            2006                1,036    16.33  -    17.15      10,541           0.55   1.29    -   2.59    15.29   -   16.83
            2005                1,190    14.17  -    14.68      10,387           0.05   1.29    -   2.59     3.69   -    5.07
            2004                1,302    13.66  -    13.97      10,869           0.30   1.29    -   2.59     9.38   -   10.84
            2003                1,276    12.49  -    12.60       9,194           0.74   1.29    -   2.59    24.92   -   26.03
            2002                1,033     4.95  -     8.06       5,212           0.66   1.35    -   2.30   -22.00   -  -19.42
      Global Dividend Growth
        (Class Y Shares)
            2006                4,671    17.59  -    18.47      72,767           1.74   1.29    -   2.59    18.46   -   20.04
            2005                5,317    14.85  -    15.38      69,331           1.47   1.29    -   2.59     3.43   -    4.81
            2004                5,319    14.36  -    14.68      65,871           1.37   1.29    -   2.59    11.68   -   13.17
            2003                4,330    12.86  -    12.97      46,680           1.63   1.29    -   2.59    28.57   -   29.71
            2002                2,607     7.89  -     8.13      20,621           1.86   1.35    -   2.30   -18.74   -  -13.89

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts
   (continued):
      High Yield
         (Class Y Shares)
            2006                3,372  $ 12.64  -  $ 13.27  $   28,708           6.71%  1.29%   -    2.59%    6.19% -   7.61%
            2005                4,278    11.90  -    12.33      33,289           7.05   1.29    -    2.59    -0.71  -   0.61
            2004                4,910    11.99  -    12.25      37,267           7.51   1.29    -    2.59     6.73  -   8.15
            2003                5,305    11.23  -    11.33      33,806           8.97   1.29    -    2.59    12.32  -  13.31
            2002                2,433     4.14  -     9.10      10,639          18.51   1.35    -    2.30    -8.99  -  -8.60
      Income Builder
         (Class Y Shares)
            2006                3,086    14.39  -    15.11      43,341           2.37   1.29    -    2.59    11.02  -  12.49
            2005                3,485    12.96  -    13.43      43,791           2.46   1.29    -    2.59     3.95  -   5.34
            2004                3,881    12.47  -    12.75      46,473           3.55   1.29    -    2.59     7.85  -   9.29
            2003                3,718    11.56  -    11.67      40,658           2.90   1.29    -    2.59    15.63  -  16.66
            2002                1,482     8.88  -     9.17      13,401           4.48   1.35    -    2.30   -11.23  -  -9.19
      Information
         (Class Y Shares)
            2006 (ae)               -      N/A  -      N/A           -           0.00   0.00    -    0.00      N/A  -    N/A
            2005                1,511    14.58  -    15.10       9,036           0.00   1.29    -    2.59    -2.38  -  -1.09
            2004                2,101    14.93  -    15.27      12,763           0.00   1.29    -    2.59     0.68  -   2.02
            2003                2,271    14.83  -    14.96      13,028           0.00   1.29    -    2.59    48.33  -  49.65
            2002                1,667     2.92  -     7.43       5,044           1.07   1.35    -    2.30   -44.05  - -25.69
      Limited Duration
         (Class Y Shares)
            2006               10,388     9.81  -    10.29     110,355           4.47   1.29    -    2.59     1.34  -   2.69
            2005               11,553     9.68  -    10.03     120,269           3.70   1.29    -    2.59    -1.11  -   0.20
            2004               11,437     9.79  -    10.00     120,213           4.01   1.29    -    2.59    -1.45  -  -0.13
            2003               11,259     9.93  -    10.02     120,623           3.95   1.29    -    2.59    -0.70  -   0.18
            2002                6,502    10.12  -    11.09      70,981           3.13   1.35    -    2.30     1.22  -   2.41
      Money Market
         (Class Y Shares)
            2006 (ae)           9,658     9.80  -    10.29      99,058           4.44   1.29    -    2.59     1.66  -   3.01
            2005                9,420     9.64  -     9.99      94,188           2.51   1.29    -    2.59     1.21  -  -0.11
            2004                8,639     9.65  -     9.87      85,984           0.59   1.29    -    2.59    -1.99  -  -0.68
            2003                8,984     9.85  -     9.94      90,996           0.40   1.29    -    2.59    -1.52  -  -0.64
            2002 (bq)          12,744     9.92  -    10.46     131,413           1.01   1.35    -    2.30    -0.78  -  -0.27

(ae) For the period beginning January 1, 2006, and ended June 23, 2006
(bq) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                               (000s)    Lowest to Highest    (000s)    Income Ratio*       Ratio**             Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts
   (continued):
      Pacific Growth
         (Class Y Shares)
            2004 (bo)               -  $   N/A  -  $   N/A  $        -           0.00%  1.29%   -    2.44%     N/A% -    N/A%
            2003                1,166    13.83  -    13.94       7,364           0.00   1.29    -    2.44    38.35  -  39.43
            2002                  631     3.94  -     6.09       2,619           0.00   1.35    -    2.20   -25.23  - -24.59
      Quality Income Plus
         (Class Y Shares)
            2006               16,996    10.78  -    11.31     205,030           5.01   1.29    -    2.59     2.62  -   3.98
            2005               16,194    10.50  -    10.88     191,363           4.85   1.29    -    2.59     0.41  -   1.75
            2004               14,099    10.46  -    10.69     170,081           5.24   1.29    -    2.59     2.35  -   3.72
            2003               11,264    10.22  -    10.31     136,406           5.95   1.29    -    2.59     2.20  -   3.11
            2002                8,406    10.33  -    12.04      99,130           5.73   1.35    -    2.30     3.28  -   3.85
      S&P 500 Index
         (Class Y Shares)
            2006               13,991    14.73  -    15.46     161,681           1.43   1.29    -    2.59    12.24  -  13.73
            2005               15,651    13.12  -    13.60     157,007           1.40   1.29    -    2.59     1.74  -   3.09
            2004               16,146    12.90  -    13.19     151,930           0.81   1.29    -    2.59     7.44  -   8.87
            2003               15,307    12.01  -    12.11     127,061           0.82   1.29    -    2.59    20.07  -  21.14
            2002               10,380     5.90  -     7.13      61,909           0.94   1.35    -    2.20   -24.35  - -23.71
      Strategist
         (Class Y Shares)
            2006                7,497    15.06  -    15.81      98,826           2.40   1.29    -    2.59    11.79  -  13.27
            2005                8,176    13.47  -    13.95      94,837           1.72   1.29    -    2.59     5.27  -   6.67
            2004                8,876    12.79  -    13.08      95,972           1.74   1.29    -    2.59     7.26  -   8.70
            2003                8,863    11.93  -    12.03      87,272           1.45   1.29    -    2.59    19.28  -  20.34
            2002                7,216     7.78  -     8.89      55,794           1.43   1.35    -    2.30   -11.32  - -11.06
      Utilities
         (Class Y Shares)
            2006                2,977    17.40  -    18.27      33,317           1.79   1.29    -    2.59    16.93  -  18.48
            2005                3,375    14.88  -    15.42      32,047           2.19   1.29    -    2.59    11.40  -  12.88
            2004                3,569    13.36  -    13.66      29,343           2.33   1.29    -    2.59    17.17  -  18.73
            2003                3,738    11.40  -    11.51      25,295           2.70   1.29    -    2.59    14.04  -  15.05
            2002                3,518     5.61  -     6.23      19,653           2.81   1.35    -    2.20   -24.76  - -24.11

(bo) For the period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                       For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                               Units     Unit Fair Value    Net Assets   Investment        Expense                Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*      Ratio**              Return***
                              -------  -------------------  ----------  -------------  ------------------  -----------------
Investments in the Neuberger &
   Berman Advisors Management
   Trust Sub-Accounts:
      AMT Guardian
            2006                   -   $     -  -  $     -  $        -           0.00%  0.00%   -    0.00%    0.00% -   0.00%
            2005                   -         -  -        -           -           0.00   0.00    -    0.00     0.00  -   0.00
            2004                   1     12.62  -    12.62          10           0.13   1.59    -    1.59    13.99  -  13.99
            2003                   1     11.07  -    11.07           7           0.83   1.59    -    1.59    29.68  -  29.68
            2002                   1      8.54  -     8.54           6           0.76   1.59    -    1.59   -27.61  - -27.61
      AMT Mid-Cap Growth
            2006                 < 1     15.73  -    16.01           7           0.00   1.37    -    1.59    12.89  -  13.14
            2005                   2     13.93  -    14.38          32           0.00   1.15    -    1.59    11.95  -  12.44
            2004                   2     12.45  -    12.79          28           0.00   1.15    -    1.59    14.47  -  14.98
            2003                   2     10.87  -    11.12          25           0.00   1.15    -    1.59    26.05  -  26.61
            2002                   2      8.63  -     8.78          20           0.00   1.15    -    1.59   -30.46  - -30.15
      AMT Partners
            2006                   9     15.40  -    15.40         142           0.67   1.59    -    1.59    10.48  -  10.48
            2005                  11     13.94  -    13.94         159           0.96   1.59    -    1.59    16.19  -  16.19
            2004                  12     12.00  -    12.00         140           0.01   1.59    -    1.59    17.10  -  17.10
            2003                  12     10.25  -    10.25         121           0.00   1.59    -    1.59    32.96  -  32.96
            2002                  13      7.71  -     7.71          98           0.58   1.59    -    1.59   -25.34  - -25.34

Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts:
      Oppenheimer Balanced
            2006                 583     12.42  -    14.25       8,116           2.33   1.15    -    1.85     9.10  -   9.88
            2005                 808     11.38  -    12.97      10,497           1.81   1.15    -    1.85     1.97  -   2.70
            2004                 948     11.16  -    12.63      12,084           1.04   1.15    -    1.85     8.06  -   8.84
            2003               1,032     10.33  -    11.60      12,224           2.89   1.15    -    1.85    22.65  -  23.53
            2002               1,078      8.42  -     9.39      10,442           3.27   1.15    -    1.85   -12.06  - -11.43
      Oppenheimer Capital
         Appreciation
            2006               1,171      9.17  -    11.33      12,520           0.38   1.15    -    1.85     5.96  -   6.72
            2005               1,368      8.65  -    10.62      13,704           0.91   1.15    -    1.85     3.16  -   3.90
            2004               1,553     10.58  -    10.81      14,953           0.31   1.25    -    1.65     5.19  -   5.61
            2003               1,581     10.06  -    10.24      14,409           0.35   1.25    -    1.65    28.80  -  29.32
            2002               1,588      7.81  -     7.92      11,150           0.64   1.25    -    1.65   -28.06  - -27.77
      Oppenheimer Core
         Bond
            2006                 295     13.52  -    13.93       4,089           5.42   1.25    -    1.65     3.56  -   3.97
            2005                 347     13.06  -    13.40       4,634           5.38   1.25    -    1.65     0.91  -   1.32
            2004                 399     12.94  -    13.22       5,253           4.64   1.25    -    1.65     3.77  -   4.18
            2003                 386     12.47  -    12.69       4,894           4.79   1.25    -    1.65     5.03  -   5.45
            2002                 726     11.87  -    12.04       8,735           6.14   1.25    -    1.65     7.29  -   7.72

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts (continued):
      Oppenheimer Global
         Securities
            2006                  635  $ 15.10  -  $ 19.97  $   12,151           1.05%  1.15%   -    1.85%  15.52%  -   16.35%
            2005                  731    13.07  -    17.16      12,029           1.00   1.15    -    1.85   12.20   -   13.00
            2004                  788    15.96  -    16.31      11,428           1.21   1.25    -    1.65   17.21   -   17.68
            2003                  857    13.61  -    13.86      10,485           0.67   1.25    -    1.65   40.68   -   41.25
            2002                  946     9.68  -     9.81       8,181           0.60   1.25    -    1.65  -23.41   -  -23.10
      Oppenheimer High
         Income
            2006                  144    13.16  -    13.36       1,908           7.32   1.25    -    1.45    7.85   -    8.07
            2005                  161    12.05  -    12.36       1,982           6.77   1.25    -    1.65    0.64   -    1.05
            2004                  174    11.97  -    12.23       2,117           5.84   1.25    -    1.65    7.18   -    7.61
            2003                  137    11.17  -    11.37       1,548           5.98   1.25    -    1.65   11.67   -   22.42
            2002                  115     9.22  -     9.28       1,062          11.89   1.25    -    1.45   -3.80   -   -3.61
      Oppenheimer Main
         Street
            2006                  751    11.19  -    11.43       8,286           1.20   1.15    -    1.85   12.90   -   13.71
            2005                  973     9.84  -    10.12       9,394           1.39   1.15    -    1.85    4.02   -    4.77
            2004                1,169     9.40  -     9.73      10,777           0.84   1.15    -    1.85    7.43   -    8.21
            2003                1,307     8.68  -     9.06      11,121           0.92   1.15    -    1.85   24.38   -   25.27
            2002                1,352     6.93  -     7.28       9,182           0.78   1.15    -    1.85  -20.30   -  -19.73
      Oppenheimer Main Street
         Small Cap Growth
            2006                  218    21.02  -    21.65       4,716           0.16   1.25    -    1.65   13.12   -   13.57
            2005                  238    18.58  -    19.06       4,521           0.00   1.25    -    1.65    8.13   -    8.56
            2004                  256    17.18  -    17.56       4,484           0.00   1.25    -    1.65   17.47   -   17.94
            2003                  230    14.63  -    14.89       3,423           0.00   1.25    -    1.65   42.00   -   42.57
            2002                  199    10.30  -    10.44       2,078           0.00   1.25    -    1.65  -17.13   -  -16.79
      Oppenheimer MidCap
         Fund (af)
            2006                  290     9.71  -    10.07       2,481           0.00   1.15    -    1.85    1.06   -    1.78
            2005                  351     9.54  -     9.97       2,923           0.00   1.15    -    1.85   10.26   -   11.05
            2004                  397     8.59  -     9.04       2,956           0.00   1.15    -    1.85   17.56   -   18.41
            2003                  431     7.26  -     7.69       2,741           0.00   1.15    -    1.85   23.27   -   24.16
            2002                  504     5.84  -     6.24       2,542           0.64   1.15    -    1.85  -29.13   -  -28.62
      Oppenheimer Strategic
         Bond
            2006                  426    13.98  -    15.36       6,285           4.52   1.15    -    2.00    5.34   -    6.26
            2005                  519    13.27  -    14.45       7,252           4.52   1.15    -    2.00    1.50   -   32.72
            2004                  565    13.32  -    14.24       7,816           5.17   1.15    -    1.85    6.66   -    7.43
            2003                  669    12.48  -    13.25       8,643           6.02   1.15    -    1.85   15.89   -   16.72
            2002                  704    10.77  -    11.35       7,829           6.54   1.15    -    1.85    5.46   -    6.21

(af) Previously known as Oppenheimer Aggressive Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer
         Balanced (SC)
            2006                2,694  $ 15.14  -  $ 15.99  $   42,541           1.92%  1.29%   -    2.59%   7.99%  -    9.43%
            2005                2,791    14.02  -    14.61      40,379           1.52   1.29    -    2.59    1.00   -    2.34
            2004                2,497    13.88  -    14.28      35,401           0.78   1.29    -    2.59    8.38   -   38.83
            2003                1,346    13.02  -    13.18      17,658           0.00   1.29    -    2.34   30.21   -   31.76
            2002 (ay)              19    10.68  -    10.71         207           0.00   1.29    -    2.24    6.84   -    7.06
      Oppenheimer Capital
         Appreciation (SC)
            2006                5,621    13.54  -    14.27      79,301           0.19   1.29    -    2.69    4.79   -    6.30
            2005                5,122    12.92  -    13.42      68,185           0.58   1.29    -    2.69    2.05   -    3.51
            2004                3,109    12.66       12.97      40,076           0.20   1.29    -    2.69    3.75   -    5.24
            2003 (aw)           1,236    12.23  -    12.32      15,196           0.00   1.29    -    2.64   22.35   -   23.23
      Oppenheimer Core
         Bond (SC)
            2006                3,076    10.29  -    10.59      32,374           1.98   1.29    -    2.54    2.88   -    3.58
            2005                  658    10.07  -    10.22       6,697           1.81   1.29    -    2.44    0.73   -    1.02
            2004 (az)              68    10.10  -    10.12         687           0.00   1.29    -    2.09    0.97   -    1.18
      Oppenheimer Global
         Securities (SC)
            2006                2,040    20.80  -    21.92      44,168           0.86   1.29    -    2.54   14.39   -   15.85
            2005                1,931    18.19  -    18.92      36,192           0.75   1.29    -    2.54   11.17   -   12.59
            2004                1,671    16.36  -    16.81      27,890           1.06   1.29    -    2.54   17.35   -   63.59
            2003                  945    14.20  -    14.32      13,485           0.00   1.29    -    1.99   42.00   -   43.23
            2002 (ay)              14    10.14  -    10.16         138           0.00   1.29    -    1.89    1.44   -    1.57
      Oppenheimer High
         Income (SC)
            2006                2,719    14.39  -    15.19      40,761           7.14   1.29    -    2.59    6.41   -    7.82
            2005                2,743    13.52  -    14.09      38,255           5.88   1.29    -    2.59   -0.63   -    0.69
            2004                2,292    13.61  -    13.99      31,835           4.80   1.29    -    2.59    7.33   -   36.05
            2003                1,079    12.95  -    13.04      14,015           0.00   1.29    -    1.89   29.46   -   30.39
            2002 (ay)              13    10.65  -    10.67         138           0.00   1.29    -    1.99    6.54   -    6.70

(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(az) For the period beginning October 1, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts (continued):
      Oppenheimer Main
         Street (SC)
            2006                7,324  $ 15.27  -  $ 16.20  $  117,037           0.94%  1.29%   -    2.69%   11.68% -   13.28%
            2005                6,155    13.67  -    14.30      87,051           0.96   1.29    -    2.69     2.90  -    4.38
            2004                4,263    13.29  -    13.70      57,933           0.62   1.29    -    2.69     6.21  -    7.74
            2003                2,868    12.56  -    12.71      36,308           0.00   1.29    -    2.34    25.63  -   27.13
            2002 (ay)              96    10.16  -    10.19         979           0.00   1.29    -    2.24     1.65  -    1.86
      Oppenheimer Main Street
         Small Cap Growth (SC)
            2006                2,636    20.15  -    21.28      55,315           0.02   1.29    -    2.59    11.70  -   13.18
            2005                2,340    18.04  -    18.80      43,534           0.00   1.29    -    2.59     6.88  -    8.30
            2004                1,714    16.88  -    17.36      29,516           0.00   1.29    -    2.59    16.09  -   17.64
            2003                1,040    14.65  -    14.75      15,279           0.00   1.29    -    1.89    46.50  -   47.55
            2002                   36     9.89  -     9.89         367           0.00   1.50    -    1.50   -17.19  -  -17.19
      Oppenheimer MidCap
         Fund (Service Shares) (ag)
            2006                1,382    15.66  -    16.47      22,453           0.00   1.29    -    2.49     0.15  -    1.38
            2005                1,215    15.61  -    16.25      19,532           0.00   1.29    -    2.54     9.15  -   10.54
            2004                  946    14.31  -    14.70      13,794           0.00   1.29    -    2.54    16.40  -   17.89
            2003                  580    12.38  -    12.47       7,195           0.00   1.29    -    1.84    23.84  -   24.68
            2002 (ay)               7    10.06  -    10.07          68           0.00   1.29    -    1.74     0.59  -    0.69
      Oppenheimer Strategic
         Bond (SC)
            2006                9,618    13.20  -    14.00     132,951           4.00   1.29    -    2.69     4.36  -    5.85
            2005                8,740    12.65  -    13.22     114,446           3.64   1.29    -    2.69    -0.27  -    1.16
            2004                6,045    12.68  -    13.07      78,449           3.76   1.29    -    2.69     5.52  -    7.04
            2003                2,662    12.11  -    12.21      32,367           0.00   1.29    -    1.99    21.08  -   22.13
            2002 (ay)              73    10.54  -    10.56         771           0.00   1.29    -    2.24     5.38  -    5.60

Investments in the PIMCO
   Advisors Variable
   Insurance Trust Sub-Accounts:
      OpCap Balanced
            2006                    1    11.92  -    11.92          10           0.80   1.50    -    1.50     9.14  -    9.14
            2005                    1    10.92  -    10.92           9           0.28   1.50    -    1.50     1.20  -    1.20
            2004 (as) (bf)          1    10.79  -    10.79          10           0.00   1.50    -    1.50     7.94  -    7.94

(ag) Previously known as Oppenheimer Aggressive Growth (SC)
(as) For the period beginning April 30, 2004 and ended December 31, 2004
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(bf) On April 30, 2004, LSA Balanced merged into OpCap Balanced

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the PIMCO
   Advisors Variable
   Insurance Trust
   Sub-Accounts (continued):
      OpCap Small Cap
            2006                  < 1  $ 18.26  -  $ 18.26  $        2           0.00%   1.50%  -    1.50%  22.23%  -   22.23%
            2005                  < 1    14.94  -    14.94           2           0.00    1.50   -    1.50   -1.44   -   -1.44
            2004                  < 1    15.15  -    15.15           2           0.04    1.50   -    1.50   16.11   -   16.11
            2003                  < 1    13.05  -    13.05           1           0.00    1.50   -    1.50   40.52   -   40.52
            2002                  < 1     9.29  -     9.29           1           0.00    1.50   -    1.50  -22.81   -  -22.81
      PEA Science and
         Technology
            2005 (al)               -      N/A  -      N/A           -           0.00    1.50   -    1.50     N/A   -     N/A
            2004                  < 1    11.73  -    11.73           1           0.00    1.50   -    1.50   -6.53   -   -6.53
            2003                  < 1    12.55  -    12.55           1           0.00    1.50   -    1.50   60.89   -   60.89
            2002                  < 1     7.80  -     7.80           1           0.00    1.50   -    1.50  -50.34   -  -50.34

Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
            2006                  < 1    11.72  -    11.72           3           3.19    1.50   -    1.50    0.66   -    0.66
            2005                  < 1    11.64  -    11.64           3           2.62    1.50   -    1.50    3.57   -    3.57
            2004                  < 1    11.24  -    11.24           2           1.92    1.50   -    1.50    3.98   -    3.98
            2003                  < 1    10.81  -    10.81           2           1.40    1.50   -    1.50    0.72   -    0.72
            2002                   10    10.73  -    10.73         108           1.96    1.50   -    1.50    6.58   -    6.58
      Money Market
            2006                    1    10.29  -    10.29           9           4.50    1.50   -    1.50    3.05   -    3.05
            2005                    1     9.99  -     9.99           9           1.89    1.50   -    1.50    1.23   -    1.23
            2004                    2     9.86  -     9.86          18           0.91    1.50   -    1.50   -0.63   -   -0.63
            2003                    1     9.93  -     9.93          14           0.71    1.50   -    1.50   -0.79   -   -0.79
            2002                    1    10.01  -    10.01           7           1.68    1.50   -    1.50   -0.12   -   -0.12
      PIMCO Total Return
            2006                    1    11.83  -    11.83          13           4.56    1.50   -    1.50    2.30   -    2.30
            2005                    1    11.56  -    11.56          10           5.05    1.50   -    1.50    0.91   -    0.91
            2004                  < 1    11.46  -    11.46           1           1.76    1.50   -    1.50    3.31   -    3.31
            2003                  < 1    11.09  -    11.09           1           1.71    1.50   -    1.50    3.46   -    3.46
            2002                   10    10.72  -    10.72         108           2.31    1.50   -    1.50    7.45   -    7.45
      PIMCO VIT Commodity
         Real Return Strategy
            2006 (x)              214     9.44  -     9.52       2,034           5.88    1.29   -    2.44   -5.58   -   -4.83

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(al) For the period beginning January 1, 2005 and ended May 1, 2005

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts (continued):
      PIMCO VIT Emerging
         Markets Bond
         (Admin Shares)
            2006 (x)               43  $ 10.65  -  $ 10.73  $      458           3.30%   1.29%  -    2.44%   6.48%  -    7.32%
      PIMCO VIT Real Return
         (Advisor Shares)
            2006 (x)              178    10.08  -    10.15       1,798           2.98    1.29   -    2.19    0.84   -    1.46
      PIMCO VIT Total Return
         (Advisor Shares)
            2006 (x)            1,168    10.25  -    10.33      12,031           3.13    1.29   -    2.39    2.51   -    3.29

Investments in the Putnam
   Variable Trust Sub-Accounts:
      VT American
         Government Income
            2006                4,029    11.94  -    13.46      49,819           4.18    0.80   -    2.15    1.01   -    2.40
            2005                4,674    11.82  -    13.14      56,674           3.27    0.80   -    2.15   -0.82   -    0.55
            2004                5,447    11.92  -    13.07      66,003           3.83    0.80   -    2.15    0.45   -    1.84
            2003                6,916    11.87  -    12.83      83,025           2.44    0.80   -    2.15   -0.63   -    0.74
            2002               11,733    11.94  -    12.74     141,661           1.69    0.80   -    2.15    6.53   -    8.00
      VT Asia Pacific Growth
            2002 (bq)               -      N/A  -      N/A           -           1.43    1.40   -    1.40     N/A   -     N/A
      VT Capital
         Appreciation
            2006                1,670     9.29  -    10.10      16,265           0.11    0.80   -    2.15    9.91   -   11.43
            2005                1,917     8.45  -     9.06      16,847           0.43    0.80   -    2.15    5.56   -    7.02
            2004                2,103     8.01  -     8.47      17,376           0.00    0.80   -    2.15   12.24   -   13.78
            2003                2,142     7.14  -     7.44      15,653           0.00    0.80   -    2.15   22.11   -   23.80
            2002                2,075     5.84  -     6.01      12,315           0.14    0.80   -    2.15  -41.57   -  -22.97
      VT Capital Opportunities
            2006                  446    18.29  -    18.98       8,302           0.09    0.80   -    1.80   13.15   -   14.30
            2005                  393    16.04  -    16.61       6,431           0.00    0.80   -    2.10    9.28   -   60.37
            2004                  233    14.95  -    15.20       3,508           4.42    0.80   -    1.80   16.00   -   17.18
            2003 (aw)             105    12.88  -    12.97       1,361           0.00    0.80   -    1.80   28.84   -   29.72
      VT Discovery Growth
            2006                2,971     5.29  -     5.75      16,757           0.00    0.80   -    2.15    8.69   -   10.18
            2005                3,413     4.87  -     5.22      17,568           0.00    0.80   -    2.15    4.95   -    6.39
            2004                4,137     4.64  -     4.91      20,140           0.00    0.80   -    2.15    5.26   -    6.72
            2003                4,528     4.41  -     4.60      20,769           0.00    0.80   -    2.15  -55.93   -   30.95
            2002                4,603     3.42  -     3.51      16,187           0.00    0.80   -    2.10  -31.06   -  -30.14

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(bq) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Diversified Income
            2006                5,915  $ 13.71  -  $ 15.14  $   83,598           5.74%   0.80%  -    2.15%   4.01%  -    5.45%
            2005                6,486    13.18  -    14.36      87,435           7.39    0.80   -    2.15    0.84   -    2.23
            2004                6,968    13.07  -    14.05      92,393           9.33    0.80   -    2.15    6.85   -    8.33
            2003                7,546    12.23  -    12.97      92,890           8.88    0.80   -    2.15   17.47   -   19.09
            2002                7,583    10.41  -    10.89      78,835           8.53    0.80   -    2.15    3.63   -    5.06
      VT Equity Income
            2006                2,267    15.73  -    16.54      36,750           1.08    0.80   -    2.15   16.30   -   17.90
            2005                2,057    13.53  -    14.03      28,456           0.96    0.80   -    2.15    3.24   -    4.66
            2004                1,611    13.10  -    13.41      21,402           0.00    0.80   -    2.15   10.92   -   31.03
            2003 (aw)             786    11.99  -    12.09       9,460           0.66    0.80   -    2.00   19.88   -   20.86
      VT The George Putnam
         Fund of Boston
            2006               16,006    13.69  -    13.89     211,492           2.56    0.80   -    2.69    8.92   -   11.03
            2005               19,864    12.33  -    12.75     237,197           2.01    0.80   -    2.69    1.21   -    3.17
            2004               20,326    11.95  -    12.60     235,336           1.86    0.80   -    2.69    5.30   -    7.34
            2003               19,241    11.24  -    12.16     206,716           0.00    1.29   -    2.59   12.42   -   21.58
            2002               16,695     9.59  -    10.50     152,666           2.32    0.80   -    2.24   -9.48   -    5.02
      VT Global Asset
         Allocation
            2006                3,913    12.31  -    15.01      51,614           2.53    0.80   -    2.59    9.94   -   11.96
            2005                3,355    10.99  -    13.65      39,386           1.08    0.80   -    2.59    4.21   -    6.12
            2004                2,842    10.36  -    13.10      30,774           2.74    0.80   -    2.59    6.28   -    8.24
            2003                2,429    12.40  -    12.51      23,896           0.00    1.29   -    1.99   24.02   -   25.10
            2002                1,970     7.44  -     7.92      15,333           1.79    0.80   -    2.15  -25.60   -  -13.22
      VT Global Equity
            2006                6,002     7.04  -     9.67      59,229           0.34    0.80   -    2.15   20.58   -   22.23
            2005                6,652     5.84  -     7.91      54,086           0.79    0.80   -    2.15    6.45   -    7.91
            2004                7,523     5.48  -     7.33      57,172           1.99    0.80   -    2.15   11.24   -   12.77
            2003                8,402     4.93  -     6.50      57,065           0.94    0.80   -    2.15   26.45   -   28.20
            2002                9,465     3.90  -     5.07      50,470           0.06    0.80   -    2.15  -24.07   -  -23.02
      VT Growth and Income
            2006               44,194    13.92  -    16.70     557,237           1.56    0.70   -    2.69   12.80   -   15.10
            2005               53,314    12.09  -    14.80     585,599           1.57    0.70   -    2.69    2.41   -    4.50
            2004               60,631    11.57  -    14.46     638,184           1.57    0.70   -    2.69    8.12   -   10.34
            2003               65,400    10.49  -    12.22     621,839           1.62    0.70   -    2.44   22.22   -   26.49
            2002               65,741     8.15  -     8.29     486,817           1.59    0.70   -    2.30  -19.55   -  -18.46

(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Growth Opportunities
            2006                4,517  $  4.38  -  $  4.82  $   20,995           0.06%   0.80%  -    2.15%   6.23%  -    7.69%
            2005                5,332     4.12  -     4.48      23,150           0.63    0.80   -    2.15    1.87   -    3.28
            2004                6,236     4.05  -     4.33      26,369           0.00    0.80   -    2.15   -0.44   -    0.93
            2003                6,739     4.07  -     4.29      28,422           0.00    0.80   -    2.15  -59.35   -   22.07
            2002                7,169     3.44  -     3.52      24,897           0.00    0.80   -    2.10  -30.97   -  -30.06
      VT Health Sciences
            2006                5,445    12.97  -    13.17      67,227           0.32    0.80   -    2.49    0.24   -    1.97
            2005                6,508    12.92  -    12.94      79,355           0.06    0.80   -    2.49   10.39   -   12.29
            2004                7,307    11.50  -    11.72      79,846           0.18    0.80   -    2.49    4.46   -    6.27
            2003                7,941    11.24  -    11.37      81,918           0.00    1.29   -    2.34   12.39   -   13.73
            2002                8,461     7.48  -     9.22      74,293           0.00    0.80   -    2.15  -22.06   -  -20.98
      VT High Yield
            2006                6,642    14.72  -    15.40      97,207           7.59    0.80   -    2.59    7.67   -    9.64
            2005                7,310    13.43  -    14.31      97,237           8.04    0.80   -    2.59    0.43   -    2.27
            2004                7,790    13.13  -    14.24     100,363           7.97    0.80   -    2.59    9.66   -   42.44
            2003                8,620    13.33  -    13.43     100,371           4.98    1.29   -    1.89   33.33   -   34.28
            2002                6,086    10.31  -    10.31      54,823           2.38    1.50   -    1.50   -2.21   -   -2.21
      VT Income
            2006               17,751    10.69  -    13.69     214,023           4.26    0.80   -    2.59    1.82   -    3.69
            2005               17,575    10.50  -    13.20     208,386           3.13    0.80   -    2.59   -0.28   -    1.54
            2004               16,891    10.53  -    13.00     201,496           4.05    0.80   -    2.59    3.60   -    5.30
            2003               16,918    10.43  -    10.51     198,574           0.00    1.29   -    1.89    4.30   -    5.07
            2002               15,331    10.17  -    12.12     179,131           4.70    0.80   -    2.24    1.73   -    7.02
      VT International Equity
            2006               21,968    12.65  -    19.36     332,657           0.60    0.70   -    2.59   24.42   -   26.83
            2005               22,597     9.98  -    15.56     268,560           1.40    0.70   -    2.59    9.30   -   11.42
            2004               23,292     8.96  -    14.24     247,472           1.42    0.70   -    2.59   13.19   -   15.38
            2003               24,059     7.76  -    12.58     220,214           0.79    0.70   -    2.59   25.77   -   27.63
            2002               23,691     6.08  -     8.05     165,713           0.75    0.70   -    2.30  -19.46   -  -18.24
      VT International Growth
         and Income
            2006                4,476    14.50  -    16.75      73,975           1.15    0.80   -    2.15   24.50   -   26.21
            2005                4,420    11.64  -    13.27      58,280           0.81    0.80   -    2.15   11.65   -   13.19
            2004                4,427    10.43  -    11.72      51,803           1.15    0.80   -    2.15   18.38   -   20.01
            2003                3,946    12.55  -    12.55      38,739           1.40    1.50   -    1.50   35.78   -   35.78
            2002                4,193     9.24  -     9.24      30,279           0.52    1.50   -    1.50  -15.06   -  -15.06

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT International New
         Opportunities
            2006                3,427  $  8.08  -  $ 11.70  $   40,874           1.30%   0.80%  -    2.15%  23.43%  -   25.13%
            2005                3,636     6.55  -     9.35      35,417           0.64    0.80   -    2.15   15.83   -   17.42
            2004                3,533     5.65  -     7.96      29,412           0.97    0.80   -    2.15   10.91   -   12.44
            2003                3,723     5.10  -     7.08      27,875           0.29    0.80   -    2.15   30.35   -   32.14
            2002                4,098     3.91  -     5.36      23,437           0.66    0.80   -    2.15  -60.90   -  -14.32
      VT Investors
            2006               18,055     9.08  -    15.68     172,343           0.41    0.80   -    2.44   11.16   -   13.02
            2005               20,335     8.03  -    14.10     170,024           0.99    0.80   -    2.44    6.16   -    7.94
            2004               23,064     7.44  -    13.28     177,118           0.46    0.80   -    2.44    9.89   -   11.74
            2003               25,682    12.09  -    12.18     176,160           0.00    1.29   -    2.44   20.89   -   21.84
            2002               28,543     5.28  -    10.39     152,912           0.16    0.80   -    2.24  -24.48   -    3.95
      VT Mid Cap Value
            2006                1,083    17.81  -    18.72      19,862           0.22    0.80   -    2.15   12.60   -   14.15
            2005                  983    15.81  -    16.40      15,895           0.18    0.80   -    2.15   10.03   -   11.54
            2004                  568    14.37  -    14.70       8,269           0.00    0.80   -    2.15   12.96   -   14.52
            2003 (aw)             208    12.72  -    12.84       2,666           0.53    0.80   -    2.15   27.23   -   28.40
      VT Money Market
            2006               14,482     9.75  -    11.46     150,672           4.27    0.80   -    2.54   -2.54   -    3.54
            2005                9,815     9.57  -    11.07      99,786           2.61    0.80   -    2.59   -0.12   -    1.71
            2004                7,635     9.58  -    10.88      77,879           0.66    0.80   -    2.59   -4.24   -   -0.15
            2003                8,105     9.75  -     9.91      84,932           0.07    1.29   -    2.69   -2.45   -   -0.86
            2002               10,198    10.43  -    10.93     110,594           1.22    0.80   -    2.10   -0.93   -    0.38
      VT New Opportunities
            2006               13,161     7.96  -    16.22     109,501           0.00    0.80   -    2.69    5.65   -    7.69
            2005               15,595     7.39  -    15.35     121,531           0.11    0.80   -    2.69    7.05   -    9.12
            2004               17,915     6.77  -    14.34     128,471           0.00    0.80   -    2.69    7.34   -    9.43
            2003               20,301    13.42  -    13.58     132,129           0.00    1.29   -    2.34   34.20   -   35.80
            2002               21,511     4.71  -    10.37     104,036           0.00    0.80   -    2.24  -31.07   -    3.66
      VT New Value
            2006               11,867    12.26  -    18.40     201,899           1.05    0.80   -    2.59   13.02   -   15.09
            2005               11,846    10.85  -    15.98     177,051           0.80    0.80   -    2.59    5.05   -    8.51
            2004               10,073    15.22  -    16.24     144,451           0.80    0.80   -    2.59   14.50   -   62.44
            2003                9,303    14.51  -    14.51     115,740           0.00    2.14   -    2.14   45.11   -   45.11
            2002                8,561    10.01  -    10.11      80,131           0.91    0.80   -    2.15  -17.42   -  -16.28

(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT OTC & Emerging
         Growth
            2006                6,258  $  2.37  -  $  4.61  $   29,518           0.00%   0.80%  -    2.10%  10.05%  -   11.51%
            2005                7,201     2.15  -     4.13      30,905           0.00    0.80   -    2.10    5.60   -    7.00
            2004                8,536     2.04  -     3.86      34,313           0.00    0.80   -    2.10    6.25   -    7.66
            2003                9,070     1.92  -     3.59      34,595           0.00    0.80   -    2.10   32.87   -   34.63
            2002                9,824     1.45  -     2.66      28,362           0.00    0.80   -    2.10  -33.65   -  -32.76
      VT Research
            2006                8,102    10.20  -    15.25      84,868           0.56    0.80   -    2.34    8.71   -   10.42
            2005                9,811     9.24  -    13.96      93,506           0.84    0.80   -    2.49    2.40   -    4.17
            2004               11,404     8.87  -    13.63     104,637           0.00    0.80   -    2.49    4.88   -    6.70
            2003               12,617    13.15  -    13.15     108,268           0.00    1.49   -    1.49   31.48   -   31.48
            2002               13,162     5.79  -     6.68      89,316           0.56    0.80   -    2.15  -23.88   -  -22.83
      VT Small Cap Value
            2006                7,373    16.19  -    16.92     164,020           0.33    0.70   -    2.30   14.64   -   16.48
            2005                8,460    14.13  -    14.53     164,487           0.17    0.70   -    2.30    4.58   -    6.29
            2004                9,526    13.51  -    13.67     176,588           0.34    0.70   -    2.30   23.31   -   25.33
            2003               10,165    10.91  -    10.95     152,271           0.33    0.70   -    2.30    9.54   -   48.60
            2002                9,542     7.34  -     7.50      99,845           0.00    0.70   -    2.20  -26.60   -  -25.03
      VT Technology
            2002 (bq)               -      N/A  -      N/A           -           0.00    0.80   -    2.10     N/A   -     N/A
      VT Utilities Growth and
         Income
            2006                3,637    13.17  -    21.51      50,959           2.86    0.80   -    2.69   23.63   -   26.02
            2005                4,306    10.45  -    17.40      48,184           1.93    0.80   -    2.69    5.66   -    7.71
            2004                4,572     9.71  -    16.47      47,881           2.12    0.80   -    2.69   18.33   -   20.63
            2003                4,726    14.07  -    14.14      40,109           0.00    1.29   -    1.79   40.74   -   41.45
            2002                5,011     6.33  -     6.50      33,396           3.54    0.80   -    2.15  -25.72   -  -24.69
      VT Vista
            2006                8,515    10.17  -    17.36      87,412           0.00    0.80   -    2.69    2.62   -    4.61
            2005                9,919     9.72  -    16.91      97,783           0.00    0.80   -    2.69    9.14   -   11.25
            2004               11,018     8.74  -    15.50      98,090           0.00    0.80   -    2.69   15.42   -   17.66
            2003               11,475    13.49  -    13.65      85,718           0.00    1.29   -    2.34   34.85   -   36.46
            2002               10,931     5.62  -    10.36      59,768           0.00    0.80   -    2.24  -31.16   -    3.60
      VT Voyager
            2006               33,891     6.83  -    13.24     303,969           0.11    0.70   -    2.69    2.61   -    4.70
            2005               41,527     6.52  -    12.90     354,385           0.66    0.70   -    2.69    2.86   -    4.96
            2004               47,857     6.21  -    12.55     386,065           0.25    0.70   -    2.69    2.21   -    4.30
            2003               51,674     5.96  -    11.65     392,809           0.34    0.70   -    2.59   16.48   -   24.04
            2002               49,652     4.80  -     7.94     292,166           0.59    0.70   -    2.30  -27.04   -  -20.58

(bq) For the period beginning January 1, 2002 and ended October 11, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Rydex
   Variable Trust
   Sub-Account:
      Rydex OTC
         2006                     < 1  $ 13.09  -  $ 13.09  $        5           0.00%  1.50%   -    1.50%   4.19%  -    4.19%
         2005                     < 1    12.57  -    12.57           4           0.00   1.50    -    1.50   -0.40   -   -0.40
         2004                     < 1    12.62  -    12.62         < 1           0.00   1.50    -    1.50    7.71   -    7.71
         2003                     < 1    11.71  -    11.71         < 1           0.00   1.50    -    1.50   43.24   -   43.24
         2002                     < 1     8.18  -     8.18         < 1           0.00   1.50    -    1.50  -18.23   -  -18.23

Investments in the Scudder
   Variable Series I
   Sub-Accounts:
      21st Century Growth
         2005 (am)                  -      N/A  -      N/A           -           0.00   0.70    -    0.80     N/A   -     N/A
         2004                      94     8.57  -     8.62         808           0.00   0.70    -    0.80    9.97   -   10.08
         2003                      84     7.79  -     7.83         657           0.00   0.70    -    0.80   29.83   -   29.96
         2002                      95     6.00  -     6.02         572           0.00   0.70    -    0.80  -41.72   -  -41.66
      Balanced
         2005 (an)                  -      N/A  -      N/A           -           6.03   0.70    -    0.80     N/A   -     N/A
         2004                     241    11.46  -    11.53       2,770           1.72   0.70    -    0.80    5.63   -    5.74
         2003                     297    10.85  -    10.90       3,237           2.45   0.70    -    0.80   16.99   -   17.11
         2002                     306     9.27  -     9.31       2,848           2.85   0.70    -    0.80  -15.75   -  -15.67

Investments in the Scudder
   Variable Series II
   Sub-Accounts:
      Growth
         2005 (ao)                  -      N/A  -      N/A           -           1.67   0.70         0.80     N/A   -     N/A
         2004                     102     7.60  -     7.65         782           0.28   0.70    -    0.80    4.30   -    4.41
         2003                     115     7.29  -     7.32         842           0.11   0.70    -    0.80   23.72   -   23.84
         2002                     127     5.89  -     5.91         748           0.00   0.70    -    0.80  -29.97   -  -29.90

(ao) On April 29, 2005, Growth merged into Capital Growth
(an) On April 29, 2005, Balanced merged into Total Return
(am) On April 29, 2005, 21st Century Growth merged into Small Cap Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the STI
   Classic Variable Trust
   Sub-Accounts:
      STI Capital Appreciation
            2006                1,120  $ 10.35  -  $ 11.68  $   21,018           0.27%  1.15%   -    2.34%   8.24%  -    9.56%
            2005                1,599     9.45  -    10.79      28,572           0.13   1.15    -    2.34   -3.21   -   -2.03
            2004                2,222    11.15  -    11.33      41,879           0.26   1.29    -    2.34    4.26   -    5.38
            2003                2,820    10.70  -    10.75      51,754           0.00   1.29    -    2.34    6.96   -    7.49
            2002                3,408     7.25  -     7.80      54,593           0.00   1.15    -    1.85  -23.33   -  -22.78
      STI International Equity
            2006                  230    14.06  -    19.39       4,133           1.17   1.15    -    1.89   22.14   -   23.06
            2005                  321    11.42  -    15.87       4,711           2.30   1.15    -    1.89   10.83   -   11.67
            2004                  432    14.32  -    14.45       5,713           2.15   1.29    -    1.89   17.81   -   43.23
            2003                  582    12.26  -    12.27       6,619           0.00   1.29    -    1.49   22.55   -   22.67
            2002                  707     6.39  -     9.00       5,935           0.00   1.15    -    1.80  -19.52   -  -10.04
      STI Investment Grade
         Bond
            2006                  689    10.30  -    13.35       9,070           4.34   1.15    -    2.39    1.88   -    3.17
            2005                  900    10.11  -    12.94      11,870           3.83   1.15    -    2.39    1.00   -    1.14
            2004                1,161    10.19  -    10.31      15,624           3.53   1.29    -    2.04    1.95   -    2.83
            2003                1,419     9.99  -    10.03      19,066           1.28   1.29    -    1.99   -0.07   -    0.26
            2002                1,676    10.86  -    12.16      22,145           4.61   1.15    -    1.85    5.41   -    6.17
      STI Large Cap Relative
         Equity
            2006                  367    13.84  -    15.32       5,013           1.22   1.15    -    2.19   13.66   -   14.87
            2005                  444    12.04  -    13.48       5,271           0.95   1.15    -    2.19    6.65   -    7.78
            2004                  476    12.64  -    12.81       5,210           1.19   1.29    -    2.19   12.83   -   26.43
            2003                  427    11.32  -    11.36       4,051           0.55   1.29    -    1.89   13.25   -   13.56
            2002                  421     7.34  -     7.91       3,193           0.71   1.15    -    1.85  -22.06   -  -21.50
      STI Large Cap Value
         Equity
            2006                1,011    14.27  -    15.37      22,014           1.40   1.15    -    2.19   19.79   -   21.07
            2005                1,458    11.79  -    12.83      27,023           1.56   1.15    -    2.19    1.48   -    2.57
            2004                1,933    12.65  -    12.82      35,540           1.83   1.29    -    2.19   26.47   -   28.18
            2003                2,453    11.23  -    11.25      40,351           1.06   1.49    -    1.89   12.31   -   12.52
            2002                3,023     8.29  -     9.45      41,280           1.56   1.15    -    2.05  -17.94   -   -5.55
      STI Mid-Cap Equity
            2006                  480    12.12  -    15.82       8,465           0.39   1.15    -    2.09    8.41   -    9.46
            2005                  639    11.07  -    14.59      10,606           0.44   1.15    -    2.09   11.94   -   13.02
            2004                  822    13.03  -    13.19      12,560           0.83   1.29    -    2.09   15.31   -   30.33
            2003                1,034    11.41  -    11.44      14,088           0.66   1.29    -    1.89   14.06   -   14.38
            2002                1,247     6.61  -     9.07      13,526           0.00   1.15    -    2.05  -29.92   -  -29.27

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -----------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                                 -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the STI
   Classic Variable Trust
   Sub-Accounts (continued):
      STI Quality Growth Stock
            2002 (br)                  -  $   N/A  -  $   N/A  $        -           0.00%  1.60%   -    1.60%    N/A%  -     N/A%
      STI Small Cap Value
         Equity
            2006                     439    18.26  -    29.66      10,021           0.45   1.15    -    2.39   13.34   -   14.78
            2005                     526    16.11  -    25.84      10,668           0.44   1.15    -    2.39   10.63   -   61.15
            2004                     642    14.81  -    15.00      11,863           0.38   1.29    -    2.14   21.53   -   22.59
            2003                     727    12.18  -    12.23      11,047           0.27   1.29    -    2.14   21.84   -   22.33
            2002                     796    11.70  -    13.90       8,837           0.65   1.15    -    2.05   -3.22   -   -2.33

Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF
         Emerging Markets
         Equity
            2006                   3,270    17.07  -    25.15      63,047           0.75   0.70    -    2.20   34.17   -   36.19
            2005                   3,778    12.53  -    20.03      54,052           0.36   0.70    -    2.20   30.95   -   32.92
            2004                   3,920     9.43  -    14.32      43,013           0.66   0.70    -    2.20   20.41   -   22.26
            2003                   3,702     7.71  -    12.70      33,517           0.00   0.70    -    2.20   46.42   -   48.63
            2002                   3,528     5.19  -     8.68      21,572           0.00   0.70    -    2.20  -10.88   -   -9.54
      Van Kampen UIF
         Equity Growth
            2006                   5,948     8.55  -    12.19      58,189           0.00   0.70    -    2.69    1.31   -    3.38
            2005                   7,010     8.27  -    12.03      67,276           0.48   0.70    -    2.69   12.61   -   14.90
            2004 (bg) (bh) (bl)    8,272     7.20  -    10.68      70,049           0.19   0.70    -    2.69    6.83   -    7.02
            2003                   7,339     6.73  -     8.28      56,500           0.00   0.70    -    2.20   22.21   -   24.06
            2002                   7,483     5.42  -     6.78      47,739           0.15   0.70    -    2.20  -29.44   -  -28.37
      Van Kampen UIF
         Fixed Income
            2006                     151    12.03  -    14.03       1,863           3.95   1.15    -    1.85    1.82   -    2.55
            2005                     175    11.81  -    13.68       2,108           3.18   1.15    -    1.85    2.29   -    3.03
            2004                     246    11.55  -    13.28       2,892           4.08   1.15    -    1.85    2.44   -    3.17
            2003                     198    11.27  -    12.87       2,267           0.06   1.15    -    1.65    2.70   -   28.67
            2002                     126    10.98  -    11.07       1,398           5.84   1.35    -    1.85    5.34   -    5.88

(bg) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(bh) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(bl) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(br) For the period beginning January 1, 2002 and ended September 6, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------
                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF Global
         Value Equity
            2006                    4  $ 13.17  -  $ 16.03  $       54           1.59%   1.15%  -    1.85%  18.97%  -   19.83%
            2005                    4    11.07  -    13.38          47           1.04    1.15   -    1.85    3.88   -    4.62
            2004                    4    10.66  -    12.79          41           0.73    1.15   -    1.85   11.44   -   12.24
            2003                    4     9.56  -    11.39          38           0.00    1.15   -    1.85   26.58   -   27.49
            2002                    5     7.55  -     8.94          41           1.64    1.15   -    1.85  -18.41   -  -17.82
      Van Kampen UIF
         High Yield
            2006                    1    13.61  -    13.61           9           8.01    1.50   -    1.50    7.00   -    7.00
            2005                    1    12.72  -    12.72           8           0.76    1.50   -    1.50   -0.45   -   -0.45
            2004                   27    12.78  -    12.78         351           6.02    1.50   -    1.50    7.84   -    7.84
            2003                   28    11.85  -    11.85         326           0.00    1.50   -    1.50   23.83   -   23.83
            2002                   12     9.57  -     9.57         111          18.80    1.50   -    1.50   -8.66   -   -8.66
      Van Kampen UIF
         International Magnum
            2006                3,317    12.50  -    14.05      40,739           0.09    0.70   -    2.20   22.42   -   24.26
            2005                3,465    10.06  -    11.48      34,680           1.20    0.70   -    2.20    8.66   -   10.30
            2004                3,705     9.12  -    10.56      34,028           2.75    0.70   -    2.20   14.84   -   16.57
            2003                3,576     7.82  -    10.06      28,529           0.14    0.70   -    2.20   24.62   -   26.53
            2002                2,993     6.18  -     7.38      19,088           1.10    0.70   -    2.20  -18.63   -  -17.39
      Van Kampen UIF
         Mid Cap Growth
            2006                2,642    15.28  -    15.85      40,057           0.00    0.70   -    2.30    6.80   -    8.51
            2005                2,911    14.31  -    14.60      41,086           0.00    0.70   -    2.30   14.88   -   16.75
            2004                2,992    12.46  -    12.51      36,518           0.00    0.70   -    2.30   18.80   -   20.75
            2003                2,559    10.36  -    10.49      26,112           0.00    0.70   -    2.30   38.51   -   40.78
            2002 (bs)             895     7.36  -     7.57       6,544           0.00    0.70   -    2.30  -26.42   -  -24.29
      Van Kampen UIF
         U.S. Mid Cap Value
            2006                9,904    14.41  -    17.00     141,489           0.28    0.70   -    2.69   17.46   -   19.86
            2005               11,514    12.26  -    14.18     138,619           0.31    0.70   -    2.69    9.30   -   11.53
            2004 (bj) (bm)     12,988    11.22  -    12.71     141,466           0.02    0.70   -    2.69   12.22   -   13.79
            2003               11,927    10.67  -    11.17     114,608           0.00    0.70   -    2.30   38.26   -   40.52
            2002               10,997     7.71  -     7.95      75,856           0.00    0.70   -    2.30  -28.53   -  -22.85

(bj) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(bm) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(bs) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF
         U.S. Real Estate
            2006                2,397  $ 24.84  -  $ 40.50  $   79,513           1.10%   0.70%  -    2.30%  34.92%  -   37.09%
            2005                2,895    18.41  -    29.54      70,733           1.20    0.70   -    2.30   14.37   -   16.24
            2004                3,448    16.10  -    25.42      73,302           1.55    0.70   -    2.30   33.26   -   35.44
            2003                3,895    12.08  -    18.77      61,784           0.00    0.70   -    2.30   35.28   -   37.50
            2002                3,779     8.93  -    13.65      44,043           3.91    0.70   -    2.30  -10.71   -   -2.15
      Van Kampen UIF
         Value
            2006                   22    14.58  -    17.11         342           1.68    1.15   -    2.00   14.56   -   15.56
            2005                   26    12.72  -    14.81         347           1.32    1.15   -    2.00    3.37   -   27.24
            2004                   25    13.72  -    14.33         337           0.95    1.15   -    1.65   15.91   -   16.49
            2003                   24    11.83  -    12.30         277           0.00    1.15   -    1.65   31.89   -   32.55
            2002                   22     8.97  -     9.28         193           0.98    1.15   -    1.65  -23.43   -  -23.05
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF Active
         International Allocation
         (Class II)
            2003 (bt)               -    11.79  -    11.87           -           0.00    1.29   -    2.69   17.94   -   18.75
            2002 (ay)               1    10.25  -    10.26          15           3.56    1.29   -    1.69    2.55   -    2.64
      Van Kampen UIF
         Emerging Markets
         Debt (Class II)
            2006                1,755    14.19  -    14.89      29,699           8.87    1.29   -    2.59    7.94   -    9.38
            2005                1,663    13.61  -    16.11      25,554           7.44    1.29   -    2.59    9.24   -   10.69
            2004                1,248    12.03  -    12.30      17,171           7.13    1.29   -    2.59    7.23   -    8.66
            2003                  347    11.22  -    13.96       4,296           0.00    1.29   -    2.59   12.19   -   39.60
            2002 (ay)             < 1    11.07  -    11.07         < 1          15.98    1.29   -    1.29   10.69   -   10.69
      Van Kampen UIF
         Emerging Markets
         Equity (Class II)
            2006                1,095    30.84  -    32.37      34,945           0.75    1.29   -    2.59   33.63   -   35.40
            2005                  903    23.08  -    23.91      21,348           0.35    1.29   -    2.59   30.31   -   32.05
            2004                  471    17.71  -    18.10       8,467           0.70    1.29   -    2.59   21.41   -   77.09
            2003 (aw)             272    14.78  -    14.91       4,043           0.00    1.29   -    2.59   47.81   -   49.12

(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(bt) For the period beginning January 1, 2003 and ended October 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                           Accumulation
                                Units    Unit Fair Value    Net Assets   Investment          Expense              Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
         Equity and Income
         (Class II)
            2006                6,061  $ 14.36  -  $ 15.07  $   83,763           1.17%   1.29%  -    2.59%   9.67%  -   11.13%
            2005                4,725    13.09  -    13.56      58,796           0.67    1.29   -    2.59    4.61   -    6.00
            2004                1,935    12.51  -    12.79      23,296           0.00    1.29   -    2.59    8.63   -   10.08
            2003 (aw)             561    11.52  -    11.62       6,494           0.88    1.29   -    2.59   15.19   -   16.22
      Van Kampen UIF
         Equity Growth
         (Class II)
            2006                1,385    13.82  -    14.51      18,809           0.00    1.29   -    2.59    1.13   -    2.48
            2005                1,530    12.27  -    13.67      20,355           0.35    1.29   -    2.59   12.50   -   13.99
            2004                1,411    12.15  -    12.42      16,668           0.12    1.29   -    2.59    4.65   -    6.04
            2003 (aw)             602    11.61  -    11.71       7,030           0.00    1.29   -    2.59   16.11   -   17.15
      Van Kampen UIF
         Global Franchise
         (Class II)
            2006                6,893    17.22  -    18.08     113,948           1.43    1.29   -    2.59   18.37   -   19.95
            2005                5,284    12.30  -    14.55      74,280           0.00    1.29   -    2.59    9.08   -   10.54
            2004                2,482    13.34  -    13.64      32,544           0.15    1.29   -    2.59    9.85   -   11.31
            2003 (aw)             758    12.14  -    12.25       9,257           0.00    1.29   -    2.59   21.43   -   22.51
      Van Kampen UIF
         Int'l Growth Equity
         (Class II)
            2006 (x)              351    10.68  -    10.76       3,765           0.28    1.29   -    2.44    6.76   -    7.61
      Van Kampen UIF
         Mid Cap Growth
         (Class II)
            2006 (ah)           3,035    18.69  -    19.62      49,627           0.00    1.29   -    2.59    6.32   -    7.73
            2005                1,949    17.58  -    18.21      35,035           0.00    1.29   -    2.59   14.27   -   15.79
            2004                1,348    15.38  -    15.73      21,019           0.00    1.29   -    2.59   18.33   -   19.91
            2003 (aw)             785    13.00  -    13.12      10,262           0.00    1.29   -    2.59   30.00   -   31.16

(x)  For the period beginning May 1, 2006, and ended December 31, 2006
(ah) For the period beginning March 1, 2006, and ended December 31, 2006
(aw) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF Small
         Company Growth
         (Class II)
            2006                1,425  $ 18.74  -  $ 19.67  $   27,591           0.00%  1.29 %  -    2.59%  10.40%  -   87.42 %
            2005                1,560    17.20  -    17.82      27,468           0.00   1.29    -    2.59    9.97   -   11.43
            2004                1,507    15.64  -    15.99      23,918           0.00   1.29    -    2.59   15.87   -   17.41
            2003 (aw)           1,035    13.50  -    13.62      14,062           0.00   1.29    -    2.59   35.01   -   36.21
      Van Kampen UIF U.S.
         Mid Cap Value
         (Class II)
            2006                4,425    14.93  -    19.03      81,291           0.22   1.29    -    2.59   17.51   -   19.07
            2005                3,855    12.54  -    16.20      60,801           0.26   1.29    -    2.59    9.25   -   10.71
            2004                2,709    14.83  -    15.16      39,035           0.01   1.29    -    2.59   11.56   -   13.05
            2003 (aw)           1,356    13.29  -    13.41      18,124           0.00   1.29    -    2.59   32.90   -   34.08
      Van Kampen UIF U.S.
         Real Estate
         (Class II)
            2006                4,137    28.96  -    30.72     118,645           0.96   1.29    -    2.69   33.98   -   35.90
            2005                4,154    19.79  -    21.61      87,617           1.15   1.29    -    2.69   13.62   -   15.25
            2004                3,417    17.17  -    19.02      62,735           1.60   1.29    -    2.69   34.32   -   90.22
            2003                1,366    12.67  -    12.79      18,567           0.00   1.29    -    2.59   26.72   -   27.85
            2002 (ay)              16    10.69  -    10.71         167           5.82   1.29    -    2.14    6.90   -    7.10

Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
      LIT Comstock
            2006                7,391    13.81  -    14.75     106,183           1.48   0.70    -    2.30   13.64   -   15.47
            2005                9,041    12.15  -    12.77     113,319           1.22   0.70    -    2.30    1.98   -    3.64
            2004                8,736    11.92  -    12.32     106,501           0.86   0.70    -    2.30   15.05   -   16.94
            2003                5,976    10.36  -    10.54      62,969           0.75   0.70    -    2.30   27.98   -   30.08
            2002                2,807     8.09  -     8.10      23,160           0.77   0.70    -    2.30  -19.06   -  -18.99
      LIT Domestic Income
            2002 (bu)               -      N/A  -      N/A           -          15.62   1.25    -    1.65     N/A   -     N/A


(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ay) For the period beginning October 14, 2002 and ended December 31, 2002
(bu) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts (continued):
      LIT Government
            2006                  142  $ 11.27  -  $ 11.48  $    1,626           4.33%  1.25%   -    1.65%   1.65%  -    2.06%
            2005                  146    11.09  -    11.25       1,637           4.21   1.25    -    1.65    1.85   -    2.25
            2004                  182    10.88  -    11.00       1,997           4.50   1.25    -    1.65    2.46   -    2.87
            2003                  140    10.62  -    10.69       1,491           4.87   1.25    -    1.65    0.08   -    0.48
            2002 (bs) (bu)        122    10.61  -    10.64       1,296           0.00   1.25    -    1.65    6.14   -    6.43
      LIT Money Market
            2006                  263    10.91  -    11.23       2,931           4.04   1.25    -    1.65    2.72   -    3.13
            2005                  273    10.62  -    10.89       2,961           2.70   1.25    -    1.65    1.01   -    1.41
            2004                  231    10.51  -    10.74       2,480           0.85   1.25    -    1.65   -0.85   -   -0.45
            2003                  278    10.60  -    10.79       2,989           0.60   1.25    -    1.65   -1.07   -   -0.68
            2002                  387    10.72  -    10.86       4,199           1.25   1.25    -    1.65   -0.44   -   -0.04
      Strat Growth I (ai)
            2006                6,027     5.99  -    10.37      51,748           0.00   0.70    -    2.30    0.52   -    2.14
            2005                7,916     5.86  -    10.32      68,990           0.26   0.70    -    2.30    5.46   -    7.18
            2004                9,614     5.47  -     9.78      81,916           0.00   0.70    -    2.30    4.57   -    6.29
            2003               11,683     5.15  -     9.36      95,881           0.00   0.70    -    2.30   24.42   -   26.46
            2002               12,789     4.07  -     7.52      85,976           0.35   0.70    -    2.30  -32.96   -  -24.80

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth
         (Class II)
            2006                1,638    12.23  -    12.87      21,980           0.00   0.70    -    2.59    2.21   -    4.19
            2005                1,821    11.97  -    12.36      23,587           0.00   0.70    -    2.59    8.24   -   10.34
            2004 (be) (bk)      1,774    11.20  -    14.27      21,143           0.00   0.70    -    2.59   11.92   -   11.97
            2003 (aw)             288    12.75  -    12.86       3,687           0.00   1.29    -    2.59   27.50   -   28.64

(ai) Previously known as LIT Emerging Growth
(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(be) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(bk) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(bs) For the period beginning May 1, 2002 and ended December 31, 2002
(bu) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                          For the year ended December 31,
                              ----------------------------------------  -----------------------------------------------------

                                          Accumulation
                               Units     Unit Fair Value    Net Assets   Investment          Expense             Total
                               (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**           Return***
                              -------  -------------------  ----------  -------------  ------------------  ------------------
Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts
   (continued):
      LIT Comstock
         (Class II)
            2006               23,656  $ 16.28  -  $ 17.09  $  356,769           1.25%  1.29%   -    2.59%  13.05%  -   14.55%
            2005               23,945    14.40  -    14.92     317,128           0.87   1.29    -    2.59    1.42   -    2.77
            2004               18,304    14.20  -    14.52     236,274           0.67   1.29    -    2.59   14.39   -   15.91
            2003               12,466    12.42  -    12.53     137,393           0.47   1.29    -    2.59   24.15   -   25.25
            2002 (bs)           4,821     8.01  -     8.05      38,762           0.00   1.35    -    2.20  -19.92   -  -19.46
      LIT Growth and Income
         (Class II)
            2006                9,672    17.69  -    17.35     171,902           0.97   1.29    -    2.69   12.86   -   14.48
            2005                9,458    15.68  -    16.39     147,128           0.78   1.29    -    2.69    6.78   -    8.31
            2004                7,527    14.68  -    15.14     108,454           0.64   1.29    -    2.69   11.05   -   12.65
            2003                4,387    12.31  -    12.42      56,398           0.00   1.29    -    2.59   23.14   -   24.23
            2002                   36     9.05  -     9.05         382           1.05   1.50    -    1.50   -9.50   -   -9.50
      LIT Money Market
         (Class II)
            2006                3,035     9.92  -    10.32      31,042           3.94   1.29    -    2.59    1.48   -    2.83
            2005                3,045     9.77  -    10.04      30,362           2.48   1.29    -    2.59   -0.22   -    1.11
            2004                1,784     9.79  -     9.93      17,650           0.72   1.29    -    2.59   -2.06   -   -0.75
            2003 (br)               -        -           -           -           0.00   0.00         0.00    0.00        0.00
      Strat Growth II (aj)
            2006                6,472    12.81  -    13.45      65,542           0.00   1.29    -    2.59   -0.03   -    1.30
            2005                6,958    12.81  -    13.23      68,765           0.01   1.29    -    2.59    4.86   -    6.25
            2004                7,134    12.22  -    12.45      63,974           0.00   1.29    -    2.59    4.01   -    5.40
            2003                6,797    11.75  -    11.85      54,406           0.00   1.29    -    2.59   17.49   -   18.53
            2002                4,529     5.39  -     5.76      24,527           0.05   1.35    -    2.20  -34.12   -  -33.56

(aj) Previously known as LIT Emerging Growth (Class II)
(bs) For the period beginning May 1, 2002 and ended December 31, 2002
(br) For the period beginning December 31, 2003 and ended December 31, 2003

                                     PART C
                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor")and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account") are filed in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114561) dated April 16, 2004.)

(2) Not Applicable

(3)(a) Underwriting Agreement with ALFS, Inc. (formerly known as Allstate Life Financial Services, Inc.)(Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Form N-4 Registration Statement (File No. 333-31288) dated February 29, 2000.)

(4)(b) Form of Earnings Protection Death Benefit Rider (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(4)(c) Form of Amendatory Endorsement to add Free Withdrawal Amount provision (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(4)(d) Form of Death Benefit Change Endorsement (Incorporated herein by reference to Post Effective Amendment No. 6 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 30, 2002.)

(4)(e) Form of Putnam Allstate Advisor Preferred Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(f) Form of Putnam Allstate Advisor Preferred Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No.333-31288) dated June 10, 2002.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series
II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(j) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(k) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(l) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(m) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(n) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(o) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(p) Form of Amendatory Endorsement for Charitable Remainder Trust (Series
II)(Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(q) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No.333-31288) dated June 10, 2002.)

(4)(r) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(s) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(4)(t) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(u) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(v) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(w) Form of SureIncome Plus Withdrawal Benefit Rider Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114561) dated April 18, 2006.)

(4)(x) Form of SureIncome for Life Withdrawal Benefit Rider Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114561) dated April 18, 2006.)

(5)(a) Form of Application for Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Form N-4 Registration Statement (File No. 333-31288) dated February 29, 2000.)

(5)(b) Form of Application for Putnam Allstate Advisor Preferred Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(5)(c) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(5)(d) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(5)(e) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(5)(f) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114561) dated April 25, 2005.)

(5)(g) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114561) dated April 18, 2006.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 20, 2001.)

(6)(b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post Effective Amendment No.5 to Depositor's Form N-4 Registration Statement(File No. 333-31288) dated April 20, 2001.)

(7) Not applicable

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of the Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(9)(b) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 19, 2000.)

(9)(c) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 2 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 26, 2000.)

(9)(d) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(9)(g) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 22, 2003.)

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114561) dated April 16, 2004.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(9)(k) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(10) Consent of Independent Registered Public Accounting Firm filed herewith.


(11) Not applicable

(12) Not applicable

(99)(a) Powers of Attorney for David A. Bird, Danny L. Hale, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, Eric A. Simonson, Kevin R. Slawin, Casey J. Sylla, Michael J. Velotta, Douglas B. Welch, and Thomas J. Wilson, II (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-114561) dated April 18, 2006).

(99)(b) Powers of Attorney for Michael B. Boyle, James W. Hohmann, George E. Ruebenson and Thomas J. Wilson II filed herewith.


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name and Principal Business Address               Positions and Offices with Depositor
-----------------------------------               ------------------------------------
David Andrew Bird                                 Director and Senior Vice President
Michael B. Boyle                                  Director and Vice President
Danny Lyman Hale                                  Director
George E. Ruebenson                               Director
John Carl Lounds                                  Director and Senior Vice President
John C. Pintozzi                                  Director, Senior Vice President and Chief Financial Officer
Eric Allen Simonson                               Director, Senior Vice President and Chief Investment Officer
Kevin Rourke Slawin                               Director and Senior Vice President
James E. Hohmann                                  Director, President and Chief Executive Officer
Michael Joseph Velotta                            Director, Senior Vice President, General Counsel and Secretary
Douglas B. Welch                                  Director and Senior Vice President
Thomas Joseph Wilson, II                          Chairman of the Board and Director
Joseph V. Tripodi                                 Senior Vice President and Chief Marketing Officer
Samuel Henry Pilch                                Group Vice President and Controller
Matthew S. Easley                                 Vice President
Karen Cassidy Gardner                             Vice President
Anson J. Glacy, Jr.                               Vice President
Mary Jovita McGinn                                Vice President and Assistant Secretary
John Eric Smith                                   Vice President
Patricia Wright Wilson                            Vice President
Steven C. Verney                                  Treasurer
Charles Calvin Baggs                              Assistant Vice President
James Baumstark                                   Assistant Vice President
Karen Burckhardt                                  Assistant Vice President
Errol Cramer                                      Assistant Vice President and Appointed Actuary
Lawrence William Dahl                             Assistant Vice President
Joanne Marie Derrig                               Assistant Vice President and Chief Privacy Officer
Sarah R. Donahue                                  Assistant Vice President
Lisa J. Flanary                                   Assistant Vice President
Douglas Ford Gaer                                 Assistant Vice President
Keith A. Hauschildt                               Assistant Vice President
Ronald A. Johnson                                 Assistant Vice President
Teresa G. Logue                                   Assistant Vice President
Robert L. Park                                    Assistant Vice President and Chief Compliance Officer
Joseph P. Rath                                    Assistant Vice President, Assistant General Counsel and Assistant
                                                  Secretary
Mario Rizzo                                       Assistant Vice President and Assistant Treasurer
Robert A. Shore                                   Assistant Vice President
Mary Springberg                                   Assistant Vice President
Robert E. Transon                                 Assistant Vice President
Timothy Nicholas Vander Pas                       Assistant Vice President
Richard Zaharias                                  Assistant Vice President
Laura R. Zimmerman                                Assistant Vice President
Doris J. Bryant                                   Assistant Secretary
Paul N. Kierig                                    Assistant Secretary
Sam DeFrank                                       Assistant Vice President - Tax Counsel
Nestor Almaria                                    Authorized Representative
Lynn Cirrincione                                  Authorized Representative
Florian (Bud) Palac                               Authorized Representative
Dean M. Way                                       Illustration Actuary


The  principal  business  address  of Mr.  Bird is 1776  American
Heritage Drive,  Jacksonville,  Florida 32224. The principal business address of
Mr. Dahl and Mr. Gaer is 2940 South 84th Street,  Lincoln,  Nebraska
68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form
10-K Annual Report of The Allstate Corporation filed February 22, 2007 (File
#1-11840).

27. NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Preferred Variable Annuity Contract:

As of February 28, 2007, there were 536 nonqualified contracts and 376 qualified contracts.

Allstate Advisor Preferred Variable Annuity Contract:

As of February 28, 2007, there were 3,435 nonqualified contracts and 3,549 qualified contracts.


28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to Allstate, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

            Allstate Financial Advisors Separate Account I
            Allstate Life of New York Separate Account A



29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Separate Account are as follows:


Name and Principal Business Address               Positions and Offices with Depositor
-----------------------------------               ------------------------------------
Robert A. Shore                                   President
Eric J. Smith                                     Manager, Chairman of the Board and Chief Executive Officer
John C. Pintozzi                                  Manager
Michael J. Velotta                                Manager and Assistant Secretary
Karen C. Gardner                                  Vice President
Joseph P. Rath                                    Vice President, General Counsel and Secretary
Joanne Derrig                                     Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner                               Assistant Vice President and Chief Compliance Officer
William D. Webb                                   Treasurer
Mary J. McGinn                                    Assistant Secretary
Steven C. Verney                                  Assistant Treasurer
Mario Rizzo                                       Assistant Treasurer


* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

Allstate Distributors

None

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account I (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.


32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988,from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 3rd day of April, 2007.

                           ALLSTATE FINANCIAL ADVISORS
                               SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                            By:/s/ Michael J. Velotta
                        ---------------------------------
                               Michael J. Velotta
                             Senior Vice President,
                          Secretary and General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following directors and officers of Allstate Life Insurance Company on the3rd day of April, 2007.


*/DAVID A. BIRD               Director and Senior Vice President
----------------------
David A. Bird

*/MICHAEL B. BOYLE            Director and Vice President
----------------------
Michael B. Bolye

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/JAMES W. HOHMANN            Director, President and Chief Executive Officer
---------------------               (Principal Executive Officer)
James W. Hohmann

*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds


*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI            Director, Senior Vice President and
------------------------      Chief Financial Officer
John C. Pintozzi              (Principal Financial Officer)

*/GEORGE E. RUEBENSON         Director
----------------------
George E. Ruebenson

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA              Director, Chairman of the Board and
----------------------        President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH            Director and Senior Vice President
-----------------------
Douglas B. Welch

*/THOMAS J. WILSON II         Director and Chairman of the Board
-----------------------
Thomas J. Wilson II


*/ By Michael J.  Velotta,  pursuant  to Power of  Attorney,  filed  herewith.

                                  Exhibit Index

Exhibit No.               Description


(10)                 Consent of Independent Registered Public Accounting Firm

(99)(b) Powers of Attorney for Michael B. Boyle, James W. Hohmann, George E. Ruebenson and Thomas J. Wilson II